UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Convertible Securities Fund
Class A [FISCX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Convertible Securities Fund returned 24.28%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 22.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, consumer discretionary, information technology (IT) and the financials sectors contributed to absolute returns; when combined, these sectors covered nearly two-thirds of the overall portfolio.

↑	Consumer discretionary, industrials, consumer staples, utilities and real estate sectors also contributed.
↑	Insmed in health care and Peloton Interactive (purchased during the period) within the consumer discretionary sector, both which gained more than 100%.
↑
Other key contributors include specific securities across various sectors; Axon Enterprise (industrials); Apollo Global Management and Shift4 Payments (financials); Ivanhoe Mines (materials; sold by period-end); Guidewire Software and HubSpot (IT); and Freshpet (consumer staples).

Top detractors from performance:
↓
Wolfspeed, Microchip Technology and MKS Instruments in IT; Albemarle in materials; Immunocore Holdings and Repligen in health care; and Global Payments in financials detracted from absolute performance. Most of these absolute detractors were new positions for the longer term that exhibited short-term weakness.

↓	Oil States International, an oilfield services provider within the energy sector.
↓	While all of the Fund’s investments in the communication services and utilities sectors traded higher, their combined gains were noticeably weaker than the other advancing sector allocations.
Franklin Convertible Securities Fund	PAGE 1	137-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	24.28	11.33	10.27
Class A (with sales charge)	17.45	10.08	9.65
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA Convertibles Total Return Alternatives Index	22.16	7.13	7.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,770,668,192
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$11,999,607
Portfolio Turnover Rate	37.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Convertible Securities Fund	PAGE 2	137-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The Fund’s principal investment strategies were revised to remove references to investments in non-convertible debt securities as it is no longer a principal investment strategy of the Fund. In addition, as of March 1, 2024, the Fund was no longer heavily concentrated in the consumer discretionary sector; therefore, references to the sector were removed from the prospectus.
Similarly, the risk disclosure related to the Fund’s investments in the consumer discretionary sector was removed.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Convertible Securities Fund	PAGE 3	137-ATSR-1224

Franklin Convertible Securities Fund
Class C [FROTX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$175	1.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Convertible Securities Fund returned 23.37%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 22.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, consumer discretionary, information technology (IT) and the financials sectors contributed to absolute returns; when combined, these sectors covered nearly two-thirds of the overall portfolio.

↑	Consumer discretionary, industrials, consumer staples, utilities and real estate sectors also contributed.
↑	Insmed in health care and Peloton Interactive (purchased during the period) within the consumer discretionary sector, both which gained more than 100%.
↑
Other key contributors include specific securities across various sectors; Axon Enterprise (industrials); Apollo Global Management and Shift4 Payments (financials); Ivanhoe Mines (materials; sold by period-end); Guidewire Software and HubSpot (IT); and Freshpet (consumer staples).

Top detractors from performance:
↓
Wolfspeed, Microchip Technology and MKS Instruments in IT; Albemarle in materials; Immunocore Holdings and Repligen in health care; and Global Payments in financials detracted from absolute performance. Most of these absolute detractors were new positions for the longer term that exhibited short-term weakness.

↓	Oil States International, an oilfield services provider within the energy sector.
↓	While all of the Fund’s investments in the communication services and utilities sectors traded higher, their combined gains were noticeably weaker than the other advancing sector allocations.
Franklin Convertible Securities Fund	PAGE 1	237-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	23.37	10.50	9.45
Class C (with sales charge)	22.37	10.50	9.45
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA Convertibles Total Return Alternatives Index	22.16	7.13	7.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,770,668,192
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$11,999,607
Portfolio Turnover Rate	37.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Convertible Securities Fund	PAGE 2	237-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
The Fund’s principal investment strategies were revised to remove references to investments in non-convertible debt securities as it is no longer a principal investment strategy of the Fund. In addition, as of March 1, 2024, the Fund was no longer heavily concentrated in the consumer discretionary sector; therefore, references to the sector were removed from the prospectus.
Similarly, the risk disclosure related to the Fund’s investments in the consumer discretionary sector was removed.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Convertible Securities Fund	PAGE 3	237-ATSR-1224

Franklin Convertible Securities Fund
Class R6 [FCSKX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Convertible Securities Fund returned 24.71%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 22.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, consumer discretionary, information technology (IT) and the financials sectors contributed to absolute returns; when combined, these sectors covered nearly two-thirds of the overall portfolio.

↑	Consumer discretionary, industrials, consumer staples, utilities and real estate sectors also contributed.
↑	Insmed in health care and Peloton Interactive (purchased during the period) within the consumer discretionary sector, both which gained more than 100%.
↑
Other key contributors include specific securities across various sectors; Axon Enterprise (industrials); Apollo Global Management and Shift4 Payments (financials); Ivanhoe Mines (materials; sold by period-end); Guidewire Software and HubSpot (IT); and Freshpet (consumer staples).

Top detractors from performance:
↓
Wolfspeed, Microchip Technology and MKS Instruments in IT; Albemarle in materials; Immunocore Holdings and Repligen in health care; and Global Payments in financials detracted from absolute performance. Most of these absolute detractors were new positions for the longer term that exhibited short-term weakness.

↓	Oil States International, an oilfield services provider within the energy sector.
↓	While all of the Fund’s investments in the communication services and utilities sectors traded higher, their combined gains were noticeably weaker than the other advancing sector allocations.
Franklin Convertible Securities Fund	PAGE 1	837-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	24.71	11.69	10.65
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA Convertibles Total Return Alternatives Index	22.16	7.13	7.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,770,668,192
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$11,999,607
Portfolio Turnover Rate	37.31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Convertible Securities Fund	PAGE 2	837-ATSR-1224

HOW HAS THE FUND CHANGED?
The Fund’s principal investment strategies were revised to remove references to investments in non-convertible debt securities as it is no longer a principal investment strategy of the Fund. In addition, as of March 1, 2024, the Fund was no longer heavily concentrated in the consumer discretionary sector; therefore, references to the sector were removed from the prospectus.
Similarly, the risk disclosure related to the Fund’s investments in the consumer discretionary sector was removed.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Convertible Securities Fund	PAGE 3	837-ATSR-1224

Franklin Convertible Securities Fund
Advisor Class [FCSZX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$64	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Convertible Securities Fund returned 24.59%. The Fund compares its performance to the ICE BofA Convertibles Total Return Alternatives Index, which returned 22.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Health care, consumer discretionary, information technology (IT) and the financials sectors contributed to absolute returns; when combined, these sectors covered nearly two-thirds of the overall portfolio.

↑	Consumer discretionary, industrials, consumer staples, utilities and real estate sectors also contributed.
↑	Insmed in health care and Peloton Interactive (purchased during the period) within the consumer discretionary sector, both which gained more than 100%.
↑
Other key contributors include specific securities across various sectors; Axon Enterprise (industrials); Apollo Global Management and Shift4 Payments (financials); Ivanhoe Mines (materials; sold by period-end); Guidewire Software and HubSpot (IT); and Freshpet (consumer staples).

Top detractors from performance:
↓
Wolfspeed, Microchip Technology and MKS Instruments in IT; Albemarle in materials; Immunocore Holdings and Repligen in health care; and Global Payments in financials detracted from absolute performance. Most of these absolute detractors were new positions for the longer term that exhibited short-term weakness.

↓	Oil States International, an oilfield services provider within the energy sector.
↓	While all of the Fund’s investments in the communication services and utilities sectors traded higher, their combined gains were noticeably weaker than the other advancing sector allocations.
Franklin Convertible Securities Fund	PAGE 1	637-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	24.59	11.61	10.54
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA Convertibles Total Return Alternatives Index	22.16	7.13	7.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$2,770,668,192
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$11,999,607
Portfolio Turnover Rate	37.31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Convertible Securities Fund	PAGE 2	637-ATSR-1224

HOW HAS THE FUND CHANGED?
The Fund’s principal investment strategies were revised to remove references to investments in non-convertible debt securities as it is no longer a principal investment strategy of the Fund. In addition, as of March 1, 2024, the Fund was no longer heavily concentrated in the consumer discretionary sector; therefore, references to the sector were removed from the prospectus.
Similarly, the risk disclosure related to the Fund’s investments in the consumer discretionary sector was removed.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Convertible Securities Fund	PAGE 3	637-ATSR-1224

Franklin Equity Income Fund
Class A [FISEX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Equity Income Fund returned 33.65%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Franklin Equity Income Fund	PAGE 1	139-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	33.65	11.00	9.63
Class A (with sales charge)	26.32	9.75	9.02
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
*	Does not include derivatives, except purchased options, if any.
Franklin Equity Income Fund	PAGE 2	139-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	139-ATSR-1224

Franklin Equity Income Fund
Class C [FRETX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$183	1.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Equity Income Fund returned 32.63%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Franklin Equity Income Fund	PAGE 1	239-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	32.63	10.16	8.82
Class C (with sales charge)	31.63	10.16	8.82
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
*	Does not include derivatives, except purchased options, if any.
Franklin Equity Income Fund	PAGE 2	239-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	239-ATSR-1224

Franklin Equity Income Fund
Class R [FREIX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$125	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Equity Income Fund returned 33.32%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Franklin Equity Income Fund	PAGE 1	839-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	33.32	10.73	9.38
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
*	Does not include derivatives, except purchased options, if any.
Franklin Equity Income Fund	PAGE 2	839-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	839-ATSR-1224

Franklin Equity Income Fund
Class R6 [FEIQX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$57	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Equity Income Fund returned 34.11%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Franklin Equity Income Fund	PAGE 1	369-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	34.11	11.37	10.02
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
*	Does not include derivatives, except purchased options, if any.
Franklin Equity Income Fund	PAGE 2	369-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	369-ATSR-1224

Franklin Equity Income Fund
Advisor Class [FEIFX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$67	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Equity Income Fund returned 33.98%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 30.98% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT) and industrials sectors were top absolute contributors.
↑
JPMorgan Chase and Morgan Stanley, financial services companies within the financials sector, supported, in part, by growing capital markets activity, higher interest rates, which helped net interest margins, and an overall healthy economy, contributed to absolute performance.

↑
Broadcom, which designs, develops and supplies a broad range of semiconductor and infrastructure software solutions, and Oracle, a software and technology company, within the IT sector contributed to absolute performance as semiconductor-related companies tied to the memory-chip industry experienced significant growth over the period from the artificial intelligence (AI) boom. Broadcom, as AI-related demand was a revenue driver and Oracle as the company saw strong growth in their cloud applications.

Top detractors from performance:
Several individual holdings within the health care:
↓	Merck, a pharmaceutical company, declined as 2024 profit guidance fell due to headwinds in China and disappointing sales from several key products, detracted from absolute performance.
↓	Becton Dickinson, a medical supply company, faced competitive pressures, detracted from absolute performance (not held at period-end).
↓
Pfizer, a pharmaceutical company, as its stock fell short over the period with a decline in COVID revenues, also detracted from absolute performance. Due to long-term concerns about the company’s low growth rate, high expenses and weak drug development pipeline, the security was sold by period-end.

Franklin Equity Income Fund	PAGE 1	639-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	33.98	11.27	9.91
Russell 3000 Index	37.86	14.60	12.44
Russell 1000 Value Index	30.98	10.14	8.87
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,177,978,324
Total Number of Portfolio Holdings*	84
Total Management Fee Paid	$17,478,021
Portfolio Turnover Rate	29.71%
*	Does not include derivatives, except purchased options, if any.
Franklin Equity Income Fund	PAGE 2	639-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024 Todd Brighton, CFA, was removed as a portfolio manager of the Fund.
This is a summary of a change to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Equity Income Fund	PAGE 3	639-ATSR-1224

Franklin Managed Income Fund
Class A [FBLAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Managed Income Fund returned 19.00%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.
Franklin Managed Income Fund	PAGE 1	424-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	19.00	5.86	5.92
Class A (with sales charge)	12.50	4.68	5.32
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
*	Does not include derivatives, except purchased options, if any.
Franklin Managed Income Fund	PAGE 2	424-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	424-ATSR-1224

Franklin Managed Income Fund
Class C [FBMCX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Managed Income Fund returned 18.08%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.
Franklin Managed Income Fund	PAGE 1	517-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	18.08	5.06	5.13
Class C (with sales charge)	17.08	5.06	5.13
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
*	Does not include derivatives, except purchased options, if any.
Franklin Managed Income Fund	PAGE 2	517-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	517-ATSR-1224

Franklin Managed Income Fund
Class R [FBFQX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$126	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Managed Income Fund returned 18.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.
Franklin Managed Income Fund	PAGE 1	817-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	18.75	5.59	5.66
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
*	Does not include derivatives, except purchased options, if any.
Franklin Managed Income Fund	PAGE 2	817-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	817-ATSR-1224

Franklin Managed Income Fund
Class R6 [FBFRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$64	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Managed Income Fund returned 19.43%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.
Franklin Managed Income Fund	PAGE 1	317-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	19.43	6.19	6.28
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
*	Does not include derivatives, except purchased options, if any.
Franklin Managed Income Fund	PAGE 2	317-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	317-ATSR-1224

Franklin Managed Income Fund
Advisor Class [FBFZX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$71	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Managed Income Fund returned 19.25%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Blended Benchmark (consisting of 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index) and the S&P 500 Index, which returned 10.55%, 20.20% and 38.02%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. Treasuries (USTs), along with the financials and health care sectors, led absolute fixed income returns during the period. By issuer, top contributors were Community Health Systems and JBS.
↑
Among equities, returns were driven by the financials, information technology (IT), and utilities sectors. JP Morgan Chase and Morgan Stanley contributed within financials, while Texas Instruments added value within IT.

↑
Underweight fixed income allocation to securitized products and government related securities assisted relative returns, as did selection within the financials sector. Equity returns benefited from overweight positioning and selection within the utilities and financials sectors and an underweight allocation and stock selection within health care.

Top detractors from performance:
↓	Albemarle, Halliburton, and CVS Health hindered equity returns.
↓
Relative fixed income returns were weakened by overweight allocations to the industrials, materials, and consumer discretionary sectors. Further, stock selection among the IT, industrials, and materials sectors detracted from relative equity returns.

↓	From an absolute returns perspective, no fixed income sectors or individual issuers meaningfully detracted from performance.
Use of derivatives and the impact on performance:
The Fund used UST futures to hedge duration positioning, while equity call and put options were used to sell and reduce positions and/or to initiate and add to positions. In aggregate these derivatives modestly contributed to performance.
Franklin Managed Income Fund	PAGE 1	624-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	19.25	6.11	6.19
Russell 3000 Index	37.86	14.60	12.44
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index	20.20	4.82	6.04
S&P 500 Index	38.02	15.26	13.00
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,503,952,269
Total Number of Portfolio Holdings*	183
Total Management Fee Paid	$19,238,032
Portfolio Turnover Rate	31.92%
*	Does not include derivatives, except purchased options, if any.
Franklin Managed Income Fund	PAGE 2	624-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Managed Income Fund	PAGE 3	624-ATSR-1224

Franklin Floating Rate Daily Access Fund
Class A [FAFRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Floating Rate Daily Access Fund returned 10.01%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 10.56% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.55% for the same period. Effective March 1, 2024, the Morningstar LSTA U.S. Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA U.S. Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to February 29, 2024; underweight loan allocation to the information technology and energy industries; loan selection in leisure, finance and health care issuers; underweight allocation in upper-tier loans and overweight allocation to middle-tier loans relative to the index.

↑
Post February 29, 2024; a slight overweight in the shipping transportation industry and underweight in the food/tobacco and service segments; loan selection in telecommunications, aerospace and chemical issuers; overweight allocation to middle-tier loans and underweight allocations in upper-tier loans and lower-tier loans relative to the index.

Top detractors from performance:
↓
Prior to February 29, 2024; underweight loan allocation to the housing and broadcasting segments; allocation to equity received from prior restructurings and cash exposures; loan selection in our selection in retail, telecommunications and service issuers and an underweight allocation to lower-tier loans relative to the index.

↓
Post February 29, 2024; overweight loan allocation to the land transportation industry and underweight in telecommunication segment; allocation to equity received from prior restructurings    and cash exposure; loan selection in land transportation, health care and service issuers.

Franklin Floating Rate Daily Access Fund	PAGE 1	489-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	10.01	4.91	3.71
Class A (with sales charge)	7.45	4.42	3.46
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Morningstar LSTA U.S. Leveraged Loan Index[1]	10.56	6.02	4.92
Credit Suisse Leveraged Loan Index	10.55	5.88	4.91
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,423,088,796
Total Number of Portfolio Holdings*	307
Total Management Fee Paid	$8,011,080
Portfolio Turnover Rate	51.91%
*	Does not include derivatives, except purchased options, if any.
Franklin Floating Rate Daily Access Fund	PAGE 2	489-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Floating Rate Daily Access Fund	PAGE 3	489-ATSR-1224

Franklin Floating Rate Daily Access Fund
Class C [FCFRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$140	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Floating Rate Daily Access Fund returned 9.57%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 10.56% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.55% for the same period. Effective March 1, 2024, the Morningstar LSTA U.S. Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA U.S. Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to February 29, 2024; underweight loan allocation to the information technology and energy industries; loan selection in leisure, finance and health care issuers; underweight allocation in upper-tier loans and overweight allocation to middle-tier loans relative to the index.

↑
Post February 29, 2024; a slight overweight in the shipping transportation industry and underweight in the food/tobacco and service segments; loan selection in telecommunications, aerospace and chemical issuers; overweight allocation to middle-tier loans and underweight allocations in upper-tier loans and lower-tier loans relative to the index.

Top detractors from performance:
↓
Prior to February 29, 2024; underweight loan allocation to the housing and broadcasting segments; allocation to equity received from prior restructurings and cash exposures; loan selection in our selection in retail, telecommunications and service issuers and an underweight allocation to lower-tier loans relative to the index.

↓
Post February 29, 2024; overweight loan allocation to the land transportation industry and underweight in telecommunication segment; allocation to equity received from prior restructurings    and cash exposure; loan selection in land transportation, health care and service issuers.

Franklin Floating Rate Daily Access Fund	PAGE 1	589-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	9.57	4.49	3.29
Class C (with sales charge)	8.54	4.48	3.28
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Morningstar LSTA U.S. Leveraged Loan Index[1]	10.56	6.02	4.92
Credit Suisse Leveraged Loan Index	10.55	5.88	4.91
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,423,088,796
Total Number of Portfolio Holdings*	307
Total Management Fee Paid	$8,011,080
Portfolio Turnover Rate	51.91%
*	Does not include derivatives, except purchased options, if any.
Franklin Floating Rate Daily Access Fund	PAGE 2	589-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Floating Rate Daily Access Fund	PAGE 3	589-ATSR-1224

Franklin Floating Rate Daily Access Fund
Class R6 [FFRDX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Floating Rate Daily Access Fund returned 10.37%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 10.56% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.55% for the same period. Effective March 1, 2024, the Morningstar LSTA U.S. Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA U.S. Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to February 29, 2024; underweight loan allocation to the information technology and energy industries; loan selection in leisure, finance and health care issuers; underweight allocation in upper-tier loans and overweight allocation to middle-tier loans relative to the index.

↑
Post February 29, 2024; a slight overweight in the shipping transportation industry and underweight in the food/tobacco and service segments; loan selection in telecommunications, aerospace and chemical issuers; overweight allocation to middle-tier loans and underweight allocations in upper-tier loans and lower-tier loans relative to the index.

Top detractors from performance:
↓
Prior to February 29, 2024; underweight loan allocation to the housing and broadcasting segments; allocation to equity received from prior restructurings and cash exposures; loan selection in our selection in retail, telecommunications and service issuers and an underweight allocation to lower-tier loans relative to the index.

↓
Post February 29, 2024; overweight loan allocation to the land transportation industry and underweight in telecommunication segment; allocation to equity received from prior restructurings    and cash exposure; loan selection in land transportation, health care and service issuers.

Franklin Floating Rate Daily Access Fund	PAGE 1	389-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	10.37	5.26	4.06
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Morningstar LSTA U.S. Leveraged Loan Index[1]	10.56	6.02	4.92
Credit Suisse Leveraged Loan Index	10.55	5.88	4.91
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,423,088,796
Total Number of Portfolio Holdings*	307
Total Management Fee Paid	$8,011,080
Portfolio Turnover Rate	51.91%
*	Does not include derivatives, except purchased options, if any.
Franklin Floating Rate Daily Access Fund	PAGE 2	389-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Floating Rate Daily Access Fund	PAGE 3	389-ATSR-1224

Franklin Floating Rate Daily Access Fund
Advisor Class [FDAAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$73	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Floating Rate Daily Access Fund returned 10.29%. The Fund compares its performance to the Morningstar LSTA U.S. Leveraged Loan Index, which returned 10.56% for the same period. The Fund previously compared its performance to the Credit Suisse Leveraged Loan Index, which returned 10.55% for the same period. Effective March 1, 2024, the Morningstar LSTA U.S. Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA U.S. Leveraged Loan Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Prior to February 29, 2024; underweight loan allocation to the information technology and energy industries; loan selection in leisure, finance and health care issuers; underweight allocation in upper-tier loans and overweight allocation to middle-tier loans relative to the index.

↑
Post February 29, 2024; a slight overweight in the shipping transportation industry and underweight in the food/tobacco and service segments; loan selection in telecommunications, aerospace and chemical issuers; overweight allocation to middle-tier loans and underweight allocations in upper-tier loans and lower-tier loans relative to the index.

Top detractors from performance:
↓
Prior to February 29, 2024; underweight loan allocation to the housing and broadcasting segments; allocation to equity received from prior restructurings and cash exposures; loan selection in our selection in retail, telecommunications and service issuers and an underweight allocation to lower-tier loans relative to the index.

↓
Post February 29, 2024; overweight loan allocation to the land transportation industry and underweight in telecommunication segment; allocation to equity received from prior restructurings    and cash exposure; loan selection in land transportation, health care and service issuers.

Franklin Floating Rate Daily Access Fund	PAGE 1	689-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	10.29	5.17	3.96
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Morningstar LSTA U.S. Leveraged Loan Index[1]	10.56	6.02	4.92
Credit Suisse Leveraged Loan Index	10.55	5.88	4.91
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,423,088,796
Total Number of Portfolio Holdings*	307
Total Management Fee Paid	$8,011,080
Portfolio Turnover Rate	51.91%
*	Does not include derivatives, except purchased options, if any.
Franklin Floating Rate Daily Access Fund	PAGE 2	689-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Floating Rate Daily Access Fund	PAGE 3	689-ATSR-1224

Franklin Long Duration Credit Fund
Class R6 [FLDBX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Long Duration Credit Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$12	0.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Long Duration Credit Fund returned 18.70%. The Fund compares its performance to the Bloomberg U.S. Long Credit Index, which returned 18.80% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight allocation to the taxable municipal bond sector
↑	Security selection in utility segment
↑	Security selection in financial issues

Top detractors from performance:
↓	A modest allocation to U.S. Treasuries led to relative underperformance as credit outperformed with credit spreads moving tighter throughout the period
↓	Security selection in media and cable segment
↓	Security selection in aerospace and defense
Franklin Long Duration Credit Fund	PAGE 1	814-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/22/2023 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (8/22/2023)
Class R6	18.70	9.23
Bloomberg U.S. Aggregate Index	10.55	6.46
Bloomberg U.S. Long Credit Index	18.80	9.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$87,309,395
Total Number of Portfolio Holdings*	310
Total Management Fee Paid	$0
Portfolio Turnover Rate	44.62%
*	Does not include derivatives, except purchased options, if any.
Franklin Long Duration Credit Fund	PAGE 2	814-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Andrew C. Benson was added as a portfolio manager of the Fund.
Effective March 1, 2024, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expenses, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.09% for each share class until February 28, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Long Duration Credit Fund	PAGE 3	814-ATSR-1224

Franklin Low Duration Total Return Fund
Class A [FLDAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$68	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Low Duration Total Return Fund returned 6.76%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.
Franklin Low Duration Total Return Fund	PAGE 1	401-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	6.76	1.87	1.70
Class A (with sales charge)	4.37	1.41	1.47
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration Total Return Fund	PAGE 2	401-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	401-ATSR-1224

Franklin Low Duration Total Return Fund
Class C [FLDCX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$109	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Low Duration Total Return Fund returned 6.50%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.
Franklin Low Duration Total Return Fund	PAGE 1	501-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	6.50	1.48	1.30
Class C (with sales charge)	5.48	1.48	1.30
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration Total Return Fund	PAGE 2	501-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	501-ATSR-1224

Franklin Low Duration Total Return Fund
Class R [FLDRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$94	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Low Duration Total Return Fund returned 6.50%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.
Franklin Low Duration Total Return Fund	PAGE 1	8001-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	6.50	1.60	1.43
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R shares on 10/15/2019. Returns for periods before 10/15/2019, are based on the Fund’s Class A performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration Total Return Fund	PAGE 2	8001-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	8001-ATSR-1224

Franklin Low Duration Total Return Fund
Class R6 [FLRRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$31	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Low Duration Total Return Fund returned 7.21%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.
Franklin Low Duration Total Return Fund	PAGE 1	354-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	7.21	2.22	2.07
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration Total Return Fund	PAGE 2	354-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	354-ATSR-1224

Franklin Low Duration Total Return Fund
Advisor Class [FLDZX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$42	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Low Duration Total Return Fund returned 6.99%. The Fund compares its performance to the Bloomberg U.S. Government & Credit (1-3 Year) Index, which returned 6.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade and high-yield corporate bonds. Overweight allocation to senior secured floating-rate bank loans and collateralized loan obligations (CLOs)
↑	Overweight allocation to non-agency residential mortgage-backed securities and asset backed securities (ABS)
↑	Exposure to commercial mortgage-backed securities

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans, CLOs and ABS
↓	Exposure to non-U.S. dollar denominated emerging market debt
Use of derivatives and the impact on performance:
The Fund utilized derivatives, including credit default swaps, credit default indices, and U.S. Treasury futures, principally as a tool for efficient portfolio management and to manage overall portfolio risk, which overall marginally detracted from performance.
Franklin Low Duration Total Return Fund	PAGE 1	621-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	6.99	2.11	1.95
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government & Credit (1-3 Year) Index	6.25	1.51	1.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,972,116,843
Total Number of Portfolio Holdings*	708
Total Management Fee Paid	$4,225,120
Portfolio Turnover Rate	65.68%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration Total Return Fund	PAGE 2	621-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Effective September 30, 2024, Sameer Kackar and Michael V. Salm were added as portfolio managers of the Fund and Sonal Desai was removed as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration Total Return Fund	PAGE 3	621-ATSR-1224

Franklin Low Duration U.S. Government Securities Fund
Class A [FISAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Low Duration U.S. Government Securities Fund returned 6.49%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	138-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	6.49	1.24	0.82
Class A (with sales charge)	4.10	0.79	0.59
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	138-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
Effective July 1, 2024, investments of $250,000 or more in Class A shares of the Fund will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	138-ATSR-1224

Franklin Low Duration U.S. Government Securities Fund
Class A1 [FAUGX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$70	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A1 shares of Franklin Low Duration U.S. Government Securities Fund returned 6.65%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	968-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A1	6.65	1.39	0.98
Class A1 (with sales charge)	4.26	0.94	0.75
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	968-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
Effective July 1, 2024, investments of $250,000 or more in Class A1 shares of the Fund will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	968-ATSR-1224

Franklin Low Duration U.S. Government Securities Fund
Class C [FCSCX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$127	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Low Duration U.S. Government Securities Fund returned 6.07%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	238-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	6.07	0.81	0.42
Class C (with sales charge)	5.07	0.81	0.42
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	238-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	238-ATSR-1224

Franklin Low Duration U.S. Government Securities Fund
Class R6 [FAURX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$57	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Low Duration U.S. Government Securities Fund returned 6.78%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	838-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	6.78	1.56	1.17
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	838-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	838-ATSR-1224

Franklin Low Duration U.S. Government Securities Fund
Advisor Class [FAUZX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Low Duration U.S. Government Securities Fund returned 6.89%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Allocations to agency hybrid adjustable-rate mortgages and collateralized mortgage obligations were major contributors to relative performance.
↑	Allocation to agency mortgage-backed securities.
↑	Exposure to agency commercial mortgage-backed securities.

Top detractors from performance:
↓	There were no significant detractors to performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate derivatives, including future contracts to manage duration more efficiently, which modestly detracted from performance.
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	638-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	6.89	1.49	1.07
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Bloomberg U.S. Government (1-3 Year) Index	5.78	1.30	1.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2023, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$388,576,925
Total Number of Portfolio Holdings*	1,241
Total Management Fee Paid	$1,507,874
Portfolio Turnover Rate	16.02%
*	Does not include derivatives, except purchased options, if any.
Franklin Low Duration U.S. Government Securities Fund	PAGE 2	638-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Low Duration U.S. Government Securities Fund	PAGE 3	638-ATSR-1224

Franklin Total Return Fund
Class A [FKBAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Total Return Fund returned 10.99%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.
Franklin Total Return Fund	PAGE 1	460-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	10.99	-0.40	0.99
Class A (with sales charge)	6.85	-1.16	0.60
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
*	Does not include derivatives, except purchased options, if any.
Franklin Total Return Fund	PAGE 2	460-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	460-ATSR-1224

Franklin Total Return Fund
Class C [FCTLX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$129	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Total Return Fund returned 10.36%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.
Franklin Total Return Fund	PAGE 1	560-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	10.36	-0.81	0.58
Class C (with sales charge)	9.36	-0.81	0.58
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
*	Does not include derivatives, except purchased options, if any.
Franklin Total Return Fund	PAGE 2	560-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	560-ATSR-1224

Franklin Total Return Fund
Class R [FTRRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$114	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Total Return Fund returned 10.62%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.
Franklin Total Return Fund	PAGE 1	860-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	10.62	-0.64	0.74
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Total Return Fund	PAGE 2	860-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	860-ATSR-1224

Franklin Total Return Fund
Class R6 [FRERX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$50	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Total Return Fund returned 11.30%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.
Franklin Total Return Fund	PAGE 1	360-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.30	-0.06	1.36
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Total Return Fund	PAGE 2	360-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	360-ATSR-1224

Franklin Total Return Fund
Advisor Class [FBDAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Total Return Fund returned 11.19%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 10.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to investment-grade corporate bonds and senior secured floating-rate bank loan as well as overweight allocation to high-yield (HY) corporate bonds and collateralized loan obligations.
↑	Overweight allocation to agency mortgage-backed securities (MBS), non-agency residential mortgage-backed securities and commercial mortgage-backed securities (CMBS).
↑	Exposure to taxable municipal bonds and sovereign emerging-market debt.

Top detractors from performance:
↓	Security selection in MBS and CMBS.
↓	Security selection in HY corporate bonds.
Franklin Total Return Fund	PAGE 1	660-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	11.19	-0.17	1.24
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,153,658,403
Total Number of Portfolio Holdings*	730
Total Management Fee Paid	$12,522,070
Portfolio Turnover Rate	204.24%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Total Return Fund	PAGE 2	660-ATSR-1224

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund added disclosure to its prospectus to clarify that the Fund may, at times, have significant exposure to treasury futures.
Additionally, effective September 30, 2024, Michael V. Salm was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Total Return Fund	PAGE 3	660-ATSR-1224

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $592,444 for the fiscal year ended October 31, 2024 and $555,512 for the fiscal year ended October 31, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended October 31, 2024 and $37,375 for the fiscal year ended October 31, 2023. The services for which these fees were paid included fees for tax compliance matters.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended October 31, 2024 and $70,000 for the fiscal year ended October 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2024 and $8,168 for the fiscal year ended October 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $63,023 for the fiscal year ended October 31, 2024 and $199,648 for the fiscal year ended October 31, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $133,023 for the fiscal year ended October 31, 2024 and $315,191 for the fiscal year ended October 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Investors Securities
Trust
Financial Statements and Other Important Information
Annual | October 31, 2024
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 35
Notes to Financial Statements 41
Report of Independent Registered Public Accounting Firm 58
Tax Information 59
Changes In and Disagreements with Accountants 60
Results of Meeting(s) of Shareholders 60
Remuneration Paid to Directors, Officers and Others 60
Board Approval of Management and Subadvisory Agreements 60

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
o
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.90 $20.43 $31.15 $27.11 $22.13
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.18 0.14 0.19 0.22
Net realized and unrealized gains (losses) ........... 4.34 (0.02) (5.47) 7.01 6.67
Total from investment operations .................... 4.54 0.16 (5.33) 7.20 6.89
Less distributions from:
Net investment income .......................... (0.22) (0.16) (0.15) (0.23) (0.30)
Net realized gains ............................. (0.29) (1.53) (5.24) (2.93) (1.61)
Total distributions ............................... (0.51) (1.69) (5.39) (3.16) (1.91)
Net asset value, end of year ....................... $22.93 $18.90 $20.43 $31.15 $27.11
Total return
c
................................... 24.28% 0.62% (19.94)% 27.98% 33.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.82% 0.83% 0.83% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.82% 0.81%
d
0.83%
d,e
0.82%
d
0.83%
d,e
Net investment income ........................... 0.93% 0.91% 0.61% 0.64% 0.96%
Supplemental data
Net assets, end of year (000’s) ..................... $961,707 $901,820 $1,067,202 $1,621,832 $1,385,821
Portfolio turnover rate ............................ 37.31% 22.92% 6.64% 32.67% 32.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.38 $19.92 $30.53 $26.66 $21.77
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 0.03 (0.03) (0.03) 0.05
Net realized and unrealized gains (losses) ........... 4.22 (0.02) (5.34) 6.89 6.56
Total from investment operations .................... 4.26 0.01 (5.37) 6.86 6.61
Less distributions from:
Net investment income .......................... (0.06) (0.02) — (0.06) (0.11)
Net realized gains ............................. (0.29) (1.53) (5.24) (2.93) (1.61)
Total distributions ............................... (0.35) (1.55) (5.24) (2.99) (1.72)
Net asset value, end of year ....................... $22.29 $18.38 $19.92 $30.53 $26.66
Total return
c
................................... 23.37% (0.16)% (20.53)% 27.04% 32.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.57% 1.58% 1.57% 1.59%
Expenses net of waiver and payments by affiliates ....... 1.57% 1.56%
d
1.57%
d
1.57%
d,e
1.58%
d
Net investment income (loss) ...................... 0.17% 0.15% (0.15)% (0.10)% 0.21%
Supplemental data
Net assets, end of year (000’s) ..................... $53,128 $67,313 $100,936 $198,611 $233,295
Portfolio turnover rate ............................ 37.31% 22.92% 6.64% 32.67% 32.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.08 $20.62 $31.39 $27.29 $22.28
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.25 0.22 0.29 0.31
Net realized and unrealized gains (losses) ........... 4.39 (0.03) (5.52) 7.07 6.69
Total from investment operations .................... 4.66 0.22 (5.30) 7.36 7.00
Less distributions from:
Net investment income .......................... (0.29) (0.23) (0.23) (0.33) (0.38)
Net realized gains ............................. (0.29) (1.53) (5.24) (2.93) (1.61)
Total distributions ............................... (0.58) (1.76) (5.47) (3.26) (1.99)
Net asset value, end of year ....................... $23.16 $19.08 $20.62 $31.39 $27.29
Total return .................................... 24.71% 0.89% (19.65)% 28.43% 33.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.51% 0.53% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.49%
c
0.48%
c
0.50%
c
0.50%
c
Net investment income ........................... 1.25% 1.23% 0.95% 0.97% 1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $99,998 $89,591 $95,418 $127,846 $113,642
Portfolio turnover rate ............................ 37.31% 22.92% 6.64% 32.67% 32.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.90 $20.43 $31.16 $27.11 $22.14
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.23 0.20 0.26 0.28
Net realized and unrealized gains (losses) ........... 4.34 (0.02) (5.48) 7.03 6.66
Total from investment operations .................... 4.59 0.21 (5.28) 7.29 6.94
Less distributions from:
Net investment income .......................... (0.27) (0.21) (0.21) (0.31) (0.36)
Net realized gains ............................. (0.29) (1.53) (5.24) (2.93) (1.61)
Total distributions ............................... (0.56) (1.74) (5.45) (3.24) (1.97)
Net asset value, end of year ....................... $22.93 $18.90 $20.43 $31.16 $27.11
Total return .................................... 24.59% 0.87% (19.75)% 28.34% 33.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.57% 0.58% 0.58% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.57% 0.56%
c
0.58%
c,d
0.57%
c
0.58%
c,d
Net investment income ........................... 1.18% 1.16% 0.85% 0.89% 1.20%
Supplemental data
Net assets, end of year (000’s) ..................... $1,655,834 $1,474,802 $1,894,863 $3,355,546 $2,773,524
Portfolio turnover rate ............................ 37.31% 22.92% 6.64% 32.67% 32.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Convertible Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.9%
Machinery 0.9%
a
RBC Bearings, Inc. .................................. United States 85,324 $ 23,920,583
Total Common Stocks (Cost $ 19,334,693 ) ....................................
23,920,583
Convertible Preferred Stocks 10.4%
Capital Markets 2.1%
a
Ares Management Corp. , 6.75% , B ...................... United States 1,066,000 57,457,400
a
Chemicals 1.7%
Albemarle Corp. , 7.25% .............................. United States 1,063,200 47,578,200
Electric Utilities 2.0%
NextEra Energy, Inc. , 7.299% .......................... United States 1,040,000 55,026,400
Financial Services 2.5%
Apollo Global Management, Inc. , 6.75% .................. United States 910,000 69,496,700
Technology Hardware, Storage & Peripherals 2.1%
a
Hewlett Packard Enterprise Co. , 7.625% .................. United States 1,020,000 59,007,000
a
Total Convertible Preferred Stocks (Cost $ 254,326,825 ) ........................
288,565,700
Principal
Amount
*
Convertible Bonds 85.2%
Aerospace & Defense 2.4%
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 34,800,000 65,911,200
Biotechnology 6.3%
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 32,500,000 34,454,496
b
Immunocore Holdings plc , Senior Note , 144A, 2.5% , 2/01/30 ... United Kingdom 20,000,000 17,329,000
Insmed, Inc. , Senior Note , 0.75% , 6/01/28 .................
United States 22,000,000 46,750,000
Mirum Pharmaceuticals, Inc. , Senior Note , 4% , 5/01/29 .......
United States 16,500,000 24,022,164
PTC Therapeutics, Inc. , Senior Note , 1.5% , 9/15/26 ..........
United States 48,000,000 51,416,415
173,972,075
Broadline Retail 4.1%
b ,c
Alibaba Group Holding Ltd. , Senior Note , 144A, 0.5% , 6/01/31 . China 54,000,000 62,329,500
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ..................
United States 59,500,000 51,034,286
113,363,786
Communications Equipment 0.7%
Viavi Solutions, Inc. , 1.625% , 3/15/26 ....................
United States 20,709,000 20,786,659
Construction & Engineering 1.8%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 39,000,000 51,109,500
Consumer Staples Distribution & Retail 0.9%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 21,000,000 23,748,480
Electric Utilities 3.3%
b
PG&E Corp. , Senior Secured Note , 144A, 4.25% , 12/01/27 .... United States 52,000,000 56,771,000
b
TXNM Energy, Inc. , Junior Sub. Bond , 144A, 5.75% , 6/01/54 ... United States 31,500,000 34,177,538
90,948,538
Energy Equipment & Services 1.0%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 .....
United States 28,000,000 27,384,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Financial Services 3.9%
b
Global Payments, Inc. , Senior Note , 144A, 1.5% , 3/01/31 ..... United States 50,000,000 $ 47,925,000
Shift4 Payments, Inc. ,
Senior Note , Zero Cpn., 12/15/25 ..................... United States 19,000,000 23,294,000
Senior Note , 0.5% , 8/01/27 .......................... United States 35,000,000 35,962,500
107,181,500
Food Products 3.1%
Freshpet, Inc. , Senior Note , 3% , 4/01/28 ..................
United States 22,500,000 45,528,750
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 36,000,000 41,238,000
86,766,750
Ground Transportation 4.0%
b
Lyft, Inc. , Senior Note , 144A, 0.625% , 3/01/29 .............. United States 54,300,000 52,833,900
Uber Technologies, Inc. ,
Senior Note , Zero Cpn., 12/15/25 ..................... United States 30,000,000 32,310,000
b
2028 , Senior Note , 144A, 0.875% , 12/01/28 ............. United States 20,500,000 24,753,750
109,897,650
Health Care Equipment & Supplies 7.6%
Dexcom, Inc. ,
Senior Note , 0.25% , 11/15/25 ........................ United States 26,000,000 24,836,500
Senior Note , 0.375% , 5/15/28 ........................ United States 32,250,000 28,605,750
Haemonetics Corp. ,
Senior Note , Zero Cpn., 3/01/26 ...................... United States 25,500,000 23,600,250
b
Senior Note , 144A, 2.5% , 6/01/29 ..................... United States 31,000,000 29,636,000
Insulet Corp. , Senior Note , 0.375% , 9/01/26 ...............
United States 50,000,000 59,012,500
Integer Holdings Corp. , Senior Note , 2.125% , 2/15/28 ........
United States 30,000,000 45,690,000
211,381,000
Health Care REITs 2.2%
b
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 52,000,000 62,400,000
Hotel & Resort REITs 0.9%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .......
United States 26,000,000 23,730,200
Hotels, Restaurants & Leisure 3.3%
Booking Holdings, Inc. , Senior Note , 0.75% , 5/01/25 .........
United States 19,000,000 47,298,072
Vail Resorts, Inc. , Senior Note , Zero Cpn., 1/01/26 ..........
United States 48,000,000 45,180,000
92,478,072
Industrial REITs 2.2%
b
Rexford Industrial Realty LP ,
Senior Note , 144A, 4.375% , 3/15/27 ................... United States 20,000,000 20,000,000
Senior Note , 144A, 4.125% , 3/15/29 ................... United States 40,000,000 40,160,000
60,160,000
Interactive Media & Services 0.9%
b
Snap, Inc. , Senior Note , 144A, 0.5% , 5/01/30 .............. United States 28,000,000 25,144,000
IT Services 5.3%
Cloudflare, Inc. , Senior Note , Zero Cpn., 8/15/26 ............
United States 58,200,000 54,038,700
Okta, Inc. , Senior Note , 0.125% , 9/01/25 ..................
United States 53,000,000 50,959,500
b
Snowflake, Inc. , Senior Note , 144A, Zero Cpn., 10/01/29 ...... United States 40,000,000 40,880,000
145,878,200

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Leisure Products 2.8%
b
Peloton Interactive, Inc. , Senior Note , 144A, 5.5% , 12/01/29 ... United States 37,000,000 $ 76,793,500
Life Sciences Tools & Services 1.3%
b
Repligen Corp. , Senior Note , 144A, 1% , 12/15/28 ........... United States 36,000,000 36,166,326
Media 2.9%
b
Liberty Broadband Corp. , Senior Bond , 144A, 3.125% , 3/31/53 . United States 55,500,000 55,061,595
Sirius XM Holdings, Inc. , Senior Note , 3.75% , 3/15/28 ........
United States 23,000,000 25,484,000
80,545,595
Multi-Utilities 2.1%
CenterPoint Energy, Inc. , Senior Note , 4.25% , 8/15/26 ........
United States 59,000,000 59,708,000
Pharmaceuticals 2.0%
Jazz Investments I Ltd. ,
Senior Note , 2% , 6/15/26 ........................... United States 35,000,000 34,693,750
b
Senior Note , 144A, 3.125% , 9/15/30 ................... United States 20,000,000 20,630,000
55,323,750
Real Estate Management & Development 1.2%
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 .............
United States 31,500,000 34,093,846
Semiconductors & Semiconductor Equipment 6.1%
MACOM Technology Solutions Holdings, Inc. , Senior Note ,
0.25% , 3/15/26 ................................... United States 31,000,000 43,934,750
b
Microchip Technology, Inc. , Senior Note , 144A, 0.75% , 6/01/30 . United States 52,500,000 50,728,125
b
MKS Instruments, Inc. , Senior Note , 144A, 1.25% , 6/01/30 .... United States 40,000,000 38,660,000
Wolfspeed, Inc. ,
Senior Note , 0.25% , 2/15/28 ......................... United States 29,900,000 17,626,050
Senior Note , 1.875% , 12/01/29 ....................... United States 35,000,000 17,605,000
168,553,925
Software 8.5%
BILL Holdings, Inc. , Senior Note , Zero Cpn., 12/01/25 ........
United States 32,500,000 30,550,000
Envestnet, Inc. , Senior Note , 2.625% , 12/01/27 .............
United States 47,500,000 50,753,750
Guidewire Software, Inc. ,
Senior Note , 1.25% , 3/15/25 ......................... United States 33,000,000 53,938,500
b
Senior Note , 144A, 1.25% , 11/01/29 ................... United States 8,000,000 8,156,000
HubSpot, Inc. , Senior Note , 0.375% , 6/01/25 ...............
United States 19,500,000 38,337,000
Workiva, Inc. ,
Senior Note , 1.125% , 8/15/26 ........................ United States 7,000,000 8,172,500
Senior Note , 1.25% , 8/15/28 ......................... United States 49,000,000 46,474,050
236,381,800
Specialty Retail 4.4%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 42,287,000 57,235,455
RealReal, Inc. (The) , Senior Note , 1% , 3/01/28 .............
United States 30,000,000 15,150,000
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 47,250,000 49,801,500
122,186,955
Total Convertible Bonds (Cost $ 2,146,253,503 ) ................................
2,361,995,307
Total Long Term Investments (Cost $ 2,419,915,021 ) ...........................
2,674,481,590
a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 70,682,496 $ 70,682,496
Total Money Market Funds (Cost $ 70,682,496 ) ................................
70,682,496
Total Short Term Investments (Cost $ 70,682,496 ) ..............................
70,682,496
a
Total Investments (Cost $ 2,490,597,517 ) 99.1% ................................
$2,745,164,086
Other Assets, less Liabilities 0.9% ...........................................
25,504,106
Net Assets 100.0% .........................................................
$2,770,668,192
a a a
See Abbreviations on page 57 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $800,535,234, representing 28.9% of net assets.
c
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At October 31, 2024, the value of this security was $62,329,500, representing
2.2% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.71 $28.35 $33.10 $24.22 $26.23
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.55 0.49 0.44 0.49
Net realized and unrealized gains (losses) ........... 8.28 (0.57) (2.94) 9.26 (1.11)
Total from investment operations .................... 8.81 (0.02) (2.45) 9.70 (0.62)
Less distributions from:
Net investment income .......................... (0.75) (0.72) (0.63) (0.60) (0.63)
Net realized gains ............................. (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ............................... (1.23) (1.62) (2.30) (0.82) (1.39)
Net asset value, end of year ....................... $34.29 $26.71 $28.35 $33.10 $24.22
Total return
c
................................... 33.65% (0.25)% (7.84)% 40.58% (2.43)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.83% 0.85% 0.86%
Expenses net of waiver and payments by affiliates ....... 0.82% 0.82%
d
0.82%
d
0.85%
d,e
0.85%
d
Net investment income ........................... 1.71% 1.93% 1.64% 1.47% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $3,437,772 $2,777,434 $2,841,036 $2,952,462 $1,953,985
Portfolio turnover rate ............................ 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.53 $28.11 $32.83 $24.03 $26.01
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.34 0.26 0.22 0.30
Net realized and unrealized gains (losses) ........... 8.20 (0.56) (2.91) 9.17 (1.10)
Total from investment operations .................... 8.50 (0.22) (2.65) 9.39 (0.80)
Less distributions from:
Net investment income .......................... (0.51) (0.46) (0.40) (0.37) (0.42)
Net realized gains ............................. (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ............................... (0.99) (1.36) (2.07) (0.59) (1.18)
Net asset value, end of year ....................... $34.04 $26.53 $28.11 $32.83 $24.03
Total return
c
................................... 32.63% (0.97)% (8.53)% 39.51% (3.19)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.58% 1.58% 1.60% 1.61%
Expenses net of waiver and payments by affiliates ....... 1.57% 1.57%
d
1.57%
d
1.60%
d,e
1.60%
d
Net investment income ........................... 0.96% 1.20% 0.89% 0.73% 1.23%
Supplemental data
Net assets, end of year (000’s) ..................... $107,490 $95,960 $181,548 $202,148 $161,707
Portfolio turnover rate ............................ 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.72 $28.37 $33.12 $24.24 $26.23
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.48 0.42 0.36 0.43
Net realized and unrealized gains (losses) ........... 8.27 (0.57) (2.94) 9.27 (1.10)
Total from investment operations .................... 8.73 (0.09) (2.52) 9.63 (0.67)
Less distributions from:
Net investment income .......................... (0.67) (0.66) (0.56) (0.53) (0.56)
Net realized gains ............................. (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ............................... (1.15) (1.56) (2.23) (0.75) (1.32)
Net asset value, end of year ....................... $34.30 $26.72 $28.37 $33.12 $24.24
Total return .................................... 33.32% (0.52)% (8.07)% 40.22% (2.62)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.08% 1.08% 1.09% 1.08%
Expenses net of waiver and payments by affiliates ....... 1.07% 1.07%
c
1.07%
c
1.09%
c,d
1.08%
c,d
Net investment income ........................... 1.45% 1.67% 1.40% 1.22% 1.75%
Supplemental data
Net assets, end of year (000’s) ..................... $14,654 $10,671 $9,580 $9,426 $5,795
Portfolio turnover rate ............................ 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.77 $28.40 $33.17 $24.27 $26.29
Income from investment operations
a
:
Net investment income
b
......................... 0.64 0.64 0.59 0.54 0.57
Net realized and unrealized gains (losses) ........... 8.30 (0.55) (2.95) 9.27 (1.11)
Total from investment operations .................... 8.94 0.09 (2.36) 9.81 (0.54)
Less distributions from:
Net investment income .......................... (0.85) (0.82) (0.74) (0.69) (0.72)
Net realized gains ............................. (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ............................... (1.33) (1.72) (2.41) (0.91) (1.48)
Net asset value, end of year ....................... $34.38 $26.77 $28.40 $33.17 $24.27
Total return .................................... 34.11% 0.08% (7.53)% 41.02% (2.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.50% 0.51% 0.51% 0.53% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.49% 0.49%
c
0.49%
c
0.51%
c
0.51%
c
Net investment income ........................... 2.03% 2.26% 1.97% 1.80% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $221,106 $149,692 $159,953 $150,328 $97,565
Portfolio turnover rate ............................ 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.76 $28.40 $33.16 $24.26 $26.27
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.62 0.56 0.51 0.55
Net realized and unrealized gains (losses) ........... 8.29 (0.57) (2.94) 9.28 (1.11)
Total from investment operations .................... 8.90 0.05 (2.38) 9.79 (0.56)
Less distributions from:
Net investment income .......................... (0.82) (0.79) (0.71) (0.67) (0.69)
Net realized gains ............................. (0.48) (0.90) (1.67) (0.22) (0.76)
Total distributions ............................... (1.30) (1.69) (2.38) (0.89) (1.45)
Net asset value, end of year ....................... $34.36 $26.76 $28.40 $33.16 $24.26
Total return .................................... 33.98% (—)%
c
(7.62)% 40.94% (2.18)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.58% 0.60% 0.61%
Expenses net of waiver and payments by affiliates ....... 0.57% 0.57%
d
0.57%
d
0.60%
d,e
0.60%
d
Net investment income ........................... 1.96% 2.18% 1.89% 1.70% 2.21%
Supplemental data
Net assets, end of year (000’s) ..................... $396,956 $329,595 $382,893 $378,891 $219,362
Portfolio turnover rate ............................ 29.71% 29.01% 25.41% 25.49% 26.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.5%
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. ............................ United States 80,000 $ 19,797,600
RTX Corp. ........................................ United States 625,000 75,618,750
95,416,350
Air Freight & Logistics 1.5%
United Parcel Service, Inc. , B .......................... United States 460,000 61,667,600
Banks 7.6%
Bank of America Corp. ............................... United States 3,010,000 125,878,200
JPMorgan Chase & Co. ............................... United States 860,000 190,851,200
316,729,400
Beverages 2.7%
Coca-Cola Co. (The) ................................. United States 780,000 50,941,800
PepsiCo, Inc. ...................................... United States 382,000 63,442,560
114,384,360
Capital Markets 9.0%
Ares Management Corp. , A ............................ United States 253,000 42,423,040
BlackRock, Inc. ..................................... United States 57,500 56,409,225
Blackstone, Inc. .................................... United States 380,000 63,745,000
Charles Schwab Corp. (The) ........................... United States 992,500 70,298,775
Morgan Stanley ..................................... United States 1,222,500 142,115,625
374,991,665
Chemicals 2.1%
Corteva, Inc. ....................................... United States 417,500 25,434,100
Huntsman Corp. .................................... United States 715,000 15,730,000
Linde plc .......................................... United States 100,000 45,615,000
86,779,100
Commercial Services & Supplies 0.2%
Republic Services, Inc. , A ............................. United States 50,000 9,900,000
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 1,355,000 74,213,350
Consumer Finance 1.2%
American Express Co. ............................... United States 185,000 49,964,800
Consumer Staples Distribution & Retail 3.1%
Casey's General Stores, Inc. ........................... United States 73,500 28,960,470
Target Corp. ....................................... United States 118,600 17,794,744
Walmart, Inc. ...................................... United States 990,000 81,130,500
127,885,714
Electric Utilities 5.0%
Duke Energy Corp. .................................. United States 845,000 97,403,150
Evergy, Inc. ........................................ United States 520,000 31,428,800
NextEra Energy, Inc. ................................. United States 440,000 34,870,000
PPL Corp. ......................................... United States 1,410,000 45,909,600
209,611,550
Electrical Equipment 3.4%
Eaton Corp. plc ..................................... United States 260,000 86,210,800
Emerson Electric Co. ................................ United States 157,000 16,998,390
Hubbell, Inc. , B ..................................... United States 92,500 39,500,275
142,709,465

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity plc .................................. Switzerland 395,000 $ 58,230,900
Financial Services 0.4%
Apollo Global Management, Inc. ........................ United States 130,000 18,623,800
Food Products 0.5%
Mondelez International, Inc. , A .......................... United States 305,000 20,886,400
Ground Transportation 0.3%
Norfolk Southern Corp. ............................... United States 50,500 12,646,715
Health Care Equipment & Supplies 1.8%
a
Boston Scientific Corp. ............................... United States 212,500 17,854,250
Medtronic plc ...................................... United States 625,000 55,781,250
73,635,500
Health Care Providers & Services 3.8%
HCA Healthcare, Inc. ................................. United States 166,000 59,550,840
UnitedHealth Group, Inc. .............................. United States 174,500 98,505,250
158,056,090
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 990,000 64,835,100
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp. ................................... United States 158,500 46,299,435
Household Products 2.5%
Procter & Gamble Co. (The) ........................... United States 640,000 105,715,200
Industrial REITs 0.6%
Prologis, Inc. ....................................... United States 230,000 25,976,200
Insurance 0.2%
Arthur J Gallagher & Co. .............................. United States 35,000 9,842,000
Interactive Media & Services 0.6%
Alphabet, Inc. , A .................................... United States 145,000 24,810,950
Life Sciences Tools & Services 2.1%
Danaher Corp. ..................................... United States 112,250 27,575,335
Thermo Fisher Scientific, Inc. .......................... United States 108,500 59,275,720
86,851,055
Machinery 2.1%
Caterpillar, Inc. ..................................... United States 75,000 28,215,000
Illinois Tool Works, Inc. ............................... United States 75,000 19,584,750
Parker-Hannifin Corp. ................................ United States 61,500 38,995,305
86,795,055
Media 1.2%
Comcast Corp. , A ................................... United States 1,105,000 48,255,350
Oil, Gas & Consumable Fuels 8.3%
Canadian Natural Resources Ltd. ....................... Canada 1,070,000 36,401,400
Chevron Corp. ..................................... United States 917,500 136,542,350
EOG Resources, Inc. ................................ United States 337,500 41,161,500
Shell plc , ADR ...................................... United States 985,000 66,536,750
Suncor Energy, Inc. .................................. Canada 1,700,000 64,209,000
344,851,000
Pharmaceuticals 5.2%
AstraZeneca plc , ADR ................................ United Kingdom 670,000 47,670,500
Johnson & Johnson ................................. United States 715,000 114,299,900

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ................................... United States 532,500 $ 54,485,400
216,455,800
Residential REITs 1.4%
Mid-America Apartment Communities, Inc. ................ United States 390,000 59,022,600
Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc. ..................................... United States 404,000 68,587,080
Texas Instruments, Inc. ............................... United States 322,500 65,519,100
134,106,180
Software 2.1%
Oracle Corp. ....................................... United States 535,000 89,794,400
Specialty Retail 2.3%
Lowe's Cos., Inc. .................................... United States 260,000 68,075,800
Tractor Supply Co. .................................. United States 100,000 26,551,000
94,626,800
Trading Companies & Distributors 1.0%
United Rentals, Inc. .................................. United States 52,000 42,265,600
Total Common Stocks (Cost $ 2,219,347,462 ) ..................................
3,486,835,484
b
Equity-Linked Securities 9.4%
Capital Markets 0.6%
c
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A,
7% , 12/09/24 ..................................... United States 348,500 23,886,095
Chemicals 0.4%
c
Wells Fargo Bank NA into Huntsman Corp. , 144A, 8.5% , 6/03/25 United States 785,000 17,890,408
Consumer Finance 0.8%
c
Wells Fargo Bank NA into American Express Co. , 144A, 4% ,
3/03/25 ......................................... United States 132,000 33,793,433
Consumer Staples Distribution & Retail 1.0%
c
Royal Bank of Canada into Target Corp. , 144A, 7.5% , 12/13/24 . United States 174,500 25,952,362
c
UBS AG into Casey's General Stores, Inc. , 144A, 5% , 4/23/25 .. United States 50,500 17,737,863
43,690,225
Diversified Telecommunication Services 0.6%
c
Barclays Bank plc into Telenor ASA , 144A, 6% , 8/07/25 ....... Norway 170,000 25,793,434
Electrical Equipment 0.7%
c
Merrill Lynch BV into Hubbell, Inc. , 144A, 6.5% , 7/10/25 ...... United States 72,000 29,489,219
Energy Equipment & Services 0.6%
c
Jefferies Financial Group, Inc. into Schlumberger NV , 144A, 8% ,
10/17/25 ........................................ United States 580,000 24,005,320
Ground Transportation 0.6%
c
Royal Bank of Canada into Norfolk Southern Corp. , 144A, 6% ,
9/17/25 ......................................... United States 96,000 24,405,135
Health Care Providers & Services 0.5%
c
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6% , 6/13/25 ................................. United States 62,000 21,536,902
Industrial REITs 0.6%
c
Barclays Bank plc into Prologis, Inc. , 144A, 7% , 1/17/25 ...... United States 199,500 22,873,495

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Interactive Media & Services 0.5%
c
Jefferies Financial Group, Inc. into Alphabet, Inc. , 144A, 7.5% ,
4/16/25 ......................................... United States 127,000 $ 21,431,415
Life Sciences Tools & Services 1.2%
c
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 5% , 10/22/25 .................... United States 35,000 19,847,990
c
Mizuho Markets Cayman LP into Danaher Corp. , 144A, 5% ,
5/15/25 ......................................... United States 116,500 29,069,835
48,917,825
Machinery 0.7%
c
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc. ,
144A, 8% , 11/01/24 ................................ United States 95,000 30,567,115
Oil, Gas & Consumable Fuels 0.6%
c
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/03/25 ...................................... Canada 396,000 26,411,450
Total Equity-Linked Securities (Cost $ 375,634,749 ) ............................
394,691,471
Convertible Preferred Stocks 4.2%
Aerospace & Defense 0.4%
a
Boeing Co. (The) , 6% ................................ United States 316,000 16,978,680
a
Capital Markets 0.7%
a
Ares Management Corp. , 6.75% , B ...................... United States 515,000 27,758,500
a
Electric Utilities 1.4%
NextEra Energy, Inc. , 6.926% .......................... United States 1,302,500 58,286,875
Financial Services 1.7%
Apollo Global Management, Inc. , 6.75% .................. United States 935,000 71,405,950
Total Convertible Preferred Stocks (Cost $ 149,610,520 ) ........................
174,430,005
Total Long Term Investments (Cost $ 2,744,592,731 ) ...........................
4,055,956,960
a
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 133,810,879 133,810,879
Total Money Market Funds (Cost $ 133,810,879 ) ...............................
133,810,879
Total Short Term Investments (Cost $ 133,810,879 ) .............................
133,810,879
a
Total Investments (Cost $ 2,878,403,610 ) 100.3% ..............................
$4,189,767,839
Other Assets, less Liabilities (0.3) % .........................................
(11,789,515)
Net Assets 100.0% .........................................................
$4,177,978,324
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
See Abbreviations on page 57 .
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $394,691,471, representing 9.4% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.25 $11.73 $13.83 $11.73 $12.80
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.46 0.35 0.30 0.31
Net realized and unrealized gains (losses) ........... 1.66 (0.40) (1.46) 2.36 (0.44)
Total from investment operations .................... 2.11 0.06 (1.11) 2.66 (0.13)
Less distributions from:
Net investment income .......................... (0.57) (0.54) (0.50) (0.47) (0.46)
Net realized gains ............................. — — (0.49) (0.09) (0.48)
Total distributions ............................... (0.57) (0.54) (0.99) (0.56) (0.94)
Net asset value, end of year ....................... $12.79 $11.25 $11.73 $13.83 $11.73
Total return
c
................................... 19.00% 0.34% (8.52)% 23.01% (1.06)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.90% 0.91% 0.92% 0.93%
Expenses net of waiver and payments by affiliates ....... 0.90%
d
0.89%
e
0.90%
e
0.91%
e
0.91%
e
Net investment income ........................... 3.63% 3.78% 2.72% 2.27% 2.55%
Supplemental data
Net assets, end of year (000’s) ..................... $3,014,871 $2,844,145 $3,102,045 $3,523,379 $2,860,390
Portfolio turnover rate ............................ 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.13 $11.61 $13.68 $11.61 $12.67
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.36 0.25 0.20 0.22
Net realized and unrealized gains (losses) ........... 1.63 (0.39) (1.43) 2.34 (0.43)
Total from investment operations .................... 1.99 (0.03) (1.18) 2.54 (0.21)
Less distributions from:
Net investment income .......................... (0.47) (0.45) (0.40) (0.38) (0.37)
Net realized gains ............................. — — (0.49) (0.09) (0.48)
Total distributions ............................... (0.47) (0.45) (0.89) (0.47) (0.85)
Net asset value, end of year ....................... $12.65 $11.13 $11.61 $13.68 $11.61
Total return
c
................................... 18.08% (0.46)% (9.15)% 22.07% (1.79)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.65% 1.65% 1.66% 1.66% 1.68%
Expenses net of waiver and payments by affiliates ....... 1.65%
d
1.64%
e
1.65%
e
1.65%
e
1.66%
e
Net investment income ........................... 2.90% 3.01% 1.94% 1.54% 1.84%
Supplemental data
Net assets, end of year (000’s) ..................... $95,404 $115,185 $168,085 $259,206 $341,521
Portfolio turnover rate ............................ 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $11.77 $13.88 $11.76 $12.84
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.43 0.32 0.27 0.28
Net realized and unrealized gains (losses) ........... 1.67 (0.40) (1.47) 2.38 (0.45)
Total from investment operations .................... 2.09 0.03 (1.15) 2.65 (0.17)
Less distributions from:
Net investment income .......................... (0.54) (0.52) (0.47) (0.44) (0.43)
Net realized gains ............................. — — (0.49) (0.09) (0.48)
Total distributions ............................... (0.54) (0.52) (0.96) (0.53) (0.91)
Net asset value, end of year ....................... $12.83 $11.28 $11.77 $13.88 $11.76
Total return .................................... 18.75% 0.02% (8.79)% 22.84% (1.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.15% 1.16% 1.16% 1.18%
Expenses net of waiver and payments by affiliates ....... 1.15%
c
1.14%
d
1.15%
d
1.15%
d
1.16%
d
Net investment income ........................... 3.36% 3.52% 2.47% 2.03% 2.33%
Supplemental data
Net assets, end of year (000’s) ..................... $2,780 $2,382 $2,976 $3,435 $3,093
Portfolio turnover rate ............................ 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
`
a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $11.77 $13.88 $11.76 $12.85
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.50 0.39 0.34 0.35
Net realized and unrealized gains (losses) ........... 1.67 (0.40) (1.46) 2.39 (0.45)
Total from investment operations .................... 2.16 0.10 (1.07) 2.73 (0.10)
Less distributions from:
Net investment income .......................... (0.61) (0.59) (0.55) (0.52) (0.51)
Net realized gains ............................. — — (0.49) (0.09) (0.48)
Total distributions ............................... (0.61) (0.59) (1.04) (0.61) (0.99)
Net asset value, end of year ....................... $12.83 $11.28 $11.77 $13.88 $11.76
Total return .................................... 19.43% 0.61% (8.23)% 23.52% (0.86)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.59% 0.60% 0.60% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.58% 0.58%
c
0.59%
c
0.59%
c
0.58%
c
Net investment income ........................... 3.94% 4.10% 3.05% 2.59% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $187,499 $174,925 $169,511 $184,084 $155,563
Portfolio turnover rate ............................ 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $11.76 $13.87 $11.76 $12.84
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.49 0.38 0.34 0.34
Net realized and unrealized gains (losses) ........... 1.66 (0.39) (1.46) 2.37 (0.44)
Total from investment operations .................... 2.14 0.10 (1.08) 2.71 (0.10)
Less distributions from:
Net investment income .......................... (0.60) (0.58) (0.54) (0.51) (0.50)
Net realized gains ............................. — — (0.49) (0.09) (0.48)
Total distributions ............................... (0.60) (0.58) (1.03) (0.60) (0.98)
Net asset value, end of year ....................... $12.82 $11.28 $11.76 $13.87 $11.76
Total return .................................... 19.25% 0.60% (8.31)% 23.34% (0.86)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.65% 0.66% 0.67% 0.68%
Expenses net of waiver and payments by affiliates ....... 0.65%
c
0.64%
d
0.65%
d
0.66%
d
0.66%
d
Net investment income ........................... 3.88% 4.03% 2.98% 2.52% 2.79%
Supplemental data
Net assets, end of year (000’s) ..................... $203,398 $191,532 $203,346 $228,617 $166,947
Portfolio turnover rate ............................ 31.92% 92.40% 75.02% 39.64% 64.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country Shares
a
Value
a a a a a a
Common Stocks 38.2%
Aerospace & Defense 2.0%
a
Boeing Co. (The) ................................... United States 65,000 $ 9,705,150
b
Lockheed Martin Corp. ............................... United States 75,000 40,953,750
b
RTX Corp. ........................................ United States 155,000 18,753,450
69,412,350
Air Freight & Logistics 0.7%
United Parcel Service, Inc. , B .......................... United States 175,000 23,460,500
Banks 3.2%
b
Bank of America Corp. ............................... United States 750,000 31,365,000
Fifth Third Bancorp .................................. United States 300,000 13,104,000
b
JPMorgan Chase & Co. ............................... United States 185,000 41,055,200
b
Truist Financial Corp. ................................ United States 350,000 15,067,500
US Bancorp ....................................... United States 250,000 12,077,500
112,669,200
Beverages 1.2%
Coca-Cola Co. (The) ................................. United States 125,000 8,163,750
PepsiCo, Inc. ...................................... United States 200,000 33,216,000
41,379,750
Biotechnology 1.2%
b
AbbVie, Inc. ....................................... United States 200,000 40,774,000
Building Products 0.4%
Johnson Controls International plc ....................... United States 200,000 15,110,000
Capital Markets 1.9%
b
Charles Schwab Corp. (The) ........................... United States 199,900 14,158,917
b
Morgan Stanley ..................................... United States 450,000 52,312,500
66,471,417
Chemicals 1.6%
Air Products and Chemicals, Inc. ........................ United States 100,000 31,053,000
Albemarle Corp. .................................... United States 125,000 11,841,250
LyondellBasell Industries NV , A ......................... United States 150,000 13,027,500
55,921,750
Communications Equipment 1.1%
Cisco Systems, Inc. ................................. United States 700,000 38,339,000
Consumer Staples Distribution & Retail 0.4%
Target Corp. ....................................... United States 100,000 15,004,000
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc. .......................... United States 100,000 4,213,000
Electric Utilities 4.1%
Duke Energy Corp. .................................. United States 400,000 46,108,000
Edison International ................................. United States 350,000 28,840,000
b
NextEra Energy, Inc. ................................. United States 275,000 21,793,750
Southern Co. (The) .................................. United States 500,000 45,515,000
142,256,750
Energy Equipment & Services 0.7%
Halliburton Co. ..................................... United States 600,000 16,644,000
Schlumberger NV ................................... United States 200,000 8,014,000
24,658,000
Food Products 0.4%
Nestle SA , ADR .................................... United States 150,000 14,178,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 0.8%
b
Union Pacific Corp. .................................. United States 125,000 $ 29,008,750
Health Care Providers & Services 1.1%
CVS Health Corp. ................................... United States 200,000 11,292,000
b
UnitedHealth Group, Inc. .............................. United States 50,000 28,225,000
39,517,000
Hotels, Restaurants & Leisure 0.7%
b
Starbucks Corp. .................................... United States 250,000 24,425,000
Household Products 0.9%
Procter & Gamble Co. (The) ........................... United States 200,000 33,036,000
Industrial Conglomerates 0.6%
b
Honeywell International, Inc. ........................... United States 100,000 20,568,000
IT Services 0.3%
International Business Machines Corp. ................... United States 50,000 10,336,000
Metals & Mining 0.5%
Rio Tinto plc , ADR ................................... Australia 250,000 16,222,500
Multi-Utilities 1.1%
DTE Energy Co. .................................... United States 150,000 18,633,000
Sempra ........................................... United States 250,000 20,842,500
39,475,500
Oil, Gas & Consumable Fuels 5.1%
b
Chevron Corp. ..................................... United States 575,000 85,571,500
ConocoPhillips ..................................... United States 200,000 21,908,000
b
Exxon Mobil Corp. ................................... United States 600,000 70,068,000
177,547,500
Pharmaceuticals 3.2%
AstraZeneca plc , ADR ................................ United Kingdom 250,000 17,787,500
Bristol-Myers Squibb Co. .............................. United States 250,000 13,942,500
Johnson & Johnson ................................. United States 350,000 55,951,000
Merck & Co., Inc. ................................... United States 150,000 15,348,000
Pfizer, Inc. ......................................... United States 350,000 9,905,000
112,934,000
Semiconductors & Semiconductor Equipment 2.3%
b
Analog Devices, Inc. ................................. United States 200,000 44,622,000
b
Broadcom, Inc. ..................................... United States 100,000 16,977,000
b
Texas Instruments, Inc. ............................... United States 100,000 20,316,000
81,915,000
Software 0.1%
b
Microsoft Corp. ..................................... United States 12,500 5,079,375
Specialty Retail 1.7%
Home Depot, Inc. (The) ............................... United States 150,000 59,062,500
Tobacco 0.8%
Philip Morris International, Inc. ......................... United States 200,000 26,540,000
Total Common Stocks (Cost $ 1,016,516,105 ) ..................................
1,339,514,842
c
Equity-Linked Securities 7.2%
Aerospace & Defense 0.2%
d
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 50,000 7,810,179

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Banks 0.3%
d
BNP Paribas Issuance BV into Bank of America Corp. , 144A,
8.5% , 2/26/25 .................................... United States 250,000 $ 9,278,442
Broadline Retail 0.4%
d
Goldman Sachs International Bank into Amazon.com, Inc. , 144A,
9% , 11/20/24 ..................................... United States 98,000 13,082,661
Communications Equipment 0.2%
d
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 100,000 5,269,780
Interactive Media & Services 0.3%
d
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/28/25 United States 75,000 11,712,307
IT Services 0.4%
d
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 80,000 15,204,441
Media 1.0%
d
JPMorgan Chase Bank NA into Comcast Corp. , 144A, 8.5% ,
9/02/25 ......................................... United States 800,000 33,871,931
Metals & Mining 0.7%
d
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 525,000 24,195,981
Oil, Gas & Consumable Fuels 0.4%
d
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9% , 3/12/25 ................................. United States 115,000 12,746,164
Semiconductors & Semiconductor Equipment 1.3%
d
Mizuho Markets Cayman LP into Microchip Technology, Inc. ,
144A, 10% , 11/12/24 ............................... United States 150,000 11,306,082
d
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 175,000 35,800,345
47,106,427
Software 2.0%
d
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 45,000 18,827,342
d
Societe Generale SA into Workday, Inc. , 144A, 9% , 11/13/24 ... United States 115,000 27,302,176
d
UBS AG into Oracle Corp. , 144A, 9% , 6/10/25 .............. United States 185,000 25,597,182
71,726,700
Total Equity-Linked Securities (Cost $ 237,316,885 ) ............................
252,005,013
Convertible Preferred Stocks 1.4%
Aerospace & Defense 0.4%
a
Boeing Co. (The) , 6% ................................ United States 260,000 13,969,800
a
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 260,000 11,635,000
Electric Utilities 0.7%
NextEra Energy, Inc. , 6.926% .......................... United States 500,000 22,375,000
Total Convertible Preferred Stocks (Cost $ 45,239,030 ) .........................
47,979,800

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 41.1%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
Senior Bond , 3.2% , 3/01/29 .......................... United States 15,000,000 $ 13,714,109
Senior Note , 5.04% , 5/01/27 ......................... United States 5,000,000 4,982,903
Senior Note , 5.15% , 5/01/30 ......................... United States 15,000,000 14,811,311
33,508,323
Automobiles 0.4%
e
General Motors Co. , Senior Bond , 5.6% , 10/15/32 ........... United States 15,000,000 15,244,251
Banks 5.4%
Bank of America Corp. , Senior Bond , 5.872% to 9/14/33, FRN
thereafter , 9/15/34 ................................. United States 15,000,000 15,638,786
Barclays plc ,
Senior Bond , 4.337% , 1/10/28 ........................ United Kingdom 15,000,000 14,711,778
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 10,000,000 10,173,889
Senior Note , 7.385% to 11/01/27, FRN thereafter , 11/02/28 .. United Kingdom 15,000,000 15,968,246
Citigroup, Inc. ,
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 10,000,000 9,695,199
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 10,000,000 10,653,136
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 10,000,000 10,438,567
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 15,000,000 14,834,245
JPMorgan Chase & Co. ,
f
Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,591,810
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 10,000,000 10,749,506
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 10,000,000 10,507,835
Truist Bank , Sub. Bond , 4.632% to 9/16/29, FRN thereafter ,
9/17/29 ......................................... United States 10,000,000 9,744,645
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................. United States 10,000,000 9,804,435
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,381,008
Wells Fargo & Co. , Senior Bond , 5.389% to 4/23/33, FRN
thereafter , 4/24/34 ................................. United States 25,000,000 25,178,500
189,071,585
Biotechnology 0.8%
AbbVie, Inc. , Senior Bond , 4.55% , 3/15/35 ................
United States 15,000,000 14,444,524
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 .................
United States 15,000,000 15,160,319
29,604,843
Building Products 0.6%
Carrier Global Corp. , Senior Bond , 5.9% , 3/15/34 ...........
United States 20,000,000 21,023,159
Capital Markets 2.1%
Charles Schwab Corp. (The) , Senior Bond , 5.853% to 5/18/33,
FRN thereafter , 5/19/34 ............................. United States 10,000,000 10,411,031
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 15,000,000 12,796,652
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 10,000,000 10,929,979
Morgan Stanley ,
Senior Bond , 2.699% to 1/21/30, FRN thereafter , 1/22/31 ... United States 10,000,000 8,950,053
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 15,000,000 16,148,716
Senior Bond , 5.424% to 7/20/33, FRN thereafter , 7/21/34 ... United States 15,000,000 15,159,853
74,396,284

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.4%
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .....
United States 20,000,000 $ 20,699,340
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 10,000,000 10,775,963
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 20,000,000 19,223,038
50,698,341
Consumer Finance 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 20,000,000 17,592,566
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 10,000,000 9,856,279
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 10,000,000 10,388,792
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 15,000,000 13,913,598
Ford Motor Credit Co. LLC ,
Senior Note , 7.35% , 11/04/27 ........................ United States 15,000,000 15,761,197
Senior Note , 3.625% , 6/17/31 ........................ United States 15,000,000 13,039,282
General Motors Financial Co., Inc. ,
Senior Bond , 3.6% , 6/21/30 .......................... United States 20,000,000 18,361,221
Senior Bond , 6.4% , 1/09/33 .......................... United States 10,000,000 10,514,833
109,427,768
Diversified REITs 0.6%
d
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.625% , 12/01/29 .................................. United States 20,000,000 19,228,614
Electric Utilities 3.4%
Edison International , Senior Note , 6.95% , 11/15/29 ..........
United States 20,000,000 21,643,027
d
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ... United States 10,000,000 10,858,067
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 25,000,000 24,282,718
Senior Bond , 6.15% , 1/15/33 ......................... United States 10,000,000 10,469,441
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 ...........
United States 15,000,000 15,695,962
d
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ......................................... United States 36,000,000 34,552,775
117,501,990
Electrical Equipment 0.6%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 20,000,000 20,487,529
Electronic Equipment, Instruments & Components 1.1%
Flex Ltd. ,
Senior Bond , 4.875% , 5/12/30 ........................ United States 20,000,000 19,582,490
Senior Note , 6% , 1/15/28 ........................... United States 10,000,000 10,253,349
Jabil, Inc. , Senior Bond , 3% , 1/15/31 .....................
United States 10,000,000 8,826,021
38,661,860
Food Products 1.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
d
Senior Bond , 144A, 6.75% , 3/15/34 .................... United States 15,000,000 16,139,520
Senior Note , 5.5% , 1/15/30 .......................... United States 10,000,000 9,985,742
Senior Note , 3.75% , 12/01/31 ........................ United States 5,000,000 4,475,987
Pilgrim's Pride Corp. , Senior Note , 4.25% , 4/15/31 ..........
United States 21,000,000 19,541,330
50,142,579
Ground Transportation 0.7%
d
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.5% , 8/11/32 ..................... United Kingdom 15,000,000 14,962,753

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
d
Ashtead Capital, Inc., (continued)
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 10,000,000 $ 10,231,915
25,194,668
Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 15,000,000 15,835,375
Health Care Providers & Services 2.0%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 25,000,000 23,908,698
d
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
3% , 12/01/31 ..................................... Germany 20,000,000 16,846,802
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 15,000,000 15,072,802
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 15,000,000 15,306,790
71,135,092
Health Care REITs 0.6%
Healthpeak OP LLC , Senior Note , 5.25% , 12/15/32 ..........
United States 20,000,000 20,160,272
Hotels, Restaurants & Leisure 0.4%
Expedia Group, Inc. , Senior Bond , 3.8% , 2/15/28 ...........
United States 15,000,000 14,525,785
Insurance 1.4%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........
United States 31,000,000 26,328,589
d
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 10,000,000 10,407,216
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 10,000,000 10,459,850
47,195,655
Machinery 0.6%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 8/14/33 ............
United States 20,000,000 20,791,485
Metals & Mining 1.9%
ArcelorMittal SA , Senior Note , 6.55% , 11/29/27 .............
Luxembourg 25,000,000 26,024,003
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ......
United States 26,000,000 25,385,261
d
Glencore Funding LLC , Senior Bond , 144A, 4.875% , 3/12/29 ... Australia 15,000,000 14,988,135
66,397,399
Multi-Utilities 0.4%
Sempra , Senior Bond , 5.5% , 8/01/33 .....................
United States 15,000,000 15,314,781
Oil, Gas & Consumable Fuels 1.3%
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 ...........
United States 15,000,000 15,302,240
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ....
United States 10,000,000 10,361,930
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 20,000,000 20,499,860
46,164,030
Passenger Airlines 0.9%
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 25,000,000 24,730,675
d
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 8,250,000 8,338,605
33,069,280
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 15,000,000 13,746,506

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 1.0%
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 ...........
United States 20,000,000 $ 16,580,582
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 20,000,000 17,362,007
33,942,589
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc. ,
Senior Bond , 4.3% , 11/15/32 ......................... United States 20,000,000 19,030,149
d
Senior Bond , 144A, 3.469% , 4/15/34 ................... United States 20,000,000 17,462,244
Micron Technology, Inc. ,
Senior Bond , 4.663% , 2/15/30 ........................ United States 15,000,000 14,731,847
Senior Bond , 5.875% , 2/09/33 ........................ United States 5,000,000 5,173,096
56,397,336
Software 0.8%
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 10,000,000 10,732,632
Senior Bond , 3.9% , 5/15/35 .......................... United States 20,000,000 17,787,984
28,520,616
Specialized REITs 0.6%
American Tower Corp. , Senior Bond , 5.9% , 11/15/33 .........
United States 10,000,000 10,439,519
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 10,000,000 9,864,701
20,304,220
Specialty Retail 0.3%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............
United States 10,000,000 9,992,422
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...
United States 5,500,000 5,339,278
HP, Inc. ,
Senior Bond , 5.5% , 1/15/33 .......................... United States 15,000,000 15,324,618
Senior Note , 2.65% , 6/17/31 ......................... United States 10,000,000 8,642,486
29,306,382
Tobacco 1.6%
Altria Group, Inc. , Senior Bond , 2.45% , 2/04/32 .............
United States 15,000,000 12,486,486
BAT Capital Corp. ,
Senior Bond , 4.742% , 3/16/32 ........................ United Kingdom 15,000,000 14,565,323
Senior Bond , 7.75% , 10/19/32 ........................ United Kingdom 25,000,000 28,730,454
55,782,263
Trading Companies & Distributors 0.7%
d
United Rentals North America, Inc. , Senior Secured Note , 144A,
6% , 12/15/29 ..................................... United States 22,500,000 22,881,870
Wireless Telecommunication Services 0.7%
Sprint LLC , Senior Note , 7.625% , 2/15/25 .................
United States 10,000,000 10,003,142
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ......................................... United States 937,500 935,754
T-Mobile USA, Inc. , Senior Bond , 3.5% , 4/15/31 ............
United States 15,000,000 13,768,847
24,707,743
Total Corporate Bonds (Cost $ 1,368,527,921 ) .................................
1,440,362,895

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 4.7%
U.S. Treasury Bonds , Zero Cpn., 2/15/54 .................
United States 325,000,000 $ 92,656,051
U.S. Treasury Notes ,
4.125%, 8/31/30 ................................... United States 15,000,000 14,944,922
3.875%, 8/15/33 ................................... United States 60,000,000 58,272,656
Total U.S. Government and Agency Securities (Cost $ 168,564,732 ) ..............
165,873,629
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 4,549,333 4,655,962
2020-1 , B , 4.875% , 7/15/27 .......................... United States 4,800,000 4,760,005
9,415,967
a a a a a a
Total Asset-Backed Securities (Cost $ 9,349,333 ) ..............................
9,415,967
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.4%
FHLMC Pool, 30 Year , 5%, 5/01/53 - 11/01/54 .............. United States 30,813,882 29,972,416
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................... United States 47,315,357 46,907,395
FHLMC Pool, 30 Year , 5.5%, 11/01/53 .................... United States 8,296,526 8,224,607
85,104,418
Federal National Mortgage Association (FNMA) Fixed Rate 3.2%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 939,935 883,854
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 16,493,318 16,047,184
FNMA, 30 Year , 5%, 11/01/53 .......................... United States 40,042,833 38,953,501
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 11,040,000 10,940,065
FNMA, 30 Year , 6%, 5/01/53 ........................... United States 42,631,599 42,925,958
109,750,562
Total Mortgage-Backed Securities (Cost $ 194,664,822 ) .........................
194,854,980
Total Long Term Investments (Cost $ 3,040,178,828 ) ...........................
3,450,007,126
a
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 34,371,577 34,371,577
Total Money Market Funds (Cost $ 34,371,577 ) ................................
34,371,577

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 1,244,000 $ 1,244,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 1,244,000 ) ..........................................................
1,244,000
Total Short Term Investments (Cost $ 35,615,577 ) ..............................
35,615,577
a
Total Investments (Cost $ 3,075,794,405 ) 99.5% ................................
$3,485,622,703
Options Written (0.1) % .....................................................
(4,759,333)
Other Assets, less Liabilities 0.6% ...........................................
23,088,899
Net Assets 100.0% .........................................................
$3,503,952,269
a a a
Number of
Contracts
Notional
Amount
#
j
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc. , November Strike Price $ 220.00 , Expires 11/15/24 . 2,000 40,774,000 (126,000)
Analog Devices, Inc. , November Strike Price $ 260.00 , Expires
11/15/24 ........................................ 2,000 44,622,000 —
Bank of America Corp. , December Strike Price $ 44.00 , Expires
12/20/24 ........................................ 2,500 10,455,000 (207,500)
Broadcom, Inc. , December Strike Price $ 180.00 , Expires 12/20/24 1,000 16,977,000 (842,000)
Charles Schwab Corp. (The) , November Strike Price $ 72.50 ,
Expires 11/15/24 .................................. 1,999 14,158,917 (209,895)
Chevron Corp. , December Strike Price $ 165.00 , Expires 12/20/24 3,750 55,807,500 (315,000)
Exxon Mobil Corp. , December Strike Price $ 130.00 , Expires
12/20/24 ........................................ 2,000 23,356,000 (140,000)
Honeywell International, Inc. , December Strike Price $ 220.00 ,
Expires 12/20/24 .................................. 1,000 20,568,000 (150,000)
JPMorgan Chase & Co. , November Strike Price $ 240.00 , Expires
11/15/24 ........................................ 1,850 41,055,200 (90,650)
Lockheed Martin Corp. , November Strike Price $ 615.00 , Expires
11/15/24 ........................................ 750 40,953,750 (22,500)
Microsoft Corp. , December Strike Price $ 450.00 , Expires
12/20/24 ........................................ 125 5,079,375 (33,563)
Morgan Stanley , November Strike Price $ 115.00 , Expires
11/15/24 ........................................ 3,000 34,875,000 (1,170,000)
NextEra Energy, Inc. , December Strike Price $ 90.00 , Expires
12/20/24 ........................................ 2,750 21,793,750 (156,750)
RTX Corp. , November Strike Price $ 130.00 , Expires 11/15/24 .. 1,550 18,753,450 (21,700)
Starbucks Corp. , November Strike Price $ 110.00 , Expires
11/15/24 ........................................ 2,500 24,425,000 (30,000)
Texas Instruments, Inc. , November Strike Price $ 230.00 , Expires
11/15/24 ........................................ 1,000 20,316,000 (11,000)
Truist Financial Corp. , November Strike Price $ 47.50 , Expires
11/15/24 ........................................ 3,500 15,067,500 (35,000)
Union Pacific Corp. , November Strike Price $ 270.00 , Expires
11/15/24 ........................................ 850 19,725,950 (8,500)
UnitedHealth Group, Inc. , November Strike Price $ 670.00 ,
Expires 11/15/24 .................................. 500 28,225,000 (10,000)
(3,580,058)

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
j
Options Written
(continued)
Puts - Exchange-Traded
Equity Options
Broadcom, Inc. , December Strike Price $ 135.00 , Expires 12/20/24 1,000 16,977,000 $ (172,000)
International Business Machines Corp. , November Strike Price
$ 180.00 , Expires 11/15/24 ........................... 500 10,336,000 (9,000)
Merck & Co., Inc. , November Strike Price $ 110.00 , Expires
11/15/24 ........................................ 1,000 10,232,000 (735,000)
Microsoft Corp. , November Strike Price $ 360.00 , Expires 11/15/24 500 20,317,500 (28,000)
Microsoft Corp. , December Strike Price $ 375.00 , Expires
12/20/24 ........................................ 125 5,079,375 (58,125)
Starbucks Corp. , November Strike Price $ 85.00 , Expires 11/15/24 1,000 9,770,000 (13,000)
Texas Instruments, Inc. , November Strike Price $ 180.00 , Expires
11/15/24 ........................................ 1,000 20,316,000 (56,000)
Union Pacific Corp. , November Strike Price $ 230.00 , Expires
11/15/24 ........................................ 350 8,122,450 (108,150)
(1,179,275)
Total Options Written (Premiums received $ 8,230,623 ) .........................
$ (4,759,333)
See Abbreviations on page 57 .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at year end.
c
See Note 1(d) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $474,569,958, representing 13.5% of net assets.
e
A portion or all of the security is on loan at October 31, 2024. See Note 1(e).
f
Perpetual security with no stated maturity date.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(e) regarding securities on loan.
j
See Note 1(c) regarding written options.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,419,915,021 $2,744,592,731 $3,040,178,828
Cost - Non-controlled affiliates (Note 3 f ) ...................... 70,682,496 133,810,879 35,615,577
Value - Unaffiliated issuers (Includes securities loaned of $ — , $ — and
$ 1,205,312 , respectively) ................................. $2,674,481,590 $4,055,956,960 $3,450,007,126
Value - Non-controlled affiliates (Note 3 f ) ...................... 70,682,496 133,810,879 35,615,577
Cash .................................................. — 478,191 —
Receivables:
Investment securities sold ................................. 16,525,066 — 10,103,932
Capital shares sold ...................................... 2,223,116 1,121,108 936,139
Dividends and interest ................................... 9,975,100 4,306,863 22,123,355
European Union tax reclaims (Note 1 f ) ....................... — 457,693 1,044,339
Total assets ........................................ 2,773,887,368 4,196,131,694 3,519,830,468
Liabilities:
Payables:
Investment securities purchased ............................ — 12,145,518 5,116,566
Capital shares redeemed ................................. 853,932 2,290,957 1,533,615
Management fees ....................................... 1,029,464 1,564,732 1,656,941
Distribution fees ........................................ 249,499 836,902 733,169
Transfer agent fees ...................................... 774,978 1,139,615 554,754
Trustees' fees and expenses ............................... 2,626 2,576 3,187
Options written, at value (premiums received $ – , $ – and $ 8,230,623 , respectively) ............................................ — — 4,759,333
Payable upon return of securities loaned (Note 1 e ) ................ — — 1,244,000
Accrued expenses and other liabilities ......................... 308,677 173,070 276,634
Total liabilities ....................................... 3,219,176 18,153,370 15,878,199
Net assets, at value ............................... $2,770,668,192 $4,177,978,324 $3,503,952,269
Net assets consist of:
Paid-in capital ........................................... $2,435,683,377 $2,555,890,725 $3,056,357,195
Total distributable earnings (losses) ........................... 334,984,815 1,622,087,599 447,595,074
Net assets, at value ............................... $2,770,668,192 $4,177,978,324 $3,503,952,269

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A:
Net assets, at value ..................................... $961,706,947 $3,437,771,837 $3,014,870,814
Shares outstanding ...................................... 41,944,082 100,253,875 235,732,391
Net asset value per share
a ,b
................................ $22.93 $34.29 $12.79
Maximum offering price per share (net asset value per share ÷
94 .50% )
b
.............................................. $24.26 $36.29 $13.53
Class C:
Net assets, at value ..................................... $53,128,469 $107,489,979 $95,404,432
Shares outstanding ...................................... 2,383,977 3,157,579 7,540,812
Net asset value and maximum offering price per share
a ,b
.......... $22.29 $34.04 $12.65
Class R:
Net assets, at value ..................................... $— $14,654,429 $2,780,148
Shares outstanding ...................................... — 427,181 216,657
Net asset value and maximum offering price per share
b
........... $— $34.30 $12.83
Class R6:
Net assets, at value ..................................... $99,998,299 $221,105,914 $187,498,912
Shares outstanding ...................................... 4,317,467 6,431,702 14,618,555
Net asset value and maximum offering price per share
b
........... $23.16 $34.38 $12.83
Advisor Class:
Net assets, at value ..................................... $1,655,834,477 $396,956,165 $203,397,963
Shares outstanding ...................................... 72,213,117 11,552,313 15,860,727
Net asset value and maximum offering price per share
b
........... $22.93 $34.36 $12.82
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Investment income:
Dividends: (net of foreign taxes of $–, $1,073,244 and $12,296, respectively)
Unaffiliated issuers ...................................... $8,772,017 $93,286,186 $36,217,986
Non-controlled affiliates (Note 3 f ) ........................... 3,453,250 4,377,214 2,493,064
Interest:
Unaffiliated issuers ...................................... 34,344,177 — 120,402,591
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (1,791) (610,805) (312,004)
Non-controlled affiliates (Note 3 f ) ........................... 2,204 678,895 458,252
Other income (Note 1 f ) ..................................... — 14,776 36,860
Total investment income ................................. 46,569,857 97,746,266 159,296,749
Expenses:
Management fees (Note 3 a ) ................................. 12,247,125 17,826,630 19,366,821
Distribution fees: (Note 3c )
Class A .............................................. 2,370,916 7,998,621 7,555,540
Class C .............................................. 628,776 1,044,163 1,086,670
Class R .............................................. — 65,567 12,543
Transfer agent fees: (Note 3e )
Class A .............................................. 949,816 3,325,142 2,569,318
Class C .............................................. 63,521 108,627 92,659
Class R .............................................. — 13,611 2,125
Class R6 ............................................. 31,865 46,490 41,324
Advisor Class .......................................... 1,556,747 384,768 171,142
Custodian fees .......................................... 17,677 26,375 20,411
Reports to shareholders fees ................................ 106,388 169,193 180,746
Registration and filing fees .................................. 71,070 106,966 77,478
Professional fees ......................................... 110,038 69,316 94,282
Trustees' fees and expenses ................................ 31,785 46,895 43,019
Other .................................................. 66,416 108,410 108,089
Total expenses ....................................... 18,252,140 31,340,774 31,422,167
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (250,969) (348,609) (128,789)
Net expenses ....................................... 18,001,171 30,992,165 31,293,378
Net investment income .............................. 28,568,686 66,754,101 128,003,371

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 90,304,684 353,837,988 87,783,007
Non-controlled affiliates (Note 3 f ) .......................... — — 10,902,431
Written options ......................................... — — (9,879,351)
Foreign currency transactions .............................. (15,170) 33,702 6,418
Futures contracts ....................................... — — (3,487,482)
Net realized gain (loss) ................................ 90,289,514 353,871,690 85,325,023
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 460,306,586 672,948,201 380,561,648
Non-controlled affiliates (Note 3 f ) .......................... — — (7,577,383)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 45,563 57,962
Written options ......................................... — — 2,201,944
Futures contracts ....................................... — — 18,453,924
Net change in unrealized appreciation (depreciation) .......... 460,306,586 672,993,764 393,698,095
Net realized and unrealized gain (loss) .......................... 550,596,100 1,026,865,454 479,023,118
Net increase (decrease) in net assets resulting from operations ........ $579,164,786 $1,093,619,555 $607,026,489

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
Franklin Convertible Securities Fund Franklin Equity Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $28,568,686 $30,156,380 $66,754,101 $70,585,096
Net realized gain (loss) ............ 90,289,514 37,704,871 353,871,690 91,137,212
Net change in unrealized appreciation
(depreciation) ................. 460,306,586 (27,179,088) 672,993,764 (160,561,046)
Net increase (decrease) in net
assets resulting from operations . 579,164,786 40,682,163 1,093,619,555 1,161,262
Distributions to shareholders:
Class A ........................ (23,043,895) (85,707,219) (125,505,390) (165,141,379)
Class C ........................ (1,164,461) (7,332,304) (3,390,661) (8,470,387)
Class R ........................ — — (473,035) (559,295)
Class R6 ....................... (2,574,099) (7,902,038) (7,575,533) (9,783,554)
Advisor Class ................... (41,500,014) (149,752,591) (15,624,492) (22,227,978)
Total distributions to shareholders ..... (68,282,469) (250,694,152) (152,569,111) (206,182,593)
Capital share transactions: (Note 2 )
Class A ........................ (122,081,466) (92,071,577) (116,745,926) 108,551,298
Class C ........................ (26,416,536) (27,614,778) (14,099,093) (81,728,369)
Class R ........................ — — 846,536 1,764,007
Class R6 ....................... (7,811,691) 932,846 26,827,927 (1,256,644)
Advisor Class ................... (117,431,294) (296,126,753) (23,254,504) (33,966,693)
Total capital share transactions ....... (273,740,987) (414,880,262) (126,425,060) (6,636,401)
Net increase (decrease) in net
assets ..................... 237,141,330 (624,892,251) 814,625,384 (211,657,732)
Net assets:
Beginning of year .................. 2,533,526,862 3,158,419,113 3,363,352,940 3,575,010,672
End of year ...................... $2,770,668,192 $2,533,526,862 $4,177,978,324 $3,363,352,940

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
Franklin Managed Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $128,003,371 $140,025,866
Net realized gain (loss) ................................................. 85,325,023 16,802,326
Net change in unrealized appreciation (depreciation) ........................... 393,698,095 (130,670,311)
Net increase (decrease) in net assets resulting from operations ................ 607,026,489 26,157,881
Distributions to shareholders:
Class A ............................................................. (137,766,155) (141,714,730)
Class C ............................................................. (4,110,172) (5,460,004)
Class R ............................................................. (107,913) (130,492)
Class R6 ............................................................ (9,034,791) (8,975,610)
Advisor Class ........................................................ (9,674,579) (10,277,757)
Total distributions to shareholders .......................................... (160,693,610) (166,558,593)
Capital share transactions: (Note 2 )
Class A ............................................................. (211,726,418) (137,547,804)
Class C ............................................................. (34,469,426) (49,558,512)
Class R ............................................................. 93,765 (492,842)
Class R6 ............................................................ (10,845,635) 13,436,915
Advisor Class ........................................................ (13,601,951) (3,231,489)
Total capital share transactions ............................................ (270,549,665) (177,393,732)
Net increase (decrease) in net assets ................................... 175,783,214 (317,794,444)
Net assets:
Beginning of year ....................................................... 3,328,169,055 3,645,963,499
End of year ........................................................... $3,503,952,269 $3,328,169,055

Franklin Investors Securities Trust
41
franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eight
separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Franklin Convertible Securities Fund closed to new investors with limited exceptions on August 29, 2018.
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Managed Income Fund
Franklin Equity Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Franklin Investors Securities Trust
Notes to Financial Statements
42
franklintempleton.com
Annual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
43
franklintempleton.com
Annual Report
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statements of Assets and Liabilities. At October 31,
2024, the Funds had no futures contracts.
Certain or all Funds purchased or wrote exchange
traded OTC option contracts primarily to manage and/or
gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap
(swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received
is recorded as an asset or liability, respectively. Upon
exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium
received or paid. Upon expiration of an option, any premium
received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and
the cost to close the position is recorded as a realized gain or loss. At October 31, 2024, Franklin Convertible Securities
Fund and Franklin Equity Income Fund had no option
contracts.
See Note 8 regarding other derivative information.
d. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. At October 31, 2024, Franklin
Convertible Securities Fund and Franklin Equity Income
Fund had no securities on loan.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
44
franklintempleton.com
Annual Report
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income on the
Statements of Operations. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
The Franklin Managed Income Fund employs a managed
distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of
the performance of the fund; however, the twelfth monthly
payment may be greater than the initially anticipated amount if additional income or capital gains are required to be
distributed. These distributions may include income and
capital gains generated by the Fund, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2024
Shares sold
a
................................... 1,907,208 $40,416,998 9,060,373 $283,463,620
Shares issued in reinvestment of distributions .......... 1,034,841 21,641,963 4,063,521 122,929,490
Shares redeemed ............................... (8,720,569) (184,140,427) (16,857,783) (523,139,036)
Net increase (decrease) .......................... (5,778,520) $(122,081,466) (3,733,889) $(116,745,926)
Year ended October 31, 2023
Shares sold
a
................................... 3,067,149 $61,111,881 14,572,533 $415,416,374
Shares issued in reinvestment of distributions .......... 4,151,284 80,675,938 5,744,799 161,763,879
Shares redeemed ............................... (11,730,426) (233,859,396) (16,538,560) (468,628,955)
Net increase (decrease) .......................... (4,511,993) $(92,071,577) 3,778,772 $108,551,298
Class C
Class C Shares:
Year ended October 31, 2024
Shares sold ................................... 98,264 $2,018,416 445,666 $13,892,816
Shares issued in reinvestment of distributions .......... 57,040 1,146,832 112,637 3,352,840
Shares redeemed
a
.............................. (1,434,247) (29,581,784) (1,018,427) (31,344,749)
Net increase (decrease) .......................... (1,278,943) $(26,416,536) (460,124) $(14,099,093)
Year ended October 31, 2023
Shares sold ................................... 126,487 $2,434,972 1,977,276 $55,778,901
Shares issued in reinvestment of distributions .......... 376,284 7,098,094 301,742 8,415,691
Shares redeemed
a
.............................. (1,908,009) (37,147,844) (5,118,778) (145,922,961)
Net increase (decrease) .......................... (1,405,238) $(27,614,778) (2,839,760) $(81,728,369)
Class R
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class R Shares:
Year ended October 31, 2024
Shares sold ................................... — $— 67,320 $2,109,525
Shares issued in reinvestment of distributions .......... — — 15,329 463,859
Shares redeemed ............................... — — (54,807) (1,726,848)
Net increase (decrease) .......................... — $— 27,842 $846,536
Year ended October 31, 2023
Shares sold ................................... — $— 104,140 $2,955,808
Shares issued in reinvestment of distributions .......... — — 19,750 556,678
Shares redeemed ............................... — — (62,252) (1,748,479)
Net increase (decrease) .......................... — $— 61,638 $1,764,007
Class R6
Class R6 Shares:
Year ended October 31, 2024
Shares sold ................................... 738,606 $15,895,130 1,994,146 $62,985,673
Shares issued in reinvestment of distributions .......... 113,410 2,402,387 194,773 5,940,846
Shares redeemed ............................... (1,229,211) (26,109,208) (1,348,781) (42,098,592)
Net increase (decrease) .......................... (377,195) $(7,811,691) 840,138 $26,827,927
Year ended October 31, 2023
Shares sold ................................... 1,180,680 $23,626,407 1,347,516 $38,294,748
Shares issued in reinvestment of distributions .......... 398,310 7,823,257 269,828 7,613,373
Shares redeemed ............................... (1,512,286) (30,516,818) (1,655,326) (47,164,765)
Net increase (decrease) .......................... 66,704 $932,846 (37,982) $(1,256,644)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2024
Shares sold ................................... 15,174,000 $325,511,931 2,601,050 $81,741,531
Shares issued in reinvestment of distributions .......... 1,650,820 34,597,568 495,590 15,032,714
Shares redeemed ............................... (22,651,923) (477,540,793) (3,861,158) (120,028,749)
Net increase (decrease) .......................... (5,827,103) $(117,431,294) (764,518) $(23,254,504)
Year ended October 31, 2023
Shares sold ................................... 14,950,339 $299,431,946 3,069,278 $87,746,193
Shares issued in reinvestment of distributions .......... 6,590,350 128,160,676 760,467 21,448,966
Shares redeemed ............................... (36,239,243) (723,719,375) (4,994,390) (143,161,852)
Net increase (decrease) .......................... (14,698,554) $(296,126,753) (1,164,645) $(33,966,693)
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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Franklin Managed Income Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2024
Shares sold
a
................................... 14,785,484 $183,247,530
Shares issued in reinvestment of distributions .......... 10,775,140 134,095,697
Shares redeemed ............................... (42,699,928) (529,069,645)
Net increase (decrease) .......................... (17,139,304) $(211,726,418)
Year ended October 31, 2023
Shares sold
a
................................... 22,216,418 $268,709,132
Shares issued in reinvestment of distributions .......... 11,442,420 137,792,939
Shares redeemed ............................... (45,191,799) (544,049,875)
Net increase (decrease) .......................... (11,532,961) $(137,547,804)
Class C
Class C Shares:
Year ended October 31, 2024
Shares sold ................................... 660,064 $8,096,951
Shares issued in reinvestment of distributions .......... 327,724 4,029,379
Shares redeemed
a
.............................. (3,798,532) (46,595,756)
Net increase (decrease) .......................... (2,810,744) $(34,469,426)
Year ended October 31, 2023
Shares sold ................................... 1,680,185 $20,022,005
Shares issued in reinvestment of distributions .......... 448,299 5,349,424
Shares redeemed
a
.............................. (6,259,845) (74,929,941)
Net increase (decrease) .......................... (4,131,361) $(49,558,512)
Class R
Class R Shares:
Year ended October 31, 2024
Shares sold ................................... 38,023 $473,714
Shares issued in reinvestment of distributions .......... 8,519 106,562
Shares redeemed ............................... (40,999) (486,511)
Net increase (decrease) .......................... 5,543 $93,765
Year ended October 31, 2023
Shares sold ................................... 81,913 $983,960
Shares issued in reinvestment of distributions .......... 10,534 127,413
Shares redeemed ............................... (134,180) (1,604,215)
Net increase (decrease) .......................... (41,733) $(492,842)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Managed Income Fund
Shares Amount
Class R6 Shares:
Year ended October 31, 2024
Shares sold ................................... 2,630,976 $32,878,508
Shares issued in reinvestment of distributions .......... 721,357 9,004,836
Shares redeemed ............................... (4,241,530) (52,728,979)
Net increase (decrease) .......................... (889,197) $(10,845,635)
Year ended October 31, 2023
Shares sold ................................... 3,850,218 $46,700,145
Shares issued in reinvestment of distributions .......... 740,366 8,937,577
Shares redeemed ............................... (3,485,728) (42,200,807)
Net increase (decrease) .......................... 1,104,856 $13,436,915
Advisor Class
Advisor Class Shares:
Year ended October 31, 2024
Shares sold ................................... 2,681,206 $33,481,571
Shares issued in reinvestment of distributions .......... 693,635 8,656,018
Shares redeemed ............................... (4,498,135) (55,739,540)
Net increase (decrease) .......................... (1,123,294) $(13,601,951)
Year ended October 31, 2023
Shares sold ................................... 5,202,026 $63,238,039
Shares issued in reinvestment of distributions .......... 760,551 9,185,505
Shares redeemed ............................... (6,264,884) (75,655,033)
Net increase (decrease) .......................... (302,307) $(3,231,489)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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a. Management Fees
Franklin Managed Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended October 31, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Gross effective investment management fee rate ........ 0.460% 0.461% 0.550%
3 . Transactions with Affiliates (continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended October 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $6,259 $367,533 $203,084
CDSC retained ........................... $1,356 $11,244 $12,796
3 . Transactions with Affiliates (continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2024, investments in affiliated management investment companies were as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Transfer agent fees ........................ $585,849 $1,015,688 $908,705 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $79,626,510 $944,231,615 $(953,175,629) $— $— $70,682,496 70,682,496 $3,453,250
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $— $15,740,000 $(15,740,000) $— $— $— — $2,204
Total Affiliated Securities ... $79,626,510 $959,971,615 $(968,915,629) $— $— $70,682,496 $3,455,454
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $114,853,407 $819,385,827 $(800,428,355) $— $— $133,810,879 133,810,879 $4,377,214
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $— $142,692,000 $(142,692,000) $— $— $— — $678,895
Total Affiliated Securities ... $114,853,407 $962,077,827 $(943,120,355) $— $— $133,810,879 $5,056,109
3 . Transactions with Affiliates (continued)
e. Transfer Agent Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.68% based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2025.
4. Income Taxes
During the year ended October 31, 2024, the utilized capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Managed Income Fund
Non-Controlled Affiliates
Dividends
Franklin U.S. Low Volatility ETF $36,332,400 $— $(39,221,536) $10,667,686 $(7,778,550) $— — $—
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% 17,699,568 852,836,094 (836,164,085) — — 34,371,577 34,371,577 2,099,937
Western Asset Diversified
Income Fund ............. 3,116,240 3,496,542 (7,048,694) 234,745 201,167 — — 393,127
Total Non-Controlled Affiliates $57,148,208 $856,332,636 $(882,434,315) $10,902,431 $(7,577,383) $34,371,577 $2,493,064
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $— $125,895,000 $(124,651,000) $— $— $1,244,000 1,244,000 $458,252
Total Affiliated Securities ... $57,148,208 $982,227,636 $(1,007,085,315) $10,902,431 $(7,577,383) $35,615,577 $2,951,316
Franklin
Managed
Income Fund
Capital loss utilized carryforwards .... $32,004,979
3 . Transactions with Affiliates (continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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The tax character of distributions paid during the years ended October 31, 2024 and 2023, was as follows:
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, equity-linked securities, contingent securities and convertible securities.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2024, were as follows:
Franklin Convertible Securities Fund Franklin Equity Income Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $30,728,248 $39,502,376 $92,566,771 $92,825,064
Long term capital gain .................... 37,554,221 211,191,776 60,002,340 113,357,529
$68,282,469 $250,694,152 $152,569,111 $206,182,593
Franklin Managed Income Fund
2024 2023
Distributions paid from:
Ordinary income ........................ $154,890,753 $166,558,593
Long term capital gain .................... 5,802,857 —
$160,693,610 $166,558,593
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
a a a a
Cost of investments ....................... $2,499,515,512 $2,887,122,554 $3,072,716,904
Unrealized appreciation ..................... $356,192,001 $1,349,199,722 $428,877,094
Unrealized depreciation ..................... (110,543,427) (46,554,437) (20,730,628)
Net unrealized appreciation (depreciation) ....... $245,648,574 $1,302,645,285 $408,146,466
Distributable earnings:
Undistributed ordinary income ................ $22,351,391 $7,155,148 $—
Undistributed long term capital gains ........... 66,984,849 311,806,321 38,351,681
Total distributable earnings .................. $89,336,240 $318,961,469 $38,351,681
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Purchases .............................. $967,430,325 $1,119,855,191 $1,099,173,314
Sales .................................. $1,294,048,018 $1,315,820,013 $1,395,166,116
4. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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At October 31, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk
At October 31, 2024, Franklin Convertible Securities Fund had 73.7% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Convertible Securities Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the
VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under
Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
8. Other Derivative Information
At October 31, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Securities lending transactions
a
:
Equity investments
b
........................ $— $— $1,244,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Managed Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 4,759,333
Total .................... $— $4,759,333
5. Investment Transactions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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For the year ended October 31, 2024 , the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended October 31, 2024, the average month end notional amount of futures contracts and options represented
$158,047,055 and $1,125,354, respectively.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2024, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(3,487,482) Futures contracts $18,453,924
Equity contracts ..............
Written options (9,879,351) Written options 2,201,944
Total ....................... $(13,366,833) $20,655,868
8. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 23,920,583 $ — $ — $ 23,920,583
Convertible Preferred Stocks ................ 288,565,700 — — 288,565,700
Convertible Bonds ....................... — 2,361,995,307 — 2,361,995,307
Short Term Investments ................... 70,682,496 — — 70,682,496
Total Investments in Securities ........... $383,168,779 $2,361,995,307 $— $2,745,164,086
Franklin Equity Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 3,486,835,484 — — 3,486,835,484
Equity-Linked Securities ................... — 394,691,471 — 394,691,471
Convertible Preferred Stocks ................ 174,430,005 — — 174,430,005
Short Term Investments ................... 133,810,879 — — 133,810,879
Total Investments in Securities ........... $3,795,076,368 $394,691,471 $— $4,189,767,839
Franklin Managed Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,339,514,842 — — 1,339,514,842
Equity-Linked Securities ................... — 252,005,013 — 252,005,013
Convertible Preferred Stocks ................ 47,979,800 — — 47,979,800
Corporate Bonds ........................ — 1,440,362,895 — 1,440,362,895
U.S. Government and Agency Securities ....... — 165,873,629 — 165,873,629
Asset-Backed Securities ................... — 9,415,967 — 9,415,967
Mortgage-Backed Securities ................ — 194,854,980 — 194,854,980
Short Term Investments ................... 35,615,577 — — 35,615,577
Total Investments in Securities ........... $1,423,110,219 $2,062,512,484 $— $3,485,622,703
Liabilities:
Other Financial Instruments:
Options Written .......................... $4,759,333 $— $— $4,759,333
Total Other Financial Instruments ......... $4,759,333 $— $— $4,759,333
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements
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Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
REIT
Real Estate Investment Trust

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm
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To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Convertible Securities Fund,
Franklin Equity Income Fund, and Franklin Managed Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Convertible Securities Fund, Franklin Equity Income Fund and Franklin Managed Income Fund (three of the funds constituting
Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
December 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin Managed
Income Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $44,272,132 $78,990,134 $10,295,314
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $5,901,590 $70,261,389 $31,179,633
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,901,590 $84,554,742 $34,448,883
Qualified Net Interest Income (QII) §871(k)(1)(C) $22,123,955 — —
Section 163(j) Interest Dividends Earned §163(j) $32,474,371 $3,670,259 $99,647,211
Interest Earned from Federal
Obligations Note (1) — — $19,360,707

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FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund
(each a Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Franklin Investors Securities Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Convertible Securities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional convertible securities funds. The Board noted that the Fund’s annualized income return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median and in the first (best) or second quintile of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board discussed with management the below median annualized income return for each reporting period and management explained that it remains focused on investing the Fund’s portfolio in balanced convertibles which results in the portfolio’s yield remaining steady while

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the Fund’s Performance Universe peers may focus on either bond-like or equity-like convertibles, or invest directly in fixed income or equity securities, resulting in more frequent changes in their portfolio yields. The Board also noted that, although below the median, the Fund’s annualized income return was positive for each period. The Board concluded that the Fund’s performance was acceptable.
Franklin Equity Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional equity income funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the second quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the 10-year period was above the median of its Performance Universe, but for the one-, three- and five-year periods was below the median of its Performance Universe, although the returns were 9.04%, 8.35% and 11.01%, respectively. The Board discussed with management the below median annualized total return and management explained that the Fund continues to invest in high quality, dividend paying companies, whereas several peers in the Performance
Universe have invested in high growth, non-dividend paying companies which have outperformed and been a headwind to the
Fund’s relative total return performance. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the adjustment of positions sizes, addition of a research analyst and enhanced monitoring of non-dividend paying companies. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was acceptable.
Franklin Managed Income Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was above the median of its
Performance Universe, but for the one-year period was below the median of its Performance Universe, although the return was 7.63%. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of the other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.

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Franklin Convertible Securities Fund and Franklin Equity Income Fund - The Expense Group for the Franklin Convertible
Securities Fund included the Fund and nine other convertible securities funds. The Expense Group for the Franklin Equity
Income Fund included the Fund and 16 other equity income funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board concluded that the
Management Rates charged to the Funds are reasonable.
Franklin Managed Income Fund - The Expense Group for the Fund included the Fund and 10 other mixed-asset target allocation moderate funds. The Board noted that the Management Rate for the Fund was approximately three basis points above the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense Group. The Board further noted that the actual total expense ratio for the Fund reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.

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Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

FIST1-AFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

Franklin
Investors Securities
Trust
Financial Statements and Other Important Information
Annual | October 31, 2024
Franklin Floating Rate Daily Access Fund
Franklin Long Duration Credit Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government Securities Fund
Franklin Total Return Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 227
Notes to Financial Statements 238
Report of Independent Registered Public Accounting Firm 273
Tax Information 275
Changes In and Disagreements with Accountants 276
Results of Meeting(s) of Shareholders 276
Remuneration Paid to Directors, Officers and Others 276
Board Approval of Management and Subadvisory Agreements 276

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.63 $7.28 $7.89 $7.35 $8.18
Income from investment operations
a
:
Net investment income
b
......................... 0.730 0.627 0.359 0.296 0.332
Net realized and unrealized gains (losses) ........... (0.001) 0.330 (0.607) 0.545 (0.808)
Total from investment operations .................... 0.729 0.957 (0.248) 0.841 (0.476)
Less distributions from:
Net investment income .......................... (0.679) (0.607) (0.362) (0.301) (0.355)
Net asset value, end of year ....................... $7.68 $7.63 $7.28 $7.89 $7.35
Total return
c
................................... 10.01% 13.59% (3.25)% 11.79% (6.00)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.97% 0.95% 1.00% 0.96%
Expenses net of waiver and payments by affiliates ....... 0.94% 0.94% 0.92%
d
0.98%
d
0.93%
d
Net investment income ........................... 9.42% 8.35% 4.68% 3.86% 4.33%
Supplemental data
Net assets, end of year (000’s) ..................... $953,662 $873,367 $828,324 $803,542 $717,021
Portfolio turnover rate ............................ 51.91% 30.81% 37.05% 66.03% 32.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.63 $7.28 $7.89 $7.36 $8.18
Income from investment operations
a
:
Net investment income
b
......................... 0.699 0.595 0.325 0.268 0.306
Net realized and unrealized gains (losses) ........... 0.009 0.332 (0.604) 0.532 (0.804)
Total from investment operations .................... 0.708 0.927 (0.279) 0.800 (0.498)
Less distributions from:
Net investment income .......................... (0.648) (0.577) (0.331) (0.270) (0.323)
Net asset value, end of year ....................... $7.69 $7.63 $7.28 $7.89 $7.36
Total return
c
................................... 9.57% 13.14% (3.63)% 11.34% (6.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.37% 1.35% 1.40% 1.36%
Expenses net of waiver and payments by affiliates ....... 1.34% 1.34% 1.32%
d
1.38%
d
1.33%
d
Net investment income ........................... 9.02% 7.92% 4.24% 3.50% 3.98%
Supplemental data
Net assets, end of year (000’s) ..................... $78,455 $80,606 $89,383 $100,317 $160,194
Portfolio turnover rate ............................ 51.91% 30.81% 37.05% 66.03% 32.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.64 $7.29 $7.90 $7.37 $8.19
Income from investment operations
a
:
Net investment income
b
......................... 0.755 0.652 0.446 0.317 0.363
Net realized and unrealized gains (losses) ........... 0.010 0.334 (0.668) 0.541 (0.804)
Total from investment operations .................... 0.765 0.986 (0.222) 0.858 (0.441)
Less distributions from:
Net investment income .......................... (0.705) (0.636) (0.388) (0.328) (0.380)
Net asset value, end of year ....................... $7.70 $7.64 $7.29 $7.90 $7.37
Total return .................................... 10.37% 13.99% (2.92)% 12.15% (5.69)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.60% 0.67% 0.72% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.57% 0.58%
c
0.63%
c
0.59%
c
Net investment income ........................... 9.73% 8.65% 5.96% 4.09% 4.71%
Supplemental data
Net assets, end of year (000’s) ..................... $117,747 $117,289 $201,719 $24,999 $9,568
Portfolio turnover rate ............................ 51.91% 30.81% 37.05% 66.03% 32.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.63 $7.28 $7.89 $7.36 $8.18
Income from investment operations
a
:
Net investment income
b
......................... 0.751 0.643 0.365 0.315 0.358
Net realized and unrealized gains (losses) ........... 0.008 0.333 (0.594) 0.535 (0.806)
Total from investment operations .................... 0.759 0.976 (0.229) 0.850 (0.448)
Less distributions from:
Net investment income .......................... (0.699) (0.626) (0.381) (0.320) (0.373)
Net asset value, end of year ....................... $7.69 $7.63 $7.28 $7.89 $7.36
Total return .................................... 10.29% 13.87% (3.01)% 12.06% (5.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.72% 0.70% 0.75% 0.71%
Expenses net of waiver and payments by affiliates ....... 0.69% 0.69% 0.67%
c
0.73%
c
0.68%
c
Net investment income ........................... 9.67% 8.55% 4.74% 4.09% 4.65%
Supplemental data
Net assets, end of year (000’s) ..................... $273,225 $319,093 $300,958 $434,688 $376,997
Portfolio turnover rate ............................ 51.91% 30.81% 37.05% 66.03% 32.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.4%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 287,830 $ 8,635
Machinery 0.7%
b
UTEX Industries, Inc. ................................ United States 261,340 10,322,930
Oil, Gas & Consumable Fuels 0.7%
a
Talos Energy, Inc. ................................... United States 961,663 9,828,196
Total Common Stocks (Cost $ 39,993,234 ) ....................................
20,159,761
Management Investment Companies 0.8%
Capital Markets 0.8%
Invesco Senior Loan ETF ............................. United States 513,270 10,773,537
Total Management Investment Companies (Cost $ 11,000,665 ) ..................
10,773,537
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 681,685 102,253
a
Total Preferred Stocks (Cost $ 919,936 ) .......................................
102,253
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b,c
UTEX Industries, Inc. , 2/20/49 .......................... United States 634 2
Total Warrants (Cost $ – ) ....................................................
2
Principal
Amount
*
Corporate Bonds 6.4%
Aerospace & Defense 0.3%
d
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.375%, 3/01/29 ............ United States 2,000,000 2,032,579
Senior Secured Note , 144A, 6%, 1/15/33 ................ United States 3,000,000 2,975,863
5,008,442
Air Freight & Logistics 0.4%
d
Rand Parent LLC , Senior Secured Note , 144A, 8.5%, 2/15/30 .. United States 5,050,000 5,044,394
Automobile Components 0.3%
d
Tenneco, Inc. , Senior Secured Note , 144A, 8%, 11/17/28 ...... United States 5,000,000 4,634,161
Capital Markets 0.2%
d
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5%, 11/15/29 ............. United States 1,600,000 1,515,006
Senior Secured Note , 144A, 6.125%, 11/01/32 ........... United States 2,027,000 2,029,579
3,544,585
Chemicals 0.3%
d
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875%,
5/01/28 ......................................... United States 3,900,000 3,738,331
Commercial Services & Supplies 0.4%
d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875%, 2/15/31 ................................... United States 1,500,000 1,527,807

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
d
Allied Universal Holdco LLC / Allied Universal Finance Corp. ,
Senior Note , 144A, 9.75%, 7/15/27 ..................... United States 3,700,000 $ 3,711,485
5,239,292
Construction Materials 0.3%
d
Cemex SAB de CV , Senior Bond , 144A, 5.2%, 9/17/30 ....... Mexico 3,875,000 3,802,674
Containers & Packaging 0.0%
†
d
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875%, 4/15/27 .............................. United States 694,000 713,953
Diversified Telecommunication Services 0.3%
d
Altice France SA ,
Senior Secured Note , 144A, 5.125%, 7/15/29 ............ France 2,000,000 1,498,176
Senior Secured Note , 144A, 5.5%, 10/15/29 ............. France 3,730,000 2,797,067
4,295,243
Entertainment 0.2%
d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125%,
5/01/29 ......................................... France 2,300,000 2,387,065
Ground Transportation 0.0%
†
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4%, 7/31/29 ..................... United States 500,000 460,776
Health Care Equipment & Supplies 0.1%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375%,
10/01/28 ........................................ United States 1,320,000 1,386,554
Health Care Providers & Services 0.7%
d
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 8%, 12/15/27 ................................ United States 5,000,000 4,996,775
d ,e
Radiology Partners, Inc. , Senior Secured Note , 144A, PIK,
7.775%, 1/31/29 ................................... United States 4,848,509 4,716,320
9,713,095
Hotels, Restaurants & Leisure 0.5%
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.5%,
2/15/32 ......................................... United States 3,600,000 3,653,064
d
Great Canadian Gaming Corp. , Senior Secured Note , Reg S,
8.75%, 11/15/29 ................................... Canada 1,000,000 1,000,000
d
International Game Technology plc , Senior Secured Note , 144A,
5.25%, 1/15/29 ................................... United States 2,300,000 2,261,471
6,914,535
Independent Power and Renewable Electricity Producers 0.3%
d
Calpine Corp. , Senior Secured Note , 144A, 4.5%, 2/15/28 ..... United States 4,400,000 4,240,669
Insurance 0.4%
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25%, 2/15/29 ................................... United States 1,470,600 1,384,324
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.5%, 10/01/31 .............. United States 4,000,000 3,965,811
5,350,135
IT Services 0.1%
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5%,
6/01/31 ......................................... United States 1,800,000 1,873,498

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.2%
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29%,
4/15/29 ......................................... United States 3,600,000 $ 3,366,841
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Note , 4.625%, 10/15/28 ........
United States 2,400,000 2,353,791
Passenger Airlines 1.0%
d
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25%, 8/15/27 United States 4,300,000 4,239,729
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5%,
5/15/29 ......................................... United States 4,300,000 4,521,695
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5%, 4/20/26 .................... United States 2,900,000 2,893,402
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5%, 10/20/25 ............................... United States 758,792 755,257
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375%, 4/15/26 United States 2,485,000 2,443,638
14,853,721
Personal Care Products 0.1%
d
Coty, Inc. , Senior Secured Note , 144A, 5%, 4/15/26 .......... United States 1,254,000 1,248,600
Wireless Telecommunication Services 0.1%
d
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25%,
1/31/31 ......................................... United Kingdom 1,430,000 1,235,084
Total Corporate Bonds (Cost $ 91,856,325 ) ....................................
91,405,439
f
Senior Floating Rate Interests 83.0%
g
Aerospace & Defense 0.8%
Bleriot US Bidco, Inc., First Lien, 2023 CME Term Loan , 7.854% ,
( 3-month SOFR + 3.25% ), 10/31/30 .................... United States 267,188 268,165
h
Dynasty Acquisition Co., Inc., First Lien, CME Term Loan B2 ,
6.033% , ( 12-month SOFR + 2.25% ), 10/27/31 ............ United States 719,735 721,084
h
Dynasty Acquisition Co., Inc., First Lien, CME Term Loan, B1 ,
6.027% , ( 12-month SOFR + 2.25% ), 10/27/31 ............ United States 1,892,206 1,895,754
TransDigm, Inc., First Lien, CME Term Loan, J , 7.365% , ( 3-month
SOFR + 2.5% ), 2/28/31 ............................. United States 7,481,250 7,496,736
TransDigm, Inc., First Lien, CME Term Loan, L , 7.32% , ( 3-month
SOFR + 2.5% ), 1/19/32 ............................. United States 1,472,727 1,475,025
11,856,764
a a a a a a
g
Air Freight & Logistics 1.3%
Clue Opco LLC, First Lien, CME Term Loan, B , 9.085% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 9,480,366 9,482,025
Rand Parent LLC, First Lien, CME Term Loan, B , 8.354% ,
( 3-month SOFR + 3.75% ), 3/18/30 ..................... United States 8,278,121 8,319,015
17,801,040
a a a a a a
g
Automobile Components 2.2%
Adient US LLC, First Lien, CME Term Loan, B2 , 7.435% ,
( 1-month SOFR + 2.75% ), 1/31/31 ..................... United States 3,627,046 3,641,227
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan ,
7.185% , ( 1-month SOFR + 2.5% ), 5/06/30 ............... United States 2,030,718 2,037,247
DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan ,
8.854% , ( 3-month SOFR + 4.25% ), 10/04/28 ............. United States 1,567,105 1,520,876
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.615% , ( 3-month SOFR + 3.75% ), 10/04/28 ........ United States 1,456,963 1,398,837
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.847% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 7,543,404 7,356,026

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Automobile Components (continued)
First Brands Group LLC, First Lien, 2022-2 Incremental CME
Term Loan , 10.514% , ( 3-month SOFR + 5% ), 3/30/27 ...... United States 7,714,668 $ 7,516,016
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.347% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 5,920,469 5,543,039
Highline Aftermarket Acquisition LLC, First Lien, 2024-1
Refinancing CME Term Loan , 8.685% , ( 1-month SOFR + 4% ),
11/09/27 ........................................ United States 614,065 617,135
TI Group Automotive Systems LLC, First Lien, 2021 Refinancing
CME Term Loan, B , 8.05% , ( 1-month SOFR + 3.25% ), 12/16/26 United States 1,355,380 1,358,768
30,989,171
a a a a a a
Banks 0.1%
g,h
Chrysaor Bidco SARL, First Lien, CME Term Loan, B , 8.737% ,
( 12-month SOFR + 3.5% ), 7/14/31 ..................... Luxembourg 1,386,361 1,392,599
g
Beverages 0.7%
Naked Juice LLC, First Lien, Initial CME Term Loan , 7.954% ,
( 3-month SOFR + 3.25% ), 1/24/29 ..................... United States 5,800,704 4,381,330
Triton Water Holdings, Inc., First Lien, 2024 Incremental CME
Term Loan , 8.604% , ( 3-month SOFR + 4% ), 3/31/28 ....... United States 827,083 831,049
Triton Water Holdings, Inc., First Lien, Initial CME Term Loan ,
8.115% , ( 3-month SOFR + 3.25% ), 3/31/28 .............. United States 5,105,523 5,115,377
10,327,756
a a a a a a
Broadline Retail 0.3%
g
Peer Holding III BV, First Lien, CME Term Loan, B5 , 7.604% ,
( 3-month SOFR + 3% ), 7/01/31 ....................... Netherlands 4,483,348 4,495,968
g
Building Products 1.3%
AZZ, Inc., First Lien, Initial CME Term Loan , 7.185% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 1,662,698 1,670,404
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
9.304% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 2,671,233 2,660,027
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B , 8.154% , ( 1-month SOFR + 3.25% ), 4/12/28 ....... United States 2,865,828 2,821,594
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B ,
7.557% , ( 3-month SOFR + 2.5% ), 5/31/30 ............... United States 1,310,231 1,310,231
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan , 7.685% , ( 1-month SOFR + 3% ), 3/28/31 ............ United States 3,687,166 3,703,076
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 , 7.185% ,
( 1-month SOFR + 2.5% ), 4/14/31 ...................... United States 1,715,649 1,716,996
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.935% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 2,774,193 2,777,522
Summit Materials LLC, First Lien, CME Term Loan, B2 , 6.554% ,
( 1-month SOFR + 1.75% ), 1/12/29 ..................... United States 1,558,434 1,563,070
18,222,920
a a a a a a
g
Capital Markets 3.8%
AI Aqua Merger Sub, Inc., First Lien, Initial CME Term Loan, B ,
8.357% , ( 1-month SOFR + 3.5% ), 7/31/28 ............... United States 7,963,709 7,986,923
Aretec Group, Inc., First Lien, CME Term Loan, B2 , 8.685% ,
( 1-month SOFR + 4% ), 8/09/30 ....................... United States 4,645,977 4,626,743
h
Citadel Securities LP, First Lien, 2024 CME Term Loan , 6.718% ,
( 1-month SOFR + 2% ), 10/31/31 ...................... United States 2,000,000 2,002,190
Citadel Securities LP, First Lien, CME Term Loan , 6.718% ,
( 1-month SOFR + 2% ), 7/29/30 ....................... United States 5,089,860 5,095,433
Deerfield Dakota Holding LLC, First Lien, Initial Dollar CME Term
Loan , 8.354% , ( 3-month SOFR + 3.75% ), 4/09/27 ......... United States 5,279,062 5,214,288

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Capital Markets (continued)
Edelman Financial Engines Center LLC (The), First Lien, 2024
Refinancing CME Term Loan , 7.935% , ( 1-month SOFR +
3.25% ), 4/07/28 ................................... United States 7,143,685 $ 7,152,043
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 , 8.33% ,
( 3-month SOFR + 3% ), 3/05/29 ....................... United States 4,477,500 4,461,471
GTCR Everest Borrower LLC, First Lien, Initial CME Term Loan ,
7.604% , ( 3-month SOFR + 3% ), 9/05/31 ................ United States 1,990,050 1,985,960
Jane Street Group LLC, First Lien, CME Term Loan, B , 6.685% ,
( 1-month SOFR + 2% ), 1/26/28 ....................... United States 4,237,025 4,237,385
e
Russell Investments US Institutional Holdco, Inc., First Lien, 2027
CME Term Loan , PIK, 9.585% , ( 3-month SOFR + 5% ), 5/28/27 United States 8,119,614 7,359,483
WEC US Holdings Ltd., First Lien, Initial CME Term Loan ,
7.422% , ( 1-month SOFR + 2.75% ), 1/27/31 .............. United States 4,104,000 4,111,592
54,233,511
a a a a a a
g
Chemicals 3.9%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.854% ,
( 3-month SOFR + 3.25% ), 9/09/31 ..................... United States 1,002,560 1,007,573
Hexion Holdings Corp., First Lien, Initial CME Term Loan , 9.771% ,
( 3-month SOFR + 4.5% ), 3/15/29 ...................... United States 10,124,138 10,135,882
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
12.223% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 8,343,023 7,625,523
INEOS US Finance LLC, First Lien, 2030 Dollar Term Loan ,
8.497% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 1,465,200 1,468,409
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
9.035% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 3,570,521 3,559,381
LSF11 A5 Holdco LLC, First Lien, 2024 Refinancing CME Term
Loan , 8.3% , ( 1-month SOFR + 3.5% ), 10/16/28 ........... United States 5,984,830 6,015,382
Lummus Technology Holdings V LLC, First Lien, 2024 CME Term
Loan, B , 8.3% , ( 1-month SOFR + 3.5% ), 12/31/29 ......... United States 3,083,870 3,091,333
Nouryon Finance BV, First Lien, CME Term Loan, B , 8.628% ,
( 3-month SOFR + 3.5% ), 4/03/28 ...................... Netherlands 3,953,458 3,980,638
PMHC II, Inc., First Lien, Initial CME Term Loan , 9.058% ,
( 3-month SOFR + 4.25% ), 4/23/29 ..................... United States 13,040,577 12,891,523
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 8.085% , ( 3-month SOFR + 3.5% ), 3/16/27 ............ United States 5,861,822 5,883,481
55,659,125
a a a a a a
g
Commercial Services & Supplies 4.8%
h
Allied Universal Holdco LLC, First Lien, Initial US Dollar CME
Term Loan , 8.535% , ( 1-month SOFR + 3.75% ), 5/12/28 ..... United States 13,120,117 13,108,965
APi Group DE, Inc., First Lien, Repriced 2021 Incremental CME
Term Loan , 6.685% , ( 1-month SOFR + 2% ), 1/03/29 ....... United States 297,619 297,815
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.604% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 5,370,678 5,379,808
Madison IAQ LLC, First Lien, Initial CME Term Loan , 7.889% ,
( 6-month SOFR + 2.75% ), 6/21/28 ..................... United States 3,253,898 3,256,566
Neptune BidCo US, Inc., First Lien, Dollar CME Term Loan, B ,
9.758% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 11,536,678 10,690,636
h
PG Investment Co. 59 SARL, First Lien, Initial CME Term Loan ,
7.604% , ( 3-month SOFR + 3% ), 3/26/31 ................ Luxembourg 4,271,521 4,284,869
Pitney Bowes, Inc., First Lien, Refinancing CME Term Loan, B ,
8.8% , ( 1-month SOFR + 4% ), 3/17/28 .................. United States 10,969,278 11,020,724
Prime Security Services Borrower LLC, First Lien, CME Term
Loan , 7.107% , ( 1-month SOFR + 2.25% ), 10/11/30 ........ United States 4,839,818 4,845,989
Reworld Holding Corp., First Lien, 2024 Refinancing, CME Term
Loan, B , 7.156% , ( 1-month SOFR + 2.5% ), 11/30/28 ....... United States 3,763,028 3,771,852

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Commercial Services & Supplies (continued)
Reworld Holding Corp., First Lien, 2024 Refinancing, CME Term
Loan, C , 7.156% , ( 1-month SOFR + 2.5% ), 11/30/28 ....... United States 206,145 $ 206,629
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 9.256% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 12,841,908 11,217,085
68,080,938
a a a a a a
g
Communications Equipment 0.8%
CommScope, Inc., First Lien, Initial CME Term Loan , 8.05% ,
( 1-month SOFR + 3.25% ), 4/06/26 ..................... United States 4,888,741 4,792,188
Delta Topco, Inc., First Lien, Second Amendment CME Term
Loan , 8.198% , ( 6-month SOFR + 3.5% ), 11/30/29 ......... United States 6,341,414 6,351,973
11,144,161
a a a a a a
g
Construction & Engineering 0.8%
Artera Services LLC, First Lien, CME Term Loan, C , 9.104% ,
( 3-month SOFR + 4.5% ), 2/18/31 ...................... United States 2,713,636 2,687,355
Brand Industrial Services, Inc., First Lien, CME Term Loan, C ,
9.071% , ( 3-month SOFR + 4.5% ), 8/01/30 ............... United States 3,139,563 3,104,573
Chromalloy Corp., First Lien, CME Term Loan , 8.354% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 3,841,816 3,777,465
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan ,
6.995% , ( 1-month SOFR + 2.25% ), 1/24/31 .............. United States 1,355,169 1,360,467
10,929,860
a a a a a a
Consumer Finance 0.3%
g,h
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan , 8.153% , ( 12-month SOFR + 3% ), 7/18/31 ........... United States 4,535,637 4,527,133
g
Containers & Packaging 1.9%
Charter Next Generation, Inc., First Lien, CME Term Loan, B ,
7.685% , ( 1-month SOFR + 3% ), 12/01/27 ................ United States 5,715,051 5,722,510
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.723% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 7,571,241 7,106,442
LC Ahab US Bidco LLC, First Lien, Initial CME Term Loan ,
8.185% , ( 1-month SOFR + 3.5% ), 5/01/31 ............... United States 1,094,092 1,099,563
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan , 8.172% , ( 1-month SOFR + 3.5% ), 4/15/27 ...... United States 3,741,274 3,757,642
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term Loan,
B , 8.839% , ( 3-month SOFR + 4% ), 9/15/28 .............. United States 4,782,468 4,804,898
SupplyOne, Inc., First Lien, CME Term Loan, B , 8.435% , ( 1-month
SOFR + 3.75% ), 4/21/31 ............................ United States 4,960,786 4,973,634
27,464,689
a a a a a a
g
Distributors 1.0%
AIP RD Buyer Corp., First Lien, 2023 Incremental CME Term
Loan , 9.185% , ( 1-month SOFR + 4.5% ), 12/22/28 ......... United States 1,396,491 1,402,021
BCPE Empire Holdings, Inc., First Lien, CME Term Loan , 8.185% ,
( 1-month SOFR + 3.5% ), 12/11/28 ..................... United States 5,212,269 5,222,772
Core & Main LP, First Lien, CME Term Loan, C , 6.968% , ( 1-month
SOFR + 2.25% ), 2/10/31 ............................ United States 1,741,228 1,744,850
Verde Purchaser LLC, First Lien, Initial CME Term Loan , 9.104% ,
( 3-month SOFR + 4.5% ), 11/30/30 ..................... United States 6,415,995 6,371,885
14,741,528
a a a a a a
g
Diversified Consumer Services 0.8%
KUEHG Corp., First Lien, CME Term Loan, C , 9.104% , ( 3-month
SOFR + 4.5% ), 6/12/30 ............................. United States 4,477,725 4,493,956

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Diversified Consumer Services (continued)
Learning Care Group US No. 2, Inc., First Lien, CME Term Loan,
B , 8.702% , ( 3-month SOFR + 4% ), 8/11/28 .............. United States 1,693,250 $ 1,701,505
Mavis Tire Express Services Topco Corp., First Lien, 2024-2
Incremental CME Term Loan , 8.185% , ( 1-month SOFR + 3.5% ),
5/04/28 ......................................... United States 1,031,897 1,035,766
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term Loan ,
8.55% , ( 1-month SOFR + 3.75% ), 12/07/28 .............. United States 1,409,175 1,411,909
Spring Education Group, Inc., First Lien, CME Term Loan ,
8.604% , ( 3-month SOFR + 4% ), 9/30/30 ................ United States 1,522,940 1,535,093
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan , 7.905% ,
( 3-month SOFR + 3.25% ), 1/30/31 ..................... United States 1,799,204 1,801,453
11,979,682
a a a a a a
g
Diversified Telecommunication Services 0.9%
Global Tel*Link Corp., First Lien, Initial CME Term Loan , 12.185% ,
( 1-month SOFR + 7.5% ), 7/31/29 ...................... United States 4,380,000 4,268,682
h
Zayo Group Holdings, Inc., First Lien, 2022 Incremental CME
Term Loan , 8.935% , ( 1-month SOFR + 4.25% ), 3/09/27 ..... United States 3,495,396 3,333,734
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME Term
Loan , 7.796% , ( 1-month SOFR + 3% ), 3/09/27 ............ United States 5,355,569 5,045,562
12,647,978
a a a a a a
Electric Utilities 0.1%
g
Hamilton Projects Acquiror LLC, First Lien, CME Term Loan ,
8.595% , ( 1-month SOFR + 3.75% ), 5/30/31 .............. United States 902,574 907,647
Electrical Equipment 0.2%
g
Indicor LLC, First Lien, CME Term Loan, C , 7.854% , ( 3-month
SOFR + 3.25% ), 11/22/29 ........................... United States 2,413,469 2,416,667
Electronic Equipment, Instruments & Components 0.1%
g
Coherent Corp., First Lien, CME Term Loan, B1 , 7.185% ,
( 1-month SOFR + 2.5% ), 7/02/29 ...................... United States 1,252,858 1,255,833
g
Entertainment 0.4%
Banijay Group US Holding, Inc., First Lien, USD CME Term Loan,
B , 8.196% , ( 1-month SOFR + 3.25% ), 3/01/28 ............ France 1,909,080 1,915,524
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.55% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 4,128,206 4,128,392
6,043,916
a a a a a a
g
Financial Services 1.8%
Belfor Holdings, Inc., First Lien, Initial CME Term Loan, B1 ,
8.435% , ( 1-month SOFR + 3.75% ), 11/01/30 ............. United States 469,795 472,731
Boost Newco Borrower LLC, First Lien, USD CME Term Loan, B1 ,
7.104% , ( 3-month SOFR + 2.5% ), 1/31/31 ............... United States 14,812,112 14,872,323
Mercury Borrower, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 8/02/28 ...................... United States 4,327,250 4,340,773
Red Planet Borrower LLC, First Lien, CME Term Loan, B , 8.285% ,
( 1-month SOFR + 3.5% ), 10/02/28 ..................... United States 6,146,782 5,912,989
25,598,816
a a a a a a
g
Food Products 0.4%
Fiesta Purchaser, Inc., First Lien, CME Term Loan , 8.685% ,
( 1-month SOFR + 4% ), 2/12/31 ....................... United States 2,531,726 2,541,878
Primary Products Finance LLC, First Lien, CME Term Loan, B ,
8.248% , ( 3-month SOFR + 3.5% ), 4/02/29 ............... United States 2,981,887 2,992,264

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Food Products (continued)
Simply Good Foods USA, Inc., First Lien, Initial CME Term Loan ,
7.318% , ( 1-month SOFR + 2.5% ), 3/17/27 ............... United States 372,714 $ 375,044
5,909,186
a a a a a a
g
Ground Transportation 1.6%
Albion Financing 3 SARL, First Lien, 2024 Amended USD Term
Loan , 9.826% , ( 3-month SOFR + 4.75% ), 8/17/29 ......... Luxembourg 1,418,246 1,424,749
First Student Bidco, Inc., First Lien, 2022 Incremental CME Term
Loan, B , 7.704% , ( 3-month SOFR + 3% ), 7/21/28 .......... United States 2,951,818 2,958,740
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 4,329,674 4,338,051
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 1,324,065 1,326,627
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 7.935% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 7,480,717 7,488,497
Savage Enterprises LLC, First Lien, Initial CME Term Loan ,
7.685% , ( 1-month SOFR + 3% ), 9/15/28 ................ United States 1,235,475 1,240,572
Worldwide Express LLC, First Lien, Initial CME Term Loan ,
8.865% , ( 3-month SOFR + 4% ), 7/26/28 ................ United States 3,482,067 3,491,225
22,268,461
a a a a a a
g
Health Care Equipment & Supplies 1.1%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan , 8.095% ,
( 1-month SOFR + 3.25% ), 5/10/27 ..................... United States 2,962,121 2,963,973
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.935% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 601,915 602,529
Medline Borrower LP, First Lien, Initial CME Term Loan , 7.435% ,
( 1-month SOFR + 2.75% ), 10/23/28 .................... United States 7,452,694 7,468,009
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 9.354% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 5,152,229 5,179,613
16,214,124
a a a a a a
g
Health Care Providers & Services 7.6%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 8.175% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 4,995,671 4,906,174
ADMI Corp., First Lien, Amendment No. 5 CME Term Loan ,
8.71% , ( 1-month SOFR + 3.75% ), 12/23/27 .............. United States 3,892,538 3,827,338
ADMI Corp., First Lien, CME Term Loan, B5 , 10.435% , ( 1-month
SOFR + 5.75% ), 12/23/27 ........................... United States 1,160,065 1,170,216
Aveanna Healthcare LLC, First Lien, 2021 Extended CME Term
Loan , 8.907% , ( 3-month SOFR + 3.75% ), 7/17/28 ......... United States 4,578,680 4,485,390
Charlotte Buyer, Inc., First Lien, First Refinancing CME Term
Loan , 9.573% , ( 1-month SOFR + 4.75% ), 2/11/28 ......... United States 8,861,972 8,947,268
CNT Holdings I Corp., First Lien, Initial CME Term Loan , 8.085% ,
( 3-month SOFR + 3.5% ), 11/08/27 ..................... United States 4,993,103 5,010,579
Concentra Health Services, Inc., First Lien, Initial CME Term
Loan , 6.935% , ( 1-month SOFR + 2.25% ), 7/26/31 ......... United States 461,538 463,269
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan , 8.835% , ( 3-month SOFR + 4.25% ), 3/26/29 ..... United States 4,469,524 4,273,982
eResearchTechnology, Inc., First Lien, CME Term Loan, B1 ,
8.685% , ( 1-month SOFR + 4% ), 2/04/27 ................ United States 2,890,416 2,900,648
LifePoint Health, Inc., First Lien, 2024 Incremental CME Term
Loan , 8.632% , ( 3-month SOFR + 4% ), 5/19/31 ............ United States 3,265,198 3,274,373
LifePoint Health, Inc., First Lien, CME Term Loan, B1 , 8.406% ,
( 3-month SOFR + 3.75% ), 5/19/31 ..................... United States 7,705,333 7,720,281

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
8.185% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 4,777,161 $ 3,601,311
h
MPH Acquisition Holdings LLC, First Lien, Initial CME Term Loan ,
9.569% , ( 3-month SOFR + 4.25% ), 9/01/28 .............. United States 7,577,445 5,734,118
h
National Mentor Holdings, Inc., First Lien, Initial CME Term Loan ,
8.52% , ( 1-month SOFR + 3.75% ), 3/02/28 ............... United States 10,395,625 10,225,085
h
National Mentor Holdings, Inc., First Lien, Initial CME Term Loan,
C , 8.454% , ( 3-month SOFR + 3.75% ), 3/02/28 ............ United States 334,866 329,373
PAREXEL International, Inc., First Lien, Fifth Amendment CME
Term Loan , 7.685% , ( 1-month SOFR + 3% ), 11/15/28 ....... United States 4,462,832 4,465,554
Pathway Vet Alliance LLC, First Lien, 2021 Replacement CME
Term Loan , 8.55% , ( 1-month SOFR + 3.75% ), 3/31/27 ...... United States 9,171,548 7,972,873
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B4 , 7.935% ,
( 1-month SOFR + 3.25% ), 2/21/31 ..................... United States 7,236,859 7,246,520
e
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
8.883% , ( 3-month SOFR + 3.5% ), 1/31/29 ............... United States 6,762,324 6,657,789
Star Parent, Inc., First Lien, CME Term Loan , 8.354% , ( 3-month
SOFR + 3.75% ), 9/27/30 ............................ United States 5,654,917 5,546,795
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.495% , ( 1-month SOFR + 2.75% ), 12/19/30 .... United States 921,296 924,475
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
9.036% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 5,295,025 5,226,533
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
7.435% , ( 1-month SOFR + 2.75% ), 10/22/29 ............. United States 3,130,520 3,146,501
108,056,445
a a a a a a
g
Health Care Technology 1.4%
athenahealth Group, Inc., First Lien, Initial CME Term Loan ,
7.935% , ( 1-month SOFR + 3.25% ), 2/15/29 .............. United States 13,972,547 13,950,680
Cotiviti, Inc., First Lien, Initial Floating Rate CME Term Loan ,
7.922% , ( 1-month SOFR + 3.25% ), 5/01/31 .............. United States 6,396,429 6,406,439
20,357,119
a a a a a a
g
Hotels, Restaurants & Leisure 5.7%
e
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME Term Loan ,
PIK, 9.865% , ( 3-month SOFR + 5% ), 12/29/25 ............ United States 24,393,194 10,123,175
Bally's Corp., First Lien, CME Term Loan, B , 8.143% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 5,796,335 5,604,332
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 7.435% , ( 1-month SOFR + 2.75% ), 2/06/30 ... United States 4,725,951 4,736,773
Entain plc, First Lien, CME Term Loan, B3 , 8.014% , ( 6-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 3,327,438 3,327,371
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
8.536% , ( 1-month SOFR + 3.75% ), 1/29/29 .............. United States 7,501,390 7,513,130
Flutter Entertainment plc, First Lien, CME Term Loan, B , 6.604% ,
( 3-month SOFR + 2% ), 11/25/30 ...................... Ireland 4,466,702 4,471,169
Flynn Restaurant Group LP, First Lien, CME Term Loan , 9.05% ,
( 1-month SOFR + 4.25% ), 12/01/28 .................... United States 8,090,395 8,131,494
h
Golden State Foods LLC, First Lien, CME Term Loan, B , 8.447% ,
( 12-month SOFR + 4.25% ), 10/03/31 ................... United States 2,824,859 2,830,155
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 7.185% , ( 1-month SOFR + 2.5% ), 8/02/28 .......... United States 2,946,403 2,940,878
IRB Holding Corp., First Lien, CME Term Loan, B , 7.535% ,
( 1-month SOFR + 2.75% ), 12/15/27 .................... United States 1,407,097 1,408,532
Light & Wonder International, Inc., First Lien, CME Term Loan,
B2 , 7.034% , ( 1-month SOFR + 2.25% ), 4/16/29 ........... United States 4,320,880 4,325,590

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure (continued)
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.893% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 6,577,683 $ 6,587,056
Penn National Gaming, Inc., First Lien, CME Term Loan, B ,
7.535% , ( 1-month SOFR + 2.75% ), 5/03/29 .............. United States 3,505,788 3,514,623
Raptor Acquisition Corp., First Lien, CME Term Loan, B , 9.015% ,
( 3-month SOFR + 4% ), 11/01/26 ...................... United States 5,488,172 5,490,230
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 8.318% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 5,038,466 5,023,728
Whatabrands LLC, First Lien, 2024 CME Term Loan, B , 7.435% ,
( 1-month SOFR + 2.75% ), 8/03/28 ..................... United States 5,209,381 5,214,721
81,242,957
a a a a a a
Household Durables 0.4%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 8.571% ,
( 3-month SOFR + 3.5% ), 2/25/29 ...................... Netherlands 5,716,306 5,707,045
Household Products 0.1%
g
Energizer Holdings, Inc., First Lien, 2024 Refinancing CME Term
Loan , 6.759% , ( 1-month SOFR + 2% ), 12/22/27 ........... United States 1,210,687 1,214,216
g
Independent Power and Renewable Electricity Producers 0.7%
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.685% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 3,184,000 3,169,815
Calpine Corp., First Lien, CME Term Loan , 6.685% , ( 1-month
SOFR + 2% ), 1/31/31 ............................... United States 3,283,500 3,277,902
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B ,
8.596% , ( 3-month SOFR + 3.5% ), 5/17/30 ............... United States 2,328,957 2,337,073
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, C ,
8.596% , ( 3-month SOFR + 3.5% ), 5/17/30 ............... United States 497,355 499,088
9,283,878
a a a a a a
g
Insurance 7.1%
Acrisure LLC, First Lien, CME Term Loan, B6 , 8.009% , ( 1-month
SOFR + 3.25% ), 11/06/30 ........................... United States 9,859,212 9,856,156
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan , 7.759% , ( 1-month SOFR + 3% ), 9/19/31 ............ United States 8,590,048 8,560,799
h
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 8.185% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 14,348,494 14,385,370
Asurion LLC, First Lien, New CME Term Loan, B11 , 9.035% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 1,018,966 1,014,507
Asurion LLC, First Lien, New CME Term Loan, B8 , 8.05% ,
( 1-month SOFR + 3.25% ), 12/23/26 .................... United States 3,415,204 3,418,602
Asurion LLC, First Lien, New CME Term Loan, B9 , 8.05% ,
( 1-month SOFR + 3.25% ), 7/30/27 ..................... United States 8,167 8,115
Asurion LLC, Second Lien, New CME Term Loan, B3 , 10.05% ,
( 1-month SOFR + 5.25% ), 1/31/28 ..................... United States 7,696,342 7,439,322
Asurion LLC, Second Lien, New CME Term Loan, B4 , 10.05% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 10,622,294 10,168,988
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.935% , ( 1-month SOFR + 3.25% ), 6/16/31 .............. United States 2,462,287 2,463,235
HUB International Ltd., First Lien, 2024-1 Incremental CME Term
Loan , 7.367% , ( 3-month SOFR + 2.75% ), 6/20/30 ......... United States 10,773,954 10,806,815
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.585% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 12,860,199 12,878,975
Truist Insurance Holdings LLC, First Lien, Initial CME Term Loan ,
7.854% , ( 3-month SOFR + 3.25% ), 5/06/31 .............. United States 13,370,297 13,403,790

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Insurance (continued)
USI, Inc., First Lien, 2024 CME Term Loan , 7.354% , ( 3-month
SOFR + 2.75% ), 9/27/30 ............................ United States 5,970,000 $ 5,975,134
100,379,808
a a a a a a
g
IT Services 1.9%
Amazon Holdco, Inc., First Lien, Initial CME Term Loan , 6.935% ,
( 1-month SOFR + 2.25% ), 9/29/31 ..................... United States 2,592,593 2,595,509
e
Aventiv Technologies LLC, Second Lien, CME Term Loan , PIK,
13.915% , ( 3-month SOFR + 9% ), 11/03/25 ............... United States 8,365 2,551
Barracuda Networks, Inc., First Lien, Initial CME Term Loan ,
9.085% , ( 3-month SOFR + 4.5% ), 8/15/29 ............... United States 4,567,542 4,317,469
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.435% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 6,513,351 6,514,718
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.704% , ( 3-month SOFR + 4% ), 10/01/27 ................ United States 5,368,145 5,172,208
Peraton Corp., First Lien, CME Term Loan, B , 8.535% , ( 1-month
SOFR + 3.75% ), 2/01/28 ............................ United States 4,998,085 4,851,017
Sitel Worldwide Corp., First Lien, Initial Dollar CME Term Loan ,
8.55% , ( 1-month SOFR + 3.75% ), 8/28/28 ............... France 6,267,887 3,968,387
27,421,859
a a a a a a
Leisure Products 0.0%
†
g
Recess Holdings, Inc., First Lien, Initial CME Term Loan , 9.085% ,
( 3-month SOFR + 4.5% ), 2/20/30 ...................... United States 294,958 296,778
g
Machinery 1.7%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 9.172% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 5,969,925 5,861,183
Crosby US Acquisition Corp., First Lien, Amendment No. 4
Replacement CME Term Loan , 8.185% , ( 1-month SOFR +
3.5% ), 8/16/29 .................................... United States 3,902,010 3,924,388
Filtration Group Corp., First Lien, 2021 Incremental CME Term
Loan , 8.3% , ( 1-month SOFR + 3.5% ), 10/23/28 ........... United States 2,984,615 2,993,390
h
Pro Mach Group, Inc., First Lien, Amendment No. 4 CME Term
Loan , 8.185% , ( 1-month SOFR + 3.5% ), 8/31/28 .......... United States 2,578,723 2,591,978
Tiger Acquisition LLC, First Lien, Initial CME Term Loan , 8.694% ,
( 1-month SOFR + 3.25% ), 6/01/28 ..................... United States 3,471,596 3,459,550
TK Elevator Midco GmbH, First Lien, CME Term Loan, C , 8.588% ,
( 6-month SOFR + 3.5% ), 4/30/30 ...................... Germany 5,568,864 5,589,942
24,420,431
a a a a a a
g
Media 3.8%
Cengage Learning, Inc., First Lien, CME Term Loan, B , 9.538% ,
( 6-month SOFR + 4.25% ), 3/24/31 ..................... United States 10,331,711 10,386,365
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 10.097% , ( 3-month SOFR + 5.25% ), 8/02/29 ...... United States 717,308 699,149
Gray Television, Inc., First Lien, CME Term Loan, D , 7.786% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 6,840,523 6,454,786
iHeartCommunications, Inc., First Lien, CME Term Loan , 7.8% ,
( 1-month SOFR + 3% ), 5/01/26 ....................... United States 7,067,897 5,989,089
iHeartCommunications, Inc., First Lien, Second Amendment
Incremental CME Term Loan , 8.05% , ( 1-month SOFR + 3.25% ),
5/01/26 ......................................... United States 700,000 586,691
McGraw-Hill Education, Inc., First Lien, 2024 CME Term Loan ,
8.604% , ( 3-month SOFR + 4% ), 8/01/31 ................ United States 5,718,851 5,751,820
h
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.935% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 11,037,438 10,981,202

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Media (continued)
MH Sub I LLC (Micro Holding Corp.), Second Lien, 2021
Replacement CME Term Loan , 10.935% , ( 1-month SOFR +
6.25% ), 2/23/29 ................................... United States 2,800,000 $ 2,751,882
Nexstar Media, Inc., First Lien, CME Term Loan, B4 , 7.3% ,
( 1-month SOFR + 2.5% ), 9/18/26 ...................... United States 912,327 913,313
Univision Communications, Inc., First Lien, Initial CME Term Loan ,
8.05% , ( 1-month SOFR + 3.25% ), 1/31/29 ............... United States 3,005,217 2,967,652
Virgin Media Bristol LLC, First Lien, Advance CME Term Loan, Q ,
8.15% , ( 1-month SOFR + 3.25% ), 1/31/29 ............... United States 6,355,393 6,204,897
53,686,846
a a a a a a
Oil, Gas & Consumable Fuels 0.2%
g
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
7.844% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 2,802,639 2,808,146
Paper & Forest Products 0.2%
g,h
Glatfelter Corp., First Lien, CME Term Loan, B , 8.447% ,
( 12-month SOFR + 4.25% ), 10/10/31 ................... United States 3,500,000 3,472,665
g
Passenger Airlines 1.5%
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 2,838,055 2,923,353
Air Canada, First Lien, CME Term Loan , 7.253% , ( 3-month SOFR
+ 2.5% ), 3/21/31 .................................. Canada 2,612,166 2,618,436
American Airlines, Inc., First Lien, Initial CME Term Loan , 7.209% ,
( 6-month SOFR + 2.5% ), 6/04/29 ...................... United States 3,766,667 3,757,250
United Airlines, Inc., First Lien, CME Term Loan, B , 7.385% ,
( 3-month SOFR + 2.75% ), 2/22/31 ..................... United States 3,482,500 3,494,619
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 8.354% ,
( 3-month SOFR + 3.75% ), 2/14/31 ..................... Canada 8,869,183 8,879,604
21,673,262
a a a a a a
g
Pharmaceuticals 1.0%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 8.707% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 1,231,527 1,234,095
Grifols Worldwide Operations Ltd., First Lien, CME Term Loan, B ,
6.735% , ( 3-month SOFR + 2% ), 11/15/27 ................ Spain 893,222 869,217
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2 ,
6.935% , ( 1-month SOFR + 2.25% ), 5/05/28 .............. United States 4,287,362 4,292,721
Organon & Co., First Lien, Dollar CME Term Loan , 7.259% ,
( 1-month SOFR + 2.5% ), 5/19/31 ...................... United States 2,842,657 2,846,211
Perrigo Investments LLC, First Lien, Initial CME Term Loan, B ,
7.035% , ( 1-month SOFR + 2.25% ), 4/20/29 .............. United States 3,547,473 3,560,776
Southern Veterinary Partners LLC, First Lien, CME Term Loan ,
7.027% , ( 12-month SOFR + 3.25% ), 10/30/31 ............ United States 2,068,966 2,063,793
14,866,813
a a a a a a
g
Professional Services 1.6%
CHG Healthcare Services, Inc., First Lien, 2024 CME Term Loan ,
8.3% , ( 1-month SOFR + 3.5% ), 9/29/28 ................. United States 919,878 924,096
CHG Healthcare Services, Inc., First Lien, Initial CME Term Loan ,
8.3% , ( 1-month SOFR + 3.5% ), 9/29/28 ................. United States 2,814,231 2,823,335
CoreLogic, Inc., First Lien, Initial CME Term Loan , 8.3% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................. United States 8,157,949 8,131,721
Dun & Bradstreet Corp. (The), First Lien, CME Term Loan, B ,
7.468% , ( 1-month SOFR + 2.75% ), 1/18/29 .............. United States 3,787,666 3,798,158
Grant Thornton Advisors LLC, First Lien, Initial CME Term Loan ,
7.935% , ( 1-month SOFR + 3.25% ), 5/31/31 .............. United States 2,222,222 2,225,611

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Professional Services (continued)
Ingenovis Health, Inc., First Lien, Initial CME Term Loan , 9.05% ,
( 1-month SOFR + 4.25% ), 3/06/28 ..................... United States 1,063,018 $ 805,236
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.435% , ( 1-month SOFR + 3.75% ), 7/18/31 ......... United States 3,706,973 3,732,477
22,440,634
a a a a a a
g
Real Estate Management & Development 0.5%
Cushman & Wakefield US Borrower LLC, First Lien, 2023 CME
Term Loan, B , 7.685% , ( 1-month SOFR + 3% ), 1/31/30 ..... United States 5,061,533 5,077,376
Cushman & Wakefield US Borrower LLC, First Lien, 2024-3 CME
Term Loan , 7.935% , ( 1-month SOFR + 3.25% ), 1/31/30 ..... United States 625,285 627,110
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B2 , 7.495% , ( 1-month SOFR + 2.75% ), 8/21/30 ........... United States 1,303,084 1,307,971
7,012,457
a a a a a a
Semiconductors & Semiconductor Equipment 0.3%
g
MKS Instruments, Inc., First Lien, 2024-1 Dollar CME Term Loan,
B , 6.995% , ( 1-month SOFR + 2.25% ), 8/17/29 ............ United States 4,574,043 4,585,478
g
Software 11.0%
AppLovin Corp., First Lien, Amendment No. 1 Replacement CME
Term Loan, 10-I , 7.185% , ( 1-month SOFR + 2.5% ), 10/25/28 . United States 3,980,000 3,990,786
AppLovin Corp., First Lien, Delayed Draw CME Term Loan, B ,
7.185% , ( 1-month SOFR + 2.5% ), 8/16/30 ............... United States 3,561,914 3,570,035
Boxer Parent Co., Inc., First Lien, 2031 New Dollar CME Term
Loan , 8.335% , ( 3-month SOFR + 3.75% ), 7/30/31 ......... United States 7,100,000 7,089,599
Central Parent LLC, First Lien, CME Term Loan, B , 7.854% ,
( 3-month SOFR + 3.25% ), 7/06/29 ..................... United States 13,675,256 13,592,110
Cloud Software Group, Inc., First Lien, Initial Dolla CME Term
Loan, B , 8.604% , ( 3-month SOFR + 4% ), 3/30/29 .......... United States 11,271,878 11,282,136
Cloud Software Group, Inc., First Lien, Third Amendment CME
Term Loan , 9.104% , ( 3-month SOFR + 4.5% ), 3/21/31 ...... United States 1,363,636 1,365,232
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.535% ,
( 1-month SOFR + 3.75% ), 10/09/28 .................... United States 4,519,077 4,459,764
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.365% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 3,159,391 3,162,771
Cornerstone OnDemand, Inc., First Lien, Initial CME Term Loan ,
8.55% , ( 1-month SOFR + 3.75% ), 10/16/28 .............. United States 2,202,578 2,076,855
ECI Macola/Max Holding LLC, First Lien, CME Term Loan, B ,
7.842% , ( 3-month SOFR + 3.25% ), 5/09/30 .............. United States 6,374,576 6,398,959
h
Epicor Software Corp., First Lien, 2024 Delayed Draw CME Term
Loan , 7.957% , ( 1-month SOFR + 3.25% ), 5/30/31 ......... United States 1,215,952 1,220,955
Epicor Software Corp., First Lien, CME Term Loan, E , 8.095% ,
( 1-month SOFR + 3.25% ), 5/30/31 ..................... United States 10,363,648 10,406,295
Flexera Software LLC, First Lien, CME Term Loan, B2 , 8.259% ,
( 1-month SOFR + 3.5% ), 3/03/28 ...................... United States 1,077,448 1,081,354
Genesys Cloud Services Holdings II LLC, First Lien, 2024
Incremental Dollar CME Term Loan , 8.71% , ( 1-month SOFR +
3.75% ), 12/01/27 .................................. United States 3,280,220 3,291,750
Genesys Cloud Services Holdings II LLC, First Lien, CME Term
Loan, B , 7.685% , ( 1-month SOFR + 3% ), 12/01/27 ......... United States 3,092,026 3,102,894
Genesys Cloud Services Holdings II LLC, First Lien, Dollar CME
Term Loan, B4 , 8.345% , ( 1-month SOFR + 3.5% ), 12/01/27 .. United States 8,874,814 8,906,009
IGT Holding IV AB, First Lien, CME Term Loan, B2 , 3.662% , ( 1-
day SOFR + 3.4% ), 3/31/28 .......................... Sweden 3,441,740 3,456,798
McAfee Corp., First Lien, CME Term Loan, B1 , 8.1% , ( 1-month
SOFR + 3.25% ), 3/01/29 ............................ United States 12,453,953 12,454,825

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Software (continued)
h
PointClickCare Technologies, Inc., First Lien, CME Term Loan, B ,
7.447% , ( 12-month SOFR + 3.25% ), 10/10/31 ............ Canada 2,333,333 $ 2,340,625
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 8.847% ,
( 3-month SOFR + 4% ), 6/02/28 ....................... United States 3,118,725 3,101,276
Project Alpha Intermediate Holding, Inc., First Lien, 2024
Refinancing CME Term Loan , 8.335% , ( 3-month SOFR +
3.75% ), 10/28/30 .................................. United States 5,923,066 5,951,674
Project Boost Purchaser LLC, First Lien, Initial CME Term Loan ,
8.147% , ( 3-month SOFR + 3.5% ), 7/16/31 ............... United States 6,920,251 6,936,963
Project Ruby Ultimate Parent Corp., First Lien, CME Term Loan,
B1 , 8.3% , ( 1-month SOFR + 3.5% ), 3/10/28 .............. United States 1,544,478 1,551,559
Rocket Software, Inc., First Lien, CME Term Loan , 8.935% ,
( 1-month SOFR + 4.75% ), 11/28/28 .................... United States 4,451,776 4,464,797
Sovos Compliance LLC, First Lien, Initial CME Term Loan , 9.3% ,
( 1-month SOFR + 4.5% ), 8/11/28 ...................... United States 7,037,730 7,044,345
Surf Holdings LLC, First Lien, Dollar CME Term Loan , 8.359% ,
( 1-month SOFR + 3.5% ), 3/05/27 ...................... United States 4,948,353 4,948,006
UKG, Inc., First Lien, Initial CME Term Loan , 7.617% , ( 3-month
SOFR + 3% ), 2/10/31 ............................... United States 10,425,136 10,448,749
VS Buyer LLC, First Lien, 2024 Initial CME Term Loan , 8.036% ,
( 1-month SOFR + 3.25% ), 4/14/31 ..................... United States 1,548,630 1,552,502
Zelis Payments Buyer, Inc., First Lien, CME Term Loan, B ,
7.027% , ( 12-month SOFR + 3.25% ), 10/27/31 ............ United States 7,516,779 7,493,289
156,742,912
a a a a a a
g
Specialty Retail 3.0%
GNC Holdings, Inc., Second Lien, CME Term Loan , 10.785% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 16,213,611 11,390,062
Great Outdoors Group LLC, First Lien, CME Term Loan, B1 ,
8.55% , ( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 4,683,837 4,700,231
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 9.115% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 1,216,359 926,799
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 8.115% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 11,720,028 11,169,245
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 5,987,051 5,916,793
Specialty Building Products Holdings LLC, First Lien, Initial CME
Term Loan , 8.535% , ( 1-month SOFR + 3.75% ), 10/16/28 .... United States 2,678,571 2,657,263
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.935% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 5,530,118 5,525,169
42,285,562
a a a a a a
g
Textiles, Apparel & Luxury Goods 0.7%
h
ABG Intermediate Holdings 2 LLC, First Lien, 2024 Refinancing
CME Term Loan , 7.446% , ( 1-month SOFR + 2.75% ), 12/21/28 United States 2,006,562 2,012,963
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 8.071% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 4,908,173 4,834,035
Hanesbrands, Inc., First Lien, Initial CME Term Loan, B , 8.435% ,
( 1-month SOFR + 3.75% ), 3/08/30 ..................... United States 3,243,660 3,272,042
10,119,040
a a a a a a
Trading Companies & Distributors 0.4%
g
Foundation Building Materials, Inc., First Lien, 2024 Incremental
CME Term Loan , 9.252% , ( 1-month SOFR + 4% ), 1/29/31 ... United States 6,075,485 5,995,076

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Transportation Infrastructure 0.5%
g
LaserShip, Inc., First Lien, Initial CME Term Loan , 9.365% ,
( 3-month SOFR + 4.5% ), 5/08/28 ...................... United States 14,739,647 $ 6,374,897
Wireless Telecommunication Services 0.3%
g
Crown Subsea Communications Holding, Inc., First Lien, 2024
CME Term Loan , 9.252% , ( 3-month SOFR + 4% ), 1/30/31 ... United States 3,861,290 3,888,455
Total Senior Floating Rate Interests (Cost $ 1,202,474,433 ) ......................
1,181,442,252
Asset-Backed Securities 0.5%
Financial Services 0.5%
d ,g
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 6.779%, ( 3-month
SOFR + 2.162% ), 7/20/31 . ........................... United States 7,000,000 7,038,859
Total Asset-Backed Securities (Cost $ 7,000,000 ) ..............................
7,038,859
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Millennium Corporate Claim Trust, Escrow Account .......... United States 13,585,837 —
a,c
Millennium Lender Claim Trust, Escrow Account ............ United States 13,585,837 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,353,244,593 ) ...........................
1,310,922,103
a
Short Term Investments 7.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.0%
i,j
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 71,138,403 71,138,403
Total Money Market Funds (Cost $ 71,138,403 ) ................................
71,138,403
Principal
Amount
*
Repurchase Agreements 2.7%
k
Joint Repurchase Agreement , 4.829% , 11/01/24 (Maturity Value
$ 39,015,045 )
BNP Paribas Securities Corp. (Maturity Value $22,452,378)
Deutsche Bank Securities, Inc. (Maturity Value $12,072,425)
HSBC Securities (USA), Inc. (Maturity Value $4,490,242)
Collateralized by U.S. Government Agency Securities, 2.5%
- 5.5%, 5/15/27 - 12/20/52; U.S. Government Agency Strips,
8/15/34 - 8/15/51; U.S. Treasury Bills, 11/05/24 - 6/12/25; and
U.S. Treasury Notes, 3.75%, 12/31/28
(valued at $ 39,823,287 ) ............................ 39,009,812 39,009,812
Total Repurchase Agreements (Cost $ 39,009,812 ) .............................
39,009,812
Total Short Term Investments (Cost $ 110,148,215 ) .............................
110,148,215
a
Total Investments (Cost $ 1,463,392,808 ) 99.8% ................................
$1,421,070,318
Other Assets, less Liabilities 0.2% ...........................................
2,018,478
Net Assets 100.0% .........................................................
$1,423,088,796
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 272 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 11 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $96,090,507, representing 6.8% of net assets.
e
Income may be received in additional securities and/or cash.
f
See Note 1(i) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Long Duration Credit Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
October 31,
2024
Year Ended
October 31,
2023
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $9.27 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.569 0.093
Net realized and unrealized gains (losses) ................................................ 1.150 (0.730)
Total from investment operations ......................................................... 1.719 (0.637)
Less distributions from:
Net investment income ............................................................... (0.569) (0.093)
Net asset value, end of year ............................................................ $10.42 $9.27
Total return
d
........................................................................ 18.70% (6.39)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 0.45% 0.89%
Expenses net of waiver and payments by affiliates ............................................ 0.11% 0.59%
Net investment income ................................................................ 5.44% 5.00%
Supplemental data
Net assets, end of year (000’s) .......................................................... $87,309 $66,208
Portfolio turnover rate ................................................................. 44.62% 6.12%
a
For the period August 22, 2023 (effective date) to October 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Long Duration Credit Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 94.4%
Aerospace & Defense 3.2%
a
BAE Systems plc , Senior Bond , 144A, 5.5%, 3/26/54 ......... United Kingdom 200,000 $ 201,925
Boeing Co. (The) ,
Senior Bond , 3.6%, 5/01/34 .......................... United States 150,000 126,230
Senior Bond , 3.75%, 2/01/50 ......................... United States 415,000 289,114
a
Senior Bond , 144A, 6.858%, 5/01/54 ................... United States 125,000 134,131
a
Senior Bond , 144A, 7.008%, 5/01/64 ................... United States 150,000 161,605
General Dynamics Corp. ,
Senior Bond , 2.85%, 6/01/41 ......................... United States 125,000 91,999
Senior Bond , 3.6%, 11/15/42 ......................... United States 180,000 146,844
Howmet Aerospace, Inc. , Senior Bond , 5.95%, 2/01/37 .......
United States 305,000 322,314
Lockheed Martin Corp. ,
Senior Bond , 4.07%, 12/15/42 ........................ United States 390,000 335,023
Senior Bond , 2.8%, 6/15/50 .......................... United States 50,000 32,870
Northrop Grumman Corp. ,
Senior Bond , 4.03%, 10/15/47 ........................ United States 400,000 325,753
Senior Bond , 4.95%, 3/15/53 ......................... United States 220,000 205,909
RTX Corp. ,
Senior Bond , 4.05%, 5/04/47 ......................... United States 190,000 154,071
Senior Bond , 2.82%, 9/01/51 ......................... United States 190,000 120,451
Senior Bond , 3.03%, 3/15/52 ......................... United States 190,000 125,817
2,774,056
Automobile Components 0.2%
Aptiv plc , Senior Bond , 3.1%, 12/01/51 ...................
United States 345,000 210,928
Banks 6.1%
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 75,000 76,142
Senior Bond , 2.676% to 6/18/40, FRN thereafter , 6/19/41 ... United States 1,615,000 1,155,333
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 365,000 359,695
b
Barclays plc , Senior Bond , FRN , 5.335%, ( SOFR + 1.91% ),
9/10/35 ......................................... United Kingdom 400,000 392,076
Citibank NA , Senior Bond , 5.57%, 4/30/34 .................
United States 250,000 257,541
b
HSBC Holdings plc , Senior Bond , FRN , 6.332%, ( SOFR +
2.65% ), 3/09/44 ................................... United Kingdom 200,000 216,483
JPMorgan Chase & Co. ,
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 170,000 171,527
Senior Bond , 5.294% to 7/21/34, FRN thereafter , 7/22/35 ... United States 200,000 201,194
Senior Bond , 4.946% to 10/21/34, FRN thereafter , 10/22/35 . United States 200,000 196,111
Senior Bond , 3.109% to 4/21/40, FRN thereafter , 4/22/41 ... United States 480,000 369,050
Senior Bond , 2.525% to 11/18/40, FRN thereafter , 11/19/41 .. United States 425,000 297,308
b
Mizuho Financial Group, Inc. , Senior Bond , FRN , 5.594%, ( 1-year
CMT T-Note + 1.3% ), 7/10/35 ......................... Japan 350,000 358,568
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.676%
to 1/21/34, FRN thereafter , 1/22/35 ..................... United States 310,000 318,591
US Bancorp , Senior Bond , 5.678% to 1/22/34, FRN thereafter ,
1/23/35 ......................................... United States 225,000 230,717
Wells Fargo & Co. ,
Senior Bond , 3.068% to 4/29/40, FRN thereafter , 4/30/41 ... United States 120,000 90,240
Senior Bond , 3.9%, 5/01/45 .......................... United States 365,000 296,479
Senior Bond , 4.611% to 4/24/52, FRN thereafter , 4/25/53 ... United States 345,000 303,972
5,291,027

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 2.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.9%, 2/01/46 ...................... Belgium 1,140,000 $ 1,064,999
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4.375%,
4/15/38 ......................................... Belgium 565,000 520,992
Coca-Cola Co. (The) , Senior Bond , 5.4%, 5/13/64 ...........
United States 380,000 383,592
Keurig Dr Pepper, Inc. , Senior Bond , 3.35%, 3/15/51 .........
United States 295,000 208,310
PepsiCo, Inc. , Senior Bond , 4.2%, 7/18/52 ................
United States 160,000 136,295
2,314,188
Biotechnology 3.2%
AbbVie, Inc. ,
Senior Bond , 4.05%, 11/21/39 ........................ United States 130,000 114,312
Senior Bond , 4.45%, 5/14/46 ......................... United States 775,000 685,123
Senior Bond , 5.4%, 3/15/54 .......................... United States 140,000 141,162
Amgen, Inc. ,
Senior Bond , 3.15%, 2/21/40 ......................... United States 335,000 256,123
Senior Bond , 5.6%, 3/02/43 .......................... United States 455,000 455,720
Senior Bond , 5.65%, 3/02/53 ......................... United States 480,000 483,231
a
CSL Finance plc ,
Senior Bond , 144A, 4.75%, 4/27/52 .................... Australia 200,000 180,832
Senior Bond , 144A, 5.417%, 4/03/54 ................... Australia 115,000 114,588
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8%, 9/15/50 .
United States 560,000 348,398
2,779,489
Broadline Retail 1.0%
Amazon.com, Inc. , Senior Bond , 2.875%, 5/12/41 ...........
United States 1,200,000 906,983
Building Products 0.7%
Carrier Global Corp. ,
Senior Bond , 3.377%, 4/05/40 ........................ United States 180,000 142,178
Senior Bond , 3.577%, 4/05/50 ........................ United States 72,000 53,853
Owens Corning ,
Senior Bond , 4.3%, 7/15/47 .......................... United States 85,000 69,297
Senior Bond , 5.95%, 6/15/54 ......................... United States 290,000 298,409
563,737
Capital Markets 3.6%
BlackRock Funding, Inc. , Senior Bond , 5.25%, 3/14/54 .......
United States 235,000 231,621
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.908% to 7/20/41, FRN thereafter , 7/21/42 ... United States 310,000 224,290
Senior Bond , 3.436% to 2/23/42, FRN thereafter , 2/24/43 ... United States 385,000 297,880
Jefferies Financial Group, Inc. , Senior Note , 6.2%, 4/14/34 ....
United States 200,000 208,381
Moody's Corp. , Senior Bond , 2.75%, 8/19/41 ...............
United States 110,000 78,265
b
Morgan Stanley , Senior Bond , FRN , 3.971%, 7/22/38 ........ United States 925,000 805,343
Nasdaq, Inc. ,
Senior Bond , 3.95%, 3/07/52 ......................... United States 200,000 153,663
Senior Bond , 5.95%, 8/15/53 ......................... United States 45,000 46,858
S&P Global, Inc. , Senior Bond , 3.9%, 3/01/62 ..............
United States 165,000 128,586
a ,b
UBS Group AG , Senior Bond , 144A, FRN , 2.746%, ( 1-year CMT
T-Note + 1.1% ), 2/11/33 ............................. Switzerland 1,150,000 974,790
3,149,677

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.5%
Huntsman International LLC , Senior Bond , 5.7%, 10/15/34 ....
United States 200,000 $ 194,317
Westlake Corp. ,
Senior Bond , 2.875%, 8/15/41 ........................ United States 205,000 142,408
Senior Bond , 3.125%, 8/15/51 ........................ United States 110,000 70,748
407,473
Communications Equipment 1.0%
Cisco Systems, Inc. , Senior Bond , 5.3%, 2/26/54 ............
United States 405,000 407,738
Motorola Solutions, Inc. , Senior Bond , 5.5%, 9/01/44 .........
United States 485,000 478,384
886,122
Construction Materials 0.2%
Martin Marietta Materials, Inc. , Senior Bond , 5.5%, 12/01/54 ...
United States 180,000 176,509
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3%, 1/30/32 .......................... Ireland 280,000 246,296
General Motors Financial Co., Inc. , Senior Bond , 5.45%, 9/06/34
United States 220,000 216,632
462,928
Consumer Staples Distribution & Retail 1.0%
Kroger Co. (The) , Senior Bond , 5.5%, 9/15/54 ..............
United States 375,000 364,449
Sysco Corp. , Senior Bond , 3.3%, 2/15/50 .................
United States 225,000 158,817
Walmart, Inc. ,
Senior Bond , 2.65%, 9/22/51 ......................... United States 340,000 219,184
Senior Bond , 4.5%, 4/15/53 .......................... United States 180,000 164,013
906,463
Containers & Packaging 0.3%
a
Smurfit Kappa Treasury ULC , Senior Bond , 144A, 5.777%,
4/03/54 ......................................... Ireland 220,000 222,613
Diversified Consumer Services 1.9%
Leland Stanford Junior University (The) , 3.647%, 5/01/48 .....
United States 895,000 728,160
Massachusetts Institute of Technology , G , 2.294%, 7/01/51 ....
United States 445,000 269,497
President and Fellows of Harvard College , 3.745%, 11/15/52 ...
United States 450,000 364,896
University of Miami , 2022 , Senior Bond , 4.063%, 4/01/52 .....
United States 240,000 197,807
University of Southern California , 3.028%, 10/01/39 ..........
United States 150,000 121,759
1,682,119
Diversified REITs 0.8%
Simon Property Group LP ,
Senior Bond , 4.75%, 3/15/42 ......................... United States 225,000 207,187
Senior Bond , 4.25%, 11/30/46 ........................ United States 310,000 260,567
VICI Properties LP , Senior Bond , 5.75%, 4/01/34 ............
United States 210,000 213,486
681,240
Diversified Telecommunication Services 3.2%
AT&T, Inc. ,
Senior Bond , 3.5%, 6/01/41 .......................... United States 370,000 290,238
Senior Bond , 4.35%, 6/15/45 ......................... United States 320,000 270,021
Senior Bond , 4.75%, 5/15/46 ......................... United States 855,000 760,977
Senior Bond , 3.5%, 9/15/53 .......................... United States 555,000 387,096

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ,
Senior Bond , 2.65%, 11/20/40 ........................ United States 1,190,000 $ 832,146
Senior Bond , 3.85%, 11/01/42 ........................ United States 100,000 81,020
Senior Bond , 4.125%, 8/15/46 ........................ United States 230,000 187,886
2,809,384
Electric Utilities 9.4%
Alabama Power Co. , Senior Bond , 4.15%, 8/15/44 ..........
United States 375,000 316,375
Appalachian Power Co. , Senior Bond , 7%, 4/01/38 ..........
United States 175,000 199,167
Baltimore Gas and Electric Co. , Senior Bond , 4.55%, 6/01/52 ..
United States 225,000 196,095
Commonwealth Edison Co. ,
Senior Bond , 3.125%, 3/15/51 ........................ United States 60,000 40,748
Senior Bond , 3.85%, 3/15/52 ......................... United States 265,000 206,299
DTE Electric Co. , B , Senior Bond , 3.65%, 3/01/52 ...........
United States 395,000 300,168
Duke Energy Carolinas LLC , Senior Bond , 3.95%, 3/15/48 ....
United States 715,000 569,595
Duke Energy Corp. , Senior Bond , 3.5%, 6/15/51 ............
United States 480,000 335,811
Duke Energy Florida LLC , Senior Bond , 3.4%, 10/01/46 ......
United States 380,000 277,748
Duke Energy Progress LLC ,
Senior Bond , 4.15%, 12/01/44 ........................ United States 240,000 201,193
Senior Bond , 3.6%, 9/15/47 .......................... United States 70,000 52,399
Entergy Louisiana LLC , Senior Bond , 3.1%, 6/15/41 .........
United States 250,000 184,390
Florida Power & Light Co. ,
Senior Bond , 4.05%, 6/01/42 ......................... United States 825,000 704,019
Senior Bond , 3.95%, 3/01/48 ......................... United States 70,000 57,098
Georgia Power Co. , Senior Bond , 5.125%, 5/15/52 ..........
United States 365,000 350,844
MidAmerican Energy Co. ,
Senior Bond , 3.95%, 8/01/47 ......................... United States 180,000 145,346
Senior Bond , 3.15%, 4/15/50 ......................... United States 925,000 648,956
Northern States Power Co. , Senior Bond , 2.6%, 6/01/51 ......
United States 515,000 320,983
Pacific Gas and Electric Co. ,
Senior Bond , 4.75%, 2/15/44 ......................... United States 220,000 189,909
Senior Bond , 4%, 12/01/46 .......................... United States 75,000 57,224
PacifiCorp , Senior Bond , 5.8%, 1/15/55 ...................
United States 320,000 320,404
PECO Energy Co. , Senior Bond , 4.8%, 10/15/43 ............
United States 215,000 194,706
PG&E Wildfire Recovery Funding LLC , A-5 , Senior Secured
Bond , 5.099%, 6/01/52 .............................. United States 640,000 623,726
PPL Electric Utilities Corp. , Senior Bond , 3.95%, 6/01/47 ......
United States 345,000 280,388
Public Service Co. of Colorado , Senior Bond , 3.8%, 6/15/47 ...
United States 310,000 238,294
Public Service Electric and Gas Co. ,
Senior Bond , 5.45%, 8/01/53 ......................... United States 185,000 188,254
Senior Secured Bond , 3%, 3/01/51 .................... United States 390,000 264,639
Southern California Edison Co. , Senior Bond , 4%, 4/01/47 .....
United States 335,000 269,910
Virginia Electric and Power Co. , Senior Bond , 4.45%, 2/15/44 ..
United States 565,000 497,944
8,232,632
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. , Senior Bond , 5.375%, 11/15/54 ............
United States 120,000 118,976
Corning, Inc. ,
Senior Bond , 4.75%, 3/15/42 ......................... United States 130,000 118,746
Senior Bond , 3.9%, 11/15/49 ......................... United States 100,000 78,502
Senior Bond , 4.375%, 11/15/57 ....................... United States 100,000 81,028

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
Flex Ltd. , Senior Note , 5.25%, 1/15/32 ...................
United States 140,000 $ 138,802
536,054
Entertainment 1.1%
Netflix, Inc. , Senior Bond , 5.4%, 8/15/54 ..................
United States 310,000 312,024
Walt Disney Co. (The) , Senior Bond , 3.8%, 5/13/60 ..........
United States 215,000 161,750
Warnermedia Holdings, Inc. ,
Senior Bond , 5.05%, 3/15/42 ......................... United States 480,000 383,264
Senior Bond , 5.391%, 3/15/62 ........................ United States 150,000 112,280
969,318
Financial Services 2.2%
Fiserv, Inc. , Senior Bond , 4.4%, 7/01/49 ..................
United States 520,000 440,359
Global Payments, Inc. , Senior Bond , 5.95%, 8/15/52 .........
United States 355,000 356,146
Mastercard, Inc. , Senior Bond , 3.65%, 6/01/49 .............
United States 300,000 234,631
Shell International Finance BV , Senior Bond , 3%, 11/26/51 ....
United States 340,000 225,676
a
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.875%, 3/11/41 ................................... Germany 465,000 346,296
Visa, Inc. , Senior Bond , 4.3%, 12/14/45 ...................
United States 350,000 310,081
1,913,189
Food Products 1.5%
a
Cargill, Inc. , Senior Bond , 144A, 4.375%, 4/22/52 ........... United States 230,000 198,950
Conagra Brands, Inc. , Senior Bond , 5.3%, 11/01/38 ..........
United States 160,000 154,370
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Bond , 4.375%, 2/02/52 ........................ United States 425,000 325,496
Senior Bond , 6.5%, 12/01/52 ......................... United States 70,000 72,030
Kraft Heinz Foods Co. , Senior Bond , 4.375%, 6/01/46 ........
United States 225,000 188,690
a
Mars, Inc. , Senior Bond , 144A, 4.125%, 4/01/54 ............ United States 180,000 145,160
a
Nestle Holdings, Inc. , Senior Bond , 144A, 4.7%, 1/15/53 ...... United States 235,000 217,706
1,302,402
Gas Utilities 0.5%
Southern California Gas Co. , Senior Bond , 6.35%, 11/15/52 ...
United States 370,000 413,185
Ground Transportation 3.3%
a
Ashtead Capital, Inc. , Senior Bond , 144A, 5.55%, 5/30/33 ..... United Kingdom 400,000 398,552
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75%, 5/01/40 ......................... United States 1,205,000 1,268,959
Senior Bond , 4.15%, 4/01/45 ......................... United States 175,000 148,564
CSX Corp. , Senior Bond , 4.5%, 11/15/52 ..................
United States 175,000 153,291
Uber Technologies, Inc. , Senior Bond , 5.35%, 9/15/54 ........
United States 300,000 286,326
Union Pacific Corp. ,
Senior Bond , 3.55%, 8/15/39 ......................... United States 310,000 257,895
Senior Bond , 4.05%, 3/01/46 ......................... United States 480,000 398,998
2,912,585
Health Care Equipment & Supplies 0.8%
Baxter International, Inc. , Senior Bond , 3.132%, 12/01/51 .....
United States 365,000 235,408
Medtronic, Inc. , Senior Bond , 4.625%, 3/15/45 .............
United States 200,000 182,890

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
a
Solventum Corp. , Senior Bond , 144A, 5.6%, 3/23/34 ......... United States 230,000 $ 231,872
650,170
Health Care Providers & Services 6.8%
Ascension Health ,
Senior Bond , 3.945%, 11/15/46 ....................... United States 215,000 178,741
B , Senior Bond , 3.106%, 11/15/39 ..................... United States 360,000 284,656
Cigna Group (The) , Senior Bond , 4.9%, 12/15/48 ...........
United States 225,000 199,675
CommonSpirit Health , Senior Secured Bond , 4.187%, 10/01/49 .
United States 415,000 339,785
CVS Health Corp. ,
Senior Bond , 4.78%, 3/25/38 ......................... United States 570,000 508,940
Senior Bond , 5.125%, 7/20/45 ........................ United States 640,000 560,821
Elevance Health, Inc. , Senior Bond , 4.65%, 1/15/43 .........
United States 720,000 639,851
HCA, Inc. ,
Senior Bond , 5.45%, 9/15/34 ......................... United States 60,000 59,597
Senior Bond , 4.625%, 3/15/52 ........................ United States 705,000 579,850
a
Health Care Service Corp. A Mutual Legal Reserve Co. , Senior
Bond , 144A, 5.875%, 6/15/54 ......................... United States 355,000 356,048
Icon Investments Six DAC , Senior Secured Bond , 6%, 5/08/34 .
United States 250,000 256,208
Kaiser Foundation Hospitals , 2021 , 3.002%, 6/01/51 .........
United States 435,000 296,855
Mayo Clinic , 2021 , 3.196%, 11/15/61 .....................
United States 200,000 136,016
Sutter Health , 5.547%, 8/15/53 .........................
United States 125,000 130,208
UnitedHealth Group, Inc. ,
Senior Bond , 3.5%, 8/15/39 .......................... United States 110,000 90,171
Senior Bond , 3.95%, 10/15/42 ........................ United States 200,000 166,936
Senior Bond , 6.05%, 2/15/63 ......................... United States 420,000 446,423
Senior Bond , 5.75%, 7/15/64 ......................... United States 380,000 387,590
UPMC , Secured Bond , 5.377%, 5/15/43 ..................
United States 320,000 319,131
5,937,502
Health Care REITs 0.6%
Alexandria Real Estate Equities, Inc. , Senior Bond , 3.55%,
3/15/52 ......................................... United States 755,000 532,379
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp. ,
Senior Bond , 4.875%, 12/09/45 ....................... United States 190,000 175,237
Senior Bond , 4.45%, 3/01/47 ......................... United States 325,000 280,638
455,875
Household Durables 0.2%
DR Horton, Inc. , Senior Bond , 5%, 10/15/34 ...............
United States 130,000 127,352
Independent Power and Renewable Electricity Producers 0.4%
Constellation Energy Generation LLC , Senior Bond , 6.5%,
10/01/53 ........................................ United States 335,000 368,960
Industrial Conglomerates 0.5%
Honeywell International, Inc. , Senior Bond , 5.25%, 3/01/54 ....
United States 470,000 469,711
Insurance 4.0%
American International Group, Inc. ,
Senior Bond , 4.5%, 7/16/44 .......................... United States 210,000 183,166
Senior Bond , 4.8%, 7/10/45 .......................... United States 230,000 208,198

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Arch Capital Group Ltd. , Senior Bond , 3.635%, 6/30/50 .......
United States 215,000 $ 159,020
Arch Capital Group US, Inc. , Senior Bond , 5.144%, 11/01/43 ...
United States 245,000 229,410
Arthur J Gallagher & Co. ,
Senior Bond , 3.5%, 5/20/51 .......................... United States 100,000 70,386
Senior Bond , 3.05%, 3/09/52 ......................... United States 440,000 280,378
Berkshire Hathaway Finance Corp. ,
Senior Bond , 2.85%, 10/15/50 ........................ United States 80,000 52,405
Senior Bond , 3.85%, 3/15/52 ......................... United States 515,000 407,133
Brown & Brown, Inc. , Senior Bond , 4.95%, 3/17/52 ..........
United States 175,000 153,409
Chubb INA Holdings LLC , Senior Bond , 3.05%, 12/15/61 ......
United States 185,000 118,118
a
Great-West Lifeco Finance Delaware LP , Senior Bond , 144A,
4.15%, 6/03/47 ................................... Canada 160,000 129,585
Marsh & McLennan Cos., Inc. ,
Senior Bond , 4.9%, 3/15/49 .......................... United States 85,000 78,647
Senior Bond , 5.45%, 3/15/53 ......................... United States 60,000 59,700
c
Senior Bond , 5.4%, 3/15/55 .......................... United States 350,000 348,556
a
Northwestern Mutual Life Insurance Co. (The) , Sub. Bond , 144A,
3.45%, 3/30/51 ................................... United States 475,000 342,191
Progressive Corp. (The) , Senior Bond , 4.125%, 4/15/47 ......
United States 430,000 359,599
Travelers Cos., Inc. (The) , Senior Bond , 4%, 5/30/47 .........
United States 410,000 337,062
3,516,963
Interactive Media & Services 0.7%
Meta Platforms, Inc. ,
Senior Bond , 5.75%, 5/15/63 ......................... United States 410,000 428,292
Senior Bond , 5.55%, 8/15/64 ......................... United States 150,000 152,165
580,457
IT Services 0.1%
IBM International Capital Pte. Ltd. , Senior Bond , 5.3%, 2/05/54 .
United States 100,000 95,819
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404%, 8/10/43 ...
United States 335,000 339,981
Machinery 0.1%
Ingersoll Rand, Inc. , Senior Bond , 5.7%, 6/15/54 ............
United States 95,000 97,673
Media 4.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.375%, 4/01/38 ................. United States 870,000 775,429
Senior Secured Bond , 3.5%, 6/01/41 ................... United States 300,000 205,471
Senior Secured Bond , 3.5%, 3/01/42 ................... United States 630,000 426,041
Senior Secured Bond , 5.375%, 5/01/47 ................. United States 50,000 40,907
Comcast Corp. ,
Senior Bond , 3.4%, 7/15/46 .......................... United States 355,000 260,640
Senior Bond , 3.969%, 11/01/47 ....................... United States 515,000 409,371
Senior Bond , 2.887%, 11/01/51 ....................... United States 895,000 568,583
Fox Corp. , Senior Bond , 5.476%, 1/25/39 .................
United States 685,000 662,390
Paramount Global ,
Senior Bond , 4.2%, 5/19/32 .......................... United States 140,000 122,040
Senior Bond , 6.875%, 4/30/36 ........................ United States 130,000 129,749

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global, (continued)
Senior Bond , 4.375%, 3/15/43 ........................ United States 120,000 $ 86,527
3,687,148
Metals & Mining 1.0%
a
Anglo American Capital plc , Senior Bond , 144A, 4.75%, 3/16/52 South Africa 200,000 173,092
Freeport-McMoRan, Inc. , Senior Bond , 5.45%, 3/15/43 .......
United States 165,000 158,501
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Bond , 4.2%,
5/13/50 ......................................... United States 280,000 236,998
Vale Overseas Ltd. , Senior Bond , 6.125%, 6/12/33 ..........
Brazil 320,000 328,340
896,931
Multi-Utilities 1.4%
Consolidated Edison Co. of New York, Inc. , Senior Bond , 4.45%,
3/15/44 ......................................... United States 510,000 447,448
Consumers Energy Co. ,
Senior Bond , 4.05%, 5/15/48 ......................... United States 150,000 124,623
Senior Bond , 4.35%, 4/15/49 ......................... United States 330,000 284,892
Dominion Energy, Inc. , B , Senior Bond , 4.85%, 8/15/52 .......
United States 425,000 376,559
1,233,522
Oil, Gas & Consumable Fuels 7.7%
a
Aker BP ASA , Senior Bond , 144A, 5.8%, 10/01/54 ........... Norway 250,000 234,354
BP Capital Markets America, Inc. , Senior Bond , 3.06%, 6/17/41 .
United States 400,000 296,295
Canadian Natural Resources Ltd. , Senior Bond , 5.85%, 2/01/35
Canada 340,000 344,844
Cheniere Energy Partners LP , Senior Bond , 3.25%, 1/31/32 ....
United States 190,000 165,467
Cheniere Energy, Inc. , Senior Note , 5.65%, 4/15/34 ..........
United States 180,000 181,285
ConocoPhillips Co. , Senior Bond , 3.8%, 3/15/52 ............
United States 350,000 266,282
Diamondback Energy, Inc. , Senior Bond , 4.4%, 3/24/51 .......
United States 330,000 264,428
Eastern Energy Gas Holdings LLC , Senior Bond , 5.65%, 10/15/54
United States 200,000 195,631
Energy Transfer LP ,
Senior Bond , 5.15%, 3/15/45 ......................... United States 660,000 589,485
Senior Bond , 6.125%, 12/15/45 ....................... United States 100,000 100,141
Senior Bond , 6%, 6/15/48 ........................... United States 460,000 454,153
Enterprise Products Operating LLC , Senior Bond , 4.9%, 5/15/46
United States 195,000 178,583
Exxon Mobil Corp. , Senior Bond , 3.452%, 4/15/51 ...........
United States 555,000 407,391
Hess Corp. ,
Senior Bond , 5.6%, 2/15/41 .......................... United States 140,000 140,627
Senior Bond , 5.8%, 4/01/47 .......................... United States 20,000 20,307
a
Hess Midstream Operations LP , Senior Note , 144A, 4.25%,
2/15/30 ......................................... United States 390,000 364,466
Marathon Oil Corp. , Senior Bond , 5.2%, 6/01/45 ............
United States 200,000 189,175
Occidental Petroleum Corp. , Senior Bond , 5.55%, 10/01/34 ....
United States 125,000 123,139
ONEOK, Inc. ,
Senior Bond , 5.05%, 11/01/34 ........................ United States 300,000 291,197
Senior Bond , 5.7%, 11/01/54 ......................... United States 200,000 193,002
a
South Bow USA Infrastructure Holdings LLC , Senior Bond , 144A,
5.584%, 10/01/34 .................................. Canada 170,000 168,052
Targa Resources Corp. , Senior Bond , 4.95%, 4/15/52 ........
United States 200,000 174,180
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4%, 1/15/32 ................ United States 540,000 495,195

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital SA ,
Senior Bond , 5.638%, 4/05/64 ........................ France 265,000 $ 264,307
Senior Bond , 5.425%, 9/10/64 ........................ France 35,000 33,719
a
Var Energi ASA , Senior Bond , 144A, 8%, 11/15/32 .......... Norway 200,000 227,655
Williams Cos., Inc. (The) , Senior Bond , 5.1%, 9/15/45 ........
United States 430,000 393,995
6,757,355
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Bond , 4%, 3/24/52 ..........
United States 250,000 200,251
Kenvue, Inc. , Senior Bond , 5.05%, 3/22/53 ................
United States 305,000 296,733
496,984
Pharmaceuticals 4.2%
a
Bayer US Finance II LLC , Senior Bond , 144A, 4.875%, 6/25/48 . Germany 365,000 300,300
Bristol-Myers Squibb Co. ,
Senior Bond , 5.5%, 2/22/44 .......................... United States 100,000 101,824
Senior Bond , 4.35%, 11/15/47 ........................ United States 130,000 110,598
Senior Bond , 2.55%, 11/13/50 ........................ United States 185,000 111,591
Senior Bond , 3.7%, 3/15/52 .......................... United States 145,000 109,556
Senior Bond , 5.55%, 2/22/54 ......................... United States 380,000 384,657
Eli Lilly & Co. ,
Senior Bond , 5%, 2/09/54 ........................... United States 130,000 125,390
Senior Bond , 4.95%, 2/27/63 ......................... United States 380,000 359,396
Senior Bond , 5.2%, 8/14/64 .......................... United States 110,000 107,647
Merck & Co., Inc. , Senior Bond , 2.75%, 12/10/51 ............
United States 310,000 196,874
Novartis Capital Corp. , Senior Bond , 2.75%, 8/14/50 .........
Switzerland 240,000 160,081
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 5.3%,
5/19/53 ......................................... United States 725,000 709,962
a
Roche Holdings, Inc. , Senior Bond , 144A, 2.607%, 12/13/51 ... United States 695,000 433,773
Royalty Pharma plc , Senior Bond , 3.35%, 9/02/51 ...........
United States 640,000 420,897
3,632,546
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. , Senior Bond , 2.95%, 10/01/51 .........
United States 390,000 260,003
Intel Corp. ,
Senior Bond , 4.1%, 5/19/46 .......................... United States 100,000 75,096
Senior Bond , 4.1%, 5/11/47 .......................... United States 120,000 89,323
Senior Bond , 3.734%, 12/08/47 ....................... United States 120,000 83,505
507,927
Software 3.5%
Intuit, Inc. , Senior Bond , 5.5%, 9/15/53 ...................
United States 230,000 234,942
Microsoft Corp. ,
Senior Bond , 2.525%, 6/01/50 ........................ United States 75,000 48,054
Senior Bond , 2.921%, 3/17/52 ........................ United States 1,005,000 694,399
Oracle Corp. ,
Senior Bond , 3.8%, 11/15/37 ......................... United States 600,000 509,559
Senior Bond , 3.6%, 4/01/40 .......................... United States 945,000 753,084
Senior Bond , 4%, 7/15/46 ........................... United States 450,000 354,511
Senior Bond , 5.5%, 9/27/64 .......................... United States 75,000 70,410
Salesforce, Inc. , Senior Bond , 2.9%, 7/15/51 ...............
United States 625,000 415,903
3,080,862

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.1%
Crown Castle, Inc. , Senior Bond , 2.9%, 4/01/41 .............
United States 160,000 $ 114,321
Specialty Retail 1.5%
Dick's Sporting Goods, Inc. , Senior Bond , 4.1%, 1/15/52 ......
United States 320,000 235,136
Home Depot, Inc. (The) ,
Senior Bond , 4.4%, 3/15/45 .......................... United States 80,000 70,601
Senior Bond , 4.25%, 4/01/46 ......................... United States 160,000 137,754
Senior Bond , 3.9%, 6/15/47 .......................... United States 70,000 56,728
Senior Bond , 3.125%, 12/15/49 ....................... United States 180,000 125,522
Senior Bond , 3.35%, 4/15/50 ......................... United States 30,000 21,790
Senior Bond , 3.625%, 4/15/52 ........................ United States 400,000 303,647
Senior Bond , 5.3%, 6/25/54 .......................... United States 90,000 89,493
Lowe's Cos., Inc. ,
Senior Bond , 3.7%, 4/15/46 .......................... United States 125,000 94,760
Senior Bond , 4.05%, 5/03/47 ......................... United States 165,000 131,689
Senior Bond , 3%, 10/15/50 .......................... United States 80,000 51,691
1,318,811
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc. , Senior Bond , 3.85%, 5/04/43 ..................
United States 1,745,000 1,489,436
Dell International LLC / EMC Corp. , Senior Bond , 3.375%,
12/15/41 ........................................ United States 430,000 323,210
Hewlett Packard Enterprise Co. , Senior Bond , 5%, 10/15/34 ...
United States 275,000 266,964
2,079,610
Tobacco 1.2%
Altria Group, Inc. , Senior Bond , 3.4%, 2/04/41 ..............
United States 140,000 104,335
BAT Capital Corp. ,
Senior Bond , 4.39%, 8/15/37 ......................... United Kingdom 430,000 375,010
Senior Bond , 7.079%, 8/02/43 ........................ United Kingdom 155,000 169,510
Philip Morris International, Inc. , Senior Bond , 3.875%, 8/21/42 ..
United States 450,000 365,360
1,014,215
Water Utilities 0.4%
American Water Capital Corp. , Senior Bond , 3.45%, 5/01/50 ...
United States 455,000 331,495
Wireless Telecommunication Services 1.8%
T-Mobile USA, Inc. ,
Senior Bond , 3%, 2/15/41 ........................... United States 420,000 308,738
Senior Bond , 3.4%, 10/15/52 ......................... United States 780,000 542,539
Vodafone Group plc ,
Senior Bond , 6.15%, 2/27/37 ......................... United Kingdom 257,000 274,052
Senior Bond , 5.75%, 6/28/54 ......................... United Kingdom 250,000 248,006
Senior Bond , 5.875%, 6/28/64 ........................ United Kingdom 235,000 231,221
1,604,556
Total Corporate Bonds (Cost $ 79,192,946 ) ....................................
82,433,426
Foreign Government and Agency Securities 3.6%
a
Bermuda Government Bond , Senior Bond , 144A, 3.375%,
8/20/50 ......................................... United States 200,000 137,000
Chile Government Bond , Senior Bond , 3.86%, 6/21/47 .......
Chile 400,000 312,520
Mexico Government Bond ,
Senior Bond , 4.75%, 3/08/44 ......................... Mexico 550,000 438,249

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 272 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Mexico Government Bond, (continued)
Senior Bond , 6.338%, 5/04/53 ........................ Mexico 945,000 $ 880,447
Peru Government Bond , Senior Bond , 5.875%, 8/08/54 .......
Peru 230,000 227,940
Philippines Government Bond , Senior Bond , 4.2%, 3/29/47 ....
Philippines 410,000 346,790
a
Saudi Arabia Government Bond , Senior Bond , 144A, 5%, 1/18/53 Saudi Arabia 565,000 497,141
Uruguay Government Bond , Senior Bond , 5.1%, 6/18/50 ......
Uruguay 300,000 285,610
Total Foreign Government and Agency Securities (Cost $ 3,111,978 ) .............
3,125,697
U.S. Government and Agency Securities 0.3%
U.S. Treasury Bonds , Zero Cpn., 11/15/44 .................
United States 770,000 306,811
Total U.S. Government and Agency Securities (Cost $ 295,839 ) ..................
306,811
Municipal Bonds 0.3%
Texas 0.3%
Dallas Fort Worth International Airport , Revenue , 2022 A , 4.507% ,
11/01/51 ........................................ United States 245,000 220,825
Total Municipal Bonds (Cost $ 209,012 ) .......................................
220,825
Total Long Term Investments (Cost $ 82,809,775 ) ..............................
86,086,759
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 550,322 550,322
Total Money Market Funds (Cost $ 550,322 ) ...................................
550,322
Total Short Term Investments (Cost $ 550,322 ) ................................
550,322
a
Total Investments (Cost $ 83,360,097 ) 99.2% ..................................
$86,637,081
Other Assets, less Liabilities 0.8% ...........................................
672,314
Net Assets 100.0% .........................................................
$87,309,395
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $6,892,677, representing 7.9% of net assets.
b
The coupon rate shown represents the rate at period end.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.76 $8.70 $9.55 $9.54 $9.65
Income from investment operations
a
:
Net investment income
b
......................... 0.383 0.317 0.162 0.105 0.244
Net realized and unrealized gains (losses) ........... 0.198 0.069 (0.735) 0.170 (0.079)
Total from investment operations .................... 0.581 0.386 (0.573) 0.275 0.165
Less distributions from:
Net investment income .......................... (0.391) (0.326) (0.277) (0.265) (0.275)
Net asset value, end of year ....................... $8.95 $8.76 $8.70 $9.55 $9.54
Total return
c
................................... 6.76% 4.48% (6.09)% 2.90% 1.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.96% 0.93% 0.94% 0.94%
Expenses net of waiver and payments by affiliates ....... 0.66% 0.66%
d
0.67%
d
0.67%
d
0.67%
d
Net investment income ........................... 4.30% 3.61% 1.77% 1.09% 2.58%
Supplemental data
Net assets, end of year (000’s) ..................... $1,350,093 $1,471,021 $1,726,461 $1,915,410 $1,778,666
Portfolio turnover rate ............................ 65.68%
e
55.59% 66.75% 85.02%
e
93.23%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 65.68%
e
55.59% 55.24% 56.22%
e
67.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.71 $8.66 $9.51 $9.50 $9.61
Income from investment operations
a
:
Net investment income
b
......................... 0.347 0.280 0.120 0.068 0.205
Net realized and unrealized gains (losses) ........... 0.209 0.061 (0.730) 0.169 (0.074)
Total from investment operations .................... 0.556 0.341 (0.610) 0.237 0.131
Less distributions from:
Net investment income .......................... (0.356) (0.291) (0.240) (0.227) (0.242)
Net asset value, end of year ....................... $8.91 $8.71 $8.66 $9.51 $9.50
Total return
c
................................... 6.50% 3.98% (6.49)% 2.50% 1.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.36% 1.33% 1.35% 1.34%
Expenses net of waiver and payments by affiliates ....... 1.06% 1.06%
d
1.07%
d
1.08%
d
1.07%
d
Net investment income ........................... 3.92% 3.20% 1.31% 0.71% 2.18%
Supplemental data
Net assets, end of year (000’s) ..................... $32,799 $44,178 $62,457 $99,990 $117,893
Portfolio turnover rate ............................ 65.68%
e
55.59% 66.75% 85.02%
e
93.23%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 65.68%
e
55.59% 55.24% 56.22%
e
67.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.75 $8.70 $9.55 $9.54 $9.65
Income from investment operations
a
:
Net investment income
b
......................... 0.361 0.306 0.138 0.077 0.219
Net realized and unrealized gains (losses) ........... 0.198 0.048 (0.734) 0.174 (0.073)
Total from investment operations .................... 0.559 0.354 (0.596) 0.251 0.146
Less distributions from:
Net investment income .......................... (0.369) (0.304) (0.254) (0.241) (0.256)
Net asset value, end of year ....................... $8.94 $8.75 $8.70 $9.55 $9.54
Total return .................................... 6.50% 4.12% (6.33)% 2.64% 1.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.22% 1.22% 1.18% 1.17% 1.17%
Expenses net of waiver and payments by affiliates ....... 0.91% 0.91%
c
0.92%
c
0.92%
c
0.90%
c
Net investment income ........................... 4.05% 3.50% 1.51% 0.81% 2.33%
Supplemental data
Net assets, end of year (000’s) ..................... $395 $303 $175 $198 $95
Portfolio turnover rate ............................ 65.68%
d
55.59% 66.75% 85.02%
d
93.23%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 65.68%
d
55.59% 55.24% 56.22%
d
67.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
e
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.81 $8.76 $9.61 $9.61 $9.71
Income from investment operations
a
:
Net investment income
b
......................... 0.415 0.349 0.198 0.141 0.277
Net realized and unrealized gains (losses) ........... 0.208 0.059 (0.738) 0.159 (0.071)
Total from investment operations .................... 0.623 0.408 (0.540) 0.300 0.206
Less distributions from:
Net investment income .......................... (0.423) (0.358) (0.310) (0.300) (0.306)
Net asset value, end of year ....................... $9.01 $8.81 $8.76 $9.61 $9.61
Total return .................................... 7.21% 4.71% (5.71)% 3.15% 2.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.62% 0.58% 0.58% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.30% 0.30%
c
0.30%
c
0.30%
c
0.30%
c
Net investment income ........................... 4.63% 3.93% 2.15% 1.46% 2.92%
Supplemental data
Net assets, end of year (000’s) ..................... $422,052 $483,828 $601,379 $543,485 $553,603
Portfolio turnover rate ............................ 65.68%
d
55.59% 66.75% 85.02%
d
93.23%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 65.68%
d
55.59% 55.24% 56.22%
d
67.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
e
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.81 $8.75 $9.60 $9.60 $9.70
Income from investment operations
a
:
Net investment income
b
......................... 0.405 0.340 0.182 0.128 0.269
Net realized and unrealized gains (losses) ........... 0.198 0.068 (0.732) 0.161 (0.073)
Total from investment operations .................... 0.603 0.408 (0.550) 0.289 0.196
Less distributions from:
Net investment income .......................... (0.413) (0.348) (0.300) (0.289) (0.297)
Net asset value, end of year ....................... $9.00 $8.81 $8.75 $9.60 $9.60
Total return .................................... 6.99% 4.72% (5.83)% 3.03% 2.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.71% 0.67% 0.69% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.41% 0.41%
c
0.41%
c
0.42%
c
0.42%
c
Net investment income ........................... 4.53% 3.84% 1.98% 1.33% 2.83%
Supplemental data
Net assets, end of year (000’s) ..................... $166,777 $174,506 $198,526 $251,429 $229,233
Portfolio turnover rate ............................ 65.68%
d
55.59% 66.75% 85.02%
d
93.23%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 65.68%
d
55.59% 55.24% 56.22%
d
67.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
e
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 1,226,701 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 24,921 748
Machinery 0.0%
†
UTEX Industries, Inc. ................................ United States 9,228 364,506
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 23 —
Total Common Stocks (Cost $ 788,801 ) .......................................
365,254
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 59,023 8,853
b
Total Preferred Stocks (Cost $ 885 ) ..........................................
8,853
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc. , 2/20/49 .......................... United States 791 3
Total Warrants (Cost $ 699 ) .................................................
3
Principal
Amount
*
Corporate Bonds 43.9%
Aerospace & Defense 0.9%
d
BAE Systems plc , Senior Note , 144A, 5%, 3/26/27 .......... United Kingdom 3,300,000 3,322,180
Boeing Co. (The) , Senior Note , 2.196%, 2/04/26 ............
United States 10,400,000 10,018,897
General Dynamics Corp. , Senior Note , 3.25%, 4/01/25 .......
United States 4,000,000 3,975,901
L3Harris Technologies, Inc. , Senior Note , 5.05%, 6/01/29 .....
United States 850,000 857,178
18,174,156
Automobile Components 0.1%
d
Allison Transmission, Inc. , Senior Bond , 144A, 4.75%, 10/01/27 United States 2,200,000 2,147,257
Automobiles 0.9%
d
Hyundai Capital America , Senior Note , 144A, 5.25%, 1/08/27 .. United States 4,000,000 4,030,654
d
Mercedes-Benz Finance North America LLC , Senior Note , 144A,
4.95%, 3/30/25 ................................... Germany 7,100,000 7,104,242
d
Volkswagen Group of America Finance LLC , Senior Note , 144A,
5.4%, 3/20/26 .................................... Germany 6,700,000 6,726,781
17,861,677
Banks 10.2%
d
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 1,800,000 1,846,924
Bank of America Corp. ,
Senior Note , 2.015% to 2/12/25, FRN thereafter , 2/13/26 .... United States 3,500,000 3,468,284
Senior Note , 3.384% to 4/01/25, FRN thereafter , 4/02/26 .... United States 8,300,000 8,242,505
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 .... United States 8,000,000 7,922,062

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of Montreal , Senior Note , 4.567% to 9/09/26, FRN
thereafter , 9/10/27 ................................. Canada 7,200,000 $ 7,189,610
Bank of Nova Scotia (The) , Senior Note , 2.951%, 3/11/27 .....
Canada 7,000,000 6,742,515
d
BNP Paribas SA , Senior Non-Preferred Note , 144A, 2.819% to
11/18/24, FRN thereafter , 11/19/25 ..................... France 5,700,000 5,693,323
d
BPCE SA , Senior Non-Preferred Note , 144A, 2.375%, 1/14/25 . France 7,000,000 6,963,587
Citigroup, Inc. ,
Senior Note , 3.29% to 3/16/25, FRN thereafter , 3/17/26 ..... United States 8,200,000 8,143,478
Senior Note , 3.106% to 4/07/25, FRN thereafter , 4/08/26 .... United States 6,500,000 6,443,970
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 4,100,000 4,128,481
Sub. Bond , 4.6%, 3/09/26 ........................... United States 2,600,000 2,593,074
d
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 5,300,000 5,411,025
HSBC Holdings plc ,
Senior Note , 4.18% to 12/08/24, FRN thereafter , 12/09/25 ... United Kingdom 6,000,000 5,991,560
Senior Note , 2.013% to 9/21/27, FRN thereafter , 9/22/28 .... United Kingdom 7,600,000 7,007,840
Huntington National Bank (The) , Senior Note , 5.699% to 11/17/24,
FRN thereafter , 11/18/25 ............................ United States 5,700,000 5,699,940
d
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 4%, 9/23/29 Italy 5,700,000 5,378,679
JPMorgan Chase & Co. ,
Senior Note , 2.083% to 4/21/25, FRN thereafter , 4/22/26 .... United States 18,200,000 17,948,571
Senior Note , 5.012% to 1/22/29, FRN thereafter , 1/23/30 .... United States 3,600,000 3,615,009
KeyBank NA , Senior Note , 4.15%, 8/08/25 ................
United States 5,400,000 5,362,375
Manufacturers & Traders Trust Co. , Senior Note , 5.4%, 11/21/25
United States 7,900,000 7,946,773
e
Mitsubishi UFJ Financial Group, Inc. , Senior Note , FRN , 5.719%,
( 1-year CMT T-Note + 1.08% ), 2/20/26 .................. Japan 1,000,000 1,001,799
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 4,500,000 4,628,472
d
Nordea Bank Abp , Senior Preferred Note , 144A, 4.75%, 9/22/25 Finland 3,800,000 3,806,743
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 2,000,000 2,024,402
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 5,900,000 5,586,666
d
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375%, 10/21/26 .. South Korea 6,500,000 6,100,435
d
Societe Generale SA ,
Senior Non-Preferred Note , 144A, 2.226% to 1/20/25, FRN
thereafter , 1/21/26 ................................. France 6,600,000 6,551,792
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 3,900,000 3,691,965
Truist Financial Corp. ,
Senior Note , 5.9% to 10/27/25, FRN thereafter , 10/28/26 .... United States 6,800,000 6,863,272
Senior Note , 5.435% to 1/23/29, FRN thereafter , 1/24/30 .... United States 3,400,000 3,441,863
Wells Fargo & Co. ,
Senior Note , 2.188% to 4/29/25, FRN thereafter , 4/30/26 .... United States 13,400,000 13,208,393
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 4,000,000 4,192,738
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 2,550,000 2,575,887
Sub. Bond , 4.1%, 6/03/26 ........................... United States 3,000,000 2,968,256
200,382,268
Beverages 0.2%
d
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5%,
1/15/27 ......................................... United Kingdom 4,400,000 4,105,544

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.6%
AbbVie, Inc. ,
Senior Bond , 3.6%, 5/14/25 .......................... United States 810,000 $ 804,999
Senior Note , 3.8%, 3/15/25 .......................... United States 600,000 597,755
Senior Note , 2.95%, 11/21/26 ........................ United States 500,000 485,053
Amgen, Inc. , Senior Note , 5.15%, 3/02/28 .................
United States 10,200,000 10,341,783
12,229,590
Broadline Retail 0.0%
a ,d ,f ,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3%, 12/31/22 ..................................... South Africa 1,068,278 —
a ,d ,f ,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25%, 12/31/22 .................................... South Africa 470,581 —
—
Building Products 0.4%
Carrier Global Corp. , Senior Note , 2.493%, 2/15/27 ..........
United States 5,000,000 4,781,703
Owens Corning , Senior Note , 5.5%, 6/15/27 ...............
United States 3,500,000 3,570,453
8,352,156
Capital Markets 3.7%
Bank of New York Mellon (The) , Senior Note , 5.224% to 11/20/24,
FRN thereafter , 11/21/25 ............................ United States 7,900,000 7,898,561
Deutsche Bank AG , Senior Preferred Note , 4.162%, 5/13/25 ...
Germany 6,600,000 6,576,340
Goldman Sachs Bank USA , Senior Note , 5.283% to 3/17/26, FRN
thereafter , 3/18/27 ................................. United States 6,800,000 6,845,270
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 3.75%, 2/25/26 ......................... United States 6,500,000 6,423,390
Senior Note , 5.7%, 11/01/24 ......................... United States 5,400,000 5,400,000
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 2,700,000 2,686,034
Senior Note , 2.64% to 2/23/27, FRN thereafter , 2/24/28 ..... United States 5,500,000 5,241,284
Morgan Stanley ,
Senior Note , 2.188% to 4/27/25, FRN thereafter , 4/28/26 .... United States 3,800,000 3,747,132
Senior Note , 5.173% to 1/15/29, FRN thereafter , 1/16/30 .... United States 5,500,000 5,548,789
Sub. Bond , 4.35%, 9/08/26 .......................... United States 7,800,000 7,749,372
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25%, 4/01/29 ................................... United States 1,800,000 1,825,322
UBS Group AG ,
Senior Note , 4.55%, 4/17/26 ......................... Switzerland 5,100,000 5,080,299
d
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 Switzerland 500,000 503,941
d
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 Switzerland 6,500,000 6,550,352
72,076,086
Chemicals 0.2%
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 3,200,000 3,415,824
Commercial Services & Supplies 0.3%
Republic Services, Inc. , Senior Note , 4.875%, 4/01/29 ........
United States 4,000,000 4,025,391
d
Stericycle, Inc. , Senior Note , 144A, 3.875%, 1/15/29 ......... United States 1,000,000 984,437
5,009,828
Communications Equipment 0.0%
†
d
CommScope Technologies LLC , Senior Note , 144A, 6%, 6/15/25 United States 900,000 883,125

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 6.1%, 1/15/27 .......................... Ireland 2,200,000 $ 2,257,410
Senior Note , 3%, 10/29/28 .......................... Ireland 3,000,000 2,786,164
American Express Co. , Senior Note , 5.645% to 4/22/26, FRN
thereafter , 4/23/27 ................................. United States 6,700,000 6,785,478
Capital One Financial Corp. , Senior Bond , 3.8%, 1/31/28 ......
United States 7,000,000 6,771,201
Caterpillar Financial Services Corp. , Senior Note , 1.45%, 5/15/25
United States 1,100,000 1,081,583
Ford Motor Credit Co. LLC ,
Senior Note , 5.125%, 11/05/26 ....................... United States 3,200,000 3,186,634
Senior Note , 5.85%, 5/17/27 ......................... United States 3,400,000 3,433,115
OneMain Finance Corp. , Senior Note , 6.625%, 5/15/29 .......
United States 2,000,000 2,000,000
Toyota Motor Credit Corp. , B , Senior Note , 5%, 3/19/27 .......
United States 5,100,000 5,162,898
33,464,483
Consumer Staples Distribution & Retail 0.5%
d
Cencosud SA , Senior Bond , 144A, 4.375%, 7/17/27 ......... Chile 2,900,000 2,828,045
Kroger Co. (The) , Senior Note , 4.7%, 8/15/26 ..............
United States 2,100,000 2,107,348
Sysco Corp. , Senior Note , 5.75%, 1/17/29 .................
United States 3,900,000 4,040,918
8,976,311
Containers & Packaging 0.1%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25%, 8/15/27 ..................... United States 3,200,000 1,923,600
Diversified REITs 0.2%
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75%, 2/15/27 ................................... United States 4,200,000 4,063,481
Diversified Telecommunication Services 1.1%
AT&T, Inc. , Senior Note , 1.65%, 2/01/28 ..................
United States 7,000,000 6,359,688
Verizon Communications, Inc. , Senior Note , 1.45%, 3/20/26 ...
United States 15,700,000 15,047,964
21,407,652
Electric Utilities 2.5%
Exelon Corp. , Senior Bond , 3.4%, 4/15/26 .................
United States 7,000,000 6,870,615
Florida Power & Light Co. , Senior Note , 4.4%, 5/15/28 .......
United States 3,150,000 3,134,634
d
Korea East-West Power Co. Ltd. ,
Senior Note , 144A, 1.75%, 5/06/25 .................... South Korea 8,500,000 8,357,557
Senior Note , 144A, 3.6%, 5/06/25 ..................... South Korea 4,700,000 4,664,668
NextEra Energy Capital Holdings, Inc. ,
Senior Note , 6.051%, 3/01/25 ........................ United States 2,700,000 2,709,055
Senior Note , 5.749%, 9/01/25 ........................ United States 5,800,000 5,842,906
e
Pacific Gas and Electric Co. , Senior Note , FRN , 5.808%, ( SOFR
Index + 0.95% ), 9/04/25 ............................. United States 6,800,000 6,815,988
Southern Co. (The) , Senior Bond , 3.25%, 7/01/26 ...........
United States 6,850,000 6,699,149
d
Vistra Operations Co. LLC , Senior Note , 144A, 4.375%, 5/01/29 United States 3,400,000 3,239,171
48,333,743
Energy Equipment & Services 0.1%
d
Schlumberger Holdings Corp. , Senior Note , 144A, 5%, 5/29/27 . United States 1,660,000 1,673,098
Entertainment 0.7%
d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125%,
5/01/29 ......................................... France 2,569,773 2,667,050

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc. ,
Senior Bond , 4.375%, 11/15/26 ....................... United States 3,100,000 $ 3,097,349
d
Senior Note , 144A, 3.625%, 6/15/25 ................... United States 3,100,000 3,076,545
Warnermedia Holdings, Inc. , Senior Note , 3.755%, 3/15/27 ....
United States 5,000,000 4,816,238
13,657,182
Financial Services 0.7%
a ,e ,g
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 ,
Senior Secured Note , FRN , 14.9%, ( BZDIOVRA + 5.75% ),
2/14/24 ......................................... Brazil 7,676,000 BRL —
d
EDP Finance BV , Senior Note , 144A, 1.71%, 1/24/28 ........ Portugal 6,500,000 5,913,643
Fiserv, Inc. , Senior Note , 2.25%, 6/01/27 ..................
United States 5,200,000 4,899,523
d
GGAM Finance Ltd. , Senior Note , 144A, 8%, 6/15/28 ........ Ireland 1,500,000 1,582,452
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5%, 2/15/29 United States 1,600,000 1,703,203
14,098,821
Food Products 0.7%
Campbell Soup Co. , Senior Note , 5.2%, 3/19/27 ............
United States 3,300,000 3,349,301
Hershey Co. (The) , Senior Note , 4.25%, 5/04/28 ............
United States 2,800,000 2,789,082
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5%, 1/15/27 .......................... United States 2,800,000 2,657,036
Senior Note , 5.125%, 2/01/28 ........................ United States 4,300,000 4,290,787
Senior Note , 3%, 2/02/29 ........................... United States 900,000 827,508
13,913,714
Ground Transportation 0.2%
d
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25%, 1/15/30 .......................... United States 700,000 715,670
d
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 5.35%, 3/30/29 ............................... United States 4,000,000 4,049,298
4,764,968
Health Care Equipment & Supplies 0.4%
Edwards Lifesciences Corp. , Senior Bond , 4.3%, 6/15/28 .....
United States 300,000 294,866
GE HealthCare Technologies, Inc. ,
Senior Note , 5.55%, 11/15/24 ........................ United States 2,800,000 2,800,407
Senior Note , 5.65%, 11/15/27 ........................ United States 5,000,000 5,129,088
8,224,361
Health Care Providers & Services 1.4%
Centene Corp. , Senior Note , 3.375%, 2/15/30 ..............
United States 2,700,000 2,422,432
d
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 6%, 1/15/29 ................................. United States 3,200,000 3,016,916
Cigna Group (The) , Senior Note , 1.25%, 3/15/26 ............
United States 3,451,000 3,293,394
CVS Health Corp. , Senior Note , 5%, 1/30/29 ...............
United States 4,700,000 4,686,408
Elevance Health, Inc. , Senior Bond , 4.101%, 3/01/28 .........
United States 4,000,000 3,924,023
Icon Investments Six DAC , Senior Secured Note , 5.809%,
5/08/27 ......................................... United States 4,700,000 4,794,665
d
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...... Italy 700,000 661,246
Providence St Joseph Health Obligated Group , H , 2.746%,
10/01/26 ........................................ United States 15,000 14,472

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. , Senior Bond , 3.45%, 6/01/26 ........
United States 4,150,000 $ 4,073,251
26,886,807
Health Care REITs 0.2%
h
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 5%, 10/15/27 ................................ United States 4,000,000 3,532,898
Health Care Technology 0.2%
IQVIA, Inc. , Senior Secured Note , 6.25%, 2/01/29 ...........
United States 3,300,000 3,439,527
Hotel & Resort REITs 0.1%
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 4.5%, 2/15/29 ............................... United States 1,200,000 1,149,973
Hotels, Restaurants & Leisure 0.5%
d
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625%,
10/15/29 ........................................ United States 3,400,000 3,189,764
Marriott International, Inc. , Senior Note , 4.875%, 5/15/29 ......
United States 2,175,000 2,177,913
Sands China Ltd. , Senior Note , 2.3%, 3/08/27 ..............
Macau 3,400,000 3,168,362
d
Studio City Finance Ltd. , Senior Note , 144A, 6%, 7/15/25 ..... Macau 1,392,000 1,392,097
9,928,136
Household Durables 0.2%
Toll Brothers Finance Corp. , Senior Bond , 4.35%, 2/15/28 .....
United States 4,200,000 4,123,633
Industrial REITs 0.4%
Prologis LP , Senior Note , 4.875%, 6/15/28 .................
United States 7,800,000 7,880,336
Insurance 5.4%
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Note , 144A, 8.5%,
6/15/29 ......................................... United States 900,000 925,540
d
AEGON Funding Co. LLC , Senior Note , 144A, 5.5%, 4/16/27 .. Netherlands 7,000,000 7,068,787
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875%, 11/01/29 .................. United States 1,200,000 1,134,585
Senior Secured Note , 144A, 6.75%, 4/15/28 ............. United States 2,000,000 2,010,900
d
Athene Global Funding , Senior Secured Note , 144A, 5.516%,
3/25/27 ......................................... United States 7,000,000 7,080,910
d
Corebridge Global Funding , Secured Note , 144A, 5.9%, 9/19/28 United States 4,700,000 4,856,440
F&G Annuities & Life, Inc. , Senior Note , 6.5%, 6/04/29 .......
United States 850,000 861,854
d
F&G Global Funding , Secured Note , 144A, 5.875%, 6/10/27 ... United States 5,800,000 5,891,382
d
GA Global Funding Trust ,
Secured Note , 144A, 3.85%, 4/11/25 ................... United States 11,300,000 11,245,584
Secured Note , 144A, 4.4%, 9/23/27 .................... United States 7,200,000 7,096,825
d
MassMutual Global Funding II , Secured Note , 144A, 5.1%,
4/09/27 ......................................... United States 4,550,000 4,613,587
d
Metropolitan Life Global Funding I ,
Secured Note , 144A, 4.05%, 8/25/25 ................... United States 7,000,000 6,977,528
Secured Note , 144A, 5.05%, 1/06/28 ................... United States 4,100,000 4,139,119
d
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.35%, 4/09/27 ................................... United States 6,700,000 6,789,894
d
New York Life Global Funding ,
Secured Note , 144A, 3.6%, 8/05/25 .................... United States 10,700,000 10,629,878
Senior Secured Note , 144A, 4.9%, 4/02/27 .............. United States 6,700,000 6,763,654
d
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9%,
6/12/28 ......................................... United States 5,000,000 5,033,638
d
Pricoa Global Funding I , Secured Note , 144A, 5.1%, 5/30/28 ... United States 5,300,000 5,377,720

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
d
Principal Life Global Funding II , Secured Note , 144A, 4.6%,
8/19/27 ......................................... United States 2,000,000 $ 2,003,119
d
Protective Life Global Funding , Secured Note , 144A, 3.218%,
3/28/25 ......................................... United States 4,000,000 3,972,611
d
RGA Global Funding , Secured Note , 144A, 5.448%, 5/24/29 ... United States 2,100,000 2,144,514
106,618,069
Interactive Media & Services 0.6%
Meta Platforms, Inc. , Senior Note , 4.6%, 5/15/28 ............
United States 9,800,000 9,868,718
d
Tencent Holdings Ltd. , Senior Note , 144A, 1.81%, 1/26/26 ..... China 3,000,000 2,894,840
12,763,558
Life Sciences Tools & Services 0.3%
Bio-Rad Laboratories, Inc. , Senior Note , 3.3%, 3/15/27 .......
United States 900,000 874,421
Illumina, Inc. ,
Senior Note , 5.8%, 12/12/25 ......................... United States 4,000,000 4,037,278
Senior Note , 4.65%, 9/09/26 ......................... United States 1,600,000 1,596,686
6,508,385
Machinery 0.1%
d
Esab Corp. , Senior Note , 144A, 6.25%, 4/15/29 ............. United States 500,000 509,429
Hillenbrand, Inc. , Senior Note , 6.25%, 2/15/29 ..............
United States 1,100,000 1,105,526
1,614,955
Media 0.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
4.908%, 7/23/25 ................................... United States 1,844,000 1,842,401
Comcast Corp. , Senior Note , 4.55%, 1/15/29 ...............
United States 6,400,000 6,382,447
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875%, 8/15/27 .................. United States 1,000,000 963,942
Fox Corp. , Senior Note , 3.05%, 4/07/25 ...................
United States 2,000,000 1,984,776
11,173,566
Metals & Mining 0.0%
†
d
Novelis Corp. , Senior Note , 144A, 3.25%, 11/15/26 .......... United States 1,000,000 962,844
Multi-Utilities 0.6%
Dominion Energy, Inc. , D , Senior Bond , 2.85%, 8/15/26 .......
United States 1,300,000 1,257,247
DTE Energy Co. ,
Senior Note , 4.95%, 7/01/27 ......................... United States 2,200,000 2,212,623
Senior Note , 4.875%, 6/01/28 ........................ United States 5,000,000 5,010,140
d
Engie SA , Senior Note , 144A, 5.25%, 4/10/29 .............. France 4,000,000 4,061,859
12,541,869
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp. , Senior Note , 1.554%, 5/11/25 ..............
United States 4,500,000 4,426,775
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375%,
6/15/26 ......................................... United States 3,400,000 3,406,113
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25%,
10/01/29 ........................................ Australia 200,000 204,749
Energy Transfer LP , Senior Bond , 4.75%, 1/15/26 ...........
United States 5,200,000 5,194,736
EnLink Midstream Partners LP , Senior Bond , 4.85%, 7/15/26 ...
United States 3,900,000 3,885,723

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Hess Midstream Operations LP ,
Senior Note , 144A, 5.625%, 2/15/26 ................... United States 1,000,000 $ 998,350
Senior Note , 144A, 6.5%, 6/01/29 ..................... United States 400,000 406,940
MPLX LP , Senior Note , 4.875%, 12/01/24 .................
United States 6,800,000 6,797,252
Sabine Pass Liquefaction LLC , Senior Secured Note , 5.625%,
3/01/25 ......................................... United States 648,000 648,349
d
Sunoco LP , Senior Note , 144A, 7%, 5/01/29 ............... United States 2,000,000 2,064,758
d
Var Energi ASA , Senior Note , 144A, 7.5%, 1/15/28 .......... Norway 4,000,000 4,244,584
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125%,
6/01/28 ......................................... United States 2,000,000 2,076,976
Williams Cos., Inc. (The) , Senior Bond , 4%, 9/15/25 .........
United States 2,300,000 2,282,712
36,638,017
Passenger Airlines 0.1%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5%, 4/20/26 .................... United States 650,000 648,521
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5%, 10/20/25 ............................... United States 1,535,000 1,527,848
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375%, 4/15/26 United States 526,364 517,603
2,693,972
Personal Care Products 0.9%
Estee Lauder Cos., Inc. (The) , Senior Note , 4.375%, 5/15/28 ...
United States 3,100,000 3,077,830
Haleon US Capital LLC , Senior Note , 3.375%, 3/24/27 .......
United States 7,700,000 7,478,131
Kenvue, Inc. , Senior Note , 5.05%, 3/22/28 .................
United States 7,500,000 7,634,952
18,190,913
Pharmaceuticals 1.0%
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25%, 12/15/25 . Germany 4,600,000 4,555,160
Pfizer Investment Enterprises Pte. Ltd. , Senior Note , 4.45%,
5/19/28 ......................................... United States 8,800,000 8,769,316
Royalty Pharma plc ,
Senior Note , 1.75%, 9/02/27 ......................... United States 700,000 645,657
Senior Note , 5.15%, 9/02/29 ......................... United States 3,750,000 3,773,963
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75%, 5/09/27 ................................... Israel 2,800,000 2,723,769
20,467,865
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. , Senior Note , 3.45%, 6/15/27 ..........
United States 800,000 780,173
d
SK Hynix, Inc. , Senior Note , 144A, 1.5%, 1/19/26 ........... South Korea 9,900,000 9,490,442
10,270,615
Specialized REITs 0.2%
d
Iron Mountain, Inc. , Senior Note , 144A, 4.875%, 9/15/27 ...... United States 2,000,000 1,966,944
Public Storage Operating Co. , Senior Note , 5.125%, 1/15/29 ...
United States 1,300,000 1,328,398
3,295,342
Specialty Retail 0.3%
O'Reilly Automotive, Inc. , Senior Note , 5.75%, 11/20/26 .......
United States 5,000,000 5,101,758
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 4.4%, 9/25/27 ...
United States 6,600,000 6,549,531

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.4%
d
Hanesbrands, Inc. , Senior Bond , 144A, 4.875%, 5/15/26 ...... United States 2,000,000 $ 1,977,678
Tapestry, Inc. ,
Senior Note , 7.05%, 11/27/25 ........................ United States 1,400,000 1,421,668
Senior Note , 7%, 11/27/26 ........................... United States 4,000,000 4,087,005
7,486,351
Tobacco 0.6%
Altria Group, Inc. , Senior Note , 2.35%, 5/06/25 .............
United States 4,200,000 4,145,318
d
Imperial Brands Finance plc , Senior Bond , 144A, 4.25%, 7/21/25 United Kingdom 566,000 562,437
Philip Morris International, Inc. , Senior Note , 4.875%, 2/15/28 ..
United States 7,700,000 7,741,655
12,449,410
Trading Companies & Distributors 0.3%
d
EquipmentShare.com, Inc. , Secured Note , 144A, 9%, 5/15/28 .. United States 3,200,000 3,312,913
d
WESCO Distribution, Inc. , Senior Note , 144A, 6.375%, 3/15/29 . United States 3,000,000 3,064,911
6,377,824
Wireless Telecommunication Services 0.4%
d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9%, 9/15/29 ............................ United Kingdom 1,000,000 951,098
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738%,
3/20/25 ......................................... United States 100,000 99,814
T-Mobile USA, Inc. ,
Senior Note , 2.25%, 2/15/26 ......................... United States 2,900,000 2,810,926
Senior Note , 4.95%, 3/15/28 ......................... United States 4,200,000 4,224,529
8,086,367
Total Corporate Bonds (Cost $ 873,152,247 ) ...................................
865,871,446
i
Senior Floating Rate Interests 2.4%
j
Air Freight & Logistics 0.1%
Clue Opco LLC, First Lien, CME Term Loan, B , 9.085% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 520,000 520,091
Rand Parent LLC, First Lien, CME Term Loan, B , 8.354% ,
( 3-month SOFR + 3.75% ), 3/18/30 ..................... United States 691,017 694,430
1,214,521
a a a a a a
j
Automobile Components 0.1%
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.615% , ( 3-month SOFR + 3.75% ), 10/04/28 ........ United States 540,593 519,026
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.847% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 514,716 501,930
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.347% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 565,911 529,834
Highline Aftermarket Acquisition LLC, First Lien, 2024-1
Refinancing CME Term Loan , 8.685% , ( 1-month SOFR + 4% ),
11/09/27 ........................................ United States 240,127 241,328
TI Group Automotive Systems LLC, First Lien, 2021 Refinancing
CME Term Loan, B , 8.05% , ( 1-month SOFR + 3.25% ), 12/16/26 United States 161,912 162,317
1,954,435
a a a a a a
Automobiles 0.0%
†
j
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.535% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 413,521 371,040

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Beverages 0.0%
†
j
Triton Water Holdings, Inc., First Lien, Initial CME Term Loan ,
8.115% , ( 3-month SOFR + 3.25% ), 3/31/28 .............. United States 532,272 $ 533,300
Broadline Retail 0.0%
†
j
Peer Holding III BV, First Lien, CME Term Loan, B5 , 7.604% ,
( 3-month SOFR + 3% ), 7/01/31 ....................... Netherlands 222,032 222,657
j
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan , 7.185% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 339,317 340,890
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B ,
7.557% , ( 3-month SOFR + 2.5% ), 5/31/30 ............... United States 170,330 170,330
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 7.557% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 103,550 103,597
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.935% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 223,338 223,606
Summit Materials LLC, First Lien, CME Term Loan, B2 , 6.554% ,
( 1-month SOFR + 1.75% ), 1/12/29 ..................... United States 101,762 102,064
940,487
a a a a a a
j
Capital Markets 0.1%
AAL Delaware Holdco, Inc., First Lien, Initial CME Term Loan ,
8.185% , ( 1-month SOFR + 3.5% ), 7/30/31 ............... United States 112,554 113,328
AI Aqua Merger Sub, Inc., First Lien, Initial CME Term Loan, B ,
8.357% , ( 1-month SOFR + 3.5% ), 7/31/28 ............... United States 316,326 317,248
Citadel Securities LP, First Lien, CME Term Loan , 6.718% ,
( 1-month SOFR + 2% ), 7/29/30 ....................... United States 522,614 523,187
Edelman Financial Engines Center LLC (The), First Lien, 2024
Refinancing CME Term Loan , 7.935% , ( 1-month SOFR +
3.25% ), 4/07/28 ................................... United States 593,502 594,196
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 , 8.33% ,
( 3-month SOFR + 3% ), 3/05/29 ....................... United States 348,250 347,003
Jane Street Group LLC, First Lien, CME Term Loan, B , 6.685% ,
( 1-month SOFR + 2% ), 1/26/28 ....................... United States 520,433 520,477
2,415,439
a a a a a a
j
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.854% ,
( 3-month SOFR + 3.25% ), 9/09/31 ..................... United States 210,922 211,976
k
Albaugh LLC, First Lien, Initial CME Term Loan , 8.446% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 259,335 258,202
Hexion Holdings Corp., First Lien, Initial CME Term Loan , 9.771% ,
( 3-month SOFR + 4.5% ), 3/15/29 ...................... United States 398,875 399,337
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
12.223% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 375,080 342,823
INEOS US Finance LLC, First Lien, 2030 Dollar Term Loan ,
8.497% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 442,982 443,952
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
9.035% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 221,030 220,341
LSF11 A5 Holdco LLC, First Lien, 2024 Refinancing CME Term
Loan , 8.3% , ( 1-month SOFR + 3.5% ), 10/16/28 ........... United States 345,924 347,690
k
Lummus Technology Holdings V LLC, First Lien, 2024 CME Term
Loan, B , 8.3% , ( 1-month SOFR + 3.5% ), 12/31/29 ......... United States 129,502 129,815
Nouryon Finance BV, First Lien, 2024 Dollar CME Term Loan, B2 ,
7.784% , ( 6-month SOFR + 3.5% ), 4/03/28 ............... Netherlands 273,566 275,020
PMHC II, Inc., First Lien, Initial CME Term Loan , 9.058% ,
( 3-month SOFR + 4.25% ), 4/23/29 ..................... United States 576,866 570,273

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Chemicals (continued)
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 8.085% , ( 3-month SOFR + 3.5% ), 3/16/27 ............ United States 222,178 $ 222,999
3,422,428
a a a a a a
j
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Initial US Dollar CME
Term Loan , 8.535% , ( 1-month SOFR + 3.75% ), 5/12/28 ..... United States 350,515 350,217
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.604% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 517,003 517,882
PG Investment Co. 59 SARL, First Lien, Initial CME Term Loan ,
7.604% , ( 3-month SOFR + 3% ), 3/26/31 ................ Luxembourg 175,954 176,504
Pitney Bowes, Inc., First Lien, Refinancing CME Term Loan, B ,
8.8% , ( 1-month SOFR + 4% ), 3/17/28 .................. United States 793,863 797,586
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 9.256% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 574,110 501,471
2,343,660
a a a a a a
Communications Equipment 0.0%
†
j
CommScope, Inc., First Lien, Initial CME Term Loan , 8.05% ,
( 1-month SOFR + 3.25% ), 4/06/26 ..................... United States 241,836 237,060
j
Construction & Engineering 0.0%
†
Chromalloy Corp., First Lien, CME Term Loan , 8.354% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 259,350 255,006
Construction Partners, Inc., First Lien, CME Term Loan, B ,
6.527% , ( 12-month SOFR + 2.75% ), 10/29/31 ............ United States 44,369 44,480
Radar Bidco SARL, First Lien, USD CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 3/27/31 ..................... Luxembourg 209,375 210,292
509,778
a a a a a a
j
Consumer Finance 0.0%
†
k
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan , 8.153% , ( 12-month SOFR + 3% ), 7/18/31 ........... United States 526,933 525,945
Nuvei Technologies Corp., First Lien, Initial CME Term Loan ,
7.785% , ( 1-month SOFR + 3% ), 12/19/30 ................ Canada 148,050 147,911
673,856
a a a a a a
j
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024 Replacement CME Term
Loan , 8.415% , ( 3-month SOFR + 3.75% ), 6/09/31 ......... United States 518,700 520,368
Charter Next Generation, Inc., First Lien, CME Term Loan, B ,
7.685% , ( 1-month SOFR + 3% ), 12/01/27 ................ United States 221,166 221,454
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.723% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 770,703 723,390
Pactiv Evergreen Group Holdings, Inc., First Lien, CME Term
Loan, B4 , 7.185% , ( 1-month SOFR + 2.5% ), 9/25/28 ....... United States 147,220 147,520
1,612,732
a a a a a a
Distributors 0.0%
†
j
Core & Main LP, First Lien, CME Term Loan, D , 6.718% , ( 1-month
SOFR + 2% ), 7/27/28 ............................... United States 370,024 369,947
Diversified Consumer Services 0.0%
†
j
WW International, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 4/13/28 ...................... United States 339,546 85,041

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Diversified Telecommunication Services 0.0%
†
j
Altice France SA, First Lien, CME Term Loan, B14 , 10.156% ,
( 3-month SOFR + 5.5% ), 8/15/28 ...................... France 138,441 $ 111,247
Electrical Equipment 0.0%
†
j
Indicor LLC, First Lien, CME Term Loan, C , 7.854% , ( 3-month
SOFR + 3.25% ), 11/22/29 ........................... United States 340,936 341,387
j
Entertainment 0.0%
†
Banijay Group US Holding, Inc., First Lien, USD CME Term Loan,
B , 8.196% , ( 1-month SOFR + 3.25% ), 3/01/28 ............ France 153,155 153,672
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.55% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 230,078 230,088
383,760
a a a a a a
j
Food Products 0.1%
k
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan ,
8.968% , ( 1-month SOFR + 4.25% ), 12/22/30 ............. United States 191,176 191,415
Fiesta Purchaser, Inc., First Lien, CME Term Loan , 8.685% ,
( 1-month SOFR + 4% ), 2/12/31 ....................... United States 144,670 145,250
k
Froneri US, Inc., First Lien, CME Term Loan, B , 6.745% ,
( 12-month SOFR + 2% ), 9/17/31 ...................... United States 506,083 504,390
Primary Products Finance LLC, First Lien, CME Term Loan, B ,
8.248% , ( 3-month SOFR + 3.5% ), 4/02/29 ............... United States 512,165 513,948
Simply Good Foods USA, Inc., First Lien, Initial CME Term Loan ,
7.318% , ( 1-month SOFR + 2.5% ), 3/17/27 ............... United States 32,302 32,504
1,387,507
a a a a a a
j
Ground Transportation 0.0%
†
Albion Financing 3 SARL, First Lien, 2024 Amended USD Term
Loan , 9.826% , ( 3-month SOFR + 4.75% ), 8/17/29 ......... Luxembourg 61,457 61,739
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 396,432 397,199
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 121,232 121,467
580,405
a a a a a a
j
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan , 8.095% ,
( 1-month SOFR + 3.25% ), 5/10/27 ..................... United States 516,041 516,363
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.935% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 71,135 71,208
Medline Borrower LP, First Lien, Initial CME Term Loan , 7.435% ,
( 1-month SOFR + 2.75% ), 10/23/28 .................... United States 340,862 341,563
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 9.354% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 209,038 210,149
1,139,283
a a a a a a
j
Health Care Providers & Services 0.2%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 8.175% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 552,079 542,188
Charlotte Buyer, Inc., First Lien, First Refinancing CME Term
Loan , 9.573% , ( 1-month SOFR + 4.75% ), 2/11/28 ......... United States 344,643 347,960
CNT Holdings I Corp., First Lien, Initial CME Term Loan , 8.085% ,
( 3-month SOFR + 3.5% ), 11/08/27 ..................... United States 146,739 147,253
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
8.185% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 355,546 268,032

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Health Care Providers & Services (continued)
Pacific Dental Services LLC, First Lien, CME Term Loan , 7.536% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 287,001 $ 287,383
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B4 , 7.935% ,
( 1-month SOFR + 3.25% ), 2/21/31 ..................... United States 249,373 249,706
f
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
8.883% , ( 3-month SOFR + 3.5% ), 1/31/29 ............... United States 525,295 517,175
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.495% , ( 1-month SOFR + 2.75% ), 12/19/30 .... United States 32,084 32,194
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
9.036% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 541,487 534,483
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
7.435% , ( 1-month SOFR + 2.75% ), 10/22/29 ............. United States 104,290 104,823
3,031,197
a a a a a a
j
Hotels, Restaurants & Leisure 0.2%
f
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME Term Loan ,
PIK, 9.865% , ( 3-month SOFR + 5% ), 12/29/25 ............ United States 1,301,549 540,143
Bally's Corp., First Lien, CME Term Loan, B , 8.143% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 520,159 502,928
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 7.435% , ( 1-month SOFR + 2.75% ), 2/06/30 ... United States 249,340 249,911
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.875% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 227,866 227,554
Entain plc, First Lien, CME Term Loan, B3 , 8.014% , ( 6-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 199,500 199,496
k
Golden State Foods LLC, First Lien, CME Term Loan, B , 8.447% ,
( 12-month SOFR + 4.25% ), 10/03/31 ................... United States 146,893 147,168
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 7.185% , ( 1-month SOFR + 2.5% ), 8/02/28 .......... United States 136,502 136,247
IRB Holding Corp., First Lien, CME Term Loan, B , 7.535% ,
( 1-month SOFR + 2.75% ), 12/15/27 .................... United States 199,499 199,702
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.893% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 110,698 110,856
Raptor Acquisition Corp., First Lien, CME Term Loan, B , 9.015% ,
( 3-month SOFR + 4% ), 11/01/26 ...................... United States 298,003 298,114
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 8.318% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 505,014 503,537
Whatabrands LLC, First Lien, 2024 CME Term Loan, B , 7.435% ,
( 1-month SOFR + 2.75% ), 8/03/28 ..................... United States 122,607 122,732
3,238,388
a a a a a a
Household Durables 0.0%
†
j
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 8.571% ,
( 3-month SOFR + 3.5% ), 2/25/29 ...................... Netherlands 517,927 517,088
j
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.685% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 250,000 248,886
Calpine Corp., First Lien, CME Term Loan , 6.685% , ( 1-month
SOFR + 2% ), 1/31/31 ............................... United States 299,248 298,738
547,624
a a a a a a
j
Insurance 0.2%
Acrisure LLC, First Lien, CME Term Loan, B6 , 8.009% , ( 1-month
SOFR + 3.25% ), 11/06/30 ........................... United States 155,652 155,604
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 8.185% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 432,409 433,520

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Insurance (continued)
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.785% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 131,715 $ 130,739
Asurion LLC, First Lien, New CME Term Loan, B11 , 9.035% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 514,501 512,250
Asurion LLC, Second Lien, New CME Term Loan, B4 , 10.05% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 1,264,852 1,210,874
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.935% , ( 1-month SOFR + 3.25% ), 6/16/31 .............. United States 516,328 516,527
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.585% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 301,231 301,671
3,261,185
a a a a a a
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.435% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 95,177 95,197
j
Leisure Products 0.0%
†
19th Holdings Golf LLC, First Lien, Initial CME Term Loan ,
8.201% , ( 1-month SOFR + 3.25% ), 2/07/29 .............. United States 496,193 491,023
GBT US III LLC, First Lien, Restatement Date CME Term Loan ,
7.626% , ( 3-month SOFR + 3% ), 7/28/31 ................ United States 344,044 344,536
835,559
a a a a a a
j
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 9.172% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 517,393 507,969
Crosby US Acquisition Corp., First Lien, Amendment No. 4
Replacement CME Term Loan , 8.185% , ( 1-month SOFR +
3.5% ), 8/16/29 .................................... United States 215,764 217,001
SunSource Borrower, Inc., First Lien, First Refinancing CME Term
Loan , 8.785% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 272,044 271,704
996,674
a a a a a a
j
Media 0.1%
Cengage Learning, Inc., First Lien, CME Term Loan, B , 9.538% ,
( 6-month SOFR + 4.25% ), 3/24/31 ..................... United States 275,435 276,892
Gray Television, Inc., First Lien, CME Term Loan, D , 7.786% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 426,371 402,328
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.935% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 517,195 514,560
1,193,780
a a a a a a
j
Oil, Gas & Consumable Fuels 0.1%
EPIC Crude Services LP, First Lien, CME Term Loan , 7.656% ,
( 3-month SOFR + 3% ), 10/15/31 ...................... United States 323,988 324,277
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan , 7.918% , ( 1-month SOFR + 3% ), 10/05/28 .. United States 496,250 497,111
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
7.844% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 364,343 365,059
1,186,447
a a a a a a
j
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 174,069 179,300
American Airlines, Inc., First Lien, Initial CME Term Loan , 7.209% ,
( 6-month SOFR + 2.5% ), 6/04/29 ...................... United States 339,546 338,697

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Passenger Airlines (continued)
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
6.656% , ( 3-month SOFR + 2% ), 10/01/31 ................ United States 296,719 $ 296,348
United Airlines, Inc., First Lien, CME Term Loan, B , 7.385% ,
( 3-month SOFR + 2.75% ), 2/22/31 ..................... United States 270,059 270,999
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 8.354% ,
( 3-month SOFR + 3.75% ), 2/14/31 ..................... Canada 517,400 518,008
1,603,352
a a a a a a
j
Pharmaceuticals 0.0%
†
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2 ,
6.935% , ( 1-month SOFR + 2.25% ), 5/05/28 .............. United States 343,620 344,050
Organon & Co., First Lien, Dollar CME Term Loan , 7.259% ,
( 1-month SOFR + 2.5% ), 5/19/31 ...................... United States 163,484 163,688
507,738
a a a a a a
j
Professional Services 0.0%
†
EAB Global, Inc., First Lien, CME Term Loan , 7.935% , ( 1-month
SOFR + 3.25% ), 8/16/28 ............................ United States 517,400 516,189
Maximus, Inc., First Lien, CME Term Loan, B , 6.604% , ( 3-month
SOFR + 2% ), 5/30/31 ............................... United States 195,884 197,027
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.435% , ( 1-month SOFR + 3.75% ), 7/18/31 ......... United States 123,566 124,416
837,632
a a a a a a
Real Estate Management & Development 0.0%
†
j
Cushman & Wakefield US Borrower LLC, First Lien, 2024-3 CME
Term Loan , 7.935% , ( 1-month SOFR + 3.25% ), 1/31/30 ..... United States 518,700 520,215
j
Software 0.2%
Adeia, Inc., First Lien, CME Term Loan, B , 7.759% , ( 1-month
SOFR + 3% ), 6/08/28 ............................... United States 497,733 498,771
AppLovin Corp., First Lien, Amendment No. 1 Replacement CME
Term Loan, 10-I , 7.185% , ( 1-month SOFR + 2.5% ), 10/25/28 . United States 398,998 400,079
AppLovin Corp., First Lien, Delayed Draw CME Term Loan, B ,
7.185% , ( 1-month SOFR + 2.5% ), 8/16/30 ............... United States 207,983 208,457
Central Parent LLC, First Lien, CME Term Loan, B , 7.854% ,
( 3-month SOFR + 3.25% ), 7/06/29 ..................... United States 260,000 258,419
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.365% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 196,465 196,675
Genesys Cloud Services Holdings II LLC, First Lien, CME Term
Loan, B , 7.685% , ( 1-month SOFR + 3% ), 12/01/27 ......... United States 327,728 328,880
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
8.085% , ( 3-month SOFR + 3.5% ), 12/01/27 .............. United States 124,786 125,462
McAfee Corp., First Lien, CME Term Loan, B1 , 8.1% , ( 1-month
SOFR + 3.25% ), 3/01/29 ............................ United States 500,666 500,701
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 8.847% ,
( 3-month SOFR + 4% ), 6/02/28 ....................... United States 105,641 105,050
Rocket Software, Inc., First Lien, CME Term Loan , 8.935% ,
( 1-month SOFR + 4.75% ), 11/28/28 .................... United States 225,366 226,025
2,848,519
a a a a a a
j
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.393% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 231,784 232,775
GNC Holdings, Inc., Second Lien, CME Term Loan , 10.785% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 1,634,958 1,148,558

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Specialty Retail (continued)
Great Outdoors Group LLC, First Lien, CME Term Loan, B1 ,
8.55% , ( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 245,286 $ 246,145
Johnstone Supply LLC, First Lien, Initial CME Term Loan ,
7.851% , ( 1-month SOFR + 3% ), 5/16/31 ................ United States 430,939 430,939
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 8.115% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 520,000 495,563
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 342,652 338,631
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan , 8.035% , ( 1-month SOFR + 3.25% ), 10/20/28 .... United States 469,308 458,162
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.935% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 349,266 348,953
3,699,726
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 8.071% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 315,343 310,580
Hanesbrands, Inc., First Lien, Initial CME Term Loan, B , 8.435% ,
( 1-month SOFR + 3.75% ), 3/08/30 ..................... United States 297,840 300,446
611,026
a a a a a a
Transportation Infrastructure 0.0%
†
j
LaserShip, Inc., First Lien, Initial CME Term Loan , 9.365% ,
( 3-month SOFR + 4.5% ), 5/08/28 ...................... United States 371,454 160,654
Total Senior Floating Rate Interests (Cost $ 47,236,929 ) ........................
46,541,971
l
Marketplace Loans 1.5%
a
Financial Services 1.5%
a a a a a a
Total Marketplace Loans (Cost $ 36,751,706 ) ..................................
30,550,636
Foreign Government and Agency Securities 1.6%
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5%, 7/27/27 ...................................... Supranational
m
3,900,000 3,823,942
d
Electricite de France SA , Senior Note , 144A, 5.7%, 5/23/28 .... France 1,000,000 1,025,810
Equinor ASA ,
Senior Note , 2.875%, 4/06/25 ......................... Norway 15,300,000 15,176,626
Senior Note , 1.75%, 1/22/26 ......................... Norway 5,400,000 5,228,684
Export-Import Bank of Korea , Senior Bond , 2.875%, 1/21/25 ...
South Korea 2,000,000 1,990,866
d
Korea Electric Power Corp. , Senior Note , 144A, 5.375%, 4/06/26 South Korea 2,800,000 2,825,176
Peru Government Bond , Senior Bond , 2.783%, 1/23/31 .......
Peru 800,000 695,446
Petroleos Mexicanos , Senior Note , 6.875%, 10/16/25 ........
Mexico 990,000 993,214
Total Foreign Government and Agency Securities (Cost $ 32,335,363 ) ............
31,759,764
U.S. Government and Agency Securities 18.1%
U.S. Treasury Bonds , Zero Cpn., 11/15/27 .................
United States 42,300,000 37,269,218
U.S. Treasury Notes ,
1%, 12/15/24 ..................................... United States 1,500,000 1,493,389
0.25%, 5/31/25 ................................... United States 11,000,000 10,737,210
4.625%, 6/30/25 ................................... United States 10,000,000 10,014,711
0.25%, 10/31/25 ................................... United States 37,000,000 35,543,412
0.375%, 11/30/25 .................................. United States 13,000,000 12,463,440
n
Index Linked, 0.125%, 4/15/26 ........................ United States 23,400,000 27,287,649
0.75%, 8/31/26 ................................... United States 16,000,000 15,042,187

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
2%, 11/15/26 ..................................... United States 27,000,000 $ 25,884,141
0.625%, 3/31/27 ................................... United States 105,000,000 96,641,015
0.5%, 8/31/27 .................................... United States 45,000,000 40,672,265
2.75%, 2/15/28 ................................... United States 46,000,000 44,036,016
Total U.S. Government and Agency Securities (Cost $ 357,306,640 ) ..............
357,084,653
Asset-Backed Securities 18.8%
Banks 1.2%
Capital One Multi-Asset Execution Trust , 2022-A2 , A , 3.49%,
5/15/27 . ......................................... United States 17,330,000 17,218,568
Chase Issuance Trust , 2022-A1 , A , 3.97%, 9/15/27 . ..........
United States 6,794,000 6,758,812
23,977,380
a a a a a a
Consumer Finance 6.8%
American Express Credit Account Master Trust ,
2022-2 , A , 3.39%, 5/15/27 ........................... United States 11,100,000 11,022,924
2022-3 , A , 3.75%, 8/15/27 ........................... United States 18,235,000 18,111,253
2023-1 , A , 4.87%, 5/15/28 ........................... United States 10,380,000 10,438,562
BA Credit Card Trust ,
2022-A1 , A1 , 3.53%, 11/15/27 ........................ United States 3,870,000 3,842,685
2022-A2 , A2 , 5%, 4/15/28 ........................... United States 11,562,000 11,614,645
2023-A2 , A2 , 4.98%, 11/15/28 ........................ United States 6,140,000 6,202,442
Discover Card Execution Note Trust ,
2022-A3 , A3 , 3.56%, 7/15/27 ......................... United States 18,930,000 18,780,470
2023-A2 , A , 4.93%, 6/15/28 .......................... United States 10,380,000 10,439,901
GM Financial Consumer Automobile Receivables Trust ,
2023-4 , A3 , 5.78%, 8/16/28 .......................... United States 7,410,000 7,537,779
2024-1 , A3 , 4.85%, 12/18/28 ......................... United States 11,000,000 11,061,838
2024-2 , A2A , 5.33%, 3/16/27 ......................... United States 2,222,976 2,230,002
Hyundai Auto Receivables Trust ,
2023-B , A3 , 5.48%, 4/17/28 .......................... United States 3,550,000 3,587,213
2024-A , A3 , 4.99%, 2/15/29 .......................... United States 3,520,000 3,550,383
Toyota Auto Receivables Owner Trust ,
2024-A , A3 , 4.83%, 10/16/28 ......................... United States 6,670,000 6,702,179
2024-B , A3 , 5.33%, 1/16/29 .......................... United States 7,770,000 7,878,438
133,000,714
a a a a a a
Financial Services 10.8%
d
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467%,
4/17/52 . ......................................... United States 5,012,499 4,978,037
d ,j
Apidos CLO XXXV , 2021-35A , A , 144A, FRN , 5.929%, ( 3-month
SOFR + 1.312% ), 4/20/34 . ........................... United States 19,306,000 19,349,936
d ,j
Barings CLO Ltd. , 2018-4A , A1R , 144A, FRN , 5.806%, ( 3-month
SOFR + 1.15% ), 10/15/30 . ........................... United States 4,623,871 4,629,637
d ,j
BlueMountain CLO Ltd. , 2016-3A , A1R2 , 144A, FRN , 6.318%,
( 3-month SOFR + 1.2% ), 11/15/30 . .................... United States 9,214,295 9,222,550
d ,j
BlueMountain CLO XXXI Ltd. , 2021-31A , A1 , 144A, FRN ,
6.029%, ( 3-month SOFR + 1.412% ), 4/19/34 . ............. United States 3,130,000 3,133,115
d ,j
Carlyle Global Market Strategies CLO Ltd. ,
2015-4A , A1RR , 144A, FRN , 5.837%, ( 3-month SOFR +
1.22% ), 7/20/32 ................................... United States 9,075,713 9,096,098
2016-1A , A1R2 , 144A, FRN , 6.019%, ( 3-month SOFR +
1.402% ), 4/20/34 .................................. United States 2,000,000 2,004,721
d
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69%, 7/15/60 . ... United States 3,291,994 3,189,843

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d ,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26 , PT , 144A, FRN , 2.845%, 8/15/44 ............... United States 6,030 $ 5,894
2019-31 , PT , 144A, FRN , 3.907%, 9/15/44 ............... United States 7,131 7,034
2019-37 , PT , 144A, FRN , 6.625%, 10/17/44 .............. United States 10,305 6,872
2019-42 , PT , 144A, FRN , 7.796%, 11/15/44 .............. United States 7,099 5,552
2019-51 , PT , 144A, FRN , 12.126%, 1/15/45 .............. United States 41,646 40,362
2019-52 , PT , 144A, FRN , 11.92%, 1/15/45 ............... United States 50,886 45,462
2019-S5 , PT , 144A, FRN , 13.393%, 9/15/44 .............. United States 3,601 3,001
2019-S6 , PT , 144A, FRN , 0.215%, 10/17/44 .............. United States 7,067 5,773
2019-S7 , PT , 144A, FRN , 11.04%, 12/15/44 .............. United States 7,213 7,068
2019-S8 , PT , 144A, FRN , 4.521%, 1/15/45 ............... United States 14,184 13,802
2020-2 , PT , 144A, FRN , 11.794%, 3/15/45 ............... United States 62,139 61,461
2020-7 , PT , 144A, FRN , 12.31%, 4/17/45 ................ United States 40,571 37,741
d ,j
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 6.029%, ( 3-month
SOFR + 1.382% ), 4/17/30 . ........................... United States 1,000,000 1,001,714
j
CWABS, Inc. , 2004-1 , M1 , FRN , 5.602%, ( 1-month SOFR +
0.864% ), 3/25/34 . ................................. United States 23,391 23,600
d ,j
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 6.529%,
( 3-month SOFR + 1.912% ), 7/20/30 . ................... United States 738,358 739,714
d
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266%, 10/19/37 . . United States 3,882,839 3,764,764
Ford Credit Auto Owner Trust , 2024-A , A3 , 5.09%, 12/15/28 . ...
United States 6,670,000 6,742,436
d ,j
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 6.377%,
( 3-month SOFR + 1.282% ), 5/16/31 . ................... United States 722,659 723,516
d
Home Partners of America Trust , 2021-3 , B , 144A, 2.649%,
1/17/41 . ......................................... United States 1,365,042 1,237,330
Honda Auto Receivables Owner Trust ,
2023-3 , A3 , 5.41%, 2/18/28 .......................... United States 8,070,000 8,149,900
2023-4 , A3 , 5.67%, 6/21/28 .......................... United States 7,010,000 7,131,309
2024-1 , A2 , 5.36%, 9/15/26 .......................... United States 5,792,785 5,807,021
d ,j
J.P. Morgan Mortgage Trust , 2024-HE3 , A1 , 144A, FRN , 6.09%,
( 30-day SOFR Average + 1.2% ), 2/25/55 . ................ United States 2,223,588 2,226,570
d ,j
Madison Park Funding XXIX Ltd. , 2018-29A , AR , 144A, FRN ,
5.812%, ( 3-month SOFR + 1.18% ), 10/18/30 . ............. United States 8,927,996 8,955,461
d ,j
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
6.279%, ( 3-month SOFR + 1.662% ), 10/21/30 . ............ United States 2,295,000 2,299,995
d ,j
Neuberger Berman CLO XVI-S Ltd. , 2017-16SA , AR , 144A, FRN ,
5.958%, ( 3-month SOFR + 1.302% ), 4/15/34 . ............. United States 15,000,000 15,030,000
d
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91%, 10/20/61 . .................................. United States 13,870,000 12,688,215
Nissan Auto Receivables Owner Trust , 2023-A , A3 , 4.91%,
11/15/27 . ........................................ United States 14,386,000 14,428,827
d ,j
OCP CLO Ltd. , 2014-6A , A1R2 , 144A, FRN , 5.797%, ( 3-month
SOFR + 1.15% ), 10/17/30 . ........................... United States 4,454,914 4,470,169
d ,j
Octagon 56 Ltd. , 2021-1A , A , 144A, FRN , 6.078%, ( 3-month
SOFR + 1.422% ), 10/15/34 . .......................... United States 15,000,000 15,042,448
d ,j
Octagon Investment Partners 18-R Ltd. , 2018-18A , A1A , 144A,
FRN , 5.869%, ( 3-month SOFR + 1.222% ), 4/16/31 . ........ United States 485,834 486,691
d ,j
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
5.979%, ( 3-month SOFR + 1.362% ), 1/20/31 . ............. United States 2,000,000 2,004,000
d ,j
OHA Credit Partners VII Ltd. , 2012-7A , AR3 , 144A, FRN , 6.46%,
( 3-month SOFR + 1.332% ), 2/20/34 . ................... United States 17,876,000 17,912,228
d ,o
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 8.796%, 3/15/26 ............... United States 34,962 29,267
2020-PT2 , A , 144A, FRN , 0.51%, 4/15/26 ................ United States 46,798 41,556
2020-PT3 , A , 144A, FRN , 7.183%, 5/15/26 ............... United States 14,674 12,273
j
RAAC Trust , 2004-SP1 , AII , FRN , 5.552%, ( 1-month SOFR +
0.814% ), 3/25/34 . ................................. United States 62,422 61,563

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d ,j
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 6.038%, ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 23,418,000 $ 23,493,769
d ,o
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
10.66%, 2/15/26 . .................................. United States 22,145 21,462
d ,j
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 6.168%, ( 3-month
SOFR + 1.512% ), 7/15/31 . ........................... United States 2,500,000 2,504,689
212,874,446
a a a a a a
Passenger Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2%,
6/15/28 . ......................................... United States 32,600 30,742
United Airlines Pass-Through Trust , 2020-1 , B , 4.875%, 7/15/27 .
United States 180,000 178,500
209,242
a a a a a a
Total Asset-Backed Securities (Cost $ 369,497,695 ) ............................
370,061,782
Commercial Mortgage-Backed Securities 2.0%
Financial Services 2.0%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705%, 9/15/48 ................................... United States 100,000 98,707
d ,j
BX Commercial Mortgage Trust , 2021-VOLT , A , 144A, FRN ,
5.618%, ( 1-month SOFR + 0.814% ), 9/15/36 ............. United States 5,430,000 5,402,154
d ,j
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.608%, ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 7,517,000 7,469,350
d ,j
BX Trust , 2022-IND , A , 144A, FRN , 6.295%, ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 7,022,857 7,028,805
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45%,
7/10/49 ......................................... United States 1,250,750 1,213,673
CSAIL Commercial Mortgage Trust , 2015-C3 , A4 , 3.718%,
8/15/48 ......................................... United States 1,530,000 1,512,377
d ,o
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555%, 9/10/35 ................................... United States 2,005,000 1,951,101
GS Mortgage Securities Trust ,
2016-GS2 , A4 , 3.05%, 5/10/49 ........................ United States 890,000 866,214
2016-GS3 , A4 , 2.85%, 10/10/49 ....................... United States 600,000 576,183
2017-GS6 , A3 , 3.433%, 5/10/50 ....................... United States 2,000,000 1,910,656
JPMBB Commercial Mortgage Securities Trust ,
2015-C30 , A5 , 3.822%, 7/15/48 ....................... United States 1,500,000 1,469,316
2015-C31 , A3 , 3.801%, 8/15/48 ....................... United States 2,269,539 2,238,847
2016-C1 , A5 , 3.576%, 3/17/49 ........................ United States 4,417,000 4,338,908
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414%, 3/15/50 ................................... United States 2,113,089 2,045,530
Wells Fargo Commercial Mortgage Trust , 2015-C31 , A4 , 3.695%,
11/15/48 ........................................ United States 1,050,000 1,036,859
39,158,680
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 39,208,530 ) ..............
39,158,680
Mortgage-Backed Securities 1.2%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.274% - 7.02%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 10/01/36 - 6/01/37 ....... United States 460,942 473,705
473,705
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Gold Pool, 30 Year , 5%, 1/01/39 .................. United States 38,828 38,999

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 15 Year , 3%, 10/01/37 ..................... United States 10,199,227 $ 9,531,108
FHLMC Pool, 15 Year , 3.5%, 10/01/37 .................... United States 10,456,174 9,969,327
19,539,434
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA , 4.462% - 5.349%, ( 3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................. United States 14,918 14,840
FNMA , 4.509% - 5.859%, ( COFI 11th District +/- MBS Margin),
12/01/25 - 12/01/36 ................................ United States 25,826 25,532
FNMA , 6.023%, ( 5-year CMT T-Note +/- MBS Margin), 2/01/30 . United States 11,708 11,697
FNMA , 6.35% - 6.58%, ( 1-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 4/01/28 - 7/01/34 ........ United States 20,111 20,104
FNMA , 6.05% - 7.305%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 8/01/37 ........ United States 305,275 305,387
FNMA , 6.244% - 7.529%, ( 12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ..................... United States 95,920 97,288
FNMA , 4.645% - 7.595%, ( 1-year CMT T-Note +/- MBS Margin),
5/01/26 - 4/01/40 .................................. United States 552,379 564,565
FNMA , 5.59% - 8%, ( 1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 11/01/32 - 2/01/44 ............ United States 2,813,072 2,878,456
3,917,869
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 15 Year , 3.5%, 10/01/25 ......................... United States 34,770 34,503
FNMA, 15 Year , 4%, 12/01/25 .......................... United States 48,883 48,563
FNMA, 15 Year , 4.5%, 6/01/25 ......................... United States 7,437 7,410
FNMA, 30 Year , 5%, 3/01/38 ........................... United States 5,704 5,716
96,192
p
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 4.625% - 4.875%, ( 1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................. United States 2,070 2,070
2,070
Total Mortgage-Backed Securities (Cost $ 24,075,412 ) ..........................
24,029,270
Municipal Bonds 0.9%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 4,780,000 4,394,042
New York 0.4%
Empire State Development Corp. ,
Revenue , 2019 B , ETM, 2.25% , 3/15/26 ................. United States 8,750,000 8,502,465
8,502,465
Texas 0.3%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ................................... United States 4,825,000 4,687,142
Total Municipal Bonds (Cost $ 18,134,426 ) ....................................
17,583,649
Residential Mortgage-Backed Securities 5.4%
Capital Markets 0.0%
†
j
Merrill Lynch Mortgage Investors Trust ,
2003-A , 1A , FRN , 5.592%, ( 1-month SOFR + 0.854% ), 3/25/28 United States 33,575 31,745

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Capital Markets (continued)
j
Merrill Lynch Mortgage Investors Trust, (continued)
2003-E , A1 , FRN , 5.472%, ( 1-month SOFR + 0.734% ),
10/25/28 ........................................ United States 108,739 $ 103,253
134,998
a a a a a a
Financial Services 5.4%
j
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
6.762%, ( 6-month SOFR + 2.428% ), 6/25/45 ............. United States 82,338 81,837
d ,o
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5%,
10/25/44 ........................................ United States 2,317,899 2,194,875
o
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 5.463%,
7/25/34 ......................................... United States 483,718 455,844
d ,o
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4%, 2/25/49 ......... United States 63,662 60,356
d ,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301%,
3/25/67 ......................................... United States 2,578,424 2,511,785
d ,j
Connecticut Avenue Securities Trust ,
2023-R08 , 1M1 , 144A, FRN , 6.357%, ( 30-day SOFR Average +
1.5% ), 10/25/43 ................................... United States 8,560,857 8,586,779
2024-R02 , 1M1 , 144A, FRN , 5.957%, ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 2,979,090 2,980,402
2024-R03 , 2M1 , 144A, FRN , 6.007%, ( 30-day SOFR Average +
2.3% ), 3/25/44 .................................... United States 3,163,753 3,167,918
2024-R05 , 2M1 , 144A, FRN , 5.857%, ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 2,302,399 2,303,400
2024-R06 , 1M1 , 144A, FRN , 5.907%, ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 1,967,391 1,968,755
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5%, 1/25/38 .................................. Switzerland 101,356 58,615
d ,o
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5%, 7/25/44 ...... United States 269,827 247,291
d ,j
FHLMC STACR REMIC Trust ,
2024-DNA3 , M1 , 144A, FRN , 6.027%, ( 30-day SOFR Average
+ 1% ), 10/25/44 ................................... United States 1,740,000 1,738,839
2024-HQA2 , M1 , 144A, FRN , 6.057%, ( 30-day SOFR Average
+ 1.2% ), 8/25/44 .................................. United States 8,592,626 8,604,621
j
FNMA Connecticut Avenue Securities ,
2015-C01 , 1M2 , FRN , 9.271%, ( 30-day SOFR Average +
4.414% ), 2/25/25 .................................. United States 1,111,883 1,120,523
2015-C02 , 1M2 , FRN , 8.971%, ( 30-day SOFR Average +
4.114% ), 5/25/25 .................................. United States 1,853,149 1,882,451
2015-C03 , 1M2 , FRN , 9.971%, ( 30-day SOFR Average +
5.114% ), 7/25/25 .................................. United States 1,971,732 2,016,515
2016-C01 , 1M2 , FRN , 11.721%, ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 340,088 355,496
2016-C01 , 2M2 , FRN , 11.921%, ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 1,129,941 1,186,744
o
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 6.61%, 1/25/35 United States 54,852 51,415
o
J.P. Morgan Mortgage Trust ,
2004-A1 , 5A1 , FRN , 6.24%, 2/25/34 .................... United States 15,400 15,468
d
2021-13 , A4 , 144A, FRN , 2.5%, 4/25/52 ................. United States 9,524,718 8,395,840
d
2021-15 , A4 , 144A, FRN , 2.5%, 6/25/52 ................. United States 1,882,655 1,646,314
d ,o
Mill City Mortgage Loan Trust ,
2018-1 , A1 , 144A, FRN , 3.25%, 5/25/62 ................. United States 1,854,725 1,825,153
2018-4 , A1B , 144A, FRN , 3.5%, 4/25/66 ................. United States 3,329,717 3,244,285
d ,j
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 6.207%, ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 3,527,948 3,529,972
j
New York Mortgage Trust , 2005-3 , M1 , FRN , 5.527%, ( 1-month
SOFR + 0.789% ), 2/25/36 ........................... United States 33,711 32,791

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
OBX Trust ,
j
2018-1 , A2 , 144A, FRN , 5.502%, ( 1-month SOFR + 0.764% ),
6/25/57 ......................................... United States 613,484 $ 602,242
o
2021-J3 , A4 , 144A, FRN , 2.5%, 10/25/51 ................ United States 1,625,742 1,427,990
2023-NQM10 , A1 , 144A, 6.465%, 10/25/63 .............. United States 4,828,915 4,869,254
d ,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5%, 2/20/49 .................................... United States 6,565,663 5,746,424
d ,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5%, 8/25/51 ......... United States 9,612,693 8,536,021
d ,j
Station Place Securitization Trust ,
2024-10 , A , 144A, FRN , 5.643%, ( 1-month SOFR + 0.9% ),
10/27/25 ........................................ United States 5,000,000 4,986,755
2024-2 , A , 144A, FRN , 5.643%, ( 1-month SOFR + 0.9% ),
6/22/25 ......................................... United States 5,000,000 5,008,296
j
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 5.592%,
( 1-month SOFR + 0.854% ), 9/25/34 .................... United States 208,588 191,778
d ,o
Towd Point Mortgage Trust ,
2018-4 , A1 , 144A, FRN , 3%, 6/25/58 ................... United States 7,446,938 6,953,058
2019-1 , A1 , 144A, FRN , 3.75%, 3/25/58 ................. United States 5,311,218 5,115,708
d ,o
Verus Securitization Trust , 2023-INV3 , A1 , 144A, FRN , 6.876%,
11/25/68 ........................................ United States 1,682,949 1,708,070
105,409,880
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 111,051,309 ) ..............
105,544,878
Agency Commercial Mortgage-Backed Securities 1.9%
Financial Services 1.9%
j
FHLMC ,
5438 , FB , FRN , 5.757%, ( 30-day SOFR Average + 0.9% ),
8/25/54 ......................................... United States 8,707,042 8,683,016
5438 , FC , FRN , 5.957%, ( 30-day SOFR Average + 1.1% ),
8/25/54 ......................................... United States 9,933,448 9,956,386
j
FNMA ,
2024-77 , FM , FRN , 6.101%, ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 10,000,000 9,953,778
2024-82 , FE , FRN , 6.282%, ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 9,900,000 9,856,604
38,449,784
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 38,520,595 ) .......
38,449,784
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 60,686 —
b
Mesquite Energy, Inc., Escrow Account ................... United States 1,900,000 38,000
Total Escrows and Litigation Trusts (Cost $ 1,838,967 ) .........................
38,000
Total Long Term Investments (Cost $ 1,949,900,204 ) ...........................
1,927,048,623
a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
q,r
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 39,511,981 $ 39,511,981
Total Money Market Funds (Cost $ 39,511,981 ) ................................
39,511,981
Principal
Amount
*
Repurchase Agreements 1.2%
s
Joint Repurchase Agreement , 4.829% , 11/01/24 (Maturity Value
$ 24,281,851 )
BNP Paribas Securities Corp. (Maturity Value $13,973,720)
Deutsche Bank Securities, Inc. (Maturity Value $7,513,533)
HSBC Securities (USA), Inc. (Maturity Value $2,794,598)
Collateralized by U.S. Government Agency Securities, 2.5%
- 5.5%, 5/15/27 - 12/20/52; U.S. Government Agency Strips,
8/15/34 - 8/15/51; U.S. Treasury Bills, 11/05/24 - 6/12/25; and
U.S. Treasury Notes, 3.75%, 12/31/28 (valued at $ 24,784,878 ) 24,278,595 24,278,595
Total Repurchase Agreements (Cost $ 24,278,595 ) .............................
24,278,595
Total Short Term Investments (Cost $ 63,790,576 ) ..............................
63,790,576
a
Total Investments (Cost $ 2,013,690,780 ) 100.9% ..............................
$1,990,839,199
Other Assets, less Liabilities (0.9) % .........................................
(18,722,356)
Net Assets 100.0% .........................................................
$1,972,116,843
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $598,155,108, representing 30.3% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
A portion or all of the security is on loan at October 31, 2024. See Note 1(g).
i
See Note 1(i) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
l
See Note 1(j) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(l).
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
See Note 3(f) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

,
At October 31, 2024, the Fund had the following marketplace loans outstanding. See Note 1(j).
Description
Principal
Amount Value
Marketplace Loans - 1.5%
Block, Inc.
6719031.SQ.FTS.B , Zero Cpn , 12/01/24 .. $ 39 $ 26
6725901.SQ.FTS.B , Zero Cpn , 12/03/24 .. 134 64
6726169.SQ.FTS.B , Zero Cpn , 12/04/24 .. 1,055 778
6728467.SQ.FTS.B , Zero Cpn , 12/05/24 .. 333 230
6728590.SQ.FTS.B , Zero Cpn , 12/05/24 .. 2,208 87
6729839.SQ.FTS.B , Zero Cpn , 12/05/24 .. 18,147 464
6731578.SQ.FTS.B , Zero Cpn , 12/06/24 .. 11,760 232
6731737.SQ.FTS.B , Zero Cpn , 12/06/24 .. 280 191
6733026.SQ.FTS.B , Zero Cpn , 12/06/24 .. 13,883 6,865
6733804.SQ.FTS.B , Zero Cpn , 12/07/24 .. 1,473 1,007
6736022.SQ.FTS.B , Zero Cpn , 12/07/24 .. 2,969 1,048
6740954.SQ.FTS.B , Zero Cpn , 12/08/24 .. 6,318 4,130
6742781.SQ.FTS.B , Zero Cpn , 12/08/24 .. 322 8
6742798.SQ.FTS.B , Zero Cpn , 12/08/24 .. 1,520 1,260
6745196.SQ.FTS.B , Zero Cpn , 12/09/24 .. 18,322 15,378
6747609.SQ.FTS.B , Zero Cpn , 12/11/24 .. 292 203
6747666.SQ.FTS.B , Zero Cpn , 12/11/24 .. 403 275
6749086.SQ.FTS.B , Zero Cpn , 12/12/24 .. 1,425 1,182
6752687.SQ.FTS.B , Zero Cpn , 12/13/24 .. 806 668
6753526.SQ.FTS.B , Zero Cpn , 12/13/24 .. 5,887 151
6755029.SQ.FTS.B , Zero Cpn , 12/13/24 .. 2,740 2,369
6762066.SQ.FTS.B , Zero Cpn , 12/15/24 .. 2,676 634
6762927.SQ.FTS.B , Zero Cpn , 12/15/24 .. 1,084 44
6764204.SQ.FTS.B , Zero Cpn , 12/15/24 .. 114 102
6764422.SQ.FTS.B , Zero Cpn , 12/15/24 .. 721 420
6764876.SQ.FTS.B , Zero Cpn , 12/15/24 .. 4,005 2,783
6765340.SQ.FTS.B , Zero Cpn , 12/15/24 .. 5,690 4,084
6766577.SQ.FTS.B , Zero Cpn , 12/16/24 .. 356 204
6767251.SQ.FTS.B , Zero Cpn , 12/16/24 .. 433 150
6767536.SQ.FTS.B , Zero Cpn , 12/16/24 .. 17,548 941
6767980.SQ.FTS.B , Zero Cpn , 12/16/24 .. 6,752 1,041
6768384.SQ.FTS.B , Zero Cpn , 12/16/24 .. 1,056 711
6768404.SQ.FTS.B , Zero Cpn , 12/16/24 .. 3,754 3,112
6769991.SQ.FTS.B , Zero Cpn , 12/18/24 .. 9,490 6,263
6770557.SQ.FTS.B , Zero Cpn , 12/19/24 .. 3,149 2,124
6771103.SQ.FTS.B , Zero Cpn , 12/19/24 .. 2,117 1,383
6771253.SQ.FTS.B , Zero Cpn , 12/19/24 .. 4,761 102
6772401.SQ.FTS.B , Zero Cpn , 12/20/24 .. 692 507
6773596.SQ.FTS.B , Zero Cpn , 12/20/24 .. 4,227 2,858
6776064.SQ.FTS.B , Zero Cpn , 12/21/24 .. 41,578 27,935
6777013.SQ.FTS.B , Zero Cpn , 12/21/24 .. 603 395
6777037.SQ.FTS.B , Zero Cpn , 12/21/24 .. 1,896 60
6777288.SQ.FTS.B , Zero Cpn , 12/21/24 .. 19,254 382
6777417.SQ.FTS.B , Zero Cpn , 12/21/24 .. 1,117 840
6777625.SQ.FTS.B , Zero Cpn , 12/21/24 .. 6,727 4,662
6780703.SQ.FTS.B , Zero Cpn , 12/22/24 .. 195 158
6781242.SQ.FTS.B , Zero Cpn , 12/22/24 .. 1,457 40
6781732.SQ.FTS.B , Zero Cpn , 12/22/24 .. 57 54
6782856.SQ.FTS.B , Zero Cpn , 12/22/24 .. 1,441 448
6785072.SQ.FTS.B , Zero Cpn , 12/23/24 .. 1,478 106
6785551.SQ.FTS.B , Zero Cpn , 12/23/24 .. 1,563 94
6786832.SQ.FTS.B , Zero Cpn , 12/25/24 .. 3,436 1,969
6788053.SQ.FTS.B , Zero Cpn , 12/26/24 .. 1,148 45
6793965.SQ.FTS.B , Zero Cpn , 12/27/24 .. 2,608 1,503
6795958.SQ.FTS.B , Zero Cpn , 12/28/24 .. 1,903 1,503
6796712.SQ.FTS.B , Zero Cpn , 12/28/24 .. 132 91
Description
Principal
Amount Value
Block, Inc. (continued)
6796725.SQ.FTS.B , Zero Cpn , 12/28/24 .. $ 13,083 $ 880
6797317.SQ.FTS.B , Zero Cpn , 12/28/24 .. 2,134 1,578
6805679.SQ.FTS.B , Zero Cpn , 12/30/24 .. 2,613 1,970
6806067.SQ.FTS.B , Zero Cpn , 12/30/24 .. 186 143
6808132.SQ.FTS.B , Zero Cpn , 1/01/25 ... 1,392 1,078
6808192.SQ.FTS.B , Zero Cpn , 1/01/25 ... 407 321
6808881.SQ.FTS.B , Zero Cpn , 1/01/25 ... 1,232 958
6809193.SQ.FTS.B , Zero Cpn , 1/02/25 ... 593 569
6809350.SQ.FTS.B , Zero Cpn , 1/02/25 ... 184 149
6809375.SQ.FTS.B , Zero Cpn , 1/02/25 ... 651 335
6809388.SQ.FTS.B , Zero Cpn , 1/02/25 ... 1,611 1,379
6809469.SQ.FTS.B , Zero Cpn , 1/02/25 ... 922 764
6809576.SQ.FTS.B , Zero Cpn , 1/02/25 ... 587 263
6813242.SQ.FTS.B , Zero Cpn , 1/04/25 ... 4,341 103
6813428.SQ.FTS.B , Zero Cpn , 1/04/25 ... 809 704
6813899.SQ.FTS.B , Zero Cpn , 1/04/25 ... 3,839 1,960
6815496.SQ.FTS.B , Zero Cpn , 1/05/25 ... 23,295 14,373
6816661.SQ.FTS.B , Zero Cpn , 1/05/25 ... 8,210 984
6820797.SQ.FTS.B , Zero Cpn , 1/06/25 ... 1,893 1,557
6821264.SQ.FTS.B , Zero Cpn , 1/06/25 ... 1,774 1,579
6822545.SQ.FTS.B , Zero Cpn , 1/07/25 ... 4 4
6823299.SQ.FTS.B , Zero Cpn , 1/07/25 ... 394 12
6826212.SQ.FTS.B , Zero Cpn , 1/08/25 ... 8,160 4,798
6826936.SQ.FTS.B , Zero Cpn , 1/09/25 ... 1,274 50
6827188.SQ.FTS.B , Zero Cpn , 1/09/25 ... 496 193
6828179.SQ.FTS.B , Zero Cpn , 1/10/25 ... 667 561
6828951.SQ.FTS.B , Zero Cpn , 1/10/25 ... 4,065 2,928
6829291.SQ.FTS.B , Zero Cpn , 1/10/25 ... 13,368 330
6839017.SQ.FTS.B , Zero Cpn , 1/13/25 ... 512 121
6842467.SQ.FTS.B , Zero Cpn , 1/14/25 ... 1,435 1,127
6849472.SQ.FTS.B , Zero Cpn , 1/17/25 ... 2,839 2,177
6850861.SQ.FTS.B , Zero Cpn , 1/18/25 ... 1,324 1,124
6853678.SQ.FTS.B , Zero Cpn , 1/19/25 ... 4,528 35
6854061.SQ.FTS.B , Zero Cpn , 1/19/25 ... 1,548 35
6854113.SQ.FTS.B , Zero Cpn , 1/19/25 ... 184 129
6854785.SQ.FTS.B , Zero Cpn , 1/19/25 ... 3,327 2,024
6854996.SQ.FTS.B , Zero Cpn , 1/19/25 ... 1,144 954
6855299.SQ.FTS.B , Zero Cpn , 1/19/25 ... 7,939 6,620
6856451.SQ.FTS.B , Zero Cpn , 1/19/25 ... 2,158 1,682
6858854.SQ.FTS.B , Zero Cpn , 1/20/25 ... 8,486 860
6860713.SQ.FTS.B , Zero Cpn , 1/20/25 ... 4,164 52
6860765.SQ.FTS.B , Zero Cpn , 1/20/25 ... 6,489 436
6862726.SQ.FTS.B , Zero Cpn , 1/21/25 ... 1,029 861
6864433.SQ.FTS.B , Zero Cpn , 1/21/25 ... 2,371 2,007
6865330.SQ.FTS.B , Zero Cpn , 1/23/25 ... 1,271 798
6865580.SQ.FTS.B , Zero Cpn , 1/23/25 ... 906 645
6867756.SQ.FTS.B , Zero Cpn , 1/24/25 ... 1,352 61
6868681.SQ.FTS.B , Zero Cpn , 1/24/25 ... 975 100
6868707.SQ.FTS.B , Zero Cpn , 1/24/25 ... 959 21
6869416.SQ.FTS.B , Zero Cpn , 1/24/25 ... 1,735 1,401
6871309.SQ.FTS.B , Zero Cpn , 1/25/25 ... 1,693 40
6872268.SQ.FTS.B , Zero Cpn , 1/25/25 ... 1,449 1,119
6874785.SQ.FTS.B , Zero Cpn , 1/26/25 ... 2,702 62
6878099.SQ.FTS.B , Zero Cpn , 1/27/25 ... 1,665 1,409
6878988.SQ.FTS.B , Zero Cpn , 1/27/25 ... 31,652 392
6879546.SQ.FTS.B , Zero Cpn , 1/27/25 ... 216 153

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6879790.SQ.FTS.B , Zero Cpn , 1/27/25 ... $ 3,495 $ 1,833
6881428.SQ.FTS.B , Zero Cpn , 1/28/25 ... 1,872 948
6884806.SQ.FTS.B , Zero Cpn , 1/30/25 ... 382 45
6885061.SQ.FTS.B , Zero Cpn , 1/30/25 ... 13,984 332
6886999.SQ.FTS.B , Zero Cpn , 1/31/25 ... 714 16
6887861.SQ.FTS.B , Zero Cpn , 1/31/25 ... 1,116 941
6888509.SQ.FTS.B , Zero Cpn , 1/31/25 ... 2,816 71
6888564.SQ.FTS.B , Zero Cpn , 1/31/25 ... 3,048 1,332
6890590.SQ.FTS.B , Zero Cpn , 2/01/25 ... 1,564 1,231
6890782.SQ.FTS.B , Zero Cpn , 2/01/25 ... 10,637 2,768
6892586.SQ.FTS.B , Zero Cpn , 2/01/25 ... 440 389
6892716.SQ.FTS.B , Zero Cpn , 2/02/25 ... 15,393 206
6893064.SQ.FTS.B , Zero Cpn , 2/02/25 ... 5,488 4,627
6893482.SQ.FTS.B , Zero Cpn , 2/02/25 ... 3,279 782
6893542.SQ.FTS.B , Zero Cpn , 2/02/25 ... 2,878 2,627
6894291.SQ.FTS.B , Zero Cpn , 2/02/25 ... 756 143
6895735.SQ.FTS.B , Zero Cpn , 2/02/25 ... 1,664 683
6897991.SQ.FTS.B , Zero Cpn , 2/03/25 ... 3,058 2,625
6901684.SQ.FTS.B , Zero Cpn , 2/04/25 ... 2,747 999
6903390.SQ.FTS.B , Zero Cpn , 2/04/25 ... 6,892 369
6903487.SQ.FTS.B , Zero Cpn , 2/04/25 ... 10,064 4,995
6905266.SQ.FTS.B , Zero Cpn , 2/06/25 ... 2,799 2,565
6905534.SQ.FTS.B , Zero Cpn , 2/06/25 ... 2,677 1,591
6906391.SQ.FTS.B , Zero Cpn , 2/07/25 ... 1,658 464
6906833.SQ.FTS.B , Zero Cpn , 2/07/25 ... 1,896 1,570
6906964.SQ.FTS.B , Zero Cpn , 2/07/25 ... 1,874 1,338
6907610.SQ.FTS.B , Zero Cpn , 2/07/25 ... 1,644 1,422
6909253.SQ.FTS.B , Zero Cpn , 2/08/25 ... 1,136 332
6910351.SQ.FTS.B , Zero Cpn , 2/08/25 ... 3,621 2,929
6910689.SQ.FTS.B , Zero Cpn , 2/08/25 ... 1,866 1,805
6911238.SQ.FTS.B , Zero Cpn , 2/08/25 ... 7,999 5,603
6912511.SQ.FTS.B , Zero Cpn , 2/09/25 ... 14,058 10,337
6916843.SQ.FTS.B , Zero Cpn , 2/10/25 ... 4,830 116
6917870.SQ.FTS.B , Zero Cpn , 2/10/25 ... 5,449 4,292
6918684.SQ.FTS.B , Zero Cpn , 2/10/25 ... 41,388 10,864
6919469.SQ.FTS.B , Zero Cpn , 2/11/25 ... 8,371 7,060
6919873.SQ.FTS.B , Zero Cpn , 2/11/25 ... 4,689 3,790
6920256.SQ.FTS.B , Zero Cpn , 2/11/25 ... 9,169 161
6920356.SQ.FTS.B , Zero Cpn , 2/11/25 ... 960 610
6922314.SQ.FTS.B , Zero Cpn , 2/14/25 ... 14,464 352
6923071.SQ.FTS.B , Zero Cpn , 2/14/25 ... 6,321 6,182
6933461.SQ.FTS.B , Zero Cpn , 2/17/25 ... 559 484
6935097.SQ.FTS.B , Zero Cpn , 2/17/25 ... 1,590 1,331
6935560.SQ.FTS.B , Zero Cpn , 2/17/25 ... 1,794 237
6936445.SQ.FTS.B , Zero Cpn , 2/17/25 ... 6,860 4,966
6936577.SQ.FTS.B , Zero Cpn , 2/17/25 ... 8,471 6,661
6936776.SQ.FTS.B , Zero Cpn , 2/17/25 ... 1,615 1,249
6938046.SQ.FTS.B , Zero Cpn , 2/18/25 ... 2,744 2,323
6938129.SQ.FTS.B , Zero Cpn , 2/18/25 ... 717 476
6938227.SQ.FTS.B , Zero Cpn , 2/18/25 ... 526 489
6939265.SQ.FTS.B , Zero Cpn , 2/18/25 ... 1,265 1,149
6939388.SQ.FTS.B , Zero Cpn , 2/18/25 ... 937 782
6941070.SQ.FTS.B , Zero Cpn , 2/18/25 ... 504 127
6941280.SQ.FTS.B , Zero Cpn , 2/19/25 ... 1,029 20
6941294.SQ.FTS.B , Zero Cpn , 2/19/25 ... 4,003 127
6941439.SQ.FTS.B , Zero Cpn , 2/19/25 ... 3,743 1,762
6941545.SQ.FTS.B , Zero Cpn , 2/19/25 ... 3,472 140
6942187.SQ.FTS.B , Zero Cpn , 2/20/25 ... 2,732 222
Description
Principal
Amount Value
Block, Inc. (continued)
6942465.SQ.FTS.B , Zero Cpn , 2/20/25 ... $ 2,417 $ 1,744
6943108.SQ.FTS.B , Zero Cpn , 2/21/25 ... 2,310 458
6944003.SQ.FTS.B , Zero Cpn , 2/21/25 ... 2,268 1,874
6944390.SQ.FTS.B , Zero Cpn , 2/21/25 ... 2,510 307
6944466.SQ.FTS.B , Zero Cpn , 2/21/25 ... 293 273
6946823.SQ.FTS.B , Zero Cpn , 2/22/25 ... 1,183 778
6948222.SQ.FTS.B , Zero Cpn , 2/22/25 ... 11,675 10,865
6949328.SQ.FTS.B , Zero Cpn , 2/22/25 ... 5,721 112
6950351.SQ.FTS.B , Zero Cpn , 2/23/25 ... 2,419 2,383
6952811.SQ.FTS.B , Zero Cpn , 2/23/25 ... 4,793 4,040
6955514.SQ.FTS.B , Zero Cpn , 2/24/25 ... 2,666 467
6955588.SQ.FTS.B , Zero Cpn , 2/24/25 ... 882 723
6955667.SQ.FTS.B , Zero Cpn , 2/24/25 ... 1,288 935
6957156.SQ.FTS.B , Zero Cpn , 2/24/25 ... 616 399
6957334.SQ.FTS.B , Zero Cpn , 2/24/25 ... 528 318
6957595.SQ.FTS.B , Zero Cpn , 2/24/25 ... 2,541 54
6958559.SQ.FTS.B , Zero Cpn , 2/25/25 ... 16,816 11,000
6960597.SQ.FTS.B , Zero Cpn , 2/25/25 ... 642 456
6960629.SQ.FTS.B , Zero Cpn , 2/25/25 ... 1,469 1,375
6961528.SQ.FTS.B , Zero Cpn , 2/25/25 ... 706 551
6961761.SQ.FTS.B , Zero Cpn , 2/25/25 ... 4,221 2,963
6962075.SQ.FTS.B , Zero Cpn , 2/25/25 ... 391 8
6963451.SQ.FTS.B , Zero Cpn , 2/27/25 ... 1,876 199
6963666.SQ.FTS.B , Zero Cpn , 2/27/25 ... 1,974 1,930
6964280.SQ.FTS.B , Zero Cpn , 2/28/25 ... 215 212
6964622.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,905 1,298
6964955.SQ.FTS.B , Zero Cpn , 2/28/25 ... 757 595
6965159.SQ.FTS.B , Zero Cpn , 2/28/25 ... 7,508 162
6965565.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,314 1,268
6965888.SQ.FTS.B , Zero Cpn , 2/28/25 ... 9,020 6,176
6966807.SQ.FTS.B , Zero Cpn , 2/28/25 ... 14,197 7,825
6967002.SQ.FTS.B , Zero Cpn , 2/28/25 ... 530 526
6967265.SQ.FTS.B , Zero Cpn , 2/28/25 ... 22,403 13,807
6969701.SQ.FTS.B , Zero Cpn , 2/28/25 ... 11,360 861
6970303.SQ.FTS.B , Zero Cpn , 2/28/25 ... 661 585
6971200.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,626 3,041
6971273.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,156 434
6972507.SQ.FTS.B , Zero Cpn , 2/28/25 ... 337 334
6973457.SQ.FTS.B , Zero Cpn , 2/28/25 ... 109 88
6973530.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,364 53
6977593.SQ.FTS.B , Zero Cpn , 2/28/25 ... 484 453
6977932.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,435 34
6979187.SQ.FTS.B , Zero Cpn , 2/28/25 ... 10,207 10,017
6980139.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,663 2,363
6982903.SQ.FTS.B , Zero Cpn , 3/01/25 ... 3,122 1,721
6983671.SQ.FTS.B , Zero Cpn , 3/01/25 ... 5,611 62
6983938.SQ.FTS.B , Zero Cpn , 3/01/25 ... 5,195 4,862
6984186.SQ.FTS.B , Zero Cpn , 3/01/25 ... 365 256
6985204.SQ.FTS.B , Zero Cpn , 3/02/25 ... 432 355
6985220.SQ.FTS.B , Zero Cpn , 3/02/25 ... 458 10
6985229.SQ.FTS.B , Zero Cpn , 3/02/25 ... 391 312
6985273.SQ.FTS.B , Zero Cpn , 3/02/25 ... 2,935 1,336
6985777.SQ.FTS.B , Zero Cpn , 3/03/25 ... 755 14
6986211.SQ.FTS.B , Zero Cpn , 3/03/25 ... 2,111 712
6986260.SQ.FTS.B , Zero Cpn , 3/04/25 ... 1,171 929
6986732.SQ.FTS.B , Zero Cpn , 3/04/25 ... 707 654
6986779.SQ.FTS.B , Zero Cpn , 3/04/25 ... 2,620 2,014
6987677.SQ.FTS.B , Zero Cpn , 3/05/25 ... 354 126

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6988972.SQ.FTS.B , Zero Cpn , 3/05/25 ... $ 1,504 $ 739
6989032.SQ.FTS.B , Zero Cpn , 3/05/25 ... 475 425
6990296.SQ.FTS.B , Zero Cpn , 3/05/25 ... 5,312 3,573
6990348.SQ.FTS.B , Zero Cpn , 3/05/25 ... 933 857
6991196.SQ.FTS.B , Zero Cpn , 3/06/25 ... 8,279 155
6991595.SQ.FTS.B , Zero Cpn , 3/06/25 ... 5,054 83
6992374.SQ.FTS.B , Zero Cpn , 3/06/25 ... 703 660
6992507.SQ.FTS.B , Zero Cpn , 3/06/25 ... 2,052 1,360
6993196.SQ.FTS.B , Zero Cpn , 3/06/25 ... 2,666 1,138
6995631.SQ.FTS.B , Zero Cpn , 3/07/25 ... 116 115
6996992.SQ.FTS.B , Zero Cpn , 3/07/25 ... 26,963 1,782
7000476.SQ.FTS.B , Zero Cpn , 3/08/25 ... 389 350
7001929.SQ.FTS.B , Zero Cpn , 3/08/25 ... 16,333 11,979
7002308.SQ.FTS.B , Zero Cpn , 3/09/25 ... 341 326
7002426.SQ.FTS.B , Zero Cpn , 3/09/25 ... 754 480
7002443.SQ.FTS.B , Zero Cpn , 3/09/25 ... 1,224 1,021
7002610.SQ.FTS.B , Zero Cpn , 3/09/25 ... 17,254 1,039
7004443.SQ.FTS.B , Zero Cpn , 3/11/25 ... 698 479
7005245.SQ.FTS.B , Zero Cpn , 3/11/25 ... 2,629 2,030
7005431.SQ.FTS.B , Zero Cpn , 3/11/25 ... 302 275
7005506.SQ.FTS.B , Zero Cpn , 3/11/25 ... 18,115 11,425
7007402.SQ.FTS.B , Zero Cpn , 3/11/25 ... 1,910 1,414
7008617.SQ.FTS.B , Zero Cpn , 3/12/25 ... 3,594 1,437
7009259.SQ.FTS.B , Zero Cpn , 3/12/25 ... 3,012 423
7010131.SQ.FTS.B , Zero Cpn , 3/12/25 ... 25,213 17,708
7010951.SQ.FTS.B , Zero Cpn , 3/13/25 ... 13,693 12,103
7012805.SQ.FTS.B , Zero Cpn , 3/13/25 ... 649 417
7016317.SQ.FTS.B , Zero Cpn , 3/14/25 ... 4,275 3,290
7019673.SQ.FTS.B , Zero Cpn , 3/14/25 ... 1,295 28
7019693.SQ.FTS.B , Zero Cpn , 3/14/25 ... 59 44
7021474.SQ.FTS.B , Zero Cpn , 3/15/25 ... 317 291
7023175.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,068 383
7024235.SQ.FTS.B , Zero Cpn , 3/15/25 ... 3,366 2,262
7024365.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,427 1,311
7025072.SQ.FTS.B , Zero Cpn , 3/16/25 ... 628 286
7025111.SQ.FTS.B , Zero Cpn , 3/16/25 ... 513 168
7025124.SQ.FTS.B , Zero Cpn , 3/16/25 ... 3,663 993
7025788.SQ.FTS.B , Zero Cpn , 3/17/25 ... 11,440 180
7025888.SQ.FTS.B , Zero Cpn , 3/17/25 ... 657 273
7026048.SQ.FTS.B , Zero Cpn , 3/17/25 ... 646 269
7026063.SQ.FTS.B , Zero Cpn , 3/17/25 ... 638 528
7027254.SQ.FTS.B , Zero Cpn , 3/18/25 ... 2,496 920
7027442.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,053 721
7027686.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,275 466
7028322.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,555 1,510
7028557.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,069 895
7028576.SQ.FTS.B , Zero Cpn , 3/18/25 ... 32 25
7028614.SQ.FTS.B , Zero Cpn , 3/18/25 ... 78 50
7032162.SQ.FTS.B , Zero Cpn , 3/19/25 ... 565 269
7035045.SQ.FTS.B , Zero Cpn , 3/20/25 ... 7,434 6,440
7039769.SQ.FTS.B , Zero Cpn , 3/21/25 ... 3,979 2,405
7039863.SQ.FTS.B , Zero Cpn , 3/21/25 ... 1,121 1,073
7039967.SQ.FTS.B , Zero Cpn , 3/21/25 ... 1,320 986
7040021.SQ.FTS.B , Zero Cpn , 3/21/25 ... 794 751
7040905.SQ.FTS.B , Zero Cpn , 3/21/25 ... 22,019 1,111
7041652.SQ.FTS.B , Zero Cpn , 3/21/25 ... 6,684 6,500
7043668.SQ.FTS.B , Zero Cpn , 3/21/25 ... 7,234 5,895
7047140.SQ.FTS.B , Zero Cpn , 3/23/25 ... 2,597 44
Description
Principal
Amount Value
Block, Inc. (continued)
7047161.SQ.FTS.B , Zero Cpn , 3/23/25 ... $ 8,927 $ 8,036
7047886.SQ.FTS.B , Zero Cpn , 3/23/25 ... 757 331
7048591.SQ.FTS.B , Zero Cpn , 3/24/25 ... 2,882 1,404
7048733.SQ.FTS.B , Zero Cpn , 3/24/25 ... 1,207 836
7050019.SQ.FTS.B , Zero Cpn , 3/25/25 ... 2,844 2,008
7050136.SQ.FTS.B , Zero Cpn , 3/25/25 ... 3,652 69
7050168.SQ.FTS.B , Zero Cpn , 3/25/25 ... 8,371 6,563
7050530.SQ.FTS.B , Zero Cpn , 3/25/25 ... 2,315 1,964
7050581.SQ.FTS.B , Zero Cpn , 3/25/25 ... 8,212 3,146
7050837.SQ.FTS.B , Zero Cpn , 3/25/25 ... 449 449
7051266.SQ.FTS.B , Zero Cpn , 3/25/25 ... 43 43
7051978.SQ.FTS.B , Zero Cpn , 3/25/25 ... 1,676 1,004
7052418.SQ.FTS.B , Zero Cpn , 3/25/25 ... 424 366
7052702.SQ.FTS.B , Zero Cpn , 3/26/25 ... 262 245
7053706.SQ.FTS.B , Zero Cpn , 3/26/25 ... 2,150 909
7053759.SQ.FTS.B , Zero Cpn , 3/26/25 ... 2,842 2,609
7054573.SQ.FTS.B , Zero Cpn , 3/26/25 ... 14,554 5,733
7055970.SQ.FTS.B , Zero Cpn , 3/27/25 ... 794 703
7056009.SQ.FTS.B , Zero Cpn , 3/27/25 ... 209 189
7056063.SQ.FTS.B , Zero Cpn , 3/27/25 ... 1,656 1,544
7057625.SQ.FTS.B , Zero Cpn , 3/27/25 ... 202 167
7057637.SQ.FTS.B , Zero Cpn , 3/27/25 ... 15,277 10,356
7058391.SQ.FTS.B , Zero Cpn , 3/27/25 ... 2,449 2,013
7058708.SQ.FTS.B , Zero Cpn , 3/27/25 ... 41 27
7062654.SQ.FTS.B , Zero Cpn , 3/28/25 ... 1,078 327
7062676.SQ.FTS.B , Zero Cpn , 3/28/25 ... 5,166 3,956
7064997.SQ.FTS.B , Zero Cpn , 3/29/25 ... 2,134 43
7065185.SQ.FTS.B , Zero Cpn , 3/29/25 ... 1,410 534
7066194.SQ.FTS.B , Zero Cpn , 3/29/25 ... 28,131 1,249
7067058.SQ.FTS.B , Zero Cpn , 3/29/25 ... 46 46
7068868.SQ.FTS.B , Zero Cpn , 3/30/25 ... 1,970 37
7068924.SQ.FTS.B , Zero Cpn , 3/30/25 ... 982 946
7069196.SQ.FTS.B , Zero Cpn , 4/01/25 ... 461 231
7071249.SQ.FTS.B , Zero Cpn , 4/02/25 ... 7,885 2,118
7071928.SQ.FTS.B , Zero Cpn , 4/02/25 ... 5,640 3,369
7073547.SQ.FTS.B , Zero Cpn , 4/02/25 ... 282 271
7073679.SQ.FTS.B , Zero Cpn , 4/02/25 ... 802 684
7075884.SQ.FTS.B , Zero Cpn , 4/03/25 ... 4,223 770
7076994.SQ.FTS.B , Zero Cpn , 4/03/25 ... 1,219 929
7077380.SQ.FTS.B , Zero Cpn , 4/03/25 ... 3,637 3,041
7077757.SQ.FTS.B , Zero Cpn , 4/03/25 ... 1,087 787
7078191.SQ.FTS.B , Zero Cpn , 4/04/25 ... 110 105
7078506.SQ.FTS.B , Zero Cpn , 4/04/25 ... 597 589
7078893.SQ.FTS.B , Zero Cpn , 4/04/25 ... 13,662 2,395
7085122.SQ.FTS.B , Zero Cpn , 4/05/25 ... 2,518 47
7088413.SQ.FTS.B , Zero Cpn , 4/05/25 ... 185 130
7089056.SQ.FTS.B , Zero Cpn , 4/06/25 ... 201 194
7092138.SQ.FTS.B , Zero Cpn , 4/06/25 ... 5,761 99
7093323.SQ.FTS.B , Zero Cpn , 4/08/25 ... 1,093 113
7094271.SQ.FTS.B , Zero Cpn , 4/09/25 ... 1,002 961
7094575.SQ.FTS.B , Zero Cpn , 4/09/25 ... 16,483 13,048
7097479.SQ.FTS.B , Zero Cpn , 4/10/25 ... 9,363 165
7098533.SQ.FTS.B , Zero Cpn , 4/10/25 ... 293 284
7099846.SQ.FTS.B , Zero Cpn , 4/11/25 ... 15,795 3,438
7101561.SQ.FTS.B , Zero Cpn , 4/11/25 ... 27,006 15,807
7102472.SQ.FTS.B , Zero Cpn , 4/11/25 ... 1,140 1,051
7102906.SQ.FTS.B , Zero Cpn , 4/11/25 ... 281 263
7105417.SQ.FTS.B , Zero Cpn , 4/12/25 ... 4,910 3,158

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7105598.SQ.FTS.B , Zero Cpn , 4/12/25 ... $ 546 $ 491
7106931.SQ.FTS.B , Zero Cpn , 4/12/25 ... 3,419 2,086
7107564.SQ.FTS.B , Zero Cpn , 4/12/25 ... 1,832 1,157
7108425.SQ.FTS.B , Zero Cpn , 4/12/25 ... 461 417
7109414.SQ.FTS.B , Zero Cpn , 4/13/25 ... 2,261 1,899
7112020.SQ.FTS.B , Zero Cpn , 4/14/25 ... 24,678 17,358
7112700.SQ.FTS.B , Zero Cpn , 4/14/25 ... 228 184
7113346.SQ.FTS.B , Zero Cpn , 4/15/25 ... 375 285
7113376.SQ.FTS.B , Zero Cpn , 4/15/25 ... 844 394
7115546.SQ.FTS.B , Zero Cpn , 4/16/25 ... 24,544 16,889
7117807.SQ.FTS.B , Zero Cpn , 4/17/25 ... 239 236
7118185.SQ.FTS.B , Zero Cpn , 4/17/25 ... 5,462 772
7119683.SQ.FTS.B , Zero Cpn , 4/17/25 ... 5,407 5,220
7120915.SQ.FTS.B , Zero Cpn , 4/17/25 ... 1,720 1,168
7121348.SQ.FTS.B , Zero Cpn , 4/17/25 ... 1,488 261
7122850.SQ.FTS.B , Zero Cpn , 4/18/25 ... 2,438 2,239
7124204.SQ.FTS.B , Zero Cpn , 4/18/25 ... 545 109
7124599.SQ.FTS.B , Zero Cpn , 4/18/25 ... 39,341 11,222
7126036.SQ.FTS.B , Zero Cpn , 4/18/25 ... 1,202 1,125
7128660.SQ.FTS.B , Zero Cpn , 4/19/25 ... 1,430 930
7128857.SQ.FTS.B , Zero Cpn , 4/19/25 ... 242 239
7132843.SQ.FTS.B , Zero Cpn , 4/19/25 ... 16,421 9,727
7133597.SQ.FTS.B , Zero Cpn , 4/19/25 ... 8,294 4,261
7134867.SQ.FTS.B , Zero Cpn , 4/19/25 ... 322 260
7135103.SQ.FTS.B , Zero Cpn , 4/19/25 ... 1,202 781
7135686.SQ.FTS.B , Zero Cpn , 4/19/25 ... 376 8
7135696.SQ.FTS.B , Zero Cpn , 4/19/25 ... 261 179
7135706.SQ.FTS.B , Zero Cpn , 4/19/25 ... 608 8
7136322.SQ.FTS.B , Zero Cpn , 4/20/25 ... 2,613 1,791
7140246.SQ.FTS.B , Zero Cpn , 4/20/25 ... 1,104 755
7141569.SQ.FTS.B , Zero Cpn , 4/21/25 ... 734 100
7141603.SQ.FTS.B , Zero Cpn , 4/21/25 ... 3,819 3,026
7142950.SQ.FTS.B , Zero Cpn , 4/22/25 ... 301 189
7144408.SQ.FTS.B , Zero Cpn , 4/23/25 ... 89 65
7146101.SQ.FTS.B , Zero Cpn , 4/23/25 ... 3,400 2,535
7146290.SQ.FTS.B , Zero Cpn , 4/23/25 ... 16 15
7147299.SQ.FTS.B , Zero Cpn , 4/23/25 ... 12,972 148
7150208.SQ.FTS.B , Zero Cpn , 4/24/25 ... 2,314 2,254
7152583.SQ.FTS.B , Zero Cpn , 4/25/25 ... 1,594 1,570
7153341.SQ.FTS.B , Zero Cpn , 4/25/25 ... 6,870 326
7154002.SQ.FTS.B , Zero Cpn , 4/25/25 ... 714 416
7154213.SQ.FTS.B , Zero Cpn , 4/25/25 ... 811 784
7160707.SQ.FTS.B , Zero Cpn , 4/27/25 ... 418 414
7160912.SQ.FTS.B , Zero Cpn , 4/27/25 ... 1,098 738
7161885.SQ.FTS.B , Zero Cpn , 4/27/25 ... 6,709 1,622
7162414.SQ.FTS.B , Zero Cpn , 4/27/25 ... 773 595
7163206.SQ.FTS.B , Zero Cpn , 4/27/25 ... 420 392
7163945.SQ.FTS.B , Zero Cpn , 4/27/25 ... 3,045 907
7164232.SQ.FTS.B , Zero Cpn , 4/28/25 ... 597 506
7164679.SQ.FTS.B , Zero Cpn , 4/28/25 ... 419 417
7164732.SQ.FTS.B , Zero Cpn , 4/28/25 ... 2,794 1,061
7165960.SQ.FTS.B , Zero Cpn , 4/29/25 ... 771 451
7168497.SQ.FTS.B , Zero Cpn , 4/30/25 ... 467 251
7169411.SQ.FTS.B , Zero Cpn , 4/30/25 ... 639 339
7169801.SQ.FTS.B , Zero Cpn , 4/30/25 ... 4,158 3,917
7170354.SQ.FTS.B , Zero Cpn , 4/30/25 ... 5,978 4,762
7171401.SQ.FTS.B , Zero Cpn , 4/30/25 ... 23 23
7172354.SQ.FTS.B , Zero Cpn , 4/30/25 ... 1,289 1,156
Description
Principal
Amount Value
Block, Inc. (continued)
7172761.SQ.FTS.B , Zero Cpn , 4/30/25 ... $ 10,257 $ 6,896
7173037.SQ.FTS.B , Zero Cpn , 4/30/25 ... 3,983 2,058
7174387.SQ.FTS.B , Zero Cpn , 5/01/25 ... 6,839 6,547
7175646.SQ.FTS.B , Zero Cpn , 5/01/25 ... 489 171
7180248.SQ.FTS.B , Zero Cpn , 5/02/25 ... 12,879 1,403
7181082.SQ.FTS.B , Zero Cpn , 5/02/25 ... 479 476
7183926.SQ.FTS.B , Zero Cpn , 5/03/25 ... 990 823
7185609.SQ.FTS.B , Zero Cpn , 5/03/25 ... 3,495 1,906
7186050.SQ.FTS.B , Zero Cpn , 5/03/25 ... 3,005 1,937
7186105.SQ.FTS.B , Zero Cpn , 5/03/25 ... 2,046 2,021
7186338.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,434 1,111
7187139.SQ.FTS.B , Zero Cpn , 5/03/25 ... 2,587 1,893
7187603.SQ.FTS.B , Zero Cpn , 5/04/25 ... 1,129 1,087
7188015.SQ.FTS.B , Zero Cpn , 5/04/25 ... 2,620 40
7188348.SQ.FTS.B , Zero Cpn , 5/04/25 ... 7,876 3,930
7188832.SQ.FTS.B , Zero Cpn , 5/05/25 ... 615 601
7189514.SQ.FTS.B , Zero Cpn , 5/06/25 ... 446 431
7190282.SQ.FTS.B , Zero Cpn , 5/06/25 ... 226 174
7191074.SQ.FTS.B , Zero Cpn , 5/06/25 ... 2,768 2,230
7191789.SQ.FTS.B , Zero Cpn , 5/06/25 ... 1,056 999
7192505.SQ.FTS.B , Zero Cpn , 5/06/25 ... 775 416
7193529.SQ.FTS.B , Zero Cpn , 5/06/25 ... 3,061 3,011
7196193.SQ.FTS.B , Zero Cpn , 5/07/25 ... 3,932 1,773
7197712.SQ.FTS.B , Zero Cpn , 5/08/25 ... 4,332 35
7198707.SQ.FTS.B , Zero Cpn , 5/08/25 ... 5,019 4,261
7199286.SQ.FTS.B , Zero Cpn , 5/08/25 ... 19,004 6,802
7199888.SQ.FTS.B , Zero Cpn , 5/08/25 ... 517 504
7199987.SQ.FTS.B , Zero Cpn , 5/08/25 ... 23 23
7200014.SQ.FTS.B , Zero Cpn , 5/08/25 ... 917 431
7200512.SQ.FTS.B , Zero Cpn , 5/08/25 ... 3,559 3,451
7201182.SQ.FTS.B , Zero Cpn , 5/08/25 ... 832 213
7203363.SQ.FTS.B , Zero Cpn , 5/09/25 ... 8,775 3,866
7203571.SQ.FTS.B , Zero Cpn , 5/09/25 ... 369 351
7204759.SQ.FTS.B , Zero Cpn , 5/09/25 ... 813 579
7205388.SQ.FTS.B , Zero Cpn , 5/09/25 ... 4,971 2,906
7205585.SQ.FTS.B , Zero Cpn , 5/09/25 ... 4,035 2,916
7205732.SQ.FTS.B , Zero Cpn , 5/09/25 ... 13,587 7,763
7206278.SQ.FTS.B , Zero Cpn , 5/09/25 ... 2,349 2,311
7206714.SQ.FTS.B , Zero Cpn , 5/09/25 ... 1,563 1,382
7209204.SQ.FTS.B , Zero Cpn , 5/10/25 ... 747 679
7210051.SQ.FTS.B , Zero Cpn , 5/10/25 ... 1,579 908
7210899.SQ.FTS.B , Zero Cpn , 5/11/25 ... 26,310 476
7211854.SQ.FTS.B , Zero Cpn , 5/12/25 ... 4,168 3,923
7212155.SQ.FTS.B , Zero Cpn , 5/12/25 ... 4,176 3,719
7212385.SQ.FTS.B , Zero Cpn , 5/12/25 ... 345 339
7212719.SQ.FTS.B , Zero Cpn , 5/13/25 ... 7,695 4,834
7215977.SQ.FTS.B , Zero Cpn , 5/13/25 ... 450 446
7216980.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,404 1,377
7217938.SQ.FTS.B , Zero Cpn , 5/14/25 ... 3,725 1,893
7218388.SQ.FTS.B , Zero Cpn , 5/14/25 ... 632 624
7219057.SQ.FTS.B , Zero Cpn , 5/14/25 ... 5,252 4,804
7219184.SQ.FTS.B , Zero Cpn , 5/14/25 ... 5,572 3,769
7219666.SQ.FTS.B , Zero Cpn , 5/14/25 ... 3,640 85
7220564.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,109 15
7220676.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,149 36
7221007.SQ.FTS.B , Zero Cpn , 5/15/25 ... 15,009 14,493
7221726.SQ.FTS.B , Zero Cpn , 5/15/25 ... 3,429 2,603
7222126.SQ.FTS.B , Zero Cpn , 5/15/25 ... 10,174 3,250

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7222571.SQ.FTS.B , Zero Cpn , 5/15/25 ... $ 1,606 $ 1,132
7224292.SQ.FTS.B , Zero Cpn , 5/15/25 ... 674 452
7224733.SQ.FTS.B , Zero Cpn , 5/15/25 ... 394 277
7227056.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,890 1,619
7227109.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,627 814
7227550.SQ.FTS.B , Zero Cpn , 5/16/25 ... 151 150
7227807.SQ.FTS.B , Zero Cpn , 5/16/25 ... 201 200
7227847.SQ.FTS.B , Zero Cpn , 5/16/25 ... 986 976
7228636.SQ.FTS.B , Zero Cpn , 5/16/25 ... 198 187
7229547.SQ.FTS.B , Zero Cpn , 5/16/25 ... 638 631
7229617.SQ.FTS.B , Zero Cpn , 5/16/25 ... 4,248 1,546
7229709.SQ.FTS.B , Zero Cpn , 5/16/25 ... 2,601 2,563
7230451.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,938 1,918
7231172.SQ.FTS.B , Zero Cpn , 5/17/25 ... 4,587 3,881
7232291.SQ.FTS.B , Zero Cpn , 5/17/25 ... 1,810 1,324
7232579.SQ.FTS.B , Zero Cpn , 5/17/25 ... 589 542
7234701.SQ.FTS.B , Zero Cpn , 5/18/25 ... 609 594
7234756.SQ.FTS.B , Zero Cpn , 5/18/25 ... 5,572 5,491
7237644.SQ.FTS.B , Zero Cpn , 5/20/25 ... 3,114 2,900
7238134.SQ.FTS.B , Zero Cpn , 5/20/25 ... 2,158 19
7239092.SQ.FTS.B , Zero Cpn , 5/20/25 ... 304 301
7239295.SQ.FTS.B , Zero Cpn , 5/20/25 ... 844 824
7239842.SQ.FTS.B , Zero Cpn , 5/20/25 ... 8,410 4,061
7240071.SQ.FTS.B , Zero Cpn , 5/20/25 ... 744 525
7240370.SQ.FTS.B , Zero Cpn , 5/20/25 ... 1,391 1,351
7242275.SQ.FTS.B , Zero Cpn , 5/21/25 ... 307 304
7242591.SQ.FTS.B , Zero Cpn , 5/21/25 ... 1,271 861
7243291.SQ.FTS.B , Zero Cpn , 5/21/25 ... 1,638 1,315
7243317.SQ.FTS.B , Zero Cpn , 5/21/25 ... 3,138 3,025
7243596.SQ.FTS.B , Zero Cpn , 5/21/25 ... 3,022 1,549
7244193.SQ.FTS.B , Zero Cpn , 5/21/25 ... 1,001 975
7244482.SQ.FTS.B , Zero Cpn , 5/21/25 ... 147 124
7247398.SQ.FTS.B , Zero Cpn , 5/22/25 ... 707 703
7248381.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,788 1,221
7248507.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,949 1,889
7249019.SQ.FTS.B , Zero Cpn , 5/22/25 ... 11,573 63
7251025.SQ.FTS.B , Zero Cpn , 5/22/25 ... 1,156 1,136
7251262.SQ.FTS.B , Zero Cpn , 5/22/25 ... 630 611
7251351.SQ.FTS.B , Zero Cpn , 5/23/25 ... 1,084 1,077
7251821.SQ.FTS.B , Zero Cpn , 5/23/25 ... 2,162 1,238
7251855.SQ.FTS.B , Zero Cpn , 5/23/25 ... 1,478 1,458
7251914.SQ.FTS.B , Zero Cpn , 5/23/25 ... 4,096 2,406
7251966.SQ.FTS.B , Zero Cpn , 5/23/25 ... 772 768
7254728.SQ.FTS.B , Zero Cpn , 5/25/25 ... 16,462 14,947
7254997.SQ.FTS.B , Zero Cpn , 5/25/25 ... 355 335
7255114.SQ.FTS.B , Zero Cpn , 5/25/25 ... 4,247 3,409
7255679.SQ.FTS.B , Zero Cpn , 5/25/25 ... 2,256 2,231
7256365.SQ.FTS.B , Zero Cpn , 5/26/25 ... 1,697 598
7256609.SQ.FTS.B , Zero Cpn , 5/26/25 ... 697 488
7256638.SQ.FTS.B , Zero Cpn , 5/26/25 ... 2,243 2,108
7256696.SQ.FTS.B , Zero Cpn , 5/26/25 ... 603 505
7256709.SQ.FTS.B , Zero Cpn , 5/26/25 ... 1,160 1,096
7257411.SQ.FTS.B , Zero Cpn , 5/27/25 ... 994 804
7257484.SQ.FTS.B , Zero Cpn , 5/27/25 ... 311 172
7259122.SQ.FTS.B , Zero Cpn , 5/27/25 ... 49 39
7262080.SQ.FTS.B , Zero Cpn , 5/28/25 ... 56,215 5,143
7264613.SQ.FTS.B , Zero Cpn , 5/29/25 ... 169 168
7264843.SQ.FTS.B , Zero Cpn , 5/29/25 ... 3,028 2,071
Description
Principal
Amount Value
Block, Inc. (continued)
7267389.SQ.FTS.B , Zero Cpn , 5/29/25 ... $ 686 $ 546
7269871.SQ.FTS.B , Zero Cpn , 5/30/25 ... 1,450 1,104
7269980.SQ.FTS.B , Zero Cpn , 5/30/25 ... 13,957 120
7272784.SQ.FTS.B , Zero Cpn , 5/30/25 ... 630 630
7275203.SQ.FTS.B , Zero Cpn , 6/01/25 ... 4,292 2,715
7275797.SQ.FTS.B , Zero Cpn , 6/01/25 ... 3,093 2,972
7276109.SQ.FTS.B , Zero Cpn , 6/01/25 ... 1,311 884
7276979.SQ.FTS.B , Zero Cpn , 6/01/25 ... 506 504
7277848.SQ.FTS.B , Zero Cpn , 6/02/25 ... 746 731
7277957.SQ.FTS.B , Zero Cpn , 6/02/25 ... 1,696 1,598
7278214.SQ.FTS.B , Zero Cpn , 6/02/25 ... 883 642
7278241.SQ.FTS.B , Zero Cpn , 6/02/25 ... 864 654
7278613.SQ.FTS.B , Zero Cpn , 6/03/25 ... 486 478
7278667.SQ.FTS.B , Zero Cpn , 6/03/25 ... 564 431
7278686.SQ.FTS.B , Zero Cpn , 6/03/25 ... 782 778
7278943.SQ.FTS.B , Zero Cpn , 6/03/25 ... 10,967 8,377
7281575.SQ.FTS.B , Zero Cpn , 6/04/25 ... 5,785 5,533
7282476.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,360 1,355
7283437.SQ.FTS.B , Zero Cpn , 6/04/25 ... 7,437 7,318
7284416.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,900 1,806
7284558.SQ.FTS.B , Zero Cpn , 6/05/25 ... 4,357 3,571
7285781.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,524 1,076
7286106.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,974 1,917
7286404.SQ.FTS.B , Zero Cpn , 6/05/25 ... 10,875 5,693
7286713.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,197 1,129
7287857.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,667 1,637
7288280.SQ.FTS.B , Zero Cpn , 6/06/25 ... 10,311 8,287
7289140.SQ.FTS.B , Zero Cpn , 6/06/25 ... 527 524
7289262.SQ.FTS.B , Zero Cpn , 6/06/25 ... 4,382 425
7289318.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,710 1,600
7289660.SQ.FTS.B , Zero Cpn , 6/06/25 ... 4,438 4,410
7290826.SQ.FTS.B , Zero Cpn , 6/06/25 ... 846 776
7290873.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,136 1,010
7290948.SQ.FTS.B , Zero Cpn , 6/06/25 ... 2,111 2,089
7295038.SQ.FTS.B , Zero Cpn , 6/07/25 ... 2,655 2,528
7296418.SQ.FTS.B , Zero Cpn , 6/07/25 ... 978 928
7296480.SQ.FTS.B , Zero Cpn , 6/07/25 ... 539 530
7296575.SQ.FTS.B , Zero Cpn , 6/07/25 ... 5,163 290
7297029.SQ.FTS.B , Zero Cpn , 6/07/25 ... 1,502 1,029
7298009.SQ.FTS.B , Zero Cpn , 6/08/25 ... 1,664 1,393
7299448.SQ.FTS.B , Zero Cpn , 6/08/25 ... 1,466 1,400
7301207.SQ.FTS.B , Zero Cpn , 6/08/25 ... 5,966 4,127
7301343.SQ.FTS.B , Zero Cpn , 6/08/25 ... 4,282 4,036
7301957.SQ.FTS.B , Zero Cpn , 6/09/25 ... 235 222
7302072.SQ.FTS.B , Zero Cpn , 6/09/25 ... 478 478
7303557.SQ.FTS.B , Zero Cpn , 6/10/25 ... 861 520
7303607.SQ.FTS.B , Zero Cpn , 6/10/25 ... 693 692
7305713.SQ.FTS.B , Zero Cpn , 6/11/25 ... 1,687 40
7306020.SQ.FTS.B , Zero Cpn , 6/11/25 ... 357 331
7306467.SQ.FTS.B , Zero Cpn , 6/11/25 ... 2,255 1,867
7306561.SQ.FTS.B , Zero Cpn , 6/11/25 ... 483 480
7306657.SQ.FTS.B , Zero Cpn , 6/11/25 ... 12,522 1,012
7308334.SQ.FTS.B , Zero Cpn , 6/12/25 ... 550 534
7308932.SQ.FTS.B , Zero Cpn , 6/12/25 ... 374 227
7309149.SQ.FTS.B , Zero Cpn , 6/12/25 ... 17,102 370
7313394.SQ.FTS.B , Zero Cpn , 6/12/25 ... 6,942 5,842
7313686.SQ.FTS.B , Zero Cpn , 6/12/25 ... 3,758 3,659
7313855.SQ.FTS.B , Zero Cpn , 6/12/25 ... 1,749 1,678

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7313947.SQ.FTS.B , Zero Cpn , 6/12/25 ... $ 722 $ 444
7313955.SQ.FTS.B , Zero Cpn , 6/12/25 ... 273 269
7313971.SQ.FTS.B , Zero Cpn , 6/12/25 ... 882 704
7314028.SQ.FTS.B , Zero Cpn , 6/12/25 ... 12,817 6,234
7315747.SQ.FTS.B , Zero Cpn , 6/13/25 ... 7,780 7,641
7316316.SQ.FTS.B , Zero Cpn , 6/13/25 ... 7,722 106
7317112.SQ.FTS.B , Zero Cpn , 6/13/25 ... 2,250 2,200
7317533.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,770 1,740
7320441.SQ.FTS.B , Zero Cpn , 6/14/25 ... 2,951 2,898
7321333.SQ.FTS.B , Zero Cpn , 6/14/25 ... 2,449 2,399
7326325.SQ.FTS.B , Zero Cpn , 6/15/25 ... 503 478
7326416.SQ.FTS.B , Zero Cpn , 6/15/25 ... 3,797 3,712
7326642.SQ.FTS.B , Zero Cpn , 6/15/25 ... 2,219 2,190
7326891.SQ.FTS.B , Zero Cpn , 6/15/25 ... 2,435 1,924
7327011.SQ.FTS.B , Zero Cpn , 6/15/25 ... 4,808 64
7328194.SQ.FTS.B , Zero Cpn , 6/16/25 ... 3,295 3,252
7329684.SQ.FTS.B , Zero Cpn , 6/17/25 ... 2,451 1,932
7332055.SQ.FTS.B , Zero Cpn , 6/18/25 ... 7,831 6,189
7332388.SQ.FTS.B , Zero Cpn , 6/18/25 ... 3,841 3,802
7333444.SQ.FTS.B , Zero Cpn , 6/18/25 ... 3,972 2,870
7334250.SQ.FTS.B , Zero Cpn , 6/18/25 ... 823 61
7334268.SQ.FTS.B , Zero Cpn , 6/18/25 ... 4,703 4,539
7334864.SQ.FTS.B , Zero Cpn , 6/19/25 ... 3,619 3,581
7335334.SQ.FTS.B , Zero Cpn , 6/19/25 ... 811 791
7335796.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,667 1,624
7335898.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,043 1,012
7335968.SQ.FTS.B , Zero Cpn , 6/19/25 ... 7,165 3,750
7336217.SQ.FTS.B , Zero Cpn , 6/19/25 ... 4,723 4,629
7336505.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,662 307
7336967.SQ.FTS.B , Zero Cpn , 6/19/25 ... 4,561 74
7338324.SQ.FTS.B , Zero Cpn , 6/20/25 ... 2,801 2,772
7338610.SQ.FTS.B , Zero Cpn , 6/20/25 ... 147 145
7338898.SQ.FTS.B , Zero Cpn , 6/20/25 ... 2,642 2,441
7340517.SQ.FTS.B , Zero Cpn , 6/20/25 ... 1,184 1,159
7340600.SQ.FTS.B , Zero Cpn , 6/20/25 ... 379 361
7340626.SQ.FTS.B , Zero Cpn , 6/20/25 ... 2,169 1,019
7340672.SQ.FTS.B , Zero Cpn , 6/20/25 ... 21,574 6,807
7344965.SQ.FTS.B , Zero Cpn , 6/21/25 ... 5,875 3,812
7345117.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,644 1,617
7345466.SQ.FTS.B , Zero Cpn , 6/21/25 ... 2,662 2,622
7347201.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,183 931
7347359.SQ.FTS.B , Zero Cpn , 6/21/25 ... 2,545 2,514
7347664.SQ.FTS.B , Zero Cpn , 6/21/25 ... 466 397
7347685.SQ.FTS.B , Zero Cpn , 6/21/25 ... 925 755
7348507.SQ.FTS.B , Zero Cpn , 6/22/25 ... 3,981 2,941
7350446.SQ.FTS.B , Zero Cpn , 6/22/25 ... 677 663
7351615.SQ.FTS.B , Zero Cpn , 6/23/25 ... 637 565
7351639.SQ.FTS.B , Zero Cpn , 6/23/25 ... 3,152 316
7351847.SQ.FTS.B , Zero Cpn , 6/23/25 ... 7,979 5,495
7351945.SQ.FTS.B , Zero Cpn , 6/23/25 ... 1,712 1,648
7352007.SQ.FTS.B , Zero Cpn , 6/23/25 ... 486 437
7352057.SQ.FTS.B , Zero Cpn , 6/23/25 ... 6,065 5,770
7352913.SQ.FTS.B , Zero Cpn , 6/24/25 ... 5,648 5,582
7353226.SQ.FTS.B , Zero Cpn , 6/24/25 ... 4,070 3,797
7353412.SQ.FTS.B , Zero Cpn , 6/25/25 ... 219 187
7353529.SQ.FTS.B , Zero Cpn , 6/25/25 ... 1,275 54
7353683.SQ.FTS.B , Zero Cpn , 6/25/25 ... 1,313 959
7353909.SQ.FTS.B , Zero Cpn , 6/25/25 ... 267 259
Description
Principal
Amount Value
Block, Inc. (continued)
7358768.SQ.FTS.B , Zero Cpn , 6/27/25 ... $ 470 $ 269
7359329.SQ.FTS.B , Zero Cpn , 6/27/25 ... 3,398 3,354
7360226.SQ.FTS.B , Zero Cpn , 6/27/25 ... 13,891 11,172
7360466.SQ.FTS.B , Zero Cpn , 6/27/25 ... 1,863 1,813
7361057.SQ.FTS.B , Zero Cpn , 6/27/25 ... 959 875
7361103.SQ.FTS.B , Zero Cpn , 6/27/25 ... 600 592
7364596.SQ.FTS.B , Zero Cpn , 6/28/25 ... 4,000 3,960
7365025.SQ.FTS.B , Zero Cpn , 6/28/25 ... 4,227 3,251
7365220.SQ.FTS.B , Zero Cpn , 6/28/25 ... 4,419 4,358
7366336.SQ.FTS.B , Zero Cpn , 6/28/25 ... 8,902 8,650
7367489.SQ.FTS.B , Zero Cpn , 6/29/25 ... 1,709 928
7370441.SQ.FTS.B , Zero Cpn , 6/30/25 ... 9,362 4,656
7370806.SQ.FTS.B , Zero Cpn , 6/30/25 ... 595 193
7370816.SQ.FTS.B , Zero Cpn , 6/30/25 ... 2,437 1,834
7371611.SQ.FTS.B , Zero Cpn , 6/30/25 ... 650 544
7371639.SQ.FTS.B , Zero Cpn , 6/30/25 ... 3,153 694
7371738.SQ.FTS.B , Zero Cpn , 6/30/25 ... 5,333 4,720
7371929.SQ.FTS.B , Zero Cpn , 7/01/25 ... 5,124 4,704
7372112.SQ.FTS.B , Zero Cpn , 7/01/25 ... 4,946 58
7372172.SQ.FTS.B , Zero Cpn , 7/01/25 ... 1,004 992
7372242.SQ.FTS.B , Zero Cpn , 7/01/25 ... 10,620 7,496
7372906.SQ.FTS.B , Zero Cpn , 7/02/25 ... 11,767 9,519
7373979.SQ.FTS.B , Zero Cpn , 7/02/25 ... 594 494
7374077.SQ.FTS.B , Zero Cpn , 7/02/25 ... 5,163 5,141
7375081.SQ.FTS.B , Zero Cpn , 7/02/25 ... 1,085 1,074
7375414.SQ.FTS.B , Zero Cpn , 7/02/25 ... 1,662 1,652
7377027.SQ.FTS.B , Zero Cpn , 7/03/25 ... 4,675 4,605
7377280.SQ.FTS.B , Zero Cpn , 7/03/25 ... 1,291 1,275
7377362.SQ.FTS.B , Zero Cpn , 7/03/25 ... 15,874 11,309
7378050.SQ.FTS.B , Zero Cpn , 7/03/25 ... 408 209
7378054.SQ.FTS.B , Zero Cpn , 7/03/25 ... 1,792 1,089
7378079.SQ.FTS.B , Zero Cpn , 7/03/25 ... 240 238
7378207.SQ.FTS.B , Zero Cpn , 7/03/25 ... 9,549 110
7378849.SQ.FTS.B , Zero Cpn , 7/03/25 ... 3,045 2,796
7380824.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,279 24
7381117.SQ.FTS.B , Zero Cpn , 7/04/25 ... 7,673 6,860
7381436.SQ.FTS.B , Zero Cpn , 7/04/25 ... 9,766 9,595
7382858.SQ.FTS.B , Zero Cpn , 7/04/25 ... 5,671 1,515
7383018.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,404 1,315
7383092.SQ.FTS.B , Zero Cpn , 7/04/25 ... 3,730 3,128
7384366.SQ.FTS.B , Zero Cpn , 7/05/25 ... 2,246 33
7384447.SQ.FTS.B , Zero Cpn , 7/05/25 ... 3,939 3,884
7385292.SQ.FTS.B , Zero Cpn , 7/05/25 ... 741 729
7385423.SQ.FTS.B , Zero Cpn , 7/05/25 ... 1,828 28
7386345.SQ.FTS.B , Zero Cpn , 7/05/25 ... 1,550 1,530
7386407.SQ.FTS.B , Zero Cpn , 7/05/25 ... 8,822 8,400
7387021.SQ.FTS.B , Zero Cpn , 7/06/25 ... 2,993 2,944
7387077.SQ.FTS.B , Zero Cpn , 7/06/25 ... 341 339
7387308.SQ.FTS.B , Zero Cpn , 7/06/25 ... 740 713
7387507.SQ.FTS.B , Zero Cpn , 7/06/25 ... 519 502
7387880.SQ.FTS.B , Zero Cpn , 7/07/25 ... 596 553
7387906.SQ.FTS.B , Zero Cpn , 7/07/25 ... 12,129 11,880
7388953.SQ.FTS.B , Zero Cpn , 7/08/25 ... 613 608
7389108.SQ.FTS.B , Zero Cpn , 7/08/25 ... 2,104 661
7389557.SQ.FTS.B , Zero Cpn , 7/08/25 ... 1,555 1,419
7389815.SQ.FTS.B , Zero Cpn , 7/08/25 ... 3,711 3,681
7390664.SQ.FTS.B , Zero Cpn , 7/08/25 ... 10,504 184
7390815.SQ.FTS.B , Zero Cpn , 7/08/25 ... 545 508

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7392105.SQ.FTS.B , Zero Cpn , 7/09/25 ... $ 1,634 $ 1,602
7394965.SQ.FTS.B , Zero Cpn , 7/10/25 ... 1,787 460
7395317.SQ.FTS.B , Zero Cpn , 7/10/25 ... 1,688 1,609
7395685.SQ.FTS.B , Zero Cpn , 7/10/25 ... 298 294
7395696.SQ.FTS.B , Zero Cpn , 7/10/25 ... 2,360 2,301
7395779.SQ.FTS.B , Zero Cpn , 7/10/25 ... 12,121 205
7395927.SQ.FTS.B , Zero Cpn , 7/10/25 ... 2,850 2,686
7396161.SQ.FTS.B , Zero Cpn , 7/10/25 ... 6,135 6,045
7396435.SQ.FTS.B , Zero Cpn , 7/10/25 ... 4,434 4,370
7396701.SQ.FTS.B , Zero Cpn , 7/10/25 ... 3,738 3,700
7400655.SQ.FTS.B , Zero Cpn , 7/11/25 ... 3,294 3,232
7401930.SQ.FTS.B , Zero Cpn , 7/11/25 ... 10,033 9,737
7403055.SQ.FTS.B , Zero Cpn , 7/11/25 ... 952 937
7403168.SQ.FTS.B , Zero Cpn , 7/11/25 ... 7,909 1,465
7403278.SQ.FTS.B , Zero Cpn , 7/11/25 ... 774 579
7403313.SQ.FTS.B , Zero Cpn , 7/11/25 ... 6,444 5,714
7403589.SQ.FTS.B , Zero Cpn , 7/12/25 ... 553 525
7404329.SQ.FTS.B , Zero Cpn , 7/12/25 ... 300 244
7404801.SQ.FTS.B , Zero Cpn , 7/12/25 ... 4,504 4,465
7405310.SQ.FTS.B , Zero Cpn , 7/12/25 ... 5,438 5,351
7406047.SQ.FTS.B , Zero Cpn , 7/12/25 ... 1,183 442
7406606.SQ.FTS.B , Zero Cpn , 7/13/25 ... 1,273 1,254
7406764.SQ.FTS.B , Zero Cpn , 7/13/25 ... 265 262
7407168.SQ.FTS.B , Zero Cpn , 7/14/25 ... 91 90
7407566.SQ.FTS.B , Zero Cpn , 7/14/25 ... 1,054 1,033
7407877.SQ.FTS.B , Zero Cpn , 7/15/25 ... 2,459 1,977
7407951.SQ.FTS.B , Zero Cpn , 7/15/25 ... 1,394 1,378
7408049.SQ.FTS.B , Zero Cpn , 7/15/25 ... 1,733 801
7408322.SQ.FTS.B , Zero Cpn , 7/15/25 ... 8,489 155
7408433.SQ.FTS.B , Zero Cpn , 7/15/25 ... 4,290 4,156
7408612.SQ.FTS.B , Zero Cpn , 7/15/25 ... 5,338 5,138
7408819.SQ.FTS.B , Zero Cpn , 7/15/25 ... 8,392 8,280
7410237.SQ.FTS.B , Zero Cpn , 7/16/25 ... 6,288 6,252
7410973.SQ.FTS.B , Zero Cpn , 7/16/25 ... 396 321
7410978.SQ.FTS.B , Zero Cpn , 7/16/25 ... 1,609 25
7412311.SQ.FTS.B , Zero Cpn , 7/17/25 ... 3,183 3,149
7416169.SQ.FTS.B , Zero Cpn , 7/18/25 ... 286 233
7416426.SQ.FTS.B , Zero Cpn , 7/18/25 ... 6,120 6,046
7417471.SQ.FTS.B , Zero Cpn , 7/18/25 ... 6,776 6,684
7419185.SQ.FTS.B , Zero Cpn , 7/18/25 ... 389 382
7419216.SQ.FTS.B , Zero Cpn , 7/19/25 ... 247 243
7419424.SQ.FTS.B , Zero Cpn , 7/19/25 ... 450 278
7420525.SQ.FTS.B , Zero Cpn , 7/19/25 ... 2,659 2,618
7420694.SQ.FTS.B , Zero Cpn , 7/19/25 ... 472 466
7420730.SQ.FTS.B , Zero Cpn , 7/19/25 ... 2,180 2,150
7420849.SQ.FTS.B , Zero Cpn , 7/19/25 ... 2,331 1,499
7421564.SQ.FTS.B , Zero Cpn , 7/19/25 ... 672 657
7421734.SQ.FTS.B , Zero Cpn , 7/19/25 ... 2,939 2,856
7421867.SQ.FTS.B , Zero Cpn , 7/19/25 ... 5,239 5,168
7422477.SQ.FTS.B , Zero Cpn , 7/20/25 ... 13,787 13,391
7423331.SQ.FTS.B , Zero Cpn , 7/21/25 ... 654 577
7423619.SQ.FTS.B , Zero Cpn , 7/21/25 ... 4,686 3,151
7423709.SQ.FTS.B , Zero Cpn , 7/21/25 ... 18,721 8,287
7424760.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,087 1,956
7425251.SQ.FTS.B , Zero Cpn , 7/22/25 ... 6,957 6,635
7425552.SQ.FTS.B , Zero Cpn , 7/22/25 ... 7,179 7,079
7425958.SQ.FTS.B , Zero Cpn , 7/22/25 ... 1,114 1,103
7428018.SQ.FTS.B , Zero Cpn , 7/23/25 ... 383 378
Description
Principal
Amount Value
Block, Inc. (continued)
7428131.SQ.FTS.B , Zero Cpn , 7/23/25 ... $ 4,826 $ 4,711
7428719.SQ.FTS.B , Zero Cpn , 7/23/25 ... 1,058 1,035
7428795.SQ.FTS.B , Zero Cpn , 7/23/25 ... 1,238 1,223
7429325.SQ.FTS.B , Zero Cpn , 7/23/25 ... 16,682 16,436
7430454.SQ.FTS.B , Zero Cpn , 7/23/25 ... 6,473 6,304
7430607.SQ.FTS.B , Zero Cpn , 7/24/25 ... 147 139
7430709.SQ.FTS.B , Zero Cpn , 7/24/25 ... 2,720 2,681
7432156.SQ.FTS.B , Zero Cpn , 7/24/25 ... 1,884 1,703
7432388.SQ.FTS.B , Zero Cpn , 7/24/25 ... 19,606 18,909
7433191.SQ.FTS.B , Zero Cpn , 7/24/25 ... 2,986 2,914
7433364.SQ.FTS.B , Zero Cpn , 7/24/25 ... 3,743 3,690
7435620.SQ.FTS.B , Zero Cpn , 7/25/25 ... 1,644 1,634
7436008.SQ.FTS.B , Zero Cpn , 7/25/25 ... 2,716 2,386
7436351.SQ.FTS.B , Zero Cpn , 7/25/25 ... 9,358 7,382
7436900.SQ.FTS.B , Zero Cpn , 7/25/25 ... 723 717
7437084.SQ.FTS.B , Zero Cpn , 7/25/25 ... 3,162 3,094
7437649.SQ.FTS.B , Zero Cpn , 7/25/25 ... 557 548
7437785.SQ.FTS.B , Zero Cpn , 7/25/25 ... 67 60
7437813.SQ.FTS.B , Zero Cpn , 7/25/25 ... 4,244 4,181
7439576.SQ.FTS.B , Zero Cpn , 7/26/25 ... 509 505
7439758.SQ.FTS.B , Zero Cpn , 7/26/25 ... 5,598 5,338
7441240.SQ.FTS.B , Zero Cpn , 7/26/25 ... 3,304 1,436
7442087.SQ.FTS.B , Zero Cpn , 7/27/25 ... 681 118
7442111.SQ.FTS.B , Zero Cpn , 7/27/25 ... 1,221 1,189
7442139.SQ.FTS.B , Zero Cpn , 7/27/25 ... 1,986 1,962
7442207.SQ.FTS.B , Zero Cpn , 7/27/25 ... 663 618
7442292.SQ.FTS.B , Zero Cpn , 7/27/25 ... 635 573
7442460.SQ.FTS.B , Zero Cpn , 7/27/25 ... 1,345 1,326
7442721.SQ.FTS.B , Zero Cpn , 7/27/25 ... 3,580 3,536
7443306.SQ.FTS.B , Zero Cpn , 7/28/25 ... 583 263
7444503.SQ.FTS.B , Zero Cpn , 7/29/25 ... 502 282
7444720.SQ.FTS.B , Zero Cpn , 7/29/25 ... 3,423 3,369
7445467.SQ.FTS.B , Zero Cpn , 7/29/25 ... 2,545 2,495
7445933.SQ.FTS.B , Zero Cpn , 7/29/25 ... 6,230 6,084
7446295.SQ.FTS.B , Zero Cpn , 7/29/25 ... 1,080 1,041
7447150.SQ.FTS.B , Zero Cpn , 7/29/25 ... 3,933 2,041
7447224.SQ.FTS.B , Zero Cpn , 7/29/25 ... 2,611 2,584
7448498.SQ.FTS.B , Zero Cpn , 7/30/25 ... 1,190 1,159
7449478.SQ.FTS.B , Zero Cpn , 7/30/25 ... 5,765 5,652
7449786.SQ.FTS.B , Zero Cpn , 7/30/25 ... 20,065 19,344
7450900.SQ.FTS.B , Zero Cpn , 7/30/25 ... 4,055 2,600
7451086.SQ.FTS.B , Zero Cpn , 7/31/25 ... 554 550
7451494.SQ.FTS.B , Zero Cpn , 7/31/25 ... 8,031 7,718
7452521.SQ.FTS.B , Zero Cpn , 7/31/25 ... 1,091 1,079
7452636.SQ.FTS.B , Zero Cpn , 7/31/25 ... 173 172
7456414.SQ.FTS.B , Zero Cpn , 8/01/25 ... 202 202
7456651.SQ.FTS.B , Zero Cpn , 8/01/25 ... 4,007 3,942
7458239.SQ.FTS.B , Zero Cpn , 8/01/25 ... 58 56
7458333.SQ.FTS.B , Zero Cpn , 8/01/25 ... 2,405 2,396
7458973.SQ.FTS.B , Zero Cpn , 8/01/25 ... 7,769 7,652
7459404.SQ.FTS.B , Zero Cpn , 8/01/25 ... 3,351 3,209
7459742.SQ.FTS.B , Zero Cpn , 8/01/25 ... 791 781
7460066.SQ.FTS.B , Zero Cpn , 8/02/25 ... 55 52
7460161.SQ.FTS.B , Zero Cpn , 8/02/25 ... 9,127 8,829
7461251.SQ.FTS.B , Zero Cpn , 8/02/25 ... 4,097 4,021
7461437.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,386 1,361
7461507.SQ.FTS.B , Zero Cpn , 8/02/25 ... 21,883 4,724
7462684.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,542 1,511

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7462730.SQ.FTS.B , Zero Cpn , 8/03/25 ... $ 2,685 $ 2,634
7462964.SQ.FTS.B , Zero Cpn , 8/03/25 ... 785 728
7463345.SQ.FTS.B , Zero Cpn , 8/03/25 ... 3,790 3,665
7463744.SQ.FTS.B , Zero Cpn , 8/04/25 ... 3,164 2,214
7463823.SQ.FTS.B , Zero Cpn , 8/04/25 ... 8,808 8,665
7465040.SQ.FTS.B , Zero Cpn , 8/05/25 ... 4,805 4,678
7466589.SQ.FTS.B , Zero Cpn , 8/05/25 ... 7,091 159
7466750.SQ.FTS.B , Zero Cpn , 8/05/25 ... 5,048 3,566
7466901.SQ.FTS.B , Zero Cpn , 8/05/25 ... 7,376 3,856
7467621.SQ.FTS.B , Zero Cpn , 8/05/25 ... 3,092 2,486
7467729.SQ.FTS.B , Zero Cpn , 8/05/25 ... 8,798 8,183
7468449.SQ.FTS.B , Zero Cpn , 8/05/25 ... 885 534
7468744.SQ.FTS.B , Zero Cpn , 8/06/25 ... 1,228 1,188
7468884.SQ.FTS.B , Zero Cpn , 8/06/25 ... 7,354 7,215
7469581.SQ.FTS.B , Zero Cpn , 8/06/25 ... 2,510 2,479
7469860.SQ.FTS.B , Zero Cpn , 8/06/25 ... 5,369 1,138
7471835.SQ.FTS.B , Zero Cpn , 8/07/25 ... 1,794 1,773
7472249.SQ.FTS.B , Zero Cpn , 8/07/25 ... 1,486 1,460
7472376.SQ.FTS.B , Zero Cpn , 8/07/25 ... 3,327 2,774
7472512.SQ.FTS.B , Zero Cpn , 8/07/25 ... 1,589 1,546
7472610.SQ.FTS.B , Zero Cpn , 8/07/25 ... 16,438 15,746
7473221.SQ.FTS.B , Zero Cpn , 8/07/25 ... 10,644 10,535
7474077.SQ.FTS.B , Zero Cpn , 8/07/25 ... 1,440 1,336
7474120.SQ.FTS.B , Zero Cpn , 8/07/25 ... 356 353
7474154.SQ.FTS.B , Zero Cpn , 8/07/25 ... 3,434 3,395
7477274.SQ.FTS.B , Zero Cpn , 8/08/25 ... 795 787
7478174.SQ.FTS.B , Zero Cpn , 8/08/25 ... 2,698 2,514
7478333.SQ.FTS.B , Zero Cpn , 8/08/25 ... 3,846 3,347
7478441.SQ.FTS.B , Zero Cpn , 8/08/25 ... 1,700 1,489
7478694.SQ.FTS.B , Zero Cpn , 8/08/25 ... 7,931 4,065
7478989.SQ.FTS.B , Zero Cpn , 8/08/25 ... 1,336 1,214
7479216.SQ.FTS.B , Zero Cpn , 8/08/25 ... 1,474 1,393
7479263.SQ.FTS.B , Zero Cpn , 8/08/25 ... 365 363
7479344.SQ.FTS.B , Zero Cpn , 8/08/25 ... 7,985 7,889
7480144.SQ.FTS.B , Zero Cpn , 8/09/25 ... 3,049 2,874
7480372.SQ.FTS.B , Zero Cpn , 8/09/25 ... 1,429 1,388
7481211.SQ.FTS.B , Zero Cpn , 8/09/25 ... 6,637 6,527
7481878.SQ.FTS.B , Zero Cpn , 8/09/25 ... 3,257 1,256
7481933.SQ.FTS.B , Zero Cpn , 8/09/25 ... 2,463 2,240
7482085.SQ.FTS.B , Zero Cpn , 8/09/25 ... 6,559 6,419
7483153.SQ.FTS.B , Zero Cpn , 8/09/25 ... 1,034 718
7483263.SQ.FTS.B , Zero Cpn , 8/10/25 ... 1,575 1,556
7483780.SQ.FTS.B , Zero Cpn , 8/10/25 ... 3,621 3,542
7484036.SQ.FTS.B , Zero Cpn , 8/11/25 ... 1,055 1,042
7484169.SQ.FTS.B , Zero Cpn , 8/11/25 ... 9,733 613
7484424.SQ.FTS.B , Zero Cpn , 8/11/25 ... 3,461 3,363
7484541.SQ.FTS.B , Zero Cpn , 8/11/25 ... 646 397
7484552.SQ.FTS.B , Zero Cpn , 8/11/25 ... 2,107 2,016
7484605.SQ.FTS.B , Zero Cpn , 8/11/25 ... 3,161 887
7485016.SQ.FTS.B , Zero Cpn , 8/12/25 ... 3,025 2,948
7485234.SQ.FTS.B , Zero Cpn , 8/12/25 ... 919 912
7486242.SQ.FTS.B , Zero Cpn , 8/12/25 ... 2,778 2,095
7486336.SQ.FTS.B , Zero Cpn , 8/12/25 ... 170 169
7486613.SQ.FTS.B , Zero Cpn , 8/12/25 ... 282 280
7486722.SQ.FTS.B , Zero Cpn , 8/12/25 ... 7,485 7,406
7487324.SQ.FTS.B , Zero Cpn , 8/12/25 ... 1,418 1,185
7487387.SQ.FTS.B , Zero Cpn , 8/12/25 ... 4,558 2,755
7487544.SQ.FTS.B , Zero Cpn , 8/12/25 ... 1,821 1,640
Description
Principal
Amount Value
Block, Inc. (continued)
7487594.SQ.FTS.B , Zero Cpn , 8/12/25 ... $ 14,980 $ 14,477
7488106.SQ.FTS.B , Zero Cpn , 8/12/25 ... 1,781 1,732
7488183.SQ.FTS.B , Zero Cpn , 8/12/25 ... 11,658 11,354
7489538.SQ.FTS.B , Zero Cpn , 8/13/25 ... 766 761
7489754.SQ.FTS.B , Zero Cpn , 8/13/25 ... 12,722 8,397
7490122.SQ.FTS.B , Zero Cpn , 8/13/25 ... 2,071 2,047
7490950.SQ.FTS.B , Zero Cpn , 8/13/25 ... 8,727 8,148
7491300.SQ.FTS.B , Zero Cpn , 8/13/25 ... 2,993 2,808
7492025.SQ.FTS.B , Zero Cpn , 8/14/25 ... 7,404 7,227
7493488.SQ.FTS.B , Zero Cpn , 8/14/25 ... 2,589 2,490
7493584.SQ.FTS.B , Zero Cpn , 8/14/25 ... 316 310
7493697.SQ.FTS.B , Zero Cpn , 8/14/25 ... 3,825 3,631
7493814.SQ.FTS.B , Zero Cpn , 8/14/25 ... 11,796 11,651
7494567.SQ.FTS.B , Zero Cpn , 8/14/25 ... 2,772 2,525
7500308.SQ.FTS.B , Zero Cpn , 8/15/25 ... 578 461
7500332.SQ.FTS.B , Zero Cpn , 8/15/25 ... 228 226
7500402.SQ.FTS.B , Zero Cpn , 8/15/25 ... 6,140 6,056
7501008.SQ.FTS.B , Zero Cpn , 8/15/25 ... 3,125 2,655
7501281.SQ.FTS.B , Zero Cpn , 8/15/25 ... 4,075 3,946
7503000.SQ.FTS.B , Zero Cpn , 8/15/25 ... 3,524 3,433
7503521.SQ.FTS.B , Zero Cpn , 8/15/25 ... 2,417 2,393
7503865.SQ.FTS.B , Zero Cpn , 8/15/25 ... 763 439
7504027.SQ.FTS.B , Zero Cpn , 8/15/25 ... 605 601
7504169.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,659 1,637
7504276.SQ.FTS.B , Zero Cpn , 8/15/25 ... 4,128 4,056
7505700.SQ.FTS.B , Zero Cpn , 8/16/25 ... 7,946 7,738
7506333.SQ.FTS.B , Zero Cpn , 8/16/25 ... 528 191
7506448.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,089 2,049
7506796.SQ.FTS.B , Zero Cpn , 8/16/25 ... 4,239 4,100
7507080.SQ.FTS.B , Zero Cpn , 8/16/25 ... 9,937 9,780
7507904.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,573 2,393
7508579.SQ.FTS.B , Zero Cpn , 8/16/25 ... 21,938 17,379
7508908.SQ.FTS.B , Zero Cpn , 8/17/25 ... 8,053 7,923
7509291.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,453 948
7509314.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,082 969
7509746.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,029 12
7509762.SQ.FTS.B , Zero Cpn , 8/17/25 ... 2,627 2,578
7510205.SQ.FTS.B , Zero Cpn , 8/18/25 ... 5,347 5,187
7510363.SQ.FTS.B , Zero Cpn , 8/18/25 ... 5,208 5,115
7510776.SQ.FTS.B , Zero Cpn , 8/18/25 ... 4,303 3,528
7510974.SQ.FTS.B , Zero Cpn , 8/18/25 ... 4,587 4,456
7511163.SQ.FTS.B , Zero Cpn , 8/19/25 ... 1,515 1,469
7511957.SQ.FTS.B , Zero Cpn , 8/19/25 ... 31,308 22,478
7514156.SQ.FTS.B , Zero Cpn , 8/20/25 ... 20,248 19,864
7515364.SQ.FTS.B , Zero Cpn , 8/20/25 ... 2,290 1,831
7515523.SQ.FTS.B , Zero Cpn , 8/20/25 ... 3,891 3,763
7516201.SQ.FTS.B , Zero Cpn , 8/20/25 ... 2,217 2,132
7516400.SQ.FTS.B , Zero Cpn , 8/20/25 ... 10,284 8,210
7516578.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,452 1,417
7516624.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,678 916
7516976.SQ.FTS.B , Zero Cpn , 8/21/25 ... 500 496
7517203.SQ.FTS.B , Zero Cpn , 8/21/25 ... 4,235 4,146
7517496.SQ.FTS.B , Zero Cpn , 8/21/25 ... 6,458 5,304
7517851.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,014 744
7518333.SQ.FTS.B , Zero Cpn , 8/21/25 ... 2,991 2,930
7518420.SQ.FTS.B , Zero Cpn , 8/21/25 ... 2,760 2,742
7518814.SQ.FTS.B , Zero Cpn , 8/21/25 ... 5,060 3,411
7519122.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,794 1,777

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7519415.SQ.FTS.B , Zero Cpn , 8/21/25 ... $ 15,288 $ 14,854
7519904.SQ.FTS.B , Zero Cpn , 8/21/25 ... 6,112 6,053
7522073.SQ.FTS.B , Zero Cpn , 8/22/25 ... 1,553 1,527
7523372.SQ.FTS.B , Zero Cpn , 8/22/25 ... 4,390 4,327
7526371.SQ.FTS.B , Zero Cpn , 8/23/25 ... 308 303
7526405.SQ.FTS.B , Zero Cpn , 8/23/25 ... 4,492 4,278
7526695.SQ.FTS.B , Zero Cpn , 8/23/25 ... 2,588 2,532
7527457.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,278 1,094
7527927.SQ.FTS.B , Zero Cpn , 8/23/25 ... 3,878 3,589
7529363.SQ.FTS.B , Zero Cpn , 8/23/25 ... 3,174 3,121
7529550.SQ.FTS.B , Zero Cpn , 8/23/25 ... 2,772 2,536
7529694.SQ.FTS.B , Zero Cpn , 8/24/25 ... 3,178 2,897
7529889.SQ.FTS.B , Zero Cpn , 8/24/25 ... 6,592 5,836
7530054.SQ.FTS.B , Zero Cpn , 8/24/25 ... 224 223
7530073.SQ.FTS.B , Zero Cpn , 8/24/25 ... 3,686 1,289
7530208.SQ.FTS.B , Zero Cpn , 8/24/25 ... 1,972 1,951
7530311.SQ.FTS.B , Zero Cpn , 8/25/25 ... 494 491
7530538.SQ.FTS.B , Zero Cpn , 8/25/25 ... 3,543 3,452
7530748.SQ.FTS.B , Zero Cpn , 8/25/25 ... 9,629 8,213
7530940.SQ.FTS.B , Zero Cpn , 8/25/25 ... 1,322 161
7531063.SQ.FTS.B , Zero Cpn , 8/25/25 ... 2,537 2,497
7531240.SQ.FTS.B , Zero Cpn , 8/25/25 ... 1,678 1,018
7531544.SQ.FTS.B , Zero Cpn , 8/26/25 ... 500 491
7531841.SQ.FTS.B , Zero Cpn , 8/26/25 ... 7,173 5,611
7532901.SQ.FTS.B , Zero Cpn , 8/26/25 ... 530 512
7533601.SQ.FTS.B , Zero Cpn , 8/26/25 ... 392 385
7533832.SQ.FTS.B , Zero Cpn , 8/26/25 ... 408 405
7533947.SQ.FTS.B , Zero Cpn , 8/26/25 ... 2,381 2,346
7535079.SQ.FTS.B , Zero Cpn , 8/26/25 ... 3,618 3,566
7535209.SQ.FTS.B , Zero Cpn , 8/26/25 ... 2,443 2,368
7535471.SQ.FTS.B , Zero Cpn , 8/26/25 ... 2,948 2,910
7535706.SQ.FTS.B , Zero Cpn , 8/26/25 ... 3,987 3,721
7535771.SQ.FTS.B , Zero Cpn , 8/27/25 ... 12,186 9,142
7536198.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,745 2,681
7536316.SQ.FTS.B , Zero Cpn , 8/27/25 ... 734 727
7537473.SQ.FTS.B , Zero Cpn , 8/27/25 ... 1,331 1,262
7537696.SQ.FTS.B , Zero Cpn , 8/27/25 ... 404 397
7537888.SQ.FTS.B , Zero Cpn , 8/27/25 ... 367 354
7537945.SQ.FTS.B , Zero Cpn , 8/27/25 ... 3,951 3,747
7538075.SQ.FTS.B , Zero Cpn , 8/27/25 ... 1,674 1,523
7538139.SQ.FTS.B , Zero Cpn , 8/27/25 ... 821 798
7538225.SQ.FTS.B , Zero Cpn , 8/27/25 ... 9,364 9,232
7538687.SQ.FTS.B , Zero Cpn , 8/27/25 ... 1,114 1,098
7538804.SQ.FTS.B , Zero Cpn , 8/27/25 ... 205 201
7538960.SQ.FTS.B , Zero Cpn , 8/27/25 ... 3,086 3,034
7539106.SQ.FTS.B , Zero Cpn , 8/27/25 ... 4,793 4,714
7539273.SQ.FTS.B , Zero Cpn , 8/27/25 ... 993 979
7539381.SQ.FTS.B , Zero Cpn , 8/27/25 ... 1,972 1,930
7539593.SQ.FTS.B , Zero Cpn , 8/27/25 ... 814 561
7539605.SQ.FTS.B , Zero Cpn , 8/27/25 ... 1,399 1,379
7539707.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,300 2,153
7539954.SQ.FTS.B , Zero Cpn , 8/28/25 ... 6,276 6,142
7540529.SQ.FTS.B , Zero Cpn , 8/28/25 ... 2,763 2,676
7540704.SQ.FTS.B , Zero Cpn , 8/28/25 ... 1,650 1,610
7540822.SQ.FTS.B , Zero Cpn , 8/28/25 ... 4,589 4,372
7541403.SQ.FTS.B , Zero Cpn , 8/28/25 ... 1,013 975
7541633.SQ.FTS.B , Zero Cpn , 8/28/25 ... 1,772 1,751
7541816.SQ.FTS.B , Zero Cpn , 8/28/25 ... 898 690
Description
Principal
Amount Value
Block, Inc. (continued)
7542827.SQ.FTS.B , Zero Cpn , 8/28/25 ... $ 17,311 $ 17,022
7546093.SQ.FTS.B , Zero Cpn , 8/29/25 ... 74 70
7546150.SQ.FTS.B , Zero Cpn , 8/29/25 ... 26,386 25,850
7548015.SQ.FTS.B , Zero Cpn , 8/29/25 ... 2,796 2,745
7548184.SQ.FTS.B , Zero Cpn , 8/29/25 ... 9,745 9,552
7548813.SQ.FTS.B , Zero Cpn , 8/29/25 ... 6,364 1,893
7548960.SQ.FTS.B , Zero Cpn , 8/29/25 ... 18,691 15,679
7549604.SQ.FTS.B , Zero Cpn , 8/29/25 ... 16,844 16,504
7550399.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,285 1,272
7550626.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,393 1,373
7550754.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,462 1,443
7550886.SQ.FTS.B , Zero Cpn , 9/01/25 ... 4,796 4,737
7551427.SQ.FTS.B , Zero Cpn , 9/01/25 ... 905 882
7551820.SQ.FTS.B , Zero Cpn , 9/01/25 ... 4,019 3,881
7552043.SQ.FTS.B , Zero Cpn , 9/01/25 ... 11,919 11,616
7552634.SQ.FTS.B , Zero Cpn , 9/01/25 ... 7,647 6,600
7552871.SQ.FTS.B , Zero Cpn , 9/01/25 ... 6,420 6,313
7553281.SQ.FTS.B , Zero Cpn , 9/01/25 ... 590 578
7553328.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,000 977
7553564.SQ.FTS.B , Zero Cpn , 9/01/25 ... 3,269 3,231
7554049.SQ.FTS.B , Zero Cpn , 9/01/25 ... 4,449 4,221
7554280.SQ.FTS.B , Zero Cpn , 9/01/25 ... 6,450 5,859
7554503.SQ.FTS.B , Zero Cpn , 9/02/25 ... 205 204
7554540.SQ.FTS.B , Zero Cpn , 9/02/25 ... 6,720 6,635
7554908.SQ.FTS.B , Zero Cpn , 9/02/25 ... 2,055 1,744
7554991.SQ.FTS.B , Zero Cpn , 9/02/25 ... 4,341 4,261
7555230.SQ.FTS.B , Zero Cpn , 9/02/25 ... 199 158
7555354.SQ.FTS.B , Zero Cpn , 9/02/25 ... 1,014 903
7556089.SQ.FTS.B , Zero Cpn , 9/03/25 ... 4,602 4,549
7556670.SQ.FTS.B , Zero Cpn , 9/03/25 ... 1,396 1,357
7556846.SQ.FTS.B , Zero Cpn , 9/03/25 ... 1,064 1,016
7556967.SQ.FTS.B , Zero Cpn , 9/04/25 ... 800 787
7557050.SQ.FTS.B , Zero Cpn , 9/04/25 ... 2,567 2,535
7557204.SQ.FTS.B , Zero Cpn , 9/04/25 ... 10,917 10,519
7559929.SQ.FTS.B , Zero Cpn , 9/04/25 ... 9,593 9,033
7560316.SQ.FTS.B , Zero Cpn , 9/04/25 ... 3,634 3,559
7560714.SQ.FTS.B , Zero Cpn , 9/04/25 ... 2,363 2,212
7560827.SQ.FTS.B , Zero Cpn , 9/04/25 ... 866 735
7560908.SQ.FTS.B , Zero Cpn , 9/04/25 ... 570 565
7560989.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,129 1,116
7561084.SQ.FTS.B , Zero Cpn , 9/05/25 ... 4,171 4,105
7562161.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,895 1,886
7563692.SQ.FTS.B , Zero Cpn , 9/05/25 ... 2,313 2,245
7564071.SQ.FTS.B , Zero Cpn , 9/05/25 ... 9,464 7,352
7564228.SQ.FTS.B , Zero Cpn , 9/05/25 ... 7,450 7,361
7564905.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,505 1,121
7565015.SQ.FTS.B , Zero Cpn , 9/05/25 ... 238 234
7565129.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,728 1,698
7565344.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,133 1,105
7565397.SQ.FTS.B , Zero Cpn , 9/06/25 ... 6,299 6,187
7565726.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,274 1,256
7566244.SQ.FTS.B , Zero Cpn , 9/06/25 ... 341 247
7566494.SQ.FTS.B , Zero Cpn , 9/06/25 ... 4,031 3,939
7566716.SQ.FTS.B , Zero Cpn , 9/06/25 ... 3,006 2,036
7566782.SQ.FTS.B , Zero Cpn , 9/06/25 ... 6,800 5,268
7566884.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,211 1,187
7566952.SQ.FTS.B , Zero Cpn , 9/06/25 ... 5,581 5,093
7567130.SQ.FTS.B , Zero Cpn , 9/06/25 ... 2,996 2,935

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7567206.SQ.FTS.B , Zero Cpn , 9/06/25 ... $ 15,967 $ 15,684
7568123.SQ.FTS.B , Zero Cpn , 9/06/25 ... 4,997 4,817
7568291.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,879 1,717
7568365.SQ.FTS.B , Zero Cpn , 9/06/25 ... 3,558 3,084
7568497.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,430 1,351
7568551.SQ.FTS.B , Zero Cpn , 9/06/25 ... 7,443 7,199
7570942.SQ.FTS.B , Zero Cpn , 9/07/25 ... 6,530 6,411
7571608.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,223 1,186
7571635.SQ.FTS.B , Zero Cpn , 9/07/25 ... 7,183 424
7572492.SQ.FTS.B , Zero Cpn , 9/07/25 ... 5,985 2,627
7573345.SQ.FTS.B , Zero Cpn , 9/07/25 ... 219 217
7573382.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,577 1,528
7573399.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,948 1,893
7573674.SQ.FTS.B , Zero Cpn , 9/07/25 ... 8,424 6,793
7573919.SQ.FTS.B , Zero Cpn , 9/07/25 ... 23,790 23,176
7574758.SQ.FTS.B , Zero Cpn , 9/08/25 ... 2,486 2,435
7574849.SQ.FTS.B , Zero Cpn , 9/08/25 ... 671 345
7574854.SQ.FTS.B , Zero Cpn , 9/08/25 ... 1,041 845
7574871.SQ.FTS.B , Zero Cpn , 9/08/25 ... 1,007 996
7574981.SQ.FTS.B , Zero Cpn , 9/08/25 ... 704 696
7575416.SQ.FTS.B , Zero Cpn , 9/08/25 ... 1,622 548
7575454.SQ.FTS.B , Zero Cpn , 9/08/25 ... 664 652
7575552.SQ.FTS.B , Zero Cpn , 9/08/25 ... 2,299 2,197
7575710.SQ.FTS.B , Zero Cpn , 9/08/25 ... 132 130
7575770.SQ.FTS.B , Zero Cpn , 9/08/25 ... 850 810
7575980.SQ.FTS.B , Zero Cpn , 9/08/25 ... 1,513 1,495
7576125.SQ.FTS.B , Zero Cpn , 9/08/25 ... 19,204 17,800
7576839.SQ.FTS.B , Zero Cpn , 9/08/25 ... 42,850 36,132
7577642.SQ.FTS.B , Zero Cpn , 9/08/25 ... 187 185
7577672.SQ.FTS.B , Zero Cpn , 9/08/25 ... 7,411 7,172
7578838.SQ.FTS.B , Zero Cpn , 9/09/25 ... 8,955 1,482
7578995.SQ.FTS.B , Zero Cpn , 9/09/25 ... 221 220
7579091.SQ.FTS.B , Zero Cpn , 9/09/25 ... 2,671 2,479
7579196.SQ.FTS.B , Zero Cpn , 9/09/25 ... 1,059 1,034
7579230.SQ.FTS.B , Zero Cpn , 9/09/25 ... 3,962 3,917
7579527.SQ.FTS.B , Zero Cpn , 9/10/25 ... 11,352 10,960
7580105.SQ.FTS.B , Zero Cpn , 9/10/25 ... 1,605 1,558
7580167.SQ.FTS.B , Zero Cpn , 9/10/25 ... 106 104
7580692.SQ.FTS.B , Zero Cpn , 9/11/25 ... 9,339 8,516
7581601.SQ.FTS.B , Zero Cpn , 9/11/25 ... 6,499 6,377
7583034.SQ.FTS.B , Zero Cpn , 9/11/25 ... 1,235 1,123
7583167.SQ.FTS.B , Zero Cpn , 9/11/25 ... 2,262 2,223
7583337.SQ.FTS.B , Zero Cpn , 9/11/25 ... 944 913
7583634.SQ.FTS.B , Zero Cpn , 9/11/25 ... 5,789 5,352
7583783.SQ.FTS.B , Zero Cpn , 9/11/25 ... 567 559
7583811.SQ.FTS.B , Zero Cpn , 9/11/25 ... 3,096 1,540
7584765.SQ.FTS.B , Zero Cpn , 9/12/25 ... 5,934 5,670
7585190.SQ.FTS.B , Zero Cpn , 9/12/25 ... 6,575 6,414
7585646.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,998 135
7585778.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,694 255
7585808.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,418 1,374
7585960.SQ.FTS.B , Zero Cpn , 9/12/25 ... 6,880 6,644
7586174.SQ.FTS.B , Zero Cpn , 9/12/25 ... 3,160 1,849
7586676.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,182 2,158
7586805.SQ.FTS.B , Zero Cpn , 9/12/25 ... 16,017 15,763
7588137.SQ.FTS.B , Zero Cpn , 9/13/25 ... 309 304
7588993.SQ.FTS.B , Zero Cpn , 9/13/25 ... 855 790
7589045.SQ.FTS.B , Zero Cpn , 9/13/25 ... 800 769
Description
Principal
Amount Value
Block, Inc. (continued)
7589106.SQ.FTS.B , Zero Cpn , 9/13/25 ... $ 6,699 $ 6,508
7589422.SQ.FTS.B , Zero Cpn , 9/13/25 ... 4,172 4,094
7590307.SQ.FTS.B , Zero Cpn , 9/13/25 ... 29,725 25,747
7590662.SQ.FTS.B , Zero Cpn , 9/13/25 ... 1,050 1,038
7590709.SQ.FTS.B , Zero Cpn , 9/13/25 ... 4,923 4,774
7590786.SQ.FTS.B , Zero Cpn , 9/13/25 ... 1,451 1,212
7590808.SQ.FTS.B , Zero Cpn , 9/13/25 ... 402 372
7590818.SQ.FTS.B , Zero Cpn , 9/13/25 ... 2,753 1,969
7593321.SQ.FTS.B , Zero Cpn , 9/14/25 ... 3,989 288
7593355.SQ.FTS.B , Zero Cpn , 9/14/25 ... 3,762 3,657
7593404.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,456 9
7593425.SQ.FTS.B , Zero Cpn , 9/14/25 ... 3,618 3,582
7593755.SQ.FTS.B , Zero Cpn , 9/14/25 ... 3,077 2,921
7593976.SQ.FTS.B , Zero Cpn , 9/14/25 ... 2,340 2,306
7594217.SQ.FTS.B , Zero Cpn , 9/14/25 ... 2,358 2,006
7594499.SQ.FTS.B , Zero Cpn , 9/14/25 ... 10,269 9,996
7595062.SQ.FTS.B , Zero Cpn , 9/14/25 ... 991 983
7595156.SQ.FTS.B , Zero Cpn , 9/14/25 ... 32,501 30,203
7595843.SQ.FTS.B , Zero Cpn , 9/14/25 ... 2,708 2,675
7596125.SQ.FTS.B , Zero Cpn , 9/14/25 ... 847 687
7596132.SQ.FTS.B , Zero Cpn , 9/14/25 ... 15,381 107
7596310.SQ.FTS.B , Zero Cpn , 9/14/25 ... 7,476 7,222
7596607.SQ.FTS.B , Zero Cpn , 9/14/25 ... 10,675 10,037
7597086.SQ.FTS.B , Zero Cpn , 9/15/25 ... 3,542 3,498
7597390.SQ.FTS.B , Zero Cpn , 9/15/25 ... 2,622 2,566
7597558.SQ.FTS.B , Zero Cpn , 9/15/25 ... 3,061 2,965
7597755.SQ.FTS.B , Zero Cpn , 9/15/25 ... 1,769 1,697
7597946.SQ.FTS.B , Zero Cpn , 9/15/25 ... 6,398 6,243
7598300.SQ.FTS.B , Zero Cpn , 9/15/25 ... 32,079 31,152
7599078.SQ.FTS.B , Zero Cpn , 9/15/25 ... 7,331 7,232
7599889.SQ.FTS.B , Zero Cpn , 9/15/25 ... 2,072 2,052
7599943.SQ.FTS.B , Zero Cpn , 9/16/25 ... 1,886 1,856
7600042.SQ.FTS.B , Zero Cpn , 9/16/25 ... 7,468 5,747
7600224.SQ.FTS.B , Zero Cpn , 9/16/25 ... 1,927 1,901
7600408.SQ.FTS.B , Zero Cpn , 9/16/25 ... 1,600 1,554
7600455.SQ.FTS.B , Zero Cpn , 9/16/25 ... 1,664 1,641
7600620.SQ.FTS.B , Zero Cpn , 9/16/25 ... 3,093 2,988
7600673.SQ.FTS.B , Zero Cpn , 9/16/25 ... 3,343 3,280
7600963.SQ.FTS.B , Zero Cpn , 9/16/25 ... 4,304 27
7601324.SQ.FTS.B , Zero Cpn , 9/17/25 ... 1,453 1,222
7601361.SQ.FTS.B , Zero Cpn , 9/17/25 ... 2,281 2,235
7601522.SQ.FTS.B , Zero Cpn , 9/17/25 ... 3,427 3,356
7602169.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,146 972
7602291.SQ.FTS.B , Zero Cpn , 9/18/25 ... 26,123 3,546
7603633.SQ.FTS.B , Zero Cpn , 9/18/25 ... 6,211 5,882
7604274.SQ.FTS.B , Zero Cpn , 9/18/25 ... 491 461
7604303.SQ.FTS.B , Zero Cpn , 9/18/25 ... 572 535
7604490.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,893 1,868
7604677.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,006 757
7604748.SQ.FTS.B , Zero Cpn , 9/18/25 ... 641 601
7605855.SQ.FTS.B , Zero Cpn , 9/19/25 ... 617 593
7605951.SQ.FTS.B , Zero Cpn , 9/19/25 ... 2,850 2,251
7606346.SQ.FTS.B , Zero Cpn , 9/19/25 ... 167 152
7606367.SQ.FTS.B , Zero Cpn , 9/19/25 ... 3,311 3,275
7607281.SQ.FTS.B , Zero Cpn , 9/19/25 ... 4,087 2,405
7607443.SQ.FTS.B , Zero Cpn , 9/19/25 ... 7,994 7,893
7607760.SQ.FTS.B , Zero Cpn , 9/19/25 ... 3,278 3,231
7607900.SQ.FTS.B , Zero Cpn , 9/19/25 ... 2,198 2,150

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7608378.SQ.FTS.B , Zero Cpn , 9/19/25 ... $ 1,455 $ 1,442
7608779.SQ.FTS.B , Zero Cpn , 9/19/25 ... 382 379
7608878.SQ.FTS.B , Zero Cpn , 9/19/25 ... 11,846 6,715
7609970.SQ.FTS.B , Zero Cpn , 9/20/25 ... 2,325 2,284
7610241.SQ.FTS.B , Zero Cpn , 9/20/25 ... 11,684 7,903
7610531.SQ.FTS.B , Zero Cpn , 9/20/25 ... 2,332 2,297
7610672.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,351 244
7610836.SQ.FTS.B , Zero Cpn , 9/20/25 ... 6,844 6,743
7611475.SQ.FTS.B , Zero Cpn , 9/20/25 ... 520 515
7611521.SQ.FTS.B , Zero Cpn , 9/20/25 ... 960 942
7611542.SQ.FTS.B , Zero Cpn , 9/20/25 ... 140 139
7611808.SQ.FTS.B , Zero Cpn , 9/20/25 ... 4,626 3,336
7611882.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,414 1,398
7611930.SQ.FTS.B , Zero Cpn , 9/20/25 ... 8,494 8,201
7612139.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,868 1,809
7612178.SQ.FTS.B , Zero Cpn , 9/20/25 ... 2,689 292
7614483.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,709 1,682
7615284.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,946 1,793
7615424.SQ.FTS.B , Zero Cpn , 9/21/25 ... 4,048 3,729
7615639.SQ.FTS.B , Zero Cpn , 9/21/25 ... 238 227
7615676.SQ.FTS.B , Zero Cpn , 9/21/25 ... 888 868
7615774.SQ.FTS.B , Zero Cpn , 9/21/25 ... 2,171 2,062
7615928.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,603 1,575
7615986.SQ.FTS.B , Zero Cpn , 9/21/25 ... 211 137
7616218.SQ.FTS.B , Zero Cpn , 9/21/25 ... 385 359
7616394.SQ.FTS.B , Zero Cpn , 9/21/25 ... 7,917 7,790
7617380.SQ.FTS.B , Zero Cpn , 9/21/25 ... 2,274 2,138
7617506.SQ.FTS.B , Zero Cpn , 9/21/25 ... 6,369 6,296
7617834.SQ.FTS.B , Zero Cpn , 9/21/25 ... 5,935 5,857
7618103.SQ.FTS.B , Zero Cpn , 9/22/25 ... 3,603 2,479
7618414.SQ.FTS.B , Zero Cpn , 9/22/25 ... 743 730
7618459.SQ.FTS.B , Zero Cpn , 9/22/25 ... 7,006 1,844
7618716.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,083 327
7618821.SQ.FTS.B , Zero Cpn , 9/22/25 ... 547 522
7618925.SQ.FTS.B , Zero Cpn , 9/22/25 ... 838 740
7619187.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,520 2,456
7619349.SQ.FTS.B , Zero Cpn , 9/22/25 ... 679 665
7619568.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,902 2,860
7620286.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,043 1,905
7620455.SQ.FTS.B , Zero Cpn , 9/22/25 ... 1,918 1,254
7620513.SQ.FTS.B , Zero Cpn , 9/22/25 ... 7,779 7,531
7620736.SQ.FTS.B , Zero Cpn , 9/22/25 ... 3,158 946
7620790.SQ.FTS.B , Zero Cpn , 9/22/25 ... 18,500 18,159
7621469.SQ.FTS.B , Zero Cpn , 9/23/25 ... 209 186
7621511.SQ.FTS.B , Zero Cpn , 9/23/25 ... 2,172 2,069
7621567.SQ.FTS.B , Zero Cpn , 9/23/25 ... 741 689
7621607.SQ.FTS.B , Zero Cpn , 9/23/25 ... 706 570
7621636.SQ.FTS.B , Zero Cpn , 9/23/25 ... 597 549
7621644.SQ.FTS.B , Zero Cpn , 9/23/25 ... 801 790
7621662.SQ.FTS.B , Zero Cpn , 9/23/25 ... 2,394 2,335
7621728.SQ.FTS.B , Zero Cpn , 9/23/25 ... 313 305
7621744.SQ.FTS.B , Zero Cpn , 9/23/25 ... 2,238 2,131
7621824.SQ.FTS.B , Zero Cpn , 9/23/25 ... 733 638
7621850.SQ.FTS.B , Zero Cpn , 9/23/25 ... 1,179 1,169
7622010.SQ.FTS.B , Zero Cpn , 9/23/25 ... 3,989 3,666
7622130.SQ.FTS.B , Zero Cpn , 9/23/25 ... 533 526
7622152.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,010 975
7622338.SQ.FTS.B , Zero Cpn , 9/24/25 ... 2,311 2,272
Description
Principal
Amount Value
Block, Inc. (continued)
7622540.SQ.FTS.B , Zero Cpn , 9/24/25 ... $ 1,464 $ 1,275
7622568.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,306 1,276
7622606.SQ.FTS.B , Zero Cpn , 9/24/25 ... 3,207 3,098
7622698.SQ.FTS.B , Zero Cpn , 9/24/25 ... 439 432
7622855.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,132 1,098
7622967.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,050 977
7623305.SQ.FTS.B , Zero Cpn , 9/25/25 ... 2,383 2,259
7623486.SQ.FTS.B , Zero Cpn , 9/25/25 ... 973 702
7623635.SQ.FTS.B , Zero Cpn , 9/25/25 ... 14,530 14,156
7625674.SQ.FTS.B , Zero Cpn , 9/25/25 ... 1,482 1,460
7625779.SQ.FTS.B , Zero Cpn , 9/25/25 ... 726 714
7625930.SQ.FTS.B , Zero Cpn , 9/25/25 ... 2,678 2,625
7626135.SQ.FTS.B , Zero Cpn , 9/25/25 ... 155 154
7626246.SQ.FTS.B , Zero Cpn , 9/25/25 ... 5,523 4,686
7626547.SQ.FTS.B , Zero Cpn , 9/26/25 ... 13,319 13,089
7627357.SQ.FTS.B , Zero Cpn , 9/26/25 ... 7,870 7,755
7628124.SQ.FTS.B , Zero Cpn , 9/26/25 ... 2,857 2,804
7628360.SQ.FTS.B , Zero Cpn , 9/26/25 ... 2,686 2,587
7628436.SQ.FTS.B , Zero Cpn , 9/26/25 ... 6,023 5,934
7628978.SQ.FTS.B , Zero Cpn , 9/26/25 ... 15,386 14,898
7629364.SQ.FTS.B , Zero Cpn , 9/26/25 ... 2,107 2,050
7629601.SQ.FTS.B , Zero Cpn , 9/26/25 ... 8,022 7,242
7629951.SQ.FTS.B , Zero Cpn , 9/26/25 ... 926 915
7630036.SQ.FTS.B , Zero Cpn , 9/26/25 ... 4,606 4,531
7630264.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,533 1,501
7630413.SQ.FTS.B , Zero Cpn , 9/27/25 ... 899 863
7630437.SQ.FTS.B , Zero Cpn , 9/27/25 ... 3,990 3,684
7630727.SQ.FTS.B , Zero Cpn , 9/27/25 ... 420 389
7630761.SQ.FTS.B , Zero Cpn , 9/27/25 ... 2,697 2,649
7631043.SQ.FTS.B , Zero Cpn , 9/27/25 ... 4,561 4,475
7631309.SQ.FTS.B , Zero Cpn , 9/27/25 ... 1,367 1,321
7631341.SQ.FTS.B , Zero Cpn , 9/27/25 ... 4,005 105
7631466.SQ.FTS.B , Zero Cpn , 9/27/25 ... 518 388
7631476.SQ.FTS.B , Zero Cpn , 9/27/25 ... 2,310 2,237
7631661.SQ.FTS.B , Zero Cpn , 9/27/25 ... 4,467 4,392
7632309.SQ.FTS.B , Zero Cpn , 9/27/25 ... 5,525 5,372
7632418.SQ.FTS.B , Zero Cpn , 9/27/25 ... 5,817 5,719
7632786.SQ.FTS.B , Zero Cpn , 9/27/25 ... 5,206 5,091
7633003.SQ.FTS.B , Zero Cpn , 9/27/25 ... 430 420
7633024.SQ.FTS.B , Zero Cpn , 9/27/25 ... 1,077 863
7633051.SQ.FTS.B , Zero Cpn , 9/27/25 ... 2,834 2,789
7633194.SQ.FTS.B , Zero Cpn , 9/27/25 ... 2,117 2,030
7633243.SQ.FTS.B , Zero Cpn , 9/27/25 ... 36 35
7633336.SQ.FTS.B , Zero Cpn , 9/27/25 ... 36,623 34,011
7635770.SQ.FTS.B , Zero Cpn , 9/28/25 ... 3,010 2,968
7635987.SQ.FTS.B , Zero Cpn , 9/28/25 ... 4,103 4,032
7636234.SQ.FTS.B , Zero Cpn , 9/28/25 ... 2,136 2,117
7636576.SQ.FTS.B , Zero Cpn , 9/28/25 ... 585 352
7636598.SQ.FTS.B , Zero Cpn , 9/28/25 ... 6,792 6,563
7637109.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,635 1,595
7637218.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,347 1,324
7637396.SQ.FTS.B , Zero Cpn , 9/28/25 ... 7,137 6,918
7637918.SQ.FTS.B , Zero Cpn , 9/28/25 ... 145 144
7638088.SQ.FTS.B , Zero Cpn , 9/28/25 ... 38,719 31,599
7639546.SQ.FTS.B , Zero Cpn , 9/28/25 ... 3,867 3,696
7640033.SQ.FTS.B , Zero Cpn , 9/29/25 ... 1,929 1,775
7640803.SQ.FTS.B , Zero Cpn , 9/29/25 ... 5,612 5,476
7641160.SQ.FTS.B , Zero Cpn , 9/29/25 ... 7,460 5,663

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7641334.SQ.FTS.B , Zero Cpn , 9/29/25 ... $ 2,402 $ 2,301
7642843.SQ.FTS.B , Zero Cpn , 9/29/25 ... 6,506 6,336
7643463.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,275 814
7643527.SQ.FTS.B , Zero Cpn , 9/30/25 ... 2,450 2,374
7643601.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,937 1,880
7643661.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,398 1,370
7643728.SQ.FTS.B , Zero Cpn , 9/30/25 ... 572 527
7643746.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,164 1,002
7643773.SQ.FTS.B , Zero Cpn , 9/30/25 ... 6,432 3,695
7644282.SQ.FTS.B , Zero Cpn , 9/30/25 ... 5,312 4,157
7644464.SQ.FTS.B , Zero Cpn , 9/30/25 ... 915 905
7644529.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,029 970
7644555.SQ.FTS.B , Zero Cpn , 9/30/25 ... 721 694
7644653.SQ.FTS.B , Zero Cpn , 9/30/25 ... 5,941 5,853
7644916.SQ.FTS.B , Zero Cpn , 9/30/25 ... 7,790 7,698
7645578.SQ.FTS.B , Zero Cpn , 10/01/25 .. 1,469 1,455
7645742.SQ.FTS.B , Zero Cpn , 10/01/25 .. 809 604
7646393.SQ.FTS.B , Zero Cpn , 10/01/25 .. 516 510
7646434.SQ.FTS.B , Zero Cpn , 10/01/25 .. 2,685 2,637
7646577.SQ.FTS.B , Zero Cpn , 10/01/25 .. 12,560 11,419
7647604.SQ.FTS.B , Zero Cpn , 10/01/25 .. 652 350
7647610.SQ.FTS.B , Zero Cpn , 10/01/25 .. 576 568
7647640.SQ.FTS.B , Zero Cpn , 10/01/25 .. 5,142 1,268
7647771.SQ.FTS.B , Zero Cpn , 10/01/25 .. 6,670 6,382
7648074.SQ.FTS.B , Zero Cpn , 10/01/25 .. 3,943 3,227
7648334.SQ.FTS.B , Zero Cpn , 10/01/25 .. 537 527
7648382.SQ.FTS.B , Zero Cpn , 10/01/25 .. 3,180 3,107
7648497.SQ.FTS.B , Zero Cpn , 10/01/25 .. 3,221 3,161
7648714.SQ.FTS.B , Zero Cpn , 10/01/25 .. 7,016 6,733
7649087.SQ.FTS.B , Zero Cpn , 10/01/25 .. 10,930 6,846
7649633.SQ.FTS.B , Zero Cpn , 10/02/25 .. 678 540
7649660.SQ.FTS.B , Zero Cpn , 10/02/25 .. 631 625
7649954.SQ.FTS.B , Zero Cpn , 10/02/25 .. 5,820 5,573
7650285.SQ.FTS.B , Zero Cpn , 10/02/25 .. 874 867
7650417.SQ.FTS.B , Zero Cpn , 10/02/25 .. 1,009 945
7650544.SQ.FTS.B , Zero Cpn , 10/02/25 .. 435 311
7650571.SQ.FTS.B , Zero Cpn , 10/02/25 .. 373 37
7650602.SQ.FTS.B , Zero Cpn , 10/02/25 .. 11,459 11,102
7651364.SQ.FTS.B , Zero Cpn , 10/02/25 .. 3,908 3,847
7651638.SQ.FTS.B , Zero Cpn , 10/02/25 .. 4,689 4,579
7652270.SQ.FTS.B , Zero Cpn , 10/02/25 .. 2,574 2,531
7652433.SQ.FTS.B , Zero Cpn , 10/02/25 .. 33,321 22,046
7653745.SQ.FTS.B , Zero Cpn , 10/02/25 .. 7,622 7,439
7655526.SQ.FTS.B , Zero Cpn , 10/03/25 .. 5,835 5,648
7655618.SQ.FTS.B , Zero Cpn , 10/03/25 .. 41 40
7655626.SQ.FTS.B , Zero Cpn , 10/03/25 .. 3,066 3,001
7655822.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,423 1,353
7656031.SQ.FTS.B , Zero Cpn , 10/03/25 .. 2,731 2,600
7656108.SQ.FTS.B , Zero Cpn , 10/03/25 .. 205 204
7656279.SQ.FTS.B , Zero Cpn , 10/03/25 .. 26,526 17,604
7656835.SQ.FTS.B , Zero Cpn , 10/03/25 .. 11,288 6,889
7657031.SQ.FTS.B , Zero Cpn , 10/03/25 .. 412 304
7657073.SQ.FTS.B , Zero Cpn , 10/03/25 .. 3,937 3,862
7657535.SQ.FTS.B , Zero Cpn , 10/03/25 .. 6,021 5,880
7660551.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,430 1,354
7661033.SQ.FTS.B , Zero Cpn , 10/04/25 .. 2,370 2,204
7661178.SQ.FTS.B , Zero Cpn , 10/04/25 .. 954 938
7661244.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,015 1,000
Description
Principal
Amount Value
Block, Inc. (continued)
7661332.SQ.FTS.B , Zero Cpn , 10/04/25 .. $ 4,774 $ 4,537
7662128.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,704 1,682
7662648.SQ.FTS.B , Zero Cpn , 10/04/25 .. 2,291 2,242
7662887.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,609 1,093
7662951.SQ.FTS.B , Zero Cpn , 10/04/25 .. 177 174
7663168.SQ.FTS.B , Zero Cpn , 10/04/25 .. 18,861 18,331
7663719.SQ.FTS.B , Zero Cpn , 10/04/25 .. 396 391
7663730.SQ.FTS.B , Zero Cpn , 10/04/25 .. 4,685 4,544
7663910.SQ.FTS.B , Zero Cpn , 10/04/25 .. 4,301 4,170
7664056.SQ.FTS.B , Zero Cpn , 10/04/25 .. 3,791 3,693
7664116.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,473 2,299
7664265.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,491 1,472
7664385.SQ.FTS.B , Zero Cpn , 10/05/25 .. 6,011 4,031
7664952.SQ.FTS.B , Zero Cpn , 10/05/25 .. 3,024 2,986
7665229.SQ.FTS.B , Zero Cpn , 10/05/25 .. 722 416
7665249.SQ.FTS.B , Zero Cpn , 10/05/25 .. 845 828
7665308.SQ.FTS.B , Zero Cpn , 10/05/25 .. 298 297
7666023.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,915 1,863
7666093.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,924 1,789
7666268.SQ.FTS.B , Zero Cpn , 10/05/25 .. 12,965 12,770
7666862.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,060 1,044
7666930.SQ.FTS.B , Zero Cpn , 10/05/25 .. 3,645 3,612
7667755.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,109 775
7667780.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,039 1,828
7667844.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,253 1,109
7667970.SQ.FTS.B , Zero Cpn , 10/06/25 .. 1,005 980
7668197.SQ.FTS.B , Zero Cpn , 10/06/25 .. 453 429
7668218.SQ.FTS.B , Zero Cpn , 10/06/25 .. 4,854 4,501
7668700.SQ.FTS.B , Zero Cpn , 10/06/25 .. 1,857 562
7668756.SQ.FTS.B , Zero Cpn , 10/06/25 .. 1,953 1,798
7668805.SQ.FTS.B , Zero Cpn , 10/06/25 .. 4,209 4,132
7669006.SQ.FTS.B , Zero Cpn , 10/07/25 .. 1,159 927
7669032.SQ.FTS.B , Zero Cpn , 10/07/25 .. 994 933
7669149.SQ.FTS.B , Zero Cpn , 10/07/25 .. 591 577
7669335.SQ.FTS.B , Zero Cpn , 10/07/25 .. 4,791 4,662
7669479.SQ.FTS.B , Zero Cpn , 10/07/25 .. 3,795 3,439
7670325.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,018 999
7670565.SQ.FTS.B , Zero Cpn , 10/08/25 .. 2,270 2,218
7670835.SQ.FTS.B , Zero Cpn , 10/08/25 .. 4,193 4,067
7671146.SQ.FTS.B , Zero Cpn , 10/08/25 .. 17,331 14,549
7671674.SQ.FTS.B , Zero Cpn , 10/08/25 .. 3,588 3,535
7671877.SQ.FTS.B , Zero Cpn , 10/08/25 .. 3,471 3,404
7672063.SQ.FTS.B , Zero Cpn , 10/08/25 .. 961 367
7673560.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,882 921
7673962.SQ.FTS.B , Zero Cpn , 10/09/25 .. 6,102 5,822
7674174.SQ.FTS.B , Zero Cpn , 10/09/25 .. 632 620
7674435.SQ.FTS.B , Zero Cpn , 10/09/25 .. 606 571
7675227.SQ.FTS.B , Zero Cpn , 10/09/25 .. 17,444 17,011
7676659.SQ.FTS.B , Zero Cpn , 10/09/25 .. 3,610 3,448
7676761.SQ.FTS.B , Zero Cpn , 10/09/25 .. 2,221 2,165
7676971.SQ.FTS.B , Zero Cpn , 10/09/25 .. 15,187 14,718
7677328.SQ.FTS.B , Zero Cpn , 10/10/25 .. 9,644 9,441
7678020.SQ.FTS.B , Zero Cpn , 10/10/25 .. 4,745 2,875
7678325.SQ.FTS.B , Zero Cpn , 10/10/25 .. 740 736
7678551.SQ.FTS.B , Zero Cpn , 10/10/25 .. 15,838 15,574
7679109.SQ.FTS.B , Zero Cpn , 10/10/25 .. 392 385
7679132.SQ.FTS.B , Zero Cpn , 10/10/25 .. 4,738 4,600
7679824.SQ.FTS.B , Zero Cpn , 10/10/25 .. 984 966

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7679932.SQ.FTS.B , Zero Cpn , 10/10/25 .. $ 19,776 $ 11,887
7680242.SQ.FTS.B , Zero Cpn , 10/10/25 .. 16,681 348
7682349.SQ.FTS.B , Zero Cpn , 10/11/25 .. 424 424
7683137.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,143 2,104
7683420.SQ.FTS.B , Zero Cpn , 10/11/25 .. 8,671 8,503
7683968.SQ.FTS.B , Zero Cpn , 10/11/25 .. 4,964 4,872
7684077.SQ.FTS.B , Zero Cpn , 10/11/25 .. 688 681
7684114.SQ.FTS.B , Zero Cpn , 10/11/25 .. 3,149 3,039
7684208.SQ.FTS.B , Zero Cpn , 10/11/25 .. 623 601
7684244.SQ.FTS.B , Zero Cpn , 10/11/25 .. 14,789 14,010
7684768.SQ.FTS.B , Zero Cpn , 10/11/25 .. 33,934 32,810
7685832.SQ.FTS.B , Zero Cpn , 10/11/25 .. 2,001 1,967
7686046.SQ.FTS.B , Zero Cpn , 10/12/25 .. 1,835 1,791
7686225.SQ.FTS.B , Zero Cpn , 10/12/25 .. 949 935
7686363.SQ.FTS.B , Zero Cpn , 10/12/25 .. 4,056 3,996
7686699.SQ.FTS.B , Zero Cpn , 10/12/25 .. 2,635 2,564
7687478.SQ.FTS.B , Zero Cpn , 10/12/25 .. 16,644 16,464
7688769.SQ.FTS.B , Zero Cpn , 10/12/25 .. 1,519 1,504
7688969.SQ.FTS.B , Zero Cpn , 10/12/25 .. 6,317 6,198
7689288.SQ.FTS.B , Zero Cpn , 10/13/25 .. 1,067 1,045
7689360.SQ.FTS.B , Zero Cpn , 10/13/25 .. 1,361 771
7689406.SQ.FTS.B , Zero Cpn , 10/13/25 .. 2,414 2,370
7689554.SQ.FTS.B , Zero Cpn , 10/13/25 .. 1,076 1,062
7689723.SQ.FTS.B , Zero Cpn , 10/13/25 .. 4,931 365
7689823.SQ.FTS.B , Zero Cpn , 10/13/25 .. 1,772 1,726
7689881.SQ.FTS.B , Zero Cpn , 10/13/25 .. 11,319 10,843
7690173.SQ.FTS.B , Zero Cpn , 10/14/25 .. 2,712 2,309
7690305.SQ.FTS.B , Zero Cpn , 10/14/25 .. 1,457 1,438
7690365.SQ.FTS.B , Zero Cpn , 10/14/25 .. 12,785 9,912
7690576.SQ.FTS.B , Zero Cpn , 10/14/25 .. 2,707 2,633
7690708.SQ.FTS.B , Zero Cpn , 10/14/25 .. 6,382 6,299
7691188.SQ.FTS.B , Zero Cpn , 10/15/25 .. 15,056 12,930
7691820.SQ.FTS.B , Zero Cpn , 10/15/25 .. 6,971 6,830
7692257.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,932 1,851
7692327.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,425 1,372
7692413.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,673 1,605
7692497.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,342 1,274
7692514.SQ.FTS.B , Zero Cpn , 10/15/25 .. 5,317 5,073
7692644.SQ.FTS.B , Zero Cpn , 10/15/25 .. 6,646 6,521
7692901.SQ.FTS.B , Zero Cpn , 10/15/25 .. 29,852 25,550
7693629.SQ.FTS.B , Zero Cpn , 10/15/25 .. 19,399 18,982
7694251.SQ.FTS.B , Zero Cpn , 10/15/25 .. 17,658 17,030
7694647.SQ.FTS.B , Zero Cpn , 10/16/25 .. 1,068 1,050
7694877.SQ.FTS.B , Zero Cpn , 10/16/25 .. 2,240 2,209
7695167.SQ.FTS.B , Zero Cpn , 10/16/25 .. 5,015 4,940
7696246.SQ.FTS.B , Zero Cpn , 10/16/25 .. 26,673 25,963
7697053.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,014 2,300
7697100.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,712 3,663
7697586.SQ.FTS.B , Zero Cpn , 10/17/25 .. 2,579 2,456
7697760.SQ.FTS.B , Zero Cpn , 10/17/25 .. 11,523 9,339
7698469.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,904 1,871
7698543.SQ.FTS.B , Zero Cpn , 10/17/25 .. 77 76
7698550.SQ.FTS.B , Zero Cpn , 10/17/25 .. 4,956 4,891
7698851.SQ.FTS.B , Zero Cpn , 10/17/25 .. 2,123 2,097
7698956.SQ.FTS.B , Zero Cpn , 10/17/25 .. 22,974 22,131
7699678.SQ.FTS.B , Zero Cpn , 10/17/25 .. 28,694 27,978
7701604.SQ.FTS.B , Zero Cpn , 10/18/25 .. 9,216 9,033
7703272.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,753 1,729
Description
Principal
Amount Value
Block, Inc. (continued)
7703342.SQ.FTS.B , Zero Cpn , 10/18/25 .. $ 2,338 $ 2,273
7703447.SQ.FTS.B , Zero Cpn , 10/18/25 .. 5,129 4,315
7703690.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,895 1,779
7703768.SQ.FTS.B , Zero Cpn , 10/18/25 .. 5,659 4,668
7703931.SQ.FTS.B , Zero Cpn , 10/18/25 .. 3,622 2,361
7704025.SQ.FTS.B , Zero Cpn , 10/18/25 .. 2,468 2,390
7704446.SQ.FTS.B , Zero Cpn , 10/19/25 .. 15,670 15,274
7705636.SQ.FTS.B , Zero Cpn , 10/19/25 .. 904 270
7705658.SQ.FTS.B , Zero Cpn , 10/19/25 .. 4,053 3,905
7706046.SQ.FTS.B , Zero Cpn , 10/19/25 .. 11,500 11,299
7706800.SQ.FTS.B , Zero Cpn , 10/20/25 .. 24,154 21,305
7707236.SQ.FTS.B , Zero Cpn , 10/21/25 .. 593 534
7707263.SQ.FTS.B , Zero Cpn , 10/21/25 .. 11,690 473
7707433.SQ.FTS.B , Zero Cpn , 10/21/25 .. 205 197
7707523.SQ.FTS.B , Zero Cpn , 10/21/25 .. 5,125 3,908
7707639.SQ.FTS.B , Zero Cpn , 10/21/25 .. 1,202 1,151
7708559.SQ.FTS.B , Zero Cpn , 10/22/25 .. 4,338 4,277
7708698.SQ.FTS.B , Zero Cpn , 10/22/25 .. 11,774 11,263
7708954.SQ.FTS.B , Zero Cpn , 10/22/25 .. 678 656
7708968.SQ.FTS.B , Zero Cpn , 10/22/25 .. 2,153 2,115
7709065.SQ.FTS.B , Zero Cpn , 10/22/25 .. 2,664 2,639
7709339.SQ.FTS.B , Zero Cpn , 10/22/25 .. 523 484
7709358.SQ.FTS.B , Zero Cpn , 10/22/25 .. 6,463 5,431
7709659.SQ.FTS.B , Zero Cpn , 10/22/25 .. 19,581 18,748
7709732.SQ.FTS.B , Zero Cpn , 10/23/25 .. 2,844 2,513
7709871.SQ.FTS.B , Zero Cpn , 10/23/25 .. 3,554 3,499
7710660.SQ.FTS.B , Zero Cpn , 10/23/25 .. 2,882 2,833
7710864.SQ.FTS.B , Zero Cpn , 10/23/25 .. 13,847 13,185
7712804.SQ.FTS.B , Zero Cpn , 10/23/25 .. 525 523
7713605.SQ.FTS.B , Zero Cpn , 10/24/25 .. 3,184 2,233
7716286.SQ.FTS.B , Zero Cpn , 10/24/25 .. 4,598 4,435
7721341.SQ.FTS.B , Zero Cpn , 10/25/25 .. 2,441 2,354
7721658.SQ.FTS.B , Zero Cpn , 10/25/25 .. 10,723 10,209
7722327.SQ.FTS.B , Zero Cpn , 10/25/25 .. 2,405 2,296
7722451.SQ.FTS.B , Zero Cpn , 10/25/25 .. 30,318 21,799
7722939.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,384 1,334
7723018.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,531 1,507
7723060.SQ.FTS.B , Zero Cpn , 10/25/25 .. 4,944 4,420
7723191.SQ.FTS.B , Zero Cpn , 10/25/25 .. 770 746
7723215.SQ.FTS.B , Zero Cpn , 10/25/25 .. 680 662
7723243.SQ.FTS.B , Zero Cpn , 10/25/25 .. 2,070 2,052
7723554.SQ.FTS.B , Zero Cpn , 10/25/25 .. 5,633 4,853
7723645.SQ.FTS.B , Zero Cpn , 10/25/25 .. 4,086 3,967
7723735.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,933 3,853
7723818.SQ.FTS.B , Zero Cpn , 10/25/25 .. 509 502
7723857.SQ.FTS.B , Zero Cpn , 10/25/25 .. 845 80
7724732.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,789 1,734
7724859.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,557 3,982
7724975.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,670 4,577
7725121.SQ.FTS.B , Zero Cpn , 10/26/25 .. 702 585
7725405.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,364 3,217
7725551.SQ.FTS.B , Zero Cpn , 10/26/25 .. 12,282 10,581
7725788.SQ.FTS.B , Zero Cpn , 10/26/25 .. 7,745 5,655
7725971.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,153 1,724
7726054.SQ.FTS.B , Zero Cpn , 10/26/25 .. 379 361
7726549.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,567 4,493
7726661.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,371 3,319
7726791.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,369 1,887

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7726860.SQ.FTS.B , Zero Cpn , 10/26/25 .. $ 1,643 $ 1,602
7726919.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,379 2,293
7727004.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,240 4,002
7727098.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,713 3,654
7727480.SQ.FTS.B , Zero Cpn , 10/26/25 .. 9,368 8,888
7728035.SQ.FTS.B , Zero Cpn , 10/26/25 .. 15,119 14,711
7728508.SQ.FTS.B , Zero Cpn , 10/26/25 .. 5,685 4,306
7728592.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,362 2,291
7728653.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,392 1,332
7728688.SQ.FTS.B , Zero Cpn , 10/26/25 .. 22,850 19,239
7729101.SQ.FTS.B , Zero Cpn , 10/26/25 .. 827 806
7729127.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,833 1,815
7729214.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,235 1,134
7729313.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,361 1,302
7729339.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,325 1,266
7729363.SQ.FTS.B , Zero Cpn , 10/26/25 .. 9,778 8,547
7729519.SQ.FTS.B , Zero Cpn , 10/26/25 .. 947 826
7729585.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,035 1,003
7729611.SQ.FTS.B , Zero Cpn , 10/26/25 .. 6,661 6,148
7729708.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,183 1,136
7729745.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,841 2,216
7729867.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,730 4,592
7729980.SQ.FTS.B , Zero Cpn , 10/26/25 .. 795 773
7729995.SQ.FTS.B , Zero Cpn , 10/26/25 .. 7,706 7,453
7730144.SQ.FTS.B , Zero Cpn , 10/26/25 .. 585 570
7730170.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,684 2,618
7730235.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,652 4,565
7730548.SQ.FTS.B , Zero Cpn , 10/27/25 .. 1,206 1,176
7730584.SQ.FTS.B , Zero Cpn , 10/27/25 .. 3,529 3,382
7730662.SQ.FTS.B , Zero Cpn , 10/27/25 .. 1,962 1,918
7730736.SQ.FTS.B , Zero Cpn , 10/27/25 .. 1,441 1,255
7730750.SQ.FTS.B , Zero Cpn , 10/27/25 .. 32,705 31,663
7733070.SQ.FTS.B , Zero Cpn , 10/28/25 .. 2,872 2,774
7733199.SQ.FTS.B , Zero Cpn , 10/28/25 .. 5,849 5,329
7733690.SQ.FTS.B , Zero Cpn , 10/29/25 .. 2,032 1,989
7733869.SQ.FTS.B , Zero Cpn , 10/29/25 .. 15,466 15,168
7736276.SQ.FTS.B , Zero Cpn , 10/29/25 .. 2,150 2,088
7736401.SQ.FTS.B , Zero Cpn , 10/29/25 .. 717 536
7736449.SQ.FTS.B , Zero Cpn , 10/29/25 .. 893 537
7736486.SQ.FTS.B , Zero Cpn , 10/29/25 .. 1,026 990
7736522.SQ.FTS.B , Zero Cpn , 10/29/25 .. 1,582 1,553
7736833.SQ.FTS.B , Zero Cpn , 10/29/25 .. 9,339 8,463
7737408.SQ.FTS.B , Zero Cpn , 10/29/25 .. 682 678
7737594.SQ.FTS.B , Zero Cpn , 10/29/25 .. 1,871 1,743
7737788.SQ.FTS.B , Zero Cpn , 10/29/25 .. 1,781 1,684
7738059.SQ.FTS.B , Zero Cpn , 10/29/25 .. 3,880 3,764
7738264.SQ.FTS.B , Zero Cpn , 10/29/25 .. 2,084 1,973
7738354.SQ.FTS.B , Zero Cpn , 10/30/25 .. 29,808 28,730
7740168.SQ.FTS.B , Zero Cpn , 10/30/25 .. 3,429 3,362
7740354.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,574 1,506
7740420.SQ.FTS.B , Zero Cpn , 10/30/25 .. 3,684 3,613
7741044.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,221 1,202
7741105.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,461 1,405
7741158.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,151 881
7741295.SQ.FTS.B , Zero Cpn , 10/30/25 .. 3,273 2,422
7741355.SQ.FTS.B , Zero Cpn , 10/30/25 .. 16,261 15,730
7741956.SQ.FTS.B , Zero Cpn , 10/30/25 .. 16,086 15,570
7742610.SQ.FTS.B , Zero Cpn , 10/30/25 .. 415 290
Description
Principal
Amount Value
Block, Inc. (continued)
7742637.SQ.FTS.B , Zero Cpn , 10/30/25 .. $ 3,505 $ 2,768
7743177.SQ.FTS.B , Zero Cpn , 11/01/25 .. 10,923 9,483
7743718.SQ.FTS.B , Zero Cpn , 11/01/25 .. 5,613 5,536
7744135.SQ.FTS.B , Zero Cpn , 11/01/25 .. 19,928 19,548
7745098.SQ.FTS.B , Zero Cpn , 11/01/25 .. 7,859 7,634
7745293.SQ.FTS.B , Zero Cpn , 11/01/25 .. 810 766
7745347.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,302 1,242
7745388.SQ.FTS.B , Zero Cpn , 11/01/25 .. 2,473 2,425
7745464.SQ.FTS.B , Zero Cpn , 11/01/25 .. 5,285 5,181
7745686.SQ.FTS.B , Zero Cpn , 11/01/25 .. 9,524 8,781
7746156.SQ.FTS.B , Zero Cpn , 11/01/25 .. 2,536 2,487
7746271.SQ.FTS.B , Zero Cpn , 11/01/25 .. 2,034 1,990
7746389.SQ.FTS.B , Zero Cpn , 11/01/25 .. 5,889 5,700
7746620.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,138 1,093
7746640.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,394 1,338
7746681.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,854 1,794
7749213.SQ.FTS.B , Zero Cpn , 11/02/25 .. 752 741
7749370.SQ.FTS.B , Zero Cpn , 11/02/25 .. 3,455 3,208
7749545.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,491 1,446
7749662.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,335 2,286
7750529.SQ.FTS.B , Zero Cpn , 11/02/25 .. 3,471 2,837
7750657.SQ.FTS.B , Zero Cpn , 11/02/25 .. 5,786 5,621
7750847.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,294 2,251
7750975.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,447 1,426
7751057.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,506 1,371
7751149.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,019 997
7751202.SQ.FTS.B , Zero Cpn , 11/02/25 .. 3,171 3,115
7751348.SQ.FTS.B , Zero Cpn , 11/02/25 .. 3,552 2,961
7751628.SQ.FTS.B , Zero Cpn , 11/02/25 .. 38,110 34,197
7752414.SQ.FTS.B , Zero Cpn , 11/02/25 .. 621 572
7752431.SQ.FTS.B , Zero Cpn , 11/02/25 .. 17,260 16,485
7752857.SQ.FTS.B , Zero Cpn , 11/02/25 .. 4,864 4,609
7753005.SQ.FTS.B , Zero Cpn , 11/02/25 .. 6,017 5,903
7753500.SQ.FTS.B , Zero Cpn , 11/03/25 .. 4,064 3,788
7753708.SQ.FTS.B , Zero Cpn , 11/03/25 .. 789 532
7753723.SQ.FTS.B , Zero Cpn , 11/03/25 .. 4,157 3,409
7753880.SQ.FTS.B , Zero Cpn , 11/03/25 .. 3,879 3,797
7754188.SQ.FTS.B , Zero Cpn , 11/03/25 .. 2,001 1,973
7754457.SQ.FTS.B , Zero Cpn , 11/03/25 .. 10,293 10,109
7755082.SQ.FTS.B , Zero Cpn , 11/03/25 .. 3,065 2,884
7755296.SQ.FTS.B , Zero Cpn , 11/03/25 .. 1,786 1,691
7755376.SQ.FTS.B , Zero Cpn , 11/03/25 .. 44,418 39,662
7757548.SQ.FTS.B , Zero Cpn , 11/04/25 .. 825 792
7757597.SQ.FTS.B , Zero Cpn , 11/04/25 .. 3,701 3,536
7757738.SQ.FTS.B , Zero Cpn , 11/04/25 .. 738 734
7758233.SQ.FTS.B , Zero Cpn , 11/04/25 .. 2,939 2,435
7758320.SQ.FTS.B , Zero Cpn , 11/04/25 .. 5,326 5,237
7758588.SQ.FTS.B , Zero Cpn , 11/04/25 .. 411 330
7758603.SQ.FTS.B , Zero Cpn , 11/04/25 .. 2,240 2,226
7758898.SQ.FTS.B , Zero Cpn , 11/05/25 .. 919 873
7758987.SQ.FTS.B , Zero Cpn , 11/05/25 .. 2,671 2,633
7759285.SQ.FTS.B , Zero Cpn , 11/05/25 .. 3,918 3,447
7759395.SQ.FTS.B , Zero Cpn , 11/05/25 .. 1,956 1,617
7759517.SQ.FTS.B , Zero Cpn , 11/05/25 .. 2,255 2,225
7759674.SQ.FTS.B , Zero Cpn , 11/05/25 .. 1,938 1,896
7759786.SQ.FTS.B , Zero Cpn , 11/05/25 .. 1,739 1,676
7760116.SQ.FTS.B , Zero Cpn , 11/06/25 .. 11,086 10,868
7761030.SQ.FTS.B , Zero Cpn , 11/06/25 .. 4,947 4,789

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7761883.SQ.FTS.B , Zero Cpn , 11/06/25 .. $ 1,345 $ 1,300
7761917.SQ.FTS.B , Zero Cpn , 11/06/25 .. 2,450 2,389
7762026.SQ.FTS.B , Zero Cpn , 11/06/25 .. 5,524 5,445
7762403.SQ.FTS.B , Zero Cpn , 11/06/25 .. 314 283
7762412.SQ.FTS.B , Zero Cpn , 11/06/25 .. 11,481 10,967
7762809.SQ.FTS.B , Zero Cpn , 11/06/25 .. 16,552 16,075
7763832.SQ.FTS.B , Zero Cpn , 11/06/25 .. 3,066 2,992
7764401.SQ.FTS.B , Zero Cpn , 11/07/25 .. 4,677 4,542
7764704.SQ.FTS.B , Zero Cpn , 11/07/25 .. 128 127
7764731.SQ.FTS.B , Zero Cpn , 11/07/25 .. 6,848 6,456
7764994.SQ.FTS.B , Zero Cpn , 11/07/25 .. 4,074 3,952
7765288.SQ.FTS.B , Zero Cpn , 11/07/25 .. 22,783 17,374
7765928.SQ.FTS.B , Zero Cpn , 11/07/25 .. 2,865 2,833
7766084.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,648 1,615
7766132.SQ.FTS.B , Zero Cpn , 11/07/25 .. 8,454 8,210
7766482.SQ.FTS.B , Zero Cpn , 11/07/25 .. 5,223 5,150
7766859.SQ.FTS.B , Zero Cpn , 11/07/25 .. 4,821 4,711
7767084.SQ.FTS.B , Zero Cpn , 11/07/25 .. 4,539 4,318
7767303.SQ.FTS.B , Zero Cpn , 11/07/25 .. 4,297 3,989
7767426.SQ.FTS.B , Zero Cpn , 11/07/25 .. 2,030 239
7767625.SQ.FTS.B , Zero Cpn , 11/07/25 .. 3,013 2,926
7767768.SQ.FTS.B , Zero Cpn , 11/07/25 .. 7,551 6,664
7767967.SQ.FTS.B , Zero Cpn , 11/07/25 .. 7,567 7,456
7768119.SQ.FTS.B , Zero Cpn , 11/08/25 .. 3,973 3,885
7768257.SQ.FTS.B , Zero Cpn , 11/08/25 .. 7,397 7,263
7768772.SQ.FTS.B , Zero Cpn , 11/08/25 .. 14,761 14,491
7769585.SQ.FTS.B , Zero Cpn , 11/08/25 .. 11,687 11,457
7770236.SQ.FTS.B , Zero Cpn , 11/08/25 .. 1,293 1,277
7770375.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,602 2,574
7770493.SQ.FTS.B , Zero Cpn , 11/08/25 .. 4,086 4,013
7770616.SQ.FTS.B , Zero Cpn , 11/08/25 .. 7,326 6,639
7770795.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,041 1,966
7771118.SQ.FTS.B , Zero Cpn , 11/08/25 .. 12,055 8,057
7771294.SQ.FTS.B , Zero Cpn , 11/08/25 .. 935 912
7771331.SQ.FTS.B , Zero Cpn , 11/08/25 .. 1,058 1,020
7771470.SQ.FTS.B , Zero Cpn , 11/08/25 .. 4,381 3,738
7773802.SQ.FTS.B , Zero Cpn , 11/09/25 .. 2,902 2,841
7773938.SQ.FTS.B , Zero Cpn , 11/09/25 .. 15,413 15,157
7774857.SQ.FTS.B , Zero Cpn , 11/09/25 .. 4,094 3,920
7775082.SQ.FTS.B , Zero Cpn , 11/09/25 .. 1,033 847
7775162.SQ.FTS.B , Zero Cpn , 11/09/25 .. 4,690 4,519
7775404.SQ.FTS.B , Zero Cpn , 11/09/25 .. 940 921
7775502.SQ.FTS.B , Zero Cpn , 11/09/25 .. 3,030 3,003
7775734.SQ.FTS.B , Zero Cpn , 11/09/25 .. 3,134 3,085
7775864.SQ.FTS.B , Zero Cpn , 11/09/25 .. 995 938
7775920.SQ.FTS.B , Zero Cpn , 11/09/25 .. 2,801 2,680
7776001.SQ.FTS.B , Zero Cpn , 11/09/25 .. 7,040 6,904
7776286.SQ.FTS.B , Zero Cpn , 11/09/25 .. 18,659 18,316
7777130.SQ.FTS.B , Zero Cpn , 11/09/25 .. 6,909 503
7777276.SQ.FTS.B , Zero Cpn , 11/09/25 .. 8,335 8,138
7777802.SQ.FTS.B , Zero Cpn , 11/09/25 .. 5,951 5,549
7778235.SQ.FTS.B , Zero Cpn , 11/10/25 .. 3,773 3,723
7778609.SQ.FTS.B , Zero Cpn , 11/10/25 .. 8,062 5,629
7779023.SQ.FTS.B , Zero Cpn , 11/10/25 .. 7,505 7,159
7779305.SQ.FTS.B , Zero Cpn , 11/10/25 .. 29,787 21,130
7779799.SQ.FTS.B , Zero Cpn , 11/10/25 .. 5,383 5,179
7780015.SQ.FTS.B , Zero Cpn , 11/10/25 .. 7,935 7,732
7780294.SQ.FTS.B , Zero Cpn , 11/10/25 .. 2,291 2,038
Description
Principal
Amount Value
Block, Inc. (continued)
7780582.SQ.FTS.B , Zero Cpn , 11/10/25 .. $ 1,239 $ 1,141
7780603.SQ.FTS.B , Zero Cpn , 11/10/25 .. 4,296 4,218
7780689.SQ.FTS.B , Zero Cpn , 11/10/25 .. 3,287 3,197
7780784.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,790 1,761
7781152.SQ.FTS.B , Zero Cpn , 11/10/25 .. 7,908 7,541
7781316.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,835 1,803
7781366.SQ.FTS.B , Zero Cpn , 11/10/25 .. 4,907 4,761
7781489.SQ.FTS.B , Zero Cpn , 11/10/25 .. 2,911 764
7781532.SQ.FTS.B , Zero Cpn , 11/10/25 .. 2,321 2,248
7781571.SQ.FTS.B , Zero Cpn , 11/10/25 .. 18,454 18,067
7781644.SQ.FTS.B , Zero Cpn , 11/11/25 .. 3,906 3,812
7781764.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,054 1,041
7781827.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,003 942
7781897.SQ.FTS.B , Zero Cpn , 11/11/25 .. 3,378 3,297
7782030.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,829 1,763
7782090.SQ.FTS.B , Zero Cpn , 11/11/25 .. 4,520 4,407
7782281.SQ.FTS.B , Zero Cpn , 11/11/25 .. 2,415 1,167
7782369.SQ.FTS.B , Zero Cpn , 11/11/25 .. 10,460 9,911
7782728.SQ.FTS.B , Zero Cpn , 11/12/25 .. 16,010 3,236
7783055.SQ.FTS.B , Zero Cpn , 11/12/25 .. 2,530 2,223
7783136.SQ.FTS.B , Zero Cpn , 11/12/25 .. 4,187 4,017
7783288.SQ.FTS.B , Zero Cpn , 11/12/25 .. 2,063 2,022
7783413.SQ.FTS.B , Zero Cpn , 11/12/25 .. 13,486 13,115
7784162.SQ.FTS.B , Zero Cpn , 11/13/25 .. 688 642
7784233.SQ.FTS.B , Zero Cpn , 11/13/25 .. 16,422 15,856
7785541.SQ.FTS.B , Zero Cpn , 11/13/25 .. 3,816 645
7786454.SQ.FTS.B , Zero Cpn , 11/13/25 .. 2,267 2,232
7786619.SQ.FTS.B , Zero Cpn , 11/13/25 .. 4,392 497
7786749.SQ.FTS.B , Zero Cpn , 11/13/25 .. 3,929 3,833
7786961.SQ.FTS.B , Zero Cpn , 11/13/25 .. 10,274 10,061
7787346.SQ.FTS.B , Zero Cpn , 11/13/25 .. 4,019 3,939
7787534.SQ.FTS.B , Zero Cpn , 11/13/25 .. 4,088 3,793
7787628.SQ.FTS.B , Zero Cpn , 11/13/25 .. 554 525
7787653.SQ.FTS.B , Zero Cpn , 11/13/25 .. 221 204
7787680.SQ.FTS.B , Zero Cpn , 11/13/25 .. 912 884
7787720.SQ.FTS.B , Zero Cpn , 11/13/25 .. 577 547
7788283.SQ.FTS.B , Zero Cpn , 11/14/25 .. 812 760
7788335.SQ.FTS.B , Zero Cpn , 11/14/25 .. 854 827
7788373.SQ.FTS.B , Zero Cpn , 11/14/25 .. 1,142 1,120
7788398.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,796 2,212
7788537.SQ.FTS.B , Zero Cpn , 11/14/25 .. 1,074 1,044
7788698.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,843 2,737
7789078.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,815 2,031
7789413.SQ.FTS.B , Zero Cpn , 11/14/25 .. 7,996 7,575
7789741.SQ.FTS.B , Zero Cpn , 11/14/25 .. 1,092 1,069
7789785.SQ.FTS.B , Zero Cpn , 11/14/25 .. 9,222 8,826
7790074.SQ.FTS.B , Zero Cpn , 11/14/25 .. 5,318 5,120
7790216.SQ.FTS.B , Zero Cpn , 11/14/25 .. 11,073 8,371
7790447.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,332 859
7790482.SQ.FTS.B , Zero Cpn , 11/14/25 .. 805 800
7790572.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,124 1,985
7790606.SQ.FTS.B , Zero Cpn , 11/14/25 .. 945 890
7790611.SQ.FTS.B , Zero Cpn , 11/14/25 .. 1,237 1,204
7790637.SQ.FTS.B , Zero Cpn , 11/14/25 .. 236 234
7790688.SQ.FTS.B , Zero Cpn , 11/14/25 .. 1,503 1,471
7790719.SQ.FTS.B , Zero Cpn , 11/14/25 .. 11,277 10,838
7790899.SQ.FTS.B , Zero Cpn , 11/14/25 .. 14,920 14,652
7791218.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,650 2,572

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7791283.SQ.FTS.B , Zero Cpn , 11/14/25 .. $ 2,955 $ 2,869
7791367.SQ.FTS.B , Zero Cpn , 11/15/25 .. 2,269 2,203
7791450.SQ.FTS.B , Zero Cpn , 11/15/25 .. 614 567
7791489.SQ.FTS.B , Zero Cpn , 11/15/25 .. 4,011 3,921
7792563.SQ.FTS.B , Zero Cpn , 11/15/25 .. 8,577 8,275
7792991.SQ.FTS.B , Zero Cpn , 11/15/25 .. 2,527 2,490
7793222.SQ.FTS.B , Zero Cpn , 11/15/25 .. 5,251 5,153
7793414.SQ.FTS.B , Zero Cpn , 11/15/25 .. 2,135 2,088
7793748.SQ.FTS.B , Zero Cpn , 11/15/25 .. 9 9
7793776.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,552 1,519
7793801.SQ.FTS.B , Zero Cpn , 11/15/25 .. 28,389 27,786
7795074.SQ.FTS.B , Zero Cpn , 11/15/25 .. 5,664 5,534
7797027.SQ.FTS.B , Zero Cpn , 11/16/25 .. 9,811 7,195
7797336.SQ.FTS.B , Zero Cpn , 11/16/25 .. 8,667 8,573
7798084.SQ.FTS.B , Zero Cpn , 11/16/25 .. 11,125 10,860
7798391.SQ.FTS.B , Zero Cpn , 11/16/25 .. 2,251 1,777
7798442.SQ.FTS.B , Zero Cpn , 11/16/25 .. 2,099 1,984
7799199.SQ.FTS.B , Zero Cpn , 11/16/25 .. 2,006 1,980
7799266.SQ.FTS.B , Zero Cpn , 11/16/25 .. 7,170 7,015
7799705.SQ.FTS.B , Zero Cpn , 11/16/25 .. 1,745 1,667
7799914.SQ.FTS.B , Zero Cpn , 11/16/25 .. 13,481 4,286
7800202.SQ.FTS.B , Zero Cpn , 11/17/25 .. 10,237 3,369
7800651.SQ.FTS.B , Zero Cpn , 11/17/25 .. 228 228
7800855.SQ.FTS.B , Zero Cpn , 11/17/25 .. 4,426 4,340
7801003.SQ.FTS.B , Zero Cpn , 11/17/25 .. 3,791 3,625
7801213.SQ.FTS.B , Zero Cpn , 11/17/25 .. 1,802 1,094
7801628.SQ.FTS.B , Zero Cpn , 11/17/25 .. 683 665
7801676.SQ.FTS.B , Zero Cpn , 11/17/25 .. 17,844 17,272
7802236.SQ.FTS.B , Zero Cpn , 11/17/25 .. 2,432 2,360
7802297.SQ.FTS.B , Zero Cpn , 11/17/25 .. 14,675 12,928
7802847.SQ.FTS.B , Zero Cpn , 11/17/25 .. 2,837 2,799
7802938.SQ.FTS.B , Zero Cpn , 11/17/25 .. 4,140 3,936
7803043.SQ.FTS.B , Zero Cpn , 11/17/25 .. 11,386 10,089
7803396.SQ.FTS.B , Zero Cpn , 11/17/25 .. 3,113 3,035
7803531.SQ.FTS.B , Zero Cpn , 11/17/25 .. 2,897 2,796
7803580.SQ.FTS.B , Zero Cpn , 11/17/25 .. 32,212 31,407
7803963.SQ.FTS.B , Zero Cpn , 11/18/25 .. 5,385 5,177
7804119.SQ.FTS.B , Zero Cpn , 11/18/25 .. 4,550 4,403
7804767.SQ.FTS.B , Zero Cpn , 11/18/25 .. 734 721
7804801.SQ.FTS.B , Zero Cpn , 11/18/25 .. 17,812 1,020
7805006.SQ.FTS.B , Zero Cpn , 11/19/25 .. 1,955 1,904
7805062.SQ.FTS.B , Zero Cpn , 11/19/25 .. 1,557 1,526
7805105.SQ.FTS.B , Zero Cpn , 11/19/25 .. 6,143 2,553
7805193.SQ.FTS.B , Zero Cpn , 11/19/25 .. 19,479 16,996
7805532.SQ.FTS.B , Zero Cpn , 11/19/25 .. 2,876 2,773
7805778.SQ.FTS.B , Zero Cpn , 11/20/25 .. 962 924
7805819.SQ.FTS.B , Zero Cpn , 11/20/25 .. 4,163 4,036
7806145.SQ.FTS.B , Zero Cpn , 11/20/25 .. 966 847
7806254.SQ.FTS.B , Zero Cpn , 11/20/25 .. 5,627 4,625
7806681.SQ.FTS.B , Zero Cpn , 11/20/25 .. 2,353 2,087
7806813.SQ.FTS.B , Zero Cpn , 11/20/25 .. 4,539 4,429
7807000.SQ.FTS.B , Zero Cpn , 11/20/25 .. 778 752
7807251.SQ.FTS.B , Zero Cpn , 11/20/25 .. 3,376 3,267
7807399.SQ.FTS.B , Zero Cpn , 11/20/25 .. 3,091 2,373
7807492.SQ.FTS.B , Zero Cpn , 11/20/25 .. 3,304 3,216
7807568.SQ.FTS.B , Zero Cpn , 11/20/25 .. 11,300 1,289
7807761.SQ.FTS.B , Zero Cpn , 11/20/25 .. 2,649 2,595
7807859.SQ.FTS.B , Zero Cpn , 11/20/25 .. 1,483 1,410
Description
Principal
Amount Value
Block, Inc. (continued)
7807891.SQ.FTS.B , Zero Cpn , 11/20/25 .. $ 22,017 $ 21,361
7808915.SQ.FTS.B , Zero Cpn , 11/20/25 .. 6,151 6,030
7809178.SQ.FTS.B , Zero Cpn , 11/20/25 .. 264 260
7809224.SQ.FTS.B , Zero Cpn , 11/20/25 .. 6,421 5,586
7810517.SQ.FTS.B , Zero Cpn , 11/21/25 .. 98 97
7810559.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,809 1,774
7811180.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,866 2,768
7811277.SQ.FTS.B , Zero Cpn , 11/21/25 .. 4,779 4,334
7811381.SQ.FTS.B , Zero Cpn , 11/21/25 .. 5,970 5,586
7811613.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,733 1,496
7811669.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,566 2,535
7811831.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,207 2,182
7811989.SQ.FTS.B , Zero Cpn , 11/21/25 .. 505 171
7812005.SQ.FTS.B , Zero Cpn , 11/21/25 .. 505 418
7812032.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,931 1,867
7812133.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,890 1,818
7812210.SQ.FTS.B , Zero Cpn , 11/21/25 .. 8,588 8,418
7812609.SQ.FTS.B , Zero Cpn , 11/21/25 .. 6,069 5,949
7812847.SQ.FTS.B , Zero Cpn , 11/21/25 .. 609 571
7812863.SQ.FTS.B , Zero Cpn , 11/21/25 .. 8,488 8,152
7813084.SQ.FTS.B , Zero Cpn , 11/21/25 .. 18,371 17,759
7813267.SQ.FTS.B , Zero Cpn , 11/22/25 .. 673 467
7813604.SQ.FTS.B , Zero Cpn , 11/22/25 .. 12,932 12,701
7814712.SQ.FTS.B , Zero Cpn , 11/22/25 .. 3,755 3,701
7814928.SQ.FTS.B , Zero Cpn , 11/22/25 .. 7,308 7,060
7815211.SQ.FTS.B , Zero Cpn , 11/22/25 .. 16,653 16,261
7815779.SQ.FTS.B , Zero Cpn , 11/22/25 .. 3,187 3,117
7815881.SQ.FTS.B , Zero Cpn , 11/22/25 .. 4,336 4,227
7816062.SQ.FTS.B , Zero Cpn , 11/22/25 .. 9,453 9,094
7816313.SQ.FTS.B , Zero Cpn , 11/22/25 .. 1,965 1,894
7816500.SQ.FTS.B , Zero Cpn , 11/22/25 .. 2,674 2,504
7816608.SQ.FTS.B , Zero Cpn , 11/22/25 .. 1,018 974
7816657.SQ.FTS.B , Zero Cpn , 11/22/25 .. 20,522 19,797
7821094.SQ.FTS.B , Zero Cpn , 11/23/25 .. 2,708 2,592
7821229.SQ.FTS.B , Zero Cpn , 11/23/25 .. 9,852 9,548
7821545.SQ.FTS.B , Zero Cpn , 11/23/25 .. 3,414 3,290
7821733.SQ.FTS.B , Zero Cpn , 11/23/25 .. 15,412 14,929
7822550.SQ.FTS.B , Zero Cpn , 11/23/25 .. 716 601
7822620.SQ.FTS.B , Zero Cpn , 11/23/25 .. 623 547
7822641.SQ.FTS.B , Zero Cpn , 11/23/25 .. 1,509 1,354
7822986.SQ.FTS.B , Zero Cpn , 11/23/25 .. 26,059 25,604
7824128.SQ.FTS.B , Zero Cpn , 11/23/25 .. 4,930 4,816
7824300.SQ.FTS.B , Zero Cpn , 11/23/25 .. 7,357 6,865
7824520.SQ.FTS.B , Zero Cpn , 11/23/25 .. 651 633
7824557.SQ.FTS.B , Zero Cpn , 11/23/25 .. 46,214 45,242
7825434.SQ.FTS.B , Zero Cpn , 11/24/25 .. 4,448 3,561
7825597.SQ.FTS.B , Zero Cpn , 11/24/25 .. 2,632 384
7825664.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,386 1,347
7825732.SQ.FTS.B , Zero Cpn , 11/24/25 .. 607 598
7825753.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,566 1,486
7825801.SQ.FTS.B , Zero Cpn , 11/24/25 .. 4,943 4,832
7825957.SQ.FTS.B , Zero Cpn , 11/24/25 .. 4,718 4,570
7826090.SQ.FTS.B , Zero Cpn , 11/24/25 .. 7,857 5,645
7826231.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,221 1,171
7826265.SQ.FTS.B , Zero Cpn , 11/24/25 .. 2,141 2,063
7826405.SQ.FTS.B , Zero Cpn , 11/24/25 .. 2,400 2,336
7826584.SQ.FTS.B , Zero Cpn , 11/24/25 .. 4,735 54
7826809.SQ.FTS.B , Zero Cpn , 11/24/25 .. 4,202 4,087

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7826919.SQ.FTS.B , Zero Cpn , 11/24/25 .. $ 4,160 $ 4,080
7827147.SQ.FTS.B , Zero Cpn , 11/24/25 .. 3,090 2,863
7827287.SQ.FTS.B , Zero Cpn , 11/24/25 .. 2,592 2,492
7827375.SQ.FTS.B , Zero Cpn , 11/24/25 .. 2,179 1,567
7827451.SQ.FTS.B , Zero Cpn , 11/24/25 .. 12,783 12,176
7828256.SQ.FTS.B , Zero Cpn , 11/24/25 .. 3,662 3,573
7828403.SQ.FTS.B , Zero Cpn , 11/24/25 .. 7,882 6,987
7828584.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,398 1,376
7828659.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,832 1,799
7828799.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,344 1,286
7828872.SQ.FTS.B , Zero Cpn , 11/24/25 .. 8,969 8,615
7829456.SQ.FTS.B , Zero Cpn , 11/25/25 .. 3,048 2,103
7829547.SQ.FTS.B , Zero Cpn , 11/25/25 .. 8,445 8,090
7829786.SQ.FTS.B , Zero Cpn , 11/25/25 .. 8,228 7,960
7830057.SQ.FTS.B , Zero Cpn , 11/25/25 .. 533 521
7830149.SQ.FTS.B , Zero Cpn , 11/25/25 .. 3,721 3,632
7830288.SQ.FTS.B , Zero Cpn , 11/25/25 .. 15,586 14,969
7830987.SQ.FTS.B , Zero Cpn , 11/26/25 .. 267 259
7831008.SQ.FTS.B , Zero Cpn , 11/26/25 .. 1,313 1,265
7831043.SQ.FTS.B , Zero Cpn , 11/26/25 .. 20,056 19,427
7831985.SQ.FTS.B , Zero Cpn , 11/27/25 .. 1,223 1,196
7832019.SQ.FTS.B , Zero Cpn , 11/27/25 .. 955 867
7832046.SQ.FTS.B , Zero Cpn , 11/27/25 .. 647 627
7832097.SQ.FTS.B , Zero Cpn , 11/27/25 .. 3,210 3,056
7832167.SQ.FTS.B , Zero Cpn , 11/27/25 .. 18,060 17,803
7833584.SQ.FTS.B , Zero Cpn , 11/28/25 .. 11,755 11,453
7834321.SQ.FTS.B , Zero Cpn , 11/28/25 .. 9,067 8,679
7834882.SQ.FTS.B , Zero Cpn , 11/28/25 .. 13,359 13,116
7835805.SQ.FTS.B , Zero Cpn , 11/28/25 .. 1,336 1,306
7835872.SQ.FTS.B , Zero Cpn , 11/28/25 .. 17,309 13,054
7836366.SQ.FTS.B , Zero Cpn , 11/29/25 .. 15,091 11,272
7836632.SQ.FTS.B , Zero Cpn , 11/29/25 .. 3,133 3,020
7836710.SQ.FTS.B , Zero Cpn , 11/29/25 .. 2,174 2,113
7836809.SQ.FTS.B , Zero Cpn , 11/29/25 .. 2,806 2,487
7836917.SQ.FTS.B , Zero Cpn , 11/29/25 .. 852 731
7837221.SQ.FTS.B , Zero Cpn , 11/29/25 .. 29,120 27,689
7838178.SQ.FTS.B , Zero Cpn , 11/29/25 .. 346 318
7838369.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,304 1,262
7838403.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,807 1,687
7838425.SQ.FTS.B , Zero Cpn , 11/29/25 .. 6,585 6,436
7838604.SQ.FTS.B , Zero Cpn , 11/29/25 .. 2,077 2,015
7838671.SQ.FTS.B , Zero Cpn , 11/29/25 .. 634 620
7838689.SQ.FTS.B , Zero Cpn , 11/29/25 .. 37,226 32,695
7839369.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,000 977
7839423.SQ.FTS.B , Zero Cpn , 11/29/25 .. 12,106 11,685
7839709.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,734 909
7839773.SQ.FTS.B , Zero Cpn , 11/29/25 .. 8,844 8,686
7840042.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,272 996
7840060.SQ.FTS.B , Zero Cpn , 11/29/25 .. 6,745 5,770
7842353.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,405 3,340
7842544.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,876 1,836
7842602.SQ.FTS.B , Zero Cpn , 11/30/25 .. 5,726 5,538
7842830.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,011 2,913
7842907.SQ.FTS.B , Zero Cpn , 11/30/25 .. 199 190
7842933.SQ.FTS.B , Zero Cpn , 11/30/25 .. 6,435 6,210
7843231.SQ.FTS.B , Zero Cpn , 11/30/25 .. 12,655 12,391
7843944.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,659 1,641
7844065.SQ.FTS.B , Zero Cpn , 11/30/25 .. 8,481 8,268
Description
Principal
Amount Value
Block, Inc. (continued)
7844665.SQ.FTS.B , Zero Cpn , 11/30/25 .. $ 4,811 $ 4,649
7844828.SQ.FTS.B , Zero Cpn , 11/30/25 .. 5,604 3,746
7844988.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,291 2,197
7845051.SQ.FTS.B , Zero Cpn , 11/30/25 .. 48,055 46,981
7846326.SQ.FTS.B , Zero Cpn , 11/30/25 .. 8,582 8,340
7846511.SQ.FTS.B , Zero Cpn , 11/30/25 .. 8,820 8,453
7846643.SQ.FTS.B , Zero Cpn , 11/30/25 .. 4,767 4,704
7846983.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,623 1,528
7847052.SQ.FTS.B , Zero Cpn , 11/30/25 .. 7,550 7,344
7847450.SQ.FTS.B , Zero Cpn , 11/30/25 .. 432 421
7847473.SQ.FTS.B , Zero Cpn , 11/30/25 .. 14,380 14,027
7848275.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,697 2,643
7848339.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,666 1,610
7848375.SQ.FTS.B , Zero Cpn , 11/30/25 .. 9,852 9,576
7848645.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,008 2,973
7848752.SQ.FTS.B , Zero Cpn , 11/30/25 .. 4,743 4,630
7848851.SQ.FTS.B , Zero Cpn , 11/30/25 .. 488 439
7848873.SQ.FTS.B , Zero Cpn , 11/30/25 .. 821 387
7848970.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,480 3,296
7849083.SQ.FTS.B , Zero Cpn , 11/30/25 .. 66,006 49,656
7850294.SQ.FTS.B , Zero Cpn , 11/30/25 .. 455 414
7850414.SQ.FTS.B , Zero Cpn , 12/01/25 .. 434 419
7850456.SQ.FTS.B , Zero Cpn , 12/01/25 .. 1,412 1,071
7850480.SQ.FTS.B , Zero Cpn , 12/01/25 .. 1,943 1,887
7850543.SQ.FTS.B , Zero Cpn , 12/01/25 .. 1,658 1,585
7850583.SQ.FTS.B , Zero Cpn , 12/01/25 .. 16,486 15,675
7850990.SQ.FTS.B , Zero Cpn , 12/01/25 .. 7,361 7,154
7851179.SQ.FTS.B , Zero Cpn , 12/01/25 .. 3,281 2,992
7851273.SQ.FTS.B , Zero Cpn , 12/01/25 .. 13,217 12,955
7851656.SQ.FTS.B , Zero Cpn , 12/02/25 .. 661 633
7851686.SQ.FTS.B , Zero Cpn , 12/02/25 .. 3,161 3,110
7851807.SQ.FTS.B , Zero Cpn , 12/02/25 .. 3,465 3,419
7851973.SQ.FTS.B , Zero Cpn , 12/02/25 .. 439 425
7851995.SQ.FTS.B , Zero Cpn , 12/02/25 .. 2,911 2,867
7852271.SQ.FTS.B , Zero Cpn , 12/02/25 .. 808 689
7852294.SQ.FTS.B , Zero Cpn , 12/02/25 .. 9,778 9,193
7852856.SQ.FTS.B , Zero Cpn , 12/03/25 .. 1,904 1,852
7853359.SQ.FTS.B , Zero Cpn , 12/03/25 .. 2,222 2,165
7853534.SQ.FTS.B , Zero Cpn , 12/03/25 .. 1,981 1,949
7853646.SQ.FTS.B , Zero Cpn , 12/03/25 .. 42,874 35,859
7854548.SQ.FTS.B , Zero Cpn , 12/03/25 .. 2,932 2,846
7854629.SQ.FTS.B , Zero Cpn , 12/03/25 .. 10,754 10,359
7854917.SQ.FTS.B , Zero Cpn , 12/03/25 .. 35,205 34,433
7856319.SQ.FTS.B , Zero Cpn , 12/03/25 .. 1,068 1,048
7856445.SQ.FTS.B , Zero Cpn , 12/03/25 .. 12,008 11,366
7856667.SQ.FTS.B , Zero Cpn , 12/04/25 .. 3,584 3,369
7856844.SQ.FTS.B , Zero Cpn , 12/04/25 .. 2,079 1,982
7856900.SQ.FTS.B , Zero Cpn , 12/04/25 .. 5,685 5,501
7857244.SQ.FTS.B , Zero Cpn , 12/04/25 .. 18,597 18,130
7858474.SQ.FTS.B , Zero Cpn , 12/04/25 .. 5,796 5,559
7858654.SQ.FTS.B , Zero Cpn , 12/04/25 .. 10,596 10,443
7859130.SQ.FTS.B , Zero Cpn , 12/04/25 .. 4,210 4,121
7859211.SQ.FTS.B , Zero Cpn , 12/04/25 .. 1,613 1,553
7859237.SQ.FTS.B , Zero Cpn , 12/04/25 .. 2,780 2,727
7859357.SQ.FTS.B , Zero Cpn , 12/04/25 .. 5,416 5,345
7859518.SQ.FTS.B , Zero Cpn , 12/04/25 .. 829 822
7859573.SQ.FTS.B , Zero Cpn , 12/04/25 .. 16,454 16,110
7860273.SQ.FTS.B , Zero Cpn , 12/04/25 .. 3,013 2,874

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7860342.SQ.FTS.B , Zero Cpn , 12/04/25 .. $ 4,640 $ 4,429
7860566.SQ.FTS.B , Zero Cpn , 12/04/25 .. 1,145 1,123
7860603.SQ.FTS.B , Zero Cpn , 12/04/25 .. 2,920 1,866
7860683.SQ.FTS.B , Zero Cpn , 12/05/25 .. 566 555
7860764.SQ.FTS.B , Zero Cpn , 12/05/25 .. 9,745 9,286
7861082.SQ.FTS.B , Zero Cpn , 12/05/25 .. 600 570
7861101.SQ.FTS.B , Zero Cpn , 12/05/25 .. 8,597 7,865
7861293.SQ.FTS.B , Zero Cpn , 12/05/25 .. 9,077 8,875
7861729.SQ.FTS.B , Zero Cpn , 12/05/25 .. 2,875 2,735
7861808.SQ.FTS.B , Zero Cpn , 12/05/25 .. 947 920
7861838.SQ.FTS.B , Zero Cpn , 12/05/25 .. 26,439 25,811
7862527.SQ.FTS.B , Zero Cpn , 12/05/25 .. 1,897 1,884
7863179.SQ.FTS.B , Zero Cpn , 12/05/25 .. 410 402
7863191.SQ.FTS.B , Zero Cpn , 12/05/25 .. 2,489 2,431
7863344.SQ.FTS.B , Zero Cpn , 12/05/25 .. 1,366 1,247
7863392.SQ.FTS.B , Zero Cpn , 12/05/25 .. 21,215 18,506
7863709.SQ.FTS.B , Zero Cpn , 12/05/25 .. 1,874 1,790
7863751.SQ.FTS.B , Zero Cpn , 12/05/25 .. 1,087 912
7863771.SQ.FTS.B , Zero Cpn , 12/05/25 .. 2,681 2,294
7863894.SQ.FTS.B , Zero Cpn , 12/05/25 .. 3,954 3,581
7864127.SQ.FTS.B , Zero Cpn , 12/05/25 .. 14,809 14,269
7866420.SQ.FTS.B , Zero Cpn , 12/06/25 .. 2,099 2,007
7866547.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,922 1,904
7866803.SQ.FTS.B , Zero Cpn , 12/06/25 .. 17,941 16,995
7867439.SQ.FTS.B , Zero Cpn , 12/06/25 .. 20,444 19,888
7868157.SQ.FTS.B , Zero Cpn , 12/06/25 .. 5,900 5,617
7868430.SQ.FTS.B , Zero Cpn , 12/06/25 .. 3,760 3,604
7868506.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,359 1,277
7868524.SQ.FTS.B , Zero Cpn , 12/06/25 .. 8,598 8,180
7868727.SQ.FTS.B , Zero Cpn , 12/06/25 .. 4,116 3,961
7868834.SQ.FTS.B , Zero Cpn , 12/06/25 .. 2,780 2,569
7868920.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,440 1,328
7868980.SQ.FTS.B , Zero Cpn , 12/06/25 .. 610 579
7869066.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,229 1,129
7869107.SQ.FTS.B , Zero Cpn , 12/06/25 .. 978 969
7869191.SQ.FTS.B , Zero Cpn , 12/06/25 .. 3,248 3,166
7869279.SQ.FTS.B , Zero Cpn , 12/06/25 .. 466 417
7869347.SQ.FTS.B , Zero Cpn , 12/06/25 .. 3,288 2,838
7869425.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,469 1,240
7869449.SQ.FTS.B , Zero Cpn , 12/06/25 .. 3,414 3,320
7869522.SQ.FTS.B , Zero Cpn , 12/06/25 .. 4,515 4,417
7870287.SQ.FTS.B , Zero Cpn , 12/07/25 .. 1,063 581
7870343.SQ.FTS.B , Zero Cpn , 12/07/25 .. 1,241 1,215
7870377.SQ.FTS.B , Zero Cpn , 12/07/25 .. 7,126 6,924
7870583.SQ.FTS.B , Zero Cpn , 12/07/25 .. 6,341 6,128
7870837.SQ.FTS.B , Zero Cpn , 12/07/25 .. 12,431 12,151
7871556.SQ.FTS.B , Zero Cpn , 12/07/25 .. 11,010 10,654
7871915.SQ.FTS.B , Zero Cpn , 12/07/25 .. 5,175 4,952
7872068.SQ.FTS.B , Zero Cpn , 12/07/25 .. 62,520 60,505
7873308.SQ.FTS.B , Zero Cpn , 12/07/25 .. 1,474 704
7873357.SQ.FTS.B , Zero Cpn , 12/07/25 .. 5,808 5,628
7873523.SQ.FTS.B , Zero Cpn , 12/07/25 .. 32,346 31,450
7873942.SQ.FTS.B , Zero Cpn , 12/08/25 .. 715 541
7874044.SQ.FTS.B , Zero Cpn , 12/08/25 .. 7,542 5,671
7874157.SQ.FTS.B , Zero Cpn , 12/08/25 .. 3,931 3,472
7874211.SQ.FTS.B , Zero Cpn , 12/08/25 .. 658 522
7874225.SQ.FTS.B , Zero Cpn , 12/08/25 .. 6,632 6,291
7874324.SQ.FTS.B , Zero Cpn , 12/08/25 .. 4,377 4,254
Description
Principal
Amount Value
Block, Inc. (continued)
7874482.SQ.FTS.B , Zero Cpn , 12/08/25 .. $ 17,738 $ 17,245
7874823.SQ.FTS.B , Zero Cpn , 12/08/25 .. 2,188 286
7874931.SQ.FTS.B , Zero Cpn , 12/09/25 .. 4,035 3,914
7875074.SQ.FTS.B , Zero Cpn , 12/09/25 .. 4,136 4,025
7875192.SQ.FTS.B , Zero Cpn , 12/09/25 .. 9,216 8,863
7875615.SQ.FTS.B , Zero Cpn , 12/09/25 .. 8,310 8,056
7875826.SQ.FTS.B , Zero Cpn , 12/09/25 .. 15,808 15,322
7876689.SQ.FTS.B , Zero Cpn , 12/10/25 .. 6,319 5,056
7876887.SQ.FTS.B , Zero Cpn , 12/10/25 .. 24,401 23,825
7877689.SQ.FTS.B , Zero Cpn , 12/10/25 .. 3,307 3,210
7877874.SQ.FTS.B , Zero Cpn , 12/10/25 .. 13,851 13,384
7878236.SQ.FTS.B , Zero Cpn , 12/10/25 .. 598 550
7878318.SQ.FTS.B , Zero Cpn , 12/10/25 .. 17,518 15,432
7878736.SQ.FTS.B , Zero Cpn , 12/10/25 .. 9,252 9,006
7878970.SQ.FTS.B , Zero Cpn , 12/10/25 .. 18,879 17,764
7879492.SQ.FTS.B , Zero Cpn , 12/10/25 .. 5,414 5,267
7879821.SQ.FTS.B , Zero Cpn , 12/11/25 .. 14,198 13,861
7880555.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,004 1,953
7880710.SQ.FTS.B , Zero Cpn , 12/11/25 .. 4,307 4,017
7880884.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,341 1,320
7880946.SQ.FTS.B , Zero Cpn , 12/11/25 .. 4,037 3,919
7881091.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,600 1,510
7881129.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,977 2,873
7881236.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,346 1,315
7881395.SQ.FTS.B , Zero Cpn , 12/11/25 .. 15,892 14,529
7881673.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,574 2,383
7881726.SQ.FTS.B , Zero Cpn , 12/11/25 .. 917 895
7881745.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,121 1,612
7881786.SQ.FTS.B , Zero Cpn , 12/11/25 .. 3,976 3,882
7881933.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,692 2,571
7882010.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,893 1,838
7882143.SQ.FTS.B , Zero Cpn , 12/11/25 .. 15,359 15,068
7882477.SQ.FTS.B , Zero Cpn , 12/11/25 .. 3,800 3,275
7882517.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,747 1,711
7882586.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,368 1,323
7882623.SQ.FTS.B , Zero Cpn , 12/11/25 .. 715 700
7882679.SQ.FTS.B , Zero Cpn , 12/11/25 .. 7,070 6,195
7883010.SQ.FTS.B , Zero Cpn , 12/11/25 .. 6,649 6,364
7883172.SQ.FTS.B , Zero Cpn , 12/11/25 .. 9,196 8,968
7883436.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,619 1,584
7883541.SQ.FTS.B , Zero Cpn , 12/12/25 .. 9,446 9,079
7884000.SQ.FTS.B , Zero Cpn , 12/12/25 .. 12,603 12,264
7884561.SQ.FTS.B , Zero Cpn , 12/12/25 .. 318 294
7884579.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,571 1,465
7884719.SQ.FTS.B , Zero Cpn , 12/12/25 .. 3,690 3,530
7884810.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,095 838
7884842.SQ.FTS.B , Zero Cpn , 12/12/25 .. 2,017 1,971
7884895.SQ.FTS.B , Zero Cpn , 12/12/25 .. 4,851 4,693
7885002.SQ.FTS.B , Zero Cpn , 12/12/25 .. 3,821 3,648
7885118.SQ.FTS.B , Zero Cpn , 12/12/25 .. 2,233 2,184
7885251.SQ.FTS.B , Zero Cpn , 12/12/25 .. 13,860 6,769
7885476.SQ.FTS.B , Zero Cpn , 12/12/25 .. 7,275 7,127
7885691.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,565 1,482
7885722.SQ.FTS.B , Zero Cpn , 12/12/25 .. 770 730
7885748.SQ.FTS.B , Zero Cpn , 12/12/25 .. 55,029 53,542
7889231.SQ.FTS.B , Zero Cpn , 12/13/25 .. 7,487 7,293
7889618.SQ.FTS.B , Zero Cpn , 12/13/25 .. 6,476 5,094
7889784.SQ.FTS.B , Zero Cpn , 12/13/25 .. 2,967 2,689

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7890018.SQ.FTS.B , Zero Cpn , 12/13/25 .. $ 8,028 $ 7,767
7890802.SQ.FTS.B , Zero Cpn , 12/13/25 .. 1,900 1,716
7890869.SQ.FTS.B , Zero Cpn , 12/13/25 .. 10,794 10,417
7891139.SQ.FTS.B , Zero Cpn , 12/13/25 .. 5,292 5,189
7891273.SQ.FTS.B , Zero Cpn , 12/13/25 .. 16,364 16,045
7891840.SQ.FTS.B , Zero Cpn , 12/13/25 .. 2,071 1,986
7891927.SQ.FTS.B , Zero Cpn , 12/13/25 .. 825 561
7891937.SQ.FTS.B , Zero Cpn , 12/13/25 .. 59,118 56,294
7893069.SQ.FTS.B , Zero Cpn , 12/14/25 .. 5,467 5,271
7893383.SQ.FTS.B , Zero Cpn , 12/14/25 .. 2,049 1,993
7893510.SQ.FTS.B , Zero Cpn , 12/14/25 .. 12,368 11,903
7894105.SQ.FTS.B , Zero Cpn , 12/14/25 .. 21,668 21,049
7894837.SQ.FTS.B , Zero Cpn , 12/14/25 .. 46,590 45,608
7896021.SQ.FTS.B , Zero Cpn , 12/14/25 .. 9,552 9,299
7896256.SQ.FTS.B , Zero Cpn , 12/14/25 .. 5,187 5,050
7896426.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,623 1,587
7896475.SQ.FTS.B , Zero Cpn , 12/14/25 .. 931 919
7896532.SQ.FTS.B , Zero Cpn , 12/14/25 .. 10,055 8,938
7898685.SQ.FTS.B , Zero Cpn , 12/15/25 .. 6,248 6,075
7898837.SQ.FTS.B , Zero Cpn , 12/15/25 .. 3,147 3,047
7898887.SQ.FTS.B , Zero Cpn , 12/15/25 .. 4,487 4,298
7898972.SQ.FTS.B , Zero Cpn , 12/15/25 .. 15,331 14,475
7899617.SQ.FTS.B , Zero Cpn , 12/15/25 .. 5,924 5,834
7899760.SQ.FTS.B , Zero Cpn , 12/16/25 .. 1,422 1,267
7899783.SQ.FTS.B , Zero Cpn , 12/16/25 .. 4,332 4,140
7899837.SQ.FTS.B , Zero Cpn , 12/16/25 .. 5,040 3,405
7899916.SQ.FTS.B , Zero Cpn , 12/16/25 .. 10,623 8,418
7900047.SQ.FTS.B , Zero Cpn , 12/16/25 .. 2,472 2,404
7900097.SQ.FTS.B , Zero Cpn , 12/16/25 .. 4,358 4,254
7900188.SQ.FTS.B , Zero Cpn , 12/16/25 .. 6,582 6,429
7900527.SQ.FTS.B , Zero Cpn , 12/16/25 .. 15,891 15,230
7901004.SQ.FTS.B , Zero Cpn , 12/17/25 .. 3,056 2,962
7901201.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,908 1,872
7901423.SQ.FTS.B , Zero Cpn , 12/17/25 .. 6,396 6,079
7901578.SQ.FTS.B , Zero Cpn , 12/17/25 .. 2,150 1,916
7901622.SQ.FTS.B , Zero Cpn , 12/17/25 .. 786 775
7901658.SQ.FTS.B , Zero Cpn , 12/17/25 .. 5,750 5,414
7901794.SQ.FTS.B , Zero Cpn , 12/17/25 .. 2,905 2,835
7902004.SQ.FTS.B , Zero Cpn , 12/17/25 .. 6,239 5,972
7902100.SQ.FTS.B , Zero Cpn , 12/17/25 .. 11,682 11,476
7902446.SQ.FTS.B , Zero Cpn , 12/17/25 .. 30,885 29,932
7902988.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,233 1,195
7903013.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,040 1,011
7903036.SQ.FTS.B , Zero Cpn , 12/17/25 .. 5,341 5,164
7903101.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,752 4,625
7903181.SQ.FTS.B , Zero Cpn , 12/17/25 .. 8,694 8,396
7903379.SQ.FTS.B , Zero Cpn , 12/17/25 .. 11,236 9,360
7903499.SQ.FTS.B , Zero Cpn , 12/17/25 .. 14,333 14,014
7904013.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,077 1,057
7904061.SQ.FTS.B , Zero Cpn , 12/17/25 .. 2,424 2,350
7904101.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,907 4,682
7904230.SQ.FTS.B , Zero Cpn , 12/17/25 .. 7,262 7,042
7904278.SQ.FTS.B , Zero Cpn , 12/18/25 .. 888 860
7904350.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,283 1,217
7904369.SQ.FTS.B , Zero Cpn , 12/18/25 .. 2,245 1,940
7904429.SQ.FTS.B , Zero Cpn , 12/18/25 .. 341 317
7904436.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,074 956
7904471.SQ.FTS.B , Zero Cpn , 12/18/25 .. 9,692 9,522
Description
Principal
Amount Value
Block, Inc. (continued)
7904885.SQ.FTS.B , Zero Cpn , 12/18/25 .. $ 2,088 $ 2,024
7904970.SQ.FTS.B , Zero Cpn , 12/18/25 .. 5,763 5,548
7905223.SQ.FTS.B , Zero Cpn , 12/18/25 .. 14,801 14,255
7906477.SQ.FTS.B , Zero Cpn , 12/18/25 .. 3,014 2,870
7906550.SQ.FTS.B , Zero Cpn , 12/18/25 .. 9,648 9,305
7906733.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,019 980
7906770.SQ.FTS.B , Zero Cpn , 12/18/25 .. 213 211
7906791.SQ.FTS.B , Zero Cpn , 12/18/25 .. 6,545 6,254
7906934.SQ.FTS.B , Zero Cpn , 12/18/25 .. 12,361 11,766
7907288.SQ.FTS.B , Zero Cpn , 12/18/25 .. 23,034 22,386
7909893.SQ.FTS.B , Zero Cpn , 12/19/25 .. 5,930 5,828
7910033.SQ.FTS.B , Zero Cpn , 12/19/25 .. 8,755 8,651
7910287.SQ.FTS.B , Zero Cpn , 12/19/25 .. 2,385 2,191
7910334.SQ.FTS.B , Zero Cpn , 12/19/25 .. 1,953 1,851
7910362.SQ.FTS.B , Zero Cpn , 12/19/25 .. 15,421 14,957
7910576.SQ.FTS.B , Zero Cpn , 12/19/25 .. 2,766 2,723
7910625.SQ.FTS.B , Zero Cpn , 12/19/25 .. 53,731 51,973
7911348.SQ.FTS.B , Zero Cpn , 12/20/25 .. 2,927 2,707
7911444.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,366 1,349
7911568.SQ.FTS.B , Zero Cpn , 12/20/25 .. 3,706 3,592
7911707.SQ.FTS.B , Zero Cpn , 12/20/25 .. 659 642
7911767.SQ.FTS.B , Zero Cpn , 12/20/25 .. 2,100 1,923
7911932.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,766 1,641
7912042.SQ.FTS.B , Zero Cpn , 12/20/25 .. 3,510 3,448
7912230.SQ.FTS.B , Zero Cpn , 12/20/25 .. 2,709 2,592
7912333.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,430 1,370
7912392.SQ.FTS.B , Zero Cpn , 12/20/25 .. 607 587
7912416.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,902 1,789
7912539.SQ.FTS.B , Zero Cpn , 12/20/25 .. 8,775 8,669
7913035.SQ.FTS.B , Zero Cpn , 12/20/25 .. 34,646 33,727
7913993.SQ.FTS.B , Zero Cpn , 12/20/25 .. 24,903 22,889
7914492.SQ.FTS.B , Zero Cpn , 12/20/25 .. 2,772 2,583
7914520.SQ.FTS.B , Zero Cpn , 12/20/25 .. 876 850
7914538.SQ.FTS.B , Zero Cpn , 12/20/25 .. 2,569 2,532
7914664.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,215 1,164
7914814.SQ.FTS.B , Zero Cpn , 12/20/25 .. 591 552
7914832.SQ.FTS.B , Zero Cpn , 12/20/25 .. 1,604 1,583
7914971.SQ.FTS.B , Zero Cpn , 12/21/25 .. 13,813 13,330
7915612.SQ.FTS.B , Zero Cpn , 12/21/25 .. 229 218
7915632.SQ.FTS.B , Zero Cpn , 12/21/25 .. 3,842 3,619
7915810.SQ.FTS.B , Zero Cpn , 12/21/25 .. 604 588
7915836.SQ.FTS.B , Zero Cpn , 12/21/25 .. 5,123 4,493
7916231.SQ.FTS.B , Zero Cpn , 12/21/25 .. 17,871 17,311
7916594.SQ.FTS.B , Zero Cpn , 12/21/25 .. 1,507 1,432
7916642.SQ.FTS.B , Zero Cpn , 12/21/25 .. 29,033 28,419
7917771.SQ.FTS.B , Zero Cpn , 12/21/25 .. 15,717 15,183
7918381.SQ.FTS.B , Zero Cpn , 12/21/25 .. 1,376 1,335
7918484.SQ.FTS.B , Zero Cpn , 12/21/25 .. 2,769 2,065
7918548.SQ.FTS.B , Zero Cpn , 12/21/25 .. 4,844 4,723
7918697.SQ.FTS.B , Zero Cpn , 12/21/25 .. 13,375 12,964
7919249.SQ.FTS.B , Zero Cpn , 12/22/25 .. 2,762 1,950
7919297.SQ.FTS.B , Zero Cpn , 12/22/25 .. 3,199 2,854
7919350.SQ.FTS.B , Zero Cpn , 12/22/25 .. 819 794
7919391.SQ.FTS.B , Zero Cpn , 12/22/25 .. 2,312 1,712
7919425.SQ.FTS.B , Zero Cpn , 12/22/25 .. 3,647 1,231
7919475.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,566 1,455
7919669.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,514 1,464
7919724.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,827 1,740

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7919800.SQ.FTS.B , Zero Cpn , 12/22/25 .. $ 2,501 $ 2,332
7919848.SQ.FTS.B , Zero Cpn , 12/22/25 .. 18,056 17,455
7920284.SQ.FTS.B , Zero Cpn , 12/23/25 .. 2,549 2,267
7920315.SQ.FTS.B , Zero Cpn , 12/23/25 .. 1,760 1,706
7920351.SQ.FTS.B , Zero Cpn , 12/23/25 .. 1,022 980
7920382.SQ.FTS.B , Zero Cpn , 12/23/25 .. 2,671 2,592
7920439.SQ.FTS.B , Zero Cpn , 12/23/25 .. 2,546 2,482
7920505.SQ.FTS.B , Zero Cpn , 12/23/25 .. 12,320 12,041
7921137.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,310 1,279
7921388.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,359 2,269
7921605.SQ.FTS.B , Zero Cpn , 12/24/25 .. 449 443
7921805.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,029 1,948
7921882.SQ.FTS.B , Zero Cpn , 12/24/25 .. 5,828 5,632
7922081.SQ.FTS.B , Zero Cpn , 12/24/25 .. 18,761 14,129
7922459.SQ.FTS.B , Zero Cpn , 12/24/25 .. 5,754 5,634
7922648.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,999 2,888
7922798.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,493 2,414
7922868.SQ.FTS.B , Zero Cpn , 12/24/25 .. 7,539 7,300
7923100.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,105 2,961
7923176.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,587 1,541
7923259.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,926 3,747
7923345.SQ.FTS.B , Zero Cpn , 12/24/25 .. 7,124 6,804
7923570.SQ.FTS.B , Zero Cpn , 12/24/25 .. 7,693 7,581
7924093.SQ.FTS.B , Zero Cpn , 12/24/25 .. 25,368 24,240
7924598.SQ.FTS.B , Zero Cpn , 12/25/25 .. 9,981 9,502
7924882.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,363 1,319
7925005.SQ.FTS.B , Zero Cpn , 12/25/25 .. 3,860 3,703
7925107.SQ.FTS.B , Zero Cpn , 12/25/25 .. 503 465
7925121.SQ.FTS.B , Zero Cpn , 12/25/25 .. 25,253 24,590
7926390.SQ.FTS.B , Zero Cpn , 12/25/25 .. 2,710 2,604
7926487.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,927 1,870
7926507.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,987 1,893
7926539.SQ.FTS.B , Zero Cpn , 12/25/25 .. 14,135 13,501
7926785.SQ.FTS.B , Zero Cpn , 12/25/25 .. 31,934 30,460
7927281.SQ.FTS.B , Zero Cpn , 12/25/25 .. 3,593 3,529
7927377.SQ.FTS.B , Zero Cpn , 12/25/25 .. 9,305 8,860
7927646.SQ.FTS.B , Zero Cpn , 12/25/25 .. 5,421 5,293
7927767.SQ.FTS.B , Zero Cpn , 12/25/25 .. 7,192 6,964
7927903.SQ.FTS.B , Zero Cpn , 12/25/25 .. 2,607 2,524
7927969.SQ.FTS.B , Zero Cpn , 12/25/25 .. 3,993 3,878
7928071.SQ.FTS.B , Zero Cpn , 12/25/25 .. 7,069 6,824
7928272.SQ.FTS.B , Zero Cpn , 12/25/25 .. 4,284 4,203
7928332.SQ.FTS.B , Zero Cpn , 12/26/25 .. 924 867
7928391.SQ.FTS.B , Zero Cpn , 12/26/25 .. 2,655 2,560
7928426.SQ.FTS.B , Zero Cpn , 12/26/25 .. 3,716 3,587
7928475.SQ.FTS.B , Zero Cpn , 12/26/25 .. 297 282
7928487.SQ.FTS.B , Zero Cpn , 12/26/25 .. 6,344 6,195
7928701.SQ.FTS.B , Zero Cpn , 12/26/25 .. 2,379 1,835
7928883.SQ.FTS.B , Zero Cpn , 12/26/25 .. 523 513
7928897.SQ.FTS.B , Zero Cpn , 12/26/25 .. 3,782 3,680
7929049.SQ.FTS.B , Zero Cpn , 12/26/25 .. 23,504 22,661
7929817.SQ.FTS.B , Zero Cpn , 12/26/25 .. 994 302
7929832.SQ.FTS.B , Zero Cpn , 12/26/25 .. 2,119 2,067
7930304.SQ.FTS.B , Zero Cpn , 12/26/25 .. 9,272 8,728
7930430.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,493 1,400
7930444.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,403 1,340
7930459.SQ.FTS.B , Zero Cpn , 12/26/25 .. 8,964 8,829
7930670.SQ.FTS.B , Zero Cpn , 12/26/25 .. 6,973 6,122
Description
Principal
Amount Value
Block, Inc. (continued)
7930752.SQ.FTS.B , Zero Cpn , 12/26/25 .. $ 23,351 $ 21,783
7931303.SQ.FTS.B , Zero Cpn , 12/26/25 .. 3,880 3,228
7931362.SQ.FTS.B , Zero Cpn , 12/26/25 .. 480 451
7931389.SQ.FTS.B , Zero Cpn , 12/26/25 .. 2,056 1,991
7931440.SQ.FTS.B , Zero Cpn , 12/26/25 .. 21,704 21,006
7931938.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,448 1,020
7934183.SQ.FTS.B , Zero Cpn , 12/27/25 .. 5,302 5,096
7934417.SQ.FTS.B , Zero Cpn , 12/27/25 .. 3,973 3,879
7934586.SQ.FTS.B , Zero Cpn , 12/27/25 .. 3,559 3,235
7934742.SQ.FTS.B , Zero Cpn , 12/27/25 .. 3,736 3,694
7935181.SQ.FTS.B , Zero Cpn , 12/27/25 .. 3,485 2,920
7935378.SQ.FTS.B , Zero Cpn , 12/27/25 .. 439 424
7935404.SQ.FTS.B , Zero Cpn , 12/27/25 .. 2,665 2,357
7935542.SQ.FTS.B , Zero Cpn , 12/27/25 .. 16,546 16,012
7936014.SQ.FTS.B , Zero Cpn , 12/27/25 .. 18,869 13,920
7936395.SQ.FTS.B , Zero Cpn , 12/27/25 .. 5,395 5,240
7936515.SQ.FTS.B , Zero Cpn , 12/27/25 .. 13,379 13,061
7936873.SQ.FTS.B , Zero Cpn , 12/27/25 .. 1,745 1,611
7936898.SQ.FTS.B , Zero Cpn , 12/27/25 .. 831 177
7936911.SQ.FTS.B , Zero Cpn , 12/27/25 .. 1,787 1,678
7936956.SQ.FTS.B , Zero Cpn , 12/27/25 .. 7,492 7,275
7937067.SQ.FTS.B , Zero Cpn , 12/27/25 .. 1,693 1,648
7937127.SQ.FTS.B , Zero Cpn , 12/27/25 .. 6,937 6,664
7937401.SQ.FTS.B , Zero Cpn , 12/27/25 .. 1,269 1,155
7937495.SQ.FTS.B , Zero Cpn , 12/27/25 .. 29,817 29,013
7938224.SQ.FTS.B , Zero Cpn , 12/28/25 .. 5,168 5,090
7938565.SQ.FTS.B , Zero Cpn , 12/28/25 .. 3,895 3,298
7938737.SQ.FTS.B , Zero Cpn , 12/28/25 .. 3,229 3,152
7938895.SQ.FTS.B , Zero Cpn , 12/28/25 .. 6,184 5,973
7939399.SQ.FTS.B , Zero Cpn , 12/28/25 .. 3,296 3,227
7939584.SQ.FTS.B , Zero Cpn , 12/28/25 .. 119 117
7939609.SQ.FTS.B , Zero Cpn , 12/28/25 .. 2,146 2,016
7939678.SQ.FTS.B , Zero Cpn , 12/28/25 .. 4,940 4,709
7939780.SQ.FTS.B , Zero Cpn , 12/28/25 .. 2,386 2,309
7939839.SQ.FTS.B , Zero Cpn , 12/28/25 .. 1,514 1,460
7940147.SQ.FTS.B , Zero Cpn , 12/28/25 .. 11,057 10,778
7940500.SQ.FTS.B , Zero Cpn , 12/28/25 .. 410 397
7940549.SQ.FTS.B , Zero Cpn , 12/28/25 .. 25,735 25,118
7941308.SQ.FTS.B , Zero Cpn , 12/28/25 .. 15,431 14,564
7941667.SQ.FTS.B , Zero Cpn , 12/28/25 .. 2,887 2,703
7941756.SQ.FTS.B , Zero Cpn , 12/28/25 .. 25,757 24,533
7942328.SQ.FTS.B , Zero Cpn , 12/29/25 .. 2,917 249
7942380.SQ.FTS.B , Zero Cpn , 12/29/25 .. 5,686 5,455
7942549.SQ.FTS.B , Zero Cpn , 12/29/25 .. 13,722 13,303
7942913.SQ.FTS.B , Zero Cpn , 12/30/25 .. 274 271
7942938.SQ.FTS.B , Zero Cpn , 12/30/25 .. 1,737 1,707
7942994.SQ.FTS.B , Zero Cpn , 12/30/25 .. 531 452
7943009.SQ.FTS.B , Zero Cpn , 12/30/25 .. 2,619 2,516
7943083.SQ.FTS.B , Zero Cpn , 12/30/25 .. 257 248
7943096.SQ.FTS.B , Zero Cpn , 12/30/25 .. 8,780 8,356
7943343.SQ.FTS.B , Zero Cpn , 12/30/25 .. 15,092 14,710
7943734.SQ.FTS.B , Zero Cpn , 12/30/25 .. 2,936 2,854
7944011.SQ.FTS.B , Zero Cpn , 1/01/26 ... 4,508 3,790
7944099.SQ.FTS.B , Zero Cpn , 1/01/26 ... 8,957 8,511
7944826.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,707 1,606
7944951.SQ.FTS.B , Zero Cpn , 1/01/26 ... 717 673
7945051.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,301 1,256
7945338.SQ.FTS.B , Zero Cpn , 1/01/26 ... 15,783 15,030

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7945780.SQ.FTS.B , Zero Cpn , 1/01/26 ... $ 3,838 $ 3,670
7945903.SQ.FTS.B , Zero Cpn , 1/01/26 ... 9,779 9,506
7946210.SQ.FTS.B , Zero Cpn , 1/01/26 ... 3,402 3,284
7946336.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,766 1,659
7946424.SQ.FTS.B , Zero Cpn , 1/01/26 ... 2,877 2,734
7946512.SQ.FTS.B , Zero Cpn , 1/01/26 ... 2,654 2,574
7946604.SQ.FTS.B , Zero Cpn , 1/01/26 ... 8,633 6,863
7946818.SQ.FTS.B , Zero Cpn , 1/01/26 ... 2,178 2,110
7946894.SQ.FTS.B , Zero Cpn , 1/01/26 ... 926 891
7946958.SQ.FTS.B , Zero Cpn , 1/01/26 ... 4,239 3,757
7947078.SQ.FTS.B , Zero Cpn , 1/01/26 ... 9,530 9,216
7947396.SQ.FTS.B , Zero Cpn , 1/01/26 ... 5,930 5,634
7947566.SQ.FTS.B , Zero Cpn , 1/01/26 ... 3,049 2,067
7947625.SQ.FTS.B , Zero Cpn , 1/01/26 ... 4,867 4,688
7949401.SQ.FTS.B , Zero Cpn , 1/02/26 ... 819 803
7949460.SQ.FTS.B , Zero Cpn , 1/02/26 ... 807 779
7949484.SQ.FTS.B , Zero Cpn , 1/02/26 ... 17,816 16,403
7949989.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,375 1,328
7950028.SQ.FTS.B , Zero Cpn , 1/02/26 ... 3,981 3,897
7950289.SQ.FTS.B , Zero Cpn , 1/02/26 ... 440 419
7950429.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,341 2,248
7950492.SQ.FTS.B , Zero Cpn , 1/02/26 ... 4,816 1,122
7950622.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,787 2,670
7950874.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,607 2,545
7950965.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,473 2,413
7951022.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,845 2,670
7951078.SQ.FTS.B , Zero Cpn , 1/02/26 ... 3,601 3,547
7951189.SQ.FTS.B , Zero Cpn , 1/02/26 ... 3,463 3,388
7951311.SQ.FTS.B , Zero Cpn , 1/02/26 ... 554 477
7951324.SQ.FTS.B , Zero Cpn , 1/02/26 ... 3,155 3,036
7951412.SQ.FTS.B , Zero Cpn , 1/02/26 ... 246 244
7951448.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,679 2,513
7951544.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,621 2,571
7951622.SQ.FTS.B , Zero Cpn , 1/02/26 ... 271 266
7951649.SQ.FTS.B , Zero Cpn , 1/02/26 ... 722 715
7951667.SQ.FTS.B , Zero Cpn , 1/02/26 ... 5,760 5,612
7951787.SQ.FTS.B , Zero Cpn , 1/02/26 ... 997 72
7951847.SQ.FTS.B , Zero Cpn , 1/02/26 ... 43,606 40,489
7952600.SQ.FTS.B , Zero Cpn , 1/02/26 ... 6,768 5,411
7952717.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,857 2,707
7952835.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,576 1,532
7952921.SQ.FTS.B , Zero Cpn , 1/02/26 ... 5,122 4,958
7955042.SQ.FTS.B , Zero Cpn , 1/03/26 ... 6,679 5,878
7955280.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,296 3,145
7955411.SQ.FTS.B , Zero Cpn , 1/03/26 ... 2,402 2,285
7955497.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,487 1,452
7955555.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,990 3,810
7955770.SQ.FTS.B , Zero Cpn , 1/03/26 ... 31,861 30,065
7956791.SQ.FTS.B , Zero Cpn , 1/03/26 ... 7,645 7,505
7957022.SQ.FTS.B , Zero Cpn , 1/03/26 ... 121 119
7957062.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,624 3,376
7957118.SQ.FTS.B , Zero Cpn , 1/03/26 ... 6,595 5,045
7957207.SQ.FTS.B , Zero Cpn , 1/03/26 ... 2,823 2,744
7957265.SQ.FTS.B , Zero Cpn , 1/03/26 ... 4,775 3,657
7957359.SQ.FTS.B , Zero Cpn , 1/03/26 ... 8,979 8,687
7957639.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,210 3,136
7957773.SQ.FTS.B , Zero Cpn , 1/03/26 ... 10,338 7,534
7957906.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,679 1,487
Description
Principal
Amount Value
Block, Inc. (continued)
7957938.SQ.FTS.B , Zero Cpn , 1/03/26 ... $ 716 $ 586
7957948.SQ.FTS.B , Zero Cpn , 1/03/26 ... 14,643 13,795
7958168.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,068 1,038
7958189.SQ.FTS.B , Zero Cpn , 1/03/26 ... 21,168 19,548
7958584.SQ.FTS.B , Zero Cpn , 1/03/26 ... 12,261 11,684
7958842.SQ.FTS.B , Zero Cpn , 1/04/26 ... 54,953 48,641
7959577.SQ.FTS.B , Zero Cpn , 1/04/26 ... 4,930 4,727
7959636.SQ.FTS.B , Zero Cpn , 1/04/26 ... 8,284 8,111
7959746.SQ.FTS.B , Zero Cpn , 1/04/26 ... 1,681 1,619
7959768.SQ.FTS.B , Zero Cpn , 1/04/26 ... 13,200 12,565
7960195.SQ.FTS.B , Zero Cpn , 1/05/26 ... 1,911 1,875
7960320.SQ.FTS.B , Zero Cpn , 1/05/26 ... 1,312 1,266
7960458.SQ.FTS.B , Zero Cpn , 1/05/26 ... 4,650 4,493
7960740.SQ.FTS.B , Zero Cpn , 1/05/26 ... 74,187 64,846
7962097.SQ.FTS.B , Zero Cpn , 1/05/26 ... 7,671 7,401
7962334.SQ.FTS.B , Zero Cpn , 1/05/26 ... 5,124 4,988
7962473.SQ.FTS.B , Zero Cpn , 1/05/26 ... 10,239 9,930
7962882.SQ.FTS.B , Zero Cpn , 1/05/26 ... 509 499
7962945.SQ.FTS.B , Zero Cpn , 1/05/26 ... 6,341 6,098
7963125.SQ.FTS.B , Zero Cpn , 1/05/26 ... 5,733 5,411
7963289.SQ.FTS.B , Zero Cpn , 1/06/26 ... 2,916 2,775
7963332.SQ.FTS.B , Zero Cpn , 1/06/26 ... 1,928 1,742
7963365.SQ.FTS.B , Zero Cpn , 1/06/26 ... 302 291
7963378.SQ.FTS.B , Zero Cpn , 1/06/26 ... 1,593 1,539
7963433.SQ.FTS.B , Zero Cpn , 1/06/26 ... 288 282
7963478.SQ.FTS.B , Zero Cpn , 1/06/26 ... 6,698 6,479
7963684.SQ.FTS.B , Zero Cpn , 1/06/26 ... 481 458
7963702.SQ.FTS.B , Zero Cpn , 1/06/26 ... 7,919 7,435
7963940.SQ.FTS.B , Zero Cpn , 1/06/26 ... 5,685 5,601
7964158.SQ.FTS.B , Zero Cpn , 1/07/26 ... 6,393 6,155
7964315.SQ.FTS.B , Zero Cpn , 1/07/26 ... 5,721 5,533
7964480.SQ.FTS.B , Zero Cpn , 1/07/26 ... 1,194 1,145
7964513.SQ.FTS.B , Zero Cpn , 1/07/26 ... 14,083 13,378
7964871.SQ.FTS.B , Zero Cpn , 1/07/26 ... 2,469 2,355
7964940.SQ.FTS.B , Zero Cpn , 1/07/26 ... 4,478 4,264
7965315.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,815 1,729
7965554.SQ.FTS.B , Zero Cpn , 1/08/26 ... 6,824 6,550
7966076.SQ.FTS.B , Zero Cpn , 1/08/26 ... 17,417 14,758
7966492.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,212 1,113
7966544.SQ.FTS.B , Zero Cpn , 1/08/26 ... 3,733 3,614
7966654.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,788 1,650
7966727.SQ.FTS.B , Zero Cpn , 1/08/26 ... 4,532 4,266
7966867.SQ.FTS.B , Zero Cpn , 1/08/26 ... 691 348
7966896.SQ.FTS.B , Zero Cpn , 1/08/26 ... 2,306 2,228
7967005.SQ.FTS.B , Zero Cpn , 1/08/26 ... 6,869 6,545
7967183.SQ.FTS.B , Zero Cpn , 1/08/26 ... 3,278 2,335
7967288.SQ.FTS.B , Zero Cpn , 1/08/26 ... 2,202 2,136
7967401.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,061 1,038
7967481.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,204 1,106
7967525.SQ.FTS.B , Zero Cpn , 1/08/26 ... 2,436 2,384
7967637.SQ.FTS.B , Zero Cpn , 1/08/26 ... 6,309 5,940
7967885.SQ.FTS.B , Zero Cpn , 1/08/26 ... 435 421
7967909.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,706 1,671
7967979.SQ.FTS.B , Zero Cpn , 1/08/26 ... 690 675
7967990.SQ.FTS.B , Zero Cpn , 1/08/26 ... 7,561 7,077
7968197.SQ.FTS.B , Zero Cpn , 1/08/26 ... 3,742 3,534
7968480.SQ.FTS.B , Zero Cpn , 1/08/26 ... 6,541 6,303
7968630.SQ.FTS.B , Zero Cpn , 1/09/26 ... 2,670 2,380

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7968772.SQ.FTS.B , Zero Cpn , 1/09/26 ... $ 2,937 $ 2,191
7968910.SQ.FTS.B , Zero Cpn , 1/09/26 ... 2,633 2,480
7969098.SQ.FTS.B , Zero Cpn , 1/09/26 ... 16,363 15,887
7969797.SQ.FTS.B , Zero Cpn , 1/09/26 ... 2,262 2,200
7970044.SQ.FTS.B , Zero Cpn , 1/09/26 ... 31,105 30,399
7970767.SQ.FTS.B , Zero Cpn , 1/09/26 ... 1,079 1,049
7970793.SQ.FTS.B , Zero Cpn , 1/09/26 ... 4,981 4,813
7970899.SQ.FTS.B , Zero Cpn , 1/09/26 ... 8,001 7,319
7971048.SQ.FTS.B , Zero Cpn , 1/09/26 ... 1,363 1,242
7971074.SQ.FTS.B , Zero Cpn , 1/09/26 ... 12,281 11,571
7971409.SQ.FTS.B , Zero Cpn , 1/09/26 ... 3,015 2,867
7971514.SQ.FTS.B , Zero Cpn , 1/09/26 ... 3,657 2,423
7971581.SQ.FTS.B , Zero Cpn , 1/09/26 ... 29,509 28,939
7971991.SQ.FTS.B , Zero Cpn , 1/10/26 ... 252 248
7972053.SQ.FTS.B , Zero Cpn , 1/10/26 ... 8,708 8,481
7972368.SQ.FTS.B , Zero Cpn , 1/10/26 ... 5,913 5,554
7972617.SQ.FTS.B , Zero Cpn , 1/10/26 ... 1,113 1,077
7972684.SQ.FTS.B , Zero Cpn , 1/10/26 ... 1,445 1,323
7972739.SQ.FTS.B , Zero Cpn , 1/10/26 ... 1,506 1,392
7972819.SQ.FTS.B , Zero Cpn , 1/10/26 ... 2,402 2,305
7972988.SQ.FTS.B , Zero Cpn , 1/10/26 ... 2,226 2,018
7973099.SQ.FTS.B , Zero Cpn , 1/10/26 ... 20,006 19,738
7973617.SQ.FTS.B , Zero Cpn , 1/10/26 ... 18,363 17,418
7974030.SQ.FTS.B , Zero Cpn , 1/10/26 ... 15,662 15,317
7974286.SQ.FTS.B , Zero Cpn , 1/10/26 ... 13,844 13,369
7974543.SQ.FTS.B , Zero Cpn , 1/10/26 ... 2,243 2,172
7974597.SQ.FTS.B , Zero Cpn , 1/10/26 ... 9,998 9,554
7977110.SQ.FTS.B , Zero Cpn , 1/11/26 ... 77 77
7977253.SQ.FTS.B , Zero Cpn , 1/11/26 ... 6,123 5,888
7977493.SQ.FTS.B , Zero Cpn , 1/11/26 ... 9,671 9,357
7977984.SQ.FTS.B , Zero Cpn , 1/11/26 ... 21,463 20,928
7978787.SQ.FTS.B , Zero Cpn , 1/11/26 ... 666 645
7978805.SQ.FTS.B , Zero Cpn , 1/11/26 ... 2,087 2,000
7978827.SQ.FTS.B , Zero Cpn , 1/11/26 ... 8,277 8,000
7979009.SQ.FTS.B , Zero Cpn , 1/11/26 ... 8,424 7,901
7979228.SQ.FTS.B , Zero Cpn , 1/11/26 ... 214 211
7979256.SQ.FTS.B , Zero Cpn , 1/11/26 ... 496 491
7979279.SQ.FTS.B , Zero Cpn , 1/11/26 ... 41,328 39,788
7980290.SQ.FTS.B , Zero Cpn , 1/11/26 ... 37,067 35,702
7980822.SQ.FTS.B , Zero Cpn , 1/12/26 ... 2,738 2,666
7981172.SQ.FTS.B , Zero Cpn , 1/12/26 ... 1,649 1,627
7981280.SQ.FTS.B , Zero Cpn , 1/12/26 ... 4,812 4,630
7981527.SQ.FTS.B , Zero Cpn , 1/12/26 ... 3,490 3,336
7981724.SQ.FTS.B , Zero Cpn , 1/12/26 ... 7,064 6,692
7981977.SQ.FTS.B , Zero Cpn , 1/12/26 ... 2,960 2,270
7982077.SQ.FTS.B , Zero Cpn , 1/12/26 ... 2,556 2,413
7982134.SQ.FTS.B , Zero Cpn , 1/12/26 ... 2,277 2,215
7982190.SQ.FTS.B , Zero Cpn , 1/12/26 ... 9,879 9,667
7982517.SQ.FTS.B , Zero Cpn , 1/12/26 ... 17,204 16,455
7983111.SQ.FTS.B , Zero Cpn , 1/12/26 ... 4,952 4,821
7983412.SQ.FTS.B , Zero Cpn , 1/12/26 ... 2,115 861
7983450.SQ.FTS.B , Zero Cpn , 1/12/26 ... 31,535 30,684
7984094.SQ.FTS.B , Zero Cpn , 1/13/26 ... 4,674 4,402
7984186.SQ.FTS.B , Zero Cpn , 1/13/26 ... 1,599 1,497
7984217.SQ.FTS.B , Zero Cpn , 1/13/26 ... 1,944 1,765
7984257.SQ.FTS.B , Zero Cpn , 1/13/26 ... 4,507 4,315
7984315.SQ.FTS.B , Zero Cpn , 1/13/26 ... 3,364 3,084
7984380.SQ.FTS.B , Zero Cpn , 1/13/26 ... 709 700
Description
Principal
Amount Value
Block, Inc. (continued)
7984415.SQ.FTS.B , Zero Cpn , 1/13/26 ... $ 23,805 $ 22,927
7984867.SQ.FTS.B , Zero Cpn , 1/13/26 ... 5,276 5,114
7984973.SQ.FTS.B , Zero Cpn , 1/14/26 ... 1,428 1,362
7985005.SQ.FTS.B , Zero Cpn , 1/14/26 ... 15,214 14,478
7985251.SQ.FTS.B , Zero Cpn , 1/14/26 ... 7,246 6,827
7985368.SQ.FTS.B , Zero Cpn , 1/14/26 ... 3,263 2,853
7985441.SQ.FTS.B , Zero Cpn , 1/14/26 ... 5,310 5,213
7985552.SQ.FTS.B , Zero Cpn , 1/14/26 ... 1,525 1,441
7985580.SQ.FTS.B , Zero Cpn , 1/14/26 ... 419 347
7985586.SQ.FTS.B , Zero Cpn , 1/14/26 ... 10,511 10,214
7985809.SQ.FTS.B , Zero Cpn , 1/14/26 ... 3,383 3,326
7986155.SQ.FTS.B , Zero Cpn , 1/15/26 ... 4,842 4,675
7986398.SQ.FTS.B , Zero Cpn , 1/15/26 ... 10,342 9,864
7986917.SQ.FTS.B , Zero Cpn , 1/15/26 ... 409 384
7987075.SQ.FTS.B , Zero Cpn , 1/15/26 ... 5,675 5,399
7987241.SQ.FTS.B , Zero Cpn , 1/15/26 ... 1,458 1,407
7987273.SQ.FTS.B , Zero Cpn , 1/15/26 ... 2,389 2,252
7987427.SQ.FTS.B , Zero Cpn , 1/15/26 ... 10,909 10,495
7987641.SQ.FTS.B , Zero Cpn , 1/15/26 ... 2,215 2,144
7987751.SQ.FTS.B , Zero Cpn , 1/15/26 ... 1,459 1,427
7987773.SQ.FTS.B , Zero Cpn , 1/15/26 ... 900 856
7987790.SQ.FTS.B , Zero Cpn , 1/15/26 ... 3,812 3,343
7987855.SQ.FTS.B , Zero Cpn , 1/15/26 ... 1,366 1,224
7987955.SQ.FTS.B , Zero Cpn , 1/15/26 ... 18,184 17,073
7988242.SQ.FTS.B , Zero Cpn , 1/15/26 ... 10,720 10,474
7988496.SQ.FTS.B , Zero Cpn , 1/15/26 ... 4,520 3,867
7988572.SQ.FTS.B , Zero Cpn , 1/15/26 ... 25 25
7988581.SQ.FTS.B , Zero Cpn , 1/15/26 ... 411 404
7988602.SQ.FTS.B , Zero Cpn , 1/15/26 ... 812 745
7988632.SQ.FTS.B , Zero Cpn , 1/15/26 ... 15,561 14,204
7988883.SQ.FTS.B , Zero Cpn , 1/15/26 ... 16,402 15,748
7989345.SQ.FTS.B , Zero Cpn , 1/15/26 ... 10,988 10,660
7989581.SQ.FTS.B , Zero Cpn , 1/15/26 ... 817 732
7989614.SQ.FTS.B , Zero Cpn , 1/15/26 ... 6,283 6,085
7989697.SQ.FTS.B , Zero Cpn , 1/16/26 ... 2,173 1,329
7989799.SQ.FTS.B , Zero Cpn , 1/16/26 ... 893 870
7989830.SQ.FTS.B , Zero Cpn , 1/16/26 ... 53,160 51,533
7991635.SQ.FTS.B , Zero Cpn , 1/16/26 ... 3,245 3,155
7991684.SQ.FTS.B , Zero Cpn , 1/16/26 ... 3,067 890
7991946.SQ.FTS.B , Zero Cpn , 1/16/26 ... 5,531 5,390
7992062.SQ.FTS.B , Zero Cpn , 1/16/26 ... 25,117 23,974
7992594.SQ.FTS.B , Zero Cpn , 1/16/26 ... 5,669 5,336
7992685.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,639 1,564
7992697.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,075 1,025
7992738.SQ.FTS.B , Zero Cpn , 1/16/26 ... 407 365
7992743.SQ.FTS.B , Zero Cpn , 1/16/26 ... 799 777
7992794.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,171 1,123
7992809.SQ.FTS.B , Zero Cpn , 1/16/26 ... 33,680 32,396
7993231.SQ.FTS.B , Zero Cpn , 1/17/26 ... 2,380 2,329
7993393.SQ.FTS.B , Zero Cpn , 1/17/26 ... 959 872
7993465.SQ.FTS.B , Zero Cpn , 1/17/26 ... 3,261 3,168
7993687.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,182 1,141
7993734.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,061 335
7993784.SQ.FTS.B , Zero Cpn , 1/17/26 ... 7,679 6,544
7994098.SQ.FTS.B , Zero Cpn , 1/17/26 ... 5,403 5,189
7994263.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,461 1,435
7994306.SQ.FTS.B , Zero Cpn , 1/17/26 ... 10,660 10,128
7994568.SQ.FTS.B , Zero Cpn , 1/17/26 ... 5,270 4,982

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7996991.SQ.FTS.B , Zero Cpn , 1/17/26 ... $ 1,211 $ 1,168
7998328.SQ.FTS.B , Zero Cpn , 1/17/26 ... 2,697 2,392
7999287.SQ.FTS.B , Zero Cpn , 1/17/26 ... 7,601 7,192
7999493.SQ.FTS.B , Zero Cpn , 1/17/26 ... 873 807
7999509.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,655 1,590
7999545.SQ.FTS.B , Zero Cpn , 1/17/26 ... 8,870 8,165
7999804.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,159 1,148
7999961.SQ.FTS.B , Zero Cpn , 1/17/26 ... 14,661 14,216
8000369.SQ.FTS.B , Zero Cpn , 1/17/26 ... 26,102 24,586
8000882.SQ.FTS.B , Zero Cpn , 1/17/26 ... 22,783 21,990
8002810.SQ.FTS.B , Zero Cpn , 1/18/26 ... 3,328 3,175
8003024.SQ.FTS.B , Zero Cpn , 1/18/26 ... 4,382 4,296
8003268.SQ.FTS.B , Zero Cpn , 1/18/26 ... 6,346 5,788
8003474.SQ.FTS.B , Zero Cpn , 1/18/26 ... 2,250 2,216
8003598.SQ.FTS.B , Zero Cpn , 1/18/26 ... 18,766 18,178
8004401.SQ.FTS.B , Zero Cpn , 1/18/26 ... 1,541 1,319
8004447.SQ.FTS.B , Zero Cpn , 1/18/26 ... 1,394 1,319
8004518.SQ.FTS.B , Zero Cpn , 1/18/26 ... 6,026 4,809
8004630.SQ.FTS.B , Zero Cpn , 1/18/26 ... 671 561
8004749.SQ.FTS.B , Zero Cpn , 1/18/26 ... 506 483
8004787.SQ.FTS.B , Zero Cpn , 1/18/26 ... 1,411 1,236
8004901.SQ.FTS.B , Zero Cpn , 1/18/26 ... 2,912 2,747
8004961.SQ.FTS.B , Zero Cpn , 1/18/26 ... 13,599 4,860
8005076.SQ.FTS.B , Zero Cpn , 1/18/26 ... 7,133 6,893
8005176.SQ.FTS.B , Zero Cpn , 1/18/26 ... 23,362 19,480
8006077.SQ.FTS.B , Zero Cpn , 1/18/26 ... 36,891 35,647
8006609.SQ.FTS.B , Zero Cpn , 1/19/26 ... 1,059 364
8006660.SQ.FTS.B , Zero Cpn , 1/19/26 ... 1,095 1,066
8006699.SQ.FTS.B , Zero Cpn , 1/19/26 ... 1,931 1,871
8006763.SQ.FTS.B , Zero Cpn , 1/19/26 ... 4,529 4,317
8006973.SQ.FTS.B , Zero Cpn , 1/19/26 ... 3,498 3,354
8007108.SQ.FTS.B , Zero Cpn , 1/19/26 ... 393 371
8007128.SQ.FTS.B , Zero Cpn , 1/19/26 ... 11,921 11,507
8007766.SQ.FTS.B , Zero Cpn , 1/19/26 ... 7,450 7,145
8007977.SQ.FTS.B , Zero Cpn , 1/19/26 ... 1,848 1,224
8008015.SQ.FTS.B , Zero Cpn , 1/19/26 ... 1,884 1,828
8008058.SQ.FTS.B , Zero Cpn , 1/19/26 ... 7,993 6,874
8008273.SQ.FTS.B , Zero Cpn , 1/19/26 ... 46,316 44,747
8009468.SQ.FTS.B , Zero Cpn , 1/19/26 ... 5,684 5,410
8009647.SQ.FTS.B , Zero Cpn , 1/19/26 ... 21,975 20,638
8009822.SQ.FTS.B , Zero Cpn , 1/20/26 ... 4,224 4,037
8009922.SQ.FTS.B , Zero Cpn , 1/20/26 ... 914 873
8009940.SQ.FTS.B , Zero Cpn , 1/20/26 ... 3,750 3,446
8010012.SQ.FTS.B , Zero Cpn , 1/20/26 ... 1,155 1,140
8010051.SQ.FTS.B , Zero Cpn , 1/20/26 ... 1,955 1,903
8010097.SQ.FTS.B , Zero Cpn , 1/20/26 ... 9,250 8,982
8010248.SQ.FTS.B , Zero Cpn , 1/20/26 ... 669 661
8010268.SQ.FTS.B , Zero Cpn , 1/20/26 ... 1,173 1,120
8010303.SQ.FTS.B , Zero Cpn , 1/20/26 ... 1,581 405
8010319.SQ.FTS.B , Zero Cpn , 1/20/26 ... 2,445 2,326
8010357.SQ.FTS.B , Zero Cpn , 1/20/26 ... 4,007 3,866
8010430.SQ.FTS.B , Zero Cpn , 1/20/26 ... 23,872 22,699
8010801.SQ.FTS.B , Zero Cpn , 1/21/26 ... 3,718 3,526
8010882.SQ.FTS.B , Zero Cpn , 1/21/26 ... 3,975 3,858
8010965.SQ.FTS.B , Zero Cpn , 1/21/26 ... 975 929
8011152.SQ.FTS.B , Zero Cpn , 1/21/26 ... 2,165 1,782
8011300.SQ.FTS.B , Zero Cpn , 1/21/26 ... 5,450 5,253
8011419.SQ.FTS.B , Zero Cpn , 1/21/26 ... 4,830 4,651
Description
Principal
Amount Value
Block, Inc. (continued)
8011769.SQ.FTS.B , Zero Cpn , 1/22/26 ... $ 9,833 $ 9,382
8012127.SQ.FTS.B , Zero Cpn , 1/22/26 ... 2,447 2,347
8012223.SQ.FTS.B , Zero Cpn , 1/22/26 ... 7,361 7,144
8012570.SQ.FTS.B , Zero Cpn , 1/22/26 ... 12,557 12,069
8013138.SQ.FTS.B , Zero Cpn , 1/22/26 ... 4,138 4,003
8013210.SQ.FTS.B , Zero Cpn , 1/22/26 ... 1,151 1,123
8013233.SQ.FTS.B , Zero Cpn , 1/22/26 ... 3,198 3,097
8013310.SQ.FTS.B , Zero Cpn , 1/22/26 ... 62,883 60,021
8014574.SQ.FTS.B , Zero Cpn , 1/22/26 ... 6,659 6,513
8014750.SQ.FTS.B , Zero Cpn , 1/22/26 ... 3,086 1,528
8014770.SQ.FTS.B , Zero Cpn , 1/22/26 ... 24,117 22,512
8015248.SQ.FTS.B , Zero Cpn , 1/23/26 ... 13,908 13,056
8015959.SQ.FTS.B , Zero Cpn , 1/23/26 ... 4,696 4,204
8016211.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,578 796
8016304.SQ.FTS.B , Zero Cpn , 1/23/26 ... 700 654
8016338.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,063 1,659
8016797.SQ.FTS.B , Zero Cpn , 1/23/26 ... 3,299 3,145
8016861.SQ.FTS.B , Zero Cpn , 1/23/26 ... 890 859
8016886.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,544 2,507
8017116.SQ.FTS.B , Zero Cpn , 1/23/26 ... 9,973 9,648
8017327.SQ.FTS.B , Zero Cpn , 1/23/26 ... 1,550 1,491
8017353.SQ.FTS.B , Zero Cpn , 1/23/26 ... 13,987 13,549
8017635.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,434 2,331
8017696.SQ.FTS.B , Zero Cpn , 1/23/26 ... 11,259 10,831
8018040.SQ.FTS.B , Zero Cpn , 1/23/26 ... 26,137 23,352
8018498.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,359 2,298
8018526.SQ.FTS.B , Zero Cpn , 1/23/26 ... 9,336 8,989
8018750.SQ.FTS.B , Zero Cpn , 1/24/26 ... 5,538 5,352
8018927.SQ.FTS.B , Zero Cpn , 1/24/26 ... 7,184 6,943
8019213.SQ.FTS.B , Zero Cpn , 1/24/26 ... 3,495 3,430
8019564.SQ.FTS.B , Zero Cpn , 1/24/26 ... 6,314 6,150
8019749.SQ.FTS.B , Zero Cpn , 1/24/26 ... 3,593 3,426
8019817.SQ.FTS.B , Zero Cpn , 1/24/26 ... 3,850 3,763
8019958.SQ.FTS.B , Zero Cpn , 1/24/26 ... 588 584
8020108.SQ.FTS.B , Zero Cpn , 1/24/26 ... 28,706 27,680
8020801.SQ.FTS.B , Zero Cpn , 1/24/26 ... 8,768 8,400
8020971.SQ.FTS.B , Zero Cpn , 1/24/26 ... 37,884 36,720
8021682.SQ.FTS.B , Zero Cpn , 1/24/26 ... 2,083 2,017
8021721.SQ.FTS.B , Zero Cpn , 1/24/26 ... 11,701 10,458
8023972.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,696 2,606
8024257.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,651 2,530
8024369.SQ.FTS.B , Zero Cpn , 1/25/26 ... 680 657
8024400.SQ.FTS.B , Zero Cpn , 1/25/26 ... 4,318 4,145
8024559.SQ.FTS.B , Zero Cpn , 1/25/26 ... 10,930 10,769
8025174.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,357 1,763
8025260.SQ.FTS.B , Zero Cpn , 1/25/26 ... 527 485
8025287.SQ.FTS.B , Zero Cpn , 1/25/26 ... 3,474 3,417
8025465.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,757 2,636
8025582.SQ.FTS.B , Zero Cpn , 1/25/26 ... 11,695 10,985
8025864.SQ.FTS.B , Zero Cpn , 1/25/26 ... 671 666
8025945.SQ.FTS.B , Zero Cpn , 1/25/26 ... 9,498 8,925
8026166.SQ.FTS.B , Zero Cpn , 1/25/26 ... 56,993 54,108
8026980.SQ.FTS.B , Zero Cpn , 1/25/26 ... 10,033 9,363
8027184.SQ.FTS.B , Zero Cpn , 1/25/26 ... 33,321 28,461
8027682.SQ.FTS.B , Zero Cpn , 1/25/26 ... 7,952 7,552
8027811.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,909 1,832
8027827.SQ.FTS.B , Zero Cpn , 1/26/26 ... 601 589
8027887.SQ.FTS.B , Zero Cpn , 1/26/26 ... 4,240 4,088

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8028072.SQ.FTS.B , Zero Cpn , 1/26/26 ... $ 18,322 $ 17,739
8028916.SQ.FTS.B , Zero Cpn , 1/26/26 ... 2,672 2,609
8029040.SQ.FTS.B , Zero Cpn , 1/26/26 ... 509 492
8029056.SQ.FTS.B , Zero Cpn , 1/26/26 ... 6,679 5,594
8029210.SQ.FTS.B , Zero Cpn , 1/26/26 ... 710 694
8029246.SQ.FTS.B , Zero Cpn , 1/26/26 ... 34,983 33,127
8029887.SQ.FTS.B , Zero Cpn , 1/26/26 ... 5,823 4,769
8030000.SQ.FTS.B , Zero Cpn , 1/26/26 ... 56,078 52,990
8031186.SQ.FTS.B , Zero Cpn , 1/27/26 ... 9,283 7,809
8031376.SQ.FTS.B , Zero Cpn , 1/27/26 ... 2,584 2,534
8031494.SQ.FTS.B , Zero Cpn , 1/27/26 ... 15,232 14,317
8031770.SQ.FTS.B , Zero Cpn , 1/27/26 ... 4,029 3,074
8031837.SQ.FTS.B , Zero Cpn , 1/27/26 ... 1,437 1,406
8031873.SQ.FTS.B , Zero Cpn , 1/27/26 ... 303 298
8031886.SQ.FTS.B , Zero Cpn , 1/27/26 ... 2,829 2,763
8031945.SQ.FTS.B , Zero Cpn , 1/27/26 ... 5,810 5,645
8032068.SQ.FTS.B , Zero Cpn , 1/27/26 ... 12,177 11,824
8032268.SQ.FTS.B , Zero Cpn , 1/28/26 ... 7,155 6,819
8032377.SQ.FTS.B , Zero Cpn , 1/28/26 ... 1,604 1,503
8032404.SQ.FTS.B , Zero Cpn , 1/28/26 ... 17,897 17,087
8032651.SQ.FTS.B , Zero Cpn , 1/28/26 ... 4,047 3,825
8032720.SQ.FTS.B , Zero Cpn , 1/28/26 ... 2,972 2,594
8032755.SQ.FTS.B , Zero Cpn , 1/28/26 ... 370 357
8032764.SQ.FTS.B , Zero Cpn , 1/28/26 ... 830 799
8032777.SQ.FTS.B , Zero Cpn , 1/28/26 ... 7,563 7,201
8033326.SQ.FTS.B , Zero Cpn , 1/29/26 ... 4,354 4,238
8033427.SQ.FTS.B , Zero Cpn , 1/29/26 ... 1,500 1,433
8033451.SQ.FTS.B , Zero Cpn , 1/29/26 ... 887 613
8033467.SQ.FTS.B , Zero Cpn , 1/29/26 ... 5,759 5,538
8033785.SQ.FTS.B , Zero Cpn , 1/29/26 ... 1,486 1,434
8033875.SQ.FTS.B , Zero Cpn , 1/29/26 ... 3,572 3,262
8034084.SQ.FTS.B , Zero Cpn , 1/29/26 ... 18,501 17,298
8034571.SQ.FTS.B , Zero Cpn , 1/29/26 ... 5,857 5,731
8034718.SQ.FTS.B , Zero Cpn , 1/29/26 ... 269 263
8034729.SQ.FTS.B , Zero Cpn , 1/29/26 ... 1,300 1,197
8034750.SQ.FTS.B , Zero Cpn , 1/29/26 ... 3,927 3,673
8034845.SQ.FTS.B , Zero Cpn , 1/29/26 ... 6,764 6,533
8035047.SQ.FTS.B , Zero Cpn , 1/29/26 ... 4,086 3,938
8035102.SQ.FTS.B , Zero Cpn , 1/29/26 ... 12,004 11,614
8035306.SQ.FTS.B , Zero Cpn , 1/29/26 ... 1,587 1,047
8035327.SQ.FTS.B , Zero Cpn , 1/29/26 ... 3,975 3,848
8035382.SQ.FTS.B , Zero Cpn , 1/29/26 ... 5,371 5,283
8035546.SQ.FTS.B , Zero Cpn , 1/29/26 ... 60,377 58,377
8036815.SQ.FTS.B , Zero Cpn , 1/29/26 ... 16,546 15,853
8037048.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,151 2,073
8037185.SQ.FTS.B , Zero Cpn , 1/30/26 ... 938 900
8037259.SQ.FTS.B , Zero Cpn , 1/30/26 ... 6,538 6,293
8037556.SQ.FTS.B , Zero Cpn , 1/30/26 ... 7,167 6,606
8038165.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,353 2,280
8038453.SQ.FTS.B , Zero Cpn , 1/30/26 ... 1,142 973
8038469.SQ.FTS.B , Zero Cpn , 1/30/26 ... 3,773 3,591
8038552.SQ.FTS.B , Zero Cpn , 1/30/26 ... 5,233 5,137
8038749.SQ.FTS.B , Zero Cpn , 1/30/26 ... 202 173
8038752.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,380 2,265
8038787.SQ.FTS.B , Zero Cpn , 1/30/26 ... 4,945 4,812
8038914.SQ.FTS.B , Zero Cpn , 1/30/26 ... 30,494 29,426
8039576.SQ.FTS.B , Zero Cpn , 1/30/26 ... 28,979 28,097
8040298.SQ.FTS.B , Zero Cpn , 1/30/26 ... 24,485 21,007
Description
Principal
Amount Value
Block, Inc. (continued)
8040747.SQ.FTS.B , Zero Cpn , 1/30/26 ... $ 2,856 $ 2,759
8040773.SQ.FTS.B , Zero Cpn , 1/30/26 ... 1,745 1,664
8040839.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,443 1,362
8040949.SQ.FTS.B , Zero Cpn , 1/31/26 ... 786 771
8040978.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,895 1,731
8041038.SQ.FTS.B , Zero Cpn , 1/31/26 ... 4,040 3,908
8041108.SQ.FTS.B , Zero Cpn , 1/31/26 ... 2,399 2,268
8041283.SQ.FTS.B , Zero Cpn , 1/31/26 ... 3,313 3,245
8041464.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,101 1,059
8041538.SQ.FTS.B , Zero Cpn , 1/31/26 ... 2,208 2,143
8041672.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,719 1,492
8041773.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,265 1,170
8041924.SQ.FTS.B , Zero Cpn , 1/31/26 ... 8,725 8,567
8042258.SQ.FTS.B , Zero Cpn , 1/31/26 ... 9,045 8,353
8042395.SQ.FTS.B , Zero Cpn , 1/31/26 ... 30,711 29,767
8043001.SQ.FTS.B , Zero Cpn , 1/31/26 ... 23,581 22,704
8043364.SQ.FTS.B , Zero Cpn , 1/31/26 ... 9,269 8,886
8043584.SQ.FTS.B , Zero Cpn , 1/31/26 ... 5,202 5,013
8043663.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,889 1,825
8043746.SQ.FTS.B , Zero Cpn , 1/31/26 ... 17,431 16,798
8044027.SQ.FTS.B , Zero Cpn , 1/31/26 ... 45,030 42,100
8046576.SQ.FTS.B , Zero Cpn , 2/01/26 ... 935 906
8046718.SQ.FTS.B , Zero Cpn , 2/01/26 ... 3,233 2,731
8046803.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,237 1,168
8046874.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,383 2,026
8046970.SQ.FTS.B , Zero Cpn , 2/01/26 ... 798 768
8047020.SQ.FTS.B , Zero Cpn , 2/01/26 ... 10,224 9,784
8047398.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,635 2,551
8047599.SQ.FTS.B , Zero Cpn , 2/01/26 ... 10,551 10,036
8048086.SQ.FTS.B , Zero Cpn , 2/01/26 ... 3,293 3,167
8048204.SQ.FTS.B , Zero Cpn , 2/01/26 ... 626 494
8048215.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,651 1,589
8048248.SQ.FTS.B , Zero Cpn , 2/01/26 ... 20,434 17,372
8048748.SQ.FTS.B , Zero Cpn , 2/01/26 ... 20,206 19,434
8049183.SQ.FTS.B , Zero Cpn , 2/01/26 ... 10,439 9,750
8049457.SQ.FTS.B , Zero Cpn , 2/01/26 ... 5,222 5,022
8049567.SQ.FTS.B , Zero Cpn , 2/01/26 ... 8,636 8,302
8049787.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,694 1,573
8049833.SQ.FTS.B , Zero Cpn , 2/01/26 ... 5,550 5,335
8050091.SQ.FTS.B , Zero Cpn , 2/01/26 ... 9,118 8,695
8050242.SQ.FTS.B , Zero Cpn , 2/01/26 ... 3,940 3,784
8050412.SQ.FTS.B , Zero Cpn , 2/01/26 ... 3,779 3,662
8050517.SQ.FTS.B , Zero Cpn , 2/01/26 ... 10,943 9,990
8051270.SQ.FTS.B , Zero Cpn , 2/02/26 ... 2,209 2,117
8051400.SQ.FTS.B , Zero Cpn , 2/02/26 ... 4,340 4,144
8051567.SQ.FTS.B , Zero Cpn , 2/02/26 ... 2,575 2,466
8051738.SQ.FTS.B , Zero Cpn , 2/02/26 ... 1,445 1,222
8051780.SQ.FTS.B , Zero Cpn , 2/02/26 ... 21,234 19,671
8052392.SQ.FTS.B , Zero Cpn , 2/02/26 ... 25,876 24,791
8053051.SQ.FTS.B , Zero Cpn , 2/02/26 ... 1,457 1,240
8053068.SQ.FTS.B , Zero Cpn , 2/02/26 ... 897 581
8053092.SQ.FTS.B , Zero Cpn , 2/02/26 ... 7,217 6,823
8053264.SQ.FTS.B , Zero Cpn , 2/02/26 ... 5,522 5,307
8053353.SQ.FTS.B , Zero Cpn , 2/02/26 ... 48,038 46,163
8054227.SQ.FTS.B , Zero Cpn , 2/03/26 ... 1,439 1,359
8054282.SQ.FTS.B , Zero Cpn , 2/03/26 ... 3,784 3,605
8054360.SQ.FTS.B , Zero Cpn , 2/03/26 ... 16,695 15,876
8054636.SQ.FTS.B , Zero Cpn , 2/03/26 ... 14,425 13,835

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8054883.SQ.FTS.B , Zero Cpn , 2/03/26 ... $ 10,557 $ 10,104
8055098.SQ.FTS.B , Zero Cpn , 2/03/26 ... 1,832 1,735
8055131.SQ.FTS.B , Zero Cpn , 2/03/26 ... 1,179 1,130
8055160.SQ.FTS.B , Zero Cpn , 2/03/26 ... 3,792 2,657
8055225.SQ.FTS.B , Zero Cpn , 2/03/26 ... 16,477 15,827
8055544.SQ.FTS.B , Zero Cpn , 2/04/26 ... 3,772 3,328
8055609.SQ.FTS.B , Zero Cpn , 2/04/26 ... 10,653 10,237
8055815.SQ.FTS.B , Zero Cpn , 2/04/26 ... 1,488 1,434
8055848.SQ.FTS.B , Zero Cpn , 2/04/26 ... 1,577 1,282
8055887.SQ.FTS.B , Zero Cpn , 2/04/26 ... 2,987 2,887
8055953.SQ.FTS.B , Zero Cpn , 2/04/26 ... 30,421 28,891
8056890.SQ.FTS.B , Zero Cpn , 2/05/26 ... 3,013 2,783
8056978.SQ.FTS.B , Zero Cpn , 2/05/26 ... 4,106 3,795
8057135.SQ.FTS.B , Zero Cpn , 2/05/26 ... 2,052 1,999
8057335.SQ.FTS.B , Zero Cpn , 2/05/26 ... 3,093 2,953
8057474.SQ.FTS.B , Zero Cpn , 2/05/26 ... 18,681 17,835
8057973.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,555 1,493
8058016.SQ.FTS.B , Zero Cpn , 2/05/26 ... 5,126 4,939
8058200.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,142 345
8058225.SQ.FTS.B , Zero Cpn , 2/05/26 ... 2,068 1,652
8058281.SQ.FTS.B , Zero Cpn , 2/05/26 ... 24,799 23,719
8058622.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,177 1,142
8058696.SQ.FTS.B , Zero Cpn , 2/05/26 ... 2,050 1,952
8058725.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,331 1,211
8058738.SQ.FTS.B , Zero Cpn , 2/05/26 ... 13,935 13,331
8058927.SQ.FTS.B , Zero Cpn , 2/05/26 ... 54,345 52,218
8060190.SQ.FTS.B , Zero Cpn , 2/06/26 ... 9,387 7,888
8060490.SQ.FTS.B , Zero Cpn , 2/06/26 ... 2,777 2,647
8060564.SQ.FTS.B , Zero Cpn , 2/06/26 ... 1,198 1,132
8060630.SQ.FTS.B , Zero Cpn , 2/06/26 ... 418 402
8060653.SQ.FTS.B , Zero Cpn , 2/06/26 ... 24,522 23,580
8061660.SQ.FTS.B , Zero Cpn , 2/06/26 ... 2,839 2,733
8061735.SQ.FTS.B , Zero Cpn , 2/06/26 ... 8,861 8,277
8061999.SQ.FTS.B , Zero Cpn , 2/06/26 ... 7,469 7,211
8062182.SQ.FTS.B , Zero Cpn , 2/06/26 ... 4,925 4,731
8062258.SQ.FTS.B , Zero Cpn , 2/06/26 ... 13,247 12,622
8062412.SQ.FTS.B , Zero Cpn , 2/06/26 ... 14,789 14,028
8062672.SQ.FTS.B , Zero Cpn , 2/06/26 ... 9,825 9,151
8062764.SQ.FTS.B , Zero Cpn , 2/06/26 ... 1,685 1,620
8062802.SQ.FTS.B , Zero Cpn , 2/06/26 ... 1,939 1,851
8062843.SQ.FTS.B , Zero Cpn , 2/06/26 ... 11,196 10,745
8063079.SQ.FTS.B , Zero Cpn , 2/06/26 ... 2,342 2,256
8063150.SQ.FTS.B , Zero Cpn , 2/06/26 ... 32,004 29,565
8063719.SQ.FTS.B , Zero Cpn , 2/06/26 ... 5,530 5,219
8063829.SQ.FTS.B , Zero Cpn , 2/06/26 ... 2,677 2,555
8063859.SQ.FTS.B , Zero Cpn , 2/07/26 ... 25,844 24,820
8064811.SQ.FTS.B , Zero Cpn , 2/07/26 ... 6,009 5,733
8064969.SQ.FTS.B , Zero Cpn , 2/07/26 ... 14,363 13,803
8065273.SQ.FTS.B , Zero Cpn , 2/07/26 ... 13,109 12,630
8065490.SQ.FTS.B , Zero Cpn , 2/07/26 ... 8,745 8,393
8065684.SQ.FTS.B , Zero Cpn , 2/07/26 ... 5,577 5,370
8065751.SQ.FTS.B , Zero Cpn , 2/07/26 ... 54,214 51,047
8066423.SQ.FTS.B , Zero Cpn , 2/07/26 ... 4,387 4,207
8066491.SQ.FTS.B , Zero Cpn , 2/07/26 ... 35,349 34,168
8069000.SQ.FTS.B , Zero Cpn , 2/08/26 ... 2,229 2,146
8069182.SQ.FTS.B , Zero Cpn , 2/08/26 ... 2,738 2,608
8069261.SQ.FTS.B , Zero Cpn , 2/08/26 ... 8,202 7,906
8069555.SQ.FTS.B , Zero Cpn , 2/08/26 ... 3,033 2,861
Description
Principal
Amount Value
Block, Inc. (continued)
8069789.SQ.FTS.B , Zero Cpn , 2/08/26 ... $ 10,768 $ 10,334
8070304.SQ.FTS.B , Zero Cpn , 2/08/26 ... 12,292 11,748
8070645.SQ.FTS.B , Zero Cpn , 2/08/26 ... 594 566
8070653.SQ.FTS.B , Zero Cpn , 2/08/26 ... 26,245 25,104
8071625.SQ.FTS.B , Zero Cpn , 2/08/26 ... 18,860 18,162
8072132.SQ.FTS.B , Zero Cpn , 2/08/26 ... 15,607 13,787
8072352.SQ.FTS.B , Zero Cpn , 2/08/26 ... 4,466 4,081
8072386.SQ.FTS.B , Zero Cpn , 2/08/26 ... 16,458 15,711
8072743.SQ.FTS.B , Zero Cpn , 2/08/26 ... 1,234 1,166
8072792.SQ.FTS.B , Zero Cpn , 2/08/26 ... 14,421 13,831
8072901.SQ.FTS.B , Zero Cpn , 2/09/26 ... 9,225 8,851
8073246.SQ.FTS.B , Zero Cpn , 2/09/26 ... 4,823 4,597
8073414.SQ.FTS.B , Zero Cpn , 2/09/26 ... 9,097 8,041
8073755.SQ.FTS.B , Zero Cpn , 2/09/26 ... 23,720 21,567
8074285.SQ.FTS.B , Zero Cpn , 2/09/26 ... 2,046 1,969
8074346.SQ.FTS.B , Zero Cpn , 2/09/26 ... 5,122 4,723
8074433.SQ.FTS.B , Zero Cpn , 2/09/26 ... 7,777 7,438
8074589.SQ.FTS.B , Zero Cpn , 2/09/26 ... 1,245 1,189
8074616.SQ.FTS.B , Zero Cpn , 2/09/26 ... 17,107 16,336
8074973.SQ.FTS.B , Zero Cpn , 2/09/26 ... 3,193 2,615
8075019.SQ.FTS.B , Zero Cpn , 2/09/26 ... 969 911
8075041.SQ.FTS.B , Zero Cpn , 2/09/26 ... 5,247 4,962
8075164.SQ.FTS.B , Zero Cpn , 2/09/26 ... 2,759 2,625
8075263.SQ.FTS.B , Zero Cpn , 2/09/26 ... 2,691 2,541
8075301.SQ.FTS.B , Zero Cpn , 2/09/26 ... 5,157 4,940
8075442.SQ.FTS.B , Zero Cpn , 2/09/26 ... 695 670
8075480.SQ.FTS.B , Zero Cpn , 2/09/26 ... 2,457 2,332
8075544.SQ.FTS.B , Zero Cpn , 2/09/26 ... 4,060 3,914
8075700.SQ.FTS.B , Zero Cpn , 2/09/26 ... 7,996 7,640
8075937.SQ.FTS.B , Zero Cpn , 2/09/26 ... 41,225 39,473
8076018.SQ.FTS.B , Zero Cpn , 2/10/26 ... 2,624 2,519
8076097.SQ.FTS.B , Zero Cpn , 2/10/26 ... 9,605 9,199
8076290.SQ.FTS.B , Zero Cpn , 2/10/26 ... 3,095 2,069
8076338.SQ.FTS.B , Zero Cpn , 2/10/26 ... 701 676
8076356.SQ.FTS.B , Zero Cpn , 2/10/26 ... 891 635
8076371.SQ.FTS.B , Zero Cpn , 2/10/26 ... 7,396 6,959
8076518.SQ.FTS.B , Zero Cpn , 2/10/26 ... 7,192 6,646
8076658.SQ.FTS.B , Zero Cpn , 2/10/26 ... 870 837
8076684.SQ.FTS.B , Zero Cpn , 2/10/26 ... 28,949 27,755
8077232.SQ.FTS.B , Zero Cpn , 2/11/26 ... 2,004 1,923
8077259.SQ.FTS.B , Zero Cpn , 2/11/26 ... 743 721
8077294.SQ.FTS.B , Zero Cpn , 2/11/26 ... 10,189 9,757
8077535.SQ.FTS.B , Zero Cpn , 2/11/26 ... 8,276 7,847
8077676.SQ.FTS.B , Zero Cpn , 2/11/26 ... 1,934 1,872
8077730.SQ.FTS.B , Zero Cpn , 2/11/26 ... 2,676 2,564
8077977.SQ.FTS.B , Zero Cpn , 2/12/26 ... 2,697 2,563
8078024.SQ.FTS.B , Zero Cpn , 2/12/26 ... 2,709 2,464
8078065.SQ.FTS.B , Zero Cpn , 2/12/26 ... 1,394 1,331
8078101.SQ.FTS.B , Zero Cpn , 2/12/26 ... 3,176 3,034
8078281.SQ.FTS.B , Zero Cpn , 2/12/26 ... 879 531
8078309.SQ.FTS.B , Zero Cpn , 2/12/26 ... 5,401 5,206
8078731.SQ.FTS.B , Zero Cpn , 2/12/26 ... 2,464 2,302
8078853.SQ.FTS.B , Zero Cpn , 2/12/26 ... 3,782 3,629
8079002.SQ.FTS.B , Zero Cpn , 2/12/26 ... 3,487 3,331
8079116.SQ.FTS.B , Zero Cpn , 2/12/26 ... 2,804 2,685
8079163.SQ.FTS.B , Zero Cpn , 2/12/26 ... 625 586
8079176.SQ.FTS.B , Zero Cpn , 2/12/26 ... 1,854 1,518
8079222.SQ.FTS.B , Zero Cpn , 2/12/26 ... 342 330

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8079237.SQ.FTS.B , Zero Cpn , 2/12/26 ... $ 4,456 $ 4,230
8079402.SQ.FTS.B , Zero Cpn , 2/12/26 ... 4,650 4,471
8079461.SQ.FTS.B , Zero Cpn , 2/12/26 ... 40,137 38,484
8080339.SQ.FTS.B , Zero Cpn , 2/12/26 ... 2,952 2,824
8080416.SQ.FTS.B , Zero Cpn , 2/12/26 ... 5,706 5,416
8080597.SQ.FTS.B , Zero Cpn , 2/12/26 ... 2,263 2,127
8080681.SQ.FTS.B , Zero Cpn , 2/12/26 ... 6,350 4,544
8080866.SQ.FTS.B , Zero Cpn , 2/12/26 ... 854 817
8080902.SQ.FTS.B , Zero Cpn , 2/12/26 ... 5,208 5,021
8081102.SQ.FTS.B , Zero Cpn , 2/12/26 ... 3,472 3,316
8081217.SQ.FTS.B , Zero Cpn , 2/12/26 ... 78,980 73,543
8081626.SQ.FTS.B , Zero Cpn , 2/13/26 ... 4,448 4,072
8081859.SQ.FTS.B , Zero Cpn , 2/13/26 ... 1,332 1,240
8081940.SQ.FTS.B , Zero Cpn , 2/13/26 ... 7,971 7,498
8082430.SQ.FTS.B , Zero Cpn , 2/13/26 ... 7,884 7,644
8082919.SQ.FTS.B , Zero Cpn , 2/13/26 ... 11,599 11,175
8083267.SQ.FTS.B , Zero Cpn , 2/13/26 ... 5,975 5,729
8083405.SQ.FTS.B , Zero Cpn , 2/13/26 ... 2,146 2,082
8083517.SQ.FTS.B , Zero Cpn , 2/13/26 ... 20,195 19,456
8084129.SQ.FTS.B , Zero Cpn , 2/13/26 ... 14,199 13,553
8084533.SQ.FTS.B , Zero Cpn , 2/13/26 ... 1,034 998
8084570.SQ.FTS.B , Zero Cpn , 2/13/26 ... 3,922 3,724
8084728.SQ.FTS.B , Zero Cpn , 2/13/26 ... 5,291 5,100
8084848.SQ.FTS.B , Zero Cpn , 2/14/26 ... 1,417 1,333
8084910.SQ.FTS.B , Zero Cpn , 2/14/26 ... 1,999 1,920
8084982.SQ.FTS.B , Zero Cpn , 2/14/26 ... 3,426 2,927
8085092.SQ.FTS.B , Zero Cpn , 2/14/26 ... 8,383 8,045
8085461.SQ.FTS.B , Zero Cpn , 2/14/26 ... 13,249 12,675
8085951.SQ.FTS.B , Zero Cpn , 2/14/26 ... 1,158 1,116
8085996.SQ.FTS.B , Zero Cpn , 2/14/26 ... 5,997 5,749
8086137.SQ.FTS.B , Zero Cpn , 2/14/26 ... 14,868 14,191
8086486.SQ.FTS.B , Zero Cpn , 2/14/26 ... 4,802 4,557
8086648.SQ.FTS.B , Zero Cpn , 2/14/26 ... 7,820 7,553
8086797.SQ.FTS.B , Zero Cpn , 2/14/26 ... 1,026 996
8086839.SQ.FTS.B , Zero Cpn , 2/14/26 ... 2,003 1,824
8086874.SQ.FTS.B , Zero Cpn , 2/14/26 ... 31,639 30,347
8087504.SQ.FTS.B , Zero Cpn , 2/14/26 ... 4,884 4,334
8087610.SQ.FTS.B , Zero Cpn , 2/14/26 ... 5,392 5,154
8087691.SQ.FTS.B , Zero Cpn , 2/14/26 ... 46,868 44,931
8089997.SQ.FTS.B , Zero Cpn , 2/15/26 ... 9,698 9,360
8090533.SQ.FTS.B , Zero Cpn , 2/15/26 ... 1,273 1,216
8090584.SQ.FTS.B , Zero Cpn , 2/15/26 ... 7,354 7,082
8091151.SQ.FTS.B , Zero Cpn , 2/15/26 ... 5,716 5,430
8091397.SQ.FTS.B , Zero Cpn , 2/15/26 ... 9,145 8,730
8091618.SQ.FTS.B , Zero Cpn , 2/15/26 ... 15,962 15,184
8092076.SQ.FTS.B , Zero Cpn , 2/15/26 ... 2,026 1,945
8092116.SQ.FTS.B , Zero Cpn , 2/15/26 ... 5,254 5,045
8092197.SQ.FTS.B , Zero Cpn , 2/15/26 ... 1,801 1,748
8092254.SQ.FTS.B , Zero Cpn , 2/15/26 ... 13,980 13,532
8092693.SQ.FTS.B , Zero Cpn , 2/15/26 ... 4,845 4,597
8092821.SQ.FTS.B , Zero Cpn , 2/15/26 ... 18,228 17,161
8093270.SQ.FTS.B , Zero Cpn , 2/15/26 ... 10,650 10,131
8093497.SQ.FTS.B , Zero Cpn , 2/15/26 ... 26,360 25,438
8093668.SQ.FTS.B , Zero Cpn , 2/16/26 ... 10,674 10,190
8094204.SQ.FTS.B , Zero Cpn , 2/16/26 ... 6,597 6,324
8094596.SQ.FTS.B , Zero Cpn , 2/16/26 ... 1,487 1,410
8094666.SQ.FTS.B , Zero Cpn , 2/16/26 ... 12,862 12,324
8095076.SQ.FTS.B , Zero Cpn , 2/16/26 ... 7,354 7,055
Description
Principal
Amount Value
Block, Inc. (continued)
8095273.SQ.FTS.B , Zero Cpn , 2/16/26 ... $ 74,519 $ 71,124
8096993.SQ.FTS.B , Zero Cpn , 2/17/26 ... 5,774 5,541
8097115.SQ.FTS.B , Zero Cpn , 2/17/26 ... 1,682 1,607
8097150.SQ.FTS.B , Zero Cpn , 2/17/26 ... 1,840 1,741
8097209.SQ.FTS.B , Zero Cpn , 2/17/26 ... 7,961 7,662
8097446.SQ.FTS.B , Zero Cpn , 2/17/26 ... 5,844 5,611
8097578.SQ.FTS.B , Zero Cpn , 2/17/26 ... 1,816 1,740
8097606.SQ.FTS.B , Zero Cpn , 2/17/26 ... 724 698
8097628.SQ.FTS.B , Zero Cpn , 2/17/26 ... 11,281 10,790
8097837.SQ.FTS.B , Zero Cpn , 2/17/26 ... 5,005 4,800
8097922.SQ.FTS.B , Zero Cpn , 2/18/26 ... 10,530 10,055
8098085.SQ.FTS.B , Zero Cpn , 2/18/26 ... 1,488 1,435
8098194.SQ.FTS.B , Zero Cpn , 2/18/26 ... 1,689 1,595
8098225.SQ.FTS.B , Zero Cpn , 2/18/26 ... 4,751 4,571
8098324.SQ.FTS.B , Zero Cpn , 2/18/26 ... 18,799 18,092
8099047.SQ.FTS.B , Zero Cpn , 2/19/26 ... 4,458 4,081
8099144.SQ.FTS.B , Zero Cpn , 2/19/26 ... 15,358 14,421
8099786.SQ.FTS.B , Zero Cpn , 2/19/26 ... 10,448 9,889
8100152.SQ.FTS.B , Zero Cpn , 2/19/26 ... 7,295 6,962
8100318.SQ.FTS.B , Zero Cpn , 2/19/26 ... 8,813 8,341
8100556.SQ.FTS.B , Zero Cpn , 2/19/26 ... 2,083 1,851
8100583.SQ.FTS.B , Zero Cpn , 2/19/26 ... 13,422 12,249
8100818.SQ.FTS.B , Zero Cpn , 2/19/26 ... 902 872
8100881.SQ.FTS.B , Zero Cpn , 2/19/26 ... 677 621
8100902.SQ.FTS.B , Zero Cpn , 2/19/26 ... 5,319 5,097
8101006.SQ.FTS.B , Zero Cpn , 2/19/26 ... 10,299 9,441
8101118.SQ.FTS.B , Zero Cpn , 2/19/26 ... 17,530 16,828
8101467.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,787 1,734
8101530.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,299 1,182
8101600.SQ.FTS.B , Zero Cpn , 2/19/26 ... 890 867
8101816.SQ.FTS.B , Zero Cpn , 2/19/26 ... 3,216 3,071
8101910.SQ.FTS.B , Zero Cpn , 2/19/26 ... 17,931 17,268
8102591.SQ.FTS.B , Zero Cpn , 2/20/26 ... 1,161 1,112
8102671.SQ.FTS.B , Zero Cpn , 2/20/26 ... 4,538 4,308
8102850.SQ.FTS.B , Zero Cpn , 2/20/26 ... 11,141 10,600
8103556.SQ.FTS.B , Zero Cpn , 2/20/26 ... 853 829
8103704.SQ.FTS.B , Zero Cpn , 2/20/26 ... 3,898 3,755
8103840.SQ.FTS.B , Zero Cpn , 2/20/26 ... 3,897 3,724
8103950.SQ.FTS.B , Zero Cpn , 2/20/26 ... 3,404 2,791
8104068.SQ.FTS.B , Zero Cpn , 2/20/26 ... 12,694 12,088
8104401.SQ.FTS.B , Zero Cpn , 2/20/26 ... 67,109 63,878
8105417.SQ.FTS.B , Zero Cpn , 2/20/26 ... 19,796 18,900
8105756.SQ.FTS.B , Zero Cpn , 2/20/26 ... 44,404 42,523
8106179.SQ.FTS.B , Zero Cpn , 2/21/26 ... 1,563 1,507
8106389.SQ.FTS.B , Zero Cpn , 2/21/26 ... 593 567
8106426.SQ.FTS.B , Zero Cpn , 2/21/26 ... 15,643 14,809
8107303.SQ.FTS.B , Zero Cpn , 2/21/26 ... 2,422 2,278
8107413.SQ.FTS.B , Zero Cpn , 2/21/26 ... 5,618 5,363
8107578.SQ.FTS.B , Zero Cpn , 2/21/26 ... 8,374 7,944
8107707.SQ.FTS.B , Zero Cpn , 2/21/26 ... 762 734
8107733.SQ.FTS.B , Zero Cpn , 2/21/26 ... 57,379 53,380
8108678.SQ.FTS.B , Zero Cpn , 2/21/26 ... 3,658 3,469
8108759.SQ.FTS.B , Zero Cpn , 2/21/26 ... 41,906 39,803
8111527.SQ.FTS.B , Zero Cpn , 2/22/26 ... 288 274
8111574.SQ.FTS.B , Zero Cpn , 2/22/26 ... 4,740 4,214
8111698.SQ.FTS.B , Zero Cpn , 2/22/26 ... 834 783
8111735.SQ.FTS.B , Zero Cpn , 2/22/26 ... 4,330 4,146
8111950.SQ.FTS.B , Zero Cpn , 2/22/26 ... 250 243

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8111997.SQ.FTS.B , Zero Cpn , 2/22/26 ... $ 3,037 $ 2,908
8112188.SQ.FTS.B , Zero Cpn , 2/22/26 ... 6,654 6,242
8112565.SQ.FTS.B , Zero Cpn , 2/22/26 ... 13,246 12,718
8112993.SQ.FTS.B , Zero Cpn , 2/22/26 ... 8,009 7,635
8113169.SQ.FTS.B , Zero Cpn , 2/22/26 ... 8,717 8,359
8113362.SQ.FTS.B , Zero Cpn , 2/22/26 ... 14,256 13,508
8113746.SQ.FTS.B , Zero Cpn , 2/22/26 ... 69,221 66,360
8115224.SQ.FTS.B , Zero Cpn , 2/22/26 ... 13,906 13,331
8115417.SQ.FTS.B , Zero Cpn , 2/23/26 ... 18,376 17,243
8116260.SQ.FTS.B , Zero Cpn , 2/23/26 ... 3,977 3,807
8116380.SQ.FTS.B , Zero Cpn , 2/23/26 ... 5,249 5,032
8116537.SQ.FTS.B , Zero Cpn , 2/23/26 ... 13,061 12,500
8116918.SQ.FTS.B , Zero Cpn , 2/23/26 ... 2,636 2,540
8116985.SQ.FTS.B , Zero Cpn , 2/23/26 ... 1,894 1,789
8117025.SQ.FTS.B , Zero Cpn , 2/23/26 ... 1,952 1,776
8117043.SQ.FTS.B , Zero Cpn , 2/23/26 ... 10,702 10,294
8117256.SQ.FTS.B , Zero Cpn , 2/23/26 ... 6,229 5,942
8117461.SQ.FTS.B , Zero Cpn , 2/23/26 ... 5,772 5,476
8117644.SQ.FTS.B , Zero Cpn , 2/23/26 ... 713 673
8117661.SQ.FTS.B , Zero Cpn , 2/23/26 ... 34,073 32,411
8118628.SQ.FTS.B , Zero Cpn , 2/23/26 ... 65,208 62,092
8118665.SQ.FTS.B , Zero Cpn , 2/24/26 ... 29,104 27,674
8119126.SQ.FTS.B , Zero Cpn , 2/24/26 ... 8,974 8,235
8119268.SQ.FTS.B , Zero Cpn , 2/24/26 ... 2,754 2,590
8119327.SQ.FTS.B , Zero Cpn , 2/24/26 ... 10,551 8,707
8119516.SQ.FTS.B , Zero Cpn , 2/24/26 ... 1,768 1,698
8119550.SQ.FTS.B , Zero Cpn , 2/24/26 ... 4,574 4,336
8119661.SQ.FTS.B , Zero Cpn , 2/25/26 ... 6,607 6,277
8119812.SQ.FTS.B , Zero Cpn , 2/25/26 ... 3,404 3,258
8119875.SQ.FTS.B , Zero Cpn , 2/25/26 ... 2,558 2,450
8119926.SQ.FTS.B , Zero Cpn , 2/25/26 ... 2,506 2,400
8119966.SQ.FTS.B , Zero Cpn , 2/25/26 ... 1,858 1,762
8120003.SQ.FTS.B , Zero Cpn , 2/25/26 ... 9,274 8,819
8120195.SQ.FTS.B , Zero Cpn , 2/25/26 ... 9,890 9,293
8120655.SQ.FTS.B , Zero Cpn , 2/26/26 ... 7,409 7,093
8120874.SQ.FTS.B , Zero Cpn , 2/26/26 ... 1,251 1,194
8120940.SQ.FTS.B , Zero Cpn , 2/26/26 ... 5,262 5,043
8121187.SQ.FTS.B , Zero Cpn , 2/26/26 ... 3,347 3,208
8121437.SQ.FTS.B , Zero Cpn , 2/26/26 ... 10,219 9,702
8121851.SQ.FTS.B , Zero Cpn , 2/26/26 ... 2,592 2,473
8121926.SQ.FTS.B , Zero Cpn , 2/26/26 ... 3,289 3,085
8122003.SQ.FTS.B , Zero Cpn , 2/26/26 ... 714 689
8122024.SQ.FTS.B , Zero Cpn , 2/26/26 ... 1,192 1,066
8122048.SQ.FTS.B , Zero Cpn , 2/26/26 ... 4,792 4,586
8122114.SQ.FTS.B , Zero Cpn , 2/26/26 ... 4,556 3,298
8122232.SQ.FTS.B , Zero Cpn , 2/26/26 ... 1,499 1,409
8122264.SQ.FTS.B , Zero Cpn , 2/26/26 ... 7,521 7,068
8122603.SQ.FTS.B , Zero Cpn , 2/26/26 ... 5,716 5,480
8122746.SQ.FTS.B , Zero Cpn , 2/26/26 ... 8,397 6,423
8122881.SQ.FTS.B , Zero Cpn , 2/26/26 ... 7,070 6,760
8123064.SQ.FTS.B , Zero Cpn , 2/26/26 ... 15,586 14,922
8123396.SQ.FTS.B , Zero Cpn , 2/26/26 ... 3,371 3,246
8123487.SQ.FTS.B , Zero Cpn , 2/26/26 ... 32,529 31,247
8124299.SQ.FTS.B , Zero Cpn , 2/26/26 ... 634 609
8124323.SQ.FTS.B , Zero Cpn , 2/26/26 ... 6,460 6,089
8124443.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,566 1,479
8124611.SQ.FTS.B , Zero Cpn , 2/27/26 ... 14,618 13,989
8125462.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,779 1,722
Description
Principal
Amount Value
Block, Inc. (continued)
8125536.SQ.FTS.B , Zero Cpn , 2/27/26 ... $ 3,915 $ 3,727
8125649.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,895 1,797
8125738.SQ.FTS.B , Zero Cpn , 2/27/26 ... 3,270 2,501
8125819.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,776 1,641
8125873.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,968 1,850
8125941.SQ.FTS.B , Zero Cpn , 2/27/26 ... 12,451 11,942
8126240.SQ.FTS.B , Zero Cpn , 2/27/26 ... 3,919 3,739
8126365.SQ.FTS.B , Zero Cpn , 2/27/26 ... 49,150 47,109
8127401.SQ.FTS.B , Zero Cpn , 2/27/26 ... 949 897
8127529.SQ.FTS.B , Zero Cpn , 2/27/26 ... 4,863 4,445
8127649.SQ.FTS.B , Zero Cpn , 2/27/26 ... 36,568 33,681
8128102.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,976 2,835
8128205.SQ.FTS.B , Zero Cpn , 2/28/26 ... 23,159 22,021
8129117.SQ.FTS.B , Zero Cpn , 2/28/26 ... 9,263 8,805
8129357.SQ.FTS.B , Zero Cpn , 2/28/26 ... 940 901
8129377.SQ.FTS.B , Zero Cpn , 2/28/26 ... 13,353 11,906
8129669.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,048 992
8129732.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,356 2,199
8129780.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,515 3,397
8129805.SQ.FTS.B , Zero Cpn , 2/28/26 ... 30,297 29,122
8130289.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,433 2,307
8130333.SQ.FTS.B , Zero Cpn , 2/28/26 ... 13,348 12,724
8130609.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,065 1,034
8130671.SQ.FTS.B , Zero Cpn , 2/28/26 ... 67,056 61,618
8134964.SQ.FTS.B , Zero Cpn , 2/28/26 ... 706 682
8134991.SQ.FTS.B , Zero Cpn , 2/28/26 ... 12,690 10,275
8135336.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,067 4,816
8135499.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,657 5,034
8135734.SQ.FTS.B , Zero Cpn , 2/28/26 ... 18,906 17,800
8136487.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,120 1,759
8136506.SQ.FTS.B , Zero Cpn , 2/28/26 ... 520 502
8136536.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,877 1,796
8136567.SQ.FTS.B , Zero Cpn , 2/28/26 ... 986 956
8136604.SQ.FTS.B , Zero Cpn , 2/28/26 ... 6,762 6,428
8136719.SQ.FTS.B , Zero Cpn , 2/28/26 ... 18,027 17,220
8137098.SQ.FTS.B , Zero Cpn , 2/28/26 ... 6,129 5,862
8137184.SQ.FTS.B , Zero Cpn , 2/28/26 ... 4,210 3,979
8137245.SQ.FTS.B , Zero Cpn , 2/28/26 ... 19,014 18,048
8137657.SQ.FTS.B , Zero Cpn , 2/28/26 ... 361 350
8137669.SQ.FTS.B , Zero Cpn , 2/28/26 ... 8,471 8,012
8137853.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,550 3,430
8137939.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,265 2,153
8137995.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,249 2,153
8138030.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,808 5,074
8138137.SQ.FTS.B , Zero Cpn , 2/28/26 ... 32,618 30,874
8139109.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,557 1,586
8139160.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,608 5,349
8139439.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,663 1,541
8139490.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,054 2,733
8139621.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,130 4,439
8139829.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,264 4,962
8140040.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,988 2,777
8140131.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,440 3,293
8140201.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,751 1,673
8140220.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,302 1,257
8140298.SQ.FTS.B , Zero Cpn , 2/28/26 ... 12,966 12,323
8140726.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,184 3,025
8140817.SQ.FTS.B , Zero Cpn , 2/28/26 ... 26,762 26,030

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8141931.SQ.FTS.B , Zero Cpn , 2/28/26 ... $ 14,165 $ 13,440
8142451.SQ.FTS.B , Zero Cpn , 2/28/26 ... 598 575
8142504.SQ.FTS.B , Zero Cpn , 2/28/26 ... 12,143 11,519
8142528.SQ.FTS.B , Zero Cpn , 2/28/26 ... 34,519 32,592
8143126.SQ.FTS.B , Zero Cpn , 2/28/26 ... 17,604 15,238
8143379.SQ.FTS.B , Zero Cpn , 2/28/26 ... 7,063 6,725
8143502.SQ.FTS.B , Zero Cpn , 3/01/26 ... 2,709 2,005
8143539.SQ.FTS.B , Zero Cpn , 3/01/26 ... 1,473 1,229
8143555.SQ.FTS.B , Zero Cpn , 3/01/26 ... 4,646 4,399
8143614.SQ.FTS.B , Zero Cpn , 3/01/26 ... 2,313 2,219
8143661.SQ.FTS.B , Zero Cpn , 3/01/26 ... 5,185 4,978
8143769.SQ.FTS.B , Zero Cpn , 3/01/26 ... 971 939
8143788.SQ.FTS.B , Zero Cpn , 3/01/26 ... 6,403 6,122
8143908.SQ.FTS.B , Zero Cpn , 3/01/26 ... 4,909 4,646
8143991.SQ.FTS.B , Zero Cpn , 3/01/26 ... 4,692 4,545
8144172.SQ.FTS.B , Zero Cpn , 3/01/26 ... 1,805 1,722
8144201.SQ.FTS.B , Zero Cpn , 3/01/26 ... 4,397 4,211
8144259.SQ.FTS.B , Zero Cpn , 3/01/26 ... 5,446 5,215
8144431.SQ.FTS.B , Zero Cpn , 3/02/26 ... 675 647
8144457.SQ.FTS.B , Zero Cpn , 3/02/26 ... 4,279 3,983
8144539.SQ.FTS.B , Zero Cpn , 3/02/26 ... 11,737 11,107
8144659.SQ.FTS.B , Zero Cpn , 3/02/26 ... 5,626 5,337
8144728.SQ.FTS.B , Zero Cpn , 3/02/26 ... 2,163 2,071
8144756.SQ.FTS.B , Zero Cpn , 3/02/26 ... 14,550 13,385
8144891.SQ.FTS.B , Zero Cpn , 3/02/26 ... 10,207 9,796
8145245.SQ.FTS.B , Zero Cpn , 3/02/26 ... 995 963
8145261.SQ.FTS.B , Zero Cpn , 3/02/26 ... 9,986 9,549
8145432.SQ.FTS.B , Zero Cpn , 3/02/26 ... 25,520 24,404
8146384.SQ.FTS.B , Zero Cpn , 3/03/26 ... 13,033 12,538
8146805.SQ.FTS.B , Zero Cpn , 3/03/26 ... 12,394 11,784
8147176.SQ.FTS.B , Zero Cpn , 3/03/26 ... 2,887 2,087
8147231.SQ.FTS.B , Zero Cpn , 3/03/26 ... 5,192 4,950
8147356.SQ.FTS.B , Zero Cpn , 3/03/26 ... 6,277 6,004
8147467.SQ.FTS.B , Zero Cpn , 3/03/26 ... 3,463 3,237
8147505.SQ.FTS.B , Zero Cpn , 3/03/26 ... 587 549
8147525.SQ.FTS.B , Zero Cpn , 3/03/26 ... 6,302 6,042
8147615.SQ.FTS.B , Zero Cpn , 3/03/26 ... 14,048 13,350
8147933.SQ.FTS.B , Zero Cpn , 3/03/26 ... 33,043 31,506
8148583.SQ.FTS.B , Zero Cpn , 3/03/26 ... 1,570 1,472
8148626.SQ.FTS.B , Zero Cpn , 3/03/26 ... 10,485 9,646
8148837.SQ.FTS.B , Zero Cpn , 3/03/26 ... 21,746 20,790
8149306.SQ.FTS.B , Zero Cpn , 3/03/26 ... 16,724 15,918
8149454.SQ.FTS.B , Zero Cpn , 3/04/26 ... 10,666 10,192
8149846.SQ.FTS.B , Zero Cpn , 3/04/26 ... 3,631 3,465
8149979.SQ.FTS.B , Zero Cpn , 3/04/26 ... 6,843 6,295
8150196.SQ.FTS.B , Zero Cpn , 3/04/26 ... 15,264 14,537
8150657.SQ.FTS.B , Zero Cpn , 3/04/26 ... 15,102 14,496
8151036.SQ.FTS.B , Zero Cpn , 3/04/26 ... 11,998 11,480
8151259.SQ.FTS.B , Zero Cpn , 3/04/26 ... 8,490 8,060
8151445.SQ.FTS.B , Zero Cpn , 3/04/26 ... 5,736 5,448
8151554.SQ.FTS.B , Zero Cpn , 3/04/26 ... 3,983 3,784
8151628.SQ.FTS.B , Zero Cpn , 3/04/26 ... 5,883 5,470
8151728.SQ.FTS.B , Zero Cpn , 3/04/26 ... 11,143 10,696
8151940.SQ.FTS.B , Zero Cpn , 3/04/26 ... 51,301 48,734
8152792.SQ.FTS.B , Zero Cpn , 3/04/26 ... 23,909 22,625
8155013.SQ.FTS.B , Zero Cpn , 3/05/26 ... 8,396 7,975
8155278.SQ.FTS.B , Zero Cpn , 3/05/26 ... 10,443 9,940
8155633.SQ.FTS.B , Zero Cpn , 3/05/26 ... 3,370 3,219
Description
Principal
Amount Value
Block, Inc. (continued)
8155811.SQ.FTS.B , Zero Cpn , 3/05/26 ... $ 5,850 $ 5,084
8156076.SQ.FTS.B , Zero Cpn , 3/05/26 ... 29,883 28,565
8156908.SQ.FTS.B , Zero Cpn , 3/05/26 ... 10,728 10,275
8157188.SQ.FTS.B , Zero Cpn , 3/05/26 ... 3,638 3,491
8157271.SQ.FTS.B , Zero Cpn , 3/05/26 ... 1,228 1,164
8157291.SQ.FTS.B , Zero Cpn , 3/05/26 ... 1,610 1,535
8157346.SQ.FTS.B , Zero Cpn , 3/05/26 ... 2,245 2,051
8157388.SQ.FTS.B , Zero Cpn , 3/05/26 ... 12,921 8,727
8157642.SQ.FTS.B , Zero Cpn , 3/05/26 ... 4,070 3,888
8157698.SQ.FTS.B , Zero Cpn , 3/05/26 ... 3,173 3,011
8157766.SQ.FTS.B , Zero Cpn , 3/05/26 ... 12,441 10,173
8157914.SQ.FTS.B , Zero Cpn , 3/05/26 ... 4,244 4,057
8157976.SQ.FTS.B , Zero Cpn , 3/05/26 ... 2,017 1,843
8157979.SQ.FTS.B , Zero Cpn , 3/05/26 ... 49,150 46,674
8158684.SQ.FTS.B , Zero Cpn , 3/05/26 ... 48,181 45,116
8158900.SQ.FTS.B , Zero Cpn , 3/06/26 ... 3,974 2,697
8159049.SQ.FTS.B , Zero Cpn , 3/06/26 ... 11,403 10,491
8159278.SQ.FTS.B , Zero Cpn , 3/06/26 ... 6,759 6,456
8159486.SQ.FTS.B , Zero Cpn , 3/06/26 ... 2,757 2,632
8159583.SQ.FTS.B , Zero Cpn , 3/06/26 ... 5,640 5,047
8159900.SQ.FTS.B , Zero Cpn , 3/06/26 ... 5,489 5,241
8160129.SQ.FTS.B , Zero Cpn , 3/06/26 ... 861 812
8160175.SQ.FTS.B , Zero Cpn , 3/06/26 ... 23,517 22,045
8160689.SQ.FTS.B , Zero Cpn , 3/06/26 ... 43,158 40,996
8161519.SQ.FTS.B , Zero Cpn , 3/06/26 ... 16,663 15,715
8161846.SQ.FTS.B , Zero Cpn , 3/06/26 ... 9,741 9,221
8162106.SQ.FTS.B , Zero Cpn , 3/06/26 ... 9,906 9,471
8162219.SQ.FTS.B , Zero Cpn , 3/07/26 ... 1,382 1,315
8162270.SQ.FTS.B , Zero Cpn , 3/07/26 ... 21,097 18,360
8162583.SQ.FTS.B , Zero Cpn , 3/07/26 ... 4,979 4,553
8162671.SQ.FTS.B , Zero Cpn , 3/07/26 ... 3,266 3,061
8162715.SQ.FTS.B , Zero Cpn , 3/07/26 ... 1,357 1,296
8162740.SQ.FTS.B , Zero Cpn , 3/07/26 ... 5,369 4,667
8162814.SQ.FTS.B , Zero Cpn , 3/07/26 ... 698 657
8162827.SQ.FTS.B , Zero Cpn , 3/07/26 ... 2,083 2,003
8162878.SQ.FTS.B , Zero Cpn , 3/07/26 ... 2,945 2,810
8162933.SQ.FTS.B , Zero Cpn , 3/07/26 ... 3,493 3,332
8162991.SQ.FTS.B , Zero Cpn , 3/07/26 ... 8,923 8,416
8163136.SQ.FTS.B , Zero Cpn , 3/07/26 ... 9,503 9,129
8163292.SQ.FTS.B , Zero Cpn , 3/08/26 ... 1,288 1,231
8163339.SQ.FTS.B , Zero Cpn , 3/08/26 ... 6,156 5,884
8163422.SQ.FTS.B , Zero Cpn , 3/08/26 ... 1,126 1,077
8163451.SQ.FTS.B , Zero Cpn , 3/08/26 ... 23,601 22,571
8163836.SQ.FTS.B , Zero Cpn , 3/08/26 ... 246 231
8163841.SQ.FTS.B , Zero Cpn , 3/08/26 ... 2,525 2,403
8163885.SQ.FTS.B , Zero Cpn , 3/08/26 ... 6,087 5,874
8164341.SQ.FTS.B , Zero Cpn , 3/09/26 ... 6,522 6,221
8164548.SQ.FTS.B , Zero Cpn , 3/09/26 ... 8,210 7,865
8164958.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,331 1,283
8165076.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,675 1,548
8165136.SQ.FTS.B , Zero Cpn , 3/09/26 ... 2,824 2,700
8165216.SQ.FTS.B , Zero Cpn , 3/09/26 ... 5,404 5,159
8165388.SQ.FTS.B , Zero Cpn , 3/09/26 ... 15,245 14,502
8165688.SQ.FTS.B , Zero Cpn , 3/09/26 ... 19,809 18,820
8166181.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,985 1,753
8166213.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,844 1,750
8166260.SQ.FTS.B , Zero Cpn , 3/09/26 ... 5,884 5,518
8166380.SQ.FTS.B , Zero Cpn , 3/09/26 ... 12,675 12,106

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8166594.SQ.FTS.B , Zero Cpn , 3/09/26 ... $ 49,534 $ 47,291
8167464.SQ.FTS.B , Zero Cpn , 3/09/26 ... 9,681 9,318
8167742.SQ.FTS.B , Zero Cpn , 3/09/26 ... 7,181 6,258
8167813.SQ.FTS.B , Zero Cpn , 3/10/26 ... 4,843 4,629
8168039.SQ.FTS.B , Zero Cpn , 3/10/26 ... 6,365 6,074
8168390.SQ.FTS.B , Zero Cpn , 3/10/26 ... 6,410 6,125
8168767.SQ.FTS.B , Zero Cpn , 3/10/26 ... 7,322 6,989
8169001.SQ.FTS.B , Zero Cpn , 3/10/26 ... 2,695 2,556
8169060.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,985 1,886
8169132.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,030 965
8169173.SQ.FTS.B , Zero Cpn , 3/10/26 ... 6,719 6,359
8169308.SQ.FTS.B , Zero Cpn , 3/10/26 ... 12,467 11,829
8169571.SQ.FTS.B , Zero Cpn , 3/10/26 ... 20,803 19,848
8170238.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,803 1,573
8170251.SQ.FTS.B , Zero Cpn , 3/10/26 ... 3,580 3,355
8170308.SQ.FTS.B , Zero Cpn , 3/10/26 ... 64,875 60,805
8171502.SQ.FTS.B , Zero Cpn , 3/11/26 ... 5,232 4,895
8171680.SQ.FTS.B , Zero Cpn , 3/11/26 ... 1,787 1,724
8171752.SQ.FTS.B , Zero Cpn , 3/11/26 ... 910 869
8171784.SQ.FTS.B , Zero Cpn , 3/11/26 ... 1,400 1,321
8171818.SQ.FTS.B , Zero Cpn , 3/11/26 ... 20,253 19,139
8172584.SQ.FTS.B , Zero Cpn , 3/11/26 ... 20,391 19,579
8173073.SQ.FTS.B , Zero Cpn , 3/11/26 ... 9,642 9,199
8173168.SQ.FTS.B , Zero Cpn , 3/11/26 ... 1,402 1,318
8173196.SQ.FTS.B , Zero Cpn , 3/11/26 ... 27,898 26,076
8173705.SQ.FTS.B , Zero Cpn , 3/11/26 ... 3,233 3,081
8173788.SQ.FTS.B , Zero Cpn , 3/11/26 ... 2,855 2,728
8173833.SQ.FTS.B , Zero Cpn , 3/11/26 ... 21,081 20,136
8174172.SQ.FTS.B , Zero Cpn , 3/11/26 ... 7,044 6,663
8174292.SQ.FTS.B , Zero Cpn , 3/11/26 ... 4,033 3,845
8174350.SQ.FTS.B , Zero Cpn , 3/11/26 ... 5,373 5,060
8174447.SQ.FTS.B , Zero Cpn , 3/11/26 ... 2,331 2,172
8174490.SQ.FTS.B , Zero Cpn , 3/11/26 ... 16,028 14,983
8176783.SQ.FTS.B , Zero Cpn , 3/12/26 ... 6,865 6,351
8176994.SQ.FTS.B , Zero Cpn , 3/12/26 ... 7,923 7,558
8177238.SQ.FTS.B , Zero Cpn , 3/12/26 ... 8,135 6,487
8177469.SQ.FTS.B , Zero Cpn , 3/12/26 ... 2,422 2,294
8177540.SQ.FTS.B , Zero Cpn , 3/12/26 ... 4,120 3,858
8177700.SQ.FTS.B , Zero Cpn , 3/12/26 ... 3,711 3,426
8177830.SQ.FTS.B , Zero Cpn , 3/12/26 ... 4,299 4,126
8178110.SQ.FTS.B , Zero Cpn , 3/12/26 ... 5,844 5,636
8178320.SQ.FTS.B , Zero Cpn , 3/12/26 ... 847 820
8178348.SQ.FTS.B , Zero Cpn , 3/12/26 ... 7,357 7,029
8178566.SQ.FTS.B , Zero Cpn , 3/12/26 ... 1,067 1,033
8178618.SQ.FTS.B , Zero Cpn , 3/12/26 ... 5,322 5,102
8178732.SQ.FTS.B , Zero Cpn , 3/12/26 ... 21,506 20,152
8179055.SQ.FTS.B , Zero Cpn , 3/12/26 ... 27,117 25,637
8179643.SQ.FTS.B , Zero Cpn , 3/12/26 ... 1,334 990
8179707.SQ.FTS.B , Zero Cpn , 3/12/26 ... 15,067 14,062
8179911.SQ.FTS.B , Zero Cpn , 3/12/26 ... 2,501 2,389
8179935.SQ.FTS.B , Zero Cpn , 3/12/26 ... 1,737 1,613
8179958.SQ.FTS.B , Zero Cpn , 3/12/26 ... 2,606 2,495
8180002.SQ.FTS.B , Zero Cpn , 3/12/26 ... 1,900 1,570
8180034.SQ.FTS.B , Zero Cpn , 3/12/26 ... 13,395 12,659
8180279.SQ.FTS.B , Zero Cpn , 3/12/26 ... 2,287 2,201
8180361.SQ.FTS.B , Zero Cpn , 3/12/26 ... 6,012 4,200
8180467.SQ.FTS.B , Zero Cpn , 3/12/26 ... 22,228 21,056
8180839.SQ.FTS.B , Zero Cpn , 3/13/26 ... 8,343 7,968
Description
Principal
Amount Value
Block, Inc. (continued)
8181092.SQ.FTS.B , Zero Cpn , 3/13/26 ... $ 873 $ 798
8181147.SQ.FTS.B , Zero Cpn , 3/13/26 ... 4,424 4,234
8181295.SQ.FTS.B , Zero Cpn , 3/13/26 ... 7,998 7,661
8181638.SQ.FTS.B , Zero Cpn , 3/13/26 ... 10,199 9,727
8182008.SQ.FTS.B , Zero Cpn , 3/13/26 ... 1,173 1,123
8182043.SQ.FTS.B , Zero Cpn , 3/13/26 ... 25,056 23,766
8182637.SQ.FTS.B , Zero Cpn , 3/13/26 ... 2,295 2,171
8182662.SQ.FTS.B , Zero Cpn , 3/13/26 ... 7,526 7,186
8182740.SQ.FTS.B , Zero Cpn , 3/13/26 ... 14,101 13,377
8183032.SQ.FTS.B , Zero Cpn , 3/13/26 ... 5,663 5,434
8183136.SQ.FTS.B , Zero Cpn , 3/13/26 ... 61,019 57,141
8184252.SQ.FTS.B , Zero Cpn , 3/14/26 ... 8,223 7,925
8184432.SQ.FTS.B , Zero Cpn , 3/14/26 ... 11,222 10,674
8184586.SQ.FTS.B , Zero Cpn , 3/14/26 ... 491 468
8184590.SQ.FTS.B , Zero Cpn , 3/14/26 ... 4,305 4,109
8184658.SQ.FTS.B , Zero Cpn , 3/14/26 ... 6,988 6,646
8184762.SQ.FTS.B , Zero Cpn , 3/14/26 ... 2,081 1,990
8184803.SQ.FTS.B , Zero Cpn , 3/14/26 ... 2,282 1,747
8184844.SQ.FTS.B , Zero Cpn , 3/14/26 ... 2,196 2,091
8184891.SQ.FTS.B , Zero Cpn , 3/14/26 ... 8,606 8,234
8185099.SQ.FTS.B , Zero Cpn , 3/14/26 ... 2,999 2,053
8185136.SQ.FTS.B , Zero Cpn , 3/15/26 ... 3,554 3,357
8185208.SQ.FTS.B , Zero Cpn , 3/15/26 ... 3,111 2,930
8185266.SQ.FTS.B , Zero Cpn , 3/15/26 ... 5,666 5,362
8185368.SQ.FTS.B , Zero Cpn , 3/15/26 ... 1,844 1,761
8185401.SQ.FTS.B , Zero Cpn , 3/15/26 ... 1,088 1,040
8185418.SQ.FTS.B , Zero Cpn , 3/15/26 ... 11,093 10,705
8185661.SQ.FTS.B , Zero Cpn , 3/15/26 ... 1,037 988
8185673.SQ.FTS.B , Zero Cpn , 3/15/26 ... 2,480 2,352
8185709.SQ.FTS.B , Zero Cpn , 3/15/26 ... 8,896 8,475
8185844.SQ.FTS.B , Zero Cpn , 3/15/26 ... 1,207 1,114
8185869.SQ.FTS.B , Zero Cpn , 3/15/26 ... 31,386 30,060
8186865.SQ.FTS.B , Zero Cpn , 3/16/26 ... 2,128 1,706
8186943.SQ.FTS.B , Zero Cpn , 3/16/26 ... 3,441 3,293
8187088.SQ.FTS.B , Zero Cpn , 3/16/26 ... 11,115 10,304
8187224.SQ.FTS.B , Zero Cpn , 3/16/26 ... 48,966 46,770
8188084.SQ.FTS.B , Zero Cpn , 3/16/26 ... 6,866 6,568
8188224.SQ.FTS.B , Zero Cpn , 3/16/26 ... 36,168 33,874
8188800.SQ.FTS.B , Zero Cpn , 3/16/26 ... 5,429 5,179
8188864.SQ.FTS.B , Zero Cpn , 3/16/26 ... 2,584 2,472
8188897.SQ.FTS.B , Zero Cpn , 3/16/26 ... 3,565 3,420
8188941.SQ.FTS.B , Zero Cpn , 3/16/26 ... 3,550 3,375
8189034.SQ.FTS.B , Zero Cpn , 3/16/26 ... 3,804 3,607
8189086.SQ.FTS.B , Zero Cpn , 3/16/26 ... 1,245 1,135
8189095.SQ.FTS.B , Zero Cpn , 3/16/26 ... 15,347 14,566
8189259.SQ.FTS.B , Zero Cpn , 3/16/26 ... 965 926
8189276.SQ.FTS.B , Zero Cpn , 3/16/26 ... 3,003 2,873
8189328.SQ.FTS.B , Zero Cpn , 3/16/26 ... 3,923 3,637
8189382.SQ.FTS.B , Zero Cpn , 3/16/26 ... 9,216 8,799
8189550.SQ.FTS.B , Zero Cpn , 3/16/26 ... 10,080 9,557
8189646.SQ.FTS.B , Zero Cpn , 3/16/26 ... 2,302 2,153
8189691.SQ.FTS.B , Zero Cpn , 3/16/26 ... 81,311 77,507
8190027.SQ.FTS.B , Zero Cpn , 3/17/26 ... 8,555 8,215
8190480.SQ.FTS.B , Zero Cpn , 3/17/26 ... 9,512 9,068
8191000.SQ.FTS.B , Zero Cpn , 3/17/26 ... 4,547 4,341
8191129.SQ.FTS.B , Zero Cpn , 3/17/26 ... 6,082 5,826
8191281.SQ.FTS.B , Zero Cpn , 3/17/26 ... 4,844 4,043
8191343.SQ.FTS.B , Zero Cpn , 3/17/26 ... 2,130 2,040

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8191384.SQ.FTS.B , Zero Cpn , 3/17/26 ... $ 1,330 $ 1,274
8191413.SQ.FTS.B , Zero Cpn , 3/17/26 ... 2,515 2,290
8191487.SQ.FTS.B , Zero Cpn , 3/17/26 ... 2,861 2,714
8191545.SQ.FTS.B , Zero Cpn , 3/17/26 ... 11,489 11,008
8191879.SQ.FTS.B , Zero Cpn , 3/17/26 ... 1,437 1,392
8191969.SQ.FTS.B , Zero Cpn , 3/17/26 ... 6,287 5,784
8192124.SQ.FTS.B , Zero Cpn , 3/17/26 ... 50,446 47,441
8192845.SQ.FTS.B , Zero Cpn , 3/17/26 ... 1,164 1,113
8192850.SQ.FTS.B , Zero Cpn , 3/17/26 ... 19,179 18,274
8193192.SQ.FTS.B , Zero Cpn , 3/17/26 ... 4,009 3,821
8193280.SQ.FTS.B , Zero Cpn , 3/17/26 ... 3,303 3,130
8193347.SQ.FTS.B , Zero Cpn , 3/17/26 ... 3,779 3,613
8193444.SQ.FTS.B , Zero Cpn , 3/17/26 ... 4,868 4,506
8193543.SQ.FTS.B , Zero Cpn , 3/18/26 ... 814 747
8193629.SQ.FTS.B , Zero Cpn , 3/18/26 ... 929 886
8193638.SQ.FTS.B , Zero Cpn , 3/18/26 ... 7,270 6,896
8193787.SQ.FTS.B , Zero Cpn , 3/18/26 ... 1,842 1,695
8193841.SQ.FTS.B , Zero Cpn , 3/18/26 ... 10,964 10,465
8194236.SQ.FTS.B , Zero Cpn , 3/18/26 ... 1,612 1,544
8194377.SQ.FTS.B , Zero Cpn , 3/18/26 ... 21,978 20,794
8194919.SQ.FTS.B , Zero Cpn , 3/18/26 ... 2,411 2,294
8194971.SQ.FTS.B , Zero Cpn , 3/18/26 ... 81,682 75,447
8196327.SQ.FTS.B , Zero Cpn , 3/18/26 ... 3,656 3,345
8196371.SQ.FTS.B , Zero Cpn , 3/18/26 ... 2,136 2,055
8196428.SQ.FTS.B , Zero Cpn , 3/18/26 ... 5,832 4,976
8196540.SQ.FTS.B , Zero Cpn , 3/18/26 ... 7,190 6,867
8196630.SQ.FTS.B , Zero Cpn , 3/18/26 ... 1,270 1,222
8196648.SQ.FTS.B , Zero Cpn , 3/18/26 ... 14,439 13,760
8198878.SQ.FTS.B , Zero Cpn , 3/19/26 ... 4,711 4,453
8199065.SQ.FTS.B , Zero Cpn , 3/19/26 ... 6,168 5,845
8199189.SQ.FTS.B , Zero Cpn , 3/19/26 ... 2,024 1,904
8199241.SQ.FTS.B , Zero Cpn , 3/19/26 ... 10,391 9,853
8199561.SQ.FTS.B , Zero Cpn , 3/19/26 ... 7,892 7,390
8199794.SQ.FTS.B , Zero Cpn , 3/19/26 ... 21,828 20,882
8200246.SQ.FTS.B , Zero Cpn , 3/19/26 ... 4,253 4,018
8200376.SQ.FTS.B , Zero Cpn , 3/19/26 ... 3,208 3,041
8200485.SQ.FTS.B , Zero Cpn , 3/19/26 ... 709 651
8200494.SQ.FTS.B , Zero Cpn , 3/19/26 ... 13,503 12,894
8200809.SQ.FTS.B , Zero Cpn , 3/19/26 ... 10,983 10,514
8201064.SQ.FTS.B , Zero Cpn , 3/19/26 ... 31,610 29,939
8201817.SQ.FTS.B , Zero Cpn , 3/19/26 ... 2,131 2,061
8201894.SQ.FTS.B , Zero Cpn , 3/19/26 ... 6,667 6,379
8202095.SQ.FTS.B , Zero Cpn , 3/19/26 ... 704 681
8202121.SQ.FTS.B , Zero Cpn , 3/19/26 ... 2,078 1,945
8202154.SQ.FTS.B , Zero Cpn , 3/19/26 ... 11,993 11,372
8202407.SQ.FTS.B , Zero Cpn , 3/19/26 ... 7,305 6,868
8202511.SQ.FTS.B , Zero Cpn , 3/19/26 ... 5,201 5,001
8202603.SQ.FTS.B , Zero Cpn , 3/19/26 ... 14,795 14,089
8202760.SQ.FTS.B , Zero Cpn , 3/20/26 ... 3,945 3,711
8202884.SQ.FTS.B , Zero Cpn , 3/20/26 ... 6,587 6,299
8203095.SQ.FTS.B , Zero Cpn , 3/20/26 ... 11,003 10,475
8203457.SQ.FTS.B , Zero Cpn , 3/20/26 ... 2,824 2,657
8203611.SQ.FTS.B , Zero Cpn , 3/20/26 ... 23,296 21,984
8204076.SQ.FTS.B , Zero Cpn , 3/20/26 ... 9,071 7,235
8204202.SQ.FTS.B , Zero Cpn , 3/20/26 ... 5,773 5,528
8204442.SQ.FTS.B , Zero Cpn , 3/20/26 ... 4,898 4,681
8204568.SQ.FTS.B , Zero Cpn , 3/20/26 ... 16,765 15,934
8205034.SQ.FTS.B , Zero Cpn , 3/20/26 ... 7,223 6,847
Description
Principal
Amount Value
Block, Inc. (continued)
8205130.SQ.FTS.B , Zero Cpn , 3/20/26 ... $ 4,202 $ 3,351
8205214.SQ.FTS.B , Zero Cpn , 3/20/26 ... 7,187 6,847
8205332.SQ.FTS.B , Zero Cpn , 3/20/26 ... 3,653 3,448
8205366.SQ.FTS.B , Zero Cpn , 3/20/26 ... 6,974 6,435
8205472.SQ.FTS.B , Zero Cpn , 3/20/26 ... 15,856 14,215
8205745.SQ.FTS.B , Zero Cpn , 3/20/26 ... 6,707 6,309
8205867.SQ.FTS.B , Zero Cpn , 3/20/26 ... 7,423 7,016
8206012.SQ.FTS.B , Zero Cpn , 3/20/26 ... 6,979 6,640
8206124.SQ.FTS.B , Zero Cpn , 3/21/26 ... 12,045 11,492
8206288.SQ.FTS.B , Zero Cpn , 3/21/26 ... 7,295 6,966
8206377.SQ.FTS.B , Zero Cpn , 3/21/26 ... 4,833 4,580
8206440.SQ.FTS.B , Zero Cpn , 3/21/26 ... 5,103 4,852
8206615.SQ.FTS.B , Zero Cpn , 3/21/26 ... 5,935 5,666
8206697.SQ.FTS.B , Zero Cpn , 3/21/26 ... 17,439 16,525
8207034.SQ.FTS.B , Zero Cpn , 3/21/26 ... 4,957 4,717
8207117.SQ.FTS.B , Zero Cpn , 3/22/26 ... 4,025 3,816
8207190.SQ.FTS.B , Zero Cpn , 3/22/26 ... 3,648 3,483
8207243.SQ.FTS.B , Zero Cpn , 3/22/26 ... 26,607 24,423
8207593.SQ.FTS.B , Zero Cpn , 3/22/26 ... 5,785 5,508
8207669.SQ.FTS.B , Zero Cpn , 3/22/26 ... 2,885 2,754
8207712.SQ.FTS.B , Zero Cpn , 3/22/26 ... 1,588 1,414
8207729.SQ.FTS.B , Zero Cpn , 3/22/26 ... 22,037 20,980
8208298.SQ.FTS.B , Zero Cpn , 3/23/26 ... 23,199 21,940
8209138.SQ.FTS.B , Zero Cpn , 3/23/26 ... 6,149 5,810
8209272.SQ.FTS.B , Zero Cpn , 3/23/26 ... 3,573 3,387
8209317.SQ.FTS.B , Zero Cpn , 3/23/26 ... 6,177 5,874
8209456.SQ.FTS.B , Zero Cpn , 3/23/26 ... 1,068 983
8209500.SQ.FTS.B , Zero Cpn , 3/23/26 ... 1,469 1,406
8209515.SQ.FTS.B , Zero Cpn , 3/23/26 ... 13,117 12,472
8209762.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,289 2,198
8209821.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,953 4,718
8209889.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,537 2,286
8209936.SQ.FTS.B , Zero Cpn , 3/23/26 ... 10,092 9,475
8210148.SQ.FTS.B , Zero Cpn , 3/23/26 ... 741 715
8210184.SQ.FTS.B , Zero Cpn , 3/23/26 ... 8,215 7,828
8210331.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,526 4,319
8210420.SQ.FTS.B , Zero Cpn , 3/23/26 ... 14,157 13,536
8210622.SQ.FTS.B , Zero Cpn , 3/23/26 ... 3,252 3,098
8210674.SQ.FTS.B , Zero Cpn , 3/23/26 ... 3,165 3,029
8210715.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,477 2,359
8210761.SQ.FTS.B , Zero Cpn , 3/23/26 ... 8,341 7,942
8210912.SQ.FTS.B , Zero Cpn , 3/23/26 ... 32,519 30,903
8211372.SQ.FTS.B , Zero Cpn , 3/23/26 ... 935 896
8211385.SQ.FTS.B , Zero Cpn , 3/23/26 ... 1,387 1,339
8211428.SQ.FTS.B , Zero Cpn , 3/23/26 ... 3,099 2,911
8211506.SQ.FTS.B , Zero Cpn , 3/23/26 ... 49,325 46,897
8211739.SQ.FTS.B , Zero Cpn , 3/24/26 ... 4,963 4,739
8212007.SQ.FTS.B , Zero Cpn , 3/24/26 ... 1,243 1,109
8212042.SQ.FTS.B , Zero Cpn , 3/24/26 ... 5,424 5,184
8212308.SQ.FTS.B , Zero Cpn , 3/24/26 ... 7,574 7,220
8212645.SQ.FTS.B , Zero Cpn , 3/24/26 ... 2,712 2,577
8212774.SQ.FTS.B , Zero Cpn , 3/24/26 ... 4,617 4,022
8212910.SQ.FTS.B , Zero Cpn , 3/24/26 ... 19,206 18,329
8213301.SQ.FTS.B , Zero Cpn , 3/24/26 ... 4,689 4,464
8213407.SQ.FTS.B , Zero Cpn , 3/24/26 ... 4,131 3,974
8213537.SQ.FTS.B , Zero Cpn , 3/24/26 ... 5,490 5,231
8213679.SQ.FTS.B , Zero Cpn , 3/24/26 ... 14,596 13,846
8213887.SQ.FTS.B , Zero Cpn , 3/24/26 ... 7,590 6,577

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8214077.SQ.FTS.B , Zero Cpn , 3/24/26 ... $ 54,171 $ 51,629
8214992.SQ.FTS.B , Zero Cpn , 3/25/26 ... 10,587 9,723
8215161.SQ.FTS.B , Zero Cpn , 3/25/26 ... 7,147 6,821
8215415.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,278 1,209
8215435.SQ.FTS.B , Zero Cpn , 3/25/26 ... 10,732 10,221
8215751.SQ.FTS.B , Zero Cpn , 3/25/26 ... 10,525 10,035
8216071.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,109 1,012
8216086.SQ.FTS.B , Zero Cpn , 3/25/26 ... 791 760
8216126.SQ.FTS.B , Zero Cpn , 3/25/26 ... 21,541 20,484
8216619.SQ.FTS.B , Zero Cpn , 3/25/26 ... 23,249 22,169
8216974.SQ.FTS.B , Zero Cpn , 3/25/26 ... 6,990 6,663
8217138.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,342 1,200
8217161.SQ.FTS.B , Zero Cpn , 3/25/26 ... 2,299 2,187
8217192.SQ.FTS.B , Zero Cpn , 3/25/26 ... 24,658 22,890
8217871.SQ.FTS.B , Zero Cpn , 3/25/26 ... 32,091 30,609
8220573.SQ.FTS.B , Zero Cpn , 3/26/26 ... 9,863 9,231
8220884.SQ.FTS.B , Zero Cpn , 3/26/26 ... 7,769 7,076
8221157.SQ.FTS.B , Zero Cpn , 3/26/26 ... 13,028 11,789
8221817.SQ.FTS.B , Zero Cpn , 3/26/26 ... 34,650 32,123
8222737.SQ.FTS.B , Zero Cpn , 3/26/26 ... 173 93
8222785.SQ.FTS.B , Zero Cpn , 3/26/26 ... 9,733 9,034
8223068.SQ.FTS.B , Zero Cpn , 3/26/26 ... 7,259 6,565
8223279.SQ.FTS.B , Zero Cpn , 3/26/26 ... 3,131 2,805
8223489.SQ.FTS.B , Zero Cpn , 3/26/26 ... 6,529 6,112
8223787.SQ.FTS.B , Zero Cpn , 3/26/26 ... 7,774 7,248
8224063.SQ.FTS.B , Zero Cpn , 3/26/26 ... 4,963 4,558
3210332.SQ.FTS.B , Zero Cpn , 3/18/32 ... 4,369 –
3212181.SQ.FTS.B , Zero Cpn , 3/18/32 ... 380 –
3232249.SQ.FTS.B , Zero Cpn , 3/25/32 ... 828 –
3233993.SQ.FTS.B , Zero Cpn , 3/26/32 ... 368 –
3234758.SQ.FTS.B , Zero Cpn , 3/28/32 ... 637 –
3238373.SQ.FTS.B , Zero Cpn , 3/29/32 ... 870 –
3255010.SQ.FTS.B , Zero Cpn , 4/07/32 ... 1,659 –
3260194.SQ.FTS.B , Zero Cpn , 4/09/32 ... 204 –
3297660.SQ.FTS.B , Zero Cpn , 4/24/32 ... 556 –
3311752.SQ.FTS.B , Zero Cpn , 4/30/32 ... 252 –
3320535.SQ.FTS.B , Zero Cpn , 5/05/32 ... 13,177 –
3336181.SQ.FTS.B , Zero Cpn , 5/12/32 ... 7,935 –
3336690.SQ.FTS.B , Zero Cpn , 5/12/32 ... 486 –
3344944.SQ.FTS.B , Zero Cpn , 5/17/32 ... 877 –
3361155.SQ.FTS.B , Zero Cpn , 5/19/32 ... 1,466 –
3365511.SQ.FTS.B , Zero Cpn , 5/20/32 ... 243 –
3366564.SQ.FTS.B , Zero Cpn , 5/20/32 ... 120 –
3371556.SQ.FTS.B , Zero Cpn , 5/23/32 ... 698 –
3401486.SQ.FTS.B , Zero Cpn , 6/02/32 ... 263 –
3407926.SQ.FTS.B , Zero Cpn , 6/03/32 ... 1,511 –
3411766.SQ.FTS.B , Zero Cpn , 6/04/32 ... 5,695 1
3414237.SQ.FTS.B , Zero Cpn , 6/05/32 ... 2,276 –
3415734.SQ.FTS.B , Zero Cpn , 6/07/32 ... 4,366 –
3419699.SQ.FTS.B , Zero Cpn , 6/08/32 ... 10,480 –
3425756.SQ.FTS.B , Zero Cpn , 6/10/32 ... 821 –
3428606.SQ.FTS.B , Zero Cpn , 6/11/32 ... 2,028 –
3432767.SQ.FTS.B , Zero Cpn , 6/14/32 ... 1,841 –
3433089.SQ.FTS.B , Zero Cpn , 6/14/32 ... 396 –
3434383.SQ.FTS.B , Zero Cpn , 6/14/32 ... 11,741 –
3435958.SQ.FTS.B , Zero Cpn , 6/15/32 ... 2,155 –
3436460.SQ.FTS.B , Zero Cpn , 6/15/32 ... 585 –
3436486.SQ.FTS.B , Zero Cpn , 6/15/32 ... 376 –
Description
Principal
Amount Value
Block, Inc. (continued)
3437194.SQ.FTS.B , Zero Cpn , 6/15/32 ... $ 1,490 $ –
3437850.SQ.FTS.B , Zero Cpn , 6/16/32 ... 4,084 –
3452149.SQ.FTS.B , Zero Cpn , 6/21/32 ... 969 –
3463095.SQ.FTS.B , Zero Cpn , 6/23/32 ... 11,405 –
3472489.SQ.FTS.B , Zero Cpn , 6/26/32 ... 2,604 –
3487584.SQ.FTS.B , Zero Cpn , 6/30/32 ... 2,184 –
3510070.SQ.FTS.B , Zero Cpn , 7/06/32 ... 25,800 –
3513483.SQ.FTS.B , Zero Cpn , 7/07/32 ... 4,792 –
3516078.SQ.FTS.B , Zero Cpn , 7/08/32 ... 8,033 –
3521469.SQ.FTS.B , Zero Cpn , 7/08/32 ... 3,422 –
3559884.SQ.FTS.B , Zero Cpn , 7/19/32 ... 616 –
3566831.SQ.FTS.B , Zero Cpn , 7/20/32 ... 2,799 –
3572652.SQ.FTS.B , Zero Cpn , 7/21/32 ... 758 –
3573904.SQ.FTS.B , Zero Cpn , 7/21/32 ... 2,469 –
3612013.SQ.FTS.B , Zero Cpn , 7/29/32 ... 3,513 –
3612313.SQ.FTS.B , Zero Cpn , 7/30/32 ... 3,994 –
3616837.SQ.FTS.B , Zero Cpn , 8/01/32 ... 1,256 –
3622745.SQ.FTS.B , Zero Cpn , 8/03/32 ... 5,722 –
3629212.SQ.FTS.B , Zero Cpn , 8/05/32 ... 316 –
3631012.SQ.FTS.B , Zero Cpn , 8/07/32 ... 702 –
3693768.SQ.FTS.B , Zero Cpn , 8/20/32 ... 1,735 –
3700150.SQ.FTS.B , Zero Cpn , 8/22/32 ... 3,008 –
3760407.SQ.FTS.B , Zero Cpn , 9/01/32 ... 3,543 –
3842781.SQ.FTS.B , Zero Cpn , 9/11/32 ... 10,067 1
3849054.SQ.FTS.B , Zero Cpn , 9/12/32 ... 679 –
3849313.SQ.FTS.B , Zero Cpn , 9/12/32 ... 204 –
3849333.SQ.FTS.B , Zero Cpn , 9/12/32 ... 8,085 –
3869455.SQ.FTS.B , Zero Cpn , 9/17/32 ... 7,514 –
3877914.SQ.FTS.B , Zero Cpn , 9/18/32 ... 1,608 –
3908447.SQ.FTS.B , Zero Cpn , 9/24/32 ... 608 –
3944713.SQ.FTS.B , Zero Cpn , 9/30/32 ... 16,717 –
3948363.SQ.FTS.B , Zero Cpn , 9/30/32 ... 386 –
3953673.SQ.FTS.B , Zero Cpn , 9/30/32 ... 673 –
3953788.SQ.FTS.B , Zero Cpn , 9/30/32 ... 6,116 –
3988483.SQ.FTS.B , Zero Cpn , 10/06/32 .. 6,804 –
3995187.SQ.FTS.B , Zero Cpn , 10/07/32 .. 966 –
4006108.SQ.FTS.B , Zero Cpn , 10/08/32 .. 3,609 –
4012864.SQ.FTS.B , Zero Cpn , 10/08/32 .. 418 –
4027848.SQ.FTS.B , Zero Cpn , 10/13/32 .. 13,882 –
4030312.SQ.FTS.B , Zero Cpn , 10/13/32 .. 596 –
4039216.SQ.FTS.B , Zero Cpn , 10/15/32 .. 645 –
4042564.SQ.FTS.B , Zero Cpn , 10/15/32 .. 379 –
4044447.SQ.FTS.B , Zero Cpn , 10/16/32 .. 14,344 –
4077814.SQ.FTS.B , Zero Cpn , 10/23/32 .. 2,357 –
4079086.SQ.FTS.B , Zero Cpn , 10/23/32 .. 3,779 –
4079838.SQ.FTS.B , Zero Cpn , 10/23/32 .. 6,825 –
4080547.SQ.FTS.B , Zero Cpn , 10/24/32 .. 1,952 –
4095538.SQ.FTS.B , Zero Cpn , 10/28/32 .. 3,487 –
4125734.SQ.FTS.B , Zero Cpn , 11/05/32 .. 4,285 –
4138127.SQ.FTS.B , Zero Cpn , 11/09/32 .. 2,987 –
4142060.SQ.FTS.B , Zero Cpn , 11/10/32 .. 1,222 –
4147030.SQ.FTS.B , Zero Cpn , 11/11/32 .. 346 –
4163065.SQ.FTS.B , Zero Cpn , 11/14/32 .. 1,168 –
4171680.SQ.FTS.B , Zero Cpn , 11/17/32 .. 3,222 –
4171907.SQ.FTS.B , Zero Cpn , 11/17/32 .. 4,783 –
4186988.SQ.FTS.B , Zero Cpn , 11/20/32 .. 375 –
4189414.SQ.FTS.B , Zero Cpn , 11/20/32 .. 259 –
4197129.SQ.FTS.B , Zero Cpn , 11/21/32 .. 38 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4200379.SQ.FTS.B , Zero Cpn , 11/23/32 .. $ 1,060 $ –
4207561.SQ.FTS.B , Zero Cpn , 11/25/32 .. 1,742 –
4229796.SQ.FTS.B , Zero Cpn , 11/27/32 .. 2,213 –
4267608.SQ.FTS.B , Zero Cpn , 12/04/32 .. 4,641 –
4271659.SQ.FTS.B , Zero Cpn , 12/04/32 .. 970 –
4280865.SQ.FTS.B , Zero Cpn , 12/07/32 .. 7,930 –
4309215.SQ.FTS.B , Zero Cpn , 12/10/32 .. 2,829 –
4314394.SQ.FTS.B , Zero Cpn , 12/11/32 .. 4,763 –
4315019.SQ.FTS.B , Zero Cpn , 12/11/32 .. 1,296 –
4315085.SQ.FTS.B , Zero Cpn , 12/11/32 .. 753 –
4333949.SQ.FTS.B , Zero Cpn , 12/17/32 .. 1,348 –
4342268.SQ.FTS.B , Zero Cpn , 12/20/32 .. 3,769 –
4345972.SQ.FTS.B , Zero Cpn , 12/21/32 .. 457 –
4352084.SQ.FTS.B , Zero Cpn , 12/22/32 .. 1,688 –
4352239.SQ.FTS.B , Zero Cpn , 12/22/32 .. 620 1
4383604.SQ.FTS.B , Zero Cpn , 12/30/32 .. 2,916 –
4390373.SQ.FTS.B , Zero Cpn , 1/02/33 ... 527 –
4390406.SQ.FTS.B , Zero Cpn , 1/02/33 ... 834 –
4394687.SQ.FTS.B , Zero Cpn , 1/06/33 ... 832 –
4413064.SQ.FTS.B , Zero Cpn , 1/15/33 ... 661 –
4413957.SQ.FTS.B , Zero Cpn , 1/16/33 ... 356 –
4430691.SQ.FTS.B , Zero Cpn , 1/22/33 ... 968 –
4431496.SQ.FTS.B , Zero Cpn , 1/22/33 ... 432 –
4438299.SQ.FTS.B , Zero Cpn , 1/27/33 ... 2,530 –
4438563.SQ.FTS.B , Zero Cpn , 1/27/33 ... 14,155 –
4452962.SQ.FTS.B , Zero Cpn , 2/03/33 ... 8,915 –
4455128.SQ.FTS.B , Zero Cpn , 2/04/33 ... 2,253 –
4457642.SQ.FTS.B , Zero Cpn , 2/05/33 ... 3,469 –
4463189.SQ.FTS.B , Zero Cpn , 2/09/33 ... 2,140 –
4465207.SQ.FTS.B , Zero Cpn , 2/10/33 ... 3,432 –
4481855.SQ.FTS.B , Zero Cpn , 2/19/33 ... 1,079 –
4481874.SQ.FTS.B , Zero Cpn , 2/19/33 ... 1,551 –
4484475.SQ.FTS.B , Zero Cpn , 2/20/33 ... 3,439 –
4484542.SQ.FTS.B , Zero Cpn , 2/20/33 ... 6,016 –
4488928.SQ.FTS.B , Zero Cpn , 2/23/33 ... 703 –
4489974.SQ.FTS.B , Zero Cpn , 2/24/33 ... 4,041 –
4499783.SQ.FTS.B , Zero Cpn , 2/28/33 ... 1,221 –
4508723.SQ.FTS.B , Zero Cpn , 3/02/33 ... 6,372 –
4510936.SQ.FTS.B , Zero Cpn , 3/03/33 ... 3,094 –
4513287.SQ.FTS.B , Zero Cpn , 3/04/33 ... 12,361 1
4514072.SQ.FTS.B , Zero Cpn , 3/05/33 ... 1,866 –
4516974.SQ.FTS.B , Zero Cpn , 3/07/33 ... 88 –
4519611.SQ.FTS.B , Zero Cpn , 3/08/33 ... 12,933 –
4532929.SQ.FTS.B , Zero Cpn , 3/14/33 ... 2,327 –
4534513.SQ.FTS.B , Zero Cpn , 3/15/33 ... 304 –
4535094.SQ.FTS.B , Zero Cpn , 3/15/33 ... 3,360 –
4540937.SQ.FTS.B , Zero Cpn , 3/17/33 ... 6,282 –
4546342.SQ.FTS.B , Zero Cpn , 3/20/33 ... 3,208 –
4548999.SQ.FTS.B , Zero Cpn , 3/21/33 ... 4,823 –
4549725.SQ.FTS.B , Zero Cpn , 3/21/33 ... 3,736 1
4549873.SQ.FTS.B , Zero Cpn , 3/21/33 ... 201 –
4549880.SQ.FTS.B , Zero Cpn , 3/21/33 ... 3,819 –
4550163.SQ.FTS.B , Zero Cpn , 3/21/33 ... 1,397 –
4550265.SQ.FTS.B , Zero Cpn , 3/21/33 ... 545 –
4555245.SQ.FTS.B , Zero Cpn , 3/23/33 ... 4,885 –
4556429.SQ.FTS.B , Zero Cpn , 3/23/33 ... 3,512 –
4556489.SQ.FTS.B , Zero Cpn , 3/23/33 ... 2,476 –
4556569.SQ.FTS.B , Zero Cpn , 3/23/33 ... 18,356 –
Description
Principal
Amount Value
Block, Inc. (continued)
4557410.SQ.FTS.B , Zero Cpn , 3/23/33 ... $ 5,012 $ –
4558347.SQ.FTS.B , Zero Cpn , 3/23/33 ... 1,070 –
4561168.SQ.FTS.B , Zero Cpn , 3/24/33 ... 715 –
4561751.SQ.FTS.B , Zero Cpn , 3/25/33 ... 3,074 –
4562273.SQ.FTS.B , Zero Cpn , 3/26/33 ... 3,405 –
4563389.SQ.FTS.B , Zero Cpn , 3/27/33 ... 3,392 –
4565857.SQ.FTS.B , Zero Cpn , 3/27/33 ... 14,859 1
4579623.SQ.FTS.B , Zero Cpn , 4/01/33 ... 30,289 1
4581333.SQ.FTS.B , Zero Cpn , 4/02/33 ... 3,759 1
4581555.SQ.FTS.B , Zero Cpn , 4/02/33 ... 12,644 –
4582331.SQ.FTS.B , Zero Cpn , 4/03/33 ... 5,425 –
4585539.SQ.FTS.B , Zero Cpn , 4/04/33 ... 643 –
4586510.SQ.FTS.B , Zero Cpn , 4/04/33 ... 6,337 –
4589242.SQ.FTS.B , Zero Cpn , 4/05/33 ... 488 –
4600950.SQ.FTS.B , Zero Cpn , 4/07/33 ... 936 –
4601418.SQ.FTS.B , Zero Cpn , 4/08/33 ... 4,582 –
4601908.SQ.FTS.B , Zero Cpn , 4/08/33 ... 835 –
4603785.SQ.FTS.B , Zero Cpn , 4/08/33 ... 2,545 –
4604781.SQ.FTS.B , Zero Cpn , 4/09/33 ... 302 1
4606149.SQ.FTS.B , Zero Cpn , 4/11/33 ... 2,129 –
4606526.SQ.FTS.B , Zero Cpn , 4/11/33 ... 462 –
4607817.SQ.FTS.B , Zero Cpn , 4/12/33 ... 768 –
4609191.SQ.FTS.B , Zero Cpn , 4/12/33 ... 3,661 –
4612864.SQ.FTS.B , Zero Cpn , 4/13/33 ... 831 –
4612909.SQ.FTS.B , Zero Cpn , 4/13/33 ... 2,565 1
4618545.SQ.FTS.B , Zero Cpn , 4/14/33 ... 2,720 –
4618572.SQ.FTS.B , Zero Cpn , 4/14/33 ... 927 –
4620208.SQ.FTS.B , Zero Cpn , 4/14/33 ... 2,314 –
4622912.SQ.FTS.B , Zero Cpn , 4/15/33 ... 12,026 –
4623698.SQ.FTS.B , Zero Cpn , 4/15/33 ... 4,549 –
4625409.SQ.FTS.B , Zero Cpn , 4/18/33 ... 1,903 –
4626052.SQ.FTS.B , Zero Cpn , 4/18/33 ... 3,539 –
4626904.SQ.FTS.B , Zero Cpn , 4/18/33 ... 4,667 –
4627946.SQ.FTS.B , Zero Cpn , 4/18/33 ... 189 –
4630473.SQ.FTS.B , Zero Cpn , 4/19/33 ... 336 –
4631665.SQ.FTS.B , Zero Cpn , 4/20/33 ... 4,254 –
4637259.SQ.FTS.B , Zero Cpn , 4/22/33 ... 146 –
4639123.SQ.FTS.B , Zero Cpn , 4/22/33 ... 1,166 –
4639291.SQ.FTS.B , Zero Cpn , 4/22/33 ... 2,606 –
4641955.SQ.FTS.B , Zero Cpn , 4/25/33 ... 13,703 –
4645672.SQ.FTS.B , Zero Cpn , 4/26/33 ... 10,185 –
4646107.SQ.FTS.B , Zero Cpn , 4/26/33 ... 2,393 –
4646691.SQ.FTS.B , Zero Cpn , 4/26/33 ... 582 –
4650952.SQ.FTS.B , Zero Cpn , 4/28/33 ... 2,708 1
4652170.SQ.FTS.B , Zero Cpn , 4/28/33 ... 3,326 –
4654724.SQ.FTS.B , Zero Cpn , 4/29/33 ... 439 –
4655105.SQ.FTS.B , Zero Cpn , 4/29/33 ... 1,842 –
4656767.SQ.FTS.B , Zero Cpn , 4/30/33 ... 2,269 –
4660577.SQ.FTS.B , Zero Cpn , 5/01/33 ... 5,607 –
4660611.SQ.FTS.B , Zero Cpn , 5/01/33 ... 1,867 –
4662056.SQ.FTS.B , Zero Cpn , 5/02/33 ... 40,082 –
4665723.SQ.FTS.B , Zero Cpn , 5/03/33 ... 813 –
4668525.SQ.FTS.B , Zero Cpn , 5/04/33 ... 412 –
4669203.SQ.FTS.B , Zero Cpn , 5/04/33 ... 309 –
4669930.SQ.FTS.B , Zero Cpn , 5/04/33 ... 1,076 –
4679063.SQ.FTS.B , Zero Cpn , 5/08/33 ... 2,470 –
4681090.SQ.FTS.B , Zero Cpn , 5/08/33 ... 1,211 –
4682306.SQ.FTS.B , Zero Cpn , 5/08/33 ... 19,587 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4684103.SQ.FTS.B , Zero Cpn , 5/08/33 ... $ 761 $ –
4684220.SQ.FTS.B , Zero Cpn , 5/08/33 ... 332 –
4704761.SQ.FTS.B , Zero Cpn , 5/10/33 ... 1,417 –
4706260.SQ.FTS.B , Zero Cpn , 5/10/33 ... 3,411 –
4710517.SQ.FTS.B , Zero Cpn , 5/12/33 ... 3,151 –
4717011.SQ.FTS.B , Zero Cpn , 5/15/33 ... 8,731 –
4719485.SQ.FTS.B , Zero Cpn , 5/15/33 ... 1,259 –
4746441.SQ.FTS.B , Zero Cpn , 5/19/33 ... 1,214 –
4761481.SQ.FTS.B , Zero Cpn , 5/23/33 ... 4,254 –
4763575.SQ.FTS.B , Zero Cpn , 5/23/33 ... 1,338 –
4773719.SQ.FTS.B , Zero Cpn , 5/24/33 ... 1,216 –
4789346.SQ.FTS.B , Zero Cpn , 5/29/33 ... 6,004 –
4790074.SQ.FTS.B , Zero Cpn , 5/29/33 ... 1,864 –
4794467.SQ.FTS.B , Zero Cpn , 5/30/33 ... 116 –
4796271.SQ.FTS.B , Zero Cpn , 5/30/33 ... 1,575 –
4799750.SQ.FTS.B , Zero Cpn , 6/01/33 ... 3,222 –
4810478.SQ.FTS.B , Zero Cpn , 6/03/33 ... 13,210 –
4812628.SQ.FTS.B , Zero Cpn , 6/03/33 ... 7,404 –
4814186.SQ.FTS.B , Zero Cpn , 6/03/33 ... 3,604 –
4819764.SQ.FTS.B , Zero Cpn , 6/07/33 ... 1,187 –
4829812.SQ.FTS.B , Zero Cpn , 6/10/33 ... 291 –
4829826.SQ.FTS.B , Zero Cpn , 6/10/33 ... 2,529 –
4831455.SQ.FTS.B , Zero Cpn , 6/10/33 ... 1,012 –
4832246.SQ.FTS.B , Zero Cpn , 6/10/33 ... 58 –
4839177.SQ.FTS.B , Zero Cpn , 6/14/33 ... 1,366 –
4839467.SQ.FTS.B , Zero Cpn , 6/14/33 ... 1,586 –
4840100.SQ.FTS.B , Zero Cpn , 6/14/33 ... 1,543 –
4860368.SQ.FTS.B , Zero Cpn , 6/17/33 ... 989 –
4862382.SQ.FTS.B , Zero Cpn , 6/18/33 ... 5,131 –
4862500.SQ.FTS.B , Zero Cpn , 6/18/33 ... 1,169 –
4863679.SQ.FTS.B , Zero Cpn , 6/20/33 ... 16,205 –
4864955.SQ.FTS.B , Zero Cpn , 6/20/33 ... 5,921 –
4866679.SQ.FTS.B , Zero Cpn , 6/20/33 ... 1,660 –
4867627.SQ.FTS.B , Zero Cpn , 6/21/33 ... 2,052 –
4867691.SQ.FTS.B , Zero Cpn , 6/21/33 ... 43 –
4868123.SQ.FTS.B , Zero Cpn , 6/21/33 ... 533 –
4868930.SQ.FTS.B , Zero Cpn , 6/21/33 ... 1,648 –
4871945.SQ.FTS.B , Zero Cpn , 6/22/33 ... 5,985 –
4872471.SQ.FTS.B , Zero Cpn , 6/22/33 ... 1,391 –
4872677.SQ.FTS.B , Zero Cpn , 6/22/33 ... 3,275 –
4873083.SQ.FTS.B , Zero Cpn , 6/22/33 ... 9,479 –
4873268.SQ.FTS.B , Zero Cpn , 6/22/33 ... 6,701 –
4873945.SQ.FTS.B , Zero Cpn , 6/22/33 ... 3,094 –
4874117.SQ.FTS.B , Zero Cpn , 6/22/33 ... 4,009 –
4877302.SQ.FTS.B , Zero Cpn , 6/25/33 ... 624 –
4877319.SQ.FTS.B , Zero Cpn , 6/25/33 ... 1,558 –
4877812.SQ.FTS.B , Zero Cpn , 6/26/33 ... 2,156 –
4878164.SQ.FTS.B , Zero Cpn , 6/27/33 ... 1,101 –
4880047.SQ.FTS.B , Zero Cpn , 6/27/33 ... 132 –
4880109.SQ.FTS.B , Zero Cpn , 6/27/33 ... 10,497 –
4880571.SQ.FTS.B , Zero Cpn , 6/28/33 ... 14,651 –
4881617.SQ.FTS.B , Zero Cpn , 6/28/33 ... 1,646 –
4881988.SQ.FTS.B , Zero Cpn , 6/28/33 ... 41,908 3
4882604.SQ.FTS.B , Zero Cpn , 6/28/33 ... 4,323 –
4886936.SQ.FTS.B , Zero Cpn , 6/30/33 ... 29,822 –
4889578.SQ.FTS.B , Zero Cpn , 7/01/33 ... 6,235 –
4891549.SQ.FTS.B , Zero Cpn , 7/03/33 ... 3,445 –
4893163.SQ.FTS.B , Zero Cpn , 7/04/33 ... 12,426 –
Description
Principal
Amount Value
Block, Inc. (continued)
4901122.SQ.FTS.B , Zero Cpn , 7/07/33 ... $ 611 $ –
4905832.SQ.FTS.B , Zero Cpn , 7/10/33 ... 6,058 –
4907500.SQ.FTS.B , Zero Cpn , 7/11/33 ... 4,190 –
4908035.SQ.FTS.B , Zero Cpn , 7/11/33 ... 5,837 –
4923842.SQ.FTS.B , Zero Cpn , 7/16/33 ... 1,929 –
4924187.SQ.FTS.B , Zero Cpn , 7/17/33 ... 357 –
4925184.SQ.FTS.B , Zero Cpn , 7/18/33 ... 2,723 –
4925548.SQ.FTS.B , Zero Cpn , 7/18/33 ... 16,715 –
4925972.SQ.FTS.B , Zero Cpn , 7/18/33 ... 7,444 1
4926169.SQ.FTS.B , Zero Cpn , 7/18/33 ... 261 –
4927104.SQ.FTS.B , Zero Cpn , 7/19/33 ... 7,625 1
4937358.SQ.FTS.B , Zero Cpn , 7/24/33 ... 640 –
4938983.SQ.FTS.B , Zero Cpn , 7/25/33 ... 1,318 –
4942412.SQ.FTS.B , Zero Cpn , 7/26/33 ... 13,011 1
4955556.SQ.FTS.B , Zero Cpn , 7/29/33 ... 1,340 –
4960204.SQ.FTS.B , Zero Cpn , 7/31/33 ... 361 –
4967772.SQ.FTS.B , Zero Cpn , 8/02/33 ... 2,705 –
4968011.SQ.FTS.B , Zero Cpn , 8/02/33 ... 732 –
4968065.SQ.FTS.B , Zero Cpn , 8/02/33 ... 9,113 –
4975394.SQ.FTS.B , Zero Cpn , 8/05/33 ... 1,503 –
4981564.SQ.FTS.B , Zero Cpn , 8/09/33 ... 474 –
4981810.SQ.FTS.B , Zero Cpn , 8/09/33 ... 913 –
4989575.SQ.FTS.B , Zero Cpn , 8/11/33 ... 1,283 –
4990427.SQ.FTS.B , Zero Cpn , 8/12/33 ... 646 –
4990812.SQ.FTS.B , Zero Cpn , 8/12/33 ... 3,319 –
4991412.SQ.FTS.B , Zero Cpn , 8/13/33 ... 1,244 –
4992493.SQ.FTS.B , Zero Cpn , 8/14/33 ... 1,237 –
4993580.SQ.FTS.B , Zero Cpn , 8/14/33 ... 600 –
5006802.SQ.FTS.B , Zero Cpn , 8/16/33 ... 7,127 –
5019192.SQ.FTS.B , Zero Cpn , 8/17/33 ... 10,195 1
5026306.SQ.FTS.B , Zero Cpn , 8/19/33 ... 5,011 –
5027172.SQ.FTS.B , Zero Cpn , 8/21/33 ... 156 –
5042184.SQ.FTS.B , Zero Cpn , 8/25/33 ... 127 –
5044278.SQ.FTS.B , Zero Cpn , 8/27/33 ... 4,435 –
5047301.SQ.FTS.B , Zero Cpn , 8/28/33 ... 4,140 –
5053049.SQ.FTS.B , Zero Cpn , 9/02/33 ... 110 –
5058089.SQ.FTS.B , Zero Cpn , 9/03/33 ... 14,656 –
5062108.SQ.FTS.B , Zero Cpn , 9/05/33 ... 2,002 –
5065553.SQ.FTS.B , Zero Cpn , 9/07/33 ... 11,144 –
5075271.SQ.FTS.B , Zero Cpn , 9/10/33 ... 1,219 –
5075710.SQ.FTS.B , Zero Cpn , 9/11/33 ... 2,580 –
5075922.SQ.FTS.B , Zero Cpn , 9/11/33 ... 309 –
5090985.SQ.FTS.B , Zero Cpn , 9/17/33 ... 383 –
5096024.SQ.FTS.B , Zero Cpn , 9/21/33 ... 9,361 –
5096286.SQ.FTS.B , Zero Cpn , 9/21/33 ... 250 –
5099070.SQ.FTS.B , Zero Cpn , 9/22/33 ... 659 –
5102362.SQ.FTS.B , Zero Cpn , 9/23/33 ... 26,662 –
5109707.SQ.FTS.B , Zero Cpn , 9/25/33 ... 478 –
5110232.SQ.FTS.B , Zero Cpn , 9/26/33 ... 4,917 –
5110450.SQ.FTS.B , Zero Cpn , 9/26/33 ... 4,298 –
5114631.SQ.FTS.B , Zero Cpn , 9/29/33 ... 2,038 –
5118658.SQ.FTS.B , Zero Cpn , 9/30/33 ... 879 –
5122398.SQ.FTS.B , Zero Cpn , 9/30/33 ... 5,431 –
5123250.SQ.FTS.B , Zero Cpn , 9/30/33 ... 2,209 –
5123870.SQ.FTS.B , Zero Cpn , 9/30/33 ... 461 –
5130538.SQ.FTS.B , Zero Cpn , 10/04/33 .. 2,193 –
5132890.SQ.FTS.B , Zero Cpn , 10/05/33 .. 30,012 –
5134488.SQ.FTS.B , Zero Cpn , 10/05/33 .. 1,144 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5135982.SQ.FTS.B , Zero Cpn , 10/05/33 .. $ 11,822 $ 1
5138301.SQ.FTS.B , Zero Cpn , 10/06/33 .. 2,419 –
5142732.SQ.FTS.B , Zero Cpn , 10/07/33 .. 163 –
5144732.SQ.FTS.B , Zero Cpn , 10/07/33 .. 2,684 –
5146188.SQ.FTS.B , Zero Cpn , 10/08/33 .. 6,760 –
5154060.SQ.FTS.B , Zero Cpn , 10/12/33 .. 494 –
5155680.SQ.FTS.B , Zero Cpn , 10/12/33 .. 521 –
5156338.SQ.FTS.B , Zero Cpn , 10/12/33 .. 2,755 –
5156676.SQ.FTS.B , Zero Cpn , 10/12/33 .. 1,284 –
5160593.SQ.FTS.B , Zero Cpn , 10/13/33 .. 14,723 –
5162594.SQ.FTS.B , Zero Cpn , 10/14/33 .. 508 –
5163731.SQ.FTS.B , Zero Cpn , 10/14/33 .. 7,221 –
5172784.SQ.FTS.B , Zero Cpn , 10/17/33 .. 6,176 –
5179416.SQ.FTS.B , Zero Cpn , 10/18/33 .. 2,654 –
5181201.SQ.FTS.B , Zero Cpn , 10/19/33 .. 6,478 –
5183474.SQ.FTS.B , Zero Cpn , 10/19/33 .. 575 –
5210392.SQ.FTS.B , Zero Cpn , 10/23/33 .. 2,412 –
5220660.SQ.FTS.B , Zero Cpn , 10/26/33 .. 1,536 –
5241436.SQ.FTS.B , Zero Cpn , 11/01/33 .. 3,502 –
5243505.SQ.FTS.B , Zero Cpn , 11/02/33 .. 20,719 1
5244949.SQ.FTS.B , Zero Cpn , 11/02/33 .. 2,287 –
5245623.SQ.FTS.B , Zero Cpn , 11/02/33 .. 4,046 1
5250706.SQ.FTS.B , Zero Cpn , 11/03/33 .. 1,023 –
5250769.SQ.FTS.B , Zero Cpn , 11/03/33 .. 1,742 –
5254554.SQ.FTS.B , Zero Cpn , 11/04/33 .. 5,092 –
5254769.SQ.FTS.B , Zero Cpn , 11/04/33 .. 1,097 –
5255302.SQ.FTS.B , Zero Cpn , 11/04/33 .. 19,141 –
5262459.SQ.FTS.B , Zero Cpn , 11/05/33 .. 220 –
5266476.SQ.FTS.B , Zero Cpn , 11/05/33 .. 4,839 –
5266837.SQ.FTS.B , Zero Cpn , 11/05/33 .. 3,783 –
5281103.SQ.FTS.B , Zero Cpn , 11/10/33 .. 8,490 –
5293954.SQ.FTS.B , Zero Cpn , 11/14/33 .. 344 –
5296287.SQ.FTS.B , Zero Cpn , 11/16/33 .. 207 –
5305068.SQ.FTS.B , Zero Cpn , 11/17/33 .. 77,744 –
5313405.SQ.FTS.B , Zero Cpn , 11/18/33 .. 546 –
5316290.SQ.FTS.B , Zero Cpn , 11/19/33 .. 884 –
5322693.SQ.FTS.B , Zero Cpn , 11/20/33 .. 874 –
5325004.SQ.FTS.B , Zero Cpn , 11/22/33 .. 1,379 –
5328895.SQ.FTS.B , Zero Cpn , 11/23/33 .. 2,371 –
5329785.SQ.FTS.B , Zero Cpn , 11/23/33 .. 1,629 –
5330101.SQ.FTS.B , Zero Cpn , 11/23/33 .. 1,778 6
5363132.SQ.FTS.B , Zero Cpn , 11/26/33 .. 7,301 –
5372948.SQ.FTS.B , Zero Cpn , 11/27/33 .. 7,104 –
5374200.SQ.FTS.B , Zero Cpn , 11/27/33 .. 7,532 2
5380422.SQ.FTS.B , Zero Cpn , 11/27/33 .. 12,758 2
5381740.SQ.FTS.B , Zero Cpn , 11/29/33 .. 733 –
5394107.SQ.FTS.B , Zero Cpn , 11/30/33 .. 101 –
5400388.SQ.FTS.B , Zero Cpn , 12/01/33 .. 2,133 –
5411337.SQ.FTS.B , Zero Cpn , 12/01/33 .. 839 –
5414116.SQ.FTS.B , Zero Cpn , 12/01/33 .. 15,698 5
5414769.SQ.FTS.B , Zero Cpn , 12/01/33 .. 2,336 –
5462926.SQ.FTS.B , Zero Cpn , 12/03/33 .. 3,148 –
5473313.SQ.FTS.B , Zero Cpn , 12/04/33 .. 665 –
5474055.SQ.FTS.B , Zero Cpn , 12/05/33 .. 1,008 1
5507161.SQ.FTS.B , Zero Cpn , 12/08/33 .. 8,476 5
5518301.SQ.FTS.B , Zero Cpn , 12/08/33 .. 22,861 9
5528209.SQ.FTS.B , Zero Cpn , 12/09/33 .. 9,462 12
5532399.SQ.FTS.B , Zero Cpn , 12/09/33 .. 1,906 1
Description
Principal
Amount Value
Block, Inc. (continued)
5534237.SQ.FTS.B , Zero Cpn , 12/09/33 .. $ 6,220 $ 4
5537587.SQ.FTS.B , Zero Cpn , 12/10/33 .. 2,687 1
5540468.SQ.FTS.B , Zero Cpn , 12/11/33 .. 1,805 –
5550397.SQ.FTS.B , Zero Cpn , 12/14/33 .. 15,348 2
5554806.SQ.FTS.B , Zero Cpn , 12/15/33 .. 1,418 –
5557572.SQ.FTS.B , Zero Cpn , 12/15/33 .. 1,381 1
5565100.SQ.FTS.B , Zero Cpn , 12/17/33 .. 1,552 1
5565348.SQ.FTS.B , Zero Cpn , 12/17/33 .. 8,568 2
5568047.SQ.FTS.B , Zero Cpn , 12/18/33 .. 25,893 15
5568680.SQ.FTS.B , Zero Cpn , 12/18/33 .. 302 1
5571589.SQ.FTS.B , Zero Cpn , 12/20/33 .. 1,376 2
5575033.SQ.FTS.B , Zero Cpn , 12/21/33 .. 1,017 1
5577616.SQ.FTS.B , Zero Cpn , 12/22/33 .. 36 1
5584916.SQ.FTS.B , Zero Cpn , 12/24/33 .. 3,248 1
5588007.SQ.FTS.B , Zero Cpn , 12/25/33 .. 16,177 5
5588372.SQ.FTS.B , Zero Cpn , 12/25/33 .. 8,728 11
5588652.SQ.FTS.B , Zero Cpn , 12/25/33 .. 212 10
5588819.SQ.FTS.B , Zero Cpn , 12/26/33 .. 1,320 –
5594146.SQ.FTS.B , Zero Cpn , 12/28/33 .. 3,596 6
5595419.SQ.FTS.B , Zero Cpn , 12/28/33 .. 1,222 –
5597324.SQ.FTS.B , Zero Cpn , 12/29/33 .. 341 –
5598446.SQ.FTS.B , Zero Cpn , 12/29/33 .. 607 –
5600497.SQ.FTS.B , Zero Cpn , 12/29/33 .. 130 –
5600512.SQ.FTS.B , Zero Cpn , 12/29/33 .. 8,322 4
5610840.SQ.FTS.B , Zero Cpn , 12/30/33 .. 7,751 3
5615484.SQ.FTS.B , Zero Cpn , 1/01/34 ... 9,295 10
5618906.SQ.FTS.B , Zero Cpn , 1/03/34 ... 2,590 1
5622466.SQ.FTS.B , Zero Cpn , 1/05/34 ... 1,396 1
5624747.SQ.FTS.B , Zero Cpn , 1/05/34 ... 1,208 2
5627076.SQ.FTS.B , Zero Cpn , 1/06/34 ... 7,284 11
5627773.SQ.FTS.B , Zero Cpn , 1/06/34 ... 1,198 1
5628952.SQ.FTS.B , Zero Cpn , 1/06/34 ... 4,403 5
5641349.SQ.FTS.B , Zero Cpn , 1/07/34 ... 1,084 1
5662108.SQ.FTS.B , Zero Cpn , 1/11/34 ... 6,816 4
5662396.SQ.FTS.B , Zero Cpn , 1/11/34 ... 879 –
5667327.SQ.FTS.B , Zero Cpn , 1/12/34 ... 22,164 13
5694516.SQ.FTS.B , Zero Cpn , 1/14/34 ... 5,230 329
5718687.SQ.FTS.B , Zero Cpn , 1/20/34 ... 261 16
5719839.SQ.FTS.B , Zero Cpn , 1/20/34 ... 7,877 11
5729235.SQ.FTS.B , Zero Cpn , 1/21/34 ... 3,033 7
5732468.SQ.FTS.B , Zero Cpn , 1/22/34 ... 186 –
5734498.SQ.FTS.B , Zero Cpn , 1/22/34 ... 1,621 3
5738195.SQ.FTS.B , Zero Cpn , 1/25/34 ... 854 2
5739159.SQ.FTS.B , Zero Cpn , 1/25/34 ... 13,484 23
5741356.SQ.FTS.B , Zero Cpn , 1/26/34 ... 1,619 4
5742284.SQ.FTS.B , Zero Cpn , 1/26/34 ... 5,681 500
5744108.SQ.FTS.B , Zero Cpn , 1/27/34 ... 995 3
5754537.SQ.FTS.B , Zero Cpn , 1/29/34 ... 930 1
5754674.SQ.FTS.B , Zero Cpn , 1/29/34 ... 2,696 2
5762467.SQ.FTS.B , Zero Cpn , 2/01/34 ... 2,052 3
5768898.SQ.FTS.B , Zero Cpn , 2/03/34 ... 1,889 2
5774005.SQ.FTS.B , Zero Cpn , 2/04/34 ... 1,473 1
5774288.SQ.FTS.B , Zero Cpn , 2/04/34 ... 779 2
5779587.SQ.FTS.B , Zero Cpn , 2/06/34 ... 969 1
5779612.SQ.FTS.B , Zero Cpn , 2/06/34 ... 3,348 7
5784284.SQ.FTS.B , Zero Cpn , 2/08/34 ... 5,640 11
5787095.SQ.FTS.B , Zero Cpn , 2/09/34 ... 491 1
5790156.SQ.FTS.B , Zero Cpn , 2/10/34 ... 1,282 7

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5790251.SQ.FTS.B , Zero Cpn , 2/10/34 ... $ 2,713 $ 1
5801823.SQ.FTS.B , Zero Cpn , 2/11/34 ... 903 1
5802372.SQ.FTS.B , Zero Cpn , 2/11/34 ... 5,979 28
5803772.SQ.FTS.B , Zero Cpn , 2/11/34 ... 752 1
5806812.SQ.FTS.B , Zero Cpn , 2/11/34 ... 369 2
5807048.SQ.FTS.B , Zero Cpn , 2/12/34 ... 412 1
5807339.SQ.FTS.B , Zero Cpn , 2/12/34 ... 7,842 9
5813279.SQ.FTS.B , Zero Cpn , 2/12/34 ... 2,311 6
5813539.SQ.FTS.B , Zero Cpn , 2/13/34 ... 2,195 4
5820502.SQ.FTS.B , Zero Cpn , 2/16/34 ... 2,422 3
5820697.SQ.FTS.B , Zero Cpn , 2/16/34 ... 1,220 1
5821573.SQ.FTS.B , Zero Cpn , 2/16/34 ... 1,346 1
5830235.SQ.FTS.B , Zero Cpn , 2/18/34 ... 10,562 14
5833277.SQ.FTS.B , Zero Cpn , 2/19/34 ... 1,687 7
5833649.SQ.FTS.B , Zero Cpn , 2/19/34 ... 7,646 27
5833923.SQ.FTS.B , Zero Cpn , 2/19/34 ... 3,357 6
5834289.SQ.FTS.B , Zero Cpn , 2/20/34 ... 378 46
5836241.SQ.FTS.B , Zero Cpn , 2/22/34 ... 4,473 9
5837692.SQ.FTS.B , Zero Cpn , 2/22/34 ... 1,149 194
5837836.SQ.FTS.B , Zero Cpn , 2/22/34 ... 4,096 6
5842217.SQ.FTS.B , Zero Cpn , 2/23/34 ... 755 1
5843755.SQ.FTS.B , Zero Cpn , 2/24/34 ... 5,701 26
5845026.SQ.FTS.B , Zero Cpn , 2/24/34 ... 716 1
5845038.SQ.FTS.B , Zero Cpn , 2/24/34 ... 533 3
5848518.SQ.FTS.B , Zero Cpn , 2/25/34 ... 389 2
5851164.SQ.FTS.B , Zero Cpn , 2/25/34 ... 26,208 54
5852732.SQ.FTS.B , Zero Cpn , 2/26/34 ... 6,024 9
5854302.SQ.FTS.B , Zero Cpn , 2/26/34 ... 3,611 9
5855717.SQ.FTS.B , Zero Cpn , 2/27/34 ... 1,319 3
5856105.SQ.FTS.B , Zero Cpn , 2/28/34 ... 78 –
5861074.SQ.FTS.B , Zero Cpn , 2/28/34 ... 2,179 4
5861387.SQ.FTS.B , Zero Cpn , 2/28/34 ... 286 55
5862719.SQ.FTS.B , Zero Cpn , 2/28/34 ... 4,110 7
5867284.SQ.FTS.B , Zero Cpn , 2/28/34 ... 4,758 4
5871974.SQ.FTS.B , Zero Cpn , 3/01/34 ... 354 1
5876337.SQ.FTS.B , Zero Cpn , 3/02/34 ... 2,139 2
5877622.SQ.FTS.B , Zero Cpn , 3/03/34 ... 1,737 4
5881097.SQ.FTS.B , Zero Cpn , 3/06/34 ... 1,672 10
5889950.SQ.FTS.B , Zero Cpn , 3/08/34 ... 2,001 8
5890652.SQ.FTS.B , Zero Cpn , 3/08/34 ... 2,944 13
5894262.SQ.FTS.B , Zero Cpn , 3/09/34 ... 6,335 12
5894989.SQ.FTS.B , Zero Cpn , 3/10/34 ... 1,832 3
5901096.SQ.FTS.B , Zero Cpn , 3/13/34 ... 8,515 26
5901715.SQ.FTS.B , Zero Cpn , 3/13/34 ... 491 1
5912773.SQ.FTS.B , Zero Cpn , 3/16/34 ... 13,179 34
5914110.SQ.FTS.B , Zero Cpn , 3/18/34 ... 1,055 185
5918667.SQ.FTS.B , Zero Cpn , 3/20/34 ... 495 3
5922874.SQ.FTS.B , Zero Cpn , 3/21/34 ... 9,877 54
5924210.SQ.FTS.B , Zero Cpn , 3/21/34 ... 11,933 71
5925246.SQ.FTS.B , Zero Cpn , 3/21/34 ... 3,145 7
5929107.SQ.FTS.B , Zero Cpn , 3/22/34 ... 4,507 15
5930081.SQ.FTS.B , Zero Cpn , 3/22/34 ... 1,383 3
5934510.SQ.FTS.B , Zero Cpn , 3/24/34 ... 877 2
5937710.SQ.FTS.B , Zero Cpn , 3/26/34 ... 9,403 34
5938544.SQ.FTS.B , Zero Cpn , 3/26/34 ... 8,920 25
5941408.SQ.FTS.B , Zero Cpn , 3/27/34 ... 4,263 24
5949246.SQ.FTS.B , Zero Cpn , 3/29/34 ... 2,143 6
5950325.SQ.FTS.B , Zero Cpn , 3/29/34 ... 1,266 2
Description
Principal
Amount Value
Block, Inc. (continued)
5951713.SQ.FTS.B , Zero Cpn , 3/29/34 ... $ 1,791 $ 5
5951743.SQ.FTS.B , Zero Cpn , 3/29/34 ... 6,804 1,116
5954057.SQ.FTS.B , Zero Cpn , 3/30/34 ... 10,357 34
5956156.SQ.FTS.B , Zero Cpn , 4/01/34 ... 4,565 7
5956226.SQ.FTS.B , Zero Cpn , 4/02/34 ... 5,662 46
5965480.SQ.FTS.B , Zero Cpn , 4/05/34 ... 85 20
5966004.SQ.FTS.B , Zero Cpn , 4/05/34 ... 25,979 165
5966970.SQ.FTS.B , Zero Cpn , 4/05/34 ... 6,042 54
5972193.SQ.FTS.B , Zero Cpn , 4/06/34 ... 2,834 24
5972346.SQ.FTS.B , Zero Cpn , 4/06/34 ... 594 2
5974110.SQ.FTS.B , Zero Cpn , 4/06/34 ... 760 3
5977756.SQ.FTS.B , Zero Cpn , 4/07/34 ... 10,251 40
5978395.SQ.FTS.B , Zero Cpn , 4/08/34 ... 5,654 25
5980004.SQ.FTS.B , Zero Cpn , 4/10/34 ... 14,671 25
5980834.SQ.FTS.B , Zero Cpn , 4/10/34 ... 2,059 4
5983711.SQ.FTS.B , Zero Cpn , 4/11/34 ... 170 1
5984682.SQ.FTS.B , Zero Cpn , 4/12/34 ... 390 1
5986413.SQ.FTS.B , Zero Cpn , 4/12/34 ... 2,347 4
5989761.SQ.FTS.B , Zero Cpn , 4/13/34 ... 125 –
5991501.SQ.FTS.B , Zero Cpn , 4/13/34 ... 1,416 4
5991559.SQ.FTS.B , Zero Cpn , 4/13/34 ... 2,551 20
5996138.SQ.FTS.B , Zero Cpn , 4/14/34 ... 2,468 7
5996458.SQ.FTS.B , Zero Cpn , 4/15/34 ... 732 185
5997621.SQ.FTS.B , Zero Cpn , 4/16/34 ... 2,321 5
6000204.SQ.FTS.B , Zero Cpn , 4/17/34 ... 175 1
6003010.SQ.FTS.B , Zero Cpn , 4/18/34 ... 1,626 5
6003035.SQ.FTS.B , Zero Cpn , 4/18/34 ... 40,734 298
6005126.SQ.FTS.B , Zero Cpn , 4/19/34 ... 379 90
6006837.SQ.FTS.B , Zero Cpn , 4/19/34 ... 11,360 42
6007073.SQ.FTS.B , Zero Cpn , 4/19/34 ... 72 –
6007679.SQ.FTS.B , Zero Cpn , 4/19/34 ... 2,522 7
6010152.SQ.FTS.B , Zero Cpn , 4/20/34 ... 404 85
6013787.SQ.FTS.B , Zero Cpn , 4/21/34 ... 291 2
6014176.SQ.FTS.B , Zero Cpn , 4/21/34 ... 76 –
6015922.SQ.FTS.B , Zero Cpn , 4/22/34 ... 2,381 7
6017671.SQ.FTS.B , Zero Cpn , 4/24/34 ... 1,081 6
6020766.SQ.FTS.B , Zero Cpn , 4/24/34 ... 1,785 5
6021277.SQ.FTS.B , Zero Cpn , 4/25/34 ... 4,902 19
6022726.SQ.FTS.B , Zero Cpn , 4/25/34 ... 440 1
6025558.SQ.FTS.B , Zero Cpn , 4/26/34 ... 833 5
6026398.SQ.FTS.B , Zero Cpn , 4/26/34 ... 2,245 14
6032149.SQ.FTS.B , Zero Cpn , 4/27/34 ... 1,557 8
6033308.SQ.FTS.B , Zero Cpn , 4/28/34 ... 2,943 17
6035132.SQ.FTS.B , Zero Cpn , 4/28/34 ... 17 2
6038307.SQ.FTS.B , Zero Cpn , 4/30/34 ... 11,023 22
6041701.SQ.FTS.B , Zero Cpn , 4/30/34 ... 6,983 14
6041983.SQ.FTS.B , Zero Cpn , 5/01/34 ... 40,970 178
6046321.SQ.FTS.B , Zero Cpn , 5/02/34 ... 4,007 10
6046375.SQ.FTS.B , Zero Cpn , 5/02/34 ... 3,159 9
6047820.SQ.FTS.B , Zero Cpn , 5/02/34 ... 649 3
6056014.SQ.FTS.B , Zero Cpn , 5/04/34 ... 2,813 785
6057856.SQ.FTS.B , Zero Cpn , 5/04/34 ... 4,257 19
6059813.SQ.FTS.B , Zero Cpn , 5/06/34 ... 6,787 36
6063093.SQ.FTS.B , Zero Cpn , 5/07/34 ... 3,406 14
6120756.SQ.FTS.B , Zero Cpn , 5/09/34 ... 192 1
6120938.SQ.FTS.B , Zero Cpn , 5/09/34 ... 18,006 52
6122715.SQ.FTS.B , Zero Cpn , 5/10/34 ... 45,745 553
6123680.SQ.FTS.B , Zero Cpn , 5/10/34 ... 9,331 2,677

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6126608.SQ.FTS.B , Zero Cpn , 5/12/34 ... $ 4,440 $ 27
6127192.SQ.FTS.B , Zero Cpn , 5/13/34 ... 2,501 10
6127374.SQ.FTS.B , Zero Cpn , 5/13/34 ... 2,574 9
6133707.SQ.FTS.B , Zero Cpn , 5/15/34 ... 11,499 37
6134623.SQ.FTS.B , Zero Cpn , 5/15/34 ... 17,381 221
6135022.SQ.FTS.B , Zero Cpn , 5/16/34 ... 3,251 27
6135248.SQ.FTS.B , Zero Cpn , 5/16/34 ... 8,060 26
6136481.SQ.FTS.B , Zero Cpn , 5/16/34 ... 4,428 22
6139899.SQ.FTS.B , Zero Cpn , 5/17/34 ... 5,390 43
6141598.SQ.FTS.B , Zero Cpn , 5/17/34 ... 3,417 24
6141840.SQ.FTS.B , Zero Cpn , 5/17/34 ... 3,171 12
6144839.SQ.FTS.B , Zero Cpn , 5/18/34 ... 3,181 1,240
6145876.SQ.FTS.B , Zero Cpn , 5/18/34 ... 2,747 9
6147217.SQ.FTS.B , Zero Cpn , 5/19/34 ... 462 4
6147492.SQ.FTS.B , Zero Cpn , 5/19/34 ... 224 1
6149785.SQ.FTS.B , Zero Cpn , 5/21/34 ... 1,256 8
6151254.SQ.FTS.B , Zero Cpn , 5/21/34 ... 33,491 346
6153219.SQ.FTS.B , Zero Cpn , 5/22/34 ... 2,899 34
6155930.SQ.FTS.B , Zero Cpn , 5/22/34 ... 9,003 33
6157661.SQ.FTS.B , Zero Cpn , 5/23/34 ... 955 7
6157670.SQ.FTS.B , Zero Cpn , 5/23/34 ... 895 7
6158976.SQ.FTS.B , Zero Cpn , 5/23/34 ... 478 2
6161004.SQ.FTS.B , Zero Cpn , 5/24/34 ... 1,742 15
6161916.SQ.FTS.B , Zero Cpn , 5/25/34 ... 3,028 22
6163115.SQ.FTS.B , Zero Cpn , 5/25/34 ... 9,867 102
6163558.SQ.FTS.B , Zero Cpn , 5/25/34 ... 679 191
6165678.SQ.FTS.B , Zero Cpn , 5/27/34 ... 4,327 18
6169587.SQ.FTS.B , Zero Cpn , 5/28/34 ... 3,516 42
6171294.SQ.FTS.B , Zero Cpn , 5/29/34 ... 50 20
6174665.SQ.FTS.B , Zero Cpn , 5/30/34 ... 517 76
6181401.SQ.FTS.B , Zero Cpn , 6/01/34 ... 341 2
6182359.SQ.FTS.B , Zero Cpn , 6/02/34 ... 1,577 539
6183669.SQ.FTS.B , Zero Cpn , 6/02/34 ... 958 414
6185855.SQ.FTS.B , Zero Cpn , 6/03/34 ... 264 115
6190783.SQ.FTS.B , Zero Cpn , 6/05/34 ... 1,090 4
6192067.SQ.FTS.B , Zero Cpn , 6/06/34 ... 497 4
6194735.SQ.FTS.B , Zero Cpn , 6/06/34 ... 908 189
6196734.SQ.FTS.B , Zero Cpn , 6/07/34 ... 1,042 9
6196936.SQ.FTS.B , Zero Cpn , 6/07/34 ... 1,154 7
6200609.SQ.FTS.B , Zero Cpn , 6/07/34 ... 1,061 10
6204820.SQ.FTS.B , Zero Cpn , 6/08/34 ... 1,654 20
6207369.SQ.FTS.B , Zero Cpn , 6/09/34 ... 618 5
6207861.SQ.FTS.B , Zero Cpn , 6/09/34 ... 37,929 114
6213794.SQ.FTS.B , Zero Cpn , 6/12/34 ... 3,389 19
6215032.SQ.FTS.B , Zero Cpn , 6/13/34 ... 3,341 19
6216579.SQ.FTS.B , Zero Cpn , 6/13/34 ... 580 6
6216601.SQ.FTS.B , Zero Cpn , 6/13/34 ... 2,272 43
6220076.SQ.FTS.B , Zero Cpn , 6/14/34 ... 3,725 17
6220695.SQ.FTS.B , Zero Cpn , 6/14/34 ... 23,011 471
6226503.SQ.FTS.B , Zero Cpn , 6/15/34 ... 3,035 32
6228415.SQ.FTS.B , Zero Cpn , 6/16/34 ... 125 14
6229129.SQ.FTS.B , Zero Cpn , 6/16/34 ... 44,876 796
6234555.SQ.FTS.B , Zero Cpn , 6/16/34 ... 1,536 28
6235160.SQ.FTS.B , Zero Cpn , 6/17/34 ... 6,431 33
6235489.SQ.FTS.B , Zero Cpn , 6/17/34 ... 865 314
6235797.SQ.FTS.B , Zero Cpn , 6/17/34 ... 5,020 16
6235824.SQ.FTS.B , Zero Cpn , 6/17/34 ... 1,663 24
6236427.SQ.FTS.B , Zero Cpn , 6/18/34 ... 10,363 60
Description
Principal
Amount Value
Block, Inc. (continued)
6240143.SQ.FTS.B , Zero Cpn , 6/19/34 ... $ 3,654 $ 23
6240208.SQ.FTS.B , Zero Cpn , 6/20/34 ... 5,830 56
6243216.SQ.FTS.B , Zero Cpn , 6/20/34 ... 982 467
6244041.SQ.FTS.B , Zero Cpn , 6/21/34 ... 154 4
6245007.SQ.FTS.B , Zero Cpn , 6/21/34 ... 832 9
6255542.SQ.FTS.B , Zero Cpn , 6/24/34 ... 396 68
6255617.SQ.FTS.B , Zero Cpn , 6/24/34 ... 41 18
6255909.SQ.FTS.B , Zero Cpn , 6/25/34 ... 975 7
6255997.SQ.FTS.B , Zero Cpn , 6/25/34 ... 1,357 6
6256740.SQ.FTS.B , Zero Cpn , 6/26/34 ... 688 11
6262497.SQ.FTS.B , Zero Cpn , 6/28/34 ... 8,184 131
6265155.SQ.FTS.B , Zero Cpn , 6/29/34 ... 6,047 80
6270473.SQ.FTS.B , Zero Cpn , 6/30/34 ... 3,312 13
6276763.SQ.FTS.B , Zero Cpn , 7/04/34 ... 2,289 28
6276874.SQ.FTS.B , Zero Cpn , 7/04/34 ... 1,221 133
6277246.SQ.FTS.B , Zero Cpn , 7/04/34 ... 349 5
6279862.SQ.FTS.B , Zero Cpn , 7/05/34 ... 16,989 154
6280869.SQ.FTS.B , Zero Cpn , 7/05/34 ... 4,517 45
6284870.SQ.FTS.B , Zero Cpn , 7/06/34 ... 4,590 997
6286798.SQ.FTS.B , Zero Cpn , 7/09/34 ... 3,737 89
6290969.SQ.FTS.B , Zero Cpn , 7/10/34 ... 1,070 15
6304502.SQ.FTS.B , Zero Cpn , 7/15/34 ... 11,736 167
6304870.SQ.FTS.B , Zero Cpn , 7/15/34 ... 15,082 389
6306494.SQ.FTS.B , Zero Cpn , 7/17/34 ... 12,186 347
6308429.SQ.FTS.B , Zero Cpn , 7/17/34 ... 715 142
6308976.SQ.FTS.B , Zero Cpn , 7/18/34 ... 3,197 25
6314524.SQ.FTS.B , Zero Cpn , 7/19/34 ... 4,787 2,546
6314730.SQ.FTS.B , Zero Cpn , 7/19/34 ... 3,074 46
6315256.SQ.FTS.B , Zero Cpn , 7/19/34 ... 3,856 30
6319933.SQ.FTS.B , Zero Cpn , 7/21/34 ... 14,196 188
6320178.SQ.FTS.B , Zero Cpn , 7/22/34 ... 3,234 28
6321758.SQ.FTS.B , Zero Cpn , 7/23/34 ... 4,486 965
6352903.SQ.FTS.B , Zero Cpn , 7/24/34 ... 2,446 39
6353710.SQ.FTS.B , Zero Cpn , 7/24/34 ... 4,027 62
6355005.SQ.FTS.B , Zero Cpn , 7/25/34 ... 11,762 163
6359467.SQ.FTS.B , Zero Cpn , 7/26/34 ... 15,948 9,084
6362699.SQ.FTS.B , Zero Cpn , 7/27/34 ... 42,087 566
6364953.SQ.FTS.B , Zero Cpn , 7/27/34 ... 4,175 156
6369186.SQ.FTS.B , Zero Cpn , 7/30/34 ... 158 3
6373846.SQ.FTS.B , Zero Cpn , 7/31/34 ... 4,529 111
6378691.SQ.FTS.B , Zero Cpn , 8/02/34 ... 9,851 4,946
6383269.SQ.FTS.B , Zero Cpn , 8/03/34 ... 567 289
6385666.SQ.FTS.B , Zero Cpn , 8/04/34 ... 1,880 34
6385845.SQ.FTS.B , Zero Cpn , 8/04/34 ... 326 4
6390840.SQ.FTS.B , Zero Cpn , 8/07/34 ... 3,830 63
6394386.SQ.FTS.B , Zero Cpn , 8/08/34 ... 816 14
6401953.SQ.FTS.B , Zero Cpn , 8/10/34 ... 876 16
6401970.SQ.FTS.B , Zero Cpn , 8/10/34 ... 1,665 22
6403479.SQ.FTS.B , Zero Cpn , 8/10/34 ... 3,190 734
6404445.SQ.FTS.B , Zero Cpn , 8/11/34 ... 1,220 29
6405166.SQ.FTS.B , Zero Cpn , 8/12/34 ... 19,913 651
6405910.SQ.FTS.B , Zero Cpn , 8/13/34 ... 1,367 865
6407824.SQ.FTS.B , Zero Cpn , 8/13/34 ... 460 6
6408523.SQ.FTS.B , Zero Cpn , 8/13/34 ... 5,951 98
6409863.SQ.FTS.B , Zero Cpn , 8/14/34 ... 1,085 46
6411150.SQ.FTS.B , Zero Cpn , 8/14/34 ... 2,180 92
6412243.SQ.FTS.B , Zero Cpn , 8/15/34 ... 1,271 566
6414098.SQ.FTS.B , Zero Cpn , 8/15/34 ... 3,987 55

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6414405.SQ.FTS.B , Zero Cpn , 8/15/34 ... $ 1,715 $ 14
6420149.SQ.FTS.B , Zero Cpn , 8/16/34 ... 12,660 431
6423702.SQ.FTS.B , Zero Cpn , 8/17/34 ... 19,955 287
6424082.SQ.FTS.B , Zero Cpn , 8/17/34 ... 1 1
6425796.SQ.FTS.B , Zero Cpn , 8/20/34 ... 1,586 804
6426793.SQ.FTS.B , Zero Cpn , 8/20/34 ... 568 9
6427509.SQ.FTS.B , Zero Cpn , 8/21/34 ... 4,726 111
6428407.SQ.FTS.B , Zero Cpn , 8/21/34 ... 7,388 99
6429640.SQ.FTS.B , Zero Cpn , 8/21/34 ... 5,813 106
6430566.SQ.FTS.B , Zero Cpn , 8/22/34 ... 5,868 3,343
6436495.SQ.FTS.B , Zero Cpn , 8/23/34 ... 8,978 4,861
6439293.SQ.FTS.B , Zero Cpn , 8/23/34 ... 7,365 154
6439475.SQ.FTS.B , Zero Cpn , 8/23/34 ... 709 24
6441111.SQ.FTS.B , Zero Cpn , 8/24/34 ... 680 20
6441614.SQ.FTS.B , Zero Cpn , 8/24/34 ... 6,708 4,227
6443707.SQ.FTS.B , Zero Cpn , 8/24/34 ... 35,282 1,133
6445162.SQ.FTS.B , Zero Cpn , 8/26/34 ... 3,825 2,381
6447640.SQ.FTS.B , Zero Cpn , 8/27/34 ... 2,396 100
6447919.SQ.FTS.B , Zero Cpn , 8/27/34 ... 267 67
6448059.SQ.FTS.B , Zero Cpn , 8/27/34 ... 5,140 163
6448205.SQ.FTS.B , Zero Cpn , 8/27/34 ... 7,623 153
6448382.SQ.FTS.B , Zero Cpn , 8/27/34 ... 5,208 2,413
6448554.SQ.FTS.B , Zero Cpn , 8/27/34 ... 1,900 211
6452451.SQ.FTS.B , Zero Cpn , 8/28/34 ... 3,082 89
6462554.SQ.FTS.B , Zero Cpn , 9/03/34 ... 8,217 4,851
6463733.SQ.FTS.B , Zero Cpn , 9/04/34 ... 1,255 25
6463889.SQ.FTS.B , Zero Cpn , 9/04/34 ... 16,330 2,033
6464362.SQ.FTS.B , Zero Cpn , 9/04/34 ... 4,169 97
6468533.SQ.FTS.B , Zero Cpn , 9/06/34 ... 231 154
6468636.SQ.FTS.B , Zero Cpn , 9/06/34 ... 10,598 134
6471840.SQ.FTS.B , Zero Cpn , 9/07/34 ... 252 155
6477840.SQ.FTS.B , Zero Cpn , 9/09/34 ... 3,007 84
6478752.SQ.FTS.B , Zero Cpn , 9/09/34 ... 2,553 56
6479093.SQ.FTS.B , Zero Cpn , 9/09/34 ... 618 378
6479843.SQ.FTS.B , Zero Cpn , 9/09/34 ... 2,419 572
6482925.SQ.FTS.B , Zero Cpn , 9/10/34 ... 4,629 112
6483587.SQ.FTS.B , Zero Cpn , 9/10/34 ... 7,336 4,077
6484618.SQ.FTS.B , Zero Cpn , 9/10/34 ... 4,554 98
6485016.SQ.FTS.B , Zero Cpn , 9/11/34 ... 10,575 5,714
6485200.SQ.FTS.B , Zero Cpn , 9/11/34 ... 6,526 125
6485862.SQ.FTS.B , Zero Cpn , 9/12/34 ... 13,536 236
6486219.SQ.FTS.B , Zero Cpn , 9/12/34 ... 389 10
6487145.SQ.FTS.B , Zero Cpn , 9/13/34 ... 3,737 2,251
6487587.SQ.FTS.B , Zero Cpn , 9/13/34 ... 1,298 13
6487981.SQ.FTS.B , Zero Cpn , 9/13/34 ... 1,310 13
6488459.SQ.FTS.B , Zero Cpn , 9/13/34 ... 828 518
6491762.SQ.FTS.B , Zero Cpn , 9/14/34 ... 109 64
6492212.SQ.FTS.B , Zero Cpn , 9/14/34 ... 11,554 225
6492780.SQ.FTS.B , Zero Cpn , 9/14/34 ... 14,716 345
6494041.SQ.FTS.B , Zero Cpn , 9/15/34 ... 2,210 44
6494237.SQ.FTS.B , Zero Cpn , 9/15/34 ... 1,303 406
6495262.SQ.FTS.B , Zero Cpn , 9/15/34 ... 16 9
6496439.SQ.FTS.B , Zero Cpn , 9/15/34 ... 222 129
6496902.SQ.FTS.B , Zero Cpn , 9/15/34 ... 6,581 1,365
6499048.SQ.FTS.B , Zero Cpn , 9/16/34 ... 6,399 1,920
6499996.SQ.FTS.B , Zero Cpn , 9/16/34 ... 487 19
6500866.SQ.FTS.B , Zero Cpn , 9/16/34 ... 4,974 110
6504715.SQ.FTS.B , Zero Cpn , 9/17/34 ... 2,724 74
Description
Principal
Amount Value
Block, Inc. (continued)
6505793.SQ.FTS.B , Zero Cpn , 9/18/34 ... $ 2,242 $ 52
6506509.SQ.FTS.B , Zero Cpn , 9/19/34 ... 21 5
6508171.SQ.FTS.B , Zero Cpn , 9/20/34 ... 1,549 1,078
6509738.SQ.FTS.B , Zero Cpn , 9/20/34 ... 944 37
6510179.SQ.FTS.B , Zero Cpn , 9/20/34 ... 24,604 528
6511415.SQ.FTS.B , Zero Cpn , 9/21/34 ... 2,844 723
6511726.SQ.FTS.B , Zero Cpn , 9/21/34 ... 177 123
6512222.SQ.FTS.B , Zero Cpn , 9/21/34 ... 2,610 60
6514021.SQ.FTS.B , Zero Cpn , 9/21/34 ... 2,500 1,410
6514372.SQ.FTS.B , Zero Cpn , 9/22/34 ... 111 62
6514949.SQ.FTS.B , Zero Cpn , 9/22/34 ... 6,188 145
6516725.SQ.FTS.B , Zero Cpn , 9/22/34 ... 3,769 93
6519286.SQ.FTS.B , Zero Cpn , 9/23/34 ... 873 166
6520131.SQ.FTS.B , Zero Cpn , 9/23/34 ... 4,616 1,205
6521243.SQ.FTS.B , Zero Cpn , 9/23/34 ... 2,252 633
6524998.SQ.FTS.B , Zero Cpn , 9/24/34 ... 281 169
6525021.SQ.FTS.B , Zero Cpn , 9/24/34 ... 4,970 2,771
6525421.SQ.FTS.B , Zero Cpn , 9/24/34 ... 181 4
6526020.SQ.FTS.B , Zero Cpn , 9/25/34 ... 702 424
6526070.SQ.FTS.B , Zero Cpn , 9/25/34 ... 839 527
6526493.SQ.FTS.B , Zero Cpn , 9/26/34 ... 1,269 44
6526542.SQ.FTS.B , Zero Cpn , 9/26/34 ... 8,494 4,566
6526856.SQ.FTS.B , Zero Cpn , 9/26/34 ... 1,447 32
6527010.SQ.FTS.B , Zero Cpn , 9/26/34 ... 515 7
6529506.SQ.FTS.B , Zero Cpn , 9/27/34 ... 497 24
6533589.SQ.FTS.B , Zero Cpn , 9/28/34 ... 257 125
6535332.SQ.FTS.B , Zero Cpn , 9/29/34 ... 2,055 27
6536665.SQ.FTS.B , Zero Cpn , 9/29/34 ... 131 63
6537839.SQ.FTS.B , Zero Cpn , 9/29/34 ... 7,900 178
6540169.SQ.FTS.B , Zero Cpn , 9/30/34 ... 349 12
6545807.SQ.FTS.B , Zero Cpn , 9/30/34 ... 2,423 734
6546312.SQ.FTS.B , Zero Cpn , 9/30/34 ... 7,082 245
6546599.SQ.FTS.B , Zero Cpn , 9/30/34 ... 729 18
6547288.SQ.FTS.B , Zero Cpn , 10/01/34 .. 57 35
6547450.SQ.FTS.B , Zero Cpn , 10/01/34 .. 444 269
6548112.SQ.FTS.B , Zero Cpn , 10/02/34 .. 3,856 88
6550814.SQ.FTS.B , Zero Cpn , 10/03/34 .. 4,948 80
6551421.SQ.FTS.B , Zero Cpn , 10/03/34 .. 3,103 2,047
6552779.SQ.FTS.B , Zero Cpn , 10/04/34 .. 671 340
6554172.SQ.FTS.B , Zero Cpn , 10/04/34 .. 370 13
6554182.SQ.FTS.B , Zero Cpn , 10/04/34 .. 769 475
6556061.SQ.FTS.B , Zero Cpn , 10/05/34 .. 149 93
6556234.SQ.FTS.B , Zero Cpn , 10/05/34 .. 833 495
6556561.SQ.FTS.B , Zero Cpn , 10/05/34 .. 6,363 3,960
6560556.SQ.FTS.B , Zero Cpn , 10/06/34 .. 321 191
6562377.SQ.FTS.B , Zero Cpn , 10/06/34 .. 521 380
6564281.SQ.FTS.B , Zero Cpn , 10/07/34 .. 1,210 755
6564615.SQ.FTS.B , Zero Cpn , 10/07/34 .. 3,159 2,051
6565688.SQ.FTS.B , Zero Cpn , 10/07/34 .. 1,141 734
6566576.SQ.FTS.B , Zero Cpn , 10/08/34 .. 7,629 4,391
6566878.SQ.FTS.B , Zero Cpn , 10/08/34 .. 890 485
6567114.SQ.FTS.B , Zero Cpn , 10/09/34 .. 1,756 50
6567237.SQ.FTS.B , Zero Cpn , 10/09/34 .. 18,447 552
6567779.SQ.FTS.B , Zero Cpn , 10/10/34 .. 5,256 211
6570553.SQ.FTS.B , Zero Cpn , 10/10/34 .. 3,005 1,843
6571593.SQ.FTS.B , Zero Cpn , 10/11/34 .. 12,853 514
6574116.SQ.FTS.B , Zero Cpn , 10/11/34 .. 1,449 29
6577574.SQ.FTS.B , Zero Cpn , 10/12/34 .. 822 28

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6577778.SQ.FTS.B , Zero Cpn , 10/12/34 .. $ 569 $ 359
6579993.SQ.FTS.B , Zero Cpn , 10/13/34 .. 856 493
6580594.SQ.FTS.B , Zero Cpn , 10/13/34 .. 237 66
6581222.SQ.FTS.B , Zero Cpn , 10/13/34 .. 596 20
6582526.SQ.FTS.B , Zero Cpn , 10/13/34 .. 3,185 37
6584142.SQ.FTS.B , Zero Cpn , 10/14/34 .. 497 12
6584354.SQ.FTS.B , Zero Cpn , 10/14/34 .. 7,749 3,298
6585824.SQ.FTS.B , Zero Cpn , 10/14/34 .. 948 25
6585989.SQ.FTS.B , Zero Cpn , 10/14/34 .. 13,196 8,308
6586640.SQ.FTS.B , Zero Cpn , 10/15/34 .. 617 394
6586702.SQ.FTS.B , Zero Cpn , 10/15/34 .. 1,753 1,264
6587169.SQ.FTS.B , Zero Cpn , 10/15/34 .. 6,563 235
6587383.SQ.FTS.B , Zero Cpn , 10/16/34 .. 549 9
6587941.SQ.FTS.B , Zero Cpn , 10/16/34 .. 1,041 546
6589887.SQ.FTS.B , Zero Cpn , 10/17/34 .. 1,173 732
6590442.SQ.FTS.B , Zero Cpn , 10/17/34 .. 10,462 324
6591293.SQ.FTS.B , Zero Cpn , 10/17/34 .. 3,441 81
6591946.SQ.FTS.B , Zero Cpn , 10/18/34 .. 4,409 2,713
6594291.SQ.FTS.B , Zero Cpn , 10/18/34 .. 6,540 185
6598899.SQ.FTS.B , Zero Cpn , 10/20/34 .. 6,856 328
6600675.SQ.FTS.B , Zero Cpn , 10/20/34 .. 516 270
6601613.SQ.FTS.B , Zero Cpn , 10/20/34 .. 49 31
6602728.SQ.FTS.B , Zero Cpn , 10/21/34 .. 233 140
6602960.SQ.FTS.B , Zero Cpn , 10/21/34 .. 2,073 102
6603476.SQ.FTS.B , Zero Cpn , 10/21/34 .. 906 650
6604310.SQ.FTS.B , Zero Cpn , 10/21/34 .. 799 21
6604448.SQ.FTS.B , Zero Cpn , 10/22/34 .. 1,707 743
6604504.SQ.FTS.B , Zero Cpn , 10/22/34 .. 453 8
6607977.SQ.FTS.B , Zero Cpn , 10/24/34 .. 1,603 26
6608828.SQ.FTS.B , Zero Cpn , 10/25/34 .. 43,918 1,363
6609650.SQ.FTS.B , Zero Cpn , 10/25/34 .. 3,296 1,845
6609985.SQ.FTS.B , Zero Cpn , 10/25/34 .. 1,113 44
6611828.SQ.FTS.B , Zero Cpn , 10/26/34 .. 3,208 176
6614501.SQ.FTS.B , Zero Cpn , 10/26/34 .. 3,498 1,864
6614956.SQ.FTS.B , Zero Cpn , 10/26/34 .. 3,077 115
6617184.SQ.FTS.B , Zero Cpn , 10/27/34 .. 429 225
6618529.SQ.FTS.B , Zero Cpn , 10/27/34 .. 1,139 576
6619927.SQ.FTS.B , Zero Cpn , 10/27/34 .. 480 281
6620227.SQ.FTS.B , Zero Cpn , 10/27/34 .. 26,251 884
6620476.SQ.FTS.B , Zero Cpn , 10/28/34 .. 18,223 8,691
6621448.SQ.FTS.B , Zero Cpn , 10/28/34 .. 17,238 7,501
6621778.SQ.FTS.B , Zero Cpn , 10/28/34 .. 2,191 1,078
6624765.SQ.FTS.B , Zero Cpn , 10/29/34 .. 7,023 230
6624855.SQ.FTS.B , Zero Cpn , 10/29/34 .. 780 13
6624896.SQ.FTS.B , Zero Cpn , 10/30/34 .. 9,039 464
6625228.SQ.FTS.B , Zero Cpn , 10/30/34 .. 161 106
6626390.SQ.FTS.B , Zero Cpn , 11/01/34 .. 10,527 481
6628718.SQ.FTS.B , Zero Cpn , 11/01/34 .. 5,279 177
6630658.SQ.FTS.B , Zero Cpn , 11/02/34 .. 1,904 1,111
6631472.SQ.FTS.B , Zero Cpn , 11/02/34 .. 3,298 66
6632572.SQ.FTS.B , Zero Cpn , 11/02/34 .. 4,959 243
6634349.SQ.FTS.B , Zero Cpn , 11/03/34 .. 158 105
6634481.SQ.FTS.B , Zero Cpn , 11/03/34 .. 3,060 53
6639552.SQ.FTS.B , Zero Cpn , 11/04/34 .. 249 4
6641178.SQ.FTS.B , Zero Cpn , 11/04/34 .. 3,481 199
6643477.SQ.FTS.B , Zero Cpn , 11/05/34 .. 4 2
6643579.SQ.FTS.B , Zero Cpn , 11/05/34 .. 7,884 438
6643825.SQ.FTS.B , Zero Cpn , 11/05/34 .. 489 371
Description
Principal
Amount Value
Block, Inc. (continued)
6643893.SQ.FTS.B , Zero Cpn , 11/05/34 .. $ 1,707 $ 1,111
6644138.SQ.FTS.B , Zero Cpn , 11/05/34 .. 1,010 26
6645397.SQ.FTS.B , Zero Cpn , 11/07/34 .. 3,532 177
6646778.SQ.FTS.B , Zero Cpn , 11/08/34 .. 5,466 3,183
6647657.SQ.FTS.B , Zero Cpn , 11/08/34 .. 6,891 3,893
6649272.SQ.FTS.B , Zero Cpn , 11/08/34 .. 618 10
6649665.SQ.FTS.B , Zero Cpn , 11/09/34 .. 4,414 246
6650257.SQ.FTS.B , Zero Cpn , 11/09/34 .. 847 490
6650321.SQ.FTS.B , Zero Cpn , 11/09/34 .. 372 222
6653616.SQ.FTS.B , Zero Cpn , 11/10/34 .. 1,792 98
6660080.SQ.FTS.B , Zero Cpn , 11/11/34 .. 1,499 1,001
6661552.SQ.FTS.B , Zero Cpn , 11/11/34 .. 71 49
6662406.SQ.FTS.B , Zero Cpn , 11/12/34 .. 1,897 1,245
6662990.SQ.FTS.B , Zero Cpn , 11/12/34 .. 2,176 1,537
6665054.SQ.FTS.B , Zero Cpn , 11/13/34 .. 4,529 3,285
6666962.SQ.FTS.B , Zero Cpn , 11/15/34 .. 520 390
6667860.SQ.FTS.B , Zero Cpn , 11/15/34 .. 2,800 1,662
6668833.SQ.FTS.B , Zero Cpn , 11/15/34 .. 3,366 2,035
6669152.SQ.FTS.B , Zero Cpn , 11/15/34 .. 25,018 705
6671137.SQ.FTS.B , Zero Cpn , 11/16/34 .. 3,947 163
6671669.SQ.FTS.B , Zero Cpn , 11/16/34 .. 693 516
6672511.SQ.FTS.B , Zero Cpn , 11/16/34 .. 1,390 718
6674450.SQ.FTS.B , Zero Cpn , 11/17/34 .. 18,581 403
6675615.SQ.FTS.B , Zero Cpn , 11/17/34 .. 1,919 960
6676101.SQ.FTS.B , Zero Cpn , 11/17/34 .. 393 250
6676189.SQ.FTS.B , Zero Cpn , 11/17/34 .. 5,533 3,497
6676382.SQ.FTS.B , Zero Cpn , 11/17/34 .. 3,159 1,463
6676531.SQ.FTS.B , Zero Cpn , 11/17/34 .. 504 331
6678791.SQ.FTS.B , Zero Cpn , 11/18/34 .. 1,800 1,336
6680294.SQ.FTS.B , Zero Cpn , 11/18/34 .. 2,374 1,653
6681781.SQ.FTS.B , Zero Cpn , 11/19/34 .. 6,908 190
6682727.SQ.FTS.B , Zero Cpn , 11/19/34 .. 5,157 2,926
6685214.SQ.FTS.B , Zero Cpn , 11/20/34 .. 328 216
6685517.SQ.FTS.B , Zero Cpn , 11/20/34 .. 746 435
6686240.SQ.FTS.B , Zero Cpn , 11/21/34 .. 898 532
6688197.SQ.FTS.B , Zero Cpn , 11/22/34 .. 5,403 95
6690132.SQ.FTS.B , Zero Cpn , 11/23/34 .. 148 5
6690218.SQ.FTS.B , Zero Cpn , 11/23/34 .. 636 306
6690981.SQ.FTS.B , Zero Cpn , 11/23/34 .. 112 97
6691756.SQ.FTS.B , Zero Cpn , 11/23/34 .. 5,992 3,515
6694527.SQ.FTS.B , Zero Cpn , 11/24/34 .. 5,812 2,867
6696188.SQ.FTS.B , Zero Cpn , 11/24/34 .. 5,029 3,616
6696314.SQ.FTS.B , Zero Cpn , 11/24/34 .. 4,176 297
6699920.SQ.FTS.B , Zero Cpn , 11/25/34 .. 689 529
6701550.SQ.FTS.B , Zero Cpn , 11/25/34 .. 1,306 124
6704732.SQ.FTS.B , Zero Cpn , 11/26/34 .. 3,627 1,733
6705288.SQ.FTS.B , Zero Cpn , 11/26/34 .. 1,013 29
6705352.SQ.FTS.B , Zero Cpn , 11/26/34 .. 1,091 707
6706359.SQ.FTS.B , Zero Cpn , 11/26/34 .. 2,955 2,288
6706486.SQ.FTS.B , Zero Cpn , 11/26/34 .. 1,318 69
6706540.SQ.FTS.B , Zero Cpn , 11/26/34 .. 5,215 176
6707571.SQ.FTS.B , Zero Cpn , 11/27/34 .. 3,725 1,987
6708125.SQ.FTS.B , Zero Cpn , 11/28/34 .. 1,147 17
6708420.SQ.FTS.B , Zero Cpn , 11/28/34 .. 3,045 1,966
6709200.SQ.FTS.B , Zero Cpn , 11/29/34 .. 2,318 128
6709223.SQ.FTS.B , Zero Cpn , 11/29/34 .. 331 211
18,945,062

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
APP-10830803.FP.FTS.B , 23 .49% , 11/30/24 $ 760 $ 773
APP-11740833.FP.FTS.B , 23 .99% , 12/22/24 1,356 1,371
APP-12331634.FP.FTS.B , 7 .74% , 2/04/25 . 2,011 2,016
APP-11912407.FP.FTS.B , 15 .99% , 2/15/25 2,304 2,317
APP-12050640.FP.FTS.B , 12 .24% , 3/15/25 3,852 3,868
APP-12033288.FP.FTS.B , 14 .49% , 3/15/25 2,757 2,776
APP-11872506.FP.FTS.B , 19 .49% , 3/15/25 2,752 2,783
APP-12270565.FP.FTS.B , 16 .49% , 3/17/25 5,369 5,446
APP-12351684.FP.FTS.B , 7 .49% , 3/18/25 . 974 975
APP-12420138.FP.FTS.B , 17 .99% , 3/20/25 1,486 1,499
APP-12287521.FP.FTS.B , 16 .49% , 3/22/25 2,012 2,031
APP-14058368.FP.FTS.B , 12 .49% , 5/01/25 3,998 4,007
APP-14113024.FP.FTS.B , 11 .59% , 5/03/25 2,466 2,477
APP-14094552.FP.FTS.B , 17 .74% , 5/03/25 4,432 4,423
APP-14304933.FP.FTS.B , 14 .99% , 5/12/25 4,251 496
APP-13745262.FP.FTS.B , 12 .84% , 5/16/25 7,418 7,450
APP-13550190.FP.FTS.B , 24 .99% , 5/16/25 3,704 3,775
APP-13512883.FP.FTS.B , 9 .84% , 5/20/25 . 7,711 7,759
APP-13957398.FP.FTS.B , 14 .49% , 6/01/25 4,908 4,929
APP-13914811.FP.FTS.B , 15 .09% , 6/03/25 1,440 1,443
APP-13821733.FP.FTS.B , 22 .99% , 6/03/25 5,365 1,408
APP-13609952.FP.FTS.B , 10 .09% , 6/04/25 9,358 9,404
APP-13818738.FP.FTS.B , 10 .84% , 6/04/25 10,077 10,126
APP-14179362.FP.FTS.B , 17 .49% , 6/05/25 1,918 1,925
APP-13901500.FP.FTS.B , 19 .49% , 6/07/25 3,742 3,777
APP-13913960.FP.FTS.B , 25 .49% , 6/07/25 2,792 2,007
APP-14166988.FP.FTS.B , 17 .49% , 6/09/25 2,403 2,416
APP-14165903.FP.FTS.B , 19 .24% , 6/12/25 12,357 12,502
APP-14058139.FP.FTS.B , 11 .84% , 6/15/25 2,993 3,011
APP-14058182.FP.FTS.B , 18 .49% , 6/15/25 1,895 1,914
APP-13968504.FP.FTS.B , 19 .49% , 6/15/25 3,828 3,881
APP-14319615.FP.FTS.B , 18 .49% , 6/16/25 5,350 5,412
APP-13822936.FP.FTS.B , 9 .34% , 6/17/25 . 6,678 6,720
APP-14176007.FP.FTS.B , 7 .84% , 6/18/25 . 5,422 5,457
APP-14182518.FP.FTS.B , 7 .84% , 6/18/25 . 4,745 4,774
APP-14189826.FP.FTS.B , 9 .34% , 6/18/25 . 6,381 6,423
APP-14147815.FP.FTS.B , 19 .99% , 6/18/25 2,266 1,272
APP-14118175.FP.FTS.B , 10 .09% , 6/19/25 4,032 4,059
APP-14058272.FP.FTS.B , 12 .59% , 6/19/25 6,364 6,410
APP-14181617.FP.FTS.B , 18 .49% , 6/19/25 3,983 4,034
APP-14057653.FP.FTS.B , 10 .09% , 6/20/25 3,999 4,026
APP-14349793.FP.FTS.B , 16 .24% , 6/26/25 6,335 6,441
APP-14107541.FP.FTS.B , 10 .09% , 6/28/25 1,634 1,639
APP-14145063.FP.FTS.B , 20 .49% , 6/28/25 2,046 2,085
APP-15705647.FP.FTS.B , 18 .74% , 6/30/25 4,090 4,153
APP-15754423.FP.FTS.B , 25 .49% , 7/04/25 3,735 3,807
APP-14867025.FP.FTS.B , 8 .24% , 7/06/25 . 5,708 5,738
APP-14907939.FP.FTS.B , 17 .49% , 7/07/25 8,751 996
APP-15017105.FP.FTS.B , 22 .49% , 7/11/25 1,067 1,064
APP-15043725.FP.FTS.B , 12 .74% , 7/15/25 3,624 3,647
APP-14887227.FP.FTS.B , 17 .49% , 7/15/25 3,305 3,337
APP-14866669.FP.FTS.B , 17 .49% , 7/17/25 3,838 3,885
APP-16047052.FP.FTS.B , 20 .74% , 7/17/25 12,487 12,656
APP-14854614.FP.FTS.B , 14 .99% , 7/21/25 4,543 4,584
APP-14909153.FP.FTS.B , 16 .74% , 7/21/25 8,862 8,980
APP-15015830.FP.FTS.B , 25 .49% , 7/22/25 3,035 3,097
APP-15036503.FP.FTS.B , 25 .49% , 7/22/25 4,309 4,398
APP-15038725.FP.FTS.B , 23 .49% , 7/24/25 3,398 3,474
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-17010427.FP.FTS.B , 8 .74% , 7/25/25 . $ 4,283 $ 4,319
APP-11741918.FP.FTS.B , 16 .49% , 7/25/25 1,710 1,721
APP-14192654.FP.FTS.B , 19 .49% , 7/25/25 1,926 1,938
APP-14867189.FP.FTS.B , 17 .49% , 7/26/25 4,338 4,397
APP-15050243.FP.FTS.B , 18 .99% , 7/26/25 2,864 2,904
APP-14134773.FP.FTS.B , 21 .99% , 7/27/25 3,121 3,191
APP-17491589.FP.FTS.B , 11 .49% , 8/03/25 6,975 6,998
APP-15593139.FP.FTS.B , 25 .49% , 8/04/25 4,945 4,983
APP-15739609.FP.FTS.B , 8 .74% , 8/07/25 . 8,122 8,167
APP-17496469.FP.FTS.B , 14 .99% , 8/10/25 4,991 5,020
APP-15537240.FP.FTS.B , 25 .49% , 8/12/25 4,282 4,343
APP-13337231.FP.FTS.B , 8 .99% , 8/15/25 . 4,787 4,820
APP-10173660.FP.FTS.B , 14 .49% , 8/19/25 13,973 14,147
APP-15744848.FP.FTS.B , 25 .49% , 8/20/25 6,436 607
APP-14371156.FP.FTS.B , 20 .49% , 8/22/25 2,573 2,620
APP-15524582.FP.FTS.B , 10 .49% , 8/25/25 4,267 4,303
APP-15032228.FP.FTS.B , 23 .49% , 9/12/25 3,879 3,915
APP-15033224.FP.FTS.B , 25 .49% , 9/12/25 3,378 3,419
APP-16638019.FP.FTS.B , 15 .24% , 9/13/25 4,517 4,552
APP-16609197.FP.FTS.B , 12 .99% , 9/15/25 1,641 1,643
APP-17493794.FP.FTS.B , 19 .99% , 9/15/25 5,151 511
APP-16928712.FP.FTS.B , 17 .99% , 9/17/25 5,310 5,377
APP-16931630.FP.FTS.B , 17 .99% , 9/17/25 7,348 7,428
APP-17510658.FP.FTS.B , 16 .24% , 9/18/25 4,242 4,267
APP-17058236.FP.FTS.B , 9 .74% , 9/19/25 . 4,982 5,020
APP-15705051.FP.FTS.B , 11 .74% , 9/21/25 14,170 14,285
APP-13608599.FP.FTS.B , 11 .49% , 9/23/25 10,522 10,613
APP-15010755.FP.FTS.B , 25 .49% , 9/23/25 9,031 9,190
APP-16554677.FP.FTS.B , 13 .24% , 9/25/25 12,941 13,067
APP-16899367.FP.FTS.B , 25 .49% , 10/04/25 3,779 3,850
APP-16062858.FP.FTS.B , 23 .99% , 10/14/25 1,116 1,121
APP-11672772.FP.FTS.B , 13 .99% , 12/01/25 10,163 10,294
APP-16065337.FP.FTS.B , 23 .49% , 12/14/25 1,994 2,000
APP-11733135.FP.FTS.B , 20 .99% , 12/22/25 3,810 3,969
APP-11461331.FP.FTS.B , 8 .99% , 12/25/25 10,131 10,256
APP-14959860.FP.FTS.B , 19 .74% , 1/03/26 8,135 8,129
APP-11727451.FP.FTS.B , 19 .49% , 2/01/26 3,251 3,344
APP-11740312.FP.FTS.B , 20 .49% , 2/03/26 7,956 8,307
APP-12270370.FP.FTS.B , 8 .99% , 2/04/26 . 18,664 18,887
APP-11750555.FP.FTS.B , 19 .49% , 2/06/26 4,061 4,214
APP-11872702.FP.FTS.B , 7 .99% , 2/20/26 . 7,924 8,027
APP-12409087.FP.FTS.B , 7 .99% , 3/08/26 . 9,232 9,344
APP-12287223.FP.FTS.B , 19 .99% , 3/08/26 7,168 7,457
APP-12410099.FP.FTS.B , 10 .24% , 3/15/26 6,308 6,392
APP-12417109.FP.FTS.B , 15 .49% , 3/21/26 3,838 3,907
APP-13754165.FP.FTS.B , 8 .34% , 5/16/26 . 14,035 14,217
APP-12270410.FP.FTS.B , 8 .34% , 5/20/26 . 11,067 11,243
APP-12032996.FP.FTS.B , 12 .34% , 5/22/26 5,271 5,359
APP-13485505.FP.FTS.B , 15 .74% , 5/22/26 14,166 14,606
APP-13826786.FP.FTS.B , 16 .49% , 6/03/26 2,221 2,230
APP-13823472.FP.FTS.B , 17 .24% , 6/03/26 18,584 19,128
APP-14175261.FP.FTS.B , 20 .49% , 6/05/26 15,637 16,370
APP-14058279.FP.FTS.B , 21 .74% , 6/10/26 11,578 2,410
APP-14338698.FP.FTS.B , 14 .74% , 6/13/26 23,346 7,429
APP-14174847.FP.FTS.B , 16 .49% , 6/15/26 3,649 3,664
APP-14057971.FP.FTS.B , 17 .99% , 6/15/26 7,396 7,704
APP-14185776.FP.FTS.B , 18 .49% , 6/16/26 6,726 6,948
APP-14181485.FP.FTS.B , 11 .34% , 6/17/26 22,778 23,122

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14057334.FP.FTS.B , 17 .49% , 6/18/26 $ 11,226 $ 11,605
APP-14192027.FP.FTS.B , 9 .84% , 6/19/26 . 13,464 13,670
APP-07740556.FP.FTS.B , 12 .59% , 6/19/26 11,514 11,712
APP-13963648.FP.FTS.B , 17 .24% , 6/19/26 15,823 16,365
APP-14193365.FP.FTS.B , 21 .49% , 6/20/26 9,253 9,723
APP-15602395.FP.FTS.B , 17 .24% , 6/24/26 11,050 11,424
APP-14329001.FP.FTS.B , 23 .49% , 6/24/26 3,926 4,120
APP-14280430.FP.FTS.B , 20 .49% , 6/25/26 9,490 9,918
APP-14214629.FP.FTS.B , 10 .34% , 6/26/26 12,263 12,447
APP-15479960.FP.FTS.B , 24 .74% , 6/29/26 5,559 5,831
APP-14153218.FP.FTS.B , 17 .99% , 7/01/26 14,823 15,199
APP-14548332.FP.FTS.B , 16 .49% , 7/05/26 13,463 7,810
APP-15676938.FP.FTS.B , 14 .49% , 7/06/26 5,089 5,155
APP-14689091.FP.FTS.B , 17 .49% , 7/09/26 1,037 1,036
APP-16070360.FP.FTS.B , 20 .74% , 7/10/26 22,656 23,332
APP-15869429.FP.FTS.B , 21 .99% , 7/10/26 4,881 5,080
APP-15054747.FP.FTS.B , 21 .49% , 7/12/26 13,717 14,281
APP-16085008.FP.FTS.B , 18 .49% , 7/14/26 10,054 10,316
APP-14058114.FP.FTS.B , 16 .99% , 7/15/26 9,755 9,938
APP-14920803.FP.FTS.B , 16 .99% , 7/15/26 7,885 8,035
APP-14865932.FP.FTS.B , 17 .49% , 7/15/26 13,705 14,195
APP-14882473.FP.FTS.B , 12 .99% , 7/17/26 19,911 20,218
APP-14688569.FP.FTS.B , 17 .74% , 7/17/26 18,258 18,848
APP-14688717.FP.FTS.B , 10 .99% , 7/18/26 6,039 6,131
APP-14870900.FP.FTS.B , 17 .49% , 7/19/26 10,082 10,289
APP-14905708.FP.FTS.B , 16 .99% , 7/20/26 6,361 6,493
APP-14820629.FP.FTS.B , 17 .24% , 7/20/26 20,410 21,317
APP-14865904.FP.FTS.B , 15 .74% , 7/23/26 20,072 20,504
APP-14980679.FP.FTS.B , 17 .99% , 7/23/26 1,987 1,997
APP-14964964.FP.FTS.B , 18 .99% , 7/23/26 13,404 14,074
APP-13767438.FP.FTS.B , 10 .74% , 7/25/26 16,095 16,351
APP-15048537.FP.FTS.B , 20 .99% , 7/25/26 13,263 13,926
APP-16811535.FP.FTS.B , 21 .74% , 8/03/26 22,586 23,415
APP-17117415.FP.FTS.B , 11 .24% , 8/06/26 15,057 15,259
APP-15589148.FP.FTS.B , 14 .49% , 8/08/26 5,667 3,102
APP-10219598.FP.FTS.B , 15 .49% , 8/11/26 7,285 7,509
APP-16036383.FP.FTS.B , 20 .24% , 8/13/26 6,442 6,626
APP-15327014.FP.FTS.B , 9 .24% , 8/14/26 . 16,655 16,922
APP-15585646.FP.FTS.B , 9 .49% , 8/14/26 . 6,733 6,835
APP-15594751.FP.FTS.B , 10 .74% , 8/14/26 15,664 15,905
APP-15585110.FP.FTS.B , 11 .49% , 8/14/26 8,461 8,580
APP-15449600.FP.FTS.B , 20 .74% , 8/15/26 13,517 13,995
APP-15763520.FP.FTS.B , 20 .74% , 8/15/26 11,303 11,602
APP-11443413.FP.FTS.B , 10 .59% , 8/17/26 18,556 18,853
APP-14176550.FP.FTS.B , 10 .34% , 8/18/26 14,854 15,079
APP-13768424.FP.FTS.B , 17 .49% , 8/19/26 14,050 14,498
APP-10235724.FP.FTS.B , 15 .49% , 8/20/26 6,528 6,553
APP-15493477.FP.FTS.B , 16 .74% , 8/20/26 10,024 10,233
APP-15747887.FP.FTS.B , 18 .74% , 8/20/26 1,695 1,702
APP-15743821.FP.FTS.B , 26 .49% , 8/20/26 6,430 6,764
APP-15757972.FP.FTS.B , 18 .24% , 8/21/26 8,354 8,534
APP-15750146.FP.FTS.B , 19 .24% , 8/21/26 6,528 6,729
APP-15467456.FP.FTS.B , 26 .49% , 8/21/26 6,190 6,495
APP-11934555.FP.FTS.B , 19 .49% , 8/22/26 9,670 3,240
APP-12414817.FP.FTS.B , 15 .24% , 8/26/26 10,090 10,256
APP-12674952.FP.FTS.B , 15 .24% , 8/26/26 8,427 8,526
APP-16078255.FP.FTS.B , 19 .24% , 8/26/26 14,390 14,848
APP-16947974.FP.FTS.B , 13 .24% , 9/06/26 9,409 9,648
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-17143594.FP.FTS.B , 9 .99% , 9/07/26 . $ 8,011 $ 8,130
APP-16728029.FP.FTS.B , 26 .49% , 9/09/26 4,756 4,952
APP-14522661.FP.FTS.B , 15 .99% , 9/10/26 14,867 15,130
APP-17115080.FP.FTS.B , 15 .24% , 9/13/26 5,966 6,045
APP-16050065.FP.FTS.B , 23 .99% , 9/14/26 5,438 580
APP-14921360.FP.FTS.B , 16 .99% , 9/15/26 8,155 8,307
APP-16681815.FP.FTS.B , 8 .24% , 9/16/26 . 13,197 13,390
APP-16640720.FP.FTS.B , 9 .99% , 9/18/26 . 25,573 25,960
APP-16637870.FP.FTS.B , 12 .49% , 9/18/26 8,434 8,574
APP-17100593.FP.FTS.B , 9 .49% , 9/20/26 . 10,128 10,284
APP-17124398.FP.FTS.B , 9 .74% , 9/20/26 . 25,522 25,947
APP-17439783.FP.FTS.B , 10 .74% , 9/25/26 3,088 3,138
APP-17331723.FP.FTS.B , 16 .99% , 9/25/26 11,385 11,599
APP-17156366.FP.FTS.B , 11 .24% , 10/07/26 11,551 11,687
APP-14329008.FP.FTS.B , 19 .49% , 10/17/26 15,829 16,339
APP-15951898.FP.FTS.B , 16 .49% , 10/28/26 17,904 18,228
APP-11742538.FP.FTS.B , 16 .49% , 12/15/26 13,760 14,036
APP-11741994.FP.FTS.B , 18 .99% , 12/16/26 9,238 9,580
APP-11695022.FP.FTS.B , 16 .49% , 12/17/26 12,377 12,630
APP-11737893.FP.FTS.B , 25 .49% , 12/18/26 6,301 6,620
APP-11743333.FP.FTS.B , 16 .49% , 12/19/26 8,308 8,482
APP-11694428.FP.FTS.B , 14 .49% , 12/22/26 2,080 2,093
APP-11739845.FP.FTS.B , 19 .99% , 12/22/26 7,450 7,831
APP-11751120.FP.FTS.B , 8 .99% , 12/23/26 19,402 19,737
APP-11694004.FP.FTS.B , 11 .74% , 12/23/26 24,952 25,380
APP-11708423.FP.FTS.B , 20 .99% , 12/23/26 20,217 21,089
APP-11743539.FP.FTS.B , 21 .74% , 12/23/26 12,670 13,252
APP-11752109.FP.FTS.B , 22 .49% , 12/23/26 7,342 1,109
APP-10229823.FP.FTS.B , 25 .49% , 12/26/26 5,804 6,112
APP-11890774.FP.FTS.B , 8 .99% , 1/06/27 . 20,171 20,478
APP-11920032.FP.FTS.B , 19 .99% , 1/07/27 16,158 1,839
APP-11939491.FP.FTS.B , 15 .49% , 1/08/27 8,429 8,693
APP-11795112.FP.FTS.B , 19 .99% , 1/08/27 2,772 2,780
APP-11603796.FP.FTS.B , 20 .99% , 1/15/27 8,636 9,113
APP-11749683.FP.FTS.B , 16 .74% , 1/25/27 13,834 14,259
APP-12268807.FP.FTS.B , 10 .99% , 2/01/27 14,215 14,419
APP-11022562.FP.FTS.B , 11 .74% , 2/01/27 4,232 4,275
APP-12396734.FP.FTS.B , 11 .74% , 2/03/27 26,860 27,256
APP-11712261.FP.FTS.B , 18 .49% , 2/03/27 8,404 8,675
APP-11745377.FP.FTS.B , 21 .49% , 2/04/27 9,364 9,770
APP-11742593.FP.FTS.B , 17 .99% , 2/05/27 2,702 2,725
APP-11703116.FP.FTS.B , 19 .49% , 2/05/27 6,968 7,228
APP-12293217.FP.FTS.B , 17 .49% , 2/15/27 14,373 14,823
APP-11922307.FP.FTS.B , 20 .49% , 2/15/27 6,680 7,001
APP-11904406.FP.FTS.B , 11 .24% , 2/19/27 9,991 10,166
APP-11942494.FP.FTS.B , 18 .99% , 2/19/27 10,869 11,279
APP-11940530.FP.FTS.B , 13 .49% , 2/20/27 9,991 10,190
APP-11944817.FP.FTS.B , 20 .49% , 2/20/27 909 908
APP-11939575.FP.FTS.B , 22 .49% , 2/21/27 4,698 4,880
APP-11927887.FP.FTS.B , 9 .24% , 2/22/27 . 5,869 5,965
APP-11861145.FP.FTS.B , 13 .24% , 2/22/27 11,099 11,297
APP-11941579.FP.FTS.B , 16 .49% , 2/22/27 11,050 11,272
APP-11612708.FP.FTS.B , 22 .99% , 3/04/27 10,214 10,694
APP-12361627.FP.FTS.B , 8 .99% , 3/07/27 . 13,046 13,253
APP-12389833.FP.FTS.B , 16 .49% , 3/07/27 6,809 7,039
APP-12410874.FP.FTS.B , 10 .99% , 3/08/27 13,369 13,576
APP-12032886.FP.FTS.B , 16 .99% , 3/16/27 6,152 6,355
APP-12384050.FP.FTS.B , 13 .74% , 3/17/27 16,076 4,775

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12408565.FP.FTS.B , 17 .99% , 3/19/27 $ 13,556 $ 14,114
APP-12270281.FP.FTS.B , 10 .99% , 3/20/27 10,961 11,161
APP-12402081.FP.FTS.B , 18 .49% , 3/21/27 16,910 17,712
APP-11940575.FP.FTS.B , 25 .49% , 3/21/27 5,473 5,764
APP-12412441.FP.FTS.B , 11 .24% , 3/22/27 21,683 22,130
APP-11877626.FP.FTS.B , 13 .59% , 4/14/27 23,347 23,785
APP-13682302.FP.FTS.B , 18 .49% , 4/15/27 6,278 6,501
APP-13744711.FP.FTS.B , 26 .49% , 4/15/27 5,501 5,746
APP-12119826.FP.FTS.B , 12 .09% , 4/16/27 28,532 28,979
APP-13767273.FP.FTS.B , 11 .59% , 4/18/27 9,435 9,593
APP-13929153.FP.FTS.B , 9 .59% , 4/20/27 . 7,619 7,749
APP-11872292.FP.FTS.B , 19 .99% , 4/22/27 8,978 9,368
APP-14057284.FP.FTS.B , 13 .59% , 4/23/27 22,765 23,173
APP-14099769.FP.FTS.B , 20 .49% , 4/30/27 12,392 13,031
APP-14199304.FP.FTS.B , 13 .59% , 5/01/27 20,934 21,277
APP-14146465.FP.FTS.B , 17 .99% , 5/01/27 1,036 202
APP-14187476.FP.FTS.B , 17 .99% , 5/01/27 16,637 17,091
APP-14087177.FP.FTS.B , 18 .99% , 5/02/27 10,491 10,854
APP-14289803.FP.FTS.B , 22 .49% , 5/02/27 6,105 6,293
APP-14041540.FP.FTS.B , 11 .59% , 5/03/27 12,373 12,587
APP-14263477.FP.FTS.B , 21 .99% , 5/10/27 5,303 5,337
APP-13720484.FP.FTS.B , 11 .34% , 5/15/27 22,820 23,200
APP-14330285.FP.FTS.B , 11 .74% , 5/15/27 6,829 6,868
APP-13483981.FP.FTS.B , 16 .99% , 5/15/27 7,706 7,977
APP-13485148.FP.FTS.B , 18 .49% , 5/15/27 18,231 18,964
APP-13725984.FP.FTS.B , 13 .59% , 5/17/27 17,864 18,203
APP-13302047.FP.FTS.B , 13 .74% , 5/17/27 6,270 6,378
APP-12287013.FP.FTS.B , 18 .24% , 5/18/27 15,638 16,091
APP-13849753.FP.FTS.B , 9 .34% , 5/20/27 . 17,902 18,212
APP-13800465.FP.FTS.B , 18 .49% , 5/20/27 7,362 7,689
APP-13529032.FP.FTS.B , 18 .74% , 5/20/27 21,918 22,756
APP-13705972.FP.FTS.B , 26 .49% , 5/20/27 6,900 7,198
APP-13542298.FP.FTS.B , 11 .34% , 5/21/27 14,769 15,062
APP-13811007.FP.FTS.B , 11 .34% , 5/21/27 15,022 15,285
APP-13848454.FP.FTS.B , 16 .09% , 5/21/27 6,859 6,992
APP-13767415.FP.FTS.B , 19 .49% , 5/21/27 11,481 11,900
APP-13826410.FP.FTS.B , 20 .49% , 5/21/27 13,101 13,693
APP-13838022.FP.FTS.B , 22 .49% , 5/21/27 5,102 5,305
APP-13840262.FP.FTS.B , 23 .49% , 5/21/27 8,834 979
APP-13417402.FP.FTS.B , 17 .99% , 5/26/27 9,176 9,628
APP-13628676.FP.FTS.B , 16 .99% , 5/27/27 7,658 7,856
APP-13485109.FP.FTS.B , 20 .49% , 5/27/27 7,656 8,040
APP-13724215.FP.FTS.B , 10 .09% , 5/28/27 27,094 27,626
APP-13751462.FP.FTS.B , 11 .59% , 5/28/27 21,861 22,338
APP-13899643.FP.FTS.B , 12 .09% , 5/28/27 29,562 30,070
APP-13574037.FP.FTS.B , 15 .24% , 5/28/27 28,232 28,937
APP-13628755.FP.FTS.B , 19 .49% , 5/28/27 6,653 6,910
APP-13521024.FP.FTS.B , 20 .99% , 5/28/27 10,280 10,804
APP-13696300.FP.FTS.B , 13 .84% , 5/29/27 8,896 9,099
APP-13932583.FP.FTS.B , 15 .49% , 5/30/27 991 994
APP-13836108.FP.FTS.B , 13 .59% , 5/31/27 23,572 24,113
APP-13852222.FP.FTS.B , 26 .49% , 5/31/27 5,408 5,599
APP-14965459.FP.FTS.B , 17 .24% , 6/01/27 18,969 19,295
APP-13623936.FP.FTS.B , 9 .34% , 6/03/27 . 23,157 23,544
APP-13816811.FP.FTS.B , 18 .99% , 6/03/27 13,777 2,695
APP-13628843.FP.FTS.B , 16 .99% , 6/04/27 7,915 8,061
APP-14688354.FP.FTS.B , 17 .49% , 6/04/27 16,414 16,703
APP-14190918.FP.FTS.B , 9 .59% , 6/06/27 . 2,841 2,850
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14191584.FP.FTS.B , 11 .34% , 6/06/27 $ 22,016 $ 22,404
APP-14200239.FP.FTS.B , 11 .34% , 6/06/27 23,124 23,498
APP-14177752.FP.FTS.B , 11 .59% , 6/06/27 15,246 15,507
APP-14165096.FP.FTS.B , 14 .74% , 6/06/27 18,391 18,776
APP-14192451.FP.FTS.B , 17 .99% , 6/06/27 18,492 19,002
APP-14083608.FP.FTS.B , 20 .49% , 6/06/27 6,197 6,286
APP-13961157.FP.FTS.B , 12 .09% , 6/07/27 29,079 29,536
APP-14225512.FP.FTS.B , 20 .49% , 6/07/27 6,404 6,585
APP-14212766.FP.FTS.B , 26 .49% , 6/07/27 1,440 1,430
APP-13914635.FP.FTS.B , 20 .99% , 6/10/27 13,016 13,535
APP-14179267.FP.FTS.B , 17 .24% , 6/11/27 30,211 30,805
APP-14324970.FP.FTS.B , 24 .74% , 6/12/27 9,453 9,910
APP-14189919.FP.FTS.B , 20 .49% , 6/13/27 10,242 10,660
APP-14176860.FP.FTS.B , 20 .24% , 6/15/27 19,439 20,176
APP-14227617.FP.FTS.B , 20 .99% , 6/15/27 6,471 6,736
APP-14219059.FP.FTS.B , 11 .34% , 6/16/27 11,153 11,340
APP-15597460.FP.FTS.B , 16 .49% , 6/16/27 19,740 20,103
APP-14301553.FP.FTS.B , 22 .49% , 6/16/27 11,659 12,141
APP-14151947.FP.FTS.B , 10 .84% , 6/17/27 20,028 2,161
APP-14138938.FP.FTS.B , 11 .59% , 6/17/27 9,933 10,116
APP-14188906.FP.FTS.B , 16 .99% , 6/17/27 12,571 12,865
APP-14200894.FP.FTS.B , 23 .49% , 6/17/27 9,056 9,484
APP-14243912.FP.FTS.B , 26 .49% , 6/17/27 5,802 6,060
APP-14057201.FP.FTS.B , 15 .99% , 6/18/27 7,493 7,744
APP-14108165.FP.FTS.B , 20 .49% , 6/18/27 11,874 12,324
APP-14066107.FP.FTS.B , 9 .34% , 6/19/27 . 23,158 23,587
APP-13484916.FP.FTS.B , 14 .99% , 6/19/27 13,084 13,385
APP-14165192.FP.FTS.B , 17 .99% , 6/19/27 11,268 11,612
APP-14025039.FP.FTS.B , 20 .49% , 6/19/27 8,326 8,683
APP-14194801.FP.FTS.B , 11 .34% , 6/20/27 11,854 12,082
APP-14202174.FP.FTS.B , 11 .59% , 6/20/27 7,727 7,876
APP-14202404.FP.FTS.B , 12 .09% , 6/20/27 29,886 30,467
APP-14077334.FP.FTS.B , 13 .59% , 6/20/27 16,081 16,369
APP-14188625.FP.FTS.B , 13 .59% , 6/20/27 12,126 12,373
APP-14057492.FP.FTS.B , 16 .99% , 6/20/27 10,378 931
APP-14194952.FP.FTS.B , 17 .99% , 6/20/27 12,732 13,175
APP-14221223.FP.FTS.B , 19 .24% , 6/20/27 11,522 11,604
APP-14172834.FP.FTS.B , 20 .99% , 6/20/27 8,388 846
APP-14159440.FP.FTS.B , 21 .99% , 6/20/27 4,702 4,763
APP-14199815.FP.FTS.B , 22 .49% , 6/20/27 7,453 7,740
APP-08640096.FP.FTS.B , 11 .34% , 6/21/27 16,595 16,906
APP-11743712.FP.FTS.B , 21 .49% , 6/22/27 10,042 10,498
APP-14278564.FP.FTS.B , 20 .49% , 6/24/27 3,534 3,580
APP-14292674.FP.FTS.B , 21 .99% , 6/25/27 11,405 11,997
APP-14215379.FP.FTS.B , 17 .49% , 6/26/27 11,331 11,620
APP-13787332.FP.FTS.B , 11 .34% , 6/27/27 14,061 14,327
APP-14341730.FP.FTS.B , 20 .99% , 6/27/27 9,532 9,999
APP-13695730.FP.FTS.B , 26 .49% , 6/28/27 5,099 5,369
APP-14195378.FP.FTS.B , 19 .49% , 6/30/27 17,929 18,590
APP-15748724.FP.FTS.B , 12 .49% , 7/01/27 14,962 15,203
APP-15753390.FP.FTS.B , 26 .99% , 7/01/27 7,196 7,508
APP-15425472.FP.FTS.B , 18 .99% , 7/02/27 22,264 6,945
APP-15718781.FP.FTS.B , 26 .74% , 7/03/27 262 258
APP-15653357.FP.FTS.B , 21 .24% , 7/04/27 5,390 5,532
APP-14883847.FP.FTS.B , 17 .24% , 7/06/27 4,779 4,862
APP-14197811.FP.FTS.B , 20 .49% , 7/06/27 5,852 5,880
APP-15556990.FP.FTS.B , 21 .24% , 7/06/27 6,754 6,924
APP-14902078.FP.FTS.B , 11 .74% , 7/07/27 15,082 15,328

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14904704.FP.FTS.B , 13 .99% , 7/07/27 $ 23,515 $ 23,914
APP-14143499.FP.FTS.B , 17 .24% , 7/07/27 21,669 22,284
APP-14923950.FP.FTS.B , 13 .74% , 7/08/27 7,994 8,138
APP-14917832.FP.FTS.B , 16 .49% , 7/08/27 1,472 1,467
APP-15007157.FP.FTS.B , 20 .99% , 7/11/27 8,252 2,721
APP-14868239.FP.FTS.B , 11 .99% , 7/12/27 7,387 7,514
APP-14709072.FP.FTS.B , 17 .49% , 7/12/27 13,621 13,943
APP-15042638.FP.FTS.B , 26 .99% , 7/12/27 6,942 7,204
APP-14930206.FP.FTS.B , 14 .49% , 7/14/27 7,110 7,238
APP-14689546.FP.FTS.B , 11 .74% , 7/15/27 16,868 17,152
APP-14818480.FP.FTS.B , 11 .74% , 7/15/27 24,236 24,664
APP-14821859.FP.FTS.B , 11 .74% , 7/15/27 11,955 12,152
APP-14914496.FP.FTS.B , 11 .74% , 7/15/27 24,351 24,784
APP-13767685.FP.FTS.B , 11 .99% , 7/15/27 2,781 2,787
APP-15137192.FP.FTS.B , 11 .99% , 7/15/27 10,682 10,861
APP-15039028.FP.FTS.B , 22 .99% , 7/16/27 5,389 5,573
APP-14843307.FP.FTS.B , 11 .99% , 7/17/27 8,967 9,133
APP-14882502.FP.FTS.B , 11 .74% , 7/19/27 14,651 14,927
APP-14811744.FP.FTS.B , 13 .99% , 7/19/27 21,881 22,335
APP-14688586.FP.FTS.B , 17 .49% , 7/19/27 17,426 17,838
APP-14191093.FP.FTS.B , 18 .99% , 7/19/27 14,064 4,487
APP-14174912.FP.FTS.B , 22 .99% , 7/19/27 21,287 22,346
APP-14160424.FP.FTS.B , 23 .99% , 7/19/27 11,726 12,336
APP-13547748.FP.FTS.B , 12 .09% , 7/20/27 31,652 32,272
APP-14766983.FP.FTS.B , 13 .99% , 7/20/27 25,026 25,554
APP-14902830.FP.FTS.B , 16 .24% , 7/20/27 25,615 26,454
APP-15056862.FP.FTS.B , 22 .99% , 7/20/27 13,557 14,140
APP-14865961.FP.FTS.B , 11 .74% , 7/21/27 21,885 22,308
APP-14937680.FP.FTS.B , 11 .99% , 7/21/27 9,299 9,450
APP-14938376.FP.FTS.B , 11 .99% , 7/21/27 9,196 9,375
APP-14881643.FP.FTS.B , 17 .49% , 7/21/27 14,089 14,433
APP-14877061.FP.FTS.B , 9 .99% , 7/22/27 . 9,895 10,083
APP-14728435.FP.FTS.B , 11 .99% , 7/22/27 7,974 8,131
APP-15030718.FP.FTS.B , 18 .24% , 7/22/27 26,276 27,129
APP-14529813.FP.FTS.B , 18 .24% , 7/23/27 24,858 25,723
APP-14314279.FP.FTS.B , 23 .49% , 7/25/27 5,183 5,414
APP-14335800.FP.FTS.B , 19 .99% , 7/27/27 9,795 10,179
APP-15053109.FP.FTS.B , 11 .74% , 7/29/27 12,225 12,476
APP-16318783.FP.FTS.B , 18 .99% , 7/30/27 8,628 8,806
APP-15576948.FP.FTS.B , 12 .24% , 8/01/27 21,874 22,206
APP-16690743.FP.FTS.B , 18 .49% , 8/01/27 5,388 5,474
APP-15361603.FP.FTS.B , 19 .74% , 8/01/27 12,273 12,585
APP-15584134.FP.FTS.B , 12 .99% , 8/03/27 16,577 16,856
APP-16724945.FP.FTS.B , 13 .99% , 8/03/27 15,300 15,357
APP-16827842.FP.FTS.B , 16 .24% , 8/03/27 15,875 16,123
APP-16934495.FP.FTS.B , 13 .99% , 8/05/27 10,257 10,523
APP-17031491.FP.FTS.B , 13 .99% , 8/05/27 32,671 33,216
APP-17272402.FP.FTS.B , 21 .24% , 8/05/27 21,820 22,412
APP-15713621.FP.FTS.B , 12 .49% , 8/06/27 10,785 10,952
APP-15751991.FP.FTS.B , 12 .49% , 8/07/27 9,663 9,816
APP-14911217.FP.FTS.B , 13 .99% , 8/07/27 15,585 15,879
APP-15045243.FP.FTS.B , 21 .49% , 8/10/27 13,200 13,631
APP-17457181.FP.FTS.B , 16 .24% , 8/12/27 6,613 6,714
APP-15558741.FP.FTS.B , 19 .49% , 8/12/27 26,970 15,413
APP-15437840.FP.FTS.B , 20 .24% , 8/13/27 10,753 11,165
APP-16055829.FP.FTS.B , 12 .99% , 8/14/27 7,548 7,699
APP-15595170.FP.FTS.B , 15 .24% , 8/14/27 33,807 17,869
APP-15805332.FP.FTS.B , 18 .74% , 8/14/27 18,731 3,648
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-16079598.FP.FTS.B , 20 .49% , 8/14/27 $ 13,453 $ 13,830
APP-15638158.FP.FTS.B , 21 .24% , 8/14/27 6,564 6,753
APP-15526033.FP.FTS.B , 21 .74% , 8/14/27 14,459 14,933
APP-14058523.FP.FTS.B , 21 .99% , 8/14/27 22,769 23,576
APP-15802156.FP.FTS.B , 22 .24% , 8/14/27 10,164 10,524
APP-15578534.FP.FTS.B , 11 .74% , 8/15/27 21,397 2,248
APP-15398960.FP.FTS.B , 12 .99% , 8/15/27 27,234 27,757
APP-15709743.FP.FTS.B , 14 .49% , 8/15/27 25,690 26,194
APP-15299307.FP.FTS.B , 14 .99% , 8/15/27 19,202 19,605
APP-11750409.FP.FTS.B , 17 .99% , 8/15/27 11,947 12,378
APP-15544956.FP.FTS.B , 18 .74% , 8/15/27 10,433 10,681
APP-15574568.FP.FTS.B , 20 .24% , 8/15/27 21,999 2,344
APP-15702332.FP.FTS.B , 20 .24% , 8/15/27 6,776 6,927
APP-15585228.FP.FTS.B , 22 .24% , 8/15/27 8,057 3,486
APP-15600789.FP.FTS.B , 22 .24% , 8/15/27 5,203 5,376
APP-16074588.FP.FTS.B , 23 .49% , 8/15/27 10,297 10,711
APP-15763149.FP.FTS.B , 26 .99% , 8/15/27 7,468 7,780
APP-15868809.FP.FTS.B , 12 .99% , 8/16/27 23,251 4,252
APP-13337190.FP.FTS.B , 18 .99% , 8/16/27 9,723 9,923
APP-15602475.FP.FTS.B , 12 .49% , 8/19/27 11,195 11,409
APP-15591313.FP.FTS.B , 20 .74% , 8/19/27 9,657 9,954
APP-15601188.FP.FTS.B , 21 .24% , 8/19/27 33,100 34,125
APP-15697643.FP.FTS.B , 19 .24% , 8/20/27 13,555 14,000
APP-15811836.FP.FTS.B , 19 .74% , 8/20/27 16,873 17,406
APP-15741986.FP.FTS.B , 12 .49% , 8/21/27 19,856 20,274
APP-15602128.FP.FTS.B , 21 .74% , 8/21/27 9,279 9,640
APP-15663958.FP.FTS.B , 22 .24% , 8/21/27 9,739 10,087
APP-15745269.FP.FTS.B , 22 .24% , 8/21/27 10,781 11,200
APP-16024812.FP.FTS.B , 12 .99% , 8/22/27 7,594 7,748
APP-15006613.FP.FTS.B , 23 .49% , 8/25/27 2,240 2,235
APP-15635946.FP.FTS.B , 24 .74% , 8/25/27 12,725 1,380
APP-14178173.FP.FTS.B , 15 .24% , 8/26/27 13,956 14,264
APP-15871509.FP.FTS.B , 20 .49% , 8/26/27 12,356 12,817
APP-16063371.FP.FTS.B , 20 .99% , 8/26/27 17,035 17,590
APP-16071674.FP.FTS.B , 22 .49% , 8/26/27 7,300 7,558
APP-15043328.FP.FTS.B , 22 .74% , 8/26/27 9,216 9,654
APP-14920951.FP.FTS.B , 23 .49% , 8/26/27 5,322 5,568
APP-16053754.FP.FTS.B , 10 .99% , 8/27/27 20,430 20,835
APP-15234987.FP.FTS.B , 16 .74% , 8/27/27 19,281 19,763
APP-14346063.FP.FTS.B , 18 .49% , 8/27/27 17,525 18,096
APP-16061296.FP.FTS.B , 23 .49% , 8/27/27 9,836 10,249
APP-12674078.FP.FTS.B , 20 .24% , 8/28/27 20,843 21,593
APP-16019364.FP.FTS.B , 20 .99% , 8/28/27 19,840 20,558
APP-15594246.FP.FTS.B , 25 .49% , 8/30/27 19,081 20,002
APP-16813915.FP.FTS.B , 19 .99% , 9/04/27 13,714 13,956
APP-17103722.FP.FTS.B , 9 .74% , 9/06/27 . 3,124 3,174
APP-17244225.FP.FTS.B , 9 .49% , 9/09/27 . 13,137 13,345
APP-17250115.FP.FTS.B , 9 .74% , 9/09/27 . 4,692 4,766
APP-17398424.FP.FTS.B , 18 .24% , 9/12/27 6,651 6,816
APP-17433516.FP.FTS.B , 20 .49% , 9/12/27 17,102 17,558
APP-17430483.FP.FTS.B , 12 .99% , 9/13/27 16,966 17,238
APP-17450366.FP.FTS.B , 21 .24% , 9/13/27 8,174 8,407
APP-16817244.FP.FTS.B , 18 .24% , 9/14/27 34,084 34,831
APP-16652517.FP.FTS.B , 14 .24% , 9/15/27 12,040 12,247
APP-16847088.FP.FTS.B , 18 .24% , 9/15/27 6,823 7,035
APP-15593379.FP.FTS.B , 24 .74% , 9/15/27 5,780 5,995
APP-15584156.FP.FTS.B , 26 .99% , 9/15/27 2,691 2,695
APP-17507239.FP.FTS.B , 16 .24% , 9/16/27 2,750 2,752

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-16896117.FP.FTS.B , 23 .99% , 9/16/27 $ 2,248 $ 1,566
APP-16906029.FP.FTS.B , 17 .74% , 9/17/27 7,159 7,312
APP-16901085.FP.FTS.B , 22 .49% , 9/17/27 12,183 12,581
APP-16599721.FP.FTS.B , 13 .49% , 9/19/27 5,428 5,464
APP-16335329.FP.FTS.B , 11 .24% , 9/20/27 11,919 12,140
APP-14057681.FP.FTS.B , 11 .99% , 9/20/27 8,239 1,028
APP-17455190.FP.FTS.B , 12 .74% , 9/20/27 32,211 32,781
APP-15742698.FP.FTS.B , 20 .74% , 9/20/27 14,142 14,685
APP-15738048.FP.FTS.B , 24 .99% , 9/20/27 13,048 13,538
APP-15718443.FP.FTS.B , 26 .99% , 9/20/27 18,503 19,224
APP-17104731.FP.FTS.B , 13 .49% , 9/21/27 12,413 12,668
APP-15723564.FP.FTS.B , 26 .99% , 9/21/27 5,800 6,047
APP-15758289.FP.FTS.B , 26 .99% , 9/21/27 7,622 7,948
APP-17193229.FP.FTS.B , 11 .99% , 9/22/27 9,663 9,862
APP-17221012.FP.FTS.B , 15 .24% , 9/22/27 16,833 17,165
APP-13628761.FP.FTS.B , 20 .99% , 9/23/27 4,883 4,911
APP-15037668.FP.FTS.B , 26 .99% , 9/23/27 7,845 8,162
APP-17458369.FP.FTS.B , 14 .49% , 9/25/27 6,137 6,254
APP-17450170.FP.FTS.B , 20 .24% , 9/25/27 30,970 31,956
APP-17493809.FP.FTS.B , 20 .49% , 9/25/27 12,337 12,619
APP-17329208.FP.FTS.B , 20 .99% , 9/25/27 12,038 12,429
APP-17418426.FP.FTS.B , 18 .99% , 9/26/27 17,006 17,549
APP-17489430.FP.FTS.B , 8 .49% , 9/27/27 . 16,353 16,660
APP-15069494.FP.FTS.B , 11 .99% , 9/27/27 10,762 3,144
APP-17422584.FP.FTS.B , 18 .49% , 10/12/27 14,644 14,955
APP-15684113.FP.FTS.B , 20 .74% , 10/18/27 17,643 1,854
APP-15589159.FP.FTS.B , 26 .74% , 10/22/27 11,765 12,260
APP-16893024.FP.FTS.B , 19 .99% , 11/11/27 12,320 6,516
APP-15307313.FP.FTS.B , 22 .24% , 11/12/27 12,346 12,629
APP-15040717.FP.FTS.B , 20 .99% , 11/15/27 7,172 7,279
APP-14122876.FP.FTS.B , 23 .49% , 11/20/27 26,427 27,293
APP-15757316.FP.FTS.B , 24 .99% , 11/24/27 16,517 16,991
APP-14840263.FP.FTS.B , 17 .49% , 12/08/27 17,471 11,005
5,281,718
LendingClub Corp.
162767538.LC.FTS.B , 12 .4% , 12/04/24 ... 663 662
162981224.LC.FTS.B , 20 .55% , 12/10/24 .. 731 733
163112532.LC.FTS.B , 14 .3% , 12/16/24 ... 783 783
163046946.LC.FTS.B , 15 .24% , 12/16/24 .. 938 940
163060788.LC.FTS.B , 13 .08% , 12/17/24 .. 940 937
164731071.LC.FTS.B , 18 .62% , 1/13/25 ... 749 752
165397300.LC.FTS.B , 14 .3% , 1/22/25 ... 728 730
165808132.LC.FTS.B , 20 .55% , 1/29/25 ... 101 101
165938778.LC.FTS.B , 20 .55% , 2/03/25 ... 1,232 1,234
165780834.LC.FTS.B , 13 .08% , 2/05/25 ... 1,275 1,266
166781902.LC.FTS.B , 13 .08% , 2/18/25 ... 1,330 1,323
166943124.LC.FTS.B , 15 .24% , 2/20/25 ... 855 855
165810247.LC.FTS.B , 18 .62% , 2/24/25 ... 1,398 1,397
166773880.LC.FTS.B , 10 .33% , 2/28/25 ... 1,768 1,756
167785877.LC.FTS.B , 15 .24% , 3/04/25 ... 3,456 3,435
168256441.LC.FTS.B , 17 .74% , 3/13/25 ... 3,625 3,618
167908793.LC.FTS.B , 14 .3% , 3/16/25 ... 1,305 1,301
168305153.LC.FTS.B , Zero Cpn , 3/20/25 . 7,710 –
140103085.LC.FTS.B , Zero Cpn , 10/05/33 1,621 –
145998409.LC.FTS.B , 12 .98% , 1/14/34 ... 431 430
149957207.LC.FTS.B , 17 .19% , 4/09/34 ... 4,127 4,103
149399946.LC.FTS.B , 20% , 4/09/34 ..... 13,273 –
Description
Principal
Amount Value
LendingClub Corp. (continued)
148165215.LC.FTS.B , 15 .57% , 5/15/34 ... $ 4,666 $ –
155027113.LC.FTS.B , 17 .97% , 7/10/34 ... 1,540 1,540
158914371.LC.FTS.B , 16 .12% , 9/20/34 ... 2,764 2,766
161573592.LC.FTS.B , 12 .4% , 11/01/34 ... 403 402
154797502.LC.FTS.B , 16 .12% , 11/09/34 .. 306 306
161593900.LC.FTS.B , 13 .08% , 11/12/34 .. 830 –
161740410.LC.FTS.B , 17 .74% , 11/14/34 .. 490 490
158052058.LC.FTS.B , 14 .3% , 11/18/34 ... 757 756
162054102.LC.FTS.B , 14 .3% , 11/18/34 ... 1,179 1,179
162085568.LC.FTS.B , 16 .95% , 11/19/34 .. 491 491
154841821.LC.FTS.B , 16 .12% , 11/22/34 .. 728 730
162329802.LC.FTS.B , 20 .55% , 11/26/34 .. 394 397
35,413
LendingClub Corp. - LCX
165130966.LC.FTS.B , 20 .55% , 1/21/25 ... 388 391
165148027.LC.FTS.B , 20 .55% , 1/21/25 ... 1,543 1,556
165276233.LC.FTS.B , 20 .55% , 1/21/25 ... 1,637 1,646
164300242.LC.FTS.B , 16 .12% , 1/31/25 ... 3,490 3,480
165905919.LC.FTS.B , 16 .12% , 2/03/25 ... 2,590 2,583
166100453.LC.FTS.B , 14 .3% , 2/05/25 ... 3,638 3,631
167192844.LC.FTS.B , 23 .05% , 2/24/25 ... 2,571 2,573
167466474.LC.FTS.B , 11 .02% , 2/27/25 ... 1,956 1,924
163582275.LC.FTS.B , 16 .12% , 2/28/25 ... 3,283 3,172
168273324.LC.FTS.B , 18 .62% , 3/17/25 ... 1,959 1,941
164935272.LC.FTS.B , 20 .55% , 3/21/25 ... 6,622 6,669
168585809.LC.FTS.B , 15 .24% , 3/24/25 ... 1,223 1,203
167808300.LC.FTS.B , 13 .08% , 4/14/25 ... 1,712 1,661
155128973.LC.FTS.B , 15 .24% , 7/25/34 ... 9,943 7,839
154670467.LC.FTS.B , 16 .12% , 7/25/34 ... 1,465 1,468
155983239.LC.FTS.B , 14 .3% , 11/09/34 ... 9,667 9,552
158297432.LC.FTS.B , 15 .24% , 11/09/34 .. 1,465 1,467
52,756
LendingClub Corp. - LCX PM
188396824.LC.FTS.B , 23 .99% , 4/18/25 ... 4,805 –
187760587.LC.FTS.B , 15 .99% , 4/21/25 ... 2,618 2,616
188588570.LC.FTS.B , 16 .29% , 4/21/25 ... 909 906
188593902.LC.FTS.B , 21 .49% , 4/21/25 ... 4,279 4,327
188631141.LC.FTS.B , 18 .19% , 4/22/25 ... 8,256 8,258
188664382.LC.FTS.B , 21 .49% , 4/22/25 ... 2,264 2,286
188534183.LC.FTS.B , 22 .99% , 4/22/25 ... 769 782
188686293.LC.FTS.B , 23 .99% , 4/22/25 ... 4,587 55
188635054.LC.FTS.B , 16 .99% , 4/24/25 ... 2,060 2,058
188248955.LC.FTS.B , 10% , 10/27/25 .... 7,788 6,578
188123636.LC.FTS.B , 5% , 4/01/26 ...... 6,144 6,133
188053341.LC.FTS.B , 6% , 4/08/27 ...... 3,525 3,517
187991007.LC.FTS.B , 17 .19% , 4/08/27 ... 3,630 3,560
188072484.LC.FTS.B , 22 .49% , 4/08/27 ... 5,198 –
187514926.LC.FTS.B , 23 .49% , 4/11/27 ... 5,056 5,093
188256153.LC.FTS.B , 18 .99% , 4/12/27 ... 4,029 730
188268197.LC.FTS.B , Zero Cpn , 4/13/27 . 4,018 –
188277181.LC.FTS.B , 23 .49% , 4/13/27 ... 22,450 22,251
188110736.LC.FTS.B , 23 .99% , 4/13/27 ... 7,047 48
188308390.LC.FTS.B , 25 .99% , 4/14/27 ... 3,976 4,016
188316633.LC.FTS.B , 25 .99% , 4/14/27 ... 7,013 –
188225211.LC.FTS.B , 20 .99% , 4/18/27 ... 9,645 7,364
188142269.LC.FTS.B , 27 .79% , 4/18/27 ... 6,635 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
188575003.LC.FTS.B , 22 .49% , 4/20/27 ... $ 4,246 $ 4,269
188450442.LC.FTS.B , 15 .19% , 4/21/27 ... 16,610 15,771
188615522.LC.FTS.B , 16 .19% , 4/21/27 ... 9,587 9,379
188223031.LC.FTS.B , 18 .99% , 4/21/27 ... 21,774 2,012
188623242.LC.FTS.B , 19 .41% , 4/21/27 ... 13,078 –
188593509.LC.FTS.B , 19 .44% , 4/21/27 ... 4,451 4,453
188582913.LC.FTS.B , 20 .49% , 4/21/27 ... 15,550 1,461
188594404.LC.FTS.B , 20 .99% , 4/21/27 ... 19,547 15,452
188494026.LC.FTS.B , 21 .99% , 4/21/27 ... 13,007 –
188633218.LC.FTS.B , 28 .99% , 4/21/27 ... 8,061 8,255
188630360.LC.FTS.B , 20 .49% , 4/22/27 ... 13,735 13,703
188277503.LC.FTS.B , 23 .19% , 4/22/27 ... 6,443 6,427
188087453.LC.FTS.B , 23 .99% , 4/22/27 ... 5,769 75
187548960.LC.FTS.B , 20 .49% , 4/25/27 ... 11,545 11,033
187548690.LC.FTS.B , 23 .49% , 4/25/27 ... 9,571 9,649
188528665.LC.FTS.B , 23 .99% , 4/25/27 ... 4,559 4,551
188400206.LC.FTS.B , 23 .19% , 4/27/27 ... 9,342 176
188048788.LC.FTS.B , 25 .99% , 4/28/27 ... 16,309 16,303
187899660.LC.FTS.B , 23 .99% , 4/29/27 ... 13,377 13,310
188557045.LC.FTS.B , 18 .99% , 4/30/27 ... 16,447 15,995
188352447.LC.FTS.B , 21 .49% , 4/30/27 ... 5,662 –
188575150.LC.FTS.B , 22 .99% , 4/30/27 ... 16,720 –
188303635.LC.FTS.B , 15% , 6/21/27 ..... 7,289 5,866
188535698.LC.FTS.B , 21 .99% , 8/20/27 ... 10,871 10,628
188186124.LC.FTS.B , 21 .49% , 11/12/27 .. 5,098 4,876
188574271.LC.FTS.B , 15% , 11/30/27 .... 20,746 16,718
188415292.LC.FTS.B , 22 .99% , 7/20/28 ... 22,473 21,753
292,693
Prosper Funding LLC
1686279.PS.FTS.B , 10 .8% , 12/15/24 .... 298 297
1686264.PS.FTS.B , 14 .11% , 12/15/24 .... 1,049 1,049
1686630.PS.FTS.B , 15 .1% , 12/16/24 .... 409 411
1687224.PS.FTS.B , 19 .6% , 12/17/24 .... 875 815
1674899.PS.FTS.B , 13 .8% , 12/20/24 .... 1,675 1,671
1676741.PS.FTS.B , 21 .45% , 12/22/24 ... 772 774
1679401.PS.FTS.B , 18 .11% , 12/24/24 .... 288 121
1683619.PS.FTS.B , 12 .33% , 12/30/24 ... 4,641 3,824
1649773.PS.FTS.B , 15 .1% , 12/31/24 .... 129 130
1701024.PS.FTS.B , 15 .1% , 1/12/25 ..... 1,518 1,518
1688477.PS.FTS.B , 17 .59% , 1/13/25 .... 338 337
1701786.PS.FTS.B , 20 .01% , 1/13/25 .... 321 323
1689320.PS.FTS.B , 12% , 1/14/25 ....... 1,946 1,942
1689317.PS.FTS.B , 13 .4% , 1/14/25 ..... 2,291 2,282
1695337.PS.FTS.B , 13 .6% , 1/14/25 ..... 197 196
1695322.PS.FTS.B , 13 .7% , 1/14/25 ..... 348 348
1689350.PS.FTS.B , 14 .89% , 1/14/25 .... 505 505
1695730.PS.FTS.B , 16 .6% , 1/14/25 ..... 1,088 1,087
1696453.PS.FTS.B , 14 .39% , 1/18/25 .... 602 603
1704912.PS.FTS.B , 12 .3% , 1/19/25 ..... 978 977
1706154.PS.FTS.B , 15 .29% , 1/20/25 .... 1,338 1,333
1695325.PS.FTS.B , 18 .09% , 1/20/25 .... 1,077 1,076
1693714.PS.FTS.B , 22 .6% , 1/20/25 ..... 494 492
1698682.PS.FTS.B , 22 .6% , 1/20/25 ..... 664 671
1693753.PS.FTS.B , 24 .4% , 1/21/25 ..... 213 213
1695349.PS.FTS.B , 14 .39% , 1/25/25 .... 1,039 1,037
1700610.PS.FTS.B , 22 .6% , 1/26/25 ..... 1,120 169
1706943.PS.FTS.B , 17 .7% , 2/01/25 ..... 2,794 2,805
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1693775.PS.FTS.B , 22 .6% , 2/01/25 ..... $ 803 $ 810
1702146.PS.FTS.B , 13 .2% , 2/09/25 ..... 565 561
1708013.PS.FTS.B , 11 .7% , 2/15/25 ..... 900 897
1721415.PS.FTS.B , 11 .7% , 2/15/25 ..... 1,222 1,217
1715365.PS.FTS.B , 11 .79% , 2/15/25 .... 856 851
1708001.PS.FTS.B , 11 .89% , 2/15/25 .... 1,289 1,284
1721412.PS.FTS.B , 13 .9% , 2/15/25 ..... 1,320 1,315
1721856.PS.FTS.B , 14 .6% , 2/15/25 ..... 1,531 1,530
1720959.PS.FTS.B , 16 .6% , 2/15/25 ..... 1,362 1,361
1720995.PS.FTS.B , 25 .4% , 2/15/25 ..... 600 605
1722456.PS.FTS.B , 14 .09% , 2/16/25 .... 728 728
1715869.PS.FTS.B , 23 .13% , 2/16/25 .... 733 736
1721859.PS.FTS.B , 15 .4% , 2/17/25 ..... 2,402 2,400
1712990.PS.FTS.B , 17% , 2/23/25 ....... 753 759
1720297.PS.FTS.B , 18 .6% , 2/23/25 ..... 1,340 476
1708019.PS.FTS.B , 14 .2% , 2/26/25 ..... 613 612
1721877.PS.FTS.B , 14 .39% , 2/28/25 .... 1,659 1,652
1720956.PS.FTS.B , 15 .1% , 2/28/25 ..... 2,221 2,213
1742756.PS.FTS.B , 18 .6% , 4/05/25 ..... 832 827
1749733.PS.FTS.B , 13 .9% , 4/06/25 ..... 1,372 986
1753725.PS.FTS.B , 14 .6% , 4/07/25 ..... 800 794
1743983.PS.FTS.B , 15 .86% , 4/07/25 .... 869 861
1744487.PS.FTS.B , 18 .09% , 4/07/25 .... 4,197 4,179
1744493.PS.FTS.B , 19 .3% , 4/07/25 ..... 4,191 4,173
1744373.PS.FTS.B , 23 .13% , 4/07/25 .... 896 892
1745288.PS.FTS.B , 15 .9% , 4/08/25 ..... 403 400
1755081.PS.FTS.B , 16 .06% , 4/08/25 .... 950 942
1745372.PS.FTS.B , 18 .41% , 4/08/25 .... 954 946
1757928.PS.FTS.B , 22 .6% , 4/13/25 ..... 869 872
1757065.PS.FTS.B , 22 .06% , 4/15/25 .... 2,592 2,602
1743971.PS.FTS.B , 22 .9% , 4/16/25 ..... 4,300 1,329
1745342.PS.FTS.B , 13 .9% , 4/20/25 ..... 2,931 2,901
1755967.PS.FTS.B , 22 .6% , 4/26/25 ..... 599 602
1647314.PS.FTS.B , 20 .01% , 4/29/25 .... 3,519 1,200
1744502.PS.FTS.B , 20 .46% , 4/30/25 .... 1,820 1,814
1721664.PS.FTS.B , 11 .4% , 8/15/25 ..... 2,161 2,128
1752838.PS.FTS.B , 14 .6% , 10/14/25 .... 1,819 1,788
1700571.PS.FTS.B , 18 .11% , 12/25/25 .... 5,706 5,554
1751899.PS.FTS.B , 22 .6% , 1/20/26 ..... 3,733 3,690
1655640.PS.FTS.B , 16 .33% , 10/27/26 ... 10,876 10,821
1655235.PS.FTS.B , 24 .03% , 10/27/26 ... 7,627 7,962
1649857.PS.FTS.B , 10 .5% , 10/28/26 .... 6,989 6,894
1656498.PS.FTS.B , 10 .9% , 10/28/26 .... 3,496 3,453
1649350.PS.FTS.B , 18 .78% , 10/28/26 ... 6,934 7,075
1657464.PS.FTS.B , 10 .5% , 10/29/26 .... 3,640 3,601
1646555.PS.FTS.B , 10 .9% , 10/29/26 .... 12,086 11,942
1646915.PS.FTS.B , 16 .1% , 10/29/26 .... 7,726 7,890
1656576.PS.FTS.B , 16 .18% , 10/29/26 ... 18,045 17,929
1648681.PS.FTS.B , 12 .21% , 11/01/26 .... 2,812 2,781
1658775.PS.FTS.B , 12 .5% , 11/02/26 .... 16,042 15,757
1651286.PS.FTS.B , 24 .33% , 11/05/26 .... 8,498 8,760
1665042.PS.FTS.B , 14 .68% , 11/08/26 .... 7,591 7,467
1658917.PS.FTS.B , 10 .7% , 11/09/26 .... 6,747 6,640
1666464.PS.FTS.B , 15 .29% , 11/09/26 .... 5,098 5,036
1654475.PS.FTS.B , 10 .8% , 11/10/26 .... 7,238 7,125
1660093.PS.FTS.B , 10 .9% , 11/10/26 .... 1,961 1,930
1654034.PS.FTS.B , 13 .6% , 11/10/26 .... 4,995 4,938
1654907.PS.FTS.B , 16% , 11/12/26 ...... 5,327 5,387

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1665225.PS.FTS.B , 19 .53% , 11/14/26 .... $ 3,774 $ 3,811
1667685.PS.FTS.B , 17 .1% , 11/15/26 .... 13,061 13,220
1673249.PS.FTS.B , 10 .7% , 12/15/26 .... 7,652 7,528
1679392.PS.FTS.B , 13 .8% , 12/15/26 .... 3,627 3,579
1686612.PS.FTS.B , 16 .8% , 12/16/26 .... 13,251 13,097
1679746.PS.FTS.B , 16 .93% , 12/16/26 ... 8,057 7,948
1673612.PS.FTS.B , 19 .3% , 12/16/26 .... 3,308 3,349
1674065.PS.FTS.B , 27 .18% , 12/16/26 ... 8,962 9,284
1674635.PS.FTS.B , 13 .77% , 12/17/26 ... 8,806 8,694
1681423.PS.FTS.B , 10 .08% , 12/20/26 ... 7,451 7,329
1688043.PS.FTS.B , 10 .5% , 12/20/26 .... 5,976 5,878
1681000.PS.FTS.B , 11 .6% , 12/20/26 .... 6,613 5,821
1681408.PS.FTS.B , 14 .7% , 12/20/26 .... 4,930 4,876
1676714.PS.FTS.B , 12 .62% , 12/21/26 ... 17,884 17,592
1673600.PS.FTS.B , 11 .6% , 12/25/26 .... 5,077 4,989
1681444.PS.FTS.B , 9 .81% , 12/27/26 .... 12,154 2,615
1675322.PS.FTS.B , 21 .09% , 12/30/26 ... 8,766 9,261
1660267.PS.FTS.B , 14% , 1/06/27 ....... 13,190 13,021
1687826.PS.FTS.B , 12 .6% , 1/12/27 ..... 6,331 6,216
1688201.PS.FTS.B , 24 .03% , 1/12/27 .... 5,954 6,170
1686624.PS.FTS.B , 11 .2% , 1/13/27 ..... 1,545 1,523
1694575.PS.FTS.B , 11 .99% , 1/13/27 .... 11,001 10,805
1688543.PS.FTS.B , 16 .18% , 1/13/27 .... 8,266 8,136
1695334.PS.FTS.B , 15 .1% , 1/14/27 ..... 5,970 5,891
1702050.PS.FTS.B , 18 .78% , 1/14/27 .... 5,647 5,721
1689323.PS.FTS.B , 26 .88% , 1/14/27 .... 1,835 1,903
1689608.PS.FTS.B , 28 .23% , 1/14/27 .... 9,288 9,627
1691645.PS.FTS.B , 22 .9% , 1/19/27 ..... 1,412 42
1705371.PS.FTS.B , 12 .62% , 1/20/27 .... 15,831 15,571
1692635.PS.FTS.B , 14 .7% , 1/20/27 ..... 13,508 13,357
1700562.PS.FTS.B , 15 .18% , 1/20/27 .... 11,104 10,900
1705833.PS.FTS.B , 18 .48% , 1/20/27 .... 2,252 2,288
1693711.PS.FTS.B , 21 .63% , 1/25/27 .... 5,921 6,125
1688975.PS.FTS.B , 12 .4% , 1/27/27 ..... 11,713 11,487
1689314.PS.FTS.B , 10 .26% , 1/28/27 .... 18,202 17,859
1689341.PS.FTS.B , 11 .7% , 1/28/27 ..... 7,913 7,763
1688138.PS.FTS.B , 13 .6% , 2/05/27 ..... 19,501 19,171
1689626.PS.FTS.B , 19% , 2/07/27 ....... 5,645 5,719
1715428.PS.FTS.B , 9 .99% , 2/15/27 ..... 2,641 2,594
1714702.PS.FTS.B , 11 .6% , 2/15/27 ..... 1,883 1,849
1720965.PS.FTS.B , 11 .7% , 2/15/27 ..... 5,000 4,933
1708892.PS.FTS.B , 11 .79% , 2/15/27 .... 10,837 10,624
1708910.PS.FTS.B , 12 .5% , 2/15/27 ..... 1,602 1,581
1708442.PS.FTS.B , 13 .5% , 2/15/27 ..... 2,040 2,016
1720971.PS.FTS.B , 14 .7% , 2/15/27 ..... 11,303 11,149
1720962.PS.FTS.B , 15 .1% , 2/15/27 ..... 5,176 5,099
1708445.PS.FTS.B , 16 .63% , 2/15/27 .... 818 822
1715575.PS.FTS.B , 18 .59% , 2/15/27 .... 5,556 5,620
1702128.PS.FTS.B , 13 .4% , 2/16/27 ..... 8,595 8,407
1709420.PS.FTS.B , 21 .18% , 2/16/27 .... 6,484 6,570
1709807.PS.FTS.B , 15 .1% , 2/17/27 ..... 10,073 9,940
1696093.PS.FTS.B , 16% , 2/17/27 ....... 8,659 8,767
1711007.PS.FTS.B , 18 .78% , 2/18/27 .... 9,760 9,903
1710686.PS.FTS.B , 19% , 2/18/27 ....... 5,822 5,907
1716991.PS.FTS.B , 13 .7% , 2/22/27 ..... 14,625 3,337
1715140.PS.FTS.B , 24 .03% , 2/28/27 .... 394 392
1725226.PS.FTS.B , 11 .5% , 3/03/27 ..... 5,552 5,419
1708439.PS.FTS.B , 16 .7% , 3/09/27 ..... 3,639 3,668
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1710332.PS.FTS.B , 16 .18% , 3/24/27 .... $ 11,470 $ 451
1749361.PS.FTS.B , 10 .5% , 4/05/27 ..... 7,915 7,722
1742753.PS.FTS.B , 11 .7% , 4/05/27 ..... 8,018 7,821
1742750.PS.FTS.B , 16 .18% , 4/05/27 .... 5,098 4,984
1752456.PS.FTS.B , 16 .18% , 4/05/27 .... 3,775 2,024
1752438.PS.FTS.B , 18 .13% , 4/05/27 .... 6,114 5,976
1749730.PS.FTS.B , 11 .6% , 4/06/27 ..... 8,584 8,376
1752882.PS.FTS.B , 12 .4% , 4/06/27 ..... 2,885 2,814
1752861.PS.FTS.B , 12 .5% , 4/06/27 ..... 5,776 5,635
1750048.PS.FTS.B , 13 .13% , 4/06/27 .... 8,721 8,532
1750153.PS.FTS.B , 16 .9% , 4/06/27 ..... 5,436 5,450
1744484.PS.FTS.B , 11 .2% , 4/07/27 ..... 19,937 19,458
1754274.PS.FTS.B , 11 .6% , 4/07/27 ..... 2,002 1,954
1751020.PS.FTS.B , 14 .49% , 4/07/27 .... 3,396 3,328
1753719.PS.FTS.B , 14 .68% , 4/07/27 .... 6,759 6,613
1744412.PS.FTS.B , 19% , 4/07/27 ....... 8,014 8,035
1745348.PS.FTS.B , 10 .4% , 4/08/27 ..... 16,942 16,540
1755504.PS.FTS.B , 10 .29% , 4/11/27 .... 5,077 4,959
1745708.PS.FTS.B , 11 .79% , 4/11/27 ..... 1,531 1,497
1752913.PS.FTS.B , 15 .5% , 4/11/27 ..... 5,957 5,837
1754277.PS.FTS.B , 25 .9% , 4/11/27 ..... 2,235 –
1756335.PS.FTS.B , 18 .33% , 4/12/27 .... 14,395 14,471
1755102.PS.FTS.B , 15 .29% , 4/13/27 .... 17,902 17,524
1759314.PS.FTS.B , 10 .8% , 4/14/27 ..... 5,672 5,544
1742747.PS.FTS.B , 14 .38% , 4/15/27 .... 6,237 6,084
1742765.PS.FTS.B , 18% , 4/15/27 ....... 3,703 3,711
1755513.PS.FTS.B , 21% , 4/20/27 ....... 3,801 3,923
1760241.PS.FTS.B , 15% , 4/28/27 ....... 9,633 1,276
1686267.PS.FTS.B , 21 .18% , 6/15/27 .... 7,871 57
1693040.PS.FTS.B , 15 .29% , 9/12/27 .... 11,293 10,982
1704399.PS.FTS.B , 13 .8% , 11/03/27 .... 20,915 20,548
1693289.PS.FTS.B , 12 .9% , 12/21/27 .... 6,100 5,960
1744499.PS.FTS.B , 18 .48% , 1/31/28 .... 6,993 1,714
1743968.PS.FTS.B , 11 .2% , 3/15/28 ..... 11,977 11,540
1657446.PS.FTS.B , 14 .79% , 10/29/34 ... 684 –
1651390.PS.FTS.B , 12% , 11/01/34 ...... 164 163
1648712.PS.FTS.B , 12 .4% , 11/02/34 .... 394 394
1660875.PS.FTS.B , 12% , 11/05/34 ...... 65 65
1657975.PS.FTS.B , 13 .05% , 11/08/34 .... 680 679
1667316.PS.FTS.B , 15 .4% , 11/10/34 .... 312 313
879,598
Upgrade, Inc.
24938220.UG.FTS.B , 26 .77% , 12/03/24 .. 1,121 1,127
24763225.UG.FTS.B , 27 .74% , 12/24/24 .. 4,720 4,853
24800940.UG.FTS.B , 25 .82% , 11/27/29 .. 876 885
24350329.UG.FTS.B , 27 .74% , 11/29/29 .. 375 379
7,244
Upgrade, Inc. - Card
991819588.UG.FTS.B , 29 .49% , 12/12/24 . 154 80
991342732.UG.FTS.B , 29 .49% , 12/23/24 . 28 29
991740852.UG.FTS.B , 15 .97% , 2/08/25 .. 19 19
991732442.UG.FTS.B , 14 .98% , 2/10/25 .. 119 120
991733275.UG.FTS.B , 14 .98% , 2/10/25 .. 53 54
991776139.UG.FTS.B , 15 .97% , 2/10/25 .. 141 142
991839233.UG.FTS.B , 15 .97% , 2/10/25 .. 18 18
991758232.UG.FTS.B , 16 .99% , 2/10/25 .. 52 52

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991771576.UG.FTS.B , 16 .99% , 2/10/25 .. $ 65 $ 65
991767919.UG.FTS.B , 17 .99% , 2/10/25 .. 12 13
991802234.UG.FTS.B , 17 .99% , 2/10/25 .. 701 708
991761364.UG.FTS.B , 28 .98% , 2/10/25 .. 52 53
991827179.UG.FTS.B , 28 .98% , 2/10/25 .. 56 24
991740362.UG.FTS.B , 16 .99% , 2/11/25 .. 207 210
991747996.UG.FTS.B , 16 .99% , 2/11/25 .. 100 101
991755840.UG.FTS.B , 16 .99% , 2/11/25 .. 35 35
991851331.UG.FTS.B , 28 .98% , 2/11/25 .. 292 296
991745632.UG.FTS.B , 29 .49% , 2/11/25 .. 21 21
991815191.UG.FTS.B , 29 .49% , 2/11/25 .. 3 3
991815738.UG.FTS.B , 29 .49% , 2/11/25 .. 17 17
991829840.UG.FTS.B , 29 .49% , 2/11/25 .. 55 55
991898060.UG.FTS.B , 15 .97% , 2/12/25 .. 26 26
991758319.UG.FTS.B , 16 .99% , 2/12/25 .. 32 32
991807436.UG.FTS.B , 17 .99% , 2/12/25 .. 55 55
991827757.UG.FTS.B , 18 .97% , 2/12/25 .. 51 4
991872148.UG.FTS.B , 18 .97% , 2/12/25 .. 1,056 162
991816619.UG.FTS.B , 19 .21% , 2/12/25 .. 122 123
991864191.UG.FTS.B , 19 .21% , 2/12/25 .. 203 206
991840163.UG.FTS.B , 19 .8% , 2/12/25 ... 92 92
991760875.UG.FTS.B , 19 .99% , 2/12/25 .. 22 11
991826760.UG.FTS.B , 19 .99% , 2/12/25 .. 17 17
991752839.UG.FTS.B , 20 .46% , 2/12/25 .. 12 12
991863804.UG.FTS.B , 21 .98% , 2/12/25 .. 205 208
991820674.UG.FTS.B , 23 .95% , 2/12/25 .. 34 34
991753187.UG.FTS.B , 28 .98% , 2/12/25 .. 63 26
991801416.UG.FTS.B , 28 .98% , 2/12/25 .. 112 114
991804110.UG.FTS.B , 28 .98% , 2/12/25 .. 27 28
991832753.UG.FTS.B , 28 .98% , 2/12/25 .. 100 39
991836990.UG.FTS.B , 28 .98% , 2/12/25 .. 16 16
991838703.UG.FTS.B , 28 .98% , 2/12/25 .. 19 19
991843868.UG.FTS.B , 28 .98% , 2/12/25 .. 43 44
991753952.UG.FTS.B , 29 .49% , 2/12/25 .. 97 98
991762228.UG.FTS.B , 29 .49% , 2/12/25 .. 25 26
991790482.UG.FTS.B , 29 .49% , 2/12/25 .. 39 39
991798251.UG.FTS.B , 29 .49% , 2/12/25 .. 27 27
991806948.UG.FTS.B , 29 .49% , 2/12/25 .. 27 28
991809346.UG.FTS.B , 29 .49% , 2/12/25 .. 62 –
991811105.UG.FTS.B , 29 .49% , 2/12/25 .. 4 4
991828550.UG.FTS.B , 29 .49% , 2/12/25 .. 57 57
991837472.UG.FTS.B , 29 .49% , 2/12/25 .. 28 29
991846043.UG.FTS.B , 29 .49% , 2/12/25 .. 33 5
991849938.UG.FTS.B , 29 .49% , 2/12/25 .. 23 24
991853347.UG.FTS.B , 29 .49% , 2/12/25 .. 466 475
991854668.UG.FTS.B , 29 .49% , 2/12/25 .. 479 191
991838768.UG.FTS.B , 15% , 2/13/25 ..... 37 38
991900934.UG.FTS.B , 15 .97% , 2/13/25 .. 38 38
991995168.UG.FTS.B , 15 .97% , 2/13/25 .. 20 21
991772971.UG.FTS.B , 16 .99% , 2/13/25 .. 469 33
991789526.UG.FTS.B , 16 .99% , 2/13/25 .. 120 122
991964092.UG.FTS.B , 16 .99% , 2/13/25 .. 223 225
991764232.UG.FTS.B , 17 .99% , 2/13/25 .. 24 24
991770734.UG.FTS.B , 17 .99% , 2/13/25 .. 33 33
991860430.UG.FTS.B , 18 .97% , 2/13/25 .. 4 4
991888359.UG.FTS.B , 19 .21% , 2/13/25 .. 9 9
991994001.UG.FTS.B , 19 .21% , 2/13/25 .. 98 99
991815843.UG.FTS.B , 19 .99% , 2/13/25 .. 106 107
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991831745.UG.FTS.B , 19 .99% , 2/13/25 .. $ 47 $ 48
991834564.UG.FTS.B , 19 .99% , 2/13/25 .. 286 289
991835719.UG.FTS.B , 20 .46% , 2/13/25 .. 470 476
991826312.UG.FTS.B , 21 .46% , 2/13/25 .. 130 131
991867322.UG.FTS.B , 21 .46% , 2/13/25 .. 67 12
991838484.UG.FTS.B , 21 .98% , 2/13/25 .. 65 66
991884233.UG.FTS.B , 21 .98% , 2/13/25 .. 20 20
991817461.UG.FTS.B , 27 .99% , 2/13/25 .. 84 86
991773511.UG.FTS.B , 28 .98% , 2/13/25 .. 29 30
991777156.UG.FTS.B , 28 .98% , 2/13/25 .. 235 239
991795226.UG.FTS.B , 28 .98% , 2/13/25 .. 35 35
991804663.UG.FTS.B , 28 .98% , 2/13/25 .. 27 28
991805844.UG.FTS.B , 28 .98% , 2/13/25 .. 93 94
991808486.UG.FTS.B , 28 .98% , 2/13/25 .. 29 29
991808933.UG.FTS.B , 28 .98% , 2/13/25 .. 74 5
991809700.UG.FTS.B , 28 .98% , 2/13/25 .. 117 119
991817771.UG.FTS.B , 28 .98% , 2/13/25 .. 22 22
991822597.UG.FTS.B , 28 .98% , 2/13/25 .. 43 43
991832349.UG.FTS.B , 28 .98% , 2/13/25 .. 28 29
991840865.UG.FTS.B , 28 .98% , 2/13/25 .. 29 29
991844003.UG.FTS.B , 28 .98% , 2/13/25 .. 61 62
991845546.UG.FTS.B , 28 .98% , 2/13/25 .. 26 26
991762706.UG.FTS.B , 29 .49% , 2/13/25 .. 17 18
991794448.UG.FTS.B , 29 .49% , 2/13/25 .. 18 19
991803467.UG.FTS.B , 29 .49% , 2/13/25 .. 93 94
991813160.UG.FTS.B , 29 .49% , 2/13/25 .. 39 –
991816392.UG.FTS.B , 29 .49% , 2/13/25 .. 19 19
991820548.UG.FTS.B , 29 .49% , 2/13/25 .. 15 15
991825720.UG.FTS.B , 29 .49% , 2/13/25 .. 280 144
991857606.UG.FTS.B , 29 .49% , 2/13/25 .. 63 –
991767560.UG.FTS.B , 17 .99% , 2/14/25 .. 21 21
991775466.UG.FTS.B , 17 .99% , 2/14/25 .. 27 27
991813569.UG.FTS.B , 17 .99% , 2/14/25 .. 98 100
991830188.UG.FTS.B , 18 .97% , 2/14/25 .. 165 167
991871531.UG.FTS.B , 19 .8% , 2/14/25 ... 70 5
991842185.UG.FTS.B , 19 .99% , 2/14/25 .. 12 12
991825048.UG.FTS.B , 20 .97% , 2/14/25 .. 49 20
991889627.UG.FTS.B , 21 .46% , 2/14/25 .. 42 17
991814585.UG.FTS.B , 28 .98% , 2/14/25 .. 143 145
991818104.UG.FTS.B , 28 .98% , 2/14/25 .. 15 15
991820882.UG.FTS.B , 28 .98% , 2/14/25 .. 126 128
991824915.UG.FTS.B , 28 .98% , 2/14/25 .. 20 20
991835570.UG.FTS.B , 28 .98% , 2/14/25 .. 29 29
991835935.UG.FTS.B , 28 .98% , 2/14/25 .. 70 72
991841496.UG.FTS.B , 28 .98% , 2/14/25 .. 12 13
991803107.UG.FTS.B , 29 .49% , 2/14/25 .. 30 31
991805019.UG.FTS.B , 29 .49% , 2/14/25 .. 6 6
991808473.UG.FTS.B , 29 .49% , 2/14/25 .. 264 266
991811373.UG.FTS.B , 29 .49% , 2/14/25 .. 112 115
991815619.UG.FTS.B , 29 .49% , 2/14/25 .. 6 6
991820047.UG.FTS.B , 29 .49% , 2/14/25 .. 354 24
991826813.UG.FTS.B , 29 .49% , 2/14/25 .. 1 1
991831048.UG.FTS.B , 29 .49% , 2/14/25 .. 44 44
991832048.UG.FTS.B , 29 .49% , 2/14/25 .. 21 22
991832343.UG.FTS.B , 29 .49% , 2/14/25 .. 14 14
991834001.UG.FTS.B , 29 .49% , 2/14/25 .. 14 14
991842038.UG.FTS.B , 29 .49% , 2/14/25 .. 28 29
991843173.UG.FTS.B , 29 .49% , 2/14/25 .. 17 17

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991843756.UG.FTS.B , 29 .49% , 2/14/25 .. $ 400 $ 407
991847323.UG.FTS.B , 29 .49% , 2/14/25 .. 23 24
991789128.UG.FTS.B , 15% , 2/15/25 ..... 180 181
991851600.UG.FTS.B , 15 .97% , 2/15/25 .. 56 57
991781788.UG.FTS.B , 15 .99% , 2/15/25 .. 86 87
991885852.UG.FTS.B , 16 .99% , 2/15/25 .. 21 22
991967241.UG.FTS.B , 16 .99% , 2/15/25 .. 32 32
991784876.UG.FTS.B , 17 .99% , 2/15/25 .. 143 144
991838452.UG.FTS.B , 18 .97% , 2/15/25 .. 153 154
991860520.UG.FTS.B , 19 .21% , 2/15/25 .. 309 45
991885352.UG.FTS.B , 19 .8% , 2/15/25 ... 5 5
991784969.UG.FTS.B , 19 .99% , 2/15/25 .. 210 212
991802931.UG.FTS.B , 19 .99% , 2/15/25 .. 22 23
991829098.UG.FTS.B , 19 .99% , 2/15/25 .. 98 100
991835552.UG.FTS.B , 21 .98% , 2/15/25 .. 73 74
991946872.UG.FTS.B , 23 .95% , 2/15/25 .. 60 61
991807279.UG.FTS.B , 27 .99% , 2/15/25 .. 26 26
991779814.UG.FTS.B , 28 .98% , 2/15/25 .. 153 156
991808277.UG.FTS.B , 28 .98% , 2/15/25 .. 60 61
991808466.UG.FTS.B , 28 .98% , 2/15/25 .. 35 35
991808666.UG.FTS.B , 28 .98% , 2/15/25 .. 31 31
991811774.UG.FTS.B , 28 .98% , 2/15/25 .. 33 34
991817978.UG.FTS.B , 28 .98% , 2/15/25 .. 160 163
991825566.UG.FTS.B , 28 .98% , 2/15/25 .. 26 12
991840458.UG.FTS.B , 28 .98% , 2/15/25 .. 1 1
991844759.UG.FTS.B , 28 .98% , 2/15/25 .. 55 57
991852017.UG.FTS.B , 28 .98% , 2/15/25 .. 41 42
991778437.UG.FTS.B , 29 .49% , 2/15/25 .. 44 45
991804151.UG.FTS.B , 29 .49% , 2/15/25 .. 16 17
991808493.UG.FTS.B , 29 .49% , 2/15/25 .. 26 26
991816017.UG.FTS.B , 29 .49% , 2/15/25 .. 21 21
991818267.UG.FTS.B , 29 .49% , 2/15/25 .. 31 –
991825651.UG.FTS.B , 29 .49% , 2/15/25 .. 124 126
991825953.UG.FTS.B , 29 .49% , 2/15/25 .. 18 18
991826550.UG.FTS.B , 29 .49% , 2/15/25 .. 5 5
991830568.UG.FTS.B , 29 .49% , 2/15/25 .. 50 51
991832219.UG.FTS.B , 29 .49% , 2/15/25 .. 8 8
991834132.UG.FTS.B , 29 .49% , 2/15/25 .. 31 31
991834349.UG.FTS.B , 29 .49% , 2/15/25 .. 23 23
991843227.UG.FTS.B , 29 .49% , 2/15/25 .. 79 7
991849202.UG.FTS.B , 29 .49% , 2/15/25 .. 98 16
991851480.UG.FTS.B , 29 .49% , 2/15/25 .. 125 69
991855015.UG.FTS.B , 29 .49% , 2/15/25 .. 21 22
991823722.UG.FTS.B , 14 .97% , 2/16/25 .. 108 110
991797926.UG.FTS.B , 14 .98% , 2/16/25 .. 22 22
991801116.UG.FTS.B , 15% , 2/16/25 ..... 410 414
991824562.UG.FTS.B , 15 .97% , 2/16/25 .. 1 1
991787407.UG.FTS.B , 16 .99% , 2/16/25 .. 148 151
991854632.UG.FTS.B , 16 .99% , 2/16/25 .. 103 16
991929151.UG.FTS.B , 16 .99% , 2/16/25 .. 4 4
991937144.UG.FTS.B , 16 .99% , 2/16/25 .. 388 392
991851044.UG.FTS.B , 17 .97% , 2/16/25 .. 10 10
991868894.UG.FTS.B , 17 .99% , 2/16/25 .. 51 51
991921494.UG.FTS.B , 17 .99% , 2/16/25 .. 810 820
991793801.UG.FTS.B , 28 .98% , 2/17/25 .. 10 10
991806681.UG.FTS.B , 28 .98% , 2/17/25 .. 148 151
991806949.UG.FTS.B , 29 .49% , 2/17/25 .. 20 20
991830438.UG.FTS.B , 29 .49% , 2/17/25 .. 41 42
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992008864.UG.FTS.B , 29 .49% , 2/17/25 .. $ 33 $ 33
991803191.UG.FTS.B , 29 .49% , 3/12/25 .. 49 50
991806983.UG.FTS.B , 19 .8% , 4/13/25 ... 33 34
991818026.UG.FTS.B , 28 .98% , 4/15/25 .. 27 25
991833396.UG.FTS.B , 29 .49% , 4/15/25 .. 131 117
991941107.UG.FTS.B , 17 .99% , 5/12/25 .. 93 93
991871804.UG.FTS.B , 20 .97% , 5/12/25 .. 193 3
991847760.UG.FTS.B , 28 .98% , 5/14/25 .. 58 4
991816717.UG.FTS.B , 29 .49% , 6/15/25 .. 109 114
991785806.UG.FTS.B , 20 .46% , 7/12/25 .. 108 111
991803612.UG.FTS.B , 29 .49% , 8/15/25 .. 39 6
991763663.UG.FTS.B , 16 .99% , 9/13/25 .. 136 139
991820840.UG.FTS.B , 29 .49% , 9/13/25 .. 93 80
991774883.UG.FTS.B , 16 .99% , 10/15/25 . 447 131
991808149.UG.FTS.B , 29 .49% , 10/15/25 . 57 59
991854422.UG.FTS.B , 29 .49% , 10/17/25 . 339 352
991835626.UG.FTS.B , 28 .98% , 4/15/26 .. 174 183
991811876.UG.FTS.B , 28 .98% , 5/12/26 .. 8 8
991851687.UG.FTS.B , 16 .99% , 10/13/29 . 10 1
991817001.UG.FTS.B , 28 .98% , 11/13/29 . 210 14
991853669.UG.FTS.B , 28 .98% , 11/15/29 . 20 1
15,249
Upstart Network, Inc.
L2292994.UP.FTS.B , 5 .09% , 12/21/24 .... 24 24
L2294913.UP.FTS.B , 5 .24% , 12/21/24 .... 132 130
L2295100.UP.FTS.B , 7 .19% , 12/21/24 .... 63 62
FW2294439.UP.FTS.B , 7 .72% , 12/21/24 .. 662 654
L2294775.UP.FTS.B , 8 .85% , 12/21/24 .... 167 165
L2294851.UP.FTS.B , 13 .12% , 12/21/24 ... 137 135
L2296216.UP.FTS.B , 13 .69% , 12/21/24 ... 203 200
L2295222.UP.FTS.B , 15 .07% , 12/21/24 ... 238 235
FW2295530.UP.FTS.B , 15 .84% , 12/21/24 . 386 380
L2293609.UP.FTS.B , 16 .79% , 12/21/24 ... 311 307
L2294084.UP.FTS.B , 17 .86% , 12/21/24 ... 106 104
L2294351.UP.FTS.B , 19 .21% , 12/21/24 ... 300 282
L2285455.UP.FTS.B , 19 .28% , 12/21/24 ... 144 142
L2295474.UP.FTS.B , 19 .79% , 12/21/24 ... 289 285
FW2296126.UP.FTS.B , 21 .1% , 12/21/24 .. 83 82
L2295046.UP.FTS.B , 21 .11% , 12/21/24 ... 366 362
L2295180.UP.FTS.B , 22 .24% , 12/21/24 ... 335 331
FW2295751.UP.FTS.B , 26 .57% , 12/21/24 . 1,128 523
L2296625.UP.FTS.B , 5 .45% , 12/22/24 .... 300 296
L2297554.UP.FTS.B , 5 .64% , 12/22/24 .... 330 326
L2296988.UP.FTS.B , 5 .71% , 12/22/24 .... 418 413
L2297459.UP.FTS.B , 6 .46% , 12/22/24 .... 297 293
L2297555.UP.FTS.B , 6 .86% , 12/22/24 .... 244 241
L2297930.UP.FTS.B , 7 .09% , 12/22/24 .... 81 80
L2299053.UP.FTS.B , 7 .5% , 12/22/24 .... 370 365
L2298344.UP.FTS.B , 7 .65% , 12/22/24 .... 438 433
L2298178.UP.FTS.B , 7 .89% , 12/22/24 .... 372 367
L2294325.UP.FTS.B , 9 .41% , 12/22/24 .... 369 365
L2298627.UP.FTS.B , 10 .13% , 12/22/24 ... 319 315
L2298051.UP.FTS.B , 10 .22% , 12/22/24 ... 308 304
L2298036.UP.FTS.B , 10 .46% , 12/22/24 ... 449 444
L2296736.UP.FTS.B , 10 .73% , 12/22/24 ... 176 173
L2298636.UP.FTS.B , 11 .78% , 12/22/24 ... 228 225
L2289317.UP.FTS.B , 12 .5% , 12/22/24 .... 457 451

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2297999.UP.FTS.B , 13 .52% , 12/22/24 ... $ 66 $ 66
L2296920.UP.FTS.B , 13 .62% , 12/22/24 ... 473 466
L2298784.UP.FTS.B , 14 .44% , 12/22/24 ... 675 666
L2299210.UP.FTS.B , 16 .21% , 12/22/24 ... 73 72
L2297197.UP.FTS.B , 17 .21% , 12/22/24 ... 140 138
L2300066.UP.FTS.B , 17 .65% , 12/22/24 ... 125 123
L2300339.UP.FTS.B , 18 .46% , 12/22/24 ... 71 70
L2298393.UP.FTS.B , 19 .2% , 12/22/24 .... 633 625
L2286362.UP.FTS.B , 19 .22% , 12/22/24 ... 455 449
FW2298373.UP.FTS.B , 19 .34% , 12/22/24 . 216 213
FW2299910.UP.FTS.B , 19 .59% , 12/22/24 . 328 324
FW2300328.UP.FTS.B , 21 .6% , 12/22/24 .. 2,165 1,967
L2297511.UP.FTS.B , 21 .76% , 12/22/24 ... 740 732
FW2299932.UP.FTS.B , 21 .85% , 12/22/24 . 825 815
L2299865.UP.FTS.B , 22 .56% , 12/22/24 ... 11 11
L2296417.UP.FTS.B , 22 .8% , 12/22/24 .... 1,191 1,080
L2299850.UP.FTS.B , 23 .44% , 12/22/24 ... 323 319
L2299432.UP.FTS.B , 24 .17% , 12/22/24 ... 266 263
FW2296692.UP.FTS.B , 24 .93% , 12/22/24 . 115 114
FW2296914.UP.FTS.B , 26 .15% , 12/22/24 . 86 85
FW2300114.UP.FTS.B , 21 .91% , 1/01/25 .. 555 548
L2298428.UP.FTS.B , 8 .15% , 1/06/25 .... 392 387
L2424056.UP.FTS.B , 5 .61% , 1/13/25 .... 831 76
L2423394.UP.FTS.B , 6 .27% , 1/13/25 .... 905 893
L2425497.UP.FTS.B , 7 .24% , 1/13/25 .... 1,853 1,829
L2425262.UP.FTS.B , 8 .32% , 1/13/25 .... 604 595
FW2428576.UP.FTS.B , 10 .33% , 1/13/25 .. 1,185 993
L2423475.UP.FTS.B , 10 .43% , 1/13/25 .... 446 392
L2427021.UP.FTS.B , 11 .18% , 1/13/25 .... 640 523
L2398504.UP.FTS.B , 11 .71% , 1/13/25 .... 97 96
FW2419292.UP.FTS.B , 13 .72% , 1/13/25 .. 579 42
L2423989.UP.FTS.B , 13 .92% , 1/13/25 .... 309 304
L2416454.UP.FTS.B , 20% , 1/13/25 ...... 637 627
L2426497.UP.FTS.B , 20 .53% , 1/13/25 .... 720 709
FW2423092.UP.FTS.B , 22 .82% , 1/13/25 .. 1,042 1,026
FW2422846.UP.FTS.B , 26 .62% , 1/13/25 .. 949 811
FW2423280.UP.FTS.B , 26 .88% , 1/13/25 .. 1,871 420
L2434116.UP.FTS.B , 4 .81% , 1/14/25 ..... 578 570
L2418575.UP.FTS.B , 5 .02% , 1/14/25 .... 3,535 3,490
FW2435057.UP.FTS.B , 5 .13% , 1/14/25 ... 293 289
L2434822.UP.FTS.B , 5 .8% , 1/14/25 ..... 477 471
L2435457.UP.FTS.B , 5 .9% , 1/14/25 ..... 226 223
L2421481.UP.FTS.B , 5 .96% , 1/14/25 .... 225 223
L2428662.UP.FTS.B , 6 .19% , 1/14/25 .... 181 179
L2428904.UP.FTS.B , 6 .39% , 1/14/25 .... 453 447
L2434626.UP.FTS.B , 6 .42% , 1/14/25 .... 2,324 2,295
L2430005.UP.FTS.B , 6 .62% , 1/14/25 .... 182 180
L2432222.UP.FTS.B , 7 .3% , 1/14/25 ..... 458 452
L2432554.UP.FTS.B , 7 .39% , 1/14/25 .... 3,864 280
L2429588.UP.FTS.B , 8 .57% , 1/14/25 .... 2,750 2,413
FW2428881.UP.FTS.B , 8 .87% , 1/14/25 ... 2,455 177
L2432996.UP.FTS.B , 11 .65% , 1/14/25 .... 762 750
L2432213.UP.FTS.B , 12 .69% , 1/14/25 .... 304 299
FW2428995.UP.FTS.B , 13 .01% , 1/14/25 .. 394 388
L2429660.UP.FTS.B , 15 .34% , 1/14/25 .... 281 20
L2433771.UP.FTS.B , 16 .58% , 1/14/25 .... 972 957
L2432759.UP.FTS.B , 18 .08% , 1/14/25 .... 147 145
L2435184.UP.FTS.B , 18 .26% , 1/14/25 .... 1,051 1,034
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2435471.UP.FTS.B , 19 .27% , 1/14/25 .. $ 213 $ 209
L2435145.UP.FTS.B , 23 .16% , 1/14/25 .... 556 548
L2436421.UP.FTS.B , 5 .98% , 1/18/25 .... 610 602
FW2437692.UP.FTS.B , 6 .91% , 1/18/25 ... 909 399
FW2439168.UP.FTS.B , 8 .76% , 1/18/25 ... 463 456
L2436781.UP.FTS.B , 9 .67% , 1/18/25 .... 945 932
L2438341.UP.FTS.B , 10 .14% , 1/18/25 .... 143 141
L2436150.UP.FTS.B , 10 .72% , 1/18/25 .... 431 424
FW2436511.UP.FTS.B , 13 .11% , 1/18/25 .. 395 388
FW2438258.UP.FTS.B , 13 .5% , 1/18/25 ... 292 287
L2436007.UP.FTS.B , 16 .06% , 1/18/25 .... 137 135
FW2439200.UP.FTS.B , 18 .01% , 1/18/25 .. 277 244
L2438734.UP.FTS.B , 18 .88% , 1/18/25 .... 523 515
FW2436576.UP.FTS.B , 19 .32% , 1/18/25 .. 280 276
L2435694.UP.FTS.B , 23 .43% , 1/18/25 .... 151 149
L2428185.UP.FTS.B , 9 .7% , 1/28/25 ..... 951 938
L2603419.UP.FTS.B , 6 .97% , 2/10/25 .... 1,829 133
L2605161.UP.FTS.B , 8 .41% , 2/10/25 .... 247 243
L2602588.UP.FTS.B , 8 .74% , 2/10/25 .... 1,220 1,202
L2604174.UP.FTS.B , 9 .25% , 2/10/25 .... 592 583
FW2602705.UP.FTS.B , 10 .63% , 2/10/25 .. 296 292
FW2604002.UP.FTS.B , 11 .31% , 2/10/25 .. 7,192 1,557
FW2607521.UP.FTS.B , 11 .42% , 2/10/25 .. 222 218
L2607713.UP.FTS.B , 11 .85% , 2/10/25 .... 628 617
FW2604412.UP.FTS.B , 12 .03% , 2/10/25 .. 258 253
L2605799.UP.FTS.B , 15 .28% , 2/10/25 .... 564 555
L2607677.UP.FTS.B , 18 .39% , 2/10/25 .... 6,774 490
FW2606706.UP.FTS.B , 19 .04% , 2/10/25 .. 210 206
FW2607831.UP.FTS.B , 19 .55% , 2/10/25 .. 140 138
L2606380.UP.FTS.B , 21 .09% , 2/10/25 .... 718 706
FW2604398.UP.FTS.B , 25 .04% , 2/10/25 .. 149 147
FW2608083.UP.FTS.B , 29 .04% , 2/10/25 .. 640 629
L2559948.UP.FTS.B , 6 .36% , 2/11/25 ..... 4,604 4,546
FW2610553.UP.FTS.B , 7 .05% , 2/11/25 ... 729 719
L2611637.UP.FTS.B , 7 .21% , 2/11/25 ..... 782 771
L2613730.UP.FTS.B , 7 .75% , 2/11/25 ..... 3,171 3,124
FW2615331.UP.FTS.B , 10 .38% , 2/11/25 .. 190 187
FW2609609.UP.FTS.B , 11 .5% , 2/11/25 ... 385 378
L2612036.UP.FTS.B , 13 .32% , 2/11/25 .... 708 695
L2607238.UP.FTS.B , 13 .47% , 2/11/25 .... 394 387
L2614740.UP.FTS.B , 14 .28% , 2/11/25 .... 1,444 1,420
FW2610423.UP.FTS.B , 17 .65% , 2/11/25 .. 551 542
L2615349.UP.FTS.B , 17 .97% , 2/11/25 .... 554 40
L2614223.UP.FTS.B , 18 .74% , 2/11/25 .... 628 618
L2610485.UP.FTS.B , 21 .72% , 2/11/25 .... 1,456 1,431
FW2613906.UP.FTS.B , 22 .85% , 2/11/25 .. 146 144
L2613386.UP.FTS.B , 22 .9% , 2/11/25 ..... 921 907
L2615495.UP.FTS.B , 24 .65% , 2/11/25 .... 1,176 1,157
FW2611527.UP.FTS.B , 26 .67% , 2/11/25 .. 3,037 2,989
FW2610708.UP.FTS.B , 31 .36% , 2/11/25 .. 558 489
L2608607.UP.FTS.B , 7 .29% , 2/12/25 .... 1,222 1,205
L2617531.UP.FTS.B , 9 .41% , 2/14/25 .... 1,589 1,565
L2618393.UP.FTS.B , 12 .87% , 2/14/25 .... 631 620
FW2616160.UP.FTS.B , 13 .5% , 2/14/25 ... 167 165
L2617246.UP.FTS.B , 16 .8% , 2/14/25 .... 1,296 1,276
L2584870.UP.FTS.B , 18 .22% , 2/14/25 .... 273 268
L2616222.UP.FTS.B , 19 .49% , 2/14/25 .... 243 239
L2617430.UP.FTS.B , 20 .47% , 2/14/25 .... 2,308 2,271

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2615004.UP.FTS.B , 20 .75% , 2/14/25 .... $ 285 $ 281
FW2615790.UP.FTS.B , 25 .6% , 2/14/25 ... 376 370
FW2617005.UP.FTS.B , 25 .65% , 2/14/25 .. 301 296
FW2617024.UP.FTS.B , 28 .53% , 2/14/25 .. 775 763
L1715704.UP.FTS.B , 11 .53% , 2/15/25 .... 1,419 1,396
L1715893.UP.FTS.B , 19 .55% , 2/15/25 .... 523 235
L1888732.UP.FTS.B , 18 .47% , 3/20/25 .... 909 784
L2950073.UP.FTS.B , 6 .9% , 4/14/25 ..... 1,593 1,570
L2949006.UP.FTS.B , 7 .34% , 4/14/25 .... 1,350 1,329
L2949710.UP.FTS.B , 9 .46% , 4/14/25 .... 1,609 1,583
L2950058.UP.FTS.B , 9 .46% , 4/14/25 .... 405 398
FW2950661.UP.FTS.B , 9 .55% , 4/14/25 ... 651 641
L2949804.UP.FTS.B , 11 .24% , 4/14/25 .... 327 321
L2950816.UP.FTS.B , 11 .31% , 4/14/25 .... 325 320
L2949385.UP.FTS.B , 11 .88% , 4/14/25 .... 2,060 2,026
L2951900.UP.FTS.B , 12 .02% , 4/14/25 .... 1,347 1,321
L2950678.UP.FTS.B , 12 .4% , 4/14/25 .... 415 407
L2951520.UP.FTS.B , 13 .5% , 4/14/25 .... 784 769
L2949379.UP.FTS.B , 14 .06% , 4/14/25 .... 279 274
L2950382.UP.FTS.B , 15 .7% , 4/14/25 .... 199 195
L2951331.UP.FTS.B , 16 .4% , 4/14/25 .... 149 146
L2951781.UP.FTS.B , 16 .49% , 4/14/25 .... 874 861
L2950169.UP.FTS.B , 16 .64% , 4/14/25 .... 4,066 4,004
L2949677.UP.FTS.B , 21 .51% , 4/14/25 .... 4,820 348
L2951079.UP.FTS.B , 23 .91% , 4/14/25 .... 836 822
FW2950219.UP.FTS.B , 25 .83% , 4/14/25 .. 535 527
L2047834.UP.FTS.B , 9 .02% , 4/15/25 .... 499 490
L2294127.UP.FTS.B , 16 .18% , 5/21/25 .... 854 841
FW2295991.UP.FTS.B , 29 .39% , 5/21/25 .. 1,681 117
FW2298854.UP.FTS.B , 8 .03% , 5/22/25 ... 321 316
L2298269.UP.FTS.B , 8 .91% , 5/22/25 .... 6,081 1,235
FW2298127.UP.FTS.B , 18 .19% , 5/22/25 .. 436 429
FW2296618.UP.FTS.B , 19 .77% , 5/22/25 .. 181 178
L2294977.UP.FTS.B , 13 .32% , 5/27/25 .... 1,441 1,407
L2299094.UP.FTS.B , 19 .48% , 6/01/25 .... 334 328
L2299568.UP.FTS.B , 21 .13% , 6/06/25 .... 3,551 3,495
L2394315.UP.FTS.B , 7 .03% , 6/13/25 .... 961 944
L2427527.UP.FTS.B , 22 .56% , 6/13/25 .... 813 59
FW2423658.UP.FTS.B , 27 .05% , 6/13/25 .. 737 53
L2406128.UP.FTS.B , 11 .74% , 6/18/25 .... 429 356
L2436629.UP.FTS.B , 13 .84% , 6/18/25 .... 102 100
FW2603194.UP.FTS.B , 9 .76% , 7/10/25 ... 1,171 1,143
L2602759.UP.FTS.B , 17 .08% , 7/10/25 .... 3,224 3,165
FW2607955.UP.FTS.B , 23 .75% , 7/10/25 .. 1,157 1,131
L2616546.UP.FTS.B , 9 .84% , 7/14/25 .... 3,211 2,245
L1716921.UP.FTS.B , 23 .03% , 7/15/25 .... 1,040 1,022
FW2605911.UP.FTS.B , 17 .81% , 7/25/25 .. 2,151 155
L2950494.UP.FTS.B , 7 .36% , 9/14/25 .... 191 188
FW2951887.UP.FTS.B , 13 .49% , 9/14/25 .. 470 459
L2951348.UP.FTS.B , 13 .94% , 9/14/25 .... 754 735
FW2951735.UP.FTS.B , 15 .61% , 9/14/25 .. 2,189 1,419
L2048994.UP.FTS.B , 24 .16% , 9/15/25 .... 724 708
FW2951691.UP.FTS.B , 20 .36% , 9/28/25 .. 1,700 1,673
L2297395.UP.FTS.B , 17 .85% , 10/22/25 ... 2,709 2,665
L2437139.UP.FTS.B , 5 .87% , 11/18/25 .... 308 301
L2436181.UP.FTS.B , 20 .04% , 11/18/25 ... 2,951 214
L2439081.UP.FTS.B , 9 .27% , 11/27/25 .... 2,062 2,023
FW2428997.UP.FTS.B , 8 .05% , 11/28/25 .. 1,007 984
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1714660.UP.FTS.B , 8 .12% , 9/15/26 .... $ 15,969 $ 3,602
L1717453.UP.FTS.B , 9 .3% , 9/15/26 ..... 21,936 21,334
FW1716114.UP.FTS.B , 10 .5% , 9/15/26 ... 441 429
L1712309.UP.FTS.B , 10 .63% , 9/15/26 .... 1,786 1,742
L1716286.UP.FTS.B , 13 .58% , 9/15/26 .... 6,965 6,797
L1718329.UP.FTS.B , 15 .98% , 9/15/26 .... 2,064 475
L1714475.UP.FTS.B , 16 .18% , 9/15/26 .... 2,717 2,659
L1716175.UP.FTS.B , 19 .72% , 9/15/26 .... 5,008 4,905
L1714787.UP.FTS.B , 19 .9% , 9/15/26 .... 879 860
L1716305.UP.FTS.B , 19 .95% , 9/15/26 .... 2,450 2,400
L1713636.UP.FTS.B , 22 .84% , 9/15/26 .... 2,147 2,104
L1717659.UP.FTS.B , 24 .51% , 9/15/26 .... 1,593 1,561
L1716148.UP.FTS.B , 25% , 9/15/26 ...... 681 157
L1714798.UP.FTS.B , 25 .5% , 9/15/26 .... 2,727 2,675
L1717974.UP.FTS.B , 25 .5% , 9/15/26 .... 1,497 1,469
L1715574.UP.FTS.B , 25 .72% , 9/15/26 .... 3,643 3,575
L1713640.UP.FTS.B , 26 .25% , 9/15/26 .... 2,273 2,230
L1705442.UP.FTS.B , 26 .69% , 9/15/26 .... 3,794 3,724
FW1718296.UP.FTS.B , 26 .73% , 9/15/26 .. 3,947 3,874
FW1714570.UP.FTS.B , 27 .72% , 9/15/26 .. 4,368 4,291
FW1714502.UP.FTS.B , 28 .45% , 9/15/26 .. 4,727 3,118
FW1718304.UP.FTS.B , 30 .56% , 9/15/26 .. 1,577 1,550
FW1708223.UP.FTS.B , 31 .43% , 9/15/26 .. 2,161 2,125
FW1712750.UP.FTS.B , 31 .43% , 9/15/26 .. 11,199 1,686
FW1718952.UP.FTS.B , 31 .98% , 9/15/26 .. 4,453 4,382
FW1718497.UP.FTS.B , 32 .01% , 9/15/26 .. 1,314 1,293
FW1886121.UP.FTS.B , 7 .36% , 10/20/26 .. 1,776 1,711
L1888552.UP.FTS.B , 7 .94% , 10/20/26 .... 13,442 13,074
L1888883.UP.FTS.B , 8 .11% , 10/20/26 .... 5,768 5,610
L1882812.UP.FTS.B , 8 .28% , 10/20/26 .... 13,504 13,136
L1886838.UP.FTS.B , 9 .58% , 10/20/26 .... 4,884 352
L1885593.UP.FTS.B , 10 .23% , 10/20/26 ... 20,602 20,078
FW1885766.UP.FTS.B , 12 .47% , 10/20/26 . 15,153 14,784
L1885346.UP.FTS.B , 12 .58% , 10/20/26 ... 1,427 1,393
L1885846.UP.FTS.B , 13 .96% , 10/20/26 ... 12,110 11,819
L1888251.UP.FTS.B , 14 .9% , 10/20/26 .... 1,702 98
L1883791.UP.FTS.B , 16% , 10/20/26 ..... 5,481 5,405
L1887062.UP.FTS.B , 16 .6% , 10/20/26 .... 2,482 2,432
FW1887343.UP.FTS.B , 17 .02% , 10/20/26 . 1,067 1,052
L1882034.UP.FTS.B , 17 .06% , 10/20/26 ... 2,516 2,465
FW1886267.UP.FTS.B , 17 .53% , 10/20/26 . 5,263 5,158
L1884411.UP.FTS.B , 17 .65% , 10/20/26 ... 3,465 802
FW1885177.UP.FTS.B , 19 .83% , 10/20/26 . 3,118 3,058
L1888979.UP.FTS.B , 20 .2% , 10/20/26 .... 9,397 9,218
L1886466.UP.FTS.B , 20 .85% , 10/20/26 ... 7,299 7,161
L1889370.UP.FTS.B , 21 .62% , 10/20/26 ... 5,305 5,206
L1887570.UP.FTS.B , 22 .24% , 10/20/26 ... 1,709 1,678
L1887186.UP.FTS.B , 23 .15% , 10/20/26 ... 1,079 1,060
FW1888999.UP.FTS.B , 23 .52% , 10/20/26 . 2,510 2,467
L1886386.UP.FTS.B , 23 .7% , 10/20/26 .... 2,930 2,879
L1882558.UP.FTS.B , 25 .08% , 10/20/26 ... 884 869
FW1887450.UP.FTS.B , 25 .16% , 10/20/26 . 8,267 8,131
FW1885417.UP.FTS.B , 25 .25% , 10/20/26 . 2,758 2,713
L1888117.UP.FTS.B , 25 .32% , 10/20/26 ... 2,264 2,226
L1865153.UP.FTS.B , 25 .42% , 10/20/26 ... 4,033 3,966
L1885219.UP.FTS.B , 25 .47% , 10/20/26 ... 653 47
L1888296.UP.FTS.B , 25 .48% , 10/20/26 ... 4,971 3,245
L1888453.UP.FTS.B , 25 .56% , 10/20/26 ... 8,807 8,662

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1885428.UP.FTS.B , 25 .94% , 10/20/26 ... $ 7,942 $ 7,813
L1862311.UP.FTS.B , 26 .09% , 10/20/26 ... 4,669 3,050
FW1886962.UP.FTS.B , 27 .78% , 10/20/26 . 5,660 5,573
FW1885184.UP.FTS.B , 29 .51% , 10/20/26 . 7,718 7,607
FW1884150.UP.FTS.B , 30 .85% , 10/20/26 . 611 602
FW1886189.UP.FTS.B , 30 .94% , 10/20/26 . 2,050 2,021
FW1888248.UP.FTS.B , 31 .19% , 10/20/26 . 7,105 7,002
FW1888517.UP.FTS.B , 31 .21% , 10/20/26 . 1,171 1,155
FW1886674.UP.FTS.B , 31 .35% , 10/20/26 . 2,669 2,630
FW1888130.UP.FTS.B , 31 .35% , 10/20/26 . 763 752
L2047884.UP.FTS.B , 7 .92% , 11/15/26 .... 6,915 6,728
L2049043.UP.FTS.B , 8 .02% , 11/15/26 .... 7,891 7,669
L2048411.UP.FTS.B , 8 .56% , 11/15/26 .... 1,861 1,809
L2047237.UP.FTS.B , 9 .32% , 11/15/26 .... 3,313 3,221
FW2046704.UP.FTS.B , 9 .53% , 11/15/26 .. 7,120 6,922
L2048415.UP.FTS.B , 9 .54% , 11/15/26 .... 7,592 7,381
L2039266.UP.FTS.B , 10 .56% , 11/15/26 ... 1,718 1,678
L2047893.UP.FTS.B , 10 .71% , 11/15/26 ... 2,407 2,344
L2047021.UP.FTS.B , 10 .99% , 11/15/26 ... 17,990 17,515
L2047288.UP.FTS.B , 11 .81% , 11/15/26 ... 635 618
FW2047068.UP.FTS.B , 12 .14% , 11/15/26 . 495 483
L2048156.UP.FTS.B , 13 .55% , 11/15/26 ... 3,121 3,042
L2046597.UP.FTS.B , 14 .02% , 11/15/26 ... 10,036 9,781
L2047243.UP.FTS.B , 14 .23% , 11/15/26 ... 9,058 8,828
FW2047393.UP.FTS.B , 14 .85% , 11/15/26 . 5,068 4,988
FW2049034.UP.FTS.B , 15 .15% , 11/15/26 . 3,269 3,217
L2048596.UP.FTS.B , 15 .55% , 11/15/26 ... 3,044 2,968
L2048855.UP.FTS.B , 15 .99% , 11/15/26 ... 4,757 4,683
FW2047282.UP.FTS.B , 16 .13% , 11/15/26 . 1,451 1,422
L2045526.UP.FTS.B , 16 .56% , 11/15/26 ... 11,359 1,569
L2048386.UP.FTS.B , 16 .67% , 11/15/26 ... 5,448 3,390
L2046948.UP.FTS.B , 17 .39% , 11/15/26 ... 7,835 7,718
L2046932.UP.FTS.B , 17 .96% , 11/15/26 ... 10,486 10,233
L2049268.UP.FTS.B , 19 .7% , 11/15/26 .... 3,751 3,671
L2047722.UP.FTS.B , 19 .71% , 11/15/26 ... 5,302 5,225
L2049153.UP.FTS.B , 19 .94% , 11/15/26 ... 5,374 5,257
FW2047226.UP.FTS.B , 20 .73% , 11/15/26 . 2,711 2,653
L2047279.UP.FTS.B , 20 .87% , 11/15/26 ... 4,886 4,782
L2047474.UP.FTS.B , 21 .16% , 11/15/26 ... 6,506 6,368
L2048606.UP.FTS.B , 21 .48% , 11/15/26 ... 5,539 5,425
L2047175.UP.FTS.B , 21 .59% , 11/15/26 ... 686 439
L2047532.UP.FTS.B , 21 .84% , 11/15/26 ... 2,743 2,686
L2047358.UP.FTS.B , 21 .89% , 11/15/26 ... 2,743 2,686
L2047197.UP.FTS.B , 21 .93% , 11/15/26 ... 5,985 5,860
FW2047187.UP.FTS.B , 22 .1% , 11/15/26 .. 8,798 8,616
FW2049063.UP.FTS.B , 22 .49% , 11/15/26 . 15,471 15,151
FW2047777.UP.FTS.B , 22 .57% , 11/15/26 . 2,059 492
L2047210.UP.FTS.B , 23 .31% , 11/15/26 ... 5,012 4,912
L2048190.UP.FTS.B , 23 .66% , 11/15/26 ... 7,592 4,878
FW2047866.UP.FTS.B , 23 .86% , 11/15/26 . 3,387 55
L2046912.UP.FTS.B , 23 .87% , 11/15/26 ... 1,912 1,223
L2048336.UP.FTS.B , 24 .12% , 11/15/26 ... 2,284 2,240
FW2034466.UP.FTS.B , 24 .37% , 11/15/26 . 1,577 1,546
L2047240.UP.FTS.B , 24 .44% , 11/15/26 ... 3,654 3,584
L2047586.UP.FTS.B , 24 .7% , 11/15/26 .... 1,300 1,275
L2019591.UP.FTS.B , 24 .92% , 11/15/26 ... 5,149 5,046
L2047674.UP.FTS.B , 25 .3% , 11/15/26 .... 2,445 356
L2048978.UP.FTS.B , 25 .37% , 11/15/26 ... 5,688 5,579
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2049419.UP.FTS.B , 25 .38% , 11/15/26 ... $ 601 $ 590
L2048909.UP.FTS.B , 25 .5% , 11/15/26 .... 1,481 1,453
L2043947.UP.FTS.B , 25 .57% , 11/15/26 ... 1,368 1,342
FW2027220.UP.FTS.B , 25 .94% , 11/15/26 . 973 954
FW2047100.UP.FTS.B , 26 .77% , 11/15/26 . 1,731 1,699
FW2045584.UP.FTS.B , 27 .07% , 11/15/26 . 3,603 3,536
FW2048599.UP.FTS.B , 28 .16% , 11/15/26 . 619 –
FW2047988.UP.FTS.B , 29 .5% , 11/15/26 .. 4,868 4,784
FW2047468.UP.FTS.B , 30 .8% , 11/15/26 .. 1,047 1,030
FW2049349.UP.FTS.B , 30 .81% , 11/15/26 . 960 943
FW2049409.UP.FTS.B , 31 .09% , 11/15/26 . 6,135 6,035
FW1979816.UP.FTS.B , 31 .12% , 11/15/26 . 1,691 1,663
FW2046950.UP.FTS.B , 31 .12% , 11/15/26 . 4,511 4,436
FW2048800.UP.FTS.B , 31 .12% , 11/15/26 . 1,841 1,811
FW2048749.UP.FTS.B , 31 .13% , 11/15/26 . 1,542 1,516
FW2047818.UP.FTS.B , 31 .21% , 11/15/26 . 2,089 309
FW2047594.UP.FTS.B , 31 .24% , 11/15/26 . 851 836
FW2048610.UP.FTS.B , 31 .92% , 11/15/26 . 3,938 3,873
FW2096102.UP.FTS.B , 7 .51% , 11/22/26 .. 3,915 3,806
L2094764.UP.FTS.B , 11 .93% , 11/22/26 ... 1,421 1,386
FW2094906.UP.FTS.B , 12 .24% , 11/22/26 . 1,328 1,295
FW2083090.UP.FTS.B , 12 .64% , 11/22/26 . 463 452
L2094888.UP.FTS.B , 12 .99% , 11/22/26 ... 744 725
L2095193.UP.FTS.B , 13 .04% , 11/22/26 ... 3,625 2,217
L2095349.UP.FTS.B , 13 .57% , 11/22/26 ... 2,450 176
L2094766.UP.FTS.B , 16 .38% , 11/22/26 ... 2,065 2,037
FW2095326.UP.FTS.B , 16 .9% , 11/22/26 .. 2,596 2,562
L2095105.UP.FTS.B , 17 .31% , 11/22/26 ... 11,336 7,136
FW2094890.UP.FTS.B , 17 .34% , 11/22/26 . 7,827 7,725
FW2096292.UP.FTS.B , 18 .39% , 11/22/26 . 4,541 4,453
L2094851.UP.FTS.B , 18 .61% , 11/22/26 ... 24,199 23,891
FW2096280.UP.FTS.B , 19 .26% , 11/22/26 . 5,268 5,169
L2096899.UP.FTS.B , 19 .33% , 11/22/26 ... 8,125 7,972
L2096144.UP.FTS.B , 19 .54% , 11/22/26 ... 7,956 7,805
L2095820.UP.FTS.B , 19 .69% , 11/22/26 ... 5,832 5,722
FW2094159.UP.FTS.B , 20 .44% , 11/22/26 . 5,078 4,983
L2095646.UP.FTS.B , 21 .32% , 11/22/26 ... 803 793
L2096760.UP.FTS.B , 21 .84% , 11/22/26 ... 6,032 5,927
L2094894.UP.FTS.B , 22 .2% , 11/22/26 .... 705 697
FW2095395.UP.FTS.B , 22 .89% , 11/22/26 . 1,000 982
FW2096115.UP.FTS.B , 23 .24% , 11/22/26 . 1,781 1,751
FW2024402.UP.FTS.B , 24 .5% , 11/22/26 .. 6,766 6,657
L2094789.UP.FTS.B , 24 .85% , 11/22/26 ... 11,226 11,047
L2094507.UP.FTS.B , 25 .13% , 11/22/26 ... 738 725
L2094312.UP.FTS.B , 25 .16% , 11/22/26 ... 17,140 16,869
L2096356.UP.FTS.B , 25 .27% , 11/22/26 ... 568 559
L2093956.UP.FTS.B , 25 .33% , 11/22/26 ... 2,040 1,318
FW2095277.UP.FTS.B , 25 .75% , 11/22/26 . 8,566 8,433
L2094270.UP.FTS.B , 25 .87% , 11/22/26 ... 1,830 1,801
FW2096631.UP.FTS.B , 26 .76% , 11/22/26 . 2,291 2,256
FW2095637.UP.FTS.B , 26 .8% , 11/22/26 .. 2,203 2,170
FW2094585.UP.FTS.B , 27 .16% , 11/22/26 . 3,055 1,973
L2096054.UP.FTS.B , 27 .38% , 11/22/26 ... 1,916 1,887
L2096384.UP.FTS.B , 27 .83% , 11/22/26 ... 5,363 5,285
FW2096342.UP.FTS.B , 28 .48% , 11/22/26 . 3,036 1,980
FW2094402.UP.FTS.B , 28 .65% , 11/22/26 . 2,204 331
FW2096376.UP.FTS.B , 29 .09% , 11/22/26 . 3,276 3,230
FW2094834.UP.FTS.B , 29 .86% , 11/22/26 . 2,972 2,931

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2096279.UP.FTS.B , 30 .8% , 11/22/26 .. $ 719 $ 710
FW2094660.UP.FTS.B , 31 .22% , 11/22/26 . 6,500 6,415
FW2096663.UP.FTS.B , 31 .48% , 11/22/26 . 3,024 2,986
FW2089645.UP.FTS.B , 31 .75% , 11/22/26 . 5,746 5,558
L2046907.UP.FTS.B , 21 .17% , 11/28/26 ... 2,024 1,982
L2096773.UP.FTS.B , 24 .83% , 12/03/26 ... 1,702 1,675
L2096134.UP.FTS.B , 22 .43% , 12/06/26 ... 3,735 3,668
FW2295931.UP.FTS.B , 5 .9% , 12/21/26 ... 7,058 6,789
FW2293082.UP.FTS.B , 6 .16% , 12/21/26 .. 2,092 2,015
FW2293764.UP.FTS.B , 6 .23% , 12/21/26 .. 10,392 9,997
L2296513.UP.FTS.B , 7 .11% , 12/21/26 .... 2,142 155
FW2293501.UP.FTS.B , 7 .39% , 12/21/26 .. 3,542 3,443
L2292686.UP.FTS.B , 7 .74% , 12/21/26 .... 1,444 1,404
L2295874.UP.FTS.B , 7 .93% , 12/21/26 .... 3,421 3,327
L2293167.UP.FTS.B , 8 .19% , 12/21/26 .... 3,869 3,761
L2295697.UP.FTS.B , 8 .34% , 12/21/26 .... 582 566
L2295880.UP.FTS.B , 8 .72% , 12/21/26 .... 1,461 1,420
L2295310.UP.FTS.B , 9 .3% , 12/21/26 .... 3,724 3,625
L2294640.UP.FTS.B , 9 .73% , 12/21/26 .... 1,497 1,459
L2294345.UP.FTS.B , 12 .41% , 12/21/26 ... 4,331 4,220
L2288385.UP.FTS.B , 12 .86% , 12/21/26 ... 2,566 2,500
L2295080.UP.FTS.B , 13 .33% , 12/21/26 ... 2,165 2,123
L2294220.UP.FTS.B , 13 .69% , 12/21/26 ... 3,105 3,026
L2294373.UP.FTS.B , 13 .7% , 12/21/26 .... 2,742 2,673
L2294790.UP.FTS.B , 13 .78% , 12/21/26 ... 3,171 3,094
FW2293923.UP.FTS.B , 16 .04% , 12/21/26 . 1,622 1,599
L2294540.UP.FTS.B , 16 .91% , 12/21/26 ... 942 68
FW2293821.UP.FTS.B , 17 .3% , 12/21/26 .. 598 587
L2296049.UP.FTS.B , 17 .33% , 12/21/26 ... 2,697 2,659
L2293602.UP.FTS.B , 17 .68% , 12/21/26 ... 5,665 5,587
L2295430.UP.FTS.B , 18 .6% , 12/21/26 .... 8,422 1,977
L2295608.UP.FTS.B , 18 .98% , 12/21/26 ... 5,487 5,380
FW2293617.UP.FTS.B , 19 .06% , 12/21/26 . 3,847 3,795
FW2294886.UP.FTS.B , 19 .07% , 12/21/26 . 1,079 1,065
FW2293806.UP.FTS.B , 19 .41% , 12/21/26 . 4,363 4,305
L2296294.UP.FTS.B , 19 .65% , 12/21/26 ... 862 846
FW2289691.UP.FTS.B , 20 .05% , 12/21/26 . 2,778 2,728
L2293347.UP.FTS.B , 20 .07% , 12/21/26 ... 16,668 16,347
L2293707.UP.FTS.B , 21 .03% , 12/21/26 ... 4,211 4,132
L2295159.UP.FTS.B , 21 .2% , 12/21/26 .... 1,856 1,822
L2294842.UP.FTS.B , 21 .22% , 12/21/26 ... 2,813 2,762
L2296434.UP.FTS.B , 21 .52% , 12/21/26 ... 1,411 1,385
L2296037.UP.FTS.B , 22 .38% , 12/21/26 ... 2,773 2,725
L2286942.UP.FTS.B , 22 .51% , 12/21/26 ... 1,274 1,252
L2293386.UP.FTS.B , 22 .55% , 12/21/26 ... 4,563 4,483
L2294767.UP.FTS.B , 23 .15% , 12/21/26 ... 1,502 1,477
FW2295460.UP.FTS.B , 23 .88% , 12/21/26 . 16,083 10,168
L2295515.UP.FTS.B , 24 .19% , 12/21/26 ... 8,698 8,554
L2295990.UP.FTS.B , 24 .34% , 12/21/26 ... 2,482 2,440
L2293012.UP.FTS.B , 24 .54% , 12/21/26 ... 1,746 1,715
L2293989.UP.FTS.B , 24 .69% , 12/21/26 ... 1,748 1,719
L2294601.UP.FTS.B , 24 .7% , 12/21/26 .... 29,134 28,659
L2246443.UP.FTS.B , 25 .23% , 12/21/26 ... 649 639
L2295322.UP.FTS.B , 25 .28% , 12/21/26 ... 2,530 2,489
L2294392.UP.FTS.B , 25 .44% , 12/21/26 ... 11,349 11,174
L2287500.UP.FTS.B , 25 .45% , 12/21/26 ... 3,795 3,735
L2292073.UP.FTS.B , 25 .46% , 12/21/26 ... 1,762 1,734
FW2294924.UP.FTS.B , 28 .38% , 12/21/26 . 3,502 3,451
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2294300.UP.FTS.B , 29 .67% , 12/21/26 . $ 3,180 $ 2,052
FW2293261.UP.FTS.B , 30 .26% , 12/21/26 . 676 666
FW2295156.UP.FTS.B , 30 .61% , 12/21/26 . 1,443 218
FW2296110.UP.FTS.B , 30 .89% , 12/21/26 . 684 675
FW2294105.UP.FTS.B , 30 .94% , 12/21/26 . 7,762 7,653
FW2295248.UP.FTS.B , 30 .94% , 12/21/26 . 2,376 2,346
FW2293727.UP.FTS.B , 31 .05% , 12/21/26 . 937 611
FW2293310.UP.FTS.B , 31 .11% , 12/21/26 . 1,114 1,099
FW2295496.UP.FTS.B , 31 .18% , 12/21/26 . 1,673 1,650
FW2293684.UP.FTS.B , 31 .29% , 12/21/26 . 1,860 1,836
L2298042.UP.FTS.B , 5 .42% , 12/22/26 .... 4,836 350
L2300162.UP.FTS.B , 5 .78% , 12/22/26 .... 704 677
L2298149.UP.FTS.B , 5 .81% , 12/22/26 .... 22,050 21,210
L2298867.UP.FTS.B , 6 .47% , 12/22/26 .... 7,109 4,160
L2298677.UP.FTS.B , 6 .71% , 12/22/26 .... 1,659 1,596
FW2298647.UP.FTS.B , 6 .85% , 12/22/26 .. 23,770 22,869
L2296512.UP.FTS.B , 6 .86% , 12/22/26 .... 14,267 13,731
FW2299026.UP.FTS.B , 7 .03% , 12/22/26 .. 2,383 2,317
L2299006.UP.FTS.B , 7 .25% , 12/22/26 .... 7,605 7,396
L2298624.UP.FTS.B , 7 .52% , 12/22/26 .... 17,050 10,214
L2300059.UP.FTS.B , 7 .96% , 12/22/26 .... 2,401 2,334
FW2297741.UP.FTS.B , 8 .43% , 12/22/26 .. 2,911 2,831
L2296751.UP.FTS.B , 9 .09% , 12/22/26 .... 2,935 2,855
FW2300319.UP.FTS.B , 9 .33% , 12/22/26 .. 2,061 2,006
L2275171.UP.FTS.B , 9 .45% , 12/22/26 .... 1,228 1,195
FW2275119.UP.FTS.B , 10 .09% , 12/22/26 . 14,861 14,459
L2261699.UP.FTS.B , 10 .41% , 12/22/26 ... 1,989 1,936
L2299578.UP.FTS.B , 10 .73% , 12/22/26 ... 2,194 2,138
L2296896.UP.FTS.B , 10 .8% , 12/22/26 .... 1,499 1,461
L2296884.UP.FTS.B , 10 .85% , 12/22/26 ... 5,001 4,871
FW2300491.UP.FTS.B , 11 .05% , 12/22/26 . 1,399 1,363
L2299162.UP.FTS.B , 11 .99% , 12/22/26 ... 6,218 3,773
L2288091.UP.FTS.B , 12 .04% , 12/22/26 ... 5,073 4,944
L2296913.UP.FTS.B , 12 .48% , 12/22/26 ... 5,304 5,172
FW2296819.UP.FTS.B , 12 .8% , 12/22/26 .. 512 499
L2297301.UP.FTS.B , 13 .19% , 12/22/26 ... 2,629 1,598
L2297394.UP.FTS.B , 13 .43% , 12/22/26 ... 2,063 2,012
FW2295002.UP.FTS.B , 13 .45% , 12/22/26 . 877 855
L2297583.UP.FTS.B , 14 .22% , 12/22/26 ... 10,384 2,212
FW2296544.UP.FTS.B , 14 .31% , 12/22/26 . 2,606 2,542
L2296608.UP.FTS.B , 15 .19% , 12/22/26 ... 8,895 8,681
L2298101.UP.FTS.B , 15 .46% , 12/22/26 ... 2,141 2,111
FW2298689.UP.FTS.B , 15 .52% , 12/22/26 . 9,248 9,116
FW2298989.UP.FTS.B , 15 .65% , 12/22/26 . 4,115 2,553
L2300266.UP.FTS.B , 15 .81% , 12/22/26 ... 11,503 11,228
L2297545.UP.FTS.B , 16 .01% , 12/22/26 ... 2,526 181
L2297702.UP.FTS.B , 16 .54% , 12/22/26 ... 758 748
FW2296844.UP.FTS.B , 16 .78% , 12/22/26 . 1,232 1,216
FW2242642.UP.FTS.B , 17 .23% , 12/22/26 . 3,735 3,685
L2297622.UP.FTS.B , 17 .73% , 12/22/26 ... 2,852 2,789
FW2298313.UP.FTS.B , 17 .76% , 12/22/26 . 8,238 8,126
L2297949.UP.FTS.B , 18 .76% , 12/22/26 ... 2,191 2,150
FW2298046.UP.FTS.B , 19 .21% , 12/22/26 . 5,508 5,406
FW2299900.UP.FTS.B , 19 .29% , 12/22/26 . 27,465 19,695
L2296627.UP.FTS.B , 19 .74% , 12/22/26 ... 2,771 2,735
L2298737.UP.FTS.B , 20 .98% , 12/22/26 ... 2,806 2,755
L2300374.UP.FTS.B , 21 .31% , 12/22/26 ... 1,667 1,639
L2296777.UP.FTS.B , 21 .4% , 12/22/26 .... 5,638 5,545

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2298033.UP.FTS.B , 21 .61% , 12/22/26 . $ 9,319 $ 9,152
L2299056.UP.FTS.B , 22% , 12/22/26 ..... 3,289 3,234
L2298829.UP.FTS.B , 22 .17% , 12/22/26 ... 3,323 3,265
FW2297460.UP.FTS.B , 22 .74% , 12/22/26 . 29,736 19,034
L2300367.UP.FTS.B , 22 .94% , 12/22/26 ... 1,244 178
L2296515.UP.FTS.B , 22 .98% , 12/22/26 ... 1,718 1,690
L2298974.UP.FTS.B , 23 .47% , 12/22/26 ... 1,036 1,018
FW2300425.UP.FTS.B , 23 .57% , 12/22/26 . 5,763 5,672
L2296775.UP.FTS.B , 23 .9% , 12/22/26 .... 2,602 2,561
L2296638.UP.FTS.B , 23 .96% , 12/22/26 ... 569 560
L2297604.UP.FTS.B , 24 .33% , 12/22/26 ... 871 858
L2299447.UP.FTS.B , 24 .64% , 12/22/26 ... 1,166 1,149
FW2295512.UP.FTS.B , 25 .12% , 12/22/26 . 3,814 3,761
L2282956.UP.FTS.B , 25 .27% , 12/22/26 ... 259 255
L2292373.UP.FTS.B , 25 .33% , 12/22/26 ... 997 980
L2297988.UP.FTS.B , 25 .38% , 12/22/26 ... 478 386
L2296962.UP.FTS.B , 25 .46% , 12/22/26 ... 2,000 1,971
L2298544.UP.FTS.B , 25 .47% , 12/22/26 ... 2,930 2,886
L2297795.UP.FTS.B , 26 .01% , 12/22/26 ... 7,982 1,909
L2296379.UP.FTS.B , 26 .17% , 12/22/26 ... 6,083 3,926
FW2299410.UP.FTS.B , 26 .2% , 12/22/26 .. 4,032 604
FW2298545.UP.FTS.B , 26 .68% , 12/22/26 . 8,081 7,966
FW2299436.UP.FTS.B , 27 .39% , 12/22/26 . 2,466 2,432
FW2296934.UP.FTS.B , 28 .08% , 12/22/26 . 3,432 3,385
FW2298568.UP.FTS.B , 28 .54% , 12/22/26 . 4,597 4,539
FW2297392.UP.FTS.B , 29 .67% , 12/22/26 . 1,098 1,084
FW2298522.UP.FTS.B , 29 .71% , 12/22/26 . 2,202 1,427
FW2296795.UP.FTS.B , 30 .46% , 12/22/26 . 923 913
FW2299169.UP.FTS.B , 30 .82% , 12/22/26 . 2,669 657
FW2281021.UP.FTS.B , 30 .86% , 12/22/26 . 3,591 2,326
FW2299939.UP.FTS.B , 30 .93% , 12/22/26 . 680 672
FW2297499.UP.FTS.B , 30 .95% , 12/22/26 . 680 672
FW2300108.UP.FTS.B , 31 .04% , 12/22/26 . 805 795
FW2298345.UP.FTS.B , 31 .12% , 12/22/26 . 114 113
FW2298159.UP.FTS.B , 31 .15% , 12/22/26 . 1,796 1,775
FW2296911.UP.FTS.B , 31 .17% , 12/22/26 . 726 717
FW2299655.UP.FTS.B , 31 .17% , 12/22/26 . 2,850 201
FW2294359.UP.FTS.B , 31 .33% , 12/22/26 . 31,080 29,871
FW2300018.UP.FTS.B , 31 .65% , 12/22/26 . 3,422 3,381
L2296095.UP.FTS.B , 23 .73% , 12/26/26 ... 5,738 5,642
L2293224.UP.FTS.B , 25 .74% , 1/05/27 .... 1,169 172
L2424153.UP.FTS.B , 4 .86% , 1/13/27 .... 23,525 22,620
L2426247.UP.FTS.B , 4 .87% , 1/13/27 .... 7,494 7,204
L2424670.UP.FTS.B , 5 .86% , 1/13/27 .... 4,618 4,440
L2425940.UP.FTS.B , 5 .96% , 1/13/27 .... 9,685 9,314
L2427954.UP.FTS.B , 5 .98% , 1/13/27 .... 14,608 14,046
FW2418004.UP.FTS.B , 6 .27% , 1/13/27 ... 16,007 1,949
FW2426682.UP.FTS.B , 6 .38% , 1/13/27 ... 7,655 2,975
L2424813.UP.FTS.B , 6 .62% , 1/13/27 .... 8,835 8,498
L2426387.UP.FTS.B , 7 .28% , 1/13/27 .... 2,227 2,143
FW2427607.UP.FTS.B , 7 .35% , 1/13/27 ... 7,878 7,659
L2425992.UP.FTS.B , 7 .55% , 1/13/27 .... 2,632 2,533
L2426489.UP.FTS.B , 7 .81% , 1/13/27 .... 5,978 5,810
L2427644.UP.FTS.B , 7 .93% , 1/13/27 .... 1,247 1,212
FW2427445.UP.FTS.B , 7 .98% , 1/13/27 ... 3,994 3,882
L2424761.UP.FTS.B , 8 .01% , 1/13/27 .... 2,754 2,681
L2426445.UP.FTS.B , 8 .42% , 1/13/27 .... 1,420 1,382
FW2426523.UP.FTS.B , 8 .45% , 1/13/27 ... 1,971 1,923
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2427091.UP.FTS.B , 8 .49% , 1/13/27 .... $ 3,516 $ 3,418
L2400286.UP.FTS.B , 8 .75% , 1/13/27 .... 3,832 1,540
L2424441.UP.FTS.B , 8 .96% , 1/13/27 .... 471 463
FW2426991.UP.FTS.B , 9 .24% , 1/13/27 ... 3,042 2,958
L2427076.UP.FTS.B , 9 .69% , 1/13/27 .... 4,290 4,174
L2427657.UP.FTS.B , 9 .7% , 1/13/27 ..... 549 542
L2425208.UP.FTS.B , 9 .97% , 1/13/27 .... 3,443 3,351
L2428214.UP.FTS.B , 10 .52% , 1/13/27 .... 1,391 1,353
L2423014.UP.FTS.B , 10 .64% , 1/13/27 .... 13,916 13,537
FW2425681.UP.FTS.B , 11 .84% , 1/13/27 .. 15,929 15,506
L2423675.UP.FTS.B , 12 .15% , 1/13/27 .... 3,274 3,188
L2426346.UP.FTS.B , 13 .31% , 1/13/27 .... 2,363 685
L2428411.UP.FTS.B , 15 .14% , 1/13/27 .... 2,605 2,562
FW2398372.UP.FTS.B , 15 .37% , 1/13/27 .. 6,420 6,315
FW2412323.UP.FTS.B , 15 .91% , 1/13/27 .. 5,513 5,373
L2406518.UP.FTS.B , 16% , 1/13/27 ...... 2,742 2,698
L2426798.UP.FTS.B , 16 .24% , 1/13/27 .... 8,791 8,569
L2428444.UP.FTS.B , 16 .71% , 1/13/27 .... 3,313 3,261
FW2428748.UP.FTS.B , 17 .09% , 1/13/27 .. 5,543 5,457
L2425118.UP.FTS.B , 17 .11% , 1/13/27 .... 3,881 3,797
FW2423151.UP.FTS.B , 17 .2% , 1/13/27 ... 2,443 2,390
L2428394.UP.FTS.B , 17 .4% , 1/13/27 .... 3,124 3,075
FW2425055.UP.FTS.B , 17 .43% , 1/13/27 .. 9,127 8,929
L2428454.UP.FTS.B , 18 .63% , 1/13/27 .... 4,240 4,151
L2422983.UP.FTS.B , 19 .45% , 1/13/27 .... 17,879 522
L2424684.UP.FTS.B , 20 .1% , 1/13/27 .... 3,388 3,317
L2426770.UP.FTS.B , 20 .84% , 1/13/27 .... 8,648 8,472
L2427912.UP.FTS.B , 21 .34% , 1/13/27 .... 580 568
FW2427047.UP.FTS.B , 22 .2% , 1/13/27 ... 13,807 1,949
L2428658.UP.FTS.B , 22 .41% , 1/13/27 .... 6,472 6,351
L2395761.UP.FTS.B , 22 .53% , 1/13/27 .... 17,595 17,253
L2425900.UP.FTS.B , 23 .2% , 1/13/27 .... 5,966 433
L2422984.UP.FTS.B , 23 .24% , 1/13/27 .... 7,786 7,647
L2425886.UP.FTS.B , 24 .76% , 1/13/27 .... 3,392 245
L2404751.UP.FTS.B , 24 .81% , 1/13/27 .... 10,793 10,596
L2422250.UP.FTS.B , 25 .13% , 1/13/27 .... 1,864 1,831
L2423497.UP.FTS.B , 25 .16% , 1/13/27 .... 962 945
L2399706.UP.FTS.B , 25 .18% , 1/13/27 .... 9,240 4,204
FW2428740.UP.FTS.B , 25 .25% , 1/13/27 .. 2,408 2,364
L2427874.UP.FTS.B , 25 .33% , 1/13/27 .... 427 268
L2424771.UP.FTS.B , 25 .96% , 1/13/27 .... 1,333 1,309
FW2424834.UP.FTS.B , 26 .08% , 1/13/27 .. 3,277 3,219
FW2425245.UP.FTS.B , 26 .25% , 1/13/27 .. 972 955
FW2426259.UP.FTS.B , 26 .65% , 1/13/27 .. 3,052 2,999
FW2425948.UP.FTS.B , 27 .28% , 1/13/27 .. 4,294 4,221
FW2424326.UP.FTS.B , 27 .8% , 1/13/27 ... 6,605 472
FW2422977.UP.FTS.B , 28 .17% , 1/13/27 .. 12,111 11,909
FW2425791.UP.FTS.B , 29 .41% , 1/13/27 .. 2,050 922
FW2426907.UP.FTS.B , 29 .43% , 1/13/27 .. 24,287 23,891
FW2423451.UP.FTS.B , 30 .19% , 1/13/27 .. 630 620
FW2426985.UP.FTS.B , 30 .26% , 1/13/27 .. 20,666 20,341
FW2427875.UP.FTS.B , 30 .3% , 1/13/27 ... 585 576
FW2423548.UP.FTS.B , 30 .41% , 1/13/27 .. 1,639 1,614
FW2425371.UP.FTS.B , 30 .51% , 1/13/27 .. 1,262 1,243
FW2423407.UP.FTS.B , 30 .57% , 1/13/27 .. 1,368 1,347
FW2425795.UP.FTS.B , 30 .94% , 1/13/27 .. 2,594 2,557
FW2425961.UP.FTS.B , 31 .09% , 1/13/27 .. 674 664
FW2423715.UP.FTS.B , 32 .57% , 1/13/27 .. 642 633

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2432124.UP.FTS.B , 5 .02% , 1/14/27 ... $ 24,051 $ 23,113
L2429437.UP.FTS.B , 5 .17% , 1/14/27 .... 5,518 5,310
L2435082.UP.FTS.B , 5 .24% , 1/14/27 .... 13,073 12,565
L2435136.UP.FTS.B , 5 .4% , 1/14/27 ..... 5,075 4,878
L2435334.UP.FTS.B , 5 .79% , 1/14/27 .... 1,506 1,448
FW2431037.UP.FTS.B , 6 .01% , 1/14/27 ... 1,949 1,874
FW2434481.UP.FTS.B , 6 .18% , 1/14/27 ... 2,818 2,742
L2434868.UP.FTS.B , 6 .25% , 1/14/27 .... 5,374 5,168
L2434814.UP.FTS.B , 6 .49% , 1/14/27 .... 1,274 1,225
L2432301.UP.FTS.B , 6 .51% , 1/14/27 .... 2,451 2,357
L2431798.UP.FTS.B , 6 .68% , 1/14/27 .... 6,772 6,523
FW2429354.UP.FTS.B , 6 .79% , 1/14/27 ... 25,769 5,245
L2432901.UP.FTS.B , 6 .93% , 1/14/27 .... 9,350 8,995
FW2430681.UP.FTS.B , 7 .21% , 1/14/27 ... 15,805 15,207
L2429292.UP.FTS.B , 7 .41% , 1/14/27 .... 5,948 5,780
L2430454.UP.FTS.B , 7 .62% , 1/14/27 .... 6,799 6,610
L2433097.UP.FTS.B , 7 .62% , 1/14/27 .... 19,186 18,649
L2434635.UP.FTS.B , 7 .74% , 1/14/27 .... 10,551 10,254
L2433991.UP.FTS.B , 7 .94% , 1/14/27 .... 3,324 3,234
L2429715.UP.FTS.B , 8 .3% , 1/14/27 ..... 2,005 1,949
L2434529.UP.FTS.B , 8 .37% , 1/14/27 .... 3,511 3,413
L2430462.UP.FTS.B , 8 .4% , 1/14/27 ..... 12,547 12,197
L2429477.UP.FTS.B , 8 .93% , 1/14/27 .... 7,019 6,825
L2429964.UP.FTS.B , 9 .01% , 1/14/27 .... 2,528 2,458
L2429979.UP.FTS.B , 9 .08% , 1/14/27 .... 1,518 1,476
L2432514.UP.FTS.B , 9 .62% , 1/14/27 .... 17,824 17,334
L2434796.UP.FTS.B , 9 .68% , 1/14/27 .... 12,738 12,388
L2434345.UP.FTS.B , 9 .69% , 1/14/27 .... 4,462 4,349
L2435560.UP.FTS.B , 10 .15% , 1/14/27 .... 13,174 12,826
FW2433055.UP.FTS.B , 10 .82% , 1/14/27 .. 1,811 1,761
L2430601.UP.FTS.B , 11 .3% , 1/14/27 ..... 9,094 8,849
FW2433199.UP.FTS.B , 12 .56% , 1/14/27 .. 1,582 1,540
L2429992.UP.FTS.B , 12 .6% , 1/14/27 .... 2,851 1,188
L2434462.UP.FTS.B , 12 .63% , 1/14/27 .... 1,062 1,034
FW2432090.UP.FTS.B , 12 .83% , 1/14/27 .. 3,437 3,346
L2435380.UP.FTS.B , 12 .98% , 1/14/27 .... 2,878 2,802
FW2430692.UP.FTS.B , 13 .13% , 1/14/27 .. 4,775 4,650
L2434354.UP.FTS.B , 13 .48% , 1/14/27 .... 2,664 2,595
L2433923.UP.FTS.B , 13 .81% , 1/14/27 .... 5,292 5,155
FW2429622.UP.FTS.B , 15 .13% , 1/14/27 .. 2,715 2,646
L2434928.UP.FTS.B , 15 .16% , 1/14/27 .... 2,714 2,645
L2429267.UP.FTS.B , 16 .52% , 1/14/27 .... 5,547 5,458
FW2435527.UP.FTS.B , 16 .65% , 1/14/27 .. 10,103 9,941
L2429626.UP.FTS.B , 16 .81% , 1/14/27 .... 2,211 2,177
L2426379.UP.FTS.B , 19 .1% , 1/14/27 .... 3,116 3,070
L2429755.UP.FTS.B , 19 .15% , 1/14/27 .... 8,500 8,322
L2430606.UP.FTS.B , 20 .16% , 1/14/27 .... 3,328 3,271
L2430735.UP.FTS.B , 20 .49% , 1/14/27 .... 4,007 3,926
L2431627.UP.FTS.B , 21 .05% , 1/14/27 .... 5,778 5,696
L2434159.UP.FTS.B , 21 .72% , 1/14/27 .... 973 26
L2432761.UP.FTS.B , 21 .77% , 1/14/27 .... 1,374 1,354
L2434330.UP.FTS.B , 21 .77% , 1/14/27 .... 5,238 5,165
L2432647.UP.FTS.B , 21 .91% , 1/14/27 .... 2,338 53
L2433930.UP.FTS.B , 22 .17% , 1/14/27 .... 6,309 6,189
L2433884.UP.FTS.B , 22 .52% , 1/14/27 .... 3,105 685
FW2434152.UP.FTS.B , 22 .94% , 1/14/27 .. 9,479 9,301
L2430627.UP.FTS.B , 24 .59% , 1/14/27 .... 6,792 493
L2435514.UP.FTS.B , 24 .62% , 1/14/27 .... 6,316 2,883
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2429892.UP.FTS.B , 24 .74% , 1/14/27 .... $ 1,139 $ 1,118
L2430498.UP.FTS.B , 25 .11% , 1/14/27 .... 32 32
L2432911.UP.FTS.B , 25 .19% , 1/14/27 .... 3,155 3,099
L2432337.UP.FTS.B , 25 .36% , 1/14/27 .... 7,664 7,563
L2428819.UP.FTS.B , 25 .51% , 1/14/27 .... 5,613 5,516
L2430801.UP.FTS.B , 25 .58% , 1/14/27 .... 101 7
L2430189.UP.FTS.B , 25 .96% , 1/14/27 .... 3,716 3,653
FW2427919.UP.FTS.B , 26 .2% , 1/14/27 ... 6,073 5,969
FW2433321.UP.FTS.B , 26 .46% , 1/14/27 .. 1,218 1,197
FW2430722.UP.FTS.B , 26 .47% , 1/14/27 .. 7,188 7,067
FW2434298.UP.FTS.B , 26 .5% , 1/14/27 ... 2,072 964
FW2428882.UP.FTS.B , 27 .27% , 1/14/27 .. 3,669 3,608
FW2435389.UP.FTS.B , 28 .43% , 1/14/27 .. 620 611
FW2435458.UP.FTS.B , 28 .74% , 1/14/27 .. 3,240 788
FW2429972.UP.FTS.B , 28 .92% , 1/14/27 .. 1,245 1,226
FW2432969.UP.FTS.B , 29 .06% , 1/14/27 .. 6,233 6,136
FW2431137.UP.FTS.B , 29 .79% , 1/14/27 .. 3,500 817
FW2429314.UP.FTS.B , 30 .55% , 1/14/27 .. 997 149
FW2432136.UP.FTS.B , 30 .97% , 1/14/27 .. 734 723
FW2431224.UP.FTS.B , 31 .01% , 1/14/27 .. 614 109
FW2434725.UP.FTS.B , 31 .06% , 1/14/27 .. 2,036 2,008
FW2431217.UP.FTS.B , 31 .18% , 1/14/27 .. 3,750 3,695
FW2434302.UP.FTS.B , 31 .74% , 1/14/27 .. 2,233 2,201
FW2430067.UP.FTS.B , 32 .35% , 1/14/27 .. 3,142 3,098
FW2433366.UP.FTS.B , 32 .7% , 1/14/27 ... 820 807
FW2429192.UP.FTS.B , 34 .62% , 1/14/27 .. 4,310 4,254
L2434046.UP.FTS.B , 17 .57% , 1/15/27 .... 5,299 5,168
L2426521.UP.FTS.B , 25 .33% , 1/16/27 .... 2,114 2,078
L2435572.UP.FTS.B , 5 .11% , 1/18/27 ..... 3,844 3,693
L2437289.UP.FTS.B , 5 .21% , 1/18/27 .... 9,641 9,263
L2438850.UP.FTS.B , 5 .32% , 1/18/27 .... 1,708 1,684
L2435960.UP.FTS.B , 5 .66% , 1/18/27 .... 2,109 279
L2437744.UP.FTS.B , 5 .82% , 1/18/27 .... 1,813 366
L2436314.UP.FTS.B , 6 .73% , 1/18/27 .... 4,152 3,993
L2436166.UP.FTS.B , 7 .3% , 1/18/27 ..... 4,950 4,761
FW2435037.UP.FTS.B , 7 .47% , 1/18/27 ... 7,150 4,213
L2437526.UP.FTS.B , 8 .11% , 1/18/27 ..... 2,700 2,624
L2435968.UP.FTS.B , 8 .28% , 1/18/27 .... 25,053 24,349
L2437670.UP.FTS.B , 8 .31% , 1/18/27 .... 2,496 2,426
L2435758.UP.FTS.B , 8 .38% , 1/18/27 .... 3,906 285
L2438360.UP.FTS.B , 8 .62% , 1/18/27 .... 8,857 5,225
FW2436679.UP.FTS.B , 8 .8% , 1/18/27 .... 2,521 2,451
L2436019.UP.FTS.B , 8 .91% , 1/18/27 .... 2,777 2,700
FW2436236.UP.FTS.B , 9 .07% , 1/18/27 ... 1,164 1,131
L2436597.UP.FTS.B , 9 .15% , 1/18/27 .... 2,532 2,462
L2439024.UP.FTS.B , 9 .19% , 1/18/27 .... 25,173 24,475
FW2437428.UP.FTS.B , 9 .23% , 1/18/27 ... 2,074 2,019
L2439293.UP.FTS.B , 9 .38% , 1/18/27 .... 2,539 2,468
L2435641.UP.FTS.B , 9 .42% , 1/18/27 .... 7,616 7,405
FW2437343.UP.FTS.B , 9 .49% , 1/18/27 ... 3,252 666
L2438805.UP.FTS.B , 9 .71% , 1/18/27 .... 5,862 5,700
L2438298.UP.FTS.B , 9 .72% , 1/18/27 .... 7,948 4,691
L2435766.UP.FTS.B , 10 .44% , 1/18/27 .... 5,913 5,751
L2435811.UP.FTS.B , 10 .45% , 1/18/27 .... 21,421 12,644
L2437164.UP.FTS.B , 11 .6% , 1/18/27 ..... 3,083 2,122
L2437916.UP.FTS.B , 11 .63% , 1/18/27 .... 2,608 2,538
L2435975.UP.FTS.B , 12 .06% , 1/18/27 .... 3,756 273
L2436053.UP.FTS.B , 13 .19% , 1/18/27 .... 23,891 23,266

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2435800.UP.FTS.B , 13 .45% , 1/18/27 .... $ 433 $ 426
FW2438200.UP.FTS.B , 13 .65% , 1/18/27 .. 259 254
L2436944.UP.FTS.B , 13 .68% , 1/18/27 .... 16,027 15,611
FW2435953.UP.FTS.B , 14 .04% , 1/18/27 .. 1,876 1,828
L2435828.UP.FTS.B , 15 .11% , 1/18/27 .... 5,426 5,288
L2436120.UP.FTS.B , 16 .49% , 1/18/27 .... 1,652 1,627
FW2437419.UP.FTS.B , 16 .93% , 1/18/27 .. 8,301 8,094
L2436235.UP.FTS.B , 19 .1% , 1/18/27 .... 2,628 1,631
FW2433283.UP.FTS.B , 19 .48% , 1/18/27 .. 2,821 2,780
L2437522.UP.FTS.B , 20 .01% , 1/18/27 .... 857 840
L2436835.UP.FTS.B , 20 .74% , 1/18/27 .... 8,640 8,476
L2438751.UP.FTS.B , 22 .96% , 1/18/27 .... 3,514 3,451
L2436458.UP.FTS.B , 23 .16% , 1/18/27 .... 1,163 1,143
FW2436112.UP.FTS.B , 23 .4% , 1/18/27 ... 2,072 2,035
L2435765.UP.FTS.B , 24 .15% , 1/18/27 .... 953 937
L2438451.UP.FTS.B , 24 .73% , 1/18/27 .... 4,070 4,002
L2436225.UP.FTS.B , 25 .02% , 1/18/27 .... 780 767
L2437383.UP.FTS.B , 25 .04% , 1/18/27 .... 7,208 7,087
L2438923.UP.FTS.B , 25 .2% , 1/18/27 .... 1,204 1,183
FW2437643.UP.FTS.B , 25 .44% , 1/18/27 .. 10,807 10,627
L2435585.UP.FTS.B , 25 .45% , 1/18/27 .... 249 227
L2435644.UP.FTS.B , 25 .47% , 1/18/27 .... 7,616 7,495
L2435936.UP.FTS.B , 25 .47% , 1/18/27 .... 1,297 307
L2436279.UP.FTS.B , 25 .97% , 1/18/27 .... 2,484 1,804
L2436823.UP.FTS.B , 26 .4% , 1/18/27 .... 2,373 2,335
FW2438660.UP.FTS.B , 27 .49% , 1/18/27 .. 2,460 2,421
FW2436660.UP.FTS.B , 28 .46% , 1/18/27 .. 2,465 2,427
FW2435922.UP.FTS.B , 28 .48% , 1/18/27 .. 2,481 2,444
FW2438088.UP.FTS.B , 28 .61% , 1/18/27 .. 3,525 518
FW2438349.UP.FTS.B , 30 .51% , 1/18/27 .. 851 839
FW2437637.UP.FTS.B , 31 .11% , 1/18/27 .. 1,079 1,064
FW2424349.UP.FTS.B , 31 .49% , 1/18/27 .. 2,261 159
FW2438118.UP.FTS.B , 31 .57% , 1/18/27 .. 5,224 5,152
FW2438330.UP.FTS.B , 31 .74% , 1/18/27 .. 2,296 2,265
L2432353.UP.FTS.B , 7 .41% , 1/20/27 .... 9,928 9,653
FW2426856.UP.FTS.B , 16 .14% , 1/21/27 .. 5,509 5,418
FW2423642.UP.FTS.B , 28 .44% , 1/22/27 .. 2,500 2,462
L2426699.UP.FTS.B , 13 .25% , 1/25/27 .... 6,389 6,221
L2403095.UP.FTS.B , 10 .86% , 1/28/27 .... 4,406 4,287
L2438087.UP.FTS.B , 9 .91% , 2/01/27 .... 24,903 24,226
FW2437431.UP.FTS.B , 30 .95% , 2/01/27 .. 1,181 1,165
L2431623.UP.FTS.B , 19 .58% , 2/02/27 .... 22,801 22,447
L2433080.UP.FTS.B , 22 .02% , 2/08/27 .... 9,624 9,453
L2604537.UP.FTS.B , 4 .81% , 2/10/27 .... 10,823 10,395
FW2607187.UP.FTS.B , 7 .26% , 2/10/27 ... 20,461 19,876
L2528315.UP.FTS.B , 7 .51% , 2/10/27 .... 5,903 5,738
L2604772.UP.FTS.B , 7 .89% , 2/10/27 .... 13,967 13,570
FW2594995.UP.FTS.B , 9 .66% , 2/10/27 ... 15,259 14,835
L2607571.UP.FTS.B , 9 .71% , 2/10/27 .... 10,531 10,239
L2604523.UP.FTS.B , 10 .02% , 2/10/27 .... 9,238 8,983
L2606699.UP.FTS.B , 11 .87% , 2/10/27 .... 12,950 12,591
L2608120.UP.FTS.B , 12 .12% , 2/10/27 .... 14,555 14,153
L2606144.UP.FTS.B , 12 .19% , 2/10/27 .... 2,024 1,979
L2602160.UP.FTS.B , 13 .05% , 2/10/27 .... 4,646 4,519
L2606798.UP.FTS.B , 13 .38% , 2/10/27 .... 5,487 5,338
L2605310.UP.FTS.B , 13 .4% , 2/10/27 .... 3,941 807
L2604725.UP.FTS.B , 13 .41% , 2/10/27 .... 1,814 1,764
L2608712.UP.FTS.B , 13 .54% , 2/10/27 .... 2,199 2,139
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2607120.UP.FTS.B , 13 .67% , 2/10/27 .... $ 9,740 $ 9,478
L2607960.UP.FTS.B , 13 .74% , 2/10/27 .... 4,131 4,019
FW2604743.UP.FTS.B , 13 .75% , 2/10/27 .. 7,173 6,978
FW2606882.UP.FTS.B , 13 .95% , 2/10/27 .. 4,417 4,297
FW2605016.UP.FTS.B , 14 .07% , 2/10/27 .. 1,425 103
L2603034.UP.FTS.B , 14 .68% , 2/10/27 .... 5,787 5,683
FW2606203.UP.FTS.B , 14 .78% , 2/10/27 .. 1,782 1,735
FW2602616.UP.FTS.B , 14 .79% , 2/10/27 .. 27,888 27,143
FW2608870.UP.FTS.B , 15 .02% , 2/10/27 .. 8,325 8,104
FW2602511.UP.FTS.B , 15 .19% , 2/10/27 .. 15,778 15,359
L2605446.UP.FTS.B , 15 .44% , 2/10/27 .... 2,411 2,369
L2606023.UP.FTS.B , 15 .7% , 2/10/27 .... 2,636 190
L2602901.UP.FTS.B , 15 .85% , 2/10/27 .... 3,676 3,611
L2603136.UP.FTS.B , 17 .13% , 2/10/27 .... 13,060 944
FW2609494.UP.FTS.B , 18 .3% , 2/10/27 ... 2,890 2,841
FW2607843.UP.FTS.B , 18 .35% , 2/10/27 .. 4,218 4,147
FW2603450.UP.FTS.B , 19 .07% , 2/10/27 .. 4,916 4,834
L2608142.UP.FTS.B , 19 .78% , 2/10/27 .... 5,102 4,991
L2609196.UP.FTS.B , 20 .26% , 2/10/27 .... 3,537 3,460
L2607782.UP.FTS.B , 20 .62% , 2/10/27 .... 1,782 1,744
L2607501.UP.FTS.B , 20 .9% , 2/10/27 .... 3,558 3,483
FW2607597.UP.FTS.B , 21 .25% , 2/10/27 .. 1,309 1,281
FW2601053.UP.FTS.B , 21 .37% , 2/10/27 .. 954 128
L2609346.UP.FTS.B , 21 .52% , 2/10/27 .... 12,678 12,414
L2603922.UP.FTS.B , 21 .73% , 2/10/27 .... 3,288 3,219
L2608576.UP.FTS.B , 21 .77% , 2/10/27 .... 2,512 2,460
L2608126.UP.FTS.B , 22 .06% , 2/10/27 .... 2,791 2,734
FW2607078.UP.FTS.B , 22 .55% , 2/10/27 .. 1,867 1,829
FW2608208.UP.FTS.B , 22 .58% , 2/10/27 .. 6,631 6,497
L2602456.UP.FTS.B , 22 .85% , 2/10/27 .... 4,965 2,237
L2608552.UP.FTS.B , 22 .9% , 2/10/27 .... 1,819 1,783
L2608111.UP.FTS.B , 23 .17% , 2/10/27 .... 9,756 9,561
L2605681.UP.FTS.B , 23 .22% , 2/10/27 .... 3,019 1,387
L2606964.UP.FTS.B , 23 .53% , 2/10/27 .... 608 596
L2606747.UP.FTS.B , 23 .7% , 2/10/27 .... 5,981 5,862
L2604424.UP.FTS.B , 24 .29% , 2/10/27 .... 6,153 2,799
L2604262.UP.FTS.B , 24 .39% , 2/10/27 .... 3,064 3,005
L2601898.UP.FTS.B , 24 .69% , 2/10/27 .... 861 844
L2608693.UP.FTS.B , 24 .99% , 2/10/27 .... 1,180 86
L2608510.UP.FTS.B , 25% , 2/10/27 ...... 1,183 1,160
L2605594.UP.FTS.B , 25 .02% , 2/10/27 .... 1,726 1,693
L2604053.UP.FTS.B , 25 .25% , 2/10/27 .... 1,186 1,165
L2606928.UP.FTS.B , 25 .27% , 2/10/27 .... 1,299 1,272
L2607974.UP.FTS.B , 25 .3% , 2/10/27 .... 5,747 5,638
L2609551.UP.FTS.B , 25 .3% , 2/10/27 .... 1,607 1,577
FW2609019.UP.FTS.B , 25 .41% , 2/10/27 .. 3,320 3,258
L2572476.UP.FTS.B , 25 .45% , 2/10/27 .... 8,704 8,540
L2608348.UP.FTS.B , 25 .54% , 2/10/27 .... 3,718 3,648
L2603713.UP.FTS.B , 25 .81% , 2/10/27 .... 2,111 2,072
FW2604813.UP.FTS.B , 25 .83% , 2/10/27 .. 4,346 4,265
FW2606426.UP.FTS.B , 26 .19% , 2/10/27 .. 2,148 2,108
FW2604860.UP.FTS.B , 26 .47% , 2/10/27 .. 3,434 3,371
FW2607306.UP.FTS.B , 26 .66% , 2/10/27 .. 1,921 875
L2604862.UP.FTS.B , 27 .57% , 2/10/27 .... 6,430 6,315
FW2603425.UP.FTS.B , 27 .81% , 2/10/27 .. 2,161 2,123
FW2608113.UP.FTS.B , 28 .22% , 2/10/27 .. 1,849 1,816
FW2605555.UP.FTS.B , 29 .52% , 2/10/27 .. 1,475 1,450
FW2607282.UP.FTS.B , 30 .52% , 2/10/27 .. 4,041 3,980

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2606754.UP.FTS.B , 31 .29% , 2/10/27 .. $ 2,472 $ 2,432
FW2607854.UP.FTS.B , 31 .49% , 2/10/27 .. 3,912 3,850
FW2604730.UP.FTS.B , 31 .73% , 2/10/27 .. 5,063 4,986
L2610465.UP.FTS.B , 5 .18% , 2/11/27 ..... 11,595 11,162
L2570795.UP.FTS.B , 6 .48% , 2/11/27 ..... 5,054 4,858
L2610259.UP.FTS.B , 6 .78% , 2/11/27 ..... 3,153 3,031
FW2614143.UP.FTS.B , 6 .93% , 2/11/27 ... 2,037 1,959
L2588879.UP.FTS.B , 7 .55% , 2/11/27 ..... 770 741
L2610842.UP.FTS.B , 9 .27% , 2/11/27 ..... 5,867 5,703
L2613434.UP.FTS.B , 9 .37% , 2/11/27 ..... 7,876 7,657
FW2610585.UP.FTS.B , 9 .75% , 2/11/27 ... 13,098 12,737
L2611172.UP.FTS.B , 10 .14% , 2/11/27 .... 1,587 1,542
L2611011.UP.FTS.B , 11 .03% , 2/11/27 .... 8,647 8,405
FW2613043.UP.FTS.B , 11 .2% , 2/11/27 ... 6,802 6,613
L2610880.UP.FTS.B , 11 .35% , 2/11/27 .... 6,022 320
L2615397.UP.FTS.B , 11 .54% , 2/11/27 .... 3,762 3,658
L2615183.UP.FTS.B , 12 .14% , 2/11/27 .... 6,498 6,319
L2615652.UP.FTS.B , 12 .4% , 2/11/27 ..... 2,280 2,217
FW2612477.UP.FTS.B , 12 .41% , 2/11/27 .. 8,144 7,920
FW2604554.UP.FTS.B , 13 .07% , 2/11/27 .. 10,993 10,693
FW2615345.UP.FTS.B , 13 .1% , 2/11/27 ... 5,277 5,141
L2615756.UP.FTS.B , 13 .21% , 2/11/27 .... 2,474 2,409
L2614367.UP.FTS.B , 13 .3% , 2/11/27 ..... 3,511 3,416
L2612579.UP.FTS.B , 13 .46% , 2/11/27 .... 2,817 1,147
L2612166.UP.FTS.B , 13 .67% , 2/11/27 .... 3,059 2,985
L2615304.UP.FTS.B , 13 .86% , 2/11/27 .... 20,939 20,372
L2614922.UP.FTS.B , 13 .97% , 2/11/27 .... 6,098 5,934
FW2612651.UP.FTS.B , 14 .21% , 2/11/27 .. 13,408 13,054
L2612964.UP.FTS.B , 14 .24% , 2/11/27 .... 6,646 6,468
L2614986.UP.FTS.B , 14 .63% , 2/11/27 .... 824 810
L2613480.UP.FTS.B , 14 .65% , 2/11/27 .... 6,230 6,070
L2615636.UP.FTS.B , 14 .73% , 2/11/27 .... 15,376 15,106
L2612790.UP.FTS.B , 14 .98% , 2/11/27 .... 8,270 8,057
L2612114.UP.FTS.B , 14 .99% , 2/11/27 .... 4,802 4,675
L2614045.UP.FTS.B , 15 .28% , 2/11/27 .... 3,360 3,272
L2615153.UP.FTS.B , 15 .28% , 2/11/27 .... 6,685 6,568
L2610220.UP.FTS.B , 15 .29% , 2/11/27 .... 4,481 4,403
L2610243.UP.FTS.B , 15 .41% , 2/11/27 .... 5,071 4,980
L2539854.UP.FTS.B , 15 .78% , 2/11/27 .... 2,534 2,490
L2614929.UP.FTS.B , 16 .21% , 2/11/27 .... 2,546 2,480
FW2612990.UP.FTS.B , 16 .24% , 2/11/27 .. 1,068 1,051
L2611366.UP.FTS.B , 16 .4% , 2/11/27 ..... 2,833 2,785
L2612163.UP.FTS.B , 17 .53% , 2/11/27 .... 1,920 1,887
FW2611103.UP.FTS.B , 17 .75% , 2/11/27 .. 2,752 2,707
L2615159.UP.FTS.B , 17 .82% , 2/11/27 .... 3,163 3,094
L2613884.UP.FTS.B , 18 .39% , 2/11/27 .... 2,323 2,273
FW2610980.UP.FTS.B , 18 .94% , 2/11/27 .. 5,816 5,721
L2614124.UP.FTS.B , 18 .99% , 2/11/27 .... 4,117 4,029
L2601501.UP.FTS.B , 19 .21% , 2/11/27 .... 2,857 2,795
L2614334.UP.FTS.B , 19 .21% , 2/11/27 .... 10,206 9,984
L2609505.UP.FTS.B , 19 .3% , 2/11/27 ..... 1,109 1,081
L2611253.UP.FTS.B , 19 .34% , 2/11/27 .... 5,839 5,745
FW2611297.UP.FTS.B , 19 .83% , 2/11/27 .. 8,966 8,819
L2612449.UP.FTS.B , 20 .03% , 2/11/27 .... 5,872 5,746
FW2614605.UP.FTS.B , 20 .34% , 2/11/27 .. 2,620 2,565
L2609761.UP.FTS.B , 20 .76% , 2/11/27 .... 2,961 2,899
L2615540.UP.FTS.B , 20 .79% , 2/11/27 .... 3,555 3,480
L2610020.UP.FTS.B , 20 .86% , 2/11/27 .... 3,556 3,482
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2612113.UP.FTS.B , 20 .93% , 2/11/27 .... $ 5,009 $ 4,903
FW2612937.UP.FTS.B , 21 .48% , 2/11/27 .. 14,908 14,602
L2611316.UP.FTS.B , 21 .54% , 2/11/27 .... 12,587 2,798
L2615221.UP.FTS.B , 21 .7% , 2/11/27 ..... 5,976 5,854
L2610047.UP.FTS.B , 22 .57% , 2/11/27 .... 1,928 1,889
L2612720.UP.FTS.B , 23 .21% , 2/11/27 .... 606 594
FW2613747.UP.FTS.B , 23 .43% , 2/11/27 .. 6,120 6,005
L2611969.UP.FTS.B , 23 .47% , 2/11/27 .... 2,446 2,400
L2610518.UP.FTS.B , 23 .54% , 2/11/27 .... 18,547 18,187
L2611149.UP.FTS.B , 23 .94% , 2/11/27 .... 12,205 11,971
L2615317.UP.FTS.B , 24 .12% , 2/11/27 .... 4,710 2,022
L2614419.UP.FTS.B , 24 .18% , 2/11/27 .... 1,713 1,680
L2613285.UP.FTS.B , 24 .59% , 2/11/27 .... 3,281 3,222
L2613569.UP.FTS.B , 25 .13% , 2/11/27 .... 709 51
FW2613750.UP.FTS.B , 25 .19% , 2/11/27 .. 1,605 1,573
L2613208.UP.FTS.B , 25 .22% , 2/11/27 .... 916 899
L2612096.UP.FTS.B , 25 .23% , 2/11/27 .... 1,235 1,212
L2613943.UP.FTS.B , 25 .28% , 2/11/27 .... 2,154 2,114
FW2614897.UP.FTS.B , 25 .36% , 2/11/27 .. 2,102 2,063
L2611708.UP.FTS.B , 25 .41% , 2/11/27 .... 4,543 2,036
L2612279.UP.FTS.B , 25 .43% , 2/11/27 .... 7,731 7,590
L2613393.UP.FTS.B , 25 .43% , 2/11/27 .... 952 434
L2611698.UP.FTS.B , 25 .48% , 2/11/27 .... 970 70
FW2612923.UP.FTS.B , 26 .13% , 2/11/27 .. 3,112 3,056
L2611604.UP.FTS.B , 26 .15% , 2/11/27 .... 3,113 3,057
FW2611559.UP.FTS.B , 26 .48% , 2/11/27 .. 2,198 2,160
FW2610030.UP.FTS.B , 27 .01% , 2/11/27 .. 2,249 2,211
FW2611293.UP.FTS.B , 27 .26% , 2/11/27 .. 3,069 3,015
FW2609816.UP.FTS.B , 27 .78% , 2/11/27 .. 9,441 9,278
FW2612642.UP.FTS.B , 27 .88% , 2/11/27 .. 1,253 1,232
FW2613189.UP.FTS.B , 27 .88% , 2/11/27 .. 19,950 4,638
FW2608240.UP.FTS.B , 28 .43% , 2/11/27 .. 6,987 6,869
FW2614134.UP.FTS.B , 28 .75% , 2/11/27 .. 6,369 6,262
FW2615423.UP.FTS.B , 28 .85% , 2/11/27 .. 9,572 9,412
FW2614677.UP.FTS.B , 28 .98% , 2/11/27 .. 3,525 3,468
FW2612243.UP.FTS.B , 29 .25% , 2/11/27 .. 1,139 1,120
FW2611548.UP.FTS.B , 30 .39% , 2/11/27 .. 904 890
FW2612001.UP.FTS.B , 30 .9% , 2/11/27 ... 1,612 1,587
FW2609619.UP.FTS.B , 30 .92% , 2/11/27 .. 1,946 455
FW2610795.UP.FTS.B , 30 .98% , 2/11/27 .. 670 660
FW2611533.UP.FTS.B , 31 .12% , 2/11/27 .. 2,602 2,561
FW2610773.UP.FTS.B , 31 .41% , 2/11/27 .. 9,374 9,228
FW2610510.UP.FTS.B , 33 .6% , 2/11/27 ... 1,127 1,110
FW2614310.UP.FTS.B , 33 .97% , 2/11/27 .. 1,512 1,492
FW2610903.UP.FTS.B , 34 .14% , 2/11/27 .. 14,312 14,117
L2611816.UP.FTS.B , 21 .62% , 2/12/27 .... 1,793 1,758
FW2613609.UP.FTS.B , 25 .31% , 2/12/27 .. 6,206 6,085
L2617298.UP.FTS.B , 5 .1% , 2/14/27 ..... 5,480 5,262
L2617141.UP.FTS.B , 5 .84% , 2/14/27 .... 3,733 3,588
L2616590.UP.FTS.B , 7 .87% , 2/14/27 .... 13,594 13,209
L2616809.UP.FTS.B , 11 .55% , 2/14/27 .... 3,208 3,119
FW2616181.UP.FTS.B , 13 .1% , 2/14/27 ... 3,905 495
L2616333.UP.FTS.B , 13 .75% , 2/14/27 .... 19,271 18,753
L2617800.UP.FTS.B , 13 .82% , 2/14/27 .... 2,938 2,859
L2616432.UP.FTS.B , 16 .81% , 2/14/27 .... 4,553 4,477
FW2616193.UP.FTS.B , 17 .47% , 2/14/27 .. 859 845
L2617103.UP.FTS.B , 18 .14% , 2/14/27 .... 4,327 4,234
L2616245.UP.FTS.B , 18 .36% , 2/14/27 .... 11,862 5,048

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2616269.UP.FTS.B , 19 .1% , 2/14/27 .... $ 14,229 $ 13,926
L2612816.UP.FTS.B , 19 .36% , 2/14/27 .... 11,710 11,462
L2616072.UP.FTS.B , 19 .58% , 2/14/27 .... 2,389 2,338
L2616722.UP.FTS.B , 19 .8% , 2/14/27 .... 3,402 3,332
L2616174.UP.FTS.B , 20 .55% , 2/14/27 .... 824 806
FW2615937.UP.FTS.B , 21 .82% , 2/14/27 .. 5,867 5,754
FW2617069.UP.FTS.B , 23 .16% , 2/14/27 .. 18,222 17,888
L2616368.UP.FTS.B , 24 .5% , 2/14/27 .... 6,362 6,248
L2617237.UP.FTS.B , 25 .14% , 2/14/27 .... 2,839 2,783
L2616717.UP.FTS.B , 25 .42% , 2/14/27 .... 1,547 1,519
L2617627.UP.FTS.B , 25 .47% , 2/14/27 .... 1,052 1,033
L2615878.UP.FTS.B , 25 .5% , 2/14/27 .... 5,299 5,209
L2617283.UP.FTS.B , 25 .65% , 2/14/27 .... 3,473 3,412
FW2617973.UP.FTS.B , 26 .17% , 2/14/27 .. 4,733 4,651
FW2616127.UP.FTS.B , 27 .61% , 2/14/27 .. 2,523 2,481
FW2616788.UP.FTS.B , 28 .08% , 2/14/27 .. 7,760 7,637
FW2617614.UP.FTS.B , 28 .35% , 2/14/27 .. 14,449 3,281
FW2616093.UP.FTS.B , 29 .88% , 2/14/27 .. 4,804 2,164
FW2617595.UP.FTS.B , 30 .34% , 2/14/27 .. 1,315 1,295
FW2618539.UP.FTS.B , 30 .94% , 2/14/27 .. 3,690 3,634
FW2616908.UP.FTS.B , 31 .23% , 2/14/27 .. 3,365 3,314
FW2618241.UP.FTS.B , 31 .49% , 2/14/27 .. 5,864 5,775
L1715513.UP.FTS.B , 13 .27% , 2/15/27 .... 20,773 4,340
L1694887.UP.FTS.B , 15 .52% , 2/15/27 .... 3,323 3,235
L1692458.UP.FTS.B , 22 .21% , 2/15/27 .... 2,510 2,459
L2605322.UP.FTS.B , 26 .41% , 2/15/27 .... 11,354 11,153
FW1717121.UP.FTS.B , 26 .43% , 2/15/27 .. 1,777 1,149
L1715518.UP.FTS.B , 26 .49% , 2/15/27 .... 5,481 5,402
FW2613392.UP.FTS.B , 27 .98% , 2/18/27 .. 7,645 7,520
L2608264.UP.FTS.B , 15 .55% , 2/20/27 .... 14,616 8,869
FW2607135.UP.FTS.B , 30 .71% , 2/20/27 .. 1,766 1,740
FW2615716.UP.FTS.B , 30 .71% , 2/21/27 .. 1,765 1,739
FW2612944.UP.FTS.B , 29 .57% , 2/24/27 .. 4,804 4,730
L2604751.UP.FTS.B , 17 .73% , 2/25/27 .... 390 383
FW2604033.UP.FTS.B , 19 .37% , 2/25/27 .. 5,768 5,643
L2618109.UP.FTS.B , 12 .08% , 2/27/27 .... 18,263 17,761
L2610061.UP.FTS.B , 14 .43% , 2/28/27 .... 13,954 13,583
L1886082.UP.FTS.B , 11 .37% , 3/20/27 .... 24,527 23,857
FW1887715.UP.FTS.B , 13 .02% , 3/20/27 .. 5,076 2,979
L1884412.UP.FTS.B , 17 .98% , 3/20/27 .... 3,862 3,785
FW1886975.UP.FTS.B , 25 .84% , 3/20/27 .. 1,687 245
FW1884398.UP.FTS.B , 30 .02% , 3/20/27 .. 4,321 10
FW2949972.UP.FTS.B , 5 .25% , 4/14/27 ... 3,197 3,083
L2949814.UP.FTS.B , 5 .88% , 4/14/27 .... 3,649 3,543
L2949121.UP.FTS.B , 6 .79% , 4/14/27 .... 8,870 8,568
L2950010.UP.FTS.B , 6 .8% , 4/14/27 ..... 3,797 3,664
L2949215.UP.FTS.B , 6 .84% , 4/14/27 .... 10,472 10,107
L2951687.UP.FTS.B , 7 .49% , 4/14/27 .... 6,580 6,375
L2951012.UP.FTS.B , 7 .81% , 4/14/27 .... 6,333 6,121
L2951121.UP.FTS.B , 7 .86% , 4/14/27 ..... 8,857 8,650
L2950930.UP.FTS.B , 9 .09% , 4/14/27 .... 3,978 237
L2949685.UP.FTS.B , 9 .14% , 4/14/27 .... 2,227 2,177
L2949220.UP.FTS.B , 9 .21% , 4/14/27 .... 4,526 4,426
L2949833.UP.FTS.B , 9 .25% , 4/14/27 .... 12,097 11,824
L2949108.UP.FTS.B , 9 .33% , 4/14/27 .... 8,985 8,783
L2951245.UP.FTS.B , 9 .94% , 4/14/27 .... 5,618 5,492
L2949486.UP.FTS.B , 10 .53% , 4/14/27 .... 14,163 13,849
L2934626.UP.FTS.B , 10 .81% , 4/14/27 .... 3,951 3,858
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2951595.UP.FTS.B , 10 .95% , 4/14/27 .... $ 3,636 $ 3,549
L2950964.UP.FTS.B , 11 .19% , 4/14/27 .... 5,669 5,536
L2950306.UP.FTS.B , 11 .59% , 4/14/27 .... 13,633 13,319
FW2950525.UP.FTS.B , 11 .91% , 4/14/27 .. 28,709 28,033
L2944042.UP.FTS.B , 12 .19% , 4/14/27 .... 10,590 10,342
L2942764.UP.FTS.B , 12 .22% , 4/14/27 .... 7,771 7,589
L2950992.UP.FTS.B , 12 .3% , 4/14/27 .... 7,219 7,061
L2950333.UP.FTS.B , 12 .69% , 4/14/27 .... 2,314 2,261
FW2951712.UP.FTS.B , 12 .87% , 4/14/27 .. 2,658 2,604
L2949635.UP.FTS.B , 13 .18% , 4/14/27 .... 2,268 2,215
L2948733.UP.FTS.B , 13 .2% , 4/14/27 .... 4,188 1,645
FW2949810.UP.FTS.B , 13 .53% , 4/14/27 .. 7,412 7,242
FW2949125.UP.FTS.B , 13 .6% , 4/14/27 ... 2,511 2,454
L2951842.UP.FTS.B , 13 .62% , 4/14/27 .... 26,108 25,511
L2950742.UP.FTS.B , 13 .63% , 4/14/27 .... 5,842 5,708
FW2951854.UP.FTS.B , 14 .02% , 4/14/27 .. 11,146 10,892
L2949763.UP.FTS.B , 14 .31% , 4/14/27 .... 3,808 3,723
FW2951175.UP.FTS.B , 14 .6% , 4/14/27 ... 1,298 1,269
FW2949070.UP.FTS.B , 14 .69% , 4/14/27 .. 15,705 15,355
L2949907.UP.FTS.B , 14 .84% , 4/14/27 .... 2,429 305
FW2949368.UP.FTS.B , 15% , 4/14/27 .... 1,659 1,637
L2949507.UP.FTS.B , 15 .04% , 4/14/27 .... 6,743 2,652
L2948932.UP.FTS.B , 15 .2% , 4/14/27 .... 891 871
L2951339.UP.FTS.B , 15 .29% , 4/14/27 .... 10,301 10,071
FW2950466.UP.FTS.B , 15 .31% , 4/14/27 .. 818 801
L2951714.UP.FTS.B , 15 .35% , 4/14/27 .... 8,265 8,081
L2950927.UP.FTS.B , 15 .36% , 4/14/27 .... 2,260 2,210
L2949017.UP.FTS.B , 15 .76% , 4/14/27 .... 1,437 1,405
L2950042.UP.FTS.B , 16 .06% , 4/14/27 .... 1,018 1,004
L2949733.UP.FTS.B , 16 .07% , 4/14/27 .... 1,841 1,801
FW2946278.UP.FTS.B , 16 .33% , 4/14/27 .. 8,294 8,189
L2949916.UP.FTS.B , 16 .64% , 4/14/27 .... 15,855 3,145
L2951791.UP.FTS.B , 16 .65% , 4/14/27 .... 4,278 4,192
L2948755.UP.FTS.B , 16 .72% , 4/14/27 .... 5,244 5,175
FW2950896.UP.FTS.B , 16 .97% , 4/14/27 .. 6,387 2,493
FW2951535.UP.FTS.B , 17 .04% , 4/14/27 .. 12,215 12,056
L2951449.UP.FTS.B , 17 .19% , 4/14/27 .... 17,604 17,232
FW2948748.UP.FTS.B , 17 .23% , 4/14/27 .. 2,876 2,840
L2948803.UP.FTS.B , 17 .33% , 4/14/27 .... 2,630 2,598
L2949925.UP.FTS.B , 17 .43% , 4/14/27 .... 6,072 5,993
L2951584.UP.FTS.B , 17 .47% , 4/14/27 .... 2,365 2,332
L2951624.UP.FTS.B , 17 .77% , 4/14/27 .... 14,419 1,877
FW2949561.UP.FTS.B , 17 .84% , 4/14/27 .. 12,796 12,597
L2951172.UP.FTS.B , 17 .98% , 4/14/27 .... 7,321 7,208
L2950280.UP.FTS.B , 18 .73% , 4/14/27 .... 2,669 2,637
FW2950372.UP.FTS.B , 18 .88% , 4/14/27 .. 5,601 5,531
L2949923.UP.FTS.B , 19 .64% , 4/14/27 .... 620 612
L2948840.UP.FTS.B , 19 .72% , 4/14/27 .... 9,266 9,124
L2951216.UP.FTS.B , 19 .73% , 4/14/27 .... 1,427 1,406
L2947365.UP.FTS.B , 20 .51% , 4/14/27 .... 12,248 12,101
L2950858.UP.FTS.B , 20 .56% , 4/14/27 .... 3,108 3,045
L2951820.UP.FTS.B , 20 .59% , 4/14/27 .... 20,137 19,896
FW2949268.UP.FTS.B , 20 .97% , 4/14/27 .. 2,761 2,721
FW2950781.UP.FTS.B , 21 .26% , 4/14/27 .. 6,933 6,854
L2950447.UP.FTS.B , 21 .39% , 4/14/27 .... 9,109 655
FW2948170.UP.FTS.B , 21 .44% , 4/14/27 .. 4,850 4,778
FW2951375.UP.FTS.B , 22 .32% , 4/14/27 .. 2,097 2,070
FW2949464.UP.FTS.B , 22 .55% , 4/14/27 .. 2,101 2,074

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2948734.UP.FTS.B , 22 .93% , 4/14/27 .. $ 4,148 $ 4,094
FW2946360.UP.FTS.B , 23 .4% , 4/14/27 ... 4,812 4,751
L2951812.UP.FTS.B , 23 .47% , 4/14/27 .... 1,797 1,775
FW2950779.UP.FTS.B , 23 .54% , 4/14/27 .. 2,120 2,093
L2951427.UP.FTS.B , 23 .72% , 4/14/27 .... 4,246 4,193
FW2950242.UP.FTS.B , 24 .53% , 4/14/27 .. 1,817 1,796
L2948992.UP.FTS.B , 24 .59% , 4/14/27 .... 20,003 19,761
L2950134.UP.FTS.B , 24 .82% , 4/14/27 .... 909 896
L2949079.UP.FTS.B , 24 .97% , 4/14/27 .... 8,131 8,021
L2950895.UP.FTS.B , 25 .02% , 4/14/27 .... 651 643
L2950602.UP.FTS.B , 25 .04% , 4/14/27 .... 1,106 1,093
L2950811.UP.FTS.B , 25 .09% , 4/14/27 .... 719 711
L2951247.UP.FTS.B , 25 .15% , 4/14/27 .... 717 707
FW2951030.UP.FTS.B , 25 .2% , 4/14/27 ... 2,478 2,450
L2942965.UP.FTS.B , 25 .22% , 4/14/27 .... 6,520 6,444
L2949738.UP.FTS.B , 25 .23% , 4/14/27 .... 1,304 1,289
L2951261.UP.FTS.B , 25 .24% , 4/14/27 .... 1,174 1,158
L2951170.UP.FTS.B , 25 .33% , 4/14/27 .... 1,000 72
L2950776.UP.FTS.B , 25 .38% , 4/14/27 .... 2,367 2,339
L2951160.UP.FTS.B , 25 .41% , 4/14/27 .... 1,718 1,695
L2951384.UP.FTS.B , 25 .41% , 4/14/27 .... 1,707 1,688
L2950090.UP.FTS.B , 25 .42% , 4/14/27 .... 1,025 223
L2949492.UP.FTS.B , 25 .47% , 4/14/27 .... 3,005 2,971
L2951548.UP.FTS.B , 25 .47% , 4/14/27 .... 1,633 1,611
L2950216.UP.FTS.B , 25 .49% , 4/14/27 .... 3,597 3,556
FW2950277.UP.FTS.B , 25 .52% , 4/14/27 .. 2,158 2,133
L2951153.UP.FTS.B , 25 .85% , 4/14/27 .... 1,562 1,543
FW2950220.UP.FTS.B , 26 .02% , 4/14/27 .. 1,313 1,298
L2951255.UP.FTS.B , 26 .02% , 4/14/27 .... 5,447 5,386
FW2951228.UP.FTS.B , 26 .2% , 4/14/27 ... 2,405 2,379
FW2944032.UP.FTS.B , 26 .21% , 4/14/27 .. 2,302 2,276
L2949711.UP.FTS.B , 27 .49% , 4/14/27 .... 1,657 1,640
FW2948773.UP.FTS.B , 27 .56% , 4/14/27 .. 3,069 3,038
FW2948716.UP.FTS.B , 27 .71% , 4/14/27 .. 5,991 5,929
FW2951423.UP.FTS.B , 27 .85% , 4/14/27 .. 3,014 2,982
FW2949765.UP.FTS.B , 28 .19% , 4/14/27 .. 6,687 6,620
FW2948843.UP.FTS.B , 28 .64% , 4/14/27 .. 6,708 6,642
FW2950464.UP.FTS.B , 29 .27% , 4/14/27 .. 2,636 2,610
FW2950412.UP.FTS.B , 30 .37% , 4/14/27 .. 583 577
FW2951435.UP.FTS.B , 30 .37% , 4/14/27 .. 1,333 1,320
FW2950357.UP.FTS.B , 30 .48% , 4/14/27 .. 7,579 7,514
FW2949044.UP.FTS.B , 30 .94% , 4/14/27 .. 3,045 3,017
FW2950648.UP.FTS.B , 30 .95% , 4/14/27 .. 825 818
FW2949727.UP.FTS.B , 30 .99% , 4/14/27 .. 1,367 1,355
FW2950633.UP.FTS.B , 31 .02% , 4/14/27 .. 10,587 1,499
FW2950575.UP.FTS.B , 31 .06% , 4/14/27 .. 1,847 1,831
FW2950561.UP.FTS.B , 31 .2% , 4/14/27 ... 1,027 1,018
FW2949894.UP.FTS.B , 31 .82% , 4/14/27 .. 2,548 2,527
FW2949051.UP.FTS.B , 32 .15% , 4/14/27 .. 3,359 3,332
FW2950185.UP.FTS.B , 32 .24% , 4/14/27 .. 3,632 3,600
FW2950232.UP.FTS.B , 32 .3% , 4/14/27 ... 4,128 4,070
L2048072.UP.FTS.B , 11 .58% , 4/15/27 .... 6,940 6,738
L2048360.UP.FTS.B , 14 .07% , 4/15/27 .... 3,813 2,221
L2046952.UP.FTS.B , 18 .41% , 4/15/27 .... 1,841 1,808
L2049386.UP.FTS.B , 19 .96% , 4/15/27 .... 3,660 2,217
FW2048990.UP.FTS.B , 20 .89% , 4/15/27 .. 2,089 2,049
FW2047914.UP.FTS.B , 21 .49% , 4/15/27 .. 18,006 1,302
FW2049296.UP.FTS.B , 30 .21% , 4/15/27 .. 5,810 843
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2951305.UP.FTS.B , 20 .52% , 4/16/27 .... $ 2,314 $ 2,280
L2949973.UP.FTS.B , 20 .99% , 4/16/27 .... 3,770 3,714
L2950367.UP.FTS.B , 22 .21% , 4/16/27 .... 6,925 6,846
FW2932125.UP.FTS.B , 30 .95% , 4/18/27 .. 6,225 6,175
L2949050.UP.FTS.B , 24 .74% , 4/20/27 .... 9,771 9,658
L2047847.UP.FTS.B , 25 .96% , 4/20/27 .... 4,921 4,849
L2096414.UP.FTS.B , 14 .36% , 4/22/27 .... 3,324 2,350
L2095546.UP.FTS.B , 17 .27% , 4/22/27 .... 2,075 150
L2950334.UP.FTS.B , 20 .22% , 4/22/27 .... 2,747 2,716
L2088829.UP.FTS.B , 21 .32% , 4/22/27 .... 7,047 6,932
L2096857.UP.FTS.B , 21 .9% , 4/22/27 .... 25,339 24,882
L2094965.UP.FTS.B , 25 .66% , 4/22/27 .... 3,336 –
FW2094908.UP.FTS.B , 29 .15% , 4/22/27 .. 34,808 21,817
FW2083347.UP.FTS.B , 31 .08% , 4/22/27 .. 10,079 6,333
L2928558.UP.FTS.B , 11 .88% , 4/28/27 .... 6,579 1,334
L2950021.UP.FTS.B , 11 .97% , 4/28/27 .... 5,767 5,632
L2951862.UP.FTS.B , 25 .21% , 4/28/27 .... 1,080 1,067
FW2951725.UP.FTS.B , 27 .54% , 4/28/27 .. 2,685 2,659
L2293969.UP.FTS.B , 25 .41% , 5/21/27 .... 8,949 5,527
FW2296510.UP.FTS.B , 28 .63% , 5/21/27 .. 4,635 4,580
FW2294827.UP.FTS.B , 31 .11% , 5/21/27 .. 1,679 1,662
L2298796.UP.FTS.B , 7 .68% , 5/22/27 .... 1,087 1,056
FW2297621.UP.FTS.B , 13 .91% , 5/22/27 .. 1,283 278
FW2297226.UP.FTS.B , 17 .41% , 5/22/27 .. 9,639 699
L2296567.UP.FTS.B , 21 .87% , 5/22/27 .... 1,326 192
FW2297374.UP.FTS.B , 23 .21% , 5/22/27 .. 1,449 1,428
FW2296565.UP.FTS.B , 24 .56% , 5/22/27 .. 1,559 112
L2300368.UP.FTS.B , 25 .11% , 5/22/27 .... 1,763 122
FW2297812.UP.FTS.B , 27 .74% , 5/22/27 .. 3,124 3,085
FW2299110.UP.FTS.B , 28 .13% , 5/22/27 .. 12,373 888
FW2296256.UP.FTS.B , 30 .68% , 5/22/27 .. 2,468 –
L2292250.UP.FTS.B , 12 .42% , 5/26/27 .... 6,652 6,456
L2300474.UP.FTS.B , 25 .38% , 5/27/27 .... 1,806 1,783
FW2294223.UP.FTS.B , 31 .19% , 6/05/27 .. 19,711 –
L2275604.UP.FTS.B , 8% , 6/06/27 ....... 6,362 464
FW2296458.UP.FTS.B , 30 .75% , 6/06/27 .. 6,181 6,116
L2425627.UP.FTS.B , 6 .24% , 6/13/27 .... 14,961 5,313
FW2423719.UP.FTS.B , 8 .04% , 6/13/27 ... 8,769 8,515
L2427221.UP.FTS.B , 9 .21% , 6/13/27 .... 1,961 1,906
FW2427741.UP.FTS.B , 9 .76% , 6/13/27 ... 2,973 2,906
L2423738.UP.FTS.B , 10 .57% , 6/13/27 .... 2,125 155
L2426279.UP.FTS.B , 17 .73% , 6/13/27 .... 2,559 2,510
L2423964.UP.FTS.B , 18 .15% , 6/13/27 .... 4,043 3,956
FW2427001.UP.FTS.B , 25 .82% , 6/13/27 .. 6,869 6,746
FW2423361.UP.FTS.B , 26 .6% , 6/13/27 ... 2,458 549
FW2425746.UP.FTS.B , 27 .06% , 6/13/27 .. 7,667 3,424
FW2425689.UP.FTS.B , 27 .43% , 6/13/27 .. 8,830 1,990
FW2424974.UP.FTS.B , 28 .61% , 6/13/27 .. 11,667 11,474
FW2427523.UP.FTS.B , 29 .85% , 6/13/27 .. 2,522 2,493
FW2424580.UP.FTS.B , 31 .2% , 6/13/27 ... 13,963 13,789
L2432199.UP.FTS.B , 7 .42% , 6/14/27 .... 2,422 2,352
L2435208.UP.FTS.B , 8 .4% , 6/14/27 ..... 23,869 23,203
FW2429579.UP.FTS.B , 8 .83% , 6/14/27 ... 3,508 3,411
L2433061.UP.FTS.B , 9 .38% , 6/14/27 .... 4,978 1,799
L2435410.UP.FTS.B , 17 .3% , 6/14/27 .... 7,718 7,577
L2428990.UP.FTS.B , 21 .05% , 6/14/27 .... 14,229 1,948
L2429502.UP.FTS.B , 23 .45% , 6/14/27 .... 1,538 213
FW2431660.UP.FTS.B , 30 .55% , 6/14/27 .. 8,576 613

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2429288.UP.FTS.B , 33 .13% , 6/14/27 .. $ 1,178 $ 288
L2434966.UP.FTS.B , 13 .37% , 6/15/27 .... 7,069 355
L2438839.UP.FTS.B , 7 .09% , 6/18/27 .... 14,240 1,127
FW2435774.UP.FTS.B , 7 .71% , 6/18/27 ... 1,781 349
FW2435640.UP.FTS.B , 28 .51% , 6/18/27 .. 4,318 623
L2437642.UP.FTS.B , 9 .64% , 6/20/27 .... 549 537
L2422890.UP.FTS.B , 23 .18% , 6/23/27 .... 2,825 207
FW2438645.UP.FTS.B , 31 .19% , 6/26/27 .. 2,524 2,497
L2431725.UP.FTS.B , 12 .26% , 6/28/27 .... 23,485 22,780
L2581968.UP.FTS.B , 13 .8% , 7/10/27 .... 6,542 2,472
L2607609.UP.FTS.B , 15 .09% , 7/10/27 .... 2,067 2,004
L2607076.UP.FTS.B , 16 .42% , 7/10/27 .... 16,259 15,776
FW2602895.UP.FTS.B , 17 .44% , 7/10/27 .. 7,593 2,924
L2608553.UP.FTS.B , 23 .5% , 7/10/27 .... 7,159 7,033
FW2605866.UP.FTS.B , 29 .72% , 7/10/27 .. 292 287
FW2603700.UP.FTS.B , 31 .08% , 7/10/27 .. 1,722 1,701
FW2602032.UP.FTS.B , 31 .57% , 7/10/27 .. 4,612 4,547
L2615143.UP.FTS.B , 13 .89% , 7/11/27 .... 2,722 2,644
L2611504.UP.FTS.B , 16 .36% , 7/11/27 .... 4,092 3,982
FW2609511.UP.FTS.B , 18 .92% , 7/11/27 .. 10,597 4,148
L2613825.UP.FTS.B , 20 .6% , 7/11/27 ..... 1,800 373
L2612062.UP.FTS.B , 21 .51% , 7/11/27 .... 1,398 101
L2605257.UP.FTS.B , 21 .7% , 7/11/27 ..... 703 689
FW2610184.UP.FTS.B , 23 .94% , 7/11/27 .. 14,969 14,637
L2614217.UP.FTS.B , 24 .23% , 7/11/27 .... 1,779 748
L2608705.UP.FTS.B , 25 .34% , 7/11/27 .... 8,023 7,877
FW2613347.UP.FTS.B , 26 .68% , 7/11/27 .. 985 969
FW2613777.UP.FTS.B , 27 .07% , 7/11/27 .. 1,343 1,320
FW2614513.UP.FTS.B , 28 .27% , 7/11/27 .. 1,116 152
FW2610223.UP.FTS.B , 30 .62% , 7/11/27 .. 2,818 1,211
L2618980.UP.FTS.B , 12 .97% , 7/14/27 .... 11,174 10,831
L2615913.UP.FTS.B , 19 .56% , 7/14/27 .... 4,377 4,288
L2616155.UP.FTS.B , 19 .61% , 7/14/27 .... 2,995 215
L2614826.UP.FTS.B , 22 .6% , 7/14/27 .... 4,328 4,259
L2618649.UP.FTS.B , 24 .27% , 7/14/27 .... 7,484 7,323
FW2618197.UP.FTS.B , 27 .81% , 7/14/27 .. 15,364 15,167
L1716174.UP.FTS.B , 24 .2% , 7/15/27 .... 11,431 11,234
FW1716481.UP.FTS.B , 26 .69% , 7/15/27 .. 16,544 16,179
FW2617490.UP.FTS.B , 27 .91% , 7/21/27 .. 22,943 22,489
FW2603295.UP.FTS.B , 23 .18% , 7/24/27 .. 6,676 6,519
L2603677.UP.FTS.B , 14 .69% , 7/25/27 .... 12,588 911
FW2608779.UP.FTS.B , 24 .99% , 7/25/27 .. 8,979 1,220
FW1882891.UP.FTS.B , 25 .65% , 8/20/27 .. 1,296 1,276
FW2951315.UP.FTS.B , 9 .91% , 9/14/27 ... 3,859 3,761
L2949275.UP.FTS.B , 14 .68% , 9/14/27 .... 2,585 935
L2949405.UP.FTS.B , 16 .41% , 9/14/27 .... 14,864 5,397
FW2951370.UP.FTS.B , 20 .97% , 9/14/27 .. 7,247 7,119
L2951029.UP.FTS.B , 21 .05% , 9/14/27 .... 16,308 1,174
L2951399.UP.FTS.B , 22 .65% , 9/14/27 .... 9,371 9,244
FW2951123.UP.FTS.B , 24 .74% , 9/14/27 .. 16,323 15,374
L2949682.UP.FTS.B , 25 .05% , 9/14/27 .... 1,029 1,006
L2949603.UP.FTS.B , 25 .51% , 9/14/27 .... 4,379 1,805
FW2950395.UP.FTS.B , 28 .88% , 9/14/27 .. 13,762 13,553
L2048500.UP.FTS.B , 14 .96% , 9/15/27 .... 13,951 8,374
L2047067.UP.FTS.B , 21 .22% , 9/15/27 .... 12,686 12,468
FW2049311.UP.FTS.B , 21 .75% , 9/15/27 .. 3,473 3,373
L2949815.UP.FTS.B , 25 .48% , 9/15/27 .... 8,852 8,757
L2949419.UP.FTS.B , 23 .06% , 9/27/27 .... 2,236 2,203
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2293030.UP.FTS.B , 8 .8% , 10/21/27 .... $ 1,644 $ 956
FW2292945.UP.FTS.B , 31 .23% , 10/21/27 . 1,816 1,796
L2300702.UP.FTS.B , 15 .45% , 10/22/27 ... 26,269 14,683
L2300131.UP.FTS.B , 24 .08% , 10/22/27 ... 9,796 9,528
L2421701.UP.FTS.B , 5 .91% , 11/13/27 .... 13,378 12,825
FW2424710.UP.FTS.B , 21 .52% , 11/13/27 . 11,236 10,948
FW2430164.UP.FTS.B , 9 .11% , 11/14/27 .. 3,647 3,525
FW2431901.UP.FTS.B , 9 .92% , 11/14/27 .. 7,006 413
L2435424.UP.FTS.B , 10 .13% , 11/21/27 ... 2,987 2,895
L2607851.UP.FTS.B , 13 .68% , 12/10/27 ... 28,259 3,368
FW2605935.UP.FTS.B , 31 .23% , 12/10/27 . 4,713 4,535
L2611260.UP.FTS.B , 17 .12% , 12/11/27 ... 14,026 13,721
L2611326.UP.FTS.B , 18 .28% , 12/11/27 ... 5,816 5,690
L2611597.UP.FTS.B , 25 .33% , 12/11/27 ... 9,455 9,066
FW2616422.UP.FTS.B , 14 .55% , 12/14/27 . 3,153 3,067
FW2617504.UP.FTS.B , 30 .27% , 12/14/27 . 15,154 14,734
FW2609734.UP.FTS.B , 31% , 12/16/27 ... 957 921
FW2613645.UP.FTS.B , 31 .4% , 12/23/27 .. 1,552 209
L2616852.UP.FTS.B , 19 .82% , 12/28/27 ... 4,423 4,333
FW2951084.UP.FTS.B , 30 .63% , 2/14/28 .. 12,501 5,049
L1718966.UP.FTS.B , 18 .89% , 9/15/28 .... 7,114 6,924
L1718702.UP.FTS.B , 26 .02% , 9/15/28 .... 3,802 3,778
L1887293.UP.FTS.B , 25 .85% , 10/20/28 ... 8,304 8,131
L2608032.UP.FTS.B , 17 .27% , 2/10/29 .... 3,222 3,116
L2605139.UP.FTS.B , 28 .33% , 2/10/29 .... 2,060 2,036
L1718819.UP.FTS.B , 23 .98% , 2/15/29 .... 2,499 477
L1886617.UP.FTS.B , 19 .5% , 3/20/29 .... 7,660 7,430
L2607986.UP.FTS.B , 25 .66% , 7/10/29 .... 18,997 6,730
L1889126.UP.FTS.B , 20 .94% , 10/20/34 ... 1,090 284
L2046679.UP.FTS.B , 6 .86% , 11/15/34 .... 617 590
L2047798.UP.FTS.B , 7 .62% , 11/15/34 .... 160 158
L2048001.UP.FTS.B , 10 .35% , 11/15/34 ... 160 158
L2047014.UP.FTS.B , 11 .93% , 11/15/34 ... 171 169
L2047716.UP.FTS.B , 15 .83% , 11/15/34 ... 236 233
FW2047086.UP.FTS.B , 16 .6% , 11/15/34 .. 138 136
L2047759.UP.FTS.B , 17 .02% , 11/15/34 ... 37 37
L2032354.UP.FTS.B , 18 .46% , 11/15/34 ... 56 55
L2048756.UP.FTS.B , 19 .75% , 11/15/34 ... 215 212
FW2047688.UP.FTS.B , 20 .13% , 11/15/34 . 494 466
L2047733.UP.FTS.B , 21 .64% , 11/15/34 ... 985 71
L2094775.UP.FTS.B , 7 .57% , 11/22/34 .... 154 152
L2095323.UP.FTS.B , 10 .22% , 11/22/34 ... 48 48
L2096413.UP.FTS.B , 11 .37% , 11/22/34 ... 648 641
L2096824.UP.FTS.B , 14 .34% , 11/22/34 ... 275 272
L2095963.UP.FTS.B , 14 .96% , 11/22/34 ... 65 64
L2095754.UP.FTS.B , 16 .91% , 11/22/34 ... 147 145
FW2096312.UP.FTS.B , 17 .78% , 11/22/34 . 796 57
FW2091484.UP.FTS.B , 19 .01% , 11/22/34 . 1,076 77
FW2094863.UP.FTS.B , 19 .11% , 11/22/34 . 36 35
FW2095652.UP.FTS.B , 28 .05% , 11/22/34 . 2,780 198
L2047831.UP.FTS.B , 20 .33% , 11/23/34 ... 239 236
5,040,903
Total Marketplace Loans (Cost $ 36,751,706 ) .....
$30,550,636

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 321 $ 35,460,469 12/19/24 $ 1,163,169
U.S. Treasury 10 Year Ultra Notes ................ Short 58 6,597,500 12/19/24 255,224
U.S. Treasury 2 Year Notes ..................... Long 2,888 594,770,061 12/31/24 (5,379,216)
U.S. Treasury 5 Year Notes ..................... Short 978 104,875,219 12/31/24 2,428,477
Total Futures Contracts ...................................................................... $(1,532,346)
*
As of period end.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2024 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
See Note  10  regarding other derivative information.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 1,600,000 $ 127,024 $ (15,309) $ 142,333
Non-
Investment
Grade
CDX.NA.HY.42 . 5.00% Quarterly 6/20/29 4,100,000 322,522 190,322 132,200
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $449,546 $175,013 $274,533
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 2,080,000 1,807 (198,426) 200,233 BB
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 12,600,000 158,201 (20,153) 178,354
Non-
Investment
Grade
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 5,500,000 483,211 243,172 240,039
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 12,100,000 (230,440) (334,645) 104,205
Investment
Grade
Total OTC Swap Contracts .............................................. $412,779 $(310,052) $722,831
Total Credit Default Swap Contracts .................................... $862,325 $ (135,039) $997,364
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
See Abbreviations on page 272 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.43 $7.48 $7.89 $7.95 $8.02
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.310 0.193 0.017 (0.006) 0.125
Net realized and unrealized gains (losses) ........... 0.163 0.003 (0.340) 0.022 (0.025)
Total from investment operations .................... 0.473 0.196 (0.323) 0.016 0.100
Less distributions from:
Net investment income .......................... (0.353) (0.246) (0.087) (0.076) (0.170)
Net asset value, end of year ....................... $7.55 $7.43 $7.48 $7.89 $7.95
Total return
c
................................... 6.49% 2.66% (4.11)% 0.20% 1.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.00% 0.93% 0.97% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.84%
d
0.87% 0.91% 0.96%
d
Net investment income (loss) ...................... 4.12% 2.59% 0.22% (0.07)% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $260,416 $284,319 $353,584 $432,447 $460,621
Portfolio turnover rate ............................ 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.42 $7.48 $7.88 $7.95 $8.02
Income from investment operations
a
:
Net investment income
b
......................... 0.321 0.206 0.029 0.006 0.137
Net realized and unrealized gains (losses) ........... 0.163 (0.009) (0.330) 0.012 (0.024)
Total from investment operations .................... 0.484 0.197 (0.301) 0.018 0.113
Less distributions from:
Net investment income .......................... (0.364) (0.257) (0.099) (0.088) (0.182)
Net asset value, end of year ....................... $7.54 $7.42 $7.48 $7.88 $7.95
Total return
c
................................... 6.65% 2.81% (3.85)% 0.23% 1.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.85% 0.78% 0.82% 0.82%
Expenses net of waiver and payments by affiliates ....... 0.68% 0.69%
d
0.72% 0.77% 0.81%
d
Net investment income ........................... 4.27% 2.75% 0.37% 0.08% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $44,019 $47,732 $55,048 $66,942 $77,910
Portfolio turnover rate ............................ 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.42 $7.48 $7.88 $7.95 $8.02
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.279 0.161 (0.017) (0.035) 0.093
Net realized and unrealized gains (losses) ........... 0.164 (0.005) (0.326) 0.010 (0.024)
Total from investment operations .................... 0.443 0.156 (0.343) (0.025) 0.069
Less distributions from:
Net investment income .......................... (0.323) (0.216) (0.057) (0.045) (0.138)
Net asset value, end of year ....................... $7.54 $7.42 $7.48 $7.88 $7.95
Total return
c
................................... 6.07% 2.11% (4.37)% (0.32)% 0.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.38% 1.40% 1.34% 1.38% 1.37%
Expenses net of waiver and payments by affiliates ....... 1.23% 1.24%
d
1.27% 1.33% 1.36%
d
Net investment income (loss) ...................... 3.71% 2.15% (0.22)% (0.45)% 1.16%
Supplemental data
Net assets, end of year (000’s) ..................... $9,931 $13,586 $21,568 $36,318 $71,212
Portfolio turnover rate ............................ 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.44 $7.50 $7.90 $7.97 $8.03
Income from investment operations
a
:
Net investment income
b
......................... 0.331 0.213 0.040 0.021 0.154
Net realized and unrealized gains (losses) ........... 0.163 (0.003) (0.331) 0.014 (0.014)
Total from investment operations .................... 0.494 0.210 (0.291) 0.035 0.140
Less distributions from:
Net investment income .......................... (0.374) (0.270) (0.109) (0.105) (0.199)
Net asset value, end of year ....................... $7.56 $7.44 $7.50 $7.90 $7.97
Total return .................................... 6.78% 2.85% (3.71)% 0.44% 1.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.66% 0.59% 0.63% 0.64%
Expenses net of waiver and payments by affiliates ....... 0.55% 0.56%
c
0.56% 0.55% 0.60%
c
Net investment income ........................... 4.39% 2.84% 0.52% 0.27% 1.93%
Supplemental data
Net assets, end of year (000’s) ..................... $18,710 $20,265 $29,513 $41,913 $33,530
Portfolio turnover rate ............................ 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.43 $7.49 $7.89 $7.96 $8.03
Income from investment operations
a
:
Net investment income
b
......................... 0.329 0.213 0.040 0.014 0.146
Net realized and unrealized gains (losses) ........... 0.173 (0.008) (0.334) 0.012 (0.025)
Total from investment operations .................... 0.502 0.205 (0.294) 0.026 0.121
Less distributions from:
Net investment income .......................... (0.372) (0.265) (0.106) (0.096) (0.190)
Net asset value, end of year ....................... $7.56 $7.43 $7.49 $7.89 $7.96
Total return .................................... 6.89% 2.78% (3.76)% 0.33% 1.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.75% 0.67% 0.72% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.58% 0.59%
c
0.62% 0.66% 0.71%
c
Net investment income ........................... 4.37% 2.84% 0.52% 0.18% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $55,502 $77,434 $99,817 $86,615 $98,851
Portfolio turnover rate ............................ 16.02% 23.44% 15.99% 68.61% 35.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 14.6%
U.S. Treasury Notes ,
2.625%, 1/31/26 ................................................... $ 10,000,000 $ 9,805,078
2.5%, 2/28/26 .................................................... 2,162,000 2,114,326
4.875%, 4/30/26 ................................................... 18,238,000 18,410,406
4.25%, 3/15/27 ................................................... 11,000,000 11,030,293
4.5%, 4/15/27 .................................................... 15,000,000 15,127,442
Total U.S. Government and Agency Securities (Cost $ 56,057,748 ) .................
56,487,545
Mortgage-Backed Securities 59.5%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 18.8%
FHLMC , 6.153%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/43 .................................................. 1,779,651 1,831,735
FHLMC , 6.49%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/37 ................................................... 4,144,939 4,301,118
FHLMC , 6.494%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/46 ................................................... 7,361,604 7,599,715
FHLMC , 6.502%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 5,100,005 5,259,139
FHLMC , 6.613%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 3,835,105 3,977,684
FHLMC , 6.619%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/46 .................................................. 3,446,701 3,548,999
FHLMC , 6.699%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/47 ................................................... 4,513,984 4,677,496
FHLMC , 6.737%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/47 ................................................... 4,872,109 5,031,610
FHLMC , 6.799%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/43 ................................................... 1,837,638 1,901,932
FHLMC , 6.849%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 1/01/44 ................................................... 1,721,663 1,774,238
FHLMC , 6.979%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/35 ................................................... 1,679,732 1,735,279
FHLMC , 7.02%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/37 ................................................... 1,900,863 1,964,562
FHLMC , 7.056%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/43 ................................................... 1,936,693 2,005,375
FHLMC , 7.079% - 7.139%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/36 - 1/01/37 ....................................... 257,595 258,733
FHLMC , 5.622% - 7.766%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/34 - 5/01/45 ....................................... 20,170,106 20,659,746
FHLMC , 6.399% - 8.257%, ( 1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. 6,083,387 6,307,144
72,834,505
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................................... 2,057,415 2,072,247
a
Federal National Mortgage Association (FNMA) Adjustable Rate 35.3%
FNMA , 4.591%, ( COFI 11th District +/- MBS Margin), 4/01/34 .................. 4,316,691 4,270,526
FNMA , 4.513% - 5.483%, ( COFI 11th District +/- MBS Margin), 6/01/25 - 12/01/37 ... 2,015,189 1,992,810
FNMA , 3.051% - 5.6%, ( 3-year CMT T-Note +/- MBS Margin), 1/01/26 - 7/01/34 .... 42,015 41,882
FNMA , 3.564% - 6.023%, ( 5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 ... 19,648 19,576
FNMA , 6.232%, ( 1-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/27 ................................................... 40,417 40,274
FNMA , 6.691%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/38 ................................................... 6,369,729 6,588,618
FNMA , 6.726%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 3/01/35 ................................................... 1,964,226 2,032,968

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 6.79%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/42 ................................................... $ 2,460,633 $ 2,547,680
FNMA , 6.833%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/44 ................................................... 16,249,264 16,878,306
FNMA , 6.883%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/40 ................................................... 2,497,962 2,580,779
FNMA , 6.905%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/45 ................................................... 2,335,378 2,404,716
FNMA , 6.938%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 5/01/47 ................................................... 3,965,739 4,093,465
FNMA , 6.966%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/47 ................................................... 9,486,596 9,828,450
FNMA , 7.074%, ( 6-month H15BDI +/- MBS Margin), 11/01/34 .................. 40,746 40,518
FNMA , 7.08%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/36 .................. 4,217,271 4,384,145
FNMA , 5.845% - 7.765%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/27 - 12/01/37 ...................................... 10,517,739 10,620,045
FNMA , 4.244% - 8.107%, ( 1-year CMT T-Note +/- MBS Margin), 4/01/25 - 12/01/40 .. 14,174,342 14,551,733
FNMA , 5.815% - 8.2%, ( 12-month average of 1-year CMT +/- MBS Margin), 12/01/26 -
11/01/44 ........................................................ 2,728,809 2,782,646
FNMA , 5.483% - 8.308%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/32 - 5/01/48 ....................................... 50,232,628 51,314,783
137,013,920
Federal National Mortgage Association (FNMA) Fixed Rate 4.9%
FNMA, 30 Year , 5.5%, 4/01/53 ......................................... 12,495,002 12,389,081
FNMA, 30 Year , 5.5%, 3/01/54 ......................................... 2,081,278 2,062,765
FNMA, 30 Year , 6%, 7/01/53 ........................................... 4,671,927 4,704,186
19,156,032
a
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 3.75% - 4.875%, ( 1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .. 252,053 252,409
252,409
Total Mortgage-Backed Securities (Cost $ 235,584,317 ) ...........................
231,329,113
Agency Commercial Mortgage-Backed Securities 20.8%
Financial Services 20.8%
b
FHLMC ,
4988 , AF , FRN , 5.811%, ( 30-day SOFR Average + 0.464% ), 10/15/37 ........... 3,684,130 3,625,883
4891 , AF , FRN , 5.861%, ( 30-day SOFR Average + 0.514% ), 7/15/42 ........... 5,701,103 5,803,984
343 , F4 , FRN , 5.811%, Strip , ( 30-day SOFR Average + 0.464% ), 10/15/37 ....... 3,467,489 3,401,212
4989 , FA , FRN , 5.811%, ( 30-day SOFR Average + 0.464% ), 8/15/40 ........... 4,671,638 4,591,375
4915 , FE , FRN , 5.861%, ( 30-day SOFR Average + 0.514% ), 2/15/38 ........... 7,345,540 7,242,743
4895 , GF , FRN , 5.861%, ( 30-day SOFR Average + 0.514% ), 11/15/43 .......... 5,422,652 5,342,914
4197 , KF , FRN , 5.761%, ( 30-day SOFR Average + 0.414% ), 9/15/37 ........... 1,948,951 1,873,885
4107 , KF , FRN , 5.851%, ( 30-day SOFR Average + 0.504% ), 6/15/38 ........... 1,646,115 1,622,426
4215 , KF , FRN , 5.761%, ( 30-day SOFR Average + 0.414% ), 2/15/40 ........... 1,155,780 1,119,218
4730 , WF , FRN , 5.811%, ( 30-day SOFR Average + 0.464% ), 8/15/38 ........... 3,238,036 3,190,094
4794 , WF , FRN , 5.811%, ( 30-day SOFR Average + 0.464% ), 3/15/43 ........... 3,401,933 3,343,478
b
FHLMC, Multi-family Structured Pass-Through Certificates ,
KF160 , AS , FRN , 5.863%, ( 30-day SOFR Average + 0.7% ), 10/25/30 ........... 3,571,684 3,590,300
KF163 , AS , FRN , 5.743%, ( 30-day SOFR Average + 0.58% ), 4/25/34 ........... 2,949,970 2,955,029
b
FNMA ,
2019-38 , AF , FRN , 5.861%, ( 30-day SOFR Average + 0.514% ), 7/25/49 ......... 3,993,344 3,935,003
2019-59 , BF , FRN , 5.861%, ( 30-day SOFR Average + 0.514% ), 10/25/49 ........ 5,673,321 5,610,344
2019-38 , CF , FRN , 5.421%, ( 30-day SOFR Average + 0.564% ), 7/25/49 ......... 1,301,929 1,279,647

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
FNMA, (continued)
2021-44 , FA , FRN , 5.546%, ( 30-day SOFR Average + 0.2% ), 6/25/45 ........... $ 4,611,641 $ 4,492,106
2020-54 , WF , FRN , 4.029%, ( 30-day SOFR Average + 0.564% ), 8/25/50 ........ 3,380,502 3,277,381
2021-8 , YF , FRN , 5.546%, ( 30-day SOFR Average + 0.2% ), 3/25/61 ............ 9,408,719 9,435,348
2021-36 , YF , FRN , 5.546%, ( 30-day SOFR Average + 0.2% ), 6/25/61 ........... 4,655,466 4,705,554
b
GNMA , 2010-12 , FD , FRN , 5.5%, ( 1-month SOFR + 0.714% ), 1/16/40 ............
514,221 513,342
80,951,266
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 81,856,826 ) .........
80,951,266
Total Long Term Investments (Cost $ 373,498,891 ) ...............................
368,767,924
a
a a a a
Short Term Investments 2.9%
Shares
a
Money Market Funds 2.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .................. 11,291,109 11,291,109
Total Money Market Funds (Cost $ 11,291,109 ) ..................................
11,291,109
Total Short Term Investments (Cost $ 11,291,109 ) ................................
11,291,109
a
Total Investments (Cost $ 384,790,000 ) 97.8% ...................................
$380,059,033
Other Assets, less Liabilities 2.2% .............................................
8,517,892
Net Assets 100.0% ...........................................................
$388,576,925
†
Rounds to less than 0.1% of net assets.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
See Note  10  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 80 $ 9,100,000 12/19/24 $ 352,033
U.S. Treasury 2 Year Notes ..................... Long 582 119,860,172 12/31/24 (1,037,568)
Total Futures Contracts ...................................................................... $(685,535)
*
As of period end.
See Abbreviations on page 272 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021* 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.77 $7.94 $9.98 $10.04 $9.92
Income from investment operations
b
:
Net investment income
c
......................... 0.310 0.288 0.229 0.176 0.257
Net realized and unrealized gains (losses) ........... 0.536 (0.186) (2.006) 0.036 0.170
Total from investment operations .................... 0.846 0.102 (1.777) 0.212 0.427
Less distributions from:
Net investment income .......................... (0.316) (0.272) (0.260) (0.272) (0.306)
Tax return of capital ............................ — — (0.003) — —
Total distributions ............................... (0.316) (0.272) (0.263) (0.272) (0.306)
Net asset value, end of year ....................... $8.30 $7.77 $7.94 $9.98 $10.04
Total return
d
................................... 10.99% 1.14% (18.06)% 2.12% 4.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.94% 0.92% 0.89% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.83%
e
0.82%
e
0.83% 0.85%
e
Net investment income ........................... 3.75% 3.50% 2.52% 1.75% 2.59%
Supplemental data
Net assets, end of year (000’s) ..................... $2,523,536 $2,494,183 $2,716,548 $3,876,156 $4,031,242
Portfolio turnover rate ............................ 204.24%
f
127.45% 197.26% 184.44%
f
228.24%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 100.79%
f
81.72% 105.09% 59.70%
f
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
g
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021* 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.71 $7.88 $9.90 $9.97 $9.85
Income from investment operations
b
:
Net investment income
c
......................... 0.277 0.256 0.193 0.137 0.216
Net realized and unrealized gains (losses) ........... 0.517 (0.186) (1.985) 0.025 0.171
Total from investment operations .................... 0.794 0.070 (1.792) 0.162 0.387
Less distributions from:
Net investment income .......................... (0.284) (0.240) (0.225) (0.232) (0.267)
Tax return of capital ............................ — — (0.003) — —
Total distributions ............................... (0.284) (0.240) (0.228) (0.232) (0.267)
Net asset value, end of year ....................... $8.22 $7.71 $7.88 $9.90 $9.97
Total return
d
................................... 10.36% 0.75% (18.33)% 1.63% 4.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.33% 1.35% 1.32% 1.30% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.23% 1.23%
e
1.23%
e
1.24% 1.25%
e
Net investment income ........................... 3.38% 3.12% 2.14% 1.37% 2.20%
Supplemental data
Net assets, end of year (000’s) ..................... $24,832 $30,819 $91,669 $141,309 $208,947
Portfolio turnover rate ............................ 204.24%
f
127.45% 197.26% 184.44%
f
228.24%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 100.79%
f
81.72% 105.09% 59.70%
f
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
g
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021* 2020
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.74 $7.90 $9.94 $10.00 $9.88
Income from investment operations
b
:
Net investment income
c
......................... 0.289 0.268 0.206 0.152 0.232
Net realized and unrealized gains (losses) ........... 0.527 (0.176) (2.005) 0.035 0.171
Total from investment operations .................... 0.816 0.092 (1.799) 0.187 0.403
Less distributions from:
Net investment income .......................... (0.296) (0.252) (0.238) (0.247) (0.282)
Tax return of capital ............................ — — (0.003) — —
Total distributions ............................... (0.296) (0.252) (0.241) (0.247) (0.282)
Net asset value, end of year ....................... $8.26 $7.74 $7.90 $9.94 $10.00
Total return .................................... 10.62% 1.03% (18.34)% 1.87% 4.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.18% 1.19% 1.17% 1.14% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.08% 1.08%
d
1.08%
d
1.09% 1.10%
d
Net investment income ........................... 3.52% 3.27% 2.29% 1.52% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $7,596 $7,336 $8,827 $12,623 $17,274
Portfolio turnover rate ............................ 204.24%
e
127.45% 197.26% 184.44%
e
228.24%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 100.79%
e
81.72% 105.09% 59.70%
e
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021* 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.83 $8.00 $10.05 $10.11 $9.99
Income from investment operations
b
:
Net investment income
c
......................... 0.340 0.318 0.263 0.213 0.294
Net realized and unrealized gains (losses) ........... 0.536 (0.186) (2.017) 0.035 0.168
Total from investment operations .................... 0.876 0.132 (1.754) 0.248 0.462
Less distributions from:
Net investment income .......................... (0.346) (0.302) (0.293) (0.308) (0.341)
Tax return of capital ............................ — — (0.003) — —
Total distributions ............................... (0.346) (0.302) (0.296) (0.308) (0.341)
Net asset value, end of year ....................... $8.36 $7.83 $8.00 $10.05 $10.11
Total return .................................... 11.30% 1.50% (17.74)% 2.47% 4.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.56% 0.52% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.47% 0.47%
d
0.44%
d
0.46% 0.48%
d
Net investment income ........................... 4.08% 3.84% 2.89% 2.10% 2.95%
Supplemental data
Net assets, end of year (000’s) ..................... $396,341 $390,582 $434,834 $601,624 $547,075
Portfolio turnover rate ............................ 204.24%
e
127.45% 197.26% 184.44%
e
228.24%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 100.79%
e
81.72% 105.09% 59.70%
e
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021* 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.82 $7.99 $10.04 $10.10 $9.98
Income from investment operations
b
:
Net investment income
c
......................... 0.331 0.309 0.251 0.202 0.281
Net realized and unrealized gains (losses) ........... 0.536 (0.186) (2.015) 0.035 0.169
Total from investment operations .................... 0.867 0.123 (1.764) 0.237 0.450
Less distributions from:
Net investment income .......................... (0.337) (0.293) (0.283) (0.297) (0.329)
Tax return of capital ............................ — — (0.003) — —
Total distributions ............................... (0.337) (0.293) (0.286) (0.297) (0.329)
Net asset value, end of year ....................... $8.35 $7.82 $7.99 $10.04 $10.10
Total return .................................... 11.19% 1.39% (17.86)% 2.36% 4.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.69% 0.66% 0.64% 0.64%
Expenses net of waiver and payments by affiliates ....... 0.58% 0.58%
d
0.57%
d
0.58% 0.60%
d
Net investment income ........................... 3.99% 3.73% 2.76% 2.00% 2.84%
Supplemental data
Net assets, end of year (000’s) ..................... $201,353 $156,009 $175,044 $232,016 $293,080
Portfolio turnover rate ............................ 204.24%
e
127.45% 197.26% 184.44%
e
228.24%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 100.79%
e
81.72% 105.09% 59.70%
e
137.82%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 28,762,824 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 2,862,311 —
—
Energy Equipment & Services 0.0%
†
b
Valaris Ltd. ........................................ United States 2,435 123,211
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 13,078 392
Machinery 0.0%
†
UTEX Industries, Inc. ................................ United States 4,843 191,299
Total Common Stocks (Cost $ 1,220,202 ) .....................................
314,902
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII , 11.221% ......................... United States 93,000 2,816,970
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 30,975 4,646
b
Total Preferred Stocks (Cost $ 2,325,465 ) .....................................
2,821,616
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc. , 2/20/49 .......................... United States 415 1
Total Warrants (Cost $ 367 ) .................................................
1
Principal
Amount
*
Corporate Bonds 36.3%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
Senior Bond , 3.625%, 2/01/31 ........................ United States 6,500,000 5,874,339
Senior Note , 5.15%, 5/01/30 ......................... United States 13,500,000 13,330,180
Howmet Aerospace, Inc. , Senior Note , 4.85%, 10/15/31 .......
United States 2,400,000 2,383,997
d
TransDigm, Inc. , Senior Secured Note , 144A, 6%, 1/15/33 ..... United States 1,600,000 1,587,127
23,175,643
Automobiles 0.0%
†
d
Hyundai Capital America , Senior Note , 144A, 5.35%, 3/19/29 .. United States 1,600,000 1,616,351
Banks 6.8%
d
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,500,000 2,565,173
Banco Santander SA , Sub. Bond , 2.749%, 12/03/30 .........
Spain 3,600,000 3,091,049
Bank of America Corp. ,
Senior Bond , 2.592% to 4/28/30, FRN thereafter , 4/29/31 ... United States 6,700,000 5,921,858
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 5,300,000 4,443,499
Senior Bond , 2.972% to 2/03/32, FRN thereafter , 2/04/33 ... United States 7,500,000 6,508,638
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 10,000,000 10,152,305
d
BNP Paribas SA , Senior Non-Preferred Note , 144A, 2.819% to
11/18/24, FRN thereafter , 11/19/25 ..................... France 3,200,000 3,196,251

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
d
BPCE SA ,
Senior Non-Preferred Note , 144A, 2.045% to 10/18/26, FRN
thereafter , 10/19/27 ................................ France 9,500,000 $ 8,965,066
e
Senior Non-Preferred Note , 144A, FRN , 5.716%, ( SOFR +
1.959% ), 1/18/30 ................................. France 7,000,000 7,106,152
Citigroup, Inc. ,
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 8,000,000 7,020,480
Senior Bond , 3.057% to 1/24/32, FRN thereafter , 1/25/33 ... United States 16,100,000 13,994,965
d
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 6,800,000 6,942,447
e
HSBC Holdings plc , Senior Bond , FRN , 3.973%, ( 3-month SOFR
+ 1.872% ), 5/22/30 ................................ United Kingdom 6,500,000 6,193,276
JPMorgan Chase & Co. ,
Senior Bond , 4.493% to 3/23/30, FRN thereafter , 3/24/31 ... United States 17,100,000 16,755,470
Senior Bond , 2.58% to 4/21/31, FRN thereafter , 4/22/32 .... United States 1,700,000 1,473,608
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 9,300,000 9,383,549
KeyBank NA , Senior Note , 4.15%, 8/08/25 ................
United States 6,200,000 6,156,800
e
Lloyds Banking Group plc , Senior Note , FRN , 5.871%, ( 1-year
CMT T-Note + 1.7% ), 3/06/29 ......................... United Kingdom 5,300,000 5,437,856
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 6,000,000 6,171,295
d
Nordea Bank Abp , Senior Preferred Note , 144A, 4.75%, 9/22/25 Finland 5,200,000 5,209,228
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 3,800,000 3,846,364
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,500,000 6,154,801
d
Societe Generale SA ,
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 10,800,000 10,223,904
e
Senior Non-Preferred Note , 144A, FRN , 6.446%, ( 1-year CMT
T-Note + 2.55% ), 1/10/29 ........................... France 6,500,000 6,702,360
Toronto-Dominion Bank (The) , Senior Note , 4.693%, 9/15/27 ...
Canada 12,000,000 11,983,860
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 4,950,000 5,307,579
Senior Note , 5.435% to 1/23/29, FRN thereafter , 1/24/30 .... United States 4,400,000 4,454,176
US Bancorp , Senior Note , 5.727% to 10/20/25, FRN thereafter ,
10/21/26 ........................................ United States 4,300,000 4,335,580
Wells Fargo & Co. ,
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 9,000,000 7,999,358
Senior Bond , 5.499% to 1/22/34, FRN thereafter , 1/23/35 ... United States 7,500,000 7,609,468
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ..... United States 4,000,000 3,984,598
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 5,200,000 5,252,789
214,543,802
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.7%, 2/01/36 ...................... Belgium 5,100,000 4,917,289
Biotechnology 1.1%
AbbVie, Inc. , Senior Note , 3.2%, 11/21/29 .................
United States 3,000,000 2,804,969
Amgen, Inc. , Senior Bond , 5.25%, 3/02/33 .................
United States 14,300,000 14,452,838
Biogen, Inc. , Senior Bond , 2.25%, 5/01/30 .................
United States 6,900,000 5,994,400
d
CSL Finance plc , Senior Bond , 144A, 4.25%, 4/27/32 ........ Australia 6,500,000 6,232,485

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75%, 9/15/30
United States 7,500,000 $ 6,302,016
35,786,708
Broadline Retail 0.0%
a ,d ,f ,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3%, 12/31/22 ..................................... South Africa 2,492,650 —
a ,d ,f ,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25%, 12/31/22 .................................... South Africa 1,098,025 —
—
Building Products 0.3%
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75%, 4/01/32 .............. United States 2,600,000 2,646,473
Owens Corning , Senior Bond , 3.875%, 6/01/30 .............
United States 6,500,000 6,141,561
8,788,034
Capital Markets 2.4%
Deutsche Bank AG , Senior Preferred Note , 5.371%, 9/09/27 ...
Germany 9,500,000 9,695,844
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 15,000,000 12,796,652
Senior Bond , 3.102% to 2/23/32, FRN thereafter , 2/24/33 ... United States 6,500,000 5,677,913
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 9,700,000 9,173,742
Morgan Stanley ,
Senior Bond , 1.928% to 4/27/31, FRN thereafter , 4/28/32 ... United States 15,200,000 12,561,883
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 8,650,000 8,765,988
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25%, 4/01/29 ................................... United States 2,500,000 2,535,170
d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875%, 3/01/31 United States 2,100,000 2,211,239
UBS Group AG ,
Senior Note , 4.55%, 4/17/26 ......................... Switzerland 3,400,000 3,386,866
d
Senior Note , 144A, 2.193% to 6/04/25, FRN thereafter , 6/05/26 Switzerland 1,000,000 982,076
d
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 Switzerland 2,300,000 2,318,130
d,e
Senior Note , 144A, FRN , 5.428%, ( 1-year CMT T-Note +
1.52% ), 2/08/30 .................................. Switzerland 6,500,000 6,594,970
76,700,473
Chemicals 0.3%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99%,
2/20/32 ......................................... Mexico 4,300,000 3,196,645
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 6,500,000 6,938,393
10,135,038
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Bond , 5%, 4/01/34 ...........
United States 6,500,000 6,479,538
Communications Equipment 0.5%
Motorola Solutions, Inc. , Senior Bond , 2.75%, 5/24/31 ........
United States 16,800,000 14,689,168
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4%, 10/29/33 ......................... Ireland 11,300,000 9,694,461
d
FirstCash, Inc. , Senior Note , 144A, 6.875%, 3/01/32 ......... United States 4,800,000 4,860,696
14,555,157

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.6%
Dollar Tree, Inc. ,
Senior Bond , 4.2%, 5/15/28 .......................... United States 8,000,000 $ 7,778,722
Senior Bond , 2.65%, 12/01/31 ........................ United States 7,500,000 6,293,254
Kroger Co. (The) , Senior Note , 4.7%, 8/15/26 ..............
United States 3,600,000 3,612,597
17,684,573
Containers & Packaging 0.2%
d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4%, 10/15/27 ...... United States 2,300,000 2,198,745
WRKCo, Inc. , Senior Bond , 3%, 6/15/33 ..................
United States 4,700,000 3,989,890
6,188,635
Diversified REITs 0.1%
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.5%,
9/01/26 ......................................... United States 2,000,000 1,977,384
Diversified Telecommunication Services 1.0%
AT&T, Inc. , Senior Bond , 2.55%, 12/01/33 .................
United States 21,000,000 17,089,185
Verizon Communications, Inc. ,
Senior Bond , 5.05%, 5/09/33 ......................... United States 6,500,000 6,508,494
Senior Note , 2.355%, 3/15/32 ........................ United States 9,000,000 7,506,219
31,103,898
Electric Utilities 2.0%
d ,h
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375%, 2/15/32 .................... Spain 600,000 596,228
Commonwealth Edison Co. , Senior Bond , 6.45%, 1/15/38 .....
United States 700,000 774,774
Duke Energy Corp. ,
Senior Bond , 2.45%, 6/01/30 ......................... United States 2,900,000 2,551,090
Senior Bond , 5.75%, 9/15/33 ......................... United States 6,500,000 6,747,066
Duke Energy Florida LLC , Senior Bond , 6.4%, 6/15/38 .......
United States 1,300,000 1,426,555
Duke Energy Ohio, Inc. , Senior Bond , 5.25%, 4/01/33 ........
United States 1,300,000 1,320,022
d
Enel Finance International NV , Senior Bond , 144A, 6.8%, 9/15/37 Italy 3,000,000 3,274,419
Exelon Corp. , Senior Bond , 4.05%, 4/15/30 ................
United States 8,400,000 8,065,628
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051%,
3/01/25 ......................................... United States 3,700,000 3,712,409
e
Pacific Gas and Electric Co. , Senior Note , FRN , 5.808%, ( SOFR
Index + 0.95% ), 9/04/25 ............................. United States 10,400,000 10,424,452
Southern Co. (The) , A , Senior Bond , 3.7%, 4/30/30 ..........
United States 10,500,000 9,905,488
Virginia Electric and Power Co. , Senior Bond , 6.35%, 11/30/37 .
United States 520,000 565,533
d
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3%,
7/15/29 ......................................... United States 10,000,000 9,597,993
Xcel Energy, Inc. , Senior Bond , 5.45%, 8/15/33 .............
United States 5,500,000 5,550,566
64,512,223
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.15%, 3/15/33 .................
United States 2,400,000 2,296,707
Electronic Equipment, Instruments & Components 0.3%
Flex Ltd. ,
Senior Bond , 4.875%, 5/12/30 ........................ United States 7,500,000 7,343,434
Senior Note , 5.25%, 1/15/32 ......................... United States 900,000 892,301
8,235,735

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 4.9%, 8/15/34 ..................
United States 3,400,000 $ 3,394,350
Financial Services 0.9%
Corebridge Financial, Inc. , Senior Note , 6.05%, 9/15/33 .......
United States 6,000,000 6,230,503
Fiserv, Inc. ,
Senior Bond , 3.5%, 7/01/29 .......................... United States 1,200,000 1,134,932
Senior Bond , 2.65%, 6/01/30 ......................... United States 9,100,000 8,092,906
Senior Bond , 5.625%, 8/21/33 ........................ United States 6,500,000 6,695,141
d
GGAM Finance Ltd. , Senior Note , 144A, 8%, 6/15/28 ........ Ireland 2,500,000 2,637,420
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5%, 2/15/29 United States 3,200,000 3,406,405
28,197,307
Food Products 1.0%
General Mills, Inc. , Senior Note , 5.241%, 11/18/25 ...........
United States 1,900,000 1,900,231
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5%, 1/15/27 .......................... United States 6,200,000 5,883,436
Senior Note , 3%, 2/02/29 ........................... United States 2,000,000 1,838,907
Senior Note , 3.625%, 1/15/32 ........................ United States 2,500,000 2,208,368
Senior Note , 5.75%, 4/01/33 ......................... United States 6,500,000 6,569,472
McCormick & Co., Inc. , Senior Bond , 4.95%, 4/15/33 .........
United States 7,000,000 6,955,930
Mondelez International, Inc. , Senior Bond , 4.75%, 8/28/34 .....
United States 6,200,000 6,025,994
31,382,338
Ground Transportation 0.2%
d
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8%, 4/15/34 ...... United Kingdom 900,000 912,400
Burlington Northern Santa Fe LLC , Senior Bond , 6.15%, 5/01/37
United States 6,000,000 6,566,405
7,478,805
Health Care Equipment & Supplies 0.8%
Baxter International, Inc. , Senior Bond , 2.539%, 2/01/32 ......
United States 7,500,000 6,309,045
Boston Scientific Corp. , Senior Bond , 2.65%, 6/01/30 ........
United States 6,000,000 5,380,362
GE HealthCare Technologies, Inc. ,
Senior Note , 5.6%, 11/15/25 ......................... United States 5,700,000 5,748,009
Senior Note , 5.905%, 11/22/32 ....................... United States 6,500,000 6,861,996
24,299,412
Health Care Providers & Services 2.0%
Centene Corp. , Senior Bond , 3%, 10/15/30 ................
United States 2,500,000 2,167,191
Cigna Group (The) , Senior Bond , 5.25%, 2/15/34 ...........
United States 6,500,000 6,481,762
CVS Health Corp. ,
Senior Bond , 5.3%, 6/01/33 .......................... United States 5,000,000 4,904,743
Senior Bond , 4.78%, 3/25/38 ......................... United States 3,200,000 2,857,206
Senior Bond , 2.7%, 8/21/40 .......................... United States 2,000,000 1,332,661
d
DaVita, Inc. ,
Senior Note , 144A, 4.625%, 6/01/30 ................... United States 4,900,000 4,514,094
Senior Note , 144A, 6.875%, 9/01/32 ................... United States 1,500,000 1,509,174
Elevance Health, Inc. , Senior Bond , 4.75%, 2/15/33 .........
United States 7,000,000 6,801,198
HCA, Inc. , Senior Note , 3.625%, 3/15/32 ..................
United States 9,000,000 8,096,960
Icon Investments Six DAC , Senior Secured Bond , 6%, 5/08/34 .
United States 500,000 512,416
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266%,
11/01/49 ........................................ United States 11,270,000 8,188,832
d
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...... Italy 1,100,000 1,039,101

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Providence St Joseph Health Obligated Group , H , 2.746%,
10/01/26 ........................................ United States 8,875,000 $ 8,562,382
UnitedHealth Group, Inc. , Senior Note , 5.15%, 7/15/34 .......
United States 6,000,000 6,047,547
63,015,267
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 4.75%, 4/15/35 ......................... United States 6,500,000 6,224,714
Senior Bond , 5.25%, 5/15/36 ......................... United States 2,600,000 2,562,315
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 3.5%, 3/15/31 ............................... United States 1,400,000 992,942
9,779,971
Health Care Technology 0.1%
IQVIA, Inc. , Senior Secured Note , 6.25%, 2/01/29 ...........
United States 4,300,000 4,481,808
Hotel & Resort REITs 0.2%
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5%, 4/01/32 ............................... United States 5,900,000 5,974,204
Hotels, Restaurants & Leisure 0.4%
d
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625%,
10/15/29 ........................................ United States 6,500,000 6,098,079
d
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. ,
Senior Secured Note , 144A, 6.625%, 5/01/32 ............. United States 4,200,000 4,282,530
Starbucks Corp. , Senior Bond , 2.55%, 11/15/30 .............
United States 2,500,000 2,202,308
12,582,917
Household Durables 0.2%
PulteGroup, Inc. , Senior Bond , 6%, 2/15/35 ................
United States 6,500,000 6,811,289
Independent Power and Renewable Electricity Producers 0.3%
Constellation Energy Generation LLC , Senior Bond , 6.125%,
1/15/34 ......................................... United States 8,950,000 9,556,208
Insurance 1.9%
d
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5%, 6/15/29 ..................... United States 1,600,000 1,645,405
Senior Secured Note , 144A, 7.5%, 11/06/30 ............. United States 3,800,000 3,866,944
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 7%, 1/15/31 ................ United States 6,500,000 6,549,160
CNA Financial Corp. , Senior Bond , 5.125%, 2/15/34 .........
United States 6,500,000 6,437,384
d
Corebridge Global Funding , Secured Note , 144A, 5.9%, 9/19/28 United States 3,400,000 3,513,169
F&G Annuities & Life, Inc. , Senior Note , 6.5%, 6/04/29 .......
United States 2,600,000 2,636,259
d
Five Corners Funding Trust II , Senior Note , 144A, 2.85%, 5/15/30 United States 3,000,000 2,691,320
d
Five Corners Funding Trust III , Senior Note , 144A, 5.791%,
2/15/33 ......................................... United States 6,500,000 6,764,690
d
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05%, 1/06/28 ................... United States 10,300,000 10,398,275
Secured Note , 144A, 4.3%, 8/25/29 .................... United States 3,700,000 3,618,965
d
RGA Global Funding , Secured Note , 144A, 5.5%, 1/11/31 ..... United States 6,900,000 7,042,122
d
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875%,
4/15/34 ......................................... United States 4,400,000 4,623,258
59,786,951

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.6%
Meta Platforms, Inc. , Senior Bond , 4.95%, 5/15/33 ..........
United States 10,100,000 $ 10,262,256
d ,i
Tencent Holdings Ltd. , Senior Note , 144A, 2.39%, 6/03/30 ..... China 10,000,000 8,816,935
19,079,191
Life Sciences Tools & Services 0.0%
†
Revvity, Inc. , Senior Bond , 2.25%, 9/15/31 ................
United States 1,800,000 1,495,521
Machinery 0.1%
d
Esab Corp. , Senior Note , 144A, 6.25%, 4/15/29 ............. United States 800,000 815,087
Hillenbrand, Inc. , Senior Note , 6.25%, 2/15/29 ..............
United States 2,300,000 2,311,553
3,126,640
Media 1.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8%, 4/01/31 ............................... United States 12,500,000 10,519,336
d
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875%, 4/01/30 .............................. United States 3,600,000 3,673,613
Comcast Corp. ,
Senior Bond , 1.5%, 2/15/31 .......................... United States 4,000,000 3,286,224
Senior Bond , 4.8%, 5/15/33 .......................... United States 14,700,000 14,528,143
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875%, 8/15/27 .................. United States 5,000,000 4,819,709
Time Warner Cable LLC , Senior Secured Bond , 6.55%, 5/01/37
United States 5,700,000 5,485,103
42,312,128
Metals & Mining 0.2%
BHP Billiton Finance USA Ltd. , Senior Bond , 5.25%, 9/08/33 ...
Australia 6,500,000 6,611,900
d
Constellium SE , Senior Note , 144A, 6.375%, 8/15/32 ........ United States 800,000 788,281
7,400,181
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125%, 4/01/36
United States 2,700,000 2,883,674
Dominion Energy, Inc. , C , Senior Note , 3.375%, 4/01/30 ......
United States 4,351,000 4,031,379
DTE Energy Co. , Senior Note , 4.875%, 6/01/28 .............
United States 6,700,000 6,713,588
13,628,641
Oil, Gas & Consumable Fuels 3.4%
d
Aker BP ASA , Senior Bond , 144A, 4%, 1/15/31 ............. Norway 5,400,000 5,050,623
Boardwalk Pipelines LP , Senior Bond , 3.4%, 2/15/31 .........
United States 6,275,000 5,663,049
BP Capital Markets America, Inc. ,
Senior Bond , 4.812%, 2/13/33 ........................ United States 6,000,000 5,878,922
Senior Bond , 4.989%, 4/10/34 ........................ United States 6,500,000 6,424,948
Canadian Natural Resources Ltd. , Senior Bond , 2.95%, 7/15/30
Canada 5,900,000 5,279,745
Cheniere Energy, Inc. ,
Senior Note , 4.625%, 10/15/28 ....................... United States 1,700,000 1,667,269
Senior Note , 5.65%, 4/15/34 ......................... United States 1,700,000 1,712,134
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375%,
6/15/26 ......................................... United States 3,000,000 3,005,394
ConocoPhillips Co. , Senior Bond , 5.05%, 9/15/33 ...........
United States 2,500,000 2,511,657
Energy Transfer LP ,
Senior Bond , 4.75%, 1/15/26 ......................... United States 4,500,000 4,495,445
Senior Bond , 5.55%, 5/15/34 ......................... United States 9,500,000 9,546,561
Senior Note , 6.4%, 12/01/30 ......................... United States 4,000,000 4,244,024

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
d
Senior Note , 144A, 6%, 2/01/29 ...................... United States 2,000,000 $ 2,032,560
Enterprise Products Operating LLC , Senior Bond , 3.125%,
7/31/29 ......................................... United States 2,000,000 1,869,291
d
Hess Midstream Operations LP , Senior Note , 144A, 6.5%, 6/01/29 United States 5,700,000 5,798,889
d
Kinetik Holdings LP , Senior Note , 144A, 6.625%, 12/15/28 ..... United States 4,000,000 4,088,756
d
Matador Resources Co. , Senior Note , 144A, 6.5%, 4/15/32 .... United States 3,000,000 2,973,333
MPLX LP ,
Senior Bond , 5.5%, 6/01/34 .......................... United States 4,600,000 4,593,147
Senior Note , 4.875%, 6/01/25 ........................ United States 4,500,000 4,496,068
TotalEnergies Capital SA , Senior Bond , 4.724%, 9/10/34 ......
France 3,820,000 3,730,482
TransCanada PipeLines Ltd. , Senior Bond , 4.25%, 5/15/28 ....
Canada 3,400,000 3,337,318
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 3.25%,
5/15/30 ......................................... United States 4,500,000 4,112,831
d
Var Energi ASA , Senior Bond , 144A, 8%, 11/15/32 .......... Norway 6,500,000 7,398,794
d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125%, 8/15/31 ............ United States 2,000,000 1,824,153
Senior Secured Note , 144A, 3.875%, 8/15/29 ............ United States 500,000 461,380
d
Vital Energy, Inc. , Senior Note , 144A, 7.875%, 4/15/32 ....... United States 1,400,000 1,346,299
Williams Cos., Inc. (The) , Senior Bond , 3.5%, 11/15/30 .......
United States 3,200,000 2,949,904
106,492,976
Paper & Forest Products 0.1%
Suzano Austria GmbH , DM3N , Senior Bond , 3.125%, 1/15/32 ..
Brazil 2,300,000 1,930,343
Passenger Airlines 0.4%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75%, 4/20/29 ................... United States 1,600,000 1,585,692
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note , 144A, 4.5%, 10/20/25 ............. United States 4,133,000 4,113,744
Senior Secured Note , 144A, 4.75%, 10/20/28 ............ United States 6,500,000 6,429,975
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375%, 4/15/26 United States 118,793 116,816
12,246,227
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625%, 3/24/32 .......
United States 2,500,000 2,291,084
Pharmaceuticals 0.8%
d
Bayer US Finance LLC , Senior Note , 144A, 6.375%, 11/21/30 .. Germany 10,000,000 10,433,118
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%,
4/15/31 ......................................... United States 800,000 856,378
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75%,
5/19/33 ......................................... United States 4,100,000 4,040,733
Royalty Pharma plc , Senior Bond , 2.15%, 9/02/31 ...........
United States 11,800,000 9,782,543
25,112,772
Software 0.2%
d
McAfee Corp. , Senior Note , 144A, 7.375%, 2/15/30 .......... United States 6,500,000 6,271,935
Specialized REITs 0.2%
d
Iron Mountain, Inc. , Senior Note , 144A, 7%, 2/15/29 ......... United States 6,000,000 6,175,080
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. , Senior Note , 4.85%, 10/15/31 .
United States 5,400,000 5,294,730

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.6%
d
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......... United States 900,000 $ 965,090
Tapestry, Inc. ,
Senior Bond , 7.85%, 11/27/33 ........................ United States 6,500,000 6,644,039
Senior Note , 7.05%, 11/27/25 ........................ United States 10,000,000 10,154,772
17,763,901
Tobacco 0.7%
Altria Group, Inc. , Senior Bond , 3.4%, 5/06/30 ..............
United States 15,000,000 13,854,319
d
Imperial Brands Finance plc , Senior Bond , 144A, 4.25%, 7/21/25 United Kingdom 412,000 409,406
Philip Morris International, Inc. , Senior Bond , 5.375%, 2/15/33 ..
United States 8,800,000 8,923,116
23,186,841
Trading Companies & Distributors 0.6%
d
EquipmentShare.com, Inc. , Secured Note , 144A, 9%, 5/15/28 .. United States 6,500,000 6,729,354
d
United Rentals North America, Inc. , Senior Bond , 144A, 6.125%,
3/15/34 ......................................... United States 1,200,000 1,211,514
d
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375%, 3/15/29 ................... United States 3,500,000 3,575,730
Senior Note , 144A, 6.625%, 3/15/32 ................... United States 6,300,000 6,463,769
17,980,367
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc. ,
Senior Bond , 5.15%, 4/15/34 ......................... United States 6,500,000 6,493,216
Senior Note , 3.875%, 4/15/30 ........................ United States 12,000,000 11,400,480
d
Zegona Finance plc , Senior Secured Note , 144A, 8.625%,
7/15/29 ......................................... United Kingdom 6,000,000 6,352,500
24,246,196
Total Corporate Bonds (Cost $ 1,171,581,732 ) .................................
1,146,161,937
j
Senior Floating Rate Interests 1.6%
Aerospace & Defense 0.0%
†
k
Cobham Ultra SeniorCo SARL, First Lien, USD CME Term Loan,
B , 9.245% , ( 6-month SOFR + 3.75% ), 8/03/29 ............ Luxembourg 537,303 523,984
k
Air Freight & Logistics 0.0%
†
Clue Opco LLC, First Lien, CME Term Loan, B , 9.085% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 540,000 540,095
Rand Parent LLC, First Lien, CME Term Loan, B , 8.354% ,
( 3-month SOFR + 3.75% ), 3/18/30 ..................... United States 561,133 563,905
1,104,000
a a a a a a
k
Automobile Components 0.1%
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.615% , ( 3-month SOFR + 3.75% ), 10/04/28 ........ United States 547,988 526,126
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.847% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 353,867 345,077
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.347% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 296,984 278,051
Highline Aftermarket Acquisition LLC, First Lien, 2024-1
Refinancing CME Term Loan , 8.685% , ( 1-month SOFR + 4% ),
11/09/27 ........................................ United States 126,015 126,645

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Automobile Components (continued)
TI Group Automotive Systems LLC, First Lien, 2021 Refinancing
CME Term Loan, B , 8.05% , ( 1-month SOFR + 3.25% ), 12/16/26 United States 84,969 $ 85,181
1,361,080
a a a a a a
Automobiles 0.0%
†
k
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.535% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 217,011 194,717
Beverages 0.0%
†
k
Triton Water Holdings, Inc., First Lien, Initial CME Term Loan ,
8.115% , ( 3-month SOFR + 3.25% ), 3/31/28 .............. United States 551,273 552,337
Broadline Retail 0.0%
†
k
Peer Holding III BV, First Lien, CME Term Loan, B5 , 7.604% ,
( 3-month SOFR + 3% ), 7/01/31 ....................... Netherlands 230,572 231,221
k
Building Products 0.0%
†
AZZ, Inc., First Lien, Initial CME Term Loan , 7.185% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 178,070 178,895
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B ,
7.557% , ( 3-month SOFR + 2.5% ), 5/31/30 ............... United States 176,881 176,881
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 7.557% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 103,550 103,597
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan , 7.685% , ( 1-month SOFR + 3% ), 3/28/31 ............ United States 80,636 80,984
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.935% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 117,206 117,346
Summit Materials LLC, First Lien, CME Term Loan, B2 , 6.554% ,
( 1-month SOFR + 1.75% ), 1/12/29 ..................... United States 53,403 53,562
711,265
a a a a a a
k
Capital Markets 0.1%
AAL Delaware Holdco, Inc., First Lien, Initial CME Term Loan ,
8.185% , ( 1-month SOFR + 3.5% ), 7/30/31 ............... United States 116,883 117,687
AI Aqua Merger Sub, Inc., First Lien, Initial CME Term Loan, B ,
8.357% , ( 1-month SOFR + 3.5% ), 7/31/28 ............... United States 166,004 166,488
Aretec Group, Inc., First Lien, CME Term Loan, B2 , 8.685% ,
( 1-month SOFR + 4% ), 8/09/30 ....................... United States 90,080 89,707
Citadel Securities LP, First Lien, CME Term Loan , 6.718% ,
( 1-month SOFR + 2% ), 7/29/30 ....................... United States 516,216 516,781
Edelman Financial Engines Center LLC (The), First Lien, 2024
Refinancing CME Term Loan , 7.935% , ( 1-month SOFR +
3.25% ), 4/07/28 ................................... United States 608,550 609,263
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 , 8.33% ,
( 3-month SOFR + 3% ), 3/05/29 ....................... United States 537,300 535,376
Jane Street Group LLC, First Lien, CME Term Loan, B , 6.685% ,
( 1-month SOFR + 2% ), 1/26/28 ....................... United States 533,651 533,696
2,568,998
a a a a a a
k
Chemicals 0.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.854% ,
( 3-month SOFR + 3.25% ), 9/09/31 ..................... United States 215,188 216,264
h
Albaugh LLC, First Lien, Initial CME Term Loan , 8.446% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 279,284 278,064
Hexion Holdings Corp., First Lien, Initial CME Term Loan , 9.771% ,
( 3-month SOFR + 4.5% ), 3/15/29 ...................... United States 556,660 557,306
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
12.223% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 196,838 179,910

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Chemicals (continued)
INEOS US Finance LLC, First Lien, 2030 Dollar Term Loan ,
8.497% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 232,472 $ 232,981
INEOS US Petrochem LLC, First Lien, 2030 Dollar CME Term
Loan, B , 8.535% , ( 1-month SOFR + 3.75% ), 3/14/30 ....... United States 417,884 416,839
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
9.035% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 115,994 115,632
LSF11 A5 Holdco LLC, First Lien, 2024 Refinancing CME Term
Loan , 8.3% , ( 1-month SOFR + 3.5% ), 10/16/28 ........... United States 181,537 182,464
h
Lummus Technology Holdings V LLC, First Lien, 2024 CME Term
Loan, B , 8.3% , ( 1-month SOFR + 3.5% ), 12/31/29 ......... United States 134,483 134,808
Nouryon Finance BV, First Lien, 2024 Dollar CME Term Loan, B2 ,
7.784% , ( 6-month SOFR + 3.5% ), 4/03/28 ............... Netherlands 143,564 144,327
PMHC II, Inc., First Lien, Initial CME Term Loan , 9.058% ,
( 3-month SOFR + 4.25% ), 4/23/29 ..................... United States 302,733 299,273
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 8.085% , ( 3-month SOFR + 3.5% ), 3/16/27 ............ United States 653,209 655,622
3,413,490
a a a a a a
k
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Initial US Dollar CME
Term Loan , 8.535% , ( 1-month SOFR + 3.75% ), 5/12/28 ..... United States 183,947 183,790
APi Group DE, Inc., First Lien, Repriced 2021 Incremental CME
Term Loan , 6.685% , ( 1-month SOFR + 2% ), 1/03/29 ....... United States 96,088 96,152
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.604% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 537,760 538,674
Covanta Holding Corp., First Lien, Initial CME Term Loan, B ,
7.193% , ( 6-month SOFR + 2.5% ), 11/30/28 .............. United States 499,096 500,212
Covanta Holding Corp., First Lien, Initial CME Term Loan, C ,
7.588% , ( 6-month SOFR + 2.5% ), 11/30/28 .............. United States 38,344 38,430
PG Investment Co. 59 SARL, First Lien, Initial CME Term Loan ,
7.604% , ( 3-month SOFR + 3% ), 3/26/31 ................ Luxembourg 185,552 186,131
Pitney Bowes, Inc., First Lien, Refinancing CME Term Loan, B ,
8.8% , ( 1-month SOFR + 4% ), 3/17/28 .................. United States 625,984 628,920
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 9.256% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 301,286 263,166
2,435,475
a a a a a a
k
Communications Equipment 0.0%
†
CommScope, Inc., First Lien, Initial CME Term Loan , 8.05% ,
( 1-month SOFR + 3.25% ), 4/06/26 ..................... United States 126,913 124,407
Delta Topco, Inc., First Lien, Second Amendment CME Term
Loan , 8.198% , ( 6-month SOFR + 3.5% ), 11/30/29 ......... United States 302,875 303,379
427,786
a a a a a a
k
Construction & Engineering 0.1%
Chromalloy Corp., First Lien, CME Term Loan , 8.354% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 558,573 549,217
Construction Partners, Inc., First Lien, CME Term Loan, B ,
6.527% , ( 12-month SOFR + 2.75% ), 10/29/31 ............ United States 46,075 46,190
Radar Bidco SARL, First Lien, USD CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 3/27/31 ..................... Luxembourg 188,709 189,536
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan ,
6.995% , ( 1-month SOFR + 2.25% ), 1/24/31 .............. United States 537,300 539,401
1,324,344
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Consumer Finance 0.0%
†
h
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan , 8.153% , ( 12-month SOFR + 3% ), 7/18/31 ........... United States 549,892 $ 548,861
Nuvei Technologies Corp., First Lien, Initial CME Term Loan ,
7.785% , ( 1-month SOFR + 3% ), 12/19/30 ................ Canada 77,695 77,622
626,483
a a a a a a
k
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024 Replacement CME Term
Loan , 8.415% , ( 3-month SOFR + 3.75% ), 6/09/31 ......... United States 538,650 540,382
Charter Next Generation, Inc., First Lien, CME Term Loan, B ,
7.685% , ( 1-month SOFR + 3% ), 12/01/27 ................ United States 116,066 116,217
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.723% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 404,457 379,627
LC Ahab US Bidco LLC, First Lien, Initial CME Term Loan ,
8.185% , ( 1-month SOFR + 3.5% ), 5/01/31 ............... United States 118,162 118,753
Pactiv Evergreen Group Holdings, Inc., First Lien, CME Term
Loan, B4 , 7.185% , ( 1-month SOFR + 2.5% ), 9/25/28 ....... United States 77,259 77,417
SupplyOne, Inc., First Lien, CME Term Loan, B , 8.435% , ( 1-month
SOFR + 3.75% ), 4/21/31 ............................ United States 537,300 538,691
1,771,087
a a a a a a
Distributors 0.0%
†
k
Core & Main LP, First Lien, CME Term Loan, D , 6.718% , ( 1-month
SOFR + 2% ), 7/27/28 ............................... United States 384,256 384,175
Diversified Consumer Services 0.0%
†
k
WW International, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 4/13/28 ...................... United States 178,190 44,629
Diversified Telecommunication Services 0.0%
†
k
Altice France SA, First Lien, CME Term Loan, B14 , 10.156% ,
( 3-month SOFR + 5.5% ), 8/15/28 ...................... France 72,652 58,381
Electric Utilities 0.0%
†
k
NRG Energy, Inc., First Lien, 2024 New CME Term Loan , 6.605% ,
( 3-month SOFR + 2% ), 4/16/31 ....................... United States 537,300 538,643
Electrical Equipment 0.0%
†
k
Indicor LLC, First Lien, CME Term Loan, C , 7.854% , ( 3-month
SOFR + 3.25% ), 11/22/29 ........................... United States 349,771 350,235
k
Entertainment 0.0%
†
Banijay Group US Holding, Inc., First Lien, USD CME Term Loan,
B , 8.196% , ( 1-month SOFR + 3.25% ), 3/01/28 ............ France 153,155 153,672
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.55% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 120,743 120,748
274,420
a a a a a a
k
Food Products 0.1%
h
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan ,
8.968% , ( 1-month SOFR + 4.25% ), 12/22/30 ............. United States 198,529 198,778
Fiesta Purchaser, Inc., First Lien, CME Term Loan , 8.685% ,
( 1-month SOFR + 4% ), 2/12/31 ....................... United States 144,670 145,250
h
Froneri US, Inc., First Lien, CME Term Loan, B , 6.745% ,
( 12-month SOFR + 2% ), 9/17/31 ...................... United States 525,547 523,789
Primary Products Finance LLC, First Lien, CME Term Loan, B ,
8.248% , ( 3-month SOFR + 3.5% ), 4/02/29 ............... United States 520,355 522,165

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Food Products (continued)
Simply Good Foods USA, Inc., First Lien, Initial CME Term Loan ,
7.318% , ( 1-month SOFR + 2.5% ), 3/17/27 ............... United States 33,544 $ 33,754
1,423,736
a a a a a a
k
Ground Transportation 0.0%
†
Albion Financing 3 SARL, First Lien, 2024 Amended USD Term
Loan , 9.826% , ( 3-month SOFR + 4.75% ), 8/17/29 ......... Luxembourg 63,821 64,113
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 410,324 411,118
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 125,490 125,733
Savage Enterprises LLC, First Lien, Initial CME Term Loan ,
7.685% , ( 1-month SOFR + 3% ), 9/15/28 ................ United States 133,431 133,982
734,946
a a a a a a
k
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, Initial CME Term Loan , 8.095% ,
( 1-month SOFR + 3.25% ), 5/10/27 ..................... United States 535,888 536,223
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.935% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 73,871 73,947
Medline Borrower LP, First Lien, Initial CME Term Loan , 7.435% ,
( 1-month SOFR + 2.75% ), 10/23/28 .................... United States 399,608 400,429
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 9.354% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 109,700 110,284
1,120,883
a a a a a a
k
Health Care Providers & Services 0.1%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 8.175% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 587,412 576,888
Charlotte Buyer, Inc., First Lien, First Refinancing CME Term
Loan , 9.573% , ( 1-month SOFR + 4.75% ), 2/11/28 ......... United States 180,865 182,606
CNT Holdings I Corp., First Lien, Initial CME Term Loan , 8.085% ,
( 3-month SOFR + 3.5% ), 11/08/27 ..................... United States 77,007 77,277
DaVita, Inc., First Lien, Extended CME Term Loan, B1 , 6.685% ,
( 1-month SOFR + 2% ), 4/25/31 ....................... United States 540,000 540,338
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
8.185% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 186,586 140,660
Pacific Dental Services LLC, First Lien, CME Term Loan , 7.536% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 209,111 209,389
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B4 , 7.935% ,
( 1-month SOFR + 3.25% ), 2/21/31 ..................... United States 249,373 249,706
f
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
8.883% , ( 3-month SOFR + 3.5% ), 1/31/29 ............... United States 275,670 271,409
Star Parent, Inc., First Lien, CME Term Loan , 8.354% , ( 3-month
SOFR + 3.75% ), 9/27/30 ............................ United States 73,875 72,462
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.495% , ( 1-month SOFR + 2.75% ), 12/19/30 .... United States 16,837 16,895
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
9.036% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 562,018 554,749
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
7.435% , ( 1-month SOFR + 2.75% ), 10/22/29 ............. United States 54,731 55,010
2,947,389
a a a a a a
Health Care Technology 0.0%
†
k
athenahealth Group, Inc., First Lien, Initial CME Term Loan ,
7.935% , ( 1-month SOFR + 3.25% ), 2/15/29 .............. United States 537,252 536,411

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Hotels, Restaurants & Leisure 0.1%
f
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME Term Loan ,
PIK, 9.865% , ( 3-month SOFR + 5% ), 12/29/25 ............ United States 683,038 $ 283,461
Aramark Services, Inc., First Lien, CME Term Loan, B7 , 6.685% ,
( 1-month SOFR + 2% ), 4/06/28 ....................... United States 540,000 541,215
Bally's Corp., First Lien, CME Term Loan, B , 8.143% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 492,820 476,496
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 7.435% , ( 1-month SOFR + 2.75% ), 2/06/30 ... United States 249,340 249,911
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.875% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 119,581 119,418
Entain plc, First Lien, CME Term Loan, B3 , 8.014% , ( 6-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 475,933 475,924
Flutter Entertainment plc, First Lien, CME Term Loan, B , 6.604% ,
( 3-month SOFR + 2% ), 11/25/30 ...................... Ireland 537,293 537,830
h
Golden State Foods LLC, First Lien, CME Term Loan, B , 8.447% ,
( 12-month SOFR + 4.25% ), 10/03/31 ................... United States 152,542 152,828
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 7.185% , ( 1-month SOFR + 2.5% ), 8/02/28 .......... United States 71,635 71,501
IRB Holding Corp., First Lien, CME Term Loan, B , 7.535% ,
( 1-month SOFR + 2.75% ), 12/15/27 .................... United States 199,499 199,702
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.893% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 58,093 58,176
Raptor Acquisition Corp., First Lien, CME Term Loan, B , 9.015% ,
( 3-month SOFR + 4% ), 11/01/26 ...................... United States 156,388 156,447
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 8.318% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 531,350 529,795
Whatabrands LLC, First Lien, 2024 CME Term Loan, B , 7.435% ,
( 1-month SOFR + 2.75% ), 8/03/28 ..................... United States 127,322 127,453
3,980,157
a a a a a a
Household Durables 0.0%
†
k
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 8.571% ,
( 3-month SOFR + 3.5% ), 2/25/29 ...................... Netherlands 534,622 533,756
k
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.685% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 540,000 537,594
Calpine Corp., First Lien, CME Term Loan , 6.685% , ( 1-month
SOFR + 2% ), 1/31/31 ............................... United States 537,300 536,384
1,073,978
a a a a a a
k
Insurance 0.1%
Acrisure LLC, First Lien, CME Term Loan, B6 , 8.009% , ( 1-month
SOFR + 3.25% ), 11/06/30 ........................... United States 81,684 81,659
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 8.185% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 226,923 227,507
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.785% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 69,123 68,611
Asurion LLC, First Lien, New CME Term Loan, B11 , 9.035% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 541,289 538,920
Asurion LLC, Second Lien, New CME Term Loan, B4 , 10.05% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 663,780 635,453
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.935% , ( 1-month SOFR + 3.25% ), 6/16/31 .............. United States 546,737 546,948
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.585% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 312,817 313,273
2,412,371
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.435% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 98,837 $ 98,858
k
Leisure Products 0.0%
†
19th Holdings Golf LLC, First Lien, Initial CME Term Loan ,
8.201% , ( 1-month SOFR + 3.25% ), 2/07/29 .............. United States 496,193 491,023
GBT US III LLC, First Lien, Restatement Date CME Term Loan ,
7.626% , ( 3-month SOFR + 3% ), 7/28/31 ................ United States 349,584 350,084
841,107
a a a a a a
k
Machinery 0.0%
†
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 9.172% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 537,290 527,503
Crosby US Acquisition Corp., First Lien, Amendment No. 4
Replacement CME Term Loan , 8.185% , ( 1-month SOFR +
3.5% ), 8/16/29 .................................... United States 224,062 225,347
SunSource Borrower, Inc., First Lien, First Refinancing CME Term
Loan , 8.785% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 308,793 308,407
1,061,257
a a a a a a
k
Media 0.0%
†
Cengage Learning, Inc., First Lien, CME Term Loan, B , 9.538% ,
( 6-month SOFR + 4.25% ), 3/24/31 ..................... United States 148,049 148,832
Gray Television, Inc., First Lien, CME Term Loan, D , 7.786% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 223,754 211,137
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.935% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 539,959 537,208
897,177
a a a a a a
k
Oil, Gas & Consumable Fuels 0.1%
EPIC Crude Services LP, First Lien, CME Term Loan , 7.656% ,
( 3-month SOFR + 3% ), 10/15/31 ...................... United States 336,449 336,750
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan , 7.918% , ( 1-month SOFR + 3% ), 10/05/28 .. United States 496,250 497,111
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
7.844% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 378,356 379,099
1,212,960
a a a a a a
k
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 91,349 94,095
Air Canada, First Lien, CME Term Loan , 7.253% , ( 3-month SOFR
+ 2.5% ), 3/21/31 .................................. Canada 88,500 88,713
American Airlines, Inc., First Lien, Initial CME Term Loan , 7.209% ,
( 6-month SOFR + 2.5% ), 6/04/29 ...................... United States 578,190 576,744
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
6.656% , ( 3-month SOFR + 2% ), 10/01/31 ................ United States 308,131 307,746
United Airlines, Inc., First Lien, CME Term Loan, B , 7.385% ,
( 3-month SOFR + 2.75% ), 2/22/31 ..................... United States 223,273 224,050
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 8.354% ,
( 3-month SOFR + 3.75% ), 2/14/31 ..................... Canada 537,300 537,931
1,829,279
a a a a a a
k
Pharmaceuticals 0.0%
†
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2 ,
6.935% , ( 1-month SOFR + 2.25% ), 5/05/28 .............. United States 180,328 180,553

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Pharmaceuticals (continued)
Organon & Co., First Lien, Dollar CME Term Loan , 7.259% ,
( 1-month SOFR + 2.5% ), 5/19/31 ...................... United States 85,795 $ 85,902
266,455
a a a a a a
k
Professional Services 0.1%
CoreLogic, Inc., First Lien, Initial CME Term Loan , 8.3% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................. United States 537,231 535,503
EAB Global, Inc., First Lien, CME Term Loan , 7.935% , ( 1-month
SOFR + 3.25% ), 8/16/28 ............................ United States 537,300 536,043
Maximus, Inc., First Lien, CME Term Loan, B , 6.604% , ( 3-month
SOFR + 2% ), 5/30/31 ............................... United States 203,418 204,605
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.435% , ( 1-month SOFR + 3.75% ), 7/18/31 ......... United States 123,566 124,416
1,400,567
a a a a a a
Real Estate Management & Development 0.0%
†
k
Cushman & Wakefield US Borrower LLC, First Lien, 2024-3 CME
Term Loan , 7.935% , ( 1-month SOFR + 3.25% ), 1/31/30 ..... United States 538,650 540,223
k
Software 0.1%
Adeia, Inc., First Lien, CME Term Loan, B , 7.759% , ( 1-month
SOFR + 3% ), 6/08/28 ............................... United States 516,876 517,954
AppLovin Corp., First Lien, Amendment No. 1 Replacement CME
Term Loan, 10-I , 7.185% , ( 1-month SOFR + 2.5% ), 10/25/28 . United States 99,749 100,020
AppLovin Corp., First Lien, Delayed Draw CME Term Loan, B ,
7.185% , ( 1-month SOFR + 2.5% ), 8/16/30 ............... United States 301,217 301,904
Central Parent LLC, First Lien, CME Term Loan, B , 7.854% ,
( 3-month SOFR + 3.25% ), 7/06/29 ..................... United States 270,000 268,358
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.365% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 204,021 204,239
Flexera Software LLC, First Lien, CME Term Loan, B2 , 8.259% ,
( 1-month SOFR + 3.5% ), 3/03/28 ...................... United States 50,593 50,777
Genesys Cloud Services Holdings II LLC, First Lien, CME Term
Loan, B , 7.685% , ( 1-month SOFR + 3% ), 12/01/27 ......... United States 171,987 172,592
IGT Holding IV AB, First Lien, CME Term Loan, B2 , 3.662% , ( 1-
day SOFR + 3.4% ), 3/31/28 .......................... Sweden 537,216 539,567
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
8.085% , ( 3-month SOFR + 3.5% ), 12/01/27 .............. United States 129,585 130,288
McAfee Corp., First Lien, CME Term Loan, B1 , 8.1% , ( 1-month
SOFR + 3.25% ), 3/01/29 ............................ United States 532,661 532,698
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 8.847% ,
( 3-month SOFR + 4% ), 6/02/28 ....................... United States 100,846 100,281
Rocket Software, Inc., First Lien, CME Term Loan , 8.935% ,
( 1-month SOFR + 4.75% ), 11/28/28 .................... United States 118,269 118,615
Sovos Compliance LLC, First Lien, Initial CME Term Loan , 9.3% ,
( 1-month SOFR + 4.5% ), 8/11/28 ...................... United States 457,649 458,079
VS Buyer LLC, First Lien, 2024 Initial CME Term Loan , 8.036% ,
( 1-month SOFR + 3.25% ), 4/14/31 ..................... United States 122,979 123,287
3,618,659
a a a a a a
k
Specialty Retail 0.1%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.393% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 121,638 122,158
GNC Holdings, Inc., Second Lien, CME Term Loan , 10.785% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 858,008 602,750
Great Outdoors Group LLC, First Lien, CME Term Loan, B1 ,
8.55% , ( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 128,724 129,174

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Specialty Retail (continued)
Johnstone Supply LLC, First Lien, Initial CME Term Loan ,
7.851% , ( 1-month SOFR + 3% ), 5/16/31 ................ United States 447,514 $ 447,514
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 8.115% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 540,000 514,623
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 179,819 177,709
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan , 8.035% , ( 1-month SOFR + 3.25% ), 10/20/28 .... United States 246,288 240,439
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.935% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 339,775 339,471
2,573,838
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 8.071% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 533,615 525,555
Hanesbrands, Inc., First Lien, Initial CME Term Loan, B , 8.435% ,
( 1-month SOFR + 3.75% ), 3/08/30 ..................... United States 306,295 308,974
834,529
a a a a a a
Transportation Infrastructure 0.0%
†
k
LaserShip, Inc., First Lien, Initial CME Term Loan , 9.365% ,
( 3-month SOFR + 4.5% ), 5/08/28 ...................... United States 194,935 84,309
Total Senior Floating Rate Interests (Cost $ 49,200,184 ) ........................
48,919,595
l
Marketplace Loans 0.9%
a
Financial Services 0.9%
a a a a a a
Total Marketplace Loans (Cost $ 35,381,344 ) ..................................
29,124,449
Foreign Government and Agency Securities 1.3%
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5%, 7/27/27 ...................................... Supranational
m
10,700,000 10,491,329
Colombia Government Bond , Senior Bond , 5%, 6/15/45 ......
Colombia 8,800,000 6,051,009
d
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75%,
1/15/31 ......................................... Chile 6,500,000 5,908,589
d
Electricite de France SA , Senior Note , 144A, 5.7%, 5/23/28 .... France 2,100,000 2,154,201
d
Korea Electric Power Corp. , Senior Note , 144A, 5.375%, 4/06/26 South Korea 3,900,000 3,935,067
d
Panama Government Bond , Senior Note , 144A, 3.75%, 4/17/26 Panama 5,700,000 5,566,050
Peru Government Bond , Senior Bond , 2.783%, 1/23/31 .......
Peru 8,000,000 6,954,466
Total Foreign Government and Agency Securities (Cost $ 47,473,509 ) ............
41,060,711
U.S. Government and Agency Securities 22.0%
FFCB , 2.1%, 2/25/36 .................................
United States 9,300,000 7,083,502
U.S. Treasury Bonds ,
1.125%, 5/15/40 ................................... United States 4,000,000 2,498,125
1.75%, 8/15/41 ................................... United States 73,200,000 49,124,063
3.875%, 2/15/43 ................................... United States 12,800,000 11,708,000
2.5%, 5/15/46 .................................... United States 27,000,000 19,174,219
2.25%, 8/15/46 ................................... United States 45,800,000 30,863,117
2.75%, 11/15/47 ................................... United States 25,500,000 18,727,061
3.125%, 5/15/48 ................................... United States 16,500,000 12,943,476
2.875%, 5/15/49 ................................... United States 26,550,000 19,772,490
2.25%, 8/15/49 ................................... United States 70,600,000 46,052,711
1.25%, 5/15/50 ................................... United States 47,800,000 24,029,769
1.875%, 11/15/51 .................................. United States 88,390,000 51,749,583

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
3.625%, 5/15/53 ................................... United States 27,300,000 $ 23,451,873
U.S. Treasury Notes ,
0.375%, 11/30/25 .................................. United States 78,000,000 74,780,641
0.375%, 12/31/25 .................................. United States 41,000,000 39,202,246
n
Index Linked, 0.625%, 1/15/26 ........................ United States 35,400,000 46,013,653
0.75%, 5/31/26 ................................... United States 2,000,000 1,895,195
1.875%, 2/28/27 ................................... United States 67,900,000 64,526,219
2.75%, 4/30/27 ................................... United States 138,300,000 133,826,859
3.25%, 6/30/27 ................................... United States 18,100,000 17,705,830
Total U.S. Government and Agency Securities (Cost $ 767,313,360 ) ..............
695,128,632
Asset-Backed Securities 6.6%
Financial Services 6.6%
d ,k
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 6.529%, ( 3-month
SOFR + 1.912% ), 4/20/31 . ........................... United States 12,900,000 12,924,119
d ,k
Barings CLO Ltd. , 2018-4A , A1R , 144A, FRN , 5.806%, ( 3-month
SOFR + 1.15% ), 10/15/30 . ........................... United States 14,907,359 14,925,948
d ,k
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A , A1R2 , 144A, FRN , 5.879%, ( 3-month SOFR +
1.232% ), 4/17/31 .................................. United States 320,119 320,754
2014-1A , A2R2 , 144A, FRN , 6.039%, ( 3-month SOFR +
1.392% ), 4/17/31 .................................. United States 6,300,000 6,304,529
2015-4A , A1RR , 144A, FRN , 5.837%, ( 3-month SOFR +
1.22% ), 7/20/32 ................................... United States 13,946,498 13,977,822
d ,k
CIFC Funding Ltd. ,
2022-2A , A1 , 144A, FRN , 5.937%, ( 3-month SOFR + 1.32% ),
4/19/35 ......................................... United States 23,690,000 23,721,310
2024-2A , A1 , 144A, FRN , 6.152%, ( 3-month SOFR + 1.52% ),
4/22/37 ......................................... United States 7,200,000 7,242,455
d ,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26 , PT , 144A, FRN , 2.845%, 8/15/44 ............... United States 17,588 17,190
2019-31 , PT , 144A, FRN , 3.907%, 9/15/44 ............... United States 20,800 20,515
2019-37 , PT , 144A, FRN , 6.625%, 10/17/44 .............. United States 34,663 23,115
2019-42 , PT , 144A, FRN , 7.796%, 11/15/44 .............. United States 27,687 21,652
2019-51 , PT , 144A, FRN , 12.126%, 1/15/45 .............. United States 76,717 74,350
2019-52 , PT , 144A, FRN , 11.92%, 1/15/45 ............... United States 75,653 67,589
2019-S5 , PT , 144A, FRN , 13.393%, 9/15/44 .............. United States 11,786 9,822
2019-S6 , PT , 144A, FRN , 0.215%, 10/17/44 .............. United States 23,127 18,894
2019-S7 , PT , 144A, FRN , 11.04%, 12/15/44 .............. United States 12,984 12,723
2019-S8 , PT , 144A, FRN , 4.521%, 1/15/45 ............... United States 26,129 25,425
2020-2 , PT , 144A, FRN , 11.794%, 3/15/45 ............... United States 99,078 97,998
2020-7 , PT , 144A, FRN , 12.31%, 4/17/45 ................ United States 69,744 64,879
d ,k
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 6.029%, ( 3-month
SOFR + 1.382% ), 4/17/30 . ........................... United States 6,000,000 6,010,285
k
CWABS, Inc. , 2004-1 , M1 , FRN , 5.602%, ( 1-month SOFR +
0.864% ), 3/25/34 . ................................. United States 126,252 127,379
d ,k
Dryden 97 CLO Ltd. , 2022-97A , A , 144A, FRN , 5.917%, ( 3-month
SOFR + 1.3% ), 4/20/35 . ............................. United States 17,750,000 17,773,847
d ,k
Ellington CLO III Ltd. ,
2018-3A , A1 , 144A, FRN , 6.529%, ( 3-month SOFR + 1.912% ),
7/20/30 ......................................... United States 1,022,342 1,024,219
2018-3A , A2R , 144A, FRN , 6.629%, ( 3-month SOFR +
2.012% ), 7/20/30 .................................. United States 1,893,225 1,897,306
d
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266%, 10/19/37 . . United States 10,657,155 10,333,075
d ,k
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 6.377%,
( 3-month SOFR + 1.282% ), 5/16/31 . ................... United States 481,773 482,344

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302%, 12/17/26 .................... United States 15,242,202 $ 14,381,571
2021-3 , B , 144A, 2.649%, 1/17/41 ..................... United States 5,775,946 5,235,557
d ,k
Madison Park Funding XXIX Ltd. , 2018-29A , AR , 144A, FRN ,
5.812%, ( 3-month SOFR + 1.18% ), 10/18/30 . ............. United States 13,712,708 13,754,893
d ,k
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
6.279%, ( 3-month SOFR + 1.662% ), 10/21/30 . ............ United States 1,700,000 1,703,700
d
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91%, 10/20/61 . .................................. United States 19,400,000 17,747,035
d ,k
OCP CLO Ltd. , 2014-6A , A1R2 , 144A, FRN , 5.797%, ( 3-month
SOFR + 1.15% ), 10/17/30 . ........................... United States 6,842,403 6,865,832
d ,k
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
5.979%, ( 3-month SOFR + 1.362% ), 1/20/31 . ............. United States 3,325,000 3,331,650
d ,k
Octagon Investment Partners 36 Ltd. ,
2018-1A , A1 , 144A, FRN , 5.888%, ( 3-month SOFR + 1.232% ),
4/15/31 ......................................... United States 11,112,657 11,129,406
2018-1A , A2 , 144A, FRN , 6.118%, ( 3-month SOFR + 1.462% ),
4/15/31 ......................................... United States 8,500,000 8,514,409
d ,k
Pikes Peak CLO 6 , 2020-6A , AR2 , 144A, FRN , 6.533%, ( 3-month
SOFR + 1.432% ), 5/18/34 . ........................... United States 4,500,000 4,508,325
d ,o
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 8.796%, 3/15/26 ............... United States 55,262 46,260
2020-PT2 , A , 144A, FRN , 0.51%, 4/15/26 ................ United States 77,851 69,131
2020-PT3 , A , 144A, FRN , 7.183%, 5/15/26 ............... United States 29,395 24,585
d ,o
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
10.66%, 2/15/26 . .................................. United States 31,773 30,793
d ,k
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 6.168%, ( 3-month
SOFR + 1.512% ), 7/15/31 . ........................... United States 1,500,000 1,502,813
206,365,504
a a a a a a
Ground Transportation 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082%,
1/02/29 . ......................................... United States 16,167 16,126
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875%, 7/15/27 .
United States 600,000 595,001
Total Asset-Backed Securities (Cost $ 209,682,671 ) ............................
206,976,631
Commercial Mortgage-Backed Securities 1.7%
Financial Services 1.7%
o
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363%, 7/15/56 United States 1,200,000 1,250,249
d ,k
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN ,
5.868%, ( 1-month SOFR + 1.064% ), 9/15/36 ............. United States 9,840,000 9,766,586
d ,k
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 5.817%, ( 1-month
SOFR + 1.013% ), 10/15/36 .......................... United States 9,220,000 9,125,860
d ,k
BX Trust , 2022-IND , A , 144A, FRN , 6.295%, ( 1-month SOFR +
1.491% ), 4/15/37 .................................. United States 11,037,974 11,047,323
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839%,
12/10/54 ........................................ United States 3,055,000 2,967,207
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45%,
7/10/49 ......................................... United States 1,954,820 1,896,871
CSAIL Commercial Mortgage Trust , 2015-C3 , A4 , 3.718%,
8/15/48 ......................................... United States 2,400,000 2,372,356
d ,o
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555%, 9/10/35 ................................... United States 3,255,000 3,167,498
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05%, 5/10/49 ..
United States 1,352,000 1,315,866

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
JPMBB Commercial Mortgage Securities Trust ,
2015-C31 , A3 , 3.801%, 8/15/48 ....................... United States 3,554,628 $ 3,506,556
2016-C1 , A5 , 3.576%, 3/17/49 ........................ United States 4,544,765 4,464,414
Wells Fargo Commercial Mortgage Trust , 2015-C31 , A4 , 3.695%,
11/15/48 ........................................ United States 1,635,000 1,614,537
52,495,323
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 52,586,387 ) ..............
52,495,323
Mortgage-Backed Securities 35.2%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 4.524%, ( COFI 11th District +/- MBS Margin), 11/01/27 United States 223,343 220,527
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 14.7%
FHLMC Gold Pool, 30 Year , 4.5%, 3/01/39 ................ United States 434,709 425,892
FHLMC Gold Pool, 30 Year , 5%, 8/01/33 - 2/01/39 ........... United States 2,829,321 2,841,138
FHLMC Gold Pool, 30 Year , 5.5%, 1/01/35 - 12/01/37 ........ United States 280,899 283,742
FHLMC Gold Pool, 30 Year , 6%, 5/01/33 - 4/01/38 ........... United States 335,441 347,947
FHLMC Gold Pool, 30 Year , 6.5%, 8/01/25 - 3/01/39 ......... United States 242,085 250,920
FHLMC Gold Pool, 30 Year , 7%, 1/01/28 - 7/01/32 ........... United States 15,620 16,257
FHLMC Gold Pool, 30 Year , 7.5%, 3/01/32 ................ United States 6,103 6,411
FHLMC Gold Pool, 30 Year , 8%, 2/01/30 .................. United States 3,648 3,767
FHLMC Gold Pool, 30 Year , 8.5%, 8/01/30 ................ United States 593 621
FHLMC Pool, 15 Year , 2%, 4/01/37 - 8/01/37 ............... United States 8,715,580 7,766,374
FHLMC Pool, 15 Year , 2.5%, 4/01/37 - 5/01/37 ............. United States 7,515,258 6,866,591
FHLMC Pool, 15 Year , 3%, 4/01/37 - 9/01/37 ............... United States 5,040,914 4,710,765
FHLMC Pool, 30 Year , 2%, 3/01/51 ...................... United States 48,083,085 38,487,659
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 38,133,825 30,322,334
FHLMC Pool, 30 Year , 2%, 4/01/52 ...................... United States 69,874,847 55,541,481
FHLMC Pool, 30 Year , 2%, 1/01/52 - 3/01/52 ............... United States 3,628,101 2,879,417
FHLMC Pool, 30 Year , 2.5%, 10/01/51 .................... United States 34,946,253 29,076,506
FHLMC Pool, 30 Year , 2.5%, 5/01/52 ..................... United States 26,892,538 22,314,363
FHLMC Pool, 30 Year , 2.5%, 9/01/51 - 1/01/52 ............. United States 2,594,164 2,148,611
FHLMC Pool, 30 Year , 3%, 2/01/52 ...................... United States 60,919,072 52,730,377
FHLMC Pool, 30 Year , 3%, 10/01/51 - 7/01/52 .............. United States 4,865,112 4,192,201
FHLMC Pool, 30 Year , 3.5%, 6/01/52 ..................... United States 44,610,000 39,935,128
FHLMC Pool, 30 Year , 3.5%, 7/01/52 - 12/01/52 ............ United States 16,778,634 15,023,511
FHLMC Pool, 30 Year , 4%, 8/01/52 ...................... United States 41,332,961 38,237,961
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 96,290,146 91,485,127
FHLMC Pool, 30 Year , 4.5%, 11/01/54 .................... United States 4,159,000 3,950,810
FHLMC Pool, 30 Year , 5%, 8/01/54 - 11/01/54 .............. United States 8,140,079 7,914,638
FHLMC Pool, 30 Year , 6.5%, 9/01/54 - 10/01/54 ............ United States 4,884,805 4,987,049
462,747,598
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 4.528% - 5.202%, ( COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................. United States 685,353 675,382
FNMA , 5.845% - 6.18%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 2/01/34 - 3/01/37 ........ United States 221,651 224,441
FNMA , 6.652%, ( 6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 10/01/32 ................... United States 33,685 33,659
FNMA , 6.892% - 7.1%, ( 1-year CMT T-Note +/- MBS Margin),
12/01/34 - 10/01/36 ................................ United States 44,924 46,121
979,603
Federal National Mortgage Association (FNMA) Fixed Rate 16.4%
FNMA, 15 Year , 2%, 4/01/37 ........................... United States 396,749 353,540

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 15 Year , 3%, 9/01/37 - 10/01/37 ................... United States 4,429,627 $ 4,139,455
FNMA, 30 Year , 2%, 2/01/52 ........................... United States 2,894,042 2,297,189
FNMA, 30 Year , 2.5%, 4/01/52 ......................... United States 13,998,378 11,625,601
FNMA, 30 Year , 3%, 1/01/52 ........................... United States 32,577,665 28,156,520
FNMA, 30 Year , 3%, 2/01/52 - 3/01/52 .................... United States 7,724,153 6,656,413
FNMA, 30 Year , 3.5%, 12/01/52 ......................... United States 32,437,168 29,048,606
FNMA, 30 Year , 4.5%, 11/01/52 ......................... United States 42,024,157 39,956,591
FNMA, 30 Year , 5%, 6/01/36 - 8/01/54 .................... United States 4,598,453 4,486,782
FNMA, 30 Year , 5.5%, 6/01/33 - 8/01/37 .................. United States 2,035,668 2,065,740
FNMA, 30 Year , 6%, 9/01/32 - 9/01/38 .................... United States 2,215,930 2,298,706
FNMA, 30 Year , 6.5%, 8/01/28 - 5/01/37 .................. United States 75,008 76,931
FNMA, 30 Year , 7%, 11/01/25 .......................... United States 307 319
FNMA, 30 Year , 7.5%, 1/01/30 ......................... United States 2,736 2,829
FNMA, 30 Year , 8.5%, 4/01/30 - 5/01/32 .................. United States 13,175 13,633
q
FNMA, Single-family, 30 Year , 2%, 11/25/54 ............... United States 80,530,000 63,843,821
q
FNMA, Single-family, 30 Year , 2.5%, 11/25/54 .............. United States 87,290,000 72,225,424
q
FNMA, Single-family, 30 Year , 3.5%, 11/25/54 .............. United States 33,130,000 29,621,635
q
FNMA, Single-family, 30 Year , 4%, 11/25/54 ............... United States 47,690,000 44,064,974
q
FNMA, Single-family, 30 Year , 5%, 11/25/54 ............... United States 182,030,000 176,894,377
517,829,086
p
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 3.75% - 3.75%, ( 1-year CMT T-Note +/- MBS Margin),
10/20/26 - 10/20/26 ................................ United States 3,124 3,102
3,102
Government National Mortgage Association (GNMA) Fixed Rate 4.1%
GNMA I, 30 Year , 7%, 10/15/27 - 6/15/31 .................. United States 5,508 5,746
GNMA I, Single-family, 30 Year , 6%, 1/15/39 ............... United States 46,384 48,160
GNMA I, Single-family, 30 Year , 6.5%, 10/15/31 - 7/15/38 ...... United States 7,825 8,132
GNMA I, Single-family, 30 Year , 7%, 4/15/28 ............... United States 1,790 1,791
GNMA I, Single-family, 30 Year , 7.5%, 8/15/25 - 2/15/26 ...... United States 677 677
GNMA II, Single-family, 30 Year , 2%, 2/20/52 - 7/20/52 ....... United States 24,458,586 19,979,698
GNMA II, Single-family, 30 Year , 2.5%, 6/20/52 - 7/20/52 ...... United States 16,942,286 14,364,985
GNMA II, Single-family, 30 Year , 3%, 10/20/49 .............. United States 22,968 20,284
q
GNMA II, Single-family, 30 Year , 5%, 11/15/54 .............. United States 96,060,000 93,837,878
GNMA II, Single-family, 30 Year , 6%, 5/20/31 ............... United States 929 960
GNMA II, Single-family, 30 Year , 6.5%, 3/20/28 - 7/20/38 ...... United States 124,649 129,751
GNMA II, Single-family, 30 Year , 7.5%, 8/20/30 - 1/20/33 ...... United States 15,821 16,207
128,414,269
Total Mortgage-Backed Securities (Cost $ 1,136,207,735 ) .......................
1,110,194,185
Municipal Bonds 1.8%
California 1.4%
California Municipal Finance Authority , United States General
Services Administration , Revenue , 2020 , 2.519% , 10/01/35 .. United States 9,505,000 7,035,033
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 15,490,000 14,239,271
San Bernardino Community College District ,
GO , 2021 , Refunding , 2.686% , 8/01/41 ................. United States 20,405,000 14,918,087
GO , 2021 , Refunding , 2.856% , 8/01/49 ................. United States 11,880,000 7,891,687
44,084,078

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 16,585,000 $ 13,002,172
Texas 0.0%
†
City of Austin , Electric Utility , Revenue , 2019 C , Refunding ,
2.785% , 11/15/31 .................................. United States 370,000 328,778
Total Municipal Bonds (Cost $ 73,335,800 ) ....................................
57,415,028
Residential Mortgage-Backed Securities 2.5%
Capital Markets 0.0%
†
k
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN ,
5.592%, ( 1-month SOFR + 0.854% ), 3/25/28 ............. United States 97,691 92,367
Financial Services 2.5%
d
BRAVO Residential Funding Trust ,
2019-1 , A1C , 144A, 3.5%, 3/25/58 ..................... United States 180,212 179,489
o
2019-2 , A3 , 144A, FRN , 3.5%, 10/25/44 ................. United States 2,971,326 2,813,621
d ,o
CIM Trust ,
2018-INV1 , A4 , 144A, FRN , 4%, 8/25/48 ................ United States 975,360 902,917
2019-INV1 , A1 , 144A, FRN , 4%, 2/25/49 ................ United States 523,733 496,540
2019-INV2 , A3 , 144A, FRN , 4%, 5/25/49 ................ United States 1,591,817 1,481,610
d ,o
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3%,
5/25/42 ......................................... United States 143,606 133,016
d ,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301%,
3/25/67 ......................................... United States 2,868,399 2,794,265
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5%, 1/25/38 .................................. Switzerland 73,635 42,584
d ,k
FHLMC STACR REMIC Trust , 2022-DNA3 , M1A , 144A, FRN ,
6.857%, ( 30-day SOFR Average + 2% ), 4/25/42 ........... United States 3,875,851 3,920,662
d ,o
J.P. Morgan Mortgage Trust ,
2021-13 , A4 , 144A, FRN , 2.5%, 4/25/52 ................. United States 13,901,489 12,253,872
2021-14 , A4 , 144A, FRN , 2.5%, 5/25/52 ................. United States 11,226,120 9,846,299
2021-15 , A4 , 144A, FRN , 2.5%, 6/25/52 ................. United States 6,541,303 5,720,136
d ,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5%,
4/25/66 ......................................... United States 4,191,215 4,083,679
d ,o
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5%, 10/25/51 ......... United States 2,838,159 2,492,931
d ,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5%, 2/20/49 .................................... United States 9,679,356 8,471,602
d ,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3%,
12/25/49 ........................................ United States 1,541,969 1,313,152
d ,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5%, 8/25/51 ......... United States 16,717,727 14,845,254
d ,o
Towd Point Mortgage Trust , 2017-1 , A2 , 144A, FRN , 3.5%,
10/25/56 ........................................ United States 6,359,035 6,281,976
78,073,605
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 87,350,143 ) ...............
78,165,972
Agency Commercial Mortgage-Backed Securities 1.0%
Financial Services 1.0%
k
FNMA ,
2005-122 , FN , FRN , 5.321%, ( 30-day SOFR Average +
0.464% ), 1/25/36 .................................. United States 379,846 373,345
2024-77 , FM , FRN , 6.101%, ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 15,900,000 15,826,507

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA, (continued)
2024-82 , FE , FRN , 6.282%, ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 15,900,000 $ 15,830,304
32,030,156
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 32,077,776 ) .......
32,030,156
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 141,599 —
b
Mesquite Energy, Inc., Escrow Account ................... United States 3,000,000 60,000
Total Escrows and Litigation Trusts (Cost $ 2,814,454 ) .........................
60,000
Total Long Term Investments (Cost $ 3,668,551,129 ) ...........................
3,500,869,138
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Credit Default Swaptions 0.0%
†
Buy protection on Markit CDX North American High Yield Index
Series 42-V1 , Strike Price $ 104.50 , Counterparty MSCO ,
Expires 11/20/24 .................................. 1 32,000,000 28,488
Buy protection on Markit CDX North American High Yield Index
Series 42-V1 , Strike Price $ 105.50 , Counterparty JPHQ ,
Expires 11/20/24 .................................. 1 32,000,000 49,495
Total Options Purchased (Cost $ 1,040,000 ) ...................................
77,983
Short Term Investments 3.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.5%
r,s
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 111,055,410 111,055,410
Total Money Market Funds (Cost $ 111,055,410 ) ...............................
111,055,410
Total Short Term Investments (Cost $ 111,055,410 ) .............................
111,055,410
a
Total Investments (Cost $ 3,780,646,539 ) 114.5% ...............................
$3,612,002,531
Options Written 0.0%
†
......................................................
(23,325)
Other Assets, less Liabilities (14.5) % ........................................
(458,320,803)
Net Assets 100.0% .........................................................
$3,153,658,403
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
a a
Number of
Contracts
Notional
Amount
#
a Value
t
Options Written (0.0)%
†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%
†
Sell protection on Markit CDX North American High Yield Index
Series 42-V1 , Strike Price $ 101.50 , Counterparty MSCO ,
Expires 11/20/24 .................................. 1 (32,000,000) $ (8,654)
Sell protection on Markit CDX North American High Yield Index
Series 42-V1 , Strike Price $ 103.00 , Counterparty JPHQ ,
Expires 11/20/24 .................................. 1 (32,000,000) (14,671)
(23,325)
Total Options Written (Premiums received $ 508,800 ) ..........................
$ (23,325)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $651,377,376, representing 20.7% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
i
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At October 31, 2024, the value of this security was $8,816,935, representing
0.3% of net assets.
j
See Note 1(i) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
See Note 1(j) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(l).
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
r
See Note 3(f) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 1(e) regarding written options.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2024 , the Fund had the following marketplace loans outstanding. See Note 1(j).
Description
Principal
Amount Value
Marketplace Loans - 0.9%
Block, Inc.
6719237.SQ.FTS.B , Zero Cpn , 12/01/24 .. $ 4,055 $ 129
6719567.SQ.FTS.B , Zero Cpn , 12/01/24 .. 5,199 4,804
6725887.SQ.FTS.B , Zero Cpn , 12/03/24 .. 167 48
6726121.SQ.FTS.B , Zero Cpn , 12/03/24 .. 582 216
6733364.SQ.FTS.B , Zero Cpn , 12/06/24 .. 4,825 3,044
6733499.SQ.FTS.B , Zero Cpn , 12/06/24 .. 1,018 893
6735811.SQ.FTS.B , Zero Cpn , 12/07/24 .. 1,795 1,369
6739997.SQ.FTS.B , Zero Cpn , 12/08/24 .. 634 461
6744525.SQ.FTS.B , Zero Cpn , 12/09/24 .. 48,006 1,624
6746302.SQ.FTS.B , Zero Cpn , 12/09/24 .. 2,858 2,083
6746943.SQ.FTS.B , Zero Cpn , 12/10/24 .. 669 10
6747235.SQ.FTS.B , Zero Cpn , 12/10/24 .. 3,203 38
6748637.SQ.FTS.B , Zero Cpn , 12/12/24 .. 333 251
6749349.SQ.FTS.B , Zero Cpn , 12/12/24 .. 835 19
6750398.SQ.FTS.B , Zero Cpn , 12/12/24 .. 230 7
6753977.SQ.FTS.B , Zero Cpn , 12/13/24 .. 4,518 163
6754538.SQ.FTS.B , Zero Cpn , 12/13/24 .. 738 534
6756576.SQ.FTS.B , Zero Cpn , 12/14/24 .. 1,008 354
6756917.SQ.FTS.B , Zero Cpn , 12/14/24 .. 5,761 1,811
6763456.SQ.FTS.B , Zero Cpn , 12/15/24 .. 5,352 3,546
6763757.SQ.FTS.B , Zero Cpn , 12/15/24 .. 1,591 597
6765702.SQ.FTS.B , Zero Cpn , 12/16/24 .. 1,810 1,717
6770205.SQ.FTS.B , Zero Cpn , 12/18/24 .. 669 457
6771044.SQ.FTS.B , Zero Cpn , 12/19/24 .. 1,120 931
6771935.SQ.FTS.B , Zero Cpn , 12/20/24 .. 6,622 327
6774158.SQ.FTS.B , Zero Cpn , 12/20/24 .. 13,271 9,350
6774564.SQ.FTS.B , Zero Cpn , 12/20/24 .. 5,999 5,336
6776044.SQ.FTS.B , Zero Cpn , 12/21/24 .. 55 49
6776773.SQ.FTS.B , Zero Cpn , 12/21/24 .. 57,840 1,047
6779449.SQ.FTS.B , Zero Cpn , 12/22/24 .. 3,951 3,572
6784413.SQ.FTS.B , Zero Cpn , 12/23/24 .. 1,027 766
6784616.SQ.FTS.B , Zero Cpn , 12/23/24 .. 13,566 246
6786396.SQ.FTS.B , Zero Cpn , 12/24/24 .. 6,516 338
6788880.SQ.FTS.B , Zero Cpn , 12/26/24 .. 460 31
6790513.SQ.FTS.B , Zero Cpn , 12/26/24 .. 2,508 58
6791327.SQ.FTS.B , Zero Cpn , 12/27/24 .. 647 266
6792564.SQ.FTS.B , Zero Cpn , 12/27/24 .. 4,663 3,758
6796611.SQ.FTS.B , Zero Cpn , 12/28/24 .. 539 496
6796705.SQ.FTS.B , Zero Cpn , 12/28/24 .. 546 382
6800307.SQ.FTS.B , Zero Cpn , 12/29/24 .. 1,066 476
6800352.SQ.FTS.B , Zero Cpn , 12/29/24 .. 2,004 764
6807789.SQ.FTS.B , Zero Cpn , 12/30/24 .. 2,456 42
6809289.SQ.FTS.B , Zero Cpn , 1/02/25 ... 12,073 1,377
6811299.SQ.FTS.B , Zero Cpn , 1/03/25 ... 631 403
6811597.SQ.FTS.B , Zero Cpn , 1/03/25 ... 986 339
6811743.SQ.FTS.B , Zero Cpn , 1/03/25 ... 2,013 36
6811790.SQ.FTS.B , Zero Cpn , 1/03/25 ... 426 351
6812155.SQ.FTS.B , Zero Cpn , 1/03/25 ... 2,586 36
6814032.SQ.FTS.B , Zero Cpn , 1/05/25 ... 673 74
6822498.SQ.FTS.B , Zero Cpn , 1/07/25 ... 1,020 22
6823837.SQ.FTS.B , Zero Cpn , 1/07/25 ... 8,236 311
6824604.SQ.FTS.B , Zero Cpn , 1/07/25 ... 565 315
6829019.SQ.FTS.B , Zero Cpn , 1/10/25 ... 3,204 2,065
6829166.SQ.FTS.B , Zero Cpn , 1/10/25 ... 282 189
6830462.SQ.FTS.B , Zero Cpn , 1/10/25 ... 832 17
Description
Principal
Amount Value
Block, Inc. (continued)
6832199.SQ.FTS.B , Zero Cpn , 1/11/25 ... $ 3,044 $ 1,348
6833495.SQ.FTS.B , Zero Cpn , 1/11/25 ... 379 80
6836010.SQ.FTS.B , Zero Cpn , 1/12/25 ... 3,628 2,272
6836420.SQ.FTS.B , Zero Cpn , 1/12/25 ... 17,247 13,938
6839507.SQ.FTS.B , Zero Cpn , 1/13/25 ... 491 242
6840245.SQ.FTS.B , Zero Cpn , 1/13/25 ... 5,287 3,554
6841524.SQ.FTS.B , Zero Cpn , 1/13/25 ... 341 136
6842447.SQ.FTS.B , Zero Cpn , 1/14/25 ... 2,706 2,216
6845418.SQ.FTS.B , Zero Cpn , 1/15/25 ... 1,519 899
6845464.SQ.FTS.B , Zero Cpn , 1/15/25 ... 876 666
6845530.SQ.FTS.B , Zero Cpn , 1/15/25 ... 451 409
6846112.SQ.FTS.B , Zero Cpn , 1/15/25 ... 758 624
6846703.SQ.FTS.B , Zero Cpn , 1/16/25 ... 478 267
6848392.SQ.FTS.B , Zero Cpn , 1/17/25 ... 978 835
6853937.SQ.FTS.B , Zero Cpn , 1/19/25 ... 2,295 2,020
6858335.SQ.FTS.B , Zero Cpn , 1/20/25 ... 1,181 752
6860790.SQ.FTS.B , Zero Cpn , 1/20/25 ... 4,246 213
6861047.SQ.FTS.B , Zero Cpn , 1/20/25 ... 1,284 1,078
6861516.SQ.FTS.B , Zero Cpn , 1/20/25 ... 2,500 40
6862190.SQ.FTS.B , Zero Cpn , 1/21/25 ... 109 79
6863964.SQ.FTS.B , Zero Cpn , 1/21/25 ... 1,197 111
6864423.SQ.FTS.B , Zero Cpn , 1/21/25 ... 9,390 500
6864699.SQ.FTS.B , Zero Cpn , 1/22/25 ... 457 280
6865584.SQ.FTS.B , Zero Cpn , 1/23/25 ... 15,509 321
6867693.SQ.FTS.B , Zero Cpn , 1/24/25 ... 7,462 166
6869170.SQ.FTS.B , Zero Cpn , 1/24/25 ... 1,154 773
6869515.SQ.FTS.B , Zero Cpn , 1/25/25 ... 7,609 154
6873475.SQ.FTS.B , Zero Cpn , 1/26/25 ... 176 168
6873613.SQ.FTS.B , Zero Cpn , 1/26/25 ... 5,614 69
6875513.SQ.FTS.B , Zero Cpn , 1/26/25 ... 10,571 8,439
6878142.SQ.FTS.B , Zero Cpn , 1/27/25 ... 1,481 66
6878251.SQ.FTS.B , Zero Cpn , 1/27/25 ... 15,208 8,481
6880857.SQ.FTS.B , Zero Cpn , 1/28/25 ... 1,131 1,114
6884628.SQ.FTS.B , Zero Cpn , 1/29/25 ... 1,002 790
6884701.SQ.FTS.B , Zero Cpn , 1/29/25 ... 810 89
6885060.SQ.FTS.B , Zero Cpn , 1/30/25 ... 689 674
6888845.SQ.FTS.B , Zero Cpn , 1/31/25 ... 2,177 593
6888950.SQ.FTS.B , Zero Cpn , 1/31/25 ... 515 404
6888984.SQ.FTS.B , Zero Cpn , 1/31/25 ... 9,218 136
6891737.SQ.FTS.B , Zero Cpn , 2/01/25 ... 1,984 1,333
6893962.SQ.FTS.B , Zero Cpn , 2/02/25 ... 3,945 3,376
6894415.SQ.FTS.B , Zero Cpn , 2/02/25 ... 5,264 3,218
6903970.SQ.FTS.B , Zero Cpn , 2/04/25 ... 2,610 51
6904150.SQ.FTS.B , Zero Cpn , 2/04/25 ... 37,908 26,220
6904370.SQ.FTS.B , Zero Cpn , 2/05/25 ... 3,220 596
6904916.SQ.FTS.B , Zero Cpn , 2/05/25 ... 105 72
6906570.SQ.FTS.B , Zero Cpn , 2/07/25 ... 387 328
6906728.SQ.FTS.B , Zero Cpn , 2/07/25 ... 751 493
6906812.SQ.FTS.B , Zero Cpn , 2/07/25 ... 4,014 2,708
6909059.SQ.FTS.B , Zero Cpn , 2/08/25 ... 3,599 253
6910971.SQ.FTS.B , Zero Cpn , 2/08/25 ... 21,142 961
6912323.SQ.FTS.B , Zero Cpn , 2/09/25 ... 15,697 13,269
6916077.SQ.FTS.B , Zero Cpn , 2/10/25 ... 7 7
6917410.SQ.FTS.B , Zero Cpn , 2/10/25 ... 6,466 6,141
6919310.SQ.FTS.B , Zero Cpn , 2/11/25 ... 441 433

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6919965.SQ.FTS.B , Zero Cpn , 2/11/25 ... $ 11,209 $ 8,817
6922517.SQ.FTS.B , Zero Cpn , 2/14/25 ... 4,187 3,030
6923831.SQ.FTS.B , Zero Cpn , 2/15/25 ... 1,021 59
6923899.SQ.FTS.B , Zero Cpn , 2/15/25 ... 21,193 15,230
6933459.SQ.FTS.B , Zero Cpn , 2/17/25 ... 2,173 37
6933558.SQ.FTS.B , Zero Cpn , 2/17/25 ... 3,195 82
6935864.SQ.FTS.B , Zero Cpn , 2/17/25 ... 10,831 7,950
6936331.SQ.FTS.B , Zero Cpn , 2/17/25 ... 4,783 3,934
6937013.SQ.FTS.B , Zero Cpn , 2/18/25 ... 12,516 8,521
6937199.SQ.FTS.B , Zero Cpn , 2/18/25 ... 2,587 1,483
6937431.SQ.FTS.B , Zero Cpn , 2/18/25 ... 2,383 1,744
6937698.SQ.FTS.B , Zero Cpn , 2/18/25 ... 1,399 381
6938956.SQ.FTS.B , Zero Cpn , 2/18/25 ... 1,121 1,046
6939128.SQ.FTS.B , Zero Cpn , 2/18/25 ... 5,204 4,998
6943747.SQ.FTS.B , Zero Cpn , 2/21/25 ... 15,422 268
6944112.SQ.FTS.B , Zero Cpn , 2/21/25 ... 7,643 171
6944346.SQ.FTS.B , Zero Cpn , 2/21/25 ... 1,105 12
6945544.SQ.FTS.B , Zero Cpn , 2/21/25 ... 1,132 964
6945708.SQ.FTS.B , Zero Cpn , 2/21/25 ... 767 687
6946824.SQ.FTS.B , Zero Cpn , 2/22/25 ... 38 35
6947569.SQ.FTS.B , Zero Cpn , 2/22/25 ... 2,392 2,145
6948228.SQ.FTS.B , Zero Cpn , 2/22/25 ... 322 312
6948274.SQ.FTS.B , Zero Cpn , 2/22/25 ... 1,437 1,217
6949409.SQ.FTS.B , Zero Cpn , 2/22/25 ... 506 86
6950014.SQ.FTS.B , Zero Cpn , 2/23/25 ... 1,857 1,742
6951159.SQ.FTS.B , Zero Cpn , 2/23/25 ... 5,681 68
6952926.SQ.FTS.B , Zero Cpn , 2/23/25 ... 3,500 2,398
6955315.SQ.FTS.B , Zero Cpn , 2/24/25 ... 7,349 6,020
6956614.SQ.FTS.B , Zero Cpn , 2/24/25 ... 28,163 23,534
6960337.SQ.FTS.B , Zero Cpn , 2/25/25 ... 71 68
6961097.SQ.FTS.B , Zero Cpn , 2/25/25 ... 4,906 60
6962505.SQ.FTS.B , Zero Cpn , 2/26/25 ... 1,059 722
6962536.SQ.FTS.B , Zero Cpn , 2/26/25 ... 252 198
6962747.SQ.FTS.B , Zero Cpn , 2/26/25 ... 543 368
6963222.SQ.FTS.B , Zero Cpn , 2/27/25 ... 1,355 19
6967045.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,977 62
6967101.SQ.FTS.B , Zero Cpn , 2/28/25 ... 4,624 3,733
6967472.SQ.FTS.B , Zero Cpn , 2/28/25 ... 16,292 289
6968588.SQ.FTS.B , Zero Cpn , 2/28/25 ... 3,869 2,731
6970003.SQ.FTS.B , Zero Cpn , 2/28/25 ... 6,209 4,077
6970498.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,161 914
6972568.SQ.FTS.B , Zero Cpn , 2/28/25 ... 954 895
6972677.SQ.FTS.B , Zero Cpn , 2/28/25 ... 1,167 792
6974153.SQ.FTS.B , Zero Cpn , 2/28/25 ... 4,065 3,565
6978300.SQ.FTS.B , Zero Cpn , 2/28/25 ... 21,968 410
6980832.SQ.FTS.B , Zero Cpn , 2/28/25 ... 7,915 7,601
6983553.SQ.FTS.B , Zero Cpn , 3/01/25 ... 5,265 3,400
6984837.SQ.FTS.B , Zero Cpn , 3/02/25 ... 1,066 1,001
6985856.SQ.FTS.B , Zero Cpn , 3/03/25 ... 3,656 3,085
6986458.SQ.FTS.B , Zero Cpn , 3/04/25 ... 116 109
6986554.SQ.FTS.B , Zero Cpn , 3/04/25 ... 2,002 1,536
6986599.SQ.FTS.B , Zero Cpn , 3/04/25 ... 1,757 874
6987258.SQ.FTS.B , Zero Cpn , 3/04/25 ... 1,351 19
6988180.SQ.FTS.B , Zero Cpn , 3/05/25 ... 80 79
6988244.SQ.FTS.B , Zero Cpn , 3/05/25 ... 127 117
6988728.SQ.FTS.B , Zero Cpn , 3/05/25 ... 724 282
6990423.SQ.FTS.B , Zero Cpn , 3/06/25 ... 2,051 180
6993229.SQ.FTS.B , Zero Cpn , 3/06/25 ... 1,553 357
Description
Principal
Amount Value
Block, Inc. (continued)
6995636.SQ.FTS.B , Zero Cpn , 3/07/25 ... $ 419 $ 185
6995688.SQ.FTS.B , Zero Cpn , 3/07/25 ... 230 176
6997762.SQ.FTS.B , Zero Cpn , 3/07/25 ... 191 159
7000558.SQ.FTS.B , Zero Cpn , 3/08/25 ... 245 243
7003292.SQ.FTS.B , Zero Cpn , 3/10/25 ... 12,154 160
7003650.SQ.FTS.B , Zero Cpn , 3/10/25 ... 2,995 52
7003681.SQ.FTS.B , Zero Cpn , 3/10/25 ... 5,771 5,415
7009641.SQ.FTS.B , Zero Cpn , 3/12/25 ... 12,183 146
7010276.SQ.FTS.B , Zero Cpn , 3/12/25 ... 4,802 4,502
7010912.SQ.FTS.B , Zero Cpn , 3/13/25 ... 150 135
7011593.SQ.FTS.B , Zero Cpn , 3/13/25 ... 1,269 1,105
7013065.SQ.FTS.B , Zero Cpn , 3/13/25 ... 814 437
7016321.SQ.FTS.B , Zero Cpn , 3/14/25 ... 42,990 20,644
7020839.SQ.FTS.B , Zero Cpn , 3/15/25 ... 1,188 1,039
7020990.SQ.FTS.B , Zero Cpn , 3/15/25 ... 9,252 157
7025720.SQ.FTS.B , Zero Cpn , 3/17/25 ... 7,398 5,684
7027501.SQ.FTS.B , Zero Cpn , 3/18/25 ... 1,231 958
7027836.SQ.FTS.B , Zero Cpn , 3/18/25 ... 2,514 1,510
7030123.SQ.FTS.B , Zero Cpn , 3/18/25 ... 7,775 7,469
7032731.SQ.FTS.B , Zero Cpn , 3/19/25 ... 273 242
7032794.SQ.FTS.B , Zero Cpn , 3/19/25 ... 5,024 3,670
7033343.SQ.FTS.B , Zero Cpn , 3/19/25 ... 597 455
7035906.SQ.FTS.B , Zero Cpn , 3/20/25 ... 1,584 890
7042355.SQ.FTS.B , Zero Cpn , 3/21/25 ... 223 194
7042606.SQ.FTS.B , Zero Cpn , 3/21/25 ... 11,931 8,359
7043570.SQ.FTS.B , Zero Cpn , 3/21/25 ... 27,825 6,883
7044059.SQ.FTS.B , Zero Cpn , 3/22/25 ... 1,921 172
7046710.SQ.FTS.B , Zero Cpn , 3/22/25 ... 223 207
7049971.SQ.FTS.B , Zero Cpn , 3/25/25 ... 1,085 1,052
7054471.SQ.FTS.B , Zero Cpn , 3/26/25 ... 2,554 935
7061389.SQ.FTS.B , Zero Cpn , 3/28/25 ... 2,082 1,538
7061463.SQ.FTS.B , Zero Cpn , 3/28/25 ... 14,436 1,964
7062067.SQ.FTS.B , Zero Cpn , 3/28/25 ... 356 317
7063450.SQ.FTS.B , Zero Cpn , 3/28/25 ... 39,320 32,318
7065028.SQ.FTS.B , Zero Cpn , 3/29/25 ... 5,023 4,911
7066539.SQ.FTS.B , Zero Cpn , 3/29/25 ... 2,889 2,719
7067466.SQ.FTS.B , Zero Cpn , 3/29/25 ... 1,256 415
7068948.SQ.FTS.B , Zero Cpn , 3/30/25 ... 3,447 1,655
7069579.SQ.FTS.B , Zero Cpn , 4/01/25 ... 5,172 3,916
7069743.SQ.FTS.B , Zero Cpn , 4/01/25 ... 1,829 1,770
7072244.SQ.FTS.B , Zero Cpn , 4/02/25 ... 660 655
7073426.SQ.FTS.B , Zero Cpn , 4/02/25 ... 12,627 9,692
7074066.SQ.FTS.B , Zero Cpn , 4/03/25 ... 7,566 5,827
7076084.SQ.FTS.B , Zero Cpn , 4/03/25 ... 5,551 5,479
7077341.SQ.FTS.B , Zero Cpn , 4/03/25 ... 867 587
7077535.SQ.FTS.B , Zero Cpn , 4/03/25 ... 639 372
7077567.SQ.FTS.B , Zero Cpn , 4/03/25 ... 7,677 4,731
7077718.SQ.FTS.B , Zero Cpn , 4/03/25 ... 525 9
7080219.SQ.FTS.B , Zero Cpn , 4/04/25 ... 573 483
7085369.SQ.FTS.B , Zero Cpn , 4/05/25 ... 921 822
7085488.SQ.FTS.B , Zero Cpn , 4/05/25 ... 3,398 2,723
7086293.SQ.FTS.B , Zero Cpn , 4/05/25 ... 4,893 2,586
7087684.SQ.FTS.B , Zero Cpn , 4/05/25 ... 1,550 1,511
7087923.SQ.FTS.B , Zero Cpn , 4/05/25 ... 9,288 2,932
7088513.SQ.FTS.B , Zero Cpn , 4/05/25 ... 3,404 2,596
7088740.SQ.FTS.B , Zero Cpn , 4/05/25 ... 9,584 5,391
7091848.SQ.FTS.B , Zero Cpn , 4/06/25 ... 3,720 80
7091928.SQ.FTS.B , Zero Cpn , 4/06/25 ... 553 408

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7094035.SQ.FTS.B , Zero Cpn , 4/09/25 ... $ 3,095 $ 2,066
7094803.SQ.FTS.B , Zero Cpn , 4/09/25 ... 2,032 1,498
7094917.SQ.FTS.B , Zero Cpn , 4/09/25 ... 1,953 1,160
7096855.SQ.FTS.B , Zero Cpn , 4/10/25 ... 139 134
7096934.SQ.FTS.B , Zero Cpn , 4/10/25 ... 2,673 1,733
7097160.SQ.FTS.B , Zero Cpn , 4/10/25 ... 1,636 1,263
7097395.SQ.FTS.B , Zero Cpn , 4/10/25 ... 23,684 3,736
7099099.SQ.FTS.B , Zero Cpn , 4/11/25 ... 328 291
7105122.SQ.FTS.B , Zero Cpn , 4/12/25 ... 6,765 6,355
7105597.SQ.FTS.B , Zero Cpn , 4/12/25 ... 512 509
7105877.SQ.FTS.B , Zero Cpn , 4/12/25 ... 644 217
7106563.SQ.FTS.B , Zero Cpn , 4/12/25 ... 1,618 1,307
7106887.SQ.FTS.B , Zero Cpn , 4/12/25 ... 14,205 286
7108113.SQ.FTS.B , Zero Cpn , 4/12/25 ... 6,630 5,028
7113005.SQ.FTS.B , Zero Cpn , 4/15/25 ... 6,711 60
7113491.SQ.FTS.B , Zero Cpn , 4/15/25 ... 1,744 669
7113747.SQ.FTS.B , Zero Cpn , 4/15/25 ... 2,808 2,400
7115476.SQ.FTS.B , Zero Cpn , 4/16/25 ... 6,351 79
7116821.SQ.FTS.B , Zero Cpn , 4/16/25 ... 28,095 623
7117411.SQ.FTS.B , Zero Cpn , 4/16/25 ... 1,045 996
7118685.SQ.FTS.B , Zero Cpn , 4/17/25 ... 1,922 1,455
7119834.SQ.FTS.B , Zero Cpn , 4/17/25 ... 1,691 1,666
7120797.SQ.FTS.B , Zero Cpn , 4/17/25 ... 20,220 398
7121176.SQ.FTS.B , Zero Cpn , 4/17/25 ... 3,277 2,396
7121532.SQ.FTS.B , Zero Cpn , 4/18/25 ... 1,186 624
7123188.SQ.FTS.B , Zero Cpn , 4/18/25 ... 423 9
7123254.SQ.FTS.B , Zero Cpn , 4/18/25 ... 967 912
7124145.SQ.FTS.B , Zero Cpn , 4/18/25 ... 1,813 1,180
7124948.SQ.FTS.B , Zero Cpn , 4/18/25 ... 2,983 1,985
7128415.SQ.FTS.B , Zero Cpn , 4/19/25 ... 7,326 6,574
7131984.SQ.FTS.B , Zero Cpn , 4/19/25 ... 489 376
7134648.SQ.FTS.B , Zero Cpn , 4/19/25 ... 175 175
7134683.SQ.FTS.B , Zero Cpn , 4/19/25 ... 1,675 19
7143037.SQ.FTS.B , Zero Cpn , 4/22/25 ... 1,157 829
7143733.SQ.FTS.B , Zero Cpn , 4/23/25 ... 676 620
7146434.SQ.FTS.B , Zero Cpn , 4/23/25 ... 1,564 1,538
7146587.SQ.FTS.B , Zero Cpn , 4/23/25 ... 5,436 2,976
7147009.SQ.FTS.B , Zero Cpn , 4/23/25 ... 148 148
7147738.SQ.FTS.B , Zero Cpn , 4/24/25 ... 6,299 4,222
7151435.SQ.FTS.B , Zero Cpn , 4/24/25 ... 182 122
7151519.SQ.FTS.B , Zero Cpn , 4/25/25 ... 7,613 97
7154428.SQ.FTS.B , Zero Cpn , 4/25/25 ... 2,177 33
7156753.SQ.FTS.B , Zero Cpn , 4/26/25 ... 4,816 132
7157857.SQ.FTS.B , Zero Cpn , 4/26/25 ... 555 327
7159250.SQ.FTS.B , Zero Cpn , 4/26/25 ... 326 319
7160947.SQ.FTS.B , Zero Cpn , 4/27/25 ... 2,372 2,360
7163775.SQ.FTS.B , Zero Cpn , 4/27/25 ... 856 527
7164194.SQ.FTS.B , Zero Cpn , 4/28/25 ... 254 183
7164816.SQ.FTS.B , Zero Cpn , 4/28/25 ... 3,346 2,627
7165443.SQ.FTS.B , Zero Cpn , 4/29/25 ... 427 402
7170499.SQ.FTS.B , Zero Cpn , 4/30/25 ... 220 218
7171282.SQ.FTS.B , Zero Cpn , 4/30/25 ... 1,159 1,030
7173156.SQ.FTS.B , Zero Cpn , 4/30/25 ... 1,928 416
7173445.SQ.FTS.B , Zero Cpn , 4/30/25 ... 1,584 1,540
7176877.SQ.FTS.B , Zero Cpn , 5/01/25 ... 1,841 56
7177016.SQ.FTS.B , Zero Cpn , 5/01/25 ... 521 506
7177080.SQ.FTS.B , Zero Cpn , 5/01/25 ... 2,176 2,137
7179248.SQ.FTS.B , Zero Cpn , 5/02/25 ... 3,885 2,501
Description
Principal
Amount Value
Block, Inc. (continued)
7179389.SQ.FTS.B , Zero Cpn , 5/02/25 ... $ 3,065 $ 54
7180177.SQ.FTS.B , Zero Cpn , 5/02/25 ... 7,416 7,248
7182843.SQ.FTS.B , Zero Cpn , 5/02/25 ... 620 265
7183135.SQ.FTS.B , Zero Cpn , 5/02/25 ... 1,534 640
7185649.SQ.FTS.B , Zero Cpn , 5/03/25 ... 9,059 8,205
7187093.SQ.FTS.B , Zero Cpn , 5/03/25 ... 1,566 106
7187135.SQ.FTS.B , Zero Cpn , 5/03/25 ... 8,580 6,285
7187326.SQ.FTS.B , Zero Cpn , 5/03/25 ... 503 468
7187664.SQ.FTS.B , Zero Cpn , 5/04/25 ... 389 368
7188188.SQ.FTS.B , Zero Cpn , 5/04/25 ... 802 276
7189880.SQ.FTS.B , Zero Cpn , 5/06/25 ... 2,136 1,962
7192991.SQ.FTS.B , Zero Cpn , 5/06/25 ... 6,790 6,015
7193396.SQ.FTS.B , Zero Cpn , 5/06/25 ... 1,121 14
7193864.SQ.FTS.B , Zero Cpn , 5/07/25 ... 5,857 5,782
7194348.SQ.FTS.B , Zero Cpn , 5/07/25 ... 3,248 47
7194461.SQ.FTS.B , Zero Cpn , 5/07/25 ... 2,205 2,160
7195000.SQ.FTS.B , Zero Cpn , 5/07/25 ... 1,045 1,034
7196348.SQ.FTS.B , Zero Cpn , 5/07/25 ... 11,631 791
7197655.SQ.FTS.B , Zero Cpn , 5/08/25 ... 4,488 1,366
7197930.SQ.FTS.B , Zero Cpn , 5/08/25 ... 870 830
7198257.SQ.FTS.B , Zero Cpn , 5/08/25 ... 660 657
7199233.SQ.FTS.B , Zero Cpn , 5/08/25 ... 874 744
7199993.SQ.FTS.B , Zero Cpn , 5/08/25 ... 5,784 5,712
7200476.SQ.FTS.B , Zero Cpn , 5/08/25 ... 2,272 796
7203775.SQ.FTS.B , Zero Cpn , 5/09/25 ... 462 433
7204182.SQ.FTS.B , Zero Cpn , 5/09/25 ... 1,011 992
7206238.SQ.FTS.B , Zero Cpn , 5/09/25 ... 782 712
7207439.SQ.FTS.B , Zero Cpn , 5/10/25 ... 357 351
7208240.SQ.FTS.B , Zero Cpn , 5/10/25 ... 123 121
7208343.SQ.FTS.B , Zero Cpn , 5/10/25 ... 408 376
7209211.SQ.FTS.B , Zero Cpn , 5/10/25 ... 14,325 9,145
7209663.SQ.FTS.B , Zero Cpn , 5/10/25 ... 2,737 34
7210903.SQ.FTS.B , Zero Cpn , 5/11/25 ... 5,395 3,939
7211511.SQ.FTS.B , Zero Cpn , 5/11/25 ... 9,115 6,771
7216608.SQ.FTS.B , Zero Cpn , 5/13/25 ... 552 14
7216644.SQ.FTS.B , Zero Cpn , 5/13/25 ... 744 472
7217049.SQ.FTS.B , Zero Cpn , 5/14/25 ... 6,532 2,562
7217319.SQ.FTS.B , Zero Cpn , 5/14/25 ... 18,370 170
7218349.SQ.FTS.B , Zero Cpn , 5/14/25 ... 769 737
7218769.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,762 1,606
7218858.SQ.FTS.B , Zero Cpn , 5/14/25 ... 1,168 1,150
7220570.SQ.FTS.B , Zero Cpn , 5/14/25 ... 5,526 4,621
7220771.SQ.FTS.B , Zero Cpn , 5/14/25 ... 879 798
7222143.SQ.FTS.B , Zero Cpn , 5/15/25 ... 584 370
7222234.SQ.FTS.B , Zero Cpn , 5/15/25 ... 637 579
7222885.SQ.FTS.B , Zero Cpn , 5/15/25 ... 502 500
7223144.SQ.FTS.B , Zero Cpn , 5/15/25 ... 2,249 2,071
7223258.SQ.FTS.B , Zero Cpn , 5/15/25 ... 1,264 1,076
7224046.SQ.FTS.B , Zero Cpn , 5/15/25 ... 12,484 7,454
7224266.SQ.FTS.B , Zero Cpn , 5/15/25 ... 4,521 280
7224388.SQ.FTS.B , Zero Cpn , 5/15/25 ... 162 123
7229934.SQ.FTS.B , Zero Cpn , 5/16/25 ... 367 321
7230286.SQ.FTS.B , Zero Cpn , 5/16/25 ... 5,714 4,207
7230607.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,098 923
7230694.SQ.FTS.B , Zero Cpn , 5/16/25 ... 1,237 1,128
7231620.SQ.FTS.B , Zero Cpn , 5/17/25 ... 11,093 8,522
7232693.SQ.FTS.B , Zero Cpn , 5/17/25 ... 3,455 2,717
7234021.SQ.FTS.B , Zero Cpn , 5/17/25 ... 2,590 2,307

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7234707.SQ.FTS.B , Zero Cpn , 5/18/25 ... $ 30,589 $ 27,700
7237384.SQ.FTS.B , Zero Cpn , 5/20/25 ... 5,862 2,122
7238281.SQ.FTS.B , Zero Cpn , 5/20/25 ... 41 35
7238318.SQ.FTS.B , Zero Cpn , 5/20/25 ... 6,622 6,558
7243888.SQ.FTS.B , Zero Cpn , 5/21/25 ... 994 951
7244047.SQ.FTS.B , Zero Cpn , 5/21/25 ... 985 960
7244208.SQ.FTS.B , Zero Cpn , 5/21/25 ... 923 294
7248009.SQ.FTS.B , Zero Cpn , 5/22/25 ... 2,039 1,593
7249235.SQ.FTS.B , Zero Cpn , 5/22/25 ... 120 120
7251279.SQ.FTS.B , Zero Cpn , 5/23/25 ... 4,533 2,043
7251613.SQ.FTS.B , Zero Cpn , 5/23/25 ... 11,821 11,476
7251956.SQ.FTS.B , Zero Cpn , 5/23/25 ... 3,324 3,260
7252243.SQ.FTS.B , Zero Cpn , 5/24/25 ... 1,191 1,173
7252374.SQ.FTS.B , Zero Cpn , 5/24/25 ... 617 508
7252493.SQ.FTS.B , Zero Cpn , 5/24/25 ... 5,028 57
7254093.SQ.FTS.B , Zero Cpn , 5/24/25 ... 2,380 512
7254528.SQ.FTS.B , Zero Cpn , 5/25/25 ... 2,827 38
7255214.SQ.FTS.B , Zero Cpn , 5/25/25 ... 2,301 948
7255250.SQ.FTS.B , Zero Cpn , 5/25/25 ... 1,619 495
7255271.SQ.FTS.B , Zero Cpn , 5/25/25 ... 1,670 1,014
7256218.SQ.FTS.B , Zero Cpn , 5/26/25 ... 6,270 442
7256502.SQ.FTS.B , Zero Cpn , 5/26/25 ... 1,720 1,007
7256895.SQ.FTS.B , Zero Cpn , 5/26/25 ... 616 271
7256906.SQ.FTS.B , Zero Cpn , 5/26/25 ... 1,344 1,218
7261087.SQ.FTS.B , Zero Cpn , 5/28/25 ... 1,742 1,569
7261662.SQ.FTS.B , Zero Cpn , 5/28/25 ... 5,558 5,395
7263020.SQ.FTS.B , Zero Cpn , 5/28/25 ... 310 284
7263424.SQ.FTS.B , Zero Cpn , 5/28/25 ... 370 350
7263448.SQ.FTS.B , Zero Cpn , 5/28/25 ... 637 351
7264394.SQ.FTS.B , Zero Cpn , 5/29/25 ... 369 357
7264689.SQ.FTS.B , Zero Cpn , 5/29/25 ... 1,433 1,413
7266032.SQ.FTS.B , Zero Cpn , 5/29/25 ... 194 190
7266047.SQ.FTS.B , Zero Cpn , 5/29/25 ... 2,766 2,704
7270130.SQ.FTS.B , Zero Cpn , 5/30/25 ... 5,656 3,786
7270346.SQ.FTS.B , Zero Cpn , 5/30/25 ... 2,679 2,524
7271724.SQ.FTS.B , Zero Cpn , 5/30/25 ... 157 150
7273854.SQ.FTS.B , Zero Cpn , 6/01/25 ... 3,287 3,242
7274149.SQ.FTS.B , Zero Cpn , 6/01/25 ... 4,158 2,626
7275856.SQ.FTS.B , Zero Cpn , 6/01/25 ... 352 351
7278478.SQ.FTS.B , Zero Cpn , 6/02/25 ... 2,243 2,209
7279337.SQ.FTS.B , Zero Cpn , 6/03/25 ... 1,070 773
7279543.SQ.FTS.B , Zero Cpn , 6/03/25 ... 1,656 207
7280624.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,373 779
7280688.SQ.FTS.B , Zero Cpn , 6/04/25 ... 84 83
7281662.SQ.FTS.B , Zero Cpn , 6/04/25 ... 1,070 1,052
7283057.SQ.FTS.B , Zero Cpn , 6/04/25 ... 21,943 17,113
7283880.SQ.FTS.B , Zero Cpn , 6/04/25 ... 853 816
7284088.SQ.FTS.B , Zero Cpn , 6/05/25 ... 4,159 4,067
7285801.SQ.FTS.B , Zero Cpn , 6/05/25 ... 3,403 3,331
7287159.SQ.FTS.B , Zero Cpn , 6/05/25 ... 3,825 3,752
7287630.SQ.FTS.B , Zero Cpn , 6/05/25 ... 1,615 1,341
7287890.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,451 938
7288120.SQ.FTS.B , Zero Cpn , 6/06/25 ... 3,772 900
7288409.SQ.FTS.B , Zero Cpn , 6/06/25 ... 423 289
7289279.SQ.FTS.B , Zero Cpn , 6/06/25 ... 696 691
7290035.SQ.FTS.B , Zero Cpn , 6/06/25 ... 3,403 120
7291240.SQ.FTS.B , Zero Cpn , 6/06/25 ... 5,009 83
7291331.SQ.FTS.B , Zero Cpn , 6/06/25 ... 1,300 63
Description
Principal
Amount Value
Block, Inc. (continued)
7294015.SQ.FTS.B , Zero Cpn , 6/07/25 ... $ 883 $ 862
7295480.SQ.FTS.B , Zero Cpn , 6/07/25 ... 2,066 1,067
7296106.SQ.FTS.B , Zero Cpn , 6/07/25 ... 659 126
7296434.SQ.FTS.B , Zero Cpn , 6/07/25 ... 178 175
7296773.SQ.FTS.B , Zero Cpn , 6/07/25 ... 706 631
7298390.SQ.FTS.B , Zero Cpn , 6/08/25 ... 832 572
7298474.SQ.FTS.B , Zero Cpn , 6/08/25 ... 537 526
7299111.SQ.FTS.B , Zero Cpn , 6/08/25 ... 8,976 8,812
7299947.SQ.FTS.B , Zero Cpn , 6/08/25 ... 22,798 19,620
7300556.SQ.FTS.B , Zero Cpn , 6/08/25 ... 461 354
7300569.SQ.FTS.B , Zero Cpn , 6/08/25 ... 2,496 2,478
7301524.SQ.FTS.B , Zero Cpn , 6/08/25 ... 656 637
7303458.SQ.FTS.B , Zero Cpn , 6/10/25 ... 5,170 4,538
7308243.SQ.FTS.B , Zero Cpn , 6/12/25 ... 1,570 1,563
7312996.SQ.FTS.B , Zero Cpn , 6/12/25 ... 2,815 2,652
7313406.SQ.FTS.B , Zero Cpn , 6/12/25 ... 9,406 9,215
7315379.SQ.FTS.B , Zero Cpn , 6/13/25 ... 14,836 1,808
7316100.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,371 1,265
7316254.SQ.FTS.B , Zero Cpn , 6/13/25 ... 364 362
7316629.SQ.FTS.B , Zero Cpn , 6/13/25 ... 1,563 1,528
7316950.SQ.FTS.B , Zero Cpn , 6/13/25 ... 4,580 4,039
7320392.SQ.FTS.B , Zero Cpn , 6/14/25 ... 5,609 1,339
7321814.SQ.FTS.B , Zero Cpn , 6/14/25 ... 2,968 2,697
7323263.SQ.FTS.B , Zero Cpn , 6/14/25 ... 12,669 11,387
7324500.SQ.FTS.B , Zero Cpn , 6/15/25 ... 3,798 3,748
7326147.SQ.FTS.B , Zero Cpn , 6/15/25 ... 926 559
7326930.SQ.FTS.B , Zero Cpn , 6/15/25 ... 823 682
7327635.SQ.FTS.B , Zero Cpn , 6/15/25 ... 3,659 2,647
7328195.SQ.FTS.B , Zero Cpn , 6/16/25 ... 1,993 1,935
7328408.SQ.FTS.B , Zero Cpn , 6/16/25 ... 1,001 982
7328482.SQ.FTS.B , Zero Cpn , 6/16/25 ... 3,270 3,206
7328785.SQ.FTS.B , Zero Cpn , 6/16/25 ... 6,965 3,523
7329032.SQ.FTS.B , Zero Cpn , 6/16/25 ... 467 426
7329399.SQ.FTS.B , Zero Cpn , 6/17/25 ... 2,990 2,879
7329934.SQ.FTS.B , Zero Cpn , 6/17/25 ... 2,040 1,896
7330356.SQ.FTS.B , Zero Cpn , 6/18/25 ... 2,668 2,646
7330945.SQ.FTS.B , Zero Cpn , 6/18/25 ... 1,470 1,440
7333634.SQ.FTS.B , Zero Cpn , 6/18/25 ... 1,056 716
7333733.SQ.FTS.B , Zero Cpn , 6/18/25 ... 3,932 3,894
7334477.SQ.FTS.B , Zero Cpn , 6/19/25 ... 2,123 2,080
7338059.SQ.FTS.B , Zero Cpn , 6/19/25 ... 1,498 1,345
7338337.SQ.FTS.B , Zero Cpn , 6/20/25 ... 1,964 1,141
7338662.SQ.FTS.B , Zero Cpn , 6/20/25 ... 3,043 2,656
7338777.SQ.FTS.B , Zero Cpn , 6/20/25 ... 2,855 2,547
7338876.SQ.FTS.B , Zero Cpn , 6/20/25 ... 1,788 1,767
7339268.SQ.FTS.B , Zero Cpn , 6/20/25 ... 848 764
7339440.SQ.FTS.B , Zero Cpn , 6/20/25 ... 1,895 23
7339873.SQ.FTS.B , Zero Cpn , 6/20/25 ... 169 166
7340314.SQ.FTS.B , Zero Cpn , 6/20/25 ... 21,179 13,903
7340646.SQ.FTS.B , Zero Cpn , 6/20/25 ... 5,538 5,067
7340745.SQ.FTS.B , Zero Cpn , 6/20/25 ... 1,122 905
7340785.SQ.FTS.B , Zero Cpn , 6/20/25 ... 713 458
7344546.SQ.FTS.B , Zero Cpn , 6/21/25 ... 4,062 4,024
7344910.SQ.FTS.B , Zero Cpn , 6/21/25 ... 201 201
7345408.SQ.FTS.B , Zero Cpn , 6/21/25 ... 3,447 3,369
7345527.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,581 1,571
7345849.SQ.FTS.B , Zero Cpn , 6/21/25 ... 769 764
7346312.SQ.FTS.B , Zero Cpn , 6/21/25 ... 2,222 2,206

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7346601.SQ.FTS.B , Zero Cpn , 6/21/25 ... $ 843 $ 840
7347161.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,612 53
7347531.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,867 1,848
7347634.SQ.FTS.B , Zero Cpn , 6/21/25 ... 1,265 728
7347758.SQ.FTS.B , Zero Cpn , 6/21/25 ... 868 841
7349176.SQ.FTS.B , Zero Cpn , 6/22/25 ... 4,429 526
7349387.SQ.FTS.B , Zero Cpn , 6/22/25 ... 1,898 1,756
7349551.SQ.FTS.B , Zero Cpn , 6/22/25 ... 1,497 1,487
7350007.SQ.FTS.B , Zero Cpn , 6/22/25 ... 2,461 2,327
7350753.SQ.FTS.B , Zero Cpn , 6/22/25 ... 4,375 4,293
7351560.SQ.FTS.B , Zero Cpn , 6/23/25 ... 1,403 649
7351853.SQ.FTS.B , Zero Cpn , 6/23/25 ... 5,993 3,449
7352061.SQ.FTS.B , Zero Cpn , 6/23/25 ... 1,022 1,016
7352154.SQ.FTS.B , Zero Cpn , 6/23/25 ... 960 803
7352175.SQ.FTS.B , Zero Cpn , 6/23/25 ... 9,962 9,534
7352602.SQ.FTS.B , Zero Cpn , 6/24/25 ... 7,680 7,089
7352758.SQ.FTS.B , Zero Cpn , 6/24/25 ... 3,520 3,464
7353332.SQ.FTS.B , Zero Cpn , 6/24/25 ... 2,579 1,568
7353518.SQ.FTS.B , Zero Cpn , 6/25/25 ... 1,912 892
7353620.SQ.FTS.B , Zero Cpn , 6/25/25 ... 5,658 5,540
7353671.SQ.FTS.B , Zero Cpn , 6/25/25 ... 3,719 3,657
7353785.SQ.FTS.B , Zero Cpn , 6/25/25 ... 571 548
7353896.SQ.FTS.B , Zero Cpn , 6/25/25 ... 273 243
7360145.SQ.FTS.B , Zero Cpn , 6/27/25 ... 21,238 20,276
7360615.SQ.FTS.B , Zero Cpn , 6/27/25 ... 2,420 2,409
7360805.SQ.FTS.B , Zero Cpn , 6/27/25 ... 2,006 1,013
7360923.SQ.FTS.B , Zero Cpn , 6/27/25 ... 1,155 1,136
7363981.SQ.FTS.B , Zero Cpn , 6/28/25 ... 8,260 7,986
7365827.SQ.FTS.B , Zero Cpn , 6/28/25 ... 7,622 5,719
7366164.SQ.FTS.B , Zero Cpn , 6/28/25 ... 1,479 1,434
7367527.SQ.FTS.B , Zero Cpn , 6/29/25 ... 1,199 1,185
7367665.SQ.FTS.B , Zero Cpn , 6/29/25 ... 5,258 5,197
7368256.SQ.FTS.B , Zero Cpn , 6/29/25 ... 550 545
7370368.SQ.FTS.B , Zero Cpn , 6/30/25 ... 3,496 3,408
7370572.SQ.FTS.B , Zero Cpn , 6/30/25 ... 875 814
7371001.SQ.FTS.B , Zero Cpn , 6/30/25 ... 1,311 1,271
7371071.SQ.FTS.B , Zero Cpn , 6/30/25 ... 220 214
7371390.SQ.FTS.B , Zero Cpn , 6/30/25 ... 248 246
7371598.SQ.FTS.B , Zero Cpn , 6/30/25 ... 357 343
7371632.SQ.FTS.B , Zero Cpn , 6/30/25 ... 2,639 1,626
7371839.SQ.FTS.B , Zero Cpn , 7/01/25 ... 1,460 893
7371871.SQ.FTS.B , Zero Cpn , 7/01/25 ... 412 407
7371906.SQ.FTS.B , Zero Cpn , 7/01/25 ... 1,312 987
7371937.SQ.FTS.B , Zero Cpn , 7/01/25 ... 354 344
7371952.SQ.FTS.B , Zero Cpn , 7/01/25 ... 1,488 1,464
7372024.SQ.FTS.B , Zero Cpn , 7/01/25 ... 1,359 1,231
7372108.SQ.FTS.B , Zero Cpn , 7/01/25 ... 3,318 3,234
7372211.SQ.FTS.B , Zero Cpn , 7/01/25 ... 1,746 1,730
7372521.SQ.FTS.B , Zero Cpn , 7/01/25 ... 1,949 489
7373216.SQ.FTS.B , Zero Cpn , 7/02/25 ... 7,518 7,382
7373853.SQ.FTS.B , Zero Cpn , 7/02/25 ... 3,292 2,538
7373963.SQ.FTS.B , Zero Cpn , 7/02/25 ... 1,603 1,514
7374891.SQ.FTS.B , Zero Cpn , 7/02/25 ... 2,125 21
7375109.SQ.FTS.B , Zero Cpn , 7/02/25 ... 58,181 7,151
7377495.SQ.FTS.B , Zero Cpn , 7/03/25 ... 12,084 3,513
7377915.SQ.FTS.B , Zero Cpn , 7/03/25 ... 2,442 2,219
7378034.SQ.FTS.B , Zero Cpn , 7/03/25 ... 453 449
7378930.SQ.FTS.B , Zero Cpn , 7/03/25 ... 1,855 1,244
Description
Principal
Amount Value
Block, Inc. (continued)
7378968.SQ.FTS.B , Zero Cpn , 7/03/25 ... $ 9,362 $ 8,284
7380832.SQ.FTS.B , Zero Cpn , 7/04/25 ... 3,802 298
7381291.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,173 1,149
7381659.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,601 1,591
7382116.SQ.FTS.B , Zero Cpn , 7/04/25 ... 2,331 1,819
7382222.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,198 1,187
7382472.SQ.FTS.B , Zero Cpn , 7/04/25 ... 343 334
7382819.SQ.FTS.B , Zero Cpn , 7/04/25 ... 867 759
7383642.SQ.FTS.B , Zero Cpn , 7/04/25 ... 1,221 1,001
7384305.SQ.FTS.B , Zero Cpn , 7/05/25 ... 2,740 2,617
7384570.SQ.FTS.B , Zero Cpn , 7/05/25 ... 1,741 1,707
7386306.SQ.FTS.B , Zero Cpn , 7/05/25 ... 4,174 4,108
7386645.SQ.FTS.B , Zero Cpn , 7/05/25 ... 4,467 4,400
7386936.SQ.FTS.B , Zero Cpn , 7/06/25 ... 927 918
7387351.SQ.FTS.B , Zero Cpn , 7/06/25 ... 2,011 511
7387904.SQ.FTS.B , Zero Cpn , 7/07/25 ... 1,235 929
7389521.SQ.FTS.B , Zero Cpn , 7/08/25 ... 943 931
7390025.SQ.FTS.B , Zero Cpn , 7/08/25 ... 19,612 19,345
7391026.SQ.FTS.B , Zero Cpn , 7/08/25 ... 6,392 4,879
7391152.SQ.FTS.B , Zero Cpn , 7/08/25 ... 648 628
7391369.SQ.FTS.B , Zero Cpn , 7/08/25 ... 3,763 3,602
7391592.SQ.FTS.B , Zero Cpn , 7/09/25 ... 5,902 88
7391709.SQ.FTS.B , Zero Cpn , 7/09/25 ... 8,531 2,279
7391950.SQ.FTS.B , Zero Cpn , 7/09/25 ... 6,727 6,565
7392358.SQ.FTS.B , Zero Cpn , 7/09/25 ... 3,095 3,020
7393382.SQ.FTS.B , Zero Cpn , 7/09/25 ... 1,010 1,004
7393791.SQ.FTS.B , Zero Cpn , 7/09/25 ... 2,534 2,468
7394034.SQ.FTS.B , Zero Cpn , 7/09/25 ... 15,218 4,746
7394351.SQ.FTS.B , Zero Cpn , 7/09/25 ... 1,105 1,096
7394433.SQ.FTS.B , Zero Cpn , 7/09/25 ... 6,994 6,178
7394781.SQ.FTS.B , Zero Cpn , 7/10/25 ... 249 248
7395717.SQ.FTS.B , Zero Cpn , 7/10/25 ... 2,188 2,164
7395888.SQ.FTS.B , Zero Cpn , 7/10/25 ... 29,973 24,750
7396709.SQ.FTS.B , Zero Cpn , 7/10/25 ... 4,666 4,625
7400721.SQ.FTS.B , Zero Cpn , 7/11/25 ... 3,707 944
7401159.SQ.FTS.B , Zero Cpn , 7/11/25 ... 5,362 4,936
7401469.SQ.FTS.B , Zero Cpn , 7/11/25 ... 1,290 905
7401887.SQ.FTS.B , Zero Cpn , 7/11/25 ... 4,586 3,938
7402053.SQ.FTS.B , Zero Cpn , 7/11/25 ... 2,054 2,022
7402982.SQ.FTS.B , Zero Cpn , 7/11/25 ... 10,641 10,508
7403758.SQ.FTS.B , Zero Cpn , 7/12/25 ... 1,254 1,141
7404529.SQ.FTS.B , Zero Cpn , 7/12/25 ... 3,280 3,161
7404861.SQ.FTS.B , Zero Cpn , 7/12/25 ... 1,133 1,115
7405305.SQ.FTS.B , Zero Cpn , 7/12/25 ... 461 450
7405407.SQ.FTS.B , Zero Cpn , 7/12/25 ... 2,952 2,932
7406511.SQ.FTS.B , Zero Cpn , 7/13/25 ... 14,024 3,750
7407628.SQ.FTS.B , Zero Cpn , 7/14/25 ... 852 663
7408113.SQ.FTS.B , Zero Cpn , 7/15/25 ... 1,600 1,575
7409748.SQ.FTS.B , Zero Cpn , 7/16/25 ... 1,810 1,784
7409916.SQ.FTS.B , Zero Cpn , 7/16/25 ... 10,387 10,224
7410335.SQ.FTS.B , Zero Cpn , 7/16/25 ... 1,668 1,569
7411597.SQ.FTS.B , Zero Cpn , 7/16/25 ... 44 44
7412053.SQ.FTS.B , Zero Cpn , 7/17/25 ... 43 42
7413116.SQ.FTS.B , Zero Cpn , 7/17/25 ... 13,897 13,176
7416118.SQ.FTS.B , Zero Cpn , 7/18/25 ... 861 459
7416216.SQ.FTS.B , Zero Cpn , 7/18/25 ... 9,796 9,718
7419159.SQ.FTS.B , Zero Cpn , 7/18/25 ... 3,324 3,260
7419240.SQ.FTS.B , Zero Cpn , 7/19/25 ... 850 838

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7420704.SQ.FTS.B , Zero Cpn , 7/19/25 ... $ 17,170 $ 16,999
7422447.SQ.FTS.B , Zero Cpn , 7/20/25 ... 8,911 8,649
7423477.SQ.FTS.B , Zero Cpn , 7/21/25 ... 1,306 1,296
7423657.SQ.FTS.B , Zero Cpn , 7/21/25 ... 3,149 3,032
7425061.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,292 2,254
7425647.SQ.FTS.B , Zero Cpn , 7/22/25 ... 5,211 4,731
7426255.SQ.FTS.B , Zero Cpn , 7/22/25 ... 2,395 1,832
7426327.SQ.FTS.B , Zero Cpn , 7/22/25 ... 583 451
7426502.SQ.FTS.B , Zero Cpn , 7/22/25 ... 3,725 3,619
7427050.SQ.FTS.B , Zero Cpn , 7/22/25 ... 20,152 325
7427771.SQ.FTS.B , Zero Cpn , 7/23/25 ... 2,472 2,341
7428663.SQ.FTS.B , Zero Cpn , 7/23/25 ... 4,546 4,352
7429631.SQ.FTS.B , Zero Cpn , 7/23/25 ... 507 496
7429768.SQ.FTS.B , Zero Cpn , 7/23/25 ... 8,836 8,173
7430066.SQ.FTS.B , Zero Cpn , 7/23/25 ... 5,795 5,749
7430917.SQ.FTS.B , Zero Cpn , 7/24/25 ... 3,976 3,945
7431999.SQ.FTS.B , Zero Cpn , 7/24/25 ... 38,359 33,741
7433056.SQ.FTS.B , Zero Cpn , 7/24/25 ... 1,267 1,260
7436046.SQ.FTS.B , Zero Cpn , 7/25/25 ... 3,624 3,579
7437662.SQ.FTS.B , Zero Cpn , 7/25/25 ... 473 468
7438614.SQ.FTS.B , Zero Cpn , 7/25/25 ... 2,136 2,096
7438729.SQ.FTS.B , Zero Cpn , 7/25/25 ... 1,305 1,290
7438902.SQ.FTS.B , Zero Cpn , 7/26/25 ... 7,734 3,005
7439179.SQ.FTS.B , Zero Cpn , 7/26/25 ... 347 321
7439189.SQ.FTS.B , Zero Cpn , 7/26/25 ... 3,023 2,991
7440684.SQ.FTS.B , Zero Cpn , 7/26/25 ... 2,264 2,220
7440842.SQ.FTS.B , Zero Cpn , 7/26/25 ... 2,564 2,537
7441185.SQ.FTS.B , Zero Cpn , 7/26/25 ... 7,446 6,956
7442030.SQ.FTS.B , Zero Cpn , 7/26/25 ... 104 100
7442092.SQ.FTS.B , Zero Cpn , 7/27/25 ... 1,408 1,369
7442323.SQ.FTS.B , Zero Cpn , 7/27/25 ... 1,066 1,052
7442376.SQ.FTS.B , Zero Cpn , 7/27/25 ... 429 426
7442798.SQ.FTS.B , Zero Cpn , 7/27/25 ... 1,026 910
7442897.SQ.FTS.B , Zero Cpn , 7/28/25 ... 1,695 1,674
7443050.SQ.FTS.B , Zero Cpn , 7/28/25 ... 2,911 2,838
7443270.SQ.FTS.B , Zero Cpn , 7/28/25 ... 1,662 1,473
7443523.SQ.FTS.B , Zero Cpn , 7/28/25 ... 82 72
7443538.SQ.FTS.B , Zero Cpn , 7/28/25 ... 3,661 3,495
7444163.SQ.FTS.B , Zero Cpn , 7/29/25 ... 411 407
7444315.SQ.FTS.B , Zero Cpn , 7/29/25 ... 4,307 4,251
7446704.SQ.FTS.B , Zero Cpn , 7/29/25 ... 2,219 2,174
7446808.SQ.FTS.B , Zero Cpn , 7/29/25 ... 9,856 9,610
7447608.SQ.FTS.B , Zero Cpn , 7/29/25 ... 2,656 2,622
7447727.SQ.FTS.B , Zero Cpn , 7/30/25 ... 10,961 6,748
7449674.SQ.FTS.B , Zero Cpn , 7/30/25 ... 3,823 2,291
7450217.SQ.FTS.B , Zero Cpn , 7/30/25 ... 3,603 3,488
7450341.SQ.FTS.B , Zero Cpn , 7/30/25 ... 815 786
7450385.SQ.FTS.B , Zero Cpn , 7/30/25 ... 7,913 7,768
7450843.SQ.FTS.B , Zero Cpn , 7/30/25 ... 308 190
7451190.SQ.FTS.B , Zero Cpn , 7/31/25 ... 1,655 1,615
7451527.SQ.FTS.B , Zero Cpn , 7/31/25 ... 789 784
7451725.SQ.FTS.B , Zero Cpn , 7/31/25 ... 6,997 6,830
7452565.SQ.FTS.B , Zero Cpn , 7/31/25 ... 8,652 8,586
7453174.SQ.FTS.B , Zero Cpn , 7/31/25 ... 2,509 2,479
7453402.SQ.FTS.B , Zero Cpn , 7/31/25 ... 3,989 2,994
7453555.SQ.FTS.B , Zero Cpn , 7/31/25 ... 1,116 1,107
7453953.SQ.FTS.B , Zero Cpn , 7/31/25 ... 2,343 2,295
7454083.SQ.FTS.B , Zero Cpn , 7/31/25 ... 882 444
Description
Principal
Amount Value
Block, Inc. (continued)
7456391.SQ.FTS.B , Zero Cpn , 8/01/25 ... $ 697 $ 688
7456558.SQ.FTS.B , Zero Cpn , 8/01/25 ... 1,603 1,290
7456604.SQ.FTS.B , Zero Cpn , 8/01/25 ... 2,939 2,631
7457066.SQ.FTS.B , Zero Cpn , 8/01/25 ... 6,535 5,704
7458281.SQ.FTS.B , Zero Cpn , 8/01/25 ... 6,688 3,389
7458970.SQ.FTS.B , Zero Cpn , 8/01/25 ... 3,406 3,373
7459192.SQ.FTS.B , Zero Cpn , 8/01/25 ... 2,982 19
7459244.SQ.FTS.B , Zero Cpn , 8/01/25 ... 637 566
7459286.SQ.FTS.B , Zero Cpn , 8/01/25 ... 3,683 3,621
7459895.SQ.FTS.B , Zero Cpn , 8/02/25 ... 1,590 1,444
7461204.SQ.FTS.B , Zero Cpn , 8/02/25 ... 583 214
7461384.SQ.FTS.B , Zero Cpn , 8/02/25 ... 637 455
7461398.SQ.FTS.B , Zero Cpn , 8/02/25 ... 2,529 1,504
7461465.SQ.FTS.B , Zero Cpn , 8/02/25 ... 2,588 1,760
7461512.SQ.FTS.B , Zero Cpn , 8/02/25 ... 2,167 2,066
7461553.SQ.FTS.B , Zero Cpn , 8/02/25 ... 866 854
7461871.SQ.FTS.B , Zero Cpn , 8/02/25 ... 11,449 10,578
7462735.SQ.FTS.B , Zero Cpn , 8/03/25 ... 800 792
7462809.SQ.FTS.B , Zero Cpn , 8/03/25 ... 4,269 4,241
7464052.SQ.FTS.B , Zero Cpn , 8/04/25 ... 7,668 7,560
7464363.SQ.FTS.B , Zero Cpn , 8/04/25 ... 2,348 2,272
7464515.SQ.FTS.B , Zero Cpn , 8/04/25 ... 3,804 3,679
7464926.SQ.FTS.B , Zero Cpn , 8/05/25 ... 5,821 3,014
7465024.SQ.FTS.B , Zero Cpn , 8/05/25 ... 3,696 3,645
7465427.SQ.FTS.B , Zero Cpn , 8/05/25 ... 2,023 1,201
7466592.SQ.FTS.B , Zero Cpn , 8/05/25 ... 751 742
7466854.SQ.FTS.B , Zero Cpn , 8/05/25 ... 11,304 8,693
7467012.SQ.FTS.B , Zero Cpn , 8/05/25 ... 1,063 716
7467043.SQ.FTS.B , Zero Cpn , 8/05/25 ... 174 171
7467058.SQ.FTS.B , Zero Cpn , 8/05/25 ... 3,907 3,401
7467174.SQ.FTS.B , Zero Cpn , 8/05/25 ... 1,084 97
7467572.SQ.FTS.B , Zero Cpn , 8/05/25 ... 5,269 5,162
7467854.SQ.FTS.B , Zero Cpn , 8/05/25 ... 1,777 1,628
7468014.SQ.FTS.B , Zero Cpn , 8/05/25 ... 954 921
7468055.SQ.FTS.B , Zero Cpn , 8/05/25 ... 12,929 12,605
7468723.SQ.FTS.B , Zero Cpn , 8/06/25 ... 1,923 1,889
7470121.SQ.FTS.B , Zero Cpn , 8/06/25 ... 1,187 1,165
7471655.SQ.FTS.B , Zero Cpn , 8/07/25 ... 4,977 4,817
7471939.SQ.FTS.B , Zero Cpn , 8/07/25 ... 9,682 9,484
7472709.SQ.FTS.B , Zero Cpn , 8/07/25 ... 6,451 6,240
7473053.SQ.FTS.B , Zero Cpn , 8/07/25 ... 33,387 25,349
7473568.SQ.FTS.B , Zero Cpn , 8/07/25 ... 2,624 2,595
7474742.SQ.FTS.B , Zero Cpn , 8/07/25 ... 1,571 1,290
7476877.SQ.FTS.B , Zero Cpn , 8/08/25 ... 10,334 10,196
7478115.SQ.FTS.B , Zero Cpn , 8/08/25 ... 2,385 1,264
7478245.SQ.FTS.B , Zero Cpn , 8/08/25 ... 3,963 361
7478314.SQ.FTS.B , Zero Cpn , 8/08/25 ... 33,364 391
7479092.SQ.FTS.B , Zero Cpn , 8/08/25 ... 707 471
7480273.SQ.FTS.B , Zero Cpn , 8/09/25 ... 19,857 16,287
7481668.SQ.FTS.B , Zero Cpn , 8/09/25 ... 309 304
7481690.SQ.FTS.B , Zero Cpn , 8/09/25 ... 3,659 3,444
7482168.SQ.FTS.B , Zero Cpn , 8/09/25 ... 418 404
7482244.SQ.FTS.B , Zero Cpn , 8/09/25 ... 915 880
7482809.SQ.FTS.B , Zero Cpn , 8/09/25 ... 8,102 7,992
7484096.SQ.FTS.B , Zero Cpn , 8/11/25 ... 3,308 2,958
7484189.SQ.FTS.B , Zero Cpn , 8/11/25 ... 10,998 10,465
7485386.SQ.FTS.B , Zero Cpn , 8/12/25 ... 6,846 126
7485659.SQ.FTS.B , Zero Cpn , 8/12/25 ... 287 270

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7486310.SQ.FTS.B , Zero Cpn , 8/12/25 ... $ 8,460 $ 8,253
7486700.SQ.FTS.B , Zero Cpn , 8/12/25 ... 1,446 1,418
7486727.SQ.FTS.B , Zero Cpn , 8/12/25 ... 840 815
7486754.SQ.FTS.B , Zero Cpn , 8/12/25 ... 178 174
7487397.SQ.FTS.B , Zero Cpn , 8/12/25 ... 5,064 5,021
7487915.SQ.FTS.B , Zero Cpn , 8/12/25 ... 36,688 29,220
7489288.SQ.FTS.B , Zero Cpn , 8/13/25 ... 1,529 1,521
7489972.SQ.FTS.B , Zero Cpn , 8/13/25 ... 8,260 7,681
7490319.SQ.FTS.B , Zero Cpn , 8/13/25 ... 15,565 14,682
7490860.SQ.FTS.B , Zero Cpn , 8/13/25 ... 9,876 461
7491011.SQ.FTS.B , Zero Cpn , 8/13/25 ... 755 429
7492149.SQ.FTS.B , Zero Cpn , 8/14/25 ... 6,249 6,122
7492564.SQ.FTS.B , Zero Cpn , 8/14/25 ... 8,463 5,973
7493166.SQ.FTS.B , Zero Cpn , 8/14/25 ... 3,103 3,059
7493445.SQ.FTS.B , Zero Cpn , 8/14/25 ... 4,710 2,620
7493533.SQ.FTS.B , Zero Cpn , 8/14/25 ... 1,308 1,291
7493693.SQ.FTS.B , Zero Cpn , 8/14/25 ... 3,241 3,182
7493868.SQ.FTS.B , Zero Cpn , 8/14/25 ... 1,438 1,394
7493998.SQ.FTS.B , Zero Cpn , 8/14/25 ... 9,542 8,922
7494646.SQ.FTS.B , Zero Cpn , 8/14/25 ... 1,099 1,063
7494978.SQ.FTS.B , Zero Cpn , 8/14/25 ... 1,210 1,195
7495215.SQ.FTS.B , Zero Cpn , 8/14/25 ... 6,374 5,902
7495531.SQ.FTS.B , Zero Cpn , 8/14/25 ... 16,663 16,316
7500546.SQ.FTS.B , Zero Cpn , 8/15/25 ... 2,613 2,546
7502046.SQ.FTS.B , Zero Cpn , 8/15/25 ... 7,794 7,635
7502359.SQ.FTS.B , Zero Cpn , 8/15/25 ... 7,973 7,822
7502720.SQ.FTS.B , Zero Cpn , 8/15/25 ... 176 175
7502755.SQ.FTS.B , Zero Cpn , 8/15/25 ... 4,104 3,972
7502831.SQ.FTS.B , Zero Cpn , 8/15/25 ... 4,797 4,730
7503077.SQ.FTS.B , Zero Cpn , 8/15/25 ... 5,648 75
7503959.SQ.FTS.B , Zero Cpn , 8/15/25 ... 1,258 1,241
7504041.SQ.FTS.B , Zero Cpn , 8/15/25 ... 642 476
7504047.SQ.FTS.B , Zero Cpn , 8/15/25 ... 10,481 10,311
7504528.SQ.FTS.B , Zero Cpn , 8/16/25 ... 3,832 3,385
7505604.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,000 1,980
7506371.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,356 115
7507182.SQ.FTS.B , Zero Cpn , 8/16/25 ... 724 598
7507529.SQ.FTS.B , Zero Cpn , 8/16/25 ... 2,607 2,537
7507718.SQ.FTS.B , Zero Cpn , 8/16/25 ... 3,024 2,964
7508857.SQ.FTS.B , Zero Cpn , 8/17/25 ... 374 314
7508988.SQ.FTS.B , Zero Cpn , 8/17/25 ... 4,853 4,659
7509164.SQ.FTS.B , Zero Cpn , 8/17/25 ... 1,190 1,155
7509485.SQ.FTS.B , Zero Cpn , 8/17/25 ... 3,221 3,156
7509634.SQ.FTS.B , Zero Cpn , 8/17/25 ... 2,792 2,727
7510155.SQ.FTS.B , Zero Cpn , 8/18/25 ... 2,078 2,022
7510461.SQ.FTS.B , Zero Cpn , 8/18/25 ... 2,824 2,077
7510503.SQ.FTS.B , Zero Cpn , 8/18/25 ... 1,468 1,396
7510656.SQ.FTS.B , Zero Cpn , 8/18/25 ... 2,345 2,278
7510920.SQ.FTS.B , Zero Cpn , 8/18/25 ... 3,200 3,137
7511573.SQ.FTS.B , Zero Cpn , 8/19/25 ... 24,285 23,873
7512315.SQ.FTS.B , Zero Cpn , 8/19/25 ... 2,656 2,573
7512538.SQ.FTS.B , Zero Cpn , 8/19/25 ... 13,257 12,553
7512941.SQ.FTS.B , Zero Cpn , 8/20/25 ... 7,015 6,074
7513664.SQ.FTS.B , Zero Cpn , 8/20/25 ... 3,646 3,244
7513981.SQ.FTS.B , Zero Cpn , 8/20/25 ... 8,328 8,246
7515032.SQ.FTS.B , Zero Cpn , 8/20/25 ... 2,232 2,135
7515365.SQ.FTS.B , Zero Cpn , 8/20/25 ... 3,788 3,614
7515681.SQ.FTS.B , Zero Cpn , 8/20/25 ... 22,628 21,989
Description
Principal
Amount Value
Block, Inc. (continued)
7516707.SQ.FTS.B , Zero Cpn , 8/21/25 ... $ 2,943 $ 119
7517685.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,374 1,334
7518224.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,482 1,456
7518279.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,009 524
7518657.SQ.FTS.B , Zero Cpn , 8/21/25 ... 24,536 23,344
7519572.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,446 1,412
7519624.SQ.FTS.B , Zero Cpn , 8/21/25 ... 1,245 1,213
7519671.SQ.FTS.B , Zero Cpn , 8/21/25 ... 898 890
7521805.SQ.FTS.B , Zero Cpn , 8/22/25 ... 5,780 5,631
7522111.SQ.FTS.B , Zero Cpn , 8/22/25 ... 3,662 3,585
7522649.SQ.FTS.B , Zero Cpn , 8/22/25 ... 739 734
7523139.SQ.FTS.B , Zero Cpn , 8/22/25 ... 4,332 4,287
7523812.SQ.FTS.B , Zero Cpn , 8/22/25 ... 1,061 1,039
7523965.SQ.FTS.B , Zero Cpn , 8/22/25 ... 5,837 5,759
7524489.SQ.FTS.B , Zero Cpn , 8/22/25 ... 4,517 4,322
7524572.SQ.FTS.B , Zero Cpn , 8/22/25 ... 14,273 14,042
7525298.SQ.FTS.B , Zero Cpn , 8/22/25 ... 8,383 8,255
7525770.SQ.FTS.B , Zero Cpn , 8/22/25 ... 4,591 4,554
7526086.SQ.FTS.B , Zero Cpn , 8/23/25 ... 1,243 1,170
7526223.SQ.FTS.B , Zero Cpn , 8/23/25 ... 3,541 2,912
7526404.SQ.FTS.B , Zero Cpn , 8/23/25 ... 3,571 3,401
7527338.SQ.FTS.B , Zero Cpn , 8/23/25 ... 479 458
7527430.SQ.FTS.B , Zero Cpn , 8/23/25 ... 620 598
7527745.SQ.FTS.B , Zero Cpn , 8/23/25 ... 215 198
7527754.SQ.FTS.B , Zero Cpn , 8/23/25 ... 2,507 2,430
7528062.SQ.FTS.B , Zero Cpn , 8/23/25 ... 514 488
7528450.SQ.FTS.B , Zero Cpn , 8/23/25 ... 316 258
7528460.SQ.FTS.B , Zero Cpn , 8/23/25 ... 4,317 4,186
7528609.SQ.FTS.B , Zero Cpn , 8/23/25 ... 2,488 1,035
7528647.SQ.FTS.B , Zero Cpn , 8/23/25 ... 792 785
7528697.SQ.FTS.B , Zero Cpn , 8/23/25 ... 991 986
7528939.SQ.FTS.B , Zero Cpn , 8/23/25 ... 3,884 3,833
7529703.SQ.FTS.B , Zero Cpn , 8/24/25 ... 3,770 1,312
7529757.SQ.FTS.B , Zero Cpn , 8/24/25 ... 18,640 16,178
7530132.SQ.FTS.B , Zero Cpn , 8/24/25 ... 2,610 2,482
7530224.SQ.FTS.B , Zero Cpn , 8/24/25 ... 2,998 2,250
7530328.SQ.FTS.B , Zero Cpn , 8/25/25 ... 2,479 2,406
7530429.SQ.FTS.B , Zero Cpn , 8/25/25 ... 763 527
7530460.SQ.FTS.B , Zero Cpn , 8/25/25 ... 8,221 7,978
7530872.SQ.FTS.B , Zero Cpn , 8/25/25 ... 174 170
7530955.SQ.FTS.B , Zero Cpn , 8/25/25 ... 3,607 3,463
7532803.SQ.FTS.B , Zero Cpn , 8/26/25 ... 3,089 2,143
7532902.SQ.FTS.B , Zero Cpn , 8/26/25 ... 528 310
7533668.SQ.FTS.B , Zero Cpn , 8/26/25 ... 439 431
7534105.SQ.FTS.B , Zero Cpn , 8/26/25 ... 7,589 2,348
7534222.SQ.FTS.B , Zero Cpn , 8/26/25 ... 3,893 2,254
7534581.SQ.FTS.B , Zero Cpn , 8/26/25 ... 9,884 9,708
7535724.SQ.FTS.B , Zero Cpn , 8/26/25 ... 196 188
7536011.SQ.FTS.B , Zero Cpn , 8/27/25 ... 2,855 2,820
7536218.SQ.FTS.B , Zero Cpn , 8/27/25 ... 932 897
7536249.SQ.FTS.B , Zero Cpn , 8/27/25 ... 4,101 78
7536551.SQ.FTS.B , Zero Cpn , 8/27/25 ... 8,836 8,688
7537805.SQ.FTS.B , Zero Cpn , 8/27/25 ... 15,336 15,080
7538544.SQ.FTS.B , Zero Cpn , 8/27/25 ... 8,899 8,518
7539480.SQ.FTS.B , Zero Cpn , 8/27/25 ... 329 323
7539538.SQ.FTS.B , Zero Cpn , 8/27/25 ... 6,646 6,249
7539851.SQ.FTS.B , Zero Cpn , 8/28/25 ... 3,493 3,384
7540141.SQ.FTS.B , Zero Cpn , 8/28/25 ... 6,653 1,219

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7540350.SQ.FTS.B , Zero Cpn , 8/28/25 ... $ 23,193 $ 22,463
7542122.SQ.FTS.B , Zero Cpn , 8/28/25 ... 2,313 43
7542196.SQ.FTS.B , Zero Cpn , 8/28/25 ... 9,301 9,142
7543351.SQ.FTS.B , Zero Cpn , 8/28/25 ... 6,848 6,759
7548215.SQ.FTS.B , Zero Cpn , 8/29/25 ... 17,087 13,189
7548784.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,312 1,106
7549125.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,027 997
7549172.SQ.FTS.B , Zero Cpn , 8/29/25 ... 441 415
7549195.SQ.FTS.B , Zero Cpn , 8/29/25 ... 380 279
7549349.SQ.FTS.B , Zero Cpn , 8/29/25 ... 1,282 1,268
7549763.SQ.FTS.B , Zero Cpn , 8/29/25 ... 251 248
7549794.SQ.FTS.B , Zero Cpn , 8/29/25 ... 3,584 3,400
7550323.SQ.FTS.B , Zero Cpn , 8/29/25 ... 14,854 14,224
7550614.SQ.FTS.B , Zero Cpn , 9/01/25 ... 1,099 938
7550911.SQ.FTS.B , Zero Cpn , 9/01/25 ... 2,088 2,052
7551827.SQ.FTS.B , Zero Cpn , 9/01/25 ... 8,298 6,913
7552349.SQ.FTS.B , Zero Cpn , 9/01/25 ... 3,679 3,641
7552618.SQ.FTS.B , Zero Cpn , 9/01/25 ... 2,128 1,803
7554193.SQ.FTS.B , Zero Cpn , 9/01/25 ... 7,042 6,944
7554508.SQ.FTS.B , Zero Cpn , 9/02/25 ... 2,979 2,937
7554667.SQ.FTS.B , Zero Cpn , 9/02/25 ... 1,019 980
7554714.SQ.FTS.B , Zero Cpn , 9/02/25 ... 707 697
7555295.SQ.FTS.B , Zero Cpn , 9/02/25 ... 5,201 5,105
7555665.SQ.FTS.B , Zero Cpn , 9/03/25 ... 6,062 5,923
7555997.SQ.FTS.B , Zero Cpn , 9/03/25 ... 2,735 2,202
7556166.SQ.FTS.B , Zero Cpn , 9/03/25 ... 5,018 4,902
7556443.SQ.FTS.B , Zero Cpn , 9/03/25 ... 948 919
7558607.SQ.FTS.B , Zero Cpn , 9/04/25 ... 6,088 5,896
7559029.SQ.FTS.B , Zero Cpn , 9/04/25 ... 21,424 21,042
7560321.SQ.FTS.B , Zero Cpn , 9/04/25 ... 786 725
7560511.SQ.FTS.B , Zero Cpn , 9/04/25 ... 3,399 2,706
7560645.SQ.FTS.B , Zero Cpn , 9/04/25 ... 299 223
7560813.SQ.FTS.B , Zero Cpn , 9/04/25 ... 3,537 3,394
7560996.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,977 1,933
7561266.SQ.FTS.B , Zero Cpn , 9/05/25 ... 6,895 6,718
7561634.SQ.FTS.B , Zero Cpn , 9/05/25 ... 10,805 10,635
7562885.SQ.FTS.B , Zero Cpn , 9/05/25 ... 8,387 2,691
7563048.SQ.FTS.B , Zero Cpn , 9/05/25 ... 363 258
7563058.SQ.FTS.B , Zero Cpn , 9/05/25 ... 3,569 3,527
7563355.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,916 1,892
7563453.SQ.FTS.B , Zero Cpn , 9/05/25 ... 42,378 39,331
7564343.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,055 889
7564634.SQ.FTS.B , Zero Cpn , 9/05/25 ... 2,644 2,579
7564723.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,985 1,960
7564897.SQ.FTS.B , Zero Cpn , 9/05/25 ... 1,286 1,276
7565355.SQ.FTS.B , Zero Cpn , 9/06/25 ... 2,036 1,974
7565514.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,313 1,075
7565576.SQ.FTS.B , Zero Cpn , 9/06/25 ... 1,207 1,178
7565626.SQ.FTS.B , Zero Cpn , 9/06/25 ... 7,026 6,687
7565835.SQ.FTS.B , Zero Cpn , 9/06/25 ... 5,410 5,359
7566454.SQ.FTS.B , Zero Cpn , 9/06/25 ... 653 531
7566473.SQ.FTS.B , Zero Cpn , 9/06/25 ... 796 745
7566502.SQ.FTS.B , Zero Cpn , 9/06/25 ... 4,431 3,015
7566683.SQ.FTS.B , Zero Cpn , 9/06/25 ... 4,166 4,111
7566892.SQ.FTS.B , Zero Cpn , 9/06/25 ... 8,345 8,004
7567247.SQ.FTS.B , Zero Cpn , 9/06/25 ... 12,025 11,597
7567689.SQ.FTS.B , Zero Cpn , 9/06/25 ... 5,976 5,895
7567979.SQ.FTS.B , Zero Cpn , 9/06/25 ... 6,807 6,661
Description
Principal
Amount Value
Block, Inc. (continued)
7568458.SQ.FTS.B , Zero Cpn , 9/06/25 ... $ 5,763 $ 5,657
7571315.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,533 1,216
7571356.SQ.FTS.B , Zero Cpn , 9/07/25 ... 25,751 19,081
7571626.SQ.FTS.B , Zero Cpn , 9/07/25 ... 4,103 4,032
7571798.SQ.FTS.B , Zero Cpn , 9/07/25 ... 15,180 4,195
7572337.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,213 1,141
7572383.SQ.FTS.B , Zero Cpn , 9/07/25 ... 13,227 12,713
7573833.SQ.FTS.B , Zero Cpn , 9/07/25 ... 1,298 1,188
7573856.SQ.FTS.B , Zero Cpn , 9/07/25 ... 17,162 16,910
7574770.SQ.FTS.B , Zero Cpn , 9/08/25 ... 13,840 13,275
7576846.SQ.FTS.B , Zero Cpn , 9/08/25 ... 19,887 19,425
7578016.SQ.FTS.B , Zero Cpn , 9/08/25 ... 3,425 3,337
7578294.SQ.FTS.B , Zero Cpn , 9/08/25 ... 1,787 1,742
7578744.SQ.FTS.B , Zero Cpn , 9/09/25 ... 927 881
7579126.SQ.FTS.B , Zero Cpn , 9/09/25 ... 3,122 2,217
7579215.SQ.FTS.B , Zero Cpn , 9/09/25 ... 7,953 7,614
7579886.SQ.FTS.B , Zero Cpn , 9/10/25 ... 588 581
7580080.SQ.FTS.B , Zero Cpn , 9/10/25 ... 5,712 4,405
7580308.SQ.FTS.B , Zero Cpn , 9/10/25 ... 725 703
7580380.SQ.FTS.B , Zero Cpn , 9/10/25 ... 1,412 1,172
7581677.SQ.FTS.B , Zero Cpn , 9/11/25 ... 3,795 3,741
7583915.SQ.FTS.B , Zero Cpn , 9/11/25 ... 876 864
7584006.SQ.FTS.B , Zero Cpn , 9/11/25 ... 1,374 1,334
7584085.SQ.FTS.B , Zero Cpn , 9/11/25 ... 878 869
7584366.SQ.FTS.B , Zero Cpn , 9/12/25 ... 4,400 4,337
7584863.SQ.FTS.B , Zero Cpn , 9/12/25 ... 16,855 9,851
7585483.SQ.FTS.B , Zero Cpn , 9/12/25 ... 6,791 6,410
7585994.SQ.FTS.B , Zero Cpn , 9/12/25 ... 21,082 15,894
7586465.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,560 2,528
7586626.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,248 1,160
7586653.SQ.FTS.B , Zero Cpn , 9/12/25 ... 4,371 4,349
7587250.SQ.FTS.B , Zero Cpn , 9/12/25 ... 813 798
7587356.SQ.FTS.B , Zero Cpn , 9/12/25 ... 2,162 1,524
7587451.SQ.FTS.B , Zero Cpn , 9/12/25 ... 1,147 1,110
7587494.SQ.FTS.B , Zero Cpn , 9/12/25 ... 8,157 8,007
7587908.SQ.FTS.B , Zero Cpn , 9/12/25 ... 6,217 5,767
7588141.SQ.FTS.B , Zero Cpn , 9/13/25 ... 1,952 1,925
7588211.SQ.FTS.B , Zero Cpn , 9/13/25 ... 311 212
7588214.SQ.FTS.B , Zero Cpn , 9/13/25 ... 3,723 3,670
7588555.SQ.FTS.B , Zero Cpn , 9/13/25 ... 804 28
7588655.SQ.FTS.B , Zero Cpn , 9/13/25 ... 2,707 2,658
7589355.SQ.FTS.B , Zero Cpn , 9/13/25 ... 1,176 382
7589431.SQ.FTS.B , Zero Cpn , 9/13/25 ... 4,983 725
7589657.SQ.FTS.B , Zero Cpn , 9/13/25 ... 810 797
7589717.SQ.FTS.B , Zero Cpn , 9/13/25 ... 693 681
7589770.SQ.FTS.B , Zero Cpn , 9/13/25 ... 22,341 21,606
7590250.SQ.FTS.B , Zero Cpn , 9/13/25 ... 1,945 1,902
7590335.SQ.FTS.B , Zero Cpn , 9/13/25 ... 1,382 1,348
7590349.SQ.FTS.B , Zero Cpn , 9/13/25 ... 586 581
7590555.SQ.FTS.B , Zero Cpn , 9/13/25 ... 63 63
7590816.SQ.FTS.B , Zero Cpn , 9/13/25 ... 381 279
7593175.SQ.FTS.B , Zero Cpn , 9/14/25 ... 731 703
7593928.SQ.FTS.B , Zero Cpn , 9/14/25 ... 5,178 5,005
7594305.SQ.FTS.B , Zero Cpn , 9/14/25 ... 668 613
7594369.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,439 1,412
7594561.SQ.FTS.B , Zero Cpn , 9/14/25 ... 6,968 6,886
7595073.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,519 1,493
7595152.SQ.FTS.B , Zero Cpn , 9/14/25 ... 6,076 5,965

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7595360.SQ.FTS.B , Zero Cpn , 9/14/25 ... $ 1,308 $ 1,280
7595375.SQ.FTS.B , Zero Cpn , 9/14/25 ... 2,009 1,977
7595428.SQ.FTS.B , Zero Cpn , 9/14/25 ... 2,922 2,839
7596445.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,202 1,181
7596619.SQ.FTS.B , Zero Cpn , 9/14/25 ... 109 103
7596868.SQ.FTS.B , Zero Cpn , 9/14/25 ... 1,367 1,351
7597366.SQ.FTS.B , Zero Cpn , 9/15/25 ... 8,690 8,595
7598449.SQ.FTS.B , Zero Cpn , 9/15/25 ... 17,589 17,140
7598984.SQ.FTS.B , Zero Cpn , 9/15/25 ... 10,453 8,702
7599124.SQ.FTS.B , Zero Cpn , 9/15/25 ... 2,970 2,071
7599157.SQ.FTS.B , Zero Cpn , 9/15/25 ... 8,800 8,601
7600240.SQ.FTS.B , Zero Cpn , 9/16/25 ... 1,251 1,227
7600507.SQ.FTS.B , Zero Cpn , 9/16/25 ... 10,063 9,837
7601177.SQ.FTS.B , Zero Cpn , 9/17/25 ... 584 575
7601274.SQ.FTS.B , Zero Cpn , 9/17/25 ... 530 526
7601396.SQ.FTS.B , Zero Cpn , 9/17/25 ... 407 398
7601419.SQ.FTS.B , Zero Cpn , 9/17/25 ... 2,547 2,492
7601615.SQ.FTS.B , Zero Cpn , 9/17/25 ... 1,113 1,071
7601652.SQ.FTS.B , Zero Cpn , 9/17/25 ... 396 389
7601738.SQ.FTS.B , Zero Cpn , 9/17/25 ... 1,465 985
7602127.SQ.FTS.B , Zero Cpn , 9/18/25 ... 2,378 2,325
7602196.SQ.FTS.B , Zero Cpn , 9/18/25 ... 2,479 2,282
7602429.SQ.FTS.B , Zero Cpn , 9/18/25 ... 15,505 15,131
7603549.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,933 275
7603590.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,289 1,262
7603817.SQ.FTS.B , Zero Cpn , 9/18/25 ... 3,103 3,064
7604100.SQ.FTS.B , Zero Cpn , 9/18/25 ... 2,938 2,876
7604268.SQ.FTS.B , Zero Cpn , 9/18/25 ... 2,003 1,974
7604419.SQ.FTS.B , Zero Cpn , 9/18/25 ... 266 189
7604448.SQ.FTS.B , Zero Cpn , 9/18/25 ... 1,260 1,220
7604491.SQ.FTS.B , Zero Cpn , 9/18/25 ... 5,051 1,901
7604587.SQ.FTS.B , Zero Cpn , 9/18/25 ... 2,618 2,585
7606209.SQ.FTS.B , Zero Cpn , 9/19/25 ... 6,488 5,788
7606507.SQ.FTS.B , Zero Cpn , 9/19/25 ... 597 539
7606842.SQ.FTS.B , Zero Cpn , 9/19/25 ... 2,344 2,309
7606959.SQ.FTS.B , Zero Cpn , 9/19/25 ... 438 320
7606974.SQ.FTS.B , Zero Cpn , 9/19/25 ... 3,365 3,276
7607183.SQ.FTS.B , Zero Cpn , 9/19/25 ... 2,868 2,260
7607330.SQ.FTS.B , Zero Cpn , 9/19/25 ... 1,073 1,017
7607357.SQ.FTS.B , Zero Cpn , 9/19/25 ... 5,914 5,696
7607663.SQ.FTS.B , Zero Cpn , 9/19/25 ... 3,290 3,233
7607761.SQ.FTS.B , Zero Cpn , 9/19/25 ... 510 488
7607799.SQ.FTS.B , Zero Cpn , 9/19/25 ... 3,484 3,386
7608108.SQ.FTS.B , Zero Cpn , 9/19/25 ... 711 568
7608128.SQ.FTS.B , Zero Cpn , 9/19/25 ... 1,477 1,455
7608213.SQ.FTS.B , Zero Cpn , 9/19/25 ... 5,596 5,507
7609861.SQ.FTS.B , Zero Cpn , 9/20/25 ... 288 230
7609893.SQ.FTS.B , Zero Cpn , 9/20/25 ... 4,728 4,671
7610390.SQ.FTS.B , Zero Cpn , 9/20/25 ... 89 85
7610524.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,591 1,524
7610598.SQ.FTS.B , Zero Cpn , 9/20/25 ... 16,110 13,188
7610911.SQ.FTS.B , Zero Cpn , 9/20/25 ... 10,143 7,732
7611123.SQ.FTS.B , Zero Cpn , 9/20/25 ... 3,214 3,112
7611257.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,023 762
7611276.SQ.FTS.B , Zero Cpn , 9/20/25 ... 6,651 6,489
7611418.SQ.FTS.B , Zero Cpn , 9/20/25 ... 1,235 453
7611671.SQ.FTS.B , Zero Cpn , 9/20/25 ... 71 69
7611675.SQ.FTS.B , Zero Cpn , 9/20/25 ... 2,612 2,396
Description
Principal
Amount Value
Block, Inc. (continued)
7611749.SQ.FTS.B , Zero Cpn , 9/20/25 ... $ 7,579 $ 7,445
7611976.SQ.FTS.B , Zero Cpn , 9/20/25 ... 6,542 6,351
7612120.SQ.FTS.B , Zero Cpn , 9/20/25 ... 600 583
7612174.SQ.FTS.B , Zero Cpn , 9/20/25 ... 609 601
7612216.SQ.FTS.B , Zero Cpn , 9/20/25 ... 5,294 5,012
7614490.SQ.FTS.B , Zero Cpn , 9/21/25 ... 461 441
7614705.SQ.FTS.B , Zero Cpn , 9/21/25 ... 412 406
7614867.SQ.FTS.B , Zero Cpn , 9/21/25 ... 2,258 2,201
7615548.SQ.FTS.B , Zero Cpn , 9/21/25 ... 2,634 2,560
7615637.SQ.FTS.B , Zero Cpn , 9/21/25 ... 4,279 4,188
7616722.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,796 1,765
7616765.SQ.FTS.B , Zero Cpn , 9/21/25 ... 20,620 20,074
7617312.SQ.FTS.B , Zero Cpn , 9/21/25 ... 97 94
7617327.SQ.FTS.B , Zero Cpn , 9/21/25 ... 37,349 28,622
7617851.SQ.FTS.B , Zero Cpn , 9/21/25 ... 1,557 1,521
7618615.SQ.FTS.B , Zero Cpn , 9/22/25 ... 1,784 1,733
7618915.SQ.FTS.B , Zero Cpn , 9/22/25 ... 3,101 2,954
7619384.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,488 2,451
7619521.SQ.FTS.B , Zero Cpn , 9/22/25 ... 2,000 1,782
7619618.SQ.FTS.B , Zero Cpn , 9/22/25 ... 4,738 3,211
7619999.SQ.FTS.B , Zero Cpn , 9/22/25 ... 432 395
7620569.SQ.FTS.B , Zero Cpn , 9/22/25 ... 7,139 3,487
7620711.SQ.FTS.B , Zero Cpn , 9/22/25 ... 439 431
7620735.SQ.FTS.B , Zero Cpn , 9/22/25 ... 3,973 3,894
7620881.SQ.FTS.B , Zero Cpn , 9/22/25 ... 1,708 1,666
7621018.SQ.FTS.B , Zero Cpn , 9/22/25 ... 4,043 3,945
7621259.SQ.FTS.B , Zero Cpn , 9/23/25 ... 218 207
7621281.SQ.FTS.B , Zero Cpn , 9/23/25 ... 2,435 2,278
7621346.SQ.FTS.B , Zero Cpn , 9/23/25 ... 738 700
7621436.SQ.FTS.B , Zero Cpn , 9/23/25 ... 2,174 2,136
7621564.SQ.FTS.B , Zero Cpn , 9/23/25 ... 8,597 8,348
7621935.SQ.FTS.B , Zero Cpn , 9/23/25 ... 11,822 11,293
7622285.SQ.FTS.B , Zero Cpn , 9/24/25 ... 2,746 2,404
7622342.SQ.FTS.B , Zero Cpn , 9/24/25 ... 505 405
7622832.SQ.FTS.B , Zero Cpn , 9/24/25 ... 5,298 3,606
7622953.SQ.FTS.B , Zero Cpn , 9/24/25 ... 1,197 1,181
7624139.SQ.FTS.B , Zero Cpn , 9/25/25 ... 345 342
7624500.SQ.FTS.B , Zero Cpn , 9/25/25 ... 2,510 2,443
7625481.SQ.FTS.B , Zero Cpn , 9/25/25 ... 36,849 11,136
7626562.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,893 1,505
7627820.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,443 936
7627911.SQ.FTS.B , Zero Cpn , 9/26/25 ... 4,163 3,992
7628118.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,688 1,567
7628170.SQ.FTS.B , Zero Cpn , 9/26/25 ... 3,001 2,970
7628364.SQ.FTS.B , Zero Cpn , 9/26/25 ... 5,275 5,181
7628791.SQ.FTS.B , Zero Cpn , 9/26/25 ... 21,761 18,340
7629381.SQ.FTS.B , Zero Cpn , 9/26/25 ... 4,840 4,774
7629647.SQ.FTS.B , Zero Cpn , 9/26/25 ... 2,482 2,445
7629744.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,116 1,105
7629887.SQ.FTS.B , Zero Cpn , 9/26/25 ... 568 557
7629910.SQ.FTS.B , Zero Cpn , 9/26/25 ... 3,037 3,004
7630126.SQ.FTS.B , Zero Cpn , 9/26/25 ... 793 735
7630281.SQ.FTS.B , Zero Cpn , 9/26/25 ... 1,046 1,020
7631160.SQ.FTS.B , Zero Cpn , 9/27/25 ... 1,733 1,691
7631227.SQ.FTS.B , Zero Cpn , 9/27/25 ... 3,765 3,701
7631377.SQ.FTS.B , Zero Cpn , 9/27/25 ... 2,881 2,837
7632497.SQ.FTS.B , Zero Cpn , 9/27/25 ... 8,216 7,954
7632770.SQ.FTS.B , Zero Cpn , 9/27/25 ... 6,095 5,946

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7633058.SQ.FTS.B , Zero Cpn , 9/27/25 ... $ 2,546 $ 2,485
7633493.SQ.FTS.B , Zero Cpn , 9/27/25 ... 2,292 1,518
7633539.SQ.FTS.B , Zero Cpn , 9/27/25 ... 6,416 5,866
7635785.SQ.FTS.B , Zero Cpn , 9/28/25 ... 3,454 3,393
7636007.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,441 482
7636792.SQ.FTS.B , Zero Cpn , 9/28/25 ... 653 647
7636866.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,619 1,578
7636998.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,134 1,069
7637054.SQ.FTS.B , Zero Cpn , 9/28/25 ... 4,450 4,394
7637379.SQ.FTS.B , Zero Cpn , 9/28/25 ... 3,723 1,965
7637460.SQ.FTS.B , Zero Cpn , 9/28/25 ... 5,506 4,375
7637677.SQ.FTS.B , Zero Cpn , 9/28/25 ... 18,930 18,588
7638920.SQ.FTS.B , Zero Cpn , 9/28/25 ... 2,024 226
7638946.SQ.FTS.B , Zero Cpn , 9/28/25 ... 6,592 6,447
7639363.SQ.FTS.B , Zero Cpn , 9/28/25 ... 888 875
7639410.SQ.FTS.B , Zero Cpn , 9/28/25 ... 2,839 2,612
7639525.SQ.FTS.B , Zero Cpn , 9/28/25 ... 1,554 1,517
7639605.SQ.FTS.B , Zero Cpn , 9/28/25 ... 4,869 4,795
7639750.SQ.FTS.B , Zero Cpn , 9/29/25 ... 1,421 1,235
7640370.SQ.FTS.B , Zero Cpn , 9/29/25 ... 1,398 1,377
7640549.SQ.FTS.B , Zero Cpn , 9/29/25 ... 3,372 3,310
7640815.SQ.FTS.B , Zero Cpn , 9/29/25 ... 1,699 1,676
7641180.SQ.FTS.B , Zero Cpn , 9/29/25 ... 2,495 2,453
7641373.SQ.FTS.B , Zero Cpn , 9/29/25 ... 76 76
7641597.SQ.FTS.B , Zero Cpn , 9/29/25 ... 968 962
7641906.SQ.FTS.B , Zero Cpn , 9/29/25 ... 27,770 22,756
7642419.SQ.FTS.B , Zero Cpn , 9/29/25 ... 2,118 2,099
7642626.SQ.FTS.B , Zero Cpn , 9/29/25 ... 3,019 2,960
7642769.SQ.FTS.B , Zero Cpn , 9/29/25 ... 553 530
7642787.SQ.FTS.B , Zero Cpn , 9/29/25 ... 1,991 1,924
7642888.SQ.FTS.B , Zero Cpn , 9/29/25 ... 10,392 1,112
7643182.SQ.FTS.B , Zero Cpn , 9/29/25 ... 855 842
7643287.SQ.FTS.B , Zero Cpn , 9/29/25 ... 2,364 1,743
7643394.SQ.FTS.B , Zero Cpn , 9/29/25 ... 11,730 11,599
7643470.SQ.FTS.B , Zero Cpn , 9/30/25 ... 3,208 3,157
7643697.SQ.FTS.B , Zero Cpn , 9/30/25 ... 882 871
7643750.SQ.FTS.B , Zero Cpn , 9/30/25 ... 1,007 987
7644312.SQ.FTS.B , Zero Cpn , 9/30/25 ... 7,094 6,760
7645813.SQ.FTS.B , Zero Cpn , 10/01/25 .. 946 10
7645870.SQ.FTS.B , Zero Cpn , 10/01/25 .. 6,682 6,560
7647526.SQ.FTS.B , Zero Cpn , 10/01/25 .. 4,132 4,102
7648107.SQ.FTS.B , Zero Cpn , 10/01/25 .. 13,901 12,300
7648709.SQ.FTS.B , Zero Cpn , 10/01/25 .. 2,841 2,617
7648874.SQ.FTS.B , Zero Cpn , 10/01/25 .. 1,422 1,398
7649023.SQ.FTS.B , Zero Cpn , 10/01/25 .. 5,716 5,590
7649639.SQ.FTS.B , Zero Cpn , 10/02/25 .. 2,761 2,696
7649988.SQ.FTS.B , Zero Cpn , 10/02/25 .. 3,194 3,083
7650943.SQ.FTS.B , Zero Cpn , 10/02/25 .. 4,794 4,696
7651482.SQ.FTS.B , Zero Cpn , 10/02/25 .. 4,800 4,558
7651792.SQ.FTS.B , Zero Cpn , 10/02/25 .. 8,701 8,535
7652073.SQ.FTS.B , Zero Cpn , 10/02/25 .. 15,416 15,161
7653005.SQ.FTS.B , Zero Cpn , 10/02/25 .. 2,219 1,749
7653050.SQ.FTS.B , Zero Cpn , 10/02/25 .. 21,036 20,536
7653967.SQ.FTS.B , Zero Cpn , 10/03/25 .. 1,231 1,188
7654037.SQ.FTS.B , Zero Cpn , 10/03/25 .. 12,175 12,035
7655257.SQ.FTS.B , Zero Cpn , 10/03/25 .. 19,478 18,469
7656528.SQ.FTS.B , Zero Cpn , 10/03/25 .. 705 688
7656556.SQ.FTS.B , Zero Cpn , 10/03/25 .. 6,367 6,073
Description
Principal
Amount Value
Block, Inc. (continued)
7656711.SQ.FTS.B , Zero Cpn , 10/03/25 .. $ 3,888 $ 2,753
7657242.SQ.FTS.B , Zero Cpn , 10/03/25 .. 745 733
7657540.SQ.FTS.B , Zero Cpn , 10/03/25 .. 3,863 2,008
7659774.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,933 1,839
7659875.SQ.FTS.B , Zero Cpn , 10/04/25 .. 436 24
7659887.SQ.FTS.B , Zero Cpn , 10/04/25 .. 2,251 2,082
7660264.SQ.FTS.B , Zero Cpn , 10/04/25 .. 7,725 7,625
7660990.SQ.FTS.B , Zero Cpn , 10/04/25 .. 15,851 15,149
7661595.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,285 1,255
7661730.SQ.FTS.B , Zero Cpn , 10/04/25 .. 14,323 13,819
7662217.SQ.FTS.B , Zero Cpn , 10/04/25 .. 4,558 2,810
7663594.SQ.FTS.B , Zero Cpn , 10/04/25 .. 806 790
7663637.SQ.FTS.B , Zero Cpn , 10/04/25 .. 1,391 1,373
7663716.SQ.FTS.B , Zero Cpn , 10/04/25 .. 2,447 2,337
7663786.SQ.FTS.B , Zero Cpn , 10/04/25 .. 5,819 5,710
7664462.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,109 1,087
7665718.SQ.FTS.B , Zero Cpn , 10/05/25 .. 15,351 1,781
7666168.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,434 1,356
7666278.SQ.FTS.B , Zero Cpn , 10/05/25 .. 945 927
7666333.SQ.FTS.B , Zero Cpn , 10/05/25 .. 15,098 14,889
7667040.SQ.FTS.B , Zero Cpn , 10/05/25 .. 3,200 3,073
7667122.SQ.FTS.B , Zero Cpn , 10/05/25 .. 7,568 6,502
7667343.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,280 425
7667536.SQ.FTS.B , Zero Cpn , 10/05/25 .. 2,550 2,529
7667738.SQ.FTS.B , Zero Cpn , 10/05/25 .. 1,650 1,632
7667847.SQ.FTS.B , Zero Cpn , 10/05/25 .. 400 383
7667933.SQ.FTS.B , Zero Cpn , 10/06/25 .. 34,644 662
7668773.SQ.FTS.B , Zero Cpn , 10/06/25 .. 1,217 555
7669086.SQ.FTS.B , Zero Cpn , 10/07/25 .. 7,116 6,922
7669539.SQ.FTS.B , Zero Cpn , 10/07/25 .. 5,033 4,890
7670094.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,152 1,146
7670758.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,445 1,409
7671011.SQ.FTS.B , Zero Cpn , 10/08/25 .. 418 8
7671209.SQ.FTS.B , Zero Cpn , 10/08/25 .. 10,665 10,285
7671787.SQ.FTS.B , Zero Cpn , 10/08/25 .. 2,680 2,610
7671923.SQ.FTS.B , Zero Cpn , 10/08/25 .. 4,636 2,922
7672033.SQ.FTS.B , Zero Cpn , 10/08/25 .. 7,886 7,537
7672574.SQ.FTS.B , Zero Cpn , 10/08/25 .. 4,206 3,510
7673124.SQ.FTS.B , Zero Cpn , 10/08/25 .. 1,441 1,412
7673194.SQ.FTS.B , Zero Cpn , 10/08/25 .. 3,484 3,338
7673355.SQ.FTS.B , Zero Cpn , 10/08/25 .. 2,753 2,597
7673573.SQ.FTS.B , Zero Cpn , 10/08/25 .. 3,800 3,499
7673616.SQ.FTS.B , Zero Cpn , 10/09/25 .. 6,353 6,270
7674163.SQ.FTS.B , Zero Cpn , 10/09/25 .. 8,587 8,063
7674741.SQ.FTS.B , Zero Cpn , 10/09/25 .. 865 698
7674807.SQ.FTS.B , Zero Cpn , 10/09/25 .. 1,012 992
7674982.SQ.FTS.B , Zero Cpn , 10/09/25 .. 1,681 1,658
7675149.SQ.FTS.B , Zero Cpn , 10/09/25 .. 3,368 3,228
7675272.SQ.FTS.B , Zero Cpn , 10/09/25 .. 4,939 4,828
7675427.SQ.FTS.B , Zero Cpn , 10/09/25 .. 1,887 1,854
7675955.SQ.FTS.B , Zero Cpn , 10/09/25 .. 138 137
7676029.SQ.FTS.B , Zero Cpn , 10/09/25 .. 1,410 1,380
7676203.SQ.FTS.B , Zero Cpn , 10/09/25 .. 406 397
7676230.SQ.FTS.B , Zero Cpn , 10/09/25 .. 15,922 15,386
7676986.SQ.FTS.B , Zero Cpn , 10/09/25 .. 1,724 1,697
7677059.SQ.FTS.B , Zero Cpn , 10/09/25 .. 12,133 11,939
7677613.SQ.FTS.B , Zero Cpn , 10/10/25 .. 2,513 2,371
7678592.SQ.FTS.B , Zero Cpn , 10/10/25 .. 27,544 26,613

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7679832.SQ.FTS.B , Zero Cpn , 10/10/25 .. $ 32,337 $ 31,448
7682300.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,543 1,513
7682410.SQ.FTS.B , Zero Cpn , 10/11/25 .. 7,324 7,215
7683127.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,289 924
7683322.SQ.FTS.B , Zero Cpn , 10/11/25 .. 4,260 3,608
7683502.SQ.FTS.B , Zero Cpn , 10/11/25 .. 178 167
7683518.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,536 1,517
7683706.SQ.FTS.B , Zero Cpn , 10/11/25 .. 5,508 4,699
7683899.SQ.FTS.B , Zero Cpn , 10/11/25 .. 40,740 39,236
7685453.SQ.FTS.B , Zero Cpn , 10/11/25 .. 1,704 1,660
7686198.SQ.FTS.B , Zero Cpn , 10/12/25 .. 3,412 3,032
7686421.SQ.FTS.B , Zero Cpn , 10/12/25 .. 1,809 1,770
7686514.SQ.FTS.B , Zero Cpn , 10/12/25 .. 4,966 4,880
7687178.SQ.FTS.B , Zero Cpn , 10/12/25 .. 8,340 7,025
7688253.SQ.FTS.B , Zero Cpn , 10/12/25 .. 9,812 9,726
7689138.SQ.FTS.B , Zero Cpn , 10/12/25 .. 9,647 9,456
7689293.SQ.FTS.B , Zero Cpn , 10/13/25 .. 2,560 2,503
7689371.SQ.FTS.B , Zero Cpn , 10/13/25 .. 2,988 2,937
7689469.SQ.FTS.B , Zero Cpn , 10/13/25 .. 3,078 3,026
7689627.SQ.FTS.B , Zero Cpn , 10/13/25 .. 7,126 6,982
7690074.SQ.FTS.B , Zero Cpn , 10/13/25 .. 2,395 2,308
7690511.SQ.FTS.B , Zero Cpn , 10/14/25 .. 936 541
7690525.SQ.FTS.B , Zero Cpn , 10/14/25 .. 3,909 3,786
7690594.SQ.FTS.B , Zero Cpn , 10/14/25 .. 1,921 1,855
7690754.SQ.FTS.B , Zero Cpn , 10/14/25 .. 1,241 1,227
7690814.SQ.FTS.B , Zero Cpn , 10/14/25 .. 1,526 1,491
7690870.SQ.FTS.B , Zero Cpn , 10/14/25 .. 8,098 7,887
7691830.SQ.FTS.B , Zero Cpn , 10/15/25 .. 940 891
7691925.SQ.FTS.B , Zero Cpn , 10/15/25 .. 2,542 1,686
7692013.SQ.FTS.B , Zero Cpn , 10/15/25 .. 2,299 2,209
7692227.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,442 1,408
7692302.SQ.FTS.B , Zero Cpn , 10/15/25 .. 9,021 8,382
7692563.SQ.FTS.B , Zero Cpn , 10/15/25 .. 637 624
7692666.SQ.FTS.B , Zero Cpn , 10/15/25 .. 950 215
7692692.SQ.FTS.B , Zero Cpn , 10/15/25 .. 521 509
7692735.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,499 1,474
7692826.SQ.FTS.B , Zero Cpn , 10/15/25 .. 3,678 3,642
7693126.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,291 1,275
7693460.SQ.FTS.B , Zero Cpn , 10/15/25 .. 1,868 1,535
7693492.SQ.FTS.B , Zero Cpn , 10/15/25 .. 17,872 16,921
7693971.SQ.FTS.B , Zero Cpn , 10/15/25 .. 12,170 1,211
7694390.SQ.FTS.B , Zero Cpn , 10/15/25 .. 19,724 16,893
7695254.SQ.FTS.B , Zero Cpn , 10/16/25 .. 834 814
7695295.SQ.FTS.B , Zero Cpn , 10/16/25 .. 2,569 2,526
7695489.SQ.FTS.B , Zero Cpn , 10/16/25 .. 213 201
7695718.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,388 3,234
7695846.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,631 3,459
7696027.SQ.FTS.B , Zero Cpn , 10/16/25 .. 5,064 4,993
7696304.SQ.FTS.B , Zero Cpn , 10/16/25 .. 4,124 3,545
7696585.SQ.FTS.B , Zero Cpn , 10/16/25 .. 3,859 3,755
7696775.SQ.FTS.B , Zero Cpn , 10/16/25 .. 1,675 1,620
7697595.SQ.FTS.B , Zero Cpn , 10/17/25 .. 2,562 2,437
7697716.SQ.FTS.B , Zero Cpn , 10/17/25 .. 8,474 4,075
7697987.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,693 1,669
7698140.SQ.FTS.B , Zero Cpn , 10/17/25 .. 7,602 7,305
7698556.SQ.FTS.B , Zero Cpn , 10/17/25 .. 2,344 2,248
7698716.SQ.FTS.B , Zero Cpn , 10/17/25 .. 1,011 1,002
7698853.SQ.FTS.B , Zero Cpn , 10/17/25 .. 4,975 4,906
Description
Principal
Amount Value
Block, Inc. (continued)
7699550.SQ.FTS.B , Zero Cpn , 10/17/25 .. $ 6,912 $ 5,990
7699696.SQ.FTS.B , Zero Cpn , 10/17/25 .. 31,317 27,162
7700190.SQ.FTS.B , Zero Cpn , 10/17/25 .. 5,050 4,364
7701828.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,321 1,295
7702244.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,736 1,601
7702400.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,021 991
7702437.SQ.FTS.B , Zero Cpn , 10/18/25 .. 2,763 2,709
7702604.SQ.FTS.B , Zero Cpn , 10/18/25 .. 2,876 95
7702787.SQ.FTS.B , Zero Cpn , 10/18/25 .. 23,487 23,033
7703816.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,091 1,070
7703885.SQ.FTS.B , Zero Cpn , 10/18/25 .. 2,890 2,218
7704012.SQ.FTS.B , Zero Cpn , 10/18/25 .. 772 758
7704065.SQ.FTS.B , Zero Cpn , 10/18/25 .. 1,081 1,063
7705039.SQ.FTS.B , Zero Cpn , 10/19/25 .. 10,910 9,602
7705618.SQ.FTS.B , Zero Cpn , 10/19/25 .. 2,274 1,989
7706301.SQ.FTS.B , Zero Cpn , 10/19/25 .. 5,679 5,614
7706860.SQ.FTS.B , Zero Cpn , 10/20/25 .. 17,386 16,861
7707326.SQ.FTS.B , Zero Cpn , 10/21/25 .. 1,018 807
7707353.SQ.FTS.B , Zero Cpn , 10/21/25 .. 1,341 1,322
7707410.SQ.FTS.B , Zero Cpn , 10/21/25 .. 2,987 2,858
7707515.SQ.FTS.B , Zero Cpn , 10/21/25 .. 2,321 2,289
7707604.SQ.FTS.B , Zero Cpn , 10/21/25 .. 549 362
7708185.SQ.FTS.B , Zero Cpn , 10/22/25 .. 732 718
7708336.SQ.FTS.B , Zero Cpn , 10/22/25 .. 963 949
7708676.SQ.FTS.B , Zero Cpn , 10/22/25 .. 37,076 35,264
7709235.SQ.FTS.B , Zero Cpn , 10/22/25 .. 1,452 1,385
7709257.SQ.FTS.B , Zero Cpn , 10/22/25 .. 3,992 3,884
7709387.SQ.FTS.B , Zero Cpn , 10/22/25 .. 7,359 7,201
7709864.SQ.FTS.B , Zero Cpn , 10/23/25 .. 4,790 4,406
7710105.SQ.FTS.B , Zero Cpn , 10/23/25 .. 243 208
7710213.SQ.FTS.B , Zero Cpn , 10/23/25 .. 806 795
7712570.SQ.FTS.B , Zero Cpn , 10/23/25 .. 15,531 14,998
7721370.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,700 1,674
7721630.SQ.FTS.B , Zero Cpn , 10/25/25 .. 514 463
7721660.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,941 1,921
7721804.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,439 3,355
7722120.SQ.FTS.B , Zero Cpn , 10/25/25 .. 5,862 1,731
7722271.SQ.FTS.B , Zero Cpn , 10/25/25 .. 9,926 8,088
7722484.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,966 3,834
7722653.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,973 1,936
7722695.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,999 3,916
7722826.SQ.FTS.B , Zero Cpn , 10/25/25 .. 2,380 1,986
7722951.SQ.FTS.B , Zero Cpn , 10/25/25 .. 2,395 2,311
7722996.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,974 1,715
7723206.SQ.FTS.B , Zero Cpn , 10/25/25 .. 5,970 5,819
7723355.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,344 483
7723458.SQ.FTS.B , Zero Cpn , 10/25/25 .. 108 106
7723475.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,903 3,847
7723653.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,425 1,394
7723682.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,410 3,372
7723826.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,263 1,040
7723970.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,354 3,212
7724116.SQ.FTS.B , Zero Cpn , 10/25/25 .. 3,437 3,182
7724441.SQ.FTS.B , Zero Cpn , 10/25/25 .. 4,481 4,100
7724542.SQ.FTS.B , Zero Cpn , 10/25/25 .. 1,576 1,554
7724584.SQ.FTS.B , Zero Cpn , 10/25/25 .. 2,456 2,417
7724820.SQ.FTS.B , Zero Cpn , 10/26/25 .. 5,274 5,122
7724959.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,067 1,789

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7725014.SQ.FTS.B , Zero Cpn , 10/26/25 .. $ 817 $ 782
7725052.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,593 3,524
7725212.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,820 2,612
7725282.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,404 4,131
7725714.SQ.FTS.B , Zero Cpn , 10/26/25 .. 6,268 6,009
7725871.SQ.FTS.B , Zero Cpn , 10/26/25 .. 20,916 20,147
7726689.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,726 1,707
7726762.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,409 34
7726811.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,980 3,688
7726882.SQ.FTS.B , Zero Cpn , 10/26/25 .. 12,229 11,989
7727231.SQ.FTS.B , Zero Cpn , 10/26/25 .. 19,981 19,608
7727809.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,566 1,535
7727844.SQ.FTS.B , Zero Cpn , 10/26/25 .. 8,313 8,231
7728307.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,872 3,772
7728374.SQ.FTS.B , Zero Cpn , 10/26/25 .. 500 484
7728390.SQ.FTS.B , Zero Cpn , 10/26/25 .. 1,797 1,747
7728433.SQ.FTS.B , Zero Cpn , 10/26/25 .. 35,576 34,263
7729230.SQ.FTS.B , Zero Cpn , 10/26/25 .. 6,852 6,626
7729424.SQ.FTS.B , Zero Cpn , 10/26/25 .. 2,451 2,338
7729472.SQ.FTS.B , Zero Cpn , 10/26/25 .. 3,535 3,426
7729535.SQ.FTS.B , Zero Cpn , 10/26/25 .. 947 804
7730120.SQ.FTS.B , Zero Cpn , 10/26/25 .. 4,435 4,276
7730230.SQ.FTS.B , Zero Cpn , 10/26/25 .. 21,109 20,300
7730552.SQ.FTS.B , Zero Cpn , 10/27/25 .. 6,089 5,951
7730655.SQ.FTS.B , Zero Cpn , 10/27/25 .. 934 666
7730666.SQ.FTS.B , Zero Cpn , 10/27/25 .. 2,634 2,443
7730693.SQ.FTS.B , Zero Cpn , 10/27/25 .. 486 475
7730733.SQ.FTS.B , Zero Cpn , 10/27/25 .. 424 416
7731849.SQ.FTS.B , Zero Cpn , 10/27/25 .. 793 778
7731893.SQ.FTS.B , Zero Cpn , 10/27/25 .. 3,428 3,336
7732077.SQ.FTS.B , Zero Cpn , 10/27/25 .. 3,112 3,058
7732429.SQ.FTS.B , Zero Cpn , 10/28/25 .. 926 405
7732469.SQ.FTS.B , Zero Cpn , 10/28/25 .. 3,200 3,070
7732660.SQ.FTS.B , Zero Cpn , 10/28/25 .. 8,227 7,907
7733155.SQ.FTS.B , Zero Cpn , 10/28/25 .. 2,793 2,473
7733275.SQ.FTS.B , Zero Cpn , 10/28/25 .. 1,583 1,511
7733410.SQ.FTS.B , Zero Cpn , 10/28/25 .. 5,265 1,277
7736165.SQ.FTS.B , Zero Cpn , 10/29/25 .. 2,261 2,211
7737103.SQ.FTS.B , Zero Cpn , 10/29/25 .. 620 591
7737139.SQ.FTS.B , Zero Cpn , 10/29/25 .. 1,573 1,533
7737274.SQ.FTS.B , Zero Cpn , 10/29/25 .. 640 597
7737427.SQ.FTS.B , Zero Cpn , 10/29/25 .. 9,995 9,667
7738069.SQ.FTS.B , Zero Cpn , 10/29/25 .. 1,022 1,014
7738197.SQ.FTS.B , Zero Cpn , 10/29/25 .. 4,449 4,333
7738358.SQ.FTS.B , Zero Cpn , 10/30/25 .. 14,533 13,913
7740132.SQ.FTS.B , Zero Cpn , 10/30/25 .. 877 864
7740176.SQ.FTS.B , Zero Cpn , 10/30/25 .. 7,338 7,129
7740613.SQ.FTS.B , Zero Cpn , 10/30/25 .. 1,881 1,836
7740952.SQ.FTS.B , Zero Cpn , 10/30/25 .. 3,275 2,047
7741037.SQ.FTS.B , Zero Cpn , 10/30/25 .. 23,448 23,190
7742355.SQ.FTS.B , Zero Cpn , 10/30/25 .. 3,505 3,406
7742681.SQ.FTS.B , Zero Cpn , 11/01/25 .. 11,220 10,838
7743187.SQ.FTS.B , Zero Cpn , 11/01/25 .. 3,213 2,773
7743262.SQ.FTS.B , Zero Cpn , 11/01/25 .. 661 641
7743295.SQ.FTS.B , Zero Cpn , 11/01/25 .. 4,145 3,952
7743634.SQ.FTS.B , Zero Cpn , 11/01/25 .. 2,956 2,163
7744093.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,178 1,168
7744395.SQ.FTS.B , Zero Cpn , 11/01/25 .. 2,019 1,964
Description
Principal
Amount Value
Block, Inc. (continued)
7744495.SQ.FTS.B , Zero Cpn , 11/01/25 .. $ 4,531 $ 4,424
7744660.SQ.FTS.B , Zero Cpn , 11/01/25 .. 907 898
7744702.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,809 1,132
7744755.SQ.FTS.B , Zero Cpn , 11/01/25 .. 3,817 3,758
7744976.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,517 1,486
7745038.SQ.FTS.B , Zero Cpn , 11/01/25 .. 38,291 28,664
7745685.SQ.FTS.B , Zero Cpn , 11/01/25 .. 1,605 1,515
7745764.SQ.FTS.B , Zero Cpn , 11/01/25 .. 6,492 6,406
7745988.SQ.FTS.B , Zero Cpn , 11/01/25 .. 5,726 5,175
7746103.SQ.FTS.B , Zero Cpn , 11/01/25 .. 21,940 20,494
7746598.SQ.FTS.B , Zero Cpn , 11/01/25 .. 3,315 3,177
7750595.SQ.FTS.B , Zero Cpn , 11/02/25 .. 6,681 6,321
7750851.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,552 2,472
7750969.SQ.FTS.B , Zero Cpn , 11/02/25 .. 10,366 10,072
7751484.SQ.FTS.B , Zero Cpn , 11/02/25 .. 7,341 5,445
7751593.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,012 1,964
7751646.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,372 1,139
7751664.SQ.FTS.B , Zero Cpn , 11/02/25 .. 8,332 8,211
7752105.SQ.FTS.B , Zero Cpn , 11/02/25 .. 12,330 12,051
7752413.SQ.FTS.B , Zero Cpn , 11/02/25 .. 2,881 2,535
7752461.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,024 926
7752484.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,164 1,114
7752544.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,485 1,386
7752600.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,645 1,622
7752986.SQ.FTS.B , Zero Cpn , 11/02/25 .. 7,208 7,113
7753279.SQ.FTS.B , Zero Cpn , 11/02/25 .. 1,399 1,373
7753518.SQ.FTS.B , Zero Cpn , 11/03/25 .. 1,166 1,091
7753621.SQ.FTS.B , Zero Cpn , 11/03/25 .. 427 424
7753679.SQ.FTS.B , Zero Cpn , 11/03/25 .. 1,344 1,297
7753745.SQ.FTS.B , Zero Cpn , 11/03/25 .. 1,817 1,780
7753881.SQ.FTS.B , Zero Cpn , 11/03/25 .. 22,408 21,693
7755066.SQ.FTS.B , Zero Cpn , 11/03/25 .. 5,987 5,261
7755239.SQ.FTS.B , Zero Cpn , 11/03/25 .. 3,812 3,698
7755591.SQ.FTS.B , Zero Cpn , 11/03/25 .. 4,200 4,111
7755763.SQ.FTS.B , Zero Cpn , 11/03/25 .. 4,355 4,273
7755972.SQ.FTS.B , Zero Cpn , 11/03/25 .. 3,226 3,138
7756465.SQ.FTS.B , Zero Cpn , 11/03/25 .. 16,406 13,335
7756920.SQ.FTS.B , Zero Cpn , 11/03/25 .. 7,968 6,929
7757237.SQ.FTS.B , Zero Cpn , 11/03/25 .. 1,743 1,685
7757540.SQ.FTS.B , Zero Cpn , 11/03/25 .. 1,763 1,707
7757554.SQ.FTS.B , Zero Cpn , 11/04/25 .. 1,425 1,393
7757617.SQ.FTS.B , Zero Cpn , 11/04/25 .. 3,699 3,557
7757916.SQ.FTS.B , Zero Cpn , 11/04/25 .. 610 556
7758648.SQ.FTS.B , Zero Cpn , 11/04/25 .. 2,836 2,752
7758828.SQ.FTS.B , Zero Cpn , 11/05/25 .. 1,902 1,343
7758875.SQ.FTS.B , Zero Cpn , 11/05/25 .. 2,380 2,279
7758960.SQ.FTS.B , Zero Cpn , 11/05/25 .. 7,531 7,430
7759348.SQ.FTS.B , Zero Cpn , 11/05/25 .. 17,798 17,103
7760251.SQ.FTS.B , Zero Cpn , 11/06/25 .. 1,066 998
7760287.SQ.FTS.B , Zero Cpn , 11/06/25 .. 6,714 114
7760582.SQ.FTS.B , Zero Cpn , 11/06/25 .. 1,863 1,803
7760734.SQ.FTS.B , Zero Cpn , 11/06/25 .. 1,332 1,203
7760998.SQ.FTS.B , Zero Cpn , 11/06/25 .. 2,608 2,491
7761769.SQ.FTS.B , Zero Cpn , 11/06/25 .. 792 779
7761857.SQ.FTS.B , Zero Cpn , 11/06/25 .. 10,342 9,935
7763236.SQ.FTS.B , Zero Cpn , 11/06/25 .. 7,439 1,822
7763432.SQ.FTS.B , Zero Cpn , 11/06/25 .. 1,793 1,755
7763643.SQ.FTS.B , Zero Cpn , 11/06/25 .. 1,359 1,313

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7763737.SQ.FTS.B , Zero Cpn , 11/06/25 .. $ 896 $ 884
7763836.SQ.FTS.B , Zero Cpn , 11/06/25 .. 3,418 3,274
7763983.SQ.FTS.B , Zero Cpn , 11/07/25 .. 2,870 2,813
7764172.SQ.FTS.B , Zero Cpn , 11/07/25 .. 1,363 1,349
7764313.SQ.FTS.B , Zero Cpn , 11/07/25 .. 4,396 2,576
7764456.SQ.FTS.B , Zero Cpn , 11/07/25 .. 2,761 2,700
7764659.SQ.FTS.B , Zero Cpn , 11/07/25 .. 12,142 7,482
7764967.SQ.FTS.B , Zero Cpn , 11/07/25 .. 3,752 3,631
7765272.SQ.FTS.B , Zero Cpn , 11/07/25 .. 787 763
7765431.SQ.FTS.B , Zero Cpn , 11/07/25 .. 213 203
7765451.SQ.FTS.B , Zero Cpn , 11/07/25 .. 2,793 2,731
7765700.SQ.FTS.B , Zero Cpn , 11/07/25 .. 9,387 9,162
7765980.SQ.FTS.B , Zero Cpn , 11/07/25 .. 12,267 11,233
7766291.SQ.FTS.B , Zero Cpn , 11/07/25 .. 450 351
7766305.SQ.FTS.B , Zero Cpn , 11/07/25 .. 10,268 10,075
7766724.SQ.FTS.B , Zero Cpn , 11/07/25 .. 5,922 3,708
7766819.SQ.FTS.B , Zero Cpn , 11/07/25 .. 4,126 4,079
7767480.SQ.FTS.B , Zero Cpn , 11/07/25 .. 14,478 14,065
7768041.SQ.FTS.B , Zero Cpn , 11/08/25 .. 5,621 5,460
7768468.SQ.FTS.B , Zero Cpn , 11/08/25 .. 3,358 3,234
7768645.SQ.FTS.B , Zero Cpn , 11/08/25 .. 418 415
7768688.SQ.FTS.B , Zero Cpn , 11/08/25 .. 336 283
7768724.SQ.FTS.B , Zero Cpn , 11/08/25 .. 735 725
7768787.SQ.FTS.B , Zero Cpn , 11/08/25 .. 6,391 6,274
7769147.SQ.FTS.B , Zero Cpn , 11/08/25 .. 614 595
7769203.SQ.FTS.B , Zero Cpn , 11/08/25 .. 10,529 10,322
7769752.SQ.FTS.B , Zero Cpn , 11/08/25 .. 2,225 1,950
7769793.SQ.FTS.B , Zero Cpn , 11/08/25 .. 5,226 5,062
7769938.SQ.FTS.B , Zero Cpn , 11/08/25 .. 730 723
7769998.SQ.FTS.B , Zero Cpn , 11/08/25 .. 678 654
7770019.SQ.FTS.B , Zero Cpn , 11/08/25 .. 8,448 8,208
7770262.SQ.FTS.B , Zero Cpn , 11/08/25 .. 3,566 3,412
7770343.SQ.FTS.B , Zero Cpn , 11/08/25 .. 33,485 32,618
7771363.SQ.FTS.B , Zero Cpn , 11/08/25 .. 3,433 3,322
7771423.SQ.FTS.B , Zero Cpn , 11/08/25 .. 3,005 2,884
7771517.SQ.FTS.B , Zero Cpn , 11/08/25 .. 3,714 3,596
7773806.SQ.FTS.B , Zero Cpn , 11/09/25 .. 475 473
7774012.SQ.FTS.B , Zero Cpn , 11/09/25 .. 1,904 1,815
7774075.SQ.FTS.B , Zero Cpn , 11/09/25 .. 5,745 5,476
7774364.SQ.FTS.B , Zero Cpn , 11/09/25 .. 2,378 2,273
7774447.SQ.FTS.B , Zero Cpn , 11/09/25 .. 1,136 999
7774494.SQ.FTS.B , Zero Cpn , 11/09/25 .. 949 934
7774669.SQ.FTS.B , Zero Cpn , 11/09/25 .. 1,558 1,505
7774739.SQ.FTS.B , Zero Cpn , 11/09/25 .. 711 677
7774779.SQ.FTS.B , Zero Cpn , 11/09/25 .. 4,331 3,659
7774955.SQ.FTS.B , Zero Cpn , 11/09/25 .. 626 590
7776035.SQ.FTS.B , Zero Cpn , 11/09/25 .. 7,294 7,191
7776535.SQ.FTS.B , Zero Cpn , 11/09/25 .. 694 678
7776906.SQ.FTS.B , Zero Cpn , 11/09/25 .. 1,110 1,083
7777154.SQ.FTS.B , Zero Cpn , 11/09/25 .. 1,160 1,107
7777312.SQ.FTS.B , Zero Cpn , 11/09/25 .. 536 264
7777338.SQ.FTS.B , Zero Cpn , 11/09/25 .. 16,633 16,411
7777985.SQ.FTS.B , Zero Cpn , 11/10/25 .. 2,285 2,237
7778130.SQ.FTS.B , Zero Cpn , 11/10/25 .. 969 777
7778180.SQ.FTS.B , Zero Cpn , 11/10/25 .. 3,596 3,469
7778379.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,184 1,147
7778432.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,846 1,787
7778541.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,063 802
Description
Principal
Amount Value
Block, Inc. (continued)
7778593.SQ.FTS.B , Zero Cpn , 11/10/25 .. $ 965 $ 918
7778672.SQ.FTS.B , Zero Cpn , 11/10/25 .. 3,144 3,002
7778842.SQ.FTS.B , Zero Cpn , 11/10/25 .. 10,747 10,433
7779662.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,512 1,480
7779720.SQ.FTS.B , Zero Cpn , 11/10/25 .. 5,334 5,219
7779938.SQ.FTS.B , Zero Cpn , 11/10/25 .. 5,900 5,791
7780162.SQ.FTS.B , Zero Cpn , 11/10/25 .. 2,887 2,833
7780392.SQ.FTS.B , Zero Cpn , 11/10/25 .. 7,160 6,890
7780595.SQ.FTS.B , Zero Cpn , 11/10/25 .. 1,950 1,798
7780635.SQ.FTS.B , Zero Cpn , 11/10/25 .. 6,126 5,982
7780729.SQ.FTS.B , Zero Cpn , 11/10/25 .. 83 82
7780863.SQ.FTS.B , Zero Cpn , 11/10/25 .. 4,667 4,044
7781121.SQ.FTS.B , Zero Cpn , 11/10/25 .. 17,987 17,362
7781598.SQ.FTS.B , Zero Cpn , 11/10/25 .. 6,905 6,804
7781757.SQ.FTS.B , Zero Cpn , 11/11/25 .. 1,509 1,031
7781885.SQ.FTS.B , Zero Cpn , 11/11/25 .. 3,579 3,508
7782000.SQ.FTS.B , Zero Cpn , 11/11/25 .. 786 773
7782049.SQ.FTS.B , Zero Cpn , 11/11/25 .. 10,189 9,930
7782351.SQ.FTS.B , Zero Cpn , 11/11/25 .. 2,122 2,036
7782675.SQ.FTS.B , Zero Cpn , 11/12/25 .. 11,811 10,854
7783004.SQ.FTS.B , Zero Cpn , 11/12/25 .. 2,229 2,129
7783076.SQ.FTS.B , Zero Cpn , 11/12/25 .. 4,541 4,385
7783246.SQ.FTS.B , Zero Cpn , 11/12/25 .. 1,794 162
7783425.SQ.FTS.B , Zero Cpn , 11/12/25 .. 10,579 10,276
7784004.SQ.FTS.B , Zero Cpn , 11/13/25 .. 269 267
7784061.SQ.FTS.B , Zero Cpn , 11/13/25 .. 1,451 1,285
7785778.SQ.FTS.B , Zero Cpn , 11/13/25 .. 2,599 2,386
7785849.SQ.FTS.B , Zero Cpn , 11/13/25 .. 401 392
7785899.SQ.FTS.B , Zero Cpn , 11/13/25 .. 915 860
7786060.SQ.FTS.B , Zero Cpn , 11/13/25 .. 5,258 5,102
7786359.SQ.FTS.B , Zero Cpn , 11/13/25 .. 1,416 1,396
7786492.SQ.FTS.B , Zero Cpn , 11/13/25 .. 3,600 3,495
7786921.SQ.FTS.B , Zero Cpn , 11/13/25 .. 1,609 1,564
7786960.SQ.FTS.B , Zero Cpn , 11/13/25 .. 4,499 4,367
7787071.SQ.FTS.B , Zero Cpn , 11/13/25 .. 1,836 1,785
7787150.SQ.FTS.B , Zero Cpn , 11/13/25 .. 7,256 7,080
7787446.SQ.FTS.B , Zero Cpn , 11/13/25 .. 1,403 1,239
7787894.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,630 2,562
7787959.SQ.FTS.B , Zero Cpn , 11/14/25 .. 1,173 1,149
7787996.SQ.FTS.B , Zero Cpn , 11/14/25 .. 309 299
7788016.SQ.FTS.B , Zero Cpn , 11/14/25 .. 9,775 9,516
7788444.SQ.FTS.B , Zero Cpn , 11/14/25 .. 22,510 21,617
7789758.SQ.FTS.B , Zero Cpn , 11/14/25 .. 9,341 9,046
7790499.SQ.FTS.B , Zero Cpn , 11/14/25 .. 23,087 22,501
7790972.SQ.FTS.B , Zero Cpn , 11/14/25 .. 5,502 5,394
7791050.SQ.FTS.B , Zero Cpn , 11/14/25 .. 909 861
7791324.SQ.FTS.B , Zero Cpn , 11/14/25 .. 2,969 1,390
7791372.SQ.FTS.B , Zero Cpn , 11/15/25 .. 7,958 7,624
7791653.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,083 1,055
7791700.SQ.FTS.B , Zero Cpn , 11/15/25 .. 4,653 4,125
7792337.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,329 1,296
7792414.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,959 1,750
7792549.SQ.FTS.B , Zero Cpn , 11/15/25 .. 2,363 2,312
7792716.SQ.FTS.B , Zero Cpn , 11/15/25 .. 2,803 2,393
7792829.SQ.FTS.B , Zero Cpn , 11/15/25 .. 341 326
7792853.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,577 1,531
7792924.SQ.FTS.B , Zero Cpn , 11/15/25 .. 3,620 3,430
7793061.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,404 1,357

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7793088.SQ.FTS.B , Zero Cpn , 11/15/25 .. $ 4,333 $ 4,272
7793359.SQ.FTS.B , Zero Cpn , 11/15/25 .. 7,952 7,760
7793567.SQ.FTS.B , Zero Cpn , 11/15/25 .. 474 431
7793579.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,005 995
7793653.SQ.FTS.B , Zero Cpn , 11/15/25 .. 5,773 5,514
7793745.SQ.FTS.B , Zero Cpn , 11/15/25 .. 235 230
7793749.SQ.FTS.B , Zero Cpn , 11/15/25 .. 12,781 12,595
7794327.SQ.FTS.B , Zero Cpn , 11/15/25 .. 1,020 1,005
7794833.SQ.FTS.B , Zero Cpn , 11/15/25 .. 569 555
7794849.SQ.FTS.B , Zero Cpn , 11/15/25 .. 2,266 2,196
7794955.SQ.FTS.B , Zero Cpn , 11/15/25 .. 18,706 16,227
7797036.SQ.FTS.B , Zero Cpn , 11/16/25 .. 3,209 2,663
7797160.SQ.FTS.B , Zero Cpn , 11/16/25 .. 215 209
7797188.SQ.FTS.B , Zero Cpn , 11/16/25 .. 9,912 9,607
7797575.SQ.FTS.B , Zero Cpn , 11/16/25 .. 3,839 3,763
7797904.SQ.FTS.B , Zero Cpn , 11/16/25 .. 58 56
7797911.SQ.FTS.B , Zero Cpn , 11/16/25 .. 6,896 6,749
7798241.SQ.FTS.B , Zero Cpn , 11/16/25 .. 3,564 3,384
7798369.SQ.FTS.B , Zero Cpn , 11/16/25 .. 2,529 2,450
7798486.SQ.FTS.B , Zero Cpn , 11/16/25 .. 3,307 3,231
7798543.SQ.FTS.B , Zero Cpn , 11/16/25 .. 2,531 2,220
7798591.SQ.FTS.B , Zero Cpn , 11/16/25 .. 245 222
7798594.SQ.FTS.B , Zero Cpn , 11/16/25 .. 986 969
7798612.SQ.FTS.B , Zero Cpn , 11/16/25 .. 1,255 680
7798649.SQ.FTS.B , Zero Cpn , 11/16/25 .. 2,876 2,800
7798760.SQ.FTS.B , Zero Cpn , 11/16/25 .. 27,634 27,114
7799963.SQ.FTS.B , Zero Cpn , 11/16/25 .. 5,142 4,982
7800234.SQ.FTS.B , Zero Cpn , 11/17/25 .. 6,595 6,411
7800668.SQ.FTS.B , Zero Cpn , 11/17/25 .. 1,944 1,857
7800701.SQ.FTS.B , Zero Cpn , 11/17/25 .. 174 165
7800711.SQ.FTS.B , Zero Cpn , 11/17/25 .. 1,868 1,827
7800739.SQ.FTS.B , Zero Cpn , 11/17/25 .. 1,042 994
7800754.SQ.FTS.B , Zero Cpn , 11/17/25 .. 2,956 2,856
7800812.SQ.FTS.B , Zero Cpn , 11/17/25 .. 4,766 4,651
7800894.SQ.FTS.B , Zero Cpn , 11/17/25 .. 14,086 13,554
7801627.SQ.FTS.B , Zero Cpn , 11/17/25 .. 2,803 2,713
7801844.SQ.FTS.B , Zero Cpn , 11/17/25 .. 5,107 4,954
7802002.SQ.FTS.B , Zero Cpn , 11/17/25 .. 9,775 9,568
7802298.SQ.FTS.B , Zero Cpn , 11/17/25 .. 8,337 8,046
7802684.SQ.FTS.B , Zero Cpn , 11/17/25 .. 5,010 4,819
7802763.SQ.FTS.B , Zero Cpn , 11/17/25 .. 32,166 31,550
7803843.SQ.FTS.B , Zero Cpn , 11/17/25 .. 432 370
7803857.SQ.FTS.B , Zero Cpn , 11/17/25 .. 715 697
7803938.SQ.FTS.B , Zero Cpn , 11/17/25 .. 480 384
7803967.SQ.FTS.B , Zero Cpn , 11/18/25 .. 4,074 2,673
7804032.SQ.FTS.B , Zero Cpn , 11/18/25 .. 11,405 4,606
7804160.SQ.FTS.B , Zero Cpn , 11/18/25 .. 11,482 11,235
7804422.SQ.FTS.B , Zero Cpn , 11/18/25 .. 4,029 3,943
7804579.SQ.FTS.B , Zero Cpn , 11/18/25 .. 3,947 3,844
7804668.SQ.FTS.B , Zero Cpn , 11/18/25 .. 4,274 4,179
7804796.SQ.FTS.B , Zero Cpn , 11/18/25 .. 16,606 15,842
7805086.SQ.FTS.B , Zero Cpn , 11/19/25 .. 960 945
7805114.SQ.FTS.B , Zero Cpn , 11/19/25 .. 980 869
7805135.SQ.FTS.B , Zero Cpn , 11/19/25 .. 559 509
7805154.SQ.FTS.B , Zero Cpn , 11/19/25 .. 2,027 1,328
7805185.SQ.FTS.B , Zero Cpn , 11/19/25 .. 1,988 1,888
7805237.SQ.FTS.B , Zero Cpn , 11/19/25 .. 940 920
7805266.SQ.FTS.B , Zero Cpn , 11/19/25 .. 694 667
Description
Principal
Amount Value
Block, Inc. (continued)
7805284.SQ.FTS.B , Zero Cpn , 11/19/25 .. $ 22,579 $ 21,521
7806053.SQ.FTS.B , Zero Cpn , 11/20/25 .. 2,574 2,534
7806369.SQ.FTS.B , Zero Cpn , 11/20/25 .. 1,411 1,373
7806507.SQ.FTS.B , Zero Cpn , 11/20/25 .. 10,039 9,859
7807293.SQ.FTS.B , Zero Cpn , 11/20/25 .. 5,715 5,564
7807508.SQ.FTS.B , Zero Cpn , 11/20/25 .. 7,946 7,782
7807720.SQ.FTS.B , Zero Cpn , 11/20/25 .. 2,062 1,995
7807808.SQ.FTS.B , Zero Cpn , 11/20/25 .. 5,817 5,680
7807986.SQ.FTS.B , Zero Cpn , 11/20/25 .. 318 315
7808006.SQ.FTS.B , Zero Cpn , 11/20/25 .. 8,358 7,929
7808217.SQ.FTS.B , Zero Cpn , 11/20/25 .. 10,271 10,081
7808530.SQ.FTS.B , Zero Cpn , 11/20/25 .. 4,651 4,536
7808607.SQ.FTS.B , Zero Cpn , 11/20/25 .. 3,894 3,792
7808750.SQ.FTS.B , Zero Cpn , 11/20/25 .. 1,630 1,592
7808793.SQ.FTS.B , Zero Cpn , 11/20/25 .. 454 435
7808964.SQ.FTS.B , Zero Cpn , 11/20/25 .. 1,383 1,349
7809047.SQ.FTS.B , Zero Cpn , 11/20/25 .. 1,912 1,628
7809092.SQ.FTS.B , Zero Cpn , 11/20/25 .. 4,986 3,798
7809242.SQ.FTS.B , Zero Cpn , 11/20/25 .. 801 632
7809262.SQ.FTS.B , Zero Cpn , 11/20/25 .. 8,731 8,403
7809534.SQ.FTS.B , Zero Cpn , 11/21/25 .. 13,297 12,937
7810241.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,269 1,194
7810324.SQ.FTS.B , Zero Cpn , 11/21/25 .. 672 658
7810403.SQ.FTS.B , Zero Cpn , 11/21/25 .. 25,968 22,854
7811350.SQ.FTS.B , Zero Cpn , 11/21/25 .. 4,193 3,706
7811469.SQ.FTS.B , Zero Cpn , 11/21/25 .. 4,723 4,164
7811605.SQ.FTS.B , Zero Cpn , 11/21/25 .. 2,748 2,666
7811716.SQ.FTS.B , Zero Cpn , 11/21/25 .. 21,494 20,770
7812510.SQ.FTS.B , Zero Cpn , 11/21/25 .. 3,875 3,763
7812610.SQ.FTS.B , Zero Cpn , 11/21/25 .. 3,388 3,156
7812668.SQ.FTS.B , Zero Cpn , 11/21/25 .. 1,705 1,670
7812686.SQ.FTS.B , Zero Cpn , 11/21/25 .. 6,012 5,886
7812843.SQ.FTS.B , Zero Cpn , 11/21/25 .. 8,890 7,870
7813062.SQ.FTS.B , Zero Cpn , 11/21/25 .. 19,921 18,577
7813281.SQ.FTS.B , Zero Cpn , 11/22/25 .. 1,483 1,429
7813461.SQ.FTS.B , Zero Cpn , 11/22/25 .. 3,232 3,125
7813618.SQ.FTS.B , Zero Cpn , 11/22/25 .. 1,381 1,350
7814318.SQ.FTS.B , Zero Cpn , 11/22/25 .. 2,739 2,678
7814569.SQ.FTS.B , Zero Cpn , 11/22/25 .. 7,700 7,493
7815023.SQ.FTS.B , Zero Cpn , 11/22/25 .. 1,282 1,043
7815059.SQ.FTS.B , Zero Cpn , 11/22/25 .. 19,568 13,500
7815548.SQ.FTS.B , Zero Cpn , 11/22/25 .. 2,309 2,177
7815632.SQ.FTS.B , Zero Cpn , 11/22/25 .. 10,337 9,932
7816187.SQ.FTS.B , Zero Cpn , 11/22/25 .. 11,499 10,533
7816394.SQ.FTS.B , Zero Cpn , 11/22/25 .. 932 875
7816612.SQ.FTS.B , Zero Cpn , 11/22/25 .. 1,768 1,292
7816638.SQ.FTS.B , Zero Cpn , 11/22/25 .. 4,069 4,012
7816988.SQ.FTS.B , Zero Cpn , 11/22/25 .. 1,228 1,107
7817020.SQ.FTS.B , Zero Cpn , 11/22/25 .. 3,599 3,486
7821101.SQ.FTS.B , Zero Cpn , 11/23/25 .. 4,175 27
7821174.SQ.FTS.B , Zero Cpn , 11/23/25 .. 2,956 2,009
7821263.SQ.FTS.B , Zero Cpn , 11/23/25 .. 2,073 1,729
7821306.SQ.FTS.B , Zero Cpn , 11/23/25 .. 3,589 3,449
7821411.SQ.FTS.B , Zero Cpn , 11/23/25 .. 2,560 2,464
7821666.SQ.FTS.B , Zero Cpn , 11/23/25 .. 3,085 3,004
7821833.SQ.FTS.B , Zero Cpn , 11/23/25 .. 12,846 10,286
7822373.SQ.FTS.B , Zero Cpn , 11/23/25 .. 11,136 10,649
7822908.SQ.FTS.B , Zero Cpn , 11/23/25 .. 34,347 33,659

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7824274.SQ.FTS.B , Zero Cpn , 11/23/25 .. $ 8,332 $ 8,078
7824561.SQ.FTS.B , Zero Cpn , 11/23/25 .. 1,099 1,037
7824638.SQ.FTS.B , Zero Cpn , 11/23/25 .. 6,170 5,836
7824819.SQ.FTS.B , Zero Cpn , 11/23/25 .. 4,042 3,949
7824941.SQ.FTS.B , Zero Cpn , 11/23/25 .. 39,862 37,284
7825441.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,494 981
7825494.SQ.FTS.B , Zero Cpn , 11/24/25 .. 3,739 3,640
7825631.SQ.FTS.B , Zero Cpn , 11/24/25 .. 18,600 17,715
7826158.SQ.FTS.B , Zero Cpn , 11/24/25 .. 3,114 2,957
7826241.SQ.FTS.B , Zero Cpn , 11/24/25 .. 851 841
7826292.SQ.FTS.B , Zero Cpn , 11/24/25 .. 867 854
7826343.SQ.FTS.B , Zero Cpn , 11/24/25 .. 11,818 11,310
7826921.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,516 1,456
7827041.SQ.FTS.B , Zero Cpn , 11/24/25 .. 2,121 1,968
7827106.SQ.FTS.B , Zero Cpn , 11/24/25 .. 2,263 2,179
7827235.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,159 1,043
7827306.SQ.FTS.B , Zero Cpn , 11/24/25 .. 5,171 4,998
7827527.SQ.FTS.B , Zero Cpn , 11/24/25 .. 366 360
7827766.SQ.FTS.B , Zero Cpn , 11/24/25 .. 19,216 18,091
7828443.SQ.FTS.B , Zero Cpn , 11/24/25 .. 1,822 1,793
7828520.SQ.FTS.B , Zero Cpn , 11/24/25 .. 2,729 936
7828757.SQ.FTS.B , Zero Cpn , 11/24/25 .. 5,462 5,111
7829327.SQ.FTS.B , Zero Cpn , 11/25/25 .. 2,296 2,034
7829475.SQ.FTS.B , Zero Cpn , 11/25/25 .. 4,612 4,437
7829715.SQ.FTS.B , Zero Cpn , 11/25/25 .. 11,501 11,235
7830121.SQ.FTS.B , Zero Cpn , 11/25/25 .. 2,504 2,429
7830209.SQ.FTS.B , Zero Cpn , 11/25/25 .. 2,224 2,096
7830282.SQ.FTS.B , Zero Cpn , 11/25/25 .. 15,593 2,315
7830840.SQ.FTS.B , Zero Cpn , 11/26/25 .. 796 781
7830931.SQ.FTS.B , Zero Cpn , 11/26/25 .. 3,962 3,826
7831096.SQ.FTS.B , Zero Cpn , 11/26/25 .. 7,331 6,772
7831414.SQ.FTS.B , Zero Cpn , 11/27/25 .. 691 674
7831470.SQ.FTS.B , Zero Cpn , 11/27/25 .. 10,235 9,410
7831870.SQ.FTS.B , Zero Cpn , 11/27/25 .. 2,115 2,063
7831951.SQ.FTS.B , Zero Cpn , 11/27/25 .. 13,615 10,249
7832210.SQ.FTS.B , Zero Cpn , 11/27/25 .. 31,821 30,745
7834305.SQ.FTS.B , Zero Cpn , 11/28/25 .. 1,858 1,795
7834406.SQ.FTS.B , Zero Cpn , 11/28/25 .. 3,543 3,369
7834873.SQ.FTS.B , Zero Cpn , 11/28/25 .. 9,971 9,760
7835352.SQ.FTS.B , Zero Cpn , 11/28/25 .. 6,746 6,563
7835628.SQ.FTS.B , Zero Cpn , 11/28/25 .. 14,830 14,477
7836320.SQ.FTS.B , Zero Cpn , 11/28/25 .. 228 226
7836372.SQ.FTS.B , Zero Cpn , 11/29/25 .. 21,677 20,773
7836965.SQ.FTS.B , Zero Cpn , 11/29/25 .. 38,044 26,551
7838162.SQ.FTS.B , Zero Cpn , 11/29/25 .. 33,001 31,901
7839246.SQ.FTS.B , Zero Cpn , 11/29/25 .. 3,911 3,820
7839337.SQ.FTS.B , Zero Cpn , 11/29/25 .. 4,084 3,912
7839409.SQ.FTS.B , Zero Cpn , 11/29/25 .. 2,268 1,913
7839465.SQ.FTS.B , Zero Cpn , 11/29/25 .. 1,480 804
7839486.SQ.FTS.B , Zero Cpn , 11/29/25 .. 6,145 6,064
7839744.SQ.FTS.B , Zero Cpn , 11/29/25 .. 7,627 7,257
7839910.SQ.FTS.B , Zero Cpn , 11/29/25 .. 8,358 3,689
7840038.SQ.FTS.B , Zero Cpn , 11/29/25 .. 3,609 2,929
7840071.SQ.FTS.B , Zero Cpn , 11/29/25 .. 4,623 4,206
7842368.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,203 2,138
7842516.SQ.FTS.B , Zero Cpn , 11/30/25 .. 4,727 4,514
7842654.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,265 3,102
7842806.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,898 2,561
Description
Principal
Amount Value
Block, Inc. (continued)
7842891.SQ.FTS.B , Zero Cpn , 11/30/25 .. $ 3,211 $ 2,990
7843241.SQ.FTS.B , Zero Cpn , 11/30/25 .. 162 158
7843443.SQ.FTS.B , Zero Cpn , 11/30/25 .. 5,191 1,348
7843684.SQ.FTS.B , Zero Cpn , 11/30/25 .. 330 322
7843703.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,615 2,483
7843761.SQ.FTS.B , Zero Cpn , 11/30/25 .. 11,090 10,731
7844134.SQ.FTS.B , Zero Cpn , 11/30/25 .. 697 506
7844166.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,437 2,238
7844276.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,857 3,659
7844427.SQ.FTS.B , Zero Cpn , 11/30/25 .. 10,430 9,563
7844687.SQ.FTS.B , Zero Cpn , 11/30/25 .. 16,981 15,614
7845157.SQ.FTS.B , Zero Cpn , 11/30/25 .. 4,014 3,885
7845202.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,812 2,614
7845307.SQ.FTS.B , Zero Cpn , 11/30/25 .. 6,395 6,082
7846295.SQ.FTS.B , Zero Cpn , 11/30/25 .. 15,380 15,114
7846694.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,451 2,402
7847048.SQ.FTS.B , Zero Cpn , 11/30/25 .. 593 585
7847107.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,939 2,856
7847297.SQ.FTS.B , Zero Cpn , 11/30/25 .. 480 473
7847389.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,348 3,234
7847613.SQ.FTS.B , Zero Cpn , 11/30/25 .. 717 103
7847652.SQ.FTS.B , Zero Cpn , 11/30/25 .. 3,514 3,405
7847779.SQ.FTS.B , Zero Cpn , 11/30/25 .. 5,308 5,100
7847955.SQ.FTS.B , Zero Cpn , 11/30/25 .. 4,223 4,087
7848174.SQ.FTS.B , Zero Cpn , 11/30/25 .. 1,635 1,495
7848241.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,643 2,111
7848328.SQ.FTS.B , Zero Cpn , 11/30/25 .. 32,702 32,022
7849216.SQ.FTS.B , Zero Cpn , 11/30/25 .. 738 719
7849268.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,061 1,807
7849491.SQ.FTS.B , Zero Cpn , 11/30/25 .. 7,093 6,869
7849589.SQ.FTS.B , Zero Cpn , 11/30/25 .. 12,368 12,037
7849953.SQ.FTS.B , Zero Cpn , 11/30/25 .. 6,345 6,086
7850127.SQ.FTS.B , Zero Cpn , 11/30/25 .. 2,172 2,099
7850231.SQ.FTS.B , Zero Cpn , 11/30/25 .. 5,474 4,674
7850421.SQ.FTS.B , Zero Cpn , 12/01/25 .. 3,717 3,654
7850869.SQ.FTS.B , Zero Cpn , 12/01/25 .. 2,125 2,037
7850921.SQ.FTS.B , Zero Cpn , 12/01/25 .. 10,242 9,078
7851095.SQ.FTS.B , Zero Cpn , 12/01/25 .. 28,717 20,919
7851642.SQ.FTS.B , Zero Cpn , 12/02/25 .. 1,491 1,440
7851692.SQ.FTS.B , Zero Cpn , 12/02/25 .. 891 874
7851717.SQ.FTS.B , Zero Cpn , 12/02/25 .. 499 461
7851752.SQ.FTS.B , Zero Cpn , 12/02/25 .. 553 546
7851781.SQ.FTS.B , Zero Cpn , 12/02/25 .. 1,608 1,560
7851813.SQ.FTS.B , Zero Cpn , 12/02/25 .. 3,660 3,474
7851893.SQ.FTS.B , Zero Cpn , 12/02/25 .. 3,925 3,865
7852033.SQ.FTS.B , Zero Cpn , 12/02/25 .. 1,581 1,549
7852251.SQ.FTS.B , Zero Cpn , 12/02/25 .. 513 472
7852268.SQ.FTS.B , Zero Cpn , 12/02/25 .. 10,056 9,760
7852837.SQ.FTS.B , Zero Cpn , 12/03/25 .. 2,330 2,238
7852948.SQ.FTS.B , Zero Cpn , 12/03/25 .. 3,895 3,731
7853291.SQ.FTS.B , Zero Cpn , 12/03/25 .. 2,011 1,579
7853472.SQ.FTS.B , Zero Cpn , 12/03/25 .. 5,126 3,747
7853660.SQ.FTS.B , Zero Cpn , 12/03/25 .. 7,402 7,237
7854388.SQ.FTS.B , Zero Cpn , 12/03/25 .. 4,245 4,151
7854663.SQ.FTS.B , Zero Cpn , 12/03/25 .. 1,911 1,550
7854732.SQ.FTS.B , Zero Cpn , 12/03/25 .. 4,003 3,927
7854856.SQ.FTS.B , Zero Cpn , 12/03/25 .. 3,533 3,502
7855213.SQ.FTS.B , Zero Cpn , 12/03/25 .. 6,123 4,476

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7855369.SQ.FTS.B , Zero Cpn , 12/03/25 .. $ 3,977 $ 1,655
7855437.SQ.FTS.B , Zero Cpn , 12/03/25 .. 3,136 2,962
7855517.SQ.FTS.B , Zero Cpn , 12/03/25 .. 4,324 4,255
7855675.SQ.FTS.B , Zero Cpn , 12/03/25 .. 5,064 4,910
7855910.SQ.FTS.B , Zero Cpn , 12/03/25 .. 22,070 21,387
7856674.SQ.FTS.B , Zero Cpn , 12/04/25 .. 3,098 1,826
7856806.SQ.FTS.B , Zero Cpn , 12/04/25 .. 15,914 15,383
7857292.SQ.FTS.B , Zero Cpn , 12/04/25 .. 736 681
7857315.SQ.FTS.B , Zero Cpn , 12/04/25 .. 6,372 6,048
7857478.SQ.FTS.B , Zero Cpn , 12/04/25 .. 761 733
7857525.SQ.FTS.B , Zero Cpn , 12/04/25 .. 926 876
7857557.SQ.FTS.B , Zero Cpn , 12/04/25 .. 9,087 8,883
7858172.SQ.FTS.B , Zero Cpn , 12/04/25 .. 2,891 2,829
7858292.SQ.FTS.B , Zero Cpn , 12/04/25 .. 1,522 1,445
7858341.SQ.FTS.B , Zero Cpn , 12/04/25 .. 1,129 1,089
7858378.SQ.FTS.B , Zero Cpn , 12/04/25 .. 5,214 5,075
7858529.SQ.FTS.B , Zero Cpn , 12/04/25 .. 4,287 3,255
7858672.SQ.FTS.B , Zero Cpn , 12/04/25 .. 10,116 10,050
7859564.SQ.FTS.B , Zero Cpn , 12/04/25 .. 3,745 3,410
7859652.SQ.FTS.B , Zero Cpn , 12/04/25 .. 2,830 2,742
7859811.SQ.FTS.B , Zero Cpn , 12/04/25 .. 3,697 3,621
7860115.SQ.FTS.B , Zero Cpn , 12/04/25 .. 13,985 13,664
7860376.SQ.FTS.B , Zero Cpn , 12/04/25 .. 4,251 4,127
7860570.SQ.FTS.B , Zero Cpn , 12/04/25 .. 17,748 17,014
7862374.SQ.FTS.B , Zero Cpn , 12/05/25 .. 1,150 1,124
7862388.SQ.FTS.B , Zero Cpn , 12/05/25 .. 6,128 5,683
7862524.SQ.FTS.B , Zero Cpn , 12/05/25 .. 8,206 8,124
7862883.SQ.FTS.B , Zero Cpn , 12/05/25 .. 41,396 39,640
7864241.SQ.FTS.B , Zero Cpn , 12/05/25 .. 4,768 4,627
7866425.SQ.FTS.B , Zero Cpn , 12/06/25 .. 9,720 9,538
7866932.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,759 1,424
7867161.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,505 1,442
7867233.SQ.FTS.B , Zero Cpn , 12/06/25 .. 3,013 2,925
7867425.SQ.FTS.B , Zero Cpn , 12/06/25 .. 369 350
7867437.SQ.FTS.B , Zero Cpn , 12/06/25 .. 5,833 5,560
7867610.SQ.FTS.B , Zero Cpn , 12/06/25 .. 10,121 9,580
7867946.SQ.FTS.B , Zero Cpn , 12/06/25 .. 3,562 3,341
7868078.SQ.FTS.B , Zero Cpn , 12/06/25 .. 7,560 7,336
7868296.SQ.FTS.B , Zero Cpn , 12/06/25 .. 9,403 9,160
7868906.SQ.FTS.B , Zero Cpn , 12/06/25 .. 1,957 1,867
7868979.SQ.FTS.B , Zero Cpn , 12/06/25 .. 3,801 3,738
7869121.SQ.FTS.B , Zero Cpn , 12/06/25 .. 6,732 6,506
7869348.SQ.FTS.B , Zero Cpn , 12/06/25 .. 2,136 2,073
7869424.SQ.FTS.B , Zero Cpn , 12/06/25 .. 11,411 1,171
7869593.SQ.FTS.B , Zero Cpn , 12/06/25 .. 6,132 5,981
7869803.SQ.FTS.B , Zero Cpn , 12/06/25 .. 9,226 8,912
7870146.SQ.FTS.B , Zero Cpn , 12/06/25 .. 6,989 6,776
7870301.SQ.FTS.B , Zero Cpn , 12/07/25 .. 4,951 4,744
7870438.SQ.FTS.B , Zero Cpn , 12/07/25 .. 18,155 17,549
7871378.SQ.FTS.B , Zero Cpn , 12/07/25 .. 3,855 3,689
7871492.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,757 2,610
7871633.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,515 2,427
7871709.SQ.FTS.B , Zero Cpn , 12/07/25 .. 3,280 3,214
7871861.SQ.FTS.B , Zero Cpn , 12/07/25 .. 1,037 980
7871911.SQ.FTS.B , Zero Cpn , 12/07/25 .. 4,550 4,320
7872078.SQ.FTS.B , Zero Cpn , 12/07/25 .. 3,042 2,944
7872120.SQ.FTS.B , Zero Cpn , 12/07/25 .. 6,994 5,266
7872245.SQ.FTS.B , Zero Cpn , 12/07/25 .. 3,829 3,765
Description
Principal
Amount Value
Block, Inc. (continued)
7872337.SQ.FTS.B , Zero Cpn , 12/07/25 .. $ 563 $ 544
7872468.SQ.FTS.B , Zero Cpn , 12/07/25 .. 8,779 8,484
7872643.SQ.FTS.B , Zero Cpn , 12/07/25 .. 7,383 7,226
7872849.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,303 2,282
7872984.SQ.FTS.B , Zero Cpn , 12/07/25 .. 962 934
7873010.SQ.FTS.B , Zero Cpn , 12/07/25 .. 3,503 3,366
7873099.SQ.FTS.B , Zero Cpn , 12/07/25 .. 5,844 5,716
7873312.SQ.FTS.B , Zero Cpn , 12/07/25 .. 4,093 4,045
7873487.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,009 1,946
7873538.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,976 2,631
7873605.SQ.FTS.B , Zero Cpn , 12/07/25 .. 696 612
7873625.SQ.FTS.B , Zero Cpn , 12/07/25 .. 10,694 9,448
7873809.SQ.FTS.B , Zero Cpn , 12/07/25 .. 1,600 1,555
7873901.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,153 2,008
7873933.SQ.FTS.B , Zero Cpn , 12/07/25 .. 2,022 1,975
7873954.SQ.FTS.B , Zero Cpn , 12/08/25 .. 1,079 1,049
7873996.SQ.FTS.B , Zero Cpn , 12/08/25 .. 12,486 11,887
7874272.SQ.FTS.B , Zero Cpn , 12/08/25 .. 6,959 6,610
7874386.SQ.FTS.B , Zero Cpn , 12/08/25 .. 8,147 7,927
7874558.SQ.FTS.B , Zero Cpn , 12/08/25 .. 2,533 2,475
7874788.SQ.FTS.B , Zero Cpn , 12/08/25 .. 2,163 2,131
7874841.SQ.FTS.B , Zero Cpn , 12/08/25 .. 1,394 1,361
7874878.SQ.FTS.B , Zero Cpn , 12/08/25 .. 13,646 12,889
7875138.SQ.FTS.B , Zero Cpn , 12/09/25 .. 5,705 5,537
7875236.SQ.FTS.B , Zero Cpn , 12/09/25 .. 4,769 2,806
7875394.SQ.FTS.B , Zero Cpn , 12/09/25 .. 14,698 14,394
7875737.SQ.FTS.B , Zero Cpn , 12/09/25 .. 10,359 9,972
7876047.SQ.FTS.B , Zero Cpn , 12/10/25 .. 1,851 1,812
7876085.SQ.FTS.B , Zero Cpn , 12/10/25 .. 1,439 1,390
7876118.SQ.FTS.B , Zero Cpn , 12/10/25 .. 7,711 7,262
7876496.SQ.FTS.B , Zero Cpn , 12/10/25 .. 10,312 9,452
7876960.SQ.FTS.B , Zero Cpn , 12/10/25 .. 6,388 6,251
7877141.SQ.FTS.B , Zero Cpn , 12/10/25 .. 16,083 15,673
7877710.SQ.FTS.B , Zero Cpn , 12/10/25 .. 945 893
7877732.SQ.FTS.B , Zero Cpn , 12/10/25 .. 29,215 23,170
7878258.SQ.FTS.B , Zero Cpn , 12/10/25 .. 2,530 2,479
7878336.SQ.FTS.B , Zero Cpn , 12/10/25 .. 1,357 1,344
7878444.SQ.FTS.B , Zero Cpn , 12/10/25 .. 9,152 8,099
7878612.SQ.FTS.B , Zero Cpn , 12/10/25 .. 3,294 3,153
7878727.SQ.FTS.B , Zero Cpn , 12/10/25 .. 13,315 8,733
7878978.SQ.FTS.B , Zero Cpn , 12/10/25 .. 698 683
7879011.SQ.FTS.B , Zero Cpn , 12/10/25 .. 17,252 16,901
7879590.SQ.FTS.B , Zero Cpn , 12/10/25 .. 7,072 6,805
7879828.SQ.FTS.B , Zero Cpn , 12/11/25 .. 4,399 4,279
7879982.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,625 1,603
7880146.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,295 2,213
7880228.SQ.FTS.B , Zero Cpn , 12/11/25 .. 5,946 5,583
7880747.SQ.FTS.B , Zero Cpn , 12/11/25 .. 437 377
7880769.SQ.FTS.B , Zero Cpn , 12/11/25 .. 1,477 1,414
7880826.SQ.FTS.B , Zero Cpn , 12/11/25 .. 15,605 15,229
7881388.SQ.FTS.B , Zero Cpn , 12/11/25 .. 2,296 2,043
7881465.SQ.FTS.B , Zero Cpn , 12/11/25 .. 3,068 761
7881508.SQ.FTS.B , Zero Cpn , 12/11/25 .. 6,503 6,287
7881730.SQ.FTS.B , Zero Cpn , 12/11/25 .. 33,707 32,883
7882450.SQ.FTS.B , Zero Cpn , 12/11/25 .. 805 738
7882492.SQ.FTS.B , Zero Cpn , 12/11/25 .. 11,557 11,050
7882832.SQ.FTS.B , Zero Cpn , 12/11/25 .. 3,135 3,040
7882919.SQ.FTS.B , Zero Cpn , 12/11/25 .. 31,536 27,743

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7883444.SQ.FTS.B , Zero Cpn , 12/12/25 .. $ 1,909 $ 1,840
7883604.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,478 1,441
7883666.SQ.FTS.B , Zero Cpn , 12/12/25 .. 9,717 9,456
7884480.SQ.FTS.B , Zero Cpn , 12/12/25 .. 14,193 12,333
7884820.SQ.FTS.B , Zero Cpn , 12/12/25 .. 4,821 4,724
7884980.SQ.FTS.B , Zero Cpn , 12/12/25 .. 7,324 7,074
7885234.SQ.FTS.B , Zero Cpn , 12/12/25 .. 2,393 2,266
7885298.SQ.FTS.B , Zero Cpn , 12/12/25 .. 1,780 1,690
7885921.SQ.FTS.B , Zero Cpn , 12/12/25 .. 6,716 6,574
7886066.SQ.FTS.B , Zero Cpn , 12/12/25 .. 46,894 45,443
7889236.SQ.FTS.B , Zero Cpn , 12/13/25 .. 4,989 4,757
7889499.SQ.FTS.B , Zero Cpn , 12/13/25 .. 14,429 13,660
7890412.SQ.FTS.B , Zero Cpn , 12/13/25 .. 745 714
7890458.SQ.FTS.B , Zero Cpn , 12/13/25 .. 6,257 6,089
7890693.SQ.FTS.B , Zero Cpn , 12/13/25 .. 3,826 3,703
7890888.SQ.FTS.B , Zero Cpn , 12/13/25 .. 24,411 23,278
7891476.SQ.FTS.B , Zero Cpn , 12/13/25 .. 3,928 3,755
7891553.SQ.FTS.B , Zero Cpn , 12/13/25 .. 7,060 6,785
7891807.SQ.FTS.B , Zero Cpn , 12/13/25 .. 3,297 2,779
7891866.SQ.FTS.B , Zero Cpn , 12/13/25 .. 6,175 6,006
7892009.SQ.FTS.B , Zero Cpn , 12/13/25 .. 4,132 4,069
7892126.SQ.FTS.B , Zero Cpn , 12/13/25 .. 7,005 6,889
7892454.SQ.FTS.B , Zero Cpn , 12/13/25 .. 1,910 1,862
7892534.SQ.FTS.B , Zero Cpn , 12/13/25 .. 4,344 4,196
7892618.SQ.FTS.B , Zero Cpn , 12/13/25 .. 10,682 10,355
7892982.SQ.FTS.B , Zero Cpn , 12/13/25 .. 7,727 7,535
7893085.SQ.FTS.B , Zero Cpn , 12/14/25 .. 2,318 2,272
7893310.SQ.FTS.B , Zero Cpn , 12/14/25 .. 15,524 15,018
7894101.SQ.FTS.B , Zero Cpn , 12/14/25 .. 454 430
7894130.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,520 1,337
7894154.SQ.FTS.B , Zero Cpn , 12/14/25 .. 3,774 3,670
7894628.SQ.FTS.B , Zero Cpn , 12/14/25 .. 3,137 3,051
7894774.SQ.FTS.B , Zero Cpn , 12/14/25 .. 5,655 5,470
7894898.SQ.FTS.B , Zero Cpn , 12/14/25 .. 2,335 1,568
7894940.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,992 1,896
7895018.SQ.FTS.B , Zero Cpn , 12/14/25 .. 4,895 4,738
7895108.SQ.FTS.B , Zero Cpn , 12/14/25 .. 9,215 9,071
7895338.SQ.FTS.B , Zero Cpn , 12/14/25 .. 269 259
7895350.SQ.FTS.B , Zero Cpn , 12/14/25 .. 2,809 2,680
7895436.SQ.FTS.B , Zero Cpn , 12/14/25 .. 5,863 5,712
7895575.SQ.FTS.B , Zero Cpn , 12/14/25 .. 5,317 5,048
7895685.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,637 1,452
7895708.SQ.FTS.B , Zero Cpn , 12/14/25 .. 2,919 2,773
7895745.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,789 158
7895787.SQ.FTS.B , Zero Cpn , 12/14/25 .. 2,478 2,211
7895824.SQ.FTS.B , Zero Cpn , 12/14/25 .. 1,597 1,560
7895875.SQ.FTS.B , Zero Cpn , 12/14/25 .. 6,747 6,453
7896053.SQ.FTS.B , Zero Cpn , 12/14/25 .. 6,461 6,256
7896301.SQ.FTS.B , Zero Cpn , 12/14/25 .. 4,248 4,094
7896419.SQ.FTS.B , Zero Cpn , 12/14/25 .. 46,996 45,611
7898690.SQ.FTS.B , Zero Cpn , 12/15/25 .. 5,318 5,149
7898783.SQ.FTS.B , Zero Cpn , 12/15/25 .. 4,010 3,837
7898846.SQ.FTS.B , Zero Cpn , 12/15/25 .. 988 958
7899025.SQ.FTS.B , Zero Cpn , 12/15/25 .. 2,571 2,435
7899072.SQ.FTS.B , Zero Cpn , 12/15/25 .. 25,990 20,642
7899491.SQ.FTS.B , Zero Cpn , 12/15/25 .. 20,847 19,950
7899830.SQ.FTS.B , Zero Cpn , 12/16/25 .. 1,804 1,743
7899927.SQ.FTS.B , Zero Cpn , 12/16/25 .. 1,374 1,348
Description
Principal
Amount Value
Block, Inc. (continued)
7899969.SQ.FTS.B , Zero Cpn , 12/16/25 .. $ 8,562 $ 8,187
7900125.SQ.FTS.B , Zero Cpn , 12/16/25 .. 6,280 6,175
7900460.SQ.FTS.B , Zero Cpn , 12/16/25 .. 3,282 3,178
7900540.SQ.FTS.B , Zero Cpn , 12/16/25 .. 3,799 3,688
7900675.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,006 878
7900697.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,241 1,167
7900720.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,770 4,633
7900815.SQ.FTS.B , Zero Cpn , 12/17/25 .. 2,144 2,117
7901053.SQ.FTS.B , Zero Cpn , 12/17/25 .. 7,648 7,346
7901445.SQ.FTS.B , Zero Cpn , 12/17/25 .. 25,309 23,302
7902046.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,993 4,862
7902221.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,093 955
7902261.SQ.FTS.B , Zero Cpn , 12/17/25 .. 528 514
7902276.SQ.FTS.B , Zero Cpn , 12/17/25 .. 9,480 9,207
7902473.SQ.FTS.B , Zero Cpn , 12/17/25 .. 6,384 6,164
7902529.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,611 4,376
7902665.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,172 4,026
7902827.SQ.FTS.B , Zero Cpn , 12/17/25 .. 1,810 1,493
7902908.SQ.FTS.B , Zero Cpn , 12/17/25 .. 22,806 22,243
7903421.SQ.FTS.B , Zero Cpn , 12/17/25 .. 8,963 8,555
7903590.SQ.FTS.B , Zero Cpn , 12/17/25 .. 767 750
7903662.SQ.FTS.B , Zero Cpn , 12/17/25 .. 5,592 5,291
7903924.SQ.FTS.B , Zero Cpn , 12/17/25 .. 5,729 5,597
7904092.SQ.FTS.B , Zero Cpn , 12/17/25 .. 4,390 4,291
7904291.SQ.FTS.B , Zero Cpn , 12/18/25 .. 123 121
7904386.SQ.FTS.B , Zero Cpn , 12/18/25 .. 3,291 3,191
7904484.SQ.FTS.B , Zero Cpn , 12/18/25 .. 4,508 4,260
7904592.SQ.FTS.B , Zero Cpn , 12/18/25 .. 10,853 10,594
7905292.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,920 1,588
7905346.SQ.FTS.B , Zero Cpn , 12/18/25 .. 4,958 4,601
7905583.SQ.FTS.B , Zero Cpn , 12/18/25 .. 5,553 5,420
7905769.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,728 1,645
7905785.SQ.FTS.B , Zero Cpn , 12/18/25 .. 2,647 2,592
7905884.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,118 1,003
7905910.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,357 1,315
7905996.SQ.FTS.B , Zero Cpn , 12/18/25 .. 18,404 17,832
7906367.SQ.FTS.B , Zero Cpn , 12/18/25 .. 4,066 3,857
7906432.SQ.FTS.B , Zero Cpn , 12/18/25 .. 17 17
7906456.SQ.FTS.B , Zero Cpn , 12/18/25 .. 9,770 9,630
7906771.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,032 1,012
7906829.SQ.FTS.B , Zero Cpn , 12/18/25 .. 1,415 1,392
7906879.SQ.FTS.B , Zero Cpn , 12/18/25 .. 4,793 4,653
7907007.SQ.FTS.B , Zero Cpn , 12/18/25 .. 14,122 13,757
7907520.SQ.FTS.B , Zero Cpn , 12/18/25 .. 52,684 48,280
7910016.SQ.FTS.B , Zero Cpn , 12/19/25 .. 9,281 8,871
7910151.SQ.FTS.B , Zero Cpn , 12/19/25 .. 8,626 7,911
7910312.SQ.FTS.B , Zero Cpn , 12/19/25 .. 13,976 12,745
7910522.SQ.FTS.B , Zero Cpn , 12/19/25 .. 5,115 4,847
7910588.SQ.FTS.B , Zero Cpn , 12/19/25 .. 4,844 4,735
7910975.SQ.FTS.B , Zero Cpn , 12/19/25 .. 16,680 16,254
7912501.SQ.FTS.B , Zero Cpn , 12/20/25 .. 6,451 5,957
7912783.SQ.FTS.B , Zero Cpn , 12/20/25 .. 28,157 26,779
7913516.SQ.FTS.B , Zero Cpn , 12/20/25 .. 30,247 29,393
7914174.SQ.FTS.B , Zero Cpn , 12/20/25 .. 4,877 4,720
7914311.SQ.FTS.B , Zero Cpn , 12/20/25 .. 3,271 3,183
7914481.SQ.FTS.B , Zero Cpn , 12/20/25 .. 3,195 3,103
7914527.SQ.FTS.B , Zero Cpn , 12/20/25 .. 8,959 8,695
7914856.SQ.FTS.B , Zero Cpn , 12/20/25 .. 3,129 3,036

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7914899.SQ.FTS.B , Zero Cpn , 12/21/25 .. $ 28,794 $ 27,315
7916000.SQ.FTS.B , Zero Cpn , 12/21/25 .. 26,462 25,053
7916527.SQ.FTS.B , Zero Cpn , 12/21/25 .. 3,282 3,150
7916578.SQ.FTS.B , Zero Cpn , 12/21/25 .. 5,243 5,106
7916679.SQ.FTS.B , Zero Cpn , 12/21/25 .. 57,996 56,177
7918267.SQ.FTS.B , Zero Cpn , 12/21/25 .. 2,531 2,381
7918327.SQ.FTS.B , Zero Cpn , 12/21/25 .. 8,956 6,649
7918485.SQ.FTS.B , Zero Cpn , 12/21/25 .. 3,328 3,152
7918569.SQ.FTS.B , Zero Cpn , 12/21/25 .. 1,062 995
7918595.SQ.FTS.B , Zero Cpn , 12/21/25 .. 6,865 6,457
7918832.SQ.FTS.B , Zero Cpn , 12/21/25 .. 2,344 2,217
7918920.SQ.FTS.B , Zero Cpn , 12/22/25 .. 2,503 2,471
7918992.SQ.FTS.B , Zero Cpn , 12/22/25 .. 2,085 1,989
7919022.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,566 1,519
7919109.SQ.FTS.B , Zero Cpn , 12/22/25 .. 5,735 5,265
7919187.SQ.FTS.B , Zero Cpn , 12/22/25 .. 7,176 6,964
7919317.SQ.FTS.B , Zero Cpn , 12/22/25 .. 4,626 4,503
7919410.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,518 1,430
7919448.SQ.FTS.B , Zero Cpn , 12/22/25 .. 2,043 1,992
7919647.SQ.FTS.B , Zero Cpn , 12/22/25 .. 435 408
7919706.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,358 1,257
7919737.SQ.FTS.B , Zero Cpn , 12/22/25 .. 1,853 1,788
7919766.SQ.FTS.B , Zero Cpn , 12/22/25 .. 5,393 5,211
7919901.SQ.FTS.B , Zero Cpn , 12/23/25 .. 3,390 3,242
7919978.SQ.FTS.B , Zero Cpn , 12/23/25 .. 13,540 12,899
7920288.SQ.FTS.B , Zero Cpn , 12/23/25 .. 3,503 3,398
7920580.SQ.FTS.B , Zero Cpn , 12/23/25 .. 11,958 10,918
7921059.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,015 1,948
7921110.SQ.FTS.B , Zero Cpn , 12/24/25 .. 11,480 10,849
7921655.SQ.FTS.B , Zero Cpn , 12/24/25 .. 8,284 7,667
7922043.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,498 2,354
7922155.SQ.FTS.B , Zero Cpn , 12/24/25 .. 4,657 4,491
7922259.SQ.FTS.B , Zero Cpn , 12/24/25 .. 70,066 65,724
7924036.SQ.FTS.B , Zero Cpn , 12/24/25 .. 221 218
7924133.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,830 3,416
7924188.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,868 2,795
7924288.SQ.FTS.B , Zero Cpn , 12/24/25 .. 6,150 4,940
7924398.SQ.FTS.B , Zero Cpn , 12/24/25 .. 2,711 2,570
7924460.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,342 1,318
7924505.SQ.FTS.B , Zero Cpn , 12/24/25 .. 3,270 1,785
7924567.SQ.FTS.B , Zero Cpn , 12/24/25 .. 1,020 756
7924603.SQ.FTS.B , Zero Cpn , 12/25/25 .. 2,495 1,936
7924667.SQ.FTS.B , Zero Cpn , 12/25/25 .. 3,112 2,505
7924762.SQ.FTS.B , Zero Cpn , 12/25/25 .. 24,106 5,050
7925178.SQ.FTS.B , Zero Cpn , 12/25/25 .. 3,850 3,608
7925421.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,441 1,391
7925728.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,601 1,574
7925830.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,307 1,242
7925865.SQ.FTS.B , Zero Cpn , 12/25/25 .. 4,764 4,541
7925990.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,345 1,301
7926019.SQ.FTS.B , Zero Cpn , 12/25/25 .. 5,648 5,476
7926217.SQ.FTS.B , Zero Cpn , 12/25/25 .. 8,448 8,300
7926516.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,590 1,569
7926543.SQ.FTS.B , Zero Cpn , 12/25/25 .. 8,553 7,079
7926693.SQ.FTS.B , Zero Cpn , 12/25/25 .. 833 799
7926697.SQ.FTS.B , Zero Cpn , 12/25/25 .. 7,474 7,244
7926837.SQ.FTS.B , Zero Cpn , 12/25/25 .. 990 971
7926885.SQ.FTS.B , Zero Cpn , 12/25/25 .. 280 278
Description
Principal
Amount Value
Block, Inc. (continued)
7926943.SQ.FTS.B , Zero Cpn , 12/25/25 .. $ 4,450 $ 4,214
7927023.SQ.FTS.B , Zero Cpn , 12/25/25 .. 4,420 4,400
7927754.SQ.FTS.B , Zero Cpn , 12/25/25 .. 2,381 2,289
7927836.SQ.FTS.B , Zero Cpn , 12/25/25 .. 6,866 6,503
7927938.SQ.FTS.B , Zero Cpn , 12/25/25 .. 1,384 1,356
7927995.SQ.FTS.B , Zero Cpn , 12/25/25 .. 21,234 20,693
7928435.SQ.FTS.B , Zero Cpn , 12/26/25 .. 171 165
7928455.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,731 1,678
7928480.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,705 1,561
7928507.SQ.FTS.B , Zero Cpn , 12/26/25 .. 5,464 3,666
7928601.SQ.FTS.B , Zero Cpn , 12/26/25 .. 4,558 4,436
7928778.SQ.FTS.B , Zero Cpn , 12/26/25 .. 8,597 8,220
7929068.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,384 1,351
7929161.SQ.FTS.B , Zero Cpn , 12/26/25 .. 815 787
7929268.SQ.FTS.B , Zero Cpn , 12/26/25 .. 9,479 9,152
7929545.SQ.FTS.B , Zero Cpn , 12/26/25 .. 7,147 6,932
7929769.SQ.FTS.B , Zero Cpn , 12/26/25 .. 12,611 11,131
7930283.SQ.FTS.B , Zero Cpn , 12/26/25 .. 499 486
7930296.SQ.FTS.B , Zero Cpn , 12/26/25 .. 1,083 1,064
7930318.SQ.FTS.B , Zero Cpn , 12/26/25 .. 414 400
7930329.SQ.FTS.B , Zero Cpn , 12/26/25 .. 31,045 30,170
7930786.SQ.FTS.B , Zero Cpn , 12/26/25 .. 12,174 11,751
7931034.SQ.FTS.B , Zero Cpn , 12/26/25 .. 7,308 6,923
7931208.SQ.FTS.B , Zero Cpn , 12/26/25 .. 4,403 4,275
7931356.SQ.FTS.B , Zero Cpn , 12/26/25 .. 14,588 14,268
7931771.SQ.FTS.B , Zero Cpn , 12/26/25 .. 2,790 2,717
7931828.SQ.FTS.B , Zero Cpn , 12/26/25 .. 19,640 18,843
7934196.SQ.FTS.B , Zero Cpn , 12/27/25 .. 1,148 1,096
7934256.SQ.FTS.B , Zero Cpn , 12/27/25 .. 2,617 2,587
7934402.SQ.FTS.B , Zero Cpn , 12/27/25 .. 2,701 2,641
7934492.SQ.FTS.B , Zero Cpn , 12/27/25 .. 1,109 1,099
7934910.SQ.FTS.B , Zero Cpn , 12/27/25 .. 3,279 3,000
7935291.SQ.FTS.B , Zero Cpn , 12/27/25 .. 3,024 2,916
7935470.SQ.FTS.B , Zero Cpn , 12/27/25 .. 5,694 5,466
7935657.SQ.FTS.B , Zero Cpn , 12/27/25 .. 4,125 4,036
7935814.SQ.FTS.B , Zero Cpn , 12/27/25 .. 5,236 5,111
7936047.SQ.FTS.B , Zero Cpn , 12/27/25 .. 2,479 2,402
7936272.SQ.FTS.B , Zero Cpn , 12/27/25 .. 845 817
7936328.SQ.FTS.B , Zero Cpn , 12/27/25 .. 7,541 7,193
7936470.SQ.FTS.B , Zero Cpn , 12/27/25 .. 8,769 7,364
7936650.SQ.FTS.B , Zero Cpn , 12/27/25 .. 11,270 11,137
7937022.SQ.FTS.B , Zero Cpn , 12/27/25 .. 36,212 34,979
7938158.SQ.FTS.B , Zero Cpn , 12/28/25 .. 1,173 925
7938235.SQ.FTS.B , Zero Cpn , 12/28/25 .. 6,957 6,779
7938694.SQ.FTS.B , Zero Cpn , 12/28/25 .. 1,576 1,540
7938776.SQ.FTS.B , Zero Cpn , 12/28/25 .. 9,177 8,451
7939493.SQ.FTS.B , Zero Cpn , 12/28/25 .. 3,604 3,524
7939643.SQ.FTS.B , Zero Cpn , 12/28/25 .. 4,229 4,106
7939746.SQ.FTS.B , Zero Cpn , 12/28/25 .. 449 445
7939958.SQ.FTS.B , Zero Cpn , 12/28/25 .. 1,287 1,266
7940106.SQ.FTS.B , Zero Cpn , 12/28/25 .. 5,043 4,895
7940351.SQ.FTS.B , Zero Cpn , 12/28/25 .. 9,769 9,250
7940662.SQ.FTS.B , Zero Cpn , 12/28/25 .. 4,391 4,189
7940796.SQ.FTS.B , Zero Cpn , 12/28/25 .. 4,967 4,598
7940904.SQ.FTS.B , Zero Cpn , 12/28/25 .. 5,697 5,501
7941098.SQ.FTS.B , Zero Cpn , 12/28/25 .. 12,333 11,804
7941331.SQ.FTS.B , Zero Cpn , 12/28/25 .. 27,043 25,640
7941865.SQ.FTS.B , Zero Cpn , 12/29/25 .. 4,239 4,073

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7941978.SQ.FTS.B , Zero Cpn , 12/29/25 .. $ 1,569 $ 1,548
7942041.SQ.FTS.B , Zero Cpn , 12/29/25 .. 23,204 20,659
7942501.SQ.FTS.B , Zero Cpn , 12/29/25 .. 4,646 4,081
7942605.SQ.FTS.B , Zero Cpn , 12/29/25 .. 1,693 1,667
7942685.SQ.FTS.B , Zero Cpn , 12/29/25 .. 1,257 1,212
7942725.SQ.FTS.B , Zero Cpn , 12/29/25 .. 8,081 7,748
7942884.SQ.FTS.B , Zero Cpn , 12/30/25 .. 14,436 13,923
7943309.SQ.FTS.B , Zero Cpn , 12/30/25 .. 319 312
7943315.SQ.FTS.B , Zero Cpn , 12/30/25 .. 6,195 5,985
7943454.SQ.FTS.B , Zero Cpn , 12/30/25 .. 7,225 7,041
7943624.SQ.FTS.B , Zero Cpn , 12/30/25 .. 1,127 1,110
7943665.SQ.FTS.B , Zero Cpn , 12/30/25 .. 6,423 6,297
7944041.SQ.FTS.B , Zero Cpn , 1/01/26 ... 6,999 6,698
7944381.SQ.FTS.B , Zero Cpn , 1/01/26 ... 3,779 3,608
7944574.SQ.FTS.B , Zero Cpn , 1/01/26 ... 2,197 2,149
7944879.SQ.FTS.B , Zero Cpn , 1/01/26 ... 3,774 3,642
7945023.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,588 1,531
7945084.SQ.FTS.B , Zero Cpn , 1/01/26 ... 8,260 7,802
7945398.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,277 1,184
7945441.SQ.FTS.B , Zero Cpn , 1/01/26 ... 2,256 2,212
7945540.SQ.FTS.B , Zero Cpn , 1/01/26 ... 4,946 4,770
7945635.SQ.FTS.B , Zero Cpn , 1/01/26 ... 3,211 3,061
7945714.SQ.FTS.B , Zero Cpn , 1/01/26 ... 42,627 40,952
7946953.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,481 1,440
7947037.SQ.FTS.B , Zero Cpn , 1/01/26 ... 4,450 4,334
7947201.SQ.FTS.B , Zero Cpn , 1/01/26 ... 1,104 673
7947220.SQ.FTS.B , Zero Cpn , 1/01/26 ... 7,164 6,836
7947433.SQ.FTS.B , Zero Cpn , 1/01/26 ... 15,903 15,342
7949409.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,304 995
7949453.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,568 2,512
7949573.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,031 950
7949613.SQ.FTS.B , Zero Cpn , 1/02/26 ... 8,046 7,678
7949822.SQ.FTS.B , Zero Cpn , 1/02/26 ... 23,825 22,950
7950706.SQ.FTS.B , Zero Cpn , 1/02/26 ... 3,936 3,773
7950885.SQ.FTS.B , Zero Cpn , 1/02/26 ... 8,238 7,839
7951228.SQ.FTS.B , Zero Cpn , 1/02/26 ... 2,883 2,705
7951302.SQ.FTS.B , Zero Cpn , 1/02/26 ... 1,672 1,509
7951375.SQ.FTS.B , Zero Cpn , 1/02/26 ... 4,855 2,826
7951460.SQ.FTS.B , Zero Cpn , 1/02/26 ... 6,620 6,403
7951658.SQ.FTS.B , Zero Cpn , 1/02/26 ... 17,956 17,361
7951932.SQ.FTS.B , Zero Cpn , 1/02/26 ... 3,906 3,724
7952014.SQ.FTS.B , Zero Cpn , 1/02/26 ... 14,832 14,315
7952892.SQ.FTS.B , Zero Cpn , 1/02/26 ... 4,233 4,147
7955055.SQ.FTS.B , Zero Cpn , 1/03/26 ... 2,384 2,266
7955201.SQ.FTS.B , Zero Cpn , 1/03/26 ... 2,862 2,826
7955356.SQ.FTS.B , Zero Cpn , 1/03/26 ... 7,327 7,100
7955677.SQ.FTS.B , Zero Cpn , 1/03/26 ... 4,471 4,377
7956136.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,615 1,557
7956327.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,341 3,254
7956457.SQ.FTS.B , Zero Cpn , 1/03/26 ... 10,171 9,572
7956696.SQ.FTS.B , Zero Cpn , 1/03/26 ... 8,123 6,104
7956840.SQ.FTS.B , Zero Cpn , 1/03/26 ... 10,598 6,156
7956978.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,371 2,972
7957036.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,954 1,901
7957091.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,350 1,305
7957120.SQ.FTS.B , Zero Cpn , 1/03/26 ... 14,894 14,196
7957501.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,735 1,550
7957554.SQ.FTS.B , Zero Cpn , 1/03/26 ... 1,609 842
Description
Principal
Amount Value
Block, Inc. (continued)
7957594.SQ.FTS.B , Zero Cpn , 1/03/26 ... $ 467 $ 446
7957618.SQ.FTS.B , Zero Cpn , 1/03/26 ... 7,333 6,988
7957811.SQ.FTS.B , Zero Cpn , 1/03/26 ... 337 327
7957892.SQ.FTS.B , Zero Cpn , 1/03/26 ... 3,863 3,607
7957964.SQ.FTS.B , Zero Cpn , 1/03/26 ... 4,649 4,426
7958027.SQ.FTS.B , Zero Cpn , 1/03/26 ... 2,929 2,839
7958091.SQ.FTS.B , Zero Cpn , 1/03/26 ... 33,609 32,782
7958847.SQ.FTS.B , Zero Cpn , 1/04/26 ... 5,081 4,886
7958943.SQ.FTS.B , Zero Cpn , 1/04/26 ... 2,243 2,168
7958987.SQ.FTS.B , Zero Cpn , 1/04/26 ... 1,359 1,315
7959166.SQ.FTS.B , Zero Cpn , 1/04/26 ... 5,848 5,563
7959248.SQ.FTS.B , Zero Cpn , 1/04/26 ... 1,384 1,297
7959275.SQ.FTS.B , Zero Cpn , 1/04/26 ... 3,181 3,134
7959379.SQ.FTS.B , Zero Cpn , 1/04/26 ... 2,637 1,906
7959422.SQ.FTS.B , Zero Cpn , 1/04/26 ... 2,221 2,148
7959443.SQ.FTS.B , Zero Cpn , 1/04/26 ... 2,166 2,111
7959479.SQ.FTS.B , Zero Cpn , 1/04/26 ... 4,947 4,816
7959560.SQ.FTS.B , Zero Cpn , 1/04/26 ... 2,852 2,697
7959594.SQ.FTS.B , Zero Cpn , 1/04/26 ... 2,267 2,184
7959621.SQ.FTS.B , Zero Cpn , 1/04/26 ... 755 734
7959630.SQ.FTS.B , Zero Cpn , 1/04/26 ... 1,897 1,776
7959653.SQ.FTS.B , Zero Cpn , 1/04/26 ... 36,844 35,519
7960802.SQ.FTS.B , Zero Cpn , 1/05/26 ... 977 941
7960840.SQ.FTS.B , Zero Cpn , 1/05/26 ... 2,445 2,380
7960885.SQ.FTS.B , Zero Cpn , 1/05/26 ... 1,428 1,354
7960911.SQ.FTS.B , Zero Cpn , 1/05/26 ... 2,705 2,168
7960956.SQ.FTS.B , Zero Cpn , 1/05/26 ... 6,814 3,415
7961058.SQ.FTS.B , Zero Cpn , 1/05/26 ... 16,051 15,621
7961501.SQ.FTS.B , Zero Cpn , 1/05/26 ... 27,466 23,481
7962096.SQ.FTS.B , Zero Cpn , 1/05/26 ... 7,242 6,948
7962261.SQ.FTS.B , Zero Cpn , 1/05/26 ... 21,488 20,928
7963001.SQ.FTS.B , Zero Cpn , 1/05/26 ... 1,248 1,226
7963066.SQ.FTS.B , Zero Cpn , 1/05/26 ... 199 198
7963091.SQ.FTS.B , Zero Cpn , 1/05/26 ... 1,142 1,048
7963142.SQ.FTS.B , Zero Cpn , 1/05/26 ... 7,237 6,812
7963182.SQ.FTS.B , Zero Cpn , 1/06/26 ... 3,080 3,004
7963288.SQ.FTS.B , Zero Cpn , 1/06/26 ... 1,727 1,395
7963319.SQ.FTS.B , Zero Cpn , 1/06/26 ... 1,880 1,732
7963337.SQ.FTS.B , Zero Cpn , 1/06/26 ... 2,622 2,526
7963387.SQ.FTS.B , Zero Cpn , 1/06/26 ... 6,180 5,956
7963552.SQ.FTS.B , Zero Cpn , 1/06/26 ... 6,359 6,100
7963717.SQ.FTS.B , Zero Cpn , 1/06/26 ... 934 889
7963817.SQ.FTS.B , Zero Cpn , 1/06/26 ... 1,197 1,112
7963850.SQ.FTS.B , Zero Cpn , 1/06/26 ... 610 599
7963889.SQ.FTS.B , Zero Cpn , 1/06/26 ... 1,741 1,330
7963936.SQ.FTS.B , Zero Cpn , 1/06/26 ... 3,822 3,685
7964037.SQ.FTS.B , Zero Cpn , 1/06/26 ... 1,505 1,488
7964119.SQ.FTS.B , Zero Cpn , 1/06/26 ... 6,120 5,758
7964254.SQ.FTS.B , Zero Cpn , 1/07/26 ... 921 882
7964280.SQ.FTS.B , Zero Cpn , 1/07/26 ... 220 213
7964293.SQ.FTS.B , Zero Cpn , 1/07/26 ... 1,969 1,752
7964369.SQ.FTS.B , Zero Cpn , 1/07/26 ... 823 524
7964388.SQ.FTS.B , Zero Cpn , 1/07/26 ... 5,246 5,024
7964526.SQ.FTS.B , Zero Cpn , 1/07/26 ... 4,347 4,205
7964674.SQ.FTS.B , Zero Cpn , 1/07/26 ... 11,888 11,083
7964930.SQ.FTS.B , Zero Cpn , 1/07/26 ... 1,343 1,300
7965223.SQ.FTS.B , Zero Cpn , 1/08/26 ... 7,464 7,205
7965663.SQ.FTS.B , Zero Cpn , 1/08/26 ... 252 244

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7965690.SQ.FTS.B , Zero Cpn , 1/08/26 ... $ 6,408 $ 6,273
7966164.SQ.FTS.B , Zero Cpn , 1/08/26 ... 13,830 12,270
7966595.SQ.FTS.B , Zero Cpn , 1/08/26 ... 3,016 1,267
7966814.SQ.FTS.B , Zero Cpn , 1/08/26 ... 5,768 5,500
7967036.SQ.FTS.B , Zero Cpn , 1/08/26 ... 9,454 9,068
7967418.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,807 1,762
7967511.SQ.FTS.B , Zero Cpn , 1/08/26 ... 1,794 1,780
7967953.SQ.FTS.B , Zero Cpn , 1/08/26 ... 15,279 7,830
7968380.SQ.FTS.B , Zero Cpn , 1/08/26 ... 638 567
7968401.SQ.FTS.B , Zero Cpn , 1/08/26 ... 7,481 7,198
7968649.SQ.FTS.B , Zero Cpn , 1/09/26 ... 6,414 6,185
7968961.SQ.FTS.B , Zero Cpn , 1/09/26 ... 17,444 16,708
7969740.SQ.FTS.B , Zero Cpn , 1/09/26 ... 4,254 4,144
7969823.SQ.FTS.B , Zero Cpn , 1/09/26 ... 6,382 6,199
7969990.SQ.FTS.B , Zero Cpn , 1/09/26 ... 2,681 1,979
7970057.SQ.FTS.B , Zero Cpn , 1/09/26 ... 3,654 3,404
7970133.SQ.FTS.B , Zero Cpn , 1/09/26 ... 3,291 3,193
7970205.SQ.FTS.B , Zero Cpn , 1/09/26 ... 66,242 49,538
7971101.SQ.FTS.B , Zero Cpn , 1/09/26 ... 1,819 1,612
7971149.SQ.FTS.B , Zero Cpn , 1/09/26 ... 9,610 9,222
7971401.SQ.FTS.B , Zero Cpn , 1/09/26 ... 29,985 29,059
7972003.SQ.FTS.B , Zero Cpn , 1/10/26 ... 4,973 4,877
7972343.SQ.FTS.B , Zero Cpn , 1/10/26 ... 3,255 2,398
7972442.SQ.FTS.B , Zero Cpn , 1/10/26 ... 6,911 6,619
7972693.SQ.FTS.B , Zero Cpn , 1/10/26 ... 4,070 3,982
7973082.SQ.FTS.B , Zero Cpn , 1/10/26 ... 4,314 4,137
7973160.SQ.FTS.B , Zero Cpn , 1/10/26 ... 2,325 2,272
7973219.SQ.FTS.B , Zero Cpn , 1/10/26 ... 6,317 6,102
7973323.SQ.FTS.B , Zero Cpn , 1/10/26 ... 2,569 2,535
7973399.SQ.FTS.B , Zero Cpn , 1/10/26 ... 1,519 1,452
7973424.SQ.FTS.B , Zero Cpn , 1/10/26 ... 29,728 29,065
7974096.SQ.FTS.B , Zero Cpn , 1/10/26 ... 7,614 1,478
7974193.SQ.FTS.B , Zero Cpn , 1/10/26 ... 10,674 10,207
7974312.SQ.FTS.B , Zero Cpn , 1/10/26 ... 3,604 3,490
7974371.SQ.FTS.B , Zero Cpn , 1/10/26 ... 10,107 9,656
7974522.SQ.FTS.B , Zero Cpn , 1/10/26 ... 1,293 1,234
7974544.SQ.FTS.B , Zero Cpn , 1/10/26 ... 3,536 3,333
7974608.SQ.FTS.B , Zero Cpn , 1/10/26 ... 9,292 9,048
7974778.SQ.FTS.B , Zero Cpn , 1/10/26 ... 9,573 9,206
7974938.SQ.FTS.B , Zero Cpn , 1/10/26 ... 964 944
7974968.SQ.FTS.B , Zero Cpn , 1/10/26 ... 2,731 2,646
7975012.SQ.FTS.B , Zero Cpn , 1/10/26 ... 3,021 2,866
7975069.SQ.FTS.B , Zero Cpn , 1/10/26 ... 5,114 5,036
7977117.SQ.FTS.B , Zero Cpn , 1/11/26 ... 2,308 2,164
7977212.SQ.FTS.B , Zero Cpn , 1/11/26 ... 6,569 6,187
7977442.SQ.FTS.B , Zero Cpn , 1/11/26 ... 4,825 3,847
7977590.SQ.FTS.B , Zero Cpn , 1/11/26 ... 14,903 13,738
7978328.SQ.FTS.B , Zero Cpn , 1/11/26 ... 2,392 2,319
7978446.SQ.FTS.B , Zero Cpn , 1/11/26 ... 14,853 14,729
7979498.SQ.FTS.B , Zero Cpn , 1/11/26 ... 2,047 1,906
7979559.SQ.FTS.B , Zero Cpn , 1/11/26 ... 7,690 7,396
7979718.SQ.FTS.B , Zero Cpn , 1/11/26 ... 1,186 1,151
7979791.SQ.FTS.B , Zero Cpn , 1/11/26 ... 35,103 33,259
7980569.SQ.FTS.B , Zero Cpn , 1/11/26 ... 54,265 52,256
7980829.SQ.FTS.B , Zero Cpn , 1/12/26 ... 8,393 7,992
7981227.SQ.FTS.B , Zero Cpn , 1/12/26 ... 1,297 1,104
7981269.SQ.FTS.B , Zero Cpn , 1/12/26 ... 4,000 3,836
7981537.SQ.FTS.B , Zero Cpn , 1/12/26 ... 9,285 8,998
Description
Principal
Amount Value
Block, Inc. (continued)
7982049.SQ.FTS.B , Zero Cpn , 1/12/26 ... $ 295 $ 285
7982082.SQ.FTS.B , Zero Cpn , 1/12/26 ... 58,320 56,183
7983971.SQ.FTS.B , Zero Cpn , 1/12/26 ... 4,939 4,764
7984098.SQ.FTS.B , Zero Cpn , 1/13/26 ... 2,850 2,738
7984160.SQ.FTS.B , Zero Cpn , 1/13/26 ... 2,846 2,750
7984231.SQ.FTS.B , Zero Cpn , 1/13/26 ... 12,690 12,347
7984469.SQ.FTS.B , Zero Cpn , 1/13/26 ... 14,576 14,269
7984820.SQ.FTS.B , Zero Cpn , 1/13/26 ... 1,213 1,114
7984851.SQ.FTS.B , Zero Cpn , 1/13/26 ... 2,089 1,987
7984914.SQ.FTS.B , Zero Cpn , 1/13/26 ... 5,399 5,003
7984999.SQ.FTS.B , Zero Cpn , 1/14/26 ... 14 14
7985014.SQ.FTS.B , Zero Cpn , 1/14/26 ... 9,858 8,773
7985159.SQ.FTS.B , Zero Cpn , 1/14/26 ... 5,466 5,298
7985485.SQ.FTS.B , Zero Cpn , 1/14/26 ... 377 371
7985503.SQ.FTS.B , Zero Cpn , 1/14/26 ... 10,884 10,584
7985715.SQ.FTS.B , Zero Cpn , 1/14/26 ... 8,862 8,558
7986075.SQ.FTS.B , Zero Cpn , 1/15/26 ... 1,779 1,643
7986117.SQ.FTS.B , Zero Cpn , 1/15/26 ... 16,524 15,321
7986895.SQ.FTS.B , Zero Cpn , 1/15/26 ... 3,926 3,818
7987012.SQ.FTS.B , Zero Cpn , 1/15/26 ... 12,952 12,225
7987457.SQ.FTS.B , Zero Cpn , 1/15/26 ... 1,109 1,033
7987482.SQ.FTS.B , Zero Cpn , 1/15/26 ... 16,831 16,227
7987780.SQ.FTS.B , Zero Cpn , 1/15/26 ... 60,503 58,040
7989026.SQ.FTS.B , Zero Cpn , 1/15/26 ... 2,120 2,062
7989050.SQ.FTS.B , Zero Cpn , 1/15/26 ... 17,621 16,501
7989591.SQ.FTS.B , Zero Cpn , 1/15/26 ... 12,991 12,508
7989702.SQ.FTS.B , Zero Cpn , 1/16/26 ... 21,358 19,554
7990409.SQ.FTS.B , Zero Cpn , 1/16/26 ... 2,721 2,660
7990648.SQ.FTS.B , Zero Cpn , 1/16/26 ... 4,640 3,691
7990771.SQ.FTS.B , Zero Cpn , 1/16/26 ... 440 431
7990813.SQ.FTS.B , Zero Cpn , 1/16/26 ... 2,810 2,483
7990872.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,518 1,489
7990945.SQ.FTS.B , Zero Cpn , 1/16/26 ... 7,528 7,320
7991178.SQ.FTS.B , Zero Cpn , 1/16/26 ... 11,489 11,129
7991419.SQ.FTS.B , Zero Cpn , 1/16/26 ... 10,004 9,422
7991580.SQ.FTS.B , Zero Cpn , 1/16/26 ... 1,427 1,360
7991599.SQ.FTS.B , Zero Cpn , 1/16/26 ... 26,750 25,102
7992005.SQ.FTS.B , Zero Cpn , 1/16/26 ... 9,521 9,027
7992171.SQ.FTS.B , Zero Cpn , 1/16/26 ... 11,509 11,108
7992472.SQ.FTS.B , Zero Cpn , 1/16/26 ... 33,704 32,886
7993240.SQ.FTS.B , Zero Cpn , 1/17/26 ... 8,774 8,196
7993622.SQ.FTS.B , Zero Cpn , 1/17/26 ... 8,352 7,852
7993916.SQ.FTS.B , Zero Cpn , 1/17/26 ... 666 647
7993948.SQ.FTS.B , Zero Cpn , 1/17/26 ... 4,038 3,923
7994210.SQ.FTS.B , Zero Cpn , 1/17/26 ... 2,365 2,313
7994300.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,768 1,702
7994343.SQ.FTS.B , Zero Cpn , 1/17/26 ... 3,440 3,360
7994440.SQ.FTS.B , Zero Cpn , 1/17/26 ... 2,157 1,847
7994486.SQ.FTS.B , Zero Cpn , 1/17/26 ... 926 906
7994523.SQ.FTS.B , Zero Cpn , 1/17/26 ... 3,634 3,086
7999456.SQ.FTS.B , Zero Cpn , 1/17/26 ... 15,918 15,471
7999757.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,791 928
7999806.SQ.FTS.B , Zero Cpn , 1/17/26 ... 563 542
7999850.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,873 1,768
7999904.SQ.FTS.B , Zero Cpn , 1/17/26 ... 457 443
7999948.SQ.FTS.B , Zero Cpn , 1/17/26 ... 6,717 6,515
8000091.SQ.FTS.B , Zero Cpn , 1/17/26 ... 3,731 3,644
8000256.SQ.FTS.B , Zero Cpn , 1/17/26 ... 12,952 10,587

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8000485.SQ.FTS.B , Zero Cpn , 1/17/26 ... $ 702 $ 679
8000508.SQ.FTS.B , Zero Cpn , 1/17/26 ... 1,899 1,830
8000545.SQ.FTS.B , Zero Cpn , 1/17/26 ... 8,321 8,019
8000723.SQ.FTS.B , Zero Cpn , 1/17/26 ... 2,904 2,773
8000777.SQ.FTS.B , Zero Cpn , 1/17/26 ... 828 813
8000806.SQ.FTS.B , Zero Cpn , 1/17/26 ... 57,925 55,422
8002822.SQ.FTS.B , Zero Cpn , 1/18/26 ... 6,569 6,298
8003194.SQ.FTS.B , Zero Cpn , 1/18/26 ... 11,826 9,735
8003591.SQ.FTS.B , Zero Cpn , 1/18/26 ... 24,556 22,695
8004584.SQ.FTS.B , Zero Cpn , 1/18/26 ... 2,328 2,304
8004733.SQ.FTS.B , Zero Cpn , 1/18/26 ... 23,303 22,481
8005331.SQ.FTS.B , Zero Cpn , 1/18/26 ... 9,739 9,372
8005637.SQ.FTS.B , Zero Cpn , 1/18/26 ... 6,487 6,373
8005828.SQ.FTS.B , Zero Cpn , 1/18/26 ... 35,864 34,600
8006871.SQ.FTS.B , Zero Cpn , 1/19/26 ... 9,072 8,772
8007319.SQ.FTS.B , Zero Cpn , 1/19/26 ... 12,785 4,310
8007784.SQ.FTS.B , Zero Cpn , 1/19/26 ... 9,162 8,867
8008401.SQ.FTS.B , Zero Cpn , 1/19/26 ... 17,541 17,211
8008996.SQ.FTS.B , Zero Cpn , 1/19/26 ... 3,412 3,315
8009056.SQ.FTS.B , Zero Cpn , 1/19/26 ... 10,729 5,575
8009175.SQ.FTS.B , Zero Cpn , 1/19/26 ... 586 571
8009214.SQ.FTS.B , Zero Cpn , 1/19/26 ... 14,747 9,494
8009597.SQ.FTS.B , Zero Cpn , 1/19/26 ... 2,975 2,849
8009700.SQ.FTS.B , Zero Cpn , 1/19/26 ... 898 475
8009718.SQ.FTS.B , Zero Cpn , 1/19/26 ... 9,485 9,168
8009830.SQ.FTS.B , Zero Cpn , 1/20/26 ... 3,048 2,941
8009888.SQ.FTS.B , Zero Cpn , 1/20/26 ... 47,546 45,745
8010684.SQ.FTS.B , Zero Cpn , 1/21/26 ... 24,425 23,688
8011161.SQ.FTS.B , Zero Cpn , 1/21/26 ... 388 383
8011177.SQ.FTS.B , Zero Cpn , 1/21/26 ... 1,195 1,158
8011224.SQ.FTS.B , Zero Cpn , 1/21/26 ... 1,122 1,041
8011241.SQ.FTS.B , Zero Cpn , 1/21/26 ... 3,729 2,920
8011295.SQ.FTS.B , Zero Cpn , 1/21/26 ... 13,540 12,897
8011791.SQ.FTS.B , Zero Cpn , 1/22/26 ... 4,645 3,575
8011858.SQ.FTS.B , Zero Cpn , 1/22/26 ... 3,478 3,306
8012053.SQ.FTS.B , Zero Cpn , 1/22/26 ... 9,043 8,745
8012503.SQ.FTS.B , Zero Cpn , 1/22/26 ... 2,226 2,001
8012558.SQ.FTS.B , Zero Cpn , 1/22/26 ... 2,166 2,064
8012620.SQ.FTS.B , Zero Cpn , 1/22/26 ... 16,652 15,951
8013159.SQ.FTS.B , Zero Cpn , 1/22/26 ... 17,477 16,654
8013427.SQ.FTS.B , Zero Cpn , 1/22/26 ... 1,477 1,447
8013468.SQ.FTS.B , Zero Cpn , 1/22/26 ... 6,985 6,734
8013571.SQ.FTS.B , Zero Cpn , 1/22/26 ... 4,457 4,367
8013742.SQ.FTS.B , Zero Cpn , 1/22/26 ... 7,752 7,508
8013885.SQ.FTS.B , Zero Cpn , 1/22/26 ... 3,469 3,388
8013961.SQ.FTS.B , Zero Cpn , 1/22/26 ... 1,091 807
8013974.SQ.FTS.B , Zero Cpn , 1/22/26 ... 4,597 4,329
8014047.SQ.FTS.B , Zero Cpn , 1/22/26 ... 6,361 5,848
8014194.SQ.FTS.B , Zero Cpn , 1/22/26 ... 5,878 5,627
8014302.SQ.FTS.B , Zero Cpn , 1/22/26 ... 41,388 39,763
8015257.SQ.FTS.B , Zero Cpn , 1/23/26 ... 1,073 246
8015348.SQ.FTS.B , Zero Cpn , 1/23/26 ... 4,271 3,947
8015515.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,603 2,458
8015670.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,351 2,306
8015845.SQ.FTS.B , Zero Cpn , 1/23/26 ... 14,266 13,398
8016503.SQ.FTS.B , Zero Cpn , 1/23/26 ... 1,017 961
8016524.SQ.FTS.B , Zero Cpn , 1/23/26 ... 1,815 1,729
8016550.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,731 2,677
Description
Principal
Amount Value
Block, Inc. (continued)
8016641.SQ.FTS.B , Zero Cpn , 1/23/26 ... $ 9,816 $ 8,815
8016896.SQ.FTS.B , Zero Cpn , 1/23/26 ... 954 816
8016917.SQ.FTS.B , Zero Cpn , 1/23/26 ... 4,529 4,324
8017039.SQ.FTS.B , Zero Cpn , 1/23/26 ... 27,998 27,019
8017898.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,906 2,855
8018042.SQ.FTS.B , Zero Cpn , 1/23/26 ... 24,262 23,065
8018500.SQ.FTS.B , Zero Cpn , 1/23/26 ... 3,657 3,487
8018550.SQ.FTS.B , Zero Cpn , 1/23/26 ... 4,580 3,802
8018623.SQ.FTS.B , Zero Cpn , 1/23/26 ... 2,238 2,103
8018672.SQ.FTS.B , Zero Cpn , 1/23/26 ... 1,336 1,306
8018757.SQ.FTS.B , Zero Cpn , 1/24/26 ... 24,700 23,113
8019678.SQ.FTS.B , Zero Cpn , 1/24/26 ... 3,985 3,716
8019746.SQ.FTS.B , Zero Cpn , 1/24/26 ... 2,673 2,265
8019795.SQ.FTS.B , Zero Cpn , 1/24/26 ... 2,322 2,214
8019854.SQ.FTS.B , Zero Cpn , 1/24/26 ... 1,620 1,531
8019901.SQ.FTS.B , Zero Cpn , 1/24/26 ... 7,558 7,322
8020158.SQ.FTS.B , Zero Cpn , 1/24/26 ... 16,425 15,885
8020596.SQ.FTS.B , Zero Cpn , 1/24/26 ... 12,264 11,971
8020874.SQ.FTS.B , Zero Cpn , 1/24/26 ... 11,314 10,908
8021127.SQ.FTS.B , Zero Cpn , 1/24/26 ... 30,094 29,309
8021737.SQ.FTS.B , Zero Cpn , 1/24/26 ... 799 784
8021800.SQ.FTS.B , Zero Cpn , 1/24/26 ... 402 399
8021819.SQ.FTS.B , Zero Cpn , 1/24/26 ... 680 645
8021839.SQ.FTS.B , Zero Cpn , 1/24/26 ... 6,950 6,648
8023989.SQ.FTS.B , Zero Cpn , 1/25/26 ... 7,592 7,297
8024233.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,539 1,487
8024278.SQ.FTS.B , Zero Cpn , 1/25/26 ... 8,515 8,281
8024626.SQ.FTS.B , Zero Cpn , 1/25/26 ... 370 341
8024659.SQ.FTS.B , Zero Cpn , 1/25/26 ... 990 751
8024716.SQ.FTS.B , Zero Cpn , 1/25/26 ... 3,205 2,863
8024794.SQ.FTS.B , Zero Cpn , 1/25/26 ... 6,909 6,501
8025027.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,789 1,674
8025132.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,098 1,074
8025203.SQ.FTS.B , Zero Cpn , 1/25/26 ... 3,925 3,613
8025368.SQ.FTS.B , Zero Cpn , 1/25/26 ... 940 895
8025404.SQ.FTS.B , Zero Cpn , 1/25/26 ... 212 206
8025411.SQ.FTS.B , Zero Cpn , 1/25/26 ... 10,149 9,330
8025825.SQ.FTS.B , Zero Cpn , 1/25/26 ... 6,357 6,206
8025980.SQ.FTS.B , Zero Cpn , 1/25/26 ... 1,640 1,572
8026006.SQ.FTS.B , Zero Cpn , 1/25/26 ... 30,563 29,131
8026662.SQ.FTS.B , Zero Cpn , 1/25/26 ... 6,626 6,406
8026728.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,864 2,506
8026979.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,775 2,699
8027010.SQ.FTS.B , Zero Cpn , 1/25/26 ... 2,287 1,991
8027052.SQ.FTS.B , Zero Cpn , 1/25/26 ... 6,005 5,554
8027210.SQ.FTS.B , Zero Cpn , 1/25/26 ... 3,952 3,830
8027299.SQ.FTS.B , Zero Cpn , 1/25/26 ... 4,170 3,985
8027390.SQ.FTS.B , Zero Cpn , 1/25/26 ... 16,884 16,204
8027666.SQ.FTS.B , Zero Cpn , 1/25/26 ... 9,211 8,950
8027809.SQ.FTS.B , Zero Cpn , 1/25/26 ... 4,524 4,318
8027836.SQ.FTS.B , Zero Cpn , 1/26/26 ... 10,409 10,104
8028272.SQ.FTS.B , Zero Cpn , 1/26/26 ... 12,362 9,719
8028768.SQ.FTS.B , Zero Cpn , 1/26/26 ... 12,121 9,912
8029109.SQ.FTS.B , Zero Cpn , 1/26/26 ... 2,430 2,339
8029194.SQ.FTS.B , Zero Cpn , 1/26/26 ... 2,383 2,210
8029259.SQ.FTS.B , Zero Cpn , 1/26/26 ... 1,750 1,664
8029301.SQ.FTS.B , Zero Cpn , 1/26/26 ... 43,223 40,172
8030096.SQ.FTS.B , Zero Cpn , 1/26/26 ... 3,058 2,923

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8030193.SQ.FTS.B , Zero Cpn , 1/26/26 ... $ 52,623 $ 50,431
8031194.SQ.FTS.B , Zero Cpn , 1/27/26 ... 1,324 1,287
8031237.SQ.FTS.B , Zero Cpn , 1/27/26 ... 1,406 1,058
8031261.SQ.FTS.B , Zero Cpn , 1/27/26 ... 3,517 3,348
8031355.SQ.FTS.B , Zero Cpn , 1/27/26 ... 1,640 1,486
8031387.SQ.FTS.B , Zero Cpn , 1/27/26 ... 227 220
8031397.SQ.FTS.B , Zero Cpn , 1/27/26 ... 483 467
8031417.SQ.FTS.B , Zero Cpn , 1/27/26 ... 16,682 15,666
8031654.SQ.FTS.B , Zero Cpn , 1/27/26 ... 4,829 4,661
8031747.SQ.FTS.B , Zero Cpn , 1/27/26 ... 11,227 10,324
8031932.SQ.FTS.B , Zero Cpn , 1/27/26 ... 11,970 11,490
8032160.SQ.FTS.B , Zero Cpn , 1/28/26 ... 2,447 2,395
8032206.SQ.FTS.B , Zero Cpn , 1/28/26 ... 4,738 4,511
8032305.SQ.FTS.B , Zero Cpn , 1/28/26 ... 4,211 4,036
8032361.SQ.FTS.B , Zero Cpn , 1/28/26 ... 1,626 1,592
8032394.SQ.FTS.B , Zero Cpn , 1/28/26 ... 1,607 1,360
8032409.SQ.FTS.B , Zero Cpn , 1/28/26 ... 6,620 5,900
8032482.SQ.FTS.B , Zero Cpn , 1/28/26 ... 6,878 6,464
8032571.SQ.FTS.B , Zero Cpn , 1/28/26 ... 5,798 5,525
8032700.SQ.FTS.B , Zero Cpn , 1/28/26 ... 4,758 4,567
8032785.SQ.FTS.B , Zero Cpn , 1/28/26 ... 2,319 2,177
8032814.SQ.FTS.B , Zero Cpn , 1/28/26 ... 5,816 5,636
8032913.SQ.FTS.B , Zero Cpn , 1/28/26 ... 25,451 24,718
8034209.SQ.FTS.B , Zero Cpn , 1/29/26 ... 8,175 7,677
8034421.SQ.FTS.B , Zero Cpn , 1/29/26 ... 5,620 5,436
8034608.SQ.FTS.B , Zero Cpn , 1/29/26 ... 8,893 8,495
8034768.SQ.FTS.B , Zero Cpn , 1/29/26 ... 3,569 3,396
8034921.SQ.FTS.B , Zero Cpn , 1/29/26 ... 3,767 3,596
8034996.SQ.FTS.B , Zero Cpn , 1/29/26 ... 6,806 6,529
8035090.SQ.FTS.B , Zero Cpn , 1/29/26 ... 6,128 6,061
8035368.SQ.FTS.B , Zero Cpn , 1/29/26 ... 5,143 4,922
8035476.SQ.FTS.B , Zero Cpn , 1/29/26 ... 11,451 10,920
8035792.SQ.FTS.B , Zero Cpn , 1/29/26 ... 25,185 24,617
8036382.SQ.FTS.B , Zero Cpn , 1/29/26 ... 16,058 15,754
8036914.SQ.FTS.B , Zero Cpn , 1/29/26 ... 3,903 2,966
8037025.SQ.FTS.B , Zero Cpn , 1/29/26 ... 521 480
8037057.SQ.FTS.B , Zero Cpn , 1/30/26 ... 8,272 6,393
8037451.SQ.FTS.B , Zero Cpn , 1/30/26 ... 965 720
8037632.SQ.FTS.B , Zero Cpn , 1/30/26 ... 1,402 1,311
8038074.SQ.FTS.B , Zero Cpn , 1/30/26 ... 1,530 1,488
8038230.SQ.FTS.B , Zero Cpn , 1/30/26 ... 6,550 4,247
8038405.SQ.FTS.B , Zero Cpn , 1/30/26 ... 814 743
8038431.SQ.FTS.B , Zero Cpn , 1/30/26 ... 16,659 16,046
8038799.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,354 1,930
8038829.SQ.FTS.B , Zero Cpn , 1/30/26 ... 543 535
8038837.SQ.FTS.B , Zero Cpn , 1/30/26 ... 22,944 22,014
8039266.SQ.FTS.B , Zero Cpn , 1/30/26 ... 6,733 6,286
8039344.SQ.FTS.B , Zero Cpn , 1/30/26 ... 3,536 3,440
8039538.SQ.FTS.B , Zero Cpn , 1/30/26 ... 4,763 3,977
8039644.SQ.FTS.B , Zero Cpn , 1/30/26 ... 5,030 4,851
8039738.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,491 2,400
8039804.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,690 2,607
8039955.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,943 2,799
8040032.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,268 2,235
8040185.SQ.FTS.B , Zero Cpn , 1/30/26 ... 2,469 2,390
8040271.SQ.FTS.B , Zero Cpn , 1/30/26 ... 14,883 14,505
8040866.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,272 1,249
8040955.SQ.FTS.B , Zero Cpn , 1/31/26 ... 25,585 24,479
Description
Principal
Amount Value
Block, Inc. (continued)
8041967.SQ.FTS.B , Zero Cpn , 1/31/26 ... $ 13,891 $ 13,233
8042309.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,539 1,505
8042336.SQ.FTS.B , Zero Cpn , 1/31/26 ... 5,679 3,335
8042424.SQ.FTS.B , Zero Cpn , 1/31/26 ... 18,884 18,248
8042768.SQ.FTS.B , Zero Cpn , 1/31/26 ... 732 702
8042830.SQ.FTS.B , Zero Cpn , 1/31/26 ... 10,540 10,333
8043142.SQ.FTS.B , Zero Cpn , 1/31/26 ... 34,280 33,910
8044324.SQ.FTS.B , Zero Cpn , 1/31/26 ... 1,088 1,050
8044353.SQ.FTS.B , Zero Cpn , 1/31/26 ... 12,600 12,388
8046623.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,165 1,114
8047021.SQ.FTS.B , Zero Cpn , 2/01/26 ... 5,719 5,494
8047355.SQ.FTS.B , Zero Cpn , 2/01/26 ... 964 915
8047439.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,996 1,939
8047640.SQ.FTS.B , Zero Cpn , 2/01/26 ... 12,502 12,078
8048358.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,007 1,929
8048427.SQ.FTS.B , Zero Cpn , 2/01/26 ... 5,938 5,600
8048578.SQ.FTS.B , Zero Cpn , 2/01/26 ... 9,064 6,514
8048781.SQ.FTS.B , Zero Cpn , 2/01/26 ... 223 217
8048809.SQ.FTS.B , Zero Cpn , 2/01/26 ... 1,596 1,542
8048848.SQ.FTS.B , Zero Cpn , 2/01/26 ... 7,957 7,661
8049016.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,420 2,328
8049098.SQ.FTS.B , Zero Cpn , 2/01/26 ... 26,258 24,777
8049639.SQ.FTS.B , Zero Cpn , 2/01/26 ... 3,022 2,666
8049731.SQ.FTS.B , Zero Cpn , 2/01/26 ... 6,935 6,654
8049919.SQ.FTS.B , Zero Cpn , 2/01/26 ... 2,649 2,527
8049974.SQ.FTS.B , Zero Cpn , 2/01/26 ... 12,007 11,478
8050262.SQ.FTS.B , Zero Cpn , 2/01/26 ... 625 606
8050308.SQ.FTS.B , Zero Cpn , 2/01/26 ... 5,934 5,523
8050443.SQ.FTS.B , Zero Cpn , 2/01/26 ... 3,206 3,050
8050518.SQ.FTS.B , Zero Cpn , 2/01/26 ... 224 215
8050539.SQ.FTS.B , Zero Cpn , 2/01/26 ... 7,266 6,984
8050572.SQ.FTS.B , Zero Cpn , 2/02/26 ... 4,828 4,436
8050775.SQ.FTS.B , Zero Cpn , 2/02/26 ... 1,771 1,200
8050826.SQ.FTS.B , Zero Cpn , 2/02/26 ... 4,875 3,512
8050966.SQ.FTS.B , Zero Cpn , 2/02/26 ... 13,740 13,187
8051483.SQ.FTS.B , Zero Cpn , 2/02/26 ... 3,086 2,963
8051647.SQ.FTS.B , Zero Cpn , 2/02/26 ... 502 474
8051720.SQ.FTS.B , Zero Cpn , 2/02/26 ... 2,768 2,641
8051835.SQ.FTS.B , Zero Cpn , 2/02/26 ... 3,625 3,330
8051996.SQ.FTS.B , Zero Cpn , 2/02/26 ... 4,965 3,215
8052134.SQ.FTS.B , Zero Cpn , 2/02/26 ... 10,432 10,025
8052396.SQ.FTS.B , Zero Cpn , 2/02/26 ... 9,560 9,057
8052590.SQ.FTS.B , Zero Cpn , 2/02/26 ... 5,685 5,363
8052759.SQ.FTS.B , Zero Cpn , 2/02/26 ... 39,436 37,497
8053507.SQ.FTS.B , Zero Cpn , 2/02/26 ... 32,623 31,057
8054232.SQ.FTS.B , Zero Cpn , 2/03/26 ... 963 926
8054270.SQ.FTS.B , Zero Cpn , 2/03/26 ... 1,386 1,329
8054302.SQ.FTS.B , Zero Cpn , 2/03/26 ... 569 555
8054334.SQ.FTS.B , Zero Cpn , 2/03/26 ... 15,121 14,432
8054582.SQ.FTS.B , Zero Cpn , 2/03/26 ... 1,483 1,425
8054622.SQ.FTS.B , Zero Cpn , 2/03/26 ... 5,116 4,901
8054720.SQ.FTS.B , Zero Cpn , 2/03/26 ... 335 322
8054742.SQ.FTS.B , Zero Cpn , 2/03/26 ... 1,923 1,850
8054775.SQ.FTS.B , Zero Cpn , 2/03/26 ... 28,135 27,037
8055412.SQ.FTS.B , Zero Cpn , 2/04/26 ... 751 698
8055435.SQ.FTS.B , Zero Cpn , 2/04/26 ... 2,074 1,992
8055475.SQ.FTS.B , Zero Cpn , 2/04/26 ... 1,391 1,323
8055500.SQ.FTS.B , Zero Cpn , 2/04/26 ... 3,107 2,954

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8055549.SQ.FTS.B , Zero Cpn , 2/04/26 ... $ 4,057 $ 3,893
8055639.SQ.FTS.B , Zero Cpn , 2/04/26 ... 3,691 3,482
8055695.SQ.FTS.B , Zero Cpn , 2/04/26 ... 9,419 8,605
8055834.SQ.FTS.B , Zero Cpn , 2/04/26 ... 1,613 1,533
8055862.SQ.FTS.B , Zero Cpn , 2/04/26 ... 660 643
8055900.SQ.FTS.B , Zero Cpn , 2/04/26 ... 6,563 5,996
8055982.SQ.FTS.B , Zero Cpn , 2/04/26 ... 1,283 1,167
8056009.SQ.FTS.B , Zero Cpn , 2/04/26 ... 13,388 12,682
8056496.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,798 1,729
8056530.SQ.FTS.B , Zero Cpn , 2/05/26 ... 659 639
8056546.SQ.FTS.B , Zero Cpn , 2/05/26 ... 562 449
8056555.SQ.FTS.B , Zero Cpn , 2/05/26 ... 9,278 8,874
8056782.SQ.FTS.B , Zero Cpn , 2/05/26 ... 724 694
8056820.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,087 998
8056864.SQ.FTS.B , Zero Cpn , 2/05/26 ... 7,069 6,746
8057121.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,977 1,901
8057169.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,694 1,624
8057251.SQ.FTS.B , Zero Cpn , 2/05/26 ... 2,904 2,790
8057341.SQ.FTS.B , Zero Cpn , 2/05/26 ... 4,972 4,827
8057581.SQ.FTS.B , Zero Cpn , 2/05/26 ... 2,588 2,462
8057620.SQ.FTS.B , Zero Cpn , 2/05/26 ... 8,330 6,641
8057866.SQ.FTS.B , Zero Cpn , 2/05/26 ... 462 446
8057890.SQ.FTS.B , Zero Cpn , 2/05/26 ... 8,941 8,543
8058155.SQ.FTS.B , Zero Cpn , 2/05/26 ... 32,246 30,752
8058685.SQ.FTS.B , Zero Cpn , 2/05/26 ... 955 892
8058702.SQ.FTS.B , Zero Cpn , 2/05/26 ... 9,946 9,556
8058864.SQ.FTS.B , Zero Cpn , 2/05/26 ... 11,942 11,495
8059395.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,501 1,421
8059652.SQ.FTS.B , Zero Cpn , 2/05/26 ... 950 924
8059678.SQ.FTS.B , Zero Cpn , 2/05/26 ... 1,218 1,179
8059705.SQ.FTS.B , Zero Cpn , 2/05/26 ... 14,316 13,820
8060138.SQ.FTS.B , Zero Cpn , 2/06/26 ... 1,004 951
8060184.SQ.FTS.B , Zero Cpn , 2/06/26 ... 43,779 40,448
8061677.SQ.FTS.B , Zero Cpn , 2/06/26 ... 5,534 5,217
8061829.SQ.FTS.B , Zero Cpn , 2/06/26 ... 644 622
8061862.SQ.FTS.B , Zero Cpn , 2/06/26 ... 4,130 3,969
8061979.SQ.FTS.B , Zero Cpn , 2/06/26 ... 7,169 6,889
8062099.SQ.FTS.B , Zero Cpn , 2/06/26 ... 35,268 33,874
8062608.SQ.FTS.B , Zero Cpn , 2/06/26 ... 350 340
8062685.SQ.FTS.B , Zero Cpn , 2/06/26 ... 2,239 2,172
8062730.SQ.FTS.B , Zero Cpn , 2/06/26 ... 506 486
8062731.SQ.FTS.B , Zero Cpn , 2/06/26 ... 94,085 80,101
8063867.SQ.FTS.B , Zero Cpn , 2/07/26 ... 2,147 2,082
8064024.SQ.FTS.B , Zero Cpn , 2/07/26 ... 9,867 5,295
8064319.SQ.FTS.B , Zero Cpn , 2/07/26 ... 2,140 2,057
8064403.SQ.FTS.B , Zero Cpn , 2/07/26 ... 12,371 11,882
8064894.SQ.FTS.B , Zero Cpn , 2/07/26 ... 881 850
8064958.SQ.FTS.B , Zero Cpn , 2/07/26 ... 6,885 6,081
8065132.SQ.FTS.B , Zero Cpn , 2/07/26 ... 27,756 26,653
8065625.SQ.FTS.B , Zero Cpn , 2/07/26 ... 3,662 3,489
8065689.SQ.FTS.B , Zero Cpn , 2/07/26 ... 58,704 56,355
8066531.SQ.FTS.B , Zero Cpn , 2/07/26 ... 875 849
8066564.SQ.FTS.B , Zero Cpn , 2/07/26 ... 12,351 11,400
8066808.SQ.FTS.B , Zero Cpn , 2/07/26 ... 2,073 1,986
8066853.SQ.FTS.B , Zero Cpn , 2/07/26 ... 1,165 825
8066872.SQ.FTS.B , Zero Cpn , 2/07/26 ... 15,004 14,331
8069018.SQ.FTS.B , Zero Cpn , 2/08/26 ... 1,036 1,007
8069108.SQ.FTS.B , Zero Cpn , 2/08/26 ... 12,510 11,975
Description
Principal
Amount Value
Block, Inc. (continued)
8069572.SQ.FTS.B , Zero Cpn , 2/08/26 ... $ 4,211 $ 4,051
8069832.SQ.FTS.B , Zero Cpn , 2/08/26 ... 8,074 7,719
8070217.SQ.FTS.B , Zero Cpn , 2/08/26 ... 4,458 4,286
8070478.SQ.FTS.B , Zero Cpn , 2/08/26 ... 12,101 11,609
8070760.SQ.FTS.B , Zero Cpn , 2/08/26 ... 896 862
8070789.SQ.FTS.B , Zero Cpn , 2/08/26 ... 12,640 12,051
8071234.SQ.FTS.B , Zero Cpn , 2/08/26 ... 22,308 21,299
8071848.SQ.FTS.B , Zero Cpn , 2/08/26 ... 1,889 1,814
8071899.SQ.FTS.B , Zero Cpn , 2/08/26 ... 12,390 11,891
8072101.SQ.FTS.B , Zero Cpn , 2/08/26 ... 46,936 45,116
8072911.SQ.FTS.B , Zero Cpn , 2/09/26 ... 4,096 3,935
8073086.SQ.FTS.B , Zero Cpn , 2/09/26 ... 23,775 22,809
8074040.SQ.FTS.B , Zero Cpn , 2/09/26 ... 7,634 7,331
8074217.SQ.FTS.B , Zero Cpn , 2/09/26 ... 10,983 10,595
8074495.SQ.FTS.B , Zero Cpn , 2/09/26 ... 24,690 23,763
8075005.SQ.FTS.B , Zero Cpn , 2/09/26 ... 2,280 2,182
8075043.SQ.FTS.B , Zero Cpn , 2/09/26 ... 28,396 27,113
8075873.SQ.FTS.B , Zero Cpn , 2/09/26 ... 26,187 25,254
8076023.SQ.FTS.B , Zero Cpn , 2/10/26 ... 9,358 8,995
8076225.SQ.FTS.B , Zero Cpn , 2/10/26 ... 3,664 3,521
8076295.SQ.FTS.B , Zero Cpn , 2/10/26 ... 2,860 2,710
8076342.SQ.FTS.B , Zero Cpn , 2/10/26 ... 2,647 2,553
8076420.SQ.FTS.B , Zero Cpn , 2/10/26 ... 14,664 14,066
8076711.SQ.FTS.B , Zero Cpn , 2/10/26 ... 5,126 4,879
8076793.SQ.FTS.B , Zero Cpn , 2/10/26 ... 2,790 1,428
8076835.SQ.FTS.B , Zero Cpn , 2/10/26 ... 2,731 2,596
8076878.SQ.FTS.B , Zero Cpn , 2/11/26 ... 24,303 23,164
8077286.SQ.FTS.B , Zero Cpn , 2/11/26 ... 1,607 1,547
8077339.SQ.FTS.B , Zero Cpn , 2/11/26 ... 2,078 1,974
8077372.SQ.FTS.B , Zero Cpn , 2/11/26 ... 4,859 4,617
8077473.SQ.FTS.B , Zero Cpn , 2/11/26 ... 14,520 13,874
8077720.SQ.FTS.B , Zero Cpn , 2/11/26 ... 7,179 6,869
8078057.SQ.FTS.B , Zero Cpn , 2/12/26 ... 999 970
8078088.SQ.FTS.B , Zero Cpn , 2/12/26 ... 6,312 4,225
8078299.SQ.FTS.B , Zero Cpn , 2/12/26 ... 1,941 1,172
8078392.SQ.FTS.B , Zero Cpn , 2/12/26 ... 7,187 6,896
8078798.SQ.FTS.B , Zero Cpn , 2/12/26 ... 3,263 3,039
8078895.SQ.FTS.B , Zero Cpn , 2/12/26 ... 2,432 2,347
8079022.SQ.FTS.B , Zero Cpn , 2/12/26 ... 4,979 4,774
8079123.SQ.FTS.B , Zero Cpn , 2/12/26 ... 28,429 27,137
8079714.SQ.FTS.B , Zero Cpn , 2/12/26 ... 5,615 5,383
8079831.SQ.FTS.B , Zero Cpn , 2/12/26 ... 42,106 40,442
8080966.SQ.FTS.B , Zero Cpn , 2/12/26 ... 585 568
8081059.SQ.FTS.B , Zero Cpn , 2/12/26 ... 2,100 2,029
8081142.SQ.FTS.B , Zero Cpn , 2/12/26 ... 9,683 9,180
8081422.SQ.FTS.B , Zero Cpn , 2/12/26 ... 13,391 12,851
8081623.SQ.FTS.B , Zero Cpn , 2/13/26 ... 3,524 3,333
8081797.SQ.FTS.B , Zero Cpn , 2/13/26 ... 886 839
8081825.SQ.FTS.B , Zero Cpn , 2/13/26 ... 453 436
8081876.SQ.FTS.B , Zero Cpn , 2/13/26 ... 5,052 4,853
8082125.SQ.FTS.B , Zero Cpn , 2/13/26 ... 17,278 16,376
8082786.SQ.FTS.B , Zero Cpn , 2/13/26 ... 10,271 8,772
8083059.SQ.FTS.B , Zero Cpn , 2/13/26 ... 915 882
8083073.SQ.FTS.B , Zero Cpn , 2/13/26 ... 2,995 2,904
8083175.SQ.FTS.B , Zero Cpn , 2/13/26 ... 982 946
8083189.SQ.FTS.B , Zero Cpn , 2/13/26 ... 27,564 26,479
8083685.SQ.FTS.B , Zero Cpn , 2/13/26 ... 28,787 27,741
8084514.SQ.FTS.B , Zero Cpn , 2/13/26 ... 3,643 3,492

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8084587.SQ.FTS.B , Zero Cpn , 2/13/26 ... $ 5,962 $ 5,720
8084721.SQ.FTS.B , Zero Cpn , 2/13/26 ... 2,104 2,028
8084786.SQ.FTS.B , Zero Cpn , 2/13/26 ... 2,818 2,708
8084851.SQ.FTS.B , Zero Cpn , 2/14/26 ... 8,085 7,680
8085093.SQ.FTS.B , Zero Cpn , 2/14/26 ... 17,506 16,818
8085774.SQ.FTS.B , Zero Cpn , 2/14/26 ... 25,081 23,894
8086461.SQ.FTS.B , Zero Cpn , 2/14/26 ... 15,216 14,600
8086777.SQ.FTS.B , Zero Cpn , 2/14/26 ... 585 570
8086796.SQ.FTS.B , Zero Cpn , 2/14/26 ... 52,248 49,775
8087673.SQ.FTS.B , Zero Cpn , 2/14/26 ... 57,575 55,252
8090007.SQ.FTS.B , Zero Cpn , 2/15/26 ... 21,029 19,250
8090826.SQ.FTS.B , Zero Cpn , 2/15/26 ... 1,945 1,794
8090966.SQ.FTS.B , Zero Cpn , 2/15/26 ... 682 647
8091007.SQ.FTS.B , Zero Cpn , 2/15/26 ... 695 670
8091069.SQ.FTS.B , Zero Cpn , 2/15/26 ... 22,239 21,129
8091746.SQ.FTS.B , Zero Cpn , 2/15/26 ... 9,235 8,720
8092027.SQ.FTS.B , Zero Cpn , 2/15/26 ... 40,289 38,253
8092766.SQ.FTS.B , Zero Cpn , 2/15/26 ... 5,351 5,136
8092902.SQ.FTS.B , Zero Cpn , 2/15/26 ... 3,838 3,655
8093036.SQ.FTS.B , Zero Cpn , 2/15/26 ... 10,658 9,492
8093239.SQ.FTS.B , Zero Cpn , 2/15/26 ... 24,369 23,386
8093678.SQ.FTS.B , Zero Cpn , 2/16/26 ... 8,262 7,036
8093954.SQ.FTS.B , Zero Cpn , 2/16/26 ... 4,428 4,228
8094105.SQ.FTS.B , Zero Cpn , 2/16/26 ... 7,724 7,399
8094464.SQ.FTS.B , Zero Cpn , 2/16/26 ... 8,219 7,875
8094830.SQ.FTS.B , Zero Cpn , 2/16/26 ... 8,740 8,378
8095069.SQ.FTS.B , Zero Cpn , 2/16/26 ... 1,824 1,758
8095126.SQ.FTS.B , Zero Cpn , 2/16/26 ... 4,272 4,037
8095225.SQ.FTS.B , Zero Cpn , 2/16/26 ... 2,111 2,000
8095298.SQ.FTS.B , Zero Cpn , 2/16/26 ... 16,903 16,046
8095652.SQ.FTS.B , Zero Cpn , 2/16/26 ... 11,518 11,061
8096009.SQ.FTS.B , Zero Cpn , 2/16/26 ... 1,373 1,314
8096034.SQ.FTS.B , Zero Cpn , 2/16/26 ... 8,926 8,554
8096298.SQ.FTS.B , Zero Cpn , 2/16/26 ... 930 827
8096308.SQ.FTS.B , Zero Cpn , 2/16/26 ... 4,135 3,858
8096461.SQ.FTS.B , Zero Cpn , 2/16/26 ... 6,826 6,527
8096672.SQ.FTS.B , Zero Cpn , 2/16/26 ... 2,136 2,025
8096744.SQ.FTS.B , Zero Cpn , 2/16/26 ... 3,471 3,314
8096915.SQ.FTS.B , Zero Cpn , 2/16/26 ... 4,419 4,239
8096999.SQ.FTS.B , Zero Cpn , 2/17/26 ... 2,032 1,928
8097054.SQ.FTS.B , Zero Cpn , 2/17/26 ... 4,246 4,074
8097119.SQ.FTS.B , Zero Cpn , 2/17/26 ... 25,915 24,877
8097636.SQ.FTS.B , Zero Cpn , 2/17/26 ... 13,353 12,771
8097867.SQ.FTS.B , Zero Cpn , 2/18/26 ... 1,358 1,295
8097887.SQ.FTS.B , Zero Cpn , 2/18/26 ... 6,387 6,062
8097977.SQ.FTS.B , Zero Cpn , 2/18/26 ... 844 818
8098007.SQ.FTS.B , Zero Cpn , 2/18/26 ... 9,223 8,858
8098162.SQ.FTS.B , Zero Cpn , 2/18/26 ... 9,864 9,436
8098332.SQ.FTS.B , Zero Cpn , 2/18/26 ... 2,247 2,177
8098391.SQ.FTS.B , Zero Cpn , 2/18/26 ... 1,239 1,179
8098428.SQ.FTS.B , Zero Cpn , 2/18/26 ... 816 768
8098445.SQ.FTS.B , Zero Cpn , 2/18/26 ... 1,615 1,543
8098476.SQ.FTS.B , Zero Cpn , 2/18/26 ... 1,329 822
8098502.SQ.FTS.B , Zero Cpn , 2/18/26 ... 7,873 7,436
8098641.SQ.FTS.B , Zero Cpn , 2/18/26 ... 5,573 5,338
8098750.SQ.FTS.B , Zero Cpn , 2/18/26 ... 6,189 5,900
8099093.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,008 973
8099112.SQ.FTS.B , Zero Cpn , 2/19/26 ... 9,546 9,152
Description
Principal
Amount Value
Block, Inc. (continued)
8099446.SQ.FTS.B , Zero Cpn , 2/19/26 ... $ 3,982 $ 3,634
8099621.SQ.FTS.B , Zero Cpn , 2/19/26 ... 19,032 16,323
8100174.SQ.FTS.B , Zero Cpn , 2/19/26 ... 1,647 1,510
8100205.SQ.FTS.B , Zero Cpn , 2/19/26 ... 715 689
8100231.SQ.FTS.B , Zero Cpn , 2/19/26 ... 4,616 4,419
8100375.SQ.FTS.B , Zero Cpn , 2/19/26 ... 16,294 15,608
8100679.SQ.FTS.B , Zero Cpn , 2/19/26 ... 19,948 19,125
8101028.SQ.FTS.B , Zero Cpn , 2/19/26 ... 4,307 3,439
8101070.SQ.FTS.B , Zero Cpn , 2/19/26 ... 5,537 5,246
8101156.SQ.FTS.B , Zero Cpn , 2/19/26 ... 7,086 6,707
8101272.SQ.FTS.B , Zero Cpn , 2/19/26 ... 15,741 14,912
8101696.SQ.FTS.B , Zero Cpn , 2/19/26 ... 24,424 23,428
8102226.SQ.FTS.B , Zero Cpn , 2/19/26 ... 50,442 48,216
8102648.SQ.FTS.B , Zero Cpn , 2/20/26 ... 12,190 11,662
8103240.SQ.FTS.B , Zero Cpn , 2/20/26 ... 12,466 11,866
8103784.SQ.FTS.B , Zero Cpn , 2/20/26 ... 1,716 1,638
8103846.SQ.FTS.B , Zero Cpn , 2/20/26 ... 2,729 2,621
8103947.SQ.FTS.B , Zero Cpn , 2/20/26 ... 5,166 4,909
8104102.SQ.FTS.B , Zero Cpn , 2/20/26 ... 36,093 34,299
8104796.SQ.FTS.B , Zero Cpn , 2/20/26 ... 15,527 14,915
8105051.SQ.FTS.B , Zero Cpn , 2/20/26 ... 5,421 5,094
8105148.SQ.FTS.B , Zero Cpn , 2/20/26 ... 35,581 33,774
8105727.SQ.FTS.B , Zero Cpn , 2/20/26 ... 8,916 7,665
8105858.SQ.FTS.B , Zero Cpn , 2/20/26 ... 5,172 4,966
8105964.SQ.FTS.B , Zero Cpn , 2/20/26 ... 675 654
8105989.SQ.FTS.B , Zero Cpn , 2/20/26 ... 521 495
8105998.SQ.FTS.B , Zero Cpn , 2/20/26 ... 3,192 3,065
8106074.SQ.FTS.B , Zero Cpn , 2/20/26 ... 5,740 5,475
8106193.SQ.FTS.B , Zero Cpn , 2/21/26 ... 978 931
8106283.SQ.FTS.B , Zero Cpn , 2/21/26 ... 655 621
8106332.SQ.FTS.B , Zero Cpn , 2/21/26 ... 9,848 9,436
8106732.SQ.FTS.B , Zero Cpn , 2/21/26 ... 34,116 32,720
8107786.SQ.FTS.B , Zero Cpn , 2/21/26 ... 51,818 48,938
8108612.SQ.FTS.B , Zero Cpn , 2/21/26 ... 17,152 16,314
8109022.SQ.FTS.B , Zero Cpn , 2/21/26 ... 8,415 7,845
8109091.SQ.FTS.B , Zero Cpn , 2/21/26 ... 7,765 7,119
8109203.SQ.FTS.B , Zero Cpn , 2/21/26 ... 9,291 8,278
8109434.SQ.FTS.B , Zero Cpn , 2/21/26 ... 744 710
8111509.SQ.FTS.B , Zero Cpn , 2/22/26 ... 6,222 5,702
8111767.SQ.FTS.B , Zero Cpn , 2/22/26 ... 1,834 1,724
8111861.SQ.FTS.B , Zero Cpn , 2/22/26 ... 3,179 3,043
8112087.SQ.FTS.B , Zero Cpn , 2/22/26 ... 4,897 4,659
8112333.SQ.FTS.B , Zero Cpn , 2/22/26 ... 5,339 5,116
8112617.SQ.FTS.B , Zero Cpn , 2/22/26 ... 19,709 18,842
8113127.SQ.FTS.B , Zero Cpn , 2/22/26 ... 9,523 9,226
8113439.SQ.FTS.B , Zero Cpn , 2/22/26 ... 1,401 1,338
8113487.SQ.FTS.B , Zero Cpn , 2/22/26 ... 9,286 8,730
8113694.SQ.FTS.B , Zero Cpn , 2/22/26 ... 885 846
8113705.SQ.FTS.B , Zero Cpn , 2/22/26 ... 39,941 38,346
8114523.SQ.FTS.B , Zero Cpn , 2/22/26 ... 17,062 16,341
8114772.SQ.FTS.B , Zero Cpn , 2/22/26 ... 741 705
8114831.SQ.FTS.B , Zero Cpn , 2/22/26 ... 9,563 9,099
8115010.SQ.FTS.B , Zero Cpn , 2/22/26 ... 31,668 23,986
8115296.SQ.FTS.B , Zero Cpn , 2/23/26 ... 2,747 2,599
8115434.SQ.FTS.B , Zero Cpn , 2/23/26 ... 3,652 3,490
8115533.SQ.FTS.B , Zero Cpn , 2/23/26 ... 6,275 5,975
8115810.SQ.FTS.B , Zero Cpn , 2/23/26 ... 1,481 1,428
8115999.SQ.FTS.B , Zero Cpn , 2/23/26 ... 4,611 4,421

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8116233.SQ.FTS.B , Zero Cpn , 2/23/26 ... $ 11,162 $ 10,559
8116542.SQ.FTS.B , Zero Cpn , 2/23/26 ... 39,730 36,950
8117366.SQ.FTS.B , Zero Cpn , 2/23/26 ... 14,296 13,640
8117845.SQ.FTS.B , Zero Cpn , 2/23/26 ... 10,265 9,652
8118100.SQ.FTS.B , Zero Cpn , 2/23/26 ... 3,368 3,245
8118264.SQ.FTS.B , Zero Cpn , 2/23/26 ... 23,361 21,727
8118664.SQ.FTS.B , Zero Cpn , 2/24/26 ... 3,697 3,555
8118730.SQ.FTS.B , Zero Cpn , 2/24/26 ... 10,590 10,123
8118877.SQ.FTS.B , Zero Cpn , 2/24/26 ... 3,009 2,761
8118926.SQ.FTS.B , Zero Cpn , 2/24/26 ... 4,499 4,334
8119010.SQ.FTS.B , Zero Cpn , 2/24/26 ... 3,699 2,686
8119063.SQ.FTS.B , Zero Cpn , 2/24/26 ... 7,362 7,014
8119176.SQ.FTS.B , Zero Cpn , 2/24/26 ... 1,414 1,357
8119199.SQ.FTS.B , Zero Cpn , 2/24/26 ... 3,540 3,393
8119258.SQ.FTS.B , Zero Cpn , 2/24/26 ... 20,049 18,396
8119560.SQ.FTS.B , Zero Cpn , 2/25/26 ... 9,741 8,410
8119729.SQ.FTS.B , Zero Cpn , 2/25/26 ... 953 918
8119746.SQ.FTS.B , Zero Cpn , 2/25/26 ... 7,407 7,099
8119876.SQ.FTS.B , Zero Cpn , 2/25/26 ... 7,600 7,362
8120111.SQ.FTS.B , Zero Cpn , 2/25/26 ... 828 801
8120135.SQ.FTS.B , Zero Cpn , 2/25/26 ... 1,034 987
8120166.SQ.FTS.B , Zero Cpn , 2/25/26 ... 20,364 18,938
8120800.SQ.FTS.B , Zero Cpn , 2/26/26 ... 1,396 1,359
8120927.SQ.FTS.B , Zero Cpn , 2/26/26 ... 3,360 3,227
8121064.SQ.FTS.B , Zero Cpn , 2/26/26 ... 13,468 12,643
8121676.SQ.FTS.B , Zero Cpn , 2/26/26 ... 2,659 2,566
8121825.SQ.FTS.B , Zero Cpn , 2/26/26 ... 2,385 2,287
8121883.SQ.FTS.B , Zero Cpn , 2/26/26 ... 9,083 8,696
8122063.SQ.FTS.B , Zero Cpn , 2/26/26 ... 4,176 3,996
8122124.SQ.FTS.B , Zero Cpn , 2/26/26 ... 55,887 52,909
8123309.SQ.FTS.B , Zero Cpn , 2/26/26 ... 13,088 12,475
8123530.SQ.FTS.B , Zero Cpn , 2/26/26 ... 1,850 1,765
8123557.SQ.FTS.B , Zero Cpn , 2/26/26 ... 6,997 6,643
8123632.SQ.FTS.B , Zero Cpn , 2/26/26 ... 4,078 3,863
8123700.SQ.FTS.B , Zero Cpn , 2/26/26 ... 8,978 8,609
8123971.SQ.FTS.B , Zero Cpn , 2/26/26 ... 1,549 1,436
8124021.SQ.FTS.B , Zero Cpn , 2/26/26 ... 6,935 6,757
8124309.SQ.FTS.B , Zero Cpn , 2/26/26 ... 1,243 951
8124329.SQ.FTS.B , Zero Cpn , 2/26/26 ... 29,943 28,809
8124512.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,437 1,378
8124609.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,256 1,213
8124765.SQ.FTS.B , Zero Cpn , 2/27/26 ... 38,867 36,823
8126086.SQ.FTS.B , Zero Cpn , 2/27/26 ... 4,573 4,180
8126188.SQ.FTS.B , Zero Cpn , 2/27/26 ... 4,329 3,588
8126314.SQ.FTS.B , Zero Cpn , 2/27/26 ... 12,937 12,334
8126617.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,734 1,655
8126648.SQ.FTS.B , Zero Cpn , 2/27/26 ... 4,921 2,347
8126705.SQ.FTS.B , Zero Cpn , 2/27/26 ... 1,437 1,313
8126724.SQ.FTS.B , Zero Cpn , 2/27/26 ... 7,072 6,723
8126889.SQ.FTS.B , Zero Cpn , 2/27/26 ... 9,705 9,185
8127081.SQ.FTS.B , Zero Cpn , 2/27/26 ... 17,454 16,739
8127478.SQ.FTS.B , Zero Cpn , 2/27/26 ... 6,131 5,860
8127642.SQ.FTS.B , Zero Cpn , 2/27/26 ... 3,079 2,928
8127689.SQ.FTS.B , Zero Cpn , 2/27/26 ... 39,065 37,397
8128121.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,453 5,028
8128347.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,533 2,397
8128439.SQ.FTS.B , Zero Cpn , 2/28/26 ... 6,784 6,420
8128630.SQ.FTS.B , Zero Cpn , 2/28/26 ... 11,111 10,599
Description
Principal
Amount Value
Block, Inc. (continued)
8129109.SQ.FTS.B , Zero Cpn , 2/28/26 ... $ 25,164 $ 23,841
8129667.SQ.FTS.B , Zero Cpn , 2/28/26 ... 63,909 61,154
8130679.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,415 2,325
8130710.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,726 1,656
8130744.SQ.FTS.B , Zero Cpn , 2/28/26 ... 5,403 5,137
8130830.SQ.FTS.B , Zero Cpn , 2/28/26 ... 8,546 8,179
8130908.SQ.FTS.B , Zero Cpn , 2/28/26 ... 11,477 10,893
8131132.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,540 1,437
8131164.SQ.FTS.B , Zero Cpn , 2/28/26 ... 17,790 17,026
8135363.SQ.FTS.B , Zero Cpn , 2/28/26 ... 20,261 19,363
8136195.SQ.FTS.B , Zero Cpn , 2/28/26 ... 16,580 15,900
8136658.SQ.FTS.B , Zero Cpn , 2/28/26 ... 22,250 20,701
8137102.SQ.FTS.B , Zero Cpn , 2/28/26 ... 19,696 18,695
8137489.SQ.FTS.B , Zero Cpn , 2/28/26 ... 47,831 44,857
8138422.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,794 1,684
8138450.SQ.FTS.B , Zero Cpn , 2/28/26 ... 10,506 10,113
8138680.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,585 1,503
8138812.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,186 2,093
8139069.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,289 3,069
8139248.SQ.FTS.B , Zero Cpn , 2/28/26 ... 7,364 6,986
8139593.SQ.FTS.B , Zero Cpn , 2/28/26 ... 792 747
8139649.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,027 2,840
8139765.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,286 3,145
8139952.SQ.FTS.B , Zero Cpn , 2/28/26 ... 4,346 4,161
8140096.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,796 1,714
8140137.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,080 1,976
8140182.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,858 3,696
8140275.SQ.FTS.B , Zero Cpn , 2/28/26 ... 3,389 3,228
8140437.SQ.FTS.B , Zero Cpn , 2/28/26 ... 7,108 6,215
8140625.SQ.FTS.B , Zero Cpn , 2/28/26 ... 12,466 11,906
8140982.SQ.FTS.B , Zero Cpn , 2/28/26 ... 18,260 17,427
8141337.SQ.FTS.B , Zero Cpn , 2/28/26 ... 4,174 3,841
8141445.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,184 1,133
8141476.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,728 2,538
8141552.SQ.FTS.B , Zero Cpn , 2/28/26 ... 17,857 17,052
8141947.SQ.FTS.B , Zero Cpn , 2/28/26 ... 2,416 2,308
8142025.SQ.FTS.B , Zero Cpn , 2/28/26 ... 1,497 1,431
8142064.SQ.FTS.B , Zero Cpn , 2/28/26 ... 73,931 70,004
8142519.SQ.FTS.B , Zero Cpn , 2/28/26 ... 18,578 17,080
8142837.SQ.FTS.B , Zero Cpn , 2/28/26 ... 26,012 24,884
8143369.SQ.FTS.B , Zero Cpn , 2/28/26 ... 4,368 3,637
8143456.SQ.FTS.B , Zero Cpn , 3/01/26 ... 1,144 1,109
8143486.SQ.FTS.B , Zero Cpn , 3/01/26 ... 4,811 3,543
8143569.SQ.FTS.B , Zero Cpn , 3/01/26 ... 16,317 15,531
8143895.SQ.FTS.B , Zero Cpn , 3/01/26 ... 1,338 1,286
8143922.SQ.FTS.B , Zero Cpn , 3/01/26 ... 1,096 1,050
8143953.SQ.FTS.B , Zero Cpn , 3/01/26 ... 3,030 2,466
8144026.SQ.FTS.B , Zero Cpn , 3/01/26 ... 5,262 4,967
8144128.SQ.FTS.B , Zero Cpn , 3/01/26 ... 1,592 1,522
8144159.SQ.FTS.B , Zero Cpn , 3/01/26 ... 8,400 8,046
8144304.SQ.FTS.B , Zero Cpn , 3/01/26 ... 6,921 6,682
8144510.SQ.FTS.B , Zero Cpn , 3/02/26 ... 3,976 3,811
8144613.SQ.FTS.B , Zero Cpn , 3/02/26 ... 10,917 9,976
8144690.SQ.FTS.B , Zero Cpn , 3/02/26 ... 24,365 23,073
8145002.SQ.FTS.B , Zero Cpn , 3/02/26 ... 2,036 1,964
8145052.SQ.FTS.B , Zero Cpn , 3/02/26 ... 4,585 4,390
8145124.SQ.FTS.B , Zero Cpn , 3/02/26 ... 1,767 1,615
8145157.SQ.FTS.B , Zero Cpn , 3/02/26 ... 7,873 7,459

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8145273.SQ.FTS.B , Zero Cpn , 3/02/26 ... $ 511 $ 488
8145286.SQ.FTS.B , Zero Cpn , 3/02/26 ... 2,742 2,615
8145341.SQ.FTS.B , Zero Cpn , 3/02/26 ... 4,850 4,687
8145457.SQ.FTS.B , Zero Cpn , 3/02/26 ... 5,595 5,355
8145726.SQ.FTS.B , Zero Cpn , 3/03/26 ... 3,336 3,156
8145783.SQ.FTS.B , Zero Cpn , 3/03/26 ... 2,671 2,528
8145816.SQ.FTS.B , Zero Cpn , 3/03/26 ... 3,988 3,649
8146086.SQ.FTS.B , Zero Cpn , 3/03/26 ... 10,031 9,483
8146530.SQ.FTS.B , Zero Cpn , 3/03/26 ... 3,334 3,167
8146610.SQ.FTS.B , Zero Cpn , 3/03/26 ... 1,456 778
8146668.SQ.FTS.B , Zero Cpn , 3/03/26 ... 60,192 57,542
8148293.SQ.FTS.B , Zero Cpn , 3/03/26 ... 6,081 5,809
8148398.SQ.FTS.B , Zero Cpn , 3/03/26 ... 29,718 28,047
8149098.SQ.FTS.B , Zero Cpn , 3/03/26 ... 7,018 6,714
8149300.SQ.FTS.B , Zero Cpn , 3/03/26 ... 1,108 930
8149324.SQ.FTS.B , Zero Cpn , 3/03/26 ... 10,444 9,987
8149467.SQ.FTS.B , Zero Cpn , 3/04/26 ... 3,765 3,601
8149578.SQ.FTS.B , Zero Cpn , 3/04/26 ... 3,172 3,037
8149685.SQ.FTS.B , Zero Cpn , 3/04/26 ... 1,255 1,191
8149737.SQ.FTS.B , Zero Cpn , 3/04/26 ... 36,691 34,945
8150842.SQ.FTS.B , Zero Cpn , 3/04/26 ... 15,697 15,007
8151140.SQ.FTS.B , Zero Cpn , 3/04/26 ... 67,759 64,752
8152377.SQ.FTS.B , Zero Cpn , 3/04/26 ... 1,736 1,325
8152413.SQ.FTS.B , Zero Cpn , 3/04/26 ... 7,757 5,264
8152499.SQ.FTS.B , Zero Cpn , 3/04/26 ... 5,632 5,315
8152584.SQ.FTS.B , Zero Cpn , 3/04/26 ... 8,443 8,014
8152791.SQ.FTS.B , Zero Cpn , 3/04/26 ... 12,242 11,485
8152950.SQ.FTS.B , Zero Cpn , 3/04/26 ... 3,340 3,169
8155063.SQ.FTS.B , Zero Cpn , 3/05/26 ... 4,302 4,117
8155181.SQ.FTS.B , Zero Cpn , 3/05/26 ... 6,004 5,738
8155381.SQ.FTS.B , Zero Cpn , 3/05/26 ... 4,596 4,335
8155532.SQ.FTS.B , Zero Cpn , 3/05/26 ... 21,129 20,202
8156291.SQ.FTS.B , Zero Cpn , 3/05/26 ... 1,891 1,806
8156386.SQ.FTS.B , Zero Cpn , 3/05/26 ... 20,817 19,898
8156889.SQ.FTS.B , Zero Cpn , 3/05/26 ... 2,102 1,882
8156916.SQ.FTS.B , Zero Cpn , 3/05/26 ... 1,013 950
8156929.SQ.FTS.B , Zero Cpn , 3/05/26 ... 3,856 3,668
8156999.SQ.FTS.B , Zero Cpn , 3/05/26 ... 6,544 6,290
8157225.SQ.FTS.B , Zero Cpn , 3/05/26 ... 13,867 13,121
8157487.SQ.FTS.B , Zero Cpn , 3/05/26 ... 24,152 20,228
8157819.SQ.FTS.B , Zero Cpn , 3/05/26 ... 5,823 5,572
8157912.SQ.FTS.B , Zero Cpn , 3/05/26 ... 8,421 8,036
8158009.SQ.FTS.B , Zero Cpn , 3/05/26 ... 1,082 1,034
8158028.SQ.FTS.B , Zero Cpn , 3/05/26 ... 5,385 5,211
8158092.SQ.FTS.B , Zero Cpn , 3/05/26 ... 4,904 4,743
8158224.SQ.FTS.B , Zero Cpn , 3/05/26 ... 2,249 2,161
8158243.SQ.FTS.B , Zero Cpn , 3/05/26 ... 7,832 6,803
8158305.SQ.FTS.B , Zero Cpn , 3/05/26 ... 9,821 9,327
8158477.SQ.FTS.B , Zero Cpn , 3/05/26 ... 2,538 2,376
8158531.SQ.FTS.B , Zero Cpn , 3/05/26 ... 45,113 42,805
8158956.SQ.FTS.B , Zero Cpn , 3/06/26 ... 12,994 12,368
8159248.SQ.FTS.B , Zero Cpn , 3/06/26 ... 6,027 5,545
8159370.SQ.FTS.B , Zero Cpn , 3/06/26 ... 9,600 9,199
8159828.SQ.FTS.B , Zero Cpn , 3/06/26 ... 1,003 955
8159879.SQ.FTS.B , Zero Cpn , 3/06/26 ... 3,695 3,212
8159966.SQ.FTS.B , Zero Cpn , 3/06/26 ... 2,020 1,371
8160051.SQ.FTS.B , Zero Cpn , 3/06/26 ... 2,421 2,258
8160176.SQ.FTS.B , Zero Cpn , 3/06/26 ... 26,832 25,520
Description
Principal
Amount Value
Block, Inc. (continued)
8160737.SQ.FTS.B , Zero Cpn , 3/06/26 ... $ 4,177 $ 3,506
8160809.SQ.FTS.B , Zero Cpn , 3/06/26 ... 5,500 5,267
8160938.SQ.FTS.B , Zero Cpn , 3/06/26 ... 1,538 1,468
8160974.SQ.FTS.B , Zero Cpn , 3/06/26 ... 58,897 55,771
8162101.SQ.FTS.B , Zero Cpn , 3/06/26 ... 4,272 4,082
8162222.SQ.FTS.B , Zero Cpn , 3/07/26 ... 9,449 9,038
8162406.SQ.FTS.B , Zero Cpn , 3/07/26 ... 3,360 2,304
8162448.SQ.FTS.B , Zero Cpn , 3/07/26 ... 4,175 4,035
8162533.SQ.FTS.B , Zero Cpn , 3/07/26 ... 4,324 4,114
8162607.SQ.FTS.B , Zero Cpn , 3/07/26 ... 933 893
8162625.SQ.FTS.B , Zero Cpn , 3/07/26 ... 3,535 3,171
8162677.SQ.FTS.B , Zero Cpn , 3/07/26 ... 7,600 7,051
8162785.SQ.FTS.B , Zero Cpn , 3/07/26 ... 2,482 2,037
8162815.SQ.FTS.B , Zero Cpn , 3/07/26 ... 18,317 17,502
8163109.SQ.FTS.B , Zero Cpn , 3/07/26 ... 5,129 4,905
8163191.SQ.FTS.B , Zero Cpn , 3/08/26 ... 2,724 2,514
8163225.SQ.FTS.B , Zero Cpn , 3/08/26 ... 1,000 917
8163239.SQ.FTS.B , Zero Cpn , 3/08/26 ... 2,871 2,700
8163282.SQ.FTS.B , Zero Cpn , 3/08/26 ... 29,439 27,867
8163704.SQ.FTS.B , Zero Cpn , 3/08/26 ... 2,747 2,627
8163743.SQ.FTS.B , Zero Cpn , 3/08/26 ... 2,733 2,591
8163793.SQ.FTS.B , Zero Cpn , 3/08/26 ... 5,012 4,814
8163892.SQ.FTS.B , Zero Cpn , 3/08/26 ... 2,328 2,085
8163936.SQ.FTS.B , Zero Cpn , 3/08/26 ... 1,548 847
8163965.SQ.FTS.B , Zero Cpn , 3/08/26 ... 1,686 1,621
8163995.SQ.FTS.B , Zero Cpn , 3/08/26 ... 1,832 1,730
8164312.SQ.FTS.B , Zero Cpn , 3/09/26 ... 1,432 1,367
8164348.SQ.FTS.B , Zero Cpn , 3/09/26 ... 11,602 11,009
8164748.SQ.FTS.B , Zero Cpn , 3/09/26 ... 5,635 2,832
8165070.SQ.FTS.B , Zero Cpn , 3/09/26 ... 5,495 5,233
8165232.SQ.FTS.B , Zero Cpn , 3/09/26 ... 3,494 3,331
8165342.SQ.FTS.B , Zero Cpn , 3/09/26 ... 7,266 6,873
8165510.SQ.FTS.B , Zero Cpn , 3/09/26 ... 9,250 8,808
8165674.SQ.FTS.B , Zero Cpn , 3/09/26 ... 49,557 47,295
8166606.SQ.FTS.B , Zero Cpn , 3/09/26 ... 4,946 4,696
8166667.SQ.FTS.B , Zero Cpn , 3/09/26 ... 18,983 18,026
8166966.SQ.FTS.B , Zero Cpn , 3/09/26 ... 932 885
8166990.SQ.FTS.B , Zero Cpn , 3/09/26 ... 6,576 6,272
8167107.SQ.FTS.B , Zero Cpn , 3/09/26 ... 41,008 39,139
8167811.SQ.FTS.B , Zero Cpn , 3/10/26 ... 10,164 9,694
8168309.SQ.FTS.B , Zero Cpn , 3/10/26 ... 7,993 7,142
8168760.SQ.FTS.B , Zero Cpn , 3/10/26 ... 3,419 3,270
8168875.SQ.FTS.B , Zero Cpn , 3/10/26 ... 26,381 25,158
8169510.SQ.FTS.B , Zero Cpn , 3/10/26 ... 4,484 4,280
8169595.SQ.FTS.B , Zero Cpn , 3/10/26 ... 4,755 4,567
8169708.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,641 1,552
8169957.SQ.FTS.B , Zero Cpn , 3/10/26 ... 1,409 1,348
8170035.SQ.FTS.B , Zero Cpn , 3/10/26 ... 12,537 11,989
8170252.SQ.FTS.B , Zero Cpn , 3/10/26 ... 13,560 12,966
8170504.SQ.FTS.B , Zero Cpn , 3/10/26 ... 10,855 10,334
8170642.SQ.FTS.B , Zero Cpn , 3/10/26 ... 2,788 2,301
8170695.SQ.FTS.B , Zero Cpn , 3/10/26 ... 6,175 5,769
8170852.SQ.FTS.B , Zero Cpn , 3/10/26 ... 31,239 29,842
8171509.SQ.FTS.B , Zero Cpn , 3/11/26 ... 1,228 1,170
8171565.SQ.FTS.B , Zero Cpn , 3/11/26 ... 20,799 19,869
8172222.SQ.FTS.B , Zero Cpn , 3/11/26 ... 19,084 18,255
8172863.SQ.FTS.B , Zero Cpn , 3/11/26 ... 71,176 67,338
8173959.SQ.FTS.B , Zero Cpn , 3/11/26 ... 4,822 4,596

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8174015.SQ.FTS.B , Zero Cpn , 3/11/26 ... $ 709 $ 672
8174021.SQ.FTS.B , Zero Cpn , 3/11/26 ... 6,118 5,858
8174151.SQ.FTS.B , Zero Cpn , 3/11/26 ... 1,039 972
8174173.SQ.FTS.B , Zero Cpn , 3/11/26 ... 61,249 58,248
8176753.SQ.FTS.B , Zero Cpn , 3/12/26 ... 6,502 6,200
8176992.SQ.FTS.B , Zero Cpn , 3/12/26 ... 2,025 1,909
8177085.SQ.FTS.B , Zero Cpn , 3/12/26 ... 180 174
8177092.SQ.FTS.B , Zero Cpn , 3/12/26 ... 3,657 3,268
8177214.SQ.FTS.B , Zero Cpn , 3/12/26 ... 24,687 23,563
8178144.SQ.FTS.B , Zero Cpn , 3/12/26 ... 5,962 5,645
8178311.SQ.FTS.B , Zero Cpn , 3/12/26 ... 5,841 5,101
8178538.SQ.FTS.B , Zero Cpn , 3/12/26 ... 6,947 6,681
8178727.SQ.FTS.B , Zero Cpn , 3/12/26 ... 8,562 8,151
8178850.SQ.FTS.B , Zero Cpn , 3/12/26 ... 21,266 20,394
8179370.SQ.FTS.B , Zero Cpn , 3/12/26 ... 4,333 4,161
8179483.SQ.FTS.B , Zero Cpn , 3/12/26 ... 28,655 27,431
8179972.SQ.FTS.B , Zero Cpn , 3/12/26 ... 1,377 1,171
8179992.SQ.FTS.B , Zero Cpn , 3/12/26 ... 35,767 33,092
8180838.SQ.FTS.B , Zero Cpn , 3/13/26 ... 1,761 1,458
8180911.SQ.FTS.B , Zero Cpn , 3/13/26 ... 5,695 5,401
8181035.SQ.FTS.B , Zero Cpn , 3/13/26 ... 1,622 1,538
8181122.SQ.FTS.B , Zero Cpn , 3/13/26 ... 3,912 3,725
8181270.SQ.FTS.B , Zero Cpn , 3/13/26 ... 19,724 18,274
8181944.SQ.FTS.B , Zero Cpn , 3/13/26 ... 945 889
8181986.SQ.FTS.B , Zero Cpn , 3/13/26 ... 2,514 2,008
8182060.SQ.FTS.B , Zero Cpn , 3/13/26 ... 6,061 5,766
8182169.SQ.FTS.B , Zero Cpn , 3/13/26 ... 6,388 5,892
8182281.SQ.FTS.B , Zero Cpn , 3/13/26 ... 6,099 5,452
8182425.SQ.FTS.B , Zero Cpn , 3/13/26 ... 1,302 1,194
8182440.SQ.FTS.B , Zero Cpn , 3/13/26 ... 4,751 4,547
8182606.SQ.FTS.B , Zero Cpn , 3/13/26 ... 1,581 1,414
8182647.SQ.FTS.B , Zero Cpn , 3/13/26 ... 522 498
8182655.SQ.FTS.B , Zero Cpn , 3/13/26 ... 3,851 3,676
8182673.SQ.FTS.B , Zero Cpn , 3/13/26 ... 13,921 13,247
8182936.SQ.FTS.B , Zero Cpn , 3/13/26 ... 21,801 20,874
8183479.SQ.FTS.B , Zero Cpn , 3/13/26 ... 2,042 1,956
8183578.SQ.FTS.B , Zero Cpn , 3/13/26 ... 12,306 11,641
8183867.SQ.FTS.B , Zero Cpn , 3/13/26 ... 9,720 9,180
8184135.SQ.FTS.B , Zero Cpn , 3/13/26 ... 2,421 2,240
8184207.SQ.FTS.B , Zero Cpn , 3/13/26 ... 8,845 8,447
8184247.SQ.FTS.B , Zero Cpn , 3/14/26 ... 4,013 3,791
8184322.SQ.FTS.B , Zero Cpn , 3/14/26 ... 2,393 2,091
8184364.SQ.FTS.B , Zero Cpn , 3/14/26 ... 3,719 3,512
8184422.SQ.FTS.B , Zero Cpn , 3/14/26 ... 15,739 14,574
8184632.SQ.FTS.B , Zero Cpn , 3/14/26 ... 27,133 25,850
8185085.SQ.FTS.B , Zero Cpn , 3/14/26 ... 942 883
8185101.SQ.FTS.B , Zero Cpn , 3/14/26 ... 729 669
8185108.SQ.FTS.B , Zero Cpn , 3/14/26 ... 17,261 16,493
8185429.SQ.FTS.B , Zero Cpn , 3/15/26 ... 1,433 1,365
8185454.SQ.FTS.B , Zero Cpn , 3/15/26 ... 19,248 18,386
8185742.SQ.FTS.B , Zero Cpn , 3/15/26 ... 5,135 4,870
8185824.SQ.FTS.B , Zero Cpn , 3/15/26 ... 6,318 5,828
8185926.SQ.FTS.B , Zero Cpn , 3/15/26 ... 4,789 4,562
8186025.SQ.FTS.B , Zero Cpn , 3/15/26 ... 4,953 4,723
8186305.SQ.FTS.B , Zero Cpn , 3/16/26 ... 7,043 6,499
8186416.SQ.FTS.B , Zero Cpn , 3/16/26 ... 1,923 1,806
8186452.SQ.FTS.B , Zero Cpn , 3/16/26 ... 4,061 3,877
8186568.SQ.FTS.B , Zero Cpn , 3/16/26 ... 2,229 2,109
Description
Principal
Amount Value
Block, Inc. (continued)
8186622.SQ.FTS.B , Zero Cpn , 3/16/26 ... $ 4,076 $ 3,889
8186771.SQ.FTS.B , Zero Cpn , 3/16/26 ... 927 887
8186843.SQ.FTS.B , Zero Cpn , 3/16/26 ... 7,579 7,221
8187125.SQ.FTS.B , Zero Cpn , 3/16/26 ... 1,937 1,841
8187157.SQ.FTS.B , Zero Cpn , 3/16/26 ... 24,019 22,684
8187524.SQ.FTS.B , Zero Cpn , 3/16/26 ... 6,492 6,172
8187625.SQ.FTS.B , Zero Cpn , 3/16/26 ... 1,635 1,546
8187684.SQ.FTS.B , Zero Cpn , 3/16/26 ... 18,340 17,452
8187994.SQ.FTS.B , Zero Cpn , 3/16/26 ... 835 783
8188002.SQ.FTS.B , Zero Cpn , 3/16/26 ... 12,841 12,278
8188290.SQ.FTS.B , Zero Cpn , 3/16/26 ... 2,786 2,661
8188337.SQ.FTS.B , Zero Cpn , 3/16/26 ... 402 389
8188348.SQ.FTS.B , Zero Cpn , 3/16/26 ... 729 700
8188369.SQ.FTS.B , Zero Cpn , 3/16/26 ... 25,348 24,046
8188776.SQ.FTS.B , Zero Cpn , 3/16/26 ... 2,428 2,234
8188805.SQ.FTS.B , Zero Cpn , 3/16/26 ... 448 433
8188817.SQ.FTS.B , Zero Cpn , 3/16/26 ... 1,095 1,044
8188847.SQ.FTS.B , Zero Cpn , 3/16/26 ... 23,563 22,510
8189165.SQ.FTS.B , Zero Cpn , 3/16/26 ... 53,317 50,937
8190004.SQ.FTS.B , Zero Cpn , 3/17/26 ... 6,167 5,878
8190210.SQ.FTS.B , Zero Cpn , 3/17/26 ... 1,309 1,254
8190250.SQ.FTS.B , Zero Cpn , 3/17/26 ... 7,383 6,817
8190503.SQ.FTS.B , Zero Cpn , 3/17/26 ... 5,753 5,479
8190878.SQ.FTS.B , Zero Cpn , 3/17/26 ... 7,771 7,399
8191128.SQ.FTS.B , Zero Cpn , 3/17/26 ... 15,970 15,145
8191390.SQ.FTS.B , Zero Cpn , 3/17/26 ... 9,635 9,158
8191608.SQ.FTS.B , Zero Cpn , 3/17/26 ... 3,473 3,317
8191689.SQ.FTS.B , Zero Cpn , 3/17/26 ... 517 501
8191694.SQ.FTS.B , Zero Cpn , 3/17/26 ... 9,065 8,672
8191848.SQ.FTS.B , Zero Cpn , 3/17/26 ... 12,209 11,662
8192130.SQ.FTS.B , Zero Cpn , 3/17/26 ... 2,831 2,604
8192165.SQ.FTS.B , Zero Cpn , 3/17/26 ... 3,022 2,911
8192240.SQ.FTS.B , Zero Cpn , 3/17/26 ... 1,340 1,291
8192294.SQ.FTS.B , Zero Cpn , 3/17/26 ... 4,981 4,754
8192362.SQ.FTS.B , Zero Cpn , 3/17/26 ... 3,658 3,467
8192435.SQ.FTS.B , Zero Cpn , 3/17/26 ... 7,944 7,587
8192530.SQ.FTS.B , Zero Cpn , 3/17/26 ... 24,941 23,922
8192830.SQ.FTS.B , Zero Cpn , 3/17/26 ... 5,095 4,819
8192886.SQ.FTS.B , Zero Cpn , 3/17/26 ... 62,064 59,095
8193559.SQ.FTS.B , Zero Cpn , 3/18/26 ... 9,291 7,976
8193780.SQ.FTS.B , Zero Cpn , 3/18/26 ... 4,643 4,369
8193926.SQ.FTS.B , Zero Cpn , 3/18/26 ... 8,424 8,021
8194220.SQ.FTS.B , Zero Cpn , 3/18/26 ... 847 794
8194284.SQ.FTS.B , Zero Cpn , 3/18/26 ... 6,436 6,029
8194482.SQ.FTS.B , Zero Cpn , 3/18/26 ... 16,228 14,991
8194841.SQ.FTS.B , Zero Cpn , 3/18/26 ... 1,876 1,791
8194887.SQ.FTS.B , Zero Cpn , 3/18/26 ... 6,273 5,993
8195008.SQ.FTS.B , Zero Cpn , 3/18/26 ... 22,280 21,200
8195426.SQ.FTS.B , Zero Cpn , 3/18/26 ... 2,341 1,959
8195481.SQ.FTS.B , Zero Cpn , 3/18/26 ... 15,164 12,224
8195667.SQ.FTS.B , Zero Cpn , 3/18/26 ... 5,343 5,105
8195728.SQ.FTS.B , Zero Cpn , 3/18/26 ... 5,179 4,914
8195862.SQ.FTS.B , Zero Cpn , 3/18/26 ... 15,394 14,645
8196125.SQ.FTS.B , Zero Cpn , 3/18/26 ... 14,169 13,536
8196347.SQ.FTS.B , Zero Cpn , 3/18/26 ... 8,457 7,979
8196535.SQ.FTS.B , Zero Cpn , 3/18/26 ... 19,108 18,167
8196839.SQ.FTS.B , Zero Cpn , 3/18/26 ... 32,070 30,416
8198902.SQ.FTS.B , Zero Cpn , 3/19/26 ... 38,015 36,139

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8199999.SQ.FTS.B , Zero Cpn , 3/19/26 ... $ 47,098 $ 44,651
8200963.SQ.FTS.B , Zero Cpn , 3/19/26 ... 6,084 5,749
8201077.SQ.FTS.B , Zero Cpn , 3/19/26 ... 2,042 1,889
8201149.SQ.FTS.B , Zero Cpn , 3/19/26 ... 5,183 4,911
8201244.SQ.FTS.B , Zero Cpn , 3/19/26 ... 4,664 4,379
8201329.SQ.FTS.B , Zero Cpn , 3/19/26 ... 40,208 38,272
8202370.SQ.FTS.B , Zero Cpn , 3/19/26 ... 4,152 3,950
8202429.SQ.FTS.B , Zero Cpn , 3/19/26 ... 9,143 8,749
8202596.SQ.FTS.B , Zero Cpn , 3/19/26 ... 10,406 9,732
8202739.SQ.FTS.B , Zero Cpn , 3/20/26 ... 8,884 8,449
8203020.SQ.FTS.B , Zero Cpn , 3/20/26 ... 10,692 10,207
8203377.SQ.FTS.B , Zero Cpn , 3/20/26 ... 4,394 4,111
8203582.SQ.FTS.B , Zero Cpn , 3/20/26 ... 4,538 4,307
8203742.SQ.FTS.B , Zero Cpn , 3/20/26 ... 8,007 7,534
8203882.SQ.FTS.B , Zero Cpn , 3/20/26 ... 874 822
8203904.SQ.FTS.B , Zero Cpn , 3/20/26 ... 6,051 5,532
8204032.SQ.FTS.B , Zero Cpn , 3/20/26 ... 19,006 18,063
8204347.SQ.FTS.B , Zero Cpn , 3/20/26 ... 3,698 3,525
8204408.SQ.FTS.B , Zero Cpn , 3/20/26 ... 1,877 1,778
8204428.SQ.FTS.B , Zero Cpn , 3/20/26 ... 13,491 12,694
8204832.SQ.FTS.B , Zero Cpn , 3/20/26 ... 2,505 2,321
8204880.SQ.FTS.B , Zero Cpn , 3/20/26 ... 15,972 15,216
8205166.SQ.FTS.B , Zero Cpn , 3/20/26 ... 39,183 35,584
8205861.SQ.FTS.B , Zero Cpn , 3/20/26 ... 853 824
8205876.SQ.FTS.B , Zero Cpn , 3/20/26 ... 8,070 7,653
8206048.SQ.FTS.B , Zero Cpn , 3/20/26 ... 24,489 22,171
8206117.SQ.FTS.B , Zero Cpn , 3/21/26 ... 50,594 47,735
8206858.SQ.FTS.B , Zero Cpn , 3/21/26 ... 1,708 1,619
8206889.SQ.FTS.B , Zero Cpn , 3/21/26 ... 2,451 2,335
8206932.SQ.FTS.B , Zero Cpn , 3/21/26 ... 1,154 1,058
8206946.SQ.FTS.B , Zero Cpn , 3/21/26 ... 21,701 20,525
8207283.SQ.FTS.B , Zero Cpn , 3/22/26 ... 6,852 6,543
8207378.SQ.FTS.B , Zero Cpn , 3/22/26 ... 6,996 6,675
8207485.SQ.FTS.B , Zero Cpn , 3/22/26 ... 20,033 19,097
8207770.SQ.FTS.B , Zero Cpn , 3/22/26 ... 5,483 5,217
8207857.SQ.FTS.B , Zero Cpn , 3/22/26 ... 3,493 3,325
8207913.SQ.FTS.B , Zero Cpn , 3/22/26 ... 2,119 2,005
8208175.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,143 2,041
8208205.SQ.FTS.B , Zero Cpn , 3/23/26 ... 1,816 1,727
8208243.SQ.FTS.B , Zero Cpn , 3/23/26 ... 9,521 9,029
8208433.SQ.FTS.B , Zero Cpn , 3/23/26 ... 6,225 5,858
8208620.SQ.FTS.B , Zero Cpn , 3/23/26 ... 932 873
8208651.SQ.FTS.B , Zero Cpn , 3/23/26 ... 5,092 4,563
8208935.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,516 4,285
8209065.SQ.FTS.B , Zero Cpn , 3/23/26 ... 5,386 5,100
8209197.SQ.FTS.B , Zero Cpn , 3/23/26 ... 9,025 8,618
8209356.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,882 4,523
8209494.SQ.FTS.B , Zero Cpn , 3/23/26 ... 10,287 9,649
8209688.SQ.FTS.B , Zero Cpn , 3/23/26 ... 2,065 1,939
8209725.SQ.FTS.B , Zero Cpn , 3/23/26 ... 7,659 7,284
8209856.SQ.FTS.B , Zero Cpn , 3/23/26 ... 1,820 1,711
8209877.SQ.FTS.B , Zero Cpn , 3/23/26 ... 8,948 8,393
8210054.SQ.FTS.B , Zero Cpn , 3/23/26 ... 20,309 19,261
8210434.SQ.FTS.B , Zero Cpn , 3/23/26 ... 7,408 7,013
8210573.SQ.FTS.B , Zero Cpn , 3/23/26 ... 21,211 19,612
8210859.SQ.FTS.B , Zero Cpn , 3/23/26 ... 10,763 9,977
8210991.SQ.FTS.B , Zero Cpn , 3/23/26 ... 10,779 10,200
8211155.SQ.FTS.B , Zero Cpn , 3/23/26 ... 7,777 7,402
Description
Principal
Amount Value
Block, Inc. (continued)
8211264.SQ.FTS.B , Zero Cpn , 3/23/26 ... $ 2,091 $ 1,991
8211313.SQ.FTS.B , Zero Cpn , 3/23/26 ... 5,757 5,458
8211427.SQ.FTS.B , Zero Cpn , 3/23/26 ... 4,142 3,843
8211527.SQ.FTS.B , Zero Cpn , 3/23/26 ... 729 698
8211569.SQ.FTS.B , Zero Cpn , 3/23/26 ... 1,096 901
8211578.SQ.FTS.B , Zero Cpn , 3/23/26 ... 90,277 85,760
8211765.SQ.FTS.B , Zero Cpn , 3/24/26 ... 4,329 3,863
8211937.SQ.FTS.B , Zero Cpn , 3/24/26 ... 6,403 6,085
8212239.SQ.FTS.B , Zero Cpn , 3/24/26 ... 856 786
8212296.SQ.FTS.B , Zero Cpn , 3/24/26 ... 1,233 1,175
8212374.SQ.FTS.B , Zero Cpn , 3/24/26 ... 9,691 9,279
8212832.SQ.FTS.B , Zero Cpn , 3/24/26 ... 3,219 3,074
8212933.SQ.FTS.B , Zero Cpn , 3/24/26 ... 6,744 6,143
8213079.SQ.FTS.B , Zero Cpn , 3/24/26 ... 2,225 2,134
8213124.SQ.FTS.B , Zero Cpn , 3/24/26 ... 1,139 1,097
8213165.SQ.FTS.B , Zero Cpn , 3/24/26 ... 6,420 6,121
8213297.SQ.FTS.B , Zero Cpn , 3/24/26 ... 5,274 4,958
8213436.SQ.FTS.B , Zero Cpn , 3/24/26 ... 2,417 2,297
8213507.SQ.FTS.B , Zero Cpn , 3/24/26 ... 21,361 20,112
8213965.SQ.FTS.B , Zero Cpn , 3/24/26 ... 3,898 3,714
8214068.SQ.FTS.B , Zero Cpn , 3/24/26 ... 16,585 14,370
8214336.SQ.FTS.B , Zero Cpn , 3/24/26 ... 2,145 2,045
8214387.SQ.FTS.B , Zero Cpn , 3/24/26 ... 7,914 7,317
8214561.SQ.FTS.B , Zero Cpn , 3/24/26 ... 4,827 4,599
8214690.SQ.FTS.B , Zero Cpn , 3/24/26 ... 41,260 39,323
8215003.SQ.FTS.B , Zero Cpn , 3/25/26 ... 14,570 13,723
8215377.SQ.FTS.B , Zero Cpn , 3/25/26 ... 24,237 22,127
8216077.SQ.FTS.B , Zero Cpn , 3/25/26 ... 2,171 2,001
8216170.SQ.FTS.B , Zero Cpn , 3/25/26 ... 27,643 26,375
8216765.SQ.FTS.B , Zero Cpn , 3/25/26 ... 18,352 15,935
8217075.SQ.FTS.B , Zero Cpn , 3/25/26 ... 3,019 2,854
8217140.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,009 964
8217160.SQ.FTS.B , Zero Cpn , 3/25/26 ... 10,132 9,612
8217448.SQ.FTS.B , Zero Cpn , 3/25/26 ... 2,149 1,921
8217536.SQ.FTS.B , Zero Cpn , 3/25/26 ... 7,525 7,166
8217825.SQ.FTS.B , Zero Cpn , 3/25/26 ... 1,827 1,744
8217874.SQ.FTS.B , Zero Cpn , 3/25/26 ... 44,314 42,329
8220558.SQ.FTS.B , Zero Cpn , 3/26/26 ... 7,209 6,747
8220835.SQ.FTS.B , Zero Cpn , 3/26/26 ... 4,433 4,049
8220981.SQ.FTS.B , Zero Cpn , 3/26/26 ... 1,629 1,517
8221039.SQ.FTS.B , Zero Cpn , 3/26/26 ... 8,427 7,858
8221453.SQ.FTS.B , Zero Cpn , 3/26/26 ... 17,645 16,441
8221996.SQ.FTS.B , Zero Cpn , 3/26/26 ... 4,076 3,802
8222105.SQ.FTS.B , Zero Cpn , 3/26/26 ... 1,327 1,241
8222143.SQ.FTS.B , Zero Cpn , 3/26/26 ... 5,255 4,836
8222408.SQ.FTS.B , Zero Cpn , 3/26/26 ... 2,034 1,856
8222478.SQ.FTS.B , Zero Cpn , 3/26/26 ... 2,292 2,135
8222561.SQ.FTS.B , Zero Cpn , 3/26/26 ... 6,179 5,714
8222713.SQ.FTS.B , Zero Cpn , 3/26/26 ... 4,289 3,943
8222834.SQ.FTS.B , Zero Cpn , 3/26/26 ... 47,170 43,770
4581962.SQ.FTS.B , Zero Cpn , 4/03/33 ... 1,755 –
4581979.SQ.FTS.B , Zero Cpn , 4/03/33 ... 2,035 –
4582384.SQ.FTS.B , Zero Cpn , 4/03/33 ... 863 –
4586446.SQ.FTS.B , Zero Cpn , 4/04/33 ... 5,636 –
4590729.SQ.FTS.B , Zero Cpn , 4/06/33 ... 1,383 –
4591813.SQ.FTS.B , Zero Cpn , 4/06/33 ... 2,891 –
4591961.SQ.FTS.B , Zero Cpn , 4/06/33 ... 1,338 –
4592572.SQ.FTS.B , Zero Cpn , 4/06/33 ... 449 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4593610.SQ.FTS.B , Zero Cpn , 4/06/33 ... $ 993 $ –
4604000.SQ.FTS.B , Zero Cpn , 4/09/33 ... 8,181 –
4604804.SQ.FTS.B , Zero Cpn , 4/09/33 ... 785 –
4605063.SQ.FTS.B , Zero Cpn , 4/10/33 ... 1,320 –
4605658.SQ.FTS.B , Zero Cpn , 4/10/33 ... 6,711 –
4606063.SQ.FTS.B , Zero Cpn , 4/11/33 ... 2,752 –
4606489.SQ.FTS.B , Zero Cpn , 4/11/33 ... 12,498 –
4606620.SQ.FTS.B , Zero Cpn , 4/11/33 ... 668 –
4606932.SQ.FTS.B , Zero Cpn , 4/11/33 ... 2,572 –
4609460.SQ.FTS.B , Zero Cpn , 4/12/33 ... 2,479 –
4609493.SQ.FTS.B , Zero Cpn , 4/12/33 ... 1,353 –
4610482.SQ.FTS.B , Zero Cpn , 4/13/33 ... 3,367 –
4622664.SQ.FTS.B , Zero Cpn , 4/15/33 ... 3,107 –
4622864.SQ.FTS.B , Zero Cpn , 4/15/33 ... 782 –
4624391.SQ.FTS.B , Zero Cpn , 4/17/33 ... 3,087 –
4624796.SQ.FTS.B , Zero Cpn , 4/17/33 ... 457 –
4625048.SQ.FTS.B , Zero Cpn , 4/17/33 ... 871 –
4626040.SQ.FTS.B , Zero Cpn , 4/18/33 ... 5,792 –
4628862.SQ.FTS.B , Zero Cpn , 4/19/33 ... 8,296 –
4632078.SQ.FTS.B , Zero Cpn , 4/20/33 ... 21,052 –
4638327.SQ.FTS.B , Zero Cpn , 4/22/33 ... 8,661 –
4640261.SQ.FTS.B , Zero Cpn , 4/24/33 ... 549 –
4640985.SQ.FTS.B , Zero Cpn , 4/25/33 ... 1,692 1
4641063.SQ.FTS.B , Zero Cpn , 4/25/33 ... 710 –
4643805.SQ.FTS.B , Zero Cpn , 4/25/33 ... 751 –
4649015.SQ.FTS.B , Zero Cpn , 4/27/33 ... 5,124 –
4649299.SQ.FTS.B , Zero Cpn , 4/27/33 ... 109 –
4655501.SQ.FTS.B , Zero Cpn , 4/29/33 ... 3,367 –
4657541.SQ.FTS.B , Zero Cpn , 4/30/33 ... 836 –
4660081.SQ.FTS.B , Zero Cpn , 5/01/33 ... 422 –
4664137.SQ.FTS.B , Zero Cpn , 5/02/33 ... 2,149 –
4666640.SQ.FTS.B , Zero Cpn , 5/03/33 ... 10,212 –
4674918.SQ.FTS.B , Zero Cpn , 5/05/33 ... 9,934 –
4675113.SQ.FTS.B , Zero Cpn , 5/05/33 ... 163 –
4684412.SQ.FTS.B , Zero Cpn , 5/08/33 ... 2,706 –
4707828.SQ.FTS.B , Zero Cpn , 5/11/33 ... 69 –
4713712.SQ.FTS.B , Zero Cpn , 5/13/33 ... 105 –
4720634.SQ.FTS.B , Zero Cpn , 5/16/33 ... 7,932 –
4725524.SQ.FTS.B , Zero Cpn , 5/17/33 ... 19,384 1
4741690.SQ.FTS.B , Zero Cpn , 5/18/33 ... 524 –
4744012.SQ.FTS.B , Zero Cpn , 5/18/33 ... 2,539 1
4755474.SQ.FTS.B , Zero Cpn , 5/22/33 ... 1,198 –
4756626.SQ.FTS.B , Zero Cpn , 5/22/33 ... 1,529 –
4757364.SQ.FTS.B , Zero Cpn , 5/22/33 ... 2,804 –
4790013.SQ.FTS.B , Zero Cpn , 5/29/33 ... 140 –
4807316.SQ.FTS.B , Zero Cpn , 6/02/33 ... 297 –
4810447.SQ.FTS.B , Zero Cpn , 6/03/33 ... 2,379 –
4814556.SQ.FTS.B , Zero Cpn , 6/04/33 ... 616 –
4814833.SQ.FTS.B , Zero Cpn , 6/04/33 ... 24,496 –
4815651.SQ.FTS.B , Zero Cpn , 6/05/33 ... 629 –
4818987.SQ.FTS.B , Zero Cpn , 6/06/33 ... 2,640 –
4819180.SQ.FTS.B , Zero Cpn , 6/07/33 ... 266 –
4819217.SQ.FTS.B , Zero Cpn , 6/07/33 ... 12,317 3
4821611.SQ.FTS.B , Zero Cpn , 6/08/33 ... 702 –
4823342.SQ.FTS.B , Zero Cpn , 6/08/33 ... 714 –
4827165.SQ.FTS.B , Zero Cpn , 6/09/33 ... 1,298 –
4831089.SQ.FTS.B , Zero Cpn , 6/10/33 ... 3,668 –
4832985.SQ.FTS.B , Zero Cpn , 6/10/33 ... 12,795 1
Description
Principal
Amount Value
Block, Inc. (continued)
4836929.SQ.FTS.B , Zero Cpn , 6/13/33 ... $ 6,637 $ –
4837116.SQ.FTS.B , Zero Cpn , 6/13/33 ... 2,784 –
4839366.SQ.FTS.B , Zero Cpn , 6/14/33 ... 11,177 –
4839716.SQ.FTS.B , Zero Cpn , 6/14/33 ... 727 –
4840254.SQ.FTS.B , Zero Cpn , 6/14/33 ... 488 –
4840334.SQ.FTS.B , Zero Cpn , 6/14/33 ... 1,577 –
4840427.SQ.FTS.B , Zero Cpn , 6/14/33 ... 6,145 –
4840766.SQ.FTS.B , Zero Cpn , 6/14/33 ... 2,241 –
4842339.SQ.FTS.B , Zero Cpn , 6/15/33 ... 565 –
4843142.SQ.FTS.B , Zero Cpn , 6/15/33 ... 3,959 –
4848471.SQ.FTS.B , Zero Cpn , 6/16/33 ... 2,931 –
4848662.SQ.FTS.B , Zero Cpn , 6/16/33 ... 5,372 –
4848703.SQ.FTS.B , Zero Cpn , 6/16/33 ... 1,526 –
4850020.SQ.FTS.B , Zero Cpn , 6/16/33 ... 156 –
4850454.SQ.FTS.B , Zero Cpn , 6/16/33 ... 1,505 –
4858016.SQ.FTS.B , Zero Cpn , 6/17/33 ... 652 –
4860376.SQ.FTS.B , Zero Cpn , 6/17/33 ... 1,539 –
4860428.SQ.FTS.B , Zero Cpn , 6/17/33 ... 179 –
4860575.SQ.FTS.B , Zero Cpn , 6/17/33 ... 431 –
4861177.SQ.FTS.B , Zero Cpn , 6/17/33 ... 526 –
4861282.SQ.FTS.B , Zero Cpn , 6/17/33 ... 2,636 –
4861902.SQ.FTS.B , Zero Cpn , 6/18/33 ... 1,428 –
4861917.SQ.FTS.B , Zero Cpn , 6/18/33 ... 3,378 1
4863326.SQ.FTS.B , Zero Cpn , 6/19/33 ... 3,221 1
4863471.SQ.FTS.B , Zero Cpn , 6/19/33 ... 7,932 –
4866438.SQ.FTS.B , Zero Cpn , 6/20/33 ... 954 –
4866709.SQ.FTS.B , Zero Cpn , 6/20/33 ... 1,837 –
4867919.SQ.FTS.B , Zero Cpn , 6/21/33 ... 6,047 –
4868143.SQ.FTS.B , Zero Cpn , 6/21/33 ... 4,894 –
4868584.SQ.FTS.B , Zero Cpn , 6/21/33 ... 5,694 –
4881733.SQ.FTS.B , Zero Cpn , 6/28/33 ... 726 –
4881919.SQ.FTS.B , Zero Cpn , 6/28/33 ... 793 –
4882161.SQ.FTS.B , Zero Cpn , 6/28/33 ... 176 –
4884630.SQ.FTS.B , Zero Cpn , 6/29/33 ... 527 –
4885937.SQ.FTS.B , Zero Cpn , 6/29/33 ... 2,665 –
4889629.SQ.FTS.B , Zero Cpn , 7/01/33 ... 2,050 –
4889899.SQ.FTS.B , Zero Cpn , 7/02/33 ... 5,336 –
4890016.SQ.FTS.B , Zero Cpn , 7/02/33 ... 1,471 –
4891423.SQ.FTS.B , Zero Cpn , 7/03/33 ... 3,072 –
4901412.SQ.FTS.B , Zero Cpn , 7/07/33 ... 183 –
4901767.SQ.FTS.B , Zero Cpn , 7/07/33 ... 5,222 –
4903860.SQ.FTS.B , Zero Cpn , 7/09/33 ... 2,273 –
4905084.SQ.FTS.B , Zero Cpn , 7/10/33 ... 1,978 –
4906129.SQ.FTS.B , Zero Cpn , 7/10/33 ... 652 –
4924498.SQ.FTS.B , Zero Cpn , 7/17/33 ... 2,892 1
4925900.SQ.FTS.B , Zero Cpn , 7/18/33 ... 1,919 –
4926237.SQ.FTS.B , Zero Cpn , 7/18/33 ... 7,821 –
4926957.SQ.FTS.B , Zero Cpn , 7/19/33 ... 1,660 –
4928138.SQ.FTS.B , Zero Cpn , 7/19/33 ... 6,946 –
4928279.SQ.FTS.B , Zero Cpn , 7/19/33 ... 991 –
4928795.SQ.FTS.B , Zero Cpn , 7/19/33 ... 21,198 1
4931407.SQ.FTS.B , Zero Cpn , 7/20/33 ... 758 –
4931889.SQ.FTS.B , Zero Cpn , 7/20/33 ... 1,469 –
4933844.SQ.FTS.B , Zero Cpn , 7/21/33 ... 19,305 –
4935340.SQ.FTS.B , Zero Cpn , 7/22/33 ... 172 –
4935527.SQ.FTS.B , Zero Cpn , 7/22/33 ... 1,418 –
4935556.SQ.FTS.B , Zero Cpn , 7/22/33 ... 496 –
4935758.SQ.FTS.B , Zero Cpn , 7/23/33 ... 717 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4935784.SQ.FTS.B , Zero Cpn , 7/23/33 ... $ 749 $ –
4936861.SQ.FTS.B , Zero Cpn , 7/24/33 ... 1,307 –
4937255.SQ.FTS.B , Zero Cpn , 7/24/33 ... 1,941 –
4954900.SQ.FTS.B , Zero Cpn , 7/28/33 ... 4,177 –
4962054.SQ.FTS.B , Zero Cpn , 7/31/33 ... 8,398 1
4962523.SQ.FTS.B , Zero Cpn , 7/31/33 ... 4,563 –
4964207.SQ.FTS.B , Zero Cpn , 8/01/33 ... 872 –
4967874.SQ.FTS.B , Zero Cpn , 8/02/33 ... 6,630 –
4976894.SQ.FTS.B , Zero Cpn , 8/07/33 ... 2,452 –
4977295.SQ.FTS.B , Zero Cpn , 8/07/33 ... 5,717 –
4980302.SQ.FTS.B , Zero Cpn , 8/08/33 ... 5,164 1
4980891.SQ.FTS.B , Zero Cpn , 8/08/33 ... 7,938 –
4985573.SQ.FTS.B , Zero Cpn , 8/10/33 ... 3,505 –
4985801.SQ.FTS.B , Zero Cpn , 8/10/33 ... 3,070 –
4986950.SQ.FTS.B , Zero Cpn , 8/10/33 ... 1,026 –
4989680.SQ.FTS.B , Zero Cpn , 8/11/33 ... 6,187 –
4990405.SQ.FTS.B , Zero Cpn , 8/12/33 ... 3,440 –
4990927.SQ.FTS.B , Zero Cpn , 8/12/33 ... 1,216 –
4991162.SQ.FTS.B , Zero Cpn , 8/13/33 ... 5,956 –
4993286.SQ.FTS.B , Zero Cpn , 8/14/33 ... 1,167 –
4993377.SQ.FTS.B , Zero Cpn , 8/14/33 ... 1,027 –
4993884.SQ.FTS.B , Zero Cpn , 8/14/33 ... 2,371 –
4994636.SQ.FTS.B , Zero Cpn , 8/15/33 ... 1,945 –
4999801.SQ.FTS.B , Zero Cpn , 8/15/33 ... 7,631 –
5002638.SQ.FTS.B , Zero Cpn , 8/15/33 ... 1,671 –
5002851.SQ.FTS.B , Zero Cpn , 8/15/33 ... 2,134 –
5003760.SQ.FTS.B , Zero Cpn , 8/15/33 ... 2,712 –
5017280.SQ.FTS.B , Zero Cpn , 8/17/33 ... 6,962 –
5019634.SQ.FTS.B , Zero Cpn , 8/17/33 ... 1,814 –
5024347.SQ.FTS.B , Zero Cpn , 8/18/33 ... 2,526 –
5025260.SQ.FTS.B , Zero Cpn , 8/18/33 ... 427 –
5025377.SQ.FTS.B , Zero Cpn , 8/18/33 ... 4,937 –
5025999.SQ.FTS.B , Zero Cpn , 8/19/33 ... 4,449 –
5026387.SQ.FTS.B , Zero Cpn , 8/19/33 ... 1,641 –
5027200.SQ.FTS.B , Zero Cpn , 8/21/33 ... 811 –
5034542.SQ.FTS.B , Zero Cpn , 8/23/33 ... 3,605 –
5035879.SQ.FTS.B , Zero Cpn , 8/23/33 ... 757 –
5037885.SQ.FTS.B , Zero Cpn , 8/24/33 ... 10,799 –
5041320.SQ.FTS.B , Zero Cpn , 8/25/33 ... 6,419 –
5044612.SQ.FTS.B , Zero Cpn , 8/27/33 ... 309 –
5045398.SQ.FTS.B , Zero Cpn , 8/28/33 ... 9,125 –
5045876.SQ.FTS.B , Zero Cpn , 8/28/33 ... 6,187 –
5047833.SQ.FTS.B , Zero Cpn , 8/28/33 ... 3,738 –
5048228.SQ.FTS.B , Zero Cpn , 9/01/33 ... 273 –
5049827.SQ.FTS.B , Zero Cpn , 9/01/33 ... 3,982 –
5050370.SQ.FTS.B , Zero Cpn , 9/01/33 ... 17,390 –
5051202.SQ.FTS.B , Zero Cpn , 9/02/33 ... 402 –
5051339.SQ.FTS.B , Zero Cpn , 9/02/33 ... 1,372 –
5059388.SQ.FTS.B , Zero Cpn , 9/04/33 ... 578 –
5059779.SQ.FTS.B , Zero Cpn , 9/04/33 ... 14,603 1
5061477.SQ.FTS.B , Zero Cpn , 9/04/33 ... 5,939 –
5062144.SQ.FTS.B , Zero Cpn , 9/05/33 ... 400 –
5065231.SQ.FTS.B , Zero Cpn , 9/07/33 ... 7,752 –
5066009.SQ.FTS.B , Zero Cpn , 9/08/33 ... 6,697 –
5067639.SQ.FTS.B , Zero Cpn , 9/08/33 ... 8,253 –
5068585.SQ.FTS.B , Zero Cpn , 9/08/33 ... 2,845 –
5069032.SQ.FTS.B , Zero Cpn , 9/09/33 ... 5,008 –
5069067.SQ.FTS.B , Zero Cpn , 9/09/33 ... 12,169 –
Description
Principal
Amount Value
Block, Inc. (continued)
5073148.SQ.FTS.B , Zero Cpn , 9/10/33 ... $ 7,251 $ –
5074113.SQ.FTS.B , Zero Cpn , 9/10/33 ... 38,423 1
5074740.SQ.FTS.B , Zero Cpn , 9/10/33 ... 3,030 –
5074780.SQ.FTS.B , Zero Cpn , 9/10/33 ... 1,174 –
5078382.SQ.FTS.B , Zero Cpn , 9/12/33 ... 979 –
5080951.SQ.FTS.B , Zero Cpn , 9/14/33 ... 654 –
5081394.SQ.FTS.B , Zero Cpn , 9/14/33 ... 9,547 –
5082041.SQ.FTS.B , Zero Cpn , 9/14/33 ... 2,897 –
5082286.SQ.FTS.B , Zero Cpn , 9/15/33 ... 2,381 –
5086472.SQ.FTS.B , Zero Cpn , 9/16/33 ... 1,605 –
5086626.SQ.FTS.B , Zero Cpn , 9/16/33 ... 1,016 –
5089593.SQ.FTS.B , Zero Cpn , 9/17/33 ... 3,289 –
5090813.SQ.FTS.B , Zero Cpn , 9/17/33 ... 4,919 –
5091416.SQ.FTS.B , Zero Cpn , 9/18/33 ... 13,871 –
5092572.SQ.FTS.B , Zero Cpn , 9/18/33 ... 4,043 –
5093886.SQ.FTS.B , Zero Cpn , 9/19/33 ... 2,277 –
5094586.SQ.FTS.B , Zero Cpn , 9/20/33 ... 2,003 –
5095170.SQ.FTS.B , Zero Cpn , 9/21/33 ... 2,536 –
5096503.SQ.FTS.B , Zero Cpn , 9/21/33 ... 9,495 –
5097173.SQ.FTS.B , Zero Cpn , 9/21/33 ... 729 –
5098444.SQ.FTS.B , Zero Cpn , 9/22/33 ... 4,780 –
5099132.SQ.FTS.B , Zero Cpn , 9/22/33 ... 37,393 –
5102220.SQ.FTS.B , Zero Cpn , 9/23/33 ... 2,484 –
5104481.SQ.FTS.B , Zero Cpn , 9/24/33 ... 1,513 –
5107188.SQ.FTS.B , Zero Cpn , 9/24/33 ... 2,474 –
5109124.SQ.FTS.B , Zero Cpn , 9/25/33 ... 519 –
5109714.SQ.FTS.B , Zero Cpn , 9/25/33 ... 8,108 –
5111943.SQ.FTS.B , Zero Cpn , 9/28/33 ... 851 –
5113482.SQ.FTS.B , Zero Cpn , 9/28/33 ... 1,621 –
5114309.SQ.FTS.B , Zero Cpn , 9/28/33 ... 906 –
5114403.SQ.FTS.B , Zero Cpn , 9/28/33 ... 1,028 –
5115942.SQ.FTS.B , Zero Cpn , 9/29/33 ... 25,309 –
5117310.SQ.FTS.B , Zero Cpn , 9/30/33 ... 4,690 –
5118308.SQ.FTS.B , Zero Cpn , 9/30/33 ... 6,298 –
5118981.SQ.FTS.B , Zero Cpn , 9/30/33 ... 3,773 –
5119496.SQ.FTS.B , Zero Cpn , 9/30/33 ... 4,666 –
5122010.SQ.FTS.B , Zero Cpn , 9/30/33 ... 629 –
5122298.SQ.FTS.B , Zero Cpn , 9/30/33 ... 1,008 –
5125832.SQ.FTS.B , Zero Cpn , 10/01/33 .. 649 –
5126318.SQ.FTS.B , Zero Cpn , 10/01/33 .. 305 –
5128139.SQ.FTS.B , Zero Cpn , 10/02/33 .. 1,521 –
5128160.SQ.FTS.B , Zero Cpn , 10/02/33 .. 2,113 –
5129089.SQ.FTS.B , Zero Cpn , 10/03/33 .. 5,922 –
5131068.SQ.FTS.B , Zero Cpn , 10/04/33 .. 995 –
5134453.SQ.FTS.B , Zero Cpn , 10/05/33 .. 589 –
5134858.SQ.FTS.B , Zero Cpn , 10/05/33 .. 206 –
5135989.SQ.FTS.B , Zero Cpn , 10/05/33 .. 6,343 –
5138063.SQ.FTS.B , Zero Cpn , 10/06/33 .. 13,589 –
5143578.SQ.FTS.B , Zero Cpn , 10/07/33 .. 597 –
5143602.SQ.FTS.B , Zero Cpn , 10/07/33 .. 1,106 –
5143636.SQ.FTS.B , Zero Cpn , 10/07/33 .. 22,568 –
5144702.SQ.FTS.B , Zero Cpn , 10/07/33 .. 2,530 –
5145611.SQ.FTS.B , Zero Cpn , 10/08/33 .. 415 –
5145759.SQ.FTS.B , Zero Cpn , 10/08/33 .. 11,012 1
5147227.SQ.FTS.B , Zero Cpn , 10/08/33 .. 2,903 –
5148494.SQ.FTS.B , Zero Cpn , 10/09/33 .. 769 –
5149258.SQ.FTS.B , Zero Cpn , 10/10/33 .. 2,200 –
5153196.SQ.FTS.B , Zero Cpn , 10/11/33 .. 13,914 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5154671.SQ.FTS.B , Zero Cpn , 10/12/33 .. $ 674 $ –
5154721.SQ.FTS.B , Zero Cpn , 10/12/33 .. 364 –
5155863.SQ.FTS.B , Zero Cpn , 10/12/33 .. 10,908 –
5158276.SQ.FTS.B , Zero Cpn , 10/13/33 .. 4,505 –
5164900.SQ.FTS.B , Zero Cpn , 10/14/33 .. 2,484 –
5165031.SQ.FTS.B , Zero Cpn , 10/14/33 .. 523 –
5165513.SQ.FTS.B , Zero Cpn , 10/14/33 .. 535 –
5167068.SQ.FTS.B , Zero Cpn , 10/15/33 .. 886 –
5167306.SQ.FTS.B , Zero Cpn , 10/15/33 .. 112 –
5167520.SQ.FTS.B , Zero Cpn , 10/15/33 .. 792 –
5178623.SQ.FTS.B , Zero Cpn , 10/18/33 .. 2,451 –
5184669.SQ.FTS.B , Zero Cpn , 10/19/33 .. 3,872 –
5185667.SQ.FTS.B , Zero Cpn , 10/20/33 .. 14,855 –
5204516.SQ.FTS.B , Zero Cpn , 10/22/33 .. 12,116 –
5216243.SQ.FTS.B , Zero Cpn , 10/26/33 .. 2,570 –
5218743.SQ.FTS.B , Zero Cpn , 10/26/33 .. 14,574 –
5220666.SQ.FTS.B , Zero Cpn , 10/26/33 .. 343 –
5220688.SQ.FTS.B , Zero Cpn , 10/26/33 .. 25,349 5
5234308.SQ.FTS.B , Zero Cpn , 10/28/33 .. 2,041 –
5235201.SQ.FTS.B , Zero Cpn , 10/29/33 .. 1,059 –
5239980.SQ.FTS.B , Zero Cpn , 10/30/33 .. 4,342 –
5240149.SQ.FTS.B , Zero Cpn , 10/30/33 .. 487 –
5240240.SQ.FTS.B , Zero Cpn , 10/30/33 .. 3,565 –
5240977.SQ.FTS.B , Zero Cpn , 11/01/33 .. 1,605 –
5243643.SQ.FTS.B , Zero Cpn , 11/02/33 .. 3,274 –
5243677.SQ.FTS.B , Zero Cpn , 11/02/33 .. 199 –
5246929.SQ.FTS.B , Zero Cpn , 11/03/33 .. 3,004 –
5248838.SQ.FTS.B , Zero Cpn , 11/03/33 .. 3,589 –
5249081.SQ.FTS.B , Zero Cpn , 11/03/33 .. 1,535 –
5250046.SQ.FTS.B , Zero Cpn , 11/03/33 .. 104 –
5251234.SQ.FTS.B , Zero Cpn , 11/03/33 .. 12,595 –
5251513.SQ.FTS.B , Zero Cpn , 11/03/33 .. 1,257 –
5262859.SQ.FTS.B , Zero Cpn , 11/05/33 .. 6,228 –
5270493.SQ.FTS.B , Zero Cpn , 11/06/33 .. 1,448 –
5271294.SQ.FTS.B , Zero Cpn , 11/06/33 .. 743 –
5271481.SQ.FTS.B , Zero Cpn , 11/06/33 .. 872 –
5271882.SQ.FTS.B , Zero Cpn , 11/06/33 .. 6,771 1
5273816.SQ.FTS.B , Zero Cpn , 11/08/33 .. 1,760 –
5273861.SQ.FTS.B , Zero Cpn , 11/08/33 .. 2,965 –
5281948.SQ.FTS.B , Zero Cpn , 11/10/33 .. 29,541 –
5282925.SQ.FTS.B , Zero Cpn , 11/11/33 .. 2,496 –
5291714.SQ.FTS.B , Zero Cpn , 11/13/33 .. 7,230 –
5292413.SQ.FTS.B , Zero Cpn , 11/13/33 .. 7,292 –
5293647.SQ.FTS.B , Zero Cpn , 11/14/33 .. 3,154 –
5294178.SQ.FTS.B , Zero Cpn , 11/14/33 .. 4,625 –
5294931.SQ.FTS.B , Zero Cpn , 11/15/33 .. 875 –
5296152.SQ.FTS.B , Zero Cpn , 11/16/33 .. 3,005 –
5297124.SQ.FTS.B , Zero Cpn , 11/16/33 .. 4,734 –
5297679.SQ.FTS.B , Zero Cpn , 11/16/33 .. 4,327 –
5297749.SQ.FTS.B , Zero Cpn , 11/16/33 .. 4,815 1
5297998.SQ.FTS.B , Zero Cpn , 11/16/33 .. 636 –
5303325.SQ.FTS.B , Zero Cpn , 11/17/33 .. 2,069 –
5308374.SQ.FTS.B , Zero Cpn , 11/18/33 .. 1,834 –
5308440.SQ.FTS.B , Zero Cpn , 11/18/33 .. 1,850 –
5309472.SQ.FTS.B , Zero Cpn , 11/18/33 .. 3,112 –
5310662.SQ.FTS.B , Zero Cpn , 11/18/33 .. 100 1
5310909.SQ.FTS.B , Zero Cpn , 11/18/33 .. 14,880 1
5312989.SQ.FTS.B , Zero Cpn , 11/18/33 .. 886 –
Description
Principal
Amount Value
Block, Inc. (continued)
5313199.SQ.FTS.B , Zero Cpn , 11/18/33 .. $ 2,846 $ –
5313296.SQ.FTS.B , Zero Cpn , 11/18/33 .. 1,043 –
5313526.SQ.FTS.B , Zero Cpn , 11/18/33 .. 1,853 –
5316141.SQ.FTS.B , Zero Cpn , 11/19/33 .. 462 2
5318154.SQ.FTS.B , Zero Cpn , 11/19/33 .. 1,339 –
5318776.SQ.FTS.B , Zero Cpn , 11/19/33 .. 15,271 –
5319254.SQ.FTS.B , Zero Cpn , 11/19/33 .. 875 –
5321246.SQ.FTS.B , Zero Cpn , 11/20/33 .. 9,240 –
5324445.SQ.FTS.B , Zero Cpn , 11/21/33 .. 250 2
5324505.SQ.FTS.B , Zero Cpn , 11/21/33 .. 732 –
5324511.SQ.FTS.B , Zero Cpn , 11/21/33 .. 762 –
5325032.SQ.FTS.B , Zero Cpn , 11/22/33 .. 1,289 –
5325685.SQ.FTS.B , Zero Cpn , 11/22/33 .. 671 –
5326604.SQ.FTS.B , Zero Cpn , 11/23/33 .. 1,332 3
5330352.SQ.FTS.B , Zero Cpn , 11/23/33 .. 4,757 –
5330620.SQ.FTS.B , Zero Cpn , 11/24/33 .. 262 –
5331180.SQ.FTS.B , Zero Cpn , 11/24/33 .. 2,904 –
5336855.SQ.FTS.B , Zero Cpn , 11/25/33 .. 1,657 15
5337877.SQ.FTS.B , Zero Cpn , 11/25/33 .. 256 –
5368153.SQ.FTS.B , Zero Cpn , 11/27/33 .. 1,070 –
5369187.SQ.FTS.B , Zero Cpn , 11/27/33 .. 47 1
5376799.SQ.FTS.B , Zero Cpn , 11/27/33 .. 4,624 –
5378398.SQ.FTS.B , Zero Cpn , 11/27/33 .. 32,690 1
5381030.SQ.FTS.B , Zero Cpn , 11/28/33 .. 10,498 2
5381932.SQ.FTS.B , Zero Cpn , 11/29/33 .. 741 –
5383396.SQ.FTS.B , Zero Cpn , 11/30/33 .. 105 –
5383412.SQ.FTS.B , Zero Cpn , 11/30/33 .. 2,807 –
5398394.SQ.FTS.B , Zero Cpn , 11/30/33 .. 777 –
5413606.SQ.FTS.B , Zero Cpn , 12/01/33 .. 2,850 –
5440393.SQ.FTS.B , Zero Cpn , 12/02/33 .. 513 –
5442439.SQ.FTS.B , Zero Cpn , 12/02/33 .. 1,242 –
5471273.SQ.FTS.B , Zero Cpn , 12/03/33 .. 1,167 –
5471332.SQ.FTS.B , Zero Cpn , 12/03/33 .. 12,560 1
5472730.SQ.FTS.B , Zero Cpn , 12/04/33 .. 3,743 1
5472763.SQ.FTS.B , Zero Cpn , 12/04/33 .. 2,711 1
5473236.SQ.FTS.B , Zero Cpn , 12/04/33 .. 6,897 1
5473309.SQ.FTS.B , Zero Cpn , 12/04/33 .. 1,962 –
5474033.SQ.FTS.B , Zero Cpn , 12/05/33 .. 1,011 –
5493687.SQ.FTS.B , Zero Cpn , 12/07/33 .. 1,582 –
5495244.SQ.FTS.B , Zero Cpn , 12/07/33 .. 1,565 4
5501790.SQ.FTS.B , Zero Cpn , 12/07/33 .. 1,322 –
5502597.SQ.FTS.B , Zero Cpn , 12/07/33 .. 6,676 1
5504275.SQ.FTS.B , Zero Cpn , 12/07/33 .. 1,678 –
5504334.SQ.FTS.B , Zero Cpn , 12/07/33 .. 2,881 5
5515632.SQ.FTS.B , Zero Cpn , 12/08/33 .. 876 –
5515935.SQ.FTS.B , Zero Cpn , 12/08/33 .. 1,582 2
5517225.SQ.FTS.B , Zero Cpn , 12/08/33 .. 132 –
5530682.SQ.FTS.B , Zero Cpn , 12/09/33 .. 8,257 1
5531634.SQ.FTS.B , Zero Cpn , 12/09/33 .. 16,877 6
5534538.SQ.FTS.B , Zero Cpn , 12/10/33 .. 3,044 1
5539742.SQ.FTS.B , Zero Cpn , 12/11/33 .. 3,222 2
5542232.SQ.FTS.B , Zero Cpn , 12/13/33 .. 9,576 1
5543476.SQ.FTS.B , Zero Cpn , 12/13/33 .. 697 –
5546767.SQ.FTS.B , Zero Cpn , 12/13/33 .. 9,786 10
5551837.SQ.FTS.B , Zero Cpn , 12/14/33 .. 3,976 1
5553801.SQ.FTS.B , Zero Cpn , 12/14/33 .. 15,160 3
5553995.SQ.FTS.B , Zero Cpn , 12/14/33 .. 680 –
5564400.SQ.FTS.B , Zero Cpn , 12/16/33 .. 4,180 2

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5564465.SQ.FTS.B , Zero Cpn , 12/16/33 .. $ 3,809 $ 1
5564739.SQ.FTS.B , Zero Cpn , 12/17/33 .. 4,014 2
5565342.SQ.FTS.B , Zero Cpn , 12/17/33 .. 1,550 1
5565718.SQ.FTS.B , Zero Cpn , 12/17/33 .. 1,113 –
5566977.SQ.FTS.B , Zero Cpn , 12/17/33 .. 4,680 –
5568613.SQ.FTS.B , Zero Cpn , 12/18/33 .. 7,092 2
5571039.SQ.FTS.B , Zero Cpn , 12/20/33 .. 585 –
5571610.SQ.FTS.B , Zero Cpn , 12/20/33 .. 10,025 16
5574449.SQ.FTS.B , Zero Cpn , 12/21/33 .. 8,365 4
5574619.SQ.FTS.B , Zero Cpn , 12/21/33 .. 1,300 –
5574770.SQ.FTS.B , Zero Cpn , 12/21/33 .. 6,336 270
5575354.SQ.FTS.B , Zero Cpn , 12/21/33 .. 1,773 82
5578293.SQ.FTS.B , Zero Cpn , 12/22/33 .. 4,171 3
5581220.SQ.FTS.B , Zero Cpn , 12/23/33 .. 2,766 30
5581405.SQ.FTS.B , Zero Cpn , 12/23/33 .. 1,251 1
5581428.SQ.FTS.B , Zero Cpn , 12/23/33 .. 2,217 4
5581964.SQ.FTS.B , Zero Cpn , 12/23/33 .. 3,682 186
5582638.SQ.FTS.B , Zero Cpn , 12/23/33 .. 1,582 1
5582775.SQ.FTS.B , Zero Cpn , 12/23/33 .. 565 –
5583691.SQ.FTS.B , Zero Cpn , 12/23/33 .. 1,683 1
5585193.SQ.FTS.B , Zero Cpn , 12/24/33 .. 1,038 –
5587763.SQ.FTS.B , Zero Cpn , 12/24/33 .. 13,450 3
5587897.SQ.FTS.B , Zero Cpn , 12/24/33 .. 21,318 6
5588620.SQ.FTS.B , Zero Cpn , 12/25/33 .. 4,534 1
5588868.SQ.FTS.B , Zero Cpn , 12/26/33 .. 2,471 1
5589011.SQ.FTS.B , Zero Cpn , 12/26/33 .. 996 1
5589268.SQ.FTS.B , Zero Cpn , 12/26/33 .. 447 –
5593696.SQ.FTS.B , Zero Cpn , 12/28/33 .. 16,651 7
5594128.SQ.FTS.B , Zero Cpn , 12/28/33 .. 3,289 5
5609439.SQ.FTS.B , Zero Cpn , 12/30/33 .. 2,708 5
5611249.SQ.FTS.B , Zero Cpn , 12/30/33 .. 1,749 1
5613593.SQ.FTS.B , Zero Cpn , 1/01/34 ... 960 1
5614043.SQ.FTS.B , Zero Cpn , 1/01/34 ... 520 17
5619805.SQ.FTS.B , Zero Cpn , 1/04/34 ... 425 27
5629056.SQ.FTS.B , Zero Cpn , 1/06/34 ... 1,080 1
5641293.SQ.FTS.B , Zero Cpn , 1/07/34 ... 2,612 3
5644715.SQ.FTS.B , Zero Cpn , 1/07/34 ... 4,969 7
5644959.SQ.FTS.B , Zero Cpn , 1/07/34 ... 10,493 10
5646926.SQ.FTS.B , Zero Cpn , 1/07/34 ... 4,350 6
5655794.SQ.FTS.B , Zero Cpn , 1/09/34 ... 265 –
5655805.SQ.FTS.B , Zero Cpn , 1/09/34 ... 9,103 6
5656317.SQ.FTS.B , Zero Cpn , 1/10/34 ... 3,805 7
5656603.SQ.FTS.B , Zero Cpn , 1/10/34 ... 812 1
5656707.SQ.FTS.B , Zero Cpn , 1/10/34 ... 3,920 3
5656852.SQ.FTS.B , Zero Cpn , 1/10/34 ... 716 1
5661432.SQ.FTS.B , Zero Cpn , 1/11/34 ... 27,848 27
5666857.SQ.FTS.B , Zero Cpn , 1/12/34 ... 50,254 38
5670099.SQ.FTS.B , Zero Cpn , 1/12/34 ... 1,442 2
5670219.SQ.FTS.B , Zero Cpn , 1/12/34 ... 3,426 278
5672062.SQ.FTS.B , Zero Cpn , 1/12/34 ... 957 1
5672657.SQ.FTS.B , Zero Cpn , 1/13/34 ... 1,961 2
5672716.SQ.FTS.B , Zero Cpn , 1/13/34 ... 1,622 2
5689054.SQ.FTS.B , Zero Cpn , 1/14/34 ... 354 1
5694752.SQ.FTS.B , Zero Cpn , 1/14/34 ... 35,953 52
5696224.SQ.FTS.B , Zero Cpn , 1/15/34 ... 4,134 5
5698837.SQ.FTS.B , Zero Cpn , 1/15/34 ... 8,377 11
5701510.SQ.FTS.B , Zero Cpn , 1/15/34 ... 251 –
5702064.SQ.FTS.B , Zero Cpn , 1/15/34 ... 1,794 3
Description
Principal
Amount Value
Block, Inc. (continued)
5703564.SQ.FTS.B , Zero Cpn , 1/17/34 ... $ 5,948 $ 8
5709306.SQ.FTS.B , Zero Cpn , 1/18/34 ... 5,112 6
5714621.SQ.FTS.B , Zero Cpn , 1/19/34 ... 24,691 38
5715524.SQ.FTS.B , Zero Cpn , 1/19/34 ... 1,945 3
5719339.SQ.FTS.B , Zero Cpn , 1/20/34 ... 467 30
5720196.SQ.FTS.B , Zero Cpn , 1/20/34 ... 869 2
5720995.SQ.FTS.B , Zero Cpn , 1/20/34 ... 383 –
5721008.SQ.FTS.B , Zero Cpn , 1/20/34 ... 4,207 6
5721363.SQ.FTS.B , Zero Cpn , 1/20/34 ... 47,507 56
5726619.SQ.FTS.B , Zero Cpn , 1/21/34 ... 11,825 15
5732481.SQ.FTS.B , Zero Cpn , 1/22/34 ... 913 1
5733912.SQ.FTS.B , Zero Cpn , 1/22/34 ... 14,207 17
5734473.SQ.FTS.B , Zero Cpn , 1/22/34 ... 4,239 6
5739318.SQ.FTS.B , Zero Cpn , 1/25/34 ... 9,310 16
5741480.SQ.FTS.B , Zero Cpn , 1/26/34 ... 241 7
5741942.SQ.FTS.B , Zero Cpn , 1/26/34 ... 5,645 343
5743692.SQ.FTS.B , Zero Cpn , 1/27/34 ... 2,366 3
5743913.SQ.FTS.B , Zero Cpn , 1/27/34 ... 14,974 18
5745525.SQ.FTS.B , Zero Cpn , 1/27/34 ... 3,073 9
5756490.SQ.FTS.B , Zero Cpn , 1/29/34 ... 28,616 34
5756660.SQ.FTS.B , Zero Cpn , 1/30/34 ... 17,332 26
5757294.SQ.FTS.B , Zero Cpn , 1/30/34 ... 5,660 3
5767523.SQ.FTS.B , Zero Cpn , 2/03/34 ... 17,755 24
5767979.SQ.FTS.B , Zero Cpn , 2/03/34 ... 2,624 3
5769375.SQ.FTS.B , Zero Cpn , 2/03/34 ... 2,824 6
5772616.SQ.FTS.B , Zero Cpn , 2/04/34 ... 10,404 11
5774638.SQ.FTS.B , Zero Cpn , 2/04/34 ... 424 1
5775630.SQ.FTS.B , Zero Cpn , 2/05/34 ... 3,081 7
5777849.SQ.FTS.B , Zero Cpn , 2/05/34 ... 3,303 4
5778637.SQ.FTS.B , Zero Cpn , 2/05/34 ... 745 1
5778756.SQ.FTS.B , Zero Cpn , 2/05/34 ... 2,847 3
5778865.SQ.FTS.B , Zero Cpn , 2/05/34 ... 2,741 260
5779967.SQ.FTS.B , Zero Cpn , 2/06/34 ... 2,379 2
5780239.SQ.FTS.B , Zero Cpn , 2/07/34 ... 7,900 29
5782195.SQ.FTS.B , Zero Cpn , 2/08/34 ... 1,128 2
5784888.SQ.FTS.B , Zero Cpn , 2/09/34 ... 838 4
5788233.SQ.FTS.B , Zero Cpn , 2/09/34 ... 881 4
5788805.SQ.FTS.B , Zero Cpn , 2/09/34 ... 20,630 39
5789379.SQ.FTS.B , Zero Cpn , 2/09/34 ... 150 –
5793198.SQ.FTS.B , Zero Cpn , 2/10/34 ... 14,656 44
5795334.SQ.FTS.B , Zero Cpn , 2/10/34 ... 2,288 3
5796633.SQ.FTS.B , Zero Cpn , 2/10/34 ... 2,959 2
5796654.SQ.FTS.B , Zero Cpn , 2/10/34 ... 23,973 49
5801833.SQ.FTS.B , Zero Cpn , 2/11/34 ... 1,116 2
5802042.SQ.FTS.B , Zero Cpn , 2/11/34 ... 49,428 27
5804251.SQ.FTS.B , Zero Cpn , 2/11/34 ... 4,214 463
5805328.SQ.FTS.B , Zero Cpn , 2/11/34 ... 297 1
5805369.SQ.FTS.B , Zero Cpn , 2/11/34 ... 2,188 2
5805398.SQ.FTS.B , Zero Cpn , 2/11/34 ... 2,828 7
5805490.SQ.FTS.B , Zero Cpn , 2/11/34 ... 629 1
5808150.SQ.FTS.B , Zero Cpn , 2/12/34 ... 1,070 6
5809849.SQ.FTS.B , Zero Cpn , 2/12/34 ... 2,395 4
5811504.SQ.FTS.B , Zero Cpn , 2/12/34 ... 13,131 27
5816654.SQ.FTS.B , Zero Cpn , 2/15/34 ... 13,550 13
5818437.SQ.FTS.B , Zero Cpn , 2/15/34 ... 1,936 199
5818633.SQ.FTS.B , Zero Cpn , 2/15/34 ... 762 47
5821663.SQ.FTS.B , Zero Cpn , 2/16/34 ... 2,685 2
5821739.SQ.FTS.B , Zero Cpn , 2/16/34 ... 24,527 2,723

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5823402.SQ.FTS.B , Zero Cpn , 2/17/34 ... $ 16,803 $ 1,833
5824064.SQ.FTS.B , Zero Cpn , 2/17/34 ... 16,472 69
5824290.SQ.FTS.B , Zero Cpn , 2/17/34 ... 1,207 2
5827715.SQ.FTS.B , Zero Cpn , 2/18/34 ... 3,528 5
5831642.SQ.FTS.B , Zero Cpn , 2/19/34 ... 3,872 12
5832876.SQ.FTS.B , Zero Cpn , 2/19/34 ... 888 2
5832933.SQ.FTS.B , Zero Cpn , 2/19/34 ... 871 1
5832996.SQ.FTS.B , Zero Cpn , 2/19/34 ... 465 2
5833744.SQ.FTS.B , Zero Cpn , 2/19/34 ... 4,166 11
5835427.SQ.FTS.B , Zero Cpn , 2/21/34 ... 156 –
5840032.SQ.FTS.B , Zero Cpn , 2/23/34 ... 18,482 16
5843566.SQ.FTS.B , Zero Cpn , 2/24/34 ... 5,389 6
5843736.SQ.FTS.B , Zero Cpn , 2/24/34 ... 1,275 3
5844917.SQ.FTS.B , Zero Cpn , 2/24/34 ... 2,860 5
5848650.SQ.FTS.B , Zero Cpn , 2/25/34 ... 2,710 8
5851134.SQ.FTS.B , Zero Cpn , 2/25/34 ... 2,426 442
5853107.SQ.FTS.B , Zero Cpn , 2/26/34 ... 1,186 3
5853687.SQ.FTS.B , Zero Cpn , 2/26/34 ... 1,153 3
5855247.SQ.FTS.B , Zero Cpn , 2/27/34 ... 2,503 14
5855815.SQ.FTS.B , Zero Cpn , 2/28/34 ... 2,097 4
5856506.SQ.FTS.B , Zero Cpn , 2/28/34 ... 1,492 2
5857271.SQ.FTS.B , Zero Cpn , 2/28/34 ... 5,828 3
5862832.SQ.FTS.B , Zero Cpn , 2/28/34 ... 20,540 3,255
5864281.SQ.FTS.B , Zero Cpn , 2/28/34 ... 319 59
5871100.SQ.FTS.B , Zero Cpn , 3/01/34 ... 19,844 36
5872195.SQ.FTS.B , Zero Cpn , 3/01/34 ... 11,306 22
5873503.SQ.FTS.B , Zero Cpn , 3/01/34 ... 1,500 8
5876448.SQ.FTS.B , Zero Cpn , 3/02/34 ... 170 20
5876942.SQ.FTS.B , Zero Cpn , 3/02/34 ... 11,879 20
5878878.SQ.FTS.B , Zero Cpn , 3/05/34 ... 429 1
5884476.SQ.FTS.B , Zero Cpn , 3/07/34 ... 2,127 11
5884756.SQ.FTS.B , Zero Cpn , 3/07/34 ... 787 4
5890737.SQ.FTS.B , Zero Cpn , 3/08/34 ... 31,239 62
5891388.SQ.FTS.B , Zero Cpn , 3/09/34 ... 3,614 13
5891940.SQ.FTS.B , Zero Cpn , 3/09/34 ... 120 8
5892236.SQ.FTS.B , Zero Cpn , 3/09/34 ... 1,042 210
5892257.SQ.FTS.B , Zero Cpn , 3/09/34 ... 398 50
5892501.SQ.FTS.B , Zero Cpn , 3/09/34 ... 760 2
5892907.SQ.FTS.B , Zero Cpn , 3/09/34 ... 2,548 3
5893120.SQ.FTS.B , Zero Cpn , 3/09/34 ... 3,245 15
5894049.SQ.FTS.B , Zero Cpn , 3/09/34 ... 5,935 16
5894227.SQ.FTS.B , Zero Cpn , 3/09/34 ... 6,594 6
5899146.SQ.FTS.B , Zero Cpn , 3/12/34 ... 1,011 1
5900522.SQ.FTS.B , Zero Cpn , 3/13/34 ... 449 –
5900966.SQ.FTS.B , Zero Cpn , 3/13/34 ... 1,908 4
5902007.SQ.FTS.B , Zero Cpn , 3/13/34 ... 1,148 2
5902039.SQ.FTS.B , Zero Cpn , 3/13/34 ... 4,574 5
5905115.SQ.FTS.B , Zero Cpn , 3/14/34 ... 370 70
5907307.SQ.FTS.B , Zero Cpn , 3/15/34 ... 4,223 8
5908792.SQ.FTS.B , Zero Cpn , 3/15/34 ... 3,885 639
5909844.SQ.FTS.B , Zero Cpn , 3/15/34 ... 8,247 19
5911132.SQ.FTS.B , Zero Cpn , 3/16/34 ... 31,967 43
5912428.SQ.FTS.B , Zero Cpn , 3/16/34 ... 2,401 7
5912454.SQ.FTS.B , Zero Cpn , 3/16/34 ... 2,264 4
5912708.SQ.FTS.B , Zero Cpn , 3/16/34 ... 1,135 6
5913409.SQ.FTS.B , Zero Cpn , 3/17/34 ... 2,690 16
5914346.SQ.FTS.B , Zero Cpn , 3/18/34 ... 208 –
5916186.SQ.FTS.B , Zero Cpn , 3/19/34 ... 3,408 20
Description
Principal
Amount Value
Block, Inc. (continued)
5917212.SQ.FTS.B , Zero Cpn , 3/19/34 ... $ 1,518 $ 63
5917300.SQ.FTS.B , Zero Cpn , 3/19/34 ... 685 1
5917893.SQ.FTS.B , Zero Cpn , 3/19/34 ... 14,136 1,400
5918205.SQ.FTS.B , Zero Cpn , 3/19/34 ... 693 4
5918675.SQ.FTS.B , Zero Cpn , 3/20/34 ... 305 2
5918972.SQ.FTS.B , Zero Cpn , 3/20/34 ... 8,974 52
5919756.SQ.FTS.B , Zero Cpn , 3/20/34 ... 9,188 50
5921812.SQ.FTS.B , Zero Cpn , 3/20/34 ... 1,536 3
5921964.SQ.FTS.B , Zero Cpn , 3/20/34 ... 623 2
5922077.SQ.FTS.B , Zero Cpn , 3/20/34 ... 1,538 3
5923853.SQ.FTS.B , Zero Cpn , 3/21/34 ... 34,589 80
5927683.SQ.FTS.B , Zero Cpn , 3/22/34 ... 4,609 8
5928998.SQ.FTS.B , Zero Cpn , 3/22/34 ... 4,209 25
5929950.SQ.FTS.B , Zero Cpn , 3/22/34 ... 836 182
5936987.SQ.FTS.B , Zero Cpn , 3/26/34 ... 631 2
5940897.SQ.FTS.B , Zero Cpn , 3/27/34 ... 6,239 867
5945156.SQ.FTS.B , Zero Cpn , 3/28/34 ... 1,617 6
5950020.SQ.FTS.B , Zero Cpn , 3/29/34 ... 2,365 4
5953421.SQ.FTS.B , Zero Cpn , 3/30/34 ... 3,220 27
5953778.SQ.FTS.B , Zero Cpn , 3/30/34 ... 470 1
5955157.SQ.FTS.B , Zero Cpn , 3/30/34 ... 946 2
5958081.SQ.FTS.B , Zero Cpn , 4/03/34 ... 1,192 8
5960150.SQ.FTS.B , Zero Cpn , 4/03/34 ... 2,473 7
5960313.SQ.FTS.B , Zero Cpn , 4/03/34 ... 845 231
5960372.SQ.FTS.B , Zero Cpn , 4/03/34 ... 215 1
5960485.SQ.FTS.B , Zero Cpn , 4/04/34 ... 799 3
5960736.SQ.FTS.B , Zero Cpn , 4/04/34 ... 9,716 37
5961632.SQ.FTS.B , Zero Cpn , 4/04/34 ... 10,451 12
5973170.SQ.FTS.B , Zero Cpn , 4/06/34 ... 733 2
5977275.SQ.FTS.B , Zero Cpn , 4/07/34 ... 12,616 56
5977823.SQ.FTS.B , Zero Cpn , 4/07/34 ... 855 3
5984496.SQ.FTS.B , Zero Cpn , 4/11/34 ... 1,089 3
5985197.SQ.FTS.B , Zero Cpn , 4/12/34 ... 2,641 490
5986301.SQ.FTS.B , Zero Cpn , 4/12/34 ... 2,618 21
5991306.SQ.FTS.B , Zero Cpn , 4/13/34 ... 1,478 5
5992494.SQ.FTS.B , Zero Cpn , 4/13/34 ... 30 –
5993993.SQ.FTS.B , Zero Cpn , 4/14/34 ... 738 5
6000281.SQ.FTS.B , Zero Cpn , 4/17/34 ... 394 2
6000300.SQ.FTS.B , Zero Cpn , 4/17/34 ... 2,058 14
6002949.SQ.FTS.B , Zero Cpn , 4/18/34 ... 628 2
6010749.SQ.FTS.B , Zero Cpn , 4/20/34 ... 1,573 14
6011014.SQ.FTS.B , Zero Cpn , 4/20/34 ... 1,615 413
6012358.SQ.FTS.B , Zero Cpn , 4/20/34 ... 1,098 261
6012743.SQ.FTS.B , Zero Cpn , 4/21/34 ... 8,938 27
6013463.SQ.FTS.B , Zero Cpn , 4/21/34 ... 5,991 22
6016649.SQ.FTS.B , Zero Cpn , 4/23/34 ... 380 1
6016723.SQ.FTS.B , Zero Cpn , 4/23/34 ... 2,068 18
6024496.SQ.FTS.B , Zero Cpn , 4/26/34 ... 5,106 12
6024650.SQ.FTS.B , Zero Cpn , 4/26/34 ... 1,830 7
6027166.SQ.FTS.B , Zero Cpn , 4/26/34 ... 2,396 8
6027397.SQ.FTS.B , Zero Cpn , 4/26/34 ... 1,633 6
6035360.SQ.FTS.B , Zero Cpn , 4/28/34 ... 1,397 11
6036390.SQ.FTS.B , Zero Cpn , 4/28/34 ... 356 1
6037075.SQ.FTS.B , Zero Cpn , 4/29/34 ... 2,702 9
6045560.SQ.FTS.B , Zero Cpn , 5/01/34 ... 1,003 5
6046999.SQ.FTS.B , Zero Cpn , 5/02/34 ... 879 320
6047637.SQ.FTS.B , Zero Cpn , 5/02/34 ... 629 2
6047712.SQ.FTS.B , Zero Cpn , 5/02/34 ... 8,819 1,618

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6050979.SQ.FTS.B , Zero Cpn , 5/03/34 ... $ 2,052 $ 16
6051734.SQ.FTS.B , Zero Cpn , 5/03/34 ... 7,797 52
6054000.SQ.FTS.B , Zero Cpn , 5/03/34 ... 3,298 13
6062202.SQ.FTS.B , Zero Cpn , 5/07/34 ... 3,703 35
6064347.SQ.FTS.B , Zero Cpn , 5/08/34 ... 685 199
6066747.SQ.FTS.B , Zero Cpn , 5/08/34 ... 4,039 35
6108715.SQ.FTS.B , Zero Cpn , 5/09/34 ... 138 1
6123389.SQ.FTS.B , Zero Cpn , 5/10/34 ... 404 2
6123772.SQ.FTS.B , Zero Cpn , 5/10/34 ... 4,168 25
6125833.SQ.FTS.B , Zero Cpn , 5/11/34 ... 618 175
6126498.SQ.FTS.B , Zero Cpn , 5/12/34 ... 1,036 5
6126544.SQ.FTS.B , Zero Cpn , 5/12/34 ... 156 1
6135095.SQ.FTS.B , Zero Cpn , 5/16/34 ... 749 5
6136354.SQ.FTS.B , Zero Cpn , 5/16/34 ... 6,097 37
6136825.SQ.FTS.B , Zero Cpn , 5/16/34 ... 2,392 23
6140493.SQ.FTS.B , Zero Cpn , 5/17/34 ... 189 20
6140505.SQ.FTS.B , Zero Cpn , 5/17/34 ... 3,963 32
6140691.SQ.FTS.B , Zero Cpn , 5/17/34 ... 3,669 41
6142889.SQ.FTS.B , Zero Cpn , 5/17/34 ... 1,621 18
6143114.SQ.FTS.B , Zero Cpn , 5/17/34 ... 1,454 150
6145923.SQ.FTS.B , Zero Cpn , 5/18/34 ... 967 2
6149563.SQ.FTS.B , Zero Cpn , 5/21/34 ... 2,619 16
6152853.SQ.FTS.B , Zero Cpn , 5/22/34 ... 56,251 566
6160881.SQ.FTS.B , Zero Cpn , 5/24/34 ... 4,729 38
6163054.SQ.FTS.B , Zero Cpn , 5/25/34 ... 7,614 62
6163213.SQ.FTS.B , Zero Cpn , 5/25/34 ... 5,720 54
6165071.SQ.FTS.B , Zero Cpn , 5/26/34 ... 31 1
6165760.SQ.FTS.B , Zero Cpn , 5/27/34 ... 2,769 20
6183434.SQ.FTS.B , Zero Cpn , 6/02/34 ... 527 70
6192461.SQ.FTS.B , Zero Cpn , 6/06/34 ... 1,353 11
6192486.SQ.FTS.B , Zero Cpn , 6/06/34 ... 3,185 22
6205648.SQ.FTS.B , Zero Cpn , 6/08/34 ... 1,955 15
6210528.SQ.FTS.B , Zero Cpn , 6/11/34 ... 10,451 85
6214190.SQ.FTS.B , Zero Cpn , 6/12/34 ... 637 6
6215457.SQ.FTS.B , Zero Cpn , 6/13/34 ... 302 3
6215908.SQ.FTS.B , Zero Cpn , 6/13/34 ... 488 58
6220236.SQ.FTS.B , Zero Cpn , 6/14/34 ... 669 7
6220519.SQ.FTS.B , Zero Cpn , 6/14/34 ... 36,091 736
6226015.SQ.FTS.B , Zero Cpn , 6/15/34 ... 3,446 70
6228013.SQ.FTS.B , Zero Cpn , 6/16/34 ... 520 172
6235468.SQ.FTS.B , Zero Cpn , 6/17/34 ... 2,236 24
6243419.SQ.FTS.B , Zero Cpn , 6/20/34 ... 7,274 96
6244954.SQ.FTS.B , Zero Cpn , 6/21/34 ... 8,954 78
6245712.SQ.FTS.B , Zero Cpn , 6/21/34 ... 5,446 763
6255252.SQ.FTS.B , Zero Cpn , 6/24/34 ... 2,186 33
6258547.SQ.FTS.B , Zero Cpn , 6/27/34 ... 6,260 42
6261595.SQ.FTS.B , Zero Cpn , 6/28/34 ... 26,584 267
6270813.SQ.FTS.B , Zero Cpn , 6/30/34 ... 1,115 10
6270889.SQ.FTS.B , Zero Cpn , 6/30/34 ... 1,378 267
6271153.SQ.FTS.B , Zero Cpn , 6/30/34 ... 361 185
6271434.SQ.FTS.B , Zero Cpn , 7/01/34 ... 9,172 4,657
6274028.SQ.FTS.B , Zero Cpn , 7/03/34 ... 7,166 96
6274889.SQ.FTS.B , Zero Cpn , 7/03/34 ... 1,167 484
6275869.SQ.FTS.B , Zero Cpn , 7/04/34 ... 11,696 1,757
6278505.SQ.FTS.B , Zero Cpn , 7/04/34 ... 639 229
6281173.SQ.FTS.B , Zero Cpn , 7/05/34 ... 574 15
6285446.SQ.FTS.B , Zero Cpn , 7/06/34 ... 13,700 6,248
6285882.SQ.FTS.B , Zero Cpn , 7/07/34 ... 3,875 58
Description
Principal
Amount Value
Block, Inc. (continued)
6297788.SQ.FTS.B , Zero Cpn , 7/12/34 ... $ 884 $ 16
6304026.SQ.FTS.B , Zero Cpn , 7/14/34 ... 7,429 3,730
6314871.SQ.FTS.B , Zero Cpn , 7/19/34 ... 303 46
6318980.SQ.FTS.B , Zero Cpn , 7/21/34 ... 1,562 28
6319360.SQ.FTS.B , Zero Cpn , 7/21/34 ... 5,121 1,178
6320273.SQ.FTS.B , Zero Cpn , 7/22/34 ... 25,170 761
6321367.SQ.FTS.B , Zero Cpn , 7/23/34 ... 661 11
6356496.SQ.FTS.B , Zero Cpn , 7/25/34 ... 17,258 371
6365762.SQ.FTS.B , Zero Cpn , 7/28/34 ... 10,292 159
6366494.SQ.FTS.B , Zero Cpn , 7/29/34 ... 403 67
6369144.SQ.FTS.B , Zero Cpn , 7/30/34 ... 10,787 399
6378771.SQ.FTS.B , Zero Cpn , 8/02/34 ... 1,938 24
6388737.SQ.FTS.B , Zero Cpn , 8/06/34 ... 167 70
6389131.SQ.FTS.B , Zero Cpn , 8/06/34 ... 18,484 283
6390695.SQ.FTS.B , Zero Cpn , 8/07/34 ... 554 72
6404006.SQ.FTS.B , Zero Cpn , 8/11/34 ... 217 136
6406738.SQ.FTS.B , Zero Cpn , 8/13/34 ... 2,921 68
6412810.SQ.FTS.B , Zero Cpn , 8/15/34 ... 10,570 4,487
6419039.SQ.FTS.B , Zero Cpn , 8/16/34 ... 13,386 227
6420892.SQ.FTS.B , Zero Cpn , 8/16/34 ... 8,853 171
6421500.SQ.FTS.B , Zero Cpn , 8/17/34 ... 10 5
6424077.SQ.FTS.B , Zero Cpn , 8/17/34 ... 3,020 65
6425168.SQ.FTS.B , Zero Cpn , 8/19/34 ... 4,759 70
6429767.SQ.FTS.B , Zero Cpn , 8/21/34 ... 7,138 140
6442143.SQ.FTS.B , Zero Cpn , 8/24/34 ... 624 13
6444790.SQ.FTS.B , Zero Cpn , 8/25/34 ... 2,054 48
6450208.SQ.FTS.B , Zero Cpn , 8/28/34 ... 2,651 121
6450465.SQ.FTS.B , Zero Cpn , 8/28/34 ... 677 364
6452261.SQ.FTS.B , Zero Cpn , 8/28/34 ... 17,124 506
6453792.SQ.FTS.B , Zero Cpn , 9/01/34 ... 10,859 282
6457332.SQ.FTS.B , Zero Cpn , 9/02/34 ... 1,054 697
6457685.SQ.FTS.B , Zero Cpn , 9/02/34 ... 5,924 2,955
6458130.SQ.FTS.B , Zero Cpn , 9/02/34 ... 1,848 422
6458789.SQ.FTS.B , Zero Cpn , 9/02/34 ... 637 157
6462555.SQ.FTS.B , Zero Cpn , 9/03/34 ... 239 137
6464461.SQ.FTS.B , Zero Cpn , 9/04/34 ... 634 16
6464819.SQ.FTS.B , Zero Cpn , 9/05/34 ... 4,031 73
6464900.SQ.FTS.B , Zero Cpn , 9/05/34 ... 4,011 68
6465644.SQ.FTS.B , Zero Cpn , 9/06/34 ... 113 53
6468011.SQ.FTS.B , Zero Cpn , 9/06/34 ... 2,262 27
6469480.SQ.FTS.B , Zero Cpn , 9/07/34 ... 20,372 444
6484176.SQ.FTS.B , Zero Cpn , 9/10/34 ... 596 346
6490386.SQ.FTS.B , Zero Cpn , 9/14/34 ... 1,645 46
6501410.SQ.FTS.B , Zero Cpn , 9/16/34 ... 2,005 26
6501697.SQ.FTS.B , Zero Cpn , 9/16/34 ... 1,265 725
6502565.SQ.FTS.B , Zero Cpn , 9/16/34 ... 336 6
6502765.SQ.FTS.B , Zero Cpn , 9/17/34 ... 2,342 719
6503327.SQ.FTS.B , Zero Cpn , 9/17/34 ... 5,315 129
6504374.SQ.FTS.B , Zero Cpn , 9/17/34 ... 6,570 115
6506259.SQ.FTS.B , Zero Cpn , 9/18/34 ... 7,627 219
6506724.SQ.FTS.B , Zero Cpn , 9/19/34 ... 191 105
6509194.SQ.FTS.B , Zero Cpn , 9/20/34 ... 9,768 235
6516418.SQ.FTS.B , Zero Cpn , 9/22/34 ... 411 237
6516876.SQ.FTS.B , Zero Cpn , 9/22/34 ... 3,687 136
6516970.SQ.FTS.B , Zero Cpn , 9/22/34 ... 456 273
6524458.SQ.FTS.B , Zero Cpn , 9/24/34 ... 1,541 19
6524668.SQ.FTS.B , Zero Cpn , 9/24/34 ... 1,172 743
6526166.SQ.FTS.B , Zero Cpn , 9/25/34 ... 747 425

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6526193.SQ.FTS.B , Zero Cpn , 9/25/34 ... $ 1,054 $ 27
6527382.SQ.FTS.B , Zero Cpn , 9/27/34 ... 8,363 2,689
6532408.SQ.FTS.B , Zero Cpn , 9/28/34 ... 3,788 145
6533239.SQ.FTS.B , Zero Cpn , 9/28/34 ... 3,333 970
6535057.SQ.FTS.B , Zero Cpn , 9/29/34 ... 229 143
6536403.SQ.FTS.B , Zero Cpn , 9/29/34 ... 236 142
6537870.SQ.FTS.B , Zero Cpn , 9/29/34 ... 715 398
6538002.SQ.FTS.B , Zero Cpn , 9/29/34 ... 1,103 25
6541945.SQ.FTS.B , Zero Cpn , 9/30/34 ... 6,200 176
6543168.SQ.FTS.B , Zero Cpn , 9/30/34 ... 1,408 683
6543316.SQ.FTS.B , Zero Cpn , 9/30/34 ... 3,927 60
6548015.SQ.FTS.B , Zero Cpn , 10/02/34 .. 2,395 54
6548822.SQ.FTS.B , Zero Cpn , 10/03/34 .. 1,334 34
6552657.SQ.FTS.B , Zero Cpn , 10/04/34 .. 2,239 56
6554014.SQ.FTS.B , Zero Cpn , 10/04/34 .. 910 16
6559553.SQ.FTS.B , Zero Cpn , 10/06/34 .. 548 135
6561895.SQ.FTS.B , Zero Cpn , 10/06/34 .. 2,637 1,575
6562473.SQ.FTS.B , Zero Cpn , 10/06/34 .. 15,241 617
6567003.SQ.FTS.B , Zero Cpn , 10/09/34 .. 274 199
6567346.SQ.FTS.B , Zero Cpn , 10/09/34 .. 936 52
6567760.SQ.FTS.B , Zero Cpn , 10/10/34 .. 980 35
6569506.SQ.FTS.B , Zero Cpn , 10/10/34 .. 1,636 47
6570382.SQ.FTS.B , Zero Cpn , 10/10/34 .. 8,264 90
6571312.SQ.FTS.B , Zero Cpn , 10/11/34 .. 795 503
6572299.SQ.FTS.B , Zero Cpn , 10/11/34 .. 418 210
6577330.SQ.FTS.B , Zero Cpn , 10/12/34 .. 2,374 88
6579843.SQ.FTS.B , Zero Cpn , 10/13/34 .. 186 135
6580088.SQ.FTS.B , Zero Cpn , 10/13/34 .. 246 157
6581619.SQ.FTS.B , Zero Cpn , 10/13/34 .. 3,256 2,020
6584579.SQ.FTS.B , Zero Cpn , 10/14/34 .. 272 136
6586446.SQ.FTS.B , Zero Cpn , 10/14/34 .. 1,885 1,251
6589068.SQ.FTS.B , Zero Cpn , 10/17/34 .. 6,446 187
6590448.SQ.FTS.B , Zero Cpn , 10/17/34 .. 1,824 645
6590809.SQ.FTS.B , Zero Cpn , 10/17/34 .. 4,701 2,890
6591260.SQ.FTS.B , Zero Cpn , 10/17/34 .. 2,973 96
6593772.SQ.FTS.B , Zero Cpn , 10/18/34 .. 7,748 74
6594679.SQ.FTS.B , Zero Cpn , 10/19/34 .. 7,785 5,493
6596418.SQ.FTS.B , Zero Cpn , 10/19/34 .. 802 263
6596810.SQ.FTS.B , Zero Cpn , 10/19/34 .. 1,493 1,060
6601765.SQ.FTS.B , Zero Cpn , 10/21/34 .. 2,098 95
6607285.SQ.FTS.B , Zero Cpn , 10/24/34 .. 12,435 6,974
6608757.SQ.FTS.B , Zero Cpn , 10/25/34 .. 98 50
6609951.SQ.FTS.B , Zero Cpn , 10/25/34 .. 1,354 777
6610631.SQ.FTS.B , Zero Cpn , 10/25/34 .. 5,370 1,931
6612273.SQ.FTS.B , Zero Cpn , 10/26/34 .. 637 285
6617231.SQ.FTS.B , Zero Cpn , 10/27/34 .. 710 383
6618920.SQ.FTS.B , Zero Cpn , 10/27/34 .. 860 479
6620032.SQ.FTS.B , Zero Cpn , 10/27/34 .. 804 507
6622368.SQ.FTS.B , Zero Cpn , 10/28/34 .. 2,757 102
6624836.SQ.FTS.B , Zero Cpn , 10/29/34 .. 266 8
6624976.SQ.FTS.B , Zero Cpn , 10/30/34 .. 1,850 1,195
6627159.SQ.FTS.B , Zero Cpn , 11/01/34 .. 822 29
6627196.SQ.FTS.B , Zero Cpn , 11/01/34 .. 191 7
6627396.SQ.FTS.B , Zero Cpn , 11/01/34 .. 8,593 370
6627640.SQ.FTS.B , Zero Cpn , 11/01/34 .. 2,346 1,469
6631659.SQ.FTS.B , Zero Cpn , 11/02/34 .. 5,893 154
6633298.SQ.FTS.B , Zero Cpn , 11/03/34 .. 203 130
6633896.SQ.FTS.B , Zero Cpn , 11/03/34 .. 3,441 2,269
Description
Principal
Amount Value
Block, Inc. (continued)
6635230.SQ.FTS.B , Zero Cpn , 11/03/34 .. $ 61,854 $ 1,086
6641603.SQ.FTS.B , Zero Cpn , 11/05/34 .. 1,337 25
6644797.SQ.FTS.B , Zero Cpn , 11/06/34 .. 2,692 1,557
6645156.SQ.FTS.B , Zero Cpn , 11/06/34 .. 2,929 2,245
6645579.SQ.FTS.B , Zero Cpn , 11/07/34 .. 4,427 3,107
6646196.SQ.FTS.B , Zero Cpn , 11/08/34 .. 345 6
6648200.SQ.FTS.B , Zero Cpn , 11/08/34 .. 3,585 121
6651430.SQ.FTS.B , Zero Cpn , 11/09/34 .. 3,384 2,349
6654689.SQ.FTS.B , Zero Cpn , 11/10/34 .. 889 663
6655118.SQ.FTS.B , Zero Cpn , 11/10/34 .. 1,933 311
6655481.SQ.FTS.B , Zero Cpn , 11/10/34 .. 828 509
6665406.SQ.FTS.B , Zero Cpn , 11/13/34 .. 340 195
6666031.SQ.FTS.B , Zero Cpn , 11/14/34 .. 2,535 74
6666475.SQ.FTS.B , Zero Cpn , 11/15/34 .. 1,765 885
6666594.SQ.FTS.B , Zero Cpn , 11/15/34 .. 250 179
6667033.SQ.FTS.B , Zero Cpn , 11/15/34 .. 3,156 251
6667225.SQ.FTS.B , Zero Cpn , 11/15/34 .. 284 147
6667810.SQ.FTS.B , Zero Cpn , 11/15/34 .. 2,693 88
6668228.SQ.FTS.B , Zero Cpn , 11/15/34 .. 1,149 93
6669028.SQ.FTS.B , Zero Cpn , 11/15/34 .. 981 595
6669109.SQ.FTS.B , Zero Cpn , 11/15/34 .. 394 14
6674370.SQ.FTS.B , Zero Cpn , 11/17/34 .. 12,265 361
6674734.SQ.FTS.B , Zero Cpn , 11/17/34 .. 1,758 1,359
6675685.SQ.FTS.B , Zero Cpn , 11/17/34 .. 370 265
6678246.SQ.FTS.B , Zero Cpn , 11/18/34 .. 282 163
6679967.SQ.FTS.B , Zero Cpn , 11/18/34 .. 56,591 1,970
6685010.SQ.FTS.B , Zero Cpn , 11/20/34 .. 555 430
6685190.SQ.FTS.B , Zero Cpn , 11/20/34 .. 8,219 234
6685864.SQ.FTS.B , Zero Cpn , 11/21/34 .. 219 8
6686438.SQ.FTS.B , Zero Cpn , 11/22/34 .. 1,402 1,058
6689080.SQ.FTS.B , Zero Cpn , 11/22/34 .. 3,318 122
6692358.SQ.FTS.B , Zero Cpn , 11/23/34 .. 1,590 1,052
6692474.SQ.FTS.B , Zero Cpn , 11/23/34 .. 7,433 203
6693424.SQ.FTS.B , Zero Cpn , 11/24/34 .. 26,947 16,999
6696092.SQ.FTS.B , Zero Cpn , 11/24/34 .. 1,280 30
6702439.SQ.FTS.B , Zero Cpn , 11/25/34 .. 1,337 866
6705796.SQ.FTS.B , Zero Cpn , 11/26/34 .. 7,590 306
6707813.SQ.FTS.B , Zero Cpn , 11/27/34 .. 271 109
6709168.SQ.FTS.B , Zero Cpn , 11/29/34 .. 33,347 597
18,607,718
Freedom Financial Asset Management LLC
APP-10687787.FP.FTS.B , 23 .99% , 12/02/24 646 646
APP-10459273.FP.FTS.B , 15 .99% , 12/03/24 1,674 1,676
APP-10096028.FP.FTS.B , 9 .99% , 12/14/24 1,636 1,638
APP-11799510.FP.FTS.B , 16 .99% , 12/15/24 595 596
APP-11316386.FP.FTS.B , 13 .49% , 12/20/24 3,130 540
APP-11383917.FP.FTS.B , 12 .74% , 12/26/24 528 529
APP-11045167.FP.FTS.B , 10 .49% , 12/28/24 1,044 1,048
APP-11802632.FP.FTS.B , 9 .74% , 12/29/24 763 765
APP-11237990.FP.FTS.B , 10 .74% , 1/02/25 265 265
APP-11307931.FP.FTS.B , 21 .99% , 1/02/25 218 216
APP-11265704.FP.FTS.B , 13 .99% , 1/03/25 2,838 2,839
APP-11382734.FP.FTS.B , 23 .49% , 1/04/25 983 983
APP-09356867.FP.FTS.B , 9 .99% , 1/08/25 . 3,198 3,201
APP-11694688.FP.FTS.B , 18 .99% , 1/12/25 1,401 1,408
APP-10372817.FP.FTS.B , 15 .49% , 1/17/25 5,527 625
APP-12207671.FP.FTS.B , 16 .99% , 1/25/25 992 997

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12266979.FP.FTS.B , 11 .74% , 1/28/25 $ 2,203 $ 2,214
APP-11792552.FP.FTS.B , 17 .49% , 2/01/25 2,964 2,966
APP-11767460.FP.FTS.B , 13 .74% , 2/12/25 3,326 3,338
APP-10657504.FP.FTS.B , 14 .99% , 2/22/25 5,884 5,949
APP-12227846.FP.FTS.B , 9 .49% , 3/01/25 . 2,962 2,968
APP-12257518.FP.FTS.B , 18 .99% , 3/01/25 2,554 2,031
APP-11946510.FP.FTS.B , 12 .74% , 3/04/25 1,161 1,166
APP-12119651.FP.FTS.B , 8 .99% , 3/12/25 . 3,928 3,942
APP-12139540.FP.FTS.B , 9 .99% , 3/12/25 . 1,965 1,972
APP-12246852.FP.FTS.B , 23 .99% , 3/12/25 3,363 2,650
APP-10005462.FP.FTS.B , 9 .74% , 3/13/25 . 1,922 1,930
APP-12216739.FP.FTS.B , 16 .99% , 3/13/25 3,065 3,091
APP-11194436.FP.FTS.B , 15 .99% , 4/01/25 5,787 5,883
APP-08980006.FP.FTS.B , 16 .49% , 4/17/25 2,118 2,134
APP-09058670.FP.FTS.B , 16 .49% , 4/27/25 1,625 1,644
APP-11394558.FP.FTS.B , 14 .99% , 5/15/25 2,842 2,873
APP-09335187.FP.FTS.B , 16 .99% , 5/20/25 2,481 2,533
APP-08870796.FP.FTS.B , 19 .49% , 5/23/25 1,572 1,603
APP-08967293.FP.FTS.B , 17 .49% , 5/29/25 3,558 3,640
APP-09231496.FP.FTS.B , 14 .99% , 6/01/25 10,367 10,435
APP-08988851.FP.FTS.B , 16 .99% , 6/01/25 12,998 5,058
APP-09029616.FP.FTS.B , 21 .49% , 6/03/25 347 347
APP-09036276.FP.FTS.B , 18 .99% , 6/05/25 8,465 8,565
APP-09106073.FP.FTS.B , 19 .99% , 6/14/25 1,586 1,617
APP-09130603.FP.FTS.B , 12 .99% , 6/15/25 3,720 3,749
APP-09046414.FP.FTS.B , 14 .99% , 6/23/25 6,661 6,718
APP-09302995.FP.FTS.B , 14 .99% , 7/10/25 2,437 2,462
APP-09352779.FP.FTS.B , 18 .49% , 7/10/25 2,143 2,171
APP-09375788.FP.FTS.B , 18 .49% , 7/10/25 2,302 2,357
APP-09012739.FP.FTS.B , 14 .49% , 7/15/25 1,419 1,426
APP-09717803.FP.FTS.B , 18 .49% , 8/10/25 2,439 2,469
APP-10142907.FP.FTS.B , 14 .99% , 8/12/25 8,167 8,233
APP-08970788.FP.FTS.B , 17 .49% , 8/16/25 2,684 2,748
APP-09134525.FP.FTS.B , 19 .99% , 8/16/25 6,721 6,928
APP-09776164.FP.FTS.B , 15 .99% , 8/25/25 3,433 3,491
APP-10450365.FP.FTS.B , 10 .99% , 9/03/25 4,770 4,812
APP-10476920.FP.FTS.B , 8 .99% , 9/06/25 . 5,319 5,370
APP-10400942.FP.FTS.B , 10 .99% , 9/10/25 4,065 4,105
APP-09354577.FP.FTS.B , 18 .49% , 9/11/25 2,128 2,140
APP-10561719.FP.FTS.B , 12 .74% , 9/20/25 3,378 3,421
APP-10156735.FP.FTS.B , 16 .49% , 9/23/25 7,178 7,363
APP-10156534.FP.FTS.B , 10 .99% , 9/30/25 6,516 6,593
APP-10204096.FP.FTS.B , 10 .99% , 10/01/25 5,776 5,834
APP-09708653.FP.FTS.B , 13 .24% , 10/01/25 6,610 6,682
APP-10060747.FP.FTS.B , 13 .74% , 10/01/25 7,967 8,059
APP-10157176.FP.FTS.B , 16 .49% , 10/01/25 6,360 6,498
APP-10203214.FP.FTS.B , 18 .99% , 10/01/25 6,559 6,804
APP-10485308.FP.FTS.B , 16 .99% , 10/12/25 4,393 2,853
APP-10567121.FP.FTS.B , 13 .24% , 10/20/25 6,595 6,678
APP-10578108.FP.FTS.B , 14 .49% , 10/22/25 10,073 3,715
APP-10519197.FP.FTS.B , 15 .99% , 10/29/25 10,433 10,627
APP-10606420.FP.FTS.B , 10 .99% , 11/15/25 9,333 9,443
APP-10839237.FP.FTS.B , 10 .99% , 11/15/25 7,151 7,234
APP-11210666.FP.FTS.B , 10 .99% , 11/15/25 6,942 7,019
APP-11237796.FP.FTS.B , 16 .49% , 11/15/25 6,034 6,228
APP-10776817.FP.FTS.B , 16 .99% , 11/15/25 12,710 13,112
APP-11802431.FP.FTS.B , 10 .24% , 12/18/25 4,521 4,575
APP-11253357.FP.FTS.B , 13 .24% , 12/20/25 6,377 6,455
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10746117.FP.FTS.B , 8 .99% , 12/26/25 $ 5,776 $ 5,845
APP-11104135.FP.FTS.B , 11 .49% , 1/03/26 13,321 13,482
APP-11321062.FP.FTS.B , 14 .49% , 1/03/26 3,090 3,112
APP-11411443.FP.FTS.B , 17 .49% , 1/03/26 5,248 3,262
APP-11287073.FP.FTS.B , 21 .99% , 1/03/26 15,033 3,121
APP-11378327.FP.FTS.B , 17 .99% , 1/07/26 5,426 3,417
APP-11279539.FP.FTS.B , 15 .99% , 1/09/26 3,871 3,928
APP-11403530.FP.FTS.B , 19 .49% , 1/09/26 4,034 4,158
APP-11376181.FP.FTS.B , 10 .99% , 1/15/26 5,293 5,357
APP-11237745.FP.FTS.B , 17 .49% , 1/20/26 3,592 3,660
APP-12229052.FP.FTS.B , 17 .99% , 1/26/26 7,817 8,159
APP-12243882.FP.FTS.B , 19 .49% , 1/27/26 4,182 4,339
APP-11770041.FP.FTS.B , 15 .99% , 2/02/26 4,705 4,837
APP-11792403.FP.FTS.B , 13 .99% , 2/03/26 8,849 9,072
APP-11335385.FP.FTS.B , 10 .99% , 2/04/26 6,163 6,230
APP-10480296.FP.FTS.B , 19 .49% , 2/12/26 2,471 2,518
APP-11817724.FP.FTS.B , 20 .74% , 2/12/26 9,584 10,089
APP-12125189.FP.FTS.B , 19 .49% , 2/25/26 2,797 2,843
APP-12285827.FP.FTS.B , 13 .24% , 3/01/26 3,962 4,006
APP-11946533.FP.FTS.B , 16 .24% , 3/01/26 11,147 11,458
APP-12236342.FP.FTS.B , 16 .49% , 3/08/26 10,392 10,833
APP-12243350.FP.FTS.B , 9 .99% , 3/12/26 . 1,899 1,904
APP-12201290.FP.FTS.B , 14 .74% , 3/12/26 3,850 3,857
APP-12106220.FP.FTS.B , 18 .99% , 3/12/26 5,573 5,774
APP-08739403.FP.FTS.B , 16 .99% , 3/21/26 10,542 10,732
APP-10476373.FP.FTS.B , 10 .99% , 3/25/26 5,934 6,023
APP-11799543.FP.FTS.B , 13 .24% , 4/12/26 4,215 4,282
APP-08907777.FP.FTS.B , 17 .99% , 4/12/26 3,090 3,181
APP-08698355.FP.FTS.B , 18 .99% , 4/17/26 5,765 5,890
APP-09019999.FP.FTS.B , 13 .49% , 4/22/26 17,228 17,472
APP-09087999.FP.FTS.B , 21 .49% , 4/30/26 13,693 14,248
APP-08979983.FP.FTS.B , 19 .99% , 5/01/26 4,990 5,117
APP-08726744.FP.FTS.B , 21 .49% , 5/01/26 15,539 15,984
APP-08741967.FP.FTS.B , 17 .49% , 5/05/26 12,142 12,325
APP-09321377.FP.FTS.B , 17 .49% , 5/15/26 10,613 10,760
APP-08975984.FP.FTS.B , 16 .99% , 5/17/26 10,278 978
APP-09015317.FP.FTS.B , 18 .99% , 5/22/26 9,834 3,266
APP-08994245.FP.FTS.B , 22 .99% , 5/22/26 5,564 5,613
APP-09012359.FP.FTS.B , 23 .49% , 5/23/26 6,895 7,231
APP-09352425.FP.FTS.B , 14 .99% , 5/28/26 12,583 12,764
APP-08989489.FP.FTS.B , 22 .99% , 5/28/26 4,376 4,568
APP-09057834.FP.FTS.B , 18 .99% , 5/29/26 10,543 10,950
APP-08923777.FP.FTS.B , 12 .99% , 5/30/26 10,273 10,434
APP-08970713.FP.FTS.B , 12 .99% , 5/30/26 10,708 10,884
APP-08976475.FP.FTS.B , 20 .99% , 5/30/26 5,495 5,791
APP-08924285.FP.FTS.B , 14 .99% , 5/31/26 8,099 8,231
APP-08974488.FP.FTS.B , 21 .49% , 5/31/26 6,831 7,113
APP-09060458.FP.FTS.B , 22 .49% , 5/31/26 5,647 5,979
APP-09095478.FP.FTS.B , 13 .49% , 6/01/26 1,368 1,366
APP-09020308.FP.FTS.B , 16 .99% , 6/01/26 9,842 1,352
APP-09029242.FP.FTS.B , 17 .49% , 6/01/26 20,914 21,255
APP-08816539.FP.FTS.B , 20 .49% , 6/01/26 12,374 1,197
APP-08847606.FP.FTS.B , 15 .49% , 6/04/26 16,560 16,777
APP-08979954.FP.FTS.B , 12 .99% , 6/05/26 10,603 10,767
APP-09027027.FP.FTS.B , 21 .49% , 6/05/26 10,318 10,848
APP-08923668.FP.FTS.B , 21 .49% , 6/06/26 6,082 6,297
APP-09232139.FP.FTS.B , 22 .49% , 6/07/26 17,623 3,695
APP-09070140.FP.FTS.B , 12 .99% , 6/12/26 6,295 6,388

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09074502.FP.FTS.B , 17 .49% , 6/12/26 $ 14,924 $ 15,223
APP-09074432.FP.FTS.B , 19 .99% , 6/12/26 5,324 5,558
APP-08649324.FP.FTS.B , 20 .49% , 6/13/26 11,201 11,644
APP-09045278.FP.FTS.B , 12 .99% , 6/14/26 4,997 5,069
APP-09096903.FP.FTS.B , 12 .99% , 6/15/26 6,714 6,809
APP-08847769.FP.FTS.B , 14 .99% , 6/15/26 6,324 6,423
APP-09029834.FP.FTS.B , 18 .49% , 6/18/26 5,338 5,447
APP-09132903.FP.FTS.B , 18 .99% , 6/18/26 9,191 9,523
APP-09125842.FP.FTS.B , 20 .49% , 6/18/26 4,572 4,629
APP-09281875.FP.FTS.B , 14 .99% , 6/20/26 11,225 11,376
APP-08902866.FP.FTS.B , 20 .49% , 6/23/26 11,993 12,589
APP-09198220.FP.FTS.B , 15 .49% , 6/28/26 5,707 5,907
APP-09238269.FP.FTS.B , 15 .49% , 6/28/26 20,435 20,794
APP-09096348.FP.FTS.B , 18 .99% , 6/28/26 10,492 10,725
APP-09201816.FP.FTS.B , 19 .49% , 6/28/26 4,643 4,877
APP-08924259.FP.FTS.B , 15 .49% , 6/29/26 15,279 15,581
APP-09355512.FP.FTS.B , 20 .99% , 6/29/26 6,354 6,532
APP-08984739.FP.FTS.B , 17 .49% , 7/01/26 21,137 21,460
APP-09785029.FP.FTS.B , 17 .99% , 7/01/26 3,027 3,049
APP-09789894.FP.FTS.B , 21 .49% , 7/01/26 10,206 10,599
APP-09717698.FP.FTS.B , 13 .24% , 7/03/26 9,451 9,563
APP-09379010.FP.FTS.B , 22 .49% , 7/04/26 10,768 11,177
APP-09569037.FP.FTS.B , 13 .24% , 7/06/26 12,106 12,259
APP-09445164.FP.FTS.B , 13 .49% , 7/06/26 14,506 14,691
APP-09448166.FP.FTS.B , 14 .99% , 7/07/26 12,033 12,234
APP-09354737.FP.FTS.B , 15 .49% , 7/07/26 3,223 3,271
APP-08684302.FP.FTS.B , 13 .74% , 7/08/26 15,515 15,714
APP-09768010.FP.FTS.B , 17 .99% , 7/09/26 14,981 15,445
APP-09336762.FP.FTS.B , 12 .99% , 7/10/26 5,209 5,286
APP-09291214.FP.FTS.B , 17 .99% , 7/10/26 12,914 13,313
APP-09424879.FP.FTS.B , 17 .99% , 7/10/26 3,179 3,246
APP-09351977.FP.FTS.B , 19 .49% , 7/10/26 9,184 9,480
APP-09208095.FP.FTS.B , 17 .49% , 7/11/26 7,392 7,618
APP-08684475.FP.FTS.B , 18 .99% , 7/11/26 4,595 4,772
APP-09328185.FP.FTS.B , 15 .49% , 7/12/26 15,661 15,920
APP-09045901.FP.FTS.B , 14 .99% , 7/13/26 9,480 9,624
APP-09241097.FP.FTS.B , 20 .49% , 7/15/26 10,546 11,063
APP-09133899.FP.FTS.B , 22 .99% , 7/16/26 20,004 20,922
APP-09356919.FP.FTS.B , 15 .49% , 7/20/26 11,662 11,884
APP-08924296.FP.FTS.B , 22 .49% , 7/30/26 15,279 16,061
APP-10156862.FP.FTS.B , 17 .99% , 8/06/26 17,213 17,372
APP-09331398.FP.FTS.B , 14 .99% , 8/09/26 10,991 11,189
APP-09708763.FP.FTS.B , 17 .49% , 8/10/26 9,017 9,291
APP-09780659.FP.FTS.B , 17 .49% , 8/10/26 14,329 14,591
APP-09780914.FP.FTS.B , 18 .99% , 8/10/26 7,815 8,076
APP-09787054.FP.FTS.B , 19 .99% , 8/10/26 6,978 7,239
APP-09789653.FP.FTS.B , 23 .49% , 8/10/26 9,704 10,157
APP-09759315.FP.FTS.B , 13 .24% , 8/11/26 10,017 10,156
APP-09593157.FP.FTS.B , 14 .74% , 8/12/26 15,938 8,855
APP-09781342.FP.FTS.B , 17 .99% , 8/12/26 12,922 13,298
APP-09717599.FP.FTS.B , 19 .99% , 8/12/26 5,085 5,252
APP-09291173.FP.FTS.B , 13 .24% , 8/15/26 12,064 12,239
APP-09778508.FP.FTS.B , 13 .24% , 8/15/26 11,404 11,569
APP-09795345.FP.FTS.B , 13 .24% , 8/15/26 14,450 1,477
APP-10045496.FP.FTS.B , 14 .49% , 8/15/26 4,703 4,767
APP-09788637.FP.FTS.B , 17 .99% , 8/15/26 16,032 16,535
APP-09708666.FP.FTS.B , 19 .49% , 8/15/26 10,638 11,109
APP-09766832.FP.FTS.B , 19 .99% , 8/15/26 3,763 3,892
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09242266.FP.FTS.B , 22 .99% , 8/15/26 $ 18,481 $ 19,209
APP-09780110.FP.FTS.B , 15 .99% , 8/17/26 21,029 21,382
APP-10214566.FP.FTS.B , 17 .99% , 8/18/26 11,606 11,975
APP-10213964.FP.FTS.B , 18 .99% , 8/18/26 9,132 9,479
APP-10246936.FP.FTS.B , 9 .99% , 8/20/26 . 7,801 7,920
APP-10244412.FP.FTS.B , 14 .24% , 8/20/26 8,489 8,633
APP-09717880.FP.FTS.B , 15 .74% , 8/20/26 11,955 12,169
APP-10195666.FP.FTS.B , 20 .99% , 8/20/26 15,314 15,951
APP-10244692.FP.FTS.B , 20 .99% , 8/20/26 1,716 1,717
APP-09811789.FP.FTS.B , 22 .49% , 8/20/26 3,680 3,857
APP-10127112.FP.FTS.B , 16 .49% , 8/21/26 6,945 7,087
APP-10233694.FP.FTS.B , 18 .99% , 8/21/26 8,956 9,299
APP-10293482.FP.FTS.B , 11 .99% , 8/22/26 7,257 7,356
APP-09726787.FP.FTS.B , 15 .24% , 8/24/26 7,194 7,331
APP-09787833.FP.FTS.B , 15 .74% , 8/24/26 18,035 18,381
APP-09794319.FP.FTS.B , 15 .74% , 8/24/26 12,167 12,401
APP-09708684.FP.FTS.B , 21 .49% , 8/24/26 24,508 25,596
APP-09759659.FP.FTS.B , 13 .24% , 8/25/26 13,886 14,123
APP-09812236.FP.FTS.B , 13 .24% , 8/26/26 9,496 9,653
APP-09811518.FP.FTS.B , 15 .74% , 8/27/26 12,379 12,630
APP-10308476.FP.FTS.B , 20 .49% , 8/28/26 11,939 12,540
APP-10352432.FP.FTS.B , 11 .99% , 9/01/26 8,715 8,826
APP-09019228.FP.FTS.B , 16 .99% , 9/05/26 9,668 9,890
APP-10389562.FP.FTS.B , 17 .49% , 9/05/26 9,567 9,841
APP-10525907.FP.FTS.B , 11 .99% , 9/15/26 9,337 2,881
APP-10400798.FP.FTS.B , 14 .24% , 9/15/26 10,775 10,965
APP-09778451.FP.FTS.B , 18 .99% , 9/20/26 12,388 12,888
APP-10158390.FP.FTS.B , 12 .49% , 9/21/26 17,581 17,849
APP-09766134.FP.FTS.B , 15 .24% , 9/23/26 11,619 11,842
APP-10209954.FP.FTS.B , 16 .49% , 9/23/26 6,335 6,476
APP-10203826.FP.FTS.B , 13 .24% , 9/25/26 22,438 22,817
APP-10663520.FP.FTS.B , 12 .49% , 9/30/26 17,545 17,829
APP-10211394.FP.FTS.B , 14 .24% , 9/30/26 9,163 9,352
APP-10203378.FP.FTS.B , 18 .99% , 10/01/26 7,764 2,557
APP-10115186.FP.FTS.B , 23 .49% , 10/01/26 11,272 11,862
APP-10206598.FP.FTS.B , 23 .49% , 10/01/26 5,792 6,037
APP-10195837.FP.FTS.B , 11 .99% , 10/02/26 8,036 8,154
APP-10622691.FP.FTS.B , 18 .99% , 10/02/26 6,670 6,954
APP-10210290.FP.FTS.B , 19 .99% , 10/02/26 4,187 4,312
APP-10220069.FP.FTS.B , 11 .99% , 10/04/26 13,818 14,044
APP-10156629.FP.FTS.B , 14 .49% , 10/04/26 4,695 4,767
APP-10229284.FP.FTS.B , 18 .99% , 10/04/26 8,013 4,685
APP-10374305.FP.FTS.B , 11 .99% , 10/05/26 9,080 9,207
APP-10237302.FP.FTS.B , 13 .24% , 10/05/26 24,734 13,394
APP-10157026.FP.FTS.B , 14 .24% , 10/05/26 7,293 7,419
APP-10692650.FP.FTS.B , 11 .99% , 10/08/26 8,380 8,502
APP-10091993.FP.FTS.B , 19 .99% , 10/08/26 10,350 10,754
APP-10710819.FP.FTS.B , 16 .99% , 10/09/26 9,751 2,967
APP-10291582.FP.FTS.B , 17 .49% , 10/09/26 9,788 10,082
APP-10682190.FP.FTS.B , 19 .49% , 10/09/26 10,559 11,051
APP-08114000.FP.FTS.B , 13 .24% , 10/10/26 11,159 11,323
APP-10477663.FP.FTS.B , 20 .99% , 10/12/26 8,254 8,326
APP-10477679.FP.FTS.B , 17 .49% , 10/14/26 14,253 14,781
APP-10199991.FP.FTS.B , 16 .99% , 10/15/26 9,822 10,028
APP-10365188.FP.FTS.B , 14 .24% , 10/17/26 7,117 7,248
APP-10514404.FP.FTS.B , 18 .99% , 10/17/26 13,853 1,461
APP-08914924.FP.FTS.B , 24 .99% , 10/19/26 3,425 3,496
APP-10463389.FP.FTS.B , 12 .49% , 10/20/26 18,458 18,759

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10096145.FP.FTS.B , 14 .24% , 10/20/26 $ 12,725 $ 12,986
APP-10243564.FP.FTS.B , 20 .49% , 10/21/26 11,741 12,301
APP-10520303.FP.FTS.B , 12 .49% , 10/23/26 15,593 15,860
APP-10432275.FP.FTS.B , 12 .49% , 10/24/26 8,569 8,646
APP-10463469.FP.FTS.B , 18 .99% , 10/24/26 26,476 27,461
APP-10364110.FP.FTS.B , 11 .24% , 10/25/26 22,782 23,177
APP-10476876.FP.FTS.B , 16 .99% , 10/25/26 12,234 12,521
APP-10512737.FP.FTS.B , 17 .49% , 10/25/26 9,932 10,304
APP-10274873.FP.FTS.B , 20 .49% , 10/25/26 9,926 10,412
APP-10352498.FP.FTS.B , 18 .49% , 10/28/26 6,998 7,297
APP-10432641.FP.FTS.B , 15 .49% , 10/29/26 14,899 15,269
APP-10482600.FP.FTS.B , 16 .49% , 10/30/26 6,187 6,328
APP-09094872.FP.FTS.B , 14 .99% , 11/01/26 14,986 15,216
APP-10537549.FP.FTS.B , 11 .99% , 11/02/26 13,862 7,461
APP-10583684.FP.FTS.B , 16 .99% , 11/02/26 10,226 10,556
APP-10606158.FP.FTS.B , 14 .74% , 11/05/26 13,789 14,008
APP-11307937.FP.FTS.B , 11 .99% , 11/08/26 10,845 10,998
APP-10776411.FP.FTS.B , 11 .99% , 11/09/26 14,765 14,984
APP-09709453.FP.FTS.B , 14 .24% , 11/09/26 9,607 9,750
APP-11099818.FP.FTS.B , 16 .49% , 11/09/26 6,145 6,259
APP-11236671.FP.FTS.B , 14 .49% , 11/10/26 4,746 4,813
APP-10765319.FP.FTS.B , 14 .49% , 11/11/26 3,654 3,710
APP-11395641.FP.FTS.B , 11 .99% , 11/14/26 5,909 5,939
APP-10714394.FP.FTS.B , 11 .99% , 11/15/26 14,223 14,448
APP-10763123.FP.FTS.B , 13 .24% , 11/15/26 24,093 24,476
APP-11304024.FP.FTS.B , 17 .49% , 11/15/26 7,288 7,536
APP-11314507.FP.FTS.B , 19 .99% , 11/15/26 8,063 8,444
APP-10688392.FP.FTS.B , 21 .99% , 11/15/26 13,686 14,361
APP-10606168.FP.FTS.B , 11 .99% , 11/16/26 12,058 12,277
APP-10689192.FP.FTS.B , 12 .49% , 11/16/26 19,265 19,591
APP-10768778.FP.FTS.B , 14 .74% , 11/18/26 19,772 20,145
APP-11305757.FP.FTS.B , 11 .99% , 11/19/26 12,244 12,448
APP-11296028.FP.FTS.B , 23 .49% , 11/19/26 29,477 30,781
APP-10170330.FP.FTS.B , 11 .99% , 11/20/26 6,430 6,533
APP-10756762.FP.FTS.B , 12 .49% , 11/21/26 15,875 16,150
APP-10750422.FP.FTS.B , 17 .49% , 11/21/26 10,901 11,290
APP-10764525.FP.FTS.B , 20 .49% , 11/22/26 9,879 10,375
APP-10624096.FP.FTS.B , 14 .24% , 11/23/26 10,845 1,118
APP-11103030.FP.FTS.B , 20 .49% , 11/23/26 5,458 5,545
APP-10692601.FP.FTS.B , 22 .49% , 11/23/26 5,331 5,604
APP-10762415.FP.FTS.B , 17 .99% , 11/24/26 7,247 7,613
APP-11304530.FP.FTS.B , 21 .49% , 11/24/26 27,226 28,459
APP-11333408.FP.FTS.B , 17 .99% , 11/25/26 7,121 7,497
APP-11386113.FP.FTS.B , 18 .99% , 11/25/26 3,983 4,132
APP-09433444.FP.FTS.B , 14 .99% , 11/26/26 10,585 10,768
APP-10244251.FP.FTS.B , 20 .49% , 11/28/26 15,541 16,142
APP-10780891.FP.FTS.B , 17 .99% , 11/30/26 24,761 13,632
APP-10481822.FP.FTS.B , 18 .49% , 11/30/26 13,771 14,414
APP-10234140.FP.FTS.B , 15 .49% , 12/01/26 25,668 7,578
APP-10744150.FP.FTS.B , 20 .49% , 12/08/26 16,734 1,705
APP-11741440.FP.FTS.B , 19 .99% , 12/16/26 5,703 5,907
APP-11277516.FP.FTS.B , 18 .49% , 12/18/26 14,060 14,634
APP-11301348.FP.FTS.B , 15 .99% , 12/19/26 14,665 4,728
APP-10253670.FP.FTS.B , 19 .99% , 12/19/26 4,535 4,712
APP-11312173.FP.FTS.B , 20 .49% , 12/20/26 1,849 1,851
APP-11283905.FP.FTS.B , 15 .99% , 12/21/26 26,302 26,862
APP-11187285.FP.FTS.B , 12 .49% , 12/22/26 19,771 20,107
APP-10769483.FP.FTS.B , 17 .99% , 12/22/26 15,054 15,599
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11798644.FP.FTS.B , 18 .99% , 12/24/26 $ 1,938 $ 1,962
APP-11318066.FP.FTS.B , 17 .49% , 12/25/26 8,354 8,669
APP-11399469.FP.FTS.B , 16 .49% , 12/26/26 1,207 1,210
APP-11395038.FP.FTS.B , 16 .99% , 12/26/26 3,744 3,790
APP-11361916.FP.FTS.B , 23 .49% , 12/26/26 27,920 29,551
APP-11305667.FP.FTS.B , 20 .49% , 12/27/26 15,175 16,002
APP-11776378.FP.FTS.B , 20 .49% , 12/27/26 20,923 22,001
APP-11124061.FP.FTS.B , 11 .99% , 12/28/26 13,306 13,552
APP-11306747.FP.FTS.B , 14 .24% , 12/28/26 8,147 8,305
APP-11740044.FP.FTS.B , 15 .24% , 12/28/26 20,492 21,290
APP-11800507.FP.FTS.B , 18 .49% , 12/28/26 10,914 11,380
APP-11410923.FP.FTS.B , 23 .49% , 12/28/26 5,571 5,880
APP-11789125.FP.FTS.B , 11 .24% , 12/29/26 3,827 3,842
APP-11798578.FP.FTS.B , 11 .74% , 12/29/26 22,647 23,056
APP-09940038.FP.FTS.B , 17 .49% , 12/29/26 10,100 10,490
APP-11807330.FP.FTS.B , 17 .99% , 12/29/26 5,435 5,561
APP-11789087.FP.FTS.B , 18 .99% , 12/29/26 8,229 8,583
APP-11266733.FP.FTS.B , 11 .99% , 12/30/26 13,075 13,312
APP-11217813.FP.FTS.B , 14 .24% , 12/30/26 11,867 12,126
APP-11277746.FP.FTS.B , 25 .49% , 12/30/26 5,733 3,561
APP-11138919.FP.FTS.B , 11 .99% , 1/01/27 6,458 6,544
APP-11271721.FP.FTS.B , 11 .99% , 1/02/27 8,722 8,865
APP-11279541.FP.FTS.B , 12 .49% , 1/02/27 18,439 18,746
APP-11341268.FP.FTS.B , 12 .49% , 1/03/27 20,599 20,925
APP-11333109.FP.FTS.B , 15 .99% , 1/03/27 11,075 11,347
APP-11333811.FP.FTS.B , 16 .99% , 1/03/27 8,185 8,448
APP-11265912.FP.FTS.B , 17 .49% , 1/03/27 6,947 7,163
APP-11323384.FP.FTS.B , 12 .74% , 1/04/27 15,007 15,234
APP-11332983.FP.FTS.B , 18 .99% , 1/04/27 8,401 8,678
APP-11399720.FP.FTS.B , 21 .49% , 1/04/27 12,358 7,523
APP-11355890.FP.FTS.B , 14 .74% , 1/07/27 21,149 21,526
APP-11389311.FP.FTS.B , 17 .49% , 1/07/27 21,960 22,437
APP-11333372.FP.FTS.B , 18 .49% , 1/07/27 10,771 11,232
APP-11370718.FP.FTS.B , 23 .49% , 1/07/27 11,801 12,363
APP-11306719.FP.FTS.B , 11 .99% , 1/08/27 8,068 8,206
APP-11128695.FP.FTS.B , 14 .49% , 1/08/27 3,971 4,040
APP-11385154.FP.FTS.B , 18 .99% , 1/08/27 8,360 8,645
APP-11396422.FP.FTS.B , 18 .99% , 1/08/27 10,360 10,728
APP-10916969.FP.FTS.B , 19 .99% , 1/08/27 6,100 6,318
APP-10266247.FP.FTS.B , 21 .99% , 1/08/27 6,034 6,289
APP-11393205.FP.FTS.B , 21 .99% , 1/08/27 1,924 1,932
APP-11294990.FP.FTS.B , 22 .49% , 1/08/27 8,043 761
APP-11373885.FP.FTS.B , 14 .49% , 1/09/27 5,566 5,674
APP-11380536.FP.FTS.B , 17 .49% , 1/09/27 11,014 11,377
APP-11335531.FP.FTS.B , 16 .99% , 1/10/27 9,897 10,255
APP-12243964.FP.FTS.B , 19 .99% , 1/15/27 8,411 8,794
APP-12266273.FP.FTS.B , 23 .74% , 1/18/27 15,461 16,249
APP-12233402.FP.FTS.B , 21 .49% , 1/20/27 10,550 11,092
APP-12231521.FP.FTS.B , 17 .24% , 1/26/27 20,269 21,042
APP-12251026.FP.FTS.B , 11 .24% , 1/27/27 8,198 8,348
APP-12151284.FP.FTS.B , 17 .99% , 1/27/27 11,206 11,808
APP-12241564.FP.FTS.B , 19 .99% , 1/27/27 5,333 5,404
APP-12247637.FP.FTS.B , 19 .99% , 1/27/27 18,072 19,096
APP-12243989.FP.FTS.B , 21 .99% , 1/27/27 5,719 5,987
APP-10606291.FP.FTS.B , 18 .49% , 1/28/27 4,196 4,249
APP-09045963.FP.FTS.B , 15 .49% , 1/31/27 8,668 5,552
APP-10508459.FP.FTS.B , 15 .99% , 1/31/27 25,453 25,950
APP-11693698.FP.FTS.B , 16 .74% , 2/02/27 27,772 28,311

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11317083.FP.FTS.B , 20 .49% , 2/03/27 $ 6,347 $ 6,592
APP-11795116.FP.FTS.B , 11 .74% , 2/04/27 13,651 13,889
APP-11785699.FP.FTS.B , 18 .99% , 2/05/27 9,466 9,791
APP-11393178.FP.FTS.B , 18 .99% , 2/07/27 8,911 9,217
APP-11753813.FP.FTS.B , 9 .24% , 2/09/27 . 7,701 7,839
APP-11798862.FP.FTS.B , 16 .49% , 2/09/27 7,255 7,413
APP-11810406.FP.FTS.B , 11 .74% , 2/10/27 26,447 26,923
APP-11810344.FP.FTS.B , 17 .49% , 2/10/27 14,807 15,255
APP-11787878.FP.FTS.B , 19 .99% , 2/10/27 4,352 4,508
APP-11740981.FP.FTS.B , 9 .24% , 2/11/27 . 9,862 1,309
APP-11779303.FP.FTS.B , 10 .99% , 2/11/27 10,460 10,642
APP-11791248.FP.FTS.B , 11 .24% , 2/11/27 20,988 21,390
APP-11799511.FP.FTS.B , 13 .49% , 2/11/27 5,887 5,966
APP-11788952.FP.FTS.B , 16 .49% , 2/11/27 8,403 8,594
APP-11795686.FP.FTS.B , 16 .49% , 2/11/27 3,640 3,665
APP-11779953.FP.FTS.B , 16 .74% , 2/11/27 28,093 28,733
APP-11789582.FP.FTS.B , 19 .49% , 2/11/27 7,652 7,958
APP-11805082.FP.FTS.B , 19 .49% , 2/11/27 12,401 12,928
APP-11807542.FP.FTS.B , 10 .99% , 2/12/27 20,936 21,306
APP-11794207.FP.FTS.B , 11 .49% , 2/12/27 7,902 8,056
APP-11694425.FP.FTS.B , 11 .74% , 2/12/27 22,405 22,801
APP-11798052.FP.FTS.B , 18 .49% , 2/12/27 16,910 17,677
APP-11753796.FP.FTS.B , 19 .99% , 2/12/27 8,736 9,130
APP-11805436.FP.FTS.B , 22 .49% , 2/12/27 6,021 6,298
APP-10672023.FP.FTS.B , 18 .49% , 2/15/27 11,574 12,106
APP-10688549.FP.FTS.B , 18 .99% , 2/16/27 18,678 19,431
APP-11339522.FP.FTS.B , 23 .49% , 2/21/27 12,023 12,641
APP-10580822.FP.FTS.B , 18 .49% , 2/22/27 13,332 4,511
APP-10459721.FP.FTS.B , 20 .99% , 2/23/27 24,494 25,482
APP-11391376.FP.FTS.B , 19 .99% , 2/28/27 14,419 14,905
APP-12228409.FP.FTS.B , 19 .99% , 3/01/27 7,870 8,164
APP-11277041.FP.FTS.B , 20 .49% , 3/02/27 14,670 15,184
APP-11194668.FP.FTS.B , 14 .24% , 3/03/27 11,684 11,908
APP-12106034.FP.FTS.B , 11 .24% , 3/04/27 12,636 12,860
APP-12189756.FP.FTS.B , 18 .24% , 3/04/27 18,469 19,069
APP-12172287.FP.FTS.B , 19 .99% , 3/07/27 9,635 10,039
APP-12017319.FP.FTS.B , 10 .99% , 3/09/27 17,289 17,589
APP-12130498.FP.FTS.B , 13 .24% , 3/10/27 11,803 12,036
APP-11496336.FP.FTS.B , 11 .24% , 3/11/27 9,351 9,518
APP-12213871.FP.FTS.B , 19 .99% , 3/11/27 12,287 12,915
APP-12244387.FP.FTS.B , 11 .24% , 3/12/27 17,129 17,467
APP-12250156.FP.FTS.B , 11 .74% , 3/12/27 27,297 27,797
APP-12246518.FP.FTS.B , 13 .24% , 3/13/27 12,477 12,734
APP-12236483.FP.FTS.B , 15 .24% , 3/13/27 22,480 23,216
APP-12050299.FP.FTS.B , 17 .99% , 3/13/27 6,327 6,551
APP-10683987.FP.FTS.B , 12 .49% , 3/16/27 20,238 13,256
APP-10550902.FP.FTS.B , 9 .99% , 3/24/27 . 5,278 5,299
APP-10156518.FP.FTS.B , 19 .99% , 3/31/27 2,835 2,853
APP-12180444.FP.FTS.B , 25 .49% , 4/04/27 6,769 7,080
APP-11823747.FP.FTS.B , 13 .74% , 4/11/27 7,032 7,163
APP-11799128.FP.FTS.B , 10 .99% , 4/12/27 13,052 13,295
APP-11794186.FP.FTS.B , 14 .74% , 4/12/27 26,290 26,904
APP-12245031.FP.FTS.B , 19 .99% , 4/12/27 15,805 16,473
APP-12241288.FP.FTS.B , 22 .99% , 4/13/27 32,268 10,931
APP-11791702.FP.FTS.B , 13 .24% , 4/30/27 16,908 10,694
APP-10315402.FP.FTS.B , 22 .99% , 4/30/27 10,400 10,954
APP-09447903.FP.FTS.B , 23 .49% , 5/06/27 13,709 14,298
APP-11301237.FP.FTS.B , 18 .49% , 6/02/27 11,590 12,084
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12077324.FP.FTS.B , 17 .99% , 6/10/27 $ 16,898 $ 17,542
APP-11579250.FP.FTS.B , 11 .24% , 6/15/27 19,456 19,812
APP-12222310.FP.FTS.B , 18 .24% , 9/21/27 27,892 28,940
APP-11800371.FP.FTS.B , 19 .74% , 10/10/27 11,871 12,025
APP-11315623.FP.FTS.B , 15 .49% , 11/02/27 11,033 7,832
APP-11254936.FP.FTS.B , 20 .99% , 3/17/28 6,163 6,202
APP-09353776.FP.FTS.B , 21 .99% , 6/27/34 643 107
APP-11194733.FP.FTS.B , 8 .99% , 11/11/34 1,048 1,048
APP-11237920.FP.FTS.B , 17 .99% , 11/17/34 373 375
APP-11333230.FP.FTS.B , 12 .49% , 11/25/34 915 918
APP-11382302.FP.FTS.B , 16 .99% , 11/25/34 106 106
4,083,821
LendingClub Corp. - LCX
163477091.LC.FTS.B , 11 .02% , 12/20/24 .. 1,319 1,314
163859690.LC.FTS.B , 16 .95% , 1/03/25 ... 1,448 1,439
164222970.LC.FTS.B , 8 .19% , 1/07/25 ... 2,411 2,407
163973756.LC.FTS.B , 12 .4% , 1/12/25 ... 2,957 2,939
164807302.LC.FTS.B , 8 .81% , 1/15/25 ... 2,458 2,451
165333612.LC.FTS.B , 11 .71% , 1/23/25 ... 780 772
165427525.LC.FTS.B , 14 .3% , 1/23/25 ... 345 344
165461334.LC.FTS.B , 14 .3% , 1/24/25 ... 411 412
165508383.LC.FTS.B , 15 .24% , 1/27/25 ... 2,448 2,455
165618377.LC.FTS.B , 8 .81% , 1/28/25 ... 794 783
166868646.LC.FTS.B , 16 .12% , 2/18/25 ... 472 468
166982249.LC.FTS.B , 20 .55% , 2/21/25 ... 1,232 1,243
167008405.LC.FTS.B , 16 .95% , 2/24/25 ... 3,933 3,286
163371603.LC.FTS.B , 10 .33% , 3/13/25 ... 1,299 1,267
165509821.LC.FTS.B , 11 .71% , 3/31/25 ... 2,035 1,966
165799463.LC.FTS.B , 12 .4% , 3/31/25 ... 1,970 1,917
168657342.LC.FTS.B , Zero Cpn , 4/14/25 . 9,119 –
163257946.LC.FTS.B , 13 .08% , 2/08/26 ... 10,250 3,777
157826557.LC.FTS.B , 12 .4% , 11/03/34 ... 1,295 1,283
161569311.LC.FTS.B , 8 .19% , 11/20/34 ... 917 916
162072108.LC.FTS.B , 17 .74% , 11/25/34 .. 19,206 –
31,439
LendingClub Corp. - LCX PM
183663596.LC.FTS.B , 16 .19% , 12/01/24 .. 1,105 1,099
183762903.LC.FTS.B , 15 .44% , 12/02/24 .. 523 520
183695987.LC.FTS.B , 15 .99% , 12/03/24 .. 1,423 1,413
183777683.LC.FTS.B , 18 .99% , 12/03/24 .. 601 597
183788267.LC.FTS.B , 22 .99% , 12/03/24 .. 271 271
183609082.LC.FTS.B , 19 .49% , 12/04/24 .. 289 289
183203390.LC.FTS.B , 15 .49% , 12/06/24 .. 1,781 1,771
183766217.LC.FTS.B , 16 .49% , 12/06/24 .. 3,700 –
183802837.LC.FTS.B , 17 .99% , 12/06/24 .. 2,002 1,991
183558965.LC.FTS.B , 18 .99% , 12/06/24 .. 3,263 –
183799482.LC.FTS.B , 18 .99% , 12/06/24 .. 784 782
183818205.LC.FTS.B , 18 .99% , 12/06/24 .. 1,718 1,708
183645675.LC.FTS.B , 19 .99% , 12/06/24 .. 294 294
183541347.LC.FTS.B , 22 .99% , 12/06/24 .. 760 761
183193558.LC.FTS.B , 12 .49% , 12/07/24 .. 1,636 1,625
183882045.LC.FTS.B , 15 .99% , 12/07/24 .. 1,033 1,027
183901831.LC.FTS.B , 16 .49% , 12/07/24 .. 2,081 2,069
183710611.LC.FTS.B , 22 .49% , 12/07/24 .. 318 319
183842381.LC.FTS.B , 24 .99% , 12/07/24 .. 925 927
183915427.LC.FTS.B , 13 .24% , 12/08/24 .. 9,301 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183732977.LC.FTS.B , 14 .49% , 12/08/24 .. $ 1,014 $ 1,008
183913486.LC.FTS.B , 14 .49% , 12/08/24 .. 338 336
183955270.LC.FTS.B , 16 .49% , 12/08/24 .. 173 172
183942961.LC.FTS.B , 18 .99% , 12/08/24 .. 1,987 –
183961259.LC.FTS.B , 12 .74% , 12/09/24 .. 661 657
184035228.LC.FTS.B , 13 .04% , 12/09/24 .. 995 989
183294173.LC.FTS.B , 15 .99% , 12/09/24 .. 434 432
183610510.LC.FTS.B , 15 .99% , 12/09/24 .. 1,516 1,508
183951356.LC.FTS.B , 17 .49% , 12/09/24 .. 1,229 1,223
183880382.LC.FTS.B , 22 .99% , 12/09/24 .. 942 110
183967026.LC.FTS.B , 22 .99% , 12/09/24 .. 2,353 1,969
183983228.LC.FTS.B , 26 .49% , 12/09/24 .. 963 962
184037034.LC.FTS.B , 12 .49% , 12/10/24 .. 66 65
184001961.LC.FTS.B , 16 .99% , 12/10/24 .. 595 591
184006108.LC.FTS.B , 16 .99% , 12/10/24 .. 872 868
184044208.LC.FTS.B , 16 .99% , 12/10/24 .. 1,843 1,833
184008894.LC.FTS.B , 17 .99% , 12/10/24 .. 707 703
183687452.LC.FTS.B , 18 .99% , 12/10/24 .. 71 71
182860020.LC.FTS.B , 15 .44% , 12/12/24 .. 2,664 2,652
184035087.LC.FTS.B , 10 .34% , 12/13/24 .. 640 637
184049185.LC.FTS.B , 13 .24% , 12/13/24 .. 1,197 1,191
184003705.LC.FTS.B , 17 .99% , 12/13/24 .. 1,060 1,055
184091538.LC.FTS.B , Zero Cpn , 12/14/24 3,077 –
184070958.LC.FTS.B , 10 .49% , 12/14/24 .. 376 375
184058069.LC.FTS.B , 11 .04% , 12/14/24 .. 452 449
184078696.LC.FTS.B , 17 .99% , 12/14/24 .. 620 615
183959795.LC.FTS.B , Zero Cpn , 12/15/24 4,300 –
184202834.LC.FTS.B , 10 .49% , 12/15/24 .. 1,026 1,021
183776421.LC.FTS.B , 11 .04% , 12/15/24 .. 512 509
183184685.LC.FTS.B , 13 .24% , 12/15/24 .. 581 579
183835923.LC.FTS.B , 15 .19% , 12/15/24 .. 1,554 318
183926594.LC.FTS.B , 15 .99% , 12/15/24 .. 616 614
183974444.LC.FTS.B , 16 .99% , 12/15/24 .. 372 370
183796732.LC.FTS.B , 18 .99% , 12/15/24 .. 636 634
184125379.LC.FTS.B , 10 .34% , 12/16/24 .. 1,216 1,207
184167764.LC.FTS.B , 15 .99% , 12/16/24 .. 626 623
184016559.LC.FTS.B , 16 .44% , 12/16/24 .. 384 381
184118078.LC.FTS.B , 17 .44% , 12/16/24 .. 351 349
184245291.LC.FTS.B , 13 .19% , 12/17/24 .. 2,326 2,317
184142932.LC.FTS.B , 13 .99% , 12/17/24 .. 1,545 1,533
184191218.LC.FTS.B , 13 .99% , 12/17/24 .. 3,515 3,491
184235593.LC.FTS.B , 15 .19% , 12/17/24 .. 170 170
184248232.LC.FTS.B , 16 .19% , 12/17/24 .. 345 344
183862855.LC.FTS.B , 17 .44% , 12/17/24 .. 622 619
184015727.LC.FTS.B , 18 .99% , 12/17/24 .. 716 713
184246546.LC.FTS.B , 18 .99% , 12/17/24 .. 1,432 1,426
184252044.LC.FTS.B , 18 .99% , 12/17/24 .. 454 452
184253714.LC.FTS.B , 19 .49% , 12/17/24 .. 2,999 3,005
183943415.LC.FTS.B , 19 .99% , 12/17/24 .. 1,087 1,091
183874684.LC.FTS.B , 19 .49% , 12/19/24 .. 914 917
184065895.LC.FTS.B , 15 .49% , 12/20/24 .. 1,265 1,261
184274458.LC.FTS.B , 18 .49% , 12/20/24 .. 1,281 1,276
184210526.LC.FTS.B , 18 .99% , 12/20/24 .. 1,031 1,027
184281792.LC.FTS.B , 18 .99% , 12/20/24 .. 358 356
184284744.LC.FTS.B , 18 .99% , 12/20/24 .. 251 250
184344324.LC.FTS.B , 14 .19% , 12/21/24 .. 539 537
184336095.LC.FTS.B , 17 .44% , 12/21/24 .. 842 839
184350898.LC.FTS.B , 17 .44% , 12/21/24 .. 1,053 1,049
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184063399.LC.FTS.B , 18 .99% , 12/21/24 .. $ 543 $ 541
184376915.LC.FTS.B , 18 .99% , 12/21/24 .. 1,375 1,370
184340869.LC.FTS.B , 22 .99% , 12/21/24 .. 391 393
184369171.LC.FTS.B , 12 .19% , 12/22/24 .. 656 653
184353845.LC.FTS.B , 15 .99% , 12/22/24 .. 257 256
184394307.LC.FTS.B , 18 .99% , 12/22/24 .. 322 321
184389245.LC.FTS.B , 11 .99% , 12/23/24 .. 1,963 1,954
184048740.LC.FTS.B , 12 .49% , 12/23/24 .. 1,169 1,164
184408809.LC.FTS.B , 13 .44% , 12/23/24 .. 936 933
183756956.LC.FTS.B , 17 .49% , 12/23/24 .. 773 770
184435348.LC.FTS.B , 17 .99% , 12/23/24 .. 2,377 –
184197580.LC.FTS.B , 18 .99% , 12/23/24 .. 560 558
184367167.LC.FTS.B , 21 .49% , 12/23/24 .. 517 519
184168561.LC.FTS.B , 21 .99% , 12/24/24 .. 149 150
184068690.LC.FTS.B , 18 .49% , 12/25/24 .. 4,139 –
184443285.LC.FTS.B , Zero Cpn , 12/27/24 18,855 –
184379124.LC.FTS.B , 9 .29% , 12/27/24 ... 1,578 1,565
184405061.LC.FTS.B , 11 .84% , 12/27/24 .. 670 668
184447670.LC.FTS.B , 14 .44% , 12/27/24 .. 1,015 1,012
184418501.LC.FTS.B , 16 .19% , 12/27/24 .. 415 414
184454192.LC.FTS.B , 16 .19% , 12/27/24 .. 587 586
184121693.LC.FTS.B , 16 .49% , 12/27/24 .. 733 731
184228216.LC.FTS.B , 18 .44% , 12/27/24 .. 1,991 1,986
184460632.LC.FTS.B , 22 .99% , 12/27/24 .. 128 129
183457596.LC.FTS.B , 18 .99% , 12/29/24 .. 849 847
184038361.LC.FTS.B , 18 .44% , 12/30/24 .. 616 615
184428613.LC.FTS.B , 13 .24% , 12/31/24 .. 2,988 2,971
184090151.LC.FTS.B , 19 .99% , 12/31/24 .. 3,407 3,425
183555873.LC.FTS.B , 16 .99% , 1/02/25 ... 1,385 1,375
184378148.LC.FTS.B , Zero Cpn , 1/03/25 . 3,031 –
184412079.LC.FTS.B , 18 .99% , 1/06/25 ... 1,179 1,172
184149278.LC.FTS.B , 16 .49% , 1/28/25 ... 4,546 –
184065866.LC.FTS.B , 15% , 3/23/25 ..... 1,852 1,637
183354385.LC.FTS.B , 12 .49% , 4/03/25 ... 1,061 1,055
184272023.LC.FTS.B , 19 .49% , 4/23/25 ... 4,370 821
183992321.LC.FTS.B , 17 .44% , 4/28/25 ... 19,282 –
184277567.LC.FTS.B , 15 .49% , 4/30/25 ... 1,986 1,980
184149207.LC.FTS.B , 18 .99% , 5/22/25 ... 4,622 430
184415798.LC.FTS.B , 15% , 6/04/25 ..... 2,444 2,126
183532916.LC.FTS.B , 22 .99% , 7/20/25 ... 3,177 2,604
184253510.LC.FTS.B , 15% , 8/21/25 ..... 5,411 4,649
183872755.LC.FTS.B , 22 .99% , 9/07/25 ... 4,178 485
171045369.LC.FTS.B , 16 .08% , 10/07/25 .. 2,684 2,667
171130012.LC.FTS.B , 17 .3% , 10/09/25 ... 3,195 3,182
170762714.LC.FTS.B , 16 .08% , 10/13/25 .. 5,361 5,326
172876605.LC.FTS.B , 17 .3% , 12/14/25 ... 3,780 3,768
172960729.LC.FTS.B , 14 .02% , 12/19/25 .. 7,886 950
183409645.LC.FTS.B , 5% , 12/20/25 ..... 6,465 5,243
172424365.LC.FTS.B , 15 .4% , 12/20/25 ... 3,412 3,391
173018414.LC.FTS.B , 13 .33% , 12/22/25 .. 4,729 4,665
172834572.LC.FTS.B , 15 .4% , 12/24/25 ... 4,966 3,939
173277936.LC.FTS.B , 16 .08% , 12/31/25 .. 13,140 13,099
173400785.LC.FTS.B , 16 .08% , 12/31/25 .. 3,402 3,377
173423229.LC.FTS.B , 16 .08% , 1/04/26 ... 6,580 6,542
173604231.LC.FTS.B , 14 .02% , 1/12/26 ... 5,740 5,566
173383392.LC.FTS.B , 15 .4% , 1/12/26 ... 3,907 3,845
173663810.LC.FTS.B , 17 .3% , 1/13/26 ... 2,850 2,833
173394313.LC.FTS.B , 16 .08% , 1/16/26 ... 5,840 5,812

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
173666949.LC.FTS.B , 20 .74% , 1/25/26 ... $ 3,687 $ 3,691
174084354.LC.FTS.B , 12 .49% , 1/26/26 ... 12,435 12,187
173441334.LC.FTS.B , 17 .3% , 1/28/26 ... 12,069 12,115
174232024.LC.FTS.B , 21 .49% , 1/29/26 ... 7,199 1,439
174293135.LC.FTS.B , 14 .74% , 2/04/26 ... 11,250 11,083
174267823.LC.FTS.B , 16 .99% , 2/04/26 ... 5,264 5,251
174354729.LC.FTS.B , 17 .24% , 2/04/26 ... 1,385 1,371
174297080.LC.FTS.B , 15 .74% , 2/05/26 ... 3,469 3,457
174102738.LC.FTS.B , 15 .44% , 2/08/26 ... 2,822 2,811
171905795.LC.FTS.B , 16 .08% , 5/15/26 ... 5,297 5,239
182237890.LC.FTS.B , 18 .49% , 10/14/26 .. 8,449 –
181681556.LC.FTS.B , 19 .49% , 10/14/26 .. 7,763 7,749
182220241.LC.FTS.B , 23 .99% , 10/14/26 .. 4,624 4,704
182279442.LC.FTS.B , 21 .99% , 10/15/26 .. 12,735 12,925
182239660.LC.FTS.B , 19 .99% , 10/16/26 .. 7,813 7,816
182337953.LC.FTS.B , 15 .19% , 10/17/26 .. 8,135 8,051
182196271.LC.FTS.B , 20 .49% , 10/18/26 .. 5,582 1,025
182283124.LC.FTS.B , 21 .99% , 10/18/26 .. 1,971 1,956
182424479.LC.FTS.B , 28 .99% , 10/19/26 .. 13,446 –
182447710.LC.FTS.B , 18 .44% , 10/20/26 .. 9,816 9,716
182489147.LC.FTS.B , 18 .99% , 10/20/26 .. 18,009 17,824
182400546.LC.FTS.B , 20 .44% , 10/20/26 .. 3,598 3,585
182381955.LC.FTS.B , 26 .99% , 10/20/26 .. 2,246 2,300
181832576.LC.FTS.B , 27 .49% , 10/21/26 .. 14,154 14,454
182373053.LC.FTS.B , 20 .44% , 10/22/26 .. 10,491 10,509
182135115.LC.FTS.B , 24 .99% , 10/28/26 .. 13,662 14,001
182100249.LC.FTS.B , 28 .99% , 10/28/26 .. 5,808 5,954
182412380.LC.FTS.B , 23 .99% , 11/01/26 .. 5,373 5,407
182763696.LC.FTS.B , 23 .99% , 11/01/26 .. 8,466 8,535
182249975.LC.FTS.B , 25 .99% , 11/01/26 .. 7,111 7,189
182425449.LC.FTS.B , 15 .44% , 11/02/26 .. 7,661 7,378
182814285.LC.FTS.B , 15 .44% , 11/02/26 .. 14,301 13,875
182871113.LC.FTS.B , 21 .99% , 11/02/26 .. 10,997 11,117
182810881.LC.FTS.B , 28 .99% , 11/02/26 .. 3,431 3,444
182655109.LC.FTS.B , 13 .19% , 11/03/26 .. 5,134 5,048
182715994.LC.FTS.B , 18 .99% , 11/03/26 .. 6,105 6,023
182871003.LC.FTS.B , 24 .99% , 11/03/26 .. 10,213 10,414
182883867.LC.FTS.B , 24 .99% , 11/03/26 .. 3,972 4,050
182934282.LC.FTS.B , 15 .44% , 11/04/26 .. 7,150 7,060
182296093.LC.FTS.B , 18 .19% , 11/04/26 .. 3,164 3,116
181746904.LC.FTS.B , 12 .99% , 11/05/26 .. 16,472 5,995
182956744.LC.FTS.B , 16 .49% , 11/05/26 .. 15,512 15,208
182845986.LC.FTS.B , 19 .99% , 11/05/26 .. 4,700 4,694
182433195.LC.FTS.B , 25 .99% , 11/05/26 .. 5,915 –
182842302.LC.FTS.B , Zero Cpn , 11/08/26 16,366 –
182567782.LC.FTS.B , 13 .74% , 11/08/26 .. 331 328
182834096.LC.FTS.B , 15 .49% , 11/08/26 .. 13,705 13,524
183010490.LC.FTS.B , 16 .49% , 11/08/26 .. 11,423 11,067
182905174.LC.FTS.B , 22 .99% , 11/10/26 .. 13,133 13,271
182988585.LC.FTS.B , 19 .49% , 11/12/26 .. 8,284 3,061
182925771.LC.FTS.B , 23 .99% , 11/12/26 .. 20,696 7,933
182761588.LC.FTS.B , Zero Cpn , 11/14/26 12,297 –
183224681.LC.FTS.B , 13 .49% , 11/15/26 .. 7,983 7,865
183101425.LC.FTS.B , 17 .44% , 11/15/26 .. 14,638 14,486
182999628.LC.FTS.B , 17 .74% , 11/15/26 .. 6,363 6,283
182675743.LC.FTS.B , 19 .49% , 11/15/26 .. 19,273 19,263
182737896.LC.FTS.B , 19 .49% , 11/15/26 .. 10,415 10,403
182379386.LC.FTS.B , 23 .99% , 11/15/26 .. 7,004 6,980
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
182921002.LC.FTS.B , 23 .99% , 11/15/26 .. $ 7,470 $ 7,566
182946956.LC.FTS.B , 24 .99% , 11/15/26 .. 11,105 11,339
182962134.LC.FTS.B , 24 .99% , 11/15/26 .. 11,544 11,781
183159092.LC.FTS.B , 28 .99% , 11/15/26 .. 3,499 –
183274263.LC.FTS.B , 15 .44% , 11/16/26 .. 10,759 10,579
182977646.LC.FTS.B , 16 .99% , 11/16/26 .. 15,785 15,592
183238822.LC.FTS.B , 16 .99% , 11/16/26 .. 12,247 11,967
183287259.LC.FTS.B , 18 .19% , 11/16/26 .. 5,700 5,623
183154136.LC.FTS.B , 18 .49% , 11/16/26 .. 5,292 5,225
183200190.LC.FTS.B , 19 .49% , 11/16/26 .. 3,210 3,207
182845074.LC.FTS.B , 20 .99% , 11/16/26 .. 17,131 13,463
183239755.LC.FTS.B , 21 .99% , 11/16/26 .. 13,746 13,964
183239325.LC.FTS.B , 24 .99% , 11/16/26 .. 9,889 –
183197788.LC.FTS.B , 25 .99% , 11/16/26 .. 11,484 11,585
183321499.LC.FTS.B , 16 .49% , 11/17/26 .. 1,654 1,638
183253428.LC.FTS.B , 25 .99% , 11/17/26 .. 11,464 11,750
182954228.LC.FTS.B , 13 .49% , 11/18/26 .. 13,679 13,460
182922353.LC.FTS.B , 15 .49% , 11/18/26 .. 21,391 2,042
183368090.LC.FTS.B , 19 .49% , 11/18/26 .. 5,855 5,867
183287872.LC.FTS.B , 23 .99% , 11/18/26 .. 6,061 6,129
183371105.LC.FTS.B , Zero Cpn , 11/19/26 13,436 –
182932552.LC.FTS.B , 13 .19% , 11/19/26 .. 7,498 7,416
183409505.LC.FTS.B , 15 .19% , 11/19/26 .. 15,282 15,109
183394419.LC.FTS.B , 16 .49% , 11/19/26 .. 3,481 –
183391565.LC.FTS.B , 23 .99% , 11/19/26 .. 3,821 3,880
183321695.LC.FTS.B , 21 .49% , 11/21/26 .. 9,115 9,133
183333541.LC.FTS.B , 14 .19% , 11/22/26 .. 11,070 10,923
182980965.LC.FTS.B , 17 .24% , 11/22/26 .. 10,432 10,341
183371257.LC.FTS.B , 17 .74% , 11/22/26 .. 15,794 15,624
183425358.LC.FTS.B , 18 .49% , 11/22/26 .. 4,232 4,195
183430858.LC.FTS.B , 18 .49% , 11/22/26 .. 7,080 –
183418746.LC.FTS.B , 19 .49% , 11/22/26 .. 16,039 16,089
183426724.LC.FTS.B , 21 .49% , 11/22/26 .. 6,563 6,582
183434742.LC.FTS.B , 23 .19% , 11/22/26 .. 4,594 4,676
182942183.LC.FTS.B , 24 .99% , 11/22/26 .. 2,916 2,986
183446729.LC.FTS.B , Zero Cpn , 11/23/26 8,507 –
183436461.LC.FTS.B , 12 .74% , 11/23/26 .. 17,811 17,539
183477091.LC.FTS.B , 13 .19% , 11/23/26 .. 4,971 4,920
183485184.LC.FTS.B , 13 .99% , 11/23/26 .. 3,012 2,980
183298862.LC.FTS.B , 14 .19% , 11/23/26 .. 20,245 20,040
183490789.LC.FTS.B , 14 .49% , 11/23/26 .. 4,040 3,987
183000324.LC.FTS.B , 15 .44% , 11/23/26 .. 3,438 3,403
183505251.LC.FTS.B , 16 .49% , 11/23/26 .. 5,170 5,128
183447586.LC.FTS.B , 17 .49% , 11/23/26 .. 10,984 10,727
183425539.LC.FTS.B , 18 .49% , 11/23/26 .. 9,949 9,785
183430694.LC.FTS.B , 18 .49% , 11/23/26 .. 11,110 10,848
183430676.LC.FTS.B , 21 .99% , 11/23/26 .. 12,646 12,881
183407041.LC.FTS.B , 24 .99% , 11/23/26 .. 1,377 1,390
183095344.LC.FTS.B , 13 .44% , 11/24/26 .. 19,946 19,797
183249731.LC.FTS.B , 17 .49% , 11/24/26 .. 7,223 7,148
183149701.LC.FTS.B , 18 .49% , 11/24/26 .. 16,086 15,924
183470077.LC.FTS.B , 18 .99% , 11/24/26 .. 13,054 12,910
182933015.LC.FTS.B , 19 .49% , 11/24/26 .. 14,981 15,042
182954964.LC.FTS.B , 19 .49% , 11/24/26 .. 11,503 11,550
183015727.LC.FTS.B , 20 .44% , 11/24/26 .. 8,111 8,115
183384203.LC.FTS.B , 20 .49% , 11/24/26 .. 8,071 –
183167278.LC.FTS.B , 20 .99% , 11/24/26 .. 15,324 –
183514721.LC.FTS.B , Zero Cpn , 11/26/26 3,800 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183548843.LC.FTS.B , Zero Cpn , 11/26/26 $ 5,294 $ –
183549091.LC.FTS.B , Zero Cpn , 11/26/26 7,521 –
183524584.LC.FTS.B , 13 .19% , 11/26/26 .. 4,973 4,927
183557623.LC.FTS.B , 16 .19% , 11/26/26 .. 8,243 1,675
183499818.LC.FTS.B , 16 .44% , 11/26/26 .. 20,673 20,210
183505272.LC.FTS.B , 21 .49% , 11/26/26 .. 3,807 –
183525639.LC.FTS.B , 21 .99% , 11/26/26 .. 3,299 3,365
183193272.LC.FTS.B , 15 .44% , 11/27/26 .. 2,704 2,683
183340558.LC.FTS.B , 17 .74% , 11/28/26 .. 17,518 17,354
183556398.LC.FTS.B , 23 .99% , 11/28/26 .. 5,461 5,563
183476845.LC.FTS.B , 16 .49% , 11/29/26 .. 7,545 7,477
183447683.LC.FTS.B , 20 .44% , 11/29/26 .. 10,542 10,594
183369356.LC.FTS.B , 20 .99% , 11/29/26 .. 2,826 2,806
183499719.LC.FTS.B , 15 .44% , 11/30/26 .. 7,661 7,433
183304070.LC.FTS.B , 15 .99% , 11/30/26 .. 18,880 18,622
183359968.LC.FTS.B , 16 .49% , 11/30/26 .. 11,469 11,371
183649644.LC.FTS.B , 16 .99% , 11/30/26 .. 5,720 5,682
183434269.LC.FTS.B , 17 .24% , 11/30/26 .. 4,239 4,186
183585512.LC.FTS.B , 19 .99% , 11/30/26 .. 12,912 12,843
182816829.LC.FTS.B , 21 .99% , 11/30/26 .. 6,145 6,202
183544070.LC.FTS.B , 21 .99% , 11/30/26 .. 10,997 11,227
183618524.LC.FTS.B , 22 .99% , 11/30/26 .. 13,890 14,178
183540100.LC.FTS.B , 23 .99% , 11/30/26 .. 3,864 362
183611465.LC.FTS.B , 24 .99% , 11/30/26 .. 6,812 6,985
183633965.LC.FTS.B , 24 .99% , 11/30/26 .. 3,401 3,504
183562403.LC.FTS.B , Zero Cpn , 12/01/26 6,744 –
183676944.LC.FTS.B , 17 .24% , 12/01/26 .. 3,233 3,184
183333618.LC.FTS.B , 21 .49% , 12/01/26 .. 6,102 –
183683504.LC.FTS.B , Zero Cpn , 12/02/26 5,650 –
183067587.LC.FTS.B , 6% , 12/02/26 ..... 12,511 12,491
183768813.LC.FTS.B , 13 .24% , 12/02/26 .. 7,719 7,570
183695657.LC.FTS.B , 15 .44% , 12/02/26 .. 7,919 7,802
183699303.LC.FTS.B , 17 .24% , 12/02/26 .. 10,804 –
183702434.LC.FTS.B , 20 .49% , 12/02/26 .. 16,453 16,383
183789584.LC.FTS.B , Zero Cpn , 12/03/26 10,496 –
183499399.LC.FTS.B , 15 .44% , 12/03/26 .. 6,406 6,300
183483610.LC.FTS.B , 17 .24% , 12/03/26 .. 10,483 8,192
183721314.LC.FTS.B , 17 .44% , 12/03/26 .. 8,737 8,615
183746554.LC.FTS.B , 18 .49% , 12/03/26 .. 2,701 2,654
183771895.LC.FTS.B , 21 .99% , 12/03/26 .. 10,207 10,299
182329589.LC.FTS.B , 24 .99% , 12/03/26 .. 5,366 5,334
183877324.LC.FTS.B , 16 .49% , 12/06/26 .. 21,372 20,964
183799901.LC.FTS.B , 17 .74% , 12/06/26 .. 5,418 5,340
183790054.LC.FTS.B , 18 .49% , 12/06/26 .. 3,441 3,392
183710879.LC.FTS.B , 19 .95% , 12/06/26 .. 14,130 5,243
183788160.LC.FTS.B , 23 .99% , 12/06/26 .. 5,927 –
183809680.LC.FTS.B , 17 .24% , 12/07/26 .. 18,104 17,444
183882896.LC.FTS.B , 17 .24% , 12/07/26 .. 9,700 9,494
183312099.LC.FTS.B , 18 .99% , 12/07/26 .. 6,241 6,146
183415342.LC.FTS.B , 19 .49% , 12/07/26 .. 16,568 16,180
183762991.LC.FTS.B , 19 .49% , 12/07/26 .. 12,274 12,113
183495228.LC.FTS.B , 20 .44% , 12/07/26 .. 3,344 3,325
183520272.LC.FTS.B , 21 .49% , 12/07/26 .. 12,091 12,046
183885314.LC.FTS.B , 21 .99% , 12/07/26 .. 3,402 3,437
183867910.LC.FTS.B , 23 .99% , 12/07/26 .. 8,681 8,766
183866613.LC.FTS.B , 25 .99% , 12/07/26 .. 5,531 5,577
183046392.LC.FTS.B , 13 .19% , 12/08/26 .. 12,858 12,686
183492757.LC.FTS.B , 16 .99% , 12/08/26 .. 8,088 7,972
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183536773.LC.FTS.B , 19 .74% , 12/08/26 .. $ 19,492 $ 19,423
183933487.LC.FTS.B , 23 .99% , 12/08/26 .. 8,681 8,769
183999420.LC.FTS.B , 12 .99% , 12/09/26 .. 20,524 20,160
183274086.LC.FTS.B , 14 .44% , 12/09/26 .. 8,873 8,757
183461812.LC.FTS.B , 16 .74% , 12/09/26 .. 10,448 10,257
183576479.LC.FTS.B , 17 .44% , 12/09/26 .. 13,051 12,874
183996173.LC.FTS.B , 17 .44% , 12/09/26 .. 19,441 19,084
184003319.LC.FTS.B , 18 .19% , 12/09/26 .. 5,782 1,025
183987324.LC.FTS.B , 23 .99% , 12/09/26 .. 9,278 9,342
183966000.LC.FTS.B , 24 .99% , 12/09/26 .. 2,935 2,981
183970462.LC.FTS.B , 24 .99% , 12/09/26 .. 1,754 1,787
183532974.LC.FTS.B , Zero Cpn , 12/10/26 8,918 –
184009395.LC.FTS.B , 9 .49% , 12/10/26 ... 16,226 15,712
184012121.LC.FTS.B , 13 .44% , 12/10/26 .. 9,801 9,653
183680345.LC.FTS.B , 16 .44% , 12/10/26 .. 6,942 6,851
183129988.LC.FTS.B , 16 .99% , 12/10/26 .. 9,508 9,357
183607115.LC.FTS.B , 17 .24% , 12/10/26 .. 12,466 12,210
183793588.LC.FTS.B , 17 .24% , 12/10/26 .. 3,793 3,734
183974150.LC.FTS.B , 19 .99% , 12/10/26 .. 13,883 13,812
184022156.LC.FTS.B , 20 .49% , 12/10/26 .. 5,502 5,476
183611528.LC.FTS.B , 23 .99% , 12/10/26 .. 12,647 12,623
183970602.LC.FTS.B , 24 .99% , 12/10/26 .. 7,016 7,117
184013288.LC.FTS.B , 24 .99% , 12/10/26 .. 12,316 4,810
183943387.LC.FTS.B , 15 .44% , 12/13/26 .. 12,407 12,192
184056742.LC.FTS.B , 15 .44% , 12/13/26 .. 9,024 –
183965552.LC.FTS.B , 16 .49% , 12/13/26 .. 8,016 7,897
184033080.LC.FTS.B , 17 .44% , 12/13/26 .. 11,761 11,501
183788093.LC.FTS.B , 17 .49% , 12/13/26 .. 3,639 –
183731402.LC.FTS.B , 19 .44% , 12/13/26 .. 8,831 8,818
184062734.LC.FTS.B , 21 .49% , 12/13/26 .. 3,088 –
184039087.LC.FTS.B , 24 .99% , 12/13/26 .. 5,555 5,639
184051343.LC.FTS.B , 28 .99% , 12/13/26 .. 10,934 11,129
184176824.LC.FTS.B , 14 .99% , 12/14/26 .. 7,354 7,211
183228318.LC.FTS.B , 15 .19% , 12/14/26 .. 18,555 17,802
184144008.LC.FTS.B , 16 .99% , 12/14/26 .. 9,815 9,670
184142978.LC.FTS.B , 17 .44% , 12/14/26 .. 8,100 8,000
184109137.LC.FTS.B , 17 .74% , 12/14/26 .. 8,127 7,944
184114198.LC.FTS.B , 18 .99% , 12/14/26 .. 13,458 13,289
183841644.LC.FTS.B , 19 .99% , 12/14/26 .. 7,221 7,077
184107799.LC.FTS.B , 19 .99% , 12/14/26 .. 837 829
184130928.LC.FTS.B , 21 .99% , 12/14/26 .. 8,568 8,655
183623138.LC.FTS.B , 23 .99% , 12/14/26 .. 6,576 6,638
184107590.LC.FTS.B , 23 .99% , 12/14/26 .. 4,057 4,058
183641094.LC.FTS.B , 24 .99% , 12/14/26 .. 5,859 5,951
183159318.LC.FTS.B , 6% , 12/15/26 ..... 6,319 6,233
183916918.LC.FTS.B , 13 .19% , 12/15/26 .. 11,914 11,749
184198353.LC.FTS.B , 14 .01% , 12/15/26 .. 20,504 20,157
183712326.LC.FTS.B , 15 .44% , 12/15/26 .. 3,433 3,378
184146721.LC.FTS.B , 16 .44% , 12/15/26 .. 7,681 7,509
183603668.LC.FTS.B , 17 .19% , 12/15/26 .. 9,873 9,658
183649794.LC.FTS.B , 21 .49% , 12/15/26 .. 14,910 14,855
183917868.LC.FTS.B , 21 .49% , 12/15/26 .. 10,535 10,522
183758691.LC.FTS.B , 23 .99% , 12/15/26 .. 3,959 372
183593989.LC.FTS.B , 27 .49% , 12/15/26 .. 15,842 6,280
183905553.LC.FTS.B , 13 .44% , 12/16/26 .. 3,353 3,239
184144886.LC.FTS.B , 15 .19% , 12/16/26 .. 14,741 14,572
184230527.LC.FTS.B , 16 .49% , 12/16/26 .. 16,029 15,844
183805030.LC.FTS.B , 17 .49% , 12/16/26 .. 15,206 14,758

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184233755.LC.FTS.B , 18 .49% , 12/16/26 .. $ 7,096 $ –
183706984.LC.FTS.B , 21 .49% , 12/16/26 .. 5,272 5,265
183590285.LC.FTS.B , 21 .99% , 12/16/26 .. 11,861 9,516
183612692.LC.FTS.B , 13 .49% , 12/17/26 .. 7,226 7,110
183935167.LC.FTS.B , 16 .19% , 12/17/26 .. 9,928 9,635
184223937.LC.FTS.B , 16 .44% , 12/17/26 .. 10,157 10,020
184141163.LC.FTS.B , 17 .49% , 12/17/26 .. 1,453 1,427
184248806.LC.FTS.B , 18 .49% , 12/17/26 .. 15,368 15,176
184251864.LC.FTS.B , 21 .99% , 12/17/26 .. 5,165 5,216
183868559.LC.FTS.B , 23 .99% , 12/17/26 .. 5,402 –
184214073.LC.FTS.B , 27 .99% , 12/17/26 .. 7,221 7,366
183656375.LC.FTS.B , 14 .44% , 12/18/26 .. 3,552 3,414
183673632.LC.FTS.B , 15 .44% , 12/18/26 .. 8,066 7,837
183874472.LC.FTS.B , 15 .44% , 12/18/26 .. 8,531 8,199
183852446.LC.FTS.B , 17 .99% , 12/18/26 .. 8,837 8,603
184270452.LC.FTS.B , 16 .99% , 12/20/26 .. 7,580 342
184104646.LC.FTS.B , 17 .44% , 12/20/26 .. 10,260 10,148
184283202.LC.FTS.B , 19 .49% , 12/20/26 .. 4,418 4,420
184059193.LC.FTS.B , 21 .99% , 12/20/26 .. 12,467 12,612
184382909.LC.FTS.B , 12 .99% , 12/21/26 .. 10,262 10,106
184130767.LC.FTS.B , 16 .44% , 12/21/26 .. 11,214 10,893
184309308.LC.FTS.B , 17 .24% , 12/21/26 .. 6,183 6,051
184032290.LC.FTS.B , 20 .99% , 12/21/26 .. 11,815 11,467
184358622.LC.FTS.B , 21 .99% , 12/21/26 .. 7,108 7,188
184066327.LC.FTS.B , 14 .19% , 12/22/26 .. 7,285 7,215
184190300.LC.FTS.B , 16 .49% , 12/22/26 .. 6,562 –
183529593.LC.FTS.B , 17 .49% , 12/22/26 .. 9,618 9,471
183726564.LC.FTS.B , Zero Cpn , 12/23/26 17,301 –
184035152.LC.FTS.B , Zero Cpn , 12/23/26 4,369 –
184471382.LC.FTS.B , 13 .49% , 12/23/26 .. 2,455 235
184224030.LC.FTS.B , 15 .49% , 12/23/26 .. 10,604 10,421
184421299.LC.FTS.B , 16 .74% , 12/23/26 .. 4,019 3,979
183436430.LC.FTS.B , 16 .99% , 12/23/26 .. 19,639 15,369
184427346.LC.FTS.B , 19 .74% , 12/23/26 .. 17,309 –
184321733.LC.FTS.B , 23 .99% , 12/23/26 .. 14,469 14,699
184033253.LC.FTS.B , 28 .99% , 12/23/26 .. 5,437 5,557
184040777.LC.FTS.B , 23 .99% , 12/24/26 .. 5,802 5,871
183940387.LC.FTS.B , 19 .99% , 12/25/26 .. 10,182 10,174
184009581.LC.FTS.B , 22 .99% , 12/25/26 .. 20,488 20,763
184404343.LC.FTS.B , 13 .24% , 12/27/26 .. 20,585 20,298
184283871.LC.FTS.B , 21 .99% , 12/27/26 .. 11,341 11,536
184275242.LC.FTS.B , 23 .99% , 12/27/26 .. 11,575 11,771
184249796.LC.FTS.B , 15 .44% , 12/28/26 .. 8,562 8,472
184172800.LC.FTS.B , 16 .44% , 12/28/26 .. 7,049 6,861
184029644.LC.FTS.B , 17 .49% , 12/28/26 .. 16,486 16,310
183866022.LC.FTS.B , 24 .99% , 12/28/26 .. 7,188 –
184075164.LC.FTS.B , 17 .74% , 12/29/26 .. 17,228 17,045
183977917.LC.FTS.B , 16 .49% , 12/30/26 .. 13,947 13,390
184298012.LC.FTS.B , 18 .74% , 12/30/26 .. 3,065 3,036
184273228.LC.FTS.B , 21 .99% , 12/30/26 .. 9,884 933
184017343.LC.FTS.B , 23 .99% , 12/30/26 .. 6,970 7,082
184149742.LC.FTS.B , 26 .49% , 12/30/26 .. 12,988 13,280
183794746.LC.FTS.B , 21 .99% , 12/31/26 .. 19,402 –
184286578.LC.FTS.B , 17 .49% , 1/01/27 ... 12,448 12,152
184379539.LC.FTS.B , 12 .19% , 1/02/27 ... 15,827 15,260
183888494.LC.FTS.B , 17 .99% , 1/06/27 ... 5,287 5,183
184927724.LC.FTS.B , 22 .49% , 1/11/27 ... 13,569 13,604
184934200.LC.FTS.B , 23 .49% , 1/11/27 ... 18,278 6,966
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184003793.LC.FTS.B , 6% , 1/15/27 ...... $ 3,630 $ 3,597
184924956.LC.FTS.B , 24 .99% , 1/16/27 ... 12,401 9,975
182419678.LC.FTS.B , 15% , 2/25/27 ..... 12,875 10,134
183328750.LC.FTS.B , 28 .99% , 3/22/27 ... 4,839 963
183562559.LC.FTS.B , 15 .24% , 3/26/27 ... 18,379 1,290
182925976.LC.FTS.B , 18 .99% , 4/03/27 ... 4,848 4,742
181671017.LC.FTS.B , 15% , 4/14/27 ..... 14,696 11,580
182469398.LC.FTS.B , 21 .99% , 5/05/27 ... 13,538 2,496
183766454.LC.FTS.B , 16 .99% , 5/10/27 ... 12,866 –
184445530.LC.FTS.B , 22 .99% , 5/15/27 ... 13,927 1,718
182312904.LC.FTS.B , 28 .99% , 5/18/27 ... 5,196 4,227
182882013.LC.FTS.B , 24 .99% , 5/24/27 ... 13,171 13,273
184033235.LC.FTS.B , 24 .99% , 5/24/27 ... 16,362 13,108
184108646.LC.FTS.B , 10% , 6/15/27 ..... 5,362 4,225
183844253.LC.FTS.B , 18 .99% , 6/20/27 ... 21,232 –
183437929.LC.FTS.B , 20 .49% , 6/30/27 ... 16,018 15,904
183877158.LC.FTS.B , 20 .44% , 7/21/27 ... 9,341 –
184211532.LC.FTS.B , 21 .99% , 7/28/27 ... 23,257 23,281
183270309.LC.FTS.B , 18 .99% , 9/17/27 ... 16,592 1,564
183252907.LC.FTS.B , 16 .49% , 9/23/27 ... 10,021 9,727
182185437.LC.FTS.B , 5% , 10/29/27 ..... 10,936 10,757
184064152.LC.FTS.B , 19 .49% , 10/13/28 .. 17,704 1,098
174146725.LC.FTS.B , Zero Cpn , 2/05/34 . 17,832 –
182227875.LC.FTS.B , 19 .49% , 10/14/34 .. 2,217 2,226
182279306.LC.FTS.B , 15 .99% , 10/17/34 .. 4,639 –
182545979.LC.FTS.B , 11 .99% , 11/01/34 .. 607 603
182593987.LC.FTS.B , 14 .19% , 11/01/34 .. 2,364 2,350
183504509.LC.FTS.B , 18 .49% , 11/01/34 .. 1,209 1,201
182830334.LC.FTS.B , 12 .99% , 11/02/34 .. 333 331
182852118.LC.FTS.B , 16 .49% , 11/02/34 .. 384 381
182863345.LC.FTS.B , 18 .99% , 11/02/34 .. 180 179
182914089.LC.FTS.B , 17 .19% , 11/03/34 .. 160 159
182877276.LC.FTS.B , 17 .49% , 11/03/34 .. 236 235
182882751.LC.FTS.B , 18 .99% , 11/03/34 .. 951 166
182406475.LC.FTS.B , 19 .99% , 11/03/34 .. 4,380 –
182294171.LC.FTS.B , 22 .99% , 11/03/34 .. 1,693 159
182343246.LC.FTS.B , 22 .99% , 11/03/34 .. 228 227
182914824.LC.FTS.B , 16 .49% , 11/04/34 .. 356 353
182726206.LC.FTS.B , 19 .99% , 11/04/34 .. 164 164
182766834.LC.FTS.B , Zero Cpn , 11/05/34 10,685 –
182892987.LC.FTS.B , 18 .99% , 11/05/34 .. 433 430
182923000.LC.FTS.B , 18 .99% , 11/05/34 .. 903 898
182990403.LC.FTS.B , 16 .49% , 11/08/34 .. 88 87
182991246.LC.FTS.B , 16 .49% , 11/08/34 .. 1,095 111
182999357.LC.FTS.B , 18 .44% , 11/08/34 .. 2,788 321
182946096.LC.FTS.B , 22 .99% , 11/08/34 .. 190 189
182967907.LC.FTS.B , Zero Cpn , 11/09/34 15,235 –
182923608.LC.FTS.B , Zero Cpn , 11/12/34 3,271 –
183149370.LC.FTS.B , 15 .19% , 11/12/34 .. 171 170
183022196.LC.FTS.B , 15 .99% , 11/12/34 .. 332 330
183031081.LC.FTS.B , 15 .99% , 11/12/34 .. 2,102 2,087
183027816.LC.FTS.B , 18 .99% , 11/12/34 .. 3,442 319
182716700.LC.FTS.B , 14 .99% , 11/14/34 .. 399 397
182828421.LC.FTS.B , 11 .49% , 11/15/34 .. 72 72
183154424.LC.FTS.B , 15 .99% , 11/15/34 .. 486 483
182783983.LC.FTS.B , 17 .49% , 11/15/34 .. 5,404 5,379
182547090.LC.FTS.B , 18 .99% , 11/15/34 .. 730 726
183150801.LC.FTS.B , 18 .99% , 11/15/34 .. 361 359

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183164730.LC.FTS.B , 18 .99% , 11/15/34 .. $ 43 $ 43
183261327.LC.FTS.B , 11 .04% , 11/16/34 .. 626 622
182487044.LC.FTS.B , 14 .99% , 11/16/34 .. 625 621
182762119.LC.FTS.B , 15 .49% , 11/16/34 .. 355 354
183199016.LC.FTS.B , 18 .99% , 11/16/34 .. 182 181
183248270.LC.FTS.B , 18 .99% , 11/16/34 .. 4,167 –
183265092.LC.FTS.B , 20 .44% , 11/16/34 .. 314 316
182940512.LC.FTS.B , 9 .34% , 11/17/34 ... 68 68
183258872.LC.FTS.B , 17 .99% , 11/17/34 .. 384 383
183281498.LC.FTS.B , 18 .99% , 11/17/34 .. 361 359
182863664.LC.FTS.B , 19 .99% , 11/17/34 .. 724 68
183281940.LC.FTS.B , 22 .99% , 11/17/34 .. 2,049 81
183297337.LC.FTS.B , 15 .49% , 11/18/34 .. 379 377
182884112.LC.FTS.B , 15 .74% , 11/18/34 .. 6,522 6,482
183195827.LC.FTS.B , 16 .49% , 11/18/34 .. 1,222 1,216
183359486.LC.FTS.B , 16 .99% , 11/18/34 .. 756 751
183307678.LC.FTS.B , 18 .99% , 11/18/34 .. 270 269
183319106.LC.FTS.B , 18 .99% , 11/18/34 .. 758 755
183239686.LC.FTS.B , 20 .44% , 11/18/34 .. 1,817 1,573
182127030.LC.FTS.B , 23 .99% , 11/18/34 .. 500 423
183351808.LC.FTS.B , 11 .49% , 11/19/34 .. 490 488
183388949.LC.FTS.B , 14 .19% , 11/19/34 .. 6,948 6,940
183325965.LC.FTS.B , 15 .99% , 11/19/34 .. 338 337
183356155.LC.FTS.B , 16 .99% , 11/19/34 .. 1,920 1,913
183273399.LC.FTS.B , 18 .99% , 11/19/34 .. 830 176
183366235.LC.FTS.B , 22 .99% , 11/19/34 .. 190 190
182746441.LC.FTS.B , Zero Cpn , 11/20/34 5,526 –
182769411.LC.FTS.B , 18 .44% , 11/20/34 .. 188 187
182810364.LC.FTS.B , 19 .49% , 11/20/34 .. 957 960
183009664.LC.FTS.B , 14 .19% , 11/21/34 .. 552 550
182983769.LC.FTS.B , 12 .99% , 11/22/34 .. 160 159
183422493.LC.FTS.B , 14 .99% , 11/22/34 .. 82 82
183362712.LC.FTS.B , 15% , 11/22/34 .... 2,065 1,870
183428100.LC.FTS.B , 16 .99% , 11/22/34 .. 753 751
183268922.LC.FTS.B , 17 .99% , 11/22/34 .. 1,044 1,041
183394488.LC.FTS.B , 18 .99% , 11/22/34 .. 358 293
183464008.LC.FTS.B , 15 .24% , 11/23/34 .. 943 940
182618845.LC.FTS.B , 18 .99% , 11/23/34 .. 361 359
183430526.LC.FTS.B , 18 .99% , 11/23/34 .. 361 360
183473491.LC.FTS.B , 18 .99% , 11/23/34 .. 10,210 10,174
183402493.LC.FTS.B , 22 .99% , 11/23/34 .. 1,879 88
183464408.LC.FTS.B , Zero Cpn , 11/24/34 1,962 –
183250462.LC.FTS.B , 14 .99% , 11/24/34 .. 970 872
183532866.LC.FTS.B , 15 .99% , 11/24/34 .. 1,691 1,687
183476973.LC.FTS.B , 16 .49% , 11/24/34 .. 1,052 1,045
183540900.LC.FTS.B , 18 .44% , 11/24/34 .. 89 89
183371602.LC.FTS.B , 18 .99% , 11/24/34 .. 765 762
183407963.LC.FTS.B , 18 .99% , 11/24/34 .. 707 600
182434150.LC.FTS.B , 20 .44% , 11/25/34 .. 43 43
183339903.LC.FTS.B , Zero Cpn , 11/26/34 6,843 –
183343101.LC.FTS.B , Zero Cpn , 11/26/34 3,529 –
183493762.LC.FTS.B , 12 .24% , 11/26/34 .. 2,502 2,488
183520286.LC.FTS.B , 16 .99% , 11/26/34 .. 652 649
183342456.LC.FTS.B , 22 .49% , 11/26/34 .. 5,408 5,489
183494147.LC.FTS.B , Zero Cpn , 11/28/34 1,316 –
183259213.LC.FTS.B , 18 .99% , 11/28/34 .. 248 247
183402694.LC.FTS.B , 11 .99% , 11/29/34 .. 450 449
183170547.LC.FTS.B , 16 .49% , 11/29/34 .. 5,875 2,722
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183425417.LC.FTS.B , 16 .49% , 11/29/34 .. $ 484 $ 482
183522405.LC.FTS.B , 17 .99% , 11/29/34 .. 1,245 1,241
183102073.LC.FTS.B , 18 .99% , 11/29/34 .. 204 203
183441212.LC.FTS.B , 22 .99% , 11/29/34 .. 166 168
183619170.LC.FTS.B , 14 .19% , 11/30/34 .. 338 337
183500540.LC.FTS.B , 15 .99% , 11/30/34 .. 277 276
183568984.LC.FTS.B , 15 .99% , 11/30/34 .. 2,239 2,225
2,678,364
Prosper Funding LLC
1651826.PS.FTS.B , 11 .7% , 12/02/24 .... 1,131 1,126
1685973.PS.FTS.B , 16% , 12/15/24 ...... 483 485
1686549.PS.FTS.B , 13% , 12/16/24 ...... 597 598
1680451.PS.FTS.B , 12 .3% , 12/17/24 .... 83 84
1685280.PS.FTS.B , 12 .3% , 12/17/24 .... 1,188 1,184
1674668.PS.FTS.B , 12 .65% , 12/17/24 ... 660 661
1674647.PS.FTS.B , 13 .1% , 12/17/24 .... 389 390
1680760.PS.FTS.B , 19 .91% , 12/17/24 ... 145 146
1672952.PS.FTS.B , 12% , 12/20/24 ...... 252 251
1687806.PS.FTS.B , 14 .7% , 12/31/24 .... 1,643 1,639
1692690.PS.FTS.B , 19 .1% , 1/02/25 ..... 774 213
1630058.PS.FTS.B , 19 .3% , 1/16/25 ..... 1,311 –
1651004.PS.FTS.B , 16 .6% , 1/17/25 ..... 1,416 1,408
1603442.PS.FTS.B , 18 .2% , 7/20/25 ..... 2,446 767
1652180.PS.FTS.B , 12 .1% , 8/08/25 ..... 10,110 1,397
1672340.PS.FTS.B , 15 .1% , 11/14/25 .... 6,954 6,863
1613481.PS.FTS.B , 19 .78% , 8/11/26 .... 7,258 7,350
1604105.PS.FTS.B , 13 .74% , 8/12/26 .... 13,439 13,264
1614300.PS.FTS.B , 13 .8% , 8/12/26 ..... 6,830 6,757
1613874.PS.FTS.B , 15 .2% , 8/12/26 ..... 4,567 4,524
1613892.PS.FTS.B , 19 .18% , 8/12/26 .... 3,077 3,123
1603823.PS.FTS.B , 28 .4% , 8/12/26 ..... 1,068 1,105
1607647.PS.FTS.B , 15% , 8/13/26 ....... 3,644 3,611
1615164.PS.FTS.B , 17% , 8/13/26 ....... 4,891 4,959
1614735.PS.FTS.B , 18 .73% , 8/13/26 .... 4,995 4,946
1607977.PS.FTS.B , 25 .48% , 8/13/26 .... 2,328 2,411
1604924.PS.FTS.B , 28 .4% , 8/13/26 ..... 3,436 3,565
1605023.PS.FTS.B , 14 .2% , 8/16/26 ..... 9,216 7,665
1608526.PS.FTS.B , 19 .78% , 8/16/26 .... 3,871 3,930
1604936.PS.FTS.B , 25% , 8/16/26 ....... 1,033 1,070
1616271.PS.FTS.B , 12 .5% , 8/17/26 ..... 5,287 5,224
1609138.PS.FTS.B , 16 .18% , 8/17/26 .... 6,939 6,854
1611388.PS.FTS.B , 15 .8% , 8/19/26 ..... 10,524 10,447
1612375.PS.FTS.B , 14 .29% , 8/23/26 .... 4,512 4,487
1609286.PS.FTS.B , 15 .2% , 8/23/26 ..... 381 379
1620525.PS.FTS.B , 16 .4% , 8/24/26 ..... 2,783 2,767
1606978.PS.FTS.B , 13 .3% , 8/25/26 ..... 5,832 5,764
1606780.PS.FTS.B , 29 .08% , 8/25/26 .... 3,924 4,054
1610333.PS.FTS.B , 14 .39% , 8/31/26 .... 1,872 1,864
1622217.PS.FTS.B , 16 .7% , 9/07/26 ..... 2,267 2,254
1608397.PS.FTS.B , 20 .3% , 9/14/26 ..... 4,251 4,312
1605623.PS.FTS.B , 16 .64% , 9/15/26 .... 5,917 5,862
1626049.PS.FTS.B , 15 .18% , 9/17/26 .... 11,614 11,479
1633221.PS.FTS.B , 18 .13% , 9/17/26 .... 17,267 17,108
1632897.PS.FTS.B , 18 .48% , 9/17/26 .... 9,874 10,049
1634841.PS.FTS.B , 11 .79% , 9/21/26 .... 5,445 5,379
1628728.PS.FTS.B , 12 .5% , 9/22/26 ..... 3,206 3,173
1628947.PS.FTS.B , 12 .5% , 9/23/26 ..... 5,038 4,987

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1635660.PS.FTS.B , 12 .87% , 9/23/26 .... $ 4,618 $ 4,564
1625255.PS.FTS.B , 13 .2% , 9/23/26 ..... 3,698 3,654
1636926.PS.FTS.B , 11 .6% , 9/24/26 ..... 5,205 5,145
1629340.PS.FTS.B , 12 .9% , 9/24/26 ..... 4,099 522
1634442.PS.FTS.B , 13 .93% , 9/26/26 .... 4,448 4,393
1630456.PS.FTS.B , 12 .76% , 9/27/26 .... 6,894 6,829
1630438.PS.FTS.B , 15 .29% , 9/27/26 .... 4,747 4,721
1630432.PS.FTS.B , 15 .9% , 9/27/26 ..... 5,740 5,721
1628431.PS.FTS.B , 16 .64% , 9/30/26 .... 5,819 5,769
1627061.PS.FTS.B , 19 .5% , 10/01/26 .... 14,567 –
1636347.PS.FTS.B , 12 .9% , 10/17/26 .... 12,800 12,814
1624733.PS.FTS.B , 16 .33% , 10/17/26 ... 3,336 3,309
1655382.PS.FTS.B , 12 .8% , 10/27/26 .... 16,716 16,508
1655400.PS.FTS.B , 13 .7% , 10/27/26 .... 2,898 2,879
1648636.PS.FTS.B , 15 .2% , 10/27/26 .... 984 977
1645256.PS.FTS.B , 16 .33% , 10/27/26 ... 3,991 3,963
1645280.PS.FTS.B , 18 .78% , 10/27/26 ... 12,110 3,057
1645934.PS.FTS.B , 10 .5% , 10/28/26 .... 3,709 3,664
1649530.PS.FTS.B , 13 .5% , 10/28/26 .... 3,389 3,368
1649821.PS.FTS.B , 13 .66% , 10/28/26 ... 4,057 4,015
1649653.PS.FTS.B , 14 .7% , 10/28/26 .... 3,277 3,255
1646096.PS.FTS.B , 15 .1% , 10/28/26 .... 2,949 2,930
1646336.PS.FTS.B , 16 .33% , 10/28/26 ... 9,999 9,932
1656207.PS.FTS.B , 23 .64% , 10/28/26 ... 14,035 14,105
1657014.PS.FTS.B , 10 .5% , 10/29/26 .... 16,834 16,634
1650649.PS.FTS.B , 13 .8% , 10/29/26 .... 3,984 3,968
1657059.PS.FTS.B , 17% , 10/29/26 ...... 8,345 8,522
1646327.PS.FTS.B , 13 .8% , 10/31/26 .... 10,042 9,964
1657476.PS.FTS.B , 13 .8% , 11/01/26 .... 7,511 7,401
1658550.PS.FTS.B , 9 .45% , 11/02/26 .... 7,115 6,992
1649888.PS.FTS.B , 11 .2% , 11/03/26 ..... 11,639 11,439
1651424.PS.FTS.B , 10 .8% , 11/05/26 .... 5,791 5,694
1651418.PS.FTS.B , 11 .6% , 11/05/26 ..... 975 958
1650998.PS.FTS.B , 12 .7% , 11/05/26 .... 7,411 7,286
1660986.PS.FTS.B , 16 .8% , 11/05/26 .... 12,970 12,793
1654327.PS.FTS.B , 22 .55% , 11/05/26 .... 4,473 4,614
1651841.PS.FTS.B , 15 .4% , 11/08/26 .... 2,807 2,772
1665054.PS.FTS.B , 16 .93% , 11/08/26 .... 12,522 12,364
1653053.PS.FTS.B , 11 .55% , 11/09/26 .... 3,410 3,356
1665906.PS.FTS.B , 11 .7% , 11/09/26 ..... 3,904 3,842
1652894.PS.FTS.B , 12 .7% , 11/09/26 .... 4,480 4,407
1658878.PS.FTS.B , 12 .98% , 11/09/26 .... 12,394 12,196
1659130.PS.FTS.B , 15 .18% , 11/09/26 .... 7,127 7,041
1652711.PS.FTS.B , 16 .2% , 11/09/26 ..... 6,440 6,524
1654496.PS.FTS.B , 11 .79% , 11/10/26 .... 4,886 4,809
1660783.PS.FTS.B , 11 .7% , 11/12/26 ..... 8,784 8,650
1659238.PS.FTS.B , 10 .8% , 11/15/26 .... 3,629 3,566
1656380.PS.FTS.B , 10 .9% , 11/15/26 .... 3,859 3,803
1658161.PS.FTS.B , 13 .3% , 11/15/26 .... 4,408 3,687
1653277.PS.FTS.B , 13 .8% , 11/16/26 .... 12,160 11,971
1654759.PS.FTS.B , 11 .89% , 11/19/26 .... 2,496 2,454
1660438.PS.FTS.B , 16% , 11/19/26 ...... 2,600 2,630
1645613.PS.FTS.B , 12 .62% , 11/20/26 .... 6,733 6,640
1645619.PS.FTS.B , 18 .78% , 11/20/26 .... 7,151 7,281
1665885.PS.FTS.B , 13 .7% , 11/27/26 .... 13,140 12,960
1659142.PS.FTS.B , 14 .6% , 11/30/26 .... 4,256 4,191
1672670.PS.FTS.B , 12% , 12/14/26 ...... 3,550 3,487
1672667.PS.FTS.B , 18 .78% , 12/14/26 ... 6,470 6,545
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1685589.PS.FTS.B , 22 .8% , 12/14/26 .... $ 1,897 $ 1,894
1679077.PS.FTS.B , 15 .12% , 12/15/26 ... 10,524 10,381
1685964.PS.FTS.B , 15 .29% , 12/15/26 ... 10,545 10,401
1672964.PS.FTS.B , 28 .23% , 12/15/26 ... 6,034 6,246
1680172.PS.FTS.B , 13 .4% , 12/16/26 .... 6,189 6,108
1680709.PS.FTS.B , 10 .5% , 12/17/26 .... 9,960 9,790
1687677.PS.FTS.B , 18 .4% , 12/17/26 .... 10,920 11,064
1680733.PS.FTS.B , 26 .5% , 12/17/26 .... 5,404 –
1681081.PS.FTS.B , 11 .33% , 12/20/26 .... 4,798 4,719
1681270.PS.FTS.B , 13 .08% , 12/20/26 ... 3,596 3,537
1677662.PS.FTS.B , 18 .25% , 12/23/26 ... 11,992 12,187
1608338.PS.FTS.B , 15 .5% , 2/20/27 ..... 6,292 837
1659106.PS.FTS.B , 22 .55% , 5/09/27 .... 5,961 2,955
1656341.PS.FTS.B , 15 .29% , 6/09/27 .... 10,779 5,834
1687065.PS.FTS.B , 16 .4% , 6/16/27 ..... 13,694 –
1624370.PS.FTS.B , 16 .18% , 8/21/27 .... 10,131 2,336
1630162.PS.FTS.B , 16 .33% , 8/22/27 .... 17,230 16,819
1668165.PS.FTS.B , 22 .6% , 10/12/27 .... 3,558 1,639
1614574.PS.FTS.B , 27 .56% , 8/26/34 .... 429 147
1610723.PS.FTS.B , 16 .9% , 9/03/34 ..... 535 114
1618596.PS.FTS.B , 14 .7% , 9/27/34 ..... 2,273 –
1630930.PS.FTS.B , 13 .2% , 9/28/34 ..... 214 124
1649827.PS.FTS.B , 17% , 10/28/34 ...... 54 55
1657158.PS.FTS.B , 10 .8% , 10/29/34 .... 275 277
1650670.PS.FTS.B , 16 .3% , 10/29/34 .... 70 69
1647092.PS.FTS.B , 16 .9% , 10/29/34 .... 4,816 234
1647332.PS.FTS.B , 22 .6% , 10/29/34 .... 76 –
1652014.PS.FTS.B , 13 .36% , 11/02/34 .... 226 226
1646081.PS.FTS.B , 16 .43% , 11/02/34 .... 455 457
1654330.PS.FTS.B , 11 .4% , 11/05/34 ..... 162 162
1654084.PS.FTS.B , 13 .4% , 11/05/34 .... 133 133
1651250.PS.FTS.B , 16 .83% , 11/05/34 .... 417 418
1652924.PS.FTS.B , 12 .5% , 11/09/34 .... 2,262 369
1659139.PS.FTS.B , 18 .41% , 11/09/34 .... 280 281
1648630.PS.FTS.B , 22 .6% , 11/10/34 .... 219 222
1658140.PS.FTS.B , 13 .9% , 11/11/34 ..... 220 219
1648733.PS.FTS.B , 21 .2% , 11/15/34 .... 1,366 1,360
661,084
Upgrade, Inc.
24174311.UG.FTS.B , 29 .69% , 11/05/24 .. 22,146 21,690
24677388.UG.FTS.B , 29 .69% , 12/06/24 .. 3,305 3,454
24909623.UG.FTS.B , 27 .74% , 12/08/24 .. 21,013 21,964
25312483.UG.FTS.B , 29 .69% , 12/18/24 .. 4,804 5,072
24959142.UG.FTS.B , 29 .69% , 12/20/24 .. 10,629 718
25843226.UG.FTS.B , 28 .99% , 1/07/25 ... 1,952 1,982
24789598.UG.FTS.B , 25 .26% , 11/27/27 .. 103 103
23546722.UG.FTS.B , 29 .69% , 10/22/29 .. 6 6
24485661.UG.FTS.B , 29 .69% , 11/18/29 .. 6,577 6,897
61,886
Upgrade, Inc. - Card
991330023.UG.FTS.B , 28 .98% , 12/02/24 . 16 16
991364192.UG.FTS.B , 28 .98% , 12/02/24 . 7 7
991348696.UG.FTS.B , 29 .49% , 12/02/24 . 5 5
991353863.UG.FTS.B , 29 .49% , 12/02/24 . 6 6
991354003.UG.FTS.B , 29 .49% , 12/02/24 . 30 2
991370712.UG.FTS.B , 29 .49% , 12/02/24 . 7 7

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991187412.UG.FTS.B , 19 .99% , 12/05/24 . $ 27 $ 27
991195736.UG.FTS.B , 27 .99% , 12/05/24 . 17 17
991190483.UG.FTS.B , 29 .49% , 12/05/24 . 8 8
991200707.UG.FTS.B , 29 .49% , 12/05/24 . 12 12
991244332.UG.FTS.B , 29 .49% , 12/05/24 . 39 3
991342288.UG.FTS.B , 29 .49% , 12/05/24 . 41 3
991191497.UG.FTS.B , 14 .98% , 12/06/24 . 31 31
991214247.UG.FTS.B , 15 .97% , 12/06/24 . 13 13
991191303.UG.FTS.B , 16 .99% , 12/06/24 . 198 199
991419325.UG.FTS.B , 27 .99% , 12/06/24 . 24 24
991201139.UG.FTS.B , 28 .98% , 12/06/24 . 22 22
991202979.UG.FTS.B , 28 .98% , 12/06/24 . 19 20
991378952.UG.FTS.B , 28 .98% , 12/06/24 . 25 12
991223558.UG.FTS.B , 29 .49% , 12/06/24 . 3 3
991204789.UG.FTS.B , 15 .97% , 12/07/24 . 4 4
991199058.UG.FTS.B , 16 .99% , 12/07/24 . 8 8
991205035.UG.FTS.B , 16 .99% , 12/07/24 . 180 180
991202225.UG.FTS.B , 19 .8% , 12/07/24 .. 45 45
991202795.UG.FTS.B , 19 .8% , 12/07/24 .. 107 107
991313472.UG.FTS.B , 19 .99% , 12/07/24 . 35 35
991203276.UG.FTS.B , 28 .98% , 12/07/24 . 12 12
991218043.UG.FTS.B , 28 .98% , 12/07/24 . 202 204
991221020.UG.FTS.B , 28 .98% , 12/07/24 . 13 14
991204182.UG.FTS.B , 29 .49% , 12/07/24 . 181 93
991206725.UG.FTS.B , 29 .49% , 12/07/24 . 86 42
991233663.UG.FTS.B , 14 .98% , 12/08/24 . 22 23
991345394.UG.FTS.B , 14 .98% , 12/08/24 . 53 53
991238380.UG.FTS.B , 15 .97% , 12/08/24 . 56 57
991340673.UG.FTS.B , 15 .97% , 12/08/24 . 69 69
991205558.UG.FTS.B , 16 .99% , 12/08/24 . 40 40
991206337.UG.FTS.B , 16 .99% , 12/08/24 . 52 52
991206750.UG.FTS.B , 16 .99% , 12/08/24 . 153 1
991218331.UG.FTS.B , 16 .99% , 12/08/24 . 206 207
991287220.UG.FTS.B , 16 .99% , 12/08/24 . 31 31
991212387.UG.FTS.B , 17 .97% , 12/08/24 . 637 640
991360888.UG.FTS.B , 17 .99% , 12/08/24 . 29 29
991362465.UG.FTS.B , 17 .99% , 12/08/24 . 144 144
991386259.UG.FTS.B , 17 .99% , 12/08/24 . 3 3
991213249.UG.FTS.B , 19 .8% , 12/08/24 .. 37 37
991029759.UG.FTS.B , 19 .99% , 12/08/24 . 16 16
991207067.UG.FTS.B , 19 .99% , 12/08/24 . 34 34
991214641.UG.FTS.B , 19 .99% , 12/08/24 . 357 360
991275636.UG.FTS.B , 19 .99% , 12/08/24 . 29 1
991214712.UG.FTS.B , 28 .98% , 12/08/24 . 376 48
991220601.UG.FTS.B , 28 .98% , 12/08/24 . 20 20
991260535.UG.FTS.B , 28 .98% , 12/08/24 . 8 3
991278212.UG.FTS.B , 28 .98% , 12/08/24 . 72 73
991317659.UG.FTS.B , 28 .98% , 12/08/24 . 10 11
991334924.UG.FTS.B , 28 .98% , 12/08/24 . 126 126
991358361.UG.FTS.B , 28 .98% , 12/08/24 . 16 16
991396086.UG.FTS.B , 28 .98% , 12/08/24 . 9 9
991210459.UG.FTS.B , 29 .48% , 12/08/24 . 132 132
991214958.UG.FTS.B , 29 .48% , 12/08/24 . 144 76
991203729.UG.FTS.B , 29 .49% , 12/08/24 . 32 32
991213079.UG.FTS.B , 29 .49% , 12/08/24 . 137 138
991248866.UG.FTS.B , 29 .49% , 12/08/24 . 197 15
991252807.UG.FTS.B , 29 .49% , 12/08/24 . 45 45
991259595.UG.FTS.B , 29 .49% , 12/08/24 . 26 26
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991317879.UG.FTS.B , 29 .49% , 12/08/24 . $ 62 $ 31
991349015.UG.FTS.B , 29 .49% , 12/08/24 . 92 93
991391597.UG.FTS.B , 29 .49% , 12/08/24 . 41 41
991433950.UG.FTS.B , 29 .49% , 12/08/24 . 10 10
991311660.UG.FTS.B , 14 .98% , 12/09/24 . 189 189
991329494.UG.FTS.B , 15 .97% , 12/09/24 . 10 10
991355729.UG.FTS.B , 16 .99% , 12/09/24 . 20 20
991384624.UG.FTS.B , 16 .99% , 12/09/24 . 2 2
991338916.UG.FTS.B , 18 .97% , 12/09/24 . 54 32
991405926.UG.FTS.B , 18 .97% , 12/09/24 . 20 3
991341287.UG.FTS.B , 20 .46% , 12/09/24 . 110 110
991355570.UG.FTS.B , 20 .46% , 12/09/24 . 26 26
991329266.UG.FTS.B , 23 .95% , 12/09/24 . 131 131
991327625.UG.FTS.B , 28 .98% , 12/09/24 . 13 13
991425673.UG.FTS.B , 28 .98% , 12/09/24 . 34 34
991300935.UG.FTS.B , 29 .49% , 12/09/24 . 1 1
991308780.UG.FTS.B , 29 .49% , 12/09/24 . 10 10
991322433.UG.FTS.B , 29 .49% , 12/09/24 . 79 81
991367240.UG.FTS.B , 29 .49% , 12/09/24 . 52 52
991407585.UG.FTS.B , 29 .49% , 12/09/24 . 31 32
991366767.UG.FTS.B , 14 .98% , 12/10/24 . 33 33
991416701.UG.FTS.B , 14 .98% , 12/10/24 . 411 412
991441221.UG.FTS.B , 16 .99% , 12/10/24 . 46 46
991402286.UG.FTS.B , 17 .99% , 12/10/24 . 223 116
991338806.UG.FTS.B , 19 .21% , 12/10/24 . 164 164
991323566.UG.FTS.B , 19 .99% , 12/10/24 . 248 249
991334473.UG.FTS.B , 21 .46% , 12/10/24 . 19 19
991302262.UG.FTS.B , 28 .98% , 12/10/24 . 83 41
991318295.UG.FTS.B , 28 .98% , 12/10/24 . 24 24
991360120.UG.FTS.B , 28 .98% , 12/10/24 . 74 74
991331833.UG.FTS.B , 29 .49% , 12/10/24 . 149 76
991397722.UG.FTS.B , 29 .49% , 12/10/24 . 14 14
991407945.UG.FTS.B , 29 .49% , 12/10/24 . 83 83
991275626.UG.FTS.B , 14 .98% , 12/11/24 . 4 4
991322847.UG.FTS.B , 18 .97% , 12/11/24 . 53 53
991309704.UG.FTS.B , 19 .21% , 12/11/24 . 60 60
991359085.UG.FTS.B , 19 .21% , 12/11/24 . 64 65
991299880.UG.FTS.B , 19 .8% , 12/11/24 .. 28 29
991302424.UG.FTS.B , 22 .97% , 12/11/24 . 12 12
991400497.UG.FTS.B , 28 .98% , 12/11/24 . 40 40
991425034.UG.FTS.B , 28 .98% , 12/11/24 . 100 101
991339855.UG.FTS.B , 15 .97% , 12/12/24 . 38 38
991334534.UG.FTS.B , 16 .99% , 12/12/24 . 18 18
991326016.UG.FTS.B , 17 .97% , 12/12/24 . 134 135
991341778.UG.FTS.B , 17 .99% , 12/12/24 . 64 64
991318950.UG.FTS.B , 19 .99% , 12/12/24 . 21 21
991314252.UG.FTS.B , 20 .46% , 12/12/24 . 58 58
991447468.UG.FTS.B , 23 .95% , 12/12/24 . 114 114
991299959.UG.FTS.B , 28 .98% , 12/12/24 . 13 13
991397130.UG.FTS.B , 28 .98% , 12/12/24 . 141 141
991300821.UG.FTS.B , 29 .49% , 12/12/24 . 42 43
991312106.UG.FTS.B , 29 .49% , 12/12/24 . 2 2
991387894.UG.FTS.B , 29 .49% , 12/12/24 . 167 10
991431493.UG.FTS.B , 29 .49% , 12/12/24 . 30 30
991248124.UG.FTS.B , 14 .98% , 12/13/24 . 14 14
991302421.UG.FTS.B , 14 .98% , 12/13/24 . 266 268
991384387.UG.FTS.B , 15 .97% , 12/13/24 . 62 62
991417112.UG.FTS.B , 15 .97% , 12/13/24 . 620 622

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991346666.UG.FTS.B , 19 .21% , 12/13/24 . $ 21 $ 21
991331713.UG.FTS.B , 19 .99% , 12/13/24 . 14 14
991373941.UG.FTS.B , 20 .46% , 12/13/24 . 38 38
991296644.UG.FTS.B , 20 .97% , 12/13/24 . 83 83
991303612.UG.FTS.B , 28 .98% , 12/13/24 . 5 5
991313210.UG.FTS.B , 28 .98% , 12/13/24 . 29 29
991346962.UG.FTS.B , 28 .98% , 12/13/24 . 16 16
991347766.UG.FTS.B , 28 .98% , 12/13/24 . 11 11
991388005.UG.FTS.B , 28 .98% , 12/13/24 . 3 3
991391691.UG.FTS.B , 28 .98% , 12/13/24 . 138 138
991411685.UG.FTS.B , 28 .98% , 12/13/24 . 58 59
991310090.UG.FTS.B , 29 .49% , 12/13/24 . 34 35
991312918.UG.FTS.B , 29 .49% , 12/13/24 . 20 21
991334231.UG.FTS.B , 29 .49% , 12/13/24 . 86 87
991334276.UG.FTS.B , 29 .49% , 12/13/24 . 16 16
991455918.UG.FTS.B , 29 .49% , 12/13/24 . 65 65
991258056.UG.FTS.B , 16 .99% , 12/14/24 . 24 24
991248746.UG.FTS.B , 17 .99% , 12/14/24 . 16 16
991267867.UG.FTS.B , 14 .98% , 12/15/24 . 686 690
991305580.UG.FTS.B , 14 .98% , 12/15/24 . 39 39
991375848.UG.FTS.B , 14 .98% , 12/15/24 . 23 23
991289456.UG.FTS.B , 15 .97% , 12/15/24 . 49 49
991481298.UG.FTS.B , 15 .97% , 12/15/24 . 17 17
991484132.UG.FTS.B , 15 .97% , 12/15/24 . 322 157
991255967.UG.FTS.B , 16 .99% , 12/15/24 . 8 8
991265175.UG.FTS.B , 16 .99% , 12/15/24 . 41 41
991256520.UG.FTS.B , 17 .99% , 12/15/24 . 31 32
991425011.UG.FTS.B , 17 .99% , 12/15/24 . 20 20
991405120.UG.FTS.B , 18 .97% , 12/15/24 . 50 50
991313442.UG.FTS.B , 19 .21% , 12/15/24 . 13 13
991484626.UG.FTS.B , 19 .21% , 12/15/24 . 158 159
991409003.UG.FTS.B , 19 .8% , 12/15/24 .. 23 23
991341925.UG.FTS.B , 20 .97% , 12/15/24 . 27 27
991415618.UG.FTS.B , 20 .97% , 12/15/24 . 41 41
991256653.UG.FTS.B , 21 .46% , 12/15/24 . 19 19
991478310.UG.FTS.B , 14 .98% , 12/16/24 . 20 20
991391018.UG.FTS.B , 15% , 12/16/24 .... 68 68
991263041.UG.FTS.B , 15 .97% , 12/16/24 . 23 23
991260873.UG.FTS.B , 16 .99% , 12/16/24 . 85 86
991260935.UG.FTS.B , 16 .99% , 12/16/24 . 47 47
991263408.UG.FTS.B , 16 .99% , 12/16/24 . 174 12
991298844.UG.FTS.B , 16 .99% , 12/16/24 . 4 4
991331384.UG.FTS.B , 16 .99% , 12/16/24 . 70 70
991263277.UG.FTS.B , 17 .99% , 12/16/24 . 61 61
991282278.UG.FTS.B , 17 .99% , 12/16/24 . 14 14
991291197.UG.FTS.B , 17 .99% , 12/16/24 . 149 150
991324832.UG.FTS.B , 21 .98% , 12/16/24 . 20 20
991513641.UG.FTS.B , 23 .95% , 12/16/24 . 43 21
991270332.UG.FTS.B , 14 .98% , 12/17/24 . 61 11
991398838.UG.FTS.B , 14 .98% , 12/17/24 . 204 205
991309883.UG.FTS.B , 15% , 12/17/24 .... 19 19
991303485.UG.FTS.B , 16 .99% , 12/17/24 . 13 13
991313589.UG.FTS.B , 16 .99% , 12/17/24 . 194 194
991289039.UG.FTS.B , 17 .99% , 12/17/24 . 50 51
991301102.UG.FTS.B , 17 .99% , 12/17/24 . 12 12
991451584.UG.FTS.B , 18 .97% , 12/17/24 . 74 75
991368537.UG.FTS.B , 19 .21% , 12/17/24 . 9 9
991390886.UG.FTS.B , 19 .21% , 12/17/24 . 18 18
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991425383.UG.FTS.B , 19 .21% , 12/17/24 . $ 19 $ 19
991407951.UG.FTS.B , 19 .8% , 12/17/24 .. 77 77
991523409.UG.FTS.B , 19 .8% , 12/17/24 .. 3,942 107
991278450.UG.FTS.B , 20 .46% , 12/17/24 . 15 15
991437221.UG.FTS.B , 21 .46% , 12/17/24 . 120 57
991499186.UG.FTS.B , 21 .98% , 12/17/24 . 25 25
991270128.UG.FTS.B , 28 .98% , 12/17/24 . 15 16
991374578.UG.FTS.B , 16 .99% , 12/18/24 . 14 14
991322304.UG.FTS.B , 17 .99% , 12/18/24 . 36 36
991329588.UG.FTS.B , 17 .99% , 12/18/24 . 112 113
991343423.UG.FTS.B , 17 .99% , 12/18/24 . 105 105
991478169.UG.FTS.B , 17 .99% , 12/18/24 . 458 460
991517094.UG.FTS.B , 17 .99% , 12/18/24 . 12 12
991290938.UG.FTS.B , 19 .21% , 12/18/24 . 188 188
991355888.UG.FTS.B , 20 .46% , 12/18/24 . 833 29
991279501.UG.FTS.B , 20 .97% , 12/18/24 . 40 40
991283292.UG.FTS.B , 21 .46% , 12/18/24 . 51 51
991286343.UG.FTS.B , 21 .46% , 12/18/24 . 106 106
991316123.UG.FTS.B , 23 .95% , 12/18/24 . 33 34
991287107.UG.FTS.B , 14 .98% , 12/19/24 . 18 18
991339453.UG.FTS.B , 15 .97% , 12/19/24 . 2 2
991446289.UG.FTS.B , 15 .97% , 12/19/24 . 41 8
991511356.UG.FTS.B , 15 .97% , 12/19/24 . 57 57
991489325.UG.FTS.B , 16 .99% , 12/19/24 . 43 43
991469894.UG.FTS.B , 17 .99% , 12/19/24 . 30 30
991348742.UG.FTS.B , 18 .97% , 12/19/24 . 9 9
991454147.UG.FTS.B , 20 .46% , 12/19/24 . 17 17
991395795.UG.FTS.B , 20 .97% , 12/19/24 . 131 132
991294927.UG.FTS.B , 21 .98% , 12/19/24 . 34 34
991328367.UG.FTS.B , 14 .98% , 12/20/24 . 38 38
991296195.UG.FTS.B , 15% , 12/20/24 .... 56 57
991333020.UG.FTS.B , 15% , 12/20/24 .... 123 124
991375709.UG.FTS.B , 15 .97% , 12/20/24 . 24 24
991457206.UG.FTS.B , 15 .97% , 12/20/24 . 100 101
991504029.UG.FTS.B , 15 .97% , 12/20/24 . 69 69
991303599.UG.FTS.B , 16 .99% , 12/20/24 . 134 134
991310742.UG.FTS.B , 16 .99% , 12/20/24 . 14 14
991371806.UG.FTS.B , 16 .99% , 12/20/24 . 1,091 76
991423752.UG.FTS.B , 16 .99% , 12/20/24 . 19 19
991440844.UG.FTS.B , 16 .99% , 12/20/24 . 195 195
991521970.UG.FTS.B , 16 .99% , 12/20/24 . 19 19
991349664.UG.FTS.B , 17 .99% , 12/20/24 . 19 19
991512531.UG.FTS.B , 17 .99% , 12/20/24 . 9 9
991381262.UG.FTS.B , 18 .97% , 12/20/24 . 28 29
991309911.UG.FTS.B , 19 .8% , 12/20/24 .. 313 315
991415873.UG.FTS.B , 19 .8% , 12/20/24 .. 371 374
991110618.UG.FTS.B , 28 .98% , 12/20/24 . 6 –
991495192.UG.FTS.B , 16 .99% , 12/21/24 . 344 52
991505343.UG.FTS.B , 17 .99% , 12/21/24 . 28 28
991217106.UG.FTS.B , 21 .98% , 1/09/25 .. 64 4
991063837.UG.FTS.B , 19 .8% , 1/13/25 ... 28 29
991232706.UG.FTS.B , 21 .98% , 1/13/25 .. 28 2
991104861.UG.FTS.B , 25 .95% , 1/13/25 .. 29 1
991070598.UG.FTS.B , 28 .98% , 1/16/25 .. 343 348
991236920.UG.FTS.B , 29 .49% , 1/16/25 .. 13 12
991254871.UG.FTS.B , 29 .49% , 1/17/25 .. 2 2
991285666.UG.FTS.B , 29 .49% , 1/17/25 .. 5 5
991206543.UG.FTS.B , 21 .97% , 1/19/25 .. 694 637

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991179894.UG.FTS.B , 19 .99% , 1/27/25 .. $ 60 $ 55
991236126.UG.FTS.B , 28 .98% , 1/29/25 .. 10 10
991036234.UG.FTS.B , 21 .98% , 2/07/25 .. 179 12
991075118.UG.FTS.B , 29 .49% , 2/07/25 .. 552 568
991184036.UG.FTS.B , 19 .21% , 2/09/25 .. 30 30
991078682.UG.FTS.B , 28 .98% , 2/09/25 .. 234 14
991345307.UG.FTS.B , 29 .49% , 2/09/25 .. 61 –
991229420.UG.FTS.B , 18 .97% , 2/10/25 .. 108 43
991231578.UG.FTS.B , 18 .97% , 2/12/25 .. 872 339
991232539.UG.FTS.B , 20 .97% , 2/12/25 .. 97 1
991177667.UG.FTS.B , 21 .46% , 2/13/25 .. 18 17
991239064.UG.FTS.B , 23 .95% , 2/13/25 .. 125 54
991134666.UG.FTS.B , 21 .98% , 2/16/25 .. 132 119
991266466.UG.FTS.B , 18 .97% , 2/17/25 .. 121 121
991084445.UG.FTS.B , 28 .98% , 2/17/25 .. 50 50
991132991.UG.FTS.B , 28 .98% , 2/17/25 .. 10 9
991185484.UG.FTS.B , 28 .98% , 2/17/25 .. 26 5
991191696.UG.FTS.B , 29 .49% , 2/17/25 .. 171 12
991259944.UG.FTS.B , 29 .49% , 2/17/25 .. 31 32
991175975.UG.FTS.B , 19 .99% , 2/18/25 .. 38 34
991163497.UG.FTS.B , 28 .98% , 2/18/25 .. 254 258
991138300.UG.FTS.B , 28 .98% , 2/19/25 .. 11 11
991177091.UG.FTS.B , 28 .98% , 2/19/25 .. 292 298
991113103.UG.FTS.B , 29 .49% , 2/19/25 .. 8 8
991180574.UG.FTS.B , 26 .94% , 2/20/25 .. 100 102
991116156.UG.FTS.B , 29 .49% , 2/20/25 .. 42 4
991189874.UG.FTS.B , 28 .98% , 2/21/25 .. 535 81
991120312.UG.FTS.B , 29 .49% , 2/21/25 .. 500 509
991139033.UG.FTS.B , 29 .49% , 2/21/25 .. 342 350
991155401.UG.FTS.B , 29 .49% , 2/21/25 .. 57 4
991115106.UG.FTS.B , 28 .98% , 2/22/25 .. 21 20
991126948.UG.FTS.B , 28 .98% , 2/22/25 .. 562 –
991323210.UG.FTS.B , 28 .98% , 2/22/25 .. 154 158
991186396.UG.FTS.B , 29 .49% , 2/22/25 .. 28 29
991182494.UG.FTS.B , 20 .46% , 2/23/25 .. 308 9
991124999.UG.FTS.B , 28 .98% , 2/23/25 .. 245 –
991134858.UG.FTS.B , 28 .98% , 2/23/25 .. 946 –
991277503.UG.FTS.B , 19 .8% , 2/24/25 ... 70 70
991137424.UG.FTS.B , 19 .8% , 2/25/25 ... 342 345
991137442.UG.FTS.B , 21 .46% , 2/25/25 .. 112 114
991187935.UG.FTS.B , 20 .97% , 2/27/25 .. 30 5
991231794.UG.FTS.B , 20 .97% , 2/27/25 .. 744 111
991217237.UG.FTS.B , 28 .98% , 2/28/25 .. 1 1
991230587.UG.FTS.B , 28 .98% , 2/28/25 .. 66 12
991284608.UG.FTS.B , 21 .98% , 3/04/25 .. 184 34
991226863.UG.FTS.B , 28 .98% , 3/05/25 .. 62 63
991249125.UG.FTS.B , 29 .49% , 3/05/25 .. 6 6
991312810.UG.FTS.B , 29 .49% , 3/07/25 .. 43 43
991451736.UG.FTS.B , 19 .8% , 3/10/25 ... 306 133
991472819.UG.FTS.B , 17 .99% , 3/14/25 .. 196 3
991097752.UG.FTS.B , 29 .49% , 3/17/25 .. 44 3
991438242.UG.FTS.B , 15 .97% , 3/18/25 .. 60 53
991256789.UG.FTS.B , 28 .98% , 3/18/25 .. 217 221
991169914.UG.FTS.B , 28 .98% , 3/20/25 .. 212 14
991297898.UG.FTS.B , 29 .49% , 3/23/25 .. 30 31
991152322.UG.FTS.B , 26 .94% , 3/27/25 .. 685 697
991216328.UG.FTS.B , 26 .94% , 3/27/25 .. 137 140
991198311.UG.FTS.B , 29 .49% , 3/28/25 .. 46 47
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991282718.UG.FTS.B , 29 .49% , 3/28/25 .. $ 23 $ 24
991229899.UG.FTS.B , 28 .98% , 3/29/25 .. 34 34
991342598.UG.FTS.B , 28 .98% , 4/05/25 .. 36 37
991356417.UG.FTS.B , 29 .49% , 4/05/25 .. 42 43
991147993.UG.FTS.B , 20 .46% , 4/12/25 .. 160 161
991253923.UG.FTS.B , 25 .95% , 4/16/25 .. 93 95
991269003.UG.FTS.B , 29 .49% , 4/18/25 .. 297 20
991152518.UG.FTS.B , 18 .97% , 4/23/25 .. 84 12
991182716.UG.FTS.B , 21 .98% , 4/26/25 .. 125 107
991179044.UG.FTS.B , 21 .46% , 4/29/25 .. 345 52
991323235.UG.FTS.B , 18 .97% , 5/07/25 .. 221 15
991072361.UG.FTS.B , 21 .46% , 5/10/25 .. 210 212
991226484.UG.FTS.B , 21 .46% , 5/10/25 .. 254 256
991166382.UG.FTS.B , 26 .94% , 5/20/25 .. 49 50
991104826.UG.FTS.B , 29 .49% , 5/20/25 .. 48 49
991137652.UG.FTS.B , 29 .49% , 5/20/25 .. 6 6
991171681.UG.FTS.B , 17 .99% , 5/25/25 .. 49 49
991212968.UG.FTS.B , 19 .8% , 5/26/25 ... 318 272
991223413.UG.FTS.B , 28 .98% , 5/28/25 .. 52 53
991373345.UG.FTS.B , 29 .49% , 5/30/25 .. 46 42
991216602.UG.FTS.B , 29 .48% , 6/05/25 .. 332 289
991014881.UG.FTS.B , 20 .46% , 6/07/25 .. 192 194
991031396.UG.FTS.B , 29 .49% , 6/09/25 .. 35 37
991257818.UG.FTS.B , 28 .98% , 6/15/25 .. 126 8
991329135.UG.FTS.B , 19 .8% , 6/17/25 ... 2,639 2,668
991222930.UG.FTS.B , 28 .98% , 6/17/25 .. 118 96
991198112.UG.FTS.B , 19 .8% , 6/19/25 ... 136 138
991237119.UG.FTS.B , 28 .98% , 6/19/25 .. 577 591
991195967.UG.FTS.B , 29 .49% , 6/19/25 .. 105 89
991100555.UG.FTS.B , 29 .49% , 6/20/25 .. 532 547
991148239.UG.FTS.B , 29 .49% , 6/20/25 .. 293 301
991149182.UG.FTS.B , 28 .48% , 6/21/25 .. 45 45
991247481.UG.FTS.B , 29 .49% , 6/29/25 .. 279 45
991233872.UG.FTS.B , 17 .99% , 7/05/25 .. 68 58
991216498.UG.FTS.B , 19 .99% , 7/05/25 .. 2,650 378
991293334.UG.FTS.B , 16 .99% , 7/13/25 .. 1,017 1,024
991146431.UG.FTS.B , 28 .98% , 7/17/25 .. 45 46
991169822.UG.FTS.B , 29 .49% , 7/17/25 .. 322 329
991103642.UG.FTS.B , 29 .49% , 7/19/25 .. 16 16
991125415.UG.FTS.B , 28 .98% , 7/21/25 .. 161 12
991180111.UG.FTS.B , 29 .49% , 7/21/25 ... 65 67
991340064.UG.FTS.B , 19 .21% , 8/15/25 .. 58 48
991168160.UG.FTS.B , 21 .46% , 8/16/25 .. 104 105
991168137.UG.FTS.B , 19 .8% , 8/21/25 ... 162 164
991114531.UG.FTS.B , 19 .99% , 8/21/25 .. 30 30
991138789.UG.FTS.B , 21 .46% , 8/22/25 .. 82 83
991201385.UG.FTS.B , 28 .98% , 9/09/25 .. 182 –
991176181.UG.FTS.B , 19 .99% , 9/23/25 .. 1,049 1,096
991421184.UG.FTS.B , 29 .49% , 10/06/25 . 163 46
991300215.UG.FTS.B , 21 .46% , 10/08/25 . 59 48
991054408.UG.FTS.B , 28 .98% , 10/08/25 . 332 338
991091518.UG.FTS.B , 29 .49% , 10/15/25 . 104 83
991311847.UG.FTS.B , 28 .98% , 10/20/25 . 151 10
991131752.UG.FTS.B , 29 .49% , 10/20/25 . 109 16
991123245.UG.FTS.B , 26 .94% , 10/23/25 . 387 312
991169188.UG.FTS.B , 29 .49% , 10/23/25 . 440 30
991299072.UG.FTS.B , 29 .49% , 10/23/25 . 197 16
991213890.UG.FTS.B , 29 .49% , 11/07/25 . 79 62

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991025029.UG.FTS.B , 21 .46% , 11/09/25 . $ 165 $ 169
991258611.UG.FTS.B , 21 .98% , 11/14/25 . 1,397 1,403
991237888.UG.FTS.B , 28 .98% , 11/15/25 . 373 380
991191984.UG.FTS.B , 29 .49% , 11/17/25 . 56 58
991217394.UG.FTS.B , 29 .49% , 11/20/25 . 89 72
991239091.UG.FTS.B , 29 .49% , 11/20/25 . 461 472
991124779.UG.FTS.B , 29 .49% , 11/22/25 . 130 133
991119119.UG.FTS.B , 29 .49% , 11/23/25 .. 139 146
991326057.UG.FTS.B , 29 .49% , 11/28/25 . 84 86
991026129.UG.FTS.B , 29 .49% , 12/06/25 . 81 81
991131037.UG.FTS.B , 21 .46% , 12/08/25 . 209 170
991112802.UG.FTS.B , 28 .98% , 12/22/25 . 508 403
991217112.UG.FTS.B , 6% , 12/25/25 ..... 223 180
991151698.UG.FTS.B , 22 .97% , 12/27/25 . 170 153
991257232.UG.FTS.B , 28 .98% , 12/28/25 . 159 164
991269532.UG.FTS.B , 29 .46% , 1/05/26 .. 124 130
991147839.UG.FTS.B , 22 .97% , 1/11/26 .. 472 475
991358540.UG.FTS.B , 14 .98% , 1/15/26 .. 355 272
991238529.UG.FTS.B , 19 .8% , 1/16/26 ... 1,163 1,168
991369350.UG.FTS.B , 21 .46% , 2/07/26 .. 85 63
991074295.UG.FTS.B , 29 .49% , 2/09/26 .. 164 170
991119833.UG.FTS.B , 19 .21% , 2/20/26 .. 615 444
991116103.UG.FTS.B , 29 .49% , 2/23/26 .. 90 96
991180816.UG.FTS.B , 29 .49% , 2/23/26 .. 146 116
991178342.UG.FTS.B , 28 .98% , 3/28/26 .. 343 23
991305854.UG.FTS.B , 29 .49% , 4/09/26 .. 185 141
991231725.UG.FTS.B , 29 .49% , 5/18/26 .. 253 260
991033157.UG.FTS.B , 22 .97% , 6/09/26 .. 973 67
991319523.UG.FTS.B , 15 .97% , 6/10/26 .. 92 6
991161030.UG.FTS.B , 29 .49% , 6/18/26 .. 121 125
991218283.UG.FTS.B , 14 .98% , 7/27/26 .. 3,658 2,482
991046765.UG.FTS.B , 15 .97% , 8/10/26 .. 130 9
991120791.UG.FTS.B , 15 .97% , 8/10/26 .. 1,433 99
991115841.UG.FTS.B , 29 .49% , 8/21/26 .. 977 43
991127641.UG.FTS.B , 29 .49% , 8/22/26 .. 378 389
991015912.UG.FTS.B , 20 .97% , 9/07/26 .. 582 42
991058306.UG.FTS.B , 20 .46% , 10/11/26 . 505 337
991142024.UG.FTS.B , 28 .98% , 10/19/26 . 1,520 44
991252958.UG.FTS.B , 18 .97% , 10/24/26 . 294 194
991020944.UG.FTS.B , 15 .99% , 11/08/26 . 2,012 2,062
991074802.UG.FTS.B , 22 .36% , 11/11/26 . 25 24
991215907.UG.FTS.B , 16 .99% , 11/12/26 . 1,036 1,064
991164893.UG.FTS.B , 19 .99% , 11/13/26 . 45 45
991087378.UG.FTS.B , 21 .36% , 11/15/26 . 436 454
991120297.UG.FTS.B , 22 .97% , 11/23/26 . 1,532 1,560
991299503.UG.FTS.B , 17 .99% , 11/27/26 . 282 –
991356469.UG.FTS.B , 16 .99% , 12/07/26 . 45 45
991226691.UG.FTS.B , 15 .99% , 12/09/26 . 175 184
991249712.UG.FTS.B , 15 .99% , 12/09/26 . 2,192 2,285
991098718.UG.FTS.B , 23 .95% , 12/09/26 . 505 114
991265247.UG.FTS.B , 16 .99% , 12/12/26 . 288 300
991359359.UG.FTS.B , 15 .99% , 12/14/26 . 446 462
991467528.UG.FTS.B , 15 .99% , 12/14/26 . 267 277
991326633.UG.FTS.B , 21 .99% , 12/19/26 . 469 484
991389147.UG.FTS.B , 22 .36% , 12/19/26 . 64 65
991143728.UG.FTS.B , 18 .21% , 12/26/26 . 529 –
991110203.UG.FTS.B , 29 .49% , 1/19/27 .. 185 25
991162953.UG.FTS.B , 26 .94% , 1/27/27 .. 158 100
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991080210.UG.FTS.B , 28 .98% , 2/08/27 .. $ 290 $ 196
991225567.UG.FTS.B , 19 .8% , 3/18/27 ... 239 234
991418802.UG.FTS.B , 29 .49% , 4/10/27 .. 96 67
991418120.UG.FTS.B , 14 .98% , 4/13/27 .. 168 106
991115930.UG.FTS.B , 29 .49% , 4/19/27 .. 630 –
991262312.UG.FTS.B , 29 .49% , 6/29/27 .. 144 92
991223479.UG.FTS.B , 29 .49% , 8/18/27 .. 192 188
991383601.UG.FTS.B , 20 .97% , 8/29/27 .. 238 237
991197071.UG.FTS.B , 21 .98% , 11/09/27 . 218 45
991266262.UG.FTS.B , 19 .8% , 11/16/27 .. 1,305 776
991240407.UG.FTS.B , 28 .98% , 11/20/27 . 671 365
991188769.UG.FTS.B , 21 .46% , 4/25/28 .. 9 9
991089483.UG.FTS.B , 29 .49% , 11/15/28 . 158 156
991102474.UG.FTS.B , 29 .49% , 11/16/28 . 2,500 2,467
991081404.UG.FTS.B , 18 .71% , 11/17/28 . 27 1
991218561.UG.FTS.B , 20 .47% , 11/17/28 . 5 –
991309417.UG.FTS.B , 20 .47% , 12/15/28 . 192 13
991158478.UG.FTS.B , 29 .49% , 3/27/29 .. 24 24
991211764.UG.FTS.B , 29 .49% , 9/18/29 .. 6 –
991255753.UG.FTS.B , 14 .47% , 10/12/29 . 4 4
991223979.UG.FTS.B , 29 .49% , 10/20/29 . 4 1
991217199.UG.FTS.B , 29 .49% , 10/21/29 . 8 8
991025022.UG.FTS.B , 20 .46% , 11/06/29 . 8 8
991043299.UG.FTS.B , 20 .46% , 11/06/29 . 36 37
991015963.UG.FTS.B , 28 .98% , 11/06/29 . 36 –
991062658.UG.FTS.B , 28 .98% , 11/06/29 . 25 11
991009200.UG.FTS.B , 29 .49% , 11/06/29 . 10 10
991009403.UG.FTS.B , 29 .49% , 11/06/29 . 5 –
991011039.UG.FTS.B , 29 .49% , 11/06/29 . 189 192
991016360.UG.FTS.B , 29 .49% , 11/06/29 . 15 15
991051891.UG.FTS.B , 29 .49% , 11/06/29 . 14 14
991065536.UG.FTS.B , 29 .49% , 11/06/29 . 7 7
991089599.UG.FTS.B , 29 .49% , 11/06/29 . 88 88
991200927.UG.FTS.B , 29 .49% , 11/06/29 . 13 13
991039862.UG.FTS.B , 14 .98% , 11/07/29 . 33 33
991032070.UG.FTS.B , 16 .99% , 11/07/29 . 65 –
991037178.UG.FTS.B , 16 .99% , 11/07/29 . 26 26
991017861.UG.FTS.B , 19 .8% , 11/07/29 .. 3 3
991213119.UG.FTS.B , 19 .99% , 11/07/29 . 3 3
991214327.UG.FTS.B , 21 .98% , 11/07/29 . 10 10
991207204.UG.FTS.B , 27 .99% , 11/07/29 . 5 5
991024150.UG.FTS.B , 28 .98% , 11/07/29 . 26 26
991024437.UG.FTS.B , 28 .98% , 11/07/29 . 16 16
991036639.UG.FTS.B , 28 .98% , 11/07/29 . 20 20
991050918.UG.FTS.B , 28 .98% , 11/07/29 . 27 27
991066590.UG.FTS.B , 28 .98% , 11/07/29 . 26 26
991109146.UG.FTS.B , 28 .98% , 11/07/29 . 28 28
991213946.UG.FTS.B , 28 .98% , 11/07/29 . 6 6
991016307.UG.FTS.B , 29 .49% , 11/07/29 . 15 15
991088136.UG.FTS.B , 29 .49% , 11/07/29 . 6 6
991139880.UG.FTS.B , 29 .49% , 11/07/29 . 8 8
991171418.UG.FTS.B , 29 .49% , 11/07/29 . 7 7
991065102.UG.FTS.B , 15 .97% , 11/08/29 . 15 15
991171941.UG.FTS.B , 15 .97% , 11/08/29 . 729 51
991022677.UG.FTS.B , 18 .97% , 11/08/29 . 29 29
991224324.UG.FTS.B , 18 .97% , 11/08/29 . 72 73
991034507.UG.FTS.B , 19 .8% , 11/08/29 .. 708 101
991020976.UG.FTS.B , 19 .99% , 11/08/29 . 20 20

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991216720.UG.FTS.B , 21 .46% , 11/08/29 . $ 2,161 $ –
991026806.UG.FTS.B , 21 .98% , 11/08/29 . 7 7
991055480.UG.FTS.B , 27 .99% , 11/08/29 . 8 8
991020520.UG.FTS.B , 28 .98% , 11/08/29 . 9 9
991021327.UG.FTS.B , 28 .98% , 11/08/29 . 9 9
991022916.UG.FTS.B , 28 .98% , 11/08/29 . 12 12
991103426.UG.FTS.B , 28 .98% , 11/08/29 . 3 3
991130087.UG.FTS.B , 28 .98% , 11/08/29 . 8 8
991203855.UG.FTS.B , 28 .98% , 11/08/29 . 13 13
991023261.UG.FTS.B , 29 .49% , 11/08/29 . 188 13
991030343.UG.FTS.B , 29 .49% , 11/08/29 . 32 32
991100707.UG.FTS.B , 29 .49% , 11/08/29 . 2 2
991160546.UG.FTS.B , 29 .49% , 11/08/29 . 20 20
991033893.UG.FTS.B , 17 .97% , 11/09/29 . 12 12
991079063.UG.FTS.B , 17 .99% , 11/09/29 . 7 7
991099988.UG.FTS.B , 17 .99% , 11/09/29 . 6 6
991104909.UG.FTS.B , 18 .97% , 11/09/29 . 22 22
991148541.UG.FTS.B , 18 .97% , 11/09/29 . 76 5
991031272.UG.FTS.B , 19 .21% , 11/09/29 . 108 25
991069631.UG.FTS.B , 19 .21% , 11/09/29 . 1 1
991095162.UG.FTS.B , 19 .46% , 11/09/29 . 72 73
991135236.UG.FTS.B , 19 .8% , 11/09/29 .. 56 56
991030291.UG.FTS.B , 19 .99% , 11/09/29 . 45 46
991105048.UG.FTS.B , 19 .99% , 11/09/29 . 7 7
991148839.UG.FTS.B , 19 .99% , 11/09/29 . 29 29
991174012.UG.FTS.B , 19 .99% , 11/09/29 . 13 14
991181923.UG.FTS.B , 19 .99% , 11/09/29 . 34 34
991034527.UG.FTS.B , 20 .46% , 11/09/29 . 68 68
991149259.UG.FTS.B , 20 .46% , 11/09/29 . 355 –
991029731.UG.FTS.B , 20 .97% , 11/09/29 . 96 96
991090708.UG.FTS.B , 20 .97% , 11/09/29 . 9 9
991166977.UG.FTS.B , 20 .97% , 11/09/29 . 31 31
991139420.UG.FTS.B , 21 .46% , 11/09/29 . 84 6
991141383.UG.FTS.B , 21 .46% , 11/09/29 . 10 10
991026361.UG.FTS.B , 21 .98% , 11/09/29 . 35 36
991125236.UG.FTS.B , 22 .48% , 11/09/29 . 20 20
991058286.UG.FTS.B , 22 .95% , 11/09/29 . 44 44
991080911.UG.FTS.B , 25 .95% , 11/09/29 . 22 23
991048527.UG.FTS.B , 27 .99% , 11/09/29 . 28 28
991026090.UG.FTS.B , 28 .98% , 11/09/29 . 5 5
991033906.UG.FTS.B , 28 .98% , 11/09/29 . 5 5
991034495.UG.FTS.B , 28 .98% , 11/09/29 . 7 7
991036245.UG.FTS.B , 28 .98% , 11/09/29 . 4 4
991044613.UG.FTS.B , 28 .98% , 11/09/29 . 24 24
991047937.UG.FTS.B , 28 .98% , 11/09/29 . 23 23
991049893.UG.FTS.B , 28 .98% , 11/09/29 . 7 7
991052684.UG.FTS.B , 28 .98% , 11/09/29 . 6 6
991053400.UG.FTS.B , 28 .98% , 11/09/29 . 187 34
991059607.UG.FTS.B , 28 .98% , 11/09/29 . 8 8
991062449.UG.FTS.B , 28 .98% , 11/09/29 . 7 7
991071859.UG.FTS.B , 28 .98% , 11/09/29 . 11 11
991076272.UG.FTS.B , 28 .98% , 11/09/29 . 18 18
991080796.UG.FTS.B , 28 .98% , 11/09/29 . 19 19
991085565.UG.FTS.B , 28 .98% , 11/09/29 . 6 6
991087454.UG.FTS.B , 28 .98% , 11/09/29 . 9 9
991120675.UG.FTS.B , 28 .98% , 11/09/29 . 12 12
991144617.UG.FTS.B , 28 .98% , 11/09/29 . 2 2
991149570.UG.FTS.B , 28 .98% , 11/09/29 . 24 24
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991167851.UG.FTS.B , 28 .98% , 11/09/29 . $ 17 $ 10
991171156.UG.FTS.B , 28 .98% , 11/09/29 .. 8 4
991175878.UG.FTS.B , 28 .98% , 11/09/29 . 3 3
991182117.UG.FTS.B , 28 .98% , 11/09/29 .. 4 4
991197445.UG.FTS.B , 28 .98% , 11/09/29 . 645 –
991214495.UG.FTS.B , 28 .98% , 11/09/29 . 7 7
991024882.UG.FTS.B , 29 .49% , 11/09/29 . 11 11
991026021.UG.FTS.B , 29 .49% , 11/09/29 . 31 31
991026664.UG.FTS.B , 29 .49% , 11/09/29 . 15 15
991029636.UG.FTS.B , 29 .49% , 11/09/29 . 171 24
991030862.UG.FTS.B , 29 .49% , 11/09/29 . 297 1
991039519.UG.FTS.B , 29 .49% , 11/09/29 . 4 4
991039534.UG.FTS.B , 29 .49% , 11/09/29 . 26 26
991046828.UG.FTS.B , 29 .49% , 11/09/29 . 41 3
991051905.UG.FTS.B , 29 .49% , 11/09/29 . 11 11
991062394.UG.FTS.B , 29 .49% , 11/09/29 . 25 25
991062748.UG.FTS.B , 29 .49% , 11/09/29 . 15 15
991063512.UG.FTS.B , 29 .49% , 11/09/29 . 76 76
991069527.UG.FTS.B , 29 .49% , 11/09/29 . 12 12
991074770.UG.FTS.B , 29 .49% , 11/09/29 . 10 10
991081273.UG.FTS.B , 29 .49% , 11/09/29 . 7 7
991086224.UG.FTS.B , 29 .49% , 11/09/29 . 6 6
991087089.UG.FTS.B , 29 .49% , 11/09/29 . 25 25
991092922.UG.FTS.B , 29 .49% , 11/09/29 . 8 8
991097673.UG.FTS.B , 29 .49% , 11/09/29 . 28 2
991102456.UG.FTS.B , 29 .49% , 11/09/29 . 37 38
991105795.UG.FTS.B , 29 .49% , 11/09/29 . 138 20
991120336.UG.FTS.B , 29 .49% , 11/09/29 . 86 6
991152299.UG.FTS.B , 29 .49% , 11/09/29 . 14 5
991161751.UG.FTS.B , 29 .49% , 11/09/29 . 10 10
991192289.UG.FTS.B , 29 .49% , 11/09/29 . 1 1
991197313.UG.FTS.B , 29 .49% , 11/09/29 . 13 13
991036968.UG.FTS.B , 14 .97% , 11/10/29 . 179 179
991036334.UG.FTS.B , 14 .98% , 11/10/29 . 6 6
991043719.UG.FTS.B , 14 .98% , 11/10/29 . 39 39
991049725.UG.FTS.B , 15 .97% , 11/10/29 . 20 20
991042437.UG.FTS.B , 15 .99% , 11/10/29 . 157 157
991130973.UG.FTS.B , 15 .99% , 11/10/29 . 173 173
991035103.UG.FTS.B , 16 .99% , 11/10/29 . 32 32
991039148.UG.FTS.B , 17 .97% , 11/10/29 . 604 316
991041313.UG.FTS.B , 17 .97% , 11/10/29 . 125 21
991034794.UG.FTS.B , 17 .99% , 11/10/29 . 10 10
991217835.UG.FTS.B , 17 .99% , 11/10/29 . 35 35
991038677.UG.FTS.B , 18 .21% , 11/10/29 . 202 203
991036429.UG.FTS.B , 18 .97% , 11/10/29 . 24 24
991038296.UG.FTS.B , 18 .97% , 11/10/29 . 9 9
991043248.UG.FTS.B , 18 .97% , 11/10/29 . 8 8
991043614.UG.FTS.B , 18 .97% , 11/10/29 . 30 30
991046047.UG.FTS.B , 18 .97% , 11/10/29 . 17 17
991135510.UG.FTS.B , 18 .97% , 11/10/29 . 85 5
991039912.UG.FTS.B , 19 .21% , 11/10/29 . 12 12
991055412.UG.FTS.B , 19 .21% , 11/10/29 . 106 106
991077162.UG.FTS.B , 19 .21% , 11/10/29 . 18 18
991039753.UG.FTS.B , 19 .8% , 11/10/29 .. 27 27
991196590.UG.FTS.B , 19 .8% , 11/10/29 .. 11 11
991040953.UG.FTS.B , 20 .46% , 11/10/29 . 42 42
991042127.UG.FTS.B , 20 .46% , 11/10/29 . 57 57
991085590.UG.FTS.B , 20 .46% , 11/10/29 . 28 28

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991094480.UG.FTS.B , 20 .46% , 11/10/29 . $ 14 $ 14
991129109.UG.FTS.B , 20 .46% , 11/10/29 . 17 17
991163006.UG.FTS.B , 20 .46% , 11/10/29 . 119 8
991234666.UG.FTS.B , 20 .46% , 11/10/29 . 4 4
991032939.UG.FTS.B , 20 .97% , 11/10/29 . 114 –
991039115.UG.FTS.B , 20 .97% , 11/10/29 . 66 66
991106317.UG.FTS.B , 20 .97% , 11/10/29 . 22 22
991047526.UG.FTS.B , 21 .46% , 11/10/29 . 32 32
991130390.UG.FTS.B , 21 .46% , 11/10/29 . 3 3
991167965.UG.FTS.B , 21 .46% , 11/10/29 . 71 71
991046804.UG.FTS.B , 21 .98% , 11/10/29 . 42 42
991121938.UG.FTS.B , 21 .98% , 11/10/29 . 14 14
991131569.UG.FTS.B , 21 .98% , 11/10/29 . 1 1
991224208.UG.FTS.B , 21 .98% , 11/10/29 . 13 13
991222051.UG.FTS.B , 22 .97% , 11/10/29 . 10 10
991149520.UG.FTS.B , 25 .95% , 11/10/29 . 39 39
991183694.UG.FTS.B , 25 .95% , 11/10/29 . 3 3
991059570.UG.FTS.B , 26 .94% , 11/10/29 . 12 12
991054425.UG.FTS.B , 18 .97% , 11/11/29 . 9 9
991092009.UG.FTS.B , 18 .97% , 11/11/29 . 249 15
991119492.UG.FTS.B , 18 .97% , 11/11/29 .. 90 90
991053667.UG.FTS.B , 19 .21% , 11/11/29 . 55 55
991051776.UG.FTS.B , 19 .8% , 11/11/29 .. 10 10
991070292.UG.FTS.B , 19 .8% , 11/11/29 .. 34 34
991239015.UG.FTS.B , 19 .8% , 11/11/29 .. 5 5
991094103.UG.FTS.B , 21 .46% , 11/11/29 . 38 38
991043243.UG.FTS.B , 21 .98% , 11/11/29 . 4 4
991078122.UG.FTS.B , 21 .98% , 11/11/29 . 47 47
991084697.UG.FTS.B , 22 .97% , 11/11/29 . 34 34
991120433.UG.FTS.B , 25 .95% , 11/11/29 .. 39 39
991176572.UG.FTS.B , 25 .95% , 11/11/29 .. 33 33
991060835.UG.FTS.B , 18 .97% , 11/12/29 . 60 4
991230067.UG.FTS.B , 19 .21% , 11/12/29 . 7 7
991186061.UG.FTS.B , 19 .8% , 11/12/29 .. 6 6
991176027.UG.FTS.B , 20 .46% , 11/12/29 . 8 –
991177227.UG.FTS.B , 20 .46% , 11/12/29 . 6 6
991194498.UG.FTS.B , 20 .46% , 11/12/29 . 3 –
991068021.UG.FTS.B , 20 .97% , 11/12/29 . 3 3
991133151.UG.FTS.B , 20 .97% , 11/12/29 . 31 31
991084216.UG.FTS.B , 21 .98% , 11/12/29 . 40 40
991184091.UG.FTS.B , 22 .97% , 11/12/29 . 40 23
991224639.UG.FTS.B , 22 .97% , 11/12/29 . 15 15
991062678.UG.FTS.B , 18 .97% , 11/13/29 . 5 5
991146941.UG.FTS.B , 18 .97% , 11/13/29 . 6 6
991226714.UG.FTS.B , 18 .97% , 11/13/29 . 41 41
991062012.UG.FTS.B , 19 .21% , 11/13/29 . 5 5
991116196.UG.FTS.B , 19 .21% , 11/13/29 .. 44 45
991148899.UG.FTS.B , 19 .21% , 11/13/29 . 1 1
991159422.UG.FTS.B , 19 .21% , 11/13/29 . 5 5
991060645.UG.FTS.B , 19 .8% , 11/13/29 .. 28 27
991067501.UG.FTS.B , 20 .46% , 11/13/29 . 6 6
991121275.UG.FTS.B , 20 .46% , 11/13/29 . 221 222
991060260.UG.FTS.B , 20 .97% , 11/13/29 . 37 37
991058892.UG.FTS.B , 21 .46% , 11/13/29 . 40 40
991059119.UG.FTS.B , 21 .46% , 11/13/29 . 9 1
991092471.UG.FTS.B , 21 .46% , 11/13/29 . 11 11
991099369.UG.FTS.B , 21 .46% , 11/13/29 . 10 10
991218740.UG.FTS.B , 21 .46% , 11/13/29 . 8 8
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991082558.UG.FTS.B , 21 .98% , 11/13/29 . $ 14 $ 14
991112513.UG.FTS.B , 22 .97% , 11/13/29 .. 18 18
991218382.UG.FTS.B , 22 .97% , 11/13/29 . 9 9
991118927.UG.FTS.B , 23 .95% , 11/13/29 .. 29 16
991165568.UG.FTS.B , 19 .8% , 11/14/29 .. 7 7
991060668.UG.FTS.B , 19 .99% , 11/14/29 . 30 30
991077083.UG.FTS.B , 19 .99% , 11/14/29 . 7 7
991075585.UG.FTS.B , 22 .97% , 11/14/29 . 14 14
991061800.UG.FTS.B , 28 .98% , 11/14/29 . 6 6
991093834.UG.FTS.B , 28 .98% , 11/14/29 . 9 9
991130100.UG.FTS.B , 28 .98% , 11/14/29 . 36 36
991132906.UG.FTS.B , 28 .98% , 11/14/29 . 5 5
991183042.UG.FTS.B , 28 .98% , 11/14/29 . 61 4
991061934.UG.FTS.B , 29 .49% , 11/14/29 . 34 34
991137323.UG.FTS.B , 29 .49% , 11/14/29 . 45 45
991182164.UG.FTS.B , 29 .49% , 11/14/29 . 14 14
991213983.UG.FTS.B , 29 .49% , 11/14/29 . 8 8
991245774.UG.FTS.B , 29 .49% , 11/14/29 . 15 15
991076389.UG.FTS.B , 19 .21% , 11/15/29 . 20 20
991183019.UG.FTS.B , 19 .8% , 11/15/29 .. 605 40
991275120.UG.FTS.B , 19 .99% , 11/15/29 . 6 6
991102607.UG.FTS.B , 21 .98% , 11/15/29 . 65 65
991090075.UG.FTS.B , 22 .95% , 11/15/29 . 4 4
991070550.UG.FTS.B , 28 .98% , 11/15/29 . 28 28
991082307.UG.FTS.B , 28 .98% , 11/15/29 . 6 6
991104333.UG.FTS.B , 28 .98% , 11/15/29 . 10 10
991120282.UG.FTS.B , 28 .98% , 11/15/29 . 115 8
991138661.UG.FTS.B , 28 .98% , 11/15/29 . 9 9
991147163.UG.FTS.B , 28 .98% , 11/15/29 . 2 2
991064475.UG.FTS.B , 29 .49% , 11/15/29 . 65 11
991064822.UG.FTS.B , 29 .49% , 11/15/29 . 6 6
991064865.UG.FTS.B , 29 .49% , 11/15/29 . 7 7
991070165.UG.FTS.B , 29 .49% , 11/15/29 . 15 15
991081268.UG.FTS.B , 29 .49% , 11/15/29 . 7 7
991083068.UG.FTS.B , 29 .49% , 11/15/29 . 12 12
991090724.UG.FTS.B , 29 .49% , 11/15/29 . 79 79
991097714.UG.FTS.B , 29 .49% , 11/15/29 . 7 7
991125316.UG.FTS.B , 29 .49% , 11/15/29 . 295 –
991155141.UG.FTS.B , 29 .49% , 11/15/29 . 12 12
991076070.UG.FTS.B , 19 .21% , 11/16/29 . 25 25
991231361.UG.FTS.B , 19 .8% , 11/16/29 .. 6 6
991068853.UG.FTS.B , 19 .99% , 11/16/29 . 4 4
991099861.UG.FTS.B , 20 .97% , 11/16/29 . 13 14
991187853.UG.FTS.B , 20 .97% , 11/16/29 . 8 8
991076711.UG.FTS.B , 21 .46% , 11/16/29 . 30 30
991148797.UG.FTS.B , 21 .46% , 11/16/29 . 134 –
991070331.UG.FTS.B , 28 .98% , 11/16/29 . 3 3
991097338.UG.FTS.B , 28 .98% , 11/16/29 . 3 3
991115818.UG.FTS.B , 28 .98% , 11/16/29 .. 3 3
991117034.UG.FTS.B , 28 .98% , 11/16/29 .. 29 30
991233679.UG.FTS.B , 28 .98% , 11/16/29 . 39 40
991256863.UG.FTS.B , 28 .98% , 11/16/29 . 5 5
991259091.UG.FTS.B , 28 .98% , 11/16/29 . 14 14
991070037.UG.FTS.B , 29 .49% , 11/16/29 . 3 3
991079864.UG.FTS.B , 29 .49% , 11/16/29 . 8 8
991083550.UG.FTS.B , 29 .49% , 11/16/29 . 18 18
991086378.UG.FTS.B , 29 .49% , 11/16/29 . 6 6
991123315.UG.FTS.B , 29 .49% , 11/16/29 . 14 14

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991123768.UG.FTS.B , 29 .49% , 11/16/29 . $ 13 $ 13
991149128.UG.FTS.B , 29 .49% , 11/16/29 . 84 –
991175491.UG.FTS.B , 29 .49% , 11/16/29 . 3 3
991250623.UG.FTS.B , 29 .49% , 11/16/29 . 7 7
991253050.UG.FTS.B , 29 .49% , 11/16/29 . 59 60
991261895.UG.FTS.B , 29 .49% , 11/16/29 . 4 4
991286648.UG.FTS.B , 29 .49% , 11/16/29 . 34 2
991126405.UG.FTS.B , 18 .97% , 11/17/29 . 21 21
991224732.UG.FTS.B , 18 .97% , 11/17/29 . 64 64
991081336.UG.FTS.B , 19 .8% , 11/17/29 .. 14 14
991098979.UG.FTS.B , 19 .8% , 11/17/29 .. 25 25
991130913.UG.FTS.B , 19 .8% , 11/17/29 .. 28 28
991266414.UG.FTS.B , 19 .8% , 11/17/29 .. 19 19
991081249.UG.FTS.B , 19 .99% , 11/17/29 . 3 3
991087313.UG.FTS.B , 19 .99% , 11/17/29 . 86 86
991132221.UG.FTS.B , 19 .99% , 11/17/29 . 58 58
991141300.UG.FTS.B , 19 .99% , 11/17/29 . 12 12
991188678.UG.FTS.B , 19 .99% , 11/17/29 . 16 16
991085469.UG.FTS.B , 20 .46% , 11/17/29 . 442 446
991087156.UG.FTS.B , 20 .97% , 11/17/29 . 63 64
991183459.UG.FTS.B , 20 .97% , 11/17/29 . 35 35
991078051.UG.FTS.B , 21 .98% , 11/17/29 . 16 16
991129402.UG.FTS.B , 21 .98% , 11/17/29 . 24 24
991079026.UG.FTS.B , 22 .97% , 11/17/29 . 50 50
991236066.UG.FTS.B , 22 .97% , 11/17/29 . 8 8
991078717.UG.FTS.B , 28 .98% , 11/17/29 . 7 7
991079074.UG.FTS.B , 28 .98% , 11/17/29 . 12 12
991080093.UG.FTS.B , 28 .98% , 11/17/29 . 6 6
991082502.UG.FTS.B , 28 .98% , 11/17/29 . 8 8
991086365.UG.FTS.B , 28 .98% , 11/17/29 . 4 4
991087646.UG.FTS.B , 28 .98% , 11/17/29 . 6 6
991089448.UG.FTS.B , 28 .98% , 11/17/29 . 13 13
991093210.UG.FTS.B , 28 .98% , 11/17/29 . 17 17
991097893.UG.FTS.B , 28 .98% , 11/17/29 . 14 14
991101044.UG.FTS.B , 28 .98% , 11/17/29 . 13 13
991102831.UG.FTS.B , 28 .98% , 11/17/29 . 12 12
991103262.UG.FTS.B , 28 .98% , 11/17/29 . 11 11
991103976.UG.FTS.B , 28 .98% , 11/17/29 . 39 39
991104468.UG.FTS.B , 28 .98% , 11/17/29 . 177 177
991107864.UG.FTS.B , 28 .98% , 11/17/29 . 9 9
991110570.UG.FTS.B , 28 .98% , 11/17/29 .. 18 3
991113372.UG.FTS.B , 28 .98% , 11/17/29 .. 21 21
991114496.UG.FTS.B , 28 .98% , 11/17/29 .. 7 7
991114522.UG.FTS.B , 28 .98% , 11/17/29 .. 17 17
991117632.UG.FTS.B , 28 .98% , 11/17/29 .. 19 19
991122095.UG.FTS.B , 28 .98% , 11/17/29 . 12 12
991124198.UG.FTS.B , 28 .98% , 11/17/29 . 23 23
991125441.UG.FTS.B , 28 .98% , 11/17/29 . 35 35
991127107.UG.FTS.B , 28 .98% , 11/17/29 . 11 11
991134220.UG.FTS.B , 28 .98% , 11/17/29 . 8 8
991144190.UG.FTS.B , 28 .98% , 11/17/29 . 24 24
991144684.UG.FTS.B , 28 .98% , 11/17/29 . 19 19
991148491.UG.FTS.B , 28 .98% , 11/17/29 . 33 33
991150543.UG.FTS.B , 28 .98% , 11/17/29 . 22 22
991164721.UG.FTS.B , 28 .98% , 11/17/29 . 3 3
991180832.UG.FTS.B , 28 .98% , 11/17/29 . 4 4
991200084.UG.FTS.B , 28 .98% , 11/17/29 . 7 7
991218732.UG.FTS.B , 28 .98% , 11/17/29 . 7 7
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991222252.UG.FTS.B , 28 .98% , 11/17/29 . $ 1 $ 1
991224492.UG.FTS.B , 28 .98% , 11/17/29 . 61 61
991260584.UG.FTS.B , 28 .98% , 11/17/29 . 117 24
991267970.UG.FTS.B , 28 .98% , 11/17/29 . 24 25
991269614.UG.FTS.B , 28 .98% , 11/17/29 . 21 22
991272220.UG.FTS.B , 28 .98% , 11/17/29 . 11 11
991274553.UG.FTS.B , 28 .98% , 11/17/29 . 6 6
991285040.UG.FTS.B , 28 .98% , 11/17/29 . 5 6
991285978.UG.FTS.B , 28 .98% , 11/17/29 . 17 17
991291090.UG.FTS.B , 28 .98% , 11/17/29 . 8 8
991079459.UG.FTS.B , 29 .49% , 11/17/29 . 28 28
991079567.UG.FTS.B , 29 .49% , 11/17/29 . 32 33
991083975.UG.FTS.B , 29 .49% , 11/17/29 . 4 4
991088510.UG.FTS.B , 29 .49% , 11/17/29 . 12 12
991091799.UG.FTS.B , 29 .49% , 11/17/29 . 2 2
991096428.UG.FTS.B , 29 .49% , 11/17/29 . 17 17
991098909.UG.FTS.B , 29 .49% , 11/17/29 . 130 24
991100113.UG.FTS.B , 29 .49% , 11/17/29 .. 5 5
991103770.UG.FTS.B , 29 .49% , 11/17/29 . 5 5
991103901.UG.FTS.B , 29 .49% , 11/17/29 . 22 22
991104178.UG.FTS.B , 29 .49% , 11/17/29 . 64 65
991104280.UG.FTS.B , 29 .49% , 11/17/29 . 38 39
991104410.UG.FTS.B , 29 .49% , 11/17/29 . 35 36
991106684.UG.FTS.B , 29 .49% , 11/17/29 . 11 11
991109457.UG.FTS.B , 29 .49% , 11/17/29 . 12 12
991111418.UG.FTS.B , 29 .49% , 11/17/29 .. 31 31
991114314.UG.FTS.B , 29 .49% , 11/17/29 .. 11 11
991114749.UG.FTS.B , 29 .49% , 11/17/29 .. 19 20
991125628.UG.FTS.B , 29 .49% , 11/17/29 . 24 24
991138434.UG.FTS.B , 29 .49% , 11/17/29 . 12 12
991139453.UG.FTS.B , 29 .49% , 11/17/29 . 33 34
991146154.UG.FTS.B , 29 .49% , 11/17/29 . 20 20
991149232.UG.FTS.B , 29 .49% , 11/17/29 . 112 7
991153991.UG.FTS.B , 29 .49% , 11/17/29 . 5 5
991154641.UG.FTS.B , 29 .49% , 11/17/29 . 17 17
991156120.UG.FTS.B , 29 .49% , 11/17/29 . 5 5
991157117.UG.FTS.B , 29 .49% , 11/17/29 .. 12 12
991167820.UG.FTS.B , 29 .49% , 11/17/29 . 9 9
991176843.UG.FTS.B , 29 .49% , 11/17/29 . 78 78
991182291.UG.FTS.B , 29 .49% , 11/17/29 . 24 24
991186425.UG.FTS.B , 29 .49% , 11/17/29 . 8 8
991188709.UG.FTS.B , 29 .49% , 11/17/29 . 5 5
991229419.UG.FTS.B , 29 .49% , 11/17/29 . 26 26
991242783.UG.FTS.B , 29 .49% , 11/17/29 . 19 19
991259761.UG.FTS.B , 29 .49% , 11/17/29 . 10 10
991261749.UG.FTS.B , 29 .49% , 11/17/29 . 8 8
991267836.UG.FTS.B , 29 .49% , 11/17/29 . 9 9
991268203.UG.FTS.B , 29 .49% , 11/17/29 . 18 18
991268346.UG.FTS.B , 29 .49% , 11/17/29 . 2 2
991278085.UG.FTS.B , 29 .49% , 11/17/29 . 25 25
991086006.UG.FTS.B , 18 .97% , 11/18/29 . 35 35
991131248.UG.FTS.B , 18 .97% , 11/18/29 . 5 5
991204096.UG.FTS.B , 19 .8% , 11/18/29 .. 8 8
991204791.UG.FTS.B , 19 .8% , 11/18/29 .. 6 6
991267411.UG.FTS.B , 19 .8% , 11/18/29 .. 10 10
991108309.UG.FTS.B , 19 .99% , 11/18/29 . 68 5
991108487.UG.FTS.B , 19 .99% , 11/18/29 . 29 30
991112938.UG.FTS.B , 19 .99% , 11/18/29 .. 5 6

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991171504.UG.FTS.B , 19 .99% , 11/18/29 . $ 18 $ 18
991188505.UG.FTS.B , 19 .99% , 11/18/29 . 16 16
991263955.UG.FTS.B , 19 .99% , 11/18/29 . 29 2
991084611.UG.FTS.B , 20 .46% , 11/18/29 . 41 41
991085501.UG.FTS.B , 20 .46% , 11/18/29 . 29 29
991100911.UG.FTS.B , 20 .46% , 11/18/29 .. 16 16
991102814.UG.FTS.B , 20 .46% , 11/18/29 . 42 3
991125492.UG.FTS.B , 20 .46% , 11/18/29 . 9 9
991160910.UG.FTS.B , 20 .46% , 11/18/29 . 5 5
991086619.UG.FTS.B , 20 .97% , 11/18/29 . 152 152
991085535.UG.FTS.B , 21 .46% , 11/18/29 . 7 7
991133819.UG.FTS.B , 21 .46% , 11/18/29 . 4 4
991215411.UG.FTS.B , 21 .46% , 11/18/29 . 20 20
991173310.UG.FTS.B , 22 .97% , 11/18/29 . 2 2
991151893.UG.FTS.B , 23 .95% , 11/18/29 . 182 185
991089655.UG.FTS.B , 25 .94% , 11/18/29 . 8 8
991128669.UG.FTS.B , 26 .94% , 11/18/29 . 2 2
991099607.UG.FTS.B , 28 .98% , 11/18/29 . 16 16
991100214.UG.FTS.B , 28 .98% , 11/18/29 . 10 10
991107307.UG.FTS.B , 28 .98% , 11/18/29 . 12 12
991122709.UG.FTS.B , 28 .98% , 11/18/29 . 8 8
991122834.UG.FTS.B , 28 .98% , 11/18/29 . 7 7
991130160.UG.FTS.B , 28 .98% , 11/18/29 . 4 4
991133560.UG.FTS.B , 28 .98% , 11/18/29 . 6 6
991136884.UG.FTS.B , 28 .98% , 11/18/29 . 11 11
991139188.UG.FTS.B , 28 .98% , 11/18/29 . 159 160
991140250.UG.FTS.B , 28 .98% , 11/18/29 . 11 11
991145878.UG.FTS.B , 28 .98% , 11/18/29 . 42 43
991179992.UG.FTS.B , 28 .98% , 11/18/29 . 28 2
991187570.UG.FTS.B , 28 .98% , 11/18/29 . 49 –
991190395.UG.FTS.B , 28 .98% , 11/18/29 . 1 1
991194988.UG.FTS.B , 28 .98% , 11/18/29 . 26 26
991226698.UG.FTS.B , 28 .98% , 11/18/29 . 9 9
991232543.UG.FTS.B , 28 .98% , 11/18/29 . 11 11
991267705.UG.FTS.B , 28 .98% , 11/18/29 . 12 12
991268970.UG.FTS.B , 28 .98% , 11/18/29 . 33 33
991272832.UG.FTS.B , 28 .98% , 11/18/29 . 19 19
991098513.UG.FTS.B , 29 .49% , 11/18/29 . 1 1
991099356.UG.FTS.B , 29 .49% , 11/18/29 . 1 1
991110617.UG.FTS.B , 29 .49% , 11/18/29 .. 7 8
991112071.UG.FTS.B , 29 .49% , 11/18/29 .. 14 14
991112167.UG.FTS.B , 29 .49% , 11/18/29 .. 4 4
991113693.UG.FTS.B , 29 .49% , 11/18/29 .. 4 4
991117048.UG.FTS.B , 29 .49% , 11/18/29 .. 5 5
991117581.UG.FTS.B , 29 .49% , 11/18/29 .. 24 24
991125322.UG.FTS.B , 29 .49% , 11/18/29 . 26 5
991133485.UG.FTS.B , 29 .49% , 11/18/29 . 13 13
991142389.UG.FTS.B , 29 .49% , 11/18/29 . 49 49
991145294.UG.FTS.B , 29 .49% , 11/18/29 . 21 –
991165138.UG.FTS.B , 29 .49% , 11/18/29 . 9 9
991167362.UG.FTS.B , 29 .49% , 11/18/29 . 25 25
991169205.UG.FTS.B , 29 .49% , 11/18/29 . 124 125
991213653.UG.FTS.B , 29 .49% , 11/18/29 . 22 22
991215595.UG.FTS.B , 29 .49% , 11/18/29 . 25 25
991233863.UG.FTS.B , 29 .49% , 11/18/29 . 110 111
991247212.UG.FTS.B , 29 .49% , 11/18/29 . 12 12
991267259.UG.FTS.B , 29 .49% , 11/18/29 . 7 7
991267709.UG.FTS.B , 29 .49% , 11/18/29 . 12 12
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991297615.UG.FTS.B , 29 .49% , 11/18/29 . $ 22 $ 1
991093963.UG.FTS.B , 18 .97% , 11/19/29 . 135 136
991110283.UG.FTS.B , 19 .99% , 11/19/29 .. 6 6
991129682.UG.FTS.B , 19 .99% , 11/19/29 . 14 14
991091686.UG.FTS.B , 20 .97% , 11/19/29 . 9 9
991109801.UG.FTS.B , 21 .46% , 11/19/29 . 27 27
991109825.UG.FTS.B , 21 .98% , 11/19/29 . 8 8
991114413.UG.FTS.B , 21 .98% , 11/19/29 .. 15 15
991207630.UG.FTS.B , 21 .98% , 11/19/29 . 12 12
991104066.UG.FTS.B , 23 .95% , 11/19/29 . 19 19
991091300.UG.FTS.B , 26 .94% , 11/19/29 . 4 4
991128509.UG.FTS.B , 27 .99% , 11/19/29 . 6 6
991101503.UG.FTS.B , 28 .98% , 11/19/29 . 35 35
991103359.UG.FTS.B , 28 .98% , 11/19/29 . 50 50
991103415.UG.FTS.B , 28 .98% , 11/19/29 . 3 3
991103505.UG.FTS.B , 28 .98% , 11/19/29 . 5 5
991106632.UG.FTS.B , 28 .98% , 11/19/29 . 16 17
991107910.UG.FTS.B , 28 .98% , 11/19/29 . 22 1
991112673.UG.FTS.B , 28 .98% , 11/19/29 .. 6 6
991122560.UG.FTS.B , 28 .98% , 11/19/29 . 6 6
991129275.UG.FTS.B , 28 .98% , 11/19/29 . 29 29
991140811.UG.FTS.B , 28 .98% , 11/19/29 .. 3 3
991169889.UG.FTS.B , 28 .98% , 11/19/29 . 27 27
991174647.UG.FTS.B , 28 .98% , 11/19/29 . 13 13
991178506.UG.FTS.B , 28 .98% , 11/19/29 . 14 14
991181062.UG.FTS.B , 28 .98% , 11/19/29 . 46 47
991185383.UG.FTS.B , 28 .98% , 11/19/29 . 34 34
991194541.UG.FTS.B , 28 .98% , 11/19/29 . 8 8
991204271.UG.FTS.B , 28 .98% , 11/19/29 . 5 5
991205445.UG.FTS.B , 28 .98% , 11/19/29 . 18 18
991212789.UG.FTS.B , 28 .98% , 11/19/29 . 6 6
991218149.UG.FTS.B , 28 .98% , 11/19/29 . 82 82
991225496.UG.FTS.B , 28 .98% , 11/19/29 . 1 1
991243049.UG.FTS.B , 28 .98% , 11/19/29 . 1 1
991257871.UG.FTS.B , 28 .98% , 11/19/29 . 4 4
991263992.UG.FTS.B , 28 .98% , 11/19/29 . 27 27
991264140.UG.FTS.B , 28 .98% , 11/19/29 . 25 25
991297865.UG.FTS.B , 28 .98% , 11/19/29 . 7 7
991098822.UG.FTS.B , 29 .49% , 11/19/29 . 9 9
991099891.UG.FTS.B , 29 .49% , 11/19/29 . 10 10
991100418.UG.FTS.B , 29 .49% , 11/19/29 . 14 14
991107906.UG.FTS.B , 29 .49% , 11/19/29 . 47 47
991112882.UG.FTS.B , 29 .49% , 11/19/29 .. 42 42
991123851.UG.FTS.B , 29 .49% , 11/19/29 . 24 24
991124929.UG.FTS.B , 29 .49% , 11/19/29 . 2 2
991130355.UG.FTS.B , 29 .49% , 11/19/29 . 31 31
991131801.UG.FTS.B , 29 .49% , 11/19/29 . 5 5
991132792.UG.FTS.B , 29 .49% , 11/19/29 . 6 6
991133364.UG.FTS.B , 29 .49% , 11/19/29 . 1 1
991139966.UG.FTS.B , 29 .49% , 11/19/29 . 4 4
991155328.UG.FTS.B , 29 .49% , 11/19/29 . 11 11
991157022.UG.FTS.B , 29 .49% , 11/19/29 . 39 39
991173134.UG.FTS.B , 29 .49% , 11/19/29 . 1 1
991187695.UG.FTS.B , 29 .49% , 11/19/29 . 12 12
991197725.UG.FTS.B , 29 .49% , 11/19/29 . 94 95
991206897.UG.FTS.B , 29 .49% , 11/19/29 . 4 4
991243146.UG.FTS.B , 29 .49% , 11/19/29 . 83 83
991248040.UG.FTS.B , 29 .49% , 11/19/29 . 15 15

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991259033.UG.FTS.B , 29 .49% , 11/19/29 . $ 17 $ 17
991263744.UG.FTS.B , 29 .49% , 11/19/29 . 20 20
991269668.UG.FTS.B , 29 .49% , 11/19/29 . 68 5
991273052.UG.FTS.B , 29 .49% , 11/19/29 . 20 –
991275188.UG.FTS.B , 29 .49% , 11/19/29 . 20 21
991122742.UG.FTS.B , 18 .97% , 11/20/29 . 9 9
991118023.UG.FTS.B , 19 .21% , 11/20/29 .. 4 4
991119286.UG.FTS.B , 19 .21% , 11/20/29 .. 20 20
991199042.UG.FTS.B , 19 .21% , 11/20/29 . 28 28
991121665.UG.FTS.B , 19 .99% , 11/20/29 . 4 4
991132324.UG.FTS.B , 19 .99% , 11/20/29 . 4 4
991204119.UG.FTS.B , 20 .46% , 11/20/29 . 1 1
991213596.UG.FTS.B , 20 .46% , 11/20/29 . 396 67
991264755.UG.FTS.B , 20 .46% , 11/20/29 . 7 7
991118422.UG.FTS.B , 21 .46% , 11/20/29 .. 93 94
991131049.UG.FTS.B , 21 .46% , 11/20/29 . 8 8
991099821.UG.FTS.B , 21 .98% , 11/20/29 . 30 5
991104265.UG.FTS.B , 27 .99% , 11/20/29 . 532 542
991115779.UG.FTS.B , 27 .99% , 11/20/29 .. 208 210
991102964.UG.FTS.B , 28 .98% , 11/20/29 . 4 4
991103009.UG.FTS.B , 28 .98% , 11/20/29 . 9 9
991104196.UG.FTS.B , 28 .98% , 11/20/29 . 12 13
991105023.UG.FTS.B , 28 .98% , 11/20/29 . 186 188
991105794.UG.FTS.B , 28 .98% , 11/20/29 . 80 80
991106035.UG.FTS.B , 28 .98% , 11/20/29 . 6 6
991107556.UG.FTS.B , 28 .98% , 11/20/29 . 43 43
991107921.UG.FTS.B , 28 .98% , 11/20/29 . 23 23
991116602.UG.FTS.B , 28 .98% , 11/20/29 .. 22 22
991116973.UG.FTS.B , 28 .98% , 11/20/29 .. 8 8
991122119.UG.FTS.B , 28 .98% , 11/20/29 .. 5 5
991123827.UG.FTS.B , 28 .98% , 11/20/29 . 44 44
991127224.UG.FTS.B , 28 .98% , 11/20/29 . 39 39
991127588.UG.FTS.B , 28 .98% , 11/20/29 . 6 6
991131367.UG.FTS.B , 28 .98% , 11/20/29 . 21 21
991131812.UG.FTS.B , 28 .98% , 11/20/29 . 57 4
991137246.UG.FTS.B , 28 .98% , 11/20/29 . 16 16
991139408.UG.FTS.B , 28 .98% , 11/20/29 . 4 4
991143933.UG.FTS.B , 28 .98% , 11/20/29 . 21 21
991149223.UG.FTS.B , 28 .98% , 11/20/29 . 2 2
991153364.UG.FTS.B , 28 .98% , 11/20/29 . 13 13
991156074.UG.FTS.B , 28 .98% , 11/20/29 . 4 4
991156523.UG.FTS.B , 28 .98% , 11/20/29 . 4 4
991159179.UG.FTS.B , 28 .98% , 11/20/29 . 22 22
991161581.UG.FTS.B , 28 .98% , 11/20/29 . 21 21
991163227.UG.FTS.B , 28 .98% , 11/20/29 . 23 23
991163764.UG.FTS.B , 28 .98% , 11/20/29 . 8 8
991173036.UG.FTS.B , 28 .98% , 11/20/29 . 4 4
991173716.UG.FTS.B , 28 .98% , 11/20/29 . 85 86
991180530.UG.FTS.B , 28 .98% , 11/20/29 . 13 13
991184113.UG.FTS.B , 28 .98% , 11/20/29 .. 73 73
991195764.UG.FTS.B , 28 .98% , 11/20/29 . 5 5
991197771.UG.FTS.B , 28 .98% , 11/20/29 . 9 9
991204158.UG.FTS.B , 28 .98% , 11/20/29 . 1 1
991223597.UG.FTS.B , 28 .98% , 11/20/29 . 19 19
991228922.UG.FTS.B , 28 .98% , 11/20/29 . 8 8
991234896.UG.FTS.B , 28 .98% , 11/20/29 . 27 27
991255263.UG.FTS.B , 28 .98% , 11/20/29 . 13 14
991299270.UG.FTS.B , 28 .98% , 11/20/29 . 38 38
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991304220.UG.FTS.B , 28 .98% , 11/20/29 . $ 6 $ 6
991304298.UG.FTS.B , 28 .98% , 11/20/29 . 18 18
991307686.UG.FTS.B , 28 .98% , 11/20/29 . 1 1
991100054.UG.FTS.B , 29 .49% , 11/20/29 . 18 18
991100376.UG.FTS.B , 29 .49% , 11/20/29 . 27 –
991101821.UG.FTS.B , 29 .49% , 11/20/29 . 8 8
991102587.UG.FTS.B , 29 .49% , 11/20/29 . 18 18
991102823.UG.FTS.B , 29 .49% , 11/20/29 . 21 4
991104396.UG.FTS.B , 29 .49% , 11/20/29 . 7 7
991105680.UG.FTS.B , 29 .49% , 11/20/29 . 4 4
991107152.UG.FTS.B , 29 .49% , 11/20/29 . 4 4
991107154.UG.FTS.B , 29 .49% , 11/20/29 . 5 5
991107318.UG.FTS.B , 29 .49% , 11/20/29 . 11 11
991108800.UG.FTS.B , 29 .49% , 11/20/29 . 9 10
991109990.UG.FTS.B , 29 .49% , 11/20/29 . 70 5
991112073.UG.FTS.B , 29 .49% , 11/20/29 .. 10 10
991112758.UG.FTS.B , 29 .49% , 11/20/29 .. 15 15
991113516.UG.FTS.B , 29 .49% , 11/20/29 .. 9 9
991116896.UG.FTS.B , 29 .49% , 11/20/29 .. 36 3
991119993.UG.FTS.B , 29 .49% , 11/20/29 .. 12 12
991124721.UG.FTS.B , 29 .49% , 11/20/29 . 3 3
991132446.UG.FTS.B , 29 .49% , 11/20/29 . 5 5
991138174.UG.FTS.B , 29 .49% , 11/20/29 . 12 12
991141918.UG.FTS.B , 29 .49% , 11/20/29 . 53 53
991144588.UG.FTS.B , 29 .49% , 11/20/29 . 15 15
991149855.UG.FTS.B , 29 .49% , 11/20/29 . 97 18
991155708.UG.FTS.B , 29 .49% , 11/20/29 . 16 16
991173886.UG.FTS.B , 29 .49% , 11/20/29 . 8 8
991182736.UG.FTS.B , 29 .49% , 11/20/29 . 4 4
991219101.UG.FTS.B , 29 .49% , 11/20/29 . 24 –
991255887.UG.FTS.B , 29 .49% , 11/20/29 . 17 17
991267717.UG.FTS.B , 29 .49% , 11/20/29 . 39 40
991290240.UG.FTS.B , 29 .49% , 11/20/29 . 54 4
991293465.UG.FTS.B , 29 .49% , 11/20/29 . 51 52
991302610.UG.FTS.B , 29 .49% , 11/20/29 . 26 27
991196638.UG.FTS.B , 14 .98% , 11/21/29 . 34 34
991229244.UG.FTS.B , 18 .97% , 11/21/29 . 54 54
991313399.UG.FTS.B , 19 .21% , 11/21/29 . 12 12
991108654.UG.FTS.B , 19 .99% , 11/21/29 . 6 6
991126600.UG.FTS.B , 19 .99% , 11/21/29 . 498 35
991126654.UG.FTS.B , 19 .99% , 11/21/29 . 8 8
991132671.UG.FTS.B , 19 .99% , 11/21/29 . 1 1
991244136.UG.FTS.B , 19 .99% , 11/21/29 . 16 16
991296137.UG.FTS.B , 19 .99% , 11/21/29 . 10 10
991300760.UG.FTS.B , 19 .99% , 11/21/29 . 7 7
991184027.UG.FTS.B , 20 .97% , 11/21/29 . 11 11
991113758.UG.FTS.B , 21 .46% , 11/21/29 .. 6 6
991125579.UG.FTS.B , 21 .46% , 11/21/29 . 32 32
991148866.UG.FTS.B , 21 .46% , 11/21/29 . 185 186
991155217.UG.FTS.B , 21 .46% , 11/21/29 . 1 1
991106966.UG.FTS.B , 21 .98% , 11/21/29 . 34 34
991191830.UG.FTS.B , 22 .95% , 11/21/29 . 38 38
991121850.UG.FTS.B , 26 .94% , 11/21/29 . 12 12
991109616.UG.FTS.B , 27 .99% , 11/21/29 . 68 68
991105483.UG.FTS.B , 28 .98% , 11/21/29 . 48 49
991105842.UG.FTS.B , 28 .98% , 11/21/29 . 14 14
991106233.UG.FTS.B , 28 .98% , 11/21/29 . 5 5
991108227.UG.FTS.B , 28 .98% , 11/21/29 . 32 32

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991108887.UG.FTS.B , 28 .98% , 11/21/29 . $ 7 $ 7
991110526.UG.FTS.B , 28 .98% , 11/21/29 .. 1 1
991110924.UG.FTS.B , 28 .98% , 11/21/29 .. 2 2
991115378.UG.FTS.B , 28 .98% , 11/21/29 .. 7 7
991117626.UG.FTS.B , 28 .98% , 11/21/29 .. 427 433
991121613.UG.FTS.B , 28 .98% , 11/21/29 . 7 7
991123355.UG.FTS.B , 28 .98% , 11/21/29 . 3 3
991131479.UG.FTS.B , 28 .98% , 11/21/29 . 13 13
991133989.UG.FTS.B , 28 .98% , 11/21/29 . 1 1
991139844.UG.FTS.B , 28 .98% , 11/21/29 . 21 21
991158618.UG.FTS.B , 28 .98% , 11/21/29 . 11 11
991169414.UG.FTS.B , 28 .98% , 11/21/29 . 3 3
991171491.UG.FTS.B , 28 .98% , 11/21/29 . 2 2
991187003.UG.FTS.B , 28 .98% , 11/21/29 . 47 47
991187197.UG.FTS.B , 28 .98% , 11/21/29 . 7 7
991216950.UG.FTS.B , 28 .98% , 11/21/29 . 19 19
991234421.UG.FTS.B , 28 .98% , 11/21/29 . 6 6
991239647.UG.FTS.B , 28 .98% , 11/21/29 . 16 3
991239983.UG.FTS.B , 28 .98% , 11/21/29 . 7 7
991245554.UG.FTS.B , 28 .98% , 11/21/29 . 21 21
991263923.UG.FTS.B , 28 .98% , 11/21/29 . 3 3
991264563.UG.FTS.B , 28 .98% , 11/21/29 . 23 23
991271407.UG.FTS.B , 28 .98% , 11/21/29 . 7 7
991282136.UG.FTS.B , 28 .98% , 11/21/29 . 24 24
991299505.UG.FTS.B , 28 .98% , 11/21/29 . 90 15
991105648.UG.FTS.B , 29 .49% , 11/21/29 . 1 1
991105654.UG.FTS.B , 29 .49% , 11/21/29 . 25 25
991106876.UG.FTS.B , 29 .49% , 11/21/29 . 5 5
991108326.UG.FTS.B , 29 .49% , 11/21/29 . 2 2
991110089.UG.FTS.B , 29 .49% , 11/21/29 .. 11 11
991112242.UG.FTS.B , 29 .49% , 11/21/29 .. 44 45
991113220.UG.FTS.B , 29 .49% , 11/21/29 .. 3 3
991113469.UG.FTS.B , 29 .49% , 11/21/29 .. 8 8
991116572.UG.FTS.B , 29 .49% , 11/21/29 .. 6 6
991117538.UG.FTS.B , 29 .49% , 11/21/29 .. 5 5
991125428.UG.FTS.B , 29 .49% , 11/21/29 . 2 2
991138608.UG.FTS.B , 29 .49% , 11/21/29 . 1 1
991141906.UG.FTS.B , 29 .49% , 11/21/29 . 22 22
991145858.UG.FTS.B , 29 .49% , 11/21/29 . 11 11
991146628.UG.FTS.B , 29 .49% , 11/21/29 . 7 7
991151065.UG.FTS.B , 29 .49% , 11/21/29 . 25 25
991165122.UG.FTS.B , 29 .49% , 11/21/29 . 95 95
991171535.UG.FTS.B , 29 .49% , 11/21/29 . 12 12
991175162.UG.FTS.B , 29 .49% , 11/21/29 . 29 30
991208929.UG.FTS.B , 29 .49% , 11/21/29 . 7 7
991211494.UG.FTS.B , 29 .49% , 11/21/29 . 36 36
991230430.UG.FTS.B , 29 .49% , 11/21/29 . 8 8
991244025.UG.FTS.B , 29 .49% , 11/21/29 . 27 –
991255614.UG.FTS.B , 29 .49% , 11/21/29 . 17 1
991267903.UG.FTS.B , 29 .49% , 11/21/29 . 24 24
991270894.UG.FTS.B , 29 .49% , 11/21/29 . 5 5
991280901.UG.FTS.B , 29 .49% , 11/21/29 . 25 25
991115361.UG.FTS.B , 19 .21% , 11/22/29 .. 22 22
991111330.UG.FTS.B , 19 .8% , 11/22/29 ... 39 39
991266535.UG.FTS.B , 19 .99% , 11/22/29 . 14 14
991323110.UG.FTS.B , 19 .99% , 11/22/29 . 31 31
991112640.UG.FTS.B , 21 .46% , 11/22/29 .. 11 12
991291326.UG.FTS.B , 21 .46% , 11/22/29 . 3 1
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991331734.UG.FTS.B , 21 .46% , 11/22/29 . $ 393 $ 27
991185001.UG.FTS.B , 21 .98% , 11/22/29 . 20 20
991110984.UG.FTS.B , 28 .98% , 11/22/29 .. 18 18
991114456.UG.FTS.B , 28 .98% , 11/22/29 .. 2 2
991115731.UG.FTS.B , 28 .98% , 11/22/29 .. 47 48
991116765.UG.FTS.B , 28 .98% , 11/22/29 .. 7 7
991132332.UG.FTS.B , 28 .98% , 11/22/29 . 605 41
991133108.UG.FTS.B , 28 .98% , 11/22/29 . 8 8
991136873.UG.FTS.B , 28 .98% , 11/22/29 . 4 4
991146950.UG.FTS.B , 28 .98% , 11/22/29 . 20 21
991159323.UG.FTS.B , 28 .98% , 11/22/29 . 20 20
991165417.UG.FTS.B , 28 .98% , 11/22/29 . 27 27
991193965.UG.FTS.B , 28 .98% , 11/22/29 . 8 8
991205194.UG.FTS.B , 28 .98% , 11/22/29 . 17 17
991211967.UG.FTS.B , 28 .98% , 11/22/29 . 164 29
991266274.UG.FTS.B , 28 .98% , 11/22/29 . 8 8
991270229.UG.FTS.B , 28 .98% , 11/22/29 . 5 5
991281993.UG.FTS.B , 28 .98% , 11/22/29 . 12 12
991306063.UG.FTS.B , 28 .98% , 11/22/29 . 16 16
991320497.UG.FTS.B , 28 .98% , 11/22/29 . 8 8
991321225.UG.FTS.B , 28 .98% , 11/22/29 . 20 20
991118786.UG.FTS.B , 29 .46% , 11/22/29 .. 70 71
991115007.UG.FTS.B , 29 .49% , 11/22/29 .. 33 33
991115666.UG.FTS.B , 29 .49% , 11/22/29 .. 8 8
991117158.UG.FTS.B , 29 .49% , 11/22/29 .. 137 9
991117180.UG.FTS.B , 29 .49% , 11/22/29 .. 5 5
991122863.UG.FTS.B , 29 .49% , 11/22/29 . 175 11
991124601.UG.FTS.B , 29 .49% , 11/22/29 . 8 8
991132841.UG.FTS.B , 29 .49% , 11/22/29 . 13 13
991133954.UG.FTS.B , 29 .49% , 11/22/29 . 49 50
991136294.UG.FTS.B , 29 .49% , 11/22/29 . 8 8
991136470.UG.FTS.B , 29 .49% , 11/22/29 . 6 6
991139572.UG.FTS.B , 29 .49% , 11/22/29 . 13 13
991140287.UG.FTS.B , 29 .49% , 11/22/29 . 7 7
991141971.UG.FTS.B , 29 .49% , 11/22/29 . 86 87
991142998.UG.FTS.B , 29 .49% , 11/22/29 . 9 9
991143703.UG.FTS.B , 29 .49% , 11/22/29 . 110 7
991156213.UG.FTS.B , 29 .49% , 11/22/29 . 11 11
991163344.UG.FTS.B , 29 .49% , 11/22/29 . 41 7
991164259.UG.FTS.B , 29 .49% , 11/22/29 . 7 7
991168963.UG.FTS.B , 29 .49% , 11/22/29 . 79 80
991176160.UG.FTS.B , 29 .49% , 11/22/29 . 41 41
991181375.UG.FTS.B , 29 .49% , 11/22/29 . 4 4
991222437.UG.FTS.B , 29 .49% , 11/22/29 . 18 19
991235136.UG.FTS.B , 29 .49% , 11/22/29 . 10 10
991268450.UG.FTS.B , 29 .49% , 11/22/29 . 11 11
991270507.UG.FTS.B , 29 .49% , 11/22/29 . 369 24
991281845.UG.FTS.B , 29 .49% , 11/22/29 . 20 –
991323531.UG.FTS.B , 29 .49% , 11/22/29 . 45 45
991114903.UG.FTS.B , 16 .99% , 11/23/29 .. 281 281
991117535.UG.FTS.B , 18 .97% , 11/23/29 .. 7 7
991306855.UG.FTS.B , 18 .97% , 11/23/29 . 5 5
991313299.UG.FTS.B , 18 .97% , 11/23/29 . 22 22
991172772.UG.FTS.B , 19 .21% , 11/23/29 . 7 7
991135355.UG.FTS.B , 19 .8% , 11/23/29 .. 29 30
991270419.UG.FTS.B , 19 .8% , 11/23/29 .. 8 9
991140060.UG.FTS.B , 19 .99% , 11/23/29 . 9 9
991163175.UG.FTS.B , 19 .99% , 11/23/29 . 19 20

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991215203.UG.FTS.B , 19 .99% , 11/23/29 . $ 7 $ 7
991224252.UG.FTS.B , 19 .99% , 11/23/29 . 19 3
991267063.UG.FTS.B , 19 .99% , 11/23/29 . 7 7
991119847.UG.FTS.B , 20 .46% , 11/23/29 .. 10 10
991264715.UG.FTS.B , 20 .46% , 11/23/29 . 10 10
991121647.UG.FTS.B , 21 .46% , 11/23/29 . 39 39
991142513.UG.FTS.B , 21 .46% , 11/23/29 . 57 58
991164983.UG.FTS.B , 21 .46% , 11/23/29 . 15 15
991261427.UG.FTS.B , 22 .97% , 11/23/29 . 4 –
991175860.UG.FTS.B , 23 .95% , 11/23/29 . 32 32
991277527.UG.FTS.B , 23 .95% , 11/23/29 . 3 3
991127467.UG.FTS.B , 27 .95% , 11/23/29 . 297 303
991118441.UG.FTS.B , 28 .98% , 11/23/29 .. 8 8
991122683.UG.FTS.B , 28 .98% , 11/23/29 . 16 16
991125540.UG.FTS.B , 28 .98% , 11/23/29 . 1 1
991125944.UG.FTS.B , 28 .98% , 11/23/29 . 6 6
991129030.UG.FTS.B , 28 .98% , 11/23/29 . 23 23
991133589.UG.FTS.B , 28 .98% , 11/23/29 . 5 5
991147206.UG.FTS.B , 28 .98% , 11/23/29 . 14 14
991149439.UG.FTS.B , 28 .98% , 11/23/29 . 30 31
991150565.UG.FTS.B , 28 .98% , 11/23/29 . 2 2
991161711.UG.FTS.B , 28 .98% , 11/23/29 .. 125 –
991165048.UG.FTS.B , 28 .98% , 11/23/29 . 8 8
991190392.UG.FTS.B , 28 .98% , 11/23/29 . 16 16
991192050.UG.FTS.B , 28 .98% , 11/23/29 . 17 17
991271427.UG.FTS.B , 28 .98% , 11/23/29 . 9 9
991298998.UG.FTS.B , 28 .98% , 11/23/29 . 20 21
991300522.UG.FTS.B , 28 .98% , 11/23/29 . 23 24
991315551.UG.FTS.B , 28 .98% , 11/23/29 . 11 11
991321544.UG.FTS.B , 28 .98% , 11/23/29 . 42 42
991117085.UG.FTS.B , 29 .49% , 11/23/29 .. 24 24
991117532.UG.FTS.B , 29 .49% , 11/23/29 .. 14 14
991117679.UG.FTS.B , 29 .49% , 11/23/29 .. 14 14
991118346.UG.FTS.B , 29 .49% , 11/23/29 .. 131 132
991121686.UG.FTS.B , 29 .49% , 11/23/29 . 24 24
991122800.UG.FTS.B , 29 .49% , 11/23/29 . 58 58
991124925.UG.FTS.B , 29 .49% , 11/23/29 . 47 4
991125662.UG.FTS.B , 29 .49% , 11/23/29 . 19 19
991131758.UG.FTS.B , 29 .49% , 11/23/29 . 9 9
991134480.UG.FTS.B , 29 .49% , 11/23/29 . 70 5
991158315.UG.FTS.B , 29 .49% , 11/23/29 . 8 8
991160063.UG.FTS.B , 29 .49% , 11/23/29 . 21 21
991163261.UG.FTS.B , 29 .49% , 11/23/29 . 15 15
991164308.UG.FTS.B , 29 .49% , 11/23/29 . 6 6
991166873.UG.FTS.B , 29 .49% , 11/23/29 . 4 4
991170031.UG.FTS.B , 29 .49% , 11/23/29 . 12 12
991173770.UG.FTS.B , 29 .49% , 11/23/29 . 16 4
991191585.UG.FTS.B , 29 .49% , 11/23/29 . 10 10
991193559.UG.FTS.B , 29 .49% , 11/23/29 . 16 16
991196856.UG.FTS.B , 29 .49% , 11/23/29 . 26 27
991197724.UG.FTS.B , 29 .49% , 11/23/29 . 54 56
991200661.UG.FTS.B , 29 .49% , 11/23/29 . 120 123
991206760.UG.FTS.B , 29 .49% , 11/23/29 . 5 5
991226122.UG.FTS.B , 29 .49% , 11/23/29 . 33 34
991230132.UG.FTS.B , 29 .49% , 11/23/29 . 42 42
991233017.UG.FTS.B , 29 .49% , 11/23/29 . 12 12
991283279.UG.FTS.B , 29 .49% , 11/23/29 . 17 17
991321816.UG.FTS.B , 29 .49% , 11/23/29 . 31 31
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991321882.UG.FTS.B , 29 .49% , 11/23/29 . $ 22 $ 23
991238481.UG.FTS.B , 15% , 11/24/29 .... 6 6
991151613.UG.FTS.B , 15 .97% , 11/24/29 . 9 9
991207377.UG.FTS.B , 16 .99% , 11/24/29 . 20 20
991221696.UG.FTS.B , 16 .99% , 11/24/29 . 24 24
991132812.UG.FTS.B , 18 .97% , 11/24/29 . 87 87
991190181.UG.FTS.B , 19 .8% , 11/24/29 .. 10 10
991232410.UG.FTS.B , 19 .8% , 11/24/29 .. 60 60
991135690.UG.FTS.B , 20 .46% , 11/24/29 . 9 9
991254536.UG.FTS.B , 20 .97% , 11/24/29 . 20 20
991147177.UG.FTS.B , 21 .46% , 11/24/29 . 2 2
991147747.UG.FTS.B , 21 .46% , 11/24/29 . 122 8
991205269.UG.FTS.B , 21 .46% , 11/24/29 . 9 9
991217520.UG.FTS.B , 21 .46% , 11/24/29 . 44 44
991134541.UG.FTS.B , 21 .98% , 11/24/29 . 307 56
991183089.UG.FTS.B , 21 .98% , 11/24/29 . 4 4
991314717.UG.FTS.B , 22 .97% , 11/24/29 . 10 10
991172299.UG.FTS.B , 26 .94% , 11/24/29 . 19 19
991147362.UG.FTS.B , 28 .98% , 11/24/29 . 8 8
991194474.UG.FTS.B , 14 .98% , 11/25/29 . 37 37
991197902.UG.FTS.B , 15 .97% , 11/25/29 . 297 298
991269633.UG.FTS.B , 15 .97% , 11/25/29 . 190 190
991143730.UG.FTS.B , 16 .99% , 11/25/29 . 1 1
991213989.UG.FTS.B , 16 .99% , 11/25/29 . 14 14
991165876.UG.FTS.B , 17 .99% , 11/25/29 . 64 65
991167230.UG.FTS.B , 17 .99% , 11/25/29 . 53 53
991229636.UG.FTS.B , 17 .99% , 11/25/29 . 8 8
991330539.UG.FTS.B , 18 .97% , 11/25/29 . 9 9
991140136.UG.FTS.B , 19 .21% , 11/25/29 . 150 10
991154356.UG.FTS.B , 19 .21% , 11/25/29 . 14 14
991221997.UG.FTS.B , 19 .8% , 11/25/29 .. 21 21
991223353.UG.FTS.B , 19 .8% , 11/25/29 .. 15 15
991133653.UG.FTS.B , 19 .99% , 11/25/29 . 18 18
991139768.UG.FTS.B , 22 .97% , 11/25/29 . 95 95
991151923.UG.FTS.B , 22 .97% , 11/25/29 . 23 24
991157209.UG.FTS.B , 22 .97% , 11/25/29 . 22 22
991342840.UG.FTS.B , 23 .95% , 11/25/29 . 15 15
991145320.UG.FTS.B , 25 .94% , 11/25/29 . 64 4
991133623.UG.FTS.B , 28 .98% , 11/25/29 . 16 17
991136113.UG.FTS.B , 28 .98% , 11/25/29 .. 1 1
991145237.UG.FTS.B , 28 .98% , 11/25/29 . 14 15
991146536.UG.FTS.B , 28 .98% , 11/25/29 . 80 80
991157851.UG.FTS.B , 28 .98% , 11/25/29 . 29 29
991136166.UG.FTS.B , 29 .49% , 11/25/29 . 80 81
991140086.UG.FTS.B , 29 .49% , 11/25/29 . 48 48
991141591.UG.FTS.B , 29 .49% , 11/25/29 . 712 133
991147761.UG.FTS.B , 29 .49% , 11/25/29 . 13 13
991148717.UG.FTS.B , 14 .98% , 11/26/29 . 4 5
991195096.UG.FTS.B , 15 .97% , 11/26/29 . 6 6
991144663.UG.FTS.B , 16 .99% , 11/26/29 . 89 6
991149169.UG.FTS.B , 16 .99% , 11/26/29 . 30 30
991345796.UG.FTS.B , 16 .99% , 11/26/29 . 45 45
991217642.UG.FTS.B , 17 .99% , 11/26/29 . 10 10
991195592.UG.FTS.B , 18 .97% , 11/26/29 . 51 2
991196672.UG.FTS.B , 18 .97% , 11/26/29 . 74 74
991217180.UG.FTS.B , 18 .97% , 11/26/29 . 37 38
991331498.UG.FTS.B , 18 .97% , 11/26/29 . 26 26
991170972.UG.FTS.B , 19 .21% , 11/26/29 . 2 2

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991188168.UG.FTS.B , 19 .21% , 11/26/29 . $ 11 $ 11
991274860.UG.FTS.B , 19 .21% , 11/26/29 . 16 16
991293437.UG.FTS.B , 19 .21% , 11/26/29 . 11 11
991222744.UG.FTS.B , 19 .8% , 11/26/29 .. 9 9
991252549.UG.FTS.B , 19 .8% , 11/26/29 .. 50 50
991258450.UG.FTS.B , 19 .8% , 11/26/29 .. 41 7
991355941.UG.FTS.B , 19 .8% , 11/26/29 .. 37 37
991145907.UG.FTS.B , 19 .99% , 11/26/29 . 32 33
991146497.UG.FTS.B , 19 .99% , 11/26/29 . 1 1
991159150.UG.FTS.B , 19 .99% , 11/26/29 . 1 1
991146514.UG.FTS.B , 20 .97% , 11/26/29 . 13 2
991190759.UG.FTS.B , 20 .97% , 11/26/29 . 95 7
991197495.UG.FTS.B , 20 .97% , 11/26/29 . 1 –
991153356.UG.FTS.B , 21 .97% , 11/26/29 . 9 9
991270842.UG.FTS.B , 22 .97% , 11/26/29 . 8 8
991142817.UG.FTS.B , 28 .98% , 11/26/29 . 1 1
991142924.UG.FTS.B , 28 .98% , 11/26/29 . 6 6
991158343.UG.FTS.B , 28 .98% , 11/26/29 . 284 20
991143196.UG.FTS.B , 29 .49% , 11/26/29 . 13 13
991143321.UG.FTS.B , 29 .49% , 11/26/29 . 5 5
991144250.UG.FTS.B , 29 .49% , 11/26/29 . 11 11
991146041.UG.FTS.B , 29 .49% , 11/26/29 . 20 20
991146864.UG.FTS.B , 29 .49% , 11/26/29 . 3 3
991151597.UG.FTS.B , 29 .49% , 11/26/29 . 12 12
991152923.UG.FTS.B , 29 .49% , 11/26/29 . 29 29
991154246.UG.FTS.B , 29 .49% , 11/26/29 . 2 2
991201692.UG.FTS.B , 16 .99% , 11/27/29 . 32 2
991217625.UG.FTS.B , 16 .99% , 11/27/29 . 52 52
991246744.UG.FTS.B , 17 .99% , 11/27/29 . 3 3
991258245.UG.FTS.B , 18 .97% , 11/27/29 . 17 17
991177776.UG.FTS.B , 19 .21% , 11/27/29 . 186 16
991190438.UG.FTS.B , 19 .21% , 11/27/29 . 89 89
991217431.UG.FTS.B , 19 .8% , 11/27/29 .. 8 8
991155273.UG.FTS.B , 19 .99% , 11/27/29 . 14 14
991185891.UG.FTS.B , 19 .99% , 11/27/29 . 57 57
991178388.UG.FTS.B , 20 .46% , 11/27/29 . 10 10
991150621.UG.FTS.B , 20 .97% , 11/27/29 . 5 5
991276814.UG.FTS.B , 21 .46% , 11/27/29 . 1 1
991210617.UG.FTS.B , 21 .98% , 11/27/29 . 8 1
991230066.UG.FTS.B , 21 .98% , 11/27/29 . 7 7
991149684.UG.FTS.B , 28 .98% , 11/27/29 . 6 6
991149945.UG.FTS.B , 28 .98% , 11/27/29 . 59 60
991152201.UG.FTS.B , 28 .98% , 11/27/29 . 19 19
991157592.UG.FTS.B , 28 .98% , 11/27/29 . 56 4
991157704.UG.FTS.B , 28 .98% , 11/27/29 . 31 31
991158118.UG.FTS.B , 28 .98% , 11/27/29 .. 6 6
991162272.UG.FTS.B , 28 .98% , 11/27/29 . 66 67
991165881.UG.FTS.B , 28 .98% , 11/27/29 . 10 10
991202283.UG.FTS.B , 28 .98% , 11/27/29 . 13 13
991203049.UG.FTS.B , 28 .98% , 11/27/29 . 45 45
991150696.UG.FTS.B , 29 .49% , 11/27/29 . 4 4
991151085.UG.FTS.B , 29 .49% , 11/27/29 . 250 17
991151981.UG.FTS.B , 29 .49% , 11/27/29 . 8 8
991153994.UG.FTS.B , 29 .49% , 11/27/29 . 27 27
991158334.UG.FTS.B , 29 .49% , 11/27/29 . 98 100
991159782.UG.FTS.B , 29 .49% , 11/27/29 . 7 7
991164378.UG.FTS.B , 29 .49% , 11/27/29 . 9 9
991171572.UG.FTS.B , 29 .49% , 11/27/29 . 4 4
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991178591.UG.FTS.B , 29 .49% , 11/27/29 . $ 8 $ 8
991352691.UG.FTS.B , 29 .49% , 11/27/29 . 6 6
991377384.UG.FTS.B , 19 .21% , 11/28/29 . 10 10
991157062.UG.FTS.B , 19 .99% , 11/28/29 . 128 26
991162077.UG.FTS.B , 19 .99% , 11/28/29 . 15 16
991210693.UG.FTS.B , 19 .99% , 11/28/29 . 33 33
991220098.UG.FTS.B , 19 .99% , 11/28/29 . 5 5
991239767.UG.FTS.B , 19 .99% , 11/28/29 . 15 15
991273272.UG.FTS.B , 20 .97% , 11/28/29 . 40 40
991178246.UG.FTS.B , 21 .46% , 11/28/29 . 34 34
991310873.UG.FTS.B , 27 .99% , 11/28/29 . 9 9
991156770.UG.FTS.B , 28 .98% , 11/28/29 . 7 7
991159902.UG.FTS.B , 28 .98% , 11/28/29 . 15 15
991161240.UG.FTS.B , 28 .98% , 11/28/29 . 51 51
991162342.UG.FTS.B , 28 .98% , 11/28/29 . 37 38
991163899.UG.FTS.B , 28 .98% , 11/28/29 . 11 2
991174311.UG.FTS.B , 28 .98% , 11/28/29 .. 6 6
991174605.UG.FTS.B , 28 .98% , 11/28/29 . 60 60
991180572.UG.FTS.B , 28 .98% , 11/28/29 . 10 10
991181728.UG.FTS.B , 28 .98% , 11/28/29 . 3 3
991184808.UG.FTS.B , 28 .98% , 11/28/29 . 15 15
991186519.UG.FTS.B , 28 .98% , 11/28/29 . 11 11
991194174.UG.FTS.B , 28 .98% , 11/28/29 . 45 4
991204352.UG.FTS.B , 28 .98% , 11/28/29 . 1 1
991226444.UG.FTS.B , 28 .98% , 11/28/29 . 2 2
991247306.UG.FTS.B , 28 .98% , 11/28/29 . 1,097 –
991255130.UG.FTS.B , 28 .98% , 11/28/29 . 127 –
991263077.UG.FTS.B , 28 .98% , 11/28/29 . 22 22
991301389.UG.FTS.B , 28 .98% , 11/28/29 . 19 19
991312114.UG.FTS.B , 28 .98% , 11/28/29 . 20 20
991353871.UG.FTS.B , 28 .98% , 11/28/29 . 3 3
991372018.UG.FTS.B , 28 .98% , 11/28/29 . 12 12
991378438.UG.FTS.B , 28 .98% , 11/28/29 . 10 10
991283230.UG.FTS.B , 29 .48% , 11/28/29 . 21 21
991156343.UG.FTS.B , 29 .49% , 11/28/29 . 23 24
991156625.UG.FTS.B , 29 .49% , 11/28/29 . 26 26
991158386.UG.FTS.B , 29 .49% , 11/28/29 . 36 37
991159301.UG.FTS.B , 29 .49% , 11/28/29 . 17 3
991170244.UG.FTS.B , 29 .49% , 11/28/29 . 4 4
991182361.UG.FTS.B , 29 .49% , 11/28/29 . 22 4
991183630.UG.FTS.B , 29 .49% , 11/28/29 . 45 46
991185246.UG.FTS.B , 29 .49% , 11/28/29 . 22 22
991186053.UG.FTS.B , 29 .49% , 11/28/29 . 9 10
991192752.UG.FTS.B , 29 .49% , 11/28/29 . 10 10
991195243.UG.FTS.B , 29 .49% , 11/28/29 . 213 215
991201454.UG.FTS.B , 29 .49% , 11/28/29 . 23 23
991205442.UG.FTS.B , 29 .49% , 11/28/29 . 52 52
991206111.UG.FTS.B , 29 .49% , 11/28/29 .. 7 7
991215049.UG.FTS.B , 29 .49% , 11/28/29 . 7 7
991219200.UG.FTS.B , 29 .49% , 11/28/29 . 7 7
991220330.UG.FTS.B , 29 .49% , 11/28/29 . 21 21
991237242.UG.FTS.B , 29 .49% , 11/28/29 . 6 6
991262641.UG.FTS.B , 29 .49% , 11/28/29 . 26 26
991295869.UG.FTS.B , 29 .49% , 11/28/29 . 95 95
991354554.UG.FTS.B , 29 .49% , 11/28/29 . 8 8
991368424.UG.FTS.B , 29 .49% , 11/28/29 . 12 12
991194398.UG.FTS.B , 19 .99% , 11/29/29 . 2 2
991262568.UG.FTS.B , 19 .99% , 11/29/29 . 4 4

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991359215.UG.FTS.B , 19 .99% , 11/29/29 . $ 6 $ 6
991167927.UG.FTS.B , 21 .46% , 11/29/29 . 37 37
991211732.UG.FTS.B , 21 .98% , 11/29/29 . 1 1
991165518.UG.FTS.B , 23 .95% , 11/29/29 . 13 13
991164749.UG.FTS.B , 27 .99% , 11/29/29 . 16 16
991162320.UG.FTS.B , 28 .98% , 11/29/29 . 10 10
991165954.UG.FTS.B , 28 .98% , 11/29/29 . 7 7
991170068.UG.FTS.B , 28 .98% , 11/29/29 . 593 606
991182500.UG.FTS.B , 28 .98% , 11/29/29 . 62 63
991189706.UG.FTS.B , 28 .98% , 11/29/29 . 15 16
991190745.UG.FTS.B , 28 .98% , 11/29/29 . 12 12
991196333.UG.FTS.B , 28 .98% , 11/29/29 . 11 11
991200338.UG.FTS.B , 28 .98% , 11/29/29 . 15 16
991203281.UG.FTS.B , 28 .98% , 11/29/29 . 24 25
991213420.UG.FTS.B , 28 .98% , 11/29/29 . 25 25
991226847.UG.FTS.B , 28 .98% , 11/29/29 . 16 17
991228529.UG.FTS.B , 28 .98% , 11/29/29 . 83 85
991231739.UG.FTS.B , 28 .98% , 11/29/29 . 92 6
991250633.UG.FTS.B , 28 .98% , 11/29/29 . 1 1
991251429.UG.FTS.B , 28 .98% , 11/29/29 . 15 16
991267527.UG.FTS.B , 28 .98% , 11/29/29 . 39 40
991305273.UG.FTS.B , 28 .98% , 11/29/29 . 14 15
991325531.UG.FTS.B , 28 .98% , 11/29/29 . 18 19
991328743.UG.FTS.B , 28 .98% , 11/29/29 . 60 61
991367704.UG.FTS.B , 28 .98% , 11/29/29 . 114 9
991378052.UG.FTS.B , 28 .98% , 11/29/29 . 2 2
991161940.UG.FTS.B , 29 .46% , 11/29/29 . 22 23
991163350.UG.FTS.B , 29 .49% , 11/29/29 . 26 27
991165411.UG.FTS.B , 29 .49% , 11/29/29 .. 53 11
991166278.UG.FTS.B , 29 .49% , 11/29/29 . 6 6
991166742.UG.FTS.B , 29 .49% , 11/29/29 . 8 8
991170942.UG.FTS.B , 29 .49% , 11/29/29 . 15 15
991171218.UG.FTS.B , 29 .49% , 11/29/29 . 74 75
991174137.UG.FTS.B , 29 .49% , 11/29/29 . 13 13
991174516.UG.FTS.B , 29 .49% , 11/29/29 . 27 27
991180960.UG.FTS.B , 29 .49% , 11/29/29 . 36 36
991186231.UG.FTS.B , 29 .49% , 11/29/29 . 25 5
991241447.UG.FTS.B , 29 .49% , 11/29/29 . 12 12
991246447.UG.FTS.B , 29 .49% , 11/29/29 . 30 30
991253430.UG.FTS.B , 29 .49% , 11/29/29 . 8 8
991283740.UG.FTS.B , 29 .49% , 11/29/29 . 5 5
991290418.UG.FTS.B , 29 .49% , 11/29/29 . 14 14
991290834.UG.FTS.B , 29 .49% , 11/29/29 . 5 5
991323578.UG.FTS.B , 29 .49% , 11/29/29 . 20 21
991383117.UG.FTS.B , 29 .49% , 11/29/29 . 62 64
991383396.UG.FTS.B , 29 .49% , 11/29/29 . 8 8
82,930
Upstart Network, Inc.
L2215514.UP.FTS.B , 6 .51% , 12/09/24 .... 420 415
L2218454.UP.FTS.B , 6 .62% , 12/09/24 .... 195 193
L2218367.UP.FTS.B , 9 .23% , 12/09/24 .... 63 62
FW2216772.UP.FTS.B , 10 .45% , 12/09/24 . 162 160
L2214428.UP.FTS.B , 14 .33% , 12/09/24 ... 100 99
L2217273.UP.FTS.B , 18 .07% , 12/09/24 ... 155 152
L2216494.UP.FTS.B , 18 .54% , 12/09/24 ... 1,046 1,029
L2214773.UP.FTS.B , 21 .94% , 12/09/24 ... 245 241
FW2194665.UP.FTS.B , 23 .32% , 12/09/24 . 87 85
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2219730.UP.FTS.B , 6 .81% , 12/10/24 .... $ 611 $ 604
L2221277.UP.FTS.B , 9 .11% , 12/10/24 .... 635 627
L2220268.UP.FTS.B , 10 .33% , 12/10/24 ... 320 316
L2220173.UP.FTS.B , 10 .59% , 12/10/24 ... 305 72
L2220491.UP.FTS.B , 10 .62% , 12/10/24 ... 64 63
L2221024.UP.FTS.B , 11 .5% , 12/10/24 .... 279 275
FW2221592.UP.FTS.B , 12 .68% , 12/10/24 . 104 102
FW2219902.UP.FTS.B , 15 .07% , 12/10/24 . 1,019 1,003
L2219054.UP.FTS.B , 16 .23% , 12/10/24 ... 382 376
FW2220767.UP.FTS.B , 16 .93% , 12/10/24 . 481 35
FW2219362.UP.FTS.B , 18 .87% , 12/10/24 . 321 316
L2220530.UP.FTS.B , 19 .78% , 12/10/24 ... 112 110
L2222285.UP.FTS.B , 19 .82% , 12/10/24 ... 21 20
L2219790.UP.FTS.B , 20 .59% , 12/10/24 ... 580 524
L2221774.UP.FTS.B , 21 .93% , 12/10/24 ... 1,534 760
FW2219561.UP.FTS.B , 22 .18% , 12/10/24 . 365 167
L2221302.UP.FTS.B , 22 .2% , 12/10/24 .... 1,428 348
L2219861.UP.FTS.B , 23 .85% , 12/10/24 ... 425 418
FW2221043.UP.FTS.B , 26 .33% , 12/10/24 . 745 677
L2219716.UP.FTS.B , 17 .42% , 12/25/24 ... 617 607
FW1611995.UP.FTS.B , 26 .04% , 1/23/25 .. 1,310 281
FW1611967.UP.FTS.B , 27 .5% , 1/23/25 ... 1,922 137
FW1615843.UP.FTS.B , 29 .08% , 1/24/25 .. 197 179
FW1619402.UP.FTS.B , 29 .13% , 1/25/25 .. 296 293
L1876344.UP.FTS.B , 21 .57% , 3/19/25 .... 561 552
FW1996652.UP.FTS.B , 20 .84% , 4/08/25 .. 299 293
L1992210.UP.FTS.B , 21 .73% , 4/16/25 .... 655 561
FW2060208.UP.FTS.B , 8 .38% , 4/18/25 ... 1,214 88
L2074442.UP.FTS.B , 9 .61% , 4/18/25 .... 920 903
L2072070.UP.FTS.B , 14 .5% , 4/18/25 .... 761 643
L2071251.UP.FTS.B , 17 .57% , 4/18/25 .... 344 67
L1959123.UP.FTS.B , 23 .14% , 4/18/25 .... 1,887 134
FW2071617.UP.FTS.B , 24 .28% , 4/18/25 .. 2,491 2,091
FW2216954.UP.FTS.B , 19 .2% , 5/09/25 ... 1,839 1,806
L2215113.UP.FTS.B , 19 .57% , 5/09/25 .... 615 604
L2218938.UP.FTS.B , 7 .83% , 5/10/25 .... 1,479 1,450
L2220009.UP.FTS.B , 18 .38% , 5/10/25 .... 959 90
FW2221895.UP.FTS.B , 22 .51% , 5/10/25 .. 1,188 1,166
FW2219263.UP.FTS.B , 25 .61% , 5/10/25 .. 1,806 1,769
L1707019.UP.FTS.B , 22 .94% , 7/28/25 .... 3,364 3,277
L2000015.UP.FTS.B , 20 .73% , 9/08/25 .... 404 15
L1994247.UP.FTS.B , 23 .34% , 9/08/25 .... 563 551
L2215156.UP.FTS.B , 18 .88% , 10/09/25 ... 2,981 215
L1410769.UP.FTS.B , 17 .3% , 7/09/26 .... 2,070 2,023
L1410682.UP.FTS.B , 18 .43% , 7/09/26 .... 4,169 4,076
L1410871.UP.FTS.B , 19 .36% , 7/09/26 .... 1,854 1,812
L1406959.UP.FTS.B , 19 .7% , 7/09/26 .... 1,193 1,167
FW1410862.UP.FTS.B , 30 .65% , 7/09/26 .. 1,111 1,090
L1612245.UP.FTS.B , 7 .13% , 8/23/26 .... 1,953 1,884
L1612759.UP.FTS.B , 7 .7% , 8/23/26 ..... 2,266 2,204
L1613031.UP.FTS.B , 10 .95% , 8/23/26 .... 6,953 6,804
L1613160.UP.FTS.B , 11 .35% , 8/23/26 .... 13,650 8,607
L1612198.UP.FTS.B , 11 .94% , 8/23/26 .... 5,618 5,487
L1606587.UP.FTS.B , 14 .39% , 8/23/26 .... 22,488 21,982
L1611811.UP.FTS.B , 15 .17% , 8/23/26 .... 9,504 6,157
FW1613143.UP.FTS.B , 19 .39% , 8/23/26 .. 9,624 9,446
L1612696.UP.FTS.B , 19 .76% , 8/23/26 .... 6,281 460
L1611808.UP.FTS.B , 20 .24% , 8/23/26 .... 4,862 4,773

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1613287.UP.FTS.B , 21 .05% , 8/23/26 .. $ 1,488 $ 1,000
L1611961.UP.FTS.B , 21 .45% , 8/23/26 .... 2,715 2,667
L1612389.UP.FTS.B , 21 .85% , 8/23/26 .... 3,145 3,090
FW1613265.UP.FTS.B , 23 .28% , 8/23/26 .. 3,027 2,975
L1605896.UP.FTS.B , 25 .03% , 8/23/26 .... 16,343 10,843
L1612867.UP.FTS.B , 25 .04% , 8/23/26 .... 926 911
L1611991.UP.FTS.B , 25 .15% , 8/23/26 .... 94 93
L1612430.UP.FTS.B , 25 .3% , 8/23/26 .... 568 558
L1610778.UP.FTS.B , 25 .4% , 8/23/26 .... 2,152 2,118
L1612475.UP.FTS.B , 25 .7% , 8/23/26 .... 798 17
L1613041.UP.FTS.B , 26 .53% , 8/23/26 .... 2,910 2,865
FW1612948.UP.FTS.B , 30 .7% , 8/23/26 ... 5,471 5,395
FW1598463.UP.FTS.B , 30 .71% , 8/23/26 .. 8,210 8,096
FW1612884.UP.FTS.B , 30 .9% , 8/23/26 ... 1,661 271
L1613929.UP.FTS.B , 6 .38% , 8/24/26 .... 6,061 5,844
L1613779.UP.FTS.B , 8 .38% , 8/24/26 .... 5,829 5,672
L1614080.UP.FTS.B , 9 .53% , 8/24/26 .... 1,260 1,226
L1615613.UP.FTS.B , 11 .71% , 8/24/26 .... 2,790 2,724
L1617085.UP.FTS.B , 12 .5% , 8/24/26 .... 5,542 5,416
L1613838.UP.FTS.B , 13 .27% , 8/24/26 .... 441 431
L1615725.UP.FTS.B , 13 .27% , 8/24/26 .... 2,875 207
L1617795.UP.FTS.B , 13 .57% , 8/24/26 .... 11,171 10,914
L1614941.UP.FTS.B , 13 .72% , 8/24/26 .... 4,202 4,110
FW1614076.UP.FTS.B , 14 .66% , 8/24/26 .. 4,491 4,391
L1617016.UP.FTS.B , 15 .82% , 8/24/26 .... 8,006 7,904
L1616977.UP.FTS.B , 16 .49% , 8/24/26 .... 1,158 1,144
L1617004.UP.FTS.B , 16 .62% , 8/24/26 .... 2,792 2,757
L1613683.UP.FTS.B , 16 .65% , 8/24/26 .... 3,100 2,017
FW1613769.UP.FTS.B , 16 .69% , 8/24/26 .. 2,319 2,275
L1616581.UP.FTS.B , 16 .94% , 8/24/26 .... 1,384 1,368
L1614751.UP.FTS.B , 17 .63% , 8/24/26 .... 6,988 6,860
L1614375.UP.FTS.B , 18 .88% , 8/24/26 .... 3,826 3,756
L1616929.UP.FTS.B , 19 .05% , 8/24/26 .... 4,793 4,705
L1613574.UP.FTS.B , 19 .14% , 8/24/26 .... 1,439 1,413
L1618259.UP.FTS.B , 19 .27% , 8/24/26 .... 3,845 3,774
L1617047.UP.FTS.B , 19 .37% , 8/24/26 .... 253 250
L1617537.UP.FTS.B , 20 .26% , 8/24/26 .... 1,799 1,767
L1613128.UP.FTS.B , 21 .09% , 8/24/26 .... 24,558 24,121
L1614925.UP.FTS.B , 21 .15% , 8/24/26 .... 439 431
L1617008.UP.FTS.B , 21 .28% , 8/24/26 .... 1,580 1,552
FW1617548.UP.FTS.B , 21 .5% , 8/24/26 ... 2,370 2,329
L1615113.UP.FTS.B , 21 .5% , 8/24/26 ..... 1,565 1,538
FW1616680.UP.FTS.B , 21 .59% , 8/24/26 .. 5,934 5,829
L1617314.UP.FTS.B , 23 .08% , 8/24/26 .... 1,235 1,215
FW1614723.UP.FTS.B , 23 .32% , 8/24/26 .. 7,564 7,439
FW1614111.UP.FTS.B , 23 .36% , 8/24/26 .. 6,053 5,953
L1617338.UP.FTS.B , 23 .46% , 8/24/26 .... 1,325 882
L1617363.UP.FTS.B , 23 .46% , 8/24/26 .... 3,948 3,908
FW1616273.UP.FTS.B , 23 .5% , 8/24/26 ... 475 467
L1616072.UP.FTS.B , 24% , 8/24/26 ...... 2,936 2,889
L1599086.UP.FTS.B , 24 .44% , 8/24/26 .... 4,009 3,945
FW1613731.UP.FTS.B , 24 .96% , 8/24/26 .. 11,445 868
L1617884.UP.FTS.B , 24 .99% , 8/24/26 .... 617 607
FW1616803.UP.FTS.B , 25 .11% , 8/24/26 .. 3,001 231
L1617253.UP.FTS.B , 25 .15% , 8/24/26 .... 7,210 7,096
FW1591289.UP.FTS.B , 25 .18% , 8/24/26 .. 1,752 1,724
L1613599.UP.FTS.B , 25 .21% , 8/24/26 .... 1,289 1,269
L1616132.UP.FTS.B , 25 .25% , 8/24/26 .... 619 609
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1614231.UP.FTS.B , 25 .4% , 8/24/26 .... $ 981 $ 966
FW1618114.UP.FTS.B , 25 .78% , 8/24/26 .. 1,661 1,635
L1615232.UP.FTS.B , 25 .93% , 8/24/26 .... 2,313 1,550
FW1616600.UP.FTS.B , 27 .4% , 8/24/26 ... 3,820 3,764
FW1617924.UP.FTS.B , 27 .4% , 8/24/26 ... 4,224 4,162
FW1614841.UP.FTS.B , 27 .56% , 8/24/26 .. 1,443 1,422
FW1614066.UP.FTS.B , 29 .58% , 8/24/26 .. 2,926 2,885
FW1617836.UP.FTS.B , 29 .73% , 8/24/26 .. 2,347 615
FW1613869.UP.FTS.B , 30 .42% , 8/24/26 .. 709 700
FW1614135.UP.FTS.B , 30 .54% , 8/24/26 .. 7,424 7,324
FW1615250.UP.FTS.B , 30 .57% , 8/24/26 .. 964 951
FW1615073.UP.FTS.B , 30 .97% , 8/24/26 .. 1,648 1,626
FW1612909.UP.FTS.B , 31 .01% , 8/24/26 .. 639 630
FW1617590.UP.FTS.B , 31 .04% , 8/24/26 .. 1,703 121
FW1614110.UP.FTS.B , 32 .03% , 8/24/26 .. 2,167 2,139
L1619126.UP.FTS.B , 9 .43% , 8/25/26 .... 4,223 4,111
L1619565.UP.FTS.B , 11 .35% , 8/25/26 .... 3,512 3,430
L1619757.UP.FTS.B , 12 .57% , 8/25/26 .... 3,523 3,443
L1572047.UP.FTS.B , 12 .99% , 8/25/26 .... 2,680 2,622
L1620282.UP.FTS.B , 13 .89% , 8/25/26 .... 5,200 5,086
L1620912.UP.FTS.B , 14 .91% , 8/25/26 .... 2,274 2,224
L1620125.UP.FTS.B , 15 .38% , 8/25/26 .... 458 452
FW1619311.UP.FTS.B , 16 .02% , 8/25/26 .. 2,766 2,735
L1619826.UP.FTS.B , 16 .95% , 8/25/26 .... 8,463 616
FW1619065.UP.FTS.B , 16 .98% , 8/25/26 .. 11,679 11,542
L1619610.UP.FTS.B , 17 .18% , 8/25/26 .... 2,301 2,260
L1620043.UP.FTS.B , 17 .72% , 8/25/26 .... 1,450 1,420
FW1618558.UP.FTS.B , 20 .33% , 8/25/26 .. 2,844 2,794
L1618616.UP.FTS.B , 21 .44% , 8/25/26 .... 4,938 4,857
FW1620348.UP.FTS.B , 22 .68% , 8/25/26 .. 1,720 1,692
FW1619947.UP.FTS.B , 22 .69% , 8/25/26 .. 748 737
L1620763.UP.FTS.B , 23 .08% , 8/25/26 .... 2,719 2,676
L1620526.UP.FTS.B , 23 .25% , 8/25/26 .... 1,045 1,028
L1619251.UP.FTS.B , 24 .92% , 8/25/26 .... 1,130 1,113
L1619746.UP.FTS.B , 25 .05% , 8/25/26 .... 3,538 88
L1621031.UP.FTS.B , 25 .07% , 8/25/26 .... 3,087 3,042
L1619585.UP.FTS.B , 25 .33% , 8/25/26 .... 3,767 3,712
L1618792.UP.FTS.B , 25 .43% , 8/25/26 .... 1,756 1,731
FW1620759.UP.FTS.B , 25 .44% , 8/25/26 .. 2,067 2,037
L1621068.UP.FTS.B , 25 .46% , 8/25/26 .... 2,171 2,139
FW1617532.UP.FTS.B , 25 .68% , 8/25/26 .. 1,554 1,531
L1620151.UP.FTS.B , 26 .66% , 8/25/26 .... 7,893 7,779
L1706771.UP.FTS.B , 9 .86% , 9/13/26 .... 7,958 7,752
FW1703655.UP.FTS.B , 10 .14% , 9/13/26 .. 2,002 1,950
FW1705224.UP.FTS.B , 10 .49% , 9/13/26 .. 11,147 10,861
L1694396.UP.FTS.B , 11 .41% , 9/13/26 .... 4,530 4,413
L1706158.UP.FTS.B , 11 .42% , 9/13/26 .... 1,806 1,760
L1706444.UP.FTS.B , 12 .27% , 9/13/26 .... 2,739 2,671
L1704834.UP.FTS.B , 12 .73% , 9/13/26 .... 4,136 4,032
L1705580.UP.FTS.B , 14 .66% , 9/13/26 .... 8,711 8,576
L1706707.UP.FTS.B , 14 .84% , 9/13/26 .... 9,435 9,206
L1706806.UP.FTS.B , 15 .22% , 9/13/26 .... 3,566 3,481
L1705731.UP.FTS.B , 15 .3% , 9/13/26 .... 7,693 7,571
FW1705595.UP.FTS.B , 15 .51% , 9/13/26 .. 7,100 6,991
FW1701565.UP.FTS.B , 15 .8% , 9/13/26 ... 11,419 453
L1706683.UP.FTS.B , 16 .01% , 9/13/26 .... 1,149 1,121
L1705287.UP.FTS.B , 16 .2% , 9/13/26 .... 5,520 5,436
FW1706882.UP.FTS.B , 17 .33% , 9/13/26 .. 2,260 2,225

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1699552.UP.FTS.B , 17 .37% , 9/13/26 .... $ 2,045 $ 1,999
L1706066.UP.FTS.B , 18 .08% , 9/13/26 .... 2,646 2,591
L1705021.UP.FTS.B , 18 .29% , 9/13/26 .... 3,987 3,899
FW1701942.UP.FTS.B , 19 .32% , 9/13/26 .. 7,485 7,320
L1705415.UP.FTS.B , 19 .86% , 9/13/26 .... 4,623 4,524
L1699219.UP.FTS.B , 19 .88% , 9/13/26 .... 7,036 6,875
L1706913.UP.FTS.B , 20 .18% , 9/13/26 .... 3,688 3,605
L1706223.UP.FTS.B , 20 .97% , 9/13/26 .... 8,224 3,979
L1706832.UP.FTS.B , 21 .04% , 9/13/26 .... 2,973 2,907
L1706013.UP.FTS.B , 21 .25% , 9/13/26 .... 4,587 4,489
FW1705757.UP.FTS.B , 21 .7% , 9/13/26 ... 1,844 1,804
L1706836.UP.FTS.B , 21 .71% , 9/13/26 .... 2,964 2,903
L1706178.UP.FTS.B , 22 .1% , 9/13/26 .... 1,802 1,763
L1706147.UP.FTS.B , 23 .21% , 9/13/26 .... 2,611 2,556
L1706443.UP.FTS.B , 23 .44% , 9/13/26 .... 1,590 1,557
L1706931.UP.FTS.B , 24 .04% , 9/13/26 .... 631 618
L1706350.UP.FTS.B , 24 .39% , 9/13/26 .... 10,770 10,548
L1706467.UP.FTS.B , 24 .5% , 9/13/26 .... 667 658
L1705774.UP.FTS.B , 24 .52% , 9/13/26 .... 4,242 4,153
L1699725.UP.FTS.B , 24 .98% , 9/13/26 .... 1,004 984
L1705130.UP.FTS.B , 24 .98% , 9/13/26 .... 1,595 1,562
L1705055.UP.FTS.B , 24 .99% , 9/13/26 .... 964 945
FW1694399.UP.FTS.B , 25 .04% , 9/13/26 .. 1,838 93
L1706179.UP.FTS.B , 25 .28% , 9/13/26 .... 693 679
L1705964.UP.FTS.B , 25 .31% , 9/13/26 .... 2,733 2,678
L1707003.UP.FTS.B , 25 .5% , 9/13/26 .... 908 890
FW1705410.UP.FTS.B , 26 .37% , 9/13/26 .. 10,708 768
L1706122.UP.FTS.B , 26 .74% , 9/13/26 .... 2,835 2,780
FW1706840.UP.FTS.B , 26 .82% , 9/13/26 .. 19,597 19,208
FW1705300.UP.FTS.B , 26 .94% , 9/13/26 .. 1,194 1,170
FW1705464.UP.FTS.B , 28 .92% , 9/13/26 .. 4,157 4,078
FW1706055.UP.FTS.B , 29 .52% , 9/13/26 .. 970 951
FW1706229.UP.FTS.B , 30 .24% , 9/13/26 .. 2,515 2,469
FW1705888.UP.FTS.B , 30 .31% , 9/13/26 .. 1,660 1,630
FW1705881.UP.FTS.B , 30 .81% , 9/13/26 .. 3,128 773
FW1705876.UP.FTS.B , 30 .83% , 9/13/26 .. 962 944
FW1706907.UP.FTS.B , 30 .87% , 9/13/26 .. 1,017 998
FW1706713.UP.FTS.B , 30 .93% , 9/13/26 .. 3,284 3,224
FW1704990.UP.FTS.B , 31 .11% , 9/13/26 .. 685 672
FW1706597.UP.FTS.B , 31 .11% , 9/13/26 .. 1,076 1,057
FW1706293.UP.FTS.B , 31 .37% , 9/13/26 .. 913 896
FW1703542.UP.FTS.B , 31 .45% , 9/13/26 .. 14,116 13,863
FW1706420.UP.FTS.B , 32 .09% , 9/13/26 .. 3,056 218
FW1706656.UP.FTS.B , 29 .5% , 9/15/26 ... 1,080 1,060
L1705598.UP.FTS.B , 17 .01% , 9/21/26 .... 1,411 1,389
FW1705213.UP.FTS.B , 29 .91% , 9/28/26 .. 3,876 959
FW1705791.UP.FTS.B , 30 .47% , 9/28/26 .. 3,046 752
L1877184.UP.FTS.B , 9 .06% , 10/19/26 .... 4,112 3,999
L1851771.UP.FTS.B , 9 .22% , 10/19/26 .... 1,595 1,552
L1878256.UP.FTS.B , 9 .69% , 10/19/26 .... 2,844 2,784
L1880702.UP.FTS.B , 9 .87% , 10/19/26 .... 8,389 1,901
L1875318.UP.FTS.B , 10 .07% , 10/19/26 ... 2,635 2,569
FW1879016.UP.FTS.B , 10 .84% , 10/19/26 . 11,640 11,342
L1881256.UP.FTS.B , 11 .03% , 10/19/26 ... 5,516 5,377
L1878336.UP.FTS.B , 11 .06% , 10/19/26 ... 530 520
L1879834.UP.FTS.B , 11 .35% , 10/19/26 ... 11,636 11,344
FW1878185.UP.FTS.B , 13 .38% , 10/19/26 . 19,240 18,763
L1879789.UP.FTS.B , 13 .49% , 10/19/26 ... 9,465 9,256
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1878258.UP.FTS.B , 14 .16% , 10/19/26 ... $ 4,092 $ 2,522
L1877450.UP.FTS.B , 14 .9% , 10/19/26 .... 1,813 1,770
L1880586.UP.FTS.B , 15 .78% , 10/19/26 ... 3,723 3,668
L1864741.UP.FTS.B , 16 .15% , 10/19/26 ... 3,007 2,964
L1881295.UP.FTS.B , 16 .28% , 10/19/26 ... 3,879 897
L1878278.UP.FTS.B , 16 .38% , 10/19/26 ... 4,990 4,918
L1877933.UP.FTS.B , 16 .4% , 10/19/26 .... 1,376 1,345
L1860514.UP.FTS.B , 16 .68% , 10/19/26 ... 6,039 853
L1878027.UP.FTS.B , 16 .7% , 10/19/26 .... 4,906 4,837
L1881555.UP.FTS.B , 17 .31% , 10/19/26 ... 3,428 2,179
FW1876338.UP.FTS.B , 17 .58% , 10/19/26 . 1,822 1,797
FW1881188.UP.FTS.B , 17 .77% , 10/19/26 . 1,272 1,245
L1879412.UP.FTS.B , 17 .84% , 10/19/26 ... 2,481 2,447
L1880587.UP.FTS.B , 18 .12% , 10/19/26 ... 2,038 2,010
L1871080.UP.FTS.B , 18 .23% , 10/19/26 ... 3,007 2,946
FW1881398.UP.FTS.B , 18 .35% , 10/19/26 . 1,782 1,758
FW1877226.UP.FTS.B , 19 .27% , 10/19/26 . 6,392 6,262
L1879198.UP.FTS.B , 19 .39% , 10/19/26 ... 6,548 6,418
L1876835.UP.FTS.B , 19 .58% , 10/19/26 ... 518 508
L1877523.UP.FTS.B , 19 .9% , 10/19/26 .... 3,083 3,021
L1871750.UP.FTS.B , 19 .96% , 10/19/26 ... 3,098 3,035
FW1880709.UP.FTS.B , 20 .07% , 10/19/26 . 3,648 3,599
L1876035.UP.FTS.B , 20 .11% , 10/19/26 ... 2,085 2,044
FW1880186.UP.FTS.B , 20 .64% , 10/19/26 . 2,913 2,855
L1881182.UP.FTS.B , 21 .66% , 10/19/26 ... 3,036 1,930
L1877982.UP.FTS.B , 21 .8% , 10/19/26 .... 230 227
FW1878006.UP.FTS.B , 22 .44% , 10/19/26 . 6,422 6,301
FW1875013.UP.FTS.B , 22 .78% , 10/19/26 . 4,833 4,743
L1877299.UP.FTS.B , 22 .84% , 10/19/26 ... 6,450 6,330
FW1866351.UP.FTS.B , 22 .85% , 10/19/26 . 1,343 1,318
FW1880160.UP.FTS.B , 22 .89% , 10/19/26 . 2,691 2,640
L1876513.UP.FTS.B , 22 .94% , 10/19/26 ... 2,713 405
L1879610.UP.FTS.B , 23 .28% , 10/19/26 ... 4,001 2,589
FW1880088.UP.FTS.B , 23 .43% , 10/19/26 . 4,976 4,884
FW1876728.UP.FTS.B , 23 .57% , 10/19/26 . 7,783 7,638
L1880563.UP.FTS.B , 24 .05% , 10/19/26 ... 1,502 1,475
FW1877179.UP.FTS.B , 24 .14% , 10/19/26 . 11,516 2,774
L1878749.UP.FTS.B , 24 .6% , 10/19/26 .... 2,197 2,158
L1881431.UP.FTS.B , 24 .79% , 10/19/26 ... 878 862
L1877594.UP.FTS.B , 24 .95% , 10/19/26 ... 1,925 1,891
L1880129.UP.FTS.B , 24 .99% , 10/19/26 ... 1,893 1,860
L1877074.UP.FTS.B , 25 .09% , 10/19/26 ... 17,980 11,570
L1876477.UP.FTS.B , 25 .39% , 10/19/26 ... 1,933 1,899
L1876404.UP.FTS.B , 25 .47% , 10/19/26 ... 1,106 1,087
L1873948.UP.FTS.B , 25 .57% , 10/19/26 ... 5,535 5,438
FW1879167.UP.FTS.B , 25 .8% , 10/19/26 .. 531 522
L1879783.UP.FTS.B , 25 .86% , 10/19/26 ... 1,908 471
L1876834.UP.FTS.B , 26 .05% , 10/19/26 ... 9,501 2,300
FW1877802.UP.FTS.B , 26 .08% , 10/19/26 . 4,186 4,115
FW1877751.UP.FTS.B , 26 .95% , 10/19/26 . 2,336 1,527
FW1877173.UP.FTS.B , 27 .96% , 10/19/26 . 6,540 470
FW1877218.UP.FTS.B , 28 .56% , 10/19/26 . 5,698 5,606
FW1876795.UP.FTS.B , 29 .56% , 10/19/26 . 1,844 1,815
FW1871822.UP.FTS.B , 30 .64% , 10/19/26 . 5,827 5,739
FW1878098.UP.FTS.B , 30 .84% , 10/19/26 . 700 689
FW1878489.UP.FTS.B , 30 .93% , 10/19/26 . 936 610
FW1878804.UP.FTS.B , 31 .02% , 10/19/26 . 1,064 1,047
FW1880229.UP.FTS.B , 31 .05% , 10/19/26 . 819 806

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1877253.UP.FTS.B , 31 .23% , 10/19/26 . $ 738 $ –
FW1878691.UP.FTS.B , 31 .38% , 10/19/26 . 9,910 697
FW1877716.UP.FTS.B , 31 .6% , 10/19/26 .. 2,351 2,317
FW1876495.UP.FTS.B , 31 .7% , 10/19/26 .. 3,765 3,710
FW1876692.UP.FTS.B , 32 .21% , 10/19/26 . 5,477 5,308
FW1879021.UP.FTS.B , 32 .25% , 10/19/26 . 3,626 3,574
L1879363.UP.FTS.B , 23 .97% , 11/03/26 ... 4,550 329
FW1876658.UP.FTS.B , 27 .58% , 11/03/26 . 2,071 2,038
L1990756.UP.FTS.B , 7 .18% , 11/08/26 .... 5,523 5,365
L1990115.UP.FTS.B , 8 .12% , 11/08/26 .... 2,330 2,264
L1994718.UP.FTS.B , 8 .83% , 11/08/26 .... 8,940 8,687
L1991230.UP.FTS.B , 9 .13% , 11/08/26 .... 11,819 11,494
L1996991.UP.FTS.B , 9 .23% , 11/08/26 .... 13,120 12,751
L1994652.UP.FTS.B , 9 .68% , 11/08/26 .... 8,560 8,321
L1993451.UP.FTS.B , 9 .84% , 11/08/26 .... 5,786 5,627
L1992632.UP.FTS.B , 10 .14% , 11/08/26 ... 2,584 2,513
L1996355.UP.FTS.B , 10 .29% , 11/08/26 ... 6,230 6,060
L1992891.UP.FTS.B , 10 .76% , 11/08/26 ... 3,873 3,766
FW1995006.UP.FTS.B , 10 .93% , 11/08/26 . 6,281 6,110
L1988958.UP.FTS.B , 10 .98% , 11/08/26 ... 725 706
L1994793.UP.FTS.B , 11 .1% , 11/08/26 .... 7,552 3,237
L1998866.UP.FTS.B , 11 .49% , 11/08/26 ... 8,264 8,041
L1996448.UP.FTS.B , 11 .66% , 11/08/26 ... 19,537 19,007
FW1993483.UP.FTS.B , 11 .78% , 11/08/26 . 9,643 4,262
L1994627.UP.FTS.B , 11 .81% , 11/08/26 ... 2,930 2,850
L1999369.UP.FTS.B , 11 .96% , 11/08/26 ... 1,118 81
L1995371.UP.FTS.B , 12 .23% , 11/08/26 ... 1,964 1,911
L1995435.UP.FTS.B , 12 .23% , 11/08/26 ... 835 813
L1999575.UP.FTS.B , 12 .84% , 11/08/26 ... 544 530
L1989008.UP.FTS.B , 12 .93% , 11/08/26 ... 842 820
L1989940.UP.FTS.B , 12 .93% , 11/08/26 ... 1,387 1,350
L1996493.UP.FTS.B , 13 .68% , 11/08/26 ... 11,525 564
L1995820.UP.FTS.B , 14 .08% , 11/08/26 ... 4,412 4,301
L1993366.UP.FTS.B , 14 .1% , 11/08/26 .... 1,005 979
L1994789.UP.FTS.B , 14 .19% , 11/08/26 ... 3,521 3,429
FW1997293.UP.FTS.B , 14 .33% , 11/08/26 . 2,518 2,453
L1995404.UP.FTS.B , 14 .33% , 11/08/26 ... 4,029 3,959
FW1992670.UP.FTS.B , 14 .58% , 11/08/26 . 16,170 15,750
L1993869.UP.FTS.B , 14 .59% , 11/08/26 ... 3,211 1,677
L1991804.UP.FTS.B , 14 .89% , 11/08/26 ... 4,059 3,954
L1995379.UP.FTS.B , 15 .15% , 11/08/26 ... 3,561 3,469
FW1998913.UP.FTS.B , 15 .22% , 11/08/26 . 2,252 2,214
L1992261.UP.FTS.B , 15 .59% , 11/08/26 ... 1,431 1,395
FW1991255.UP.FTS.B , 15 .82% , 11/08/26 . 5,897 5,747
FW1994230.UP.FTS.B , 15 .86% , 11/08/26 . 2,235 302
L1992540.UP.FTS.B , 16% , 11/08/26 ..... 8,656 8,436
L1992970.UP.FTS.B , 16 .04% , 11/08/26 ... 7,639 7,509
L1989989.UP.FTS.B , 16 .18% , 11/08/26 ... 5,524 5,427
FW1992743.UP.FTS.B , 16 .8% , 11/08/26 .. 2,334 319
L1989606.UP.FTS.B , 16 .9% , 11/08/26 .... 2,077 2,042
L1993463.UP.FTS.B , 16 .94% , 11/08/26 ... 4,933 4,851
FW1999118.UP.FTS.B , 17 .22% , 11/08/26 . 3,127 3,075
L1993764.UP.FTS.B , 17 .26% , 11/08/26 ... 782 762
FW1998398.UP.FTS.B , 17 .48% , 11/08/26 . 2,607 2,564
L1991180.UP.FTS.B , 17 .58% , 11/08/26 ... 1,884 844
FW1995939.UP.FTS.B , 17 .87% , 11/08/26 . 8,414 8,272
L1988482.UP.FTS.B , 18 .26% , 11/08/26 ... 4,113 4,015
FW1989355.UP.FTS.B , 18 .43% , 11/08/26 . 10,067 9,899
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1996438.UP.FTS.B , 18 .51% , 11/08/26 ... $ 1,504 $ 1,480
L1995842.UP.FTS.B , 18 .87% , 11/08/26 ... 1,858 1,812
L1998235.UP.FTS.B , 19 .5% , 11/08/26 .... 1,935 141
L1996217.UP.FTS.B , 19 .54% , 11/08/26 ... 2,464 2,407
L1998611.UP.FTS.B , 20 .35% , 11/08/26 ... 13,161 12,858
L1996185.UP.FTS.B , 20 .69% , 11/08/26 ... 2,708 2,666
L1988462.UP.FTS.B , 20 .81% , 11/08/26 ... 3,421 3,368
L1991281.UP.FTS.B , 20 .82% , 11/08/26 ... 1,194 1,166
L1994689.UP.FTS.B , 21 .04% , 11/08/26 ... 2,193 2,143
L1989334.UP.FTS.B , 21 .32% , 11/08/26 ... 10,905 10,646
L1991956.UP.FTS.B , 21 .37% , 11/08/26 ... 1,092 1,075
L1989095.UP.FTS.B , 21 .91% , 11/08/26 ... 4,795 4,687
L1991663.UP.FTS.B , 21 .95% , 11/08/26 ... 5,632 5,499
FW1989899.UP.FTS.B , 22 .28% , 11/08/26 . 1,525 1,489
L1991475.UP.FTS.B , 22 .35% , 11/08/26 ... 1,103 1,077
FW1998089.UP.FTS.B , 22 .65% , 11/08/26 . 5,541 1,273
L1994202.UP.FTS.B , 22 .77% , 11/08/26 ... 37,558 2,689
FW1995331.UP.FTS.B , 23 .11% , 11/08/26 . 2,063 2,019
FW1994811.UP.FTS.B , 23 .15% , 11/08/26 . 5,775 5,645
L1999817.UP.FTS.B , 23 .27% , 11/08/26 ... 3,340 3,264
L1970963.UP.FTS.B , 23 .87% , 11/08/26 ... 3,160 1,492
L1989785.UP.FTS.B , 23 .91% , 11/08/26 ... 7,211 7,049
L1996843.UP.FTS.B , 24 .19% , 11/08/26 ... 5,621 5,494
FW1994028.UP.FTS.B , 24 .21% , 11/08/26 . 3,936 3,848
FW1991474.UP.FTS.B , 24 .66% , 11/08/26 . 3,388 3,313
L1989848.UP.FTS.B , 24 .75% , 11/08/26 ... 4,273 4,180
FW1991387.UP.FTS.B , 24 .97% , 11/08/26 . 2,439 2,386
L1991759.UP.FTS.B , 24 .98% , 11/08/26 ... 2,684 2,625
L1991265.UP.FTS.B , 25 .27% , 11/08/26 ... 1,568 1,534
L1919784.UP.FTS.B , 25 .31% , 11/08/26 ... 6,369 6,229
L1995398.UP.FTS.B , 25 .36% , 11/08/26 ... 1,479 1,447
L1988232.UP.FTS.B , 25 .43% , 11/08/26 ... 557 483
L1973901.UP.FTS.B , 25 .44% , 11/08/26 ... 4,741 670
L1992549.UP.FTS.B , 25 .44% , 11/08/26 ... 5,772 5,647
L1967532.UP.FTS.B , 25 .5% , 11/08/26 .... 2,953 214
L1995984.UP.FTS.B , 26 .08% , 11/08/26 ... 1,491 69
L1992732.UP.FTS.B , 26 .2% , 11/08/26 .... 2,581 2,526
L1989312.UP.FTS.B , 26 .43% , 11/08/26 ... 2,185 2,138
FW1998563.UP.FTS.B , 26 .46% , 11/08/26 . 1,419 1,388
FW1998048.UP.FTS.B , 26 .92% , 11/08/26 . 1,445 1,414
L1990551.UP.FTS.B , 26 .95% , 11/08/26 ... 6,898 6,753
FW1997243.UP.FTS.B , 26 .96% , 11/08/26 . 3,022 432
FW1994443.UP.FTS.B , 27 .95% , 11/08/26 . 5,850 5,730
FW1994756.UP.FTS.B , 28% , 11/08/26 ... 1,884 1,843
FW1996342.UP.FTS.B , 28 .14% , 11/08/26 . 4,094 4,009
FW1996228.UP.FTS.B , 28 .64% , 11/08/26 . 7,032 6,887
FW1992877.UP.FTS.B , 28 .84% , 11/08/26 . 525 515
FW1991541.UP.FTS.B , 29 .36% , 11/08/26 . 3,549 3,477
FW1999851.UP.FTS.B , 29 .4% , 11/08/26 .. 2,966 2,908
FW1995866.UP.FTS.B , 29 .41% , 11/08/26 . 1,921 1,882
FW1995850.UP.FTS.B , 29 .69% , 11/08/26 . 643 630
FW1992347.UP.FTS.B , 29 .82% , 11/08/26 . 17,824 17,466
FW1998032.UP.FTS.B , 29 .86% , 11/08/26 . 2,615 2,562
FW1994293.UP.FTS.B , 30 .31% , 11/08/26 . 855 839
FW1997312.UP.FTS.B , 30 .32% , 11/08/26 . 597 586
FW1989533.UP.FTS.B , 30 .48% , 11/08/26 . 844 827
FW1996257.UP.FTS.B , 30 .52% , 11/08/26 . 870 853
FW1991024.UP.FTS.B , 30 .67% , 11/08/26 . 660 647

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1996943.UP.FTS.B , 30 .67% , 11/08/26 . $ 239 $ 235
FW1998245.UP.FTS.B , 30 .99% , 11/08/26 . 5,344 5,239
FW1996197.UP.FTS.B , 31 .07% , 11/08/26 . 2,524 2,475
FW1994376.UP.FTS.B , 31 .11% , 11/08/26 . 962 943
FW1991890.UP.FTS.B , 31 .12% , 11/08/26 . 1,807 1,772
FW1994027.UP.FTS.B , 31 .13% , 11/08/26 . 1,626 1,595
FW1991332.UP.FTS.B , 31 .15% , 11/08/26 . 2,477 2,429
FW1988381.UP.FTS.B , 31 .18% , 11/08/26 . 2,034 1,994
FW1999282.UP.FTS.B , 31 .18% , 11/08/26 . 5,289 5,185
FW1999590.UP.FTS.B , 31 .42% , 11/08/26 . 3,015 2,957
L1995369.UP.FTS.B , 8 .19% , 11/10/26 .... 3,735 3,630
L1997469.UP.FTS.B , 17 .09% , 11/15/26 ... 4,800 4,685
L1997541.UP.FTS.B , 23 .86% , 11/15/26 ... 4,353 2,736
L2073684.UP.FTS.B , 7 .58% , 11/18/26 .... 4,609 4,480
L2070708.UP.FTS.B , 7 .71% , 11/18/26 .... 9,255 8,996
L2070082.UP.FTS.B , 8 .09% , 11/18/26 .... 9,317 9,057
L2041907.UP.FTS.B , 9 .16% , 11/18/26 .... 1,890 1,838
L2073150.UP.FTS.B , 9 .42% , 11/18/26 .... 7,728 7,517
L2071865.UP.FTS.B , 10 .09% , 11/18/26 ... 3,585 3,492
L2075029.UP.FTS.B , 10 .15% , 11/18/26 ... 5,051 4,921
L2074643.UP.FTS.B , 10 .22% , 11/18/26 ... 9,483 9,236
L2072338.UP.FTS.B , 10 .5% , 11/18/26 .... 3,605 3,507
L2075077.UP.FTS.B , 11 .07% , 11/18/26 ... 1,452 1,415
L2074489.UP.FTS.B , 11 .11% , 11/18/26 ... 11,041 10,757
FW2074336.UP.FTS.B , 11 .25% , 11/18/26 . 3,208 3,128
L2075040.UP.FTS.B , 11 .45% , 11/18/26 ... 6,792 6,618
FW2073066.UP.FTS.B , 11 .7% , 11/18/26 .. 2,482 544
L2074193.UP.FTS.B , 12 .02% , 11/18/26 ... 4,579 4,464
L2075044.UP.FTS.B , 12 .3% , 11/18/26 .... 1,966 1,916
L2074536.UP.FTS.B , 12 .35% , 11/18/26 ... 2,951 2,876
L2071456.UP.FTS.B , 12 .81% , 11/18/26 ... 18,417 17,951
L2073228.UP.FTS.B , 13 .71% , 11/18/26 ... 5,106 4,979
L2069740.UP.FTS.B , 13 .83% , 11/18/26 ... 8,087 7,885
L2073949.UP.FTS.B , 13 .85% , 11/18/26 ... 2,501 2,440
L2070988.UP.FTS.B , 13 .92% , 11/18/26 ... 4,010 3,911
L2070587.UP.FTS.B , 14 .32% , 11/18/26 ... 4,029 3,970
L2073985.UP.FTS.B , 14 .6% , 11/18/26 .... 3,043 220
L2074701.UP.FTS.B , 14 .63% , 11/18/26 ... 3,235 3,187
FW2075148.UP.FTS.B , 14 .93% , 11/18/26 . 2,030 2,000
FW2072823.UP.FTS.B , 15 .21% , 11/18/26 . 1,245 1,215
L1995487.UP.FTS.B , 15 .52% , 11/18/26 ... 2,566 2,521
L2074846.UP.FTS.B , 15 .74% , 11/18/26 ... 7,683 7,572
L2073860.UP.FTS.B , 16 .19% , 11/18/26 ... 1,545 1,523
L2071149.UP.FTS.B , 16 .73% , 11/18/26 ... 13,157 12,972
FW2074457.UP.FTS.B , 16 .98% , 11/18/26 . 14,265 1,992
FW2075122.UP.FTS.B , 17 .19% , 11/18/26 . 2,084 2,055
L2074833.UP.FTS.B , 17 .19% , 11/18/26 ... 7,321 7,215
FW2075446.UP.FTS.B , 17 .4% , 11/18/26 .. 2,038 2,010
FW2075299.UP.FTS.B , 17 .67% , 11/18/26 . 2,095 2,066
L2069944.UP.FTS.B , 18 .01% , 11/18/26 ... 5,272 5,198
L2063418.UP.FTS.B , 18 .03% , 11/18/26 ... 2,104 2,075
L2074570.UP.FTS.B , 18 .15% , 11/18/26 ... 8,822 5,523
L2074700.UP.FTS.B , 18 .17% , 11/18/26 ... 3,425 3,379
L2073937.UP.FTS.B , 18 .46% , 11/18/26 ... 6,231 6,146
FW2070090.UP.FTS.B , 18 .57% , 11/18/26 . 970 957
FW2074803.UP.FTS.B , 18 .88% , 11/18/26 . 6,638 6,550
L2071288.UP.FTS.B , 18 .9% , 11/18/26 .... 2,191 2,162
FW2070966.UP.FTS.B , 18 .96% , 11/18/26 . 3,188 3,124
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2071754.UP.FTS.B , 19 .22% , 11/18/26 ... $ 2,040 $ 2,001
FW2074495.UP.FTS.B , 19 .61% , 11/18/26 . 4,812 4,716
L2074954.UP.FTS.B , 19 .66% , 11/18/26 ... 2,913 2,855
L2073597.UP.FTS.B , 19 .97% , 11/18/26 ... 467 404
L2072694.UP.FTS.B , 20 .25% , 11/18/26 ... 1,779 1,744
L2071378.UP.FTS.B , 20 .26% , 11/18/26 ... 4,064 3,984
FW2070300.UP.FTS.B , 20 .46% , 11/18/26 . 5,430 5,325
L2073048.UP.FTS.B , 20 .74% , 11/18/26 ... 2,710 2,657
L2073994.UP.FTS.B , 21 .04% , 11/18/26 ... 2,719 2,665
L2074856.UP.FTS.B , 21 .95% , 11/18/26 ... 5,973 5,861
L2072786.UP.FTS.B , 22 .57% , 11/18/26 ... 7,775 7,634
L2074658.UP.FTS.B , 22 .83% , 11/18/26 ... 5,542 5,440
L2074869.UP.FTS.B , 22 .9% , 11/18/26 .... 1,770 1,486
L2073707.UP.FTS.B , 22 .91% , 11/18/26 ... 1,554 1,525
L2074779.UP.FTS.B , 22 .95% , 11/18/26 ... 5,563 5,464
L2073694.UP.FTS.B , 22 .99% , 11/18/26 ... 3,257 3,197
L2075061.UP.FTS.B , 23 .07% , 11/18/26 ... 5,105 5,011
L2073355.UP.FTS.B , 23 .21% , 11/18/26 ... 2,781 2,731
L2074657.UP.FTS.B , 23 .23% , 11/18/26 ... 2,115 2,077
L2075024.UP.FTS.B , 23 .38% , 11/18/26 ... 2,497 2,452
L2074932.UP.FTS.B , 23 .75% , 11/18/26 ... 5,403 3,474
L2074997.UP.FTS.B , 24 .24% , 11/18/26 ... 2,475 610
L2074747.UP.FTS.B , 24 .82% , 11/18/26 ... 1,987 293
L2073148.UP.FTS.B , 24 .83% , 11/18/26 ... 972 69
FW2073759.UP.FTS.B , 25 .15% , 11/18/26 . 679 668
L2075027.UP.FTS.B , 25 .16% , 11/18/26 ... 3,412 3,354
L2070719.UP.FTS.B , 25 .21% , 11/18/26 ... 3,878 2,520
L2075204.UP.FTS.B , 25 .29% , 11/18/26 ... 2,785 2,737
L2070829.UP.FTS.B , 25 .31% , 11/18/26 ... 568 557
L2070733.UP.FTS.B , 25 .4% , 11/18/26 .... 1,722 1,693
L2045168.UP.FTS.B , 25 .61% , 11/18/26 ... 4,952 4,867
FW2075060.UP.FTS.B , 26 .35% , 11/18/26 . 2,919 2,872
FW2074102.UP.FTS.B , 27 .44% , 11/18/26 . 1,502 1,477
FW2073976.UP.FTS.B , 27 .83% , 11/18/26 . 1,030 1,013
FW2075115.UP.FTS.B , 29 .25% , 11/18/26 . 3,546 3,491
FW2074160.UP.FTS.B , 29 .41% , 11/18/26 . 44 43
FW2074265.UP.FTS.B , 29 .67% , 11/18/26 . 5,042 4,966
FW2067233.UP.FTS.B , 29 .68% , 11/18/26 . 1,068 1,052
FW2074064.UP.FTS.B , 29 .92% , 11/18/26 . 1,071 1,055
FW2073506.UP.FTS.B , 30 .43% , 11/18/26 . 566 557
FW2072059.UP.FTS.B , 30 .46% , 11/18/26 . 2,700 2,662
FW2072695.UP.FTS.B , 30 .47% , 11/18/26 . 598 589
FW2074740.UP.FTS.B , 30 .66% , 11/18/26 . 19,245 18,962
FW2073859.UP.FTS.B , 30 .99% , 11/18/26 . 1,261 1,243
FW2070830.UP.FTS.B , 31% , 11/18/26 ... 2,342 2,308
FW2074713.UP.FTS.B , 31 .25% , 11/18/26 . 4,540 1,119
FW2070592.UP.FTS.B , 31 .39% , 11/18/26 . 1,838 1,811
L1989003.UP.FTS.B , 15 .35% , 11/20/26 ... 12,721 12,394
FW1993779.UP.FTS.B , 28 .2% , 11/20/26 .. 8,851 8,673
L1989271.UP.FTS.B , 15 .62% , 11/22/26 ... 6,654 1,442
FW1991256.UP.FTS.B , 25 .07% , 11/22/26 . 12,708 12,439
L2074195.UP.FTS.B , 15 .15% , 11/24/26 ... 5,101 4,977
L2074379.UP.FTS.B , 20 .93% , 12/03/26 ... 10,362 10,166
L2216952.UP.FTS.B , 8 .42% , 12/09/26 .... 8,701 8,455
L2217859.UP.FTS.B , 8 .75% , 12/09/26 .... 9,745 9,476
L2215533.UP.FTS.B , 9 .49% , 12/09/26 .... 2,337 2,274
L2214523.UP.FTS.B , 9 .75% , 12/09/26 .... 12,429 12,089
L2214639.UP.FTS.B , 9 .77% , 12/09/26 .... 4,193 4,077

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2217133.UP.FTS.B , 11 .03% , 12/09/26 ... $ 12,500 $ 12,158
FW2216190.UP.FTS.B , 12 .02% , 12/09/26 . 2,536 2,467
L2215565.UP.FTS.B , 13 .14% , 12/09/26 ... 3,084 3,002
L2214819.UP.FTS.B , 13 .75% , 12/09/26 ... 3,087 3,005
L2215433.UP.FTS.B , 14 .02% , 12/09/26 ... 1,039 1,011
L2218351.UP.FTS.B , 14 .35% , 12/09/26 ... 505 492
L2216039.UP.FTS.B , 16 .11% , 12/09/26 ... 2,660 2,615
FW2215838.UP.FTS.B , 16 .38% , 12/09/26 . 4,261 4,189
L2215859.UP.FTS.B , 16 .43% , 12/09/26 ... 2,295 2,257
L2217862.UP.FTS.B , 16 .51% , 12/09/26 ... 5,820 5,723
L2217548.UP.FTS.B , 17 .23% , 12/09/26 ... 8,079 7,946
L2216029.UP.FTS.B , 17 .52% , 12/09/26 ... 4,404 318
L2217603.UP.FTS.B , 17 .91% , 12/09/26 ... 3,380 3,325
FW2216465.UP.FTS.B , 18 .28% , 12/09/26 . 912 898
L2214500.UP.FTS.B , 18 .31% , 12/09/26 ... 18,473 7,999
L2217227.UP.FTS.B , 18 .97% , 12/09/26 ... 6,040 5,902
L2213701.UP.FTS.B , 19 .91% , 12/09/26 ... 1,609 1,573
L2215303.UP.FTS.B , 20 .05% , 12/09/26 ... 3,888 3,797
L2215373.UP.FTS.B , 20 .25% , 12/09/26 ... 557 548
FW2214210.UP.FTS.B , 20 .55% , 12/09/26 . 2,793 2,730
FW2213572.UP.FTS.B , 21 .18% , 12/09/26 . 1,156 1,130
FW2215010.UP.FTS.B , 21 .32% , 12/09/26 . 1,127 1,109
L2214734.UP.FTS.B , 21 .37% , 12/09/26 ... 6,050 5,915
FW2215319.UP.FTS.B , 21 .51% , 12/09/26 . 2,256 2,205
L2216265.UP.FTS.B , 21 .78% , 12/09/26 ... 2,907 1,354
L2217016.UP.FTS.B , 21 .8% , 12/09/26 .... 2,477 2,422
L2214771.UP.FTS.B , 21 .93% , 12/09/26 ... 1,479 207
L2217244.UP.FTS.B , 21 .96% , 12/09/26 ... 2,835 2,773
FW2217920.UP.FTS.B , 22 .05% , 12/09/26 . 2,602 366
L2213576.UP.FTS.B , 22 .2% , 12/09/26 .... 2,032 1,988
L2217530.UP.FTS.B , 22 .65% , 12/09/26 ... 2,572 2,517
L2199212.UP.FTS.B , 23 .01% , 12/09/26 ... 7,952 7,779
L1410812.UP.FTS.B , 23 .09% , 12/09/26 ... 7,470 352
FW2209695.UP.FTS.B , 23 .37% , 12/09/26 . 2,834 2,772
L2214174.UP.FTS.B , 23 .38% , 12/09/26 ... 569 557
FW2215830.UP.FTS.B , 23 .46% , 12/09/26 . 633 620
L2217598.UP.FTS.B , 23 .52% , 12/09/26 ... 5,529 5,410
L2218003.UP.FTS.B , 23 .87% , 12/09/26 ... 1,171 1,146
FW2218127.UP.FTS.B , 24 .14% , 12/09/26 . 5,796 5,673
L2216002.UP.FTS.B , 24 .2% , 12/09/26 .... 2,767 2,710
FW2214164.UP.FTS.B , 24 .23% , 12/09/26 . 20,423 19,991
L2215396.UP.FTS.B , 24 .34% , 12/09/26 ... 2,486 2,433
FW2214689.UP.FTS.B , 24 .38% , 12/09/26 . 4,373 4,281
L2218752.UP.FTS.B , 24 .44% , 12/09/26 ... 865 847
L2217516.UP.FTS.B , 24 .76% , 12/09/26 ... 861 843
L2218428.UP.FTS.B , 25 .03% , 12/09/26 ... 998 72
L2215729.UP.FTS.B , 25 .13% , 12/09/26 ... 8,917 8,738
L2215557.UP.FTS.B , 25 .29% , 12/09/26 ... 1,348 1,320
FW2217958.UP.FTS.B , 25 .35% , 12/09/26 . 3,003 216
L2213659.UP.FTS.B , 25 .4% , 12/09/26 .... 2,232 2,187
L2217765.UP.FTS.B , 25 .4% , 12/09/26 .... 699 99
L2215136.UP.FTS.B , 25 .42% , 12/09/26 ... 2,756 2,698
L2214897.UP.FTS.B , 25 .44% , 12/09/26 ... 9,628 9,429
L2214140.UP.FTS.B , 25 .45% , 12/09/26 ... 1,250 1,225
L2217964.UP.FTS.B , 25 .45% , 12/09/26 ... 4,174 44
L2214064.UP.FTS.B , 25 .48% , 12/09/26 ... 2,877 2,818
L2216607.UP.FTS.B , 25 .48% , 12/09/26 ... 1,762 1,726
FW2216203.UP.FTS.B , 25 .54% , 12/09/26 . 3,760 3,683
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2214388.UP.FTS.B , 25 .7% , 12/09/26 .... $ 2,184 $ 2,141
L2218260.UP.FTS.B , 25 .7% , 12/09/26 .... 3,884 3,805
L2218303.UP.FTS.B , 25 .88% , 12/09/26 ... 4,423 623
L2216795.UP.FTS.B , 26 .15% , 12/09/26 ... 7,981 7,819
L2217875.UP.FTS.B , 26 .21% , 12/09/26 ... 4,754 4,661
FW2215725.UP.FTS.B , 28 .05% , 12/09/26 . 4,818 4,727
FW2215661.UP.FTS.B , 28 .62% , 12/09/26 . 7,229 7,091
FW2216442.UP.FTS.B , 29 .14% , 12/09/26 . 5,568 5,467
FW2218562.UP.FTS.B , 29 .96% , 12/09/26 . 623 612
FW2217960.UP.FTS.B , 30 .51% , 12/09/26 . 3,081 3,027
FW2217757.UP.FTS.B , 30 .55% , 12/09/26 . 1,903 1,871
FW2216633.UP.FTS.B , 30 .84% , 12/09/26 . 618 607
FW2213785.UP.FTS.B , 30 .97% , 12/09/26 . 1,981 1,948
FW2205180.UP.FTS.B , 31 .15% , 12/09/26 . 18,131 8,609
FW2217843.UP.FTS.B , 31 .21% , 12/09/26 . 773 384
FW2216011.UP.FTS.B , 31 .3% , 12/09/26 .. 1,405 666
FW2215916.UP.FTS.B , 31 .42% , 12/09/26 . 1,055 1,036
FW2216867.UP.FTS.B , 31 .83% , 12/09/26 . 3,287 3,229
FW2217138.UP.FTS.B , 32 .58% , 12/09/26 . 4,310 4,125
FW2219336.UP.FTS.B , 7 .29% , 12/10/26 .. 4,781 4,644
FW2218855.UP.FTS.B , 7 .72% , 12/10/26 .. 579 571
L2220935.UP.FTS.B , 8 .04% , 12/10/26 .... 5,312 5,164
L2220551.UP.FTS.B , 8 .19% , 12/10/26 .... 1,064 1,034
L2222014.UP.FTS.B , 9 .11% , 12/10/26 .... 13,079 2,709
L2220654.UP.FTS.B , 9 .13% , 12/10/26 .... 9,988 9,742
L2220216.UP.FTS.B , 9 .67% , 12/10/26 .... 7,500 7,339
L2221664.UP.FTS.B , 9 .98% , 12/10/26 .... 369 364
FW2219804.UP.FTS.B , 10 .44% , 12/10/26 . 4,974 4,838
FW2222412.UP.FTS.B , 10 .49% , 12/10/26 . 498 484
L2220336.UP.FTS.B , 11 .03% , 12/10/26 ... 2,479 2,417
L2220236.UP.FTS.B , 11 .73% , 12/10/26 ... 10,842 10,550
L2220260.UP.FTS.B , 12 .23% , 12/10/26 ... 25,424 24,740
FW2220027.UP.FTS.B , 13 .09% , 12/10/26 . 5,136 5,000
L2221352.UP.FTS.B , 13 .11% , 12/10/26 ... 448 437
L2221255.UP.FTS.B , 13 .17% , 12/10/26 ... 3,878 1,671
L2220245.UP.FTS.B , 13 .24% , 12/10/26 ... 13,690 13,326
L2218875.UP.FTS.B , 13 .44% , 12/10/26 ... 6,188 6,025
L2221936.UP.FTS.B , 13 .59% , 12/10/26 ... 3,309 3,221
L2220922.UP.FTS.B , 13 .6% , 12/10/26 .... 3,617 3,522
L2211103.UP.FTS.B , 13 .86% , 12/10/26 ... 6,787 6,608
L2221071.UP.FTS.B , 14 .15% , 12/10/26 ... 2,030 1,991
FW2219337.UP.FTS.B , 14 .64% , 12/10/26 . 2,387 2,332
L2221548.UP.FTS.B , 14 .74% , 12/10/26 ... 524 510
FW2222326.UP.FTS.B , 14 .82% , 12/10/26 . 9,172 8,935
L2219252.UP.FTS.B , 15 .58% , 12/10/26 ... 2,735 400
L2194261.UP.FTS.B , 15 .71% , 12/10/26 ... 5,995 5,894
FW2219230.UP.FTS.B , 15 .75% , 12/10/26 . 5,899 5,798
FW2221359.UP.FTS.B , 17 .28% , 12/10/26 . 1,445 1,421
FW2221538.UP.FTS.B , 17 .36% , 12/10/26 . 8,631 8,492
L2219356.UP.FTS.B , 17 .56% , 12/10/26 ... 5,788 5,692
L2183750.UP.FTS.B , 17 .62% , 12/10/26 ... 4,330 4,258
L2220037.UP.FTS.B , 17 .77% , 12/10/26 ... 1,734 1,706
L2219692.UP.FTS.B , 18 .1% , 12/10/26 .... 2,048 149
L2222111.UP.FTS.B , 18 .1% , 12/10/26 .... 2,992 2,944
FW2217304.UP.FTS.B , 18 .29% , 12/10/26 . 627 46
L2210120.UP.FTS.B , 18 .97% , 12/10/26 ... 1,868 1,826
FW2219505.UP.FTS.B , 19 .04% , 12/10/26 . 12,733 12,450
FW2219062.UP.FTS.B , 19 .4% , 12/10/26 .. 3,165 3,094

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2221797.UP.FTS.B , 19 .44% , 12/10/26 ... $ 8,901 $ 8,703
L2221919.UP.FTS.B , 19 .66% , 12/10/26 ... 3,098 3,029
L2221739.UP.FTS.B , 19 .78% , 12/10/26 ... 4,985 4,870
L2221097.UP.FTS.B , 19 .86% , 12/10/26 ... 1,271 1,243
L2219823.UP.FTS.B , 20 .59% , 12/10/26 ... 3,625 259
L2221612.UP.FTS.B , 20 .59% , 12/10/26 ... 6,725 6,576
L2222005.UP.FTS.B , 20 .98% , 12/10/26 ... 4,507 4,437
L2222012.UP.FTS.B , 21 .64% , 12/10/26 ... 1,994 1,951
FW2219145.UP.FTS.B , 21 .86% , 12/10/26 . 9,514 9,310
FW2220653.UP.FTS.B , 22 .15% , 12/10/26 . 3,461 3,388
FW2220221.UP.FTS.B , 22 .46% , 12/10/26 . 3,988 3,902
FW2220294.UP.FTS.B , 22 .87% , 12/10/26 . 11,472 11,232
L2220670.UP.FTS.B , 23 .96% , 12/10/26 ... 1,634 1,601
FW2214196.UP.FTS.B , 23 .98% , 12/10/26 . 3,509 3,438
L2219719.UP.FTS.B , 24 .34% , 12/10/26 ... 872 855
FW2222025.UP.FTS.B , 24 .95% , 12/10/26 . 5,879 5,763
L2221560.UP.FTS.B , 25 .03% , 12/10/26 ... 1,398 1,370
L2220844.UP.FTS.B , 25 .09% , 12/10/26 ... 1,521 1,490
L2222466.UP.FTS.B , 25 .12% , 12/10/26 ... 6,146 6,025
L2219737.UP.FTS.B , 25 .45% , 12/10/26 ... 1,581 224
L2222516.UP.FTS.B , 25 .46% , 12/10/26 ... 571 310
L2222196.UP.FTS.B , 25 .5% , 12/10/26 .... 1,631 231
L2222524.UP.FTS.B , 25 .5% , 12/10/26 .... 1,586 1,554
L2219005.UP.FTS.B , 25 .75% , 12/10/26 ... 2,360 112
FW2219378.UP.FTS.B , 27 .07% , 12/10/26 . 7,255 7,120
FW2218817.UP.FTS.B , 27 .5% , 12/10/26 .. 2,477 2,429
FW2221398.UP.FTS.B , 27 .53% , 12/10/26 . 3,524 36
FW2220064.UP.FTS.B , 27 .61% , 12/10/26 . 1,416 1,389
FW2219847.UP.FTS.B , 28 .03% , 12/10/26 . 3,576 3,508
FW2220128.UP.FTS.B , 28 .06% , 12/10/26 . 3,011 2,954
FW2221547.UP.FTS.B , 28 .78% , 12/10/26 . 2,122 2,083
FW2222054.UP.FTS.B , 29 .08% , 12/10/26 . 4,863 4,773
FW2218160.UP.FTS.B , 29 .47% , 12/10/26 . 3,161 451
FW2219414.UP.FTS.B , 29 .72% , 12/10/26 . 3,921 952
FW2220353.UP.FTS.B , 29 .92% , 12/10/26 . 1,852 1,819
FW2221075.UP.FTS.B , 30 .26% , 12/10/26 . 2,151 2,112
FW2221564.UP.FTS.B , 30 .28% , 12/10/26 . 2,336 2,294
FW2221531.UP.FTS.B , 30 .36% , 12/10/26 . 2,152 2,114
FW2221439.UP.FTS.B , 30 .5% , 12/10/26 .. 1,354 1,330
FW2219745.UP.FTS.B , 31 .03% , 12/10/26 . 1,423 1,398
FW2216231.UP.FTS.B , 31 .22% , 12/10/26 . 2,169 2,131
FW2218939.UP.FTS.B , 31 .36% , 12/10/26 . 2,482 2,438
FW2219361.UP.FTS.B , 31 .69% , 12/10/26 . 9,150 8,991
L2220687.UP.FTS.B , 23 .72% , 12/11/26 ... 1,516 1,482
L2219088.UP.FTS.B , 10 .44% , 12/13/26 ... 11,136 4,666
L2217252.UP.FTS.B , 25 .25% , 12/14/26 ... 1,177 1,152
L2220278.UP.FTS.B , 18 .47% , 12/15/26 ... 3,277 3,225
L2222184.UP.FTS.B , 12 .02% , 12/16/26 ... 4,270 4,155
L2216987.UP.FTS.B , 17 .24% , 12/16/26 ... 5,385 5,260
FW2214828.UP.FTS.B , 15 .83% , 12/24/26 . 6,064 3,747
FW2213955.UP.FTS.B , 18 .45% , 12/24/26 . 5,110 3,166
FW2220958.UP.FTS.B , 32 .58% , 12/25/26 . 4,751 4,673
FW2217553.UP.FTS.B , 16 .03% , 12/28/26 . 3,199 3,118
L1612765.UP.FTS.B , 17 .19% , 1/23/27 .... 10,216 684
L1611722.UP.FTS.B , 19 .13% , 1/23/27 .... 4,262 4,179
L1611110.UP.FTS.B , 20 .52% , 1/23/27 .... 10,712 10,530
L1612410.UP.FTS.B , 21 .86% , 1/23/27 .... 2,912 2,858
L1612489.UP.FTS.B , 23 .23% , 1/23/27 .... 2,468 2,428
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1612781.UP.FTS.B , 27 .12% , 1/23/27 .. $ 7,079 $ 248
L1614273.UP.FTS.B , 14 .09% , 1/24/27 .... 5,773 5,625
L1613957.UP.FTS.B , 19 .33% , 1/24/27 .... 6,388 6,269
L1616477.UP.FTS.B , 19 .45% , 1/24/27 .... 3,436 3,372
L1613477.UP.FTS.B , 20 .77% , 1/24/27 .... 1,872 1,840
FW1615331.UP.FTS.B , 21 .76% , 1/24/27 .. 12,724 8,461
L1614645.UP.FTS.B , 22 .79% , 1/24/27 .... 1,769 1,740
L1616362.UP.FTS.B , 23 .47% , 1/24/27 .... 3,551 3,497
L1613119.UP.FTS.B , 24 .86% , 1/24/27 .... 9,503 5,916
FW1613124.UP.FTS.B , 26 .6% , 1/24/27 ... 10,382 6,606
FW1605600.UP.FTS.B , 29 .46% , 1/24/27 .. 4,634 4,583
FW1616426.UP.FTS.B , 30 .21% , 1/24/27 .. 1,207 1,194
FW1615354.UP.FTS.B , 31 .17% , 1/24/27 .. 8,156 8,064
L1619050.UP.FTS.B , 15 .55% , 1/25/27 .... 2,146 2,114
FW1615921.UP.FTS.B , 28 .4% , 1/25/27 ... 11,505 11,375
FW1705472.UP.FTS.B , 19 .5% , 2/13/27 ... 5,902 5,814
L1706613.UP.FTS.B , 27 .15% , 2/13/27 .... 5,377 5,307
L1879248.UP.FTS.B , 19 .71% , 3/19/27 .... 3,625 3,554
L1877722.UP.FTS.B , 20 .57% , 3/19/27 .... 9,580 9,392
L1880423.UP.FTS.B , 25 .24% , 3/19/27 .... 4,651 2,912
FW1879017.UP.FTS.B , 25 .45% , 3/19/27 .. 17,647 1,494
L1878925.UP.FTS.B , 26 .03% , 3/19/27 .... 5,975 431
FW1880356.UP.FTS.B , 28 .86% , 3/19/27 .. 1,616 1,595
FW1876491.UP.FTS.B , 30 .62% , 3/19/27 .. 5,038 359
FW1876421.UP.FTS.B , 26 .08% , 3/27/27 .. 3,770 3,716
L1991593.UP.FTS.B , 11 .07% , 4/08/27 .... 26,817 25,999
FW1989633.UP.FTS.B , 11 .19% , 4/08/27 .. 3,014 2,929
L1998298.UP.FTS.B , 13 .53% , 4/08/27 .... 2,657 2,582
L1993514.UP.FTS.B , 16 .68% , 4/08/27 .... 2,551 186
L1990886.UP.FTS.B , 17 .65% , 4/08/27 .... 4,511 4,429
L1991140.UP.FTS.B , 17 .85% , 4/08/27 .... 3,349 110
L1999227.UP.FTS.B , 17 .88% , 4/08/27 .... 13,102 1,716
L1991181.UP.FTS.B , 20 .28% , 4/08/27 .... 6,416 6,267
L1997930.UP.FTS.B , 20 .97% , 4/08/27 .... 2,626 2,567
L1992016.UP.FTS.B , 21% , 4/08/27 ...... 20,267 19,809
L1995141.UP.FTS.B , 22 .04% , 4/08/27 .... 21,377 20,902
FW1995724.UP.FTS.B , 22 .43% , 4/08/27 .. 9,311 9,126
L1996768.UP.FTS.B , 23 .2% , 4/08/27 .... 6,281 6,149
L1990332.UP.FTS.B , 24 .87% , 4/08/27 .... 8,316 8,179
L1989064.UP.FTS.B , 25 .45% , 4/08/27 .... 1,593 708
FW1990199.UP.FTS.B , 27 .43% , 4/08/27 .. 10,803 10,597
FW1996955.UP.FTS.B , 27 .91% , 4/08/27 .. 1,087 492
FW1993453.UP.FTS.B , 28 .76% , 4/08/27 .. 8,413 8,272
FW1996092.UP.FTS.B , 29 .72% , 4/08/27 .. 2,262 2,229
FW1988366.UP.FTS.B , 30 .88% , 4/08/27 .. 4,398 1,917
FW1990513.UP.FTS.B , 31 .11% , 4/08/27 .. 3,326 3,274
L2075589.UP.FTS.B , 16 .26% , 4/18/27 .... 4,634 4,499
L2071590.UP.FTS.B , 16 .75% , 4/18/27 .... 4,096 4,026
L2074108.UP.FTS.B , 16 .87% , 4/18/27 .... 1,709 1,681
L2070593.UP.FTS.B , 17 .59% , 4/18/27 .... 12,468 12,152
L2074593.UP.FTS.B , 18 .9% , 4/18/27 .... 1,092 1,072
L2060606.UP.FTS.B , 19 .84% , 4/18/27 .... 22,717 13,823
FW2071863.UP.FTS.B , 19 .94% , 4/18/27 .. 31,497 30,935
L2074730.UP.FTS.B , 20 .02% , 4/18/27 .... 2,784 2,731
L2073933.UP.FTS.B , 20 .06% , 4/18/27 .... 3,605 2,182
L2074554.UP.FTS.B , 20 .64% , 4/18/27 .... 15,297 1,108
FW2075442.UP.FTS.B , 22 .23% , 4/18/27 .. 4,812 4,729
L2073235.UP.FTS.B , 22 .81% , 4/18/27 .... 4,509 4,429

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2071257.UP.FTS.B , 25 .4% , 4/18/27 .... $ 667 $ 48
L2072907.UP.FTS.B , 25 .45% , 4/18/27 .... 3,024 219
FW2075168.UP.FTS.B , 30 .19% , 4/18/27 .. 1,901 1,520
FW2069880.UP.FTS.B , 30 .4% , 4/18/27 ... 4,355 4,310
FW1990667.UP.FTS.B , 27 .83% , 4/22/27 .. 3,355 765
L1988372.UP.FTS.B , 13 .34% , 4/23/27 .... 3,098 1,889
L1993049.UP.FTS.B , 14 .87% , 4/23/27 .... 12,098 11,759
L1990580.UP.FTS.B , 19 .47% , 4/23/27 .... 16,469 1,182
L1996800.UP.FTS.B , 25 .32% , 4/23/27 .... 16,920 16,581
L2214144.UP.FTS.B , 11 .27% , 5/09/27 .... 4,184 4,076
L2218652.UP.FTS.B , 13 .28% , 5/09/27 .... 6,577 806
L2215903.UP.FTS.B , 18 .3% , 5/09/27 .... 2,335 2,288
L1410942.UP.FTS.B , 18 .88% , 5/09/27 .... 5,960 5,823
L2218508.UP.FTS.B , 20 .09% , 5/09/27 .... 4,289 4,215
L2217932.UP.FTS.B , 21 .91% , 5/09/27 .... 11,384 1,489
FW2216167.UP.FTS.B , 23 .76% , 5/09/27 .. 4,215 4,136
L2198465.UP.FTS.B , 24 .17% , 5/09/27 .... 3,194 3,132
L2216524.UP.FTS.B , 25 .42% , 5/09/27 .... 8,035 7,907
FW2218340.UP.FTS.B , 31 .07% , 5/09/27 .. 6,868 6,794
L2221765.UP.FTS.B , 7 .56% , 5/10/27 .... 5,087 4,942
L2211511.UP.FTS.B , 12 .64% , 5/10/27 .... 36,691 13,987
L2221618.UP.FTS.B , 12 .8% , 5/10/27 .... 3,105 3,021
FW2219474.UP.FTS.B , 13 .95% , 5/10/27 .. 7,418 7,213
L2220695.UP.FTS.B , 14 .81% , 5/10/27 .... 3,580 445
L2221125.UP.FTS.B , 15 .5% , 5/10/27 ..... 1,205 1,172
L2221646.UP.FTS.B , 18 .79% , 5/10/27 .... 6,284 6,147
L2221701.UP.FTS.B , 19 .55% , 5/10/27 .... 4,354 4,274
L2220257.UP.FTS.B , 19 .73% , 5/10/27 .... 3,617 13
L2222062.UP.FTS.B , 23 .82% , 5/10/27 .... 6,546 6,410
L2222460.UP.FTS.B , 25 .39% , 5/10/27 .... 2,140 479
FW2220970.UP.FTS.B , 26 .98% , 5/10/27 .. 603 286
FW2222345.UP.FTS.B , 30 .23% , 5/10/27 .. 352 345
FW2219211.UP.FTS.B , 31 .11% , 5/10/27 .. 3,796 3,753
FW2219137.UP.FTS.B , 32 .32% , 5/10/27 .. 6,339 2,790
FW2218331.UP.FTS.B , 30 .75% , 5/14/27 .. 4,691 336
L2219046.UP.FTS.B , 24 .89% , 5/15/27 .... 4,560 4,488
FW2214150.UP.FTS.B , 26 .84% , 5/24/27 .. 1,794 1,769
L1600527.UP.FTS.B , 20 .35% , 6/24/27 .... 6,271 3,757
FW1613781.UP.FTS.B , 20 .91% , 6/24/27 .. 119 117
FW1616102.UP.FTS.B , 32 .95% , 6/24/27 .. 2,766 2,678
L1619343.UP.FTS.B , 16 .69% , 6/25/27 .... 6,112 6,025
L1705864.UP.FTS.B , 19 .54% , 7/13/27 .... 18,288 17,829
L1706347.UP.FTS.B , 23 .37% , 7/13/27 .... 5,359 5,253
FW1705037.UP.FTS.B , 26 .99% , 7/13/27 .. 1,288 1,246
FW1998543.UP.FTS.B , 22 .52% , 9/13/27 .. 10,600 10,281
L2074857.UP.FTS.B , 16 .11% , 9/18/27 .... 14,812 14,373
FW2214435.UP.FTS.B , 13 .25% , 10/09/27 . 13,779 13,398
L2217220.UP.FTS.B , 24 .27% , 10/09/27 ... 4,329 4,207
FW2217284.UP.FTS.B , 26 .82% , 10/09/27 . 3,527 255
FW2221749.UP.FTS.B , 30 .5% , 10/10/27 .. 900 64
L2074618.UP.FTS.B , 27 .13% , 4/18/29 .... 3,181 224
FW1611989.UP.FTS.B , 12 .35% , 8/23/34 .. 486 35
L1611926.UP.FTS.B , 17 .14% , 8/23/34 .... 114 8
FW1611869.UP.FTS.B , 19 .81% , 8/23/34 .. 59 20
L1616998.UP.FTS.B , 18 .36% , 8/24/34 .... 351 25
L1620021.UP.FTS.B , 20 .47% , 8/25/34 .... 75 31
L1702670.UP.FTS.B , 17 .62% , 9/13/34 .... 280 25
L1705350.UP.FTS.B , 7 .7% , 9/26/34 ..... 496 36
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1880015.UP.FTS.B , 10 .71% , 10/19/34 . $ 573 $ 547
FW1877508.UP.FTS.B , 20 .09% , 10/19/34 . 244 227
L1880362.UP.FTS.B , 23 .34% , 10/19/34 ... 139 4
L1877399.UP.FTS.B , 18 .99% , 10/28/34 ... 72 49
L1876918.UP.FTS.B , 23 .43% , 11/01/34 ... 54 54
FW1991266.UP.FTS.B , 5 .75% , 11/08/34 .. 187 185
L1996492.UP.FTS.B , 5 .82% , 11/08/34 .... 75 75
L1994177.UP.FTS.B , 6 .01% , 11/08/34 .... 495 464
FW1997734.UP.FTS.B , 6 .36% , 11/08/34 .. 243 241
L1991938.UP.FTS.B , 7 .13% , 11/08/34 .... 150 149
FW1988815.UP.FTS.B , 10 .61% , 11/08/34 . 48 48
L1990488.UP.FTS.B , 10 .69% , 11/08/34 ... 324 320
L1990483.UP.FTS.B , 10 .71% , 11/08/34 ... 29 29
L1989128.UP.FTS.B , 11 .31% , 11/08/34 ... 81 80
L1998240.UP.FTS.B , 14 .07% , 11/08/34 ... 602 593
FW1989018.UP.FTS.B , 14 .66% , 11/08/34 . 303 299
FW1999553.UP.FTS.B , 14 .97% , 11/08/34 . 72 67
FW1991866.UP.FTS.B , 15 .28% , 11/08/34 . 2 2
L1992799.UP.FTS.B , 15 .97% , 11/08/34 ... 171 168
L1994442.UP.FTS.B , 16 .18% , 11/08/34 ... 69 68
L1969331.UP.FTS.B , 16 .28% , 11/08/34 ... 35 34
L1987185.UP.FTS.B , 17 .72% , 11/08/34 ... 150 95
FW1991976.UP.FTS.B , 18 .69% , 11/08/34 . 149 147
FW1998538.UP.FTS.B , 20 .31% , 11/08/34 . 139 136
L1999186.UP.FTS.B , 20 .9% , 11/08/34 .... 118 116
L1990534.UP.FTS.B , 22 .07% , 11/08/34 ... 408 401
FW1989573.UP.FTS.B , 22 .36% , 11/08/34 . 56 55
L1994045.UP.FTS.B , 22 .76% , 11/08/34 ... 102 100
L1992601.UP.FTS.B , 23 .37% , 11/08/34 ... 52 49
FW1990565.UP.FTS.B , 26 .42% , 11/08/34 . 105 104
FW1999260.UP.FTS.B , 28 .83% , 11/08/34 . 283 279
FW1989730.UP.FTS.B , 9 .3% , 11/10/34 ... 457 451
L2075196.UP.FTS.B , 6 .5% , 11/18/34 ..... 46 45
L2067255.UP.FTS.B , 7 .27% , 11/18/34 .... 407 402
L2071958.UP.FTS.B , 10 .19% , 11/18/34 ... 847 61
L2042230.UP.FTS.B , 10 .36% , 11/18/34 ... 39 38
L2069761.UP.FTS.B , 11 .37% , 11/18/34 ... 177 46
L2074825.UP.FTS.B , 11 .88% , 11/18/34 ... 58 58
L2069517.UP.FTS.B , 12 .06% , 11/18/34 ... 663 635
L2074624.UP.FTS.B , 14 .71% , 11/18/34 ... 101 100
L2070764.UP.FTS.B , 16 .31% , 11/18/34 ... 87 86
L2070361.UP.FTS.B , 16 .86% , 11/18/34 ... 281 277
L2043746.UP.FTS.B , 18% , 11/18/34 ..... 212 210
L2075163.UP.FTS.B , 19 .13% , 11/18/34 ... 192 189
L2070689.UP.FTS.B , 19 .39% , 11/18/34 ... 367 363
L2074866.UP.FTS.B , 20 .36% , 11/18/34 ... 21 21
L2069989.UP.FTS.B , 21 .94% , 11/18/34 ... 632 610
FW2074575.UP.FTS.B , 21 .98% , 11/18/34 . 184 182
L2075360.UP.FTS.B , 22 .53% , 11/18/34 ... 75 67
L2071339.UP.FTS.B , 23 .22% , 11/18/34 ... 367 362
FW2074738.UP.FTS.B , 25 .07% , 11/18/34 . 158 156
FW2073544.UP.FTS.B , 26 .86% , 11/18/34 . 78 77
FW2074174.UP.FTS.B , 27 .6% , 11/18/34 .. 49 48
FW2074605.UP.FTS.B , 29% , 11/18/34 ... 43 42
L1998424.UP.FTS.B , 19% , 11/23/34 ..... 184 181
2,917,207
Total Marketplace Loans (Cost $ 35,381,344 ) .....
$29,124,449

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2024
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At October 31, 2024, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 375 $ 41,425,781 12/19/24 $ 1,358,842
U.S. Treasury 10 Year Ultra Notes ................ Short 931 105,901,250 12/19/24 4,036,344
U.S. Treasury 2 Year Notes ..................... Long 587 120,889,898 12/31/24 (921,269)
U.S. Treasury 5 Year Notes ..................... Long 1,266 135,758,719 12/31/24 (3,166,608)
U.S. Treasury Long Bonds ..................... Short 332 39,165,625 12/19/24 1,358,336
Total Futures Contracts ...................................................................... $2,665,645
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 4,980,000 $ 4,327 $ (475,078) $ 479,405 BB
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 37,700,000 473,348 (12,077) 485,425
Non-
Investment
Grade
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 16,900,000 1,484,775 747,202 737,573
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 31,300,000 (596,095) (865,650) 269,555
Investment
Grade
Total OTC Swap Contracts .............................................. $1,366,355 $(605,603) $1,971,958
Total Credit Default Swap Contracts .................................... $1,366,355 $ (605,603) $1,971,958
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
At October 31, 2024, the Fund had the following total return swap contracts outstanding. See Note 1(e).
See Note 10 regarding other derivative information.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 1.924% ... Annual 8/12/27 34,300,000 $ 2,002,499 $ 1,566 $ 2,000,933
Total Interest Rate Swap Contracts .................................... $2,002,499 $ 1,566 $2,000,933
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BZWS 3/20/25 60,000,000 $ 978,898
Total Return Swap Contracts .................................................................... $978,898
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 272 .

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,326,767,201 $82,809,775 $1,949,900,204
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................. 97,615,795 550,322 39,511,981
Cost - Unaffiliated repurchase agreements .................... 39,009,812 — 24,278,595
Value - Unaffiliated issuers (Includes securities loaned of $ — , $ — and
$ 1,160,392 , respectively) ................................. $1,300,599,171 $86,086,759 $1,927,048,623
Value - Non-controlled affiliates (Note 3 f and 11 ) ................ 81,461,335 550,322 39,511,981
Value - Unaffiliated repurchase agreements .................... 39,009,812 — 24,278,595
Cash .................................................. 10,612,997 — 5,893,975
Receivables:
Investment securities sold ................................. 36,879,495 276,587 3,594,974
Capital shares sold ...................................... 1,045,151 — 839,456
Dividends and interest ................................... 8,495,855 1,142,655 12,337,108
Affiliates .............................................. — 3,242 —
Deposits with brokers for:
Futures contracts ...................................... — — 3,134,299
Variation margin on futures contracts ......................... — — 20,553
OTC swap contracts (upfront payments $ – , $ – and $ 298,864 , respectively) ............................................ — — 243,172
Unrealized appreciation on OTC swap contracts .................. — — 722,831
Unrealized appreciation on unfunded loan commitments (Note 9 ) ..... 2,513 — —
Total assets ........................................ 1,478,106,329 88,059,565 2,017,625,567
Liabilities:
Payables:
Investment securities purchased ............................ 49,455,117 698,886 40,097,457
Capital shares redeemed ................................. 2,951,929 — 3,053,166
Management fees ....................................... 664,791 — 435,551
Distribution fees ........................................ 244,775 — 305,005
Transfer agent fees ...................................... 328,754 1,394 346,224
Professional fees ....................................... 105,941 40,866 151,968
Trustees' fees and expenses ............................... 1,232 5 2,420
Distributions to shareholders ............................... 1,227,251 — 173,274
Variation margin on centrally cleared swap contracts ............. — — 14,380
OTC swap contracts (upfront receipts $ – , $ – and $ 1,031,059 , respectively ) ............................................ — — 553,224
Accrued expenses and other liabilities ......................... 37,743 9,019 376,055
Total liabilities ....................................... 55,017,533 750,170 45,508,724
Net assets, at value ............................... $1,423,088,796 $87,309,395 $1,972,116,843
Net assets consist of:
Paid-in capital ........................................... $2,017,503,662 $82,885,493 $2,351,180,941
Total distributable earnings (losses) ........................... (594,414,866) 4,423,902 (379,064,098)
Net assets, at value ............................... $1,423,088,796 $87,309,395 $1,972,116,843

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Class A:
Net assets, at value ..................................... $953,661,972 $— $1,350,093,007
Shares outstanding ...................................... 124,094,644 — 150,813,501
Net asset value per share
a ,b
................................ $7.68 $— $8.95
Maximum offering price per share (net asset value per share ÷ 97 .75% ,
— % and 97 .75% , respectively)
b
............................ $7.86 $— $9.16
Class C:
Net assets, at value ..................................... $78,455,409 $— $32,799,214
Shares outstanding ...................................... 10,205,988 — 3,681,789
Net asset value and maximum offering price per share
a ,b
.......... $7.69 $— $8.91
Class R:
Net assets, at value ..................................... $— $— $395,202
Shares outstanding ...................................... — — 44,184
Net asset value and maximum offering price per share
b
........... $— $— $8.94
Class R6:
Net assets, at value ..................................... $117,746,606 $87,309,395 $422,052,295
Shares outstanding ...................................... 15,297,692 8,379,895 46,835,011
Net asset value and maximum offering price per share
b
........... $7.70 $10.42 $9.01
Advisor Class:
Net assets, at value ..................................... $273,224,809 $— $166,777,125
Shares outstanding ...................................... 35,535,571 — 18,525,959
Net asset value and maximum offering price per share
b
........... $7.69 $— $9.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $373,498,891 $3,669,591,129
Cost - Non-controlled affiliates (Note 3 f and 11 ) .................................. 11,291,109 111,055,410
Value - Unaffiliated issuers ................................................. $368,767,924 $3,500,947,121
Value - Non-controlled affiliates (Note 3 f and 11 ) ................................. 11,291,109 111,055,410
Cash ................................................................... — 564,549
Restricted cash for OTC derivative contracts (Note 1 f ) .............................. — 320,000
Receivables:
Investment securities sold .................................................. 6,936,508 2,316,604
Capital shares sold ....................................................... 210,985 1,978,791
Dividends and interest .................................................... 2,348,250 22,249,923
Deposits with brokers for:
OTC derivative contracts ................................................. — 290,000
TBA transactions ....................................................... — 8,243,140
Futures contracts ....................................................... 635,300 3,373,255
Variation margin on futures contracts .......................................... — 284,876
Variation margin on centrally cleared swap contracts .............................. — 25,770
OTC swap contracts (upfront payments $ – and $ 1,118,760 , respectively) ................ — 747,202
Unrealized appreciation on OTC swap contracts ................................... — 2,950,856
Deferred tax benefit ........................................................ — 95,813
Total assets ......................................................... 390,190,076 3,655,443,310
Liabilities:
Payables:
Investment securities purchased ............................................. — 492,800,168
Capital shares redeemed .................................................. 1,046,548 4,065,056
Management fees ........................................................ 110,143 1,314,936
Distribution fees ......................................................... 66,062 558,415
Transfer agent fees ....................................................... 113,921 679,561
Trustees' fees and expenses ................................................ 483 2,987
Distributions to shareholders ................................................ 55,546 126,159
Variation margin on futures contracts .......................................... 25,926 —
Deposits from brokers for:
OTC derivative contracts ................................................. — 320,000
OTC swap contracts (upfront receipts $ – and $ 2,258,307 , respectively ) ................. — 1,352,805
Options written, at value (premiums received $ – and $ 508,800 , respectively) ............. — 23,325
Accrued expenses and other liabilities .......................................... 194,522 541,495
Total liabilities ........................................................ 1,613,151 501,784,907
Net assets, at value ................................................ $388,576,925 $3,153,658,403
Net assets consist of:
Paid-in capital ............................................................ $557,181,261 $4,009,773,179
Total distributable earnings (losses) ............................................ (168,604,336) (856,114,776)
Net assets, at value ................................................ $388,576,925 $3,153,658,403

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Class A:
Net assets, at value ...................................................... $260,415,711 $2,523,536,119
Shares outstanding ....................................................... 34,504,491 304,184,497
Net asset value per share
a ,b
................................................. $7.55 $8.30
Maximum offering price per share (net asset value per share ÷ 97 .75 % and 96 .25% , respectively)
b
........................................................... $7.72 $8.62
Class A1:
Net assets, at value ...................................................... $44,018,878 $—
Shares outstanding ....................................................... 5,834,246 —
Net asset value per share
a ,b
................................................. $7.54 $—
Maximum offering price per share (net asset value per share ÷ 97 .75 % and — % , respectively)
b
........................................................... $7.71 $—
Class C:
Net assets, at value ...................................................... $9,931,032 $24,832,107
Shares outstanding ....................................................... 1,316,887 3,019,202
Net asset value and maximum offering price per share
a ,b
........................... $7.54 $8.22
Class R:
Net assets, at value ...................................................... $— $7,595,700
Shares outstanding ....................................................... — 919,655
Net asset value and maximum offering price per share
b
............................ $— $8.26
Class R6:
Net assets, at value ...................................................... $18,709,740 $396,341,005
Shares outstanding ....................................................... 2,474,691 47,419,819
Net asset value and maximum offering price per share
b
............................ $7.56 $8.36
Advisor Class:
Net assets, at value ...................................................... $55,501,564 $201,353,472
Shares outstanding ....................................................... 7,346,107 24,121,486
Net asset value and maximum offering price per share
b
............................ $7.56 $8.35
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $1,070,194 $— $13,347
Non-controlled affiliates (Note 3 f and 11 ) ...................... 14,151,452 25,624 4,046,376
Interest: (net of foreign taxes of $—, $— and $8,571, respectively)
Unaffiliated issuers ...................................... 135,080,799 4,548,790 97,557,629
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 16,542 — 4,512
Non-controlled affiliates (Note 3 f ) ........................... 1,998 — —
Total investment income ................................. 150,320,985 4,574,414 101,621,864
Expenses:
Management fees (Note 3 a ) ................................. 8,260,040 247,221 10,551,394
Distribution fees: (Note 3c )
Class A .............................................. 2,301,469 — 3,478,986
Class C .............................................. 542,941 — 242,802
Class R .............................................. — — 1,630
Transfer agent fees: (Note 3e )
Class A .............................................. 964,924 — 1,509,090
Class C .............................................. 87,419 — 40,600
Class R .............................................. — — 352
Class R6 ............................................. 26,209 10,420 84,562
Advisor Class .......................................... 341,791 — 183,362
Custodian fees .......................................... — 1,107 11,258
Reports to shareholders fees ................................ 58,324 (4,208) 187,698
Registration and filing fees .................................. 160,383 33,882 172,714
Professional fees ......................................... 131,613 35,691 176,968
Trustees' fees and expenses ................................ 17,808 148 26,529
Organization costs ........................................ — (20,000) —
Amortization of offering costs (Note 1 m ) ........................ — 55,967 —
Marketplace lending fees (Note 1 j ) ............................ — — 1,026,499
Other .................................................. 68,490 7,860 329,832
Total expenses ....................................... 12,961,411 368,088 18,024,276
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (248,960) (278,393) (6,410,720)
Net expenses ....................................... 12,712,451 89,695 11,613,556
Net investment income .............................. 137,608,534 4,484,719 90,008,308

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers .................................... (28,145,657) 1,229,194 (4,215,735)
Non-controlled affiliates (Note 3 f and 11 ) .................... 30,118,781 — (2,725,535)
Foreign currency transactions .............................. (6,218) — 1,796
Forward exchange contracts ............................... — — 1,153,692
Futures contracts ....................................... — — 411,078
Swap contracts ......................................... — — 1,157,154
Net realized gain (loss) ................................ 1,966,906 1,229,194 (4,217,550)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 23,806,920 7,013,757 52,350,470
Non-controlled affiliates (Note 3 f and 11 ) .................... (25,912,023) — 613,633
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — (91,442)
Unfunded loan commitments (Note 9 ) ........................ 2,515 — —
Forward exchange contracts ............................... — — (1,198,559)
Futures contracts ....................................... — — (1,565,309)
Swap contracts ......................................... — — 2,729,340
Net change in unrealized appreciation (depreciation) .......... (2,102,588) 7,013,757 52,838,133
Net realized and unrealized gain (loss) .......................... (135,682) 8,242,951 48,620,583
Net increase (decrease) in net assets resulting from operations ........ $137,472,852 $12,727,670 $138,628,891
*
Includes losses from redemption in-kind (Note 13 ).

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $290,432
Non-controlled affiliates (Note 3 f and 11 ) ....................................... 708,529 8,740,137
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... (2,322,425) 2,489,222
Paid in cash
a
.......................................................... 22,591,468 133,924,650
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... — 1,964
Total investment income .................................................. 20,977,572 145,446,405
Expenses:
Management fees (Note 3 a ) .................................................. 2,119,508 15,445,083
Distribution fees: (Note 3c )
Class A ............................................................... 672,237 6,411,392
Class A1 .............................................................. 46,992 —
Class C ............................................................... 74,682 183,831
Class R ............................................................... — 38,389
Transfer agent fees: (Note 3e )
Class A ............................................................... 363,061 3,179,191
Class A1 .............................................................. 63,447 —
Class C ............................................................... 15,544 35,156
Class R ............................................................... — 9,520
Class R6 .............................................................. 8,145 79,727
Advisor Class ........................................................... 104,431 216,959
Custodian fees ........................................................... 2,095 14,748
Reports to shareholders fees ................................................. 42,721 284,438
Registration and filing fees ................................................... 114,381 93,114
Professional fees .......................................................... 89,321 160,509
Trustees' fees and expenses ................................................. 5,645 39,771
Marketplace lending fees (Note 1 j ) ............................................. — 1,058,711
Other ................................................................... 138,730 371,285
Total expenses ........................................................ 3,860,940 27,621,824
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (614,106) (3,002,568)
Net expenses ........................................................ 3,246,834 24,619,256
Net investment income ............................................... 17,730,738 120,827,149

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers ..................................................... (552,388) (19,886,419)
Non-controlled affiliates (Note 3 f and 11 ) ..................................... — (60,513,663)
Written options .......................................................... — 407,040
Foreign currency transactions ............................................... — (687)
Forward exchange contracts ................................................ — 807,108
Futures contracts ........................................................ (117,766) (6,699,387)
TBA sale commitments .................................................... — (52,790)
Swap contracts .......................................................... — (9,474,627)
Net realized gain (loss) ................................................. (670,154) (95,413,425)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 11,169,903 210,631,837
Non-controlled affiliates (Note 3 f and 11 ) ..................................... — 78,340,488
Translation of other assets and liabilities denominated in foreign currencies ............. — 18,729
Written options .......................................................... — 485,475
Forward exchange contracts ................................................ — (884,779)
Futures contracts ........................................................ (1,041,510) 7,966,310
Swap contracts .......................................................... — 5,469,191
Net change in unrealized appreciation (depreciation) ........................... 10,128,393 302,027,251
Net realized and unrealized gain (loss) ........................................... 9,458,239 206,613,826
Net increase (decrease) in net assets resulting from operations ......................... $27,188,977 $327,440,975
*
Includes losses from redemption in-kind (Note 13 ).
a
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Floating Rate Daily Access Fund Franklin Long Duration Credit Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $137,608,534 $108,946,430 $4,484,719 $472,279
Net realized gain (loss) ............ 1,966,906 (20,028,131) 1,229,194 (61,249)
Net change in unrealized appreciation
(depreciation) ................. (2,102,588) 77,386,916 7,013,757 (3,736,773)
Net increase (decrease) in net
assets resulting from operations . 137,472,852 166,305,215 12,727,670 (3,325,743)
Distributions to shareholders:
Class A ........................ (80,661,636) (67,380,157) — —
Class C ........................ (6,987,977) (6,288,208) — —
Class R6 ....................... (10,929,626) (11,740,781) (4,510,102) (466,500)
Advisor Class ................... (29,568,706) (20,229,545) — —
Total distributions to shareholders ..... (128,147,945) (105,638,691) (4,510,102) (466,500)
Capital share transactions: (Note 2 )
Class A ........................ 74,761,638 6,334,471 — —
Class C ........................ (2,681,564) (12,682,250) — —
Class R6 ....................... (479,138) (91,423,965) 12,884,070 70,000,000
Advisor Class ................... (48,191,187) 7,074,979 — —
Total capital share transactions ....... 23,409,749 (90,696,765) 12,884,070 70,000,000
Net increase (decrease) in net
assets ..................... 32,734,656 (30,030,241) 21,101,638 66,207,757
Net assets:
Beginning of year .................. 1,390,354,140 1,420,384,381 66,207,757 —
End of year ...................... $1,423,088,796 $1,390,354,140 $87,309,395 $66,207,757
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $90,008,308 $89,525,326 $17,730,738 $12,963,759
Net realized gain (loss) ............ (4,217,550) (86,357,657) (670,154) (10,283,240)
Net change in unrealized appreciation
(depreciation) ................. 52,838,133 107,285,943 10,128,393 10,276,561
Net increase (decrease) in net
assets resulting from operations . 138,628,891 110,453,612 27,188,977 12,957,080
Distributions to shareholders:
Class A ........................ (61,187,185) (60,114,911) (12,595,527) (10,206,136)
Class A1 ....................... — — (2,270,474) (1,764,658)
Class C ........................ (1,501,325) (1,779,542) (490,356) (481,704)
Class R ........................ (13,493) (9,432) — —
Class R6 ....................... (21,439,739) (22,632,127) (937,628) (858,315)
Advisor Class ................... (7,817,169) (7,876,607) (3,827,056) (2,939,772)
Total distributions to shareholders ..... (91,958,911) (92,412,619) (20,121,041) (16,250,585)
Capital share transactions: (Note 2 )
Class A ........................ (152,469,142) (267,236,877) (28,292,749) (67,204,335)
Class A1 ....................... — — (4,490,128) (6,950,555)
Class C ........................ (12,261,384) (18,742,695) (3,863,051) (7,882,453)
Class R ........................ 84,826 127,578 — —
Class R6 ....................... (72,191,723) (121,871,187) (1,868,058) (9,081,349)
Advisor Class ................... (11,553,215) (25,478,070) (23,313,747) (21,781,251)
Total capital share transactions ....... (248,390,638) (433,201,251) (61,827,733) (112,899,943)
Net increase (decrease) in net
assets ..................... (201,720,658) (415,160,258) (54,759,797) (116,193,448)
Net assets:
Beginning of year .................. 2,173,837,501 2,588,997,759 443,336,722 559,530,170
End of year ...................... $1,972,116,843 $2,173,837,501 $388,576,925 $443,336,722

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Total Return Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $120,827,149 $121,018,350
Net realized gain (loss) ................................................. (95,413,425) (176,580,674)
Net change in unrealized appreciation (depreciation) ........................... 302,027,251 112,069,649
Net increase (decrease) in net assets resulting from operations ................ 327,440,975 56,507,325
Distributions to shareholders:
Class A ............................................................. (98,103,988) (89,525,537)
Class C ............................................................. (976,806) (2,443,232)
Class R ............................................................. (275,730) (265,784)
Class R6 ............................................................ (16,673,916) (16,264,861)
Advisor Class ........................................................ (7,124,067) (6,064,374)
Total distributions to shareholders .......................................... (123,154,507) (114,563,788)
Capital share transactions: (Note 2 )
Class A ............................................................. (136,154,186) (175,192,116)
Class C ............................................................. (8,020,204) (61,491,375)
Class R ............................................................. (231,992) (1,380,651)
Class R6 ............................................................ (20,245,336) (35,606,769)
Advisor Class ........................................................ 35,094,461 (16,265,094)
Total capital share transactions ............................................ (129,557,257) (289,936,005)
Net increase (decrease) in net assets ................................... 74,729,211 (347,992,468)
Net assets:
Beginning of year ....................................................... 3,078,929,192 3,426,921,660
End of year ........................................................... $3,153,658,403 $3,078,929,192

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eight
separate funds, five of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Floating Rate Daily Access Fund
Class A, Class R, Class R6 & Advisor Class
Franklin Long Duration Credit Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Low Duration U.S. Government Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on October 31, 2024.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statements of Assets and Liabilities. At October 31,
2024, Franklin Floating Rate Daily Access Fund and Franklin
Long Duration Credit Fund had no futures contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date. At October 31, 2024, the Funds had no forward
exchange contracts.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. At October 31,
2024, Franklin Floating Rate Daily Access Fund, Franklin
Long Duration Credit Fund and Franklin Low Duration U.S.
Government Securities Fund had no credit default swap
contracts.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At October 31, 2024, Franklin Floating Rate
Daily Access Fund, Franklin Long Duration Credit Fund,
Franklin Low Duration Total Return Fund and Franklin Low
Duration U.S. Government Securities Fund had no interest
rate swap contracts.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure
to credit risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. At October 31, 2024, Franklin Floating
Rate Daily Access Fund, Franklin Long Duration Credit
Fund, Franklin Low Duration Total Return Fund and Franklin
Low Duration U.S. Government Securities Fund had no total
return swap contracts.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At October
31, 2024, Franklin Floating Rate Daily Access Fund, Franklin
Long Duration Credit Fund, Franklin Low Duration Total
Return Fund and Franklin Low Duration U.S. Government
Securities Fund had no option contracts.
See Note 10 regarding other derivative information.
f. Restricted Cash
At October 31, 2024, certain or all Funds held restricted
cash in connection with investments in certain derivative
securities. Restricted cash is held in a segregated account
with the Fund’s custodian and/or counterparty broker and is
reflected in the Statements of Assets and Liabilities.
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds. Additionally, at October 31, 2024, Franklin Low Duration Total Return
Fund held $1,189,324 in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At October 31, 2024, Franklin Floating
Rate Daily Access Fund, Franklin Long Duration Credit
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Fund, Franklin Low Duration U.S. Government Securities
Fund and Franklin Total Return Fund had no securities on
loan.
h. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
i. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
j. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
k. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any,
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
l. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Fund. Facility fees are recognized
as income over the expected term of the loan. Dividend
income and realized gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
m. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
n. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
k. Income and Deferred Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
o. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2024
Shares sold
a
................................... 37,075,758 $287,364,348 — $—
Shares issued in reinvestment of distributions .......... 9,791,876 75,891,697 — —
Shares redeemed ............................... (37,250,048) (288,494,407) — —
Net increase (decrease) .......................... 9,617,586 $74,761,638 — $—
Year ended October 31, 2023
Shares sold
a
................................... 27,387,103 $206,459,760 — $—
Shares issued in reinvestment of distributions .......... 8,420,096 63,329,198 — —
Shares redeemed ............................... (35,114,593) (263,454,487) — —
Net increase (decrease) .......................... 692,606 $6,334,471 — $—
Class C
Class C Shares:
Year ended October 31, 2024
Shares sold ................................... 3,260,010 $25,303,856 — $—
Shares issued in reinvestment of distributions .......... 868,414 6,735,710 — —
Shares redeemed
a
.............................. (4,484,892) (34,721,130) — —
Net increase (decrease) .......................... (356,468) $(2,681,564) — $—
Year ended October 31, 2023
Shares sold ................................... 2,794,924 $21,052,363 — $—
Shares issued in reinvestment of distributions .......... 808,394 6,077,848 — —
Shares redeemed
a
.............................. (5,315,439) (39,812,461) — —
Net increase (decrease) .......................... (1,712,121) $(12,682,250) — $—
Class R6
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2024
Shares sold ................................... 5,479,757 $42,665,765 1,201,969 $12,589,876
Shares issued in reinvestment of distributions .......... 356,698 2,771,087 158,868 1,659,602
Shares redeemed ............................... (5,888,070) (45,915,990) (126,865) (1,365,408)
Net increase (decrease) .......................... (51,615) $(479,138) 1,233,972 $12,884,070
Year ended October 31, 2023
b
Shares sold ................................... 2,969,497 $22,188,448 7,145,923 $70,000,000
Shares issued in reinvestment of distributions .......... 356,601 2,682,088 — —
Shares redeemed ............................... (15,642,171) (116,294,501) — —
Net increase (decrease) .......................... (12,316,073) $(91,423,965) 7,145,923 $70,000,000
Advisor Class
Advisor Class Shares:
Year ended October 31, 2024
Shares sold ................................... 21,309,935 $165,323,381 — $—
Shares issued in reinvestment of distributions .......... 3,545,899 27,515,514 — —
Shares redeemed ............................... (31,126,460) (241,030,082) — —
Net increase (decrease) .......................... (6,270,626) $(48,191,187) — $—
Year ended October 31, 2023
Shares sold ................................... 24,304,350 $184,648,111 — $—
Shares issued in reinvestment of distributions .......... 2,486,193 18,713,657 — —
Shares redeemed ............................... (26,308,618) (196,286,789) — —
Net increase (decrease) .......................... 481,925 $7,074,979 — $—
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2024
Shares sold
a
................................... 25,865,426 $230,517,075 6,019,098 $45,471,626
Shares issued in reinvestment of distributions .......... 6,695,433 59,595,609 1,606,221 12,091,493
Shares redeemed ............................... (49,738,148) (442,581,826) (11,404,729) (85,855,868)
Net increase (decrease) .......................... (17,177,289) $(152,469,142) (3,779,410) $(28,292,749)
Year ended October 31, 2023
Shares sold
a
................................... 29,608,294 $260,349,394 5,709,156 $42,688,818
Shares issued in reinvestment of distributions .......... 6,659,167 58,583,503 1,312,142 9,785,379
Shares redeemed ............................... (66,631,177) (586,169,774) (15,994,684) (119,678,532)
Net increase (decrease) .......................... (30,363,716) $(267,236,877) (8,973,386) $(67,204,335)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended October 31, 2024
Shares sold ................................... — $— 597,495 $4,479,824
Shares issued in reinvestment of distributions .......... — — 288,668 2,172,501
Shares redeemed ............................... — — (1,480,928) (11,142,453)
Net increase (decrease) .......................... — $— (594,765) $(4,490,128)
Year ended October 31, 2023
Shares sold ................................... — $— 346,454 $2,585,684
Shares issued in reinvestment of distributions .......... — — 225,992 1,684,795
Shares redeemed ............................... — — (1,502,871) (11,221,034)
Net increase (decrease) .......................... — $— (930,425) $(6,950,555)
Class C
Class C Shares:
Year ended October 31, 2024
Shares sold ................................... 441,726 $3,912,691 212,148 $1,594,449
Shares issued in reinvestment of distributions .......... 164,442 1,456,273 64,366 484,032
Shares redeemed
a
.............................. (1,994,139) (17,630,348) (790,409) (5,941,532)
Net increase (decrease) .......................... (1,387,971) $(12,261,384) (513,895) $(3,863,051)
Year ended October 31, 2023
Shares sold ................................... 1,156,370 $10,121,461 420,213 $3,134,036
Shares issued in reinvestment of distributions .......... 197,911 1,733,115 63,715 474,926
Shares redeemed
a
.............................. (3,494,626) (30,597,271) (1,538,348) (11,491,415)
Net increase (decrease) .......................... (2,140,345) $(18,742,695) (1,054,420) $(7,882,453)
Class R
Class R Shares:
Year ended October 31, 2024
Shares sold ................................... 21,155 $187,841 — $—
Shares issued in reinvestment of distributions .......... 1,513 13,464 — —
Shares redeemed ............................... (13,114) (116,479) — —
Net increase (decrease) .......................... 9,554 $84,826 — $—
Year ended October 31, 2023
Shares sold ................................... 31,102 $273,159 — $—
Shares issued in reinvestment of distributions .......... 1,070 9,403 — —
Shares redeemed ............................... (17,626) (154,984) — —
Net increase (decrease) .......................... 14,546 $127,578 — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2024
Shares sold ................................... 9,288,620 $83,147,869 474,972 $3,583,732
Shares issued in reinvestment of distributions .......... 2,387,172 21,388,364 124,284 937,246
Shares redeemed ............................... (19,729,812) (176,727,956) (848,512) (6,389,036)
Net increase (decrease) .......................... (8,054,020) $(72,191,723) (249,256) $(1,868,058)
Year ended October 31, 2023
Shares sold ................................... 13,842,489 $122,573,246 440,518 $3,297,266
Shares issued in reinvestment of distributions .......... 2,551,165 22,597,484 114,657 856,879
Shares redeemed ............................... (30,144,651) (267,041,917) (1,767,331) (13,235,494)
Net increase (decrease) .......................... (13,750,997) $(121,871,187) (1,212,156) $(9,081,349)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2024
Shares sold ................................... 4,784,011 $42,781,503 3,847,524 $28,978,738
Shares issued in reinvestment of distributions .......... 811,173 7,261,353 495,235 3,731,659
Shares redeemed ............................... (6,886,558) (61,596,071) (7,413,874) (56,024,144)
Net increase (decrease) .......................... (1,291,374) $(11,553,215) (3,071,115) $(23,313,747)
Year ended October 31, 2023
Shares sold ................................... 10,777,954 $95,220,405 4,873,393 $36,619,209
Shares issued in reinvestment of distributions .......... 834,345 7,381,408 379,697 2,834,156
Shares redeemed ............................... (14,477,202) (128,079,883) (8,165,132) (61,234,616)
Net increase (decrease) .......................... (2,864,903) $(25,478,070) (2,912,042) $(21,781,251)
Franklin Total Return Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2024
Shares sold
a
................................... 36,939,563 $305,918,352
Shares issued in reinvestment of distributions .......... 11,731,324 96,992,531
Shares redeemed ............................... (65,328,060) (539,065,069)
Net increase (decrease) .......................... (16,657,173) $(136,154,186)
Year ended October 31, 2023
Shares sold
a
................................... 40,135,566 $329,527,884
Shares issued in reinvestment of distributions .......... 10,747,121 88,422,093
Shares redeemed ............................... (72,247,715) (593,142,093)
Net increase (decrease) .......................... (21,365,028) $(175,192,116)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Total Return Fund
Shares Amount
Class C Shares:
Year ended October 31, 2024
Shares sold ................................... 509,543 $4,163,398
Shares issued in reinvestment of distributions .......... 117,407 961,857
Shares redeemed
a
.............................. (1,606,293) (13,145,459)
Net increase (decrease) .......................... (979,343) $(8,020,204)
Year ended October 31, 2023
Shares sold ................................... 4,933,521 $40,521,635
Shares issued in reinvestment of distributions .......... 296,394 2,427,229
Shares redeemed
a
.............................. (12,869,901) (104,440,239)
Net increase (decrease) .......................... (7,639,986) $(61,491,375)
Class R
Class R Shares:
Year ended October 31, 2024
Shares sold ................................... 182,629 $1,499,480
Shares issued in reinvestment of distributions .......... 33,352 274,625
Shares redeemed ............................... (244,235) (2,006,097)
Net increase (decrease) .......................... (28,254) $(231,992)
Year ended October 31, 2023
Shares sold ................................... 246,663 $2,023,662
Shares issued in reinvestment of distributions .......... 32,071 262,818
Shares redeemed ............................... (447,741) (3,667,131)
Net increase (decrease) .......................... (169,007) $(1,380,651)
Class R6
Class R6 Shares:
Year ended October 31, 2024
Shares sold ................................... 8,784,772 $73,201,812
Shares issued in reinvestment of distributions .......... 1,992,225 16,593,439
Shares redeemed ............................... (13,228,351) (110,040,587)
Net increase (decrease) .......................... (2,451,354) $(20,245,336)
Year ended October 31, 2023
Shares sold ................................... 10,273,885 $85,228,450
Shares issued in reinvestment of distributions .......... 1,790,240 14,832,666
Shares redeemed ............................... (16,566,915) (135,667,885)
Net increase (decrease) .......................... (4,502,790) $(35,606,769)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Floating Rate Daily Access Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Total Return Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2024
Shares sold ................................... 10,222,117 $85,457,564
Shares issued in reinvestment of distributions .......... 811,608 6,755,270
Shares redeemed ............................... (6,858,965) (57,118,373)
Net increase (decrease) .......................... 4,174,760 $35,094,461
Year ended October 31, 2023
Shares sold ................................... 4,562,433 $37,680,401
Shares issued in reinvestment of distributions .......... 689,130 5,703,323
Shares redeemed ............................... (7,222,881) (59,648,818)
Net increase (decrease) .......................... (1,971,318) $(16,265,094)
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period August 22, 2023 (commencement of operations) to October 31, 2023.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Franklin Long Duration Credit Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional of 0.30% per year of the average daily net assets of the Fund.
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Franklin Low Duration U.S. Government Securities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Gross effective investment management fee rate ........ 0.569% 0.300% 0.514%
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.500% 0.486%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 0.65% —% 0.65%
Class R ............................... —% 0.50% 0.50%
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.10% —%
Class C ............................... 0.65% 0.65%
Class R ............................... —% 0.50%
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $44,218 $— $22,159
CDSC retained ........................... $69,700 $— $34,622
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended October 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2024, investments in affiliated management investment companies were as follows:
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,262 $78,213
CDSC retained ........................... $4,430 $18,256
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Transfer agent fees ........................ $510,000 $10,420 $530,272
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $220,780 $866,589
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $69,605,515 $30,623,373 $(29,090,485) $— $— $71,138,403 71,138,403 $3,612,114
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $— $14,600,000 $(14,600,000) $— $— $— — $1,998
Total Affiliated Securities ... $69,605,515 $45,223,373 $(43,690,485) $— $— $71,138,403 $3,614,112
Franklin Long Duration Credit Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $19,752,974 $23,167,846 $(42,370,498) $— $— $550,322 550,322 $25,624
Total Affiliated Securities ... $19,752,974 $23,167,846 $(42,370,498) $— $— $550,322 $25,624
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $49,548,481 $— $(47,436,579)
a
$(2,725,535) $613,633 $— — $2,035,516
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% 43,685,347 45,939,945 (50,113,311) — — 39,511,981 39,511,981 2,010,860
Total Affiliated Securities ... $93,233,828 $45,939,945 $(97,549,890) $(2,725,535) $613,633 $39,511,981 $4,046,376
Franklin Low Duration U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $9,206,156 $132,395,674 $(130,310,721) $— $— $11,291,109 11,291,109 $708,529
Total Affiliated Securities ... $9,206,156 $132,395,674 $(130,310,721) $— $— $11,291,109 $708,529
Franklin Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $26,002,517 $— $(24,894,213)
a
$(1,731,315) $623,011 $— — $1,068,217
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Effective March 1, 2024, FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Long Duration Credit Fund so that the operating expenses
(excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.09% based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.44% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration U.S. Government Securities Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58%
based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58% and for Class R6 do not exceed 0.47% based on the average net assets of each class until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Additionally, FT Institutional has contractually agreed in advance to limit the investment management fees for Franklin Long
Duration Credit Fund to 0.00% of the average daily net assets of the Fund until February 28, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Total Return Fund (continued)
Franklin Investment Grade
Corporate ETF ........... $274,724,000 $— $(293,128,855) $(57,312,245) $75,717,100 $— — $4,200,315
Franklin Senior Loan ETF .... 41,662,852 — (42,193,126) (1,470,103) 2,000,377 — — 850,838
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% 77,626,917 660,057,583 (626,629,090) — — 111,055,410 111,055,410 2,620,767
Total Affiliated Securities ... $420,016,286 $660,057,583 $(986,845,284) $(60,513,663) $78,340,488 $111,055,410 $8,740,137
a
Includes in-kind activity. See Note 13 .
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Transfer agent fees on Class R6 shares of Franklin Floating Rate Daily Access Fund, Franklin Long Duration Credit Fund and
Franklin Low Duration U.S. Government Securities Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2025.
h. Other Affiliated Transactions
At October 31, 2024, Templeton International Inc. owned 59.7% of Franklin Long Duration Credit Fund's outstanding shares.
Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2024, the capital loss carryforwards were as follows:
During the year ended October 31, 2024, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended October 31, 2024 and 2023 , was as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 31,407,420 $ — $ 103,190,646
Long term ............................. 530,004,935 — 245,430,399
Total capital loss carryforwards ............ $561,412,355 $— $348,621,045
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 26,830,172 $ 221,773,780
Long term ............................. 137,000,733 447,799,794
Total capital loss carryforwards ............ $163,830,905 $669,573,574
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Capital loss utilized carryforwards .... $4,702,601 $36,291
Franklin Floating Rate Daily Access
Fund Franklin Long Duration Credit Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $128,147,945 $105,638,691 $4,510,102 $466,500
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, paydown losses, bond discounts and premiums, derivative financial instruments and corporate actions.
Franklin Long Duration Credit Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
Franklin Low Duration Total Return
Fund
Franklin Low Duration U.S.
Government Securities Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $91,958,911 $92,412,619 $20,121,041 $16,250,585
Franklin Total Return Fund
2024 2023
Distributions paid from:
Ordinary income ........................ $123,154,507 $114,563,788
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
a a a a
Cost of investments ....................... $1,463,318,892 $83,360,165 $2,021,280,004
Unrealized appreciation ..................... $10,958,349 $3,527,290 $16,360,608
Unrealized depreciation ..................... (53,206,923) (250,374) (47,471,434)
Net unrealized appreciation (depreciation) ....... $(42,248,574) $3,276,916 $(31,110,826)
Distributable earnings:
Undistributed ordinary income ................ $10,649,801 $978,294 $841,043
Undistributed long term capital gains ........... — 182,443 —
Total distributable earnings .................. $10,649,801 $1,160,737 $841,043
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
a a a
Cost of investments ....................... $384,091,384 $3,802,735,106
Unrealized appreciation ..................... $2,096,044 $33,865,970
Unrealized depreciation ..................... (6,813,930) (217,608,473)
Net unrealized appreciation (depreciation) ....... $(4,717,886) $(183,742,503)
Distributable earnings:
Undistributed ordinary income ................ $— $2,363,034
4. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended October 31,
2024, were as follows:
6. Credit Risk and Defaulted Securities
At October 31, 2024, certain or all Funds had a portion of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At October 31, 2024, the aggregate value of these securities for Franklin Low Duration Total Return Fund and Franklin Total
Return Fund represents less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Total Return Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Purchases .............................. $720,885,844 $48,215,454 $1,291,366,102
Sales .................................. $705,415,723 $35,947,052 $1,446,042,795
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Purchases .............................. $64,690,528 $7,203,432,063
Sales .................................. $135,244,507 $7,274,155,644
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities
Fund
Franklin Total
Return Fund
Credit risk ..................................... 86.7% 9.4% 21.3% 6.5%

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At October 31, 2024, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701
a
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
Total Restricted Securities (Value is —% of Net Assets) ............... $92,988 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 221,469 $ —
2,862,311
a
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
Total Restricted Securities (Value is —% of Net Assets) ............... $223,594 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of October 31, 2024.
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
ABG Intermediate Holdings 2 LLC $ 835,459
Chrysaor Bidco SARL 102,528
$ 937,987
7. Concentration of Risk
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
10. Other Derivative Information
At October 31, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 3,846,870
a
Variation margin on futures
contracts
$ 5,379,216
a
Credit contracts ............
Variation margin on centrally
cleared swap contracts
274,533
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
243,172 OTC swap contracts (upfront
receipts)
553,224
Unrealized appreciation on OTC
swap contracts
722,831 Unrealized depreciation on OTC
swap contracts
—
Total .................... $5,087,406 $5,932,440
Franklin Low Duration U.S. Government Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
352,033
a
Variation margin on futures
contracts
1,037,568
a
Total .................... $352,033 $1,037,568
Franklin Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
6,753,522
a
Variation margin on futures
contracts
4,087,877
a
Variation margin on centrally
cleared swap contracts
2,000,933
b
Variation margin on centrally
cleared swap contracts
—
Credit contracts ............
Investments in securities, at value 77,983
c
Options written, at value 23,325
OTC swap contracts (upfront
payments)
747,202 OTC swap contracts (upfront
receipts)
1,352,805
Unrealized appreciation on OTC
swap contracts
2,950,856 Unrealized depreciation on OTC
swap contracts
—
Total .................... $12,530,496 $5,464,007
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended October 31, 2024 , the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Low Duration Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $411,078 Futures contracts $(1,565,309)
Foreign exchange contracts .....
Forward exchange contracts 1,153,692 Forward exchange contracts (1,198,559)
Credit contracts ...............
Swap contracts 1,157,154 Swap contracts 2,729,340
Total ....................... $2,721,924 $(34,528)
Franklin Low Duration U.S. Government Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (117,766) Futures contracts (1,041,510)
Total ....................... $(117,766) $(1,041,510)
Franklin Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (6,699,387) Futures contracts 7,966,310
Swap contracts 1,227,179 Swap contracts (1,392,660)
Foreign exchange contracts .....
Forward exchange contracts 807,108 Forward exchange contracts (884,779)
Credit contracts ...............
Investments (756,480)
a
Investments (962,017)
a
Written options 407,040 Written options 485,475
Swap contracts (10,701,806) Swap contracts 6,861,851
Total ....................... $(15,716,346) $12,074,180
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statements of Operations.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
For the year ended October 31, 2024 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At October 31, 2024, the Funds' OTC derivative assets and liabilities are as follows:
At October 31, 2024, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Franklin Low Duration
Total Return Fund
Franklin Low Duration
U.S. Government
Securities Fund
Franklin Total Return
Fund
Futures contracts .......................... $ 851,027,472 $ 119,122,401 $ 588,127,214
Swap contracts ............................ 45,108,227 – 220,103,279
Forwards exchange contracts ................. 21,484,812 – 27,846,298
Options .................................. – – 41,846,154
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Swap Contracts ....................................... $ 966,003 $ 553,224
Total ............................................. $966,003 $553,224
Franklin Total Return Fund
Options Purchased .................................... 77,983 —
Options Written ....................................... — 23,325
Swap Contracts ....................................... 3,698,058 1,352,805
Total ............................................. $3,776,041 $1,376,130
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $482,792 $(482,792) $— $— $—
JPHQ ................... 483,211 — (308,365) — 174,846
Total ................... $966,003 $(482,792) $ (308,365) $— $174,846
Franklin Total Return Fund
Counterparty
BZWS ................... 978,898 — — (320,000) 658,898
CITI ..................... 1,234,385 (1,234,385) — — —
JPHQ ................... 1,534,270 (14,671) (1,338,718) — 180,881
MSCO ................... 28,488 (8,654) (19,834) — —
Total ................... $3,776,041 $(1,257,710) $(1,358,552) $(320,000) $839,779
2
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At October 31, 2024, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 272.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2024, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $553,224 $(482,792) $— $— $70,432
JPHQ ................... — — — — —
Total ................... $553,224 $(482,792) $— $— $70,432
Franklin Total Return Fund
Counterparty
BZWS ................... — — — — —
CITI ..................... 1,352,805 (1,234,385) — (118,420) —
JPHQ ................... 14,671 (14,671) — — —
MSCO ................... 8,654 (8,654) — — —
Total ................... $1,376,130 $(1,257,710) $— $(118,420) $—
a
At October 31, 2024, the Fund received U.S. Treasury Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Franklin Long
Duration Credit Fund began participating in the Global Credit Facility on February 2, 2024.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2024, the
Funds did not use the Global Credit Facility.
13. Redemption In-Kind
During the year ended October 31, 2024, Franklin Low Duration Total Return Fund and Franklin Total Return Fund
(Funds) realized $2,725,535 and $1,731,315, respectively, of net losses resulting from in-kind transactions in which the Funds redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate Master Trust, for securities held by the underlying fund rather than for cash.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd.,
Escrow Account .... $ — $ — $ (359,138)
a
$ 359,138 $ — $ —
b
— $ —
Quarternorth Energy
Holding, Inc. ...... 68,112,343 — (78,233,306)
a
29,759,643 (19,638,680) —
b
— 10,212,713
UTEX Industries, Inc. .. 16,595,090 — — — (6,272,160) 10,322,930 261,340 326,625
UTEX Industries, Inc.,
2/20/49 .......... 1,185 — — — (1,183) 2 634 —
Total Affiliated Securities
(Value is 0.7% of Net
Assets) .......... $84,708,618 $— $(78,592,444) $30,118,781 $(25,912,023) $10,322,932 $10,539,338
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of October 31, 2024, no longer held by the fund.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 8,635 $ — $ 8,635
Machinery ............................ — 10,322,930 — 10,322,930
Oil, Gas & Consumable Fuels ............. 9,828,196 — — 9,828,196
Management Investment Companies ......... 10,773,537 — — 10,773,537
Preferred Stocks ......................... — 102,253 — 102,253
Warrants ............................... — — 2 2
Corporate Bonds ........................ — 91,405,439 — 91,405,439
Senior Floating Rate Interests ............... — 1,181,442,252 — 1,181,442,252
Asset-Backed Securities ................... — 7,038,859 — 7,038,859
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 71,138,403 39,009,812 — 110,148,215
Total Investments in Securities ........... $91,740,136 $1,329,330,180 $2 $1,421,070,318
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $2,513 $— $2,513
Total Other Financial Instruments ......... $— $2,513 $— $2,513
Franklin Long Duration Credit Fund
Assets:
Investments in Securities:
b
Corporate Bonds ........................ — 82,433,426 — 82,433,426
Foreign Government and Agency Securities .... — 3,125,697 — 3,125,697
U.S. Government and Agency Securities ....... — 306,811 — 306,811
Municipal Bonds ......................... — 220,825 — 220,825
Short Term Investments ................... 550,322 — — 550,322
Total Investments in Securities ........... $550,322 $86,086,759 $— $86,637,081
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Hotels, Restaurants & Leisure ............. — 748 — 748
Machinery ............................ — 364,506 — 364,506

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Specialty Retail ........................ $ — $ — $ —
a
$ —
Preferred Stocks ......................... — 8,853 — 8,853
Warrants ............................... — — 3 3
Corporate Bonds :
Aerospace & Defense ................... — 18,174,156 — 18,174,156
Automobile Components ................. — 2,147,257 — 2,147,257
Automobiles .......................... — 17,861,677 — 17,861,677
Banks ............................... — 200,382,268 — 200,382,268
Beverages ........................... — 4,105,544 — 4,105,544
Biotechnology ......................... — 12,229,590 — 12,229,590
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 8,352,156 — 8,352,156
Capital Markets ........................ — 72,076,086 — 72,076,086
Chemicals ........................... — 3,415,824 — 3,415,824
Commercial Services & Supplies ........... — 5,009,828 — 5,009,828
Communications Equipment .............. — 883,125 — 883,125
Consumer Finance ..................... — 33,464,483 — 33,464,483
Consumer Staples Distribution & Retail ...... — 8,976,311 — 8,976,311
Containers & Packaging ................. — 1,923,600 — 1,923,600
Diversified REITs ...................... — 4,063,481 — 4,063,481
Diversified Telecommunication Services ..... — 21,407,652 — 21,407,652
Electric Utilities ........................ — 48,333,743 — 48,333,743
Energy Equipment & Services ............. — 1,673,098 — 1,673,098
Entertainment ......................... — 13,657,182 — 13,657,182
Financial Services ...................... — 14,098,821 —
a
14,098,821
Food Products ........................ — 13,913,714 — 13,913,714
Ground Transportation .................. — 4,764,968 — 4,764,968
Health Care Equipment & Supplies ......... — 8,224,361 — 8,224,361
Health Care Providers & Services .......... — 26,886,807 — 26,886,807
Health Care REITs ..................... — 3,532,898 — 3,532,898
Health Care Technology ................. — 3,439,527 — 3,439,527
Hotel & Resort REITs ................... — 1,149,973 — 1,149,973
Hotels, Restaurants & Leisure ............. — 9,928,136 — 9,928,136
Household Durables .................... — 4,123,633 — 4,123,633
Industrial REITs ....................... — 7,880,336 — 7,880,336
Insurance ............................ — 106,618,069 — 106,618,069
Interactive Media & Services .............. — 12,763,558 — 12,763,558
Life Sciences Tools & Services ............ — 6,508,385 — 6,508,385
Machinery ............................ — 1,614,955 — 1,614,955
Media ............................... — 11,173,566 — 11,173,566
Metals & Mining ....................... — 962,844 — 962,844
Multi-Utilities .......................... — 12,541,869 — 12,541,869
Oil, Gas & Consumable Fuels ............. — 36,638,017 — 36,638,017
Passenger Airlines ..................... — 2,693,972 — 2,693,972
Personal Care Products ................. — 18,190,913 — 18,190,913
Pharmaceuticals ....................... — 20,467,865 — 20,467,865
Semiconductors & Semiconductor Equipment . — 10,270,615 — 10,270,615
Specialized REITs ...................... — 3,295,342 — 3,295,342
Specialty Retail ........................ — 5,101,758 — 5,101,758
Technology Hardware, Storage & Peripherals . — 6,549,531 — 6,549,531
Textiles, Apparel & Luxury Goods .......... — 7,486,351 — 7,486,351
Tobacco ............................. — 12,449,410 — 12,449,410
Trading Companies & Distributors .......... — 6,377,824 — 6,377,824
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Wireless Telecommunication Services ....... $ — $ 8,086,367 $ — $ 8,086,367
Senior Floating Rate Interests ............... — 46,541,971 — 46,541,971
Marketplace Loans ....................... — — 30,550,636 30,550,636
Foreign Government and Agency Securities .... — 31,759,764 — 31,759,764
U.S. Government and Agency Securities ....... — 357,084,653 — 357,084,653
Asset-Backed Securities ................... — 370,061,782 — 370,061,782
Commercial Mortgage-Backed Securities ...... — 39,158,680 — 39,158,680
Mortgage-Backed Securities ................ — 24,029,270 — 24,029,270
Municipal Bonds ......................... — 17,583,649 — 17,583,649
Residential Mortgage-Backed Securities ....... — 105,544,878 — 105,544,878
Agency Commercial Mortgage-Backed Securities — 38,449,784 — 38,449,784
Escrows and Litigation Trusts ............... — 38,000 —
a
38,000
Short Term Investments ................... 39,511,981 24,278,595 — 63,790,576
Total Investments in Securities ........... $39,511,981 $1,920,776,579 $30,550,639 $1,990,839,199
Other Financial Instruments:
Futures Contracts ....................... $3,846,870 $— $— $3,846,870
Swap Contracts ......................... — 997,364 — 997,364
Total Other Financial Instruments ......... $3,846,870 $997,364 $— $4,844,234
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $5,379,216 $— $— $5,379,216
Total Other Financial Instruments ......... $5,379,216 $— $— $5,379,216
Franklin Low Duration U.S. Government Securities Fund
Assets:
Investments in Securities:
b
U.S. Government and Agency Securities ....... — 56,487,545 — 56,487,545
Mortgage-Backed Securities ................ — 231,329,113 — 231,329,113
Agency Commercial Mortgage-Backed Securities — 80,951,266 — 80,951,266
Short Term Investments ................... 11,291,109 — — 11,291,109
Total Investments in Securities ........... $11,291,109 $368,767,924 $— $380,059,033
Other Financial Instruments:
Futures Contracts ....................... $352,033 $— $— $352,033
Total Other Financial Instruments ......... $352,033 $— $— $352,033
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $1,037,568 $— $— $1,037,568
Total Other Financial Instruments ......... $1,037,568 $— $— $1,037,568
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Energy Equipment & Services ............. 123,211 — — 123,211
Hotels, Restaurants & Leisure ............. — 392 — 392
Machinery ............................ — 191,299 — 191,299
Preferred Stocks :
Banks ............................... 2,816,970 — — 2,816,970
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Preferred Stocks: (continued)
Hotels, Restaurants & Leisure ............. $ — $ 4,646 $ — $ 4,646
Warrants ............................... — — 1 1
Corporate Bonds :
Aerospace & Defense ................... — 23,175,643 — 23,175,643
Automobiles .......................... — 1,616,351 — 1,616,351
Banks ............................... — 214,543,802 — 214,543,802
Beverages ........................... — 4,917,289 — 4,917,289
Biotechnology ......................... — 35,786,708 — 35,786,708
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 8,788,034 — 8,788,034
Capital Markets ........................ — 76,700,473 — 76,700,473
Chemicals ........................... — 10,135,038 — 10,135,038
Commercial Services & Supplies ........... — 6,479,538 — 6,479,538
Communications Equipment .............. — 14,689,168 — 14,689,168
Consumer Finance ..................... — 14,555,157 — 14,555,157
Consumer Staples Distribution & Retail ...... — 17,684,573 — 17,684,573
Containers & Packaging ................. — 6,188,635 — 6,188,635
Diversified REITs ...................... — 1,977,384 — 1,977,384
Diversified Telecommunication Services ..... — 31,103,898 — 31,103,898
Electric Utilities ........................ — 64,512,223 — 64,512,223
Electrical Equipment .................... — 2,296,707 — 2,296,707
Electronic Equipment, Instruments &
Components ........................ — 8,235,735 — 8,235,735
Entertainment ......................... — 3,394,350 — 3,394,350
Financial Services ...................... — 28,197,307 — 28,197,307
Food Products ........................ — 31,382,338 — 31,382,338
Ground Transportation .................. — 7,478,805 — 7,478,805
Health Care Equipment & Supplies ......... — 24,299,412 — 24,299,412
Health Care Providers & Services .......... — 63,015,267 — 63,015,267
Health Care REITs ..................... — 9,779,971 — 9,779,971
Health Care Technology ................. — 4,481,808 — 4,481,808
Hotel & Resort REITs ................... — 5,974,204 — 5,974,204
Hotels, Restaurants & Leisure ............. — 12,582,917 — 12,582,917
Household Durables .................... — 6,811,289 — 6,811,289
Independent Power and Renewable Electricity
Producers .......................... — 9,556,208 — 9,556,208
Insurance ............................ — 59,786,951 — 59,786,951
Interactive Media & Services .............. — 19,079,191 — 19,079,191
Life Sciences Tools & Services ............ — 1,495,521 — 1,495,521
Machinery ............................ — 3,126,640 — 3,126,640
Media ............................... — 42,312,128 — 42,312,128
Metals & Mining ....................... — 7,400,181 — 7,400,181
Multi-Utilities .......................... — 13,628,641 — 13,628,641
Oil, Gas & Consumable Fuels ............. — 106,492,976 — 106,492,976
Paper & Forest Products ................. — 1,930,343 — 1,930,343
Passenger Airlines ..................... — 12,246,227 — 12,246,227
Personal Care Products ................. — 2,291,084 — 2,291,084
Pharmaceuticals ....................... — 25,112,772 — 25,112,772
Software ............................. — 6,271,935 — 6,271,935
Specialized REITs ...................... — 6,175,080 — 6,175,080
Technology Hardware, Storage & Peripherals . — 5,294,730 — 5,294,730
Textiles, Apparel & Luxury Goods .......... — 17,763,901 — 17,763,901
Tobacco ............................. — 23,186,841 — 23,186,841
Trading Companies & Distributors .......... — 17,980,367 — 17,980,367
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Wireless Telecommunication Services ....... $ — $ 24,246,196 $ — $ 24,246,196
Senior Floating Rate Interests ............... — 48,919,595 — 48,919,595
Marketplace Loans ....................... — — 29,124,449 29,124,449
Foreign Government and Agency Securities .... — 41,060,711 — 41,060,711
U.S. Government and Agency Securities ....... — 695,128,632 — 695,128,632
Asset-Backed Securities ................... — 206,976,631 — 206,976,631
Commercial Mortgage-Backed Securities ...... — 52,495,323 — 52,495,323
Mortgage-Backed Securities ................ — 1,110,194,185 — 1,110,194,185
Municipal Bonds ......................... — 57,415,028 — 57,415,028
Residential Mortgage-Backed Securities ....... — 78,165,972 — 78,165,972
Agency Commercial Mortgage-Backed Securities — 32,030,156 — 32,030,156
Escrows and Litigation Trusts ............... — 60,000 —
a
60,000
Options Purchased ....................... — 77,983 — 77,983
Short Term Investments ................... 111,055,410 — — 111,055,410
Total Investments in Securities ........... $113,995,591 $3,468,882,490 $29,124,450 $3,612,002,531
Other Financial Instruments:
Futures Contracts ....................... $6,753,522 $— $— $6,753,522
Swap Contracts ......................... — 4,951,789 — 4,951,789
Total Other Financial Instruments ......... $6,753,522 $4,951,789 $— $11,705,311
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $4,087,877 $— $— $4,087,877
Options Written .......................... — 23,325 — 23,325
Total Other Financial Instruments ......... $4,087,877 $23,325 $— $4,111,202
a
Includes financial instruments determined to have no value.
b
For detailed categories, see the accompanying Schedule of Investments.
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year . At October 31, 2024 , the reconciliations are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Specialty Retail ..... — 72,988 — — — — — (72,988) —
c
(72,988)
Warrants :
Machinery ......... — 699 — — — — — (696) 3 (696)
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Financial Services ... 818,811 — — — — (2,181) — (816,630) —
c
(816,630)
Marketplace Loans :
Financial Services ... 55,313,777 13,147,179 (37,543,126) — — — (355,103) (12,091) 30,550,636 (2,595,696)
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $56,132,588 $13,220,866 $(37,543,126) $— $— $(2,181) $(355,103) $(902,405) $30,550,639 $(3,486,010)
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Warrants :
Machinery ......... — 367 — — — — — (366) 1 (366)
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 48,961,503 16,371,746 (35,619,550) — — — (1,389,208) 799,958 29,124,449 (2,019,283)
Commercial Mortgage-
Backed Securities :
Financial Services ... 480 — (480) — — — 22 (22) — —
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $48,961,983 $16,372,113 $(35,620,030) $— $— $— $(1,389,186) $799,570 $29,124,450 $(2,019,649)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2024, are as follows:
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services. . . . . . . . . $30,550,636 Discounted cash flow Loss-adjusted discount rate
0.5% – 13.2%
(9.1%)
Decrease
Projected loss rate 1.0% – 86.9%
(21.5%)
Decrease
All Other Investments. . . .
.......
3
c,d
Total. . . . . . . . . . . . . . .
.........
$30,550,639
Franklin Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services. . . . . . . . . $29,124,449 Discounted cash flow Loss-adjusted discount rate
2.2% – 15.0%
(9.2%)
Decrease
Projected loss rate 1.5% – 57.1%
(21.1%)
Decrease
All Other Investments. . . .
.......
1
c,d
Total. . . . . . . . . . . . . . .
.........
$29,124,450
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
BRL
Brazilian Real
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.90%
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Floating Rate Daily Access
Fund, Franklin Long Duration Credit Fund, Franklin Low Duration Total Return Fund, Franklin Low Duration U.S. Government
Securities Fund and Franklin Total Return Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Floating Rate Daily Access Fund, Franklin Long Duration Credit Fund, Franklin Low Duration Total Return Fund, Franklin Low
Duration U.S. Government Securities Fund and Franklin Total Return Fund (five of the funds constituting Franklin Investors
Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United
States of America.
Franklin Floating Rate Daily Access Fund
(a)
Franklin Long Duration Credit Fund
(b)
Franklin Low Duration Total Return Fund
(a)
Franklin Low Duration U.S. Government Securities Fund
(a)
Franklin Total Return Fund
(a)
*
(a) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for the years ended October 31, 2024 and 2023
(b) Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period August 22, 2023 (effective date) through October 31, 2023
* The financial highlights for Franklin Total Return Fund are presented on a consolidated basis for the years ended
October 31, 2021 and 2020
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Report of Independent Registered Public Accounting Firm

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Annual Report
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, transfer agents, private placement agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
December 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $12,879 —
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $326,625 — $11,485
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $326,625 — $11,485
Qualified Net Interest Income (QII) §871(k)(1)(C) — $3,833,396 —
Section 163(j) Interest Dividends Earned §163(j) $127,377,597 $4,478,804 $87,010,161
Interest Earned from Federal
Obligations Note (1) $2,496,466 $42,762 $20,588,050
Pursuant to:
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Qualified Net Interest Income (QII) §871(k)(1)(C) $20,088,335 —
Section 163(j) Interest Dividends Earned §163(j) $20,088,335 $116,775,726
Interest Earned from Federal
Obligations Note (1) $2,568,717 $20,309,214

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Annual Report
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government Securities Fund
Franklin Total Return Fund
(each a Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Franklin Investors Securities Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between
Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund and (ii) the investment sub-advisory agreement between
FAI and Franklin Templeton Institutional, LLC (Sub-Adviser), an affiliate of the Manager, on behalf of the Franklin Total Return
Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Floating Rate Daily Access Fund - The Performance Universe for the Fund included the Fund and all retail and institutional loan participation funds. The Board noted that the Fund’s annualized income return for the three-, five- and 10-
year periods was above the median of its Performance Universe, but for the one-year period was below the median of its
Performance Universe, although the return was 8.57%. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the first quintile (best) of its Performance Universe, but for the

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five- and 10-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Low Duration Total Return Fund and Franklin Low Duration U.S. Government Securities Fund - The Performance
Universe for the Franklin Low Duration Total Return Fund included the Fund and all retail and institutional short investment-
grade debt funds. The Performance Universe for the Franklin Low Duration U.S. Government Securities Fund included the
Fund and all retail and institutional short US government funds. The Board noted that each Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its respective Performance Universe. The Board also noted that each Fund’s annualized total return for the three-year period was above the median of its respective Performance
Universe, but for the one-, five- and 10-year periods was below the median of its respective Performance Universe. The Board further noted that each Fund’s annualized income return and annualized total return was positive for each reporting period.
The Board also noted management’s view regarding the income-related attributes of each Fund (e.g., a fund’s investment objective) as set forth in each Fund’s registration statement and that the evaluation of each Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that each Fund’s performance was satisfactory.
Franklin Total Return Fund - The Performance Universe for the Fund included the Fund and all retail and institutional core plus bond funds. The Board noted that the Fund’s annualized income return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and noted management’s explanation that the Fund’s emerging markets securities selection, in comparison to its Performance Universe peers, contributed to the Fund’s three- and five-year underperformance. Management also explained that the Fund’s underweight to US dollar duration, in comparison to its peers, contributed to the Fund’s five-year underperformance. Management discussed with the
Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including changes to the Fund’s exposure to certain holdings and enhancements to the portfolio construction process. The Board noted that the Fund outperformed its benchmark, the Bloomberg US Aggregate Index, for the one-year period on a total return basis. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized income return and annualized total return were 3.43% and 5.71%, respectively.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown (i) for Class A shares for each Fund and for the

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other funds in each Fund’s Expense Group, except the Franklin Low Duration U.S. Government Securities Fund and (ii) for
Class A shares for the Franklin Low Duration U.S. Government Securities Fund and for Class A shares and Investor Class shares for other funds in the Fund’s Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Franklin Floating Rate Daily Access Fund - The Expense Group for the Fund included the Fund and 13 other loan participation funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of the Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Low Duration Total Return Fund - The Expense Group for the Fund included the Fund and 12 other short investment-
grade debt funds. The Board noted that the Management Rate was above the median and in the fifth quintile (most expensive)
of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was below the median of its
Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Low Duration U.S. Government Securities Fund and Franklin Total Return Fund - The Expense Group for the
Franklin Low Duration U.S. Government Securities Fund included the Fund and seven other short US government funds. The
Expense Group for the Franklin Total Return Fund included the Fund and 12 other core plus bond funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense
Groups. The Board also noted that the Management Rate for the Franklin Low Duration U.S. Government Securities Fund
was approximately two basis points above the median and the Management Rate for the Franklin Total Return Fund was
approximately four and a half basis points above the median. The Board discussed with management the reasons for the higher shareholder transaction costs, in particular the transfer agent costs, for the Franklin Low Duration U.S. Government
Securities Fund versus its respective Expense Group and the impact of such costs on the Fund’s actual total expense ratio.
The Board also noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based

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upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin Total Return Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each
Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

FIST2-AFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jefferey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jefferey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 27, 2024